UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

(This Form N-CSR relates solely to the Registrant’s 51 portfolios listed in Appendix A)

Address of principal executive offices:	655 Broad Street, 6th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2022

Date of reporting period:	06/30/2022

Item 1 – Reports to Stockholders

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2022

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2022, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST American Funds Growth Allocation Portfolio
AST BlackRock 60/40 Target Allocation ETF

Portfolio
AST BlackRock 80/20 Target Allocation ETF Portfolio

AST ClearBridge Dividend Growth Portfolio

AST Cohen & Steers Realty Portfolio

AST Emerging Markets Equity Portfolio

AST Franklin 85/15 Diversified Allocation Portfolio

AST International Growth Portfolio

AST International Value Portfolio

AST J.P. Morgan International Equity Portfolio

AST Large-Cap Core Portfolio

AST Large-Cap Growth Portfolio

AST Large-Cap Value Portfolio

AST MFS Global Equity Portfolio

AST Mid-Cap Growth Portfolio

AST Mid-Cap Value Portfolio
AST Prudential Flexible Multi-Strategy Portfolio

AST QMA International Core Equity Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Growth Opportunities Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Diversified Real Growth Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Wellington Management Hedged Equity Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2022

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments, Financial Statements, and
Financial Highlights

	Glossary	A1
	AST American Funds Growth Allocation Portfolio	A2
	AST BlackRock 60/40 Target Allocation ETF Portfolio	A5
	AST BlackRock 80/20 Target Allocation ETF Portfolio	A9
	AST ClearBridge Dividend Growth Portfolio	A13
	AST Cohen & Steers Realty Portfolio	A19
	AST Emerging Markets Equity Portfolio	A23
	AST Franklin 85/15 Diversified Allocation Portfolio	A56
	AST International Growth Portfolio	A69
	AST International Value Portfolio	A76
	AST J.P. Morgan International Equity Portfolio	A84
	AST Large-Cap Core Portfolio	A90
	AST Large-Cap Growth Portfolio	A100
	AST Large-Cap Value Portfolio	A107
	AST MFS Global Equity Portfolio	A115
	AST Mid-Cap Growth Portfolio	A120
	AST Mid-Cap Value Portfolio	A127
	AST Prudential Flexible Multi-Strategy Portfolio	A135
	AST QMA International Core Equity Portfolio	A146
	AST Small-Cap Growth Portfolio	A151
	AST Small-Cap Growth Opportunities Portfolio	A159
	AST Small-Cap Value Portfolio	A167
	AST T. Rowe Price Diversified Real Growth Portfolio	A183
	AST T. Rowe Price Natural Resources Portfolio	A218
	AST Wellington Management Hedged Equity Portfolio	A224

Section B	Notes to Financial Statements

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2022

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
Advanced Series Trust	July 31, 2022

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2022

AST American Funds Growth Allocation (As of 06/30/2022)
Top Holdings	Asset Class	% of Net Assets
American Funds Insurance Series - Asset Allocation Fund (Class 1)	Dynamic Allocation	24.9%
Bond Fund of America (The) (Class R6)	Aggregate Bond	20.4%
American Funds Insurance Series - Growth-Income Fund (Class 1)	Blend Broad Market	19.9%
New Perspective Fund (Class R6)	Growth Broad Market	19.8%
American Funds Insurance Series - Growth Fund (Class 1)	Growth Broad Market	14.8%

AST BlackRock 60/40 Target Allocation ETF (As of 06/30/2022)
Ten Largest Holdings	Asset Class	% of Net Assets
iShares Core S&P 500 ETF	Exchange-Traded Funds	23.2%
iShares Core Total USD Bond Market ETF	Exchange-Traded Funds	18.7%
iShares ESG Aware MSCI USA ETF	Exchange-Traded Funds	13.7%
iShares U.S. Treasury Bond ETF	Exchange-Traded Funds	8.3%
iShares MSCI EAFE Value ETF	Exchange-Traded Funds	7.2%
iShares TIPS Bond ETF	Exchange-Traded Funds	5.4%
iShares MSCI Emerging Markets Min Vol Factor ETF	Exchange-Traded Funds	4.1%
iShares MSCI EAFE Growth ETF	Exchange-Traded Funds	3.5%
iShares Fallen Angels USD Bond ETF	Exchange-Traded Funds	2.6%
iShares Core High Dividend ETF	Exchange-Traded Funds	2.4%

AST BlackRock 80/20 Target Allocation ETF (As of 06/30/2022)
Ten Largest Holdings	Asset Class	% of Net Assets
iShares Core S&P 500 ETF	Exchange-Traded Funds	30.1%
iShares ESG Aware MSCI USA ETF	Exchange-Traded Funds	19.6%
iShares MSCI EAFE Value ETF	Exchange-Traded Funds	9.9%
iShares Core Total USD Bond Market ETF	Exchange-Traded Funds	6.9%
iShares MSCI Emerging Markets Min Vol Factor ETF	Exchange-Traded Funds	5.5%
iShares MSCI EAFE Growth ETF	Exchange-Traded Funds	5.0%
iShares U.S. Treasury Bond ETF	Exchange-Traded Funds	4.0%
iShares TIPS Bond ETF	Exchange-Traded Funds	3.3%
iShares Core High Dividend ETF	Exchange-Traded Funds	3.3%
iShares Core S&P Small-Cap ETF	Exchange-Traded Funds	2.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST ClearBridge Dividend Growth (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	4.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.9%
Raytheon Technologies Corp.	Aerospace & Defense	3.7%
Williams Cos., Inc. (The)	Oil, Gas & Consumable Fuels	3.0%
Enbridge, Inc. (Canada)	Oil, Gas & Consumable Fuels	3.0%
UnitedHealth Group, Inc.	Health Care Providers & Services	2.8%
Comcast Corp. (Class A Stock)	Media	2.6%
Merck & Co., Inc.	Pharmaceuticals	2.5%
Johnson & Johnson	Pharmaceuticals	2.4%
Linde PLC (United Kingdom)	Chemicals	2.4%

AST Cohen & Steers Realty (As of 06/30/2022)
Ten Largest Holdings	Real Estate Sectors	% of Net Assets
American Tower Corp.	Specialized REITs	13.4%
Public Storage	Specialized REITs	7.5%
Invitation Homes, Inc.	Residential REITs	6.5%
Welltower, Inc.	Health Care REITs	5.6%
Duke Realty Corp.	Industrial REITs	5.1%
Prologis, Inc.	Industrial REITs	5.0%
Realty Income Corp.	Retail REITs	4.8%
Simon Property Group, Inc.	Retail REITs	4.7%
Digital Realty Trust, Inc.	Specialized REITs	4.4%
UDR, Inc.	Residential REITs	3.7%

AST Emerging Markets Equity (As of 06/30/2022)
Ten Largest Holdings	Asset Class/Line of Business	Country	% of Net Assets
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	South Korea	5.8%
Taiwan Semiconductor	Semiconductors & Semiconductor
Manufacturing Co. Ltd.	Equipment	Taiwan	4.0%
Tencent Holdings Ltd.	Interactive Media & Services	China	3.2%
Taiwan Semiconductor	Semiconductors & Semiconductor
Manufacturing Co. Ltd., ADR	Equipment	Taiwan	3.1%
Alibaba Group Holding Ltd.	Internet & Direct Marketing Retail	China	2.2%
Vanguard FTSE Emerging Markets
ETF	Exchange-Traded Funds	United States	1.6%
iShares Core MSCI Emerging Markets
ETF	Exchange-Traded Funds	United States	1.4%
China Merchants Bank Co. Ltd.
(Class H Stock)	Banks	China	1.4%
Wal-Mart de Mexico SAB de CV	Food & Staples Retailing	Mexico	1.4%
Infosys Ltd., ADR	IT Services	India	1.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST Franklin 85/15 Diversified Allocation (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
AST Core Fixed Income Portfolio	Core Bond	15.3%
Microsoft Corp.	Software	2.2%
Apple, Inc.	Technology Hardware, Storage & Peripherals	1.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.3%
UnitedHealth Group, Inc.	Health Care Providers & Services	1.1%
Visa, Inc. (Class A Stock)	IT Services	1.0%
Nestle SA	Food Products	0.9%
Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	0.8%
ConocoPhillips	Oil, Gas & Consumable Fuels	0.8%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.8%

AST International Growth (As of 06/30/2022)
Ten Largest Holdings	Line of Business	Country	% of Net Assets
LVMH Moet Hennessy Louis Vuitton
SE	Textiles, Apparel & Luxury Goods	France	2.2%
Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	2.0%
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	Netherlands	1.9%
Lonza Group AG	Life Sciences Tools & Services	Switzerland	1.9%
Compass Group PLC	Hotels, Restaurants & Leisure	United Kingdom	1.8%
L’Oreal SA	Personal Products	France	1.7%
Pernod Ricard SA	Beverages	France	1.7%
Bunzl PLC	Trading Companies & Distributors	United Kingdom	1.5%
London Stock Exchange Group PLC	Capital Markets	United Kingdom	1.5%
Diageo PLC	Beverages	United Kingdom	1.5%

AST International Value (As of 06/30/2022)
Ten Largest Holdings	Asset Class/Line of Business	Country	% of Net Assets
Sanofi	Pharmaceuticals	France	2.0%
Roche Holding AG	Pharmaceuticals	United States	1.7%
iShares MSCI EAFE Value ETF	Exchange-Traded Funds	United States	1.5%
GSK PLC	Pharmaceuticals	United States	1.5%
Shell PLC	Oil, Gas & Consumable Fuels	Netherlands	1.3%
Novartis AG	Pharmaceuticals	Switzerland	1.1%
Anglo American PLC	Metals & Mining	South Africa	1.1%
TotalEnergies SE	Oil, Gas & Consumable Fuels	France	1.0%
UBS Group AG	Capital Markets	Switzerland	1.0%
RELX PLC	Professional Services	United Kingdom	0.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST J.P. Morgan International Equity (As of 06/30/2022)
Ten Largest Holdings	Line of Business	Country	% of Net Assets
Nestle SA	Food Products	United States	4.1%
TotalEnergies SE	Oil, Gas & Consumable Fuels	France	3.8%
Roche Holding AG	Pharmaceuticals	United States	3.4%
Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	2.6%
AIA Group Ltd.	Insurance	Hong Kong	2.4%
Diageo PLC	Beverages	United Kingdom	2.3%
Shell PLC	Oil, Gas & Consumable Fuels	Netherlands	2.3%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	2.3%
ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	2.1%
Sony Group Corp.	Household Durables	Japan	2.0%

AST Large-Cap Core (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	6.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.3%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.9%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.0%
Mastercard, Inc. (Class A Stock)	IT Services	1.5%
Johnson & Johnson	Pharmaceuticals	1.4%
AbbVie, Inc.	Biotechnology	1.3%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.3%
Tesla, Inc.	Automobiles	1.3%
Visa, Inc. (Class A Stock)	IT Services	1.2%

AST Large-Cap Growth (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	8.9%
Amazon.com, Inc.	Internet & Direct Marketing Retail	6.9%
Apple, Inc.	Technology Hardware, Storage & Peripherals	5.5%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	4.3%
Visa, Inc. (Class A Stock)	IT Services	3.5%
UnitedHealth Group, Inc.	Health Care Providers & Services	3.1%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2.4%
Salesforce, Inc.	Software	2.1%
Mastercard, Inc. (Class A Stock)	IT Services	1.9%
Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	1.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST Large-Cap Value (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Johnson & Johnson	Pharmaceuticals	2.5%
Pfizer, Inc.	Pharmaceuticals	2.0%
Comcast Corp. (Class A Stock)	Media	1.8%
Chubb Ltd.	Insurance	1.7%
Elevance Health, Inc.	Health Care Providers & Services	1.6%
JPMorgan Chase & Co.	Banks	1.6%
Merck & Co., Inc.	Pharmaceuticals	1.6%
ConocoPhillips	Oil, Gas & Consumable Fuels	1.4%
Citigroup, Inc.	Banks	1.4%
General Electric Co.	Industrial Conglomerates	1.4%

AST MFS Global Equity (As of 06/30/2022)
Ten Largest Holdings	Line of Business	Country	% of Net Assets
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	United States	3.3%
Visa, Inc. (Class A Stock)	IT Services	United States	3.1%
Roche Holding AG	Pharmaceuticals	United States	2.8%
Comcast Corp. (Class A Stock)	Media	United States	2.7%
Schneider Electric SE	Electrical Equipment	United States	2.6%
Medtronic PLC	Health Care Equipment & Supplies	United States	2.6%
Accenture PLC (Class A Stock)	IT Services	United States	2.6%
Nestle SA	Food Products	United States	2.5%
LVMH Moet Hennessy Louis Vuitton
SE	Textiles, Apparel & Luxury Goods	France	2.2%
Diageo PLC	Beverages	United Kingdom	2.2%

AST Mid-Cap Growth (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Synopsys, Inc.	Software	2.4%
Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	2.3%
MSCI, Inc.	Capital Markets	2.1%
PerkinElmer, Inc.	Life Sciences Tools & Services	1.9%
Cadence Design Systems, Inc.	Software	1.9%
O’Reilly Automotive, Inc.	Specialty Retail	1.7%
Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	1.7%
Arthur J. Gallagher & Co.	Insurance	1.6%
Entegris, Inc.	Semiconductors & Semiconductor Equipment	1.5%
Take-Two Interactive Software, Inc.	Entertainment	1.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST Mid-Cap Value (As of 06/30/2022)
Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets
Vanguard Mid-Cap Value ETF	Exchange-Traded Funds	2.0%
Leidos Holdings, Inc.	Professional Services	1.7%
Zions Bancorp NA	Banks	1.4%
Alleghany Corp.	Insurance	1.3%
Molina Healthcare, Inc.	Health Care Providers & Services	1.1%
Middleby Corp. (The)	Machinery	1.0%
MKS Instruments, Inc.	Semiconductors & Semiconductor Equipment	0.9%
Voya Financial, Inc.	Diversified Financial Services	0.9%
Hanover Insurance Group, Inc. (The)	Insurance	0.9%
iShares Russell Mid-Cap Value ETF	Exchange-Traded Funds	0.8%

AST Prudential Flexible Multi-Strategy (As of 06/30/2022)
Ten Largest Holdings	Asset Class	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	Exchange-Traded Funds	27.8%
iShares Core S&P 500 ETF	Exchange-Traded Funds	21.5%
iShares Russell 2000 ETF	Exchange Traded Funds	3.2%
Invesco QQQ Trust Series 1	Exchange-Traded Funds	3.1%
AST High Yield Portfolio	High Yield	2.9%
AST Large-Cap Core Portfolio	Large/Mid-Cap Growth	2.7%
PGIM Select Real Estate Fund Class R6	Real Estate	2.6%
iShares MSCI EAFE ETF	Exchange Traded Funds	1.7%
iShares 3-7 Year Treasury Bond ETF	Exchange-Traded Funds	1.6%
iShares 1-3 Year Treasury Bond ETF	Exchange-Traded Funds	1.4%

AST QMA International Core Equity (As of 06/30/2022)
Top Holding	Asset Class	Country	% of Net Assets
iShares MSCI EAFE ETF	Exchange-Traded Funds	United States	4.6%

AST Small-Cap Growth (As of 06/30/2022)
Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets
Chart Industries, Inc.	Machinery	2.9%
Visteon Corp.	Auto Components	1.6%
Rapid7, Inc.	Software	1.6%
iShares Russell 2000 Growth ETF	Exchange-Traded Funds	1.5%
Vanguard Small-Cap Growth ETF	Exchange-Traded Funds	1.5%
Planet Fitness, Inc. (Class A Stock)	Hotels, Restaurants & Leisure	1.5%
Ryman Hospitality Properties, Inc.	Equity Real Estate Investment Trusts (REITs)	1.4%
Churchill Downs, Inc.	Hotels, Restaurants & Leisure	1.4%
Simply Good Foods Co. (The)	Food Products	1.4%
Varonis Systems, Inc.	Software	1.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST Small-Cap Growth Opportunities (As of 06/30/2022)
Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets
Vanguard Small-Cap Growth ETF	Exchange-Traded Funds	2.2%
Chart Industries, Inc.	Machinery	1.5%
Applied Industrial Technologies, Inc.	Trading Companies & Distributors	1.2%
Zurn Water Solutions Corp.	Building Products	1.2%
iShares Russell 2000 Growth ETF	Exchange-Traded Funds	1.1%
R1 RCM, Inc.	Health Care Providers & Services	1.0%
WillScot Mobile Mini Holdings Corp.	Construction & Engineering	1.0%
Sprout Social, Inc. (Class A Stock)	Software	1.0%
Varonis Systems, Inc.	Software	1.0%
CACI International, Inc. (Class A Stock)	Professional Services	1.0%

AST Small-Cap Value (As of 06/30/2022)
Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets
iShares Russell 2000 Value ETF	Exchange-Traded Funds	1.6%
Vanguard Small-Cap Value ETF	Exchange-Traded Funds	1.6%
ABM Industries, Inc.	Commercial Services & Supplies	1.0%
WESCO International, Inc.	Trading Companies & Distributors	0.8%
Graphic Packaging Holding Co.	Containers & Packaging	0.7%
Hancock Whitney Corp.	Banks	0.6%
Agree Realty Corp.,	Equity Real Estate Investment Trusts (REITs)	0.5%
Resideo Technologies, Inc.	Building Products	0.5%
Change Healthcare, Inc.	Health Care Technology	0.5%
KBR, Inc.	Professional Services	0.5%

AST T. Rowe Price Diversified Real Growth (As of 06/30/2022)
Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets
T. Rowe Price Institutional Floating Rate
Fund, (Institutional Shares)	Bank Loan	3.8%
T. Rowe Price Emerging Markets Bond
Fund, (Investor Class)	Emerging Markets	3.0%
T. Rowe Price Institutional High Yield
Fund, (Institutional Shares)	High Yield	2.5%
Microsoft Corp.	Software	2.5%
Apple, Inc.	Technology Hardware, Storage & Peripherals	1.4%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.3%
UnitedHealth Group, Inc.	Health Care Providers & Services	1.2%
U.S. Treasury Inflation Indexed Bonds,
TIPS, 0.125%, 04/15/27	U.S. Treasury Obligations	1.1%
U.S. Treasury Inflation Indexed Bonds,
TIPS, 0.375%, 07/15/23	U.S. Treasury Obligations	1.0%
U.S. Treasury Inflation Indexed Bonds,
TIPS, 0.625%, 01/15/24	U.S. Treasury Obligations	1.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST T. Rowe Price Natural Resources (As of 06/30/2022)
Ten Largest Holdings	Line of Business	Country	% of Net Assets
ConocoPhillips	Oil & Gas Exploration & Production	United States	5.0%
TotalEnergies SE	Integrated Oil & Gas	France	4.7%
Chevron Corp.	Integrated Oil & Gas	United States	3.6%
EOG Resources, Inc.	Oil & Gas Exploration & Production	United States	3.4%
Equinor ASA	Integrated Oil & Gas	Norway	3.3%
Pioneer Natural Resources Co.	Oil & Gas Exploration & Production	United States	2.7%
Linde PLC	Industrial Gases	United Kingdom	2.7%
BHP Group Ltd.	Diversified Metals & Mining	Australia	2.6%
Devon Energy Corp.	Oil & Gas Exploration & Production	United States	2.5%
Sherwin-Williams Co. (The)	Specialty Chemicals	United States	2.3%

AST Wellington Management Hedged Equity (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	2.1%
UnitedHealth Group, Inc.	Health Care Providers & Services	2.0%
Chubb Ltd.	Insurance	1.4%
Johnson & Johnson	Pharmaceuticals	1.1%
Apple, Inc.	Technology Hardware, Storage & Peripherals	1.1%
Marsh & McLennan Cos., Inc.	Insurance	1.1%
Intact Financial Corp. (Canada)	Insurance	1.0%
Danaher Corp.	Life Sciences Tools & Services	1.0%
TJX Cos., Inc. (The)	Specialty Retail	1.0%
PepsiCo, Inc.	Beverages	1.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2022

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST American Funds Growth Allocation	Actual	$1,000.00	$798.80	0.92%	$4.10

	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

AST BlackRock 60/40 Target Allocation ETF	Actual	$1,000.00	$846.20	0.75%	$3.43

	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

AST BlackRock 80/20 Target Allocation ETF	Actual	$1,000.00	$833.20	0.76%	$3.45

	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81

AST ClearBridge Dividend Growth	Actual	$1,000.00	$885.10	0.91%	$4.25

	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

AST Cohen & Steers Realty	Actual	$1,000.00	$809.20	1.10%	$4.93

	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

AST Emerging Markets Equity	Actual	$1,000.00	$813.00	1.30%	$5.84

	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

AST Franklin 85/15 Diversified Allocation	Actual	$1,000.00	$790.10	1.03%	$4.57

	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

AST International Growth	Actual	$1,000.00	$689.10	1.07%	$4.48

	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
AST International Value	Actual	$1,000.00	$855.80	1.09%	$5.02

	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2022

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST J.P. Morgan International Equity	Actual	$1,000.00	$753.60	1.00%	$4.35

	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

AST Large-Cap Core	Actual	$1,000.00	$815.10	0.80%	$3.60

	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

AST Large-Cap Growth	Actual	$1,000.00	$683.00	0.88%	$3.67

	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

AST Large-Cap Value	Actual	$1,000.00	$947.50	0.81%	$3.91

	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

AST MFS Global Equity	Actual	$1,000.00	$787.10	1.10%	$4.87

	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

AST Mid-Cap Growth	Actual	$1,000.00	$681.00	1.06%	$4.42
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

AST Mid-Cap Value	Actual	$1,000.00	$859.50	0.97%	$4.47

	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

AST Prudential Flexible Multi-Strategy	Actual	$1,000.00	$828.50	1.19%	$5.40

	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

AST QMA International Core Equity	Actual	$1,000.00	$815.60	1.00%	$4.50

	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

AST Small-Cap Growth	Actual	$1,000.00	$696.10	1.00%	$4.21

	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

AST Small-Cap Growth Opportunities	Actual	$1,000.00	$674.30	1.05%	$4.36

	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

AST Small-Cap Value	Actual	$1,000.00	$832.40	1.00%	$4.54

	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

AST T. Rowe Price Diversified Real Growth	Actual	$1,000.00	$824.40	1.05%	$4.75

	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

AST T. Rowe Price Natural Resources	Actual	$1,000.00	$937.60	0.98%	$4.71

	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

AST Wellington Management Hedged	Actual	$1,000.00	$884.20	1.03%	$4.81

Equity	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2022, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

BRL Brazilian Real

CAD Canadian Dollar

CLP Chilean Peso

CNH Chinese Renminbi

COP Colombian Peso

CZK Czech Koruna

EUR Euro

HKD Hong Kong Dollar

HUF Hungarian Forint

IDR Indonesian Rupiah

ILS Israeli Shekel

INR Indian Rupee

JPY Japanese Yen

KRW South Korean Won

MXN Mexican Peso

PEN Peruvian Nuevo Sol

PHP Philippine Peso

PLN Polish Zloty

SAR Saudi Arabian Riyal

SGD Singapore Dollar

THB Thai Baht

TWD New Taiwanese Dollar

USD US Dollar

ZAR South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ACWI — All Country World Index

ADR — American Depositary Receipt

AQUIS — Aquis Exchange

BABs — Build America Bonds

CDI — Chess Depository Interest

CDS — Credit Default Swap

CDX — Credit Derivative Index

CVA — Certificate Van Aandelen (Bearer)

CVT — Convertible Security

EAFE — Europe, Australasia, Far East

ESG — Environmental Social and Governance

ETF — Exchange-Traded Fund

FHLMC — Federal Home Loan Mortgage Corporation

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

GSCI — Goldman Sachs Commodity Index

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MLP — Master Limited Partnership

MOEX — Moscow Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers

    Automated Quotations

NVDR — Non-voting Depositary Receipt

NYSE — New York Stock Exchange

OTC — Over-the-counter

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

Q — Quarterly payment frequency for swaps

REITs — Real Estate Investment Trust

RTS — Russian Trading System

S&P — Standard & Poor’s

SDR — Sweden Depositary Receipt

SGMX — Sigma X MTF

SOFR — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depositary Receipts

TIPS — Treasury Inflation-Protected Securities

TSX — Toronto Stock Exchange

UTS — Unit Trust Security

XAMS — Amsterdam Stock Exchange

XASX — Australian Stock Exchange

XETR — Frankfurt Stock Exchange

XHKG — Hong Kong Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

XSWX — SIX Swiss Exchange

SEE NOTES TO FINANCIAL STATEMENTS

A1

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.8%

UNAFFILIATED FUNDS**
American Funds Insurance Series - Asset Allocation Fund (Class 1)	8,454,844	$185,330,178
American Funds Insurance Series - Growth Fund (Class 1)	1,436,159	110,024,140
American Funds Insurance Series - Growth-Income Fund (Class 1)	3,027,671	147,720,084
Bond Fund of America (The) (Class R6)	12,781,679	151,590,717
New Perspective Fund (Class R6)	3,038,178	147,321,233

TOTAL LONG-TERM INVESTMENTS (cost $797,707,521)		741,986,352

SHORT-TERM INVESTMENT — 0.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,760,132)(wb)	1,760,132	1,760,132

TOTAL INVESTMENTS—100.0% (cost $799,467,653)		743,746,484

Other assets in excess of liabilities — 0.0%		30,670

NET ASSETS — 100.0%		$743,777,154

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

**	Investments are affiliated with the Subadvisor.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Unaffiliated Funds	$741,986,352	$—	$—
Short-Term Investment
Affiliated Mutual Fund	1,760,132	—	—

Total	$743,746,484	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Unaffiliated Funds	99.8%

Affiliated Mutual Fund	0.2%

100.0
Other assets in excess of liabilities	0.0 *

100.0%

* Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value:
Unaffiliated investments (cost $797,707,521)	$741,986,352
Affiliated investments (cost $1,760,132)	1,760,132
Receivable for investments sold	456,546
Dividends and interest receivable	119,371
Prepaid expenses	1,647

Total Assets	744,324,048

LIABILITIES
Payable for Portfolio shares purchased	456,546
Accrued expenses and other liabilities	42,451
Management fee payable	26,515
Distribution fee payable	20,568
Affiliated transfer agent fee payable	512
Trustees’ fees payable	302

Total Liabilities	546,894

NET ASSETS	$743,777,154

Net assets were comprised of:
Partners’ Equity	$743,777,154

Net asset value and redemption price per share, $743,777,154 / 56,941,263 outstanding shares of beneficial interest	$13.06

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$5,264,575
Affiliated dividend income	5,317

Total income	5,269,892

EXPENSES
Management fee	3,973,429
Distribution fee	1,492,937
Custodian and accounting fees	43,960
Legal fees and expenses	13,748
Trustees’ fees	13,342
Audit fee	12,943
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,718
Shareholders’ reports	2,763
Miscellaneous	16,865

Total expenses	5,573,705
Less: Fee waiver and/or expense reimbursement	(1,908,753)

Net expenses	3,664,952

NET INVESTMENT INCOME (LOSS)	1,604,940

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	37,955,896
Net capital gain distributions received	71,088,589

109,044,485

Net change in unrealized appreciation (depreciation) on investments	(396,812,776)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(287,768,291)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(286,163,351)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,604,940	$9,051,485
Net realized gain (loss) on investment transactions	37,955,896	42,445,623
Net capital gain distributions received	71,088,589	61,365,783
Net change in unrealized appreciation (depreciation) on investments	(396,812,776)	78,829,048

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(286,163,351)	191,691,939

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [14,092,006 and 294,080 shares, respectively]	193,307,838	4,379,783
Portfolio shares purchased [46,033,152 and 4,247,946 shares, respectively]	(616,799,770)	(65,887,804)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(423,491,932)	(61,508,021)

TOTAL INCREASE (DECREASE)	(709,655,283)	130,183,918
NET ASSETS:
Beginning of period	1,453,432,437	1,323,248,519

End of period	$743,777,154	$1,453,432,437

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,			April 30, 2018(a) through
	June 30, 2022		2021	2020	2019	December 31, 2018
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$16.35		$14.25	$11.68	$9.55	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		0.10	0.11	0.21	0.46
Net realized and unrealized gain (loss) on investment transactions	(3.31)		2.00	2.46	1.92	(0.91)

Total from investment operations	(3.29)		2.10	2.57	2.13	(0.45)

Net Asset Value, end of period	$13.06		$16.35	$14.25	$11.68	$9.55

Total Return(c)	(20.12)%		14.74%	22.00%	22.30%	(4.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$744		$1,453	$1,323	$977	$298
Average net assets (in millions)	$1,204		$1,403	$1,043	$663	$151
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.61	%(e)	0.61%	0.61%	0.61%	0.60	%(e)
Expenses before waivers and/or expense reimbursement	0.93	%(e)	0.93%	0.94%	0.95%	1.01	%(e)
Net investment income (loss)	0.27	%(e)	0.65%	0.85%	1.93%	6.86	%(e)
Portfolio turnover rate(f)	22%		10%	68%	13%	20%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%

EXCHANGE-TRADED FUNDS**
iShares 10-20 Year Treasury Bond ETF	23,889	$2,870,263
iShares Convertible Bond ETF	33,562	2,327,860
iShares Core High Dividend ETF(a)	36,792	3,695,021
iShares Core S&P 500 ETF	94,094	35,675,740
iShares Core S&P Small-Cap ETF(a)	33,914	3,133,993
iShares Core Total USD Bond Market ETF(a)	614,439	28,768,034
iShares ESG Aware MSCI USA ETF(a)	251,237	21,078,784
iShares Fallen Angels USD Bond ETF(a)	164,267	4,044,255
iShares GSCI Commodity Dynamic ETF	41,797	1,711,169
iShares MSCI EAFE Growth ETF(a)	67,429	5,427,360
iShares MSCI EAFE Value ETF(a)	255,616	11,093,734
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	112,671	6,245,354
iShares MSCI USA Min Vol Factor ETF	35,038	2,460,018
iShares TIPS Bond ETF	72,257	8,230,795
iShares U.S. Energy ETF(a)	57,881	2,206,424
iShares U.S. Infrastructure ETF	43,299	1,473,898
iShares U.S. Treasury Bond ETF	534,855	12,783,034

TOTAL LONG-TERM INVESTMENTS (cost $164,657,122)		153,225,736

SHORT-TERM INVESTMENTS — 16.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	783,205	783,205
PGIM Institutional Money Market Fund (cost $24,387,558; includes $24,348,297 of cash collateral for securities on loan)(b)(wa)	24,409,324	24,387,355

TOTAL SHORT-TERM INVESTMENTS (cost $25,170,763)		25,170,560

TOTAL INVESTMENTS—115.9% (cost $189,827,885)		178,396,296
Liabilities in excess of other assets — (15.9)%		(24,496,946)

NET ASSETS — 100.0%		$153,899,350

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

**	Investments are affiliated with the Subadvisor.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,737,357; cash collateral of $24,348,297 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Exchange-Traded Funds	$153,225,736	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$25,170,560	$—	$—

Total	$178,396,296	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Exchange-Traded Funds	99.6%
Affiliated Mutual Funds (15.8% represents investments purchased with collateral from securities on loan)	16.3

115.9
Liabilities in excess of other assets	(15.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$23,737,357	$(23,737,357)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $23,737,357:
Unaffiliated investments (cost $164,657,122)	$153,225,736
Affiliated investments (cost $25,170,763)	25,170,560
Receivable for Portfolio shares sold	449,947
Dividends receivable	1,142
Prepaid expenses	378

Total Assets	178,847,763

LIABILITIES
Payable to broker for collateral for securities on loan	24,348,297
Payable for investments purchased	474,363
Accrued expenses and other liabilities	100,610
Management fee payable	20,241
Distribution fee payable	4,230
Affiliated transfer agent fee payable	512
Trustees’ fees payable	160

Total Liabilities	24,948,413

NET ASSETS	$153,899,350

Net assets were comprised of:
Partners’ Equity	$153,899,350

Net asset value and redemption price per share, $153,899,350 / 11,802,343 outstanding shares of beneficial interest	$13.04

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$2,097,223
Income from securities lending, net (including affiliated income of $44,538)	170,131
Affiliated dividend income	3,485

Total income	2,270,839

EXPENSES
Management fee	578,160
Distribution fee	275,314
Custodian and accounting fees	21,695
Audit fee	13,191
Legal fees and expenses	11,033
Trustees’ fees	5,981
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,716
Shareholders’ reports	2,552
Miscellaneous	13,445

Total expenses	925,087
Less: Fee waiver and/or expense reimbursement	(265,173)

Net expenses	659,914

NET INVESTMENT INCOME (LOSS)	1,610,925

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(11,244))	9,244,653
Net change in unrealized appreciation (depreciation)on investments (including affiliated of $(203))	(49,304,992)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(40,060,339)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(38,449,414)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,610,925	$4,223,790
Net realized gain (loss) on investment transactions	9,244,653	21,864,084
Net change in unrealized appreciation (depreciation) on investments	(49,304,992)	874,716

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(38,449,414)	26,962,590

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,581,339 and 156,652 shares, respectively].	21,568,344	2,239,891
Portfolio shares purchased [6,212,785 and 777,143 shares, respectively]	(82,423,988)	(11,449,578)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(60,855,644)	(9,209,687)

TOTAL INCREASE (DECREASE)	(99,305,058)	17,752,903
NET ASSETS:
Beginning of period	253,204,408	235,451,505

End of period	$153,899,350	$253,204,408

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,		January 02, 2019(a) through
	June 30, 2022		2021	2020	December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$15.41		$13.81	$11.93	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.25	0.17	0.28
Net realized and unrealized gain (loss) on investment transactions	(2.47)		1.35	1.71	1.65

Total from investment operations	(2.37)		1.60	1.88	1.93

Net Asset Value, end of period	$13.04		$15.41	$13.81	$11.93

Total Return(c)	(15.38)%		11.59%	15.76%	19.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$154		$253	$235	$147
Average net assets (in millions)	$222		$247	$183	$63
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.57%	0.59%	0.63	%(e)
Expenses before waivers and/or expense reimbursement	0.84	%(e)	0.83%	0.86%	0.94	%(e)
Net investment income (loss)	1.46	%(e)	1.71%	1.40%	2.42	%(e)
Portfolio turnover rate(f)	36%		66%	112%	37%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%

EXCHANGE-TRADED FUNDS**
iShares 10-20 Year Treasury Bond ETF	34,148	$4,102,882
iShares Convertible Bond ETF(a)	43,955	3,048,719
iShares Core High Dividend ETF(a)	67,420	6,770,991
iShares Core S&P 500 ETF(a)	163,731	62,078,609
iShares Core S&P Small-Cap ETF(a)	55,610	5,138,920
iShares Core Total USD Bond Market ETF(a)	305,654	14,310,720
iShares ESG Aware MSCI USA ETF(a)	480,672	40,328,381
iShares GSCI Commodity Dynamic ETF	55,836	2,285,926
iShares MSCI EAFE Growth ETF(a)	128,872	10,372,907
iShares MSCI EAFE Value ETF(a)	471,812	20,476,641
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	202,999	11,252,235
iShares MSCI USA Min Vol Factor ETF(a)	47,081	3,305,557
iShares TIPS Bond ETF	60,083	6,844,054
iShares U.S. Energy ETF(a)	101,250	3,859,650
iShares U.S. Infrastructure ETF(a)	85,084	2,896,259
iShares U.S. Treasury Bond ETF	342,927	8,195,955

TOTAL LONG-TERM INVESTMENTS (cost $219,374,310)		205,268,406

SHORT-TERM INVESTMENTS — 26.2%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	1,318,754	1,318,754
PGIM Institutional Money Market Fund (cost $52,706,979; includes $52,633,890 of cash collateral for securities on loan)(b)(wa)	52,753,395	52,705,917

TOTAL SHORT-TERM INVESTMENTS (cost $54,025,733)		54,024,671

TOTAL INVESTMENTS—125.8% (cost $273,400,043)		259,293,077

Liabilities in excess of other assets — (25.8)%		(53,147,392)

NET ASSETS — 100.0%		$206,145,685

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

**	Investments are affiliated with the Subadvisor.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,294,776; cash collateral of $52,633,890 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Exchange-Traded Funds	$205,268,406	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$54,024,671	$—	$—

Total	$259,293,077	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Exchange-Traded Funds	99.6%
Affiliated Mutual Funds (25.5% represents investments purchased with collateral from securities on loan)	26.2

125.8
Liabilities in excess of other assets	(25.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$51,294,776	$(51,294,776)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $51,294,776:
Unaffiliated investments (cost $219,374,310)	$205,268,406
Affiliated investments (cost $54,025,733)	54,024,671
Receivable for Portfolio shares sold	589,555
Dividends receivable	12,775
Prepaid expenses	493

Total Assets	259,895,900

LIABILITIES
Payable to broker for collateral for securities on loan	52,633,890
Payable for investments purchased	902,220
Accrued expenses and other liabilities	182,286
Management fee payable	25,415
Distribution fee payable	5,685
Affiliated transfer agent fee payable	512
Trustees’ fees payable	207

Total Liabilities	53,750,215

NET ASSETS	$206,145,685

Net assets were comprised of:
Partners’ Equity	$206,145,685

Net asset value and redemption price per share, $206,145,685 / 14,579,477 outstanding shares of beneficial interest	$14.14

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$2,994,700
Income from securities lending, net (including affiliated income of $89,909)	201,685
Affiliated dividend income	4,309

Total income	3,200,694

EXPENSES
Management fee	826,863
Distribution fee	394,168
Custodian and accounting fees	23,577
Audit fee	13,191
Legal fees and expenses	11,297
Trustees’ fees	6,757
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,716
Shareholders’ reports	2,534
Miscellaneous	18,845

Total expenses	1,300,948
Less: Fee waiver and/or expense reimbursement	(371,443)

Net expenses	929,505

NET INVESTMENT INCOME (LOSS)	2,271,189

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(16,073))	26,553,261
Net change in unrealized appreciation (depreciation)on investments (including affiliated of $(1,062))	(89,013,213)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(62,459,952)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(60,188,763)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,271,189	$5,947,910
Net realized gain (loss) on investment transactions	26,553,261	31,588,878
Net change in unrealized appreciation (depreciation) on investments	(89,013,213)	13,573,245

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(60,188,763)	51,110,033

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,017,687 and 358,839 shares, respectively]	45,101,855	5,499,115
Portfolio shares purchased [9,993,478 and 796,245 shares, respectively]	(144,459,238)	(12,756,270)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(99,357,383)	(7,257,155)

TOTAL INCREASE (DECREASE)	(159,546,146)	43,852,878
NET ASSETS:
Beginning of period	365,691,831	321,838,953

End of period	$206,145,685	$365,691,831

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,		January 02, 2019(a) through December 31, 2019
			2021	2020
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$16.97		$14.63	$12.36	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.27	0.15	0.29
Net realized and unrealized gain (loss) on investment transactions	(2.94)		2.07	2.12	2.07

Total from investment operations	(2.83)		2.34	2.27	2.36

Net Asset Value, end of period	$14.14		$16.97	$14.63	$12.36

Total Return(c)	(16.68)%		15.99%	18.37%	23.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$206		$366	$322	$200
Average net assets (in millions)	$318		$348	$241	$84
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.59	%(e)	0.56%	0.58%	0.64	%(e)
Expenses before waivers and/or expense reimbursement	0.83	%(e)	0.82%	0.84%	0.90	%(e)
Net investment income (loss)	1.44	%(e)	1.71%	1.16%	2.49	%(e)
Portfolio turnover rate(f)	39%		53%	133%	38%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.9%

COMMON STOCKS
Aerospace & Defense — 5.3%
Northrop Grumman Corp.	32,034	$15,330,511
Raytheon Technologies Corp.	375,331	36,073,063

		51,403,574

Air Freight & Logistics — 2.1%
United Parcel Service, Inc. (Class B Stock)	112,589	20,551,996

Banks — 5.9%
Bank of America Corp.	654,591	20,377,418
JPMorgan Chase & Co.	118,275	13,318,948
PNC Financial Services Group, Inc. (The)	83,478	13,170,324
U.S. Bancorp	225,608	10,382,480

		57,249,170

Beverages — 2.3%
Coca-Cola Co. (The)	346,222	21,780,826

Capital Markets — 1.1%
Blackstone, Inc.	119,716	10,921,691

Chemicals — 5.2%
Ecolab, Inc.	45,698	7,026,525
Linde PLC (United Kingdom)(a)	79,489	22,855,472
PPG Industries, Inc.	175,200	20,032,368

		49,914,365

Commercial Services & Supplies — 1.8%
Waste Management, Inc.	113,303	17,333,093

Communications Equipment — 1.2%
Cisco Systems, Inc.	268,817	11,462,357

Construction Materials — 1.8%
Vulcan Materials Co.	123,624	17,566,970

Diversified Financial Services — 2.3%
Apollo Global Management, Inc.	465,216	22,553,672

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	437,493	22,202,770

Electric Utilities — 1.5%
Edison International	235,113	14,868,546

Entertainment — 1.8%
Walt Disney Co. (The)*	179,348	16,930,451

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	67,524	17,258,459
Boston Properties, Inc.(a)	73,067	6,501,502

		23,759,961

Food Products — 4.0%
Mondelez International, Inc. (Class A Stock)	338,127	20,994,305
Nestle SA, ADR(a)	155,007	18,041,265

		39,035,570

Health Care Equipment & Supplies — 2.2%
Becton, Dickinson & Co.	86,678	21,368,727

Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc.	51,894	26,654,315

	Shares	Value

COMMON STOCKS (continued)
Household Products — 2.2%
Procter & Gamble Co. (The)	145,491	$20,920,151

Insurance — 5.1%
American International Group, Inc.	265,871	13,593,984
MetLife, Inc.	243,986	15,319,881
Travelers Cos., Inc. (The)	118,882	20,106,513

		49,020,378

IT Services — 3.7%
Mastercard, Inc. (Class A Stock)	51,766	16,331,138
Visa, Inc. (Class A Stock)(a)	100,614	19,809,890

		36,141,028

Machinery — 0.4%
Otis Worldwide Corp.	61,354	4,335,887

Media — 2.6%
Comcast Corp. (Class A Stock)	648,869	25,461,619

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	138,410	4,049,877

Multi-Utilities — 2.5%
Public Service Enterprise Group, Inc.	71,338	4,514,269
Sempra Energy	129,217	19,417,438

		23,931,707

Oil, Gas & Consumable Fuels — 8.8%
Chesapeake Energy Corp.(a)	95,325	7,730,858
Enbridge, Inc. (Canada)(a)	688,904	29,113,083
EQT Corp.	210,923	7,255,751
Pioneer Natural Resources Co.	53,500	11,934,780
Williams Cos., Inc. (The)	935,754	29,204,882

		85,239,354

Pharmaceuticals — 7.9%
Johnson & Johnson	131,739	23,384,990
Merck & Co., Inc.	269,729	24,591,193
Pfizer, Inc.	363,694	19,068,476
Zoetis, Inc.	54,580	9,381,756

		76,426,415

Road & Rail — 2.0%
Union Pacific Corp.	89,358	19,058,274

Semiconductors & Semiconductor Equipment — 3.0%
Broadcom, Inc.	25,831	12,548,958
Intel Corp.	256,846	9,608,609
Texas Instruments, Inc.	43,764	6,724,339

		28,881,906

Software — 7.2%
Microsoft Corp.	178,335	45,801,778
Oracle Corp.	190,654	13,320,995
SAP SE (Germany), ADR	120,700	10,949,904

		70,072,677

Specialty Retail — 2.1%
Home Depot, Inc. (The)	73,538	20,169,267

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	276,358	$37,783,666

TOTAL LONG-TERM INVESTMENTS (cost $788,493,737)		947,050,260

SHORT-TERM INVESTMENTS — 9.0%

AFFILIATED MUTUAL FUND — 6.9%
PGIM Institutional Money Market Fund (cost $66,390,525; includes $66,339,591 of cash collateral for securities on loan)(b)(we)	66,445,469	66,385,669

UNAFFILIATED FUND — 2.1%
Fidelity Government Portfolio (Institutional Shares)
(cost $20,473,057)	20,473,057	20,473,057

TOTAL SHORT-TERM INVESTMENTS (cost $86,863,582)		86,858,726

TOTAL INVESTMENTS—106.9% (cost $875,357,319)		1,033,908,986

Liabilities in excess of other assets — (6.9)%		(67,183,689)

NET ASSETS — 100.0%		$966,725,297

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,846,129; cash collateral of $66,339,591 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$51,403,574	$—	$—
Air Freight & Logistics	20,551,996	—	—
Banks	57,249,170	—	—
Beverages	21,780,826	—	—
Capital Markets	10,921,691	—	—
Chemicals	49,914,365	—	—
Commercial Services & Supplies	17,333,093	—	—
Communications Equipment	11,462,357	—	—
Construction Materials	17,566,970	—	—
Diversified Financial Services	22,553,672	—	—
Diversified Telecommunication Services	22,202,770	—	—
Electric Utilities	14,868,546	—	—
Entertainment	16,930,451	—	—
Equity Real Estate Investment Trusts (REITs)	23,759,961	—	—
Food Products	39,035,570	—	—
Health Care Equipment & Supplies	21,368,727	—	—
Health Care Providers & Services	26,654,315	—	—
Household Products	20,920,151	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Insurance	$49,020,378	$—	$—
IT Services	36,141,028	—	—
Machinery	4,335,887	—	—
Media	25,461,619	—	—
Metals & Mining	4,049,877	—	—
Multi-Utilities	23,931,707	—	—
Oil, Gas & Consumable Fuels	85,239,354	—	—
Pharmaceuticals	76,426,415	—	—
Road & Rail	19,058,274	—	—
Semiconductors & Semiconductor Equipment	28,881,906	—	—
Software	70,072,677	—	—
Specialty Retail	20,169,267	—	—
Technology Hardware, Storage & Peripherals	37,783,666	—	—
Short-Term Investments
Affiliated Mutual Fund	66,385,669	—	—
Unaffiliated Fund	20,473,057	—	—

Total	$1,033,908,986	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Oil, Gas & Consumable Fuels	8.8%
Pharmaceuticals	7.9
Software	7.2
Affiliated Mutual Fund (6.9% represents investments purchased with collateral from securities on loan)	6.9
Banks	5.9
Aerospace & Defense	5.3
Chemicals	5.2
Insurance	5.1
Food Products	4.0
Technology Hardware, Storage & Peripherals	3.9
IT Services	3.7
Semiconductors & Semiconductor Equipment	3.0
Health Care Providers & Services	2.8
Media	2.6
Multi-Utilities	2.5
Equity Real Estate Investment Trusts (REITs)	2.5
Diversified Financial Services	2.3
Diversified Telecommunication Services	2.3
Beverages	2.3

Health Care Equipment & Supplies	2.2%
Household Products	2.2
Air Freight & Logistics	2.1
Unaffiliated Fund	2.1
Specialty Retail	2.1
Road & Rail	2.0
Construction Materials	1.8
Commercial Services & Supplies	1.8
Entertainment	1.8
Electric Utilities	1.5
Communications Equipment	1.2
Capital Markets	1.1
Machinery	0.4

Metals & Mining	0.4
106.9
Liabilities in excess of other assets	(6.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$63,846,129	$(63,846,129)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $63,846,129:
Unaffiliated investments (cost $808,966,794)	$967,523,317
Affiliated investments (cost $66,390,525)	66,385,669
Receivable for Portfolio shares sold	1,233,652
Tax reclaim receivable	889,336
Dividends and interest receivable	711,218
Prepaid expenses	33,337

Total Assets	1,036,776,529

LIABILITIES
Payable to broker for collateral for securities on loan	66,339,591
Payable for investments purchased	2,922,272
Payable to affiliate	419,566
Management fee payable	196,131
Accrued expenses and other liabilities	106,452
Payable for Portfolio shares purchased	39,258
Distribution fee payable	26,543
Trustees’ fees payable	907
Affiliated transfer agent fee payable	512

Total Liabilities	70,051,232

NET ASSETS	$966,725,297

Net assets were comprised of:
Partners’ Equity	$966,725,297

Net asset value and redemption price per share, $966,725,297 / 37,467,571 outstanding shares of beneficial interest	$25.80

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $195,152 foreign withholding tax, of which $1,508 is reimbursable by an affiliate)	$13,702,474
Income from securities lending, net (including affiliated income of $17,036)	21,089

Total income	13,723,563

EXPENSES
Management fee	3,136,294
Distribution fee	1,172,196
Custodian and accounting fees	37,399
Audit fee	12,992
Legal fees and expenses	12,411
Trustees’ fees	11,878
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,726
Shareholders’ reports	3,712
Miscellaneous	28,306

Total expenses	4,418,914
Less: Fee waiver and/or expense reimbursement	(151,210)

Net expenses	4,267,704

NET INVESTMENT INCOME (LOSS)	9,455,859

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $158)	53,574,467
In-kind transactions(1)	12,814,937
Foreign currency transactions	9,717

66,399,121

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(4,856))	(185,009,360)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(118,610,239)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(109,154,380)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$9,455,859	$11,304,711
Net realized gain (loss) on investment and foreign currency transactions	66,399,121	291,836,324
Net change in unrealized appreciation (depreciation) on investments	(185,009,360)	33,848,986

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(109,154,380)	336,990,021

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,657,322 and 842,338 shares, respectively]	223,690,953	21,754,024
Portfolio shares purchased [7,475,545 and 38,988,509 shares, respectively]	(205,396,341)	(1,015,846,797)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	18,294,612	(994,092,773)

TOTAL INCREASE (DECREASE)	(90,859,768)	(657,102,752)
NET ASSETS:
Beginning of period	1,057,585,065	1,714,687,817

End of period	$966,725,297	$1,057,585,065

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$29.15		$23.04	$22.00	$16.79		$17.63		$14.89

Income (Loss) From Investment Operations:
Net investment income (loss)	0.28		0.21	0.29	0.27		0.26		0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.63)		5.90	0.75 (b)	4.94		(1.10)		2.51

Total from investment operations	(3.35)		6.11	1.04	5.21		(0.84)		2.74

Capital Contributions	—		—	—	—	(c)(d)(e)	—	(d)(e)	—

Net Asset Value, end of period	$25.80		$29.15	$23.04	$22.00		$16.79		$17.63

Total Return(f)	(11.49)%		26.52%	4.73%	31.03	%(g))	(4.76	)%(g	18.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$967		$1,058	$1,715	$2,469		$1,337		$1,693
Average net assets (in millions)	$946		$1,340	$1,972	$1,884		$1,564		$1,593
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.91	%(i)	0.91%	0.91%	0.91%		0.89%		0.84%
Expenses before waivers and/or expense reimbursement	0.94	%(i)	0.93%	0.92%	0.92%		0.93%		0.93%
Net investment income (loss)	2.02	%(i)	0.84%	1.42%	1.33%		1.47%		1.40%
Portfolio turnover rate(j)	18%		9%	69%	18%		9%		16%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Amount rounds to zero.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Casinos & Gaming — 1.0%
Boyd Gaming Corp.(a)	77,815	$3,871,296
Caesars Entertainment, Inc.*(a)	31,201	1,194,998

		5,066,294

Health Care REITs — 10.4%
Healthcare Trust of America, Inc. (Class A Stock)	202,424	5,649,654
Healthpeak Properties, Inc.	702,239	18,195,013
Welltower, Inc.	339,155	27,929,414

		51,774,081

Hotel & Resort REITs — 2.1%
Host Hotels & Resorts, Inc.	649,292	10,180,899

Industrial REITs — 12.8%
Americold Realty Trust, Inc.(a)	448,069	13,459,993
Duke Realty Corp.	464,983	25,550,816
Prologis, Inc.	211,064	24,831,679

		63,842,488

Office REITs — 1.9%
Highwoods Properties, Inc.	273,850	9,362,931

Real Estate Services — 2.0%

Jones Lang LaSalle, Inc.*(a)	57,402	10,037,314

Residential REITs — 20.6%
Apartment Income REIT Corp.	254,755	10,597,808
Camden Property Trust	101,562	13,658,058
Essex Property Trust, Inc.	32,255	8,435,005
Invitation Homes, Inc.	904,779	32,192,037
Mid-America Apartment Communities, Inc.	29,509	5,154,337
Sun Communities, Inc.(a)	88,004	14,024,317
UDR, Inc.(a)	396,243	18,243,028

		102,304,590

Retail REITs — 13.6%
Federal Realty OP LP	29,571	2,831,128
Kimco Realty Corp.(a)	393,518	7,779,851
Realty Income Corp.(a)	346,924	23,681,032
Simon Property Group, Inc.	248,086	23,548,323
SITE Centers Corp.	240,738	3,242,741
Spirit Realty Capital, Inc.	168,593	6,369,443

		67,452,518

Specialized REITs — 34.3%
American Tower Corp.	260,154	66,492,761
Crown Castle International Corp.	54,344	9,150,443
Digital Realty Trust, Inc.(a)	168,321	21,853,115

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (cont’d.)
Equinix, Inc.	21,099	$13,862,465
Extra Space Storage, Inc.	53,412	9,086,449
Public Storage	119,194	37,268,388
SBA Communications Corp.	30,739	9,838,017
Weyerhaeuser Co.	82,138	2,720,411

		170,272,049

TOTAL LONG-TERM INVESTMENTS (cost $480,375,193)		490,293,164

SHORT-TERM INVESTMENTS — 20.4%
AFFILIATED MUTUAL FUND — 19.0%
PGIM Institutional Money Market Fund (cost $94,519,166; includes $94,449,233 of cash collateral for securities on loan)(b)(wa)	94,599,669	94,514,529

UNAFFILIATED FUND — 1.4%
Dreyfus Government Cash Management (Institutional Shares)	6,865,962	6,865,962

(cost $6,865,962)

TOTAL SHORT-TERM INVESTMENTS (cost $101,385,128)		101,380,491

TOTAL INVESTMENTS—119.1% (cost $581,760,321)		591,673,655

Liabilities in excess of other assets — (19.1)%		(94,702,736)

NET ASSETS — 100.0%		$496,970,919

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,424,972; cash collateral of $94,449,233 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Casinos & Gaming	$5,066,294	$—	$—
Health Care REITs	51,774,081	—	—
Hotel & Resort REITs	10,180,899	—	—
Industrial REITs	63,842,488	—	—
Office REITs	9,362,931	—	—
Real Estate Services	10,037,314	—	—
Residential REITs	102,304,590	—	—
Retail REITs	67,452,518	—	—
Specialized REITs	170,272,049	—	—
Short-Term Investments
Affiliated Mutual Fund	94,514,529	—	—
Unaffiliated Fund	6,865,962	—	—

Total	$591,673,655	$—	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Specialized REITs	34.3%
Residential REITs	20.6
Affiliated Mutual Fund (19.0% represents investments purchased with collateral from securities on loan)	19.0
Retail REITs	13.6
Industrial REITs	12.8
Health Care REITs	10.4
Hotel & Resort REITs	2.1
Real Estate Services	2.0

Office REITs	1.9%
Unaffiliated Fund	1.4
Casinos & Gaming	1.0

119.1
Liabilities in excess of other assets	(19.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$92,424,972	$(92,424,972)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $92,424,972:
Unaffiliated investments (cost $487,241,155)	$497,159,126
Affiliated investments (cost $94,519,166)	94,514,529
Dividends receivable	1,028,522
Receivable for investments sold	539,105
Receivable for Portfolio shares sold	22,922
Prepaid expenses	731

Total Assets	593,264,935

LIABILITIES
Payable to broker for collateral for securities on loan	94,449,233
Payable for investments purchased	1,484,683
Accrued expenses and other liabilities	180,164
Management fee payable	147,600
Payable for Portfolio shares purchased	18,052
Distribution fee payable	13,772
Affiliated transfer agent fee payable	512

Total Liabilities	96,294,016

NET ASSETS	$496,970,919

Net assets were comprised of:
Partners’ Equity	$496,970,919

Net asset value and redemption price per share, $496,970,919 / 30,594,682 outstanding shares of beneficial interest	$16.24

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$3,936,589
Affiliated income from securities lending	19,983
Affiliated dividend income	94

Total income	3,956,666

EXPENSES
Management fee	2,264,290
Distribution fee	684,498
Custodian and accounting fees	30,507
Audit fee	11,554
Legal fees and expenses	11,374
Trustees’ fees	8,290
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,726
Shareholders’ reports	3,026
Miscellaneous	16,006

Total expenses	3,033,271
Less: Fee waiver and/or expense reimbursement	(18,500)

Net expenses	3,014,771

NET INVESTMENT INCOME (LOSS)	941,895

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $1,253)	27,870,336
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(4,637))	(139,521,629)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(111,651,293)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(110,709,398)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$941,895	$2,742,924
Net realized gain (loss) on investment transactions	27,870,336	95,584,360
Net change in unrealized appreciation (depreciation) on investments	(139,521,629)	101,607,544

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(110,709,398)	199,934,828

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,684,230 and 2,913,405 shares, respectively]	135,829,091	50,542,328
Portfolio shares purchased [4,791,783 and 14,140,873 shares, respectively]	(83,999,837)	(241,433,314)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	51,829,254	(190,890,986)

TOTAL INCREASE (DECREASE)	(58,880,144)	9,043,842
NET ASSETS:
Beginning of period	555,851,063	546,807,221

End of period	$496,970,919	$555,851,063

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$20.07		$14.05	$14.46	$11.02		$11.57	$10.89

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.08	0.22	0.19		0.21	0.18
Net realized and unrealized gain (loss) on investment transactions	(3.86)		5.94	(0.63)	3.25		(0.76)	0.50
Total from investment operations	(3.83)		6.02	(0.41)	3.44		(0.55)	0.68

Capital Contributions	—		—	—	—	(b)(c)	—	—

Net Asset Value, end of period	$16.24		$20.07	$14.05	$14.46		$11.02	$11.57

Total Return(d)	(19.08)%		42.85%	(2.84)%	31.22	%(e)	(4.75)%	6.24%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$497		$556	$547	$616		$506	$656
Average net assets (in millions)	$552		$544	$502	$600		$596	$654
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.10	%(g)	1.10%	1.08%	1.05%		1.05%	1.04%
Expenses before waivers and/or expense reimbursement	1.11	%(g)	1.11%	1.11%	1.10%		1.11%	1.10%
Net investment income (loss)	0.34	%(g)	0.50%	1.64%	1.45%		1.89%	1.63%
Portfolio turnover rate(h)	23%		42%	89%	79%		56%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.3%

COMMON STOCKS — 92.3%
Brazil — 2.6%
B3 SA - Brasil Bolsa Balcao	1,191,001	$2,505,598
Banco do Brasil SA	62,200	396,249
BB Seguridade Participacoes SA	71,698	356,199
BRF SA*	73,100	189,683
Cia Siderurgica Nacional SA	24,200	71,257
Cosan SA	321,592	1,117,763
Odontoprev SA	253,970	449,371
Petro Rio SA*	8,000	33,584
Vale SA, ADR	93,965	1,374,708
WEG SA	171,200	865,250

		7,359,662

Chile — 1.0%
Antofagasta PLC	62,408	876,297
Banco Santander Chile, ADR(a)	44,909	731,568
Cencosud SA	291,383	370,877
Empresas CMPC SA	21,922	36,431
Empresas Copec SA	20,352	150,148
Falabella SA	173,769	407,130
Sociedad Quimica y Minera de Chile SA, ADR	1,332	111,262

		2,683,713

China — 31.6%
3SBio, Inc., 144A	260,103	207,269
Agricultural Bank of China Ltd. (Class H Stock)	2,928,000	1,107,436
Alibaba Group Holding Ltd.*	434,648	6,189,451
Alibaba Health Information Technology Ltd.*	80,000	55,144
Aluminum Corp. of China Ltd. (Class H Stock)	832,000	319,172
Anhui Conch Cement Co. Ltd. (Class A Stock)	17,200	90,559
Bank of Beijing Co. Ltd. (Class A Stock)	122,200	82,903
Bank of Ningbo Co. Ltd. (Class A Stock)	6,960	37,217
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	105,500	94,700
BeiGene Ltd., ADR*(a)	1,281	207,330
Beijing Enterprises Holdings Ltd	88,652	315,140
Bilibili, Inc., ADR*	3,572	91,443
BOE Technology Group Co. Ltd. (Class A Stock)	43,800	25,771
Brilliance China Automotive Holdings Ltd.*^	2,742,000	939,439
BYD Co. Ltd. (Class A Stock)	2,000	100,018
BYD Co. Ltd. (Class H Stock)	5,000	200,636
China Cinda Asset Management Co. Ltd. (Class H Stock)	2,939,000	461,040
China CITIC Bank Corp. Ltd. (Class H Stock)	2,275,698	1,017,930
China Coal Energy Co. Ltd. (Class H Stock)	646,000	548,390
China Communications Services Corp. Ltd. (Class H Stock)	320,000	140,577

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
China Construction Bank Corp. (Class H Stock)	5,165,669	$3,474,714
China Everbright Bank Co. Ltd. (Class A Stock)	192,100	86,381
China Everbright Bank Co. Ltd. (Class H Stock)	2,221,000	718,818
China Feihe Ltd., 144A	40,000	46,022
China Hongqiao Group Ltd.	305,500	346,804
China Lesso Group Holdings Ltd.	45,000	68,342
China Medical System Holdings Ltd.	162,959	254,712
China Merchants Bank Co. Ltd. (Class A Stock)	28,536	180,138
China Merchants Bank Co. Ltd. (Class H Stock)	592,000	3,966,438
China Merchants Port Holdings Co. Ltd.	145,909	247,857
China Merchants Securities Co. Ltd. (Class A Stock)	8,600	18,523
China Minsheng Banking Corp. Ltd. (Class H Stock)	99,000	35,305
China National Building Material Co. Ltd. (Class H Stock)	486,554	522,013
China Oilfield Services Ltd. (Class H Stock)	308,000	302,969
China Overseas Land & Investment Ltd.	71,500	226,571
China Pacific Insurance Group Co. Ltd. (Class A Stock)	19,400	68,172
China Pacific Insurance Group Co. Ltd. (Class H Stock)	592,600	1,449,866
China Petroleum & Chemical Corp. (Class H Stock)	3,148,000	1,413,432
China Railway Group Ltd. (Class H Stock)	754,000	466,300
China Resources Cement Holdings Ltd.	87,447	58,751
China Resources Land Ltd.	424,144	1,981,834
China Resources Power Holdings Co. Ltd.	128,000	264,732
China Taiping Insurance Holdings Co. Ltd.	311,600	385,185
China Tourism Group Duty Free Corp. Ltd. (Class A Stock)	2,293	79,773
China Vanke Co. Ltd. (Class A Stock)	23,500	71,871
Chinasoft International Ltd.*	332,000	340,514
CITIC Ltd.	281,187	284,631
CITIC Securities Co. Ltd. (Class A Stock)	13,950	45,156
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	17,100	1,362,343
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	465,000	638,760
COSCO SHIPPING Ports Ltd.	114,000	80,637
Country Garden Holdings Co. Ltd.	281,042	174,506
Country Garden Services Holdings Co. Ltd.	25,000	112,013
CSPC Pharmaceutical Group Ltd.	216,480	215,320
Dongfeng Motor Group Co. Ltd. (Class H Stock)	774,000	588,307

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Dongyue Group Ltd.	163,000	$204,670
ENN Energy Holdings Ltd.	56,500	934,114
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	4,534	61,208
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	216,400	1,097,601
Geely Automobile Holdings Ltd.	84,000	191,355
Great Wall Motor Co. Ltd. (Class H Stock)	169,000	347,898
Guangdong Investment Ltd.	512,000	542,300
Guotai Junan Securities Co. Ltd. (Class A Stock)	7,800	17,715
Haier Smart Home Co. Ltd. (Class A Stock)	7,300	29,980
Haier Smart Home Co. Ltd. (Class H Stock)	725,400	2,684,571
Haitian International Holdings Ltd.	255,000	651,716
Haitong Securities Co. Ltd. (Class A Stock)	11,200	16,420
Haitong Securities Co. Ltd. (Class H Stock)	230,400	169,098
Hua Hong Semiconductor Ltd., 144A*	106,000	384,464
Huatai Securities Co. Ltd. (Class A Stock)	8,500	18,039
Huayu Automotive Systems Co. Ltd. (Class A Stock)	365,119	1,255,141
Huazhu Group Ltd., ADR	580	22,098
Industrial Bank Co. Ltd. (Class A Stock)	22,400	66,645
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	419,123	2,440,594
JD.com, Inc., ADR(a)	17,732	1,138,749
JD.com, Inc. (Class A Stock)	36,859	1,178,766
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	7,388	40,903
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	1,700	46,558
Joyoung Co. Ltd. (Class A Stock)	295,709	811,180
KE Holdings, Inc., ADR*(a)	11,203	201,094
Kingboard Holdings Ltd.	78,000	296,339
Kingsoft Corp. Ltd.	86,200	335,545
Kunlun Energy Co. Ltd.	162,000	133,299
Kweichow Moutai Co. Ltd. (Class A Stock)	1,400	428,079
Li Auto, Inc., ADR*(a)	11,374	435,738
Li Ning Co. Ltd.	35,500	329,064
Longfor Group Holdings Ltd., 144A	63,674	301,466
Luxshare Precision Industry Co. Ltd. (Class A Stock)	8,228	41,393
Luzhou Laojiao Co. Ltd. (Class A Stock)	1,535	56,549
Meituan (Class B Stock), 144A*	129,700	3,247,073
Midea Group Co. Ltd. (Class A Stock)	173,648	1,566,667
Minth Group Ltd.	230,000	627,928
MMG Ltd.*	1,452,000	539,751
NARI Technology Co. Ltd. (Class A Stock)	7,824	31,613
NetEase, Inc.	128,500	2,380,714
New China Life Insurance Co. Ltd. (Class A Stock)	25,000	120,164

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
New China Life Insurance Co. Ltd. (Class H Stock)	169,300	$475,637
NIO, Inc., ADR*(a)	20,423	443,588
PetroChina Co. Ltd. (Class H Stock)	1,108,000	525,677
PICC Property & Casualty Co. Ltd. (Class H Stock)	150,743	156,689
Pinduoduo, Inc., ADR*	8,318	514,052
Ping An Bank Co. Ltd. (Class A Stock)*	337,500	754,889
Ping An Insurance Group Co. of China Ltd. (Class A Stock)	19,400	135,216
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	497,500	3,375,555
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	62,800	163,715
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	2,381,000	1,891,083
SAIC Motor Corp. Ltd. (Class A Stock)	8,900	23,685
Sany Heavy Industry Co. Ltd. (Class A Stock)	10,400	29,526
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	203,500	752,948
Shenwan Hongyuan Group Co. Ltd. (Class A Stock)	26,000	16,649
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	51,700	509,289
Shenzhen International Holdings Ltd.	80,500	79,257
Sinotruk Hong Kong Ltd.	541,396	760,207
Sunac China Holdings Ltd.^	110,318	52,950
Sunny Optical Technology Group Co. Ltd.	20,500	334,072
Tencent Holdings Ltd.	196,694	8,825,823
Tingyi Cayman Islands Holding Corp.	1,080,000	1,849,186
Topsports International Holdings Ltd., 144A.	1,386,000	1,260,459
TravelSky Technology Ltd. (Class H Stock)	68,000	132,024
Trip.com Group Ltd., ADR*	10,956	300,742
Uni-President China Holdings Ltd.	53,000	45,523
Wharf Holdings Ltd. (The)	48,000	174,736
Wuliangye Yibin Co. Ltd. (Class A Stock)	32,149	970,475
Wuxi Biologics Cayman, Inc., 144A*	55,500	508,690
Wuxi Lead Intelligent Equipment Co. Ltd. (Class A Stock)	44,080	416,032
Xinyi Glass Holdings Ltd.	487,000	1,167,409
Xinyi Solar Holdings Ltd.	870,000	1,356,019
XPeng, Inc., ADR*	7,931	251,730
Yonghui Superstores Co. Ltd. (Class A Stock)	10,800	6,901
Yum China Holdings, Inc. (NYSE)(a)	8,234	399,349
Yum China Holdings, Inc. (XHKG)	7,000	346,545
Zhejiang Supor Co. Ltd. (Class A Stock)	121,000	1,017,662
Zoomlion Heavy Industry Science &
Technology Co. Ltd. (Class H Stock)	185,800	99,339
ZTO Express Cayman, Inc., ADR	7,451	204,530

		88,561,392

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hong Kong — 2.0%
AIA Group Ltd.	152,400	$1,654,834
Hang Seng Bank Ltd.	46,100	814,037
HKT Trust & HKT Ltd.	342,000	459,615
Hong Kong Exchanges & Clearing Ltd.	47,100	2,318,633
WH Group Ltd., 144A	383,894	300,648

		5,547,767

Hungary — 0.2%
OTP Bank Nyrt	23,256	519,884

India — 8.6%
Adani Green Energy Ltd.*	8,264	203,054
Asian Paints Ltd.	27,434	940,805
Aurobindo Pharma Ltd.	10,040	65,388
Axis Bank Ltd.*	59,228	478,483
Bharat Petroleum Corp. Ltd.	178,121	697,607
Coal India Ltd.	536,294	1,264,917
GAIL India Ltd.	47,179	81,029
HCL Technologies Ltd.	58,570	723,426
HDFC Bank Ltd.	75,739	1,296,214
Hindalco Industries Ltd.	14,028	60,479
Hindustan Petroleum Corp. Ltd.	74,341	205,200
Housing Development Finance Corp. Ltd.	35,292	973,768
ICICI Bank Ltd.	203,648	1,831,024
Indian Oil Corp. Ltd.	875,807	826,185
Indus Towers Ltd.	22,693	60,247
Infosys Ltd., ADR(a)	199,336	3,689,709
Kotak Mahindra Bank Ltd.	44,022	927,556
Larsen & Toubro Ltd.	10,873	215,281
Maruti Suzuki India Ltd.	10,270	1,106,140
NTPC Ltd.	490,797	890,206
Oil & Natural Gas Corp. Ltd.	224,072	430,904
Petronet LNG Ltd.	431,451	1,188,324
Reliance Industries Ltd.*	54,059	1,780,540
Samvardhana Motherson International Ltd.	25,973	39,075
Tata Consultancy Services Ltd.	25,024	1,037,025
Tata Steel Ltd.	39,939	440,091
Titan Co. Ltd.	51,840	1,278,296
UltraTech Cement Ltd.	7,270	518,306
Vedanta Ltd.	222,542	626,838
Yes Bank Ltd.*	1,279,333	205,688

		24,081,805

Indonesia — 3.0%
Adaro Energy Indonesia Tbk PT	1,942,600	371,920
Aneka Tambang Tbk	629,000	76,276
Astra International Tbk PT	957,000	426,237
Bank Central Asia Tbk PT	355,700	173,188
Bank Mandiri Persero Tbk PT	95,800	51,077
Bank Negara Indonesia Persero Tbk PT	533,100	281,075
Bank Rakyat Indonesia Persero Tbk PT	13,210,206	3,685,392
Telkom Indonesia Persero Tbk PT	9,506,500	2,555,406
Unilever Indonesia Tbk PT	266,400	85,384

	Shares	Value
COMMON STOCKS (continued)
Indonesia (cont’d.)
United Tractors Tbk PT	413,489	$789,169

		8,495,124

Kuwait — 0.3%
Kuwait Finance House KSCP	101,403	288,412
National Bank of Kuwait SAKP	114,766	390,545

		678,957

Luxembourg — 0.1%
Reinet Investments SCA	7,127	125,166

Malaysia — 0.1%
Sime Darby Bhd	823,086	398,854

Mexico — 4.5%
Alfa SAB de CV (Class A Stock)	197,600	140,515
Arca Continental SAB de CV	34,076	224,744
Bolsa Mexicana de Valores SAB de CV	116,210	205,150
Grupo Aeroportuario del Pacifico SABde CV (Class B Stock)	102,910	1,438,678
Grupo Bimbo SAB de CV (Class A Stock)	158,204	516,949
Grupo Financiero Banorte SAB de CV (Class O Stock)	524,015	2,928,928
Grupo Mexico SAB de CV (Class B Stock)	210,539	877,460
Industrias Penoles SAB de CV	3,644	33,797
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	489,974	665,173
Orbia Advance Corp. SAB de CV	552,827	1,297,567
Promotora y Operadora de Infraestructura SAB de CV	47,511	349,336
Wal-Mart de Mexico SAB de CV	1,152,018	3,964,278

		12,642,575

Peru — 0.5%
Credicorp Ltd.	7,972	955,923
Southern Copper Corp.	6,166	307,128

		1,263,051

Philippines — 0.3%
Ayala Land, Inc.	378,219	175,650
BDO Unibank, Inc.	5,868	11,799
PLDT, Inc., ADR	3,268	99,412
Robinsons Retail Holdings, Inc.	353,310	324,665
SM Prime Holdings, Inc.	463,780	308,312

		919,838

Poland — 1.2%
Bank Polska Kasa Opieki SA	5,979	109,279
Cyfrowy Polsat SA	27,527	130,713
KGHM Polska Miedz SA	7,242	193,037
LPP SA	113	227,385
PGE Polska Grupa Energetyczna SA*	185,079	441,494
Polski Koncern Naftowy ORLEN SA	63,427	971,192
Polskie Gornictwo Naftowe i Gazownictwo SA	146,633	187,039
Powszechna Kasa Oszczednosci Bank Polski SA*	21,397	134,265

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Poland (cont’d.)
Powszechny Zaklad Ubezpieczen SA	152,647	$1,025,076

		3,419,480

Qatar — 0.3%
Industries Qatar QSC	31,327	137,174
Masraf Al Rayan QSC	96,009	108,893
Qatar Islamic Bank SAQ	23,981	146,427
Qatar National Bank QPSC	90,195	494,704

		887,198

Russia — 0.0%
Gazprom PJSC, ADR^	136,500	14
LUKOIL PJSC, ADR^	9,907	1
Magnit PJSC, GDR^	4,306	1
Moscow Exchange MICEX-RTS PJSC*^	569,693	1
Novatek PJSC, GDR^	2,318	—
Novolipetsk Steel PJSC, GDR^	14,061	2
PhosAgro PJSC, GDR^	22	—
PhosAgro PJSC, GDR^	3,437	—
Rosneft Oil Co. PJSC, GDR^	32,677	3
Sberbank of Russia PJSC, ADR*^	68,777	7
Severstal PAO, GDR^	51,348	5
Surgutneftegas PJSC, ADR^	32,498	3
Tatneft PJSC, ADR^	2,728	—

		37

Saudi Arabia — 2.0%
Al Rajhi Bank	73,698	1,622,187
Arab National Bank	97,560	768,215
Bank Al-Jazira	6,332	37,681
Banque Saudi Fransi	53,579	677,659
Jarir Marketing Co.	3,253	141,018
Mobile Telecommunications Co. Saudi Arabia*	20,811	62,388
SABIC Agri-Nutrients Co.	1,618	59,485
Saudi Arabian Mining Co.*	2,518	33,486
Saudi Basic Industries Corp.	53,874	1,460,873
Saudi Electricity Co.	26,200	168,833
Saudi Telecom Co.	23,474	608,676
Yanbu National Petrochemical Co.	3,538	47,634

		5,688,135

Singapore — 0.1%
Sea Ltd., ADR*	4,807	321,396

South Africa — 3.3%
African Rainbow Minerals Ltd.	18,070	239,382
Aspen Pharmacare Holdings Ltd.	30,366	259,629
AVI Ltd.	78,013	315,539
Bid Corp. Ltd.	27,415	517,505
Exxaro Resources Ltd.	49,539	605,362
Impala Platinum Holdings Ltd.	3,652	40,898
Kumba Iron Ore Ltd.	1,287	41,707
Mr. Price Group Ltd.	28,144	308,205
MultiChoice Group	60,045	426,509
Naspers Ltd. (Class N Stock)	6,792	995,565
Northam Platinum Holdings Ltd.*	9,307	98,503
Pepkor Holdings Ltd., 144A	120,524	141,903

	Shares	Value

COMMON STOCKS (continued)
South Africa (cont’d.)
Sanlam Ltd.	347,928	$1,132,320
Sasol Ltd.*	11,248	258,532
Sibanye Stillwater Ltd., ADR	17,760	177,067
SPAR Group Ltd. (The)	19,310	164,282
Standard Bank Group Ltd.	212,748	2,028,107
Vodacom Group Ltd.	144,397	1,166,028
Woolworths Holdings Ltd.	103,440	345,092

		9,262,135

South Korea — 12.7%
CJ Corp.	584	34,959
CJ ENM Co. Ltd.	7,539	544,361
CJ Logistics Corp.*	851	74,911
Delivery Hero SE, 144A*	7,797	291,061
Doosan Bobcat, Inc.	6,065	135,272
Hana Financial Group, Inc.	21,953	667,862
Hankook Tire & Technology Co. Ltd.	12,338	314,218
HMM Co. Ltd.	16,923	321,306
Hyundai Engineering & Construction Co. Ltd.	4,192	134,013
Hyundai Glovis Co. Ltd.	2,762	383,819
Hyundai Mobis Co. Ltd.	3,305	508,683
Hyundai Steel Co.	8,969	223,064
Industrial Bank of Korea	63,484	470,249
KB Financial Group, Inc.	4,401	163,232
Kia Corp.	23,055	1,379,728
Korea Investment Holdings Co. Ltd.	7,523	358,428
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	5,003	361,746
Korean Air Lines Co. Ltd.*	8,649	168,068
Krafton, Inc.*	521	87,854
Kumho Petrochemical Co. Ltd.	3,104	333,806
LG Chem Ltd.	3,714	1,479,844
LG Corp.	8,994	540,600
LG Display Co. Ltd.	4,705	52,755
LG Energy Solution Ltd.*	1,111	319,894
LG H&H Co. Ltd.	565	296,196
Lotte Chemical Corp.	1,421	197,865
Lotte Shopping Co. Ltd.	711	56,952
Meritz Fire & Marine Insurance Co. Ltd.	1,411	36,176
Mirae Asset Securities Co. Ltd.	43,599	222,267
NAVER Corp.	3,233	596,002
NCSoft Corp.	2,007	540,620
NH Investment & Securities Co. Ltd.	30,418	211,992
Pan Ocean Co. Ltd.	39,059	178,770
POSCO Holdings, Inc.	5,309	943,900
Samsung Electronics Co. Ltd.	366,944	16,128,376
Samsung Fire & Marine Insurance Co. Ltd.	935	145,133
Samsung Life Insurance Co. Ltd.	1,795	86,665
Samsung SDI Co. Ltd.	1,640	679,389
Samsung SDS Co. Ltd.	2,855	285,683
Samsung Securities Co. Ltd.	4,181	107,702
Seegene, Inc.	7,116	198,115
Shinhan Financial Group Co. Ltd.	8,938	255,146
SK Hynix, Inc.	49,177	3,449,799
SK Telecom Co. Ltd.	3,853	154,393
SK Telecom Co. Ltd., ADR	5,573	124,389

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
South Korea (cont’d.)
Woori Financial Group, Inc.	149,374	$1,393,071

		35,638,334

Taiwan — 16.0%
Accton Technology Corp.	49,000	393,933
Advantech Co. Ltd.	106,595	1,238,253
ASE Technology Holding Co. Ltd.	391,949	1,004,866
AUO Corp.	821,957	441,518
Catcher Technology Co. Ltd.	138,341	772,082
Cathay Financial Holding Co. Ltd.	772,237	1,320,298
Chailease Holding Co. Ltd.	82,897	580,408
Cheng Shin Rubber Industry Co. Ltd.	199,791	238,163
Chicony Electronics Co. Ltd.	27,000	67,421
China Steel Corp.	576,665	553,341
CTBC Financial Holding Co. Ltd.	2,116,092	1,786,107
Delta Electronics, Inc.	178,000	1,326,012
Eclat Textile Co. Ltd.	78,000	1,088,947
Evergreen Marine Corp. Taiwan Ltd.	217,712	620,668
Formosa Plastics Corp.	401,839	1,464,679
Fubon Financial Holding Co. Ltd.	94,149	189,149
Globalwafers Co. Ltd.	78,000	1,189,820
Hon Hai Precision Industry Co. Ltd.	144,901	532,354
Innolux Corp.	776,622	315,927
Lite-On Technology Corp.	52,602	102,595
MediaTek, Inc.	48,989	1,072,279
Mega Financial Holding Co. Ltd.	16,000	18,982
Micro-Star International Co. Ltd.	32,438	123,737
Nan Ya Plastics Corp.	303,875	847,777
Nanya Technology Corp.	299,254	500,061
Novatek Microelectronics Corp.	133,879	1,357,805
Pegatron Corp.	144,779	278,192
Pou Chen Corp.	181,216	179,889
President Chain Store Corp.*	153,000	1,401,052
Quanta Computer, Inc.	20,907	56,113
Realtek Semiconductor Corp.	90,515	1,108,647
Taiwan Semiconductor Manufacturing Co. Ltd.	696,477	11,141,856
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	105,828	8,651,439
United Microelectronics Corp.	141,589	188,138
Vanguard International Semiconductor Corp.	381,000	982,445
Wan Hai Lines Ltd.	47,000	189,030
Winbond Electronics Corp.	679,379	496,202
Wiwynn Corp.	24,000	562,156
Yang Ming Marine Transport Corp.	110,872	309,111

		44,691,452

Thailand — 0.6%
PTT Exploration & Production PCL, NVDR	92,900	419,475
PTT Global Chemical PCL, NVDR	282,700	365,285
PTT PCL, NVDR	278,500	268,364
Siam Cement PCL (The)	53,200	563,377

		1,616,501

Turkey — 0.2%
Akbank TAS	59,198	28,575

	Shares	Value

COMMON STOCKS (continued)
Turkey (cont’d.)
Turkiye Is Bankasi A/S (Class C Stock)	1,677,663	$442,511
Turkiye Petrol Rafinerileri A/S*	3,680	58,616

		529,702

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	37,623	90,792
Aldar Properties PJSC	219,296	265,845
Emirates NBD Bank PJSC	36,840	132,546
Emirates Telecommunications Group Co. PJSC	62,469	443,816
First Abu Dhabi Bank PJSC	79,245	405,243

		1,338,242

United States — 0.6%
EPAM Systems, Inc.*	2,818	830,690
Globant SA*	3,171	551,754
JBS SA	63,500	384,025

		1,766,469

TOTAL COMMON STOCKS (cost $310,345,630)		258,436,869

EXCHANGE-TRADED FUNDS — 3.0%
United States
iShares Core MSCI Emerging Markets ETF	81,422	3,994,563
Vanguard FTSE Emerging Markets ETF	103,366	4,305,194

TOTAL EXCHANGE-TRADED FUNDS (cost $10,268,210)		8,299,757

PREFERRED STOCKS — 1.0%
Brazil
Braskem SA (PRFC A)	3,800	27,011
Gerdau SA (PRFC)	22,900	97,972
Itau Unibanco Holding SA (PRFC)	151,311	656,309
Petroleo Brasileiro SA (PRFC)	408,200	2,177,711

TOTAL PREFERRED STOCKS (cost $3,558,410)		2,959,003

TOTAL LONG-TERM INVESTMENTS (cost $324,172,250)		269,695,629

SHORT-TERM INVESTMENTS — 2.7%

AFFILIATED MUTUAL FUND — 1.0%
PGIM Institutional Money Market Fund (cost $2,976,779; includes $2,972,859 of cash collateral for securities on loan)(b)(wa)	2,979,255	2,976,573

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

UNAFFILIATED FUND — 1.7%
Dreyfus Government Cash Management (Institutional Shares)	4,689,758	$4,689,758

(cost $4,689,758)

TOTAL SHORT-TERM INVESTMENTS (cost $7,666,537)		7,666,331

TOTAL INVESTMENTS—99.0% (cost $331,838,787)		277,361,960
Other assets in excess of liabilities(z) — 1.0%		2,663,747

NET ASSETS — 100.0%		$280,025,707

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $992,426 and 0.4% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,918,622; cash collateral of $2,972,859 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
117	Mini MSCI Emerging Markets Index	Sep. 2022	$5,865,795	$(79,362)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/21/22	Citibank, N.A.	BRL	6,096	$1,225,121	$1,137,530	$—	$(87,591)
Expiring 09/21/22	Citibank, N.A.	BRL	6,096	1,205,160	1,137,530	—	(67,630)
Expiring 09/21/22	Citibank, N.A.	BRL	6,096	1,228,511	1,137,530	—	(90,981)
Expiring 09/21/22	Citibank, N.A.	BRL	6,096	1,228,365	1,137,530	—	(90,835)
Expiring 09/21/22	Citibank, N.A.	BRL	5,650	1,148,080	1,054,348	—	(93,732)
Expiring 09/21/22	Citibank, N.A.	BRL	5,500	1,112,453	1,026,357	—	(86,096)
Expiring 09/21/22	Citibank, N.A.	BRL	4,150	775,643	774,433	—	(1,210)
Expiring 09/21/22	Citibank, N.A.	BRL	3,800	771,512	709,119	—	(62,393)
Expiring 09/21/22	Citibank, N.A.	BRL	1,200	242,887	223,932	—	(18,955)
Expiring 09/21/22	Citibank, N.A.	BRL	1,150	228,935	214,602	—	(14,333)
Expiring 09/21/22	Citibank, N.A.	BRL	559	106,710	104,315	—	(2,395)
Expiring 09/21/22	Citibank, N.A.	BRL	488	92,537	90,973	—	(1,564)
Expiring 09/21/22	Citibank, N.A.	BRL	414	77,337	77,164	—	(173)
Expiring 09/21/22	Citibank, N.A.	BRL	126	23,871	23,420	—	(451)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	6,096	1,205,162	1,137,530	—	(67,632)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	6,096	1,225,123	1,137,530	—	(87,593)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	6,096	1,228,366	1,137,529	—	(90,837)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	6,096	1,228,512	1,137,530	—	(90,982)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	5,650	1,148,082	1,054,349	—	(93,733)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	5,500	1,112,454	1,026,357	—	(86,097)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	4,150	775,644	774,433	—	(1,211)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	3,800	771,513	709,119	—	(62,394)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	1,200	242,888	223,933	—	(18,955)

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	1,150	$228,935	$214,602	$—	$(14,333)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	559	106,710	104,315	—	(2,395)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	488	92,537	90,973	—	(1,564)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	414	77,337	77,163	—	(174)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	126	23,871	23,420	—	(451)
Chilean Peso,
Expiring 09/21/22	Citibank, N.A.	CLP	223,253	261,574	239,098	—	(22,476)
Expiring 09/21/22	Citibank, N.A.	CLP	223,253	257,858	239,098	—	(18,760)
Expiring 09/21/22	Citibank, N.A.	CLP	223,253	262,620	239,098	—	(23,522)
Expiring 09/21/22	Citibank, N.A.	CLP	223,253	262,713	239,098	—	(23,615)
Expiring 09/21/22	Citibank, N.A.	CLP	223,253	263,550	239,098	—	(24,452)
Expiring 09/21/22	Citibank, N.A.	CLP	223,253	256,201	239,098	—	(17,103)
Expiring 09/21/22	Citibank, N.A.	CLP	223,253	256,968	239,098	—	(17,870)
Expiring 09/21/22	Citibank, N.A.	CLP	188,313	224,475	201,679	—	(22,796)
Expiring 09/21/22	Citibank, N.A.	CLP	150,000	169,936	160,647	—	(9,289)
Expiring 09/21/22	Citibank, N.A.	CLP	125,000	149,331	133,872	—	(15,459)
Expiring 09/21/22	Citibank, N.A.	CLP	50,000	57,042	53,549	—	(3,493)
Expiring 09/21/22	Citibank, N.A.	CLP	17,518	20,870	18,761	—	(2,109)
Expiring 09/21/22	Citibank, N.A.	CLP	17,422	20,736	18,658	—	(2,078)
Expiring 09/21/22	Citibank, N.A.	CLP	9,907	11,201	10,610	—	(591)
Expiring 09/21/22	Citibank, N.A.	CLP	7,970	9,015	8,535	—	(480)
Expiring 09/21/22	Citibank, N.A.	CLP	4,054	4,415	4,341	—	(74)
Expiring 09/21/22	Citibank, N.A.	CLP	3,514	3,962	3,763	—	(199)
Expiring 09/21/22	Citibank, N.A.	CLP	1,813	2,047	1,941	—	(106)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	223,253	256,201	239,098	—	(17,103)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	223,253	257,858	239,098	—	(18,760)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	223,253	256,968	239,098	—	(17,870)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	223,253	263,551	239,098	—	(24,453)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	223,253	262,620	239,097	—	(23,523)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	223,253	261,574	239,097	—	(22,477)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	223,253	262,713	239,098	—	(23,615)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	188,313	224,475	201,679	—	(22,796)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	150,000	169,936	160,646	—	(9,290)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	125,000	149,331	133,872	—	(15,459)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	50,000	57,042	53,549	—	(3,493)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	17,518	20,870	18,761	—	(2,109)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	17,422	20,736	18,658	—	(2,078)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	9,907	11,201	10,610	—	(591)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	7,970	9,015	8,535	—	(480)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	4,054	4,415	4,341	—	(74)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	3,514	3,962	3,763	—	(199)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	1,813	2,047	1,941	—	(106)
Chinese Renminbi,
Expiring 09/21/22	Citibank, N.A.	CNH	13,208	1,971,985	1,972,215	230	—
Expiring 09/21/22	Citibank, N.A.	CNH	13,208	1,965,439	1,972,216	6,777	—
Expiring 09/21/22	Citibank, N.A.	CNH	4,730	697,265	706,234	8,969	—
Expiring 09/21/22	Citibank, N.A.	CNH	3,800	568,026	567,437	—	(589)
Expiring 09/21/22	Citibank, N.A.	CNH	3,050	455,080	455,443	363	—
Expiring 09/21/22	Citibank, N.A.	CNH	2,763	408,094	412,511	4,417	—
Expiring 09/21/22	Citibank, N.A.	CNH	2,300	344,725	343,448	—	(1,277)
Expiring 09/21/22	Citibank, N.A.	CNH	2,007	299,530	299,696	166	—
Expiring 09/21/22	Citibank, N.A.	CNH	1,950	291,698	291,185	—	(513)
Expiring 09/21/22	Citibank, N.A.	CNH	1,579	235,083	235,710	627	—
Expiring 09/21/22	Citibank, N.A.	CNH	1,150	171,904	171,724	—	(180)
Expiring 09/21/22	Citibank, N.A.	CNH	550	82,356	82,129	—	(227)

SEE NOTES TO FINANCIAL STATEMENTS.
A29

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/21/22	Citibank, N.A.	CNH	500	$74,775	$74,663	$—	$(112)
Expiring 09/21/22	Citibank, N.A.	CNH	250	37,163	37,331	168	—
Expiring 09/21/22	Citibank, N.A.	CNH	28	4,166	4,181	15	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	13,208	1,965,441	1,972,215	6,774	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	13,207	1,971,987	1,972,215	228	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	4,730	697,266	706,234	8,968	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	3,800	568,027	567,437	—	(590)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	3,050	455,081	455,443	362	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	2,763	408,095	412,512	4,417	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	2,300	344,725	343,448	—	(1,277)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	2,007	299,530	299,696	166	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	1,950	291,698	291,184	—	(514)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	1,579	235,084	235,711	627	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	1,150	171,904	171,724	—	(180)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	550	82,356	82,129	—	(227)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	500	74,775	74,662	—	(113)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	250	37,163	37,331	168	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	28	4,166	4,181	15	—
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	1,713,125	414,448	406,955	—	(7,493)
Expiring 09/21/22	Citibank, N.A.	COP	1,713,125	424,487	406,955	—	(17,532)
Expiring 09/21/22	Citibank, N.A.	COP	1,713,125	413,812	406,955	—	(6,857)
Expiring 09/21/22	Citibank, N.A.	COP	1,713,125	426,573	406,955	—	(19,618)
Expiring 09/21/22	Citibank, N.A.	COP	1,713,125	422,939	406,955	—	(15,984)
Expiring 09/21/22	Citibank, N.A.	COP	1,713,125	420,259	406,956	—	(13,303)
Expiring 09/21/22	Citibank, N.A.	COP	1,713,125	415,199	406,955	—	(8,244)
Expiring 09/21/22	Citibank, N.A.	COP	1,562,421	392,438	371,155	—	(21,283)
Expiring 09/21/22	Citibank, N.A.	COP	750,000	185,243	178,164	—	(7,079)
Expiring 09/21/22	Citibank, N.A.	COP	450,000	117,518	106,898	—	(10,620)
Expiring 09/21/22	Citibank, N.A.	COP	200,000	51,839	47,510	—	(4,329)
Expiring 09/21/22	Citibank, N.A.	COP	76,303	19,133	18,126	—	(1,007)
Expiring 09/21/22	Citibank, N.A.	COP	74,401	18,719	17,674	—	(1,045)
Expiring 09/21/22	Citibank, N.A.	COP	50,000	12,551	11,878	—	(673)
Expiring 09/21/22	Citibank, N.A.	COP	17,307	4,280	4,111	—	(169)
Expiring 09/21/22	Citibank, N.A.	COP	14,328	3,498	3,403	—	(95)
Expiring 09/21/22	Citibank, N.A.	COP	8,169	1,965	1,941	—	(24)
Expiring 09/21/22	Citibank, N.A.	COP	5,146	1,290	1,222	—	(68)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	1,713,125	422,940	406,956	—	(15,984)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	1,713,125	424,487	406,955	—	(17,532)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	1,713,125	420,259	406,955	—	(13,304)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	1,713,125	426,574	406,955	—	(19,619)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	1,713,125	414,449	406,956	—	(7,493)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	1,713,125	413,813	406,955	—	(6,858)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	1,713,125	415,200	406,956	—	(8,244)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	1,562,421	392,439	371,156	—	(21,283)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	750,000	185,243	178,163	—	(7,080)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	450,000	117,519	106,899	—	(10,620)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	200,000	51,839	47,510	—	(4,329)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	76,303	19,133	18,126	—	(1,007)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	74,401	18,719	17,674	—	(1,045)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	50,000	12,551	11,878	—	(673)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	17,307	4,280	4,111	—	(169)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	14,328	3,498	3,403	—	(95)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	8,169	1,965	1,941	—	(24)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	5,146	1,290	1,222	—	(68)

SEE NOTES TO FINANCIAL STATEMENTS.
A30

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 09/21/22	Citibank, N.A.	CZK	7,950	$340,163	$333,017	$—	$(7,146)
Expiring 09/21/22	Citibank, N.A.	CZK	6,250	260,956	261,807	851	—
Expiring 09/21/22	Citibank, N.A.	CZK	1,323	56,714	55,401	—	(1,313)
Expiring 09/21/22	Citibank, N.A.	CZK	89	3,696	3,707	11	—
Expiring 09/21/22	Citibank, N.A.	CZK	58	2,406	2,408	2	—
Expiring 09/21/22	Citibank, N.A.	CZK	36	1,513	1,508	—	(5)
Expiring 09/21/22	Citibank, N.A.	CZK	29	1,184	1,194	10	—
Expiring 09/21/22	Citibank, N.A.	CZK	27	1,175	1,148	—	(27)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	7,950	340,164	333,018	—	(7,146)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	6,250	260,956	261,806	850	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	1,323	56,714	55,401	—	(1,313)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	89	3,696	3,707	11	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	58	2,406	2,408	2	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	36	1,513	1,508	—	(5)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	29	1,184	1,194	10	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	27	1,175	1,148	—	(27)
Euro,
Expiring 09/21/22	Citibank, N.A.	EUR	30	32,475	31,626	—	(849)
Expiring 09/21/22	Citibank, N.A.	EUR	19	20,949	20,426	—	(523)
Expiring 09/21/22	Citibank, N.A.	EUR	19	20,341	20,425	84	—
Expiring 09/21/22	Citibank, N.A.	EUR	19	20,645	20,426	—	(219)
Expiring 09/21/22	Citibank, N.A.	EUR	19	20,837	20,426	—	(411)
Expiring 09/21/22	Citibank, N.A.	EUR	19	20,924	20,425	—	(499)
Expiring 09/21/22	Citibank, N.A.	EUR	19	20,519	20,425	—	(94)
Expiring 09/21/22	Citibank, N.A.	EUR	19	20,471	20,425	—	(46)
Expiring 09/21/22	Citibank, N.A.	EUR	19	20,461	20,426	—	(35)
Expiring 09/21/22	Citibank, N.A.	EUR	5	5,272	5,271	—	(1)
Expiring 09/21/22	Citibank, N.A.	EUR	5	5,377	5,271	—	(106)
Expiring 09/21/22	Citibank, N.A.	EUR	5	5,398	5,271	—	(127)
Expiring 09/21/22	Citibank, N.A.	EUR	5	5,397	5,271	—	(126)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	30	32,475	31,626	—	(849)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	19	20,948	20,425	—	(523)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	19	20,340	20,424	84	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	19	20,644	20,425	—	(219)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	19	20,925	20,426	—	(499)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	19	20,459	20,424	—	(35)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	19	20,518	20,424	—	(94)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	19	20,837	20,426	—	(411)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	19	20,470	20,424	—	(46)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	5	5,398	5,271	—	(127)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	5	5,272	5,271	—	(1)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	5	5,377	5,271	—	(106)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	5	5,397	5,271	—	(126)
Hungarian Forint,
Expiring 09/21/22	Citibank, N.A.	HUF	203,942	560,363	531,755	—	(28,608)
Expiring 09/21/22	Citibank, N.A.	HUF	203,942	546,327	531,755	—	(14,572)
Expiring 09/21/22	Citibank, N.A.	HUF	203,942	559,712	531,755	—	(27,957)
Expiring 09/21/22	Citibank, N.A.	HUF	160,850	431,628	419,399	—	(12,229)
Expiring 09/21/22	Citibank, N.A.	HUF	107,500	278,879	280,295	1,416	—
Expiring 09/21/22	Citibank, N.A.	HUF	102,000	265,617	265,954	337	—
Expiring 09/21/22	Citibank, N.A.	HUF	98,000	254,504	255,525	1,021	—
Expiring 09/21/22	Citibank, N.A.	HUF	67,000	174,864	174,696	—	(168)
Expiring 09/21/22	Citibank, N.A.	HUF	46,606	124,544	121,519	—	(3,025)
Expiring 09/21/22	Citibank, N.A.	HUF	45,000	120,278	117,333	—	(2,945)
Expiring 09/21/22	Citibank, N.A.	HUF	37,000	96,211	96,474	263	—

SEE NOTES TO FINANCIAL STATEMENTS.
A31

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 09/21/22	Citibank, N.A.	HUF	32,000	$83,740	$83,436	$—	$(304)
Expiring 09/21/22	Citibank, N.A.	HUF	11,000	28,700	28,681	—	(19)
Expiring 09/21/22	Citibank, N.A.	HUF	3,514	9,380	9,162	—	(218)
Expiring 09/21/22	Citibank, N.A.	HUF	3,514	9,714	9,162	—	(552)
Expiring 09/21/22	Citibank, N.A.	HUF	3,514	9,587	9,162	—	(425)
Expiring 09/21/22	Citibank, N.A.	HUF	1,303	3,369	3,397	28	—
Expiring 09/21/22	Citibank, N.A.	HUF	1,006	2,605	2,622	17	—
Expiring 09/21/22	Citibank, N.A.	HUF	479	1,243	1,249	6	—
Expiring 09/21/22	Citibank, N.A.	HUF	385	1,001	1,005	4	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	203,942	560,364	531,755	—	(28,609)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	203,942	546,328	531,756	—	(14,572)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	203,942	559,713	531,756	—	(27,957)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	160,850	431,629	419,399	—	(12,230)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	107,500	278,879	280,295	1,416	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	102,000	265,617	265,954	337	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	98,000	254,504	255,525	1,021	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	67,000	174,864	174,695	—	(169)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	46,606	124,544	121,519	—	(3,025)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	45,000	120,278	117,333	—	(2,945)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	37,000	96,211	96,474	263	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	32,000	83,740	83,436	—	(304)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	11,000	28,700	28,681	—	(19)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	3,514	9,714	9,162	—	(552)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	3,514	9,587	9,162	—	(425)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	3,514	9,380	9,162	—	(218)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	1,303	3,369	3,397	28	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	1,006	2,605	2,622	17	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	479	1,243	1,249	6	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	385	1,000	1,004	4	—
Indian Rupee,
Expiring 09/21/22	Citibank, N.A.	INR	247,450	3,154,985	3,109,752	—	(45,233)
Expiring 09/21/22	Citibank, N.A.	INR	240,026	3,057,979	3,016,459	—	(41,520)
Expiring 09/21/22	Citibank, N.A.	INR	25,000	317,536	314,181	—	(3,355)
Expiring 09/21/22	Citibank, N.A.	INR	21,510	273,075	270,314	—	(2,761)
Expiring 09/21/22	Citibank, N.A.	INR	18,000	229,578	226,210	—	(3,368)
Expiring 09/21/22	Citibank, N.A.	INR	17,974	227,599	225,877	—	(1,722)
Expiring 09/21/22	Citibank, N.A.	INR	9,529	120,943	119,747	—	(1,196)
Expiring 09/21/22	Citibank, N.A.	INR	7,423	94,570	93,292	—	(1,278)
Expiring 09/21/22	Citibank, N.A.	INR	6,885	87,486	86,525	—	(961)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	247,450	3,154,989	3,109,752	—	(45,237)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	240,026	3,057,983	3,016,459	—	(41,524)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	25,000	317,536	314,180	—	(3,356)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	21,510	273,076	270,315	—	(2,761)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	18,000	229,578	226,210	—	(3,368)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	17,974	227,600	225,877	—	(1,723)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	9,529	120,943	119,747	—	(1,196)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	7,423	94,545	93,293	—	(1,252)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	6,885	87,486	86,525	—	(961)
Indonesian Rupiah,
Expiring 09/21/22	Citibank, N.A.	IDR	10,533,447	714,127	702,231	—	(11,896)
Expiring 09/21/22	Citibank, N.A.	IDR	10,533,447	714,425	702,232	—	(12,193)
Expiring 09/21/22	Citibank, N.A.	IDR	1,400,000	94,566	93,334	—	(1,232)
Expiring 09/21/22	Citibank, N.A.	IDR	584,708	39,362	38,981	—	(381)
Expiring 09/21/22	Citibank, N.A.	IDR	441,041	29,955	29,403	—	(552)
Expiring 09/21/22	Citibank, N.A.	IDR	255,778	17,181	17,052	—	(129)

SEE NOTES TO FINANCIAL STATEMENTS.
A32

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/21/22	Citibank, N.A.	IDR	185,494	$12,543	$12,367	$—	$(176)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	10,533,447	714,128	702,232	—	(11,896)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	10,533,447	714,426	702,232	—	(12,194)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	1,400,000	94,566	93,334	—	(1,232)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	584,708	39,362	38,981	—	(381)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	441,041	29,955	29,403	—	(552)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	255,778	17,181	17,052	—	(129)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	185,494	12,543	12,367	—	(176)
Israeli Shekel,
Expiring 09/21/22	Citibank, N.A.	ILS	2,805	820,467	807,884	—	(12,583)
Expiring 09/21/22	Citibank, N.A.	ILS	2,285	688,995	658,117	—	(30,878)
Expiring 09/21/22	Citibank, N.A.	ILS	2,245	677,550	646,595	—	(30,955)
Expiring 09/21/22	Citibank, N.A.	ILS	2,135	623,294	614,914	—	(8,380)
Expiring 09/21/22	Citibank, N.A.	ILS	1,820	546,962	524,189	—	(22,773)
Expiring 09/21/22	Citibank, N.A.	ILS	450	135,920	129,607	—	(6,313)
Expiring 09/21/22	Citibank, N.A.	ILS	75	21,952	21,601	—	(351)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	2,805	820,468	807,884	—	(12,584)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	2,285	688,996	658,117	—	(30,879)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	2,245	677,551	646,596	—	(30,955)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	2,135	623,295	614,914	—	(8,381)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	1,820	546,963	524,189	—	(22,774)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	450	135,920	129,607	—	(6,313)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	75	21,952	21,601	—	(351)
Mexican Peso,
Expiring 09/21/22	Citibank, N.A.	MXN	25,670	1,262,174	1,257,020	—	(5,154)
Expiring 09/21/22	Citibank, N.A.	MXN	25,670	1,265,251	1,257,020	—	(8,231)
Expiring 09/21/22	Citibank, N.A.	MXN	22,550	1,111,409	1,104,219	—	(7,190)
Expiring 09/21/22	Citibank, N.A.	MXN	14,150	699,373	692,891	—	(6,482)
Expiring 09/21/22	Citibank, N.A.	MXN	5,350	262,996	261,977	—	(1,019)
Expiring 09/21/22	Citibank, N.A.	MXN	967	46,577	47,327	750	—
Expiring 09/21/22	Citibank, N.A.	MXN	904	43,199	44,242	1,043	—
Expiring 09/21/22	Citibank, N.A.	MXN	599	29,489	29,307	—	(182)
Expiring 09/21/22	Citibank, N.A.	MXN	393	19,369	19,244	—	(125)
Expiring 09/21/22	Citibank, N.A.	MXN	326	15,486	15,939	453	—
Expiring 09/21/22	Citibank, N.A.	MXN	33	1,606	1,591	—	(15)
Expiring 09/21/22	Citibank, N.A.	MXN	21	999	1,029	30	—
Expiring 09/21/22	Citibank, N.A.	MXN	8	356	367	11	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	25,670	1,262,176	1,257,020	—	(5,156)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	25,670	1,265,253	1,257,020	—	(8,233)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	22,550	1,111,410	1,104,218	—	(7,192)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	14,150	699,373	692,890	—	(6,483)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	5,350	262,996	261,976	—	(1,020)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	967	46,577	47,327	750	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	904	43,199	44,242	1,043	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	599	29,489	29,307	—	(182)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	393	19,369	19,244	—	(125)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	326	15,486	15,939	453	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	33	1,606	1,591	—	(15)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	21	999	1,029	30	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	8	356	367	11	—
New Taiwanese Dollar,
Expiring 09/21/22	Citibank, N.A.	TWD	15,000	509,773	507,964	—	(1,809)
Expiring 09/21/22	Citibank, N.A.	TWD	10,850	367,736	367,427	—	(309)
Expiring 09/21/22	Citibank, N.A.	TWD	9,971	338,150	337,660	—	(490)
Expiring 09/21/22	Citibank, N.A.	TWD	9,850	335,469	333,563	—	(1,906)

SEE NOTES TO FINANCIAL STATEMENTS.
A33

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/21/22	Citibank, N.A.	TWD	9,250	$313,465	$313,244	$—	$(221)
Expiring 09/21/22	Citibank, N.A.	TWD	9,150	310,840	309,858	—	(982)
Expiring 09/21/22	Citibank, N.A.	TWD	7,812	264,663	264,530	—	(133)
Expiring 09/21/22	Citibank, N.A.	TWD	4,698	160,718	159,094	—	(1,624)
Expiring 09/21/22	Citibank, N.A.	TWD	4,541	154,230	153,760	—	(470)
Expiring 09/21/22	Citibank, N.A.	TWD	3,235	109,968	109,533	—	(435)
Expiring 09/21/22	Citibank, N.A.	TWD	3,047	103,114	103,184	70	—
Expiring 09/21/22	Citibank, N.A.	TWD	330	11,188	11,176	—	(12)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	15,000	509,773	507,963	—	(1,810)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	10,850	367,736	367,427	—	(309)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	9,971	338,151	337,660	—	(491)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	9,850	335,469	333,562	—	(1,907)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	9,250	313,465	313,244	—	(221)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	9,150	310,840	309,857	—	(983)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	7,812	264,663	264,530	—	(133)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	4,698	160,719	159,095	—	(1,624)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	4,541	154,231	153,761	—	(470)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	3,235	109,969	109,534	—	(435)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	3,047	103,114	103,184	70	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	330	11,188	11,176	—	(12)
Peruvian Nuevo Sol,
Expiring 09/21/22	Citibank, N.A.	PEN	20	5,151	5,049	—	(102)
Expiring 09/21/22	Citibank, N.A.	PEN	20	5,325	5,179	—	(146)
Expiring 09/21/22	Citibank, N.A.	PEN	17	4,434	4,401	—	(33)
Expiring 09/21/22	Citibank, N.A.	PEN	15	3,931	3,884	—	(47)
Expiring 09/21/22	Citibank, N.A.	PEN	15	3,971	3,884	—	(87)
Expiring 09/21/22	Citibank, N.A.	PEN	10	2,625	2,589	—	(36)
Expiring 09/21/22	Citibank, N.A.	PEN	8	2,100	2,071	—	(29)
Expiring 09/21/22	Citibank, N.A.	PEN	7	1,729	1,683	—	(46)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	20	5,325	5,179	—	(146)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	20	5,151	5,049	—	(102)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	17	4,434	4,401	—	(33)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	15	3,971	3,884	—	(87)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	15	3,931	3,884	—	(47)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	10	2,625	2,589	—	(36)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	8	2,100	2,071	—	(29)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	7	1,729	1,683	—	(46)
Philippine Peso,
Expiring 09/21/22	Citibank, N.A.	PHP	28,520	539,319	515,324	—	(23,995)
Expiring 09/21/22	Citibank, N.A.	PHP	24,242	457,666	438,026	—	(19,640)
Expiring 09/21/22	Citibank, N.A.	PHP	7,500	139,195	135,518	—	(3,677)
Expiring 09/21/22	Citibank, N.A.	PHP	5,000	94,427	90,345	—	(4,082)
Expiring 09/21/22	Citibank, N.A.	PHP	2,139	40,490	38,649	—	(1,841)
Expiring 09/21/22	Citibank, N.A.	PHP	2,139	40,472	38,649	—	(1,823)
Expiring 09/21/22	Citibank, N.A.	PHP	900	16,582	16,254	—	(328)
Expiring 09/21/22	Citibank, N.A.	PHP	678	12,490	12,242	—	(248)
Expiring 09/21/22	Citibank, N.A.	PHP	408	7,400	7,373	—	(27)
Expiring 09/21/22	Citibank, N.A.	PHP	285	5,285	5,140	—	(145)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	28,520	539,320	515,325	—	(23,995)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	24,242	457,667	438,026	—	(19,641)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	7,500	139,195	135,518	—	(3,677)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	5,000	94,427	90,345	—	(4,082)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	2,139	40,483	38,649	—	(1,834)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	2,139	40,509	38,649	—	(1,860)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	900	16,582	16,253	—	(329)

SEE NOTES TO FINANCIAL STATEMENTS.
A34

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	678	$12,490	$12,242	$—	$(248)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	408	7,400	7,373	—	(27)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	285	5,285	5,140	—	(145)
Polish Zloty,
Expiring 09/21/22	Citibank, N.A.	PLN	850	195,696	187,496	—	(8,200)
Expiring 09/21/22	Citibank, N.A.	PLN	813	185,162	179,334	—	(5,828)
Expiring 09/21/22	Citibank, N.A.	PLN	802	182,961	176,884	—	(6,077)
Expiring 09/21/22	Citibank, N.A.	PLN	802	183,026	176,884	—	(6,142)
Expiring 09/21/22	Citibank, N.A.	PLN	750	171,217	165,438	—	(5,779)
Expiring 09/21/22	Citibank, N.A.	PLN	200	44,469	44,116	—	(353)
Expiring 09/21/22	Citibank, N.A.	PLN	100	22,975	22,138	—	(837)
Expiring 09/21/22	Citibank, N.A.	PLN	100	22,925	22,138	—	(787)
Expiring 09/21/22	Citibank, N.A.	PLN	59	13,020	12,904	—	(116)
Expiring 09/21/22	Citibank, N.A.	PLN	55	12,330	12,132	—	(198)
Expiring 09/21/22	Citibank, N.A.	PLN	25	5,410	5,405	—	(5)
Expiring 09/21/22	Citibank, N.A.	PLN	17	3,744	3,750	6	—
Expiring 09/21/22	Citibank, N.A.	PLN	1	221	221	—	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	850	195,697	187,496	—	(8,201)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	813	185,162	179,334	—	(5,828)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	802	182,961	176,884	—	(6,077)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	802	183,027	176,884	—	(6,143)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	750	171,217	165,437	—	(5,780)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	200	44,469	44,116	—	(353)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	100	22,975	22,138	—	(837)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	100	22,925	22,138	—	(787)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	59	13,021	12,905	—	(116)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	55	12,330	12,132	—	(198)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	25	5,410	5,404	—	(6)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	17	3,744	3,750	6	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	1	221	221	—	—
Saudi Arabian Riyal,
Expiring 09/21/22	Citibank, N.A.	SAR	1,939	516,043	516,503	460	—
Expiring 09/21/22	Citibank, N.A.	SAR	1,413	376,030	376,486	456	—
Expiring 09/21/22	Citibank, N.A.	SAR	354	94,139	94,188	49	—
Expiring 09/21/22	Citibank, N.A.	SAR	350	93,134	93,256	122	—
Expiring 09/21/22	Citibank, N.A.	SAR	280	74,547	74,605	58	—
Expiring 09/21/22	Citibank, N.A.	SAR	225	59,952	59,950	—	(2)
Expiring 09/21/22	Citibank, N.A.	SAR	200	53,230	53,289	59	—
Expiring 09/21/22	Citibank, N.A.	SAR	168	44,756	44,762	6	—
Expiring 09/21/22	Citibank, N.A.	SAR	150	39,914	39,967	53	—
Expiring 09/21/22	Citibank, N.A.	SAR	150	39,923	39,967	44	—
Expiring 09/21/22	Citibank, N.A.	SAR	116	30,774	30,775	1	—
Expiring 09/21/22	Citibank, N.A.	SAR	115	30,637	30,641	4	—
Expiring 09/21/22	Citibank, N.A.	SAR	100	26,613	26,645	32	—
Expiring 09/21/22	Citibank, N.A.	SAR	75	19,981	19,983	2	—
Expiring 09/21/22	Citibank, N.A.	SAR	65	17,319	17,319	—	—
Expiring 09/21/22	Citibank, N.A.	SAR	50	13,311	13,322	11	—
Expiring 09/21/22	Citibank, N.A.	SAR	33	8,648	8,659	11	—
Expiring 09/21/22	Citibank, N.A.	SAR	10	2,663	2,664	1	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	1,939	516,044	516,503	459	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	1,413	376,031	376,487	456	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	354	94,139	94,188	49	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	350	93,134	93,255	121	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	280	74,547	74,605	58	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	225	59,952	59,950	—	(2)

SEE NOTES TO FINANCIAL STATEMENTS.
A35

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Saudi Arabian Riyal (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	200	$53,230	$53,289	$59	$—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	168	44,756	44,762	6	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	150	39,914	39,967	53	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	150	39,923	39,967	44	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	116	30,774	30,775	1	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	115	30,637	30,641	4	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	100	26,613	26,645	32	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	75	19,981	19,983	2	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	65	17,319	17,319	—	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	50	13,311	13,322	11	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	33	8,648	8,659	11	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	10	2,663	2,664	1	—
Singapore Dollar,
Expiring 09/21/22	Citibank, N.A.	SGD	1,590	1,151,094	1,145,092	—	(6,002)
Expiring 09/21/22	Citibank, N.A.	SGD	755	542,255	543,738	1,483	—
Expiring 09/21/22	Citibank, N.A.	SGD	650	467,297	468,120	823	—
Expiring 09/21/22	Citibank, N.A.	SGD	230	167,127	165,642	—	(1,485)
Expiring 09/21/22	Citibank, N.A.	SGD	45	32,426	32,408	—	(18)
Expiring 09/21/22	Citibank, N.A.	SGD	10	7,197	7,202	5	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	1,590	1,151,095	1,145,091	—	(6,004)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	755	542,256	543,739	1,483	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	650	467,297	468,119	822	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	230	167,127	165,642	—	(1,485)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	45	32,426	32,408	—	(18)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	10	7,197	7,202	5	—
South African Rand,
Expiring 07/05/22	State Street Global Markets LLC	ZAR	2,591	157,437	159,210	1,773	—
Expiring 09/21/22	Citibank, N.A.	ZAR	12,100	753,016	737,463	—	(15,553)
Expiring 09/21/22	Citibank, N.A.	ZAR	10,965	688,194	668,257	—	(19,937)
Expiring 09/21/22	Citibank, N.A.	ZAR	10,100	631,955	615,568	—	(16,387)
Expiring 09/21/22	Citibank, N.A.	ZAR	7,400	467,293	451,010	—	(16,283)
Expiring 09/21/22	Citibank, N.A.	ZAR	6,750	422,635	411,395	—	(11,240)
Expiring 09/21/22	Citibank, N.A.	ZAR	3,845	240,284	234,365	—	(5,919)
Expiring 09/21/22	Citibank, N.A.	ZAR	3,845	237,648	234,365	—	(3,283)
Expiring 09/21/22	Citibank, N.A.	ZAR	3,845	239,305	234,366	—	(4,939)
Expiring 09/21/22	Citibank, N.A.	ZAR	3,845	236,724	234,366	—	(2,358)
Expiring 09/21/22	Citibank, N.A.	ZAR	3,845	237,049	234,365	—	(2,684)
Expiring 09/21/22	Citibank, N.A.	ZAR	3,439	216,074	209,608	—	(6,466)
Expiring 09/21/22	Citibank, N.A.	ZAR	3,439	216,833	209,609	—	(7,224)
Expiring 09/21/22	Citibank, N.A.	ZAR	3,439	215,622	209,609	—	(6,013)
Expiring 09/21/22	Citibank, N.A.	ZAR	2,900	177,527	176,747	—	(780)
Expiring 09/21/22	Citibank, N.A.	ZAR	2,700	167,062	164,558	—	(2,504)
Expiring 09/21/22	Citibank, N.A.	ZAR	2,400	150,264	146,273	—	(3,991)
Expiring 09/21/22	Citibank, N.A.	ZAR	1,500	93,088	91,421	—	(1,667)
Expiring 09/21/22	Citibank, N.A.	ZAR	1,450	90,391	88,374	—	(2,017)
Expiring 09/21/22	Citibank, N.A.	ZAR	1,242	76,710	75,697	—	(1,013)
Expiring 09/21/22	Citibank, N.A.	ZAR	1,125	69,176	68,566	—	(610)
Expiring 09/21/22	Citibank, N.A.	ZAR	600	37,138	36,569	—	(569)
Expiring 09/21/22	Citibank, N.A.	ZAR	500	30,720	30,473	—	(247)
Expiring 09/21/22	Citibank, N.A.	ZAR	468	29,110	28,493	—	(617)
Expiring 09/21/22	Citibank, N.A.	ZAR	442	27,742	26,939	—	(803)
Expiring 09/21/22	Citibank, N.A.	ZAR	412	25,584	25,110	—	(474)
Expiring 09/21/22	Citibank, N.A.	ZAR	406	25,571	24,757	—	(814)
Expiring 09/21/22	Citibank, N.A.	ZAR	406	25,498	24,757	—	(741)
Expiring 09/21/22	Citibank, N.A.	ZAR	406	25,306	24,757	—	(549)

SEE NOTES TO FINANCIAL STATEMENTS.
A36

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/21/22	Citibank, N.A.	ZAR	112	$6,892	$6,826	$—	$(66)
Expiring 09/21/22	Citibank, N.A.	ZAR	100	6,190	6,095	—	(95)
Expiring 09/21/22	Citibank, N.A.	ZAR	64	3,936	3,901	—	(35)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	12,100	753,017	737,463	—	(15,554)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	10,965	688,195	668,257	—	(19,938)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	10,100	631,956	615,568	—	(16,388)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	7,400	467,294	451,011	—	(16,283)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	6,750	422,636	411,395	—	(11,241)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	3,845	237,649	234,366	—	(3,283)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	3,845	240,285	234,366	—	(5,919)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	3,845	236,724	234,365	—	(2,359)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	3,845	239,305	234,365	—	(4,940)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	3,845	237,050	234,366	—	(2,684)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	3,439	216,833	209,608	—	(7,225)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	3,439	216,074	209,608	—	(6,466)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	3,439	215,622	209,609	—	(6,013)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	2,900	177,527	176,747	—	(780)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	2,700	167,062	164,557	—	(2,505)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	2,400	150,265	146,274	—	(3,991)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	1,500	93,088	91,421	—	(1,667)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	1,450	90,391	88,373	—	(2,018)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	1,242	76,710	75,697	—	(1,013)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	1,125	69,176	68,566	—	(610)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	600	37,138	36,569	—	(569)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	500	30,720	30,473	—	(247)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	468	29,110	28,493	—	(617)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	442	27,742	26,939	—	(803)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	412	25,584	25,110	—	(474)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	406	25,306	24,757	—	(549)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	406	25,571	24,757	—	(814)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	406	25,498	24,757	—	(741)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	112	6,892	6,826	—	(66)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	100	6,190	6,095	—	(95)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	64	3,936	3,901	—	(35)
South Korean Won,
Expiring 09/21/22	Citibank, N.A.	KRW	1,630,000	1,260,639	1,267,167	6,528	—
Expiring 09/21/22	Citibank, N.A.	KRW	740,000	571,001	575,278	4,277	—
Expiring 09/21/22	Citibank, N.A.	KRW	735,000	570,452	571,391	939	—
Expiring 09/21/22	Citibank, N.A.	KRW	685,000	534,240	532,521	—	(1,719)
Expiring 09/21/22	Citibank, N.A.	KRW	670,000	520,760	520,859	99	—
Expiring 09/21/22	Citibank, N.A.	KRW	342,135	265,599	265,977	378	—
Expiring 09/21/22	Citibank, N.A.	KRW	325,000	262,547	252,656	—	(9,891)
Expiring 09/21/22	Citibank, N.A.	KRW	273,888	213,082	212,921	—	(161)
Expiring 09/21/22	Citibank, N.A.	KRW	205,000	157,931	159,367	1,436	—
Expiring 09/21/22	Citibank, N.A.	KRW	165,000	130,702	128,272	—	(2,430)
Expiring 09/21/22	Citibank, N.A.	KRW	155,590	119,932	120,955	1,023	—
Expiring 09/21/22	Citibank, N.A.	KRW	112,137	87,483	87,176	—	(307)
Expiring 09/21/22	Citibank, N.A.	KRW	110,000	85,902	85,515	—	(387)
Expiring 09/21/22	Citibank, N.A.	KRW	106,272	82,753	82,615	—	(138)
Expiring 09/21/22	Citibank, N.A.	KRW	63,565	50,135	49,416	—	(719)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	1,630,000	1,260,640	1,267,166	6,526	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	740,000	571,001	575,278	4,277	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	735,000	570,453	571,391	938	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	685,000	534,241	532,521	—	(1,720)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	670,000	520,761	520,860	99	—

SEE NOTES TO FINANCIAL STATEMENTS.
A37

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	342,135	$ 265,599	$ 265,977	$ 378	$ —
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	325,000	262,547	252,656	—	(9,891)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	273,888	213,082	212,921	—	(161)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	205,000	157,931	159,367	1,436	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	165,000	130,702	128,271	—	(2,431)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	155,590	119,933	120,956	1,023	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	112,137	87,483	87,176	—	(307)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	110,000	85,902	85,515	—	(387)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	106,272	82,754	82,616	—	(138)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	63,565	50,135	49,416	—	(719)
Thai Baht,
Expiring 09/21/22	Citibank, N.A.	THB	5,624	163,507	159,702	—	(3,805)
Expiring 09/21/22	Citibank, N.A.	THB	5,624	162,828	159,702	—	(3,126)
Expiring 09/21/22	Citibank, N.A.	THB	5,624	165,013	159,701	—	(5,312)
Expiring 09/21/22	Citibank, N.A.	THB	5,624	164,522	159,701	—	(4,821)
Expiring 09/21/22	Citibank, N.A.	THB	1,500	42,887	42,593	—	(294)
Expiring 09/21/22	Citibank, N.A.	THB	1,500	43,161	42,594	—	(567)
Expiring 09/21/22	Citibank, N.A.	THB	1,432	41,053	40,649	—	(404)
Expiring 09/21/22	Citibank, N.A.	THB	1,142	32,833	32,414	—	(419)
Expiring 09/21/22	Citibank, N.A.	THB	850	24,108	24,136	28	—
Expiring 09/21/22	Citibank, N.A.	THB	800	23,495	22,716	—	(779)
Expiring 09/21/22	Citibank, N.A.	THB	700	19,777	19,877	100	—
Expiring 09/21/22	Citibank, N.A.	THB	632	17,808	17,932	124	—
Expiring 09/21/22	Citibank, N.A.	THB	500	14,616	14,198	—	(418)
Expiring 09/21/22	Citibank, N.A.	THB	485	13,887	13,759	—	(128)
Expiring 09/21/22	Citibank, N.A.	THB	400	11,315	11,359	44	—
Expiring 09/21/22	Citibank, N.A.	THB	350	10,121	9,939	—	(182)
Expiring 09/21/22	Citibank, N.A.	THB	300	8,785	8,520	—	(265)
Expiring 09/21/22	Citibank, N.A.	THB	200	5,855	5,679	—	(176)
Expiring 09/21/22	Citibank, N.A.	THB	50	1,450	1,420	—	(30)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	5,624	163,507	159,702	—	(3,805)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	5,624	164,522	159,701	—	(4,821)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	5,624	162,828	159,702	—	(3,126)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	5,624	165,013	159,701	—	(5,312)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	1,500	43,161	42,594	—	(567)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	1,500	42,887	42,593	—	(294)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	1,432	41,053	40,649	—	(404)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	1,142	32,833	32,414	—	(419)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	850	24,108	24,136	28	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	800	23,495	22,716	—	(779)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	700	19,777	19,877	100	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	632	17,808	17,932	124	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	500	14,616	14,198	—	(418)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	485	13,887	13,758	—	(129)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	400	11,315	11,359	44	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	350	10,121	9,939	—	(182)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	300	8,785	8,519	—	(266)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	200	5,855	5,679	—	(176)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	50	1,450	1,420	—	(30)

				$132,734,273	$129,607,210	95,361	(3,222,424)

SEE NOTES TO FINANCIAL STATEMENTS.
A38

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/21/22	Citibank, N.A.	BRL	4,700	$891,433	$877,069	$14,364	$—
Expiring 09/21/22	Citibank, N.A.	BRL	4,150	788,146	774,433	13,713	—
Expiring 09/21/22	Citibank, N.A.	BRL	4,050	771,812	755,772	16,040	—
Expiring 09/21/22	Citibank, N.A.	BRL	3,800	709,963	709,119	844	—
Expiring 09/21/22	Citibank, N.A.	BRL	3,600	676,601	671,797	4,804	—
Expiring 09/21/22	Citibank, N.A.	BRL	2,950	553,872	550,500	3,372	—
Expiring 09/21/22	Citibank, N.A.	BRL	2,786	556,205	519,897	36,308	—
Expiring 09/21/22	Citibank, N.A.	BRL	1,350	256,518	251,924	4,594	—
Expiring 09/21/22	Citibank, N.A.	BRL	1,350	256,996	251,924	5,072	—
Expiring 09/21/22	Citibank, N.A.	BRL	750	147,790	139,957	7,833	—
Expiring 09/21/22	Citibank, N.A.	BRL	700	130,341	130,627	—	(286)
Expiring 09/21/22	Citibank, N.A.	BRL	494	93,960	92,092	1,868	—
Expiring 09/21/22	Citibank, N.A.	BRL	413	84,449	76,977	7,472	—
Expiring 09/21/22	Citibank, N.A.	BRL	268	50,108	49,919	189	—
Expiring 09/21/22	Citibank, N.A.	BRL	225	45,123	41,987	3,136	—
Expiring 09/21/22	Citibank, N.A.	BRL	163	32,741	30,324	2,417	—
Expiring 09/21/22	Citibank, N.A.	BRL	163	32,314	30,324	1,990	—
Expiring 09/21/22	Citibank, N.A.	BRL	163	32,813	30,324	2,489	—
Expiring 09/21/22	Citibank, N.A.	BRL	163	32,685	30,324	2,361	—
Expiring 09/21/22	Citibank, N.A.	BRL	158	30,825	29,484	1,341	—
Expiring 09/21/22	Citibank, N.A.	BRL	35	6,534	6,532	2	—
Expiring 09/21/22	Citibank, N.A.	BRL	15	3,033	2,799	234	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	4,700	891,432	877,069	14,363	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	4,150	788,145	774,433	13,712	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	4,050	771,811	755,772	16,039	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	3,800	709,962	709,119	843	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	3,600	676,601	671,798	4,803	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	2,950	553,871	550,500	3,371	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	2,786	556,204	519,897	36,307	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	1,350	256,996	251,924	5,072	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	1,350	256,518	251,924	4,594	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	750	147,790	139,958	7,832	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	700	130,341	130,627	—	(286)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	494	93,960	92,092	1,868	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	413	84,448	76,976	7,472	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	268	50,107	49,918	189	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	225	45,123	41,987	3,136	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	163	32,813	30,324	2,489	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	163	32,685	30,324	2,361	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	163	32,741	30,324	2,417	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	163	32,314	30,324	1,990	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	158	30,825	29,484	1,341	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	35	6,534	6,532	2	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	BRL	15	3,033	2,799	234	—
Chilean Peso,
Expiring 09/21/22	Citibank, N.A.	CLP	420,000	507,091	449,809	57,282	—
Expiring 09/21/22	Citibank, N.A.	CLP	355,000	428,205	380,196	48,009	—
Expiring 09/21/22	Citibank, N.A.	CLP	320,000	379,602	342,712	36,890	—
Expiring 09/21/22	Citibank, N.A.	CLP	160,000	177,898	171,356	6,542	—
Expiring 09/21/22	Citibank, N.A.	CLP	45,000	52,762	48,194	4,568	—
Expiring 09/21/22	Citibank, N.A.	CLP	40,000	46,898	42,839	4,059	—
Expiring 09/21/22	Citibank, N.A.	CLP	9,217	10,465	9,871	594	—
Expiring 09/21/22	Citibank, N.A.	CLP	8,332	9,899	8,922	977	—
Expiring 09/21/22	Citibank, N.A.	CLP	5,211	5,668	5,581	87	—
Expiring 09/21/22	Citibank, N.A.	CLP	5,000	5,914	5,355	559	—

SEE NOTES TO FINANCIAL STATEMENTS.
A39

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/21/22	Citibank, N.A.	CLP	5,000	$5,905	$5,355	$550	$—
Expiring 09/21/22	Citibank, N.A.	CLP	3,799	4,448	4,067	381	—
Expiring 09/21/22	Citibank, N.A.	CLP	3,100	3,593	3,320	273	—
Expiring 09/21/22	Citibank, N.A.	CLP	1,260	1,485	1,349	136	—
Expiring 09/21/22	Citibank, N.A.	CLP	1,260	1,448	1,349	99	—
Expiring 09/21/22	Citibank, N.A.	CLP	1,260	1,477	1,349	128	—
Expiring 09/21/22	Citibank, N.A.	CLP	1,260	1,445	1,349	96	—
Expiring 09/21/22	Citibank, N.A.	CLP	1,260	1,485	1,349	136	—
Expiring 09/21/22	Citibank, N.A.	CLP	1,260	1,460	1,349	111	—
Expiring 09/21/22	Citibank, N.A.	CLP	1,260	1,487	1,349	138	—
Expiring 09/21/22	Citibank, N.A.	CLP	630	751	675	76	—
Expiring 09/21/22	Citibank, N.A.	CLP	630	749	674	75	—
Expiring 09/21/22	Citibank, N.A.	CLP	347	391	372	19	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	420,000	507,091	449,810	57,281	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	355,000	428,205	380,196	48,009	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	320,000	379,602	342,712	36,890	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	160,000	177,897	171,355	6,542	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	45,000	52,762	48,194	4,568	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	40,000	46,898	42,839	4,059	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	9,217	10,465	9,871	594	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	8,332	9,899	8,922	977	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	5,211	5,668	5,581	87	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	5,000	5,914	5,355	559	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	5,000	5,905	5,355	550	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	3,799	4,449	4,068	381	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	3,100	3,593	3,320	273	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	1,260	1,485	1,349	136	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	1,260	1,460	1,349	111	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	1,260	1,448	1,349	99	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	1,260	1,487	1,349	138	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	1,260	1,485	1,349	136	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	1,260	1,445	1,349	96	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	1,260	1,477	1,349	128	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	630	749	674	75	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	630	751	675	76	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	347	391	372	19	—
Chinese Renminbi,
Expiring 09/21/22	Citibank, N.A.	CNH	7,600	1,120,722	1,134,874	—	(14,152)
Expiring 09/21/22	Citibank, N.A.	CNH	5,649	840,214	843,539	—	(3,325)
Expiring 09/21/22	Citibank, N.A.	CNH	4,300	637,679	642,099	—	(4,420)
Expiring 09/21/22	Citibank, N.A.	CNH	3,106	464,165	463,730	435	—
Expiring 09/21/22	Citibank, N.A.	CNH	3,063	457,672	457,347	325	—
Expiring 09/21/22	Citibank, N.A.	CNH	3,063	455,558	457,346	—	(1,788)
Expiring 09/21/22	Citibank, N.A.	CNH	2,859	426,508	426,846	—	(338)
Expiring 09/21/22	Citibank, N.A.	CNH	2,550	378,336	380,780	—	(2,444)
Expiring 09/21/22	Citibank, N.A.	CNH	1,738	259,586	259,453	133	—
Expiring 09/21/22	Citibank, N.A.	CNH	1,000	148,910	149,326	—	(416)
Expiring 09/21/22	Citibank, N.A.	CNH	700	104,084	104,527	—	(443)
Expiring 09/21/22	Citibank, N.A.	CNH	650	96,608	97,062	—	(454)
Expiring 09/21/22	Citibank, N.A.	CNH	600	89,340	89,595	—	(255)
Expiring 09/21/22	Citibank, N.A.	CNH	550	82,073	82,129	—	(56)
Expiring 09/21/22	Citibank, N.A.	CNH	450	66,996	67,196	—	(200)
Expiring 09/21/22	Citibank, N.A.	CNH	400	59,883	59,731	152	—
Expiring 09/21/22	Citibank, N.A.	CNH	314	46,792	46,888	—	(96)
Expiring 09/21/22	Citibank, N.A.	CNH	253	37,385	37,779	—	(394)

SEE NOTES TO FINANCIAL STATEMENTS.
A40

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/21/22	Citibank, N.A.	CNH	200	$29,547	$29,865	$—	$(318)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	7,600	1,120,720	1,134,873	—	(14,153)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	5,649	840,213	843,539	—	(3,326)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	4,300	637,679	642,100	—	(4,421)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	3,106	464,165	463,730	435	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	3,063	457,671	457,346	325	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	3,063	455,557	457,346	—	(1,789)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	2,859	426,508	426,847	—	(339)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	2,550	378,335	380,780	—	(2,445)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	1,738	259,585	259,452	133	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	1,000	148,909	149,325	—	(416)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	700	104,084	104,528	—	(444)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	650	96,608	97,062	—	(454)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	600	89,340	89,595	—	(255)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	550	82,073	82,129	—	(56)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	450	66,996	67,196	—	(200)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	400	59,883	59,731	152	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	314	46,792	46,888	—	(96)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	253	37,385	37,779	—	(394)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CNH	200	29,547	29,865	—	(318)
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	880,000	209,865	209,045	820	—
Expiring 09/21/22	Citibank, N.A.	COP	850,000	208,495	201,919	6,576	—
Expiring 09/21/22	Citibank, N.A.	COP	600,000	155,390	142,531	12,859	—
Expiring 09/21/22	Citibank, N.A.	COP	450,000	106,764	106,898	—	(134)
Expiring 09/21/22	Citibank, N.A.	COP	350,000	84,723	83,143	1,580	—
Expiring 09/21/22	Citibank, N.A.	COP	245,000	59,455	58,200	1,255	—
Expiring 09/21/22	Citibank, N.A.	COP	200,000	49,886	47,510	2,376	—
Expiring 09/21/22	Citibank, N.A.	COP	14,190	3,561	3,370	191	—
Expiring 09/21/22	Citibank, N.A.	COP	13,375	3,467	3,177	290	—
Expiring 09/21/22	Citibank, N.A.	COP	6,970	1,681	1,656	25	—
Expiring 09/21/22	Citibank, N.A.	COP	5,887	1,456	1,399	57	—
Expiring 09/21/22	Citibank, N.A.	COP	4,277	1,036	1,016	20	—
Expiring 09/21/22	Citibank, N.A.	COP	2,559	639	608	31	—
Expiring 09/21/22	Citibank, N.A.	COP	2,559	619	608	11	—
Expiring 09/21/22	Citibank, N.A.	COP	2,559	619	608	11	—
Expiring 09/21/22	Citibank, N.A.	COP	2,559	619	608	11	—
Expiring 09/21/22	Citibank, N.A.	COP	2,559	632	608	24	—
Expiring 09/21/22	Citibank, N.A.	COP	2,559	635	608	27	—
Expiring 09/21/22	Citibank, N.A.	COP	1,304	321	310	11	—
Expiring 09/21/22	Citibank, N.A.	COP	1,280	322	304	18	—
Expiring 09/21/22	Citibank, N.A.	COP	1,280	322	303	19	—
Expiring 09/21/22	Citibank, N.A.	COP	1,255	308	298	10	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	880,000	209,865	209,045	820	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	850,000	208,494	201,918	6,576	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	600,000	155,390	142,531	12,859	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	450,000	106,764	106,899	—	(135)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	350,000	84,723	83,143	1,580	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	245,000	59,455	58,200	1,255	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	200,000	49,886	47,510	2,376	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	14,190	3,561	3,370	191	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	13,375	3,467	3,177	290	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	6,970	1,681	1,656	25	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	5,887	1,456	1,399	57	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	4,277	1,036	1,016	20	—

SEE NOTES TO FINANCIAL STATEMENTS.
A41

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	2,559	$619	$608	$11	$—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	2,559	619	608	11	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	2,559	639	608	31	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	2,559	619	608	11	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	2,559	632	608	24	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	2,559	635	608	27	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	1,304	321	310	11	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	1,280	322	304	18	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	1,280	322	304	18	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	1,255	308	298	10	—
Czech Koruna,
Expiring 09/21/22	Citibank, N.A.	CZK	14,000	599,866	586,446	13,420	—
Expiring 09/21/22	Citibank, N.A.	CZK	2,250	95,788	94,250	1,538	—
Expiring 09/21/22	Citibank, N.A.	CZK	100	4,271	4,168	103	—
Expiring 09/21/22	Citibank, N.A.	CZK	80	3,324	3,330	—	(6)
Expiring 09/21/22	Citibank, N.A.	CZK	52	2,224	2,179	45	—
Expiring 09/21/22	Citibank, N.A.	CZK	45	1,883	1,864	19	—
Expiring 09/21/22	Citibank, N.A.	CZK	44	1,868	1,822	46	—
Expiring 09/21/22	Citibank, N.A.	CZK	13	551	538	13	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	14,000	599,866	586,447	13,419	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	2,250	95,788	94,250	1,538	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	100	4,271	4,168	103	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	80	3,324	3,330	—	(6)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	52	2,224	2,179	45	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	45	1,883	1,864	19	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	44	1,868	1,822	46	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CZK	13	551	538	13	—
Euro,
Expiring 09/21/22	Citibank, N.A.	EUR	10	10,582	10,542	40	—
Expiring 09/21/22	Citibank, N.A.	EUR	10	10,547	10,542	5	—
Expiring 09/21/22	Citibank, N.A.	EUR	10	10,553	10,541	12	—
Expiring 09/21/22	Citibank, N.A.	EUR	5	5,242	5,271	—	(29)
Expiring 09/21/22	Citibank, N.A.	EUR	5	5,226	5,271	—	(45)
Expiring 09/21/22	Citibank, N.A.	EUR	5	5,264	5,271	—	(7)
Expiring 09/21/22	Citibank, N.A.	EUR	5	5,374	5,271	103	—
Expiring 09/21/22	Citibank, N.A.	EUR	5	5,294	5,271	23	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	10	10,547	10,542	5	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	10	10,553	10,542	11	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	10	10,582	10,542	40	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	5	5,242	5,271	—	(29)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	5	5,294	5,271	23	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	5	5,374	5,271	103	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	5	5,264	5,271	—	(7)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	EUR	5	5,226	5,271	—	(45)
Hong Kong Dollar,
Expiring 07/05/22	Citibank, N.A.	HKD	3,409	434,494	434,547	—	(53)
Hungarian Forint,
Expiring 09/21/22	Citibank, N.A.	HUF	150,000	405,302	391,109	14,193	—
Expiring 09/21/22	Citibank, N.A.	HUF	135,000	368,493	351,998	16,495	—
Expiring 09/21/22	Citibank, N.A.	HUF	130,000	351,831	338,961	12,870	—
Expiring 09/21/22	Citibank, N.A.	HUF	115,000	310,909	299,850	11,059	—
Expiring 09/21/22	Citibank, N.A.	HUF	110,000	304,569	286,813	17,756	—
Expiring 09/21/22	Citibank, N.A.	HUF	105,000	287,040	273,776	13,264	—
Expiring 09/21/22	Citibank, N.A.	HUF	35,000	93,969	91,259	2,710	—
Expiring 09/21/22	Citibank, N.A.	HUF	1,127	2,938	2,937	1	—

SEE NOTES TO FINANCIAL STATEMENTS.
A42

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 09/21/22	Citibank, N.A.	HUF	740	$1,971	$1,928	$43	$—
Expiring 09/21/22	Citibank, N.A.	HUF	655	1,707	1,708	—	(1)
Expiring 09/21/22	Citibank, N.A.	HUF	490	1,354	1,276	78	—
Expiring 09/21/22	Citibank, N.A.	HUF	416	1,150	1,083	67	—
Expiring 09/21/22	Citibank, N.A.	HUF	416	1,134	1,083	51	—
Expiring 09/21/22	Citibank, N.A.	HUF	416	1,110	1,084	26	—
Expiring 09/21/22	Citibank, N.A.	HUF	416	1,111	1,083	28	—
Expiring 09/21/22	Citibank, N.A.	HUF	336	897	875	22	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	150,000	405,301	391,109	14,192	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	135,000	368,493	351,998	16,495	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	130,000	351,831	338,961	12,870	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	115,000	310,908	299,850	11,058	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	110,000	304,568	286,813	17,755	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	105,000	287,039	273,776	13,263	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	35,000	93,969	91,259	2,710	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	1,127	2,938	2,937	1	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	740	1,971	1,928	43	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	655	1,707	1,708	—	(1)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	490	1,354	1,276	78	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	416	1,150	1,083	67	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	416	1,110	1,084	26	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	415	1,111	1,083	28	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	415	1,134	1,084	50	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	HUF	336	897	875	22	—
Indian Rupee,
Expiring 09/21/22	Citibank, N.A.	INR	27,000	343,037	339,315	3,722	—
Expiring 09/21/22	Citibank, N.A.	INR	19,223	244,139	241,573	2,566	—
Expiring 09/21/22	Citibank, N.A.	INR	18,584	236,666	233,550	3,116	—
Expiring 09/21/22	Citibank, N.A.	INR	15,594	198,753	195,973	2,780	—
Expiring 09/21/22	Citibank, N.A.	INR	15,500	196,770	194,792	1,978	—
Expiring 09/21/22	Citibank, N.A.	INR	12,453	158,868	156,502	2,366	—
Expiring 09/21/22	Citibank, N.A.	INR	12,453	158,704	156,502	2,202	—
Expiring 09/21/22	Citibank, N.A.	INR	11,647	147,020	146,364	656	—
Expiring 09/21/22	Citibank, N.A.	INR	8,799	112,054	110,579	1,475	—
Expiring 09/21/22	Citibank, N.A.	INR	5,339	67,911	67,090	821	—
Expiring 09/21/22	Citibank, N.A.	INR	1,024	12,879	12,862	17	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	27,000	343,036	339,315	3,721	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	19,223	244,139	241,573	2,566	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	18,584	236,665	233,549	3,116	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	15,594	198,753	195,974	2,779	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	15,500	196,769	194,791	1,978	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	12,453	158,868	156,503	2,365	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	12,453	158,704	156,503	2,201	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	11,647	147,020	146,364	656	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	8,799	112,054	110,579	1,475	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	5,339	67,911	67,090	821	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	1,024	12,879	12,862	17	—
Indonesian Rupiah,
Expiring 09/21/22	Citibank, N.A.	IDR	2,250,000	151,167	150,000	1,167	—
Expiring 09/21/22	Citibank, N.A.	IDR	1,900,000	128,101	126,667	1,434	—
Expiring 09/21/22	Citibank, N.A.	IDR	1,280,080	87,020	85,339	1,681	—
Expiring 09/21/22	Citibank, N.A.	IDR	1,100,000	73,935	73,334	601	—
Expiring 09/21/22	Citibank, N.A.	IDR	538,486	36,374	35,900	474	—
Expiring 09/21/22	Citibank, N.A.	IDR	406,213	27,824	27,081	743	—
Expiring 09/21/22	Citibank, N.A.	IDR	315,030	21,190	21,002	188	—

SEE NOTES TO FINANCIAL STATEMENTS.
A43

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/21/22	Citibank, N.A.	IDR	245,879	$16,661	$16,392	$269	$ —
Expiring 09/21/22	Citibank, N.A.	IDR	168,064	11,393	11,205	188	—
Expiring 09/21/22	Citibank, N.A.	IDR	168,064	11,396	11,205	191	—
Expiring 09/21/22	Citibank, N.A.	IDR	168,064	11,396	11,205	191	—
Expiring 09/21/22	Citibank, N.A.	IDR	168,064	11,393	11,205	188	—
Expiring 09/21/22	Citibank, N.A.	IDR	116,123	7,816	7,742	74	—
Expiring 09/21/22	Citibank, N.A.	IDR	10,422	698	695	3	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	2,250,000	151,167	150,001	1,166	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	1,900,000	128,101	126,667	1,434	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	1,280,080	87,019	85,338	1,681	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	1,100,000	73,935	73,334	601	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	538,486	36,374	35,900	474	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	406,213	27,824	27,081	743	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	315,030	21,190	21,002	188	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	245,879	16,661	16,392	269	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	168,064	11,393	11,205	188	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	168,064	11,393	11,205	188	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	168,064	11,394	11,204	190	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	168,064	11,395	11,204	191	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	116,123	7,816	7,742	74	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	10,422	698	695	3	—
Israeli Shekel,
Expiring 09/21/22	Citibank, N.A.	ILS	8,537	2,565,216	2,458,717	106,499	—
Expiring 09/21/22	Citibank, N.A.	ILS	6,887	2,065,970	1,983,422	82,548	—
Expiring 09/21/22	Citibank, N.A.	ILS	6,640	1,995,465	1,912,335	83,130	—
Expiring 09/21/22	Citibank, N.A.	ILS	2,575	744,123	741,641	2,482	—
Expiring 09/21/22	Citibank, N.A.	ILS	2,075	609,149	597,633	11,516	—
Expiring 09/21/22	Citibank, N.A.	ILS	1,270	375,343	365,780	9,563	—
Expiring 09/21/22	Citibank, N.A.	ILS	855	257,315	246,254	11,061	—
Expiring 09/21/22	Citibank, N.A.	ILS	645	193,468	185,846	7,622	—
Expiring 09/21/22	Citibank, N.A.	ILS	505	151,394	145,448	5,946	—
Expiring 09/21/22	Citibank, N.A.	ILS	247	74,081	71,087	2,994	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	8,537	2,565,213	2,458,717	106,496	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	6,887	2,065,967	1,983,422	82,545	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	6,640	1,995,462	1,912,335	83,127	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	2,575	744,122	741,641	2,481	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	2,075	609,149	597,633	11,516	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	1,270	375,343	365,780	9,563	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	855	257,315	246,254	11,061	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	645	193,468	185,846	7,622	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	505	151,394	145,448	5,946	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	247	74,081	71,087	2,994	—
Mexican Peso,
Expiring 09/21/22	Citibank, N.A.	MXN	18,800	897,137	920,590	—	(23,453)
Expiring 09/21/22	Citibank, N.A.	MXN	16,050	783,805	785,930	—	(2,125)
Expiring 09/21/22	Citibank, N.A.	MXN	9,800	478,531	479,882	—	(1,351)
Expiring 09/21/22	Citibank, N.A.	MXN	8,700	415,496	426,018	—	(10,522)
Expiring 09/21/22	Citibank, N.A.	MXN	842	39,965	41,206	—	(1,241)
Expiring 09/21/22	Citibank, N.A.	MXN	718	35,723	35,159	564	—
Expiring 09/21/22	Citibank, N.A.	MXN	551	27,114	26,994	120	—
Expiring 09/21/22	Citibank, N.A.	MXN	551	27,173	26,993	180	—
Expiring 09/21/22	Citibank, N.A.	MXN	490	24,141	23,970	171	—
Expiring 09/21/22	Citibank, N.A.	MXN	416	20,448	20,371	77	—
Expiring 09/21/22	Citibank, N.A.	MXN	282	13,805	13,809	—	(4)
Expiring 09/21/22	Citibank, N.A.	MXN	60	2,908	2,913	—	(5)

SEE NOTES TO FINANCIAL STATEMENTS.
A44

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	18,800	$897,136	$920,590	$ —	$(23,454)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	16,050	783,804	785,930	—	(2,126)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	9,800	478,530	479,882	—	(1,352)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	8,700	415,495	426,017	—	(10,522)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	842	39,965	41,206	—	(1,241)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	718	35,723	35,159	564	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	551	27,114	26,994	120	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	551	27,173	26,993	180	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	490	24,140	23,969	171	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	416	20,448	20,371	77	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	282	13,805	13,809	—	(4)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	60	2,908	2,913	—	(5)
New Taiwanese Dollar,
Expiring 09/21/22	Citibank, N.A.	TWD	33,089	1,120,333	1,120,538	—	(205)
Expiring 09/21/22	Citibank, N.A.	TWD	33,089	1,119,878	1,120,538	—	(660)
Expiring 09/21/22	Citibank, N.A.	TWD	33,089	1,125,286	1,120,538	4,748	—
Expiring 09/21/22	Citibank, N.A.	TWD	33,089	1,140,019	1,120,539	19,480	—
Expiring 09/21/22	Citibank, N.A.	TWD	33,089	1,125,095	1,120,539	4,556	—
Expiring 09/21/22	Citibank, N.A.	TWD	33,089	1,137,549	1,120,538	17,011	—
Expiring 09/21/22	Citibank, N.A.	TWD	33,089	1,124,999	1,120,538	4,461	—
Expiring 09/21/22	Citibank, N.A.	TWD	33,089	1,122,157	1,120,539	1,618	—
Expiring 09/21/22	Citibank, N.A.	TWD	8,945	304,671	302,915	1,756	—
Expiring 09/21/22	Citibank, N.A.	TWD	7,248	250,665	245,431	5,234	—
Expiring 09/21/22	Citibank, N.A.	TWD	4,870	165,271	164,902	369	—
Expiring 09/21/22	Citibank, N.A.	TWD	4,059	138,541	137,454	1,087	—
Expiring 09/21/22	Citibank, N.A.	TWD	2,292	77,643	77,599	44	—
Expiring 09/21/22	Citibank, N.A.	TWD	510	17,233	17,254	—	(21)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	33,089	1,119,877	1,120,539	—	(662)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	33,089	1,120,332	1,120,539	—	(207)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	33,089	1,140,017	1,120,538	19,479	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	33,089	1,124,998	1,120,538	4,460	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	33,089	1,122,155	1,120,538	1,617	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	33,089	1,125,285	1,120,539	4,746	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	33,089	1,137,548	1,120,538	17,010	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	33,089	1,125,093	1,120,538	4,555	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	8,945	304,671	302,915	1,756	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	7,248	250,665	245,431	5,234	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	4,870	165,270	164,901	369	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	4,059	138,541	137,455	1,086	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	2,292	77,643	77,599	44	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	510	17,233	17,254	—	(21)
Peruvian Nuevo Sol,
Expiring 09/21/22	Citibank, N.A.	PEN	433	115,405	112,117	3,288	—
Expiring 09/21/22	Citibank, N.A.	PEN	20	5,327	5,179	148	—
Expiring 09/21/22	Citibank, N.A.	PEN	17	4,526	4,401	125	—
Expiring 09/21/22	Citibank, N.A.	PEN	16	4,249	4,143	106	—
Expiring 09/21/22	Citibank, N.A.	PEN	15	3,983	3,884	99	—
Expiring 09/21/22	Citibank, N.A.	PEN	10	2,491	2,460	31	—
Expiring 09/21/22	Citibank, N.A.	PEN	7	1,860	1,813	47	—
Expiring 09/21/22	Citibank, N.A.	PEN	5	1,311	1,294	17	—
Expiring 09/21/22	Citibank, N.A.	PEN	5	1,329	1,294	35	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	433	115,405	112,117	3,288	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	20	5,327	5,178	149	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	17	4,526	4,401	125	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	16	4,249	4,143	106	—

SEE NOTES TO FINANCIAL STATEMENTS.
A45

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	15	$3,983	$3,884	$ 99	$ —
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	10	2,491	2,460	31	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	7	1,860	1,813	47	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	5	1,329	1,294	35	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PEN	5	1,311	1,294	17	—
Philippine Peso,
Expiring 09/21/22	Citibank, N.A.	PHP	28,000	521,753	505,933	15,820	—
Expiring 09/21/22	Citibank, N.A.	PHP	20,000	373,293	361,381	11,912	—
Expiring 09/21/22	Citibank, N.A.	PHP	18,000	340,998	325,242	15,756	—
Expiring 09/21/22	Citibank, N.A.	PHP	16,000	301,743	289,104	12,639	—
Expiring 09/21/22	Citibank, N.A.	PHP	14,500	273,465	262,001	11,464	—
Expiring 09/21/22	Citibank, N.A.	PHP	14,000	253,444	252,966	478	—
Expiring 09/21/22	Citibank, N.A.	PHP	8,500	160,452	153,586	6,866	—
Expiring 09/21/22	Citibank, N.A.	PHP	8,000	145,589	144,552	1,037	—
Expiring 09/21/22	Citibank, N.A.	PHP	7,000	127,513	126,483	1,030	—
Expiring 09/21/22	Citibank, N.A.	PHP	6,000	108,067	108,414	—	(347)
Expiring 09/21/22	Citibank, N.A.	PHP	6,000	111,282	108,414	2,868	—
Expiring 09/21/22	Citibank, N.A.	PHP	4,000	74,888	72,276	2,612	—
Expiring 09/21/22	Citibank, N.A.	PHP	807	14,965	14,572	393	—
Expiring 09/21/22	Citibank, N.A.	PHP	621	11,682	11,212	470	—
Expiring 09/21/22	Citibank, N.A.	PHP	496	9,378	8,957	421	—
Expiring 09/21/22	Citibank, N.A.	PHP	441	7,983	7,960	23	—
Expiring 09/21/22	Citibank, N.A.	PHP	397	7,491	7,166	325	—
Expiring 09/21/22	Citibank, N.A.	PHP	391	7,392	7,065	327	—
Expiring 09/21/22	Citibank, N.A.	PHP	193	3,627	3,479	148	—
Expiring 09/21/22	Citibank, N.A.	PHP	99	1,877	1,792	85	—
Expiring 09/21/22	Citibank, N.A.	PHP	66	1,185	1,184	1	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	28,000	521,752	505,932	15,820	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	20,000	373,293	361,381	11,912	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	18,000	340,998	325,243	15,755	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	16,000	301,743	289,105	12,638	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	14,500	273,465	262,001	11,464	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	14,000	253,444	252,967	477	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	8,500	160,452	153,586	6,866	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	8,000	145,589	144,552	1,037	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	7,000	127,513	126,483	1,030	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	6,000	108,067	108,415	—	(348)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	6,000	111,282	108,415	2,867	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	4,000	74,888	72,276	2,612	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	807	14,965	14,572	393	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	621	11,681	11,211	470	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	496	9,378	8,957	421	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	441	7,983	7,960	23	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	397	7,491	7,166	325	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	391	7,392	7,065	327	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	193	3,627	3,479	148	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	99	1,877	1,792	85	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	66	1,185	1,184	1	—
Polish Zloty,
Expiring 09/21/22	Citibank, N.A.	PLN	3,250	750,770	716,897	33,873	—
Expiring 09/21/22	Citibank, N.A.	PLN	2,800	644,009	617,633	26,376	—
Expiring 09/21/22	Citibank, N.A.	PLN	1,400	311,702	308,817	2,885	—
Expiring 09/21/22	Citibank, N.A.	PLN	750	167,501	165,437	2,064	—
Expiring 09/21/22	Citibank, N.A.	PLN	550	126,393	121,321	5,072	—
Expiring 09/21/22	Citibank, N.A.	PLN	350	80,527	77,204	3,323	—

SEE NOTES TO FINANCIAL STATEMENTS.
A46

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 09/21/22	Citibank, N.A.	PLN	51	$11,196	$11,139	$ 57	$ —
Expiring 09/21/22	Citibank, N.A.	PLN	49	11,155	10,698	457	—
Expiring 09/21/22	Citibank, N.A.	PLN	41	9,300	8,987	313	—
Expiring 09/21/22	Citibank, N.A.	PLN	41	9,306	8,987	319	—
Expiring 09/21/22	Citibank, N.A.	PLN	29	6,478	6,397	81	—
Expiring 09/21/22	Citibank, N.A.	PLN	23	5,158	4,963	195	—
Expiring 09/21/22	Citibank, N.A.	PLN	5	1,106	1,103	3	—
Expiring 09/21/22	Citibank, N.A.	PLN	4	768	772	—	(4)
Expiring 09/21/22	Citibank, N.A.	PLN	1	115	111	4	—
Expiring 09/21/22	Citibank, N.A.	PLN	1	231	222	9	—
Expiring 09/21/22	Citibank, N.A.	PLN	1	231	223	8	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	3,250	750,769	716,896	33,873	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	2,800	644,009	617,634	26,375	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	1,400	311,701	308,817	2,884	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	750	167,501	165,438	2,063	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	550	126,393	121,321	5,072	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	350	80,527	77,204	3,323	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	51	11,196	11,139	57	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	49	11,155	10,698	457	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	41	9,300	8,987	313	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	41	9,306	8,987	319	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	29	6,478	6,397	81	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	23	5,158	4,963	195	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	5	1,106	1,103	3	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	4	768	772	—	(4)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	1	115	111	4	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	1	231	222	9	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PLN	1	231	223	8	—
Saudi Arabian Riyal,
Expiring 09/21/22	Citibank, N.A.	SAR	1,320	351,644	351,707	—	(63)
Expiring 09/21/22	Citibank, N.A.	SAR	650	173,117	173,189	—	(72)
Expiring 09/21/22	Citibank, N.A.	SAR	492	130,988	131,091	—	(103)
Expiring 09/21/22	Citibank, N.A.	SAR	440	117,197	117,236	—	(39)
Expiring 09/21/22	Citibank, N.A.	SAR	317	84,453	84,463	—	(10)
Expiring 09/21/22	Citibank, N.A.	SAR	263	69,845	69,942	—	(97)
Expiring 09/21/22	Citibank, N.A.	SAR	176	46,751	46,762	—	(11)
Expiring 09/21/22	Citibank, N.A.	SAR	136	36,061	36,103	—	(42)
Expiring 09/21/22	Citibank, N.A.	SAR	135	35,959	35,970	—	(11)
Expiring 09/21/22	Citibank, N.A.	SAR	100	26,610	26,645	—	(35)
Expiring 09/21/22	Citibank, N.A.	SAR	27	7,193	7,194	—	(1)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	1,320	351,644	351,707	—	(63)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	650	173,116	173,189	—	(73)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	492	130,988	131,091	—	(103)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	440	117,197	117,236	—	(39)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	317	84,453	84,463	—	(10)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	263	69,845	69,942	—	(97)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	176	46,750	46,761	—	(11)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	136	36,061	36,103	—	(42)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	135	35,959	35,970	—	(11)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	100	26,610	26,645	—	(35)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SAR	27	7,193	7,194	—	(1)
Singapore Dollar,
Expiring 09/21/22	Citibank, N.A.	SGD	1,095	786,479	788,601	—	(2,122)
Expiring 09/21/22	Citibank, N.A.	SGD	850	610,878	612,156	—	(1,278)
Expiring 09/21/22	Citibank, N.A.	SGD	25	18,100	18,005	95	—

SEE NOTES TO FINANCIAL STATEMENTS.
A47

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	1,095	$786,478	$788,601	$ —	$(2,123)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	850	610,878	612,156	—	(1,278)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	25	18,100	18,005	95	—
South African Rand,
Expiring 09/21/22	Citibank, N.A.	ZAR	5,350	340,539	326,068	14,471	—
Expiring 09/21/22	Citibank, N.A.	ZAR	1,075	66,560	65,518	1,042	—
Expiring 09/21/22	Citibank, N.A.	ZAR	1,036	65,873	63,142	2,731	—
Expiring 09/21/22	Citibank, N.A.	ZAR	661	41,353	40,256	1,097	—
Expiring 09/21/22	Citibank, N.A.	ZAR	449	28,079	27,335	744	—
Expiring 09/21/22	Citibank, N.A.	ZAR	327	20,030	19,899	131	—
Expiring 09/21/22	Citibank, N.A.	ZAR	178	11,197	10,841	356	—
Expiring 09/21/22	Citibank, N.A.	ZAR	178	11,083	10,841	242	—
Expiring 09/21/22	Citibank, N.A.	ZAR	178	10,981	10,841	140	—
Expiring 09/21/22	Citibank, N.A.	ZAR	178	11,054	10,841	213	—
Expiring 09/21/22	Citibank, N.A.	ZAR	178	10,951	10,841	110	—
Expiring 09/21/22	Citibank, N.A.	ZAR	178	10,929	10,842	87	—
Expiring 09/21/22	Citibank, N.A.	ZAR	178	11,143	10,841	302	—
Expiring 09/21/22	Citibank, N.A.	ZAR	178	11,169	10,841	328	—
Expiring 09/21/22	Citibank, N.A.	ZAR	94	5,723	5,699	24	—
Expiring 09/21/22	Citibank, N.A.	ZAR	87	5,413	5,272	141	—
Expiring 09/21/22	Citibank, N.A.	ZAR	84	5,142	5,089	53	—
Expiring 09/21/22	Citibank, N.A.	ZAR	5	281	274	7	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	5,350	340,539	326,069	14,470	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	1,075	66,560	65,519	1,041	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	1,036	65,873	63,142	2,731	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	661	41,353	40,256	1,097	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	449	28,079	27,335	744	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	327	20,030	19,899	131	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	178	11,197	10,841	356	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	178	11,054	10,841	213	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	178	11,083	10,841	242	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	178	10,928	10,841	87	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	178	10,951	10,841	110	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	178	10,981	10,841	140	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	178	11,143	10,841	302	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	178	11,169	10,841	328	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	94	5,723	5,699	24	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	87	5,413	5,272	141	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	84	5,142	5,089	53	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	5	281	274	7	—
South Korean Won,
Expiring 09/21/22	Citibank, N.A.	KRW	2,226,585	1,749,649	1,730,953	18,696	—
Expiring 09/21/22	Citibank, N.A.	KRW	2,226,585	1,739,207	1,730,953	8,254	—
Expiring 09/21/22	Citibank, N.A.	KRW	2,226,585	1,757,098	1,730,953	26,145	—
Expiring 09/21/22	Citibank, N.A.	KRW	2,226,585	1,760,230	1,730,953	29,277	—
Expiring 09/21/22	Citibank, N.A.	KRW	2,226,585	1,764,125	1,730,953	33,172	—
Expiring 09/21/22	Citibank, N.A.	KRW	2,226,585	1,754,194	1,730,953	23,241	—
Expiring 09/21/22	Citibank, N.A.	KRW	2,226,585	1,743,941	1,730,953	12,988	—
Expiring 09/21/22	Citibank, N.A.	KRW	2,226,585	1,754,721	1,730,953	23,768	—
Expiring 09/21/22	Citibank, N.A.	KRW	355,000	276,698	275,978	720	—
Expiring 09/21/22	Citibank, N.A.	KRW	297,495	230,857	231,273	—	(416)
Expiring 09/21/22	Citibank, N.A.	KRW	239,751	192,419	186,383	6,036	—
Expiring 09/21/22	Citibank, N.A.	KRW	225,000	175,037	174,916	121	—
Expiring 09/21/22	Citibank, N.A.	KRW	164,659	128,347	128,006	341	—
Expiring 09/21/22	Citibank, N.A.	KRW	143,860	113,900	111,837	2,063	—

SEE NOTES TO FINANCIAL STATEMENTS.
A48

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/21/22	Citibank, N.A.	KRW	80,232	$63,055	$62,372	$ 683	$ —
Expiring 09/21/22	Citibank, N.A.	KRW	31,221	24,070	24,272	—	(202)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	2,226,585	1,760,228	1,730,953	29,275	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	2,226,585	1,757,096	1,730,953	26,143	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	2,226,585	1,754,719	1,730,953	23,766	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	2,226,585	1,749,646	1,730,953	18,693	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	2,226,585	1,764,123	1,730,954	33,169	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	2,226,585	1,743,939	1,730,953	12,986	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	2,226,585	1,754,192	1,730,953	23,239	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	2,226,585	1,739,205	1,730,953	8,252	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	355,000	276,697	275,978	719	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	297,495	230,856	231,273	—	(417)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	239,751	192,419	186,383	6,036	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	225,000	175,036	174,915	121	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	164,659	128,347	128,006	341	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	143,860	113,900	111,837	2,063	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	80,232	63,055	62,372	683	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	31,221	24,070	24,272	—	(202)
Thai Baht,
Expiring 09/21/22	Citibank, N.A.	THB	1,800	51,614	51,112	502	—
Expiring 09/21/22	Citibank, N.A.	THB	1,496	43,703	42,466	1,237	—
Expiring 09/21/22	Citibank, N.A.	THB	1,321	37,760	37,511	249	—
Expiring 09/21/22	Citibank, N.A.	THB	1,036	30,213	29,418	795	—
Expiring 09/21/22	Citibank, N.A.	THB	950	26,978	26,976	2	—
Expiring 09/21/22	Citibank, N.A.	THB	800	22,922	22,717	205	—
Expiring 09/21/22	Citibank, N.A.	THB	750	21,253	21,283	—	(30)
Expiring 09/21/22	Citibank, N.A.	THB	600	16,964	17,037	—	(73)
Expiring 09/21/22	Citibank, N.A.	THB	587	17,232	16,668	564	—
Expiring 09/21/22	Citibank, N.A.	THB	500	14,542	14,198	344	—
Expiring 09/21/22	Citibank, N.A.	THB	404	11,853	11,468	385	—
Expiring 09/21/22	Citibank, N.A.	THB	404	11,742	11,468	274	—
Expiring 09/21/22	Citibank, N.A.	THB	404	11,823	11,469	354	—
Expiring 09/21/22	Citibank, N.A.	THB	404	11,689	11,468	221	—
Expiring 09/21/22	Citibank, N.A.	THB	353	10,234	10,024	210	—
Expiring 09/21/22	Citibank, N.A.	THB	200	5,678	5,680	—	(2)
Expiring 09/21/22	Citibank, N.A.	THB	150	4,229	4,259	—	(30)
Expiring 09/21/22	Citibank, N.A.	THB	150	4,399	4,259	140	—
Expiring 09/21/22	Citibank, N.A.	THB	100	2,839	2,840	—	(1)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	1,800	51,614	51,112	502	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	1,496	43,703	42,466	1,237	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	1,321	37,760	37,511	249	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	1,036	30,213	29,418	795	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	950	26,978	26,976	2	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	800	22,922	22,717	205	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	750	21,253	21,283	—	(30)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	600	16,964	17,037	—	(73)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	587	17,232	16,668	564	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	500	14,542	14,198	344	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	404	11,853	11,468	385	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	404	11,823	11,469	354	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	404	11,742	11,468	274	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	404	11,689	11,468	221	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	353	10,234	10,024	210	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	200	5,678	5,680	—	(2)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	150	4,399	4,259	140	—

SEE NOTES TO FINANCIAL STATEMENTS.
A49

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	150	$4,229	$4,259	$—	$(30)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	100	2,839	2,840	—	(1)

				$131,541,935	$129,261,713	2,428,660	(148,438)

						$2,524,021	$(3,370,862)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$309,275	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$7,359,662	$—	$—
Chile	1,807,416	876,297	—
China	4,210,443	83,358,560	992,389
Hong Kong	—	5,547,767	—
Hungary	—	519,884	—
India	3,689,709	20,392,096	—
Indonesia	—	8,495,124	—
Kuwait	—	678,957	—
Luxembourg	—	125,166	—
Malaysia	—	398,854	—
Mexico	12,642,575	—	—
Peru	1,263,051	—	—
Philippines	99,412	820,426	—
Poland	—	3,419,480	—
Qatar	—	887,198	—
Russia	—	—	37
Saudi Arabia	—	5,688,135	—
Singapore	321,396	—	—
South Africa	177,067	9,085,068	—
South Korea	124,389	35,513,945	—
Taiwan	8,651,439	36,040,013	—
Thailand	—	1,616,501	—
Turkey	—	529,702	—
United Arab Emirates	—	1,338,242	—

SEE NOTES TO FINANCIAL STATEMENTS.
A50

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
United States	$1,766,469	$—	$—
Exchange-Traded Funds
United States	8,299,757	—	—
Preferred Stocks
Brazil	2,959,003	—	—
Short-Term Investments
Affiliated Mutual Fund	2,976,573	—	—
Unaffiliated Fund	4,689,758	—	—

Total	$61,038,119	$215,331,415	$992,426

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$2,524,021	$—

Liabilities
Futures Contracts	$(79,362)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(3,370,862)	—

Total	$(79,362)	$(3,370,862)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Banks	15.0%
Semiconductors & Semiconductor Equipment	11.7
Technology Hardware, Storage & Peripherals	6.9
Oil, Gas & Consumable Fuels	5.7
Internet & Direct Marketing Retail	4.9
Insurance	4.3
Interactive Media & Services	3.4
Chemicals	3.2
Metals & Mining	3.1
Exchange-Traded Funds	3.0
IT Services	2.7
Capital Markets	2.4
Food & Staples Retailing	2.4
Automobiles	2.3
Food Products	2.2
Household Durables	2.2
Unaffiliated Fund	1.7
Entertainment	1.5
Real Estate Management & Development	1.5
Diversified Telecommunication Services	1.5
Auto Components	1.5
Electronic Equipment, Instruments & Components	1.4
Textiles, Apparel & Luxury Goods	1.1
Machinery	1.1
Affiliated Mutual Fund (1.0% represents investments purchased with collateral from securities on loan)	1.0
Electrical Equipment	0.9
Marine	0.8
Transportation Infrastructure	0.8

Specialty Retail	0.7%
Construction Materials	0.6
Beverages	0.6
Wireless Telecommunication Services	0.6
Pharmaceuticals	0.6
Industrial Conglomerates	0.6
Gas Utilities	0.5
Independent Power & Renewable Electricity Producers	0.5
Building Products	0.4
Hotels, Restaurants & Leisure	0.4
Thrifts & Mortgage Finance	0.4
Construction & Engineering	0.3
Multiline Retail	0.3
Household Products	0.3
Biotechnology	0.2
Electric Utilities	0.2
Air Freight & Logistics	0.2
Diversified Financial Services	0.2
Media	0.2
Water Utilities	0.2
Life Sciences Tools & Services	0.2
Health Care Providers & Services	0.2
Communications Equipment	0.1
Energy Equipment & Services	0.1
Personal Products	0.1
Airlines	0.1
Road & Rail	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.
A51

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Paper & Forest Products	0.0	*%

	99.0
Other assets in excess of liabilities	1.0

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$79,362	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,524,021	Unrealized depreciation on OTC forward foreign currency exchange contracts	3,370,862

		$2,524,021		$3,450,224

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts

Equity contracts	$(347,123)	$—
Foreign exchange contracts	—	3,452,173

Total	$(347,123)	$3,452,173

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts

Equity contracts	$(94,305)	$—
Foreign exchange contracts	—	(1,155,290)

Total	$(94,305)	$(1,155,290)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 8,357,205
Forward Foreign Currency Exchange Contracts - Purchased (2)	168,772,602

SEE NOTES TO FINANCIAL STATEMENTS.
A52

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Derivative Contract Type	Average Volume of Derivative Activities*
Forward Foreign Currency Exchange Contracts - Sold (2)	$167,794,292

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$2,918,622	$(2,918,622)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.(3)	$1,261,165	$(1,685,356)	$(424,191)	$424,191	$—
Citibank, N.A.(4)	—	(53)	(53)	—	(53)
JPMorgan Chase Bank, N.A.(3)	1,261,083	(1,685,453)	(424,370)	424,370	—
State Street Global Markets LLC(4)	1,773	—	1,773	—	1,773

	$2,524,021	$(3,370,862)	$(846,841)	$848,561	$1,720

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	AQR
(4)	J.P. Morgan

SEE NOTES TO FINANCIAL STATEMENTS.
A53

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $2,918,622:
Unaffiliated investments (cost $328,862,008)	$274,385,387
Affiliated investments (cost $2,976,779)	2,976,573
Cash segregated for counterparty — OTC	2,680,000
Foreign currency, at value (cost $1,594,014)	1,545,107
Cash	59,573
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,524,021
Dividends receivable	2,183,467
Receivable for investments sold	440,511
Deposit with broker for centrally cleared/exchange-traded derivatives	309,275
Receivable for Portfolio shares sold	112,249
Tax reclaim receivable	23,387
Receivable from affiliate	5,319
Prepaid expenses and other assets	69,358

Total Assets	287,314,227

LIABILITIES
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,370,862
Payable to broker for collateral for securities on loan	2,972,859
Payable for investments purchased	435,804
Accrued expenses and other liabilities	195,943
Management fee payable	131,084
Foreign capital gains tax liability accrued	83,542
Payable for Portfolio shares purchased	44,172
Due to broker-variation margin futures	34,797
Payable to affiliate	10,570
Distribution fee payable	7,860
Trustees’ fees payable	515
Affiliated transfer agent fee payable	512

Total Liabilities	7,288,520

NET ASSETS	$280,025,707

Net assets were comprised of: Partners’ Equity	$280,025,707

Net asset value and redemption price per share, $280,025,707 / 33,551,305 outstanding shares of beneficial interest	$8.35

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $811,295 foreign withholding tax, of which $23,525 is reimbursable by an affiliate)	$6,046,627
Income from securities lending, net (including affiliated income of $3,210)	7,133
Affiliated dividend income	243

Total income	6,054,003

EXPENSES
Management fee	1,844,010
Distribution fee	495,700
Custodian and accounting fees	207,287
Audit fee	18,546
Legal fees and expenses	12,359
Trustees’ fees	7,585
Shareholders’ reports	5,142
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,725
Miscellaneous	53,159

Total expenses	2,647,513
Less: Fee waiver and/or expense reimbursement	(103,798)

Net expenses	2,543,715

NET INVESTMENT INCOME (LOSS)	3,510,288

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,687)) (net of foreign capital gains taxes $(764,115))	6,314,774
Futures transactions	(347,123)
Forward currency contract transactions	3,452,173
Foreign currency transactions	(271,201)

9,148,623

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(206)) (net of change in foreign capital gains taxes $936,786).	(91,073,685)
Futures	(94,305)
Forward currency contracts	(1,155,290)
Foreign currencies	19,519

(92,303,761)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(83,155,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(79,644,850)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,510,288	$8,261,731
Net realized gain (loss) on investment and foreign currency transactions	9,148,623	140,135,432
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(92,303,761)	(132,266,156)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(79,644,850)	16,131,007

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,874,768 and 3,633,546 shares, respectively]	25,755,783	38,743,234
Portfolio shares purchased [21,529,697 and 27,674,445 shares, respectively]	(202,433,671)	(299,710,625)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(176,677,888)	(260,967,391)

TOTAL INCREASE (DECREASE)	(256,322,738)	(244,836,384)
NET ASSETS:
Beginning of period	536,348,445	781,184,829

End of period	$280,025,707	$536,348,445

SEE NOTES TO FINANCIAL STATEMENTS.
A54

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021		2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.27		$10.25		$9.85	$8.69		$10.11		$8.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.14		0.11	0.18		0.17		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.00)		(0.12	)(b)	0.29	0.98		(1.61)		1.99

Total from investment operations	(1.92)		0.02		0.40	1.16		(1.44)		2.11

Capital Contributions	—		—		—	—	(c)(d)(e)	0.02	(d)	—

Net Asset Value, end of period	$8.35		$10.27		$10.25	$9.85		$8.69		$10.11

Total Return(f)	(18.70)%		0.20%		4.06%	13.35	%(g)	(14.05	)%(h)	26.38%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$280		$536		$781	$417		$337		$511
Average net assets (in millions)	$400		$651		$465	$398		$449		$458
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.28	%(j)	1.28%		1.33%	1.38%		1.41%		1.39%
Expenses before waivers and/or expense reimbursement	1.33	%(j)	1.28%		1.43%	1.38%		1.41%		1.39%
Net investment income (loss)	1.77	%(j)	1.27%		1.33%	1.92%		1.74%		1.30%
Portfolio turnover rate(k)	24%		55%		134%	18%		9%		13%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Amount rounds to zero.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (14.25)%.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A55

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 83.6%

AFFILIATED MUTUAL FUND — 15.3%
AST Core Fixed Income Portfolio (cost $73,778,707)(wd)	6,415,748	$63,387,586

COMMON STOCKS — 68.2%
Aerospace & Defense — 1.9%
Airbus SE (France)	3,494	340,111
BAE Systems PLC (United Kingdom)	101,907	1,028,847
CAE, Inc. (Canada)*	11,590	285,608
Dassault Aviation SA (France)	2,300	358,639
General Dynamics Corp.	1,468	324,795
Lockheed Martin Corp.	2,601	1,118,326
Northrop Grumman Corp.	2,587	1,238,061
Raytheon Technologies Corp.(a)	33,913	3,259,378

		7,953,765

Air Freight & Logistics — 0.9%
Deutsche Post AG (Germany)	10,565	396,976
United Parcel Service, Inc. (Class B Stock)	17,516	3,197,371

		3,594,347

Airlines — 0.0%
Delta Air Lines, Inc.*	3,869	112,085

Auto Components — 0.3%
Aptiv PLC*	8,203	730,641
Bridgestone Corp. (Japan)	7,500	273,473
Continental AG (Germany)	1,326	92,177

		1,096,291

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	1,103	84,889
Stellantis NV	124,707	1,543,032
Tesla, Inc.*	1,587	1,068,718
Thor Industries, Inc.	1,568	117,177

		2,813,816

Banks — 3.3%
Bank Leumi Le-Israel BM (Israel)	49,820	442,867
Bank of America Corp.	88,382	2,751,332
Bank OZK	1,934	72,583
Barclays PLC (United Kingdom)	265,925	498,368
BNP Paribas SA (France)	16,458	788,798
Canadian Imperial Bank of Commerce (Canada)	7,884	382,869
Comerica, Inc.(a)	3,108	228,065
Commonwealth Bank of Australia (Australia)	11,645	726,119
DBS Group Holdings Ltd. (Singapore)	62,500	1,337,411
FinecoBank Banca Fineco SpA (Italy)	34,266	410,981
FNB Corp.	10,046	109,100
ING Groep NV (Netherlands)	78,607	779,525
Intesa Sanpaolo SpA (Italy)	280,757	524,650
Israel Discount Bank Ltd. (Israel)
(Class A Stock)	3,726	19,372
JPMorgan Chase & Co.	16,866	1,899,280
KeyCorp.	6,792	117,026
Mitsubishi UFJ Financial Group, Inc. (Japan)	67,100	358,078

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Pinnacle Financial Partners, Inc.	986	$71,298
Popular, Inc. (Puerto Rico)	2,194	168,784
Sumitomo Mitsui Financial Group, Inc. (Japan)	40,800	1,206,500
Truist Financial Corp.	1,563	74,133
U.S. Bancorp	11,122	511,834
Wintrust Financial Corp.	878	70,372

		13,549,345

Beverages — 1.5%
Anheuser-Busch InBev SA/NV (Belgium)	4,349	233,828
Budweiser Brewing Co. APAC Ltd. (China), 144A	131,200	392,883
Diageo PLC (United Kingdom)	23,929	1,030,426
Monster Beverage Corp.*	14,338	1,329,133
PepsiCo, Inc.	11,659	1,943,089
Pernod Ricard SA (France)	6,180	1,134,521
Suntory Beverage & Food Ltd. (Japan)	2,700	102,039

		6,165,919

Biotechnology — 0.9%
AbbVie, Inc.	4,936	755,998
Amgen, Inc.	2,701	657,153
Argenx SE (Netherlands), ADR*(a)	988	374,333
CSL Ltd. (Australia)	3,697	685,036
Moderna, Inc.*	1,577	225,275
Regeneron Pharmaceuticals, Inc.*	1,410	833,493
Vertex Pharmaceuticals, Inc.*	455	128,215
Zai Lab Ltd. (China), ADR*	2,509	87,012

		3,746,515

Building Products — 0.3%
Builders FirstSource, Inc.*	5,115	274,676
Cie de Saint-Gobain (France)	20,266	872,220
Owens Corning	2,866	212,972

		1,359,868

Capital Markets — 2.2%
3i Group PLC (United Kingdom)	63,504	855,999
Bank of New York Mellon Corp. (The)	15,866	661,771
Carlyle Group, Inc. (The)	4,408	139,557
Charles Schwab Corp. (The)	15,939	1,007,026
CME Group, Inc.	1,311	268,362
Deutsche Boerse AG (Germany)	6,680	1,118,769
Evercore, Inc. (Class A Stock)	1,071	100,256
FactSet Research Systems, Inc.	1,157	444,948
London Stock Exchange Group PLC (United Kingdom)	10,796	1,004,394
Morgan Stanley	2,732	207,796
MSCI, Inc.	247	101,801
S&P Global, Inc.	4,238	1,428,460
SBI Holdings, Inc. (Japan)	7,700	150,794
SEI Investments Co.	3,096	167,246
Singapore Exchange Ltd. (Singapore)	12,000	81,748
UBS Group AG (Switzerland)	83,966	1,355,917

		9,094,844

SEE NOTES TO FINANCIAL STATEMENTS.
A56

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals — 1.7%
Air Products & Chemicals, Inc.	4,131	$993,423
Arkema SA (France)	91	8,125
BASF SE (Germany)	3,587	156,404
CF Industries Holdings, Inc.	6,033	517,209
Covestro AG (Germany), 144A	17,726	614,277
Givaudan SA (Switzerland)	86	302,280
Huntsman Corp.	2,485	70,450
Linde PLC (United Kingdom)	3,346	959,094
LyondellBasell Industries NV (Class A Stock)	7,446	651,227
Mosaic Co. (The)	3,523	166,391
Nissan Chemical Corp. (Japan)	3,000	138,009
Nitto Denko Corp. (Japan)	11,600	749,807
PPG Industries, Inc.	6,170	705,478
Sherwin-Williams Co. (The)	3,120	698,599
Tosoh Corp. (Japan)	15,000	185,983
Westlake Corp.	968	94,883
Yara International ASA (Brazil)	2,267	94,802

		7,106,441

Commercial Services & Supplies — 0.3%
Cintas Corp.	267	99,732
Dai Nippon Printing Co. Ltd. (Japan)	3,600	77,552
Rentokil Initial PLC (United Kingdom)	106,337	614,893
Republic Services, Inc.	2,263	296,159

		1,088,336

Communications Equipment — 0.7%
Arista Networks, Inc.*	795	74,523
Cisco Systems, Inc.	32,081	1,367,934
Juniper Networks, Inc.(a)	3,018	86,013
Motorola Solutions, Inc.	5,439	1,140,015
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	31,670	236,159

		2,904,644

Construction & Engineering — 0.1%
Kajima Corp. (Japan)	37,700	432,209

Construction Materials — 0.3%
CRH PLC (Ireland)	21,305	738,050
James Hardie Industries PLC, CDI	4,161	91,034
Martin Marietta Materials, Inc.	1,887	564,666

		1,393,750

Consumer Finance — 0.5%
American Express Co.	11,352	1,573,614
Credit Acceptance Corp.*	205	97,049
Synchrony Financial	6,935	191,545

		1,862,208

Containers & Packaging — 0.1%
Packaging Corp. of America	1,509	207,487

Distributors — 0.0%
Genuine Parts Co.	801	106,533

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	7,285	1,988,951

	Shares	Value

COMMON STOCKS (continued)
Diversified Financial Services (cont’d.)
Investor AB (Sweden) (Class B Stock)	4,095	$67,424
ORIX Corp. (Japan)	7,100	118,726
Sofina SA (Belgium)	770	157,637
Wendel SE (France)	2,221	185,498

		2,518,236

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	31,463	659,464
Cellnex Telecom SA (Spain), 144A	6,492	251,575
Deutsche Telekom AG (Germany)	11,596	230,314
Nippon Telegraph & Telephone Corp. (Japan)	61,800	1,774,377

		2,915,730

Electric Utilities — 1.4%
American Electric Power Co., Inc.	5,784	554,917
Edison International	14,377	909,202
EDP - Energias de Portugal SA (Portugal)	170,932	799,279
Elia Group SA/NV (Belgium)	2,819	399,875
Exelon Corp.	12,822	581,093
Iberdrola SA (Spain)	48,499	502,867
NRG Energy, Inc.	7,061	269,518
Power Assets Holdings Ltd. (Hong Kong)	99,000	622,992
Red Electrica Corp. SA (Spain)	40,036	756,816
SSE PLC (United Kingdom)	8,976	176,682

		5,573,241

Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,008	155,272
Eaton Corp. PLC	8,040	1,012,960
Emerson Electric Co.	3,365	267,652
Fuji Electric Co. Ltd. (Japan)	10,200	421,288
Mitsubishi Electric Corp. (Japan)	22,800	246,982
Nidec Corp. (Japan)	3,500	215,612
Vertiv Holdings Co.	45,350	372,777

		2,692,543

Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.*	1,970	220,817
Jabil, Inc.	4,050	207,401
Keyence Corp. (Japan)	2,455	833,479
Keysight Technologies, Inc.*	549	75,680
Kyocera Corp. (Japan)	7,600	406,102
Shimadzu Corp. (Japan)	2,600	82,415
TE Connectivity Ltd. (Switzerland)	21,823	2,469,272
Yokogawa Electric Corp. (Japan)	9,200	151,730

		4,446,896

Energy Equipment & Services — 0.2%
Schlumberger NV	18,187	650,367

Entertainment — 0.6%
Netflix, Inc.*	4,420	772,926
Nintendo Co. Ltd. (Japan)	1,400	607,305
Sea Ltd. (Singapore), ADR*(a)	6,320	422,555
Square Enix Holdings Co. Ltd. (Japan)	1,900	84,320
Walt Disney Co. (The)*	6,951	656,174

SEE NOTES TO FINANCIAL STATEMENTS.
A57

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
World Wrestling Entertainment, Inc. (Class A Stock)	1,259	$78,675

		2,621,955

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	4,099	1,047,663
Apartment Income REIT Corp.	2,298	95,597
Dexus (Australia)	17,620	107,604
Equinix, Inc.	1,361	894,204
Extra Space Storage, Inc.	499	84,890
Goodman Group (Australia)	22,176	272,236
Medical Properties Trust, Inc.	8,078	123,351
Public Storage	4,514	1,411,392
Segro PLC (United Kingdom)	101,119	1,204,987
Simon Property Group, Inc.	719	68,248
Weyerhaeuser Co.	13,980	463,018

		5,773,190

Food & Staples Retailing — 0.6%
Albertson’s Cos., Inc. (Class A Stock)	2,601	69,499
Coles Group Ltd. (Australia)	17,860	219,320
Costco Wholesale Corp.	174	83,395
Jeronimo Martins SGPS SA (Portugal)	8,992	195,688
Koninklijke Ahold Delhaize NV (Netherlands)	39,045	1,018,246
Kroger Co. (The)(a)	19,333	915,031
Ocado Group PLC (United Kingdom)*	8,335	79,084
Walmart, Inc.	751	91,307

		2,671,570

Food Products — 1.5%
Archer-Daniels-Midland Co.	4,382	340,043
Hershey Co. (The)	4,217	907,330
Nestle SA	32,982	3,848,854
Tyson Foods, Inc. (Class A Stock)	6,280	540,457
WH Group Ltd. (Hong Kong), 144A (original cost $538,595; purchased 06/02/22 )(f)	677,000	530,195

		6,166,879

Gas Utilities — 0.2%
National Fuel Gas Co.	1,491	98,481
Osaka Gas Co. Ltd. (Japan)	31,700	606,906

		705,387

Health Care Equipment & Supplies — 2.1%
Alcon, Inc. (Switzerland) (XSWX)(a)	8,666	603,385
Alcon, Inc. (Switzerland) (NYSE)(a)	14,820	1,035,770
Becton, Dickinson & Co.	3,260	803,688
BioMerieux (France)	2,717	265,628
Dexcom, Inc.*	9,840	733,375
Edwards Lifesciences Corp.*	1,721	163,650
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	11,459	142,636
Hologic, Inc.*	7,384	511,711
Hoya Corp. (Japan)	4,603	396,011
IDEXX Laboratories, Inc.*	1,868	655,164
Intuitive Surgical, Inc.*	4,350	873,088

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Olympus Corp. (Japan)	41,043	$822,877
QuidelOrtho Corp.*	1,456	141,494
Sonova Holding AG (Switzerland)	2,770	880,658
Straumann Holding AG (Switzerland)	1,181	141,800
Stryker Corp.	3,370	670,394

		8,841,329

Health Care Providers & Services — 2.2%
Centene Corp.*	1,041	88,079
Cigna Corp.	336	88,543
CVS Health Corp.	8,581	795,115
Elevance Health, Inc.	4,297	2,073,646
McKesson Corp.	3,121	1,018,101
Molina Healthcare, Inc.*	272	76,054
Sonic Healthcare Ltd. (Australia)	15,114	344,689
UnitedHealth Group, Inc.	8,882	4,562,062

		9,046,289

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	462	91,494

Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.*	520	909,475
Choice Hotels International, Inc.	998	111,407
Compass Group PLC (United Kingdom)	64,572	1,320,183
Domino’s Pizza, Inc.	695	270,848
La Francaise des Jeux SAEM (France), 144A (original cost $437,299; purchased 11/04/21 - 04/05/22 )(f)	8,427	292,157
McDonald’s Corp.	2,045	504,870
Yum! Brands, Inc.	1,385	157,211

		3,566,151

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	55,735	309,969
NVR, Inc.*	18	72,075
Persimmon PLC (United Kingdom)	3,521	79,764
PulteGroup, Inc.	1,790	70,938
Sekisui House Ltd. (Japan)	17,400	309,532
Taylor Wimpey PLC (United Kingdom)	89,971	127,988

		970,266

Household Products — 0.3%
Colgate-Palmolive Co.	9,603	769,585
Procter & Gamble Co. (The)	3,775	542,807

		1,312,392

Independent Power & Renewable Electricity Producers — 0.1%
RWE AG (Germany)	4,937	182,090
Vistra Corp.	12,433	284,094

		466,184

Industrial Conglomerates — 0.4%
3M Co.	2,476	320,419
CK Hutchison Holdings Ltd. (United Kingdom)	52,500	358,723
Honeywell International, Inc.	3,372	586,087

SEE NOTES TO FINANCIAL STATEMENTS.
A58

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
Siemens AG (Germany)	5,712	$579,817

		1,845,046

Insurance — 2.1%
AIA Group Ltd. (Hong Kong), ADR	24,715	1,083,011
American Financial Group, Inc.	1,931	268,042
Assured Guaranty Ltd.	1,799	100,366
Chubb Ltd.	2,556	502,459
Dai-ichi Life Holdings, Inc. (Japan)	59,700	1,091,316
Marsh & McLennan Cos., Inc.	5,915	918,304
MetLife, Inc.	4,321	271,316
Progressive Corp. (The)	6,892	801,333
Swiss Life Holding AG (Switzerland)	1,255	610,729
Tokio Marine Holdings, Inc. (Japan)	8,800	516,919
Travelers Cos., Inc. (The)	4,880	825,354
Unum Group	3,063	104,203
W.R. Berkley Corp.	3,192	217,886
Zurich Insurance Group AG (Switzerland)	3,239	1,407,212

		8,718,450

Interactive Media & Services — 1.9%
Alphabet, Inc. (Class A Stock)*	1,533	3,340,806
Alphabet, Inc. (Class C Stock)*	556	1,216,222
Auto Trader Group PLC (United Kingdom), 144A	35,768	241,162
Meta Platforms, Inc. (Class A Stock)*	18,934	3,053,108

		7,851,298

Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc.*	50,508	5,364,455
Delivery Hero SE (South Korea), 144A*	3,073	114,714
ZOZO, Inc. (Japan)	10,300	185,070

		5,664,239

IT Services — 2.4%
Accenture PLC (Class A Stock)	2,339	649,423
Adyen NV (Netherlands), 144A*	293	426,341
Amadeus IT Group SA (Spain)*	13,302	740,539
Amdocs Ltd.	3,650	304,082
Automatic Data Processing, Inc.	357	74,984
Capgemini SE (France)	91	15,568
Cognizant Technology Solutions Corp. (Class A Stock)	2,244	151,448
Fidelity National Information Services, Inc.	6,067	556,162
Fujitsu Ltd. (Japan)	5,100	635,756
Gartner, Inc.*	904	218,614
Genpact Ltd.	5,385	228,109
Jack Henry & Associates, Inc.	2,158	388,483
Mastercard, Inc. (Class A Stock)	735	231,878
Paychex, Inc.	6,036	687,319
PayPal Holdings, Inc.*	10,980	766,843
Visa, Inc. (Class A Stock)(a)	20,147	3,966,743

		10,042,292

Leisure Products — 0.0%
Shimano, Inc. (Japan)	900	150,928

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services — 1.2%
Eurofins Scientific SE (Luxembourg)	1,744	$137,418
ICON PLC (Ireland)*	4,467	967,999
Mettler-Toledo International, Inc.*	664	762,783
Sartorius Stedim Biotech (France)	1,244	391,355
Thermo Fisher Scientific, Inc.	3,537	1,921,581
Waters Corp.*	1,760	582,525

		4,763,661

Machinery — 1.6%
AGCO Corp.	697	68,794
Allison Transmission Holdings, Inc.	2,848	109,506
Atlas Copco AB (Sweden) (Class A Stock)	59,092	552,687
Atlas Copco AB (Sweden) (Class B Stock)	73,630	616,830
CNH Industrial NV (United Kingdom)	17,041	197,495
Deere & Co.	5,394	1,615,341
GEA Group AG (Germany)	1,456	50,318
Illinois Tool Works, Inc.	4,082	743,945
Komatsu Ltd. (Japan)	20,600	456,395
Lincoln Electric Holdings, Inc.	1,298	160,121
Mitsubishi Heavy Industries Ltd. (Japan)	4,500	157,108
NGK Insulators Ltd. (Japan)	6,100	82,068
Oshkosh Corp.	1,923	157,955
Otis Worldwide Corp.	7,754	547,975
Sandvik AB (Sweden)	29,395	477,312
Snap-on, Inc.(a)	1,560	307,367
Techtronic Industries Co. Ltd. (Hong Kong)	20,500	214,057
VAT Group AG (Switzerland), 144A	81	19,239

		6,534,513

Marine — 0.1%
Nippon Yusen KK (Japan)	1,600	109,529
SITC International Holdings Co. Ltd. (China)	102,000	288,979

		398,508

Media — 0.9%
Charter Communications, Inc. (Class A Stock)*	2,507	1,174,605
Comcast Corp. (Class A Stock)	32,691	1,282,795
CyberAgent, Inc. (Japan)	7,900	78,501
DISH Network Corp. (Class A Stock)*(a)	40,941	734,072
Informa PLC (United Kingdom)*	36,665	236,495

		3,506,468

Metals & Mining — 1.0%
Anglo American PLC (South Africa)	32,796	1,173,007
ArcelorMittal SA (Luxembourg)	34,636	780,443
Barrick Gold Corp. (Canada)	15,789	279,307
BHP Group Ltd. (Australia)	6,441	182,804
Fortescue Metals Group Ltd. (Australia)	17,795	214,521
Nucor Corp.	3,830	399,890
Rio Tinto Ltd. (Australia)	7,524	533,914

SEE NOTES TO FINANCIAL STATEMENTS.
A59

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
South32 Ltd. (Australia)	184,973	$502,180

		4,066,066

Multiline Retail — 0.1%
Dollar Tree, Inc.*	465	72,470
Macy’s, Inc.	8,097	148,337
Next PLC (United Kingdom)	3,696	263,796

		484,603

Multi-Utilities — 0.9%
DTE Energy Co.	5,481	694,717
E.ON SE (Germany)	51,750	435,034
National Grid PLC (United Kingdom)	11,793	150,784
Sempra Energy	15,103	2,269,528

		3,550,063

Oil, Gas & Consumable Fuels — 3.1%
Aker BP ASA (Norway), SDR*	16,313	566,529
APA Corp.	4,825	168,392
BP PLC (United Kingdom)	174,882	824,358
Chevron Corp.	12,690	1,837,258
ConocoPhillips	37,438	3,362,307
Continental Resources, Inc.	1,050	68,618
Devon Energy Corp.	1,200	66,132
Enterprise Products Partners LP, MLP	49,218	1,199,443
EOG Resources, Inc.	2,723	300,728
Equinor ASA (Norway)	23,500	820,068
Exxon Mobil Corp.	7,107	608,643
Idemitsu Kosan Co. Ltd. (Japan)	3,100	74,395
Lundin Energy AB (Sweden)(a)	17,154	11,644
OMV AG (Austria)	2,759	129,725
Repsol SA (Spain)(a)	44,831	658,479
Shell PLC (Netherlands)	12,996	335,510
Suncor Energy, Inc. (Canada)	15,790	553,975
TotalEnergies SE (France)	20,947	1,102,798
Valero Energy Corp.	2,022	214,898

		12,903,900

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,400	73,374

Personal Products — 0.8%
L’Oreal SA (France)	8,215	2,839,231
Shiseido Co. Ltd. (Japan)	9,163	368,219

		3,207,450

Pharmaceuticals — 4.1%
Astellas Pharma, Inc. (Japan)	16,100	250,729
Bayer AG (Germany)	6,046	359,496
Daiichi Sankyo Co. Ltd. (Japan)	5,400	136,719
Euroapi SA (France)*	26	413
GSK PLC	107,989	2,326,103
Ipsen SA (France)	3,545	333,788
Johnson & Johnson	7,834	1,390,613
Merck & Co., Inc.	18,833	1,717,005
Novo Nordisk A/S (Denmark) (Class B Stock)	30,878	3,435,207
Orion OYJ (Finland) (Class B Stock)	9,650	431,409
Pfizer, Inc.	24,498	1,284,430

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Roche Holding AG (XSWX)	9,344	$3,118,270
Roche Holding AG (SGMX)	277	106,821
Sanofi (France)	5,443	547,079
Zoetis, Inc.	9,623	1,654,097

		17,092,179

Professional Services — 0.9%
Randstad NV (Netherlands)	8,537	414,335
Recruit Holdings Co. Ltd. (Japan)	18,987	557,047
RELX PLC (United Kingdom)	21,310	576,131
Robert Half International, Inc.	3,230	241,895
Teleperformance (France)	1,991	614,283
Thomson Reuters Corp. (Canada)	6,400	667,197
Wolters Kluwer NV (Netherlands)	8,308	806,147

		3,877,035

Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	1,217	89,583
CK Asset Holdings Ltd. (Hong Kong)	43,500	307,809
Jones Lang LaSalle, Inc.*	807	141,112
LEG Immobilien SE (Germany)	6,597	547,485
Nomura Real Estate Holdings, Inc. (Japan)	10,200	249,156

		1,335,145

Road & Rail — 0.6%
Aurizon Holdings Ltd. (Australia)	135,602	355,981
Avis Budget Group, Inc.*	669	98,397
Canadian Pacific Railway Ltd. (Canada)	13,506	943,384
Landstar System, Inc.	514	74,746
NIPPON EXPRESS HOLDINGS, Inc. (Japan)	4,200	226,935
Old Dominion Freight Line, Inc.	1,052	269,607
Ryder System, Inc.	1,453	103,250
Uber Technologies, Inc.*	27,635	565,412

		2,637,712

Semiconductors & Semiconductor Equipment — 2.7%
ASML Holding NV (Netherlands) (XAMS)	1,875	892,398
ASML Holding NV (Netherlands) (XNGS)	1,304	620,547
Broadcom, Inc.	349	169,548
Intel Corp.	45,639	1,707,355
KLA Corp.	239	76,260
Micron Technology, Inc.	20,188	1,115,993
NVIDIA Corp.	11,424	1,731,764
QUALCOMM, Inc.	10,082	1,287,875
SolarEdge Technologies, Inc.*	1,175	321,574
STMicroelectronics NV (Singapore)	38,633	1,215,770
Texas Instruments, Inc.	5,592	859,211
Tokyo Electron Ltd. (Japan)	3,000	986,730

		10,985,025

Software — 5.1%
Adobe, Inc.*	3,578	1,309,763
Atlassian Corp. PLC (Class A Stock)*	5,037	943,934

SEE NOTES TO FINANCIAL STATEMENTS.
A60

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Cadence Design Systems, Inc.*	5,945	$891,928
Check Point Software Technologies Ltd. (Israel)*	2,310	281,312
Dassault Systemes SE (France)	4,595	169,118
Dropbox, Inc. (Class A Stock)*	3,478	73,003
Elastic NV*	2,984	201,927
Fair Isaac Corp.*	764	306,288
Fortinet, Inc.*	9,228	522,120
Manhattan Associates, Inc.*	1,887	216,250
Microsoft Corp.	35,448	9,104,110
Nemetschek SE (Germany)	4,914	296,480
Nice Ltd. (Israel), ADR*	1,749	336,595
Oracle Corp.	7,993	558,471
Palo Alto Networks, Inc.*	3,589	1,772,751
Sage Group PLC (The) (United Kingdom)	15,786	121,897
Salesforce, Inc.*	8,882	1,465,885
Splunk, Inc.*(a)	8,063	713,253
Synopsys, Inc.*	873	265,130
Teradata Corp.*	2,889	106,922
Trend Micro, Inc. (Japan)	1,700	83,065
UiPath, Inc. (Class A Stock)*(a)	10,821	196,834
Unity Software, Inc.*(a)	5,750	211,715
WiseTech Global Ltd. (Australia)	12,461	322,536
Workday, Inc. (Class A Stock)*	4,823	673,194
Zoom Video Communications, Inc. (Class A Stock)*	631	68,129

		21,212,610

Specialty Retail — 1.2%
Advance Auto Parts, Inc.(a)	4,695	812,658
AutoNation, Inc.*	1,174	131,206
AutoZone, Inc.*	357	767,236
Best Buy Co., Inc.(a)	1,036	67,537
Home Depot, Inc. (The)	4,163	1,141,786
Industria de Diseno Textil SA (Spain)	20,429	462,825
Kingfisher PLC (United Kingdom)	143,880	427,175
Lithia Motors, Inc.	294	80,794
Penske Automotive Group, Inc.	808	84,589
Tractor Supply Co.	4,118	798,274
Ulta Beauty, Inc.*	344	132,605
Williams-Sonoma, Inc.(a)	1,607	178,297

		5,084,982

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	44,402	6,070,642
Canon, Inc. (Japan)	12,300	278,885
HP, Inc.	12,227	400,801

		6,750,328

Textiles, Apparel & Luxury Goods — 1.5%
adidas AG (Germany)	2,369	419,043
Burberry Group PLC (United Kingdom)	6,941	138,759
Burberry Group PLC (United Kingdom), ADR	17,020	340,740
Dr. Martens PLC (United Kingdom)	40,963	119,400
EssilorLuxottica SA (France)	3,999	600,994
Hermes International (France)	846	950,374

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Lululemon Athletica, Inc.*	471	$128,399
LVMH Moet Hennessy Louis Vuitton SE (France)	3,612	2,202,427
NIKE, Inc. (Class B Stock)	11,174	1,141,983
Pandora A/S (Denmark)	3,975	252,415
Swatch Group AG (The) (Switzerland)	2,025	90,043

		6,384,577

Tobacco — 0.4%
Altria Group, Inc.	9,550	398,904
British American Tobacco PLC (United Kingdom)	3,823	163,614
Imperial Brands PLC (United Kingdom)	14,434	322,819
Swedish Match AB (Sweden)	65,205	664,055

		1,549,392

Trading Companies & Distributors — 1.1%
Ashtead Group PLC (United Kingdom)	5,156	215,484
Fastenal Co.	1,580	78,874
Ferguson PLC	312	34,577
Marubeni Corp. (Japan)	123,800	1,114,611
Mitsubishi Corp. (Japan)	53,000	1,580,262
MonotaRO Co. Ltd. (Japan)	9,458	140,007
W.W. Grainger, Inc.(a)	3,419	1,553,696

		4,717,511

Wireless Telecommunication Services — 0.3%
KDDI Corp. (Japan)	36,600	1,155,690
T-Mobile US, Inc.*	1,050	141,267

		1,296,957

TOTAL COMMON STOCKS (cost $321,258,184)		282,302,814

PREFERRED STOCK — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	5,144	365,606

(cost $477,545)

TOTAL LONG-TERM INVESTMENTS (cost $395,514,436)		346,056,006

SHORT-TERM INVESTMENTS — 18.2%
AFFILIATED MUTUAL FUNDS — 16.6%
PGIM Core Ultra Short Bond Fund(wd)	57,100,516	57,100,516
PGIM Institutional Money Market Fund (cost $11,387,453; includes $11,377,740 of cash collateral for securities on loan)(b)(wd)	11,396,724	11,386,467

TOTAL AFFILIATED MUTUAL FUNDS (cost $68,487,969)		68,486,983

UNAFFILIATED FUNDS — 1.6%
Dreyfus Treasury Securities Cash Management (Institutional Shares)	2,013,836	2,013,836

SEE NOTES TO FINANCIAL STATEMENTS.
A61

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Shares		Value

UNAFFILIATED FUNDS (continued)
Fidelity Investments Money Market Funds - Treasury Only Portfolio (Institutional Shares)	4,782,457	$4,782,457

TOTAL UNAFFILIATED FUNDS (cost $6,796,293)		6,796,293

TOTAL SHORT-TERM INVESTMENTS (cost $75,284,262)		75,283,276

TOTAL INVESTMENTS—101.8% (cost $470,798,698)		421,339,282

Liabilities in excess of other assets(z) — (1.8)%		(7,410,265)

NET ASSETS — 100.0%		$413,929,017

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,003,318; cash collateral of $11,377,740 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law ;the aggregate original cost of such securities is $975,894. The aggregate value of $822,352 is 0.2% of net assets.

(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
308	S&P 500 E-Mini Index	Sep. 2022	$58,358,300	$(1,167,351)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$3,557,400	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.
A62

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund	$63,387,586	$—	$—
Common Stocks
Aerospace & Defense	6,226,168	1,727,597	—
Air Freight & Logistics	3,197,371	396,976	—
Airlines	112,085	—	—
Auto Components	730,641	365,650	—
Automobiles	1,185,895	1,627,921	—
Banks	6,456,676	7,092,669	—
Beverages	3,272,222	2,893,697	—
Biotechnology	3,061,479	685,036	—
Building Products	487,648	872,220	—
Capital Markets	4,527,223	4,567,621	—
Chemicals	3,897,660	3,208,781	—
Commercial Services & Supplies	395,891	692,445	—
Communications Equipment	2,668,485	236,159	—
Construction & Engineering	—	432,209	—
Construction Materials	564,666	829,084	—
Consumer Finance	1,862,208	—	—
Containers & Packaging	207,487	—	—
Distributors	106,533	—	—
Diversified Financial Services	1,988,951	529,285	—
Diversified Telecommunication Services	659,464	2,256,266	—
Electric Utilities	2,314,730	3,258,511	—
Electrical Equipment	1,808,661	883,882	—
Electronic Equipment, Instruments & Components	2,973,170	1,473,726	—
Energy Equipment & Services	650,367	—	—
Entertainment	1,930,330	691,625	—
Equity Real Estate Investment Trusts (REITs)	4,188,363	1,584,827	—
Food & Staples Retailing	1,159,232	1,512,338	—
Food Products	1,787,830	4,379,049	—
Gas Utilities	98,481	606,906	—
Health Care Equipment & Supplies	5,588,334	3,252,995	—
Health Care Providers & Services	8,701,600	344,689	—
Health Care Technology	91,494	—	—
Hotels, Restaurants & Leisure	1,953,811	1,612,340	—
Household Durables	143,013	827,253	—
Household Products	1,312,392	—	—
Independent Power & Renewable Electricity Producers	284,094	182,090	—
Industrial Conglomerates	906,506	938,540	—
Insurance	5,092,274	3,626,176	—
Interactive Media & Services	7,610,136	241,162	—
Internet & Direct Marketing Retail	5,364,455	299,784	—
IT Services	8,224,088	1,818,204	—
Leisure Products	—	150,928	—
Life Sciences Tools & Services	4,234,888	528,773	—
Machinery	3,711,004	2,823,509	—
Marine	—	398,508	—
Media	3,191,472	314,996	—
Metals & Mining	679,197	3,386,869	—
Multiline Retail	220,807	263,796	—
Multi-Utilities	2,964,245	585,818	—
Oil, Gas & Consumable Fuels	8,380,394	4,523,506	—
Paper & Forest Products	73,374	—	—
Personal Products	—	3,207,450	—
Pharmaceuticals	6,046,145	11,046,034	—
Professional Services	909,092	2,967,943	—
Real Estate Management & Development	230,695	1,104,450	—
Road & Rail	2,054,796	582,916	—

SEE NOTES TO FINANCIAL STATEMENTS.
A63

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$7,890,127	$3,094,898	$—
Software	20,219,514	993,096	—
Specialty Retail	4,194,982	890,000	—
Technology Hardware, Storage & Peripherals	6,471,443	278,885	—
Textiles, Apparel & Luxury Goods	1,611,122	4,773,455	—
Tobacco	398,904	1,150,488	—
Trading Companies & Distributors	1,632,570	3,084,941	—
Wireless Telecommunication Services	141,267	1,155,690	—
Preferred Stock
Automobiles	—	365,606	—
Short-Term Investments
Affiliated Mutual Funds	68,486,983	—	—
Unaffiliated Funds	6,796,293	—	—

Total	$317,719,014	$103,620,268	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(1,167,351)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	31.9%
Software	5.1
Pharmaceuticals	4.1
Banks	3.3
Oil, Gas & Consumable Fuels	3.1
Semiconductors & Semiconductor Equipment	2.7
IT Services	2.4
Capital Markets	2.2
Health Care Providers & Services	2.2
Health Care Equipment & Supplies	2.1
Insurance	2.1
Aerospace & Defense	1.9
Interactive Media & Services	1.9
Chemicals	1.7
Unaffiliated Funds	1.6
Technology Hardware, Storage & Peripherals	1.6
Machinery	1.6
Textiles, Apparel & Luxury Goods	1.5
Food Products	1.5
Beverages	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Internet & Direct Marketing Retail	1.4
Electric Utilities	1.4
Specialty Retail	1.2
Life Sciences Tools & Services	1.2
Trading Companies & Distributors	1.1
Electronic Equipment, Instruments & Components	1.1
Metals & Mining	1.0

Professional Services	0.9%
Biotechnology	0.9
Air Freight & Logistics	0.9
Hotels, Restaurants & Leisure	0.9
Multi-Utilities	0.9
Media	0.9
Personal Products	0.8
Automobiles	0.8
Diversified Telecommunication Services	0.7
Communications Equipment	0.7
Electrical Equipment	0.7
Food & Staples Retailing	0.6
Road & Rail	0.6
Entertainment	0.6
Diversified Financial Services	0.6
Consumer Finance	0.5
Industrial Conglomerates	0.4
Tobacco	0.4
Construction Materials	0.3
Building Products	0.3
Real Estate Management & Development	0.3
Household Products	0.3
Wireless Telecommunication Services	0.3
Auto Components	0.3
Commercial Services & Supplies	0.3
Household Durables	0.2
Gas Utilities	0.2
Energy Equipment & Services	0.2
Multiline Retail	0.1

SEE NOTES TO FINANCIAL STATEMENTS.
A64

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Independent Power & Renewable Electricity Producers	0.1%
Construction & Engineering	0.1
Marine	0.1
Containers & Packaging	0.1
Leisure Products	0.0	*
Airlines	0.0	*
Distributors	0.0	*
Health Care Technology	0.0	*

Paper & Forest Products	0.0 *%

101.8
Liabilities in excess of other assets	(1.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$1,167,351	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(17,599,499)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(3,203,082)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$81,656,983

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.
A65

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$11,003,318	$(11,003,318)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.
A66

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $11,003,318:
Unaffiliated investments (cost $328,532,022)	$289,464,713
Affiliated investments (cost $142,266,676)	131,874,569
Foreign currency, at value (cost $99,686)	100,145
Receivable for investments sold	6,011,030
Deposit with broker for centrally cleared/exchange-traded derivatives	3,557,400
Tax reclaim receivable	634,980
Receivable for Portfolio shares sold	517,375
Dividends and interest receivable	278,838
Receivable from affiliate	5,618
Foreign capital gains tax benefit accrued	17
Prepaid expenses and other assets	132,384

Total Assets	432,577,069

LIABILITIES
Payable to broker for collateral for securities on loan	11,377,740
Payable for investments purchased	6,322,591
Due to broker-variation margin futures	488,950
Payable to affiliate	245,485
Management fee payable	107,670
Accrued expenses and other liabilities	93,473
Distribution fee payable	11,458
Affiliated transfer agent fee payable	512
Trustees’ fees payable	173

Total Liabilities	18,648,052

NET ASSETS	$413,929,017

Net assets were comprised of:
Partners’ Equity	$413,929,017

Net asset value and redemption price per share, $413,929,017 / 29,879,187 outstanding shares of beneficial interest	$13.85

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $363,815 foreign withholding tax, of which $38,406 is reimbursable by an affiliate)	$4,218,353
Affiliated dividend income	1,187,100
Income from securities lending, net (including affiliated income of $5,089)	13,836

Total income	5,419,289

EXPENSES
Management fee	2,004,505
Distribution fee	689,415
Custodian and accounting fees	108,664
Audit fee	15,174
Legal fees and expenses	13,130
Trustees’ fees	8,503
Shareholders’ reports	4,175
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,725
Miscellaneous	41,498

Total expenses	2,888,789
Less: Fee waiver and/or expense reimbursement	(221,639)
Distribution fee waiver	(13,044)

Net expenses	2,654,106

NET INVESTMENT INCOME (LOSS)	2,765,183

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,490,776)) (net of foreign capital gains taxes $(18))	(10,465,321)
Futures transactions	(17,599,499)
Foreign currency transactions	(9,201)

(28,074,021)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(15,158,840)) (net of change in foreign capital gains taxes $17)	(105,294,387)
Futures	(3,203,082)
Foreign currencies	(19,614)

(108,517,083)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(136,591,104)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(133,825,921)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,765,183	$3,083,914
Net realized gain (loss) on investment and foreign currency transactions	(28,074,021)	134,958,396
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(108,517,083)	(22,029,015)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(133,825,921)	116,013,295

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,502,361 and 503,404 shares, respectively]	36,595,223	8,137,004
Portfolio shares purchased [9,698,290 and 2,625,039 shares, respectively]	(138,670,707)	(42,719,191)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(102,075,484)	(34,582,187)

TOTAL INCREASE (DECREASE)	(235,901,405)	81,431,108
NET ASSETS:
Beginning of period	649,830,422	568,399,314

End of period	$413,929,017	$649,830,422

SEE NOTES TO FINANCIAL STATEMENTS.
A67

AST FRANKLIN 85/15 DIVERSIFIED ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$17.53		$14.50	$13.67	$11.56		$12.32		$10.75

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.08	0.16	0.23		0.19		0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.76)		2.95	0.67	1.88		(0.95)		1.41

Total from investment operations	(3.68)		3.03	0.83	2.11		(0.76)		1.57

Capital Contributions	—		—	—	—	(b)(c)	—	(b)(c)	—

Net Asset Value, end of period	$13.85		$17.53	$14.50	$13.67		$11.56		$12.32

Total Return(d)	(20.99)%		20.90%	6.07%	18.25	%(e)	(6.17	)%(e)	14.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$414		$650	$568	$555		$357		$333
Average net assets (in millions)	$556		$622	$466	$491		$394		$260
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.96	%(g)	0.92%	0.95%	0.95%		0.95%		0.96%
Expenses before waivers and/or expense reimbursement	1.05	%(g)	1.04%	1.07%	1.06%		1.07%		1.11%
Net investment income (loss)	1.00	%(g)	0.50%	1.25%	1.82%		1.57%		1.41%
Portfolio turnover rate(h)	55%		110%	114%	33%		43%		23%
(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A68

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.6%

COMMON STOCKS — 90.3%
Australia — 0.9%
Aristocrat Leisure Ltd.	193,058	$4,566,916

Austria — 0.4%
BAWAG Group AG, 144A*	47,896	2,006,468

Belgium — 0.5%
KBC Group NV	41,268	2,316,958

Brazil — 1.4%
B3 SA - Brasil Bolsa Balcao	499,800	1,051,466
MercadoLibre, Inc.*	7,069	4,502,034
NU Holdings Ltd. (Class A Stock)*(a)	401,909	1,503,140

		7,056,640

Canada — 2.4%
Canadian National Railway Co.	42,379	4,766,979
Dollarama, Inc.	26,746	1,540,097
Intact Financial Corp.	9,054	1,277,070
Toronto-Dominion Bank (The)	69,096	4,531,070

		12,115,216

China — 2.0%
BYD Co. Ltd. (Class H Stock)	104,414	4,189,851
NXP Semiconductors NV	8,058	1,192,826
Shenzhou International Group Holdings Ltd.	141,079	1,705,634
Wuxi Biologics Cayman, Inc., 144A*	302,763	2,775,000

		9,863,311

Denmark — 3.7%
Chr Hansen Holding A/S	32,043	2,356,759
Coloplast A/S (Class B Stock)	13,435	1,540,151
DSV A/S	15,067	2,118,362
Novo Nordisk A/S (Class B Stock)	90,544	10,073,105
Orsted A/S, 144A	22,859	2,408,768

		18,497,145

Finland — 0.9%
Neste OYJ	52,646	2,332,292
Nordea Bank Abp	251,080	2,207,958

		4,540,250

France — 13.6%
Air Liquide SA	9,850	1,326,574
Airbus SE	58,378	5,682,598
Arkema SA	12,353	1,102,897
Bureau Veritas SA	65,945	1,693,374
Dassault Systemes SE	184,488	6,790,028
Hermes International	4,331	4,865,330
Kering SA	5,298	2,726,248
L’Oreal SA	25,228	8,719,188
LVMH Moet Hennessy Louis Vuitton SE	17,891	10,909,085
Pernod Ricard SA	46,703	8,573,713
Remy Cointreau SA	17,035	2,983,850
Safran SA	44,116	4,356,819
Sartorius Stedim Biotech	6,279	1,975,336
Teleperformance	9,903	3,055,373

	Shares	Value

COMMON STOCKS (continued)
France (cont’d.)
Vinci SA	37,769	$3,367,960

		68,128,373

Germany — 4.2%
adidas AG	12,372	2,188,436
Beiersdorf AG	30,413	3,110,206
Brenntag SE	47,113	3,073,047
Deutsche Boerse AG	17,252	2,889,371
HelloFresh SE*	34,459	1,114,746
Infineon Technologies AG	89,946	2,185,074
Rational AG	1,490	865,127
SAP SE	4,221	383,361
SAP SE, ADR	27,894	2,530,544
Symrise AG	24,821	2,706,606

		21,046,518

Hong Kong — 2.6%
AIA Group Ltd.	527,085	5,723,347
Prudential PLC	191,898	2,378,006
Techtronic Industries Co. Ltd.	457,254	4,774,560

		12,875,913

India — 2.7%
HDFC Bank Ltd., ADR	51,637	2,837,969
Housing Development Finance Corp. Ltd.	90,847	2,506,628
Infosys Ltd.	133,478	2,476,098
Reliance Industries Ltd.*	175,788	5,789,926

		13,610,621

Ireland — 4.1%
AerCap Holdings NV*	28,085	1,149,800
CRH PLC	91,158	3,139,442
ICON PLC*	31,930	6,919,231
Kerry Group PLC (Class A Stock)	29,488	2,826,097
Kingspan Group PLC	29,567	1,781,929
Ryanair Holdings PLC, ADR*	32,770	2,203,782
Smurfit Kappa Group PLC	79,016	2,657,220

		20,677,501

Italy — 2.0%
Brunello Cucinelli SpA	83,694	3,784,851
Ferrari NV	27,741	5,093,631
Nexi SpA, 144A*	116,346	966,319

		9,844,801

Japan — 7.4%
Asahi Intecc Co. Ltd.	43,658	657,618
Daikin Industries Ltd.	11,800	1,887,546
Disco Corp.	5,792	1,371,276
Fujitsu Ltd.	19,543	2,436,191
GMO Payment Gateway, Inc.	7,062	497,558
Hoya Corp.	20,458	1,760,068
Keyence Corp.	14,541	4,936,710
Koito Manufacturing Co. Ltd.	31,765	1,001,396
Menicon Co. Ltd.	80,513	1,845,771
MISUMI Group, Inc.	51,391	1,094,377
Nihon M&A Center Holdings, Inc.	72,486	769,364

SEE NOTES TO FINANCIAL STATEMENTS.
A69

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Olympus Corp.	136,026	$2,727,204
Otsuka Corp.	56,949	1,685,475
SCSK Corp.	148,314	2,503,054
SMC Corp.	5,370	2,379,832
Sony Group Corp.	56,793	4,620,032
TechnoPro Holdings, Inc.	76,241	1,520,911
Terumo Corp.	114,638	3,497,604

		37,191,987

Luxembourg — 0.5%
Eurofins Scientific SE	29,394	2,316,091

Netherlands — 6.0%
Adyen NV, 144A*	4,932	7,176,506
Argenx SE, ADR*(a)	14,453	5,475,953
ASML Holding NV	20,370	9,695,012
Heineken NV	28,798	2,631,993
Koninklijke DSM NV	9,114	1,312,980
Koninklijke Philips NV	4,026	86,702
Shell PLC	77,919	2,011,593
Universal Music Group NV	85,386	1,715,296

		30,106,035

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	73,604	916,185

Norway — 0.2%
TOMRA Systems ASA	48,335	895,565

Singapore — 0.5%
DBS Group Holdings Ltd.	128,059	2,740,280

Spain — 0.9%
Amadeus IT Group SA*	80,157	4,462,441

Sweden — 2.1%
Atlas Copco AB (Class A Stock)	200,531	1,875,564
Autoliv, Inc.(a)	39,107	2,798,888
EQT AB	41,327	845,899
Evolution AB, 144A	13,535	1,228,318
Hexagon AB (Class B Stock)	270,194	2,809,150
Indutrade AB	42,105	768,191

		10,326,010

Switzerland — 9.1%
Alcon, Inc.	61,342	4,271,042
Cie Financiere Richemont SA (Class A Stock)	29,760	3,175,124
Givaudan SA	845	2,970,074
Julius Baer Group Ltd.	39,545	1,822,882
Lonza Group AG	18,033	9,604,785
Novartis AG	71,465	6,039,734
Partners Group Holding AG	2,156	1,941,179
SIG Group AG*	113,002	2,487,252
Sika AG	7,997	1,842,154
Sonova Holding AG	13,483	4,286,610
Straumann Holding AG	39,072	4,691,297
UBS Group AG	160,307	2,588,703

		45,720,836

	Shares	Value

COMMON STOCKS (continued)
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	204,000	$3,263,480
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	50,532	4,130,991

		7,394,471

United Kingdom — 14.5%
Ashtead Group PLC	107,952	4,511,628
AstraZeneca PLC	34,808	4,579,056
Bunzl PLC	229,266	7,577,660
Compass Group PLC	450,690	9,214,420
DCC PLC	54,498	3,390,482
Diageo PLC	170,633	7,347,769
Experian PLC	137,465	4,020,962
Fevertree Drinks PLC	69,409	1,029,974
Halma PLC	36,088	881,375
Linde PLC(a)	9,375	2,695,594
Lloyds Banking Group PLC	4,689,246	2,414,879
London Stock Exchange Group PLC	79,247	7,372,656
Petershill Partners PLC, 144A	731,059	1,921,349
RELX PLC	143,547	3,880,894
Rentokil Initial PLC	457,668	2,646,463
Segro PLC, REIT	131,798	1,570,574
Smith & Nephew PLC	158,173	2,204,341
Spirax-Sarco Engineering PLC	9,716	1,170,556
St. James’s Place PLC	52,928	709,049
Travis Perkins PLC	104,841	1,238,472
Unilever PLC	22,955	1,047,328
Weir Group PLC (The)	81,904	1,357,150

		72,782,631

United States — 5.7%
Aon PLC (Class A Stock)	11,282	3,042,530
Atlassian Corp. PLC (Class A Stock)*	8,530	1,598,522
Ferguson PLC	17,277	1,914,716
Globant SA*	14,780	2,571,720
Lululemon Athletica, Inc.*	16,913	4,610,653
QIAGEN NV*(a)	92,473	4,364,726
Roche Holding AG	18,377	6,132,753
Schneider Electric SE	18,396	2,173,410
Tenaris SA	155,941	2,003,352

		28,412,382

Uruguay — 0.3%
Dlocal Ltd.*(a)	60,368	1,584,660

TOTAL COMMON STOCKS
(cost $507,094,662)		451,996,205

EXCHANGE-TRADED FUNDS — 3.3%
United States
iShares Core MSCI EAFE ETF	81,290	4,783,916
iShares MSCI EAFE ETF	75,116	4,693,999
iShares MSCI EAFE Growth ETF	88,967	7,160,954

TOTAL EXCHANGE-TRADED FUNDS
(cost $21,105,583)		16,638,869

SEE NOTES TO FINANCIAL STATEMENTS.
A70

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

PREFERRED STOCK — 1.0%
Germany
Sartorius AG (PRFC)	14,308	$5,010,425

(cost $5,761,932)

TOTAL LONG-TERM INVESTMENTS
(cost $533,962,177)		473,645,499

SHORT-TERM INVESTMENTS — 6.7%

AFFILIATED MUTUAL FUND — 2.4%
PGIM Institutional Money Market Fund (cost $12,336,865; includes $12,326,550 of cash collateral for securities on loan)(b)(wa)	12,347,088	12,335,976

UNAFFILIATED FUNDS — 4.3%
BlackRock Liquidity FedFund (Institutional Shares)	8,418,617	8,418,617
Dreyfus Government Cash Management (Institutional Shares)	12,982,737	12,982,737

TOTAL UNAFFILIATED FUNDS
(cost $21,401,354)		21,401,354

TOTAL SHORT-TERM INVESTMENTS
(cost $33,738,219)		33,737,330

TOTAL INVESTMENTS—101.3%
(cost $567,700,396)		507,382,829
Liabilities in excess of other assets — (1.3)%		(6,604,959)

NET ASSETS — 100.0%		$500,777,870

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,046,169; cash collateral of $12,326,550 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$4,566,916	$—
Austria	—	2,006,468	—
Belgium	—	2,316,958	—
Brazil	7,056,640	—	—
Canada	12,115,216	—	—
China	1,192,826	8,670,485	—
Denmark	—	18,497,145	—
Finland	—	4,540,250	—
France	—	68,128,373	—
Germany	2,530,544	18,515,974	—
Hong Kong	—	12,875,913	—
India	2,837,969	10,772,652	—
Ireland	10,272,813	10,404,688	—

SEE NOTES TO FINANCIAL STATEMENTS.
A71

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Italy	$—	$9,844,801	$—
Japan	—	37,191,987	—
Luxembourg	—	2,316,091	—
Netherlands	5,475,953	24,630,082	—
New Zealand	—	916,185	—
Norway	—	895,565	—
Singapore	—	2,740,280	—
Spain	—	4,462,441	—
Sweden	2,798,888	7,527,122	—
Switzerland	—	45,720,836	—
Taiwan	4,130,991	3,263,480	—
United Kingdom	2,695,594	70,087,037	—
United States	16,188,151	12,224,231	—
Uruguay	1,584,660	—	—
Exchange-Traded Funds
United States	16,638,869	—	—
Preferred Stock
Germany	—	5,010,425	—
Short-Term Investments
Affiliated Mutual Fund	12,335,976	—	—
Unaffiliated Funds	21,401,354	—	—

Total	$119,256,444	$388,126,385	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Textiles, Apparel & Luxury Goods	6.8%
Health Care Equipment & Supplies	6.5
Life Sciences Tools & Services	5.7
Pharmaceuticals	5.3
IT Services	5.2
Beverages	4.5
Semiconductors & Semiconductor Equipment	4.3
Unaffiliated Funds	4.3
Capital Markets	4.3
Banks	4.1
Trading Companies & Distributors	3.9
Chemicals	3.4
Exchange-Traded Funds	3.3
Professional Services	3.0
Hotels, Restaurants & Leisure	2.9
Machinery	2.9
Personal Products	2.5
Insurance	2.5
Affiliated Mutual Fund (2.5% represents investments purchased with collateral from securities on loan)	2.4
Software	2.3
Oil, Gas & Consumable Fuels	2.0
Aerospace & Defense	2.0
Automobiles	1.8
Electronic Equipment, Instruments & Components	1.8
Biotechnology	1.1

Containers & Packaging	1.0%
Road & Rail	0.9
Household Durables	0.9
Internet & Direct Marketing Retail	0.9
Auto Components	0.8
Building Products	0.8
Commercial Services & Supplies	0.7
Industrial Conglomerates	0.7
Construction & Engineering	0.7
Construction Materials	0.6
Food Products	0.6
Thrifts & Mortgage Finance	0.5
Electric Utilities	0.5
Electrical Equipment	0.5
Airlines	0.4
Air Freight & Logistics	0.4
Energy Equipment & Services	0.4
Entertainment	0.4
Equity Real Estate Investment Trusts (REITs)	0.3
Multiline Retail	0.3
Food & Staples Retailing	0.2

101.3
Liabilities in excess of other assets	(1.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A72

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$12,046,169	$(12,046,169)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.
A73

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $12,046,169:
Unaffiliated investments (cost $555,363,531)	$495,046,853
Affiliated investments (cost $12,336,865)	12,335,976
Foreign currency, at value (cost $478,520)	474,013
Tax reclaim receivable	5,760,525
Receivable for Portfolio shares sold	3,440,139
Dividends receivable	466,209
Receivable from affiliate	4,599
Prepaid expenses and other assets	25,699

Total Assets	517,554,013

LIABILITIES
Payable to broker for collateral for securities on loan	12,326,550
Payable to affiliate	3,095,662
Payable for investments purchased	992,060
Management fee payable	154,393
Accrued expenses and other liabilities	104,233
Payable for Portfolio shares purchased	57,720
Foreign capital gains tax liability accrued	30,619
Distribution fee payable	13,809
Trustees’ fees payable	585
Affiliated transfer agent fee payable	512

Total Liabilities	16,776,143

NET ASSETS	$500,777,870

Net assets were comprised of: Partners’ Equity	$500,777,870

Net asset value and redemption price per share, $500,777,870 / 23,965,523 outstanding shares of beneficial interest	$20.90

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,223,500 foreign withholding tax, of which $660,564 is reimbursable by an affiliate)	$5,483,617
Income from securities lending, net (including affiliated income of $9,389)	48,191
Affiliated dividend income	226

Total income	5,532,034

EXPENSES
Management fee	2,472,117
Distribution fee	748,445
Custodian and accounting fees	125,615
Audit fee	14,628
Legal fees and expenses	13,352
Trustees’ fees	9,194
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,723
Shareholders’ reports	3,122
Miscellaneous	34,651

Total expenses	3,424,847
Less: Fee waiver and/or expense reimbursement	(251,050)

Net expenses	3,173,797

NET INVESTMENT INCOME (LOSS)	2,358,237

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,033)) (net of foreign capital gains taxes $(26,226))	7,639,415
In-kind transactions(1)	3,070,849
Foreign currency transactions	(225,529)

10,484,735

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(889)) (net of change in foreign capital gains taxes $200,829)	(246,000,698)
Foreign currencies	(161,362)

(246,162,060)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(235,677,325)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(233,319,088)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,358,237	$1,501,628
Net realized gain (loss) on investment and foreign currency transactions	10,484,735	702,642,385
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(246,162,060)	(513,692,270)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(233,319,088)	190,451,743

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,870,852 and 2,572,464 shares, respectively]	89,913,288	70,960,205
Portfolio shares purchased [5,281,708 and 58,220,204 shares, respectively]	(125,435,696)	(1,676,421,018)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(35,522,408)	(1,605,460,813)

TOTAL INCREASE (DECREASE)	(268,841,496)	(1,415,009,070)
NET ASSETS:
Beginning of period	769,619,366	2,184,628,436

End of period	$500,777,870	$769,619,366

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.
A74

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$30.33		$26.96	$20.53	$15.54		$17.93		$13.24

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.03	(0.01)	0.11		0.13		0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(9.53)		3.34	6.44	4.88		(2.54)		4.58

Total from investment operations	(9.43)		3.37	6.43	4.99		(2.41)		4.69

Capital Contributions	—		—	—	—	(b)(c)(d)	0.02	(c)	—

Net Asset Value, end of period	$20.90		$30.33	$26.96	$20.53		$15.54		$17.93

Total Return(e)	(31.09)%		12.50%	31.32%	32.11	%(f)	(13.33	)%(g)	35.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$501		$770	$2,185	$2,207		$1,776		$2,577
Average net assets (in millions)	$604		$1,393	$1,944	$2,082		$2,412		$2,353
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.06	%(i)	1.07%	1.09%	1.08%		1.08%		1.08%
Expenses before waivers and/or expense reimbursement	1.14	%(i)	1.10%	1.11%	1.10%		1.09%		1.09%
Net investment income (loss)	0.79	%(i)	0.11%	(0.03)%	0.61%		0.70%		0.67%
Portfolio turnover rate(j)	32%		27%	57%	29%		38%		48%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (13.44)%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A75

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 93.5%
Australia — 3.8%
Aurizon Holdings Ltd.	240,700	$631,883
Austal Ltd.	420,218	522,240
Bank of Queensland Ltd.	60,100	276,168
Beach Energy Ltd.	738,400	875,339
BHP Group Ltd.	56,700	1,609,216
Fortescue Metals Group Ltd.	79,700	960,792
Harvey Norman Holdings Ltd.	315,706	808,302
Inghams Group Ltd.	248,100	442,054
JB Hi-Fi Ltd.	24,536	650,852
Metcash Ltd.	278,217	813,691
Mirvac Group, REIT	314,285	427,307
Myer Holdings Ltd.	431,137	96,797
New Hope Corp. Ltd.	214,900	514,140
NRW Holdings Ltd.	217,776	254,564
Perenti Global Ltd.	366,076	165,126
Rio Tinto Ltd.	17,900	1,270,210
South32 Ltd.	239,500	650,214
St. Barbara Ltd.	427,006	217,031
Stockland, REIT	247,403	616,194
Super Retail Group Ltd.	101,700	595,064
Woodside Energy Group Ltd.	8,928	195,976

		12,593,160

Austria — 0.7%
BAWAG Group AG, 144A*	17,186	719,959
OMV AG	20,243	951,799
Wienerberger AG	32,800	702,652

		2,374,410

Belgium — 0.6%
Bekaert SA	25,804	839,568
Telenet Group Holding NV	23,514	488,335
UCB SA	7,340	620,347

		1,948,250

Brazil — 0.3%
Yara International ASA	27,122	1,134,193

Canada — 1.6%
CAE, Inc.*	43,087	1,061,777
Suncor Energy, Inc.	74,539	2,615,119
TMX Group Ltd.	15,760	1,603,916

		5,280,812

China — 2.7%
Alibaba Group Holding Ltd.*	119,398	1,700,245
Autohome, Inc., ADR	25,410	999,375
China Longyuan Power Group Corp. Ltd. (Class H Stock)	572,817	1,107,732
China Resources Cement Holdings Ltd.	559,827	376,119
ENN Energy Holdings Ltd.	87,007	1,438,485
ESR Group Ltd., 144A*	515,209	1,389,835
Kingboard Holdings Ltd.	193,462	735,005
Lee & Man Paper Manufacturing Ltd.	568,210	244,187
Shenzhen International Holdings Ltd.	249,551	245,698

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Xinyi Glass Holdings Ltd.	378,671	$907,728

		9,144,409

Denmark — 1.9%
AP Moller - Maersk A/S (Class B Stock)	470	1,100,054
Carlsberg A/S (Class B Stock)	13,810	1,767,610
Danske Bank A/S	55,166	783,242
DFDS A/S	11,000	334,216
Jyske Bank A/S*	18,900	928,004
Pandora A/S	11,400	723,906
Vestas Wind Systems A/S	31,458	667,001

		6,304,033

Finland — 1.7%
Metsa Board OYJ (Class B Stock)	86,800	723,391
Nokia OYJ	186,900	866,440
Nordea Bank Abp	302,481	2,659,971
Sampo OYJ (Class A Stock)	20,905	910,221
Valmet OYJ	23,810	583,668

		5,743,691

France — 10.9%
Air Liquide SA	16,535	2,226,894
Arkema SA	9,957	888,978
AXA SA	51,900	1,185,416
BNP Paribas SA	33,656	1,613,062
Bouygues SA	45,432	1,399,829
Capgemini SE	12,803	2,190,294
Carrefour SA	93,900	1,662,510
Cie de Saint-Gobain	23,964	1,031,376
Cie Generale des Etablissements Michelin SCA	24,944	679,279
Credit Agricole SA	80,641	739,856
Engie SA	224,957	2,591,206
Euroapi SA*	1,338	21,275
Faurecia SE*	5,371	106,358
Imerys SA	23,900	728,781
Ipsen SA	8,056	758,532
Orange SA	149,300	1,757,110
Pernod Ricard SA	8,753	1,606,871
Rubis SCA	28,900	676,232
Sanofi	68,164	6,851,199
Societe BIC SA	11,349	621,703
Societe Generale SA	48,900	1,074,672
Sopra Steria Group SACA	3,374	503,365
Thales SA	12,138	1,488,693
TotalEnergies SE	63,711	3,354,198
Verallia SA, 144A	40,000	958,341

		36,716,030

Germany — 7.4%
Allianz SE	4,500	860,430
Aurubis AG	9,426	640,339
Bayer AG	16,800	998,930
Bayerische Motoren Werke AG	27,500	2,116,461
Continental AG	20,834	1,448,274
Covestro AG, 144A	21,400	741,596

SEE NOTES TO FINANCIAL STATEMENTS.
A76

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Germany (cont’d.)
Daimler Truck Holding AG*	14,323	$374,203
Deutsche Post AG	53,800	2,021,517
Deutsche Telekom AG	46,188	917,362
Fresenius SE & Co. KGaA	19,334	586,759
HeidelbergCement AG	15,300	735,638
HOCHTIEF AG	9,667	468,473
Infineon Technologies AG	42,128	1,023,423
Mercedes-Benz Group AG	28,646	1,657,297
Merck KGaA	12,275	2,074,919
MTU Aero Engines AG	10,920	1,993,627
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,500	823,604
Rheinmetall AG	9,665	2,233,449
Siltronic AG	6,032	449,409
United Internet AG	19,608	558,280
Volkswagen AG	5,910	1,080,699
Vonovia SE	31,213	962,917

		24,767,606

Hong Kong — 1.6%
CK Asset Holdings Ltd.	128,711	910,768
Dah Sing Financial Holdings Ltd.	149,242	425,311
PAX Global Technology Ltd.	429,652	341,107
Prudential PLC	80,787	1,001,115
Tongda Group Holdings Ltd.*	7,332,144	141,242
VTech Holdings Ltd.	56,213	442,886
WH Group Ltd., 144A	2,215,962	1,735,441
Yue Yuen Industrial Holdings Ltd.	349,840	458,435

		5,456,305

India — 0.4%
Reliance Industries Ltd., 144A, GDR	21,345	1,394,265

Ireland — 1.0%
ICON PLC*	10,025	2,172,417
Ryanair Holdings PLC, ADR*	18,638	1,253,406

		3,425,823

Israel — 0.6%
Bank Leumi Le-Israel BM	170,134	1,512,378
Teva Pharmaceutical Industries Ltd.*	55,300	417,892

		1,930,270

Italy — 2.3%
A2A SpA	486,629	618,626
Enel SpA	370,799	2,031,946
Eni SpA	93,539	1,112,852
Leonardo SpA	102,254	1,052,577
Mediobanca Banca di Credito Finanziario SpA	79,292	687,273
Pirelli & C SpA, 144A	169,800	690,928
Unipol Gruppo SpA	174,200	793,652
UnipolSai Assicurazioni SpA	323,700	775,716

		7,763,570

Japan — 19.5%
AEON REIT Investment Corp., REIT	700	790,426
Alps Alpine Co. Ltd.	76,900	767,584

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Aozora Bank Ltd.	33,798	$656,060
Asics Corp.	82,988	1,496,728
Bandai Namco Holdings, Inc.	22,235	1,568,120
Brother Industries Ltd.	44,248	776,573
Credit Saison Co. Ltd.	70,611	808,423
Daicel Corp.	107,405	662,855
Dai-ichi Life Holdings, Inc.	43,681	798,489
Daikin Industries Ltd.	9,161	1,465,407
Daito Trust Construction Co. Ltd.	5,726	493,851
Daiwa House Industry Co. Ltd.	26,111	607,366
Daiwabo Holdings Co. Ltd.	51,423	669,768
DCM Holdings Co. Ltd.	69,729	532,897
Disco Corp.	6,407	1,516,879
DTS Corp.	21,040	466,909
EDION Corp.	89,702	841,333
Fuji Corp.	50,757	745,866
Fuyo General Lease Co. Ltd.	13,976	791,970
Gunze Ltd.	12,979	351,804
Haseko Corp.	58,681	687,449
Hazama Ando Corp.	129,535	803,482
Heiwado Co. Ltd.	33,364	491,342
Hitachi Ltd.	21,559	1,030,815
Honda Motor Co. Ltd.	50,912	1,223,513
Hosiden Corp.	47,172	428,874
Isuzu Motors Ltd.	80,333	884,153
ITOCHU Corp.	31,106	842,581
Itoham Yonekyu Holdings, Inc.	158,378	806,658
Japan Airlines Co. Ltd.*	20,406	357,316
Japan Aviation Electronics Industry Ltd.	39,258	589,653
Kamigumi Co. Ltd.	22,864	441,565
Kandenko Co. Ltd.	87,674	546,023
Kaneka Corp.	16,378	402,421
KDDI Corp.	30,100	950,444
Keiyo Bank Ltd. (The)	81,500	286,067
K’s Holdings Corp.	84,138	818,929
Lintec Corp.	44,112	746,320
Makita Corp.	29,132	723,839
Marubeni Corp.	64,400	579,814
MatsukiyoCocokara & Co.	45,645	1,842,543
Medipal Holdings Corp.	32,347	455,878
Mirait one Corp.	52,364	615,391
Mitsubishi Chemical Group Corp.	63,568	347,445
Mitsubishi Gas Chemical Co., Inc.	45,841	660,185
Mitsubishi HC Capital, Inc.	190,622	878,540
Mitsubishi UFJ Financial Group, Inc.	206,993	1,104,615
Mitsui & Co. Ltd.	31,706	699,072
Mitsui Chemicals, Inc.	34,157	727,475
Mizuho Financial Group, Inc.	89,037	1,007,986
Nexon Co. Ltd.	46,616	953,619
Nikon Corp.	33,318	383,107
Nippon Telegraph & Telephone Corp.	81,264	2,333,219
Nippon Television Holdings, Inc.	83,365	741,001
Nishi-Nippon Financial Holdings, Inc.	90,762	501,280
Nomura Holdings, Inc.	213,931	779,764
Nomura Real Estate Holdings, Inc.	26,575	649,149
NS Solutions Corp.	12,240	325,928
Obayashi Corp.	110,114	800,544
Olympus Corp.	98,698	1,978,809
Ono Pharmaceutical Co. Ltd.	22,209	568,609

SEE NOTES TO FINANCIAL STATEMENTS.
A77

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
ORIX Corp.	49,350	$825,229
Rengo Co. Ltd.	112,722	611,011
Resona Holdings, Inc.	188,620	702,362
Sankyu, Inc.	15,743	452,368
Sawai Group Holdings Co. Ltd.	16,174	490,180
Seino Holdings Co. Ltd.	84,935	679,170
Shimano, Inc.	6,982	1,170,863
SKY Perfect JSAT Holdings, Inc.	211,183	839,861
Sojitz Corp.	47,083	666,548
Sompo Holdings, Inc.	17,634	773,158
Sumitomo Heavy Industries Ltd.	28,134	623,651
Sumitomo Mitsui Financial Group, Inc.	36,640	1,083,484
Suzuki Motor Corp.	43,622	1,368,099
Teijin Ltd.	44,880	466,315
Tokai Rika Co. Ltd.	3,230	35,060
Tokuyama Corp.	30,978	392,280
Tokyo Seimitsu Co. Ltd.	20,498	670,857
Towa Pharmaceutical Co. Ltd.	18,135	328,920
Toyota Boshoku Corp.	54,870	813,358
Transcosmos, Inc.	14,590	374,639
Tsubakimoto Chain Co.	19,812	442,409
UBE Corp.	34,923	516,734
Valor Holdings Co. Ltd.	16,234	218,263
Yamaha Corp.	36,046	1,484,083
Yokohama Rubber Co. Ltd. (The)	60,862	820,489

		65,654,116

Mexico — 0.4%
Arca Continental SAB de CV	219,651	1,448,684

Netherlands — 5.2%
ABN AMRO Bank NV, 144A, CVA	75,700	852,609
Aegon NV	181,483	786,690
Akzo Nobel NV	25,640	1,682,187
ASR Nederland NV	21,500	871,170
ING Groep NV	73,996	733,799
Koninklijke Ahold Delhaize NV	94,075	2,453,362
Koninklijke DSM NV	11,093	1,598,079
NN Group NV	18,350	833,725
Shell PLC	172,200	4,445,591
Universal Music Group NV	81,192	1,631,044
Wolters Kluwer NV	17,610	1,708,744

		17,597,000

New Zealand — 0.2%
Air New Zealand Ltd.*	1,704,281	607,231

Norway — 1.2%
DNB Bank ASA	43,400	776,889
Equinor ASA	39,421	1,375,655
Orkla ASA	95,255	761,949
Telenor ASA	95,313	1,265,305

		4,179,798

Portugal — 0.9%
Galp Energia SGPS SA	133,022	1,554,715
NOS SGPS SA	140,442	564,401
Sonae SGPS SA	704,900	867,021

		2,986,137

	Shares	Value

COMMON STOCKS (continued)
Singapore — 1.1%
DBS Group Holdings Ltd.	125,448	$2,684,409
Hong Leong Asia Ltd.	195,817	105,124
Jardine Cycle & Carriage Ltd.	46,100	938,970

		3,728,503

South Africa — 1.1%
Anglo American PLC	100,066	3,579,039

South Korea — 0.5%
Osstem Implant Co. Ltd.	8,204	633,977
SK Hynix, Inc.	14,992	1,051,698

		1,685,675

Spain — 1.9%
Banco Santander SA	294,491	831,046
Endesa SA	40,383	762,476
Industria de Diseno Textil SA	57,759	1,308,547
Mapfre SA	394,682	697,425
Repsol SA(a)	118,673	1,743,073
Telefonica SA	169,623	863,792

		6,206,359

Sweden — 2.8%
Betsson AB (Class B Stock)*	47,518	288,101
Boliden AB	28,822	915,622
Electrolux AB (Class B Stock)	59,400	800,801
Husqvarna AB (Class B Stock)	99,900	734,504
Sandvik AB	68,303	1,109,095
Securitas AB (Class B Stock)	65,100	562,266
Skanska AB (Class B Stock)	50,400	774,154
SKF AB (Class B Stock)	84,498	1,245,593
Swedbank AB (Class A Stock)	85,500	1,080,221
Swedish Orphan Biovitrum AB*	19,782	427,876
Volvo AB (Class B Stock)	93,175	1,447,405

		9,385,638

Switzerland — 5.2%
ABB Ltd.	76,583	2,033,832
Adecco Group AG	28,375	963,140
Baloise Holding AG	4,458	727,434
Credit Suisse Group AG	75,500	429,759
Helvetia Holding AG	13,000	1,520,686
Holcim AG*	29,055	1,243,272
Julius Baer Group Ltd.	17,900	825,125
Novartis AG	44,000	3,718,579
Swiss Life Holding AG	4,200	2,043,874
UBS Group AG	200,500	3,237,756
Vontobel Holding AG	9,100	639,335

		17,382,792

United Kingdom — 10.9%
3i Group PLC	145,044	1,955,114
Aviva PLC	162,400	794,562
BAE Systems PLC	269,400	2,719,846
Barclays PLC	1,188,246	2,226,885
Barratt Developments PLC	77,534	431,204
Bellway PLC	28,600	749,089
BP PLC	264,603	1,247,284
British American Tobacco PLC	37,800	1,617,739

SEE NOTES TO FINANCIAL STATEMENTS.
A78

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (cont’d.)
BT Group PLC	394,300	$895,156
CK Hutchison Holdings Ltd.	130,238	889,893
Coca-Cola Europacific Partners PLC	36,360	1,874,117
Compass Group PLC	74,091	1,514,801
Currys PLC	92,509	76,570
Dunelm Group PLC	42,400	423,011
Go-Ahead Group PLC (The)*	35,209	677,779
Imperial Brands PLC	51,955	1,161,984
International Consolidated Airlines Group SA*(a)	115,626	151,685
Investec PLC	266,300	1,448,499
J Sainsbury PLC	256,300	637,033
Kingfisher PLC	311,626	925,208
Legal & General Group PLC	224,913	655,222
Lloyds Banking Group PLC	1,562,411	804,614
Marks & Spencer Group PLC*	361,270	595,158
Micro Focus International PLC	115,278	390,576
Ninety One PLC	27,238	65,406
Petershill Partners PLC, 144A	215,960	567,580
Premier Foods PLC	40,950	56,201
Redde Northgate PLC	183,100	756,848
Redrow PLC	91,437	544,971
RELX PLC	109,486	2,960,031
Smith & Nephew PLC	105,083	1,464,464
Synthomer PLC	247,200	677,126
Tate & Lyle PLC	71,600	654,395
Taylor Wimpey PLC	275,599	392,054
Tesco PLC	419,196	1,301,787
Unilever PLC	37,664	1,713,267
Vesuvius PLC	44,063	163,548
Vistry Group PLC	60,300	612,902

		36,793,609

United States — 5.1%
Aon PLC (Class A Stock)	10,684	2,881,261
BRP, Inc.	12,154	748,011
Ferguson PLC	10,782	1,194,911
GSK PLC	232,400	5,005,938
Roche Holding AG	17,469	5,829,736
Signify NV, 144A	24,257	805,586
Stellantis NV	58,450	722,087

		17,187,530

TOTAL COMMON STOCKS (cost $341,411,973)		314,398,938

EXCHANGE-TRADED FUNDS — 2.7%
United States
iShares Core MSCI EAFE ETF	36,554	2,151,203
iShares MSCI EAFE ETF	31,259	1,953,375
iShares MSCI EAFE Value ETF	118,890	5,159,826

TOTAL EXCHANGE-TRADED FUNDS (cost $10,936,696)		9,264,404

	Shares	Value

PREFERRED STOCK — 0.2%
Germany
Porsche Automobil Holding SE (PRFC)	10,600	$699,328

(cost $972,335)

	Units

WARRANTS* — 0.0%
Australia
Boart Longyear Group Ltd., expiring 09/13/24	555	4

(cost $0)

TOTAL LONG-TERM INVESTMENTS (cost $353,321,004)		324,362,674

	Shares
SHORT-TERM INVESTMENTS — 2.2%
AFFILIATED MUTUAL FUND — 0.4%
PGIM Institutional Money Market Fund (cost $1,461,516; includes $1,460,028 of cash collateral for securities on loan)(b)(wa)	1,462,833	1,461,516

UNAFFILIATED FUND — 1.8%
Dreyfus Government Cash Management (Institutional Shares)	5,846,010	5,846,010

(cost $5,846,010)

TOTAL SHORT-TERM INVESTMENTS (cost $7,307,526)		7,307,526

TOTAL INVESTMENTS—98.6% (cost $360,628,530)		331,670,200

Other assets in excess of liabilities — 1.4%		4,675,819

NET ASSETS — 100.0%		$336,346,019

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,355,602; cash collateral of $1,460,028 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

SEE NOTES TO FINANCIAL STATEMENTS.
A79

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$12,593,160	$—
Austria	—	2,374,410	—
Belgium	—	1,948,250	—
Brazil	—	1,134,193	—
Canada	5,280,812	—	—
China	999,375	8,145,034	—
Denmark	—	6,304,033	—
Finland	—	5,743,691	—
France	—	36,716,030	—
Germany	—	24,767,606	—
Hong Kong	—	5,456,305	—
India	—	1,394,265	—
Ireland	3,425,823	—	—
Israel	—	1,930,270	—
Italy	—	7,763,570	—
Japan	—	65,654,116	—
Mexico	1,448,684	—	—
Netherlands	—	17,597,000	—
New Zealand	—	607,231	—
Norway	—	4,179,798	—
Portugal	—	2,986,137	—
Singapore	—	3,728,503	—
South Africa	—	3,579,039	—
South Korea	—	1,685,675	—
Spain	—	6,206,359	—
Sweden	—	9,385,638	—
Switzerland	—	17,382,792	—
United Kingdom	—	36,793,609	—
United States	3,629,272	13,558,258	—
Exchange-Traded Funds
United States	9,264,404	—	—
Preferred Stock
Germany	—	699,328	—
Warrants
Australia	—	4	—
Short-Term Investments
Affiliated Mutual Fund	1,461,516	—	—
Unaffiliated Fund	5,846,010	—	—

Total	$31,355,896	$300,314,304	$—

SEE NOTES TO FINANCIAL STATEMENTS.
A80

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Pharmaceuticals	8.2%
Banks	8.1
Oil, Gas & Consumable Fuels	6.4
Insurance	6.0
Chemicals	4.1
Capital Markets	3.4
Metals & Mining	3.4
Aerospace & Defense	3.3
Food & Staples Retailing	3.3
Automobiles	2.9
Diversified Telecommunication Services	2.9
Exchange-Traded Funds	2.7
Machinery	2.3
Beverages	2.0
Specialty Retail	1.9
Unaffiliated Fund	1.8
Professional Services	1.7
Construction & Engineering	1.6
Real Estate Management & Development	1.6
Leisure Products	1.5
Semiconductors & Semiconductor Equipment	1.4
Household Durables	1.4
Trading Companies & Distributors	1.3
Auto Components	1.2
Food Products	1.2
Health Care Equipment & Supplies	1.2
IT Services	1.1
Construction Materials	1.1
Electronic Equipment, Instruments & Components	1.1
Electrical Equipment	1.0
Building Products	1.0
Multi-Utilities	1.0
Road & Rail	0.9
Industrial Conglomerates	0.9
Textiles, Apparel & Luxury Goods	0.8

Electric Utilities	0.8%
Tobacco	0.8
Entertainment	0.8
Diversified Financial Services	0.8
Airlines	0.7
Life Sciences Tools & Services	0.6
Gas Utilities	0.6
Media	0.6
Air Freight & Logistics	0.6
Hotels, Restaurants & Leisure	0.6
Equity Real Estate Investment Trusts (REITs)	0.5
Personal Products	0.5
Internet & Direct Marketing Retail	0.5
Containers & Packaging	0.5
Affiliated Mutual Fund (0.4% represents investments purchased with collateral from securities on loan)	0.4
Marine	0.4
Commercial Services & Supplies	0.4
Communications Equipment	0.3
Independent Power & Renewable Electricity Producers	0.3
Health Care Providers & Services	0.3
Interactive Media & Services	0.3
Paper & Forest Products	0.3
Wireless Telecommunication Services	0.3
Multiline Retail	0.2
Consumer Finance	0.2
Technology Hardware, Storage & Peripherals	0.2
Transportation Infrastructure	0.2
Biotechnology	0.1
Software	0.1

98.6
Other assets in excess of liabilities	1.4

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,355,602	$(1,355,602)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.
A81

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $1,355,602:
Unaffiliated investments (cost $359,167,014)	$330,208,684
Affiliated investments (cost $1,461,516)	1,461,516
Foreign currency, at value (cost $3,335,646)	3,321,423
Tax reclaim receivable	6,784,199
Dividends receivable	574,379
Receivable for investments sold	71,086
Receivable for Portfolio shares sold	37,812
Receivable from affiliate	22,352
Prepaid expenses and other assets	13,270

Total Assets	342,494,721

LIABILITIES
Payable to affiliate	2,534,911
Payable for investments purchased	1,899,228
Payable to broker for collateral for securities on loan	1,460,028
Management fee payable	113,379
Accrued expenses and other liabilities	76,950
Payable for Portfolio shares purchased	54,051
Distribution fee payable	9,357
Affiliated transfer agent fee payable	512
Trustees’ fees payable	286

Total Liabilities	6,148,702

NET ASSETS	$336,346,019

Net assets were comprised of:
Partners’ Equity	$336,346,019

Net asset value and redemption price per share, $336,346,019 / 17,117,920 outstanding shares of beneficial interest	$19.65

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,481,010 foreign withholding tax, of which $442,965 is reimbursable by an affiliate)	$9,295,176
Income from securities lending, net (including affiliated income of $6,629)	46,163
Affiliated dividend income	201

Total income	9,341,540

EXPENSES
Management fee	1,634,046
Distribution fee	492,149
Custodian and accounting fees	77,694
Audit fee	14,282
Legal fees and expenses	12,858
Trustees’ fees	7,356
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,720
Shareholders’ reports	3,277
Miscellaneous	47,021

Total expenses	2,292,403
Less: Fee waiver and/or expense reimbursement	(162,562)

Net expenses	2,129,841

NET INVESTMENT INCOME (LOSS)	7,211,699

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $301)	1,713,627
In-kind transactions(1)	1,391,557
Foreign currency transactions	(342,371)

2,762,813

Net change in unrealized appreciation (depreciation) on:
Investments	(68,978,149)
Foreign currencies	(338,866)

(69,317,015)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(66,554,202)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(59,342,503)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,211,699	$34,838,259
Net realized gain (loss) on investment and foreign currency transactions	2,762,813	331,289,534
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(69,317,015)	(158,120,435)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(59,342,503)	208,007,358

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,699,322 and 4,084,459 shares, respectively]	56,735,190	91,600,164
Portfolio shares purchased [5,381,568 and 73,708,754 shares, respectively]	(115,705,849)	(1,752,604,894)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(58,970,659)	(1,661,004,730)

TOTAL INCREASE (DECREASE)	(118,313,162)	(1,452,997,372)
NET ASSETS:
Beginning of period	454,659,181	1,907,656,553

End of period	$336,346,019	$454,659,181

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.
A82

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$22.96		$21.33	$21.46	$17.88		$21.32		$17.36

Income (Loss) From Investment Operations:
Net investment income (loss)	0.40		0.71	0.27	0.51		0.49		0.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.71)		0.92	(0.40)	3.06		(3.95)		3.54

Total from investment operations	(3.31)		1.63	(0.13)	3.57		(3.46)		3.96

Capital Contributions	—		—	—	0.01	(b)(c)	0.02	(c)	—

Net Asset Value, end of period	$19.65		$22.96	$21.33	$21.46		$17.88		$21.32

Total Return(d)	(14.42)%		7.64%	(0.61)%	20.02	%(e)	(16.14	)%(f)	22.81%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$336		$455	$1,908	$1,993		$1,582		$2,322
Average net assets (in millions)	$397		$1,108	$1,588	$1,829		$2,080		$2,184
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.08	%(h)	1.09%	1.10%	1.09%		1.10%		1.10%
Expenses before waivers and/or expense reimbursement	1.16	%(h)	1.11%	1.11%	1.10%		1.10%		1.10%
Net investment income (loss)	3.66	%(h)	3.14%	1.47%	2.58%		2.37%		2.18%
Portfolio turnover rate(i)	17%		29%	54%	23%		26%		21%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 19.96%.
(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (16.23)%.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A83

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.6%

COMMON STOCKS — 96.5%
Australia — 2.6%
BHP Group Ltd. (XASX)	203,118	$5,764,739
BHP Group Ltd. (XLON)	81,149	2,269,541
Woodside Energy Group Ltd. (XASX)	38,092	836,148
Woodside Energy Group Ltd. (XLON)*	16,263	347,844

		9,218,272

Austria — 0.7%
Erste Group Bank AG	102,903	2,597,199

Belgium — 1.2%
KBC Group NV	73,039	4,100,714

China — 0.9%
Tencent Holdings Ltd.	67,400	3,024,294

Denmark — 5.8%
Carlsberg A/S (Class B Stock)	31,099	3,980,516
Coloplast A/S (Class B Stock)	21,422	2,455,758
Genmab A/S*	7,517	2,442,056
Novo Nordisk A/S (Class B Stock)	83,363	9,274,212
Orsted A/S, 144A	23,189	2,443,542

		20,596,084

Finland — 0.7%
Kone OYJ (Class B Stock)	47,690	2,265,399

France — 16.3%
AXA SA	190,334	4,347,301
BNP Paribas SA	83,670	4,010,130
Capgemini SE	24,398	4,173,927
Kering SA	9,120	4,692,974
L’Oreal SA	17,088	5,905,878
LVMH Moet Hennessy Louis Vuitton SE	13,387	8,162,758
Pernod Ricard SA	23,793	4,367,907
Safran SA	34,847	3,441,429
TotalEnergies SE(a)	257,677	13,565,941
Vinci SA	53,680	4,786,785

		57,455,030

Germany — 7.6%
adidas AG	15,282	2,703,175
Allianz SE	32,150	6,147,296
Deutsche Boerse AG	31,845	5,333,412
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,184	4,984,920
RWE AG	121,178	4,469,374
Symrise AG	30,618	3,338,740

		26,976,917

Hong Kong — 5.1%
AIA Group Ltd.	769,400	8,354,521
Hong Kong Exchanges & Clearing Ltd.	87,300	4,297,594
Prudential PLC	284,638	3,527,243
Techtronic Industries Co. Ltd.	174,500	1,822,096

		18,001,454

India — 1.0%
HDFC Bank Ltd., ADR	62,504	3,435,220

	Shares	Value

COMMON STOCKS (continued)
Japan — 13.4%
Daikin Industries Ltd.	30,900	$4,942,811
Hoya Corp.	44,500	3,828,479
Keyence Corp.	15,700	5,330,194
Kubota Corp.	102,700	1,530,717
Kyowa Kirin Co. Ltd.	137,600	3,087,352
Makita Corp.	86,500	2,149,254
Nidec Corp.	48,400	2,981,599
Recruit Holdings Co. Ltd.	89,200	2,616,982
Shin-Etsu Chemical Co. Ltd.	45,200	5,087,158
SMC Corp.	7,121	3,155,826
Sony Group Corp.	84,900	6,906,498
Tokio Marine Holdings, Inc.	48,600	2,854,802
Tokyo Electron Ltd.	9,200	3,025,972

		47,497,644

Netherlands — 5.3%
ASML Holding NV	15,524	7,388,580
ING Groep NV	327,040	3,243,170
Shell PLC	316,891	8,180,998

		18,812,748

Singapore — 2.1%
DBS Group Holdings Ltd.	322,000	6,890,342
Sea Ltd., ADR*(a)	9,760	652,553

		7,542,895

South Africa — 1.3%
Anglo American PLC	132,172	4,727,367

South Korea — 1.7%
Delivery Hero SE, 144A*	46,714	1,743,828
Samsung Electronics Co. Ltd., GDR	4,041	4,406,799

		6,150,627

Spain — 1.6%
Iberdrola SA	550,879	5,711,848

Sweden — 3.5%
Assa Abloy AB (Class B Stock)	139,813	2,978,543
Atlas Copco AB (Class A Stock)	329,331	3,080,229
Svenska Handelsbanken AB (Class A Stock)	449,164	3,841,147
Volvo AB (Class B Stock)	164,055	2,548,473

		12,448,392

Switzerland — 2.8%
Lonza Group AG	8,132	4,331,288
SGS SA	1,575	3,600,983
Straumann Holding AG	16,040	1,925,891

		9,858,162

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,765	3,169,039

United Kingdom — 10.4%
AstraZeneca PLC	43,820	5,764,601
Diageo PLC	191,016	8,225,498
Legal & General Group PLC	974,806	2,839,826
Linde PLC	14,237	4,080,878

SEE NOTES TO FINANCIAL STATEMENTS.
A84

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (cont’d.)
London Stock Exchange Group PLC	48,283	$4,491,955
Persimmon PLC	138,624	3,140,361
RELX PLC	199,506	5,391,123
Smith & Nephew PLC	191,518	2,669,045

		36,603,287

United States — 11.6%
Ferguson PLC	30,534	3,383,917
GSK PLC	306,473	6,601,484
Nestle SA	123,592	14,422,642
Roche Holding AG	36,307	12,116,334
Schneider Electric SE	38,922	4,598,471

		41,122,848

TOTAL COMMON STOCKS (cost $335,848,899)		341,315,440

PREFERRED STOCK — 1.1%
Germany
Volkswagen AG (PRFC)	28,113	3,763,042

(cost $7,261,950)

TOTAL LONG-TERM INVESTMENTS (cost $343,110,849)		345,078,482

SHORT-TERM INVESTMENTS — 6.2%
AFFILIATED MUTUAL FUND — 4.0%
PGIM Institutional Money Market Fund (cost $14,195,692; includes $14,185,994 of cash collateral for securities on loan)(b)(wa)	14,207,228	14,194,441

	Shares	Value

UNAFFILIATED FUND — 2.2%
Dreyfus Government Cash Management (Institutional Shares)	7,642,693	$7,642,693

(cost $7,642,693)

TOTAL SHORT-TERM INVESTMENTS (cost $21,838,385)		21,837,134

TOTAL INVESTMENTS—103.8% (cost $364,949,234)		366,915,616
Liabilities in excess of other assets — (3.8)%		(13,429,110)

NET ASSETS — 100.0%		$353,486,506

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,325,292; cash collateral of $14,185,994 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$9,218,272	$—
Austria	—	2,597,199	—
Belgium	—	4,100,714	—
China	—	3,024,294	—
Denmark	—	20,596,084	—
Finland	—	2,265,399	—
France	—	57,455,030	—
Germany	—	26,976,917	—
Hong Kong	—	18,001,454	—
India	3,435,220	—	—
Japan	—	47,497,644	—

SEE NOTES TO FINANCIAL STATEMENTS.
A85

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Netherlands	$—	$18,812,748	$—
Singapore	652,553	6,890,342	—
South Africa	—	4,727,367	—
South Korea	—	6,150,627	—
Spain	—	5,711,848	—
Sweden	—	12,448,392	—
Switzerland	—	9,858,162	—
Taiwan	3,169,039	—	—
United Kingdom	—	36,603,287	—
United States	—	41,122,848	—
Preferred Stock
Germany	—	3,763,042	—
Short-Term Investments
Affiliated Mutual Fund	14,194,441	—	—
Unaffiliated Fund	7,642,693	—	—

Total	$29,093,946	$337,821,670	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Pharmaceuticals	10.4%
Insurance	9.3
Banks	7.9
Oil, Gas & Consumable Fuels	6.5
Machinery	4.7
Beverages	4.6
Textiles, Apparel & Luxury Goods	4.4
Food Products	4.1
Affiliated Mutual Fund (4.0% represents investments purchased with collateral from securities on loan)	4.0
Capital Markets	4.0
Semiconductors & Semiconductor Equipment	3.9
Metals & Mining	3.6
Chemicals	3.5
Professional Services	3.2
Health Care Equipment & Supplies	3.2
Household Durables	2.9
Electric Utilities	2.3
Building Products	2.2
Unaffiliated Fund	2.2

Electrical Equipment	2.1%
Personal Products	1.7
Electronic Equipment, Instruments & Components	1.5
Construction & Engineering	1.4
Independent Power & Renewable Electricity Producers	1.3
Technology Hardware, Storage & Peripherals	1.2
Life Sciences Tools & Services	1.2
IT Services	1.2
Automobiles	1.1
Aerospace & Defense	1.0
Trading Companies & Distributors	0.9
Interactive Media & Services	0.9
Biotechnology	0.7
Internet & Direct Marketing Retail	0.5
Entertainment	0.2

103.8
Liabilities in excess of other assets	(3.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A86

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$13,325,292	$(13,325,292)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.
A87

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)	STATEMENT OF OPERATIONS (unaudited)
as of June 30, 2022	Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $13,325,292:
Unaffiliated investments (cost $350,753,542)	$352,721,175
Affiliated investments (cost $14,195,692)	14,194,441
Foreign currency, at value (cost $954,829)	953,737
Tax reclaim receivable	1,556,204
Dividends receivable	480,624
Receivable for Portfolio shares sold	409,558
Receivable from affiliate	8,037
Prepaid expenses and other assets	2,084

Total Assets	370,325,860

LIABILITIES
Payable to broker for collateral for securities on loan	14,185,994
Payable for investments purchased	2,224,690
Payable to affiliate	256,269
Management fee payable	119,866
Accrued expenses and other liabilities	39,762
Distribution fee payable	9,842
Payable for Portfolio shares purchased	2,119
Affiliated transfer agent fee payable	512
Trustees’ fees payable	300

Total Liabilities	16,839,354

NET ASSETS	$353,486,506

Net assets were comprised of:
Partners’ Equity	$353,486,506

Net asset value and redemption price per share, $353,486,506 / 11,549,815 outstanding shares of beneficial interest	$30.61

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,140,162 foreign withholding tax, of which $108,999 is reimbursable by an affiliate)	$8,177,330
Income from securities lending, net (including affiliated income of $12,216)	58,975
Affiliated dividend income	372

Total income	8,236,677

EXPENSES
Management fee	1,517,710
Distribution fee	537,935
Custodian and accounting fees	48,323
Audit fee	12,992
Legal fees and expenses	12,318
Trustees’ fees	7,600
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,714
Shareholders’ reports	2,972
Miscellaneous	14,759

Total expenses	2,158,323

NET INVESTMENT INCOME (LOSS)	6,078,354

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,208)	12,392,033
Foreign currency transactions	16,891

12,408,924

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,251))	(144,175,115)
Foreign currencies	(82,045)

(144,257,160)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(131,848,236)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(125,769,882)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$6,078,354	$7,074,810
Net realized gain (loss) on investment and foreign currency transactions	12,408,924	19,964,143
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(144,257,160)	25,366,919

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(125,769,882)	52,405,872

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,018,474 and 999,805 shares, respectively]	34,992,261	38,806,112
Portfolio shares purchased [2,203,004 and 1,440,633 shares, respectively]	(72,976,869)	(55,760,646)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(37,984,608)	(16,954,534)

TOTAL INCREASE (DECREASE)	(163,754,490)	35,451,338
NET ASSETS:
Beginning of period	517,240,996	481,789,658

End of period	$353,486,506	$517,240,996

SEE NOTES TO FINANCIAL STATEMENTS.
A88

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$40.62		$36.57	$32.34	$25.42		$30.80		$23.76

Income (Loss) From Investment Operations:
Net investment income (loss)	0.49		0.55	0.26	0.50		0.58		0.43
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(10.50)		3.50	3.97	6.40		(5.98)		6.61

Total from investment operations	(10.01)		4.05	4.23	6.90		(5.40)		7.04

Capital Contributions	—		—	—	0.02	(b)(c)	0.02	(c)	—

Net Asset Value, end of period	$30.61		$40.62	$36.57	$32.34		$25.42		$30.80

Total Return(d)	(24.64)%		11.07%	13.08%	27.22	%(e)	(17.47)	%(f)	29.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$353		$517	$482	$448		$358		$481
Average net assets (in millions)	$434		$503	$395	$422		$448		$430
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.00	%(h)	0.99%	1.04%	1.01%		1.01%		1.01%
Expenses before waivers and/or expense reimbursement	1.00	%(h)	0.99%	1.04%	1.01%		1.01%		1.01%
Net investment income (loss)	2.82	%(h)	1.41%	0.84%	1.72%		1.96%		1.57%
Portfolio turnover rate(i)	14%		22%	58%	25%		31%		18%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 27.14%.
(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (17.53)%.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A89

AST LARGE-CAP CORE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.8%

COMMON STOCKS — 95.3%
Aerospace & Defense — 1.8%
General Dynamics Corp.	2,793	$617,951
Howmet Aerospace, Inc.	77,487	2,436,966
Lockheed Martin Corp.	1,729	743,401
Northrop Grumman Corp.	4,054	1,940,123
Raytheon Technologies Corp.	3,294	316,586
Textron, Inc.	4,800	293,136
TransDigm Group, Inc.*	500	268,335

		6,616,498

Air Freight & Logistics — 0.1%
FedEx Corp.	1,036	234,872

Airlines — 0.4%
Delta Air Lines, Inc.*	10,104	292,713
Southwest Airlines Co.*	33,800	1,220,856

		1,513,569

Automobiles — 1.6%
Ford Motor Co.	100,803	1,121,937
Tesla, Inc.*	7,064	4,757,039
Thor Industries, Inc.	3,775	282,106

		6,161,082

Banks — 4.4%
Amalgamated Financial Corp.	2,368	46,839
Bank of America Corp.	90,630	2,821,312
Bar Harbor Bankshares	2,443	63,176
Citigroup, Inc.	9,010	414,370
Citizens Financial Group, Inc.	19,300	688,817
CNB Financial Corp.	4,516	109,242
JPMorgan Chase & Co.	28,646	3,225,826
KeyCorp.	28,796	496,155
Regions Financial Corp.	18,433	345,619
SmartFinancial, Inc.	2,739	66,174
Truist Financial Corp.	83,287	3,950,302
U.S. Bancorp	14,803	681,234
Wells Fargo & Co.	96,685	3,787,152

		16,696,218

Beverages — 2.3%
Coca-Cola Co. (The)	69,660	4,382,311
Diageo PLC (United Kingdom)	33,521	1,443,476
PepsiCo, Inc.	9,622	1,603,602
Pernod Ricard SA (France)	6,660	1,222,639

		8,652,028

Biotechnology — 3.0%
AbbVie, Inc.	32,875	5,035,135
Gilead Sciences, Inc.	5,231	323,328
Moderna, Inc.*	300	42,855
Regeneron Pharmaceuticals, Inc.*	3,386	2,001,566
Vertex Pharmaceuticals, Inc.*	14,351	4,043,969

		11,446,853

Building Products — 1.2%
Carlisle Cos., Inc.	222	52,971
Johnson Controls International PLC	35,789	1,713,577
Masco Corp.(a)	25,508	1,290,705

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Owens Corning	866	$64,353
Trane Technologies PLC	9,484	1,231,687

		4,353,293

Capital Markets — 3.1%
Ameriprise Financial, Inc.	4,080	969,734
Bank of New York Mellon Corp. (The)	6,727	280,583
Charles Schwab Corp. (The)	14,904	941,635
Goldman Sachs Group, Inc. (The)	11,025	3,274,645
Morgan Stanley	30,611	2,328,273
Nasdaq, Inc.	11,827	1,804,091
S&P Global, Inc.	4,528	1,526,208
State Street Corp.	6,532	402,698

		11,527,867

Chemicals — 2.2%
CF Industries Holdings, Inc.	6,369	546,014
Dow, Inc.	24,333	1,255,826
DuPont de Nemours, Inc.	26,229	1,457,808
Eastman Chemical Co.	10,618	953,178
LyondellBasell Industries NV (Class A Stock)	7,591	663,909
Olin Corp.	900	41,652
PPG Industries, Inc.	17,541	2,005,638
Sherwin-Williams Co. (The)	3,692	826,676
Westlake Corp.	6,762	662,811

		8,413,512

Communications Equipment — 0.1%
Cisco Systems, Inc.	9,026	384,869

Construction & Engineering — 0.0%
EMCOR Group, Inc.	403	41,493

Construction Materials — 0.3%
Eagle Materials, Inc.	2,443	268,583
Vulcan Materials Co.	5,706	810,823

		1,079,406

Consumer Finance — 0.3%
Capital One Financial Corp.	10,920	1,137,755

Containers & Packaging — 0.9%
Ball Corp.	12,715	874,411
Crown Holdings, Inc.	15,591	1,437,022
International Paper Co.	8,400	351,372
Westrock Co.	13,560	540,230

		3,203,035

Distributors — 0.2%
Genuine Parts Co.	3,072	408,576
LKQ Corp.	7,493	367,831

		776,407

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	5,426	1,481,407

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	3,627	76,022

SEE NOTES TO FINANCIAL STATEMENTS.
A90

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	72,996	$3,704,547

		3,780,569

Electric Utilities — 2.1%
American Electric Power Co., Inc.	11,832	1,135,162
Edison International	16,439	1,039,602
Exelon Corp.	21,781	987,115
NextEra Energy, Inc.	38,678	2,995,998
PPL Corp.	6,945	188,418
Xcel Energy, Inc.	21,631	1,530,610

		7,876,905

Electrical Equipment — 1.5%
AMETEK, Inc.	9,486	1,042,417
Atkore, Inc.*	13,701	1,137,320
Eaton Corp. PLC	18,747	2,361,934
Emerson Electric Co.	9,370	745,290
Encore Wire Corp.	3,409	354,263
Hubbell, Inc.	358	63,932

		5,705,156

Electronic Equipment, Instruments & Components —0.8%
Corning, Inc.	42,787	1,348,218
Jabil, Inc.	5,774	295,687
TE Connectivity Ltd. (Switzerland)	11,194	1,266,601

		2,910,506

Energy Equipment & Services — 0.4%
Baker Hughes Co.(a)	43,496	1,255,729
Halliburton Co.	6,486	203,401
Schlumberger NV	3,331	119,117

		1,578,247

Entertainment — 1.0%
Electronic Arts, Inc.	18,235	2,218,288
Netflix, Inc.*	3,483	609,072
Walt Disney Co. (The)*	10,148	957,971
Warner Bros Discovery, Inc.*	5,200	69,784

		3,855,115

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	10,176	2,600,884
Equinix, Inc.	2,384	1,566,335
Prologis, Inc.	24,709	2,907,014
Rayonier, Inc.	24,789	926,613
SBA Communications Corp.	2,809	899,020
Service Properties Trust	9,600	50,208
Simon Property Group, Inc.	1,703	161,649
Weyerhaeuser Co.	21,925	726,156

		9,837,879

Food & Staples Retailing — 0.9%
Albertson’s Cos., Inc. (Class A Stock)	16,058	429,070
Costco Wholesale Corp.	5,154	2,470,209
Kroger Co. (The)	4,590	217,245
Walgreens Boots Alliance, Inc.	2,295	86,980

		3,203,504

	Shares	Value

COMMON STOCKS (continued)
Food Products — 1.3%
Archer-Daniels-Midland Co.	7,127	$553,055
Bunge Ltd.	7,086	642,629
Darling Ingredients, Inc.*	4,800	287,040
Kraft Heinz Co. (The)	8,799	335,594
Mondelez International, Inc. (Class A Stock)	18,230	1,131,901
Pilgrim’s Pride Corp.*	8,100	252,963
Tyson Foods, Inc. (Class A Stock)	20,606	1,773,352

		4,976,534

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	10,989	1,193,955
Baxter International, Inc.	3,358	215,684
Becton, Dickinson & Co.	9,141	2,253,531
Boston Scientific Corp.*	57,611	2,147,162
Edwards Lifesciences Corp.*	1,800	171,162
Hologic, Inc.*	4,332	300,207
Intuitive Surgical, Inc.*	4,001	803,041
Medtronic PLC	31,835	2,857,191

		9,941,933

Health Care Providers & Services — 3.2%
Centene Corp.*	31,394	2,656,246
Cigna Corp.	11,544	3,042,075
CVS Health Corp.	15,007	1,390,549
Elevance Health, Inc.	2,612	1,260,499
Molina Healthcare, Inc.*	188	52,567
UnitedHealth Group, Inc.	7,056	3,624,173

		12,026,109

Hotels, Restaurants & Leisure — 1.3%
Hilton Worldwide Holdings, Inc.	888	98,959
Marriott International, Inc. (Class A Stock)	9,935	1,351,259
McDonald’s Corp.	13,309	3,285,726

		4,735,944

Household Durables — 0.2%
Lennar Corp. (Class A Stock)	6,070	428,360
Toll Brothers, Inc.	6,079	271,123

		699,483

Household Products — 0.9%
Colgate-Palmolive Co.	18,394	1,474,095
Kimberly-Clark Corp.	12,745	1,722,487
Procter & Gamble Co. (The)	2,073	298,077

		3,494,659

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	25,261	530,733
Vistra Corp.	17,949	410,135

		940,868

Industrial Conglomerates — 0.8%
Honeywell International, Inc.	16,714	2,905,060

Insurance — 1.4%
American International Group, Inc.	14,883	760,968
Arch Capital Group Ltd.*	9,707	441,571

SEE NOTES TO FINANCIAL STATEMENTS.
A91

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Chubb Ltd.	11,642	$2,288,584
Hartford Financial Services Group, Inc. (The)	3,257	213,106
MetLife, Inc.	8,131	510,545
Progressive Corp. (The)	5,684	660,879
Reinsurance Group of America, Inc.	3,923	460,129

		5,335,782

Interactive Media & Services — 5.9%
Alphabet, Inc. (Class A Stock)*	6,731	14,668,599
Alphabet, Inc. (Class C Stock)*	2,265	4,954,574
Meta Platforms, Inc. (Class A Stock)*	14,325	2,309,906
Snap, Inc. (Class A Stock)*	22,444	294,690

		22,227,769

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	71,159	7,557,797
Duluth Holdings, Inc. (Class B Stock)*	46,653	445,070
eBay, Inc.	21,838	909,989
Liquidity Services, Inc.*	4,736	63,652

		8,976,508

IT Services — 5.4%
Accenture PLC (Class A Stock)	7,379	2,048,779
Amdocs Ltd.(a)	24,473	2,038,846
Automatic Data Processing, Inc.	5,340	1,121,614
Cognizant Technology Solutions Corp. (Class A Stock)	1,518	102,450
Fidelity National Information Services, Inc.	18,927	1,735,038
Fiserv, Inc.*	17,126	1,523,700
Gartner, Inc.*	1,635	395,392
International Business Machines Corp.	3,923	553,888
Mastercard, Inc. (Class A Stock)	18,079	5,703,563
SS&C Technologies Holdings, Inc.	5,423	314,914
Visa, Inc. (Class A Stock)(a)	23,809	4,687,754

		20,225,938

Leisure Products — 0.0%
Smith & Wesson Brands, Inc.	3,210	42,147

Life Sciences Tools & Services — 2.4%
Danaher Corp.	10,869	2,755,509
ICON PLC (Ireland)*	8,640	1,872,288
Illumina, Inc.*	2,446	450,944
IQVIA Holdings, Inc.*	3,675	797,438
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	20,602	585,303
Thermo Fisher Scientific, Inc.	4,895	2,659,356

		9,120,838

Machinery — 1.4%
Altra Industrial Motion Corp.	2,961	104,375
Caterpillar, Inc.	1,062	189,843
Cummins, Inc.	993	192,175
Deere & Co.	7,682	2,300,529
Fortive Corp.	15,366	835,603
Hillenbrand, Inc.	7,198	294,830
Ingersoll Rand, Inc.	4,590	193,147

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Mueller Industries, Inc.	3,109	$165,679
PACCAR, Inc.	8,744	719,981
Parker-Hannifin Corp.	1,243	305,840

		5,302,002

Media — 0.7%
Cable One, Inc.(a)	414	533,778
Comcast Corp. (Class A Stock)	51,736	2,030,121

		2,563,899

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	28,446	832,330
Nucor Corp.	2,369	247,347
Steel Dynamics, Inc.	4,903	324,334

		1,404,011

Multiline Retail — 1.3%
Dollar General Corp.	12,389	3,040,756
Target Corp.	11,968	1,690,241

		4,730,997

Multi-Utilities — 0.4%
DTE Energy Co.	517	65,530
Public Service Enterprise Group, Inc.	6,890	435,999
Sempra Energy	6,000	901,620

		1,403,149

Oil, Gas & Consumable Fuels — 3.3%
Cheniere Energy, Inc.	6,588	876,402
Chevron Corp.	10,512	1,521,927
ConocoPhillips	40,150	3,605,872
CONSOL Energy, Inc.*	15,200	750,576
Diamondback Energy, Inc.	5,800	702,670
Exxon Mobil Corp.	19,995	1,712,372
Marathon Oil Corp.	16,582	372,763
Marathon Petroleum Corp.	2,147	176,505
Murphy Oil Corp.	13,500	407,565
Pioneer Natural Resources Co.	8,267	1,844,202
Valero Energy Corp.	3,300	350,724
World Fuel Services Corp.	2,200	45,012

		12,366,590

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,627	669,018

Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	53,090	4,087,930
Eli Lilly & Co.	9,863	3,197,880
Johnson & Johnson	28,937	5,136,607
Merck & Co., Inc.	47,792	4,357,197
Pfizer, Inc.	53,739	2,817,536
Zoetis, Inc.	6,422	1,103,877

		20,701,027

Professional Services — 0.3%
Korn Ferry	6,144	356,475

SEE NOTES TO FINANCIAL STATEMENTS.
A92

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Leidos Holdings, Inc.	8,758	$882,018

		1,238,493

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	3,738	275,154

Road & Rail — 1.2%
Canadian Pacific Railway Ltd. (Canada)(a)	19,603	1,369,074
Norfolk Southern Corp.	8,846	2,010,607
Old Dominion Freight Line, Inc.	1,358	348,028
Uber Technologies, Inc.*	32,884	672,807

		4,400,516

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.*	20,201	1,544,770
Analog Devices, Inc.	15,425	2,253,438
Broadcom, Inc.	4,132	2,007,367
Diodes, Inc.*	740	47,782
Intel Corp.	36,004	1,346,909
Microchip Technology, Inc.	17,097	992,994
Micron Technology, Inc.	2,517	139,140
NVIDIA Corp.	2,175	329,708
NXP Semiconductors NV (China)	20,723	3,067,626
ON Semiconductor Corp.*	4,213	211,956
Photronics, Inc.*	7,500	146,100
QUALCOMM, Inc.	17,105	2,184,993
Teradyne, Inc.	5,026	450,078
Texas Instruments, Inc.	13,115	2,015,120

		16,737,981

Software — 8.9%
Adobe, Inc.*	6,671	2,441,986
Cadence Design Systems, Inc.*	700	105,021
Fortinet, Inc.*	9,180	519,404
Microsoft Corp.	98,540	25,308,028
Oracle Corp.	18,543	1,295,600
Paycom Software, Inc.*	1,800	504,216
Roper Technologies, Inc.	1,318	520,149
Salesforce, Inc.*	6,950	1,147,028
Synopsys, Inc.*	4,938	1,499,671

		33,341,103

Specialty Retail — 1.4%
Asbury Automotive Group, Inc.*	300	50,802
AutoNation, Inc.*	1,603	179,151
AutoZone, Inc.*	67	143,991
Group 1 Automotive, Inc.	2,295	389,691
Home Depot, Inc. (The)	7,611	2,087,469
Lowe’s Cos., Inc.	4,914	858,328
O’Reilly Automotive, Inc.*	871	550,263
Tractor Supply Co.	5,741	1,112,893
Ulta Beauty, Inc.*	200	77,096

		5,449,684

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	118,391	16,186,418

		Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods — 0.6%
LVMH Moet Hennessy Louis Vuitton SE (France)		2,178	$1,328,041
NIKE, Inc. (Class B Stock)		9,545	975,499
PVH Corp.		962	54,738
Ralph Lauren Corp.		732	65,624

			2,423,902

Trading Companies & Distributors — 0.2%
Boise Cascade Co.		6,208	369,314
Veritiv Corp.*		2,400	260,520

			629,834

Water Utilities — 0.0%
American Water Works Co., Inc.		300	44,631

TOTAL COMMON STOCKS (cost $386,986,530)			357,986,026

EXCHANGE-TRADED FUNDS — 2.5%
iShares Core S&P 500 ETF		12,302	4,664,303
SPDR S&P 500 ETF Trust		10,942	4,127,870
Vanguard Dividend Appreciation ETF		5,515	791,237

TOTAL EXCHANGE-TRADED FUNDS (cost $11,138,220)			9,583,410

TOTAL LONG-TERM INVESTMENTS (cost $398,124,750)			367,569,436

SHORT-TERM INVESTMENTS — 4.0%
AFFILIATED MUTUAL FUND — 2.0%
PGIM Institutional Money Market Fund (cost $7,359,189; includes $7,354,261 of cash collateral for securities on loan)(b)(wa)		7,365,187	7,358,559

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
1.757%	09/15/22	300	298,993

(cost $298,892)

		Shares

UNAFFILIATED FUND — 1.9%
Dreyfus Government Cash Management (Institutional Shares)		7,338,574	7,338,574

(cost $7,338,574)

TOTAL SHORT-TERM INVESTMENTS (cost $14,996,655)			14,996,126

TOTAL INVESTMENTS—101.8% (cost $413,121,405)			382,565,562
Liabilities in excess of other assets(z) — (1.8)%			(6,757,423)

NET ASSETS — 100.0%			$375,808,139

SEE NOTES TO FINANCIAL STATEMENTS.
A93

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,137,688; cash collateral of $7,354,261 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
18	S&P 500 E-Mini Index	Sep. 2022	$3,410,550	$(21,653)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$63,000	$298,993

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$6,616,498	$—	$—
Air Freight & Logistics	234,872	—	—
Airlines	1,513,569	—	—
Automobiles	6,161,082	—	—
Banks	16,696,218	—	—
Beverages	5,985,913	2,666,115	—
Biotechnology	11,446,853	—	—
Building Products	4,353,293	—	—
Capital Markets	11,527,867	—	—
Chemicals	8,413,512	—	—
Communications Equipment	384,869	—	—
Construction & Engineering	41,493	—	—
Construction Materials	1,079,406	—	—
Consumer Finance	1,137,755	—	—

SEE NOTES TO FINANCIAL STATEMENTS.
A94

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Containers & Packaging	$3,203,035	$—	$—
Distributors	776,407	—	—
Diversified Financial Services	1,481,407	—	—
Diversified Telecommunication Services	3,780,569	—	—
Electric Utilities	7,876,905	—	—
Electrical Equipment	5,705,156	—	—
Electronic Equipment, Instruments & Components	2,910,506	—	—
Energy Equipment & Services	1,578,247	—	—
Entertainment	3,855,115	—	—
Equity Real Estate Investment Trusts (REITs)	9,837,879	—	—
Food & Staples Retailing	3,203,504	—	—
Food Products	4,976,534	—	—
Health Care Equipment & Supplies	9,941,933	—	—
Health Care Providers & Services	12,026,109	—	—
Hotels, Restaurants & Leisure	4,735,944	—	—
Household Durables	699,483	—	—
Household Products	3,494,659	—	—
Independent Power & Renewable Electricity Producers	940,868	—	—
Industrial Conglomerates	2,905,060	—	—
Insurance	5,335,782	—	—
Interactive Media & Services	22,227,769	—	—
Internet & Direct Marketing Retail	8,976,508	—	—
IT Services	20,225,938	—	—
Leisure Products	42,147	—	—
Life Sciences Tools & Services	9,120,838	—	—
Machinery	5,302,002	—	—
Media	2,563,899	—	—
Metals & Mining	1,404,011	—	—
Multiline Retail	4,730,997	—	—
Multi-Utilities	1,403,149	—	—
Oil, Gas & Consumable Fuels	12,366,590	—	—
Personal Products	669,018	—	—
Pharmaceuticals	20,701,027	—	—
Professional Services	1,238,493	—	—
Real Estate Management & Development	275,154	—	—
Road & Rail	4,400,516	—	—
Semiconductors & Semiconductor Equipment	16,737,981	—	—
Software	33,341,103	—	—
Specialty Retail	5,449,684	—	—
Technology Hardware, Storage & Peripherals	16,186,418	—	—
Textiles, Apparel & Luxury Goods	1,095,861	1,328,041	—
Trading Companies & Distributors	629,834	—	—
Water Utilities	44,631	—	—
Exchange-Traded Funds	9,583,410	—	—
Short-Term Investments
Affiliated Mutual Fund	7,358,559	—	—
U.S. Treasury Obligation	—	298,993	—
Unaffiliated Fund	7,338,574	—	—

Total	$378,272,413	$4,293,149	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(21,653)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.
A95

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Software	8.9%
Interactive Media & Services	5.9
Pharmaceuticals	5.5
IT Services	5.4
Semiconductors & Semiconductor Equipment	4.5
Banks	4.4
Technology Hardware, Storage & Peripherals	4.3
Oil, Gas & Consumable Fuels	3.3
Health Care Providers & Services	3.2
Capital Markets	3.1
Biotechnology	3.0
Health Care Equipment & Supplies	2.6
Equity Real Estate Investment Trusts (REITs)	2.6
Exchange-Traded Funds	2.5
Life Sciences Tools & Services	2.4
Internet & Direct Marketing Retail	2.4
Beverages	2.3
Chemicals	2.2
Electric Utilities	2.1
Affiliated Mutual Fund (2.0% represents investments purchased with collateral from securities on loan)	2.0
Unaffiliated Fund	1.9
Aerospace & Defense	1.8
Automobiles	1.6
Electrical Equipment	1.5
Specialty Retail	1.4
Insurance	1.4
Machinery	1.4
Food Products	1.3
Hotels, Restaurants & Leisure	1.3
Multiline Retail	1.3
Road & Rail	1.2
Building Products	1.2
Entertainment	1.0

Diversified Telecommunication Services	1.0%
Household Products	0.9
Food & Staples Retailing	0.9
Containers & Packaging	0.9
Electronic Equipment, Instruments & Components	0.8
Industrial Conglomerates	0.8
Media	0.7
Textiles, Apparel & Luxury Goods	0.6
Energy Equipment & Services	0.4
Airlines	0.4
Diversified Financial Services	0.4
Metals & Mining	0.4
Multi-Utilities	0.4
Professional Services	0.3
Consumer Finance	0.3
Construction Materials	0.3
Independent Power & Renewable Electricity Producers	0.2
Distributors	0.2
Household Durables	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Communications Equipment	0.1
U.S. Treasury Obligation	0.1
Real Estate Management & Development	0.1
Air Freight & Logistics	0.1
Water Utilities	0.0	*
Leisure Products	0.0	*
Construction & Engineering	0.0	*

	101.8
Liabilities in excess of other assets	(1.8)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$21,653	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.
A96

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,305,584)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(49,314)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$5,565,921

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$7,137,688	$(7,137,688)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.
A97

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $7,137,688:
Unaffiliated investments (cost $405,762,216)	$375,207,003
Affiliated investments (cost $7,359,189)	7,358,559
Receivable for investments sold	417,397
Dividends and interest receivable	322,719
Receivable for Portfolio shares sold	201,886
Tax reclaim receivable	192,178
Deposit with broker for centrally cleared/exchange-traded derivatives	63,000
Prepaid expenses and other assets	2,451

Total Assets	383,765,193

LIABILITIES
Payable to broker for collateral for securities on loan	7,354,261
Payable for investments purchased	313,267
Payable to affiliate	99,778
Accrued expenses and other liabilities	84,719
Management fee payable	66,196
Due to broker-variation margin futures	26,802
Distribution fee payable	10,495
Trustees’ fees payable	858
Affiliated transfer agent fee payable	512
Payable for Portfolio shares purchased	166

Total Liabilities	7,957,054

NET ASSETS	$375,808,139

Net assets were comprised of:
Partners’ Equity	$375,808,139

Net asset value and redemption price per share, $375,808,139 / 15,007,838 outstanding shares of beneficial interest	$25.04

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $5,393 foreign withholding tax, of which $1,105 is reimbursable by an affiliate)	$4,147,949
Interest income	3,222
Income from securities lending, net (including affiliated income of $1,432)	1,466
Affiliated dividend income	189

Total income	4,152,826

EXPENSES
Management fee	1,629,148
Distribution fee	706,434
Custodian and accounting fees	74,974
Audit fee	16,712
Legal fees and expenses	16,540
Trustees’ fees	9,029
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,714
Shareholders’ reports	3,224
Miscellaneous	19,045

Total expenses	2,478,820
Less: Fee waiver and/or expense reimbursement	(215,038)

Net expenses	2,263,782

NET INVESTMENT INCOME (LOSS)	1,889,044

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,435))	20,659,447
In-kind transactions(1)	22,473,373
Futures transactions	(1,305,584)
Foreign currency transactions	(4,835)

41,822,401

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(630))	(156,894,618)
Futures	(49,314)
Foreign currencies	(34)

(156,943,966)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(115,121,565)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(113,232,521)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,889,044	$11,510,274
Net realized gain (loss) on investment and foreign currency transactions	41,822,401	1,160,065,391
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(156,943,966)	(612,333,895)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(113,232,521)	559,241,770

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,586,054 and 217,720 shares, respectively]	45,619,709	5,957,168
Portfolio shares issued in merger [0 and 15,825,235 shares, respectively]	—	460,989,107
Portfolio shares purchased [10,965,884 and 141,855,616 shares, respectively]	(305,740,365)	(3,886,614,864)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(260,120,656)	(3,419,668,589)

TOTAL INCREASE (DECREASE)	(373,353,177)	(2,860,426,819)
NET ASSETS:
Beginning of period	749,161,316	3,609,588,135

End of period	$375,808,139	$749,161,316

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.
A98

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$30.72		$24.03	$21.62	$17.27		$18.60		$15.32

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.16	0.20	0.25		0.19		0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.77)		6.53	2.21	4.10		(1.52)		3.11

Total from investment operations	(5.68)		6.69	2.41	4.35		(1.33)		3.28

Capital Contributions	—		—	—	—	(b)(c)	—	(c)(d)	—

Net Asset Value, end of period	$25.04		$30.72	$24.03	$21.62		$17.27		$18.60

Total Return(e)	(18.49)%		27.84%	11.15%	25.19	%(f)	(7.15	)%(f)	21.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$376		$749	$3,610	$2,113		$2,110		$2,654
Average net assets (in millions)	$570		$1,854	$2,675	$2,211		$2,535		$2,770
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.80	%(h)	0.80%	0.81%	0.81%		0.81%		0.81%
Expenses before waivers and/or expense reimbursement	0.88	%(h)	0.83%	0.82%	0.83%		0.82%		0.82%
Net investment income (loss)	0.67	%(h)	0.62%	0.96%	1.26%		0.98%		1.05%
Portfolio turnover rate(i)	29%		48%	127%	93%		82%		87%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A99

AST LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.3%

COMMON STOCKS — 94.5%
Aerospace & Defense — 0.7%
Raytheon Technologies Corp.	297,775	$28,619,155

Air Freight & Logistics — 0.8%
United Parcel Service, Inc. (Class B Stock)	188,728	34,450,409

Auto Components — 0.3%
Aptiv PLC*	164,112	14,617,456

Automobiles — 1.7%
Rivian Automotive, Inc. (Class A Stock)*	201,104	5,176,417
Tesla, Inc.*	105,550	71,079,481

		76,255,898

Beverages — 0.7%
Monster Beverage Corp.*	310,404	28,774,451

Biotechnology — 0.8%
Vertex Pharmaceuticals, Inc.*	120,344	33,911,736

Building Products — 0.1%
Johnson Controls International PLC	118,494	5,673,493

Capital Markets — 2.6%
Charles Schwab Corp. (The)	251,158	15,868,162
CME Group, Inc.	79,021	16,175,599
Goldman Sachs Group, Inc. (The)	39,324	11,680,015
KKR & Co., Inc.	187,107	8,661,183
MSCI, Inc.	49,124	20,246,457
S&P Global, Inc.	127,624	43,016,945

		115,648,361

Chemicals — 0.8%
Air Products & Chemicals, Inc.	15,436	3,712,049
Sherwin-Williams Co. (The)	147,878	33,111,363

		36,823,412

Commercial Services & Supplies — 0.0%
Aurora Innovation, Inc.*(a)	84,759	161,890

Construction Materials — 0.4%
Vulcan Materials Co.	116,523	16,557,918

Consumer Finance — 0.1%
American Express Co.	38,078	5,278,372

Electrical Equipment — 0.8%
AMETEK, Inc.	99,644	10,949,879
Eaton Corp. PLC	175,083	22,058,707

		33,008,586

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	218,308	14,054,669

Energy Equipment & Services — 0.3%
Schlumberger NV	420,478	15,036,293

Entertainment — 1.8%
Electronic Arts, Inc.	88,329	10,745,223
Live Nation Entertainment, Inc.*(a)	78,518	6,484,016
Netflix, Inc.*	133,778	23,393,759
ROBLOX Corp. (Class A Stock)*	125,025	4,108,321
Sea Ltd. (Singapore), ADR*	135,958	9,090,152
Spotify Technology SA*	86,432	8,109,915

	Shares	Value

COMMON STOCKS (continued)
Entertainment (cont’d.)
Take-Two Interactive Software, Inc.*	21,780	$2,668,703
Walt Disney Co. (The)*	152,539	14,399,682

		78,999,771

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	105,504	26,965,767
Equinix, Inc.	35,751	23,489,122

		50,454,889

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	36,333	17,413,680

Health Care Equipment & Supplies — 5.0%
Abbott Laboratories	309,193	33,593,819
Alcon, Inc. (Switzerland)	323,062	22,578,803
Becton, Dickinson & Co.	82,237	20,273,888
Boston Scientific Corp.*	465,155	17,336,327
Dexcom, Inc.*	280,684	20,919,378
Edwards Lifesciences Corp.*	130,121	12,373,206
Insulet Corp.*(a)	33,553	7,312,541
Intuitive Surgical, Inc.*	212,679	42,686,802
STERIS PLC	27,731	5,716,746
Stryker Corp.	180,110	35,829,282

		218,620,792

Health Care Providers & Services — 4.2%
Cigna Corp.	129,212	34,049,946
Humana, Inc.	26,894	12,588,275
UnitedHealth Group, Inc.	266,556	136,911,158

		183,549,379

Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc. (Class A Stock)*	139,467	12,423,721
Booking Holdings, Inc.*	6,416	11,221,520
Chipotle Mexican Grill, Inc.*	20,047	26,206,641
Hilton Worldwide Holdings, Inc.	96,903	10,798,870
Marriott International, Inc. (Class A Stock)	71,705	9,752,597

		70,403,349

Household Products — 0.3%
Colgate-Palmolive Co.	186,795	14,969,751

Insurance — 0.5%
Aon PLC (Class A Stock)	62,173	16,766,815
Arthur J. Gallagher & Co.	19,435	3,168,682

		19,935,497

Interactive Media & Services — 8.8%
Alphabet, Inc. (Class A Stock)*	86,853	189,275,269
Alphabet, Inc. (Class C Stock)*	36,911	80,740,967
Bumble, Inc. (Class A Stock)*	52,043	1,465,010
IAC/InterActiveCorp*	60,864	4,623,838
Match Group, Inc.*	198,845	13,857,508
Meta Platforms, Inc. (Class A Stock)*	525,108	84,673,665
Snap, Inc. (Class A Stock)*	705,285	9,260,392
ZoomInfo Technologies, Inc.*	124,021	4,122,458

		388,019,107

SEE NOTES TO FINANCIAL STATEMENTS.
A100

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.*	2,873,246	$305,167,458
Coupang, Inc. (South Korea)*(a)	340,927	4,346,819
DoorDash, Inc. (Class A Stock)*(a)	39,415	2,529,261
MercadoLibre, Inc. (Brazil)*	14,137	9,003,431

		321,046,969

IT Services — 8.2%
Accenture PLC (Class A Stock)	20,617	5,724,310
Adyen NV (Netherlands), 144A*	10,735	15,620,395
Affirm Holdings, Inc.*(a)	116,719	2,107,945
Block, Inc.*	76,511	4,702,366
Fidelity National Information Services, Inc.	132,418	12,138,758
Fiserv, Inc.*	292,395	26,014,383
Global Payments, Inc.	168,512	18,644,168
Mastercard, Inc. (Class A Stock)	270,297	85,273,297
MongoDB, Inc.*(a)	33,452	8,680,794
PayPal Holdings, Inc.*	235,996	16,481,961
Shopify, Inc. (Canada) (Class A Stock)*	17,991	562,039
Snowflake, Inc. (Class A Stock)*	89,696	12,473,126
Visa, Inc. (Class A Stock)(a)	786,164	154,787,830

		363,211,372

Leisure Products — 0.1%
Peloton Interactive, Inc. (Class A Stock)*(a)	420,799	3,862,935

Life Sciences Tools & Services — 3.3%
Avantor, Inc.*	378,087	11,758,506
Danaher Corp.	197,599	50,095,298
ICON PLC (Ireland)*	49,371	10,698,696
Thermo Fisher Scientific, Inc.	133,903	72,746,822

		145,299,322

Machinery — 0.2%
Ingersoll Rand, Inc.	258,340	10,870,947

Media — 0.3%
Charter Communications, Inc. (Class A Stock)*	25,573	11,981,718

Multiline Retail — 0.6%
Dollar General Corp.	64,718	15,884,386
Dollar Tree, Inc.*	28,519	4,444,686
Target Corp.	47,328	6,684,134

		27,013,206

Oil, Gas & Consumable Fuels — 0.2%
EOG Resources, Inc.	35,776	3,951,101
Hess Corp.	38,509	4,079,644

		8,030,745

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	158,620	40,395,755

Pharmaceuticals — 2.3%
Daiichi Sankyo Co. Ltd. (Japan), ADR(a)	170,256	4,326,205
Eli Lilly & Co.	99,727	32,334,485
Novo Nordisk A/S (Denmark), ADR	110,259	12,286,161

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	307,909	$52,926,478

		101,873,329

Professional Services — 1.2%
Clarivate PLC*	311,266	4,314,147
CoStar Group, Inc.*	149,664	9,041,202
Equifax, Inc.	48,680	8,897,730
TransUnion	131,265	10,499,887
Verisk Analytics, Inc.	104,694	18,121,485

		50,874,451

Road & Rail — 0.8%
Canadian Pacific Railway Ltd. (Canada)	131,601	9,191,014
Old Dominion Freight Line, Inc.	12,879	3,300,630
Uber Technologies, Inc.*	1,118,999	22,894,720

		35,386,364

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.*	98,567	7,537,418
Applied Materials, Inc.	55,680	5,065,766
ASML Holding NV (Netherlands)	94,087	44,774,122
Broadcom, Inc.	36,886	17,919,588
Intel Corp.	338,537	12,664,669
Lam Research Corp.	23,770	10,129,586
NVIDIA Corp.	691,660	104,848,739

		202,939,888

Software — 20.1%
Adobe, Inc.*	229,008	83,830,669
Atlassian Corp. PLC (Class A Stock)*	220,995	41,414,463
Autodesk, Inc.*	46,870	8,059,765
Black Knight, Inc.*	46,924	3,068,360
Cadence Design Systems, Inc.*	70,278	10,543,808
Crowdstrike Holdings, Inc. (Class A Stock)*	93,257	15,719,400
Fortinet, Inc.*	305,064	17,260,521
HashiCorp, Inc. (Class A Stock)*(a)	19,484	573,609
HubSpot, Inc.*	13,687	4,114,997
Intuit, Inc.	164,813	63,525,523
Microsoft Corp.	1,530,157	392,990,222
Palo Alto Networks, Inc.*	77,555	38,307,517
Roper Technologies, Inc.	16,295	6,430,822
Salesforce, Inc.*	564,183	93,112,762
SentinelOne, Inc. (Class A Stock)*(a)	168,822	3,938,617
ServiceNow, Inc.*	68,647	32,643,021
Splunk, Inc.*	175,791	15,550,472
Synopsys, Inc.*	67,151	20,393,759
Trade Desk, Inc. (The) (Class A Stock)*	213,111	8,927,220
UiPath, Inc. (Class A Stock)*	238,534	4,338,933
Unity Software, Inc.*	125,829	4,633,024
Workday, Inc. (Class A Stock)*	104,863	14,636,778

		884,014,262

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	103,638	17,938,702
Carvana Co.*(a)	89,286	2,016,078
Home Depot, Inc. (The)	51,712	14,183,050

SEE NOTES TO FINANCIAL STATEMENTS.
A101

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
O’Reilly Automotive, Inc.*	13,836	$8,741,031
Ross Stores, Inc.	210,614	14,791,421
TJX Cos., Inc. (The)	238,080	13,296,768
Tractor Supply Co.	87,988	17,056,474

		88,023,524

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	1,783,804	243,881,683

Textiles, Apparel & Luxury Goods — 2.2%
Lululemon Athletica, Inc.*	80,406	21,919,480
LVMH Moet Hennessy Louis Vuitton SE (France)	38,872	23,702,305
NIKE, Inc. (Class B Stock)	492,243	50,307,234

		95,929,019

Trading Companies & Distributors — 0.6%
W.W. Grainger, Inc.	61,053	27,744,315

TOTAL COMMON STOCKS (cost $3,504,451,439)		4,163,618,118

EXCHANGE-TRADED FUNDS — 2.8%
iShares Core S&P 500 ETF	97,351	36,910,632
iShares MSCI USA Value Factor ETF	399,966	36,204,922
SPDR Portfolio S&P 500 Growth ETF	223,055	11,661,316
Vanguard Dividend Appreciation ETF	174,082	24,975,545
Vanguard Russell 1000 Growth ETF	207,312	11,667,519

TOTAL EXCHANGE-TRADED FUNDS (cost $121,226,027)		121,419,934

TOTAL LONG-TERM INVESTMENTS (cost $3,625,677,466)		4,285,038,052

SHORT-TERM INVESTMENTS — 3.5%
AFFILIATED MUTUAL FUND — 0.8%
PGIM Institutional Money Market Fund (cost $34,900,199; includes $34,864,549 of cash collateral for securities on loan)(b)(wa)	34,928,394	34,896,958

	Shares	Value

UNAFFILIATED FUNDS — 2.7%
Dreyfus Government Cash Management (Institutional Shares)	97,023,366	$97,023,366
Fidelity Investments Money Market Funds - Treasury Only Portfolio (Institutional Shares)	23,736,498	23,736,498

TOTAL UNAFFILIATED FUNDS (cost $120,759,864)		120,759,864

TOTAL SHORT-TERM INVESTMENTS (cost $155,660,063)		155,656,822

TOTAL INVESTMENTS—100.8% (cost $3,781,337,529)		4,440,694,874

Liabilities in excess of other assets — (0.8)%		(33,871,355)

NET ASSETS — 100.0%		$4,406,823,519

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,360,461; cash collateral of $34,864,549 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$28,619,155	$—	$—
Air Freight & Logistics	34,450,409	—	—
Auto Components	14,617,456	—	—

SEE NOTES TO FINANCIAL STATEMENTS.
A102

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Automobiles	$76,255,898	$—	$—
Beverages	28,774,451	—	—
Biotechnology	33,911,736	—	—
Building Products	5,673,493	—	—
Capital Markets	115,648,361	—	—
Chemicals	36,823,412	—	—
Commercial Services & Supplies	161,890	—	—
Construction Materials	16,557,918	—	—
Consumer Finance	5,278,372	—	—
Electrical Equipment	33,008,586	—	—
Electronic Equipment, Instruments & Components	14,054,669	—	—
Energy Equipment & Services	15,036,293	—	—
Entertainment	78,999,771	—	—
Equity Real Estate Investment Trusts (REITs)	50,454,889	—	—
Food & Staples Retailing	17,413,680	—	—
Health Care Equipment & Supplies	218,620,792	—	—
Health Care Providers & Services	183,549,379	—	—
Hotels, Restaurants & Leisure	70,403,349	—	—
Household Products	14,969,751	—	—
Insurance	19,935,497	—	—
Interactive Media & Services	388,019,107	—	—
Internet & Direct Marketing Retail	321,046,969	—	—
IT Services	347,590,977	15,620,395	—
Leisure Products	3,862,935	—	—
Life Sciences Tools & Services	145,299,322	—	—
Machinery	10,870,947	—	—
Media	11,981,718	—	—
Multiline Retail	27,013,206	—	—
Oil, Gas & Consumable Fuels	8,030,745	—	—
Personal Products	40,395,755	—	—
Pharmaceuticals	101,873,329	—	—
Professional Services	50,874,451	—	—
Road & Rail	35,386,364	—	—
Semiconductors & Semiconductor Equipment	202,939,888	—	—
Software	884,014,262	—	—
Specialty Retail	88,023,524	—	—
Technology Hardware, Storage & Peripherals	243,881,683	—	—
Textiles, Apparel & Luxury Goods	72,226,714	23,702,305	—
Trading Companies & Distributors	27,744,315	—	—
Exchange-Traded Funds	121,419,934	—	—
Short-Term Investments
Affiliated Mutual Fund	34,896,958	—	—
Unaffiliated Funds	120,759,864	—	—

Total	$4,401,372,174	$39,322,700	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Software	20.1%
Interactive Media & Services	8.8
IT Services	8.2
Internet & Direct Marketing Retail	7.3
Technology Hardware, Storage & Peripherals	5.5
Health Care Equipment & Supplies	5.0

Semiconductors & Semiconductor Equipment	4.6%
Health Care Providers & Services	4.2
Life Sciences Tools & Services	3.3
Exchange-Traded Funds	2.8
Unaffiliated Funds	2.7
Capital Markets	2.6

SEE NOTES TO FINANCIAL STATEMENTS.
A103

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Pharmaceuticals	2.3%
Textiles, Apparel & Luxury Goods	2.2
Specialty Retail	2.0
Entertainment	1.8
Automobiles	1.7
Hotels, Restaurants & Leisure	1.6
Professional Services	1.2
Equity Real Estate Investment Trusts (REITs)	1.1
Personal Products	0.9
Chemicals	0.8
Road & Rail	0.8
Affiliated Mutual Fund (0.8% represents investments purchased with collateral from securities on loan)	0.8
Air Freight & Logistics	0.8
Biotechnology	0.8
Electrical Equipment	0.8
Beverages	0.7
Aerospace & Defense	0.7
Trading Companies & Distributors	0.6
Multiline Retail	0.6

Insurance	0.5%
Food & Staples Retailing	0.4
Construction Materials	0.4
Energy Equipment & Services	0.3
Household Products	0.3
Auto Components	0.3
Electronic Equipment, Instruments & Components	0.3
Media	0.3
Machinery	0.2
Oil, Gas & Consumable Fuels	0.2
Building Products	0.1
Consumer Finance	0.1
Leisure Products	0.1
Commercial Services & Supplies	0.0 *

100.8
Liabilities in excess of other assets	(0.8)

100.0%

* Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$33,360,461	$(33,360,461)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.
A104

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $33,360,461:
Unaffiliated investments (cost $3,746,437,330)	$4,405,797,916
Affiliated investments (cost $34,900,199)	34,896,958
Receivable for Portfolio shares sold	14,179,193
Receivable for investments sold	11,670,144
Tax reclaim receivable	4,825,635
Dividends receivable	917,804
Prepaid expenses and other assets	80,037

Total Assets	4,472,367,687

LIABILITIES
Payable to broker for collateral for securities on loan	34,864,549
Payable for investments purchased	27,979,305
Payable to affiliate	1,123,543
Management fee payable	1,111,720
Accrued expenses and other liabilities	298,931
Distribution fee payable	123,721
Payable for Portfolio shares purchased	37,497
Trustees’ fees payable	2,844
Affiliated transfer agent fee payable	2,047
Payable to custodian	11

Total Liabilities	65,544,168

NET ASSETS	$4,406,823,519

Net assets were comprised of:
Partners’ Equity	$4,406,823,519

Net asset value and redemption price per share, $4,406,823,519 / 85,387,810 outstanding shares of beneficial interest	$51.61

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $87,426 foreign withholding tax, of which $49,853 is reimbursable by an affiliate)	$5,294,792
Income from securities lending, net (including affiliated income of $36,848)	100,182
Affiliated dividend income	543

Total income	5,395,517

EXPENSES
Management fee	8,370,426
Distribution fee	3,082,612
Custodian and accounting fees	80,579
Trustees’ fees	21,553
Legal fees and expenses	16,553
Audit fee	12,199
Transfer agent’s fees and expenses (including affiliated expense of $3,019)	3,708
Shareholders’ reports	2,976
Miscellaneous	32,396

Total expenses	11,623,002
Less: Fee waiver and/or expense reimbursement	(793,945)

Net expenses	10,829,057

NET INVESTMENT INCOME (LOSS)	(5,433,540)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(17,205))	94,961,595
In-kind transactions(1)	14,817,893
Foreign currency transactions	(31,741)

109,747,747

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,621)	(1,031,948,181)
Foreign currencies	2,900

(1,031,945,281)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(922,197,534)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(927,631,074)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(5,433,540)	$(16,836,856)
Net realized gain (loss) on investment and foreign currency transactions	109,747,747	808,441,615
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,031,945,281)	(303,772,078)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(927,631,074)	487,832,681

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [9,589,825 and 2,286,613 shares, respectively]	519,592,695	165,463,801
Portfolio shares issued in merger [45,781,535 and 0 shares, respectively]	2,422,758,807	—
Portfolio shares purchased [6,813,126 and 21,144,828 shares, respectively]	(390,757,553)	(1,463,493,530)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	2,551,593,949	(1,298,029,729)

TOTAL INCREASE (DECREASE)	1,623,962,875	(810,197,048)
NET ASSETS:
Beginning of period	2,782,860,644	3,593,057,692

End of period	$4,406,823,519	$2,782,860,644

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.
A105

AST LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$75.56		$64.52	$46.15	$35.99		$34.65		$25.13

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.13)		(0.38)	(0.23)	(0.04)		0.04		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(23.82)		11.42	18.60	10.20		1.30		9.54

Total from investment operations	(23.95)		11.04	18.37	10.16		1.34		9.52

Capital Contributions	—		—	—	—	(b)(c)	—	(c)(d)	—

Net Asset Value, end of period	$51.61		$75.56	$64.52	$46.15		$35.99		$34.65

Total Return(e)	(31.70)%		17.11%	39.80%	28.23	%(f)	3.87	%(f)	37.88%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,407		$2,783	$3,593	$2,939		$2,373		$2,622
Average net assets (in millions)	$2,487		$3,128	$2,993	$2,768		$2,763		$2,257
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.88	%(h)	0.88%	0.90%	0.90%		0.90%		0.92%
Expenses before waivers and/or expense reimbursement	0.94	%(h)	0.93%	0.94%	0.94%		0.94%		0.94%
Net investment income (loss)	(0.44	)%(h)	(0.54)%	(0.44)%	(0.09)%		0.11%		(0.08)%
Portfolio turnover rate(i)	59%		16%	42%	28%		33%		41%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A106

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.7%

COMMON STOCKS — 94.8%
Aerospace & Defense — 3.2%
Boeing Co. (The)*	17,212	$2,353,225
General Dynamics Corp.	106,608	23,587,020
Huntington Ingalls Industries, Inc.	16,883	3,677,455
L3Harris Technologies, Inc.	65,293	15,781,318
Northrop Grumman Corp.	64,401	30,820,386
Raytheon Technologies Corp.(a)	168,564	16,200,686

		92,420,090

Air Freight & Logistics — 1.0%
FedEx Corp.	69,801	15,824,585
United Parcel Service, Inc. (Class B Stock)	75,577	13,795,825

		29,620,410

Airlines — 0.1%
Southwest Airlines Co.*	86,784	3,134,638

Auto Components — 0.6%
Adient PLC*(a)	77,144	2,285,777
Magna International, Inc. (Canada)(a)	262,261	14,398,129

		16,683,906

Automobiles — 0.7%
General Motors Co.*	605,020	19,215,435

Banks — 7.0%
Bank of America Corp.	144,080	4,485,210
Citigroup, Inc.	884,084	40,659,023
Citizens Financial Group, Inc.	239,427	8,545,150
Fifth Third Bancorp(a)	54,939	1,845,950
Huntington Bancshares, Inc.	409,330	4,924,240
JPMorgan Chase & Co.	409,417	46,104,448
M&T Bank Corp.	59,757	9,524,668
PNC Financial Services Group, Inc. (The)	123,732	19,521,198
Royal Bank of Canada (Canada)	100,462	9,727,769
Truist Financial Corp.	343,657	16,299,652
U.S. Bancorp	52,336	2,408,503
Wells Fargo & Co.	926,073	36,274,279

		200,320,090

Beverages — 0.9%
Coca-Cola Co. (The)	88,264	5,552,688
Diageo PLC (United Kingdom)	269,980	11,625,833
PepsiCo, Inc.	56,885	9,480,454

		26,658,975

Biotechnology — 0.3%
AbbVie, Inc.	61,058	9,351,643

Building Products — 1.3%
Johnson Controls International PLC	484,664	23,205,712
Masco Corp.(a)	138,985	7,032,641
Trane Technologies PLC	55,282	7,179,474

		37,417,827

Capital Markets — 5.5%
Ares Management Corp. (Class A Stock)	205,040	11,658,574

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Bank of New York Mellon Corp. (The)	309,317	$12,901,612
BlackRock, Inc.	37,706	22,964,462
Charles Schwab Corp. (The)	54,662	3,453,545
Credit Suisse Group AG (Switzerland), ADR(a)	798,074	4,525,080
Goldman Sachs Group, Inc. (The)	101,987	30,292,179
KKR & Co., Inc.	97,724	4,523,644
Moody’s Corp.	21,201	5,766,036
Morgan Stanley	498,598	37,923,364
Nasdaq, Inc.	91,520	13,960,461
State Street Corp.	179,211	11,048,358

		159,017,315

Chemicals — 2.9%
Celanese Corp.	47,037	5,532,022
CF Industries Holdings, Inc.	55,621	4,768,388
DuPont de Nemours, Inc.	164,637	9,150,524
International Flavors & Fragrances, Inc.	98,705	11,757,740
LyondellBasell Industries NV (Class A Stock)	108,167	9,460,286
Olin Corp.	113,300	5,243,524
PPG Industries, Inc.	218,128	24,940,755
RPM International, Inc.	41,937	3,301,281
Sherwin-Williams Co. (The)	40,299	9,023,349

		83,177,869

Commercial Services & Supplies — 0.1%
Stericycle, Inc.*	76,697	3,363,163

Communications Equipment — 1.7%
Cisco Systems, Inc.	543,256	23,164,436
F5, Inc.*	112,619	17,235,212
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	1,273,558	9,424,329

		49,823,977

Consumer Finance — 0.4%
American Express Co.	90,514	12,547,051

Containers & Packaging — 0.5%
International Paper Co.	331,801	13,879,236

Diversified Financial Services — 0.3%
Equitable Holdings, Inc.	361,595	9,426,782

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	141,391	7,175,593

Electric Utilities — 4.5%
American Electric Power Co., Inc.	195,757	18,780,927
Constellation Energy Corp.	85,231	4,880,327
Duke Energy Corp.	263,361	28,234,933
Entergy Corp.	42,974	4,840,591
Exelon Corp.	295,986	13,414,085
NextEra Energy, Inc.	86,429	6,694,790
PPL Corp.	557,308	15,119,766
Southern Co. (The)	456,439	32,548,665
Xcel Energy, Inc.	62,910	4,451,512

		128,965,596

Electrical Equipment — 1.2%
Eaton Corp. PLC	182,811	23,032,358

SEE NOTES TO FINANCIAL STATEMENTS.
A107

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Hubbell, Inc.	63,411	$11,323,936

		34,356,294

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	561,217	17,683,947
TE Connectivity Ltd. (Switzerland)	177,092	20,037,960

		37,721,907

Energy Equipment & Services — 0.8%
Baker Hughes Co.(a)	95,118	2,746,057
Halliburton Co.	140,685	4,411,881
NOV, Inc.(a)	691,409	11,691,726
Schlumberger NV	114,542	4,096,022

		22,945,686

Entertainment — 0.7%
Walt Disney Co. (The)*	95,048	8,972,531
Warner Bros Discovery, Inc.*	817,574	10,971,843

		19,944,374

Equity Real Estate Investment Trusts (REITs) — 2.1%
AvalonBay Communities, Inc.	51,417	9,987,752
Crown Castle International Corp.	74,601	12,561,316
Equinix, Inc.	6,673	4,384,295
Gaming & Leisure Properties, Inc.	262,471	12,036,920
Public Storage	11,537	3,607,274
Welltower, Inc.	117,251	9,655,620
Weyerhaeuser Co.	272,927	9,039,342

		61,272,519

Food & Staples Retailing — 0.3%
Walmart, Inc.	80,897	9,835,457

Food Products — 2.3%
Archer-Daniels-Midland Co.	134,216	10,415,162
Bunge Ltd.	20,950	1,899,955
Conagra Brands, Inc.	277,372	9,497,217
Kellogg Co.(a)	116,420	8,305,403
Mondelez International, Inc. (Class A Stock)	344,336	21,379,822
Nestle SA	105,235	12,280,461
Tyson Foods, Inc. (Class A Stock)	12,618	1,085,905

		64,863,925

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	110,646	12,021,688
Baxter International, Inc.	172,543	11,082,437
Becton, Dickinson & Co.	90,999	22,433,983
Boston Scientific Corp.*	198,214	7,387,436
Hologic, Inc.*	62,346	4,320,578
Medtronic PLC	416,928	37,419,288
Zimmer Biomet Holdings, Inc.	123,689	12,994,766

		107,660,176

Health Care Providers & Services — 4.4%
Cigna Corp.	115,586	30,459,223
CVS Health Corp.	141,788	13,138,076
Elevance Health, Inc.	98,316	47,445,335
HCA Healthcare, Inc.	37,761	6,346,114

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
McKesson Corp.	36,565	$11,927,869
UnitedHealth Group, Inc.	34,893	17,922,091

		127,238,708

Hotels, Restaurants & Leisure — 0.7%
Booking Holdings, Inc.*	2,614	4,571,860
Las Vegas Sands Corp.*	94,966	3,189,908
Marriott International, Inc. (Class A Stock)	51,756	7,039,334
Starbucks Corp.	64,057	4,893,314

		19,694,416

Household Products — 1.6%
Colgate-Palmolive Co.	66,210	5,306,070
Kimberly-Clark Corp.	182,332	24,642,170
Procter & Gamble Co. (The)	70,004	10,065,875
Reckitt Benckiser Group PLC (United Kingdom)	67,824	5,090,692

		45,104,807

Industrial Conglomerates — 2.5%
General Electric Co.	623,373	39,690,159
Honeywell International, Inc.	163,781	28,466,776
Siemens AG (Germany), ADR	90,939	4,645,164

		72,802,099

Insurance — 7.0%
American International Group, Inc.	618,577	31,627,842
Aon PLC (Class A Stock)	73,569	19,840,088
Chubb Ltd.	256,095	50,343,155
Hartford Financial Services Group, Inc. (The)	164,578	10,768,339
Marsh & McLennan Cos., Inc.	120,327	18,680,767
MetLife, Inc.	309,414	19,428,105
Progressive Corp. (The)	276,508	32,149,585
Travelers Cos., Inc. (The)	105,410	17,827,993

		200,665,874

Interactive Media & Services — 0.4%
Alphabet, Inc. (Class A Stock)*	2,700	5,884,002
Alphabet, Inc. (Class C Stock)*	2,084	4,558,646
Meta Platforms, Inc. (Class A Stock)*	9,362	1,509,622

		11,952,270

IT Services — 1.6%
Accenture PLC (Class A Stock)	64,558	17,924,529
Amdocs Ltd.(a)	37,926	3,159,615
Euronet Worldwide, Inc.*	75,559	7,600,480
Fidelity National Information Services, Inc.	56,398	5,170,004
Fiserv, Inc.*	139,901	12,446,992

		46,301,620

Life Sciences Tools & Services — 1.1%
Danaher Corp.	41,819	10,601,953
Thermo Fisher Scientific, Inc.	38,889	21,127,616

		31,729,569

SEE NOTES TO FINANCIAL STATEMENTS.
A108

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery — 2.2%
Caterpillar, Inc.	12,051	$2,154,237
CNH Industrial NV (United Kingdom)(a)	668,998	7,753,687
Cummins, Inc.	89,819	17,382,671
Illinois Tool Works, Inc.	72,597	13,230,803
Iveco Group NV (Italy)*	260,271	1,378,588
Otis Worldwide Corp.	34,898	2,466,242
PACCAR, Inc.	139,480	11,484,783
Stanley Black & Decker, Inc.	78,025	8,181,701

		64,032,712

Media — 2.4%
Charter Communications, Inc. (Class A Stock)*	20,968	9,824,137
Comcast Corp. (Class A Stock)	1,338,810	52,534,904
News Corp. (Class A Stock)	415,068	6,466,760

		68,825,801

Metals & Mining — 0.1%
Rio Tinto PLC (Australia), ADR(a)	40,992	2,500,512

Multiline Retail — 0.3%
Kohl’s Corp.(a)	58,274	2,079,799
Target Corp.	54,623	7,714,406

		9,794,205

Multi-Utilities — 1.9%
Ameren Corp.	69,026	6,237,189
Dominion Energy, Inc.	311,950	24,896,729
Sempra Energy	157,595	23,681,801

		54,815,719

Oil, Gas & Consumable Fuels — 6.2%
APA Corp.	331,330	11,563,417
ConocoPhillips	458,771	41,202,224
Coterra Energy, Inc.	478,861	12,349,825
EOG Resources, Inc.	102,518	11,322,088
Exxon Mobil Corp.	82,207	7,040,207
Hess Corp.	75,570	8,005,886
Marathon Oil Corp.	586,661	13,188,139
Murphy Oil Corp.(a)	140,054	4,228,230
Phillips 66	59,325	4,864,057
Pioneer Natural Resources Co.	70,838	15,802,541
Shell PLC (Netherlands), ADR	210,796	11,022,523
Suncor Energy, Inc. (Canada)	141,257	4,953,883
TC Energy Corp. (Canada) (NYSE)(a)	133,901	6,937,411
TC Energy Corp. (Canada) (TSX)	218,604	11,324,203
TotalEnergies SE (France), ADR	298,350	15,705,144

		179,509,778

Personal Products — 0.8%
Unilever PLC (United Kingdom), ADR(a)	483,042	22,137,815

Pharmaceuticals — 8.2%
AstraZeneca PLC (United Kingdom), ADR	186,241	12,304,943
Bristol-Myers Squibb Co.	79,045	6,086,465
Elanco Animal Health, Inc.*	145,586	2,857,853
Eli Lilly & Co.	46,731	15,151,592
GSK PLC, ADR(a)	171,393	7,460,737

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson	397,431	$70,547,977
Merck & Co., Inc.	491,832	44,840,324
Pfizer, Inc.	1,106,009	57,988,052
Roche Holding AG	35,862	11,967,829
Sanofi (France), ADR	113,902	5,698,517

		234,904,289

Professional Services — 0.3%
Equifax, Inc.	53,620	9,800,664

Road & Rail — 1.1%
Canadian National Railway Co. (Canada) (NYSE)	44,636	5,020,211
Canadian National Railway Co. (Canada) (TSX)	99,046	11,141,136
Union Pacific Corp.	73,352	15,644,515

		31,805,862

Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices, Inc.	137,118	20,031,569
Applied Materials, Inc.	22,244	2,023,759
Broadcom, Inc.	13,169	6,397,632
KLA Corp.(a)	15,291	4,879,052
NXP Semiconductors NV (China)	116,265	17,210,708
QUALCOMM, Inc.	153,065	19,552,523
Texas Instruments, Inc.	226,544	34,808,486

		104,903,729

Software — 1.5%
Citrix Systems, Inc.	42,968	4,175,201
Microsoft Corp.	87,434	22,455,674
Oracle Corp.	238,060	16,633,252

		43,264,127

Specialty Retail — 1.9%
Best Buy Co., Inc.(a)	46,810	3,051,544
Home Depot, Inc. (The)	31,319	8,589,862
Lowe’s Cos., Inc.	135,089	23,595,996
TJX Cos., Inc. (The)	329,121	18,381,408

		53,618,810

Tobacco — 0.9%
Philip Morris International, Inc.	267,662	26,428,946

Wireless Telecommunication Services — 0.3%
Vodafone Group PLC (United Kingdom), ADR(a)	546,044	8,507,366

TOTAL COMMON STOCKS (cost $2,657,097,225)		2,731,139,632

EXCHANGE-TRADED FUNDS — 2.8%
iShares MSCI USA Value Factor ETF	285,621	25,854,413
iShares Russell 1000 Value ETF	184,598	26,761,172
SPDR Portfolio S&P 500 Value ETF	735,477	27,080,263

TOTAL EXCHANGE-TRADED FUNDS (cost $90,078,615)		79,695,848

SEE NOTES TO FINANCIAL STATEMENTS.
A109

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

PREFERRED STOCKS — 0.1%
Electric Utilities — 0.1%
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	34,847	$1,846,194

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	20,784	1,027,976

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	4,070	130,403

TOTAL PREFERRED STOCKS (cost $2,856,623)		3,004,573

TOTAL LONG-TERM INVESTMENTS (cost $2,750,032,463)		2,813,840,053

SHORT-TERM INVESTMENTS — 5.9%

AFFILIATED MUTUAL FUND — 3.4%
PGIM Institutional Money Market Fund (cost $97,326,743; includes $97,238,443 of cash collateral for securities on loan)(b)(wa)	97,406,933	97,319,267

UNAFFILIATED FUND — 2.5%
Dreyfus Government Cash Management (Institutional Shares)	72,455,389	72,455,389

(cost $72,455,389)

TOTAL SHORT-TERM INVESTMENTS (cost $169,782,132)		169,774,656

TOTAL INVESTMENTS—103.6% (cost $2,919,814,595)		2,983,614,709
Liabilities in excess of other assets — (3.6)%		(104,717,870)

NET ASSETS — 100.0%		$2,878,896,839

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,609,755; cash collateral of $97,238,443 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$92,420,090	$—	$—
Air Freight & Logistics	29,620,410	—	—
Airlines.	3,134,638	—	—
Auto Components	16,683,906	—	—
Automobiles	19,215,435	—	—
Banks	200,320,090	—	—
Beverages	15,033,142	11,625,833	—
Biotechnology	9,351,643	—	—

SEE NOTES TO FINANCIAL STATEMENTS.
A110

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Building Products	$37,417,827	$—	$—
Capital Markets	159,017,315	—	—
Chemicals	83,177,869	—	—
Commercial Services & Supplies	3,363,163	—	—
Communications Equipment	49,823,977	—	—
Consumer Finance	12,547,051	—	—
Containers & Packaging	13,879,236	—	—
Diversified Financial Services	9,426,782	—	—
Diversified Telecommunication Services	7,175,593	—	—
Electric Utilities	128,965,596	—	—
Electrical Equipment	34,356,294	—	—
Electronic Equipment, Instruments & Components	37,721,907	—	—
Energy Equipment & Services	22,945,686	—	—
Entertainment	19,944,374	—	—
Equity Real Estate Investment Trusts (REITs)	61,272,519	—	—
Food & Staples Retailing	9,835,457	—	—
Food Products	52,583,464	12,280,461	—
Health Care Equipment & Supplies	107,660,176	—	—
Health Care Providers & Services	127,238,708	—	—
Hotels, Restaurants & Leisure	19,694,416	—	—
Household Products	40,014,115	5,090,692	—
Industrial Conglomerates	72,802,099	—	—
Insurance	200,665,874	—	—
Interactive Media & Services	11,952,270	—	—
IT Services	46,301,620	—	—
Life Sciences Tools & Services	31,729,569	—	—
Machinery	62,654,124	1,378,588	—
Media	68,825,801	—	—
Metals & Mining	2,500,512	—	—
Multiline Retail	9,794,205	—	—
Multi-Utilities	54,815,719	—	—
Oil, Gas & Consumable Fuels	179,509,778	—	—
Personal Products	22,137,815	—	—
Pharmaceuticals	222,936,460	11,967,829	—
Professional Services	9,800,664	—	—
Road & Rail	31,805,862	—	—
Semiconductors & Semiconductor Equipment	104,903,729	—	—
Software	43,264,127	—	—
Specialty Retail	53,618,810	—	—
Tobacco	26,428,946	—	—
Wireless Telecommunication Services	8,507,366	—	—
Exchange-Traded Funds	79,695,848	—	—
Preferred Stocks
Electric Utilities	1,846,194	—	—
Health Care Equipment & Supplies	1,027,976	—	—
Pharmaceuticals	130,403	—	—
Short-Term Investments
Affiliated Mutual Fund	97,319,267	—	—
Unaffiliated Fund	72,455,389	—	—

Total	$2,941,271,306	$42,343,403	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Pharmaceuticals	8.2%	Insurance	7.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A111

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Banks	7.0%
Oil, Gas & Consumable Fuels	6.2
Capital Markets	5.5
Electric Utilities	4.6
Health Care Providers & Services	4.4
Health Care Equipment & Supplies	3.7
Semiconductors & Semiconductor Equipment	3.7
Affiliated Mutual Fund (3.4% represents investments purchased with collateral from securities on loan)	3.4
Aerospace & Defense	3.2
Chemicals	2.9
Exchange-Traded Funds	2.8
Industrial Conglomerates	2.5
Unaffiliated Fund	2.5
Media	2.4
Food Products	2.3
Machinery	2.2
Equity Real Estate Investment Trusts (REITs)	2.1
Multi-Utilities	1.9
Specialty Retail	1.9
Communications Equipment	1.7
IT Services	1.6
Household Products	1.6
Software	1.5
Electronic Equipment, Instruments & Components	1.3
Building Products	1.3
Electrical Equipment	1.2
Road & Rail	1.1

Life Sciences Tools & Services	1.1%
Air Freight & Logistics	1.0
Beverages	0.9
Tobacco	0.9
Energy Equipment & Services	0.8
Personal Products	0.8
Entertainment	0.7
Hotels, Restaurants & Leisure	0.7
Automobiles	0.7
Auto Components	0.6
Containers & Packaging	0.5
Consumer Finance	0.4
Interactive Media & Services	0.4
Food & Staples Retailing	0.3
Professional Services	0.3
Multiline Retail	0.3
Diversified Financial Services	0.3
Biotechnology	0.3
Wireless Telecommunication Services	0.3
Diversified Telecommunication Services	0.3
Commercial Services & Supplies	0.1
Airlines	0.1
Metals & Mining	0.1

103.6
Liabilities in excess of other assets	(3.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$93,609,755	$(93,609,755)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.
A112

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $93,609,755:
Unaffiliated investments (cost $2,822,487,852)	$2,886,295,442
Affiliated investments (cost $97,326,743)	97,319,267
Cash	111,068
Foreign currency, at value (cost $36,164)	36,569
Tax reclaim receivable	5,056,830
Dividends receivable	4,055,996
Receivable for investments sold	1,259,728
Receivable for Portfolio shares sold	10,425
Prepaid expenses and other assets	134,844

Total Assets	2,994,280,169

LIABILITIES
Payable to broker for collateral for securities on loan	97,238,443
Payable for Portfolio shares purchased	8,985,088
Payable for investments purchased	4,686,789
Payable to affiliate	3,541,134
Management fee payable.	696,475
Accrued expenses and other liabilities	154,865
Distribution fee payable	80,024
Affiliated transfer agent fee payable	512

Total Liabilities	115,383,330

NET ASSETS	$2,878,896,839

Net assets were comprised of:
Partners’ Equity	$2,878,896,839

Net asset value and redemption price per share, $2,878,896,839 / 70,899,476 outstanding shares of beneficial interest	$40.61

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $519,775 foreign withholding tax, of which $64,701 is reimbursable by an affiliate)	$35,368,610
Income from securities lending, net (including affiliated income of $41,656)	44,998
Affiliated dividend income	61

Total income	35,413,669

EXPENSES
Management fee	7,741,904
Distribution fee	3,468,344
Custodian and accounting fees	105,763
Trustees’ fees	23,799
Legal fees and expenses	14,838
Audit fee	14,034
Transfer agent’s fees and expenses (including affiliated expense of $2,386)	3,742
Shareholders’ reports	3,647
Miscellaneous	21,468

Total expenses	11,397,539
Less: Fee waiver and/or expense reimbursement	(282,334)

Net expenses	11,115,205

NET INVESTMENT INCOME (LOSS)	24,298,464

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $7,997)	476,898,800
In-kind transactions(1)	28,896,065
Foreign currency transactions	(115,029)

505,679,836

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,476))	(798,947,254)
Foreign currencies	(25,948)

(798,973,202)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(293,293,366)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(268,994,902)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$24,298,464	$18,560,902
Net realized gain (loss) on investment and foreign currency transactions	505,679,836	632,335,369
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(798,973,202)	(36,902,088)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(268,994,902)	613,994,183

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,440,069 and 2,085,957 shares, respectively]	230,115,418	83,630,428
Portfolio shares issued in merger [52,507,570 and 0 shares, respectively]	2,373,867,252	—
Portfolio shares purchased [15,464,016 and 38,970,733 shares, respectively]	(673,991,654)	(1,646,084,397)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,929,991,016	(1,562,453,969)

TOTAL INCREASE (DECREASE)	1,660,996,114	(948,459,786)
NET ASSETS:
Beginning of period	1,217,900,725	2,166,360,511

End of period	$2,878,896,839	$1,217,900,725

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.
A113

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020		2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$42.86		$33.18	$33.08		$25.54		$29.76		$24.96

Income (Loss) From Investment Operations:
Net investment income (loss)	0.39		0.42	0.50		0.51		0.52		0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.64)		9.26	(0.40	)(b)	7.03		(4.78)		4.42

Total from investment operations	(2.25)		9.68	0.10		7.54		(4.26)		4.80

Capital Contributions	—		—	—		—	(c)(d)(e)	0.04	(d)	—

Net Asset Value, end of period	$40.61		$42.86	$33.18		$33.08		$25.54		$29.76

Total Return(f)	(5.25)%		29.21%	0.27%		29.52	%(g)	(14.18	)%(h)	19.23%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,879		$1,218	$2,166		$1,531		$1,704		$1,884
Average net assets (in millions)	$2,798		$1,748	$1,304		$1,599		$1,856		$1,679
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.80	%(j)	0.81%	0.83%		0.82%		0.83%		0.83%
Expenses before waivers and/or expense reimbursement	0.82	%(j)	0.83%	0.84%		0.83%		0.83%		0.83%
Net investment income (loss)	1.75	%(j)	1.06%	1.82%		1.71%		1.73%		1.41%
Portfolio turnover rate(k)	68%		24%	58%		16%		44%		33%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Amount rounds to zero.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conformto GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (14.31)%.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A114

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 98.7%
Austria — 0.3%
Erste Group Bank AG	60,528	$1,527,684

Canada — 3.9%
Canadian National Railway Co.	88,439	9,946,734
Canadian Pacific Railway Ltd.(a)	168,163	11,744,504

		21,691,238

Denmark — 0.5%
Carlsberg A/S (Class B Stock)	23,336	2,986,890

France — 8.0%
Air Liquide SA	36,468	4,911,422
Danone SA	167,844	9,382,905
EssilorLuxottica SA	14,073	2,114,974
Hermes International	1,550	1,741,229
Legrand SA	82,964	6,134,247
LVMH Moet Hennessy Louis Vuitton SE	20,302	12,379,198
Pernod Ricard SA	44,431	8,156,620

		44,820,595

Germany — 4.1%
Bayer AG	118,076	7,020,811
Brenntag SE	37,662	2,456,585
Deutsche Boerse AG	18,356	3,074,270
Merck KGaA	45,487	7,688,949
MTU Aero Engines AG	13,495	2,463,736

		22,704,351

Israel — 1.0%
Check Point Software Technologies Ltd.*	45,789	5,576,184

Japan — 1.8%
Hoya Corp.	27,000	2,322,898
Kubota Corp.	379,200	5,651,879
Olympus Corp.	107,000	2,145,257

		10,120,034

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV (Class O Stock)	182,992	1,022,815

Netherlands — 2.5%
Akzo Nobel NV	69,941	4,588,684
Heineken NV	93,309	8,527,977
Wolters Kluwer NV	10,267	996,233

		14,112,894

South Korea — 0.8%
Samsung Electronics Co. Ltd.	101,515	4,461,913

Spain — 0.9%
Aena SME SA, 144A*	37,101	4,722,348

Sweden — 1.6%
Essity AB (Class B Stock)	344,961	9,000,495

Switzerland — 3.5%
Adecco Group AG	40,791	1,384,579
Cie Financiere Richemont SA (Class A Stock)	76,884	8,202,830

	Shares	Value

COMMON STOCKS (continued)
Switzerland (cont’d.)
Julius Baer Group Ltd.	42,938	$1,979,287
Sonova Holding AG	5,986	1,903,112
UBS Group AG	381,383	6,158,729

		19,628,537

United Kingdom — 9.7%
Burberry Group PLC	177,003	3,538,504
Compass Group PLC	178,534	3,650,153
Diageo PLC	282,646	12,171,254
Linde PLC (NYSE)(a)	8,932	2,568,218
Linde PLC (AQUIS)(a)	39,960	11,454,091
London Stock Exchange Group PLC	40,814	3,797,085
Reckitt Benckiser Group PLC	113,200	8,496,496
Rolls-Royce Holdings PLC*	2,885,061	2,927,018
Whitbread PLC	69,438	2,095,401
WPP PLC	371,506	3,744,849

		54,443,069

United States — 59.9%
3M Co.	49,196	6,366,454
Abbott Laboratories	82,145	8,925,054
Accenture PLC (Class A Stock)	51,893	14,408,091
Alphabet, Inc. (Class A Stock)*	2,088	4,550,295
American Express Co.	48,434	6,713,921
Amphenol Corp. (Class A Stock)	53,499	3,444,266
Aon PLC (Class A Stock)	28,089	7,575,042
Aptiv PLC*	23,149	2,061,881
Boston Scientific Corp.*	227,789	8,489,696
Carrier Global Corp.	35,262	1,257,443
Charles Schwab Corp. (The)	137,971	8,717,008
Cognizant Technology Solutions Corp. (Class A Stock)	92,319	6,230,609
Colgate-Palmolive Co.	63,484	5,087,608
Comcast Corp. (Class A Stock)	382,297	15,001,334
Cooper Cos., Inc. (The)	15,914	4,982,992
eBay, Inc.	97,324	4,055,491
Equifax, Inc.	35,992	6,578,618
Fidelity National Information Services, Inc.	84,354	7,732,731
Fiserv, Inc.*	92,164	8,199,831
Goldman Sachs Group, Inc. (The)	34,964	10,385,007
Honeywell International, Inc.	65,964	11,465,203
International Flavors & Fragrances, Inc.	52,066	6,202,102
Liberty Broadband Corp. (Class C Stock)*	82,660	9,558,802
Marriott International, Inc. (Class A Stock)	24,218	3,293,890
Medtronic PLC	163,464	14,670,894
Microchip Technology, Inc.	44,044	2,558,076
Nestle SA	119,156	13,904,980
Omnicom Group, Inc.(a)	20,918	1,330,594
Oracle Corp.	128,399	8,971,238
Otis Worldwide Corp.	43,748	3,091,671
PayPal Holdings, Inc.*	30,206	2,109,587
PPG Industries, Inc.	53,319	6,096,495
Roche Holding AG	46,734	15,596,021
Schneider Electric SE	124,800	14,744,597
Stryker Corp.	44,385	8,829,508
Thermo Fisher Scientific, Inc.	34,277	18,622,009

SEE NOTES TO FINANCIAL STATEMENTS.
A115

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Union Pacific Corp.	25,296	$5,395,131
United Parcel Service, Inc. (Class B Stock)	34,148	6,233,376
Visa, Inc. (Class A Stock)(a)	87,594	17,246,383
Walt Disney Co. (The)*	77,738	7,338,467
Waters Corp.*	15,922	5,269,864
Willis Towers Watson PLC	41,884	8,267,483
Zimmer Biomet Holdings, Inc.	34,373	3,611,227

		335,170,970

TOTAL COMMON STOCKS (cost $457,101,135)		551,990,017

	Units

WARRANTS* — 0.0%
Switzerland
Cie Financiere Richemont SA, expiring 11/22/23	180,680	98,416

(cost $0)

TOTAL LONG-TERM INVESTMENTS (cost $457,101,135)		552,088,433

	Shares

SHORT-TERM INVESTMENTS — 8.7%

AFFILIATED MUTUAL FUND — 7.6%
PGIM Institutional Money Market Fund (cost $42,495,037; includes $42,457,766 of cash collateral for securities on loan)(b)(wa)	42,529,297	42,491,020

	Shares	Value

UNAFFILIATED FUND — 1.1%
Dreyfus Government Cash Management (Institutional Shares)	6,409,555	$6,409,555

(cost $6,409,555)

TOTAL SHORT-TERM INVESTMENTS (cost $48,904,592)		48,900,575

TOTAL INVESTMENTS—107.4% (cost $506,005,727)		600,989,008

Liabilities in excess of other assets — (7.4)%		(41,304,667)

NET ASSETS — 100.0%		$559,684,341

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,806,089; cash collateral of $42,457,766 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Austria	$—	$1,527,684	$—
Canada	21,691,238	—	—
Denmark	—	2,986,890	—
France	—	44,820,595	—
Germany	—	22,704,351	—
Israel	5,576,184	—	—
Japan	—	10,120,034	—
Mexico	1,022,815	—	—
Netherlands	—	14,112,894	—
South Korea	—	4,461,913	—

SEE NOTES TO FINANCIAL STATEMENTS.
A116

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Spain	$—	$4,722,348	$—
Sweden	—	9,000,495	—
Switzerland	—	19,628,537	—
United Kingdom	2,568,218	51,874,851	—
United States	290,925,372	44,245,598	—
Warrants
Switzerland	98,416	—	—
Short-Term Investments
Affiliated Mutual Fund	42,491,020	—	—
Unaffiliated Fund	6,409,555	—	—

Total	$370,782,818	$230,206,190	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

IT Services	10.1%
Health Care Equipment & Supplies	9.9
Affiliated Mutual Fund (7.6% represents investments purchased with collateral from securities on loan)	7.6
Chemicals	6.4
Capital Markets	6.3
Beverages	5.6
Pharmaceuticals	5.5
Media	5.3
Textiles, Apparel & Luxury Goods	5.0
Road & Rail	4.9
Life Sciences Tools & Services	4.2
Food Products	4.2
Household Products	4.0
Electrical Equipment	3.7
Industrial Conglomerates	3.1
Insurance	2.9
Software	2.6
Hotels, Restaurants & Leisure	1.6
Professional Services	1.6
Machinery	1.5

Entertainment	1.3%
Consumer Finance	1.2
Unaffiliated Fund	1.1
Air Freight & Logistics	1.1
Aerospace & Defense	0.9
Transportation Infrastructure	0.9
Interactive Media & Services	0.8
Technology Hardware, Storage & Peripherals	0.8
Internet & Direct Marketing Retail	0.7
Electronic Equipment, Instruments & Components	0.6
Semiconductors & Semiconductor Equipment	0.5
Banks	0.5
Trading Companies & Distributors	0.4
Auto Components	0.4
Building Products	0.2

107.4
Liabilities in excess of other assets	(7.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$40,806,089	$(40,806,089)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.
A117

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $40,806,089:
Unaffiliated investments (cost $463,510,690)	$558,497,988
Affiliated investments (cost $42,495,037)	42,491,020
Cash	38,929
Tax reclaim receivable	1,995,661
Dividends and interest receivable	601,329
Receivable for investments sold	318,956
Receivable for Portfolio shares sold	43,260
Receivable from affiliate	3,119
Prepaid expenses and other assets	1,061

Total Assets	603,991,323

LIABILITIES
Payable to broker for collateral for securities on loan	42,457,766
Payable to affiliate	717,634
Payable for investments purchased	593,796
Management fee payable	227,833
Payable for Portfolio shares purchased	185,919
Accrued expenses and other liabilities	107,745
Distribution fee payable	15,561
Affiliated transfer agent fee payable	512
Trustees’ fees payable	216

Total Liabilities	44,306,982

NET ASSETS	$559,684,341

Net assets were comprised of:
Partners’ Equity	$559,684,341

Net asset value and redemption price per share, $559,684,341 / 22,096,725 outstanding shares of beneficial interest	$25.33

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $587,665 foreign withholding tax, of which $4,747 is reimbursable by an affiliate)	$6,615,511
Income from securities lending, net (including affiliated income of $24,102)	36,476
Interest income	1,710
Affiliated dividend income.	107

Total income	6,653,804

EXPENSES
Management fee	2,764,119
Distribution fee	838,292
Custodian and accounting fees	45,839
Audit fee	14,034
Legal fees and expenses	11,613
Trustees’ fees	9,345
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,716
Shareholders’ reports	2,932
Miscellaneous	19,277

Total expenses	3,709,167
Less: Fee waiver and/or expense reimbursement	(22,466)

Net expenses	3,686,701

NET INVESTMENT INCOME (LOSS)	2,967,103

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $286)	32,471,584
Foreign currency transactions	(6,829)

32,464,755

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,017))	(197,930,251)
Foreign currencies	(103,404)

(198,033,655)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(165,568,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(162,601,797)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,967,103	$2,173,217
Net realized gain (loss) on investment and foreign currency transactions	32,464,755	60,224,215
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(198,033,655)	58,066,215

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(162,601,797)	120,463,647

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [812,527 and 975,548 shares, respectively]	22,749,187	29,223,865
Portfolio shares purchased [3,371,062 and 3,520,014 shares, respectively]	(93,948,337)	(105,326,584)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(71,199,150)	(76,102,719)

TOTAL INCREASE (DECREASE)	(233,800,947)	44,360,928
NET ASSETS:
Beginning of period	793,485,288	749,124,360

End of period	$559,684,341	$793,485,288

SEE NOTES TO FINANCIAL STATEMENTS.
A118

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$32.18		$27.54	$24.12	$18.56		$20.52		$16.57

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.08	0.12	0.22		0.18		0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.98)		4.56	3.30	5.34		(2.15)		3.80

Total from investment operations	(6.85)		4.64	3.42	5.56		(1.97)		3.95

Capital Contributions	—		—	—	—	(b)(c)(d)	0.01	(c)	—

Net Asset Value, end of period	$25.33		$32.18	$27.54	$24.12		$18.56		$20.52

Total Return(e)	(21.29)%		16.85%	14.18%	29.96	%(f)	(9.55)	%(g)	23.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$560		$793	$749	$725		$586		$754
Average net assets (in millions)	$676		$777	$642	$685		$707		$699
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.10	%(i)	1.09%	1.12%	1.11%		1.11%		1.11%
Expenses before waivers and/or expense reimbursement	1.11	%(i)	1.10%	1.13%	1.11%		1.11%		1.11%
Net investment income (loss)	0.88	%(i)	0.28%	0.52%	1.03%		0.90%		0.81%
Portfolio turnover rate(j)	4%		9%	32%	10%		10%		10%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (9.60)%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A119

AST MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.1%

COMMON STOCKS — 94.2%
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.*	21,860	$2,036,696
Howmet Aerospace, Inc.	200,883	6,317,771

		8,354,467

Banks — 0.4%
Western Alliance Bancorp	44,913	3,170,858

Beverages — 0.4%
Constellation Brands, Inc. (Class A Stock)	14,075	3,280,319

Biotechnology — 1.6%
Alnylam Pharmaceuticals, Inc.*	11,056	1,612,518
Ascendis Pharma A/S (Denmark), ADR*(a)	28,150	2,616,824
Horizon Therapeutics PLC*	74,349	5,930,076
Incyte Corp.*(a)	52,160	3,962,595

		14,122,013

Building Products — 1.1%
Advanced Drainage Systems, Inc.	29,907	2,693,724
AZEK Co., Inc. (The)*(a)	127,460	2,133,680
Builders FirstSource, Inc.*	44,450	2,386,965
Carrier Global Corp.	71,712	2,557,250

		9,771,619

Capital Markets — 4.7%
LPL Financial Holdings, Inc.(a)	26,946	4,970,998
Morningstar, Inc.	14,044	3,396,261
MSCI, Inc.	43,588	17,964,794
Nasdaq, Inc.	59,095	9,014,351
S&P Global, Inc.	2,795	942,083
Tradeweb Markets, Inc. (Class A Stock)	59,163	4,037,875

		40,326,362

Commercial Services & Supplies — 1.7%
Copart, Inc.*	57,782	6,278,592
Waste Connections, Inc.	68,572	8,500,185

		14,778,777

Communications Equipment — 0.3%
Arista Networks, Inc.*	31,253	2,929,656

Construction & Engineering — 0.2%
WillScot Mobile Mini Holdings Corp.*(a)	60,956	1,976,194

Construction Materials — 1.0%
Vulcan Materials Co.	60,609	8,612,539

Containers & Packaging — 1.4%
Ball Corp.	119,763	8,236,101
Sealed Air Corp.	65,597	3,786,259

		12,022,360

Distributors — 1.5%
LKQ Corp.	105,931	5,200,153
Pool Corp.	20,933	7,352,297

		12,552,450

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc.*	91,624	7,744,060

	Shares	Value

COMMON STOCKS (continued)
Diversified Financial Services — 0.0%
Dragoneer Growth Opportunities Corp.*	29,748	$273,682

Electrical Equipment — 1.7%
AMETEK, Inc.	96,180	10,569,220
Regal Rexnord Corp.	33,067	3,753,766

		14,322,986

Electronic Equipment, Instruments & Components — 1.9%
Keysight Technologies, Inc.*	28,128	3,877,445
Littelfuse, Inc.	19,461	4,943,873
Teledyne Technologies, Inc.*	19,139	7,179,230

		16,000,548

Entertainment — 2.0%
Electronic Arts, Inc.	18,829	2,290,548
Take-Two Interactive Software, Inc.*	107,827	13,212,042
Warner Music Group Corp. (Class A Stock)	83,799	2,041,344

		17,543,934

Equity Real Estate Investment Trusts (REITs) — 2.3%
Extra Space Storage, Inc.(a)	77,237	13,139,559
SBA Communications Corp.	21,927	7,017,736

		20,157,295

Food Products — 0.6%
Freshpet, Inc.*(a)	35,178	1,825,386
Hershey Co. (The)	16,480	3,545,837

		5,371,223

Health Care Equipment & Supplies — 4.6%
Align Technology, Inc.*	9,756	2,308,953
Dexcom, Inc.*	85,974	6,407,642
Envista Holdings Corp.*(a)	221,539	8,538,113
IDEXX Laboratories, Inc.*	14,423	5,058,579
ResMed, Inc.	21,387	4,483,357
STERIS PLC	62,570	12,898,805

		39,695,449

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	51,737	7,319,751
Guardant Health, Inc.*	24,730	997,608
Henry Schein, Inc.*	64,545	4,953,183
Tenet Healthcare Corp.*	52,591	2,764,183

		16,034,725

Health Care Technology — 0.7%
Veeva Systems, Inc. (Class A Stock)*	28,640	5,671,866

Hotels, Restaurants & Leisure — 4.1%
Chipotle Mexican Grill, Inc.*	11,120	14,536,731
Churchill Downs, Inc.	17,942	3,436,431
Domino’s Pizza, Inc.	14,299	5,572,463
Expedia Group, Inc.*	16,253	1,541,272
Hyatt Hotels Corp. (Class A Stock)*(a)	89,699	6,629,653
Red Rock Resorts, Inc. (Class A Stock)(a)	107,604	3,589,670

		35,306,220

SEE NOTES TO FINANCIAL STATEMENTS.
A120

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Products — 1.2%
Church & Dwight Co., Inc.	110,181	$10,209,371

Insurance — 1.6%
Arthur J. Gallagher & Co.	85,066	13,869,161

Interactive Media & Services — 2.1%
Bumble, Inc. (Class A Stock)*(a)	62,135	1,749,100
IAC/InterActiveCorp*(a)	35,806	2,720,182
Match Group, Inc.*	88,576	6,172,861
ZoomInfo Technologies, Inc.*(a)	228,525	7,596,171

		18,238,314

IT Services — 3.1%
Block, Inc.*(a)	29,540	1,815,528
Endava PLC (United Kingdom), ADR*	22,768	2,009,731
Gartner, Inc.*	45,942	11,110,154
Jack Henry & Associates, Inc.	30,620	5,512,213
Shift4 Payments, Inc. (Class A Stock)*(a)	51,438	1,700,540
SS&C Technologies Holdings, Inc.	45,688	2,653,102
Thoughtworks Holding, Inc.*(a)	151,562	2,138,540

		26,939,808

Leisure Products — 1.3%
Mattel, Inc.*(a)	254,219	5,676,710
YETI Holdings, Inc.*(a)	132,364	5,727,391

		11,404,101

Life Sciences Tools & Services — 9.3%
Agilent Technologies, Inc.	65,892	7,825,993
Avantor, Inc.*	189,050	5,879,455
Bio-Techne Corp.	13,879	4,811,017
Bruker Corp.	79,147	4,967,266
Charles River Laboratories International, Inc.*	40,437	8,652,305
ICON PLC (Ireland)*	46,050	9,979,035
Maravai LifeSciences Holdings, Inc. (Class A Stock)*(a)	132,806	3,773,018
Mettler-Toledo International, Inc.*	3,273	3,759,924
PerkinElmer, Inc.(a)	115,527	16,430,250
Waters Corp.*	4,894	1,619,816
West Pharmaceutical Services, Inc.	43,165	13,051,801

		80,749,880

Machinery — 2.5%
Chart Industries, Inc.*(a)	43,835	7,337,102
Evoqua Water Technologies Corp.*(a)	148,030	4,812,455
IDEX Corp.(a)	44,517	8,085,623
Westinghouse Air Brake Technologies Corp.(a)	15,148	1,243,348

		21,478,528

Media — 0.2%
Cable One, Inc.(a)	1,595	2,056,465

Multiline Retail — 0.3%
Dollar Tree, Inc.*	16,700	2,602,695

Oil, Gas & Consumable Fuels — 2.4%
Chesapeake Energy Corp.(a)	26,635	2,160,099
Continental Resources, Inc.(a)	21,037	1,374,768

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Diamondback Energy, Inc.	77,614	$9,402,936
Hess Corp.	12,368	1,310,266
Matador Resources Co.	80,550	3,752,824
Pioneer Natural Resources Co.	12,797	2,854,755

		20,855,648

Pharmaceuticals — 0.8%
Jazz Pharmaceuticals PLC*(a)	42,307	6,600,315

Professional Services — 6.1%
Clarivate PLC*(a)	393,403	5,452,566
CoStar Group, Inc.*	113,336	6,846,628
Dun & Bradstreet Holdings, Inc.*(a)	314,966	4,733,939
Equifax, Inc.	38,266	6,994,259
TransUnion	101,563	8,124,024
Verisk Analytics, Inc.	67,822	11,739,310
Wolters Kluwer NV (Netherlands)	89,728	8,706,538

		52,597,264

Road & Rail — 0.1%
Canadian Pacific Railway Ltd. (Canada)(a)	12,356	862,943

Semiconductors & Semiconductor Equipment — 5.8%
ASM International NV (Netherlands)	14,889	3,741,843
Enphase Energy, Inc.*	23,570	4,601,807
Entegris, Inc.	144,205	13,285,607
Lattice Semiconductor Corp.*	116,124	5,632,014
Monolithic Power Systems, Inc.	51,050	19,605,242
Teradyne, Inc.	37,050	3,317,827

		50,184,340

Software — 15.4%
AppLovin Corp. (Class A Stock)*(a)	82,886	2,854,594
Autodesk, Inc.*	22,561	3,879,590
Bill.com Holdings, Inc.*	22,449	2,468,043
Black Knight, Inc.*	114,281	7,472,835
Cadence Design Systems, Inc.*	108,598	16,292,958
CCC Intelligent Solutions Holdings, Inc.*(a)	146,616	1,348,867
Constellation Software, Inc. (Canada)	4,806	7,134,588
Datadog, Inc. (Class A Stock)*	83,602	7,962,254
Dropbox, Inc. (Class A Stock)*	246,351	5,170,907
Dynatrace, Inc.*	101,857	4,017,240
Five9, Inc.*(a)	42,527	3,875,911
Nice Ltd. (Israel), ADR*(a)	42,949	8,265,535
Palo Alto Networks, Inc.*(a)	14,786	7,303,397
Paycom Software, Inc.*	17,006	4,763,721
Paylocity Holding Corp.*	35,011	6,106,619
Qualtrics International, Inc. (Class A Stock)*	32,397	405,286
RingCentral, Inc. (Class A Stock)*	30,935	1,616,663
ServiceNow, Inc.*	12,332	5,864,113
Splunk, Inc.*(a)	60,742	5,373,237
Synopsys, Inc.*	67,083	20,373,107
Topicus.com, Inc. (Netherlands)*	9,118	514,481
Tyler Technologies, Inc.*(a)	19,534	6,494,664
Zscaler, Inc.*(a)	23,869	3,568,654

		133,127,264

SEE NOTES TO FINANCIAL STATEMENTS.
A121

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail — 5.2%
Burlington Stores, Inc.*	15,154	$2,064,430
Five Below, Inc.*(a)	50,670	5,747,498
O’Reilly Automotive, Inc.*	23,246	14,685,893
Tractor Supply Co.	51,691	10,020,300
Ulta Beauty, Inc.*	33,014	12,726,237

		45,244,358

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.*	20,567	5,606,770

Trading Companies & Distributors — 0.2%
SiteOne Landscape Supply, Inc.*(a)	12,873	1,530,214

TOTAL COMMON STOCKS (cost $831,608,143)		814,177,041

EXCHANGE-TRADED FUNDS — 2.9%
iShares Core S&P Mid-Cap ETF	16,323	3,692,752
iShares Russell Mid-Cap Growth ETF	107,691	8,531,281
Vanguard Mid-Cap Growth ETF	52,923	9,281,636
Vanguard Mid-Cap Value ETF	27,733	3,591,978

TOTAL EXCHANGE-TRADED FUNDS (cost $34,831,778)		25,097,647

TOTAL LONG-TERM INVESTMENTS (cost $866,439,921)		839,274,688

SHORT-TERM INVESTMENTS — 18.4%
AFFILIATED MUTUAL FUND — 14.3%
PGIM Institutional Money Market Fund (cost $123,254,830; includes $123,165,306 of cash collateral for securities on loan)(b)(wa)	123,357,695	123,246,673

	Shares	Value

UNAFFILIATED FUND — 4.1%
Dreyfus Government Cash Management (Institutional Shares)	35,823,828	$35,823,828

(cost $35,823,828)
TOTAL SHORT-TERM INVESTMENTS (cost $159,078,658)		159,070,501

TOTAL INVESTMENTS—115.5% (cost $1,025,518,579)		998,345,189
Liabilities in excess of other assets — (15.5)%		(134,091,057)

NET ASSETS — 100.0%		$864,254,132

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,154,709; cash collateral of $123,165,306 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,354,467	$—	$—
Banks	3,170,858	—	—
Beverages	3,280,319	—	—
Biotechnology	14,122,013	—	—
Building Products	9,771,619	—	—
Capital Markets	40,326,362	—	—
Commercial Services & Supplies	14,778,777	—	—
Communications Equipment	2,929,656	—	—
Construction & Engineering	1,976,194	—	—
Construction Materials	8,612,539	—	—

SEE NOTES TO FINANCIAL STATEMENTS.
A122

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Containers & Packaging	$12,022,360	$—	$—
Distributors	12,552,450	—	—
Diversified Consumer Services	7,744,060	—	—
Diversified Financial Services	—	273,682	—
Electrical Equipment	14,322,986	—	—
Electronic Equipment, Instruments & Components	16,000,548	—	—
Entertainment	17,543,934	—	—
Equity Real Estate Investment Trusts (REITs)	20,157,295	—	—
Food Products	5,371,223	—	—
Health Care Equipment & Supplies	39,695,449	—	—
Health Care Providers & Services	16,034,725	—	—
Health Care Technology	5,671,866	—	—
Hotels, Restaurants & Leisure	35,306,220	—	—
Household Products	10,209,371	—	—
Insurance	13,869,161	—	—
Interactive Media & Services	18,238,314	—	—
IT Services	26,939,808	—	—
Leisure Products	11,404,101	—	—
Life Sciences Tools & Services	80,749,880	—	—
Machinery	21,478,528	—	—
Media	2,056,465	—	—
Multiline Retail	2,602,695	—	—
Oil, Gas & Consumable Fuels	20,855,648	—	—
Pharmaceuticals	6,600,315	—	—
Professional Services	43,890,726	8,706,538	—
Road & Rail	862,943	—	—
Semiconductors & Semiconductor Equipment	46,442,497	3,741,843	—
Software	133,127,264	—	—
Specialty Retail	45,244,358	—	—
Textiles, Apparel & Luxury Goods	5,606,770	—	—
Trading Companies & Distributors	1,530,214	—	—
Exchange-Traded Funds	25,097,647	—	—
Short-Term Investments
Affiliated Mutual Fund	123,246,673	—	—
Unaffiliated Fund	35,823,828	—	—

Total	$985,623,126	$12,722,063	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Software	15.4%
Affiliated Mutual Fund (14.3% represents investments purchased with collateral from securities on loan)	14.3
Life Sciences Tools & Services	9.3
Professional Services	6.1
Semiconductors & Semiconductor Equipment	5.8
Specialty Retail	5.2
Capital Markets	4.7
Health Care Equipment & Supplies	4.6
Unaffiliated Fund	4.1
Hotels, Restaurants & Leisure	4.1
IT Services	3.1
Exchange-Traded Funds	2.9
Machinery	2.5

Oil, Gas & Consumable Fuels	2.4%
Equity Real Estate Investment Trusts (REITs)	2.3
Interactive Media & Services	2.1
Entertainment	2.0
Health Care Providers & Services	1.9
Electronic Equipment, Instruments & Components	1.9
Commercial Services & Supplies	1.7
Electrical Equipment	1.7
Biotechnology	1.6
Insurance	1.6
Distributors	1.5
Containers & Packaging	1.4
Leisure Products	1.3
Household Products	1.2

SEE NOTES TO FINANCIAL STATEMENTS.
A123

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Building Products	1.1%
Construction Materials	1.0
Aerospace & Defense	1.0
Diversified Consumer Services	0.9
Pharmaceuticals	0.8
Health Care Technology	0.7
Textiles, Apparel & Luxury Goods	0.6
Food Products	0.6
Beverages	0.4
Banks	0.4
Communications Equipment	0.3
Multiline Retail	0.3

Media	0.2%
Construction & Engineering	0.2
Trading Companies & Distributors	0.2
Road & Rail	0.1
Diversified Financial Services	0.0 *

115.5
Liabilities in excess of other assets	(15.5)

100.0%

* Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$119,154,709	$(119,154,709)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.
A124

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $119,154,709:
Unaffiliated investments (cost $902,263,749)	$875,098,516
Affiliated investments (cost $123,254,830)	123,246,673
Receivable for investments sold	5,824,499
Receivable for Portfolio shares sold	1,544,162
Dividends receivable	94,302
Tax reclaim receivable	66,591
Prepaid expenses and other assets	63,609

Total Assets	1,005,938,352

LIABILITIES
Payable to broker for collateral for securities on loan	123,165,306
Payable for investments purchased	17,930,628
Management fee payable	253,979
Accrued expenses and other liabilities	149,155
Payable for Portfolio shares purchased	135,420
Payable to affiliate	24,272
Distribution fee payable	24,200
Trustees’ fees payable	748
Affiliated transfer agent fee payable	512

Total Liabilities	141,684,220

NET ASSETS	$864,254,132

Net assets were comprised of:
Partners’ Equity	$864,254,132

Net asset value and redemption price per share, $864,254,132 / 72,555,247 outstanding shares of beneficial interest	$11.91

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $21,796 foreign withholding tax, of which $57 is reimbursable by an affiliate)	$2,580,145
Income from securities lending, net (including affiliated income of $43,139)	66,125
Affiliated dividend income	298

Total income	2,646,568

EXPENSES
Management fee	4,308,698
Distribution fee	1,318,329
Custodian and accounting fees	72,944
Legal fees and expenses	14,045
Trustees’ fees	12,538
Audit fee	12,522
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,714
Shareholders’ reports	3,328
Miscellaneous	21,929

Total expenses	5,768,047
Less: Fee waiver and/or expense reimbursement	(230,382)

Net expenses	5,537,665

NET INVESTMENT INCOME (LOSS)	(2,891,097)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(21,353))	(47,512,504)
In-kind transactions(1)	977,346
Foreign currency transactions	(2,743)

(46,537,901)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6,064))	(377,197,742)
Foreign currencies	(1,280)

(377,199,022)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(423,736,923)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(426,628,020)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(2,891,097)	$(11,576,150)
Net realized gain (loss) on investment and foreign currency transactions	(46,537,901)	302,550,588
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(377,199,022)	(153,690,633)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(426,628,020)	137,283,805

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,820,614 and 2,732,749 shares, respectively]	79,135,258	44,465,663
Portfolio shares purchased [10,219,038 and 27,086,525 shares, respectively]	(133,827,316)	(439,586,425)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(54,692,058)	(395,120,762)

TOTAL INCREASE (DECREASE)	(481,320,078)	(257,836,957)
NET ASSETS:
Beginning of period	1,345,574,210	1,603,411,167

End of period	$864,254,132	$1,345,574,210

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.
A125

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$17.49		$15.83	$11.74	$9.02		$9.43		$7.42

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.04)		(0.13)	(0.06)	(0.03)		(0.02)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.54)		1.79	4.15	2.75		(0.39)		2.03

Total from investment operations	(5.58)		1.66	4.09	2.72		(0.41)		2.01

Capital Contributions	—		—	—	—	(b)(c)	—	(c)(d)	—

Net Asset Value, end of period	$11.91		$17.49	$15.83	$11.74		$9.02		$9.43

Total Return(e)	(31.90)%		10.49%	34.84%	30.16	%(f)	(4.35	)%(f)	27.09%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$864		$1,346	$1,603	$1,417		$1,160		$1,437
Average net assets (in millions)	$1,063		$1,458	$1,340	$1,378		$1,410		$1,338
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.05	%(h)	1.05%	1.04%	1.00%		0.98%		0.98%
Expenses before waivers and/or expense reimbursement	1.09	%(h)	1.08%	1.09%	1.08%		1.08%		1.08%
Net investment income (loss)	(0.55	)%(h)	(0.79)%	(0.49)%	(0.30)%		(0.24)%		(0.25)%
Portfolio turnover rate(i)	36%		50%	78%	125%		66%		57%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A126

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.8%

COMMON STOCKS — 94.8%
Aerospace & Defense — 1.8%
Howmet Aerospace, Inc.	64,283	$2,021,700
L3Harris Technologies, Inc.	11,487	2,776,408
Spirit AeroSystems Holdings, Inc. (Class A Stock)	102,917	3,015,468
Textron, Inc.	59,700	3,645,879

		11,459,455

Airlines — 0.8%
Alaska Air Group, Inc.*	89,279	3,575,624
Delta Air Lines, Inc.*	41,963	1,215,668

		4,791,292

Auto Components — 1.8%
Aptiv PLC*	38,338	3,414,766
BorgWarner, Inc.(a)	102,600	3,423,762
Lear Corp.	12,072	1,519,744
Visteon Corp.*	31,976	3,312,074

		11,670,346

Banks — 5.3%
Cadence Bank	149,456	3,509,227
Comerica, Inc.(a)	24,141	1,771,467
East West Bancorp, Inc.	20,753	1,344,794
Huntington Bancshares, Inc.	179,000	2,153,370
KeyCorp.	108,345	1,866,784
Prosperity Bancshares, Inc.	67,434	4,603,719
Signature Bank	7,063	1,265,760
SVB Financial Group*	3,389	1,338,621
Umpqua Holdings Corp.	110,429	1,851,894
Western Alliance Bancorp	57,069	4,029,072
Wintrust Financial Corp.	13,007	1,042,511
Zions Bancorp NA	178,262	9,073,536

		33,850,755

Beverages — 0.3%
Coca-Cola Europacific Partners PLC (United Kingdom)	32,755	1,690,486

Building Products — 1.9%
Builders FirstSource, Inc.*	78,179	4,198,212
Fortune Brands Home & Security, Inc.	20,834	1,247,540
Johnson Controls International PLC	52,374	2,507,667
Masco Corp.(a)	38,745	1,960,497
Owens Corning	26,800	1,991,508

		11,905,424

Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)	83,000	3,461,930
Cboe Global Markets, Inc.	14,853	1,681,211
Invesco Ltd.	62,374	1,006,093
Northern Trust Corp.	19,986	1,928,249
Raymond James Financial, Inc.	29,382	2,627,045
State Street Corp.	20,167	1,243,295
TPG, Inc.(a)	39,234	938,085

		12,885,908

Chemicals — 4.5%
Ashland Global Holdings, Inc.	20,771	2,140,452

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Axalta Coating Systems Ltd.*	78,950	$1,745,584
Celanese Corp.	34,837	4,097,180
Corteva, Inc.	94,822	5,133,663
DuPont de Nemours, Inc.	39,167	2,176,902
Eastman Chemical Co.	28,137	2,525,858
FMC Corp.	29,592	3,166,640
International Flavors & Fragrances, Inc.	22,632	2,695,924
RPM International, Inc.	29,500	2,322,240
Westlake Corp.	28,150	2,759,263

		28,763,706

Commercial Services & Supplies — 1.5%
Clean Harbors, Inc.*	44,228	3,877,469
GFL Environmental, Inc. (Canada)(a)	36,544	942,835
Republic Services, Inc.	35,495	4,645,231

		9,465,535

Communications Equipment — 1.9%
F5, Inc.*	22,528	3,447,685
Lumentum Holdings, Inc.*(a)	54,832	4,354,757
Motorola Solutions, Inc.	21,398	4,485,021

		12,287,463

Construction & Engineering — 0.2%
Quanta Services, Inc.(a)	11,924	1,494,554

Construction Materials — 0.2%
Vulcan Materials Co.	10,315	1,465,762

Consumer Finance — 0.6%
Discover Financial Services	12,310	1,164,280
SLM Corp.	158,514	2,526,713

		3,690,993

Containers & Packaging — 3.1%
AptarGroup, Inc.	24,400	2,518,324
Avery Dennison Corp.	30,638	4,959,373
Berry Global Group, Inc.*	35,410	1,934,802
Crown Holdings, Inc.	19,342	1,782,752
Graphic Packaging Holding Co.	111,121	2,277,981
Packaging Corp. of America	26,400	3,630,000
Westrock Co.	61,727	2,459,204

		19,562,436

Distributors — 0.5%
LKQ Corp.	68,330	3,354,320

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	9,054	852,796

Diversified Financial Services — 1.8%
Apollo Global Management, Inc.	40,899	1,982,784
Element Fleet Management Corp. (Canada)	119,750	1,248,481
Equitable Holdings, Inc.	97,133	2,532,257
Voya Financial, Inc.(a)	95,911	5,709,582

		11,473,104

Electric Utilities — 2.6%
Alliant Energy Corp.	67,200	3,938,592
Edison International	24,292	1,536,226

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Eversource Energy	24,246	$2,048,060
PG&E Corp.*	262,574	2,620,488
Pinnacle West Capital Corp.(a)	28,716	2,099,714
Xcel Energy, Inc.	57,500	4,068,700

		16,311,780

Electrical Equipment — 1.6%
Eaton Corp. PLC	21,799	2,746,456
Hubbell, Inc.	20,325	3,629,638
Regal Rexnord Corp.	17,386	1,973,659
Sensata Technologies Holding PLC	40,674	1,680,243

		10,029,996

Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp. (Class A Stock)	48,000	3,090,240
Corning, Inc.	57,012	1,796,448
Flex Ltd.*(a)	306,968	4,441,827
TE Connectivity Ltd. (Switzerland)	15,638	1,769,440
Zebra Technologies Corp. (Class A Stock)*	6,272	1,843,654

		12,941,609

Energy Equipment & Services — 0.2%
Halliburton Co.	46,142	1,447,013

Entertainment — 0.8%
Electronic Arts, Inc.	12,402	1,508,703
Live Nation Entertainment, Inc.*(a)	27,000	2,229,660
Warner Bros Discovery, Inc.*	79,776	1,070,594

		4,808,957

Equity Real Estate Investment Trusts (REITs) — 6.9%
Alexandria Real Estate Equities, Inc.(a)	25,400	3,683,762
American Homes 4 Rent (Class A Stock)	68,900	2,441,816
Boston Properties, Inc.(a)	8,455	752,326
Brixmor Property Group, Inc.	86,528	1,748,731
Camden Property Trust	14,925	2,007,114
Equity LifeStyle Properties, Inc.	47,225	3,327,946
Gaming & Leisure Properties, Inc.	101,771	4,667,218
Host Hotels & Resorts, Inc.	97,182	1,523,814
Lamar Advertising Co. (Class A Stock)	37,975	3,340,661
Life Storage, Inc.	21,129	2,359,264
Mid-America Apartment Communities, Inc.	16,104	2,812,885
National Retail Properties, Inc.	80,500	3,461,500
Ryman Hospitality Properties, Inc.*	37,457	2,847,856
Spirit Realty Capital, Inc.	32,033	1,210,207
STAG Industrial, Inc.	24,433	754,491
Sun Communities, Inc.(a)	14,642	2,333,349
VICI Properties, Inc.(a)	93,014	2,770,887
WP Carey, Inc.(a)	24,446	2,025,595

		44,069,422

Food & Staples Retailing — 1.9%
Albertson’s Cos., Inc. (Class A Stock)	79,502	2,124,293
Performance Food Group Co.*	25,203	1,158,834
Sysco Corp.(a)	64,125	5,432,029

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
US Foods Holding Corp.*	118,901	$3,647,883

		12,363,039

Food Products — 1.8%
Archer-Daniels-Midland Co.	26,850	2,083,560
Ingredion, Inc.	21,767	1,918,979
J.M. Smucker Co. (The)(a)	13,213	1,691,396
Kellogg Co.(a)	30,720	2,191,565
Tyson Foods, Inc. (Class A Stock)	44,200	3,803,852

		11,689,352

Gas Utilities — 0.2%
Atmos Energy Corp.(a)	10,201	1,143,532

Health Care Equipment & Supplies — 2.5%
Cooper Cos., Inc. (The)	10,700	3,350,384
DENTSPLY SIRONA, Inc.	46,467	1,660,266
Enovis Corp.*	21,617	1,188,935
Hologic, Inc.*	54,200	3,756,060
Integra LifeSciences Holdings Corp.*	71,136	3,843,478
Zimmer Biomet Holdings, Inc.	17,621	1,851,262

		15,650,385

Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.	17,931	2,536,878
Encompass Health Corp.	87,500	4,904,375
Laboratory Corp. of America Holdings	8,421	1,973,546
Molina Healthcare, Inc.*	24,789	6,931,252
Quest Diagnostics, Inc.(a)	29,000	3,856,420
Universal Health Services, Inc. (Class B Stock)(a)	16,619	1,673,699

		21,876,170

Hotels, Restaurants & Leisure — 2.2%
Aramark	57,007	1,746,124
Denny’s Corp.*	246,309	2,137,962
Hilton Worldwide Holdings, Inc.	24,975	2,783,214
Hyatt Hotels Corp. (Class A Stock)*(a)	14,469	1,069,404
International Game Technology PLC(a)	50,954	945,706
Wendy’s Co. (The)(a)	104,599	1,974,829
Yum! Brands, Inc.	32,450	3,683,400

		14,340,639

Household Durables — 1.6%
Lennar Corp. (Class A Stock)	38,575	2,722,238
Newell Brands, Inc.(a)	247,661	4,715,465
Toll Brothers, Inc.	57,810	2,578,326

		10,016,029

Household Products — 0.1%
Energizer Holdings, Inc.(a)	23,504	666,338

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	111,093	2,334,064

Insurance — 9.8%
Aegon NV (Netherlands)(a)	980,139	4,293,009
Alleghany Corp.*	10,066	8,385,985
Allstate Corp. (The)	19,325	2,449,057
American Financial Group, Inc.	27,200	3,775,632

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
American International Group, Inc.	29,100	$1,487,883
Arthur J. Gallagher & Co.	19,542	3,186,128
Assurant, Inc.	16,192	2,798,787
Cincinnati Financial Corp.	9,480	1,127,930
Everest Re Group Ltd.	18,070	5,064,660
Globe Life, Inc.	27,600	2,690,172
Hanover Insurance Group, Inc. (The)	38,115	5,574,319
Hartford Financial Services Group, Inc. (The)	54,602	3,572,609
Kemper Corp.	79,580	3,811,882
Old Republic International Corp.	111,525	2,493,699
Progressive Corp. (The)	33,500	3,895,045
Reinsurance Group of America, Inc.	14,148	1,659,419
W.R. Berkley Corp.	53,000	3,617,780
Willis Towers Watson PLC	11,665	2,302,554

		62,186,550

Interactive Media & Services — 0.4%
Cargurus, Inc.*	115,451	2,481,042

IT Services — 2.7%
Amdocs Ltd.(a)	32,674	2,722,071
DXC Technology Co.*	80,425	2,437,682
Genpact Ltd.	88,100	3,731,916
Global Payments, Inc.	44,598	4,934,322
Maximus, Inc.	51,800	3,238,018

		17,064,009

Leisure Products — 0.7%
Brunswick Corp.	21,361	1,396,582
Mattel, Inc.*	71,876	1,604,991
Polaris, Inc.(a)	12,984	1,289,052

		4,290,625

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	12,203	1,449,350
ICON PLC (Ireland)*	8,683	1,881,606
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	23,674	672,578
PerkinElmer, Inc.(a)	14,971	2,129,176
Syneos Health, Inc.*	46,717	3,348,675

		9,481,385

Machinery — 6.2%
AGCO Corp.	27,375	2,701,912
Esab Corp.(a)	22,630	990,063
Ingersoll Rand, Inc.	42,919	1,806,032
ITT, Inc.	20,591	1,384,539
John Bean Technologies Corp.	29,221	3,226,583
Lincoln Electric Holdings, Inc.	18,000	2,220,480
Middleby Corp. (The)*	49,273	6,176,863
Oshkosh Corp.(a)	27,650	2,271,171
PACCAR, Inc.	31,458	2,590,252
Parker-Hannifin Corp.	13,150	3,235,557
Stanley Black & Decker, Inc.	18,380	1,927,327
Toro Co. (The)	45,100	3,418,129
Westinghouse Air Brake Technologies Corp.	63,248	5,191,396

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Xylem, Inc.	28,575	$2,233,993

		39,374,297

Media — 0.4%
Altice USA, Inc. (Class A Stock)*	45,929	424,843
Liberty Broadband Corp. (Class C Stock)*	18,154	2,099,329

		2,524,172

Metals & Mining — 0.9%
Reliance Steel & Aluminum Co.	17,700	3,006,522
Steel Dynamics, Inc.	37,500	2,480,625

		5,487,147

Multiline Retail — 0.5%
Dollar Tree, Inc.*	21,118	3,291,240

Multi-Utilities — 1.5%
CenterPoint Energy, Inc.	71,855	2,125,471
CMS Energy Corp.	37,625	2,539,688
Public Service Enterprise Group, Inc.	42,982	2,719,901
Sempra Energy	15,256	2,292,519

		9,677,579

Oil, Gas & Consumable Fuels — 4.5%
Coterra Energy, Inc.(a)	189,577	4,889,191
Devon Energy Corp.	95,817	5,280,475
Diamondback Energy, Inc.	29,287	3,548,120
Hess Corp.	24,839	2,631,444
Marathon Oil Corp.	120,889	2,717,585
Pioneer Natural Resources Co.	13,218	2,948,671
Plains GP Holdings LP (Class A Stock)*(a)	128,977	1,331,042
Targa Resources Corp.	29,599	1,766,172
Valero Energy Corp.	35,685	3,792,602

		28,905,302

Pharmaceuticals — 0.2%
Organon & Co.	45,097	1,522,024

Professional Services — 2.7%
Dun & Bradstreet Holdings, Inc.*	74,650	1,121,989
KBR, Inc.	71,331	3,451,707
Leidos Holdings, Inc.	103,969	10,470,718
ManpowerGroup, Inc.	24,975	1,908,340

		16,952,754

Road & Rail — 1.1%
J.B. Hunt Transport Services, Inc.	12,550	1,976,249
Knight-Swift Transportation Holdings, Inc.	29,497	1,365,416
Landstar System, Inc.(a)	16,200	2,355,804
XPO Logistics, Inc.*	26,052	1,254,664

		6,952,133

Semiconductors & Semiconductor Equipment — 1.8%
Marvell Technology, Inc.	29,810	1,297,629
MKS Instruments, Inc.	55,825	5,729,320
NXP Semiconductors NV (China)(a)	14,326	2,120,678

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ON Semiconductor Corp.*	43,097	$2,168,210

		11,315,837

Software — 0.3%
Black Knight, Inc.*	19,081	1,247,707
Verint Systems, Inc.*	21,203	897,947

		2,145,654

Specialty Retail — 0.8%
Ross Stores, Inc.	64,461	4,527,096
Urban Outfitters, Inc.*(a)	39,935	745,187

		5,272,283

Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.	162,000	2,148,120

Textiles, Apparel & Luxury Goods — 1.1%
PVH Corp.	13,279	755,575
Skechers USA, Inc. (Class A Stock)*	49,564	1,763,487
Steven Madden Ltd.	69,677	2,244,296
VF Corp.(a)	50,650	2,237,211

		7,000,569

Trading Companies & Distributors — 0.9%
AerCap Holdings NV (Ireland)*	85,099	3,483,953
United Rentals, Inc.*	8,175	1,985,789
Univar Solutions, Inc.*	19,418	482,926

		5,952,668

TOTAL COMMON STOCKS (cost $618,779,366)		604,378,050

EXCHANGE-TRADED FUNDS — 2.8%
iShares Russell Mid-Cap Value ETF	54,148	5,499,812
Vanguard Mid-Cap Value ETF	97,881	12,677,547

TOTAL EXCHANGE-TRADED FUNDS (cost $18,662,592)		18,177,359

PREFERRED STOCK — 0.2%
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	17,143	1,056,354

(cost $1,525,802)

TOTAL LONG-TERM INVESTMENTS (cost $638,967,760)		623,611,763

	Shares	Value

SHORT-TERM INVESTMENTS — 15.0%

AFFILIATED MUTUAL FUND — 12.8%
PGIM Institutional Money Market Fund (cost $81,459,656; includes $81,396,326 of cash collateral for securities on loan)(b)(wa)	81,526,724	$81,453,350

UNAFFILIATED FUNDS — 2.2%
Dreyfus Government Cash Management (Institutional Shares)	12,464,124	12,464,124
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	1,410,884	1,410,884

TOTAL UNAFFILIATED FUNDS (cost $13,875,008)		13,875,008

TOTAL SHORT-TERM INVESTMENTS (cost $95,334,664)		95,328,358

TOTAL INVESTMENTS—112.8% (cost $734,302,424)		718,940,121

Liabilities in excess of other assets — (12.8)%		(81,365,485)

NET ASSETS — 100.0%		$637,574,636

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $78,501,672; cash collateral of $81,396,326 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$11,459,455	$—	$—
Airlines	4,791,292	—	—
Auto Components	11,670,346	—	—
Banks	33,850,755	—	—
Beverages	1,690,486	—	—
Building Products	11,905,424	—	—
Capital Markets	12,885,908	—	—
Chemicals	28,763,706	—	—
Commercial Services & Supplies	9,465,535	—	—
Communications Equipment	12,287,463	—	—
Construction & Engineering	1,494,554	—	—
Construction Materials	1,465,762	—	—
Consumer Finance	3,690,993	—	—
Containers & Packaging	19,562,436	—	—
Distributors	3,354,320	—	—
Diversified Consumer Services	852,796	—	—
Diversified Financial Services	11,473,104	—	—
Electric Utilities	16,311,780	—	—
Electrical Equipment	10,029,996	—	—
Electronic Equipment, Instruments & Components	12,941,609	—	—
Energy Equipment & Services	1,447,013	—	—
Entertainment	4,808,957	—	—
Equity Real Estate Investment Trusts (REITs)	44,069,422	—	—
Food & Staples Retailing	12,363,039	—	—
Food Products	11,689,352	—	—
Gas Utilities	1,143,532	—	—
Health Care Equipment & Supplies	15,650,385	—	—
Health Care Providers & Services	21,876,170	—	—
Hotels, Restaurants & Leisure	14,340,639	—	—
Household Durables	10,016,029	—	—
Household Products	666,338	—	—
Independent Power & Renewable Electricity Producers	2,334,064	—	—
Insurance	62,186,550	—	—
Interactive Media & Services	2,481,042	—	—
IT Services	17,064,009	—	—
Leisure Products	4,290,625	—	—
Life Sciences Tools & Services	9,481,385	—	—
Machinery	39,374,297	—	—
Media	2,524,172	—	—
Metals & Mining	5,487,147	—	—
Multiline Retail	3,291,240	—	—
Multi-Utilities	9,677,579	—	—
Oil, Gas & Consumable Fuels	28,905,302	—	—
Pharmaceuticals	1,522,024	—	—
Professional Services	16,952,754	—	—
Road & Rail	6,952,133	—	—
Semiconductors & Semiconductor Equipment	11,315,837	—	—
Software	2,145,654	—	—
Specialty Retail	5,272,283	—	—
Technology Hardware, Storage & Peripherals	2,148,120	—	—
Textiles, Apparel & Luxury Goods	7,000,569	—	—
Trading Companies & Distributors	5,952,668	—	—
Exchange-Traded Funds	18,177,359	—	—
Preferred Stock
Household Products	—	1,056,354	—

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Fund	$81,453,350	$—	$—
Unaffiliated Funds	13,875,008	—	—

Total	$717,883,767	$1,056,354	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Fund (12.8% represents investments purchased with collateral from securities on loan)	12.8%
Insurance	9.8
Equity Real Estate Investment Trusts (REITs)	6.9
Machinery	6.2
Banks	5.3
Oil, Gas & Consumable Fuels	4.5
Chemicals	4.5
Health Care Providers & Services	3.4
Containers & Packaging	3.1
Exchange-Traded Funds	2.8
IT Services	2.7
Professional Services	2.7
Electric Utilities	2.6
Health Care Equipment & Supplies	2.5
Hotels, Restaurants & Leisure	2.2
Unaffiliated Funds	2.2
Electronic Equipment, Instruments & Components	2.0
Capital Markets	2.0
Food & Staples Retailing	1.9
Communications Equipment	1.9
Building Products	1.9
Food Products	1.8
Auto Components	1.8
Diversified Financial Services	1.8
Aerospace & Defense	1.8
Semiconductors & Semiconductor Equipment	1.8
Electrical Equipment	1.6
Household Durables	1.6
Multi-Utilities	1.5
Life Sciences Tools & Services	1.5

Commercial Services & Supplies	1.5%
Textiles, Apparel & Luxury Goods	1.1
Road & Rail	1.1
Trading Companies & Distributors	0.9
Metals & Mining	0.9
Specialty Retail	0.8
Entertainment	0.8
Airlines	0.8
Leisure Products	0.7
Consumer Finance	0.6
Distributors	0.5
Multiline Retail	0.5
Media	0.4
Interactive Media & Services	0.4
Independent Power & Renewable Electricity Producers	0.4
Technology Hardware, Storage & Peripherals	0.3
Software	0.3
Household Products	0.3
Beverages	0.3
Pharmaceuticals	0.2
Construction & Engineering	0.2
Construction Materials	0.2
Energy Equipment & Services	0.2
Gas Utilities	0.2
Diversified Consumer Services	0.1

112.8
Liabilities in excess of other assets	(12.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$78,501,672	$(78,501,672)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $78,501,672:
Unaffiliated investments (cost $652,842,768)	$637,486,771
Affiliated investments (cost $81,459,656)	81,453,350
Receivable for investments sold	2,144,750
Dividends receivable	846,510
Receivable for Portfolio shares sold	156,723
Tax reclaim receivable	38,964
Prepaid expenses	1,907

Total Assets	722,128,975

LIABILITIES
Payable to broker for collateral for securities on loan	81,396,326
Payable for investments purchased	2,383,393
Payable for Portfolio shares purchased	384,435
Management fee payable	227,385
Accrued expenses and other liabilities	137,208
Distribution fee payable	17,786
Payable to affiliate	7,110
Affiliated transfer agent fee payable	512
Trustees’ fees payable	184

Total Liabilities	84,554,339

NET ASSETS	$637,574,636

Net assets were comprised of:
Partners’ Equity	$637,574,636

Net asset value and redemption price per share, $637,574,636 / 16,011,579 outstanding shares of beneficial interest	$39.82

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $21,247 foreign withholding tax, of which $49 is reimbursable by an affiliate)	$7,128,584
Income from securities lending, net (including affiliated income of $26,541)	28,697
Interest income	1,419
Affiliated dividend income	260

Total income	7,158,960

EXPENSES
Management fee	2,828,542
Distribution fee	979,245
Custodian and accounting fees	73,353
Audit fee	12,992
Legal fees and expenses	12,486
Trustees’ fees	10,134
Shareholders’ reports	3,973
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,716
Miscellaneous	17,594

Total expenses.	3,942,035
Less: Fee waiver and/or expense reimbursement	(140,624)

Net expenses	3,801,411

NET INVESTMENT INCOME (LOSS)	3,357,549

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,780))	41,647,209
In-kind transactions(1)	852,153
Foreign currency transactions	(670)

42,498,692

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6,306))	(158,429,804)
Foreign currencies.	(88)

(158,429,892)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(115,931,200)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(112,573,651)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,357,549	$7,097,983
Net realized gain (loss) on investment and foreign currency transactions	42,498,692	346,007,974
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(158,429,892)	(59,483,262)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(112,573,651)	293,622,695

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [369,336 and 505,816 shares, respectively]	15,857,477	20,845,337
Portfolio shares issued in merger [0 and 8,520,487 shares, respectively]	—	329,231,610
Portfolio shares purchased [3,789,328 and 12,624,351 shares, respectively]	(165,945,584)	(541,880,473)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(150,088,107)	(191,803,526)

TOTAL INCREASE (DECREASE)	(262,661,758)	101,819,169
NET ASSETS:
Beginning of period	900,236,394	798,417,225

End of period	$637,574,636	$900,236,394

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$46.33		$34.67	$35.30	$29.16		$34.91		$30.68

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.30	0.36	0.51		0.43		0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.70)		11.36	(0.99)	5.63		(6.18)		3.83

Total from investment operations	(6.51)		11.66	(0.63)	6.14		(5.75)		4.23

Capital Contributions	—		—	—	—	(b)(c)	—	(c)(d)	—

Net Asset Value, end of period	$39.82		$46.33	$34.67	$35.30		$29.16		$34.91

Total Return(e)	(14.05)%		33.63%	(1.78)%	21.01	%(f)	(16.47	)%(f)	13.79%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$638		$900	$798	$849		$715		$1,009
Average net assets (in millions)	$790		$987	$667	$821		$922		$968
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.97	%(h)	0.97%	1.01%	1.00%		0.99%		0.99%
Expenses before waivers and/or expense reimbursement	1.01	%(h)	0.99%	1.01%	1.00%		0.99%		0.99%
Net investment income (loss)	0.86	%(h)	0.72%	1.25%	1.54%		1.25%		1.23%
Portfolio turnover rate(i)	20%		119%	49%	18%		20%		27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 91.4%

AFFILIATED MUTUAL FUNDS — 8.2%
AST High Yield Portfolio*	290,714	$3,125,176
AST Large-Cap Core Portfolio*	119,062	2,981,311
PGIM Select Real Estate Fund (Class R6)	234,859	2,823,009

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,634,033)(wd)		8,929,496

COMMON STOCKS — 19.5%
Aerospace & Defense — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	40,344	55,361

Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	1,380	51,853
DSV A/S (Denmark)	3,067	431,208

		483,061

Auto Components — 0.0%
Hankook Tire & Technology Co. Ltd. (South Korea)	429	10,926

Automobiles — 0.1%
Astra International Tbk PT (Indonesia)	127,500	56,787
Volkswagen AG (Germany)	38	6,949

		63,736

Banks — 2.1%
Agricultural Bank of China Ltd. (China) (Class H Stock)	189,000	71,484
Akbank TAS (Turkey)	114,130	55,091
Banco do Brasil SA (Brazil)	27,700	176,465
Bank Hapoalim BM (Israel)	6,749	56,528
Bank Leumi Le-Israel BM (Israel)	5,982	53,176
Bank of China Ltd. (China) (Class H Stock)*	167,000	66,696
Bank of Communications Co. Ltd. (China) (Class H Stock)	126,000	86,967
Bank of Montreal (Canada)	500	48,081
Bank of Nova Scotia (The) (Canada)	800	47,346
Barclays PLC (United Kingdom)	50,105	93,902
Canadian Imperial Bank of Commerce (Canada)	1,000	48,563
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	242,000	108,248
China Construction Bank Corp. (China) (Class H Stock)	95,000	63,902
China Everbright Bank Co. Ltd. (China) (Class H Stock)	44,000	14,240
Hana Financial Group, Inc. (South Korea)	3,196	97,230
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	112,000	66,501
Industrial Bank of Korea (South Korea)	35,927	266,124
KB Financial Group, Inc. (South Korea)	2,620	97,175
Mizrahi Tefahot Bank Ltd. (Israel)	1,705	56,379
NatWest Group PLC (United Kingdom)	20,691	55,253
Royal Bank of Canada (Canada)	600	58,098
Shinhan Financial Group Co. Ltd. (South Korea)	3,264	93,175

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom)	5,994	$45,125
Toronto-Dominion Bank (The) (Canada)	800	52,461
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	13,877	3,660
Woori Financial Group, Inc. (South Korea)	45,213	421,659

		2,303,529

Beverages — 0.1%
Diageo PLC (United Kingdom)	1,334	57,445

Capital Markets — 0.7%
Hargreaves Lansdown PLC (United Kingdom)	1,872	17,947
Korea Investment Holdings Co. Ltd. (South Korea)	1,154	54,982
Meritz Securities Co. Ltd. (South Korea)	31,938	111,608
Mirae Asset Securities Co. Ltd. (South Korea)	25,116	128,041
NH Investment & Securities Co. Ltd. (South Korea)	13,657	95,180
Nomura Holdings, Inc. (Japan)	10,600	38,636
Partners Group Holding AG (Switzerland)	47	42,317
Samsung Securities Co. Ltd. (South Korea)	4,287	110,432
Singapore Exchange Ltd. (Singapore)	9,300	63,354
UBS Group AG (Switzerland)	3,500	56,520

		719,017

Chemicals — 0.1%
Croda International PLC (United Kingdom)	605	47,601
PhosAgro PJSC (Russia), GDR (MOEX)^	22	—
PhosAgro PJSC (Russia), GDR (XLON)^	3,547	—
Yara International ASA (Brazil)	1,289	53,904

		101,505

Communications Equipment — 0.0%
Accton Technology Corp. (Taiwan)	6,000	48,237

Construction Materials — 0.0%
James Hardie Industries PLC, CDI	2,077	45,440

Containers & Packaging — 0.1%
Klabin SA (Brazil), UTS	15,300	59,055

Diversified Financial Services — 0.1%
Grupo de Inversiones Suramericana SA (Colombia)	1,990	19,079
Investor AB (Sweden) (Class A Stock)	594	10,680
Meritz Financial Group, Inc. (South Korea)	2,207	44,023
Mitsubishi HC Capital, Inc. (Japan)	700	3,226

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified Financial Services (cont’d.)
ORIX Corp. (Japan)	2,700	$45,149

		122,157

Diversified Telecommunication Services — 0.5%
Deutsche Telekom AG (Germany)	810	16,088
Hellenic Telecommunications Organization SA (Greece)	27,162	486,776
Nippon Telegraph & Telephone Corp. (Japan)	3,400	97,620

		600,484

Electric Utilities — 0.5%
Centrais Eletricas Brasileiras SA (Brazil)	400	3,529
CEZ A/S (Czech Republic)	1,064	48,086
Endesa SA (Spain)	1,710	32,287
Enel SpA (Italy)	6,749	36,984
Energisa SA (Brazil), UTS	24,300	187,261
Equatorial Energia SA (Brazil)	11,900	52,025
Fortum OYJ (Finland)	3,438	51,531
Iberdrola SA (Spain)	5,080	52,673
PGE Polska Grupa Energetyczna SA (Poland)*	25,320	60,399
Red Electrica Corp. SA (Spain)	3,341	63,156

		587,931

Electronic Equipment, Instruments & Components — 0.4%
AUO Corp. (Taiwan)	101,000	54,253
Foxconn Technology Co. Ltd. (Taiwan)	19,000	31,498
Hon Hai Precision Industry Co. Ltd. (Taiwan)	16,000	58,783
Innolux Corp. (Taiwan)	125,000	50,849
Synnex Technology International Corp. (Taiwan)	36,000	64,428
WPG Holdings Ltd. (Taiwan)	49,000	90,905
Zhen Ding Technology Holding Ltd. (Taiwan)	14,000	48,530

		399,246

Entertainment — 0.1%
Capcom Co. Ltd. (Japan)	2,700	65,699
CD Projekt SA (Poland)*	2,084	44,536
Nintendo Co. Ltd. (Japan)	100	43,379

		153,614

Equity Real Estate Investment Trusts (REITs) — 0.1%
Covivio (France)	53	2,949
Gecina SA (France)	46	4,300
RioCan Real Estate Investment Trust (Canada)	3,400	52,880

		60,129

Food & Staples Retailing — 1.3%
Alimentation Couche-Tard, Inc. (Canada)	200	7,801
BIM Birlesik Magazalar A/S (Turkey)	11,911	57,788
Cencosud SA (Chile)	72,472	92,244

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
Empire Co. Ltd. (Canada) (Class A Stock)	4,600	$141,695
George Weston Ltd. (Canada)	1,700	198,593
Jeronimo Martins SGPS SA (Portugal)	11,400	248,092
Koninklijke Ahold Delhaize NV (Netherlands)	4,573	119,258
Loblaw Cos. Ltd. (Canada)	5,800	523,091
Metro, Inc. (Canada)	1,300	69,777

		1,458,339

Food Products — 0.1%
JBS SA	19,500	117,929

Gas Utilities — 0.1%
Enagas SA (Spain)	2,969	65,652
Naturgy Energy Group SA (Spain)	2,383	68,557

		134,209

Health Care Equipment & Supplies — 0.1%
Hartalega Holdings Bhd (Malaysia)	40,600	28,192
Sri Trang Gloves Thailand PCL (Thailand)(a)	76,800	35,463
Top Glove Corp. Bhd (Malaysia)	131,800	31,126

		94,781

Hotels, Restaurants & Leisure — 0.4%
OPAP SA (Greece)	33,126	476,075

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	8,742	48,619
Berkeley Group Holdings PLC (United Kingdom)*	1,702	76,983
Persimmon PLC (United Kingdom)	4,416	100,039
Taylor Wimpey PLC (United Kingdom)	31,850	45,308

		270,949

Independent Power & Renewable Electricity Producers — 0.1%
Engie Brasil Energia SA (Brazil)	9,400	74,001

Industrial Conglomerates — 0.4%
CK Hutchison Holdings Ltd. (United Kingdom)	8,500	58,079
DCC PLC (United Kingdom)	65	4,044
GS Holdings Corp. (South Korea)	1,638	52,769
Industries Qatar QSC (Qatar)	23,372	102,341
Jardine Matheson Holdings Ltd. (Hong Kong)	1,100	57,768
KOC Holding A/S (Turkey)	45,435	100,038
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	50,325	65,095

		440,134

Insurance — 0.5%
Ageas SA/NV (Belgium)	1,260	55,367
Assicurazioni Generali SpA (Italy)	3,280	52,399
AXA SA (France)	2,375	54,246
DB Insurance Co. Ltd. (South Korea)	1,221	57,546
Fairfax Financial Holdings Ltd. (Canada)	100	52,991

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Japan Post Insurance Co. Ltd. (Japan)	200	$3,190
Meritz Fire & Marine Insurance Co. Ltd. (South Korea)	2,074	53,174
NN Group NV (Netherlands)	2,642	120,038
Phoenix Group Holdings PLC (United Kingdom)	7,524	54,235
Poste Italiane SpA (Italy), 144A	5,115	47,872

		551,058

IT Services — 1.1%
Fujitsu Ltd. (Japan)	500	62,329
HCL Technologies Ltd. (India)	24,318	300,363
Infosys Ltd. (India)	2,827	52,443
Itochu Techno-Solutions Corp. (Japan)	2,100	51,369
Larsen & Toubro Infotech Ltd. (India), 144A	769	38,845
Mindtree Ltd. (India)	82	3,004
Mphasis Ltd. (India)	3,237	94,349
NEC Corp. (Japan)	1,400	54,261
Nomura Research Institute Ltd. (Japan)	1,700	45,142
NTT Data Corp. (Japan)	3,200	44,276
Obic Co. Ltd. (Japan)	200	28,253
Otsuka Corp. (Japan)	1,400	41,435
SCSK Corp. (Japan)	3,300	55,693
Tata Consultancy Services Ltd. (India)	2,607	108,037
Tech Mahindra Ltd. (India)	7,862	99,761
TIS, Inc. (Japan)	1,700	44,446
Wipro Ltd. (India)	8,850	46,824

		1,170,830

Life Sciences Tools & Services — 0.1%
Divi’s Laboratories Ltd. (India)	697	32,104
Sartorius Stedim Biotech (France)	117	36,808

		68,912

Machinery — 0.0%
Atlas Copco AB (Sweden) (Class B Stock)	1,824	15,281
Schindler Holding AG (Switzerland)	15	2,695

		17,976

Marine — 0.9%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	9,260
AP Moller - Maersk A/S (Denmark) (Class B Stock)	196	458,746
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	16,000	45,614
SITC International Holdings Co. Ltd. (China)	140,000	396,637
Wan Hai Lines Ltd. (Taiwan)	8,600	34,588
Yang Ming Marine Transport Corp. (Taiwan)	9,000	25,092

		969,937

Media — 0.2%
CyberAgent, Inc. (Japan)	3,800	37,760
Cyfrowy Polsat SA (Poland)	9,143	43,416

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
Publicis Groupe SA (France)	988	$48,367
Vivendi SE (France)	4,985	50,738

		180,281

Metals & Mining — 1.9%
African Rainbow Minerals Ltd. (South Africa)	3,968	52,566
Alrosa PJSC (Russia)^	43,840	—
Anglo American PLC (South Africa)	6,443	230,445
Antofagasta PLC (Chile)	3,175	44,582
ArcelorMittal SA (Luxembourg)	3,548	79,946
BHP Group Ltd. (Australia)	4,668	132,484
BlueScope Steel Ltd. (Australia)	4,235	46,185
Cia Siderurgica Nacional SA (Brazil)	14,000	41,223
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	54,831	89,271
Fortescue Metals Group Ltd. (Australia)	12,810	154,426
Glencore PLC (Australia)*	9,680	52,383
Impala Platinum Holdings Ltd. (South Africa)	4,836	54,157
Kumba Iron Ore Ltd. (South Africa)	1,841	59,661
Mineral Resources Ltd. (Australia)	1,500	49,822
MMC Norilsk Nickel PJSC (Russia)^	888	—
Norsk Hydro ASA (Norway)	7,461	41,931
Northam Platinum Holdings Ltd. (South Africa)*	5,482	58,020
Novolipetsk Steel PJSC (Russia)^	159,030	—
Polyus PJSC (Russia)^	414	—
Rio Tinto Ltd. (Australia)	2,960	210,046
Rio Tinto PLC (Australia)	1,999	119,700
Severstal PAO (Russia)^	27,985	—
Sibanye Stillwater Ltd. (South Africa)	20,301	50,790
South32 Ltd. (Australia)	36,378	98,762
Vale SA (Brazil)	31,385	459,490

		2,125,890

Multiline Retail — 0.0%
Next PLC (United Kingdom)	684	48,819

Oil, Gas & Consumable Fuels — 1.4%
Adaro Energy Indonesia Tbk PT (Indonesia)	423,900	81,158
BP PLC (United Kingdom)	10,890	51,333
ENEOS Holdings, Inc. (Japan)	21,100	79,642
Eni SpA (Italy)	8,049	95,761
Equinor ASA (Norway)	1,841	64,244
Galp Energia SGPS SA (Portugal)	2,109	24,649
Imperial Oil Ltd. (Canada)	1,100	51,855
Inpex Corp. (Japan)	7,300	78,771
LUKOIL PJSC (Russia)^	546	—
OMV AG (Austria)	9,843	462,805
Petroleo Brasileiro SA (Brazil)	27,300	159,415
Repsol SA (Spain)	3,720	54,639
Shell PLC (Netherlands)	3,289	84,910
TotalEnergies SE (France)	2,515	132,407
United Tractors Tbk PT (Indonesia)	33,300	63,555

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Woodside Energy Group Ltd. (Australia)	843	$18,505

		1,503,649

Paper & Forest Products — 0.1%
Mondi PLC (Austria)	3,224	57,067
Suzano SA (Brazil)	4,800	45,685

		102,752

Personal Products — 0.1%
L’Oreal SA (France)	166	57,372

Pharmaceuticals — 0.7%
Bayer AG (Germany)	840	49,946
Cipla Ltd. (India)	4,911	57,102
Dr. Reddy’s Laboratories Ltd. (India)	1,123	62,635
Ipsen SA (France)	1,127	106,115
Novartis AG (Switzerland)	756	63,892
Novo Nordisk A/S (Denmark) (Class B Stock)	1,056	117,481
Orion OYJ (Finland) (Class B Stock)	1,540	68,847
Richter Gedeon Nyrt (Hungary)	2,790	50,481
Roche Holding AG	292	97,446
Sun Pharmaceutical Industries Ltd. (India)	5,594	58,908

		732,853

Professional Services — 0.9%
Randstad NV (Netherlands)	8,120	394,096
RELX PLC (United Kingdom)	2,140	57,856
Wolters Kluwer NV (Netherlands)	5,611	544,450

		996,402

Real Estate Management & Development — 0.9%
Aldar Properties PJSC (United Arab Emirates)	38,430	46,587
China Jinmao Holdings Group Ltd. (China)	210,000	56,568
China Overseas Land & Investment Ltd. (China)	19,000	60,208
CK Asset Holdings Ltd. (Hong Kong)	9,000	63,685
Emaar Properties PJSC (United Arab Emirates)	51,057	72,389
Hang Lung Properties Ltd. (Hong Kong)	15,000	28,482
Henderson Land Development Co. Ltd. (Hong Kong)	15,900	59,631
Hongkong Land Holdings Ltd. (Hong Kong)	2,700	13,566
Hopson Development Holdings Ltd. (China)	35,420	54,261
Land & Houses PCL (Thailand)	246,600	58,313
New World Development Co. Ltd. (Hong Kong)	16,000	57,437
Sino Land Co. Ltd. (Hong Kong)	52,000	76,951
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	23,627
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	21,000	125,195

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Swire Properties Ltd. (Hong Kong)	8,400	$20,879
Wharf Holdings Ltd. (The) (China)	13,000	47,324
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	11,000	52,436
Yuexiu Property Co. Ltd. (China)	30,400	38,979

		956,518

Semiconductors & Semiconductor Equipment — 0.4%
ASE Technology Holding Co. Ltd. (Taiwan)	17,000	43,584
MediaTek, Inc. (Taiwan)	2,000	43,776
Nanya Technology Corp. (Taiwan)	18,000	30,078
Novatek Microelectronics Corp. (Taiwan)	8,000	81,136
Realtek Semiconductor Corp. (Taiwan)	4,000	48,993
SK Hynix, Inc. (South Korea)	566	39,705
SK Square Co. Ltd. (South Korea)*	1,574	47,357
Tokyo Electron Ltd. (Japan)	100	32,891
United Microelectronics Corp. (Taiwan)	27,000	35,877
Vanguard International Semiconductor Corp. (Taiwan)	11,000	28,365

		431,762

Software — 0.2%
Nemetschek SE (Germany)	1,789	107,937
Oracle Corp. (Japan)	1,000	57,946
Trend Micro, Inc. (Japan)	1,200	58,634

		224,517

Specialty Retail — 0.3%
JUMBO SA (Greece)	1,073	15,605
Kingfisher PLC (United Kingdom)	100,725	299,050

		314,655

Technology Hardware, Storage & Peripherals — 0.5%
Acer, Inc. (Taiwan)	60,000	43,872
Advantech Co. Ltd. (Taiwan)	4,798	55,736
Asustek Computer, Inc. (Taiwan)	10,000	104,670
Catcher Technology Co. Ltd. (Taiwan)	10,000	55,810
Compal Electronics, Inc. (Taiwan)	91,000	69,805
Inventec Corp. (Taiwan)	21,000	17,804
Lite-On Technology Corp. (Taiwan)	24,000	46,810
Micro-Star International Co. Ltd. (Taiwan)	13,000	49,589
Pegatron Corp. (Taiwan)	27,000	51,880
Wistron Corp. (Taiwan)	65,000	58,357

		554,333

Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC (United Kingdom)	8,728	174,483
Swatch Group AG (The) (Switzerland)	211	49,988

		224,471

Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	1,361	58,247
Imperial Brands PLC (United Kingdom)	2,708	60,565

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Tobacco (cont’d.)
Swedish Match AB (Sweden)	8,158	$83,082

		201,894

Trading Companies & Distributors — 0.3%
Bunzl PLC (United Kingdom)	1,484	49,049
Ferguson PLC	416	46,103
ITOCHU Corp. (Japan)	1,900	51,466
Marubeni Corp. (Japan)	5,800	52,219
Mitsubishi Corp. (Japan)	2,100	62,614
Sumitomo Corp. (Japan)	4,500	61,656

		323,107

Water Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	10,200	81,878

Wireless Telecommunication Services — 0.5%
Globe Telecom, Inc. (Philippines)	1,035	42,725
KDDI Corp. (Japan)	2,500	78,941
PLDT, Inc. (Philippines)	725	22,155
SoftBank Corp. (Japan)	8,900	98,805
SoftBank Group Corp. (Japan)	6,700	258,900
Turkcell Iletisim Hizmetleri A/S (Turkey)	22,184	21,529

		523,055

TOTAL COMMON STOCKS (cost $25,054,563)		21,300,211

EXCHANGE-TRADED FUNDS — 63.1%
Financial Select Sector SPDR Fund	7,800	245,310
Invesco DB Base Metals Fund*	32,500	631,150
Invesco QQQ Trust Series 1	12,260	3,436,233
Invesco S&P 500 Equal Weight Energy ETF	6,000	369,000
iShares 10-20 Year Treasury Bond ETF	800	96,120
iShares 1-3 Year Treasury Bond ETF	18,400	1,523,336
iShares 20+ Year Treasury Bond ETF	3,600	413,532
iShares 3-7 Year Treasury Bond ETF	14,270	1,702,982
iShares 7-10 Year Treasury Bond ETF	3,750	383,625
iShares Core S&P 500 ETF	61,800	23,431,470
iShares Core U.S. Aggregate Bond ETF	298,100	30,310,808
iShares MSCI EAFE ETF	29,900	1,868,451
iShares Russell 2000 ETF	20,600	3,488,816
Materials Select Sector SPDR Fund	2,300	169,280
SPDR S&P Biotech ETF*	3,100	230,237
Technology Select Sector SPDR Fund	4,600	584,752

TOTAL EXCHANGE-TRADED FUNDS (cost $77,462,003)		68,885,102

PREFERRED STOCKS — 0.6%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	43	2,877

Chemicals — 0.1%
Braskem SA (Brazil) (PRFC A)	14,900	105,911

Electric Utilities — 0.3%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	15,200	135,606

	Shares	Value

PREFERRED STOCKS (continued)
Electric Utilities (cont’d.)
Cia Energetica de Minas Gerais (Brazil) (PRFC)	124,889	$249,136

		384,742

Metals & Mining — 0.1%
Gerdau SA (Brazil) (PRFC)	13,400	57,328

Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	16,200	86,426

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	930	37,419

TOTAL PREFERRED STOCKS (cost $699,794)		674,703

TOTAL LONG-TERM INVESTMENTS (cost $111,850,393)		99,789,512

SHORT-TERM INVESTMENTS — 8.5%
AFFILIATED MUTUAL FUNDS — 8.2%
PGIM Core Ultra Short Bond Fund(wd)	8,925,857	8,925,857
PGIM Institutional Money Market Fund (cost $19,035; includes $19,014 of cash collateral for securities on loan)(b)(wd)	19,050	19,033

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,944,892)		8,944,890

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
1.261%	09/15/22	320	318,927

(cost $319,151)

TOTAL SHORT-TERM INVESTMENTS (cost $9,264,043)			9,263,817

TOTAL INVESTMENTS—99.9% (cost $121,114,436)			109,053,329
Other assets in excess of liabilities(z) — 0.1%			94,117

NET ASSETS — 100.0%			$109,147,446

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,968; cash collateral of $19,014 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9	10 Year U.S. Treasury Notes	Sep. 2022	$1,066,781	$(6,061)
1	Mini MSCI EAFE Index	Sep. 2022	92,830	(682)
1	Mini MSCI Emerging Markets Index	Sep. 2022	50,135	748
13	S&P 500 E-Mini Index	Sep. 2022	2,463,175	23,179

				$17,184

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$318,927

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$8,929,496	$—	$—
Common Stocks
Aerospace & Defense	—	55,361	—
Air Freight & Logistics	—	483,061	—
Auto Components	—	10,926	—
Automobiles	—	63,736	—
Banks	431,014	1,872,515	—
Beverages	—	57,445	—
Capital Markets	—	719,017	—
Chemicals	—	101,505	—
Communications Equipment	—	48,237	—
Construction Materials	—	45,440	—
Containers & Packaging	59,055	—	—
Diversified Financial Services	19,079	103,078	—

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$—	$600,484	$—
Electric Utilities	242,815	345,116	—
Electronic Equipment, Instruments & Components	—	399,246	—
Entertainment	—	153,614	—
Equity Real Estate Investment Trusts (REITs)	52,880	7,249	—
Food & Staples Retailing	1,033,201	425,138	—
Food Products	117,929	—	—
Gas Utilities	—	134,209	—
Health Care Equipment & Supplies	—	94,781	—
Hotels, Restaurants & Leisure	—	476,075	—
Household Durables	—	270,949	—
Independent Power & Renewable Electricity Producers	74,001	—	—
Industrial Conglomerates	—	440,134	—
Insurance	52,991	498,067	—
IT Services	—	1,170,830	—
Life Sciences Tools & Services	—	68,912	—
Machinery	—	17,976	—
Marine	—	969,937	—
Media	—	180,281	—
Metals & Mining	500,713	1,625,177	—
Multiline Retail	—	48,819	—
Oil, Gas & Consumable Fuels	211,270	1,292,379	—
Paper & Forest Products	45,685	57,067	—
Personal Products	—	57,372	—
Pharmaceuticals	—	732,853	—
Professional Services	—	996,402	—
Real Estate Management & Development	—	956,518	—
Semiconductors & Semiconductor Equipment	—	431,762	—
Software	—	224,517	—
Specialty Retail	—	314,655	—
Technology Hardware, Storage & Peripherals	—	554,333	—
Textiles, Apparel & Luxury Goods	—	224,471	—
Tobacco	—	201,894	—
Trading Companies & Distributors	—	323,107	—
Water Utilities	81,878	—	—
Wireless Telecommunication Services	—	523,055	—
Exchange-Traded Funds	68,885,102	—	—
Preferred Stocks
Automobiles	—	2,877	—
Chemicals	105,911	—	—
Electric Utilities	384,742	—	—
Metals & Mining	57,328	—	—
Oil, Gas & Consumable Fuels	86,426	—	—
Technology Hardware, Storage & Peripherals	—	37,419	—
Short-Term Investments
Affiliated Mutual Funds	8,944,890	—	—
U.S. Treasury Obligation	—	318,927	—

Total	$90,316,406	$18,736,923	$—

Other Financial Instruments*
Assets
Futures Contracts	$23,927	$—	$—

Liabilities
Futures Contracts	$(6,743)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Exchange-Traded Funds	63.1%
Affiliated Mutual Funds (0.0% represents investments purchased with collateral from securities on loan)	16.4
Banks	2.1
Metals & Mining	2.0
Oil, Gas & Consumable Fuels	1.5
Food & Staples Retailing	1.3
IT Services	1.1
Professional Services	0.9
Marine	0.9
Real Estate Management & Development	0.9
Electric Utilities	0.8
Pharmaceuticals	0.7
Capital Markets	0.7
Diversified Telecommunication Services	0.5
Technology Hardware, Storage & Peripherals	0.5
Insurance	0.5
Wireless Telecommunication Services	0.5
Air Freight & Logistics	0.4
Hotels, Restaurants & Leisure	0.4
Industrial Conglomerates	0.4
Semiconductors & Semiconductor Equipment	0.4
Electronic Equipment, Instruments & Components	0.4
Trading Companies & Distributors	0.3
U.S. Treasury Obligation	0.3
Specialty Retail	0.3
Household Durables	0.2
Software	0.2
Textiles, Apparel & Luxury Goods	0.2

Chemicals	0.2%
Tobacco	0.2
Media	0.2
Entertainment	0.1
Gas Utilities	0.1
Diversified Financial Services	0.1
Food Products	0.1
Paper & Forest Products	0.1
Health Care Equipment & Supplies	0.1
Water Utilities	0.1
Independent Power & Renewable Electricity Producers	0.1
Life Sciences Tools & Services	0.1
Automobiles	0.1
Equity Real Estate Investment Trusts (REITs)	0.1
Containers & Packaging	0.1
Beverages	0.1
Personal Products	0.1
Aerospace & Defense	0.0	*
Multiline Retail	0.0	*
Communications Equipment	0.0	*
Construction Materials	0.0	*
Machinery	0.0	*
Auto Components	0.0	*

	99.9
Other assets in excess of liabilities	0.1

	100.0%

*  Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$23,927	*	Due from/to broker-variation margin futures	$682	*
Interest rate contracts	—	—		Due from/to broker-variation margin futures	6,061	*

		$23,927			$6,743

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(916,451)
Interest rate contracts	(1,639)

Total	$(918,090)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(69,769)
Interest rate contracts	(6,061)

Total	$(75,830)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$4,720,342

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$17,968	$(17,968)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $17,968:
Unaffiliated investments (cost $103,535,511)	$91,178,943
Affiliated investments (cost $17,578,925)	17,874,386
Foreign currency, at value (cost $76,428)	75,352
Cash	4,550
Dividends receivable	134,743
Tax reclaim receivable	61,849
Receivable for Portfolio shares sold	11,324
Receivable from affiliate	782
Prepaid expenses and other assets	6,554

Total Assets	109,348,483

LIABILITIES
Custodian and accounting fees payable	36,364
Foreign capital gains tax liability accrued	28,930
Payable to affiliate	26,626
Management fee payable	25,568
Audit fee payable	24,596
Payable to broker for collateral for securities on loan	19,014
Fund data services payable	14,119
Due to broker-variation margin futures	12,197
Accrued expenses and other liabilities	10,096
Distribution fee payable	2,847
Affiliated transfer agent fee payable	512
Trustees’ fees payable	168

Total Liabilities	201,037

NET ASSETS	$109,147,446

Net assets were comprised of:
Partners’ Equity	$109,147,446

Net asset value and redemption price per share, $109,147,446 / 7,478,445 outstanding shares of beneficial interest	$14.59

STATEMENT OF OPERATIONS (unaudited)
Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $75,558 foreign withholding tax, of which $6,607 is reimbursable by an affiliate)	$1,186,472
Affiliated dividend income	32,747
Income from securities lending, net (including affiliated income of $20)	1,016
Interest income	520

Total income	1,220,755

EXPENSES
Management fee	479,315
Distribution fee	153,136
Custodian and accounting fees	70,268
Audit fee	24,596
Legal fees and expenses	9,942
Trustees’ fees	5,388
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,710
Shareholders’ reports	3,224
Miscellaneous	27,512

Total expenses	777,091
Less: Fee waiver and/or expense reimbursement	(110,503)
Distribution fee waiver	(10,057)

Net expenses	656,531

NET INVESTMENT INCOME (LOSS)	564,224

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,262,834) (net of foreign capital gains taxes $(10,882))	4,572,628
Futures transactions	(918,090)
Foreign currency transactions	(24,199)

3,630,339

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(5,619,583)) (net of change in foreign capital gains taxes $96,474)	(27,171,083)
Futures	(75,830)
Foreign currencies.	(7,646)

(27,254,559)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(23,624,220)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,059,996)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$564,224	$680,139
Net realized gain (loss) on investment and foreign currency transactions	3,630,339	15,181,109
Net capital gain distributions received	—	103,254
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(27,254,559)	934,321

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(23,059,996)	16,898,823

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [60,703 and 208,419 shares, respectively]	968,759	3,474,541
Portfolio shares purchased [414,732 and 797,938 shares, respectively]	(6,670,943)	(13,314,662)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(5,702,184)	(9,840,121)

TOTAL INCREASE (DECREASE)	(28,762,180)	7,058,702
NET ASSETS:
Beginning of period	137,909,626	130,850,924

End of period.	$109,147,446	$137,909,626

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$17.61		$15.54	$14.29	$12.44		$13.31		$11.38

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.08	0.06	0.08		0.04		0.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.09)		1.99	1.19	1.77		(0.91)		1.92

Total from investment operations	(3.02)		2.07	1.25	1.85		(0.87)		1.93

Capital Contributions	—		—	—	—	(b)(c)	—	(b)(c)	—

Net Asset Value, end of period	$14.59		$17.61	$15.54	$14.29		$12.44		$13.31

Total Return(d)	(17.15)%		13.32%	8.75%	14.87	%(e)	(6.54	)%(e)	16.96%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$109		$138	$131	$96		$83		$84
Average net assets (in millions)	$124		$136	$111	$90		$87		$72
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	1.07	%(g)	0.95%	0.77%	0.82%		0.76%		0.68%
Expenses before waivers and/or expense reimbursement	1.27	%(g)	1.29%	1.37%	1.53%		1.56%		1.57%
Net investment income (loss)	0.92	%(g)	0.50%	0.45%	0.63%		0.33%		0.04%
Portfolio turnover rate(h)	29%		40%	115%	44%		27%		39%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

		Shares	Value
LONG-TERM INVESTMENT — 4.6%
EXCHANGE-TRADED FUND
United States
iShares MSCI EAFE ETF		7,950	$496,795

(cost $497,606)

Interest Rate	Maturity Date	Principal Amount (000)#

SHORT-TERM INVESTMENTS — 69.2%
U.S. TREASURY OBLIGATION(k)(n) — 29.9%
U.S. Treasury Bills
1.600%	09/15/22	3,250	3,239,098

(cost $3,239,064)

		Shares
UNAFFILIATED FUND — 39.3%
Dreyfus Government Cash Management (Institutional Shares)		4,259,525	4,259,525

(cost $4,259,525)

TOTAL SHORT-TERM INVESTMENTS (cost $7,498,589)			7,498,623

TOTAL INVESTMENTS—73.8% (cost $7,996,195)			7,995,418

Other assets in excess of liabilities(z) — 26.2%			2,845,434

NET ASSETS — 100.0%			$10,840,852

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
112	Mini MSCI EAFE Index	Sep. 2022	$10,396,960	$(76,373)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$747,484

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Exchange-Traded Fund
United States	$496,795	$—	$—
Short-Term Investments
U.S. Treasury Obligation	—	3,239,098	—
Unaffiliated Fund	4,259,525	—	—

Total	$4,756,320	$3,239,098	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(76,373)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Unaffiliated Fund	39.3%
U.S. Treasury Obligation	29.9
Exchange-Traded Fund	4.6

73.8
Other assets in excess of liabilities	26.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	—	$—	Due from/to broker-variation margin futures	$76,373	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,441,715)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(195,773)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$8,125,597

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Unaffiliated investments (cost $7,996,195)	$7,995,418
Foreign currency, at value (cost $74,090)	73,908
Tax reclaim receivable	3,703,043
Dividends and interest receivable	10,560
Receivable from affiliate	3,155
Receivable for Portfolio shares sold	1,322
Prepaid expenses	1,110

Total Assets	11,788,516

LIABILITIES
Payable to affiliate	863,422
Due to broker-variation margin futures	53,938
Accrued expenses and other liabilities	27,051
Payable for investments purchased	1,701
Affiliated transfer agent fee payable	512
Trustees’ fees payable	375
Management fee payable	364
Distribution fee payable	301

Total Liabilities	947,664

NET ASSETS	$10,840,852

Net assets were comprised of:
Partners’ Equity	$10,840,852

Net asset value and redemption price per share, $10,840,852 / 881,147 outstanding shares of beneficial interest	$12.30

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $303,113 foreign withholding tax, of which $220,371 is reimbursable by an affiliate)	$753,446
Interest income	1,094
Income from securities lending, net (including affiliated income of $76)	302
Affiliated dividend income	87

Total income	754,929

EXPENSES
Management fee	175,869
Distribution fee	60,024
Custodian and accounting fees	38,899
Audit fee	18,050
Legal fees and expenses	10,107
Trustees’ fees	4,805
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,714
Shareholders’ reports	3,001
Miscellaneous	19,984

Total expenses	334,453
Less: Fee waiver and/or expense reimbursement	(94,906)

Net expenses	239,547

NET INVESTMENT INCOME (LOSS)	515,382

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4))	(1,246,276)
In-kind transactions(1)	(931,094)
Futures transactions	(1,441,715)
Foreign currency transactions	(7,240)

(3,626,325)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,858,173)
Futures	(195,773)
Foreign currencies	(189,654)

(5,243,600)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(8,869,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,354,543)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$515,382	$18,819,856
Net realized gain (loss) on investment and foreign currency transactions	(3,626,325)	343,749,520
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,243,600)	(190,061,159)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,354,543)	172,508,217

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [630,178 and 3,184,449 shares, respectively]	9,059,654	44,820,384
Portfolio shares purchased [5,083,608 and 94,991,333 shares, respectively]	(70,321,859)	(1,443,075,239)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(61,262,205)	(1,398,254,855)

TOTAL INCREASE (DECREASE)	(69,616,748)	(1,225,746,638)
NET ASSETS:
Beginning of period	80,457,600	1,306,204,238

End of period	$10,840,852	$80,457,600

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.08		$13.45	$12.62	$10.80		$12.77		$10.25

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.43	0.21	0.28		0.26		0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.93)		1.20	0.62 (b)	1.54		(2.23)		2.28

Total from investment operations	(2.78)		1.63	0.83	1.82		(1.97)		2.52

Capital Contributions	—		—	—	—	(c)(d)	—	(c)(d)	—

Net Asset Value, end of period	$12.30		$15.08	$13.45	$12.62		$10.80		$12.77

Total Return(e)	(18.44)%		12.12%	6.58%	16.85	%(f)	(15.43	)%(f)	24.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11		$80	$1,306	$1,358		$1,116		$940
Average net assets (in millions)	$48		$623	$1,111	$1,272		$935		$886
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.00	%(h)	1.00%	1.01%	1.00%		1.00%		1.00%
Expenses before waivers and/or expense reimbursement	1.40	%(h)	1.02%	1.01%	1.00%		1.01%		1.02%
Net investment income (loss)	2.15	%(h)	3.02%	1.77%	2.36%		2.08%		2.06%
Portfolio turnover rate(i)	62%		85%	112%	108%		129%		108%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 94.1%
Aerospace & Defense — 0.6%
Kratos Defense & Security Solutions, Inc.*	277,781	$3,855,600

Air Freight & Logistics — 1.3%
Forward Air Corp.	82,175	7,556,813

Airlines — 0.6%
Allegiant Travel Co.*	11,568	1,308,225
Sun Country Airlines Holdings, Inc.*(a)	124,418	2,281,826

		3,590,051

Auto Components — 1.6%
Visteon Corp.*	90,215	9,344,470

Banks — 4.9%
Customers Bancorp, Inc.*	76,657	2,598,672
First Bancorp	108,987	3,803,646
Live Oak Bancshares, Inc.(a)	49,581	1,680,300
National Bank Holdings Corp. (Class A Stock)	70,676	2,704,771
Pacific Premier Bancorp, Inc.	197,903	5,786,684
Silvergate Capital Corp. (Class A Stock)*	22,649	1,212,401
Texas Capital Bancshares, Inc.*	47,405	2,495,399
Triumph Bancorp, Inc.*	34,986	2,188,724
Veritex Holdings, Inc.	121,799	3,563,839
Webster Financial Corp.	80,801	3,405,762

		29,440,198

Beverages — 0.5%
Duckhorn Portfolio, Inc. (The)*(a)	119,887	2,524,820
Zevia PBC (Class A Stock)*(a)	122,822	345,130

		2,869,950

Biotechnology — 8.5%
ACADIA Pharmaceuticals, Inc.*(a)	139,612	1,967,133
Alkermes PLC*	184,619	5,499,800
Allogene Therapeutics, Inc.*(a)	83,868	956,095
Argenx SE (Netherlands), ADR*(a)	6,146	2,328,597
Biohaven Pharmaceutical Holding Co. Ltd.*	24,426	3,559,113
CRISPR Therapeutics AG (Switzerland)*(a)	13,288	807,512
Cytokinetics, Inc.*	24,320	955,533
Fate Therapeutics, Inc.*(a)	27,628	684,622
Gossamer Bio, Inc.*(a)	336,109	2,813,232
IGM Biosciences, Inc.*(a)	37,868	682,760
Imago Biosciences, Inc.*(a)	115,767	1,550,120
Insmed, Inc.*(a)	94,249	1,858,590
Instil Bio, Inc.*(a)	64,719	299,002
Intellia Therapeutics, Inc.*	23,457	1,214,134
Karuna Therapeutics, Inc.*(a)	18,926	2,394,328
Kura Oncology, Inc.*(a)	93,865	1,720,545
Kymera Therapeutics, Inc.*(a)	52,059	1,025,042
MannKind Corp.*(a)	955,677	3,641,129
MeiraGTx Holdings PLC*	85,905	650,301
Nurix Therapeutics, Inc.*(a)	76,468	968,850
PMV Pharmaceuticals, Inc.*(a)	49,769	709,208
Relay Therapeutics, Inc.*(a)	45,815	767,401

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Repare Therapeutics, Inc. (Canada)*(a)	44,719	$625,619
Replimune Group, Inc.*	189,908	3,319,592
Ultragenyx Pharmaceutical, Inc.*(a)	28,890	1,723,577
United Therapeutics Corp.*	23,387	5,510,913
Xencor, Inc.*	59,266	1,622,110
Zentalis Pharmaceuticals, Inc.*(a)	33,578	943,542

		50,798,400

Building Products — 0.9%
Hayward Holdings, Inc.*(a)	149,482	2,151,046
Simpson Manufacturing Co., Inc.	30,288	3,047,276

		5,198,322

Capital Markets — 1.6%
Houlihan Lokey, Inc.	32,395	2,556,937
Moelis & Co. (Class A Stock)(a)	137,868	5,425,106
Trinity Capital, Inc.	107,600	1,556,972

		9,539,015

Chemicals — 1.1%
Aspen Aerogels, Inc.*(a)	102,739	1,015,062
Avient Corp.	137,965	5,529,637

		6,544,699

Commercial Services & Supplies — 1.1%
Aris Water Solution, Inc. (Class A Stock)(a)	152,319	2,540,681
Montrose Environmental Group, Inc.*(a)	71,868	2,426,264
Tetra Tech, Inc.	13,484	1,841,240

		6,808,185

Communications Equipment — 0.5%
Viavi Solutions, Inc.*	235,704	3,118,364

Construction & Engineering — 2.6%
Ameresco, Inc. (Class A Stock)*(a)	108,371	4,937,383
MasTec, Inc.*	52,396	3,754,697
NV5 Global, Inc.*	56,910	6,643,674

		15,335,754

Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	29,816	1,811,620

Electrical Equipment — 1.0%
Babcock & Wilcox Enterprises, Inc.*	56,348	339,779
Regal Rexnord Corp.(a)	37,929	4,305,700
Shoals Technologies Group, Inc. (Class A Stock)*(a)	72,761	1,199,101

		5,844,580

Electronic Equipment, Instruments & Components — 0.5%
908 Devices, Inc.*(a)	56,261	1,158,414
II-VI, Inc.*(a)	36,733	1,871,546

		3,029,960

Energy Equipment & Services — 1.1%
Cactus, Inc. (Class A Stock)	79,348	3,195,344

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
ProFrac Holding Corp. (Class A Stock)*(a)	136,347	$2,496,514
TETRA Technologies, Inc.*	270,604	1,098,652

		6,790,510

Entertainment — 0.2%
Cinemark Holdings, Inc.*(a)	61,630	925,683

Equity Real Estate Investment Trusts (REITs) — 1.4%
Ryman Hospitality Properties, Inc.*	109,410	8,318,442

Food & Staples Retailing — 1.2%
Performance Food Group Co.*(a)	149,405	6,869,642

Food Products — 2.1%
Freshpet, Inc.*(a)	79,615	4,131,222
Simply Good Foods Co. (The)*	216,250	8,167,763

		12,298,985

Health Care Equipment & Supplies — 6.9%
AtriCure, Inc.*(a)	150,987	6,169,329
Cutera, Inc.*(a)	72,903	2,733,863
CVRx, Inc.*	16,382	98,456
Haemonetics Corp.*	53,285	3,473,116
Integer Holdings Corp.*	48,180	3,404,399
Lantheus Holdings, Inc.*	57,734	3,812,176
Merit Medical Systems, Inc.*	95,264	5,169,977
SeaSpine Holdings Corp.*	157,923	892,265
Silk Road Medical, Inc.*(a)	71,295	2,594,425
STAAR Surgical Co.*(a)	56,428	4,002,438
Tandem Diabetes Care, Inc.*	69,196	4,095,711
TransMedics Group, Inc.*(a)	65,600	2,063,120
Treace Medical Concepts, Inc.*(a)	182,864	2,622,270

		41,131,545

Health Care Providers & Services — 2.4%
Castle Biosciences, Inc.*(a)	45,720	1,003,554
DocGo, Inc.*(a)	284,042	2,028,060
LHC Group, Inc.*	22,167	3,452,289
R1 RCM, Inc.*(a)	214,390	4,493,614
Surgery Partners, Inc.*(a)	106,327	3,074,977

		14,052,494

Health Care Technology — 0.6%
Inspire Medical Systems, Inc.*	20,629	3,768,299

Hotels, Restaurants & Leisure — 7.6%
BJ’s Restaurants, Inc.*(a)	74,032	1,605,014
Bloomin’ Brands, Inc.(a)	179,143	2,977,356
Churchill Downs, Inc.	42,994	8,234,641
Chuy’s Holdings, Inc.*(a)	89,362	1,780,091
Dave & Buster’s Entertainment, Inc.*(a)	77,562	2,542,482
Everi Holdings, Inc.*(a)	317,517	5,178,702
Jack in the Box, Inc.(a)	47,065	2,638,464
Lindblad Expeditions Holdings, Inc.*(a)	191,286	1,549,416
Noodles & Co.*(a)	221,134	1,039,330
Planet Fitness, Inc. (Class A Stock)*	126,768	8,621,492
Portillo’s, Inc. (Class A Stock)*(a)	77,854	1,272,913
SeaWorld Entertainment, Inc.*(a)	31,773	1,403,731
Six Flags Entertainment Corp.*	131,234	2,847,778
Sweetgreen, Inc. (Class A Stock)*(a)	11,300	131,645

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Wyndham Hotels & Resorts, Inc.	49,333	$3,242,165

		45,065,220

Household Durables — 0.4%
TopBuild Corp.*(a)	14,196	2,373,003

Insurance — 1.8%
BRP Group, Inc. (Class A Stock)*(a)	204,863	4,947,442
Palomar Holdings, Inc.*	84,966	5,471,810

		10,419,252

IT Services — 3.7%
DigitalOcean Holdings, Inc.*(a)	86,600	3,581,776
Jack Henry & Associates, Inc.	30,215	5,439,304
Perficient, Inc.*	73,151	6,707,215
Shift4 Payments, Inc. (Class A Stock)*(a)	161,188	5,328,875
Wix.com Ltd. (Israel)*(a)	11,750	770,213

		21,827,383

Leisure Products — 0.4%
YETI Holdings, Inc.*(a)	59,870	2,590,575

Life Sciences Tools & Services — 3.0%
Azenta, Inc.(a)	67,156	4,841,948
Maravai LifeSciences Holdings, Inc. (Class A Stock)*(a)	22,068	626,952
Medpace Holdings, Inc.*	32,721	4,897,352
NanoString Technologies, Inc.*(a)	57,834	734,492
NeoGenomics, Inc.*	320,962	2,615,840
Repligen Corp.*	23,690	3,847,256

		17,563,840

Machinery — 4.1%
Altra Industrial Motion Corp.	44,248	1,559,742
Astec Industries, Inc.	27,296	1,113,131
Chart Industries, Inc.*(a)	103,155	17,266,084
Evoqua Water Technologies Corp.*(a)	133,007	4,324,057

		24,263,014

Media — 0.3%
Magnite, Inc.*	171,188	1,520,149

Metals & Mining — 0.5%
Carpenter Technology Corp.	104,290	2,910,734

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	23,624	894,405

Multiline Retail — 0.6%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	56,623	3,326,601

Oil, Gas & Consumable Fuels — 2.5%
Chesapeake Energy Corp.(a)	45,444	3,685,508
Excelerate Energy, Inc. (Class A Stock)*(a)	93,447	1,861,464
Matador Resources Co.(a)	113,271	5,277,296
Ovintiv, Inc.	85,926	3,797,070

		14,621,338

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Personal Products — 0.1%
Thorne HealthTech, Inc.*(a)	150,911	$730,409

Pharmaceuticals — 2.5%
ANI Pharmaceuticals, Inc.*(a)	67,585	2,005,246
Arvinas, Inc.*(a)	45,134	1,899,690
Collegium Pharmaceutical, Inc.*	133,603	2,367,445
Intra-Cellular Therapies, Inc.*	44,087	2,516,486
Ocular Therapeutix, Inc.*(a)	264,838	1,064,649
Pacira BioSciences, Inc.*	60,083	3,502,839
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	48,407	1,471,089
Supernus Pharmaceuticals, Inc.*	11,680	337,785

		15,165,229

Professional Services — 2.8%
Exponent, Inc.	26,768	2,448,469
First Advantage Corp.*(a)	193,724	2,454,483
HireRight Holdings Corp.*(a)	155,910	2,215,481
KBR, Inc.	74,607	3,610,233
Sterling Check Corp.*(a)	98,300	1,603,273
TriNet Group, Inc.*	59,603	4,626,385

		16,958,324

Semiconductors & Semiconductor Equipment — 5.1%
Ambarella, Inc.*	16,230	1,062,416
Credo Technology Group Holding Ltd.*(a)	64,591	754,423
FormFactor, Inc.*	85,730	3,320,323
Lattice Semiconductor Corp.*	93,073	4,514,041
MACOM Technology Solutions Holdings, Inc.*	132,958	6,129,364
MaxLinear, Inc.*	103,603	3,520,430
Onto Innovation, Inc.*	51,214	3,571,664
PDF Solutions, Inc.*	18,202	391,525
Semtech Corp.*	39,426	2,167,247
SkyWater Technology, Inc.*(a)	165,310	995,166
Universal Display Corp.	40,173	4,063,097

		30,489,696

Software — 8.3%
Alteryx, Inc. (Class A Stock)*(a)	73,145	3,541,681
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	84,200	1,013,768
CyberArk Software Ltd.*(a)	27,600	3,531,696
Elastic NV*(a)	52,172	3,530,479
ForgeRock, Inc. (Class A Stock)*(a)	63,300	1,355,886
HashiCorp, Inc. (Class A Stock)*(a)	21,600	635,904
Jamf Holding Corp.*(a)	210,482	5,213,639
LiveRamp Holdings, Inc.*(a)	103,592	2,673,709
Model N, Inc.*(a)	131,208	3,356,301
Ping Identity Holding Corp.*(a)	138,991	2,521,297
Rapid7, Inc.*(a)	138,318	9,239,642
Sumo Logic, Inc.*	88,791	665,045
Tenable Holdings, Inc.*(a)	100,429	4,560,481
Varonis Systems, Inc.*(a)	265,677	7,789,650

		49,629,178

Specialty Retail — 2.4%
Arhaus, Inc.*(a)	161,118	725,031

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Children’s Place, Inc. (The)*	43,231	$1,682,551
Five Below, Inc.*(a)	13,267	1,504,876
National Vision Holdings, Inc.*(a)	234,779	6,456,422
Petco Health & Wellness Co., Inc.*(a)	216,974	3,198,197
Tilly’s, Inc. (Class A Stock)	85,254	598,483

		14,165,560

Technology Hardware, Storage & Peripherals — 1.8%
Pure Storage, Inc. (Class A Stock)*	213,642	5,492,736
Super Micro Computer, Inc.*	130,455	5,263,859

		10,756,595

Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.	11,561	657,821
Tapestry, Inc.	91,708	2,798,928

		3,456,749

Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd.	48,128	1,872,179

Trading Companies & Distributors — 1.7%
Boise Cascade Co.(a)	57,158	3,400,329
H&E Equipment Services, Inc.	50,997	1,477,383
Herc Holdings, Inc.(a)	57,030	5,141,255

		10,018,967

TOTAL COMMON STOCKS (cost $596,209,589)		559,459,981

EXCHANGE-TRADED FUNDS — 3.0%
iShares Russell 2000 Growth ETF	43,433	8,960,662
Vanguard Small-Cap Growth ETF	43,798	8,629,520

TOTAL EXCHANGE-TRADED FUNDS (cost $25,653,527)		17,590,182

TOTAL LONG-TERM INVESTMENTS (cost $621,863,116)		577,050,163

SHORT-TERM INVESTMENTS — 34.0%

AFFILIATED MUTUAL FUND — 31.2%
PGIM Institutional Money Market Fund (cost $185,915,273; includes $185,753,101 of cash collateral for securities on loan)(b)(wa)	186,068,589	185,901,128

UNAFFILIATED FUNDS — 2.8%
BlackRock Liquidity FedFund (Institutional Shares)	9,590,334	9,590,334

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

UNAFFILIATED FUNDS (continued)
Dreyfus Government Cash Management (Institutional Shares)	6,838,722	$6,838,722

TOTAL UNAFFILIATED FUNDS (cost $16,429,056)		16,429,056

TOTAL SHORT-TERM INVESTMENTS (cost $202,344,329)		202,330,184

TOTAL INVESTMENTS—131.1% (cost $824,207,445)		779,380,347

Liabilities in excess of other assets — (31.1)%		(184,679,972)

NET ASSETS — 100.0%		$594,700,375

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $179,858,065; cash collateral of $185,753,101 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$3,855,600	$—	$—
Air Freight & Logistics	7,556,813	—	—
Airlines	3,590,051	—	—
Auto Components	9,344,470	—	—
Banks	29,440,198	—	—
Beverages	2,869,950	—	—
Biotechnology	50,798,400	—	—
Building Products	5,198,322	—	—
Capital Markets	9,539,015	—	—
Chemicals	6,544,699	—	—
Commercial Services & Supplies	6,808,185	—	—
Communications Equipment	3,118,364	—	—
Construction & Engineering	15,335,754	—	—
Diversified Telecommunication Services	1,811,620	—	—
Electrical Equipment	5,844,580	—	—
Electronic Equipment, Instruments & Components	3,029,960	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Energy Equipment & Services	$6,790,510	$—	$—
Entertainment	925,683	—	—
Equity Real Estate Investment Trusts (REITs)	8,318,442	—	—
Food & Staples Retailing	6,869,642	—	—
Food Products	12,298,985	—	—
Health Care Equipment & Supplies	41,131,545	—	—
Health Care Providers & Services	14,052,494	—	—
Health Care Technology	3,768,299	—	—
Hotels, Restaurants & Leisure	45,065,220	—	—
Household Durables	2,373,003	—	—
Insurance	10,419,252	—	—
IT Services	21,827,383	—	—
Leisure Products	2,590,575	—	—
Life Sciences Tools & Services	17,563,840	—	—
Machinery	24,263,014	—	—
Media	1,520,149	—	—
Metals & Mining	2,910,734	—	—
Mortgage Real Estate Investment Trusts (REITs)	894,405	—	—
Multiline Retail	3,326,601	—	—
Oil, Gas & Consumable Fuels	14,621,338	—	—
Personal Products	730,409	—	—
Pharmaceuticals	15,165,229	—	—
Professional Services	16,958,324	—	—
Semiconductors & Semiconductor Equipment	30,489,696	—	—
Software	49,629,178	—	—
Specialty Retail	14,165,560	—	—
Technology Hardware, Storage & Peripherals	10,756,595	—	—
Textiles, Apparel & Luxury Goods	3,456,749	—	—
Thrifts & Mortgage Finance	1,872,179	—	—
Trading Companies & Distributors	10,018,967	—	—
Exchange-Traded Funds	17,590,182	—	—
Short-Term Investments
Affiliated Mutual Fund	185,901,128	—	—
Unaffiliated Funds	16,429,056	—	—

Total	$779,380,347	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Fund (31.2% represents investments purchased with collateral from securities on loan)	31.2%
Biotechnology	8.5
Software	8.3
Hotels, Restaurants & Leisure	7.6
Health Care Equipment & Supplies	6.9
Semiconductors & Semiconductor Equipment	5.1
Banks	4.9
Machinery	4.1
IT Services	3.7
Exchange-Traded Funds	3.0
Life Sciences Tools & Services	3.0
Professional Services	2.8
Unaffiliated Funds	2.8
Construction & Engineering	2.6

Pharmaceuticals	2.5%
Oil, Gas & Consumable Fuels	2.5
Specialty Retail	2.4
Health Care Providers & Services	2.4
Food Products	2.1
Technology Hardware, Storage & Peripherals	1.8
Insurance	1.8
Trading Companies & Distributors	1.7
Capital Markets	1.6
Auto Components	1.6
Equity Real Estate Investment Trusts (REITs)	1.4
Air Freight & Logistics	1.3
Food & Staples Retailing	1.2
Commercial Services & Supplies	1.1
Energy Equipment & Services	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Chemicals	1.1%
Electrical Equipment	1.0
Building Products	0.9
Aerospace & Defense	0.6
Health Care Technology	0.6
Airlines	0.6
Textiles, Apparel & Luxury Goods	0.6
Multiline Retail	0.6
Communications Equipment	0.5
Electronic Equipment, Instruments & Components	0.5
Metals & Mining	0.5
Beverages	0.5

Leisure Products	0.4%
Household Durables	0.4
Thrifts & Mortgage Finance	0.3
Diversified Telecommunication Services	0.3
Media	0.3
Entertainment	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.1
Personal Products	0.1

131.1
Liabilities in excess of other assets	(31.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$179,858,065	$(179,858,065)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022

STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $179,858,065:
Unaffiliated investments (cost $638,292,172)	$593,479,219
Affiliated investments (cost $185,915,273)	185,901,128
Cash	1,689,537
Receivable for investments sold	2,379,442
Dividends receivable	167,083
Receivable for Portfolio shares sold	135,192
Prepaid expenses	1,230

Total Assets	783,752,831

LIABILITIES
Payable to broker for collateral for securities on loan	185,753,101
Payable for investments purchased	2,675,747
Accrued expenses and other liabilities	292,677
Management fee payable	218,363
Payable for Portfolio shares purchased	94,792
Distribution fee payable	16,724
Trustees’ fees payable	540
Affiliated transfer agent fee payable	512

Total Liabilities	189,052,456

NET ASSETS	$594,700,375

Net assets were comprised of:
Partners’ Equity	$594,700,375

Net asset value and redemption price per share, $594,700,375 / 10,382,132 outstanding shares of beneficial interest	$57.28

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$2,279,808
Income from securities lending, net (including affiliated income of $84,464)	213,342
Affiliated dividend income.	343

Total income	2,493,493

EXPENSES
Management fee	2,644,800
Distribution fee	914,080
Custodian and accounting fees	59,203
Audit fee	12,546
Legal fees and expenses	11,669
Trustees’ fees.	10,180
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,707
Shareholders’ reports	3,206
Miscellaneous	15,836

Total expenses.	3,675,227
Less: Fee waiver and/or expense reimbursement	(55,071)

Net expenses	3,620,156

NET INVESTMENT INCOME (LOSS)	(1,126,663)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(19,478))	2,842,969
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(4,008))	(275,457,518)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(272,614,549)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(273,741,212)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,126,663)	$(6,528,094)
Net realized gain (loss) on investment transactions	2,842,969	149,612,287
Net change in unrealized appreciation (depreciation) on investments	(275,457,518)	(94,867,946)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(273,741,212)	48,216,247

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [819,005 and 924,858 shares, respectively]	52,227,930	75,950,922
Portfolio shares purchased [1,788,626 and 2,427,388 shares, respectively]	(117,930,958)	(201,898,803)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(65,703,028)	(125,947,881)

TOTAL INCREASE (DECREASE)	(339,444,240)	(77,731,634)
NET ASSETS:
Beginning of period	934,144,615	1,011,876,249

End of period	$594,700,375	$934,144,615

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$82.29		$78.72	$53.05	$40.78		$44.51	$35.92

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.10)		(0.54)	(0.26)	(0.14)		(0.18)	(0.19)
Net realized and unrealized gain (loss) on investment	(24.91)		4.11	25.93	12.41		(3.55)	8.78

Total from investment operations	(25.01)		3.57	25.67	12.27		(3.73)	8.59

Capital Contributions	—		—	—	—	(b)(c)	—	—

Net Asset Value, end of period	$57.28		$82.29	$78.72	$53.05		$40.78	$44.51

Total Return(d)	(30.39)%		4.54%	48.39%	30.12	%(e)	(8.38)%	23.91%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$595		$934	$1,012	$863		$680	$884
Average net assets (in millions)	$737		$1,004	$793	$836		$904	$805
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.99	%(g)	0.99%	1.00%	0.99%		0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.01	%(g)	0.99%	1.00%	0.99%		0.99%	0.99%
Net investment income (loss)	(0.31	)%(g)	(0.65)%	(0.45)%	(0.28)%		(0.38)%	(0.49)%
Portfolio turnover rate(h)	20%		44%	97%	50%		56%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 94.3%
Aerospace & Defense — 1.0%
AAR Corp.*	27,350	$1,144,324
Curtiss-Wright Corp.	21,284	2,810,765
Mercury Systems, Inc.*	13,200	849,156

		4,804,245

Auto Components — 1.4%
Fox Factory Holding Corp.*(a)	38,402	3,092,897
Gentherm, Inc.*	22,080	1,378,013
Patrick Industries, Inc.	46,369	2,403,769

		6,874,679

Automobiles — 0.5%
Thor Industries, Inc.(a)	28,727	2,146,769

Banks — 2.1%
Customers Bancorp, Inc.*	35,750	1,211,925
Synovus Financial Corp.	63,611	2,293,177
Triumph Bancorp, Inc.*	36,883	2,307,400
Western Alliance Bancorp	26,192	1,849,155
Wintrust Financial Corp.	28,090	2,251,414

		9,913,071

Beverages — 0.3%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	4,249	1,287,320

Biotechnology — 8.8%
Alkermes PLC*	53,830	1,603,596
Apellis Pharmaceuticals, Inc.*	81,723	3,695,514
Arrowhead Pharmaceuticals, Inc.*	16,251	572,198
Avidity Biosciences, Inc.*(a)	57,929	841,708
BioCryst Pharmaceuticals, Inc.*(a)	171,510	1,814,576
Blueprint Medicines Corp.*(a)	43,358	2,190,013
Celldex Therapeutics, Inc.*(a)	58,431	1,575,300
Crinetics Pharmaceuticals, Inc.*(a)	70,061	1,306,638
Cytokinetics, Inc.*(a)	52,897	2,078,323
DermTech, Inc.*(a)	53,250	295,005
Equillium, Inc.*(a)	158,800	323,952
Fate Therapeutics, Inc.*(a)	50,820	1,259,320
Halozyme Therapeutics, Inc.*	41,370	1,820,280
ImmunoGen, Inc.*	256,534	1,154,403
Intellia Therapeutics, Inc.*	10,896	563,977
Karuna Therapeutics, Inc.*(a)	23,977	3,033,330
Kezar Life Sciences, Inc.*	135,720	1,122,404
Kura Oncology, Inc.*(a)	36,800	674,544
Kymera Therapeutics, Inc.*(a)	38,694	761,885
Mirati Therapeutics, Inc.*	11,306	758,972
Morphic Holding, Inc.*	68,936	1,495,911
Neurocrine Biosciences, Inc.*	12,504	1,218,890
Opthea Ltd. (Australia), ADR*	76,750	483,525
PTC Therapeutics, Inc.*(a)	54,299	2,175,218
REVOLUTION Medicines, Inc.*(a)	78,292	1,525,911
SpringWorks Therapeutics, Inc.*(a)	46,570	1,146,553
Stoke Therapeutics, Inc.*(a)	57,564	760,420
Syndax Pharmaceuticals, Inc.*(a)	77,765	1,496,199
Turning Point Therapeutics, Inc.*	17,570	1,322,142
United Therapeutics Corp.*	5,659	1,333,487
Veracyte, Inc.*(a)	39,706	790,149

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Zentalis Pharmaceuticals, Inc.*(a)	38,399	$1,079,012

		42,273,355

Building Products — 2.1%
AAON, Inc.	3,000	164,280
Armstrong World Industries, Inc.	30,392	2,278,184
Simpson Manufacturing Co., Inc.	14,930	1,502,107
Trex Co., Inc.*(a)	11,980	651,952
Zurn Water Solutions Corp.	202,051	5,503,869

		10,100,392

Capital Markets — 0.9%
Focus Financial Partners, Inc. (Class A Stock)*(a)	46,650	1,588,899
Stifel Financial Corp.	46,820	2,622,856

		4,211,755

Chemicals — 2.1%
Avient Corp.	33,560	1,345,085
Axalta Coating Systems Ltd.*	132,731	2,934,683
Cabot Corp.(a)	25,413	1,621,095
Ingevity Corp.*	21,858	1,380,114
Livent Corp.*(a)	112,525	2,553,192

		9,834,169

Commercial Services & Supplies — 1.4%
Casella Waste Systems, Inc. (Class A Stock)*(a)	34,484	2,506,297
Clean Harbors, Inc.*	21,210	1,859,481
Tetra Tech, Inc.	17,061	2,329,679

		6,695,457

Communications Equipment — 0.6%
Lumentum Holdings, Inc.*(a)	37,326	2,964,431

Construction & Engineering — 1.0%
WillScot Mobile Mini Holdings Corp.*	151,903	4,924,695

Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	70,030	1,630,999

Consumer Finance — 0.9%
OneMain Holdings, Inc.	68,016	2,542,438
PRA Group, Inc.*	44,880	1,631,837

		4,174,275

Containers & Packaging — 0.3%
Ranpak Holdings Corp.*	97,545	682,815
Silgan Holdings, Inc.	15,880	656,638

		1,339,453

Distributors — 0.2%
Funko, Inc. (Class A Stock)*(a)	40,150	896,148

Diversified Consumer Services — 0.4%
Mister Car Wash, Inc.*(a)	190,697	2,074,783

Electronic Equipment, Instruments & Components — 2.1%
Advanced Energy Industries, Inc.	44,580	3,253,448
Fabrinet (Thailand)*	35,829	2,905,732
II-VI, Inc.*(a)	24,817	1,264,426

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Insight Enterprises, Inc.*(a)	31,039	$2,678,045

		10,101,651

Energy Equipment & Services — 0.6%
Helmerich & Payne, Inc.	67,764	2,917,918

Entertainment — 0.4%
World Wrestling Entertainment, Inc. (Class A Stock)(a)	33,390	2,086,541

Equity Real Estate Investment Trusts (REITs) — 2.8%
Essential Properties Realty Trust, Inc.	127,985	2,750,398
Independence Realty Trust, Inc.(a)	157,933	3,273,951
National Storage Affiliates Trust	30,120	1,508,108
Phillips Edison & Co., Inc.(a)	74,886	2,501,941
Ryman Hospitality Properties, Inc.*	42,821	3,255,681

		13,290,079

Food & Staples Retailing — 1.3%
Grocery Outlet Holding Corp.*(a)	41,090	1,751,667
Performance Food Group Co.*	96,620	4,442,587

		6,194,254

Food Products — 2.7%
Freshpet, Inc.*(a)	49,733	2,580,645
Hostess Brands, Inc.*	30,670	650,511
Lancaster Colony Corp.(a)	20,005	2,576,244
Simply Good Foods Co. (The)*	113,698	4,294,373
Sovos Brands, Inc.*(a)	178,155	2,827,320

		12,929,093

Health Care Equipment & Supplies — 5.9%
AtriCure, Inc.*	33,711	1,377,432
Axonics, Inc.*(a)	20,990	1,189,503
CONMED Corp.(a)	780	74,693
CryoPort, Inc.*(a)	57,890	1,793,432
Glaukos Corp.*	44,293	2,011,788
Globus Medical, Inc. (Class A Stock)*(a)	54,444	3,056,486
Haemonetics Corp.*	37,022	2,413,094
Inari Medical, Inc.*(a)	31,689	2,154,535
Integra LifeSciences Holdings Corp.*	56,866	3,072,470
LivaNova PLC*(a)	22,520	1,406,824
Nevro Corp.*	48,660	2,132,768
Omnicell, Inc.*	36,823	4,188,616
Shockwave Medical, Inc.*	9,160	1,751,117
Tandem Diabetes Care, Inc.*	26,960	1,595,763

		28,218,521

Health Care Providers & Services — 4.7%
Acadia Healthcare Co., Inc.*	33,560	2,269,663
Amedisys, Inc.*(a)	11,520	1,210,982
Covetrus, Inc.*	98,291	2,039,538
HealthEquity, Inc.*(a)	41,090	2,522,515
LHC Group, Inc.*	16,333	2,543,702
ModivCare, Inc.*	11,170	943,865
Option Care Health, Inc.*	50,740	1,410,065
Owens & Minor, Inc.(a)	99,454	3,127,828
R1 RCM, Inc.*	237,000	4,967,520

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Surgery Partners, Inc.*(a)	55,800	$1,613,736

		22,649,414

Health Care Technology — 1.0%
Evolent Health, Inc. (Class A Stock)*	22,530	691,896
Health Catalyst, Inc.*(a)	110,198	1,596,769
Inspire Medical Systems, Inc.*	14,680	2,681,596

		4,970,261

Hotels, Restaurants & Leisure — 3.3%
BJ’s Restaurants, Inc.*(a)	75,890	1,645,295
Churchill Downs, Inc.	13,204	2,528,962
GAN Ltd.*	136,604	404,348
Papa John’s International, Inc.(a)	12,670	1,058,198
Penn National Gaming, Inc.*(a)	50,144	1,525,381
Texas Roadhouse, Inc.	58,910	4,312,212
Wingstop, Inc.(a)	60,159	4,498,088

		15,972,484

Household Durables — 0.6%
TopBuild Corp.*(a)	16,522	2,761,818

Insurance — 0.3%
James River Group Holdings Ltd.	55,959	1,386,664

Interactive Media & Services — 1.4%
Bumble, Inc. (Class A Stock)*(a)	79,113	2,227,031
Ziff Davis, Inc.*(a)	43,818	3,265,755
ZipRecruiter, Inc. (Class A Stock)*(a)	89,590	1,327,724

		6,820,510

Internet & Direct Marketing Retail — 0.3%
Shutterstock, Inc.	26,744	1,532,699

IT Services — 6.5%
Concentrix Corp.	27,883	3,782,050
DigitalOcean Holdings, Inc.*(a)	101,686	4,205,733
Evo Payments, Inc. (Class A Stock)*	23,540	553,661
ExlService Holdings, Inc.*	27,917	4,113,012
Flywire Corp.*	44,110	777,659
Marqeta, Inc. (Class A Stock)*(a)	80,820	655,450
Paya Holdings, Inc.*	95,280	625,990
Paymentus Holdings, Inc. (Class A Stock)*(a)	40,000	534,800
Perficient, Inc.*	44,628	4,091,941
Repay Holdings Corp.*(a)	173,776	2,233,022
Shift4 Payments, Inc. (Class A Stock)*(a)	61,965	2,048,563
Verra Mobility Corp.*(a)	280,438	4,405,681
WNS Holdings Ltd. (India), ADR*	43,427	3,241,391

		31,268,953

Leisure Products — 1.5%
Acushnet Holdings Corp.(a)	67,310	2,805,481
YETI Holdings, Inc.*(a)	99,720	4,314,884

		7,120,365

Life Sciences Tools & Services — 0.2%
NanoString Technologies, Inc.*	58,299	740,397

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery — 4.6%
Altra Industrial Motion Corp.	46,180	$1,627,845
Chart Industries, Inc.*(a)	43,186	7,228,472
Evoqua Water Technologies Corp.*(a)	109,370	3,555,619
Hydrofarm Holdings Group, Inc.*(a)	86,012	299,322
ITT, Inc.	37,647	2,531,384
John Bean Technologies Corp.	34,681	3,829,476
SPX Corp.*	57,294	3,027,415

		22,099,533

Media — 0.3%
Cardlytics, Inc.*(a)	54,451	1,214,802

Multiline Retail — 0.8%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	63,971	3,758,296

Oil, Gas & Consumable Fuels — 4.0%
Callon Petroleum Co.*(a)	26,950	1,056,440
Magnolia Oil & Gas Corp. (Class A Stock)(a)	142,582	2,992,796
Matador Resources Co.(a)	54,400	2,534,496
Ovintiv, Inc.	65,138	2,878,448
PDC Energy, Inc.	47,732	2,940,769
Ranger Oil Corp. (Class A Stock)*(a)	49,670	1,632,653
SM Energy Co.	79,862	2,730,482
Whiting Petroleum Corp.	37,331	2,539,628

		19,305,712

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	19,779	1,036,617

Personal Products — 1.5%
Beauty Health Co. (The)*(a)	229,734	2,954,379
BellRing Brands, Inc.*	83,020	2,066,368
elf Beauty, Inc.*	62,000	1,902,160

		6,922,907

Pharmaceuticals — 2.4%
Aclaris Therapeutics, Inc.*	95,132	1,328,043
Arvinas, Inc.*(a)	47,679	2,006,809
Harmony Biosciences Holdings, Inc.*(a)	35,138	1,713,680
Intra-Cellular Therapies, Inc.*	78,714	4,492,995
Pacira BioSciences, Inc.*	34,428	2,007,153

		11,548,680

Professional Services — 3.0%
ASGN, Inc.*	43,708	3,944,647
CACI International, Inc. (Class A Stock)*	16,356	4,608,793
Exponent, Inc.	27,753	2,538,567
Insperity, Inc.	33,707	3,364,970

		14,456,977

Semiconductors & Semiconductor Equipment — 5.4%
Axcelis Technologies, Inc.*	51,450	2,821,518
Cirrus Logic, Inc.*	31,816	2,307,933
Impinj, Inc.*(a)	28,890	1,694,976
Lattice Semiconductor Corp.*	68,297	3,312,405
MACOM Technology Solutions Holdings, Inc.*	85,690	3,950,309

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
MKS Instruments, Inc.	10,451	$1,072,586
Power Integrations, Inc.(a)	50,803	3,810,733
Silicon Laboratories, Inc.*	22,728	3,186,920
SiTime Corp.*	4,010	653,750
Synaptics, Inc.*	25,457	3,005,199

		25,816,329

Software — 8.3%
ACI Worldwide, Inc.*	72,260	1,870,812
Alarm.com Holdings, Inc.*(a)	41,229	2,550,426
Avaya Holdings Corp.*(a)	73,670	165,021
Blackbaud, Inc.*(a)	44,348	2,575,288
Box, Inc. (Class A Stock)*(a)	49,860	1,253,480
Consensus Cloud Solutions, Inc.*(a)	28,728	1,254,839
Digital Turbine, Inc.*(a)	55,275	965,654
Five9, Inc.*(a)	22,106	2,014,741
Gitlab, Inc. (Class A Stock)*(a)	15,680	833,235
Jamf Holding Corp.*(a)	71,530	1,771,798
LiveRamp Holdings, Inc.*	34,283	884,844
Manhattan Associates, Inc.*	30,216	3,462,754
Olo, Inc. (Class A Stock)*(a)	131,988	1,302,722
Q2 Holdings, Inc.*	25,946	1,000,737
Rapid7, Inc.*	46,158	3,083,355
Smartsheet, Inc. (Class A Stock)*	33,480	1,052,276
Sprout Social, Inc. (Class A Stock)*(a)	81,976	4,760,346
Telos Corp.*	94,630	764,610
Tenable Holdings, Inc.*	44,260	2,009,847
Varonis Systems, Inc.*	160,176	4,696,360
Workiva, Inc.*(a)	23,726	1,565,679

		39,838,824

Specialty Retail — 0.3%
Boot Barn Holdings, Inc.*	21,860	1,506,373

Textiles, Apparel & Luxury Goods — 1.2%
Crocs, Inc.*	43,665	2,125,176
Deckers Outdoor Corp.*	9,871	2,520,560
PVH Corp.	17,595	1,001,155

		5,646,891

Thrifts & Mortgage Finance — 0.8%
MGIC Investment Corp.	218,696	2,755,570
Walker & Dunlop, Inc.	12,710	1,224,481

		3,980,051

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	62,605	6,020,723
Boise Cascade Co.	20,963	1,247,089

		7,267,812

TOTAL COMMON STOCKS
(cost $515,349,449)		451,507,422

EXCHANGE-TRADED FUNDS — 3.3%
iShares Russell 2000 Growth ETF	24,764	5,109,061

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS (continued)
Vanguard Small-Cap Growth ETF	53,833	$10,606,716

TOTAL EXCHANGE-TRADED FUNDS (cost $22,322,006)		15,715,777

TOTAL LONG-TERM INVESTMENTS (cost $537,671,455)		467,223,199

SHORT-TERM INVESTMENTS — 32.4%

AFFILIATED MUTUAL FUND — 30.4%
PGIM Institutional Money Market Fund (cost $145,288,041; includes $145,170,613 of cash collateral for securities on loan)(b)(wa)	145,408,771	145,277,903

UNAFFILIATED FUNDS — 2.0%
Dreyfus Government Cash Management (Institutional Shares)	3,877,538	3,877,538
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	5,864,152	5,864,152

TOTAL UNAFFILIATED FUNDS (cost $9,741,690)		9,741,690

TOTAL SHORT-TERM INVESTMENTS (cost $155,029,731)		155,019,593

TOTAL INVESTMENTS—130.0% (cost $692,701,186)		622,242,792

Liabilities in excess of other assets — (30.0)%		(143,727,868)

NET ASSETS — 100.0%		$478,514,924

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $139,401,904; cash collateral of $145,170,613 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$4,804,245	$—	$—
Auto Components	6,874,679	—	—
Automobiles	2,146,769	—	—
Banks	9,913,071	—	—
Beverages	1,287,320	—	—
Biotechnology	42,273,355	—	—
Building Products	10,100,392	—	—
Capital Markets	4,211,755	—	—
Chemicals	9,834,169	—	—
Commercial Services & Supplies	6,695,457	—	—
Communications Equipment	2,964,431	—	—
Construction & Engineering	4,924,695	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Construction Materials	$1,630,999	$—	$—
Consumer Finance	4,174,275	—	—
Containers & Packaging	1,339,453	—	—
Distributors	896,148	—	—
Diversified Consumer Services	2,074,783	—	—
Electronic Equipment, Instruments & Components	10,101,651	—	—
Energy Equipment & Services	2,917,918	—	—
Entertainment	2,086,541	—	—
Equity Real Estate Investment Trusts (REITs)	13,290,079	—	—
Food & Staples Retailing	6,194,254	—	—
Food Products	12,929,093	—	—
Health Care Equipment & Supplies	28,218,521	—	—
Health Care Providers & Services	22,649,414	—	—
Health Care Technology	4,970,261	—	—
Hotels, Restaurants & Leisure	15,972,484	—	—
Household Durables	2,761,818	—	—
Insurance	1,386,664	—	—
Interactive Media & Services	6,820,510	—	—
Internet & Direct Marketing Retail	1,532,699	—	—
IT Services	31,268,953	—	—
Leisure Products	7,120,365	—	—
Life Sciences Tools & Services	740,397	—	—
Machinery	22,099,533	—	—
Media	1,214,802	—	—
Multiline Retail	3,758,296	—	—
Oil, Gas & Consumable Fuels	19,305,712	—	—
Paper & Forest Products	1,036,617	—	—
Personal Products	6,922,907	—	—
Pharmaceuticals	11,548,680	—	—
Professional Services	14,456,977	—	—
Semiconductors & Semiconductor Equipment	25,816,329	—	—
Software	39,838,824	—	—
Specialty Retail	1,506,373	—	—
Textiles, Apparel & Luxury Goods	5,646,891	—	—
Thrifts & Mortgage Finance	3,980,051	—	—
Trading Companies & Distributors	7,267,812	—	—
Exchange-Traded Funds	15,715,777	—	—
Short-Term Investments
Affiliated Mutual Fund	145,277,903	—	—
Unaffiliated Funds	9,741,690	—	—

Total	$622,242,792	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Fund (30.3% represents investments purchased with collateral from securities on loan)	30.4%
Biotechnology	8.8
Software	8.3
IT Services	6.5
Health Care Equipment & Supplies	5.9
Semiconductors & Semiconductor Equipment	5.4
Health Care Providers & Services	4.7
Machinery	4.6

Oil, Gas & Consumable Fuels	4.0%
Hotels, Restaurants & Leisure	3.3
Exchange-Traded Funds	3.3
Professional Services	3.0
Equity Real Estate Investment Trusts (REITs)	2.8
Food Products	2.7
Pharmaceuticals	2.4
Electronic Equipment, Instruments & Components	2.1
Building Products	2.1

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Banks	2.1%
Chemicals	2.1
Unaffiliated Funds	2.0
Trading Companies & Distributors	1.5
Leisure Products	1.5
Personal Products	1.5
Auto Components	1.4
Interactive Media & Services	1.4
Commercial Services & Supplies	1.4
Food & Staples Retailing	1.3
Textiles, Apparel & Luxury Goods	1.2
Health Care Technology	1.0
Construction & Engineering	1.0
Aerospace & Defense	1.0
Capital Markets	0.9
Consumer Finance	0.9
Thrifts & Mortgage Finance	0.8
Multiline Retail	0.8
Communications Equipment	0.6

Energy Equipment & Services	0.6%
Household Durables	0.6
Automobiles	0.5
Entertainment	0.4
Diversified Consumer Services	0.4
Construction Materials	0.4
Internet & Direct Marketing Retail	0.3
Specialty Retail	0.3
Insurance	0.3
Containers & Packaging	0.3
Beverages	0.3
Media	0.3
Paper & Forest Products	0.2
Distributors	0.2
Life Sciences Tools & Services	0.2

130.0
Liabilities in excess of other assets	(30.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$139,401,904	$(139,401,904)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $139,401,904:
Unaffiliated investments (cost $547,413,145)	$476,964,889
Affiliated investments (cost $145,288,041)	145,277,903
Cash	874,471
Receivable for investments sold	5,135,488
Receivable for Portfolio shares sold	2,441,821
Dividends receivable	117,842
Tax reclaim receivable	9,182
Prepaid expenses and other assets	6,459

Total Assets	630,828,055

LIABILITIES
Payable to broker for collateral for securities on loan	145,170,613
Payable for investments purchased	6,748,028
Management fee payable	194,652
Accrued expenses and other liabilities	158,821
Payable for Portfolio shares purchased	23,343
Distribution fee payable	13,392
Payable to affiliate	3,091
Trustees’ fees payable	679
Affiliated transfer agent fee payable	512

Total Liabilities	152,313,131

NET ASSETS	$478,514,924

Net assets were comprised of:
Partners’ Equity	$478,514,924

Net asset value and redemption price per share, $478,514,924 / 22,055,052 outstanding shares of beneficial interest	$21.70

STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $4,623 foreign withholding tax, all of which is reimbursable by an affiliate)	$1,284,666
Income from securities lending, net (including affiliated income of $53,014)	58,730
Affiliated dividend income	118

Total income	1,343,514

EXPENSES
Management fee	2,227,787
Distribution fee	717,415
Custodian and accounting fees	60,552
Legal fees and expenses	11,434
Audit fee	10,696
Trustees’ fees	9,009
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,738
Shareholders’ reports	2,904
Miscellaneous	15,853

Total expenses	3,059,388
Less: Fee waiver and/or expense reimbursement	(45,788)

Net expenses	3,013,600

NET INVESTMENT INCOME (LOSS)	(1,670,086)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(9,953))	(53,459,057)
Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,508))	(183,666,633)
Foreign currencies	(528)

(183,667,161)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(237,126,218)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(238,796,304)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,670,086)	$(5,553,877)
Net realized gain (loss) on investment transactions	(53,459,057)	124,121,242
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(183,667,161)	(126,181,033)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(238,796,304)	(7,613,668)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,302,803 and 2,137,506 shares, respectively]	55,660,250	70,019,065
Portfolio shares purchased [3,588,834 and 4,008,734 shares, respectively]	(89,474,373)	(133,707,912)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(33,814,123)	(63,688,847)

TOTAL INCREASE (DECREASE)	(272,610,427)	(71,302,515)
NET ASSETS:
Beginning of period	751,125,351	822,427,866

End of period	$478,514,924	$751,125,351

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$32.18		$32.62	$24.13	$17.68		$19.82		$15.53

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.07)		(0.23)	(0.14)	(0.11)		(0.09)		(0.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(10.41)		(0.21)	8.63	6.56		(2.05)		4.37

Total from investment operations	(10.48)		(0.44)	8.49	6.45		(2.14)		4.29

Capital Contributions	—		—	—	—	(b)(c)(d)	—	(c)(d)	—

Net Asset Value, end of period	$21.70		$32.18	$32.62	$24.13		$17.68		$19.82

Total Return(e)	(32.57)%		(1.35)%	35.18%	36.48	%(f)	(10.80	)%(f)	27.62%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$479		$751	$822	$788		$616		$852
Average net assets (in millions)	$579		$802	$684	$750		$857		$781
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.05	%(h)	1.05%	1.06%	1.05%		1.05%		1.05%
Expenses before waivers and/or expense reimbursement	1.07	%(h)	1.05%	1.06%	1.05%		1.05%		1.05%
Net investment income (loss)	(0.58	)%(h)	(0.69)%	(0.56)%	(0.51)%		(0.43)%		(0.47)%
Portfolio turnover rate(i)	38%		66%	96%	72%		65%		57%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 94.4%
Aerospace & Defense — 1.2%
AAR Corp.*	47,480	$1,986,563
Aerojet Rocketdyne Holdings, Inc.*	21,911	889,587
BWX Technologies, Inc.	26,639	1,467,542
Curtiss-Wright Corp.	21,893	2,891,190
Ducommun, Inc.*	23,506	1,011,698
Maxar Technologies, Inc.	42,471	1,108,068
Moog, Inc. (Class A Stock)	10,600	841,534
National Presto Industries, Inc.	13,900	912,396
Vectrus, Inc.*	61,600	2,061,136

		13,169,714

Air Freight & Logistics — 0.4%
Atlas Air Worldwide Holdings, Inc.*	15,261	941,756
Forward Air Corp.	8,298	763,084
Hub Group, Inc. (Class A Stock)*	26,575	1,885,231
Radiant Logistics, Inc.*	59,483	441,364

		4,031,435

Airlines — 0.2%
Allegiant Travel Co.*	2,840	321,176
Hawaiian Holdings, Inc.*(a)	24,453	349,922
Mesa Air Group, Inc.*	81,300	178,047
Spirit Airlines, Inc.*(a)	54,221	1,292,629

		2,141,774

Auto Components — 0.6%
Adient PLC*(a)	40,631	1,203,897
American Axle & Manufacturing Holdings, Inc.*	101,550	764,671
Goodyear Tire & Rubber Co. (The)*	154,573	1,655,477
LCI Industries	20,064	2,244,760
Standard Motor Products, Inc.(a)	17,168	772,388

		6,641,193

Automobiles — 0.4%
Harley-Davidson, Inc.(a)	104,369	3,304,323
Thor Industries, Inc.(a)	6,085	454,732

		3,759,055

Banks — 15.8%
1st Source Corp.	15,749	715,005
Amalgamated Financial Corp.	72,028	1,424,714
Ameris Bancorp(a)	88,527	3,557,015
Associated Banc-Corp.(a)	144,862	2,645,180
Atlantic Union Bankshares Corp.(a)	78,542	2,664,145
Banc of California, Inc.	42,960	756,955
Bank of Marin Bancorp	9,400	298,732
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	31,812	992,216
BankUnited, Inc.	80,837	2,875,372
Banner Corp.	57,436	3,228,478
Bar Harbor Bankshares	23,813	615,804
BayCom Corp.	5,800	119,944
BCB Bancorp, Inc.	12,000	204,360
Berkshire Hills Bancorp, Inc.(a)	85,902	2,127,792
Brookline Bancorp, Inc.	194,202	2,584,829
Business First Bancshares, Inc.(a)	19,216	409,493

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Byline Bancorp, Inc.	24,649	$586,646
Cadence Bank	124,109	2,914,079
Camden National Corp.	9,000	396,450
Capital Bancorp, Inc.	6,044	131,155
Capital City Bank Group, Inc.	10,485	292,427
Capstar Financial Holdings, Inc.	43,203	847,643
Carter Bankshares, Inc.*	16,700	220,440
Cathay General Bancorp	32,437	1,269,909
Central Pacific Financial Corp.	37,177	797,447
Central Valley Community Bancorp	21,400	310,300
Civista Bancshares, Inc.	18,100	384,806
CNB Financial Corp.	14,500	350,755
Colony Bankcorp, Inc.	3,900	58,851
Columbia Banking System, Inc.(a)	85,010	2,435,536
Community Bank System, Inc.	32,693	2,068,813
Community Financial Corp. (The)	4,960	182,925
Community Trust Bancorp, Inc.	18,229	737,181
ConnectOne Bancorp, Inc.	121,534	2,971,506
CrossFirst Bankshares, Inc.*(a)	26,206	345,919
Customers Bancorp, Inc.*	27,554	934,081
CVB Financial Corp.	210,661	5,226,499
Dime Community Bancshares, Inc.	23,215	688,325
Eagle Bancorp, Inc.	17,500	829,675
Eastern Bankshares, Inc.	111,051	2,050,001
Enterprise Financial Services Corp.	13,896	576,684
Esquire Financial Holdings, Inc.	1,800	59,940
FB Financial Corp.	67,329	2,640,643
Financial Institutions, Inc.	35,837	932,479
First Bancorp	6,545	228,420
First BanCorp. (Puerto Rico)	223,682	2,887,735
First Busey Corp.	35,800	818,030
First Business Financial Services, Inc.	9,623	300,141
First Citizens BancShares, Inc. (Class A Stock)(a)	1,264	826,378
First Commonwealth Financial Corp.	34,491	462,869
First Financial Bancorp	23,900	463,660
First Financial Bankshares, Inc.(a)	29,079	1,141,932
First Financial Corp.	33,492	1,490,394
First Foundation, Inc.	26,440	541,491
First Hawaiian, Inc.(a)	88,799	2,016,625
First Horizon Corp.	75,271	1,645,424
First Internet Bancorp	22,034	811,292
First Interstate BancSystem, Inc. (Class A Stock)	21,600	823,176
First Merchants Corp.(a)	93,798	3,341,085
First Mid Bancshares, Inc.	9,500	338,865
First of Long Island Corp. (The)	37,711	661,074
First Western Financial, Inc.*	2,100	57,099
Flushing Financial Corp.	48,634	1,033,959
FNB Corp.(a)	95,000	1,031,700
Fulton Financial Corp.(a)	47,300	683,485
German American Bancorp, Inc.(a)	26,171	894,525
Glacier Bancorp, Inc.(a)	31,648	1,500,748
Great Southern Bancorp, Inc.(a)	22,931	1,342,839
Hancock Whitney Corp.	137,706	6,104,507
Hanmi Financial Corp.(a)	88,379	1,983,225
HBT Financial, Inc.	14,721	263,064
Heartland Financial USA, Inc.(a)	26,414	1,097,238
Heritage Commerce Corp.	33,281	355,774

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
Heritage Financial Corp.	59,061	$1,485,975
Hilltop Holdings, Inc.(a)	10,600	282,596
Home BancShares, Inc.(a)	114,377	2,375,610
HomeStreet, Inc.(a)	28,825	999,363
HomeTrust Bancshares, Inc.	5,875	146,875
Hope Bancorp, Inc.	63,600	880,224
Horizon Bancorp, Inc.	63,847	1,112,215
Independent Bank Corp. (XNGS)	36,931	2,933,429
Independent Bank Corp. (XLON)	44,671	861,257
Independent Bank Group, Inc.	11,516	782,052
International Bancshares Corp.	15,200	609,216
Investar Holding Corp.	10,700	234,330
Lakeland Bancorp, Inc.	50,282	735,123
Lakeland Financial Corp.	29,508	1,959,921
Macatawa Bank Corp.	27,400	242,216
Mercantile Bank Corp.	15,200	485,640
Meta Financial Group, Inc.	21,410	827,925
Midland States Bancorp, Inc.	32,843	789,546
MidWestOne Financial Group, Inc.	15,611	463,959
MVB Financial Corp.	2,280	70,931
National Bank Holdings Corp. (Class A Stock)	11,409	436,622
National Bankshares, Inc.	6,002	188,463
NBT Bancorp, Inc.	11,970	449,952
Nicolet Bankshares, Inc.*	11,600	839,144
Northeast Bank	8,400	306,852
Northrim BanCorp, Inc.	5,900	237,534
OceanFirst Financial Corp.	194,927	3,728,953
OFG Bancorp (Puerto Rico)	72,279	1,835,887
Old National Bancorp(a)	309,646	4,579,664
Old Second Bancorp, Inc.	19,571	261,860
Origin Bancorp, Inc.(a)	26,806	1,040,073
Orrstown Financial Services, Inc.	19,227	464,717
Pacific Premier Bancorp, Inc.	49,531	1,448,286
PacWest Bancorp	112,416	2,997,011
PCB Bancorp(a)	25,500	476,340
Peapack-Gladstone Financial Corp.	39,736	1,180,159
Peoples Bancorp, Inc.	15,588	414,641
Pinnacle Financial Partners, Inc.	18,411	1,331,299
Preferred Bank	20,266	1,378,493
Premier Financial Corp.	33,318	844,611
Primis Financial Corp.(a)	23,300	317,579
Professional Holding Corp. (Class A Stock)*	3,000	60,150
QCR Holdings, Inc.(a)	10,470	565,275
RBB Bancorp.	16,700	345,189
Renasant Corp.	70,219	2,023,009
Republic Bancorp, Inc. (Class A Stock)	12,103	583,970
S&T Bancorp, Inc.	22,100	606,203
Shore Bancshares, Inc.	4,800	88,800
Sierra Bancorp.	20,655	448,833
Simmons First National Corp. (Class A Stock)	11,000	233,860
SmartFinancial, Inc.	21,468	518,667
South Plains Financial, Inc.	2,508	60,543
SouthState Corp.	47,463	3,661,770
Synovus Financial Corp.	54,399	1,961,084
Texas Capital Bancshares, Inc.*	15,500	815,920
Towne Bank(a)	61,297	1,664,214

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
TriCo Bancshares	60,223	$2,748,578
Trustmark Corp.	29,000	846,510
Umpqua Holdings Corp.	82,896	1,390,166
United Community Banks, Inc.(a)	141,780	4,280,338
Univest Financial Corp.	10,500	267,120
Valley National Bancorp	260,904	2,716,011
Veritex Holdings, Inc.	43,332	1,267,894
Washington Federal, Inc.	130,184	3,908,124
Washington Trust Bancorp, Inc.	5,500	266,035
Webster Financial Corp.	15,962	672,798
WesBanco, Inc.	5,717	181,286
Wintrust Financial Corp.	35,473	2,843,161

		169,669,954

Beverages — 0.2%
Primo Water Corp.(a)	181,770	2,432,083

Biotechnology — 3.0%
2seventy bio, Inc.*(a)	12,093	159,628
Agios Pharmaceuticals, Inc.*(a)	34,677	768,789
Akero Therapeutics, Inc.*	15,547	146,919
Alkermes PLC*	29,194	869,689
Allogene Therapeutics, Inc.*(a)	112,124	1,278,214
Apellis Pharmaceuticals, Inc.*	9,058	409,603
Arcus Biosciences, Inc.*(a)	54,621	1,384,096
Avidity Biosciences, Inc.*(a)	38,845	564,418
Beam Therapeutics, Inc.*	8,193	317,151
BioCryst Pharmaceuticals, Inc.*(a)	37,330	394,951
Biohaven Pharmaceutical Holding Co. Ltd.*	2,809	409,299
Bluebird Bio, Inc.*	36,177	149,773
Bridgebio Pharma, Inc.*(a)	79,914	725,619
Century Therapeutics, Inc.*(a)	31,425	263,970
Cytokinetics, Inc.*(a)	21,189	832,516
Eagle Pharmaceuticals, Inc.*	9,639	428,261
Emergent BioSolutions, Inc.*	26,900	834,976
EQRx, Inc.*(a)	246,048	1,153,965
FibroGen, Inc.*	37,567	396,708
Generation Bio Co.*	35,342	231,844
Intellia Therapeutics, Inc.*	7,999	414,028
Iovance Biotherapeutics, Inc.*(a)	161,154	1,779,140
Jounce Therapeutics, Inc.*	103,641	314,032
Karyopharm Therapeutics, Inc.*(a)	85,024	383,458
Kezar Life Sciences, Inc.*(a)	146,600	1,212,382
Kura Oncology, Inc.*	32,983	604,578
MacroGenics, Inc.*	33,191	97,914
Mersana Therapeutics, Inc.*	63,584	293,758
Myriad Genetics, Inc.*	61,398	1,115,602
Prothena Corp. PLC (Ireland)*	20,771	563,933
REGENXBIO, Inc.*	20,819	514,229
Relay Therapeutics, Inc.*(a)	105,056	1,759,688
REVOLUTION Medicines, Inc.*(a)	30,259	589,748
Sage Therapeutics, Inc.*	26,398	852,655
SpringWorks Therapeutics, Inc.*(a)	36,800	906,016
Syndax Pharmaceuticals, Inc.*(a)	88,246	1,697,853
Travere Therapeutics, Inc.*	59,256	1,435,773
Turning Point Therapeutics, Inc.*	48,989	3,686,422
Ultragenyx Pharmaceutical, Inc.*	5,677	338,690
Vanda Pharmaceuticals, Inc.*	79,500	866,550

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Veracyte, Inc.*(a)	21,267	$423,213
Xencor, Inc.*	13,976	382,523
Zentalis Pharmaceuticals, Inc.*	6,372	179,053

		32,131,627

Building Products — 0.9%
Builders FirstSource, Inc.*	12,213	655,838
Griffon Corp.	7,400	207,422
JELD-WEN Holding, Inc.*(a)	44,000	641,960
Masonite International Corp.*(a)	20,444	1,570,712
Resideo Technologies, Inc.*	290,811	5,647,550
UFP Industries, Inc.	15,048	1,025,371

		9,748,853

Capital Markets — 1.3%
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	51,498	1,831,784
AssetMark Financial Holdings, Inc.*	11,294	211,988
Cowen, Inc. (Class A Stock)(a)	56,736	1,344,076
Diamond Hill Investment Group, Inc.(a)	2,800	486,192
Donnelley Financial Solutions, Inc.*	46,905	1,373,847
Evercore, Inc. (Class A Stock)	23,821	2,229,884
Federated Hermes, Inc.(a)	21,600	686,664
GCM Grosvenor, Inc. (Class A Stock)	18,914	129,561
Greenhill & Co., Inc.(a)	51,800	477,596
Houlihan Lokey, Inc.	5,430	428,590
P10, Inc. (Class A Stock)(a)	51,714	575,060
Perella Weinberg Partners	71,500	416,845
PJT Partners, Inc. (Class A Stock)	14,483	1,017,865
Stifel Financial Corp.	20,517	1,149,362
Victory Capital Holdings, Inc. (Class A Stock)	25,900	624,190
Virtus Investment Partners, Inc.	2,781	475,607

		13,459,111

Chemicals — 2.1%
AdvanSix, Inc.	46,020	1,538,909
American Vanguard Corp.	19,900	444,765
Avient Corp.	79,148	3,172,252
Cabot Corp.(a)	29,938	1,909,745
Chase Corp.	6,100	474,641
Ecovyst, Inc.	154,608	1,522,889
FutureFuel Corp.	34,000	247,520
Hawkins, Inc.	6,900	248,607
HB Fuller Co.	33,729	2,030,823
Ingevity Corp.*	20,335	1,283,952
Innospec, Inc.	4,700	450,213
Minerals Technologies, Inc.	17,428	1,069,033
NewMarket Corp.	1,600	481,536
Schweitzer-Mauduit International, Inc.	53,038	1,332,315
Tredegar Corp.(a)	42,700	427,000
Trinseo PLC(a)	17,900	688,434
Tronox Holdings PLC (Class A Stock)	76,666	1,287,989
Valvoline, Inc.	131,803	3,799,880

		22,410,503

Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	250,999	10,898,377

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
ACCO Brands Corp.	365,890	$2,389,262
BrightView Holdings, Inc.*	78,814	945,768
Brink’s Co. (The)	40,065	2,432,346
Deluxe Corp.	49,509	1,072,860
Ennis, Inc.	50,410	1,019,794
GEO Group, Inc. (The), REIT*(a)	150,100	990,660
Healthcare Services Group, Inc.(a)	48,500	844,385
Heritage-Crystal Clean, Inc.*	3,392	91,448
HNI Corp.	6,243	216,570
Interface, Inc.	34,700	435,138
KAR Auction Services, Inc.*(a)	67,253	993,327
Kimball International, Inc. (Class B Stock)	85,700	657,319
MillerKnoll, Inc.	30,216	793,774
SP Plus Corp.*	8,843	271,657
Steelcase, Inc. (Class A Stock)(a)	128,674	1,380,672
Viad Corp.*	11,577	319,641

		25,752,998

Communications Equipment — 0.4%
Casa Systems, Inc.*	59,600	234,228
CommScope Holding Co., Inc.*	190,515	1,165,952
Comtech Telecommunications Corp.	71,000	643,970
NETGEAR, Inc.*	37,600	696,352
Viavi Solutions, Inc.*	86,921	1,149,965

		3,890,467

Construction & Engineering — 1.6%
API Group Corp.*	41,180	616,465
Arcosa, Inc.	38,436	1,784,583
Argan, Inc.	38,679	1,443,500
Comfort Systems USA, Inc.	5,300	440,695
Dycom Industries, Inc.*(a)	14,464	1,345,730
EMCOR Group, Inc.	27,585	2,840,152
Fluor Corp.*(a)	34,800	847,032
Great Lakes Dredge & Dock Corp.*	82,537	1,082,060
MasTec, Inc.*	27,842	1,995,158
Matrix Service Co.*	64,200	324,852
MYR Group, Inc.*	5,600	493,528
Primoris Services Corp.	117,958	2,566,766
Sterling Infrastructure, Inc.*	51,855	1,136,662
Tutor Perini Corp.*	61,000	535,580

		17,452,763

Construction Materials — 0.1%
Summit Materials, Inc. (Class A Stock)*	45,104	1,050,472

Consumer Finance — 1.4%
Encore Capital Group, Inc.*(a)	38,178	2,205,543
FirstCash Holdings, Inc.	11,936	829,671
LendingClub Corp.*	23,286	272,213
Navient Corp.(a)	223,153	3,121,911
Nelnet, Inc. (Class A Stock)	20,144	1,717,276
Oportun Financial Corp.*	11,391	94,204
PRA Group, Inc.*	32,851	1,194,462
PROG Holdings, Inc.*(a)	13,933	229,895
SLM Corp.	309,346	4,930,975

		14,596,150

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Containers & Packaging — 0.7%
Graphic Packaging Holding Co.	345,687	$7,086,583
Greif, Inc. (Class A Stock)	8,236	513,762
Myers Industries, Inc.	3,181	72,304
O-I Glass, Inc.*	8,900	124,600
TriMas Corp.	9,400	260,286

		8,057,535

Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.*	37,898	1,363,191
Carriage Services, Inc.	14,565	577,502
H&R Block, Inc.(a)	49,701	1,755,439
Stride, Inc.*(a)	109,490	4,466,097
WW International, Inc.*	8,338	53,280

		8,215,509

Diversified Financial Services — 0.0%
Alerus Financial Corp.	10,022	238,624

Diversified Telecommunication Services — 0.4%
ATN International, Inc.(a)	8,743	410,134
EchoStar Corp. (Class A Stock)*(a)	66,326	1,280,092
Iridium Communications, Inc.*(a)	32,247	1,211,197
Liberty Latin America Ltd. (Chile) (Class A Stock)*	195,806	1,527,287
Liberty Latin America Ltd. (Chile) (Class C Stock)*(a)	46,144	359,462

		4,788,172

Electric Utilities — 1.4%
ALLETE, Inc.	56,111	3,298,205
Hawaiian Electric Industries, Inc.	22,900	936,610
IDACORP, Inc.	33,594	3,558,276
MGE Energy, Inc.	31,610	2,460,206
Otter Tail Corp.	12,500	839,125
PNM Resources, Inc.	13,200	630,696
Portland General Electric Co.(a)	61,042	2,950,160
Via Renewables, Inc.(a)	16,109	123,395

		14,796,673

Electrical Equipment — 0.8%
Array Technologies, Inc.*(a)	93,078	1,024,789
Atkore, Inc.*	3,500	290,535
AZZ, Inc.	18,700	763,334
Encore Wire Corp.(a)	12,100	1,257,432
EnerSys(a)	37,658	2,220,316
GrafTech International Ltd.	199,502	1,410,479
Powell Industries, Inc.	29,114	680,394
Preformed Line Products Co.	4,900	301,350
Thermon Group Holdings, Inc.*	53,142	746,645

		8,695,274

Electronic Equipment, Instruments & Components — 3.0%
Avnet, Inc.	53,596	2,298,196
Belden, Inc.	69,276	3,690,333
Benchmark Electronics, Inc.	26,026	587,147
CTS Corp.	25,902	881,963
ePlus, Inc.*	8,800	467,456
FARO Technologies, Inc.*	32,261	994,607
Insight Enterprises, Inc.*(a)	60,532	5,222,701

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Itron, Inc.*	27,723	$1,370,348
Kimball Electronics, Inc.*	19,500	391,950
Knowles Corp.*	59,680	1,034,254
Methode Electronics, Inc.	20,900	774,136
OSI Systems, Inc.*	1,898	162,165
PC Connection, Inc.	13,900	612,295
Plexus Corp.*	3,300	259,050
Sanmina Corp.*	124,447	5,068,726
ScanSource, Inc.*	48,791	1,519,352
TD SYNNEX Corp.(a)	17,985	1,638,433
TTM Technologies, Inc.*	242,762	3,034,525
Vishay Intertechnology, Inc.	127,550	2,272,941

		32,280,578

Energy Equipment & Services — 1.9%
Cactus, Inc. (Class A Stock)	36,112	1,454,230
ChampionX Corp.(a)	159,916	3,174,333
Core Laboratories NV(a)	17,500	346,675
Dril-Quip, Inc.*(a)	28,000	722,400
Expro Group Holdings NV*(a)	61,600	709,632
Helix Energy Solutions Group, Inc.*	132,300	410,130
Helmerich & Payne, Inc.	51,832	2,231,886
Liberty Energy, Inc. (Class A Stock)*	96,306	1,228,865
National Energy Services Reunited Corp.*	170,753	1,157,705
Newpark Resources, Inc.*	162,800	503,052
NexTier Oilfield Solutions, Inc.*	362,323	3,445,692
Oil States International, Inc.*	30,700	166,394
Patterson-UTI Energy, Inc.(a)	103,899	1,637,448
ProPetro Holding Corp.*	112,326	1,123,260
Select Energy Services, Inc. (Class A Stock)*(a)	167,989	1,145,685
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	43,600	474,368
TechnipFMC PLC (United Kingdom)*	29,500	198,535

		20,130,290

Entertainment — 0.0%
IMAX Corp.*(a)	27,396	462,718

Equity Real Estate Investment Trusts (REITs) — 6.0%
Acadia Realty Trust	139,701	2,182,130
Agree Realty Corp.(a)	78,448	5,658,454
Alexander & Baldwin, Inc.	39,087	701,612
Alexander’s, Inc.	4,000	888,640
American Assets Trust, Inc.	6,243	185,417
Apple Hospitality REIT, Inc.(a)	88,089	1,292,266
Armada Hoffler Properties, Inc.	27,683	355,450
Braemar Hotels & Resorts, Inc.	46,800	200,772
Brandywine Realty Trust	61,800	595,752
Broadstone Net Lease, Inc.(a)	29,150	597,866
Centerspace(a)	9,059	738,761
Chatham Lodging Trust*	9,855	102,985
City Office REIT, Inc.	21,445	277,713
Corporate Office Properties Trust(a)	47,812	1,252,196
Cousins Properties, Inc.(a)	91,312	2,669,050
DiamondRock Hospitality Co.*	51,930	426,345
Equity Commonwealth*(a)	33,665	926,797
Essential Properties Realty Trust, Inc.	23,320	501,147

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
First Industrial Realty Trust, Inc.(a)	9,935	$471,714
Four Corners Property Trust, Inc.	19,674	523,132
Getty Realty Corp.	23,154	613,581
Gladstone Commercial Corp.	29,301	552,031
Global Medical REIT, Inc.	15,434	173,324
Healthcare Realty Trust, Inc.(a)	168,973	4,596,066
Highwoods Properties, Inc.(a)	7,738	264,562
Hudson Pacific Properties, Inc.	142,068	2,108,289
Independence Realty Trust, Inc.(a)	40,214	833,636
Kite Realty Group Trust	142,922	2,471,121
Paramount Group, Inc.(a)	117,594	850,205
Pebblebrook Hotel Trust(a)	163,207	2,704,340
Phillips Edison & Co., Inc.(a)	20,456	683,435
Physicians Realty Trust(a)	230,237	4,017,636
Piedmont Office Realty Trust, Inc. (Class A Stock)	60,415	792,645
Plymouth Industrial REIT, Inc.	8,367	146,757
PotlatchDeltic Corp.	28,985	1,280,847
Retail Opportunity Investments Corp.	72,291	1,140,752
RLJ Lodging Trust	248,717	2,743,348
Ryman Hospitality Properties, Inc.*	37,191	2,827,632
SITE Centers Corp.	269,074	3,624,427
Spirit Realty Capital, Inc.	19,147	723,374
STAG Industrial, Inc.	129,210	3,990,005
Summit Hotel Properties, Inc.*	43,405	315,554
Sunstone Hotel Investors, Inc.*	55,499	550,550
Terreno Realty Corp.	69,661	3,882,207
UMH Properties, Inc.	10,526	185,889
Urban Edge Properties(a)	12,972	197,304
Urstadt Biddle Properties, Inc. (Class A Stock)	9,534	154,451
Xenia Hotels & Resorts, Inc.*	98,527	1,431,597

		64,403,764

Food & Staples Retailing — 0.9%
Andersons, Inc. (The)(a)	26,375	870,111
BJ’s Wholesale Club Holdings, Inc.*	30,875	1,924,130
Natural Grocers by Vitamin Cottage, Inc.	22,300	355,685
Rite Aid Corp.*(a)	107,228	722,717
SpartanNash Co.	99,808	3,011,207
Sprouts Farmers Market, Inc.*(a)	17,411	440,847
United Natural Foods, Inc.*	58,760	2,315,144

		9,639,841

Food Products — 1.0%
B&G Foods, Inc.(a)	20,900	497,002
Darling Ingredients, Inc.*	27,995	1,674,101
Fresh Del Monte Produce, Inc.	59,495	1,756,887
Hostess Brands, Inc.*	119,251	2,529,314
John B. Sanfilippo & Son, Inc.	5,301	384,269
Nomad Foods Ltd. (United Kingdom)*(a)	106,076	2,120,459
Seneca Foods Corp. (Class A Stock)*	2,238	124,299
Simply Good Foods Co. (The)*	23,809	899,266
Sovos Brands, Inc.*	26,592	422,015
Utz Brands, Inc.	53,355	737,366

		11,144,978

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities — 1.3%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)(a)	8,285	$352,112
Chesapeake Utilities Corp.	18,266	2,366,360
New Jersey Resources Corp.	13,718	610,863
ONE Gas, Inc.	36,902	2,996,073
South Jersey Industries, Inc.	23,600	805,704
Southwest Gas Holdings, Inc.	46,796	4,074,996
Spire, Inc.(a)	42,954	3,194,489

		14,400,597

Health Care Equipment & Supplies — 1.6%
Avanos Medical, Inc.*	86,095	2,353,837
CONMED Corp.(a)	15,212	1,456,701
Enovis Corp.*	31,412	1,727,660
Envista Holdings Corp.*(a)	89,156	3,436,072
Haemonetics Corp.*	13,482	878,757
Lantheus Holdings, Inc.*	37,156	2,453,411
LivaNova PLC*	21,376	1,335,359
NuVasive, Inc.*	28,894	1,420,429
Orthofix Medical, Inc.*	6,434	151,456
QuidelOrtho Corp.*	14,323	1,391,909
Utah Medical Products, Inc.	4,770	409,743

		17,015,334

Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.*	22,778	1,540,476
AdaptHealth Corp.*(a)	63,788	1,150,736
Amedisys, Inc.*	6,455	678,550
Hanger, Inc.*	56,200	804,784
MEDNAX, Inc.*(a)	44,331	931,394
ModivCare, Inc.*	10,911	921,979
National HealthCare Corp.	10,202	713,120
Option Care Health, Inc.*(a)	30,317	842,509
Owens & Minor, Inc.(a)	75,972	2,389,319
Patterson Cos., Inc.(a)	8,700	263,610
PetIQ, Inc.*(a)	67,929	1,140,528
R1 RCM, Inc.*(a)	41,633	872,628
Tenet Healthcare Corp.*	59,464	3,125,428

		15,375,061

Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*(a)	133,213	1,975,549
Change Healthcare, Inc.*	236,321	5,449,562
Health Catalyst, Inc.*	55,398	802,717
NextGen Healthcare, Inc.*	82,139	1,432,504

		9,660,332

Hotels, Restaurants & Leisure — 1.5%
Bluegreen Vacations Holding Corp.	14,625	365,040
Boyd Gaming Corp.	20,252	1,007,537
Brinker International, Inc.*(a)	23,700	522,111
Dine Brands Global, Inc.	3,700	240,796
El Pollo Loco Holdings, Inc.*	47,100	463,464
International Game Technology PLC(a)	169,857	3,152,546
Jack in the Box, Inc.(a)	10,600	594,236
Krispy Kreme, Inc.	50,681	689,262
Light & Wonder, Inc.*	35,500	1,668,145
Potbelly Corp.*	36,114	204,044

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
RCI Hospitality Holdings, Inc.	7,891	$381,609
Red Rock Resorts, Inc. (Class A Stock)(a)	20,818	694,488
SeaWorld Entertainment, Inc.*(a)	33,917	1,498,453
Travel + Leisure Co.	86,640	3,363,365
Wendy’s Co. (The)	93,259	1,760,730

		16,605,826

Household Durables — 1.7%
Bassett Furniture Industries, Inc.(a)	17,000	308,040
Century Communities, Inc.	31,289	1,407,066
Ethan Allen Interiors, Inc.(a)	38,200	772,022
Green Brick Partners, Inc.*	10,900	213,313
Hooker Furnishings Corp.	32,100	499,155
Installed Building Products, Inc.(a)	9,216	766,403
KB Home	24,805	705,950
La-Z-Boy, Inc.	33,500	794,285
LGI Homes, Inc.*(a)	6,300	547,470
Lifetime Brands, Inc.	29,081	321,054
M/I Homes, Inc.*	19,800	785,268
Meritage Homes Corp.*	51,433	3,728,892
Taylor Morrison Home Corp.*(a)	87,560	2,045,402
Tempur Sealy International, Inc.(a)	86,591	1,850,450
Toll Brothers, Inc.	15,708	700,577
Tri Pointe Homes, Inc.*	109,760	1,851,651
Tupperware Brands Corp.*(a)	64,113	406,476
Universal Electronics, Inc.*	12,298	314,460

		18,017,934

Household Products — 0.8%
Central Garden & Pet Co.*	19,400	822,948
Central Garden & Pet Co. (Class A Stock)*	70,742	2,830,387
Energizer Holdings, Inc.(a)	105,248	2,983,781
Spectrum Brands Holdings, Inc.(a)	25,430	2,085,769

		8,722,885

Independent Power & Renewable Electricity Producers — 0.5%
Clearway Energy, Inc. (Class A Stock)	40,789	1,304,024
Clearway Energy, Inc. (Class C Stock)(a)	50,029	1,743,010
NextEra Energy Partners LP(a)	20,816	1,543,715
Vistra Corp.	50,093	1,144,625

		5,735,374

Insurance — 3.7%
Ambac Financial Group, Inc.*	56,500	641,275
American Equity Investment Life Holding Co.	34,579	1,264,554
AMERISAFE, Inc.	14,230	740,102
Assured Guaranty Ltd.	79,886	4,456,840
Axis Capital Holdings Ltd.	69,814	3,985,681
Brighthouse Financial, Inc.*	7,400	303,548
BRP Group, Inc. (Class A Stock)*(a)	15,703	379,228
CNO Financial Group, Inc.	118,697	2,147,229
Employers Holdings, Inc.	45,849	1,920,615
Enstar Group Ltd.*	11,596	2,481,312
First American Financial Corp.	11,083	586,512

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Hanover Insurance Group, Inc. (The)	30,043	$4,393,789
Horace Mann Educators Corp.	15,400	591,052
James River Group Holdings Ltd.	20,400	505,512
Kemper Corp.	9,600	459,840
National Western Life Group, Inc. (Class A Stock)	2,600	527,020
Primerica, Inc.	429	51,347
ProAssurance Corp.	82,583	1,951,436
RLI Corp.(a)	23,538	2,744,295
Safety Insurance Group, Inc.	5,500	534,050
Selective Insurance Group, Inc.(a)	42,533	3,697,819
SiriusPoint Ltd. (Bermuda)*	158,500	859,070
Stewart Information Services Corp.	6,726	334,619
Trean Insurance Group, Inc.*	39,500	246,085
White Mountains Insurance Group Ltd.	2,969	3,699,760

		39,502,590

Interactive Media & Services — 0.3%
Bumble, Inc. (Class A Stock)*(a)	37,521	1,056,216
Cars.com, Inc.*	76,731	723,574
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	85,821	64,932
Yelp, Inc.*	43,983	1,221,408

		3,066,130

Internet & Direct Marketing Retail — 0.1%
Overstock.com, Inc.*	22,000	550,220
PetMed Express, Inc.(a)	18,800	374,120

		924,340

IT Services — 1.3%
BM Technologies, Inc.*(a)	22,500	132,525
Bread Financial Holdings, Inc.(a)	7,582	280,989
Cass Information Systems, Inc.	26,800	905,840
Concentrix Corp.(a)	14,793	2,006,523
CSG Systems International, Inc.	28,459	1,698,433
EVERTEC, Inc. (Puerto Rico)	23,477	865,832
Fastly, Inc. (Class A Stock)*(a)	45,853	532,353
Information Services Group, Inc.(a)	152,600	1,031,576
Maximus, Inc.	9,327	583,031
MoneyGram International, Inc.*	40,300	403,000
Rackspace Technology, Inc.*(a)	35,845	257,009
Repay Holdings Corp.*	84,779	1,089,410
SolarWinds Corp.	16,800	172,200
TTEC Holdings, Inc.	26,370	1,790,259
Unisys Corp.*	127,568	1,534,643
Verra Mobility Corp.*(a)	16,400	257,644

		13,541,267

Leisure Products — 0.6%
Callaway Golf Co.*(a)	246,626	5,031,170
Johnson Outdoors, Inc. (Class A Stock)	13,700	837,892
Vista Outdoor, Inc.*(a)	6,800	189,720

		6,058,782

Life Sciences Tools & Services — 0.4%
NeoGenomics, Inc.*	109,041	888,684

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Pacific Biosciences of California, Inc.*(a)	67,575	$298,682
Syneos Health, Inc.*	36,044	2,583,634

		3,771,000

Machinery — 2.6%
Allison Transmission Holdings, Inc.	52,391	2,014,434
Altra Industrial Motion Corp.	27,682	975,790
Astec Industries, Inc.	31,575	1,287,628
Barnes Group, Inc.	13,400	417,276
Chart Industries, Inc.*	11,384	1,905,454
Columbus McKinnon Corp.	62,707	1,778,998
Enerpac Tool Group Corp.(a)	42,500	808,350
EnPro Industries, Inc.	37,847	3,100,805
ESCO Technologies, Inc.	18,959	1,296,227
Federal Signal Corp.	45,935	1,635,286
Flowserve Corp.(a)	29,200	835,996
Graham Corp.	15,356	106,263
Greenbrier Cos., Inc. (The)(a)	23,700	852,963
Hillenbrand, Inc.	45,362	1,858,027
Hyster-Yale Materials Handling, Inc.	20,100	647,622
Kennametal, Inc.	37,990	882,508
L.B. Foster Co. (Class A Stock)*	7,235	93,114
Meritor, Inc.*	21,900	795,627
Miller Industries, Inc.	15,100	342,317
Mueller Industries, Inc.(a)	24,892	1,326,495
Mueller Water Products, Inc. (Class A Stock)	41,200	483,276
Proto Labs, Inc.*	13,100	626,704
Terex Corp.(a)	86,361	2,363,701
Wabash National Corp.(a)	118,817	1,613,535

		28,048,396

Marine — 0.0%
Matson, Inc.	5,400	393,552

Media — 1.8%
AMC Networks, Inc. (Class A Stock)*	58,400	1,700,608
Emerald Holding, Inc.*	105,778	430,516
Entravision Communications Corp. (Class A Stock)	281,869	1,285,323
EW Scripps Co. (The) (Class A Stock)*	66,758	832,472
Gray Television, Inc.(a)	163,788	2,766,379
iHeartMedia, Inc. (Class A Stock)*	52,421	413,602
John Wiley & Sons, Inc. (Class A Stock)	56,815	2,713,484
Nexstar Media Group, Inc. (Class A Stock)(a)	28,671	4,669,933
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	43,289	883,096
Stagwell, Inc.*(a)	63,200	343,176
TEGNA, Inc.	161,091	3,378,078

		19,416,667

Metals & Mining — 1.3%
Alcoa Corp.	5,189	236,515
Allegheny Technologies, Inc.*	59,002	1,339,935
Arconic Corp.*	53,061	1,488,361
Cleveland-Cliffs, Inc.*	11,937	183,472

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Coeur Mining, Inc.*	22,124	$67,257
Commercial Metals Co.	119,122	3,942,938
Compass Minerals International, Inc.	15,600	552,084
Constellium SE*	160,360	2,118,356
Hecla Mining Co.	237,481	930,926
Kaiser Aluminum Corp.(a)	9,300	735,537
Olympic Steel, Inc.	3,400	87,550
Ryerson Holding Corp.	12,500	266,125
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	15,119	496,508
SunCoke Energy, Inc.	57,371	390,696
Warrior Met Coal, Inc.	27,358	837,428
Worthington Industries, Inc.(a)	10,900	480,690

		14,154,378

Mortgage Real Estate Investment Trusts (REITs) — 2.0%
Arbor Realty Trust, Inc.	25,000	327,750
Ares Commercial Real Estate Corp.(a)	166,376	2,034,779
Arlington Asset Investment Corp. (Class A Stock)*	72,208	234,676
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	161,325	4,463,863
Ellington Financial, Inc.(a)	53,684	787,544
Granite Point Mortgage Trust, Inc.	21,800	208,626
Great Ajax Corp.	34,700	332,773
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	10,490	397,151
KKR Real Estate Finance Trust, Inc.(a)	179,071	3,124,789
Ladder Capital Corp.	114,676	1,208,685
MFA Financial, Inc.	18,800	202,100
New York Mortgage Trust, Inc.	163,500	451,260
PennyMac Mortgage Investment Trust(a)	149,437	2,066,714
Ready Capital Corp.(a)	50,137	597,633
Redwood Trust, Inc.(a)	65,158	502,368
Starwood Property Trust, Inc.(a)	87,547	1,828,857
TPG RE Finance Trust, Inc.	181,514	1,635,441
Two Harbors Investment Corp.	235,206	1,171,326

		21,576,335

Multiline Retail — 0.1%
Dillard’s, Inc. (Class A Stock)(a)	2,009	443,125
Franchise Group, Inc.	9,500	333,165
Macy’s, Inc.(a)	36,396	666,775

		1,443,065

Multi-Utilities — 0.2%
Avista Corp.	27,726	1,206,358
Black Hills Corp.(a)	2,601	189,275
NorthWestern Corp.(a)	9,134	538,267
Unitil Corp.	7,074	415,385

		2,349,285

Oil, Gas & Consumable Fuels — 4.0%
Amplify Energy Corp.*	15,600	102,024
Antero Resources Corp.*	2,816	86,310
Arch Resources, Inc.(a)	8,326	1,191,367
Berry Corp.	111,243	847,672

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Brigham Minerals, Inc. (Class A Stock)	40,629	$1,000,692
California Resources Corp.	13,400	515,900
Callon Petroleum Co.*(a)	26,611	1,043,151
Centennial Resource Development, Inc. (Class A Stock)*(a)	265,396	1,587,068
Civitas Resources, Inc.(a)	10,700	559,503
CNX Resources Corp.*	22,841	375,963
CONSOL Energy, Inc.*	4,900	241,962
CVR Energy, Inc.	18,471	618,779
Delek US Holdings, Inc.*	69,852	1,804,976
Enerplus Corp. (Canada)(a)	138,037	1,826,230
Equitrans Midstream Corp.	120,200	764,472
Golar LNG Ltd. (Cameroon)*	71,540	1,627,535
Green Plains, Inc.*(a)	22,224	603,826
HF Sinclair Corp.(a)	7,400	334,184
Kosmos Energy Ltd. (Ghana)*	395,052	2,445,372
Laredo Petroleum, Inc.*(a)	4,800	330,912
Magnolia Oil & Gas Corp. (Class A Stock)(a)	45,843	962,245
Matador Resources Co.(a)	22,211	1,034,810
Murphy Oil Corp.(a)	73,312	2,213,289
Northern Oil & Gas, Inc.(a)	16,900	426,894
Oasis Petroleum, Inc.	12,087	1,470,384
Ovintiv, Inc.	37,219	1,644,708
Par Pacific Holdings, Inc.*	87,845	1,369,504
PBF Energy, Inc. (Class A Stock)*(a)	33,888	983,430
PDC Energy, Inc.	36,692	2,260,594
Peabody Energy Corp.*	9,500	202,635
Range Resources Corp.*	27,500	680,625
Ranger Oil Corp. (Class A Stock)*(a)	15,300	502,911
REX American Resources Corp.*	7,498	635,830
SM Energy Co.	62,334	2,131,199
Southwestern Energy Co.*	92,561	578,506
Talos Energy, Inc.*	27,200	420,784
Vertex Energy, Inc.*(a)	18,000	189,360
Viper Energy Partners LP	83,861	2,237,411
Whiting Petroleum Corp.(a)	31,021	2,110,359
World Fuel Services Corp.	134,248	2,746,714

		42,710,090

Paper & Forest Products — 0.1%
Glatfelter Corp.(a)	75,400	518,752
Louisiana-Pacific Corp.	4,876	255,551
Mercer International, Inc. (Germany)	34,200	449,730

		1,224,033

Personal Products — 0.5%
BellRing Brands, Inc.*	49,198	1,224,538
Edgewell Personal Care Co.	22,474	775,803
Herbalife Nutrition Ltd.*(a)	91,600	1,873,220
Medifast, Inc.	2,200	397,122
Nu Skin Enterprises, Inc. (Class A Stock)	10,500	454,650
USANA Health Sciences, Inc.*	8,400	607,824

		5,333,157

Pharmaceuticals — 0.3%
ANI Pharmaceuticals, Inc.*(a)	14,836	440,184

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
NGM Biopharmaceuticals, Inc.*(a)	42,447	$544,171
Prestige Consumer Healthcare, Inc.*	7,400	435,120
Revance Therapeutics, Inc.*	15,842	218,936
Taro Pharmaceutical Industries Ltd.*	20,452	739,544
Theravance Biopharma, Inc.*(a)	102,766	931,060

		3,309,015

Professional Services — 2.9%
Alight, Inc. (Class A Stock)*(a)	161,925	1,092,994
ASGN, Inc.*	47,248	4,264,132
Barrett Business Services, Inc.	11,390	829,989
BGSF, Inc.	14,514	179,393
CBIZ, Inc.*	8,600	343,656
CRA International, Inc.	5,511	492,242
First Advantage Corp.*	74,588	945,030
FTI Consulting, Inc.*(a)	7,774	1,405,928
Heidrick & Struggles International, Inc.	106,731	3,453,815
ICF International, Inc.	17,346	1,647,870
KBR, Inc.	108,944	5,271,800
Kelly Services, Inc. (Class A Stock)	114,161	2,263,813
Kforce, Inc.	7,997	490,536
Korn Ferry	56,516	3,279,058
ManTech International Corp. (Class A Stock)	4,300	410,435
Resources Connection, Inc.	45,500	926,835
Science Applications International Corp.	31,368	2,920,361
TrueBlue, Inc.*	41,700	746,430

		30,964,317

Real Estate Management & Development — 0.9%
Anywhere Real Estate, Inc.*(a)	171,340	1,684,272
DigitalBridge Group, Inc.*	323,806	1,580,173
Kennedy-Wilson Holdings, Inc.(a)	198,352	3,756,787
RE/MAX Holdings, Inc. (Class A Stock)	37,500	919,500
RMR Group, Inc. (The) (Class A Stock)	29,300	830,655
Seritage Growth Properties (Class A Stock)*(a)	73,800	384,498

		9,155,885

Road & Rail — 0.7%
ArcBest Corp.	32,507	2,287,518
Avis Budget Group, Inc.*(a)	6,885	1,012,646
Heartland Express, Inc.	45,300	630,123
Landstar System, Inc.(a)	3,957	575,427
Saia, Inc.*	5,975	1,123,300
Schneider National, Inc. (Class B Stock)	10,200	228,276
Werner Enterprises, Inc.(a)	41,845	1,612,706

		7,469,996

Semiconductors & Semiconductor Equipment — 1.0%
Alpha & Omega Semiconductor Ltd.*(a)	11,283	376,175
Amkor Technology, Inc.(a)	19,394	328,729
Cohu, Inc.*	83,864	2,327,226
Diodes, Inc.*	8,400	542,388

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
MACOM Technology Solutions Holdings, Inc.*	32,229	$1,485,757
Onto Innovation, Inc.*	19,674	1,372,065
Photronics, Inc.*	122,356	2,383,495
SMART Global Holdings, Inc.*(a)	58,679	960,575
Ultra Clean Holdings, Inc.*	40,051	1,192,318
Veeco Instruments, Inc.*	4,133	80,180

		11,048,908

Software — 1.4%
Cerence, Inc.*	36,523	921,475
Domo, Inc. (Class B Stock)*	18,250	507,350
Ebix, Inc.(a)	17,400	294,060
InterDigital, Inc.(a)	32,258	1,961,286
JFrog Ltd. (Israel)*(a)	39,443	831,064
LiveRamp Holdings, Inc.*	74,653	1,926,794
Marathon Digital Holdings, Inc.*(a)	32,155	171,708
NCR Corp.*(a)	57,293	1,782,385
Ping Identity Holding Corp.*(a)	69,365	1,258,281
Smartsheet, Inc. (Class A Stock)*	28,561	897,672
Telos Corp.*	54,600	441,168
Verint Systems, Inc.*	71,073	3,009,942
Xperi Holding Corp.	107,342	1,548,945

		15,552,130

Specialty Retail — 2.5%
Aaron’s Co., Inc. (The)	51,200	744,960
Academy Sports & Outdoors, Inc.(a)	104,898	3,728,075
American Eagle Outfitters, Inc.(a)	64,231	718,103
Asbury Automotive Group, Inc.*	12,977	2,197,525
Big 5 Sporting Goods Corp.(a)	38,100	427,101
Cato Corp. (The) (Class A Stock)(a)	51,100	593,271
Conn’s, Inc.*(a)	8,838	70,881
Designer Brands, Inc. (Class A Stock)	15,300	199,818
Foot Locker, Inc.(a)	80,282	2,027,120
Genesco, Inc.*	24,912	1,243,358
Group 1 Automotive, Inc.	31,021	5,267,366
Haverty Furniture Cos., Inc.(a)	35,800	829,844
Hibbett, Inc.(a)	12,600	550,746
Kirkland’s, Inc.*(a)	127,400	448,448
LL Flooring Holdings, Inc.*	23,100	216,447
MarineMax, Inc.*	15,800	570,696
ODP Corp. (The)*	28,804	871,033
OneWater Marine, Inc. (Class A Stock)*(a)	21,200	700,660
Rent-A-Center, Inc.	35,781	695,940
Sally Beauty Holdings, Inc.*(a)	85,147	1,014,952
Signet Jewelers Ltd.(a)	18,810	1,005,583
Sleep Number Corp.*	6,700	207,365
Sonic Automotive, Inc. (Class A Stock)(a)	20,100	736,263
Tilly’s, Inc. (Class A Stock)	29,100	204,282
Urban Outfitters, Inc.*(a)	21,700	404,922
Victoria’s Secret & Co.*	29,067	813,004
Zumiez, Inc.*(a)	15,286	397,436

		26,885,199

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 0.5%
Diebold Nixdorf, Inc.*(a)	212,300	$481,921
Super Micro Computer, Inc.*	38,215	1,541,975
Xerox Holdings Corp.(a)	234,881	3,487,983

		5,511,879

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.*	15,735	645,292
Carter’s, Inc.(a)	33,948	2,392,655
Deckers Outdoor Corp.*	7,666	1,957,513
Fossil Group, Inc.*	34,800	179,916
G-III Apparel Group Ltd.*	57,608	1,165,410
Hanesbrands, Inc.(a)	95,389	981,553
Kontoor Brands, Inc.	3,708	123,736
Lakeland Industries, Inc.*	23,833	366,075
Rocky Brands, Inc.	6,500	222,170
Skechers USA, Inc. (Class A Stock)*	34,682	1,233,986
Steven Madden Ltd.	57,763	1,860,546
Vera Bradley, Inc.*	145,100	629,734

		11,758,586

Thrifts & Mortgage Finance — 2.9%
Axos Financial, Inc.*	19,185	687,782
Blue Foundry Bancorp*(a)	33,200	398,068
Bridgewater Bancshares, Inc.*	40,741	657,560
Capitol Federal Financial, Inc.	52,700	483,786
Essent Group Ltd.	133,430	5,190,427
Federal Agricultural Mortgage Corp. (Class C Stock)	22,289	2,176,521
Flagstar Bancorp, Inc.	53,803	1,907,316
FS Bancorp, Inc.	7,800	223,938
Home Bancorp, Inc.	7,800	266,214
Kearny Financial Corp.	44,035	489,229
Luther Burbank Corp.	52,291	682,398
Merchants Bancorp	4,028	91,315
MGIC Investment Corp.	189,568	2,388,557
Mr. Cooper Group, Inc.*(a)	37,898	1,392,372
NMI Holdings, Inc. (Class A Stock)*	152,276	2,535,395
Northeast Community Bancorp, Inc.	21,694	255,338
Northfield Bancorp, Inc.	29,000	377,870
PennyMac Financial Services, Inc.	25,293	1,105,557
Provident Bancorp, Inc.	28,624	449,397
Provident Financial Services, Inc.	21,500	478,590
Radian Group, Inc.	178,275	3,503,104
Territorial Bancorp, Inc.	10,600	221,010
TrustCo Bank Corp.	18,900	582,876
Walker & Dunlop, Inc.	37,756	3,637,413
Waterstone Financial, Inc.	27,800	473,990
William Penn Bancorp	20,600	241,020

		30,897,043

Tobacco — 0.2%
Turning Point Brands, Inc.	21,225	575,834
Universal Corp.	29,932	1,810,886

		2,386,720

Trading Companies & Distributors — 2.2%
Beacon Roofing Supply, Inc.*(a)	29,296	1,504,642
BlueLinx Holdings, Inc.*	17,000	1,135,770

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Boise Cascade Co.	34,824	$2,071,680
DXP Enterprises, Inc.*	20,627	631,805
GATX Corp.(a)	5,970	562,135
GMS, Inc.*	25,755	1,146,097
MRC Global, Inc.*	96,611	962,246
NOW, Inc.*	165,201	1,615,666
Rush Enterprises, Inc. (Class A Stock)	92,518	4,459,368
Titan Machinery, Inc.*	6,070	136,029
Veritiv Corp.*	13,986	1,518,180
WESCO International, Inc.*	75,999	8,139,493

		23,883,111

Water Utilities — 0.1%
SJW Group	16,597	1,035,819

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	55,897	882,614

TOTAL COMMON STOCKS (cost $1,120,048,256)		1,014,979,740

EXCHANGE-TRADED FUNDS — 3.2%
iShares Russell 2000 Value ETF(a)	128,553	17,502,491
Vanguard Small-Cap Value ETF	112,478	16,851,454

TOTAL EXCHANGE-TRADED FUNDS (cost $40,318,975)		34,353,945

TOTAL LONG-TERM INVESTMENTS (cost $1,160,367,231)		1,049,333,685

SHORT-TERM INVESTMENTS — 21.1%

AFFILIATED MUTUAL FUND — 18.8%
PGIM Institutional Money Market Fund (cost $202,721,017; includes $202,580,632 of cash collateral for securities on loan)(b)(wa)	202,891,041	202,708,440

	Shares	Value

UNAFFILIATED FUND — 2.3%
Dreyfus Government Cash Management (Institutional Shares)	24,627,529	$24,627,529

(cost $24,627,529)

TOTAL SHORT-TERM INVESTMENTS (cost $227,348,546)		227,335,969

TOTAL INVESTMENTS—118.7% (cost $1,387,715,777)		1,276,669,654
Liabilities in excess of other assets(z) — (18.7)%		(201,111,214)

NET ASSETS — 100.0%		$1,075,558,440

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $195,882,450; cash collateral of $202,580,632 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
133	Russell 2000 E-Mini Index	Sep. 2022	$11,358,200	$(238,805)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$742,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$13,169,714	$—	$—
Air Freight & Logistics	4,031,435	—	—
Airlines	2,141,774	—	—
Auto Components	6,641,193	—	—
Automobiles	3,759,055	—	—
Banks	169,669,954	—	—
Beverages	2,432,083	—	—
Biotechnology	32,131,627	—	—
Building Products	9,748,853	—	—
Capital Markets	13,459,111	—	—
Chemicals	22,410,503	—	—
Commercial Services & Supplies	25,752,998	—	—
Communications Equipment	3,890,467	—	—
Construction & Engineering	17,452,763	—	—
Construction Materials	1,050,472	—	—
Consumer Finance	14,596,150	—	—
Containers & Packaging	8,057,535	—	—
Diversified Consumer Services	8,215,509	—	—
Diversified Financial Services	238,624	—	—
Diversified Telecommunication Services	4,788,172	—	—
Electric Utilities	14,796,673	—	—
Electrical Equipment	8,695,274	—	—
Electronic Equipment, Instruments & Components	32,280,578	—	—
Energy Equipment & Services	20,130,290	—	—
Entertainment	462,718	—	—
Equity Real Estate Investment Trusts (REITs)	64,403,764	—	—
Food & Staples Retailing	9,639,841	—	—
Food Products	11,144,978	—	—
Gas Utilities	14,400,597	—	—
Health Care Equipment & Supplies	17,015,334	—	—
Health Care Providers & Services	15,375,061	—	—
Health Care Technology	9,660,332	—	—
Hotels, Restaurants & Leisure	16,605,826	—	—
Household Durables	18,017,934	—	—
Household Products	8,722,885	—	—
Independent Power & Renewable Electricity Producers	5,735,374	—	—
Insurance	39,502,590	—	—
Interactive Media & Services	3,066,130	—	—
Internet & Direct Marketing Retail	924,340	—	—
IT Services	13,541,267	—	—
Leisure Products	6,058,782	—	—
Life Sciences Tools & Services	3,771,000	—	—
Machinery	28,048,396	—	—
Marine	393,552	—	—
Media	19,416,667	—	—
Metals & Mining	14,154,378	—	—
Mortgage Real Estate Investment Trusts (REITs)	21,576,335	—	—
Multiline Retail	1,443,065	—	—
Multi-Utilities	2,349,285	—	—
Oil, Gas & Consumable Fuels	42,710,090	—	—
Paper & Forest Products.	1,224,033	—	—
Personal Products	5,333,157	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Pharmaceuticals	$3,309,015	$—	$—
Professional Services	30,964,317	—	—
Real Estate Management & Development	9,155,885	—	—
Road & Rail	7,469,996	—	—
Semiconductors & Semiconductor Equipment	11,048,908	—	—
Software	15,552,130	—	—
Specialty Retail	26,885,199	—	—
Technology Hardware, Storage & Peripherals	5,511,879	—	—
Textiles, Apparel & Luxury Goods	11,758,586	—	—
Thrifts & Mortgage Finance	30,897,043	—	—
Tobacco	2,386,720	—	—
Trading Companies & Distributors	23,883,111	—	—
Water Utilities	1,035,819	—	—
Wireless Telecommunication Services	882,614	—	—
Exchange-Traded Funds	34,353,945	—	—
Short-Term Investments
Affiliated Mutual Fund	202,708,440	—	—
Unaffiliated Fund	24,627,529	—	—

Total	$1,276,669,654	$—	$—

Other Financial Instruments*
Liabilities
Futures Contracts.	$(238,805)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Fund (18.8% represents investments purchased with collateral from securities on loan)	18.8%
Banks	15.8
Equity Real Estate Investment Trusts (REITs)	6.0
Oil, Gas & Consumable Fuels	4.0
Insurance	3.7
Exchange-Traded Funds	3.2
Electronic Equipment, Instruments & Components	3.0
Biotechnology	3.0
Professional Services	2.9
Thrifts & Mortgage Finance	2.9
Machinery	2.6
Specialty Retail	2.5
Commercial Services & Supplies	2.4
Unaffiliated Fund	2.3
Trading Companies & Distributors	2.2
Chemicals	2.1
Mortgage Real Estate Investment Trusts (REITs)	2.0
Energy Equipment & Services	1.9
Media	1.8
Household Durables	1.7
Construction & Engineering	1.6
Health Care Equipment & Supplies	1.6
Hotels, Restaurants & Leisure	1.5

Software	1.4%
Health Care Providers & Services	1.4
Electric Utilities	1.4
Consumer Finance	1.4
Gas Utilities	1.3
Metals & Mining	1.3
IT Services	1.3
Capital Markets	1.3
Aerospace & Defense	1.2
Textiles, Apparel & Luxury Goods	1.1
Food Products	1.0
Semiconductors & Semiconductor Equipment	1.0
Building Products	0.9
Health Care Technology	0.9
Food & Staples Retailing	0.9
Real Estate Management & Development	0.9
Household Products	0.8
Electrical Equipment	0.8
Diversified Consumer Services	0.8
Containers & Packaging	0.7
Road & Rail	0.7
Auto Components	0.6
Leisure Products	0.6
Independent Power & Renewable Electricity Producers	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Technology Hardware, Storage & Peripherals	0.5%
Personal Products	0.5
Diversified Telecommunication Services	0.4
Air Freight & Logistics	0.4
Communications Equipment	0.4
Life Sciences Tools & Services	0.4
Automobiles	0.4
Pharmaceuticals	0.3
Interactive Media & Services	0.3
Beverages	0.2
Tobacco	0.2
Multi-Utilities	0.2
Airlines	0.2
Multiline Retail	0.1

Paper & Forest Products	0.1%
Construction Materials	0.1
Water Utilities	0.1
Internet & Direct Marketing Retail	0.1
Wireless Telecommunication Services	0.1
Entertainment	0.0	*
Marine	0.0	*
Diversified Financial Services	0.0	*

	118.7
Liabilities in excess of other assets	(18.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$238,805	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,016,885)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(654,450)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$10,552,687

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$195,882,450	$(195,882,450)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $195,882,450:
Unaffiliated investments (cost $1,184,994,760	$1,073,961,214
Affiliated investments (cost $202,721,017)	202,708,440
Receivable for investments sold	2,995,941
Dividends receivable	1,539,450
Deposit with broker for centrally cleared/exchange-traded derivatives	742,000
Receivable for Portfolio shares sold	78,942
Tax reclaim receivable	29,768
Prepaid expenses and other assets	151,979

Total Assets	1,282,207,734

LIABILITIES
Payable to broker for collateral for securities on loan	202,580,632
Payable for investments purchased	2,353,026
Payable for Portfolio shares purchased	845,364
Management fee payable	446,442
Accrued expenses and other liabilities	273,847
Due to broker-variation margin futures	89,110
Distribution fee payable	30,081
Payable to affiliate	29,768
Affiliated transfer agent fee payable	1,024

Total Liabilities	206,649,294

NET ASSETS	$1,075,558,440

Net assets were comprised of:
Partners’ Equity	$1,075,558,440

Net asset value and redemption price per share, $1,075,558,440 / 33,618,599 outstanding shares of beneficial interest	$31.99

STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $15,049 foreign withholding tax, of which $3,541 is reimbursable by an affiliate)	$7,107,401
Income from securities lending, net (including affiliated income of $42,697)	78,344
Affiliated dividend income	436

Total income	7,186,181

EXPENSES
Management fee	3,141,944
Distribution fee	1,090,776
Custodian and accounting fees	89,199
Audit fee	12,992
Legal fees and expenses	12,064
Trustees’ fees	10,465
Transfer agent’s fees and expenses (including affiliated expense of $1,995)	3,707
Shareholders’ reports	3,514
Miscellaneous	16,789

Total expenses	4,381,450
Less: Fee waiver and/or expense reimbursement	(67,590)

Net expenses	4,313,860

NET INVESTMENT INCOME (LOSS)	2,872,321

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(10,605))	91,513,759
Futures transactions	(1,016,885)

90,496,874

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,919))	(259,787,504)
Futures	(654,450)

(260,441,954)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(169,945,080)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(167,072,759)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,872,321	$3,492,680
Net realized gain (loss) on investment transactions	90,496,874	206,770,246
Net change in unrealized appreciation (depreciation) on investments	(260,441,954)	17,737,003

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(167,072,759)	227,999,929

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,613,936 and 2,742,454 shares, respectively]	273,054,487	96,659,442
Portfolio shares issued in merger [12,191,482 and 0 shares, respectively]	419,630,823	—
Portfolio shares purchased [5,319,499 and 10,047,430 shares, respectively]	(185,328,608)	(361,823,171)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	507,356,702	(265,163,729)

TOTAL INCREASE (DECREASE)	340,283,943	(37,163,800)
NET ASSETS:
Beginning of period	735,274,497	772,438,297

End of period	$1,075,558,440	$735,274,497

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$38.43		$29.22	$28.97	$23.75		$28.64		$26.68

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.15	0.20	0.24		0.18		0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.56)		9.06	0.05 (b)	4.98		(5.07)		1.82

Total from investment operations	(6.44)		9.21	0.25	5.22		(4.89)		1.96

Capital Contributions	—		—	—	—	(c)(d)	—	(d)(e)	—

Net Asset Value, end of period	$31.99		$38.43	$29.22	$28.97		$23.75		$28.64

Total Return(f)	(16.76)%		31.52%	0.86%	21.98	%(g)	(17.07	)%(g)	7.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,076		$735	$772	$725		$589		$979
Average net assets (in millions)	$880		$832	$544	$703		$884		$1,035
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.99	%(i)	0.99%	1.03%	1.01%		1.00%		0.99%
Expenses before waivers and/or expense reimbursement	1.01	%(i)	1.00%	1.03%	1.01%		1.00%		0.99%
Net investment income (loss)	0.66	%(i)	0.42%	0.85%	0.90%		0.65%		0.53%
Portfolio turnover rate(j)	65%		57%	99%	67%		51%		50%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)	Amount rounds to zero.
(e)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 73.6%
Aerospace & Defense — 1.1%
Airbus SE (France)	2,000	$194,683
Axon Enterprise, Inc.*	175	16,305
BWX Technologies, Inc.	366	20,163
CAE, Inc. (Canada)*	689	16,979
Dassault Aviation SA (France)	1,419	221,264
HEICO Corp. (Class A Stock)	117	12,329
Howmet Aerospace, Inc.	1,934	60,824
L3Harris Technologies, Inc.	1,121	270,946
Leonardo SpA (Italy)	5,626	57,913
Mercury Systems, Inc.*	233	14,989
Montana Aerospace AG (Germany), 144A*	1,020	15,762
Northrop Grumman Corp.	524	250,771
Rolls-Royce Holdings PLC (United Kingdom)*	50,019	50,746
Safran SA (France)	566	55,897
Spirit AeroSystems Holdings, Inc. (Class A Stock)	570	16,701
Thales SA (France)	1,617	198,321
VirTra, Inc.*	1,807	8,890

		1,483,483

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	1,482	55,686
GXO Logistics, Inc.*	305	13,197
United Parcel Service, Inc. (Class B Stock)	907	165,564

		234,447

Airlines — 0.0%
Air Arabia PJSC (United Arab Emirates)	31,440	17,836
Allegiant Travel Co.*	58	6,559
JetBlue Airways Corp.*	1,019	8,529
Spirit Airlines, Inc.*	564	13,446
Wizz Air Holdings PLC (Switzerland), 144A*	533	11,500

		57,870

Auto Components — 0.4%
Autoliv, Inc. (Sweden)	380	27,196
Bridgestone Corp. (Japan)	1,300	47,402
CIE Automotive SA (Spain)	453	11,231
Dorman Products, Inc.*	278	30,499
Faurecia SE (France)*	1,360	26,931
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	9,150	57,125
Goodyear Tire & Rubber Co. (The)*	1,945	20,831
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	19,900	68,409
Kendrion NV (Netherlands)	240	3,948
Lear Corp.	228	28,703
Magna International, Inc. (Canada)	691	37,936
Musashi Seimitsu Industry Co. Ltd. (Japan)	1,400	14,268
NGK Spark Plug Co. Ltd. (Japan)	1,000	18,123
Nifco, Inc. (Japan)	500	11,631

	Shares	Value

COMMON STOCKS (continued)
Auto Components (cont’d.)
Nippon Seiki Co. Ltd. (Japan)	1,600	$10,168
Stanley Electric Co. Ltd. (Japan)	4,700	76,673
Toyo Tire Corp. (Japan)	1,500	18,666

		509,740

Automobiles — 0.8%
General Motors Co.*	1,467	46,592
Knaus Tabbert AG (Germany)	215	5,713
Li Auto, Inc. (China), ADR*	460	17,623
Lucid Group, Inc.*(a)	853	14,638
Maruti Suzuki India Ltd. (India)	815	87,780
Mercedes-Benz Group AG (Germany)	1,110	64,218
Rivian Automotive, Inc. (Class A Stock)*	231	5,946
Stellantis NV	3,836	47,390
Suzuki Motor Corp. (Japan)	1,600	50,180
Tesla, Inc.*	836	562,979
Toyota Motor Corp. (Japan)	9,800	150,641
Zhejiang Shuanghuan Driveline Co. Ltd. (China) (Class A Stock)	6,900	32,826

		1,086,526

Banks — 3.2%
Axis Bank Ltd. (India)*	11,864	95,845
Banco Comercial Portugues SA (Portugal) (Class R Stock)	132,115	22,979
Bank Central Asia Tbk PT (Indonesia)	326,200	158,824
Bank of America Corp.	12,366	384,954
BankUnited, Inc.	897	31,906
BAWAG Group AG (Austria), 144A*	2,687	112,564
BNP Paribas SA (France)	2,162	103,620
Capitec Bank Holdings Ltd. (South Africa)	551	67,097
Citigroup, Inc.	127	5,841
City Holding Co.	380	30,354
Commerce Bancshares, Inc.	310	20,352
Credicorp Ltd. (Peru)	180	21,584
East West Bancorp, Inc.	549	35,575
Enterprise Financial Services Corp.	783	32,495
Erste Group Bank AG (Austria)	1,639	41,367
FinecoBank Banca Fineco SpA (Italy)	2,035	24,408
First Abu Dhabi Bank PJSC (United Arab Emirates)	11,863	60,665
First BanCorp. (Puerto Rico)	1,872	24,168
First Citizens BancShares, Inc. (Class A Stock)	41	26,805
First Financial Bankshares, Inc.(a)	416	16,336
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	8,800	49,187
HDFC Bank Ltd. (India)	4,236	72,496
Home BancShares, Inc.	1,471	30,553
HSBC Holdings PLC (United Kingdom)	14,278	93,349
ICICI Bank Ltd. (India), ADR(a)	3,133	55,579
ING Groep NV (Netherlands)	17,512	173,662
JPMorgan Chase & Co.	7,478	842,098
KBC Group NV (Belgium)	901	50,586
Komercni Banka A/S (Czech Republic)	284	8,053
Kotak Mahindra Bank Ltd. (India)	6,025	126,948

SEE NOTES TO FINANCIAL STATEMENTS.
A183

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom)	140,315	$72,260
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,600	77,913
National Bank of Canada (Canada)	871	57,158
OTP Bank Nyrt (Hungary)	2,667	59,620
Pacific Premier Bancorp, Inc.	932	27,252
Pinnacle Financial Partners, Inc.	465	33,624
Popular, Inc. (Puerto Rico)	511	39,311
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	3,322	20,845
Prosperity Bancshares, Inc.	124	8,466
Qatar National Bank QPSC (Qatar)	12,429	68,171
Saudi National Bank (The) (Saudi Arabia)	4,129	72,587
Silvergate Capital Corp. (Class A Stock)*	136	7,280
SouthState Corp.	428	33,020
Standard Chartered PLC (United Kingdom)	4,087	30,769
Swedbank AB (Sweden) (Class A Stock)	9,083	114,756
TCS Group Holding PLC (Russia), GDR*^	281	—
UniCredit SpA (Italy)	3,610	34,450
United Overseas Bank Ltd. (Singapore)	4,500	85,100
Washington Trust Bancorp, Inc.	658	31,827
Webster Financial Corp.	821	34,605
Wells Fargo & Co.	10,140	397,184
WesBanco, Inc.	1,021	32,376
Western Alliance Bancorp.	1,084	76,530

		4,235,354

Beverages — 1.2%
Asahi Group Holdings Ltd. (Japan)	2,200	71,900
Boston Beer Co., Inc. (The) (Class A Stock)*	29	8,786
Budweiser Brewing Co. APAC Ltd. (China), 144A	28,000	83,847
Carlsberg A/S (Denmark) (Class B Stock)	403	51,582
Coca-Cola Co. (The)	5,634	354,435
Diageo PLC (United Kingdom)	1,546	66,574
Heineken NV (Netherlands)	266	24,311
Keurig Dr. Pepper, Inc.(a)	10,385	367,525
Kirin Holdings Co. Ltd. (Japan)	700	11,021
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	200	61,154
Monster Beverage Corp.*	1,831	169,734
PepsiCo, Inc.	1,299	216,491
Treasury Wine Estates Ltd. (Australia)	6,370	49,959
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	2,000	20,791

		1,558,110

Biotechnology — 1.4%
AbbVie, Inc.	5,725	876,841
Abcam PLC (United Kingdom)*	2,375	34,081
ACADIA Pharmaceuticals, Inc.*	699	9,849

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Agios Pharmaceuticals, Inc.*	598	$13,258
Alkermes PLC*	1,029	30,654
Alnylam Pharmaceuticals, Inc.*	307	44,776
Anavex Life Sciences Corp.*	923	9,239
Apellis Pharmaceuticals, Inc.*	328	14,832
Arcturus Therapeutics Holdings, Inc.*	390	6,139
Argenx SE (Netherlands), ADR*	130	49,254
Arrowhead Pharmaceuticals, Inc.*	347	12,218
Atara Biotherapeutics, Inc.*	1,135	8,842
BioMarin Pharmaceutical, Inc.*	429	35,551
BioNTech SE (Germany), ADR	270	40,257
Blueprint Medicines Corp.*	288	14,547
Exact Sciences Corp.*	356	14,023
Exelixis, Inc.*	824	17,156
Fate Therapeutics, Inc.*	353	8,747
Genmab A/S (Denmark)*	191	62,050
Genus PLC (United Kingdom)	589	17,966
Global Blood Therapeutics, Inc.*	439	14,026
Heron Therapeutics, Inc.*	2,680	7,477
Horizon Therapeutics PLC*	455	36,291
IGM Biosciences, Inc.*	238	4,291
Insmed, Inc.*	756	14,908
Intellia Therapeutics, Inc.*	217	11,232
Ionis Pharmaceuticals, Inc.*	549	20,324
Mirati Therapeutics, Inc.*	176	11,815
Moderna, Inc.*	307	43,855
Neurocrine Biosciences, Inc.*	297	28,952
Novavax, Inc.*	193	9,926
Regeneron Pharmaceuticals, Inc.*	203	119,999
REGENXBIO, Inc.*	508	12,548
Sarepta Therapeutics, Inc.*	221	16,566
Scholar Rock Holding Corp.*	497	2,728
Seagen, Inc.*	263	46,535
Spectrum Pharmaceuticals, Inc.*	12,643	9,862
TG Therapeutics, Inc.*	647	2,750
Ultragenyx Pharmaceutical, Inc.*	487	29,054
United Therapeutics Corp.*	118	27,805
Xencor, Inc.*	659	18,037
Zealand Pharma A/S (Denmark)*	727	9,522

		1,818,783

Building Products — 0.3%
Assa Abloy AB (Sweden) (Class B Stock)	2,335	49,744
Astral Ltd. (India)	1,003	21,083
Blue Star Ltd. (India)	1,092	12,517
Carel Industries SpA (Italy), 144A	1,786	35,557
Carlisle Cos., Inc.	110	26,247
Daikin Industries Ltd. (Japan)	300	47,988
Genuit Group PLC (United Kingdom)	2,748	12,817
Gibraltar Industries, Inc.*	281	10,889
Guangdong Kinlong Hardware Products Co. Ltd. (China) (Class A Stock)	900	17,448
Nitto Boseki Co. Ltd. (Japan)	300	5,156
Owens Corning	352	26,157
ROCKWOOL A/S (Denmark) (Class B Stock)	55	12,380
Sanwa Holdings Corp. (Japan)	1,200	11,471
Trane Technologies PLC	267	34,675

SEE NOTES TO FINANCIAL STATEMENTS.
A184

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Trex Co., Inc.*(a)	435	$23,673
UFP Industries, Inc.	473	32,230
Zurn Water Solutions Corp.	768	20,920

		400,952

Capital Markets — 2.1%
Affiliated Managers Group, Inc.	88	10,261
AJ Bell PLC (United Kingdom)	2,559	8,352
Ares Management Corp. (Class A Stock)	324	18,423
Avanza Bank Holding AB (Sweden)	1,003	16,853
B3 SA - Brasil Bolsa Balcao (Brazil)	32,400	68,162
Blackstone, Inc.	1,180	107,651
Blue Owl Capital, Inc.	1,438	14,423
Bridgepoint Group PLC (United Kingdom), 144A	9,556	28,325
Charles Schwab Corp. (The)	9,091	574,369
CME Group, Inc.	807	165,193
Coinbase Global, Inc. (Class A Stock)*	38	1,787
Deutsche Boerse AG (Germany)	580	97,139
flatexDEGIRO AG (Germany)*	1,350	12,874
Goldman Sachs Group, Inc. (The)	916	272,070
HDFC Asset Management Co. Ltd. (India), 144A	809	18,429
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	500	24,614
Intermediate Capital Group PLC (United Kingdom)	2,002	31,887
Investec PLC (United Kingdom)	5,773	31,401
Julius Baer Group Ltd. (Switzerland)	3,002	138,381
KKR & Co., Inc.	1,223	56,613
Lazard Ltd. (Class A Stock)(a)	556	18,020
London Stock Exchange Group PLC (United Kingdom)	1,175	109,315
LPL Financial Holdings, Inc.	179	33,022
Molten Ventures PLC (United Kingdom)*	4,419	22,493
Morgan Stanley	2,888	219,661
Moscow Exchange MICEX-RTS PJSC (Russia)*^	4,490	—
MSCI, Inc.	41	16,898
Ninety One PLC (United Kingdom)	1,360	3,266
Partners Group Holding AG (Switzerland)	108	97,239
S&P Global, Inc.	492	165,834
SEI Investments Co.	305	16,476
StepStone Group, Inc. (Class A Stock)	551	14,343
Tikehau Capital SCA (France)	645	13,152
TMX Group Ltd. (Canada)	1,468	149,400
Tradeweb Markets, Inc. (Class A Stock)	392	26,754
UBS Group AG (Switzerland)	5,059	81,695
Van Lanschot Kempen NV (Netherlands)	524	12,260
Virtus Investment Partners, Inc.	114	19,496
XP, Inc. (Brazil) (Class A Stock)*	3,858	69,290
Yangzijiang Financial Holding Ltd. (Singapore)*	41,100	12,194

		2,798,015

	Shares	Value

COMMON STOCKS (continued)
Chemicals — 2.0%
Air Liquide SA (France)	189	$25,454
Air Products & Chemicals, Inc.	465	111,823
Akzo Nobel NV (Netherlands)	3,301	216,572
Albemarle Corp.	81	16,927
Asian Paints Ltd. (India)	375	12,860
Borouge PLC (United Arab Emirates)*	5,819	4,642
CF Industries Holdings, Inc.	261	22,375
Chemours Co. (The)	716	22,926
Covestro AG (Germany), 144A	1,610	55,793
Croda International PLC (United Kingdom)	357	28,089
DIC Corp. (Japan)	2,500	44,229
Element Solutions, Inc.	1,002	17,836
Fine Organic Industries Ltd. (India)	150	9,163
FMC Corp.	895	95,774
GCP Applied Technologies, Inc.*	415	12,981
Huntsman Corp.	1,108	31,412
Incitec Pivot Ltd. (Australia)	9,231	21,114
Ingevity Corp.*	384	24,246
International Flavors & Fragrances, Inc.	1,790	213,225
Koninklijke DSM NV (Netherlands)	359	51,718
LG Chem Ltd. (South Korea)	137	54,588
Linde PLC (United Kingdom) (NYSE)	1,005	288,968
Linde PLC (United Kingdom) (XETR)	393	112,649
Nippon Sanso Holdings Corp. (Japan)	1,400	22,291
Nippon Shokubai Co. Ltd. (Japan)	700	27,032
Nippon Soda Co. Ltd. (Japan)	800	25,705
Nutrien Ltd. (Canada)	3,898	310,632
RPM International, Inc.	1,837	144,609
Sakata INX Corp. (Japan)	2,300	15,485
Scotts Miracle-Gro Co. (The)	170	13,428
Sherwin-Williams Co. (The)	2,027	453,865
Shin-Etsu Chemical Co. Ltd. (Japan)	100	11,255
Sika AG (Switzerland)	59	13,591
Sociedad Quimica y Minera de Chile SA (Chile), ADR	756	63,149
Sumitomo Seika Chemicals Co. Ltd. (Japan)	400	8,509
Valvoline, Inc.	1,239	35,720
Victrex PLC (United Kingdom)	849	18,493

		2,659,128

Commercial Services & Supplies — 0.6%
Brady Corp. (Class A Stock)	247	11,668
Cintas Corp.	116	43,330
CoreCivic, Inc.*	1,052	11,688
Downer EDI Ltd. (Australia)	16,350	57,033
IAA, Inc.*	420	13,763
KAR Auction Services, Inc.*	1,171	17,296
MSA Safety, Inc.	76	9,201
Republic Services, Inc.	1,640	214,627
SPIE SA (France)	1,341	29,203
Stericycle, Inc.*	533	23,372
UniFirst Corp.	71	12,225
Waste Connections, Inc.	2,316	287,091

		730,497

Communications Equipment — 0.2%
CommScope Holding Co., Inc.*	1,524	9,327

SEE NOTES TO FINANCIAL STATEMENTS.
A185

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment (cont’d.)
Genasys, Inc.*	3,101	$10,078
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Brazil)	1,700	8,066
Lumentum Holdings, Inc.*	239	18,981
Motorola Solutions, Inc.	477	99,979
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	8,052	60,043
Viavi Solutions, Inc.*	2,162	28,603

		235,077

Construction & Engineering — 0.1%
Arcosa, Inc.	388	18,015
Dycom Industries, Inc.*	260	24,190
NV5 Global, Inc.*	198	23,115
Quanta Services, Inc.	168	21,057
Valmont Industries, Inc.	136	30,550
Voltas Ltd. (India)	5,063	62,591
WillScot Mobile Mini Holdings Corp.*	464	15,043

		194,561

Construction Materials — 0.1%
HeidelbergCement AG (Germany)	714	34,330
Martin Marietta Materials, Inc.	124	37,105
Taiheiyo Cement Corp. (Japan)	3,200	47,681
Vulcan Materials Co.	308	43,767

		162,883

Consumer Finance — 0.2%
Aiful Corp. (Japan)	9,800	25,291
Ally Financial, Inc.	687	23,021
American Express Co.	498	69,033
CreditAccess Grameen Ltd. (India)*	967	12,473
Funding Circle Holdings PLC (United Kingdom), 144A*	9,089	6,277
Green Dot Corp. (Class A Stock)*	392	9,843
PROG Holdings, Inc.*	202	3,333
Shriram Transport Finance Co. Ltd. (India)	4,114	67,078
SLM Corp.	1,491	23,767
SoFi Technologies, Inc.*(a)	1,357	7,151
Upstart Holdings, Inc.*	211	6,672

		253,939

Containers & Packaging — 0.6%
Amcor PLC, CDI	4,172	51,865
Avery Dennison Corp.	947	153,291
Ball Corp.	3,457	237,738
Berry Global Group, Inc.*	395	21,583
Crown Holdings, Inc.	327	30,140
International Paper Co.	772	32,293
Mayr Melnhof Karton AG (Austria)	169	28,702
Packaging Corp. of America	581	79,887
Pactiv Evergreen, Inc.	831	8,277
Sealed Air Corp.	1,576	90,967
Verallia SA (France), 144A	889	21,299
Westrock Co.	374	14,900

		770,942

	Shares	Value

COMMON STOCKS (continued)
Distributors — 0.0%
Educational Development Corp.	2,051	$8,655
PALTAC Corp. (Japan)	200	6,199
Weyco Group, Inc.	670	16,382

		31,236

Diversified Consumer Services — 0.1%
2U, Inc.*	1,234	12,920
Arco Platform Ltd. (Brazil) (Class A Stock)*	930	13,885
Bright Horizons Family Solutions, Inc.*	309	26,116
Frontdoor, Inc.*	341	8,211
IDP Education Ltd. (Australia)	871	14,283
Service Corp. International	359	24,814
Strategic Education, Inc.	167	11,787
Terminix Global Holdings, Inc.*	495	20,122
WW International, Inc.*	733	4,684

		136,822

Diversified Financial Services — 0.3%
Apollo Global Management, Inc.	2,108	102,196
Banca Mediolanum SpA (Italy)	9,452	62,404
eGuarantee, Inc. (Japan)	400	6,314
Equitable Holdings, Inc.	903	23,541
FirstRand Ltd. (South Africa)	13,465	51,608
Hypoport SE (Germany)*	38	7,540
ORIX Corp. (Japan)	4,600	76,921
Syncona Ltd.*	5,267	13,081
Tokyo Century Corp. (Japan)	400	13,190
Voya Financial, Inc.(a)	529	31,491

		388,286

Diversified Telecommunication Services — 0.6%
Anterix, Inc.*	453	18,605
ATN International, Inc.	431	20,218
Cellnex Telecom SA (Spain), 144A	548	21,236
Deutsche Telekom AG (Germany)	12,325	244,793
Helios Towers PLC (Tanzania)*	11,119	16,364
Indus Towers Ltd. (India)	13,918	36,951
KT Corp. (South Korea)	407	11,435
KT Corp. (South Korea), ADR	3,287	45,887
Liberty Global PLC (United Kingdom) (Class C Stock)*	746	16,479
Liberty Latin America Ltd. (Chile) (Class A Stock)*	971	7,574
Liberty Latin America Ltd. (Chile) (Class C Stock)*	1,166	9,083
Nippon Telegraph & Telephone Corp. (Japan)	10,600	304,343
Sarana Menara Nusantara Tbk PT (Indonesia)	1,022,300	75,629

		828,597

Electric Utilities — 1.6%
American Electric Power Co., Inc.(a)	2,827	271,222
Duke Energy Corp.	1,940	207,988
EDP - Energias do Brasil SA (Brazil)	8,442	32,972
Enel SpA (Italy)	20,730	113,599
Exelon Corp.	176	7,976

SEE NOTES TO FINANCIAL STATEMENTS.
A186

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Hawaiian Electric Industries, Inc.	658	$26,912
Iberdrola SA (Spain)	10,927	113,298
IDACORP, Inc.	209	22,137
NextEra Energy, Inc.	4,396	340,514
Otter Tail Corp.	378	25,375
PG&E Corp.*	3,762	37,545
Southern Co. (The)	9,359	667,390
Via Renewables, Inc.(a)	814	6,235
Xcel Energy, Inc.	3,739	264,572

		2,137,735

Electrical Equipment — 0.7%
Eaton Corp. PLC	1,312	165,299
Hongfa Technology Co. Ltd. (China) (Class A Stock)	8,107	50,750
Hubbell, Inc.	1,066	190,366
Idec Corp. (Japan)	700	14,394
Legrand SA (France)	200	14,788
Mitsubishi Electric Corp. (Japan)	5,600	60,662
NARI Technology Co. Ltd. (China) (Class A Stock)	16,080	64,971
Plug Power, Inc.*(a)	1,339	22,187
Polycab India Ltd. (India)	629	17,628
Prysmian SpA (Italy)	1,649	45,371
Regal Rexnord Corp.	76	8,628
Rockwell Automation, Inc.	104	20,728
Schneider Electric SE	171	20,203
Sensata Technologies Holding PLC	796	32,883
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	5,300	20,796
Shoals Technologies Group, Inc. (Class A Stock)*	1,450	23,896
Signify NV, 144A	1,304	43,307
Thermon Group Holdings, Inc.*	1,300	18,265
Vicor Corp.*	277	15,160
WEG SA (Brazil)	1,200	6,065
Zhejiang HangKe Technology, Inc. Co. (China) (Class A Stock)	871	9,094

		865,441

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	1,486	95,669
Badger Meter, Inc.	132	10,678
Chroma ATE, Inc. (Taiwan)	2,000	10,271
Cognex Corp.	541	23,003
Coherent, Inc.*	150	39,933
Corning, Inc.	2,828	89,110
Daiwabo Holdings Co. Ltd. (Japan)	2,000	26,049
Horiba Ltd. (Japan)	300	12,745
Keyence Corp. (Japan)	100	33,950
Littelfuse, Inc.	155	39,376
Murata Manufacturing Co. Ltd. (Japan)	1,300	71,143
National Instruments Corp.	1,056	32,979
Nippon Ceramic Co. Ltd. (Japan)	400	6,013
Novanta, Inc.*	146	17,705
Renishaw PLC (United Kingdom)	382	16,571
RF Industries Ltd.*	2,377	14,737
Sensirion Holding AG (Switzerland), 144A*	92	9,324

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Shimadzu Corp. (Japan)	1,400	$44,377
Sunny Optical Technology Group Co. Ltd. (China)	1,400	22,815
Taiyo Yuden Co. Ltd. (Japan)	300	10,148
TE Connectivity Ltd. (Switzerland)	2,484	281,065

		907,661

Energy Equipment & Services — 0.3%
Baker Hughes Co.(a)	4,081	117,819
Cactus, Inc. (Class A Stock)	511	20,578
ChampionX Corp.	802	15,920
China Oilfield Services Ltd. (China) (Class A Stock)	6,200	12,905
Enerflex Ltd. (Canada)	1,880	8,865
ENGlobal Corp.*	3,416	3,252
Halliburton Co.	1,554	48,733
Liberty Energy, Inc. (Class A Stock)*	2,013	25,686
Modec, Inc. (Japan)	1,000	8,649
Nabors Industries Ltd.*	192	25,709
Oceaneering International, Inc.*	1,849	19,747
TechnipFMC PLC (United Kingdom)*	5,165	34,760
TGS ASA (Norway)	823	11,548
Worley Ltd. (Australia)	7,851	77,090
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	2,100	12,666

		443,927

Entertainment — 0.6%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	505	6,843
CTS Eventim AG & Co. KGaA (Germany)*	257	13,434
Frontier Developments PLC (United Kingdom)*	703	11,824
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	1,467	93,111
Live Nation Entertainment, Inc.*	578	47,731
Netflix, Inc.*	304	53,160
Roku, Inc.*	224	18,399
Sea Ltd. (Singapore), ADR*	1,774	118,610
Spotify Technology SA*	242	22,707
Walt Disney Co. (The)*	3,629	342,578
Warner Music Group Corp. (Class A Stock)	243	5,919
World Wrestling Entertainment, Inc. (Class A Stock)	329	20,559

		754,875

Equity Real Estate Investment Trusts (REITs) — 3.9%
Acadia Realty Trust(a)	4,267	66,651
Alexandria Real Estate Equities, Inc.	703	101,956
American Homes 4 Rent (Class A Stock)	2,946	104,406
American Tower Corp.	1,398	357,315
Apartment Income REIT Corp.	1,337	55,619
Apple Hospitality REIT, Inc.	4,565	66,969
Ashford Hospitality Trust, Inc.*	630	3,767
AvalonBay Communities, Inc.	1,171	227,467

SEE NOTES TO FINANCIAL STATEMENTS.
A187

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Big Yellow Group PLC (United Kingdom)	682	$10,953
Camden Property Trust	919	123,587
Canadian Apartment Properties REIT (Canada)	447	15,564
CapitaLand Integrated Commercial Trust (Singapore)	13,800	21,563
Centerspace	287	23,405
Crown Castle International Corp.	1,088	183,198
CubeSmart	3,593	153,493
Daiwa Office Investment Corp. (Japan)	4	20,510
Derwent London PLC (United Kingdom)	1,377	43,846
Digital Core REIT Management Pte Ltd. (Singapore)*	32,000	24,697
Diversified Healthcare Trust	5,639	10,263
Douglas Emmett, Inc.	2,789	62,418
EastGroup Properties, Inc.	489	75,467
Equinix, Inc.	411	270,035
Equity LifeStyle Properties, Inc.	3,088	217,611
Equity Residential	5,227	377,494
Essex Property Trust, Inc.	427	111,665
Extra Space Storage, Inc.	96	16,332
Federal Realty OP LP	224	21,446
Gecina SA (France)	96	8,974
Getty Realty Corp.	859	22,764
Goodman Group (Australia)	2,590	31,795
Great Portland Estates PLC (United Kingdom)	8,090	56,658
Healthcare Trust of America, Inc. (Class A Stock)	1,076	30,031
Host Hotels & Resorts, Inc.	10,605	166,286
Industrial & Infrastructure Fund Investment Corp. (Japan)	20	26,465
Inmobiliaria Colonial Socimi SA (Spain)	1,432	9,165
Invitation Homes, Inc.	1,168	41,557
JBG SMITH Properties	777	18,368
Kilroy Realty Corp.	1,202	62,901
Kimco Realty Corp.	1,739	34,380
Lendlease Global Commercial REIT (Singapore)	22,600	12,927
Medical Properties Trust, Inc.	1,484	22,661
Mitsui Fudosan Logistics Park, Inc. (Japan)	5	18,892
National Health Investors, Inc.	433	26,244
National Retail Properties, Inc.	763	32,809
Omega Healthcare Investors, Inc.	681	19,197
Pebblebrook Hotel Trust	2,834	46,959
Prologis, Inc.	3,252	382,598
PS Business Parks, Inc.	247	46,226
Public Storage	648	202,610
Rayonier, Inc.	1,575	58,874
Regency Centers Corp.	1,353	80,246
Rexford Industrial Realty, Inc.	2,102	121,054
RLJ Lodging Trust	2,148	23,692
RPT Realty	2,762	27,151
Ryman Hospitality Properties, Inc.*	337	25,622
SBA Communications Corp.	319	102,096
Scentre Group (Australia)	14,172	25,336

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group, Inc.	864	$82,011
SL Green Realty Corp.(a)	599	27,644
Summit Industrial Income REIT (Canada)	3,867	51,402
Sun Communities, Inc.	296	47,171
Terreno Realty Corp.	1,633	91,007
UNITE Group PLC (The) (United Kingdom)	1,143	14,815
Urban Edge Properties	1,454	22,115
Ventas, Inc.	347	17,846
Warehouses De Pauw CVA (Belgium)	665	20,920
Welltower, Inc.	2,000	164,700
WP Carey, Inc.	480	39,773

		5,131,639

Food & Staples Retailing — 1.0%
Clicks Group Ltd. (South Africa)	1,768	29,778
Costco Wholesale Corp.	175	83,874
CP ALL PCL (Thailand)	80,100	136,150
Jeronimo Martins SGPS SA (Portugal)	2,928	63,721
MatsukiyoCocokara & Co. (Japan)	1,700	68,624
Nahdi Medical Co. (Saudi Arabia)*	1,176	50,782
Ocado Group PLC (United Kingdom)*	2,706	25,675
Performance Food Group Co.*	529	24,323
PriceSmart, Inc.	173	12,392
Raia Drogasil SA (Brazil)	13,349	49,101
Seven & i Holdings Co. Ltd. (Japan)	2,800	108,580
Shop Apotheke Europe NV (Netherlands), 144A*	619	55,107
Shoprite Holdings Ltd. (South Africa)	365	4,444
SpartanNash Co.	864	26,067
Sprouts Farmers Market, Inc.*	1,042	26,384
Wal-Mart de Mexico SAB de CV (Mexico)	10,100	34,756
Walmart, Inc.	4,583	557,201
X5 Retail Group NV (Russia), GDR^	1,420	—

		1,356,959

Food Products — 0.8%
Bakkafrost P/F (Faroe Islands)	338	21,606
Barry Callebaut AG (Switzerland)	30	66,912
Bunge Ltd.	481	43,622
Darling Ingredients, Inc.*	1,226	73,315
Edita Food Industries SAE (Egypt), 144A, GDR^	158	303
Edita Food Industries SAE (Egypt), GDR^	882	1,691
Freshpet, Inc.*	119	6,175
Ingredion, Inc.	251	22,128
Lotus Bakeries NV (Belgium)	1	5,497
McCormick & Co., Inc.	515	42,874
Mondelez International, Inc. (Class A Stock)	6,522	404,951
Nestle SA	2,426	283,103
Post Holdings, Inc.*	89	7,329
Simply Good Foods Co. (The)*	618	23,342
Tingyi Cayman Islands Holding Corp. (China)	12,000	20,546
TreeHouse Foods, Inc.*	502	20,994

SEE NOTES TO FINANCIAL STATEMENTS.
A188

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Universal Robina Corp. (Philippines)	10,330	$20,896

		1,065,284

Gas Utilities — 0.2%
Atmos Energy Corp.(a)	836	93,715
China Resources Gas Group Ltd. (China)	6,000	28,164
ENN Energy Holdings Ltd. (China)	2,700	44,639
National Fuel Gas Co.	353	23,316
ONE Gas, Inc.	314	25,494
Southwest Gas Holdings, Inc.	270	23,512

		238,840

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	1,622	176,230
Alcon, Inc. (Switzerland)	1,403	97,686
Align Technology, Inc.*	67	15,857
Ambu A/S (Denmark) (Class B Stock)	497	4,828
Axogen, Inc.*	843	6,904
Becton, Dickinson & Co.	4,227	1,042,082
BioMerieux (France)	79	7,723
Cerus Corp.*	1,553	8,215
Cochlear Ltd. (Australia)	159	21,780
Cooper Cos., Inc. (The)	131	41,019
DiaSorin SpA (Italy)	367	48,210
Eiken Chemical Co. Ltd. (Japan)	1,100	14,452
Enovis Corp.*	177	9,735
Envista Holdings Corp.*	422	16,264
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,268	28,231
Haemonetics Corp.*	180	11,732
ICU Medical, Inc.*	100	16,439
Inogen, Inc.*	312	7,544
Insulet Corp.*	180	39,229
Intuitive Surgical, Inc.*	1,141	229,010
Koninklijke Philips NV (Netherlands)	6,762	145,623
LivaNova PLC*	247	15,430
Masimo Corp.*	78	10,192
Medtronic PLC	927	83,198
Nakanishi, Inc. (Japan)	900	15,842
Neogen Corp.*	418	10,070
Nevro Corp.*	156	6,837
Nipro Corp. (Japan)	2,700	21,200
Novocure Ltd.*	167	11,607
Penumbra, Inc.*	87	10,833
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	2,415	26,304
QuidelOrtho Corp.*	165	16,035
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	10,995	45,939
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	12,400	14,437
Shockwave Medical, Inc.*	133	25,426
Smith & Nephew PLC (United Kingdom)	7,076	98,613
STAAR Surgical Co.*	177	12,555
STERIS PLC	194	39,993
Stryker Corp.	1,282	255,028

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Tactile Systems Technology, Inc.*	609	$4,446
Tandem Diabetes Care, Inc.*	222	13,140
Teleflex, Inc.	134	32,944

		2,758,862

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.*	405	27,390
Ambea AB (Sweden), 144A	1,111	5,089
Amedisys, Inc.*	120	12,614
Amplifon SpA (Italy)	1,921	58,972
Apollo Medical Holdings, Inc.*	266	10,265
Brookdale Senior Living, Inc.*	1,762	8,000
Centene Corp.*	4,906	415,097
Cigna Corp.	947	249,553
Clover Health Investments Corp.*	1,413	3,024
Community Health Systems, Inc.*	1,157	4,339
CVS Group PLC (United Kingdom)	720	14,569
dentalcorp Holdings Ltd. (Canada)*	1,407	13,018
Dr. Lal PathLabs Ltd. (India), 144A	206	5,650
Elevance Health, Inc.	1,427	688,642
Encompass Health Corp.	344	19,281
Fresenius SE & Co. KGaA (Germany)	1,697	51,502
Guardant Health, Inc.*	247	9,964
HCA Healthcare, Inc.	623	104,701
HealthEquity, Inc.*	203	12,462
Humana, Inc.	319	149,314
Integrated Diagnostics Holdings PLC (Egypt), 144A	10,644	8,028
Laboratory Corp. of America Holdings	257	60,231
Molina Healthcare, Inc.*	271	75,774
OPKO Health, Inc.*	2,961	7,491
Pennant Group, Inc. (The)*	656	8,403
Progyny, Inc.*	314	9,122
Rede D’Or Sao Luiz SA (Brazil), 144A	7,327	40,587
Regional Health Properties, Inc.*	1,583	3,704
Select Medical Holdings Corp.	935	22,085
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	19,400
U.S. Physical Therapy, Inc.	177	19,328
UnitedHealth Group, Inc.	3,004	1,542,945

		3,680,544

Health Care Technology — 0.1%
Inspire Medical Systems, Inc.*	83	15,162
Phreesia, Inc.*	441	11,029
Teladoc Health, Inc.*	411	13,649
Veeva Systems, Inc. (Class A Stock)*	788	156,056

		195,896

Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. (Class A Stock)*	567	50,508
Aramark	895	27,414
Bloomin’ Brands, Inc.	581	9,656
Booking Holdings, Inc.*	38	66,462
Chipotle Mexican Grill, Inc.*	134	175,173
Denny’s Corp.*	1,933	16,778
DraftKings, Inc. (Class A Stock)*	850	9,920

SEE NOTES TO FINANCIAL STATEMENTS.
A189

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Galaxy Entertainment Group Ltd. (Macau)	11,000	$65,841
Hilton Grand Vacations, Inc.*	579	20,688
Hilton Worldwide Holdings, Inc.	1,944	216,639
Huazhu Group Ltd. (China)	9,100	35,396
InterContinental Hotels Group PLC (United Kingdom)	1,386	73,577
Jack in the Box, Inc.	282	15,809
Kyoritsu Maintenance Co. Ltd. (Japan)	600	22,332
Las Vegas Sands Corp.*	1,616	54,281
Marriott International, Inc. (Class A Stock)	1,383	188,102
Marriott Vacations Worldwide Corp.	82	9,528
McDonald’s Corp.	1,668	411,796
Planet Fitness, Inc. (Class A Stock)*	842	57,264
Playtech PLC (United Kingdom)*	2,641	17,423
Songcheng Performance Development Co. Ltd. (China) (Class A Stock)	23,169	53,024
SSP Group PLC (United Kingdom)*	5,436	15,482
Starbucks Corp.	873	66,688
Trainline PLC (United Kingdom), 144A*	6,617	23,143
Travel + Leisure Co.	674	26,165
Trip.com Group Ltd. (China), ADR*	2,620	71,919
Vail Resorts, Inc.	52	11,339
Wingstop, Inc.	93	6,954
Wyndham Hotels & Resorts, Inc.	375	24,645
Yum China Holdings, Inc. (China) (NYSE)(a)	3,030	146,955
Yum China Holdings, Inc. (China) (XHKG)	150	7,426
Yum! Brands, Inc.	3,330	377,988

		2,376,315

Household Durables — 0.4%
Cairn Homes PLC (Ireland)	16,494	17,147
Century Communities, Inc.	388	17,448
Fujitsu General Ltd. (Japan)	4,000	79,086
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	18,200	91,684
Haier Smart Home Co. Ltd. (China) (Class H Stock)	7,600	28,126
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	4,160	35,207
Legacy Housing Corp.*	867	11,314
Lifetime Brands, Inc.	1,237	13,657
MDC Holdings, Inc.	779	25,170
Midea Group Co. Ltd. (China) (Class A Stock)	6,400	57,741
Persimmon PLC (United Kingdom)	536	12,142
Rinnai Corp. (Japan)	100	6,877
Skyline Champion Corp.*	440	20,865
Sony Group Corp. (Japan)	800	65,079
Taylor Wimpey PLC (United Kingdom)	23,209	33,016
Tempur Sealy International, Inc.	676	14,446

		529,005

Household Products — 0.4%
Colgate-Palmolive Co.	567	45,439
Essity AB (Sweden) (Class B Stock)	2,052	53,540

	Shares	Value

COMMON STOCKS (continued)
Household Products (cont’d.)
Kimberly-Clark Corp.	392	$52,979
Procter & Gamble Co. (The)	2,449	352,142
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	4,729	37,255

		541,355

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	1,400	23,134
NTPC Ltd. (India)	72,477	131,459
Vistra Corp.	1,133	25,889

		180,482

Industrial Conglomerates — 1.0%
CK Hutchison Holdings Ltd. (United Kingdom)	8,000	54,663
Fosun International Ltd. (China)	36,500	33,729
General Electric Co.	4,540	289,062
Hitachi Ltd. (Japan)	2,600	124,315
Honeywell International, Inc.	2,780	483,192
Siemens AG (Germany)	2,232	226,567
SM Investments Corp. (Philippines)	4,792	68,133
Smiths Group PLC (United Kingdom)	3,188	54,277

		1,333,938

Insurance — 3.3%
AIA Group Ltd. (Hong Kong)	27,800	301,866
American International Group, Inc.	4,698	240,209
Aon PLC (Class A Stock)	554	149,403
Arch Capital Group Ltd.*	917	41,714
Argo Group International Holdings Ltd.	600	22,116
AXA SA (France)	6,040	137,956
Axis Capital Holdings Ltd.	448	25,576
Chubb Ltd.	5,070	996,661
CNA Financial Corp.	311	13,964
CNO Financial Group, Inc.	1,541	27,877
Dai-ichi Life Holdings, Inc. (Japan)	1,100	20,108
Definity Financial Corp. (Canada)	2,123	54,873
Direct Line Insurance Group PLC (United Kingdom)	12,632	38,767
eHealth, Inc.*	484	4,516
Fidelity National Financial, Inc.	639	23,617
First American Financial Corp.	368	19,475
Hartford Financial Services Group, Inc. (The)	3,131	204,861
HDFC Life Insurance Co. Ltd. (India), 144A	3,685	25,696
Kemper Corp.	296	14,178
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Spain)	5,419	7,134
Manulife Financial Corp. (Canada)	4,839	83,908
Markel Corp.*	20	25,865
Marsh & McLennan Cos., Inc.	2,251	349,468
MetLife, Inc.	976	61,283
Old Republic International Corp.	1,794	40,114
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	8,500	57,673
Progressive Corp. (The)	3,181	369,855

SEE NOTES TO FINANCIAL STATEMENTS.
A190

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Prudential PLC (Hong Kong)	5,249	$65,046
RenaissanceRe Holdings Ltd. (Bermuda)	120	18,764
Sampo OYJ (Finland) (Class A Stock)	2,828	123,133
Selective Insurance Group, Inc.	379	32,950
Sompo Holdings, Inc. (Japan)	1,700	74,536
Steadfast Group Ltd. (Australia)	7,742	26,787
Sun Life Financial, Inc. (Canada)	2,632	120,599
Travelers Cos., Inc. (The)	2,147	363,122
White Mountains Insurance Group Ltd.	19	23,677
Zurich Insurance Group AG (Switzerland)	268	116,435

		4,323,782

Interactive Media & Services — 2.7%
Alphabet, Inc. (Class A Stock)*	70	152,548
Alphabet, Inc. (Class C Stock)*	809	1,769,647
Baidu, Inc. (China), ADR*	912	135,642
Baltic Classifieds Group PLC (United Kingdom)*	7,070	11,319
IAC/InterActiveCorp*	200	15,194
Info Edge India Ltd. (India)	161	7,691
JOYY, Inc. (China), ADR	832	24,844
Kanzhun Ltd. (China), ADR*	2,433	63,939
Meta Platforms, Inc. (Class A Stock)*	3,117	502,616
NAVER Corp. (South Korea)	830	153,010
Pinterest, Inc. (Class A Stock)*	2,257	40,987
Rightmove PLC (United Kingdom)	1,715	11,820
Scout24 SE (Germany), 144A	499	25,609
Snap, Inc. (Class A Stock)*	6,880	90,334
Tencent Holdings Ltd. (China)	9,500	426,273
Vimeo, Inc.*	626	3,769
Yandex NV (Russia) (Class A Stock)*^(a)	696	—
Z Holdings Corp. (Japan)	22,200	64,661
Ziff Davis, Inc.*	263	19,601
ZoomInfo Technologies, Inc.*	583	19,379

		3,538,883

Internet & Direct Marketing Retail — 1.8%
Alibaba Group Holding Ltd. (China)*	4,524	64,422
Alibaba Group Holding Ltd. (China), ADR*	2,388	271,468
Amazon.com, Inc.*	11,538	1,225,451
ASOS PLC (United Kingdom)*	3,101	31,936
Auction Technology Group PLC (United Kingdom)*	1,222	13,750
boohoo Group PLC (United Kingdom)*	30,216	20,190
Coupang, Inc. (South Korea)*	1,048	13,362
DoorDash, Inc. (Class A Stock)*	1,268	81,368
FSN E-Commerce Ventures Ltd. (India)*	473	8,456
JD Health International, Inc. (China), 144A*	6,450	50,639
JD.com, Inc. (China) (Class A Stock)	1,507	48,194
Just Eat Takeaway.com NV (United Kingdom), 144A*	374	5,880
Media Do Co. Ltd. (Japan)	400	4,906

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail (cont’d.)
Meituan (China) (Class B Stock), 144A*	3,700	$92,630
MercadoLibre, Inc. (Brazil)*	61	38,849
Ozon Holdings PLC (Russia), ADR*^(a)	751	—
Pinduoduo, Inc. (China), ADR*	422	26,080
Prosus NV (China)*	4,519	294,722
Qurate Retail, Inc. (Class A Stock)	3,732	10,711
Stitch Fix, Inc. (Class A Stock)*	849	4,194
Victorian Plumbing Group PLC (United Kingdom)*	3,695	2,520
Wayfair, Inc. (Class A Stock)*	171	7,449
Zalando SE (Germany), 144A*	532	13,944
Zomato Ltd. (India)*	3,705	2,539

		2,333,660

IT Services — 2.9%
Accenture PLC (Class A Stock)	1,565	434,522
Adesso SE (Germany)	35	5,360
Adyen NV (Netherlands), 144A*	52	75,665
Affirm Holdings, Inc.*	897	16,200
Amadeus IT Group SA (Spain)*	1,651	91,913
Automatic Data Processing, Inc.	536	112,581
Block, Inc.*	1,490	91,575
Broadridge Financial Solutions, Inc.	968	137,988
CANCOM SE (Germany)	331	11,112
CI&T, Inc. (Brazil) (Class A Stock)*	517	5,217
Cloudflare, Inc. (Class A Stock)*	370	16,187
CSG Systems International, Inc.	487	29,064
Edenred (France)	359	16,913
Euronet Worldwide, Inc.*	295	29,674
Fidelity National Information Services, Inc.	2,360	216,341
Fiserv, Inc.*	2,409	214,329
FleetCor Technologies, Inc.*	274	57,570
Fujitsu Ltd. (Japan)	900	112,192
GoDaddy, Inc. (Class A Stock)*	428	29,772
Indra Sistemas SA (Spain)*	2,945	28,133
Infosys Ltd. (India)	3,700	68,637
Keywords Studios PLC (Ireland)	1,316	35,124
Majorel Group Luxembourg SA (Luxembourg)	889	23,877
Mastercard, Inc. (Class A Stock)	1,186	374,159
MongoDB, Inc.*	506	131,307
Nagarro SE (Germany)*	100	11,370
NET One Systems Co. Ltd. (Japan)	800	17,718
Network International Holdings PLC (United Arab Emirates), 144A*	17,683	40,423
NTT Data Corp. (Japan)	3,400	47,044
Okta, Inc.*	334	30,194
PayPal Holdings, Inc.*	424	29,612
Shopify, Inc. (Canada) (Class A Stock)*(a)	2,600	81,224
Shopify, Inc. (Canada) (Class A Stock)*	600	18,748
Snowflake, Inc. (Class A Stock)*	684	95,117
SS&C Technologies Holdings, Inc.	468	27,177
Tata Consultancy Services Ltd. (India)	337	13,966
TELUS International CDA, Inc. (Philippines)*	1,723	43,236
Twilio, Inc. (Class A Stock)*	297	24,892

SEE NOTES TO FINANCIAL STATEMENTS.
A191

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
VeriSign, Inc.*	258	$43,171
Visa, Inc. (Class A Stock)(a)	4,700	925,383
WEX, Inc.*	163	25,356
Wix.com Ltd. (Israel)*	174	11,406

		3,851,449

Leisure Products — 0.1%
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	689	20,021
Brunswick Corp.	301	19,679
MIPS AB (Sweden)	155	6,764
Peloton Interactive, Inc. (Class A Stock)*	828	7,601
Polaris, Inc.(a)	177	17,573
Smith & Wesson Brands, Inc.	543	7,130
Spin Master Corp. (Canada), 144A*	877	28,622
Thule Group AB (Sweden), 144A	1,152	28,280
Tonies SE (Germany) (Class A Stock)*	564	2,596
YETI Holdings, Inc.*	206	8,914

		147,180

Life Sciences Tools & Services — 1.8%
10X Genomics, Inc. (Class A Stock)*	236	10,679
Adaptive Biotechnologies Corp.*	1,455	11,771
Agilent Technologies, Inc.	1,298	154,164
Avantor, Inc.*	1,008	31,349
Bruker Corp.	187	11,736
Danaher Corp.	3,436	871,095
Eurofins Scientific SE (Luxembourg)	541	42,628
Evotec SE (Germany)*	2,796	67,745
Lonza Group AG (Switzerland)	184	98,003
Olink Holding AB (Sweden), ADR*(a)	1,232	18,726
Oxford Nanopore Technologies PLC (United Kingdom)*	2,519	8,542
PerkinElmer, Inc.	955	135,820
PolyPeptide Group AG, 144A*	524	35,619
Repligen Corp.*	140	22,736
SKAN Group AG (Switzerland)	41	2,227
Syneos Health, Inc.*	306	21,934
Tecan Group AG (Switzerland)	19	5,511
Thermo Fisher Scientific, Inc.	1,385	752,443
West Pharmaceutical Services, Inc.	179	54,124
Wuxi Biologics Cayman, Inc. (China), 144A*	9,000	82,490

		2,439,342

Machinery — 1.5%
Aalberts NV (Netherlands)	338	13,197
AGCO Corp.	291	28,722
AgEagle Aerial Systems, Inc.*	7,018	4,534
Aida Engineering Ltd. (Japan)	1,200	8,026
Alamo Group, Inc.	85	9,897
Alfa Laval AB (Sweden)	660	15,942
Alstom SA (France)	2,168	49,289
Caterpillar, Inc.	608	108,686
Chart Industries, Inc.*	56	9,373
Cummins, Inc.	353	68,316
Daimler Truck Holding AG (Germany)*	3,226	84,282

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Deere & Co.	232	$69,477
Epiroc AB (Sweden) (Class A Stock)	3,436	53,160
Epiroc AB (Sweden) (Class B Stock)	1,432	19,368
Esab Corp.	288	12,600
ESCO Technologies, Inc.	135	9,230
Fluidra SA (Spain)	4,251	86,215
Fujitec Co. Ltd. (Japan)	800	17,676
GEA Group AG (Germany)	1,269	43,855
Graco, Inc.	188	11,169
GVS SpA (Italy), 144A	1,372	11,219
Hoshizaki Corp. (Japan)	1,000	29,747
Illinois Tool Works, Inc.	999	182,068
Impro Precision Industries Ltd., 144A	32,000	8,881
Knorr-Bremse AG (Germany)	748	42,651
Lincoln Electric Holdings, Inc.	328	40,462
Manitex International, Inc.*	1,552	10,072
METAWATER Co. Ltd. (Japan)	800	11,864
Metso Outotec OYJ (Finland)	11,544	86,548
Middleby Corp. (The)*	797	99,912
Mueller Water Products, Inc. (Class A Stock)	1,259	14,768
Norma Group SE (Germany)	467	10,442
NSK Ltd. (Japan)	7,300	39,208
Obara Group, Inc. (Japan)	700	14,895
Oshkosh Corp.	391	32,117
Otis Worldwide Corp.	960	67,843
RBC Bearings, Inc.*	185	34,216
Rotork PLC (United Kingdom)	3,821	11,209
Sandvik AB (Sweden)	4,488	72,876
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	9,879	97,317
Spirax-Sarco Engineering PLC (United Kingdom)	160	19,276
Takeuchi Manufacturing Co. Ltd. (Japan)	500	8,551
Takuma Co. Ltd. (Japan)	800	7,825
Timken Co. (The)	294	15,597
Toro Co. (The)	189	14,324
Trelleborg AB (Sweden) (Class B Stock)	620	12,519
Trinity Industries, Inc.	1,086	26,303
Weir Group PLC (The) (United Kingdom)	5,502	91,168
Yangzijiang Shipbuilding Holdings Ltd. (China)	68,400	45,842
Zhejiang Sanhua Intelligent Controls Co. Ltd. (China) (Class A Stock)	8,100	33,261
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	3,548	16,459

		1,932,454

Media — 0.3%
Ascential PLC (United Kingdom)*	14,908	47,143
Cable One, Inc.	18	23,208
Cardlytics, Inc.*	183	4,083
Comcast Corp. (Class A Stock)	3,006	117,955
Informa PLC (United Kingdom)*	6,715	43,313
Liberty Broadband Corp. (Class A Stock)*	126	14,307

SEE NOTES TO FINANCIAL STATEMENTS.
A192

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
Liberty Broadband Corp. (Class C Stock)*	320	$37,005
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	594	21,408
oOh!media Ltd. (Australia)	9,858	8,227
Sirius XM Holdings, Inc.(a)	2,570	15,754
WPP PLC (United Kingdom)	7,275	73,333
YouGov PLC (United Kingdom)	2,777	29,100

		434,836

Metals & Mining — 1.9%
Alrosa PJSC (Russia)^	42,730	—
Anglo American PLC (South Africa)	1,589	56,833
BHP Group Ltd. (Australia) (XASX)	15,388	436,730
BHP Group Ltd. (Australia) (XLON)	6,809	190,431
Boliden AB (Sweden)	4,041	128,375
Central Asia Metals PLC (United Kingdom)	8,472	22,781
Cleveland-Cliffs, Inc.*	1,346	20,688
Coeur Mining, Inc.*	2,878	8,749
ERO Copper Corp. (Brazil)*	854	7,212
Franco-Nevada Corp. (Canada)	544	71,559
Gold Resource Corp.	6,108	9,956
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	19,771	82,399
Hecla Mining Co.	3,346	13,116
Hitachi Metals Ltd. (Japan)*	3,400	51,383
IGO Ltd. (Australia)	5,949	40,699
Impala Platinum Holdings Ltd. (South Africa)	520	5,823
K92 Mining, Inc. (Canada)*	16,233	97,988
Kaiser Aluminum Corp.	167	13,208
Karora Resources, Inc. (Canada)*	13,704	35,346
Mitsui Mining & Smelting Co. Ltd. (Japan)	800	18,630
MMC Norilsk Nickel PJSC (Russia)^	165	—
Nippon Steel Corp. (Japan)	5,500	77,520
Norsk Hydro ASA (Norway)	2,879	16,180
Northern Star Resources Ltd. (Australia)	14,118	65,539
Nucor Corp.	767	80,083
OZ Minerals Ltd. (Australia)	4,037	49,089
Perseus Mining Ltd. (Australia)	52,451	57,103
Polyus PJSC (Russia)^	157	—
Reliance Steel & Aluminum Co.	974	165,444
Rhyolite Resources Ltd. (Canada)*	11,936	3,060
Rio Tinto Ltd. (Australia)	880	62,446
Rio Tinto PLC (Australia)	1,637	98,024
Royal Gold, Inc.	157	16,765
Sibanye Stillwater Ltd. (South Africa)	7,496	18,754
South32 Ltd. (Australia)	41,268	112,038
Southern Copper Corp. (Peru)	1,298	64,653
Steel Dynamics, Inc.	1,613	106,700
Tietto Minerals Ltd. (Australia)*	78,222	16,881
United States Steel Corp.	802	14,364
Vale SA (Brazil)	3,053	44,697
Victoria Gold Corp. (Canada)*	4,871	37,804
Wesdome Gold Mines Ltd. (Canada)*	14,054	121,739

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Wheaton Precious Metals Corp. (Brazil)	789	$28,429

		2,569,218

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	1,766	19,550
Annaly Capital Management, Inc.	3,938	23,273
Apollo Commercial Real Estate Finance, Inc.	1,703	17,779
Cherry Hill Mortgage Investment Corp.	2,114	13,530
Ellington Residential Mortgage REIT	2,290	17,106
Two Harbors Investment Corp.	3,703	18,441

		109,679

Multiline Retail — 0.6%
Dollar General Corp.	2,703	663,424
Kohl’s Corp.	382	13,634
Magazine Luiza SA (Brazil)	27,090	12,216
Next PLC (United Kingdom)	718	51,246
Pan Pacific International Holdings Corp. (Japan)	2,300	36,672
Ryohin Keikaku Co. Ltd. (Japan)	900	9,135
V-Mart Retail Ltd. (India)*	213	6,723

		793,050

Multi-Utilities — 1.4%
Ameren Corp.	2,572	232,406
CMS Energy Corp.	2,732	184,410
Dominion Energy, Inc.	5,940	474,071
DTE Energy Co.	733	92,908
Engie SA (France)	7,604	87,588
NiSource, Inc.	4,934	145,504
Sempra Energy	2,878	432,477
WEC Energy Group, Inc.	1,435	144,418

		1,793,782

Oil, Gas & Consumable Fuels — 2.5%
Aker BP ASA (Norway)	636	21,953
Aker BP ASA (Norway), SDR*	776	26,949
Arch Resources, Inc.	146	20,891
Canadian Natural Resources Ltd. (Canada)	495	26,600
Cheniere Energy, Inc.	530	70,506
Chevron Corp.	706	102,215
ConocoPhillips	1,638	147,109
Devon Energy Corp.	1,305	71,918
Enbridge, Inc. (Canada)	292	12,340
EOG Resources, Inc.	2,623	289,684
EQT Corp.	881	30,306
Equinor ASA (Norway)	2,754	96,105
Equitrans Midstream Corp.	6,258	39,801
Exxon Mobil Corp.	1,118	95,745
Galp Energia SGPS SA (Portugal)	19,838	231,860
Gazprom PJSC (Russia), ADR^	5,749	1
Gevo, Inc.*	3,961	9,308
Hess Corp.	521	55,195
Magnolia Oil & Gas Corp. (Class A Stock)	2,712	56,925

SEE NOTES TO FINANCIAL STATEMENTS.
A193

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Murphy Oil Corp.	910	$27,473
NAC Kazatomprom JSC (Kazakhstan), GDR	1,195	31,193
Ovintiv, Inc.	805	35,573
PDC Energy, Inc.	556	34,255
Petronet LNG Ltd. (India)	7,232	19,919
Pioneer Natural Resources Co.	353	78,747
Reliance Industries Ltd. (India)*	2,101	69,201
Shell PLC (Netherlands)	6,732	173,796
SM Energy Co.	632	21,608
Targa Resources Corp.	765	45,647
TC Energy Corp. (Canada) (NYSE)	1,311	67,923
TC Energy Corp. (Canada) (TSX)	1,208	62,577
TotalEnergies SE (France)	19,380	1,020,300
TotalEnergies SE (France), ADR	1,431	75,328
Valero Energy Corp.	347	36,879
Williams Cos., Inc. (The)	1,122	35,018
Woodside Energy Group Ltd. (Australia) (XASX)	406	8,912
Woodside Energy Group Ltd. (Australia) (XLON)*	691	14,780
World Fuel Services Corp.	650	13,299

		3,277,839

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	336	17,610
Mercer International, Inc. (Germany)	1,525	20,054
Mondi PLC (Austria)	2,574	45,562
Suzano SA (Brazil)	6,791	64,634
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,305	19,518
UPM-Kymmene OYJ (Finland)	934	28,392
West Fraser Timber Co. Ltd. (Canada)	125	9,592

		205,362

Personal Products — 0.4%
Beiersdorf AG (Germany)	608	62,177
BellRing Brands, Inc.*	787	19,588
Hindustan Unilever Ltd. (India)	621	17,566
LG H&H Co. Ltd. (South Korea)	68	35,648
Medifast, Inc.	108	19,495
Olaplex Holdings, Inc.*	1,662	23,418
Unilever PLC (United Kingdom) (TSX)	5,229	237,858
Unilever PLC (United Kingdom) (XAMS)	3,042	138,792
USANA Health Sciences, Inc.*	180	13,025

		567,567

Pharmaceuticals — 3.8%
Aerie Pharmaceuticals, Inc.*	1,013	7,598
Arvinas, Inc.*	168	7,071
Astellas Pharma, Inc. (Japan)	6,700	104,341
AstraZeneca PLC (United Kingdom), ADR	19,651	1,298,342
Bayer AG (Germany)	2,915	173,326
Bristol-Myers Squibb Co.	2,472	190,344
Chugai Pharmaceutical Co. Ltd. (Japan)	2,200	56,224

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Corcept Therapeutics, Inc.*	563	$13,388
Daiichi Sankyo Co. Ltd. (Japan)	3,400	86,083
Dechra Pharmaceuticals PLC (United Kingdom)	284	11,944
Durect Corp.*	17,581	8,404
Elanco Animal Health, Inc.*	1,134	22,260
Eli Lilly & Co.	1,552	503,205
GSK PLC, ADR	3,530	153,661
Johnson & Johnson	4,373	776,251
Laboratorios Farmaceuticos Rovi SA (Spain)	639	39,112
Lipocine, Inc.*	10,062	8,060
Novartis AG (Switzerland)	1,648	139,278
Otsuka Holdings Co. Ltd. (Japan)	6,100	216,383
Reata Pharmaceuticals, Inc. (Class A Stock)*	199	6,048
Roche Holding AG	824	274,984
Royalty Pharma PLC (Class A Stock)	587	24,677
Sanofi (France)	2,961	297,612
Sanofi (France), ADR	3,507	175,455
Supernus Pharmaceuticals, Inc.*	769	22,239
Takeda Pharmaceutical Co. Ltd. (Japan)	1,900	53,448
Torrent Pharmaceuticals Ltd. (India)	653	23,678
Zoetis, Inc.	1,751	300,979

		4,994,395

Professional Services — 0.5%
ALS Ltd. (Australia)	9,563	70,252
Boa Vista Servicos SA (Brazil)	3,267	3,340
Booz Allen Hamilton Holding Corp.	354	31,987
CoStar Group, Inc.*	650	39,266
DKSH Holding AG (Switzerland)	326	26,883
Equifax, Inc.	331	60,500
FTI Consulting, Inc.*	178	32,191
HeadHunter Group PLC (Russia), ADR^	508	—
Huron Consulting Group, Inc.*	384	24,956
Insperity, Inc.	192	19,167
Intertrust NV (Netherlands), 144A*	44	883
Korn Ferry	427	24,775
ManpowerGroup, Inc.	236	18,033
ManTech International Corp. (Class A Stock)	311	29,685
Outsourcing, Inc. (Japan)	4,300	32,855
Persol Holdings Co. Ltd. (Japan)	6,500	117,808
Pony Testing International Group Co. Ltd. (China) (Class A Stock)	2,700	17,221
TeamLease Services Ltd. (India)*	301	12,372
TransUnion	621	49,674
Upwork, Inc.*	520	10,754

		622,602

Real Estate Management & Development — 0.6%
Aedas Homes SA (Spain), 144A	713	15,985
Altus Group Ltd. (Canada)	467	16,177
Anywhere Real Estate, Inc.*	880	8,650
China Overseas Land & Investment Ltd. (China)	24,000	76,052

SEE NOTES TO FINANCIAL STATEMENTS.
A194

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
China Resources Mixc Lifestyle Services Ltd. (China), 144A	16,000	$79,368
Country Garden Services Holdings Co. Ltd. (China)	9,000	40,325
eXp World Holdings, Inc.	449	5,285
Fabege AB (Sweden)	2,356	22,276
Hongkong Land Holdings Ltd. (Hong Kong)	14,900	74,864
Howard Hughes Corp. (The)*	239	16,264
Jones Lang LaSalle, Inc.*	154	26,928
Katitas Co. Ltd. (Japan)	500	10,777
Kojamo OYJ (Finland)	2,933	50,582
Mitsubishi Estate Co. Ltd. (Japan)	3,700	54,323
Mitsui Fudosan Co. Ltd. (Japan)	5,900	126,722
Opendoor Technologies, Inc.*(a)	3,916	18,444
Redfin Corp.*	617	5,084
Shurgard Self Storage SA (Belgium)	262	12,200
Sun Hung Kai Properties Ltd. (Hong Kong)	2,500	29,533
Tokyo Tatemono Co. Ltd. (Japan)	3,200	44,047
Vonovia SE (Germany)	1,099	33,904
Zillow Group, Inc. (Class A Stock)*	194	6,171
Zillow Group, Inc. (Class C Stock)*	326	10,351

		784,312

Road & Rail — 0.9%
Avis Budget Group, Inc.*	131	19,267
Canadian Pacific Railway Ltd. (Canada)(a)	2,271	158,607
CSX Corp.	10,891	316,492
J.B. Hunt Transport Services, Inc.	506	79,680
Landstar System, Inc.	102	14,833
Localiza Rent a Car SA (Brazil)	4,000	40,035
Lyft, Inc. (Class A Stock)*	605	8,034
National Express Group PLC (United Kingdom)*	6,281	14,864
Norfolk Southern Corp.	403	91,598
Old Dominion Freight Line, Inc.	311	79,703
PAM Transportation Services, Inc.*	498	13,640
Ryder System, Inc.	224	15,917
Saia, Inc.*	131	24,628
Uber Technologies, Inc.*	2,627	53,748
Union Pacific Corp.	1,295	276,198
XPO Logistics, Inc.*	305	14,689

		1,221,933

Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.*	2,649	202,569
AIXTRON SE (Germany)	1,004	25,331
ams-OSRAM AG (Austria)*	1,385	12,438
Analog Devices, Inc.	1,061	155,001
Applied Materials, Inc.	1,054	95,893
ASML Holding NV (Netherlands) (XAMS)	625	297,466
ASML Holding NV (Netherlands) (XNGS)	209	99,459
BOE Varitronix Ltd. (China)	3,000	6,047
Cirrus Logic, Inc.*	315	22,850
CMC Materials, Inc.	134	23,382

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Disco Corp. (Japan)	300	$71,026
Entegris, Inc.	441	40,629
Infineon Technologies AG (Germany)	1,646	39,987
IQE PLC (United Kingdom)*	35,339	14,857
KLA Corp.	627	200,063
Lam Research Corp.	240	102,276
Lattice Semiconductor Corp.*	361	17,508
Marvell Technology, Inc.	2,666	116,051
MediaTek, Inc. (Taiwan)	1,000	21,888
Microchip Technology, Inc.	1,250	72,600
MKS Instruments, Inc.	171	17,550
Monolithic Power Systems, Inc.	136	52,229
NVIDIA Corp.	2,163	327,889
NXP Semiconductors NV (China)	422	62,469
QUALCOMM, Inc.	1,020	130,295
QuickLogic Corp.*	1,657	14,051
Silicon Laboratories, Inc.*	213	29,867
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	47,000	751,880
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	515	42,101
Texas Instruments, Inc.	2,247	345,252
Tokyo Electron Ltd. (Japan)	200	65,782
Ultra Clean Holdings, Inc.*	614	18,279
Universal Display Corp.	126	12,744
Vanguard International Semiconductor Corp. (Taiwan)	6,000	15,472
Wolfspeed, Inc.*(a)	389	24,682

		3,547,863

Software — 4.9%
AppLovin Corp. (Class A Stock)*	100	3,444
Asana, Inc. (Class A Stock)*	367	6,452
Aspen Technology, Inc.*	80	14,694
Atlassian Corp. PLC (Class A Stock)*	500	93,700
AudioEye, Inc.*	1,076	6,467
Avalara, Inc.*	172	12,143
Bill.com Holdings, Inc.*	784	86,193
Black Knight, Inc.*	377	24,652
Bytes Technology Group PLC (United Kingdom)	2,818	14,289
CCC Intelligent Solutions Holdings, Inc.*	988	9,090
CDK Global, Inc.	558	30,562
Cerence, Inc.*	215	5,424
Ceridian HCM Holding, Inc.*	349	16,431
Confluent, Inc. (Class A Stock)*	523	12,154
Consensus Cloud Solutions, Inc.*	252	11,007
Constellation Software, Inc. (Canada)	46	68,288
Coupa Software, Inc.*	178	10,164
Crowdstrike Holdings, Inc. (Class A Stock)*	465	78,380
Datadog, Inc. (Class A Stock)*	786	74,859
Descartes Systems Group, Inc. (The) (Canada) (TSX)*	479	29,766
Descartes Systems Group, Inc. (The) (Canada) (XNGS)*	268	16,632
Digital Turbine, Inc.*	329	5,748
DocuSign, Inc.*	352	20,198

SEE NOTES TO FINANCIAL STATEMENTS.
A195

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Dropbox, Inc. (Class A Stock)*	1,174	$24,642
Dynatrace, Inc.*	332	13,094
Envestnet, Inc.*	342	18,047
Esker SA (France)	75	9,988
Everbridge, Inc.*	307	8,562
Fair Isaac Corp.*	54	21,649
FD Technologies PLC (United Kingdom)*	735	17,582
Five9, Inc.*(a)	240	21,874
Fortinet, Inc.*	1,680	95,054
Fukui Computer Holdings, Inc. (Japan)	400	10,057
Glodon Co. Ltd. (China) (Class A Stock)	2,400	19,508
Guidewire Software, Inc.*	314	22,291
HashiCorp, Inc. (Class A Stock)*	133	3,916
HubSpot, Inc.*	107	32,170
Hundsun Technologies, Inc. (China) (Class A Stock)	7,296	47,497
Intuit, Inc.	664	255,932
Kingdee International Software Group Co. Ltd. (China)*	21,000	49,227
LiveRamp Holdings, Inc.*	383	9,885
Manhattan Associates, Inc.*	224	25,670
Microsoft Corp.	12,680	3,256,604
MicroStrategy, Inc. (Class A Stock)*	29	4,765
NCR Corp.*	890	27,688
New Relic, Inc.*	408	20,420
Nutanix, Inc. (Class A Stock)*	575	8,412
Palantir Technologies, Inc. (Class A Stock)*	2,536	23,001
Palo Alto Networks, Inc.*	210	103,727
Paycom Software, Inc.*	39	10,925
Paylocity Holding Corp.*	110	19,186
QT Group OYJ (Finland)*	139	10,240
RingCentral, Inc. (Class A Stock)*	197	10,295
Roper Technologies, Inc.	840	331,506
Salesforce, Inc.*	2,106	347,574
Sangfor Technologies, Inc. (China) (Class A Stock)	700	10,849
ServiceNow, Inc.*	694	330,011
Smartsheet, Inc. (Class A Stock)*	337	10,592
Splunk, Inc.*	335	29,634
Synopsys, Inc.*	700	212,590
TeamViewer AG (Germany), 144A*	1,957	19,409
Trade Desk, Inc. (The) (Class A Stock)*	920	38,539
UiPath, Inc. (Class A Stock)*	1,384	25,175
Unity Software, Inc.*	290	10,678
Veritone, Inc.*	654	4,271
VMware, Inc. (Class A Stock)	260	29,635
Workday, Inc. (Class A Stock)*	400	55,832
Workiva, Inc.*	647	42,696
Xero Ltd. (New Zealand)*	237	12,537
Zendesk, Inc.*	295	21,851
Zoom Video Communications, Inc. (Class A Stock)*	806	87,024
Zscaler, Inc.*	150	22,426

		6,495,474

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail — 0.9%
American Eagle Outfitters, Inc.	1,210	$13,528
Aritzia, Inc. (Canada)*	631	17,084
Auto1 Group SE (Germany), 144A*	391	2,867
Best Buy Co., Inc.	337	21,969
Burlington Stores, Inc.*	289	39,370
Carvana Co.*(a)	1,745	39,402
Dick’s Sporting Goods, Inc.	283	21,330
Express, Inc.*	2,745	5,380
Five Below, Inc.*	204	23,140
Floor & Decor Holdings, Inc. (Class A Stock)*	655	41,239
GameStop Corp. (Class A Stock)*	77	9,417
Grupo SBF SA (Brazil)	4,100	14,689
Hikari Tsushin, Inc. (Japan)	500	51,139
Home Depot, Inc. (The)	928	254,523
MYT Netherlands Parent BV (Germany), ADR*	549	5,424
National Vision Holdings, Inc.*	500	13,750
Nextage Co. Ltd. (Japan)	2,200	37,988
O’Reilly Automotive, Inc.*	30	18,953
Pop Mart International Group Ltd. (China), 144A.	1,800	8,694
RH*	72	15,283
Ross Stores, Inc.	3,734	262,239
TJX Cos., Inc. (The)	1,718	95,950
Tractor Supply Co.	317	61,450
Valora Holding AG (Switzerland)	107	18,507
Watches of Switzerland Group PLC
(United Kingdom), 144A*	2,358	22,247
Yellow Hat Ltd. (Japan)	1,400	17,748
Zhongsheng Group Holdings Ltd. (China)	12,000	84,710
Zumiez, Inc.*	500	13,000

		1,231,020

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	13,760	1,881,267
Dell Technologies, Inc. (Class C Stock)	455	21,026
Pure Storage, Inc. (Class A Stock)*	914	23,499
Samsung Electronics Co. Ltd. (South Korea)	8,785	386,129

		2,311,921

Textiles, Apparel & Luxury Goods — 0.7%
Asics Corp. (Japan)	2,000	36,071
Burberry Group PLC (United Kingdom)	5,475	109,452
Capri Holdings Ltd.*	360	14,763
Carter’s, Inc.	154	10,854
Crocs, Inc.*	113	5,500
Deckers Outdoor Corp.*	53	13,533
Dr. Martens PLC (United Kingdom)	4,650	13,554
Ermenegildo Zegna Holditalia SpA (Italy)*	4,258	44,922
EssilorLuxottica SA (France)	1,119	168,170
Forward Industries, Inc.*	6,268	9,277
Kering SA (France)	197	101,372
Li Ning Co. Ltd. (China)	3,000	27,808
Lululemon Athletica, Inc.*	728	198,460

SEE NOTES TO FINANCIAL STATEMENTS.
A196

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	65	$39,634
NIKE, Inc. (Class B Stock)	1,460	149,212
Shenzhou International Group Holdings Ltd. (China)	1,300	15,717
Skechers USA, Inc. (Class A Stock)*	608	21,633
Wolverine World Wide, Inc.	699	14,092

		994,024

Thrifts & Mortgage Finance — 0.3%
Aruhi Corp. (Japan)	1,000	7,456
Home Federal Bancorp, Inc.	1,099	23,046
Housing Development Finance Corp. Ltd. (India)	9,133	251,995
MGIC Investment Corp.	1,606	20,236
New York Community Bancorp, Inc.	1,490	13,604
Waterstone Financial, Inc.	1,245	21,227
WSFS Financial Corp.	475	19,043

		356,607

Tobacco — 0.6%
British American Tobacco PLC (United Kingdom)	1,575	67,406
Imperial Brands PLC (United Kingdom)	3,947	88,275
Philip Morris International, Inc.	6,098	602,117

		757,798

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	1,260	51,585
Air Lease Corp.	484	16,180
Ashtead Group PLC (United Kingdom)	889	37,154
Beacon Roofing Supply, Inc.*	453	23,266
Beijer Ref AB (Sweden)	694	9,490
Bossard Holding AG (Switzerland) (Class A Stock)	30	5,805
Diploma PLC (United Kingdom)	192	5,225
Hanwa Co. Ltd. (Japan)	1,000	20,949
Herc Holdings, Inc.	246	22,177
IMCD NV (Netherlands)	200	27,481
SiteOne Landscape Supply, Inc.*	221	26,270
Sumitomo Corp. (Japan)	4,000	54,805
Toromont Industries Ltd. (Canada)	732	59,188
Watsco, Inc.	101	24,121

		383,696

Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)*	4,400	8,852
Grupo Aeroportuario del Sureste SABde CV (Mexico), ADR	151	29,655

		38,507

Water Utilities — 0.0%
American States Water Co.	260	21,193
California Water Service Group	403	22,387
York Water Co. (The)	522	21,104

		64,684

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA (Colombia), SDR*	2,248	$32,094
T-Mobile US, Inc.*	1,167	157,008
Vodafone Group PLC (United Kingdom)	50,987	78,884

		267,986

TOTAL COMMON STOCKS (cost $102,510,137)		97,464,911

MASTER LIMITED PARTNERSHIP — 0.0%
Hotels, Restaurants & Leisure
Cedar Fair LP*	408	17,915

(cost $19,365)

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	434	58,093

Banks — 0.0%
Itau Unibanco Holding SA (Brazil) (PRFC)	8,201	35,572

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	735	36,493
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	649	34,384

		70,877

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	109	38,170

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24	302	26,071

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	24,289	11,463

TOTAL PREFERRED STOCKS (cost $249,619)		240,246

UNAFFILIATED FUNDS** — 9.3%
T. Rowe Price Emerging Markets Bond Fund, (Investor Class)	475,965	3,950,507
T. Rowe Price Institutional Floating Rate Fund, (Institutional Shares)	552,410	5,015,882
T. Rowe Price Institutional High Yield Fund, (Institutional Shares)	457,387	3,361,798

TOTAL UNAFFILIATED FUNDS (cost $14,436,834)		12,328,187

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.2%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class C
1.590%	10/20/25	25	24,174

SEE NOTES TO FINANCIAL STATEMENTS.
A197

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Series 2020-03, Class C
1.060%	08/18/26	15	$14,263
Series 2021-02, Class D
1.290%	06/18/27	10	9,192
CarMax Auto Owner Trust,
Series 2020-01, Class B
2.210%	09/15/25	15	14,615
Series 2021-01, Class D
1.280%	07/15/27	10	9,122
Series 2022-02, Class C
4.260%	12/15/27	25	24,628
Carvana Auto Receivables Trust,
Series 2021-P04, Class C
2.330%	02/10/28	25	21,498
Drive Auto Receivables Trust,
Series 2020-01, Class C
2.360%	03/16/26	6	5,622
Exeter Automobile Receivables Trust,
Series 2021-01A, Class C
0.740%	01/15/26	15	14,610
Series 2021-02A, Class C
0.980%	06/15/26	10	9,618
Series 2021-04A, Class C
1.460%	10/15/27	20	18,877
Series 2022-02A, Class C
3.850%	07/17/28	15	14,584
Ford Credit Auto Lease Trust,
Series 2022-A, Class C
4.180%	10/15/25	25	24,685
GM Financial Automobile Leasing Trust,
Series 2022-02, Class C
4.330%	05/20/26	25	24,763
Santander Drive Auto Receivables Trust,
Series 2022-03, Class C
4.490%	08/15/29	25	24,564

			254,815

Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	10	10,005

Equipment — 0.0%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27	20	19,492

Other — 0.0%
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	25	21,258

TOTAL ASSET-BACKED SECURITIES (cost $319,630)			305,570

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BANK,
Series 2017-BNK08, Class B
4.060%(cc)	11/15/50	15	14,210

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
3.484%(c)	11/15/34	10	$9,484
Series 2020-BID, Class A, 144A, 1 Month LIBOR + 2.140% (Cap N/A, Floor 2.140%)
3.464%(c)	10/15/37	20	19,733
BX Trust,
Series 2022-IND, Class C, 144A, 1 Month Term SOFR + 2.290% (Cap N/A, Floor 2.290%)
3.624%(c)	04/15/37	25	23,961
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10	9,614
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	9,904
Commercial Mortgage Trust,
Series 2014-CR18, Class A5
3.828%	07/15/47	25	24,809
Series 2014-UBS02, Class A5
3.961%	03/10/47	25	24,856
Series 2015-CR23, Class A3
3.230%	05/10/48	25	24,297
Series 2015-CR23, Class AM
3.801%	05/10/48	25	24,420
Series 2015-CR24, Class A5
3.696%	08/10/48	10	9,839
Series 2015-CR27, Class A3
3.349%	10/10/48	24	23,409
Series 2015-LC21, Class A4
3.708%	07/10/48	10	9,826
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	7	7,130
Great Wolf Trust,
Series 2019-WOLF, Class A, 144A, 1 Month LIBOR + 1.034% (Cap N/A, Floor 1.034%)
2.358%(c)	12/15/36	10	9,723
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
2.957%(c)	12/15/36	10	9,607
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	9,863
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,812
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5
3.822%	07/15/48	10	9,873
MHC Trust,
Series 2021-MHC02, Class D, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.824%(c)	05/15/23	15	14,096
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	9,716

SEE NOTES TO FINANCIAL STATEMENTS.
A198

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	$9,802
Series 2015-C27, Class AS
4.068%	12/15/47	15	14,717
Morgan Stanley Capital I Trust,
Series 2018-H04, Class A4
4.310%	12/15/51	10	9,877
Series 2019-MEAD, Class D, 144A
3.283%(cc)	11/10/36	10	8,915
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month LIBOR + 1.995% (Cap N/A, Floor 1.995%)
3.320%(c)	11/15/38	20	18,733
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.824%(c)	05/15/38	10	9,448
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	9,833
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	9,870

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $417,348)			399,377

CORPORATE BONDS — 2.3%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	10	9,726
3.650%	11/01/24	5	4,955

			14,681

Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	9,810

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	3	2,598

American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	22	19,702

United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	25	21,173

			43,473

Auto Manufacturers — 0.0%
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,933

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24	20	$18,811

			23,744

Banks — 0.4%
Bank of America Corp.,
Sr. Unsec’d. Notes
0.976%(ff)	04/22/25	25	23,518
2.592%(ff)	04/29/31	50	42,407
Sr. Unsec’d. Notes, MTN
4.244%(ff)	04/24/38	20	18,407
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	03/08/27	35	32,463
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	35	33,602
Sub. Notes
4.450%	09/29/27	10	9,832
4.600%	03/09/26	10	10,021
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	15	14,782
Sub. Notes
4.300%	01/16/24	10	10,058
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	35	28,853
3.500%	01/23/25	15	14,827
3.850%	01/26/27	10	9,674
Sub. Notes
5.150%	05/22/45	5	4,758
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.882%(ff)	07/24/38	20	17,639
Sub. Notes
2.956%(ff)	05/13/31	15	12,981
3.375%	05/01/23	50	49,968
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	22,481
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	24,928
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	15	15,000
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	25	23,448
3.971%(ff)	07/22/38	15	13,414
4.300%	01/27/45	5	4,497
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	32,321

SEE NOTES TO FINANCIAL STATEMENTS.
A199

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	$8,302
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	50	46,873

			525,054

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	10	9,432
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	23,427

			32,859

Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	32,799
3.625%	09/15/22	5	5,015
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,000

			42,814

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	1,995

Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	4,708
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	4,874

			9,582

Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44	5	4,661
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	20	14,536
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	30	29,279
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	10	8,967
3.500%	03/16/23	5	4,986

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	$4,943

			67,372

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	12,754
3.200%	05/13/25	25	24,997

			37,751

Diversified Financial Services — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
2.200%	01/15/27	15	13,078
3.625%	04/01/27	5	4,625
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	5	4,819
5.250%	05/15/24	20	19,752
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	25,017
3.650%	05/11/27	20	19,062
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,926
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	14,990
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	5	4,801

			111,070

Electric — 0.1%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	8,719
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	12,607
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,713
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	9,990
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	24,262
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	11,222
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	9,840

SEE NOTES TO FINANCIAL STATEMENTS.
A200

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	15	$14,942
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	9,096
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	20,820
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	8,399
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25	20	19,543
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	10	9,651

			163,804

Electronics — 0.0%
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.550%	10/30/24	15	15,200

Entertainment — 0.0%
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	35	29,765

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	14,531
3.375%	11/15/27	5	4,776
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	17,815

			37,122

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	9,574
3.950%	03/30/48	15	12,427

			22,001

Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	17,425
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.915%	02/01/27	25	22,389

			39,814

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	$5,240
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,140
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	23,289
CommonSpirit Health,
Sec’d. Notes
2.950%	11/01/22	10	10,004
Sr. Sec’d. Notes
2.760%	10/01/24	15	14,599
2.782%	10/01/30	5	4,270
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	15	14,273
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	18,473
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	18,263
Gtd. Notes, 144A
4.375%	03/15/42	10	7,936
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	14,199
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	13,534
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	16,351
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,620
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	8,572
3.750%	07/15/25	5	5,005

			182,768

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	27,527
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	15	14,971
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	4,946
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	50	42,791

SEE NOTES TO FINANCIAL STATEMENTS.
A201

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	$14,997
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
4.400%	04/05/52	35	29,205
Jackson Financial, Inc.,
Sr. Unsec’d. Notes, 144A
1.125%	11/22/23	20	19,231
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	8,442
3.300%	03/14/23	5	4,999
3.500%	06/03/24	10	9,973
4.350%	01/30/47	5	4,492
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	5	4,899
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	16,493
3.400%	05/15/25	10	9,780
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	17,740

			230,486

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	4,956
3.875%	08/22/37	10	9,449
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,009

			19,414

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	8,668
3.950%	05/01/28	15	14,544

			23,212

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	03/07/25	25	24,148

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	10,026
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	50	50,255

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	$4,854
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	48,286

			113,421

Oil & Gas — 0.1%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	24,537
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	17,558
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	9,217
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	9,903
TotalEnergies Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	29,153
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	9,328
4.500%	03/04/29	20	19,256

			118,952

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	4,958

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	9,478
3.600%	05/14/25	10	9,870
4.500%	05/14/35	10	9,701
4.700%	05/14/45	15	14,128
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42	25	23,061
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	17,582
3.700%	06/06/27	17	16,456
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.900%	07/26/24	13	12,885
3.550%	08/15/22	10	10,014
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	14,430
3.750%	09/15/25	5	4,943

SEE NOTES TO FINANCIAL STATEMENTS.
A202

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	9	$9,010
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	45,665
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	35	29,278

			226,501

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,038
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	8,811
3.701%	01/15/39	5	4,225
Energy Transfer LP,
Sr. Unsec’d. Notes
5.250%	04/15/29	10	9,910
6.500%	02/01/42	25	25,065
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,031
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,896
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	9,617
4.500%	05/15/30	5	4,803
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,295

			91,691

Real Estate Investment Trusts (REITs) — 0.2%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27	35	34,416
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	26,248
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,923
3.900%	03/15/27	5	4,788
4.050%	07/01/30	5	4,506
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.900%	03/15/27	10	9,253
3.700%	06/15/26	10	9,659
4.750%	05/15/47	5	4,509

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	15	$12,411
3.000%	01/15/30	5	4,425
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	9,356
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.125%	12/01/28	5	4,319
2.875%	01/15/31	5	4,307
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	4,875
4.250%	08/15/29	5	4,709
4.375%	10/01/25	5	4,927
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	15	13,711
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	4,582
Public Storage,
Sr. Unsec’d. Notes
1.950%	11/09/28	10	8,647
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25	20	20,274
Simon Property Group LP,
Sr. Unsec’d. Notes
2.650%	02/01/32	30	24,792
3.375%	10/01/24	5	4,946
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	18,650

			243,233

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	4,817
3.750%	06/01/27	15	14,554
Carvana Co.,
Gtd. Notes, 144A
10.250%	05/01/30(a)	34	27,860
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27(a)	50	47,342
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	19,329
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	4,689

SEE NOTES TO FINANCIAL STATEMENTS.
A203

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	$4,031

			122,622

Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.650%	02/15/32	25	20,546
3.150%	05/01/27	5	4,651
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	21,930
3.250%	05/20/27	12	11,740
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	12,825

			71,692

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	9,499
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	60	47,370
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	25	24,617
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	4,405
3.800%	12/15/26	15	14,675

			100,566

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	50	40,816
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/42	60	53,403
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	45	42,534
2.650%	11/20/40	20	14,667

			151,420

Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	15	14,593

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	10	9,107

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	10	$9,054
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	5	4,470
3.500%	05/01/50	20	15,610

			38,241

Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/28	15	14,006

TOTAL CORPORATE BONDS (cost $3,306,423)			3,019,835

MUNICIPAL BONDS — 0.2%
California — 0.0%
Bay Area Toll Authority,
Taxable, Revenue Bonds, Series S
3.176%	04/01/41	25	21,034
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	5	6,752
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	4,661

			32,447

Florida — 0.1%
County of Miami-Dade Transit System, Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	11,026
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	5	4,190
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	34,613

			49,829

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	16,594

Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue,
Taxable, Revenue Bonds, Series C
3.473%	07/01/41	30	25,732

New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	24,426

SEE NOTES TO FINANCIAL STATEMENTS.
A204

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	5	$4,912

Texas — 0.1%
Central Texas Regional Mobility Authority,
Taxable, Revenue Bonds, Series E
3.167%	01/01/41	15	11,833
Dallas Fort Worth International Airport,
Revenue Bonds, Series A
4.087%	11/01/51	25	24,203
Taxable, Revenue Bonds
2.843%	11/01/46	15	11,500
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	22,351

			69,887

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	14,640

TOTAL MUNICIPAL BONDS (cost $270,601)			238,467

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	19	17,707
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.926%(c)	12/25/41	8	7,729
Series 2022-R04, Class 1M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.926%(c)	03/25/42	9	9,014
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.724%(c)	11/25/29	12	11,819
Series 2017-C05, Class 1ED3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.824%(c)	01/25/30	4	4,396
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.624%(c)	02/25/30	5	4,730
Series 2018-C03, Class 1EB2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.474%(c)	10/25/30	12	11,877
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
1.826%(c)	11/25/41	14	13,411
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
1.726%(c)	08/25/33	3	2,598

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
1.776%(c)	11/25/41		15	$14,549
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	10/25/33		10	9,247
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
1.626%(c)	08/25/33		5	4,695
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	03/25/42		18	18,370
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.926%(c)	04/25/42		19	18,756
Series 2022-DNA4, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
3.126%(c)	05/25/42		24	23,587
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		8	7,346

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $184,914)				179,831

SOVEREIGN BONDS — 0.1%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22		20	19,998
3.300%	03/15/28		20	19,837
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22		10	9,986
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		22	21,799
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28		20	20,215
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24		10	9,946
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		5	4,850

TOTAL SOVEREIGN BONDS (cost $107,037)				106,631

U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Bonds
1.125%	05/15/40		145	100,934
1.250%	05/15/50		35	22,263
1.750%	08/15/41		540	410,653
1.875%	02/15/51		150	112,523
2.000%	02/15/50	(k)	440	341,000

SEE NOTES TO FINANCIAL STATEMENTS.
A205

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.000%	08/15/51	315	$243,485
2.250%	02/15/52	150	123,445
2.500%	02/15/45	128	108,560
2.750%	11/15/42	10	8,947
2.750%	08/15/47	355	317,448
2.875%	08/15/45	80	72,663
3.000%	11/15/44	45	41,681
3.000%	11/15/45	50	46,461
3.000%	02/15/47	85	79,356
3.000%	05/15/47	15	14,020
3.000%	02/15/48	20	18,844
3.125%	11/15/41	33	31,659
3.125%	08/15/44	122	115,557
3.375%	05/15/44	5	4,934
3.625%	08/15/43	50	51,289
3.875%	08/15/40	10	10,775
4.500%	05/15/38	10	11,786
4.625%	02/15/40	130	154,659
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	408	411,772
0.125%	10/15/24	882	887,476
0.125%	04/15/25	992	991,473
0.125%	10/15/25	473	472,569
0.125%	04/15/27	1,447	1,423,267
0.125%	01/15/30	269	256,533
0.125%	07/15/30	259	246,474
0.125%	07/15/31	7	6,565
0.125%	01/15/32	262	248,166
0.125%	02/15/51	3	2,566
0.125%	02/15/52	48	37,397
0.250%	01/15/25	226	227,028
0.250%	07/15/29	165	160,200
0.250%	02/15/50	63	49,582
0.375%	07/15/23	1,360	1,384,285
0.375%	07/15/25	508	512,733
0.500%	04/15/24	570	577,538
0.625%	01/15/24	1,328	1,349,759
0.625%	01/15/26	344	348,271
0.750%	02/15/42	139	126,701
0.750%	02/15/45	5	4,398
0.875%	01/15/29	11	11,550
0.875%	02/15/47	82	76,029
1.000%	02/15/46	136	129,018
1.000%	02/15/48	7	6,706
1.000%	02/15/49	3	3,310
1.375%	02/15/44	105	107,682
U.S. Treasury Notes
0.125%	11/30/22	195	193,210
0.125%	01/31/23	275	271,079
0.125%	08/31/23	515	498,383
0.375%	11/30/25	65	59,363
0.750%	08/31/26	700	637,109
0.750%	01/31/28	60	52,847
1.125%	02/15/31	70	60,145
1.250%	08/15/31	395	340,009
1.875%	02/28/27	155	147,141
1.875%	02/15/32	75	67,945

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.250%	11/15/24	5	$4,916

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,895,029)			14,834,137

TOTAL LONG-TERM INVESTMENTS (cost $137,716,937)			129,135,107

		Shares

SHORT-TERM INVESTMENTS — 3.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)		3,011,797	3,011,797
PGIM Institutional Money Market Fund (cost $2,066,796; includes $2,064,702 of cash collateral for securities on loan)(b)(wa)		2,068,523	2,066,661

TOTAL SHORT-TERM INVESTMENTS (cost $5,078,593)			5,078,458

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.4% (cost $142,795,530)			134,213,565

OPTIONS WRITTEN*~ — (0.2)% (premiums received $327,338)			(225,784)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.2% (cost $142,468,192)			133,987,781
Liabilities in excess of other assets(z) — (1.2)%			(1,596,581)

NET ASSETS — 100.0%			$132,391,200

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
**	Investments are affiliated with the Subadvisor.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,995 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,000,671; cash collateral of $2,064,702 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.
A206

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

S&P 500 Index	Call	08/19/22	$3,925.00	26	3	$(225,784)

(premiums received $327,338)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S.Treasury Notes	Sep. 2022	$420,032	$(1,378)
5	5 Year U.S.Treasury Notes	Sep. 2022	561,250	(821)
1	10 Year U.S. Treasury Notes	Sep. 2022	118,531	124
10	S&P 500 E-Mini Index	Sep. 2022	1,894,750	(57,218)

				(59,293)

Short Position:
8	Mini MSCI EAFE Index	Sep. 2022	742,640	18,119

				$(41,174)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/22	Barclays Bank PLC	AUD	23	$17,013	$15,878	$—	$(1,135)
Expiring 07/22/22	Barclays Bank PLC	AUD	12	8,507	7,939	—	(568)
Expiring 07/22/22	Citibank, N.A.	AUD	61	43,209	42,142	—	(1,067)
Expiring 07/22/22	Citibank, N.A.	AUD	29	20,839	20,324	—	(515)
Expiring 07/22/22	Citibank, N.A.	AUD	24	17,720	16,816	—	(904)
Expiring 07/22/22	Citibank, N.A.	AUD	12	8,554	8,118	—	(436)
British Pound,
Expiring 08/19/22	HSBC Bank USA, N.A.	GBP	34	43,282	41,890	—	(1,392)
Expiring 08/19/22	HSBC Bank USA, N.A.	GBP	17	20,799	20,130	—	(669)
Expiring 08/19/22	JP Morgan Chase Bank, N.A.	GBP	35	43,389	42,228	—	(1,161)
Expiring 08/19/22	JP Morgan Chase Bank, N.A.	GBP	17	20,941	20,380	—	(561)
Canadian Dollar,
Expiring 07/22/22	Bank of America, N.A.	CAD	44	34,757	34,399	—	(358)
Expiring 07/22/22	Bank of America, N.A.	CAD	21	16,843	16,669	—	(174)
Expiring 07/22/22	RBC Capital Markets Corp.	CAD	55	43,161	43,091	—	(70)
Expiring 07/22/22	RBC Capital Markets Corp.	CAD	27	20,816	20,782	—	(34)
Euro,
Expiring 08/19/22	Goldman Sachs International	EUR	41	43,846	42,778	—	(1,068)
Expiring 08/19/22	Goldman Sachs International	EUR	20	21,097	20,583	—	(514)

SEE NOTES TO FINANCIAL STATEMENTS.
A207

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 07/22/22	Bank of America, N.A.	JPY	2,790	$21,757	$20,590	$—	$(1,167)
Expiring 07/22/22	Bank of America, N.A.	JPY	1,350	10,528	9,963	—	(565)
Expiring 07/22/22	BNP Paribas S.A.	JPY	1,660	13,067	12,251	—	(816)
Expiring 07/22/22	BNP Paribas S.A.	JPY	810	6,376	5,978	—	(398)
Expiring 07/22/22	Citibank, N.A.	JPY	1,120	8,661	8,265	—	(396)
Expiring 07/22/22	Citibank, N.A.	JPY	540	4,176	3,985	—	(191)
Expiring 07/22/22	Morgan Stanley & Co. LLC	JPY	2,205	17,249	16,273	—	(976)
Expiring 07/22/22	Morgan Stanley & Co. LLC	JPY	1,080	8,448	7,970	—	(478)
Expiring 07/22/22	UBS AG	JPY	4,465	34,688	32,951	—	(1,737)
Expiring 07/22/22	UBS AG	JPY	2,160	16,781	15,941	—	(840)
New Zealand Dollar,
Expiring 07/22/22	Citibank, N.A.	NZD	25	16,944	15,611	—	(1,333)
Expiring 07/22/22	Citibank, N.A.	NZD	13	8,471	7,805	—	(666)
Swedish Krona,
Expiring 08/19/22	Bank of America, N.A.	SEK	425	43,546	41,627	—	(1,919)
Expiring 08/19/22	Bank of America, N.A.	SEK	319	32,877	31,221	—	(1,656)
Expiring 08/19/22	Bank of America, N.A.	SEK	206	21,107	20,177	—	(930)
Expiring 08/19/22	Bank of America, N.A.	SEK	152	15,699	14,908	—	(791)
Expiring 08/19/22	Bank of America, N.A.	SEK	106	10,956	10,407	—	(549)
Expiring 08/19/22	Bank of America, N.A.	SEK	51	5,232	4,970	—	(262)

				$721,336	$695,040	—	(26,296)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/22	Barclays Bank PLC	AUD	12	$8,444	$8,370	$ 74	$—
Expiring 07/22/22	Barclays Bank PLC	AUD	12	8,610	8,494	116	—
Expiring 07/22/22	Barclays Bank PLC	AUD	6	4,136	4,080	56	—
Expiring 07/22/22	Barclays Bank PLC	AUD	6	4,061	4,026	35	—
Expiring 07/22/22	Citibank, N.A.	AUD	12	8,431	8,478	—	(47)
Expiring 07/22/22	Citibank, N.A.	AUD	12	8,458	8,320	138	—
Expiring 07/22/22	Citibank, N.A.	AUD	6	4,078	4,101	—	(23)
Expiring 07/22/22	Citibank, N.A.	AUD	6	4,083	4,016	67	—
Expiring 07/22/22	HSBC Bank USA, N.A.	AUD	12	8,436	8,478	—	(42)
Expiring 07/22/22	HSBC Bank USA, N.A.	AUD	6	4,081	4,101	—	(20)
Expiring 07/22/22	Morgan Stanley & Co. LLC	AUD	23	16,733	15,879	854	—
Expiring 07/22/22	Morgan Stanley & Co. LLC	AUD	12	8,366	7,939	427	—
Expiring 07/22/22	UBS AG	AUD	24	17,293	16,817	476	—
Expiring 07/22/22	UBS AG	AUD	12	8,348	8,118	230	—
British Pound,
Expiring 08/19/22	Barclays Bank PLC	GBP	7	8,619	8,478	141	—
Expiring 08/19/22	Barclays Bank PLC	GBP	7	8,500	8,483	17	—
Expiring 08/19/22	Barclays Bank PLC	GBP	3	4,161	4,093	68	—
Expiring 08/19/22	Barclays Bank PLC	GBP	3	4,111	4,103	8	—
Expiring 08/19/22	Citibank, N.A.	GBP	34	43,151	41,890	1,261	—
Expiring 08/19/22	Citibank, N.A.	GBP	21	25,725	25,267	458	—
Expiring 08/19/22	Citibank, N.A.	GBP	17	20,736	20,130	606	—
Expiring 08/19/22	Citibank, N.A.	GBP	10	12,405	12,184	221	—
Canadian Dollar,
Expiring 07/22/22	Canadian Imperial Bank of Commerce	CAD	11	8,526	8,573	—	(47)
Expiring 07/22/22	Canadian Imperial Bank of Commerce	CAD	5	4,116	4,139	—	(23)
Expiring 07/22/22	Goldman Sachs International	CAD	22	17,127	17,172	—	(45)

SEE NOTES TO FINANCIAL STATEMENTS.
A208

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/22/22	Goldman Sachs International	CAD	22	$17,270	$17,226	$44	$—
Expiring 07/22/22	Goldman Sachs International	CAD	11	8,536	8,616	—	(80)
Expiring 07/22/22	Goldman Sachs International	CAD	11	8,533	8,646	—	(113)
Expiring 07/22/22	Goldman Sachs International	CAD	11	8,331	8,353	—	(22)
Expiring 07/22/22	Goldman Sachs International	CAD	11	8,526	8,647	—	(121)
Expiring 07/22/22	Goldman Sachs International	CAD	11	8,337	8,316	21	—
Expiring 07/22/22	Goldman Sachs International	CAD	5	4,128	4,183	—	(55)
Expiring 07/22/22	Goldman Sachs International	CAD	5	4,124	4,182	—	(58)
Expiring 07/22/22	Goldman Sachs International	CAD	5	4,105	4,143	—	(38)
Expiring 07/22/22	RBC Capital Markets Corp.	CAD	11	8,623	8,609	14	—
Expiring 07/22/22	RBC Capital Markets Corp.	CAD	5	4,142	4,135	7	—
Euro,
Expiring 08/19/22	Bank of America, N.A.	EUR	8	8,640	8,556	84	—
Expiring 08/19/22	Bank of America, N.A.	EUR	4	4,156	4,115	41	—
Expiring 08/19/22	HSBC Bank USA, N.A.	EUR	8	8,442	8,526	—	(84)
Expiring 08/19/22	HSBC Bank USA, N.A.	EUR	4	4,083	4,123	—	(40)
Expiring 08/19/22	JP Morgan Chase Bank, N.A.	EUR	24	25,765	25,697	68	—
Expiring 08/19/22	JP Morgan Chase Bank, N.A.	EUR	12	12,377	12,344	33	—
Japanese Yen,
Expiring 07/22/22	Bank of America, N.A.	JPY	2,230	17,212	16,457	755	—
Expiring 07/22/22	Bank of America, N.A.	JPY	1,075	8,298	7,934	364	—
Expiring 07/22/22	Citibank, N.A.	JPY	2,235	17,212	16,494	718	—
Expiring 07/22/22	Citibank, N.A.	JPY	2,205	17,247	16,273	974	—
Expiring 07/22/22	Citibank, N.A.	JPY	1,085	8,356	8,007	349	—
Expiring 07/22/22	Citibank, N.A.	JPY	1,080	8,447	7,970	477	—
Expiring 07/22/22	Goldman Sachs International	JPY	1,120	8,579	8,265	314	—
Expiring 07/22/22	Goldman Sachs International	JPY	540	4,137	3,986	151	—
Expiring 07/22/22	HSBC Bank USA, N.A.	JPY	1,660	12,721	12,251	470	—
Expiring 07/22/22	HSBC Bank USA, N.A.	JPY	810	6,207	5,978	229	—
Expiring 07/22/22	UBS AG	JPY	2,790	21,625	20,590	1,035	—
Expiring 07/22/22	UBS AG	JPY	1,350	10,464	9,963	501	—
New Zealand Dollar,
Expiring 07/22/22	Citibank, N.A.	NZD	25	16,623	15,611	1,012	—
Expiring 07/22/22	Citibank, N.A.	NZD	13	8,312	7,806	506	—
Swedish Krona,
Expiring 08/19/22	Bank of America, N.A.	SEK	425	43,355	41,628	1,727	—
Expiring 08/19/22	Bank of America, N.A.	SEK	255	25,543	24,976	567	—
Expiring 08/19/22	Bank of America, N.A.	SEK	203	20,703	19,878	825	—
Expiring 08/19/22	Bank of America, N.A.	SEK	126	12,621	12,341	280	—
Expiring 08/19/22	Bank of America, N.A.	SEK	85	8,471	8,325	146	—
Expiring 08/19/22	Bank of America, N.A.	SEK	40	3,986	3,917	69	—
Expiring 08/19/22	Goldman Sachs International	SEK	85	8,397	8,326	71	—
Expiring 08/19/22	Goldman Sachs International	SEK	40	3,951	3,918	33	—

				$711,320	$695,040	17,138	(858)

						$17,138	$(27,154)

SEE NOTES TO FINANCIAL STATEMENTS.
A209

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.38.V1	06/20/27	1.000	%(Q)	250	1.006%	$3,468	$(3)	$(3,471)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$203,050
J.P. Morgan Securities LLC	—	15,500

Total	$—	$218,550

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$688,897	$794,586	$—

SEE NOTES TO FINANCIAL STATEMENTS.
A210

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Air Freight & Logistics	$178,761	$55,686	$—
Airlines	28,534	29,336	—
Auto Components	145,165	364,575	—
Automobiles	647,778	438,748	—
Banks	2,386,420	1,848,934	—
Beverages	1,116,971	441,139	—
Biotechnology	1,695,164	123,619	—
Building Products	174,791	226,161	—
Capital Markets	2,038,146	759,869	—
Chemicals	1,884,538	774,590	—
Commercial Services & Supplies	644,261	86,236	—
Communications Equipment	175,034	60,043	—
Construction & Engineering	131,970	62,591	—
Construction Materials	80,872	82,011	—
Consumer Finance	142,820	111,119	—
Containers & Packaging	669,076	101,866	—
Distributors	25,037	6,199	—
Diversified Consumer Services	122,539	14,283	—
Diversified Financial Services	157,228	231,058	—
Diversified Telecommunication Services	117,846	710,751	—
Electric Utilities	1,910,838	226,897	—
Electrical Equipment	503,477	361,964	—
Electronic Equipment, Instruments & Components	644,255	263,406	—
Energy Equipment & Services	321,069	122,858	—
Entertainment	729,617	25,258	—
Equity Real Estate Investment Trusts (REITs)	4,784,123	347,516	—
Food & Staples Retailing	814,098	542,861	—
Food Products	644,730	418,560	1,994
Gas Utilities	166,037	72,803	—
Health Care Equipment & Supplies	2,167,994	590,868	—
Health Care Providers & Services	3,517,334	163,210	—
Health Care Technology	195,896	—	—
Hotels, Restaurants & Leisure	2,062,671	313,644	—
Household Durables	102,900	426,105	—
Household Products	450,560	90,795	—
Independent Power & Renewable Electricity Producers	25,889	154,593	—
Industrial Conglomerates	772,254	561,684	—
Insurance	3,328,645	995,137	—
Interactive Media & Services	2,838,500	700,383	—
Internet & Direct Marketing Retail	1,678,932	654,728	—
IT Services	3,252,002	599,447	—
Leisure Products	89,519	57,661	—
Life Sciences Tools & Services	2,096,577	342,765	—
Machinery	869,686	1,062,768	—
Media	233,720	201,116	—
Metals & Mining	1,043,959	1,525,259	—
Mortgage Real Estate Investment Trusts (REITs)	109,679	—	—
Multiline Retail	689,274	103,776	—
Multi-Utilities	1,706,194	87,588	—
Oil, Gas & Consumable Fuels	1,562,870	1,714,968	1
Paper & Forest Products	111,890	93,472	—
Personal Products	75,526	492,041	—
Pharmaceuticals	3,517,982	1,476,413	—
Professional Services	344,328	278,274	—
Real Estate Management & Development	113,354	670,958	—
Road & Rail	1,207,069	14,864	—
Semiconductors & Semiconductor Equipment	2,225,689	1,322,174	—
Software	6,274,291	221,183	—

SEE NOTES TO FINANCIAL STATEMENTS.
A211

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Specialty Retail	$987,120	$243,900	$—
Technology Hardware, Storage & Peripherals	1,925,792	386,129	—
Textiles, Apparel & Luxury Goods	482,246	511,778	—
Thrifts & Mortgage Finance	97,156	259,451	—
Tobacco	602,117	155,681	—
Trading Companies & Distributors	222,787	160,909	—
Transportation Infrastructure	29,655	8,852	—
Water Utilities	64,684	—	—
Wireless Telecommunication Services	157,008	110,978	—
Master Limited Partnership	17,915	—	—
Preferred Stocks
Automobiles	—	58,093	—
Banks	35,572	—	—
Electric Utilities	70,877	—	—
Health Care Equipment & Supplies	—	38,170	—
Independent Power & Renewable Electricity Producers	26,071	—	—
Machinery	11,463	—	—
Unaffiliated Funds	12,328,187	—	—
Asset-Backed Securities
Automobiles	—	254,815	—
Credit Cards	—	10,005	—
Equipment	—	19,492	—
Other	—	21,258	—
Commercial Mortgage-Backed Securities	—	399,377	—
Corporate Bonds	—	3,019,835	—
Municipal Bonds	—	238,467	—
Residential Mortgage-Backed Securities	—	179,831	—
Sovereign Bonds	—	106,631	—
U.S. Treasury Obligations	—	14,834,137	—
Short-Term Investments
Affiliated Mutual Funds	5,078,458	—	—

Total	$88,572,384	$45,639,186	$1,995

Liabilities
Option Written	$(225,784)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$18,243	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	17,138	—

Total	$18,243	$17,138	$—

Liabilities
Futures Contracts	$(59,417)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(27,154)	—
Centrally Cleared Credit Default Swap Agreement	—	(3,471)	—

Total	$(59,417)	$(30,625)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

SEE NOTES TO FINANCIAL STATEMENTS.
A212

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

U.S. Treasury Obligations	11.2%
Unaffiliated Funds	9.3
Software	5.0
Pharmaceuticals	4.0
Equity Real Estate Investment Trusts (REITs)	3.9
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	3.9
Banks	3.6
Insurance	3.5
IT Services	2.9
Health Care Providers & Services	2.8
Semiconductors & Semiconductor Equipment	2.7
Interactive Media & Services	2.7
Oil, Gas & Consumable Fuels	2.5
Capital Markets	2.1
Health Care Equipment & Supplies	2.1
Chemicals	2.0
Metals & Mining	1.9
Life Sciences Tools & Services	1.8
Hotels, Restaurants & Leisure	1.8
Internet & Direct Marketing Retail	1.8
Technology Hardware, Storage & Peripherals	1.7
Electric Utilities	1.7
Machinery	1.5
Biotechnology	1.4
Multi-Utilities	1.4
Beverages	1.2
Aerospace & Defense	1.1
Automobiles	1.1
Food & Staples Retailing	1.0
Industrial Conglomerates	1.0
Specialty Retail	0.9
Road & Rail	0.9
Food Products	0.8
Textiles, Apparel & Luxury Goods	0.7
Electronic Equipment, Instruments & Components	0.7
Electrical Equipment	0.7
Diversified Telecommunication Services	0.6
Multiline Retail	0.6
Entertainment	0.6
Real Estate Management & Development	0.6
Containers & Packaging	0.6
Tobacco	0.6
Commercial Services & Supplies	0.6
Professional Services	0.5
Personal Products	0.4
Media	0.4
Household Products	0.4
Household Durables	0.4
Auto Components	0.4
Diversified Financial Services	0.4
Energy Equipment & Services	0.3
Building Products	0.3
Commercial Mortgage-Backed Securities	0.3
Trading Companies & Distributors	0.3

Thrifts & Mortgage Finance	0.3%
Wireless Telecommunication Services	0.2
Consumer Finance	0.2
Real Estate Investment Trusts (REITs)	0.2
Gas Utilities	0.2
Municipal Bonds	0.2
Communications Equipment	0.2
Air Freight & Logistics	0.2
Paper & Forest Products	0.2
Healthcare-Services	0.2
Independent Power & Renewable Electricity Producers	0.1
Health Care Technology	0.1
Construction & Engineering	0.1
Residential Mortgage-Backed Securities	0.1
Electric	0.1
Construction Materials	0.1
Telecommunications	0.1
Leisure Products	0.1
Diversified Consumer Services	0.1
Retail	0.1
Oil & Gas	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Sovereign Bonds	0.1
Airlines	0.1
Pipelines	0.1
Semiconductors	0.1
Commercial Services	0.1
Water Utilities	0.0	*
Healthcare-Products	0.0	*
Transportation Infrastructure	0.0	*
Transportation	0.0	*
Computers	0.0	*
Environmental Control	0.0	*
Distributors	0.0	*
Machinery-Diversified	0.0	*
Auto Manufacturers	0.0	*
Iron/Steel	0.0	*
Gas	0.0	*
Other	0.0	*
Equipment	0.0	*
Internet	0.0	*
Electronics	0.0	*
Advertising	0.0	*
Toys/Games/Hobbies	0.0	*
Trucking & Leasing	0.0	*
Credit Cards	0.0	*
Packaging & Containers	0.0	*
Building Materials	0.0	*

	101.4
Option Written	(0.2)
Liabilities in excess of other assets	(1.2)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.
A213

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$3,471	*
Equity contracts	Due from/to broker-variation margin futures	18,119	*	Due from/to broker-variation margin futures	57,218	*
Equity contracts		—		Options written outstanding, at value	225,784
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	17,138		Unrealized depreciation on OTC forward foreign currency exchange contracts	27,154
Interest rate contracts	Due from/to broker-variation margin futures	124	*	Due from/to broker-variation margin futures	2,199	*

		$35,381			$315,826

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(3,688)
Equity contracts	854,288	(469,576)	—	—
Foreign exchange contracts	—	—	(1,286)	—
Interest rate contracts	—	(18,817)	—	—

Total	$854,288	$(488,393)	$(1,286)	$(3,688)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(3,471)
Equity contracts	254,015	(96,647)	—	—
Foreign exchange contracts	—	—	(14,097)	—
Interest rate contracts	—	(9,408)	—	—

Total	$254,015	$(106,055)	$(14,097)	$(3,471)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$ 2,740
Futures Contracts - Long Positions (1)	7,347,696
Futures Contracts - Short Positions (1)	2,604,013

SEE NOTES TO FINANCIAL STATEMENTS.
A214

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Forward Foreign Currency Exchange Contracts - Purchased (2)	$ 460,546
Forward Foreign Currency Exchange Contracts - Sold (2)	407,026
Credit Default Swap Agreements - Sell Protection (1)	250,000

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$2,000,671	$(2,000,671)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$4,858	$(8,371)	$(3,513)	$—	$(3,513)
Barclays Bank PLC	515	(1,703)	(1,188)	—	(1,188)
BNP Paribas S.A.	—	(1,214)	(1,214)	—	(1,214)
Canadian Imperial Bank of Commerce	—	(70)	(70)	—	(70)
Citibank, N.A.	6,787	(5,578)	1,209	—	1,209
Goldman Sachs International	634	(2,114)	(1,480)	—	(1,480)
HSBC Bank USA, N.A.	699	(2,247)	(1,548)	—	(1,548)
JP Morgan Chase Bank, N.A.	101	(1,722)	(1,621)	—	(1,621)
Morgan Stanley & Co. LLC	1,281	(1,454)	(173)	—	(173)
RBC Capital Markets Corp.	21	(104)	(83)	—	(83)
UBS AG	2,242	(2,577)	(335)	—	(335)

	$17,138	$(27,154)	$(10,016)	$—	$(10,016)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.
A215

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $2,000,671:
Unaffiliated investments (cost $137,716,937)	$129,135,107
Affiliated investments (cost $5,078,593)	5,078,458
Foreign currency, at value (cost $133,855)	133,733
Cash	38
Receivable for investments sold	804,727
Dividends and interest receivable	206,971
Tax reclaim receivable	67,406
Unrealized appreciation on OTC forward foreign currency exchange contracts	17,138
Receivable for Portfolio shares sold	6,724
Receivable from affiliate	2,084
Due from broker-variation margin swaps	182
Prepaid expenses and other assets	4,310

Total Assets	135,456,878

LIABILITIES
Payable to broker for collateral for securities on loan	2,064,702
Payable for investments purchased	518,894
Options written outstanding, at value (premiums received $327,338)	225,784
Accrued expenses and other liabilities	118,133
Payable to affiliate	35,364
Management fee payable	35,019
Unrealized depreciation on OTC forward foreign currency exchange contracts	27,154
Due to broker-variation margin futures	19,095
Foreign capital gains tax liability accrued	17,147
Distribution fee payable	3,683
Affiliated transfer agent fee payable	512
Trustees’ fees payable	191

Total Liabilities	3,065,678

NET ASSETS	$132,391,200

Net assets were comprised of:
Partners’ Equity	$132,391,200

Net asset value and redemption price per share, $132,391,200 / 8,196,830 outstanding shares of beneficial interest	$16.15

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $78,751 foreign withholding tax, of which $10,796 is reimbursable by an affiliate)	$1,067,615
Interest income	875,560
Affiliated dividend income	9,048
Income from securities lending, net (including affiliated income of $650)	2,358

Total income	1,954,581

EXPENSES
Management fee	548,272
Distribution fee	187,124
Custodian and accounting fees	133,293
Audit fee	24,596
Legal fees and expenses	9,933
Trustees’ fees	5,430
Shareholders’ reports	4,959
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,708
Miscellaneous	29,936

Total expenses	947,251
Less: Fee waiver and/or expense reimbursement	(203,483)

Net expenses	743,768

NET INVESTMENT INCOME (LOSS)	1,210,813

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(184)) (net of foreign capital gains taxes $(2,770))	6,014,055
Futures transactions	(488,393)
Forward currency contract transactions	(1,286)
Options written transactions	854,288
Swap agreements transactions	(3,688)
Foreign currency transactions	(15,291)

6,359,685

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(135)) (net of change in foreign capital gains taxes $20,616)	(36,723,546)
Futures	(106,055)
Forward currency contracts	(14,097)
Options written	254,015
Swap agreements	(3,471)
Foreign currencies	(2,857)

(36,596,011)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(30,236,326)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,025,513)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,210,813	$1,684,830
Net realized gain (loss) on investment and foreign currency transactions	6,359,685	21,524,984
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(36,596,011)	(2,703,502)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,025,513)	20,506,312

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [129,490 and 227,947 shares, respectively]	2,353,268	4,314,590
Portfolio shares purchased [611,780 and 791,522 shares, respectively]	(10,957,703)	(14,849,785)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(8,604,435)	(10,535,195)

TOTAL INCREASE (DECREASE)	(37,629,948)	9,971,117
NET ASSETS:
Beginning of period	170,021,148	160,050,031

End of period	$132,391,200	$170,021,148

SEE NOTES TO FINANCIAL STATEMENTS.
A216

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,

			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$19.59		$17.32	$14.99	$12.28		$13.21		$11.14

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.19	0.14	0.20		0.20		0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.58)		2.08	2.19	2.51		(1.13)		1.91

Total from investment operations	(3.44)		2.27	2.33	2.71		(0.93)		2.07

Capital Contributions	—		—	—	—	(b)(c)	—	(b)(c)	—

Net Asset Value, end of period	$16.15		$19.59	$17.32	$14.99		$12.28		$13.21

Total Return(d)	(17.56)%		13.17%	15.48%	22.07	%(e)	(7.04	)%(e)	18.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$132		$170	$160	$94		$60		$59
Average net assets (in millions)	$151		$168	$126	$84		$63		$49
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.99	%(g)	0.99%	0.99%	0.99%		0.99%		0.99%
Expenses before waivers and/or expense reimbursement	1.26	%(g)	1.25%	1.35%	1.59%		1.92%		1.95%
Net investment income (loss)	1.62	%(g)	1.00%	0.91%	1.44%		1.51%		1.26%
Portfolio turnover rate(h)	41%		60%	90%	66%		56%		44%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A217

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.3%

COMMON STOCKS — 96.1%
Agricultural & Farm Machinery — 1.3%
AGCO Corp.	23,674	$2,336,624
Deere & Co.	14,781	4,426,466

		6,763,090

Agricultural Products — 1.0%
Darling Ingredients, Inc.*	88,014	5,263,237
Building Products — 0.5%
ROCKWOOL A/S (Denmark)(Class B Stock)	11,922	2,683,513

Construction & Engineering — 0.8%
Quanta Services, Inc.(a)	32,104	4,023,915

Construction Machinery & Heavy Trucks — 1.8%
Alamo Group, Inc.	12,939	1,506,488
Caterpillar, Inc.	25,711	4,596,098
Epiroc AB (Sweden)(Class B Stock)	273,233	3,695,421

		9,798,007

Construction Materials — 1.2%
Martin Marietta Materials, Inc.	10,181	3,046,563
Vulcan Materials Co.	25,062	3,561,310

		6,607,873

Copper — 2.0%
ERO Copper Corp. (Brazil)*	154,716	1,306,528
OZ Minerals Ltd. (Australia)	266,243	3,237,441
Southern Copper Corp. (Peru)(a)	117,753	5,865,277

		10,409,246

Diversified Metals & Mining — 6.7%
BHP Group Ltd. (Australia)	473,797	13,446,942
Boliden AB (Sweden)	289,485	9,196,411
Grupo Mexico SAB de CV (Mexico)(Class B Stock)	970,955	4,046,632
IGO Ltd. (Australia)	671,987	4,597,237
South32 Ltd. (Australia)	1,444,692	3,922,168

		35,209,390

Electric Utilities — 2.3%
Enel SpA (Italy)	592,944	3,249,281
Iberdrola SA (Spain)	179,478	1,860,937
NextEra Energy, Inc.	62,822	4,866,192
Xcel Energy, Inc.	32,518	2,300,974

		12,277,384

Electrical Components & Equipment — 2.9%
Hubbell, Inc.	28,043	5,007,919
Legrand SA (France)	38,044	2,812,922
Schneider Electric SE	30,194	3,567,295
Shoals Technologies Group, Inc. (Class A Stock)*(a)	238,901	3,937,088

		15,325,224

Fertilizers & Agricultural Chemicals — 3.5%
CF Industries Holdings, Inc.	49,981	4,284,871
FMC Corp.	58,947	6,307,918
Nutrien Ltd. (Canada)	67,608	5,387,682

	Shares	Value

COMMON STOCKS (continued)
Fertilizers & Agricultural Chemicals (cont’d.)
Sociedad Quimica y Minera de Chile SA (Chile), ADR	32,808	$2,740,452

		18,720,923

Forest Products — 1.0%
Svenska Cellulosa AB SCA (Sweden)(Class B Stock)	224,516	3,358,013
West Fraser Timber Co. Ltd. (Canada)	23,953	1,837,972

		5,195,985

Gold — 1.7%
Franco-Nevada Corp. (Canada)	14,523	1,910,375
Northern Star Resources Ltd. (Australia)	416,849	1,935,110
Perseus Mining Ltd. (Australia)	1,143,857	1,245,310
Victoria Gold Corp. (Canada)*	80,583	625,407
Wesdome Gold Mines Ltd. (Canada)*	363,199	3,146,107

		8,862,309

Industrial Gases — 5.2%
Air Liquide SA (France)	35,164	4,735,802
Air Products & Chemicals, Inc.	34,336	8,257,122
Linde PLC (United Kingdom)(a)	49,908	14,350,047

		27,342,971

Industrial Machinery — 2.0%
Alfa Laval AB (Sweden)	126,223	3,048,838
Chart Industries, Inc.*(a)	8,735	1,462,064
Sandvik AB (Sweden)	186,230	3,023,977
Weir Group PLC (The) (United Kingdom)	189,175	3,134,631

		10,669,510

Integrated Oil & Gas — 14.1%
Chevron Corp.	130,008	18,822,558
Equinor ASA (Norway)	491,726	17,159,512
Galp Energia SGPS SA (Portugal)	629,474	7,357,075
Shell PLC (Netherlands)	240,211	6,201,393
TotalEnergies SE (France)(a)	468,002	24,638,938

		74,179,476

Metal & Glass Containers — 1.8%
Ball Corp.	86,053	5,917,865
Verallia SA (France), 144A	151,556	3,631,058

		9,548,923

Multi-Utilities — 2.9%
Ameren Corp.	39,598	3,578,075
CMS Energy Corp.	41,492	2,800,710
Dominion Energy, Inc.	41,083	3,278,834
Sempra Energy	37,316	5,607,476

		15,265,095

Oil & Gas Equipment & Services — 4.5%
Baker Hughes Co.(a)	166,226	4,798,945
Cactus, Inc. (Class A Stock)	96,082	3,869,222
ChampionX Corp.	150,063	2,978,750
Enerflex Ltd. (Canada)	388,194	1,830,592

SEE NOTES TO FINANCIAL STATEMENTS.
A218

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil & Gas Equipment & Services (cont’d.)
Halliburton Co.	115,049	$3,607,937
Liberty Energy, Inc. (Class A Stock)*	155,375	1,982,585
TechnipFMC PLC (United Kingdom)*	374,562	2,520,802
TGS ASA (Norway)	149,351	2,095,701

		23,684,534

Oil & Gas Exploration & Production — 19.2%
Aker BP ASA (Norway)	119,556	4,126,754
Aker BP ASA (Norway), SDR*	141,518	4,914,703
Canadian Natural Resources Ltd. (Canada)	87,942	4,725,721
ConocoPhillips	290,963	26,131,387
Devon Energy Corp.	240,826	13,271,921
EOG Resources, Inc.	163,320	18,037,061
Hess Corp.	100,940	10,693,584
Magnolia Oil & Gas Corp. (Class A Stock)(a)	242,478	5,089,613
Pioneer Natural Resources Co.	64,992	14,498,415

		101,489,159

Oil & Gas Storage & Transportation — 1.8%
Enbridge, Inc. (Canada)(a)	52,924	2,236,568
Equitrans Midstream Corp.	397,574	2,528,571
TC Energy Corp. (Canada)	91,153	4,722,637

		9,487,776

Packaged Foods & Meats — 0.8%
Bakkafrost P/F (Faroe Islands)	64,685	4,134,795

Paper Packaging — 4.6%
Avery Dennison Corp.	19,656	3,181,717
International Paper Co.	133,729	5,593,884
Mayr Melnhof Karton AG (Austria)	15,261	2,591,874
Packaging Corp. of America	72,056	9,907,700
Westrock Co.	70,049	2,790,752

		24,065,927

Paper Products — 1.6%
Mondi PLC (Austria)	193,476	3,424,671
UPM-Kymmene OYJ (Finland)	167,007	5,076,817

		8,501,488

Railroads — 1.5%
Norfolk Southern Corp.	15,935	3,621,866
Union Pacific Corp.	19,185	4,091,777

		7,713,643

Semiconductor Equipment — 0.4%
Entegris, Inc.	23,784	2,191,220

Specialized REITs — 0.6%
Rayonier, Inc., REIT	79,300	2,964,234

Specialty Chemicals — 7.8%
Akzo Nobel NV (Netherlands)	75,705	4,966,847
Albemarle Corp.	16,341	3,414,942
Element Solutions, Inc.	183,493	3,266,175
International Flavors & Fragrances, Inc.	22,741	2,708,908
Koninklijke DSM NV (Netherlands)	12,130	1,747,471
RPM International, Inc.	102,458	8,065,494

	Shares	Value

COMMON STOCKS (continued)
Specialty Chemicals (cont’d.)
Sherwin-Williams Co. (The)	54,058	$12,104,127
Shin-Etsu Chemical Co. Ltd. (Japan)	18,000	2,025,859
Sika AG (Switzerland)	12,002	2,764,729

		41,064,552

Steel — 0.6%
Reliance Steel & Aluminum Co.	17,492	2,971,191

TOTAL COMMON STOCKS (cost $481,757,484)		506,414,590

PREFERRED STOCKS — 2.2%
Electric Utilities
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	138,497	6,876,376
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	91,441	4,844,544

TOTAL PREFERRED STOCKS (cost $10,863,976)		11,720,920

TOTAL LONG-TERM INVESTMENTS (cost $492,621,460)		518,135,510

SHORT-TERM INVESTMENTS — 11.9%
AFFILIATED MUTUAL FUND — 10.5%
PGIM Institutional Money Market Fund (cost $55,344,249; includes $55,308,507 of cash collateral for securities on loan)(b)(wa)	55,390,953	55,341,101

UNAFFILIATED FUND — 1.4%
Dreyfus Government Cash Management (Institutional Shares)	7,341,878	7,341,878

(cost $7,341,878)

TOTAL SHORT-TERM INVESTMENTS (cost $62,686,127)		62,682,979

TOTAL INVESTMENTS—110.2% (cost $555,307,587)		580,818,489
Liabilities in excess of other assets — (10.2)%		(53,522,659)

NET ASSETS — 100.0%		$527,295,830

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,296,435; cash collateral of $55,308,507 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

SEE NOTES TO FINANCIAL STATEMENTS.
A219

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$28,384,208	$—
Austria	—	6,016,545	—
Brazil	1,306,528	—	—
Canada	26,423,061	—	—
Chile	2,740,452	—	—
Denmark	—	2,683,513	—
Faroe Islands	—	4,134,795	—
Finland	—	5,076,817	—
France	—	35,818,720	—
Italy	—	3,249,281	—
Japan	—	2,025,859	—
Mexico	4,046,632	—	—
Netherlands	—	12,915,711	—
Norway	—	28,296,670	—
Peru	5,865,277	—	—
Portugal	—	7,357,075	—
Spain	—	1,860,937	—
Sweden	—	22,322,660	—
Switzerland	—	2,764,729	—
United Kingdom	16,870,849	3,134,631	—
United States	279,552,345	3,567,295	—
Preferred Stocks
United States	11,720,920	—	—
Short-Term Investments
Affiliated Mutual Fund	55,341,101	—	—
Unaffiliated Fund	7,341,878	—	—

Total	$411,209,043	$169,609,446	$—

Country Allocation:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

United States (including 10.5% of collateral for securities on loan)	67.9%
France	6.8
Australia	5.4
Norway	5.3
Canada	5.0
Sweden	4.1
United Kingdom	3.8
Netherlands	2.5
Portugal	1.4
Austria	1.1
Peru	1.1
Finland	1.0

Faroe Islands	0.8%
Mexico	0.8
Italy	0.6
Switzerland	0.5
Chile	0.5
Denmark	0.5
Japan	0.4
Spain	0.4

SEE NOTES TO FINANCIAL STATEMENTS.
A220

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Country Allocation (continued):

Brazil	0.3%

110.2
Liabilities in excess of other assets	(10.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$53,296,435	$(53,296,435)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.
A221

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)	STATEMENT OF OPERATIONS (unaudited)
as of June 30, 2022	Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $53,296,435:
Unaffiliated investments (cost $499,963,338)	$525,477,388
Affiliated investments (cost $55,344,249)	55,341,101
Foreign currency, at value (cost $116,328)	117,620
Receivable for investments sold	3,915,269
Tax reclaim receivable	1,553,912
Dividends receivable	840,638
Receivable for Portfolio shares sold	75,785
Receivable from affiliate	2,164
Prepaid expenses and other assets	19,496

Total Assets	587,343,373

LIABILITIES
Payable to broker for collateral for securities on loan	55,308,507
Payable for investments purchased	3,118,702
Payable to affiliate	1,242,387
Management fee payable	179,355
Accrued expenses and other liabilities	156,917
Payable for Portfolio shares purchased	26,455
Distribution fee payable	14,708
Affiliated transfer agent fee payable	512

Total Liabilities	60,047,543

NET ASSETS	$527,295,830

Net assets were comprised of:
Partners’ Equity	$527,295,830

Net asset value and redemption price per share, $527,295,830 / 20,629,279 outstanding shares of beneficial interest	$25.56

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $745,193 foreign withholding tax, of which $47,918 is reimbursable by an affiliate)	$11,805,914
Income from securities lending, net (including affiliated income of $29,183)	59,521
Affiliated dividend income	77

Total income	11,865,512

EXPENSES
Management fee	2,298,181
Distribution fee	792,460
Custodian and accounting fees	48,935
Audit fee	12,992
Legal fees and expenses	11,405
Trustees’ fees	8,899
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,710
Shareholders’ reports	3,269
Miscellaneous	20,012

Total expenses	3,199,863
Less: Fee waiver and/or expense reimbursement	(93,996)

Net expenses	3,105,867

NET INVESTMENT INCOME (LOSS)	8,759,645

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $12,161)	66,796,086
Foreign currency transactions	(11,944)

66,784,142

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,780))	(107,154,390)
Foreign currencies	(16,382)

(107,170,772)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(40,386,630)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,626,985)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$8,759,645	$10,843,920
Net realized gain (loss) on investment and foreign currency transactions	66,784,142	59,134,269
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(107,170,772)	51,568,796

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(31,626,985)	121,546,985

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,181,101 and 10,804,107 shares, respectively]	61,380,232	259,249,257
Portfolio shares purchased [6,274,902 and 4,310,940 shares, respectively]	(176,316,534)	(108,309,092)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(114,936,302)	150,940,165

TOTAL INCREASE (DECREASE)	(146,563,287)	272,487,150
NET ASSETS:
Beginning of period	673,859,117	401,371,967

End of period	$527,295,830	$673,859,117

SEE NOTES TO FINANCIAL STATEMENTS.
A222

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$27.26		$22.02	$22.52	$19.27		$23.12		$20.96

Income (Loss) From Investment Operations:
Net investment income (loss)	0.39		0.44	0.34	0.39		0.33		0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.09)		4.80	(0.84)	2.86		(4.19)		1.75

Total from investment operations	(1.70)		5.24	(0.50)	3.25		(3.86)		2.16

Capital Contributions	—		—	—	—	(b)(c)(d)	0.01	(c)	—

Net Asset Value, end of period	$25.56		$27.26	$22.02	$22.52		$19.27		$23.12

Total Return(e)	(6.24)%		23.80%	(2.22)%	16.87	%(f)	(16.65	)%(g)	10.31%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$527		$674	$401	$417		$325		$543
Average net assets (in millions)	$639		$620	$327	$394		$481		$551
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.98	%(i)	0.99%	1.05%	1.03%		1.02%		1.02%
Expenses before waivers and/or expense reimbursement	1.01	%(i)	1.01%	1.07%	1.04%		1.03%		1.02%
Net investment income (loss)	2.76	%(i)	1.75%	1.79%	1.84%		1.43%		1.94%
Portfolio turnover rate(j)	23%		44%	102%	50%		49%		84%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (16.19)%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A223

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 86.3%
COMMON STOCKS — 86.2%
Aerospace & Defense — 3.8%
Airbus SE (France)	46,101	$4,487,537
BAE Systems PLC (United Kingdom)	961,100	9,703,207
BWX Technologies, Inc.	80,463	4,432,707
CAE, Inc. (Canada)*	113,355	2,793,366
General Dynamics Corp.	36,985	8,182,931
Hexcel Corp.	16,800	878,808
Lockheed Martin Corp.	16,009	6,883,230
Montana Aerospace AG (Germany), 144A*	42,694	659,742
Northrop Grumman Corp.	33,209	15,892,831
Raytheon Technologies Corp.(a)	45,740	4,396,072
Thales SA (France)	17,525	2,149,394

		60,459,825

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	51,813	5,049,695

Auto Components — 0.1%
Gentherm, Inc.*	7,429	463,644
Visteon Corp.*	11,988	1,241,717

		1,705,361

Automobiles — 0.2%
Isuzu Motors Ltd. (Japan)	189,910	2,090,168
Suzuki Motor Corp. (Japan)	19,400	608,434

		2,698,602

Banks — 3.9%
1st Source Corp.	11,811	536,219
Atlantic Union Bankshares Corp.(a)	21,034	713,473
Banc of California, Inc.	65,513	1,154,339
Bank of America Corp.	116,642	3,631,065
Bank of Ireland Group PLC (Ireland)	292,210	1,845,224
Bank of Nova Scotia (The) (Canada)	61,227	3,623,581
BNP Paribas SA (France)	23,365	1,119,836
Cadence Bank	30,993	727,716
DNB Bank ASA (Norway)	128,487	2,300,004
Eastern Bankshares, Inc.	47,562	877,995
FinecoBank Banca Fineco SpA (Italy)	70,253	842,604
First Citizens BancShares, Inc. (Class A Stock)(a)	4,698	3,071,458
First Interstate BancSystem, Inc. (Class A Stock)	21,417	816,202
First Republic Bank	17,341	2,500,572
Hancock Whitney Corp.	23,003	1,019,723
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,447,000	1,452,932
ING Groep NV (Netherlands)	157,765	1,564,514
International Bancshares Corp.	24,491	981,599
JPMorgan Chase & Co.	55,682	6,270,350
M&T Bank Corp.(a)	79,169	12,618,747
Mitsubishi UFJ Financial Group, Inc. (Japan)	421,617	2,249,953
Royal Bank of Canada (Canada)	52,726	5,105,476
Sberbank of Russia PJSC (Russia), ADR*^	62,600	6

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom)	515,752	$3,882,801
Synovus Financial Corp.	23,434	844,796
UniCredit SpA (Italy)	331,650	3,164,951
Webster Financial Corp.	16,815	708,752

		63,624,888

Beverages — 1.6%
Asahi Group Holdings Ltd. (Japan)	36,570	1,195,178
C&C Group PLC (Ireland)*	323,484	725,906
Coca-Cola Co. (The)	115,842	7,287,620
Coca-Cola HBC AG (Italy)	44,931	998,187
PepsiCo, Inc.	96,423	16,069,857

		26,276,748

Biotechnology — 0.4%
Ascendis Pharma A/S (Denmark), ADR*(a)	8,975	834,316
Genmab A/S (Denmark)*	3,059	993,781
Vertex Pharmaceuticals, Inc.*	13,909	3,919,417

		5,747,514

Building Products — 1.0%
American Woodmark Corp.*	14,522	653,635
AZEK Co., Inc. (The)*(a)	19,589	327,920
Johnson Controls International PLC	228,817	10,955,758
Lennox International, Inc.(a)	15,818	3,267,841
Tyman PLC (United Kingdom)	262,391	761,812

		15,966,966

Capital Markets — 3.0%
Ares Management Corp. (Class A Stock)	193,375	10,995,303
Banca Generali SpA (Italy)	40,375	1,143,504
Blackstone, Inc.(a)	14,628	1,334,512
Brookfield Asset Management, Inc.
(Canada) (Class A Stock)(a)	48,247	2,145,544
Charles Schwab Corp. (The)	231,670	14,636,911
CSC Financial Co. Ltd. (China) (Class H Stock), 144A	581,000	617,352
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	39,495	1,944,255
London Stock Exchange Group PLC (United Kingdom)	8,181	761,110
Moody’s Corp.	5,763	1,567,363
Morgan Stanley	109,063	8,295,332
S&P Global, Inc.	5,608	1,890,233
UBS Group AG (Switzerland)	190,527	3,076,708

		48,408,127

Chemicals — 2.5%
Axalta Coating Systems Ltd.*	32,296	714,065
Ecolab, Inc.	82,005	12,609,089
Element Solutions, Inc.	71,322	1,269,532
HB Fuller Co.	11,871	714,753
LG Chem Ltd. (South Korea)	4,255	1,695,405
Linde PLC (United Kingdom)(a)	35,353	10,165,048
Nutrien Ltd. (Canada)	17,065	1,359,022

SEE NOTES TO FINANCIAL STATEMENTS.
A224

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (cont’d.)
Orion Engineered Carbons SA (Germany)	37,319	$579,564
PPG Industries, Inc.	61,616	7,045,173
Sherwin-Williams Co. (The)	15,619	3,497,250

		39,648,901

Commercial Services & Supplies — 1.4%
ACCO Brands Corp.	104,966	685,428
BrightView Holdings, Inc.*(a)	56,647	679,764
Cintas Corp.	13,709	5,120,723
Clean Harbors, Inc.*	55,399	4,856,830
Copart, Inc.*	51,663	5,613,701
Rentokil Initial PLC (United Kingdom)	172,227	995,902
UniFirst Corp.	6,417	1,104,879
Waste Connections, Inc.	32,878	4,075,557

		23,132,784

Communications Equipment — 0.9%
Cisco Systems, Inc.	214,670	9,153,529
Motorola Solutions, Inc.	22,823	4,783,701

		13,937,230

Construction & Engineering — 0.3%
JTOWER, Inc. (Japan)*(a)	22,300	1,089,493
Primoris Services Corp.	30,633	666,574
Vinci SA (France)	27,800	2,478,998
Yokogawa Bridge Holdings Corp. (Japan)	44,700	640,985

		4,876,050

Construction Materials — 0.1%
CRH PLC (Ireland)	43,214	1,488,272

Consumer Finance — 1.1%
American Express Co.	90,856	12,594,459
Credit Acceptance Corp.*(a)	10,222	4,839,197

		17,433,656

Containers & Packaging — 0.6%
Ball Corp.	34,135	2,347,464
Huhtamaki OYJ (Finland)	41,680	1,650,495
Sealed Air Corp.	26,628	1,536,968
TriMas Corp.	52,144	1,443,867
Vidrala SA (Spain)	38,583	2,803,631

		9,782,425

Distributors — 0.3%
LKQ Corp.	62,079	3,047,458
PALTAC Corp. (Japan)	35,700	1,106,503

		4,153,961

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	15,985	4,364,225

Diversified Telecommunication Services — 0.8%
Cellnex Telecom SA (Spain), 144A	34,646	1,342,587
Hellenic Telecommunications Organization SA (Greece)	132,925	2,382,179
Koninklijke KPN NV (Netherlands)	532,134	1,895,376

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Telkom Indonesia Persero Tbk PT (Indonesia)	12,803,600	$3,441,687
United Internet AG (Germany)	52,226	1,486,981
Verizon Communications, Inc.	60,791	3,085,143

		13,633,953

Electric Utilities — 1.3%
Duke Energy Corp.	28,402	3,044,979
Edison International(a)	35,193	2,225,605
Exelon Corp.	250,010	11,330,453
Iberdrola SA (Spain)	406,074	4,210,422
Portland General Electric Co.(a)	12,737	615,579

		21,427,038

Electrical Equipment — 0.5%
Eaton Corp. PLC	46,010	5,796,800
Schneider Electric SE	19,513	2,305,379
Thermon Group Holdings, Inc.*	35,513	498,958

		8,601,137

Electronic Equipment, Instruments & Components — 0.7%
Belden, Inc.	21,242	1,131,561
Corning, Inc.	214,561	6,760,817
CTS Corp.	29,273	996,746
ePlus, Inc.*	13,645	724,823
Landis+Gyr Group AG (Switzerland)*	16,973	889,854
National Instruments Corp.	18,840	588,373

		11,092,174

Energy Equipment & Services — 0.1%
Schlumberger NV	48,736	1,742,799

Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexander & Baldwin, Inc.	39,637	711,484
American Tower Corp.	35,472	9,066,289
Brandywine Realty Trust	49,027	472,620
Brixmor Property Group, Inc.	180,915	3,656,292
Centerspace	11,362	926,571
Gaming & Leisure Properties, Inc.	92,879	4,259,431
Global Medical REIT, Inc.	39,264	440,935
LXP Industrial Trust(a)	43,155	463,485
Medical Properties Trust, Inc.(a)	485,119	7,407,767
Pebblebrook Hotel Trust(a)	44,958	744,954
Phillips Edison & Co., Inc.(a)	26,742	893,450
Piedmont Office Realty Trust, Inc. (Class A Stock)	62,699	822,611
PotlatchDeltic Corp.(a)	12,936	571,642
Public Storage	7,069	2,210,264
RPT Realty(a)	93,674	920,815
UNITE Group PLC (The) (United Kingdom)	58,992	764,613
Welltower, Inc.	40,826	3,362,021

		37,695,244

Food & Staples Retailing — 0.5%
MatsukiyoCocokara & Co. (Japan)	50,950	2,056,689
Performance Food Group Co.*	96,890	4,455,002

SEE NOTES TO FINANCIAL STATEMENTS.
A225

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
United Natural Foods, Inc.*(a)	19,327	$761,484

		7,273,175

Food Products — 1.1%
Cranswick PLC (United Kingdom)	102,442	3,828,143
Kellogg Co.(a)	37,055	2,643,504
Mondelez International, Inc. (Class A Stock)	93,293	5,792,562
Nestle SA.	16,321	1,904,589
Nomad Foods Ltd. (United Kingdom)*(a)	182,926	3,656,691
Post Holdings, Inc.*(a)	7,537	620,672

		18,446,161

Gas Utilities — 0.5%
ENN Energy Holdings Ltd. (China)	143,400	2,370,830
New Jersey Resources Corp.	15,746	701,169
Spire, Inc.(a)	7,365	547,735
UGI Corp.(a)	109,499	4,227,757

		7,847,491

Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	133,750	8,590,762
Becton, Dickinson & Co.	29,544	7,283,482
Boston Scientific Corp.*	104,399	3,890,951
Haemonetics Corp.*	22,001	1,434,025
ICU Medical, Inc.*	22,835	3,753,846
Koninklijke Philips NV (Netherlands)	35,499	764,486
Medtronic PLC.	134,661	12,085,825
Shandong Weigao Group Medical
Polymer Co. Ltd. (China) (Class H Stock)	788,800	918,355
Stryker Corp.	45,505	9,052,310

		47,774,042

Health Care Providers & Services — 3.5%
Chemed Corp.	8,674	4,071,489
Elevance Health, Inc.	11,488	5,543,879
HCA Healthcare, Inc.	24,558	4,127,217
Humana, Inc.	21,959	10,278,349
Owens & Minor, Inc.(a)	31,439	988,757
UnitedHealth Group, Inc.	61,690	31,685,835

		56,695,526

Hotels, Restaurants & Leisure — 1.9%
Aramark	39,590	1,212,642
Choice Hotels International, Inc.(a)	34,759	3,880,147
Compass Group PLC (United Kingdom)	229,216	4,686,353
Kangwon Land, Inc. (South Korea)*	59,521	1,164,885
McDonald’s Corp.	53,296	13,157,717
Sands China Ltd. (Macau)*	1,183,122	2,867,058
Trip.com Group Ltd. (China)*	51,150	1,448,017
Wyndham Hotels & Resorts, Inc.	7,243	476,010
Yum China Holdings, Inc. (China)	28,555	1,413,655

		30,306,484

	Shares	Value

COMMON STOCKS (continued)
Household Durables — 0.5%
Century Communities, Inc.	16,125	$725,141
Midea Group Co. Ltd. (China) (Class A Stock)	77,800	701,918
NVR, Inc.*	1,618	6,478,699
Tri Pointe Homes, Inc.*	49,344	832,433

		8,738,191

Household Products — 1.9%
Colgate-Palmolive Co.	192,247	15,406,675
Procter & Gamble Co. (The)	91,388	13,140,680
Spectrum Brands Holdings, Inc.(a)	19,128	1,568,879

		30,116,234

Industrial Conglomerates — 1.0%
Honeywell International, Inc.	85,412	14,845,460
Siemens AG (Germany)	19,984	2,028,545

		16,874,005

Insurance — 8.6%
AIA Group Ltd. (Hong Kong)	858,979	9,327,214
Aon PLC (Class A Stock)	10,531	2,840,000
Arch Capital Group Ltd.*	53,157	2,418,112
Arthur J. Gallagher & Co.	31,259	5,096,467
Assured Guaranty Ltd.	15,196	847,785
AXA SA (France)	142,019	3,243,768
Chubb Ltd.	111,821	21,981,772
Direct Line Insurance Group PLC (United Kingdom)	287,216	881,458
Enstar Group Ltd.*	14,699	3,145,292
Globe Life, Inc.	52,848	5,151,095
Intact Financial Corp. (Canada)	118,023	16,647,184
Kemper Corp.	24,720	1,184,088
Manulife Financial Corp. (Canada)	76,376	1,324,357
Markel Corp.*	5,330	6,893,023
Marsh & McLennan Cos., Inc.	113,080	17,555,670
MetLife, Inc.	133,429	8,378,007
Old Mutual Ltd. (South Africa)	1,246,276	847,617
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	251,000	1,703,044
ProAssurance Corp.	35,864	847,466
Progressive Corp. (The)	98,833	11,491,313
Reinsurance Group of America, Inc.	9,388	1,101,119
SiriusPoint Ltd. (Bermuda)*	89,989	487,740
T&D Holdings, Inc. (Japan)	498,600	5,943,083
Talanx AG (Germany)	44,858	1,711,809
Tokio Marine Holdings, Inc. (Japan)	59,239	3,479,746
White Mountains Insurance Group Ltd.(a)	2,884	3,593,839

		138,122,068

Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	5,558	12,112,327
Alphabet, Inc. (Class C Stock)*	2,508	5,486,125
Meta Platforms, Inc. (Class A Stock)*	19,930	3,213,712
Tencent Holdings Ltd. (China)	47,700	2,140,338
Z Holdings Corp. (Japan)	261,300	761,072

		23,713,574

SEE NOTES TO FINANCIAL STATEMENTS.
A226

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd. (China)*	123,717	$1,761,748
Amazon.com, Inc.*	97,941	10,402,314
Coupang, Inc. (South Korea)*(a)	31,683	403,958
Meituan (China) (Class B Stock), 144A*	51,400	1,286,812
Shutterstock, Inc.	12,836	735,631

		14,590,463

IT Services — 4.2%
Accenture PLC (Class A Stock)	46,119	12,804,940
Capgemini SE (France)	16,319	2,791,799
Cognizant Technology Solutions Corp. (Class A Stock)	37,459	2,528,108
Concentrix Corp.(a)	6,016	816,010
Edenred (France)	86,670	4,083,114
Fidelity National Information Services, Inc.	46,172	4,232,587
FleetCor Technologies, Inc.*	18,517	3,890,607
Gartner, Inc.*	14,700	3,554,901
Global Payments, Inc.	17,606	1,947,928
GoDaddy, Inc. (Class A Stock)*	107,120	7,451,267
Mastercard, Inc. (Class A Stock)	21,275	6,711,837
Okta, Inc.*	13,696	1,238,119
Visa, Inc. (Class A Stock)(a)	77,342	15,227,866
WNS Holdings Ltd. (India), ADR*	13,733	1,025,031

		68,304,114

Life Sciences Tools & Services — 1.3%
Danaher Corp.	64,850	16,440,772
ICON PLC (Ireland)*	16,445	3,563,632
Syneos Health, Inc.*	15,112	1,083,228

		21,087,632

Machinery — 1.6%
CNH Industrial NV (United Kingdom)	211,600	2,452,319
Fortive Corp.	105,813	5,754,111
Graco, Inc.	28,461	1,690,868
IDEX Corp.	23,822	4,326,790
Ingersoll Rand, Inc.	39,667	1,669,187
John Bean Technologies Corp.	7,668	846,701
Luxfer Holdings PLC (United Kingdom	45,142	682,547
Makita Corp. (Japan)	41,300	1,026,176
Nabtesco Corp. (Japan)	41,300	962,548
PACCAR, Inc.	47,254	3,890,894
Sandvik AB (Sweden)	84,340	1,369,501
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	252,000	715,444

		25,387,086

Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS(a)	1,197,747	4,482,282

Media — 1.1%
Cable One, Inc.(a)	3,977	5,127,625
Comcast Corp. (Class A Stock)	200,150	7,853,886
Publicis Groupe SA (France)	66,374	3,249,264

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
WideOpenWest, Inc.*(a)	43,665	$795,140

		17,025,915

Metals & Mining — 0.6%
Anglo American PLC (South Africa)	86,141	3,080,986
Glencore PLC (Australia)*	595,658	3,223,370
Rio Tinto PLC (Australia)	57,995	3,472,741

		9,777,097

Multi-Utilities — 0.8%
Engie SA (France)	141,604	1,631,090
National Grid PLC (United Kingdom)	250,477	3,202,581
Sempra Energy	54,405	8,175,439

		13,009,110

Oil, Gas & Consumable Fuels — 2.6%
Brigham Minerals, Inc. (Class A Stock)	30,597	753,604
Canadian Natural Resources Ltd. (Canada)	57,102	3,068,478
ConocoPhillips	96,751	8,689,207
Coterra Energy, Inc.(a)	334,583	8,628,896
Dorian LPG Ltd.	35,041	532,623
Enbridge, Inc. (Canada)	127,420	5,381,099
Galp Energia SGPS SA (Portugal)	83,069	970,882
Pioneer Natural Resources Co.	9,257	2,065,052
Reliance Industries Ltd. (India)*	94,655	3,117,650
TC Energy Corp. (Canada)	65,782	3,407,663
TotalEnergies SE (France)	111,301	5,859,672

		42,474,826

Paper & Forest Products — 0.1%
Mondi PLC (Austria)	80,823	1,430,628
Neenah, Inc.(a)	26,349	899,555

		2,330,183

Personal Products — 0.7%
Unilever PLC (United Kingdom)	46,486	2,114,563
Unilever PLC (United Kingdom), ADR(a)	200,465	9,187,311

		11,301,874

Pharmaceuticals — 5.5%
Almirall SA (Spain)	97,343	1,081,416
Astellas Pharma, Inc. (Japan)	104,100	1,621,176
AstraZeneca PLC (United Kingdom)	67,320	8,856,069
Daiichi Sankyo Co. Ltd. (Japan)	59,800	1,514,039
Eisai Co. Ltd. (Japan)	20,480	863,077
Eli Lilly & Co.	48,724	15,797,782
Johnson & Johnson	104,223	18,500,625
Merck & Co., Inc.	128,622	11,726,468
Novartis AG (Switzerland)	107,954	9,123,535
Ono Pharmaceutical Co. Ltd. (Japan)	62,500	1,600,166
Pfizer, Inc.	264,083	13,845,872
Sanofi (France)	18,772	1,886,783
UCB SA (Belgium)	31,256	2,641,629

		89,058,637

SEE NOTES TO FINANCIAL STATEMENTS.
A227

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Professional Services — 1.3%
Bureau Veritas SA (France)(a)	285,516	$7,331,646
CBIZ, Inc.*(a)	16,090	642,957
Huron Consulting Group, Inc.*	28,763	1,869,307
ICF International, Inc.(a)	10,265	975,175
Science Applications International Corp.	65,425	6,091,068
Sterling Check Corp.*(a)	36,070	588,302
Wolters Kluwer NV (Netherlands)	30,502	2,959,687

		20,458,142

Real Estate Management & Development — 0.3%
CK Asset Holdings Ltd. (Hong Kong)	257,500	1,822,088
Mitsubishi Estate Co. Ltd. (Japan)	64,800	951,383
Nexity SA (France)	26,268	704,011
Tricon Residential, Inc. (Canada)	197,161	1,998,874

		5,476,356

Road & Rail — 1.3%
AMERCO(a)	6,153	2,942,549
Canadian National Railway Co. (Canada)	67,564	7,599,900
Union Pacific Corp.(a)	45,345	9,671,182

		20,213,631

Semiconductors & Semiconductor Equipment — 1.0%
ASE Technology Holding Co. Ltd. (Taiwan)	301,000	771,694
Globalwafers Co. Ltd. (Taiwan)	68,400	1,043,381
NXP Semiconductors NV (China)(a)	43,100	6,380,093
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	136,025	2,176,053
Taiwan Semiconductor Manufacturing
Co. Ltd. (Taiwan), ADR	41,063	3,356,900
Texas Instruments, Inc.	15,620	2,400,013

		16,128,134

Software — 3.7%
ACI Worldwide, Inc.*	35,561	920,674
Black Knight, Inc.*	114,178	7,466,099
Constellation Software, Inc. (Canada)	7,595	11,274,905
Microsoft Corp.	128,978	33,125,420
Palo Alto Networks, Inc.*	4,657	2,300,279
Progress Software Corp.	26,245	1,188,899
Salesforce, Inc.*	13,085	2,159,548
Topicus.com, Inc. (Netherlands)*	7,947	448,408

		58,884,232

Specialty Retail — 2.2%
CarMax, Inc.*(a)	32,093	2,903,775
Five Below, Inc.*(a)	4,270	484,346
Home Depot, Inc. (The)	8,860	2,430,032
Industria de Diseno Textil SA (Spain)	112,703	2,553,319
Lowe’s Cos., Inc.	42,163	7,364,611
Monro, Inc.(a)	24,152	1,035,638
TJX Cos., Inc. (The)	289,727	16,181,253
Ulta Beauty, Inc.*	4,505	1,736,588

		34,689,562

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	134,680	$18,413,450
Samsung Electronics Co. Ltd. (South Korea)	59,357	2,608,932

		21,022,382

Textiles, Apparel & Luxury Goods — 1.2%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	12,395	1,322,435
Deckers Outdoor Corp.*	3,270	834,995
Kontoor Brands, Inc.(a)	29,977	1,000,332
Li Ning Co. Ltd. (China)	274,500	2,544,456
NIKE, Inc. (Class B Stock)	131,946	13,484,881

		19,187,099

Thrifts & Mortgage Finance — 0.1%
NMI Holdings, Inc. (Class A Stock)*	49,550	825,007

Tobacco — 1.0%
British American Tobacco PLC (United Kingdom)	92,364	3,952,933
Philip Morris International, Inc.	125,170	12,359,286

		16,312,219

Trading Companies & Distributors — 0.9%
AerCap Holdings NV (Ireland)*(a)	59,517	2,436,626
Air Lease Corp.	28,356	947,941
Brenntag SE (Germany)	94,621	6,171,858
Fastenal Co.(a)	41,404	2,066,888
GATX Corp.(a)	9,507	895,179
Triton International Ltd. (Bermuda)(a)	36,415	1,917,250

		14,435,742

Wireless Telecommunication Services — 0.7%
Bharti Airtel Ltd. (India)*	415,469	3,610,948
KDDI Corp. (Japan)	72,944	2,303,296
SoftBank Corp. (Japan)	160,200	1,778,481
T-Mobile US, Inc.*	30,077	4,046,560

		11,739,285

TOTAL COMMON STOCKS (cost $1,362,279,699)		1,387,055,536

EXCHANGE-TRADED FUND — 0.1%
iShares MSCI ACWI ETF(a)	23,436	1,966,046

(cost $2,263,899)
TOTAL LONG-TERM INVESTMENTS (cost $1,364,543,598)		1,389,021,582

SHORT-TERM INVESTMENTS — 21.6%
AFFILIATED MUTUAL FUND — 7.2%
PGIM Institutional Money Market Fund (cost $115,464,299; includes $115,372,955 of cash collateral for securities on loan)(b)(we)	115,560,950	115,456,945

UNAFFILIATED FUND — 11.5%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	185,090,521	185,090,521

(cost $185,090,521)

SEE NOTES TO FINANCIAL STATEMENTS.
A228

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Value

OPTIONS PURCHASED*~ — 2.9% (cost $45,226,730)	$47,558,016

TOTAL SHORT-TERM INVESTMENTS (cost $345,781,550)	348,105,482

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—107.9% (cost $1,710,325,148)	1,737,127,064

OPTIONS WRITTEN*~ — (1.1)% (premiums received $19,690,108)	(18,062,704)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.8% (cost $1,690,635,040)	1,719,064,360
Liabilities in excess of other assets(z) — (6.8)%	(108,719,204)

NET ASSETS — 100.0%	$1,610,345,156

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,375,853; cash collateral of $115,372,955 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

S&P 500 Index	Put	07/15/22	$3,650.00	438	44	$1,526,430
S&P 500 Index	Put	08/19/22	$3,725.00	640	64	7,653,120
S&P 500 Index	Put	09/16/22	$3,775.00	1,071	107	18,207,000
S&P 500 Index	Put	12/16/22	$3,700.00	413	41	8,751,057
S&P 500 Index	Put	12/16/22	$3,775.00	429	43	11,420,409

Total Options Purchased (cost $ 45,226,730)						$47,558,016

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

S&P 500 Index	Put	07/15/22	$3,250.00	438	44	$(153,300)
S&P 500 Index	Put	08/19/22	$3,325.00	320	32	(928,640)
S&P 500 Index	Put	09/16/22	$3,375.00	1,071	107	(6,136,830)
S&P 500 Index	Put	12/16/22	$3,350.00	413	41	(4,880,834)
S&P 500 Index	Put	12/16/22	$3,450.00	429	43	(5,963,100)

Total Options Written (premiums received $ 19,690,108)						$(18,062,704)

SEE NOTES TO FINANCIAL STATEMENTS.
A229

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
121	NASDAQ 100 E-Mini Index	Sep. 2022	$27,901,390	$(2,701,946)

Short Positions:
255	Mini MSCI Emerging Markets Index	Sep. 2022	12,784,425	339,872
142	S&P/TSX 60 Index	Sep. 2022	25,207,427	499,303

				839,175

				$(1,862,771)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen, Expiring 09/21/22	Standard Chartered Bank	JPY 7,940,800	$61,732,891	$58,872,284	$—	$(2,860,607)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar, Expiring 09/21/22	The Toronto-Dominion Bank	CAD 52,900	$42,137,964	$41,102,766	$1,035,198	$—

					$1,035,198	$(2,860,607)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$3,874,123	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$43,459,945	$16,999,880	$—
Air Freight & Logistics	5,049,695	—	—
Auto Components	1,705,361	—	—

SEE NOTES TO FINANCIAL STATEMENTS.
A230

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Automobiles	$—	$2,698,602	$—
Banks	45,202,063	18,422,819	6
Beverages	23,357,477	2,919,271	—
Biotechnology	4,753,733	993,781	—
Building Products	15,205,154	761,812	—
Capital Markets	40,865,198	7,542,929	—
Chemicals	37,953,496	1,695,405	—
Commercial Services & Supplies	22,136,882	995,902	—
Communications Equipment	13,937,230	—	—
Construction & Engineering	666,574	4,209,476	—
Construction Materials	—	1,488,272	—
Consumer Finance	17,433,656	—	—
Containers & Packaging	5,328,299	4,454,126	—
Distributors	3,047,458	1,106,503	—
Diversified Financial Services	4,364,225	—	—
Diversified Telecommunication Services	3,085,143	10,548,810	—
Electric Utilities	17,216,616	4,210,422	—
Electrical Equipment	6,295,758	2,305,379	—
Electronic Equipment, Instruments & Components	10,202,320	889,854	—
Energy Equipment & Services	1,742,799	—	—
Equity Real Estate Investment Trusts (REITs)	36,930,631	764,613	—
Food & Staples Retailing	5,216,486	2,056,689	—
Food Products	12,713,429	5,732,732	—
Gas Utilities	5,476,661	2,370,830	—
Health Care Equipment & Supplies	46,091,201	1,682,841	—
Health Care Providers & Services	56,695,526	—	—
Hotels, Restaurants & Leisure	18,726,516	11,579,968	—
Household Durables	8,036,273	701,918	—
Household Products	30,116,234	—	—
Industrial Conglomerates	14,845,460	2,028,545	—
Insurance	110,984,329	27,137,739	—
Interactive Media & Services	20,812,164	2,901,410	—
Internet & Direct Marketing Retail	11,541,903	3,048,560	—
IT Services	61,429,201	6,874,913	—
Life Sciences Tools & Services	21,087,632	—	—
Machinery	18,861,098	6,525,988	—
Marine	—	4,482,282	—
Media	13,776,651	3,249,264	—
Metals & Mining	—	9,777,097	—
Multi-Utilities	8,175,439	4,833,671	—
Oil, Gas & Consumable Fuels	32,526,622	9,948,204	—
Paper & Forest Products	899,555	1,430,628	—
Personal Products	9,187,311	2,114,563	—
Pharmaceuticals	59,870,747	29,187,890	—
Professional Services	10,166,809	10,291,333	—
Real Estate Management & Development.	1,998,874	3,477,482	—
Road & Rail	20,213,631	—	—
Semiconductors & Semiconductor Equipment	12,137,006	3,991,128	—
Software	58,884,232	—	—
Specialty Retail	32,136,243	2,553,319	—
Technology Hardware, Storage & Peripherals	18,413,450	2,608,932	—
Textiles, Apparel & Luxury Goods	15,320,208	3,866,891	—
Thrifts & Mortgage Finance	825,007	—	—
Tobacco	12,359,286	3,952,933	—
Trading Companies & Distributors	8,263,884	6,171,858	—
Wireless Telecommunication Services	4,046,560	7,692,725	—
Exchange-Traded Fund	1,966,046	—	—

SEE NOTES TO FINANCIAL STATEMENTS.
A231

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Fund	$115,456,945	$—	$—
Unaffiliated Fund	185,090,521	—	—
Options Purchased	47,558,016	—	—

Total	$1,471,846,869	$265,280,189	$ 6

Liabilities
Options Written	$(18,062,704)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$839,175	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	1,035,198	—

Total	$839,175	$1,035,198	$—

Liabilities
Futures Contracts	$(2,701,946)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(2,860,607)	—

Total	$(2,701,946)	$(2,860,607)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Unaffiliated Fund	11.5%
Insurance	8.6
Affiliated Mutual Fund (7.2% represents investments purchased with collateral from securities on loan)	7.2
Pharmaceuticals	5.5
IT Services	4.2
Banks	3.9
Aerospace & Defense	3.8
Software	3.7
Health Care Providers & Services	3.5
Capital Markets	3.0
Health Care Equipment & Supplies	3.0
Options Purchased	2.9
Oil, Gas & Consumable Fuels	2.6
Chemicals	2.5
Equity Real Estate Investment Trusts (REITs)	2.3
Specialty Retail	2.2
Hotels, Restaurants & Leisure	1.9
Household Products	1.9
Beverages	1.6
Machinery	1.6
Interactive Media & Services	1.5
Commercial Services & Supplies	1.4
Electric Utilities	1.3
Life Sciences Tools & Services	1.3
Technology Hardware, Storage & Peripherals	1.3
Professional Services	1.3
Road & Rail	1.3

Textiles, Apparel & Luxury Goods	1.2%
Food Products	1.1
Consumer Finance	1.1
Media	1.1
Industrial Conglomerates	1.0
Tobacco	1.0
Semiconductors & Semiconductor Equipment	1.0
Building Products	1.0
Internet & Direct Marketing Retail	0.9
Trading Companies & Distributors	0.9
Communications Equipment	0.9
Diversified Telecommunication Services	0.8
Multi-Utilities	0.8
Wireless Telecommunication Services	0.7
Personal Products	0.7
Electronic Equipment, Instruments & Components	0.7
Containers & Packaging	0.6
Metals & Mining	0.6
Household Durables	0.5
Electrical Equipment	0.5
Gas Utilities	0.5
Food & Staples Retailing	0.5
Biotechnology	0.4
Real Estate Management & Development	0.3
Air Freight & Logistics	0.3
Construction & Engineering	0.3
Marine	0.3
Diversified Financial Services	0.3

SEE NOTES TO FINANCIAL STATEMENTS.
A232

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Distributors	0.3%
Automobiles	0.2
Paper & Forest Products	0.1
Exchange-Traded Fund	0.1
Energy Equipment & Services	0.1
Auto Components	0.1
Construction Materials	0.1

Thrifts & Mortgage Finance	0.1%

107.9
Options Written	(1.1)
Liabilities in excess of other assets	(6.8)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$839,175	*	Due from/to broker-variation margin futures	$2,701,946	*
Equity contracts	Unaffiliated investments	47,558,016		Options written outstanding, at value	18,062,704
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,035,198		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,860,607

		$49,432,389			$23,625,257

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts

Equity contracts	$14,334,225	$5,952,317	$2,818,792	$—
Foreign exchange contracts	—	—	—	(9,019,565)

Total	$14,334,225	$5,952,317	$2,818,792	$(9,019,565)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Contracts Exchange Currency
Equity contracts	$24,338,191	$(11,604,670)	$896,463	$—
Foreign exchange contracts	—	—	—	(966,730)

Total	$24,338,191	$(11,604,670)	$896,463	$(966,730)

SEE NOTES TO FINANCIAL STATEMENTS.
A233

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$48,996,645
Options Written (2)	275,733
Futures Contracts - Long Positions (2)	34,459,993
Futures Contracts - Short Positions (2)	95,963,475
Forward Foreign Currency Exchange Contracts - Purchased (3)	66,905,552
Forward Foreign Currency Exchange Contracts - Sold (3)	41,751,665

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$111,375,853	$(111,375,853)	$—

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Standard Chartered Bank	$—	$(2,860,607)	$(2,860,607)	$—	$(2,860,607)
The Toronto-Dominion Bank	1,035,198	—	1,035,198	—	1,035,198

	$1,035,198	$(2,860,607)	$(1,825,409)	$—	$(1,825,409)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.
A234

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)	STATEMENT OF OPERATIONS (unaudited)
as of June 30, 2022	Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $111,375,853:
Unaffiliated investments (cost $1,594,860,849)	$1,621,670,119
Affiliated investments (cost $115,464,299)	115,456,945
Foreign currency, at value (cost $900,532)	907,853
Receivable for investments sold	5,718,412
Deposit with broker for centrally cleared/exchange-traded derivatives	3,874,123
Dividends receivable	2,061,615
Tax reclaim receivable	1,801,713
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,035,198
Receivable for Portfolio shares sold	263,423
Receivable from affiliate	10,692
Due from broker-variation margin futures	1,495
Prepaid expenses and other assets	182,013

Total Assets	1,752,983,601

LIABILITIES
Payable to broker for collateral for securities on loan	115,372,955
Options written outstanding, at value (premiums received $19,690,108)	18,062,704
Payable for investments purchased	4,626,023
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,860,607
Payable to affiliate	896,758
Management fee payable	529,101
Accrued expenses and other liabilities	197,051
Distribution fee payable	44,427
Payable for Portfolio shares purchased	33,169
Foreign capital gains tax liability accrued	15,138
Affiliated transfer agent fee payable	512

Total Liabilities	142,638,445

NET ASSETS	$1,610,345,156

Net assets were comprised of:
Partners’ Equity	$1,610,345,156

Net asset value and redemption price per share, $1,610,345,156 / 87,456,884 outstanding shares of beneficial interest	$18.41

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $768,409 foreign withholding tax, of which $57,941 is reimbursable by an affiliate)	$16,853,541
Income from securities lending, net (including affiliated income of $36,676)	60,382

Total income	16,913,923

EXPENSES
Management fee	7,419,314
Distribution fee	2,287,368
Custodian and accounting fees	114,040
Trustees’ fees	17,791
Legal fees and expenses	14,356
Audit fee	14,034
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,709
Shareholders’ reports	3,625
Miscellaneous	35,353

Total expenses	9,909,590
Less: Fee waiver and/or expense reimbursement	(608,940)

Net expenses	9,300,650

NET INVESTMENT INCOME (LOSS)	7,613,273

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,243)) (net of foreign capital gains taxes $(8,949))	132,911,669
Futures transactions	2,818,792
Forward currency contract transactions	(9,019,565)
Options written transactions	5,952,317
Foreign currency transactions	(16,276)

132,646,937

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(5,470)) (net of change in foreign capital gains taxes $(2,165))	(356,378,729)
Futures	896,463
Forward currency contracts	(966,730)
Options written	(11,604,670)
Foreign currencies	(68,526)

(368,122,192)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(235,475,255)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(227,861,982)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,613,273	$10,656,270
Net realized gain (loss) on investment and foreign currency transactions	132,646,937	136,070,484
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(368,122,192)	86,631,065

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(227,861,982)	233,357,819

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,582,270 and 754,660 shares, respectively].	49,426,802	15,000,629
Portfolio shares purchased [12,995,975 and 11,966,980 shares, respectively]	(248,925,570)	(236,834,711)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(199,498,768)	(221,834,082)

TOTAL INCREASE (DECREASE)	(427,360,750)	11,523,737
NET ASSETS:
Beginning of period	2,037,705,906	2,026,182,169

End of period	$1,610,345,156	$2,037,705,906

SEE NOTES TO FINANCIAL STATEMENTS.
A235

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$20.82		$18.57	$17.42	$14.45		$15.21		$13.39

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.10	0.11	0.16		0.14		0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.49)		2.15	1.04	2.81		(0.90)		1.71

Total from investment operations	(2.41)		2.25	1.15	2.97		(0.76)		1.82

Capital Contributions	—		—	—	—	(b)(c)(d)	—	(c)(d)	—

Net Asset Value, end of period	$18.41		$20.82	$18.57	$17.42		$14.45		$15.21

Total Return(e)	(11.58)%		12.06%	6.66%	20.55	%(f)	(5.00	)%(f)	13.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,610		$2,038	$2,026	$2,127		$1,779		$2,231
Average net assets (in millions)	$1,845		$2,050	$1,862	$2,031		$2,101		$2,169
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.02	%(h)	1.02%	1.03%	1.03%		1.03%		1.08%
Expenses before waivers and/or expense reimbursement	1.09	%(h)	1.08%	1.08%	1.09%		1.08%		1.09%
Net investment income (loss)	0.83	%(h)	0.52%	0.67%	0.98%		0.92%		0.80%
Portfolio turnover rate(i)	34%		47%	89%	58%		48%		59%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A236

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2022 consisted of 60 separate portfolios. The information presented in these financial statements pertains only to the 24 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for AST Cohen & Steers Realty Portfolio, which is a non-diversified portfolio for purposes of the 1940 Act, and therefore, may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)
AST American Funds Growth Allocation Portfolio (“American Funds Growth Allocation”)	Long-term growth of capital and secondarily to generate income.
AST BlackRock 60/40 Target Allocation ETF Portfolio (“BlackRock 60/40 Target Allocation ETF”)	Long-term capital appreciation.
AST BlackRock 80/20 Target Allocation ETF Portfolio (“BlackRock 80/20 Target Allocation ETF”)	Long-term capital appreciation.
AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”)	Income, capital preservation, and capital appreciation.
AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”)	Maximize total return through investment in real estate securities.
AST Emerging Markets Equity Portfolio (“Emerging Markets Equity”)	Long-term capital appreciation.
AST Franklin 85/15 Diversified Allocation Portfolio (“Franklin 85/15 Diversified Allocation”)	High risk-adjusted returns compared to its blended index.
AST International Growth Portfolio (“International Growth”)	Long-term growth of capital.
AST International Value Portfolio (“International Value”)	Capital growth.
AST J.P. Morgan International Equity Portfolio (“J.P. Morgan International Equity”)	Capital growth.

B1

Portfolio	Investment Objective(s)
AST Large-Cap Core Portfolio (“Large-Cap Core”)	Long-term capital appreciation.
AST Large-Cap Growth Portfolio (“Large-Cap Growth”) formerly known as AST T. Rowe Price Large-Cap Growth Portfolio	Long-term growth of capital.
AST Large-Cap Value Portfolio (“Large-Cap Value”) formerly known as AST Hotchkis & Wiley Large-Cap Value Portfolio	Current income and long-term growth of income, as well as capital appreciation.
AST MFS Global Equity Portfolio (“MFS Global Equity”)	Capital growth.
AST Mid-Cap Growth Portfolio (“Mid-Cap Growth”)	Long-term growth of capital.
AST Mid-Cap Value Portfolio (“Mid-Cap Value”)	Capital growth.
AST Prudential Flexible Multi-Strategy Portfolio (“Prudential Flexible Multi-Strategy”)	Capital appreciation.
AST QMA International Core Equity Portfolio (“QMA International Core Equity”)	Long-term capital appreciation.
AST Small-Cap Growth Portfolio (“Small-Cap Growth”)	Long-term capital growth.
AST Small-Cap Growth Opportunities Portfolio (“Small-Cap Growth Opportunities”)	Capital growth.
AST Small-Cap Value Portfolio (“Small-Cap Value”)	Long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.
AST T. Rowe Price Diversified Real Growth Portfolio (“T. Rowe Price Diversified Real Growth”)	Long-term capital appreciation and secondarily, income.
AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”)

Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.

B2

Portfolio	Investment Objective(s)
AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”)

To outperform a mix of 50% Russell 3000 Index, 20% MSCI EAFE Index, and 30% Bank of America Merrill Lynch Three-Month US Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in Wellington Management’s equity investment strategies.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued.

B3

Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly,

B4

holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount.

B5

This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into

B6

on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Portfolios held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Portfolios until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeit their eligibility to realize future gains (losses) with respect to the security.

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Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Master Limited Partnerships (MLPs): Certain Portfolios invested in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and

B8

administrative services. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios.

Portfolio	Subadviser(s)
American Funds Growth Allocation	Capital International, Inc.
BlackRock 60/40 Target Allocation ETF	BlackRock Financial Management, Inc. (“BlackRock”)
BlackRock 80/20 Target Allocation ETF	BlackRock
ClearBridge Dividend Growth	ClearBridge Investments, LLC (“ClearBridge”)
Cohen & Steers Realty	Cohen & Steers Capital Management, Inc.
Emerging Markets Equity	AQR Capital Management, LLC; J.P. Morgan Investment Management, Inc. (“J.P. Morgan”); Martin Currie, Inc.
Franklin 85/15 Diversified Allocation	ClearBridge; Franklin Advisers, Inc; Western Asset Management Company, LLC; Western Asset Management Company Limited
International Growth	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); Neuberger Berman Investment Advisers, LLC; William Blair Investment Management, LLC
International Value	Lazard Asset Management, LLC; LSV Asset Management
J.P. Morgan International Equity	J.P. Morgan
Large-Cap Core	J.P. Morgan; Massachusetts Financial Services Company (“MFS”); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”, a wholly-owned subsidiary of PGIM, Inc.)
Large-Cap Growth	T. Rowe Price Associates, Inc. (“T. Rowe”); Effective June 11, 2022: ClearBridge; Jennison; MFS
Large-Cap Value	Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”); Effective February 12, 2022: MFS; T. Rowe; Wellington Management Company, LLP (“Wellington”)
MFS Global Equity	MFS
Mid-Cap Growth	MFS; Victory Capital Management, Inc. (“Victory Capital”)
Mid-Cap Value	MFS; Victory Capital; Wellington
Prudential Flexible Multi-Strategy	Jennison; PGIM Limited; PGIM Quantitative Solutions; PGIM Fixed Income, which is a business unit of PGIM, Inc.*
QMA International Core Equity	PGIM Quantitative Solutions
Small-Cap Growth	Emerald Mutual Fund Advisers Trust; UBS Asset Management (Americas), Inc.
Small-Cap Growth Opportunities	Victory Capital; Wellington
Small-Cap Value	J.P. Morgan; Effective January 29, 2022: Boston Partners Global Investors, Inc; Goldman Sachs Asset Management, L.P.; Hotchkis & Wiley; Until February 18, 2022 LMCG Investments, LLC
T. Rowe Price Diversified Real Growth	T. Rowe; T. Rowe Price International Ltd; T. Rowe Price Japan, Inc.; T. Rowe Price Hong Kong Limited
T. Rowe Price Natural Resources	T. Rowe
Wellington Management Hedged Equity	Wellington

*

The asset allocation strategy for the Portfolio is determined by PGIM Quantitative Solutions, as described in the Portfolio’s Prospectus. During the reporting period ended June 30, 2022, Jennison and PGIM Fixed Income/PGIM Limited were not allocated assets to manage.

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the

B9

Investment Manager may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
American Funds Growth Allocation	0.6825% first $300 million;	0.67%	0.35%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
BlackRock 60/40 Target Allocation ETF	0.525% first $300 million;	0.52%	0.28%
	0.515% on next $200 million;
	0.505% on next $250 million;
	0.495% on next $2.5 billion;
	0.485% on next $2.75 billion;
	0.455% on next $4 billion;
	0.435% in excess of $10 billion
BlackRock 80/20 Target Allocation ETF	0.525% first $300 million;	0.52%	0.29%
	0.515% on next $200 million;
	0.505% on next $250 million;
	0.495% on next $2.5 billion;
	0.485% on next $2.75 billion;
	0.455% on next $4 billion;
	0.435% in excess of $10 billion
ClearBridge Dividend Growth	0.6825% first $300 million;	0.67%	0.64%
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
Cohen & Steers Realty	0.8325% first $300 million;	0.83%	0.82%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
Emerging Markets Equity	0.9325% first $300 million;	0.93%	0.88%
	0.9225% on next $200 million;
	0.9125% on next $250 million;
	0.9025% on next $2.5 billion;
	0.8925% on next $2.75 billion;
	0.8625% on next $4 billion;
	0.8425% in excess of $10 billion
Franklin 85/15 Diversified Allocation	0.7325% first $300 million;	0.73%	0.65%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion

B10

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
International Growth	0.8325% first $300 million;	0.83%	0.74%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
International Value	0.8325% first $300 million;	0.83%	0.75%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
J.P. Morgan International Equity	0.8325% first $75 million;	0.71%	0.71%
	0.6825% on next $225 million;
	0.6725% on next $200 million;
	0.6625% on next $250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
Large-Cap Core	0.5825% first $300 million;	0.58%	0.50%
	0.5725% on next $200 million;
	0.5625% on next $250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $2.75 billion;
	0.5125% on next $4 billion;
	0.4925% in excess of $10 billion
Large-Cap Growth	0.7325% first $300 million;	0.68%	0.61%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $250 million;
	0.6525% on next $2.25 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
Large-Cap Value	0.5825% first $300 million;	0.56%	0.54%
	0.5725% on next $200 million;
	0.5625% on next $250 million;
	0.5525% on next $2.5 billion;
	0.5425% on next $2.75 billion;
	0.5125% on next $4 billion;
	0.4925% in excess of $10 billion
MFS Global Equity	0.8325% first $300 million;	0.82%	0.82%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion
Mid-Cap Growth	0.8325% first $300 million;	0.82%	0.77%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion

B11

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Mid-Cap Value	0.7325% first $300 million;	0.72%	0.69%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $250 million;
	0.6525% on next $2.25 billion;
	0.6425% on next $2.75 billion;
	0.6125% on next $4 billion;
	0.5925% in excess of $10 billion
Prudential Flexible Multi-Strategy	0.7825% first $300 million;	0.78%	0.60%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion
QMA International Core Equity	0.7325% first $300 million;	0.73%	0.34%
	0.7225% on next $200 million;
	0.71625% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.5125% on next $4 billion;
	0.6625% in excess of $10 billion
Small-Cap Growth	0.7325% first $300 million;	0.72%	0.71%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
Small-Cap Growth Opportunities	0.7825% first $300 million;	0.78%	0.76%
	0.7725% on next $200 million;
	0.7625% on next $250 million;
	0.7525% on next $2.5 billion;
	0.7425% on next $2.75 billion;
	0.7125% on next $4 billion;
	0.6925% in excess of $10 billion
Small-Cap Value	0.7325% first $300 million;	0.72%	0.70%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
T. Rowe Price Diversified Real Growth	0.7325% first $300 million;	0.73%	0.46%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion
T. Rowe Price Natural Resources	0.7325% first $300 million;	0.73%	0.70%
	0.7225% on next $200 million;
	0.7125% on next $250 million;
	0.7025% on next $2.5 billion;
	0.6925% on next $2.75 billion;
	0.6625% on next $4 billion;
	0.6425% in excess of $10 billion

B12

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
Wellington Management Hedged Equity	0.8325% first $300 million;	0.81%	0.74%
	0.8225% on next $200 million;
	0.8125% on next $250 million;
	0.8025% on next $2.5 billion;
	0.7925% on next $2.75 billion;
	0.7625% on next $4 billion;
	0.7425% in excess of $10 billion

Portfolio	Fee Waivers and/or Expense Limitations
American Funds Growth Allocation	contractually limit expenses to 0.92% through June 30, 2023(a)(b)
BlackRock 60/40 Target Allocation ETF	contractually limit expenses to 0.75% through June 30, 2023(a)(b)
BlackRock 80/20 Target Allocation ETF	contractually limit expenses to 0.75% through June 30, 2023(a)(b)
ClearBridge Dividend Growth	contractually waive 0.012% through June 30, 2023; contractually limit expenses to 0.91% through June 30, 2023
Cohen & Steers Realty	contractually limit expenses to 1.10% through June 30, 2023
Emerging Markets Equity	contractually limit expenses to 1.28% through June 30, 2023
Franklin 85/15 Diversified Allocation	contractually waive 0.018% through June 30, 2023; contractually limit expenses to 1.07% through June 30, 2023(c)
International Growth	contractually waive 0.02% through June 30, 2023; contractually limit expenses to 1.06% through June 30, 2023
International Value	contractually limit expenses to 1.08% through June 30, 2023
Large-Cap Core	contractually waive 0.015% through June 30, 2023; contractually limit expenses to 0.80% through June 30, 2023
Large-Cap Growth	contractually waive 0.0473% through June 30, 2023; contractually limit expenses to 0.88% through June 10, 2022; effective June 11, 2022, contractually limit expenses to 0.87% through June 30, 2023
Large-Cap Value

contractually waive 0.009%

through June 30, 2023;

contractually limit expenses to 0.81%

through February 11, 2022;

effective February 12, 2022,

contractually limit expenses to 0.80%

through June 30, 2023

B13

Portfolio	Fee Waivers and/or Expense Limitations
MFS Global Equity	contractually waive 0.0067% through June 30, 2023
Mid-Cap Growth	contractually waive 0.0047% through June 30, 2023; contractually limit expenses to 1.05% through June 30, 2023
Mid-Cap Value

contractually waive 0.0051%

through June 30, 2023;

effective February 12, 2022,

contractually waive additional

0.0034% through June 30, 2023;

contractually limit expenses to 0.97%

through June 30, 2023

Prudential Flexible Multi-Strategy	contractually limit expenses to 1.15% through June 30, 2023(d)(e)
QMA International Core Equity	contractually limit expenses to 0.99% through June 30, 2023
Small-Cap Growth	contractually waive 0.004% through June 30, 2023; contractually limit expenses to 0.99% through June 30, 2023
Small-Cap Growth Opportunities	effective February 12, 2022, contractually waive 0.0141% through June 30, 2023; contractually limit expenses to 1.05% through June 30, 2023
Small-Cap Value	contractually limit expenses to 0.99% through June 10, 2022; effective June 11, 2022, contractually limit expenses to 0.98% through June 30, 2023
T. Rowe Price Diversified Real Growth	contractually waive 0.0128% through June 30, 2023; effective July 1, 2022, contractually waive 0.0114% through June 30, 2023; contractually limit expenses to 1.05% through June 30, 2023(a)(b)
T. Rowe Price Natural Resources	contractually waive 0.0152% through May 31, 2022; effective June 1, 2022, contractually waive 0.112% through June 30, 2023; contractually limit expenses to 0.99% through June 30, 2023
Wellington Management Hedged Equity	contractually waive 0.055% through June 30, 2023; effective February 12, 2022, contractually waive additional 0.0154% through June 30, 2023

(a)

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

(b)	Expense limitation includes the acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the Subadviser.

B14

(c)

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the investment management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation.

(d)	Expense limitation includes the acquired fund fees and expenses due to investments in underlying portfolios of the Trust and funds of other affiliated investment companies.

(e)

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2022, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Cohen & Steers Realty	$8,323
Emerging Markets Equity	298
Franklin 85/15 Diversified Allocation	1,000
International Growth	10,500
J.P. Morgan International Equity	163
Large-Cap Core	983
Large-Cap Growth	1,716
Large-Cap Value	957
Mid-Cap Growth	3,312
Mid-Cap Value	3,978
Small-Cap Growth	24,861
Small-Cap Growth Opportunities	5,379
Small-Cap Value	14,561
Wellington Management Hedged Equity	5,720

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Investments and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

B15

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, certain Portfolios changed their overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2022, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large-Cap Growth	$468,876	$—	$—
MFS Global Equity	—	524,877	291,402
Mid-Cap Growth	548,155	—	—
Mid-Cap Value	—	44,457	16,333
Wellington Management Hedged Equity	—	8,565,826	2,372,696

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as

B16

described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2022 Payments
ClearBridge Dividend Growth	$ 1,508
Emerging Markets Equity	23,525
Franklin 85/15 Diversified Allocation	38,406
International Growth	660,564
International Value	442,965
J.P. Morgan International Equity	108,999
Large-Cap Core	1,105
Large-Cap Growth	49,853
Large-Cap Value	64,701
MFS Global Equity	4,747
Mid-Cap Growth	57
Mid-Cap Value	49
Prudential Flexible Multi-Strategy	6,607
QMA International Core Equity	220,371
Small-Cap Growth Opportunities	4,623
Small-Cap Value	3,541
T. Rowe Price Diversified Real Growth	10,796
T. Rowe Price Natural Resources	47,918
Wellington Management Hedged Equity	57,941

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2022 Payments
ClearBridge Dividend Growth	$ 27,035
Franklin 85/15 Diversified Allocation	46,727
J.P. Morgan International Equity	93,931
Large-Cap Core	1,034
Large-Cap Value	110,105
MFS Global Equity	60,609
Mid-Cap Growth	3,968
Mid-Cap Value	1,745
Prudential Flexible Multi-Strategy	2,877
Small-Cap Value	1,925
T. Rowe Price Diversified Real Growth	11,073
T. Rowe Price Natural Resources	168,568
Wellington Management Hedged Equity	85,277

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2022, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
American Funds Growth Allocation	$268,156,999	$619,134,948
BlackRock 60/40 Target Allocation ETF	79,496,796	139,301,941
BlackRock 80/20 Target Allocation ETF	125,230,835	222,476,879
ClearBridge Dividend Growth	230,127,171	175,405,195
Cohen & Steers Realty	180,370,301	125,535,905

B17

Portfolio	Cost of Purchases	Proceeds from Sales
Emerging Markets Equity	$92,631,393	$253,027,439
Franklin 85/15 Diversified Allocation	254,945,391	340,029,022
International Growth	193,010,312	202,477,923
International Value	67,257,467	78,635,226
J.P. Morgan International Equity	59,433,843	86,700,131
Large-Cap Core	168,445,834	276,205,320
Large-Cap Growth	1,305,005,315	1,409,215,127
Large-Cap Value	1,556,981,144	1,860,201,694
MFS Global Equity	26,201,964	95,776,371
Mid-Cap Growth	385,294,892	453,531,041
Mid-Cap Value	157,133,335	302,060,078
Prudential Flexible Multi-Strategy	32,982,053	35,938,418
QMA International Core Equity	27,226,047	52,381,486
Small-Cap Growth	146,576,177	206,904,848
Small-Cap Growth Opportunities	222,195,367	263,658,282
Small-Cap Value	510,710,750	672,570,009
T. Rowe Price Diversified Real Growth	46,153,778	49,219,573
T. Rowe Price Natural Resources	144,845,090	257,980,868
Wellington Management Hedged Equity	549,922,684	659,205,728

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2022, is presented as follows:

American Funds Growth Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$1,754,815	$22,766,410	$22,761,093	$—	$—	$1,760,132	1,760,132	$5,317

BlackRock 60/40 Target Allocation ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$100,639	$32,887,702	$32,205,136	$—	$—	$783,205	783,205	$3,485

PGIM Institutional Money Market Fund(1)(b)(wa)
65,863,402	547,546,119	589,010,719	(203)	(11,244)	24,387,355	24,409,324	44,538	(2)
$65,964,041	$580,433,821	$621,215,855	$(203)	$(11,244)	$25,170,560		$48,023

BlackRock 80/20 Target Allocation ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$39,485	$47,302,855	$46,023,586	$—	$—	$1,318,754	1,318,754	$4,309

B18

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wa)
$74,269,462	$987,302,115	$1,008,848,525	$(1,062)	$(16,073)	$52,705,917	52,753,395	$89,909	(2)
$74,308,947	$1,034,604,970	$1,054,872,111	$(1,062)	$(16,073)	$54,024,671		$94,218

ClearBridge Dividend Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$17,352,610	$254,387,736	$205,349,979	$(4,856)	$158	$66,385,669	66,445,469	$17,036	(2)

Cohen & Steers Realty

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$4,130,268	$14,892	$4,145,160	$—	$—	$—	—	$94

PGIM Institutional Money Market Fund(1)(b)(wa)
25,153,717	160,332,185	90,967,989	(4,637)	1,253	94,514,529	94,599,669	19,983	(2)
$29,283,985	$160,347,077	$95,113,149	$(4,637)	$1,253	$94,514,529		$20,077

Emerging Markets Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$4,665,586	$13,197,014	$17,862,600	$—	$—	$—	—	$243

PGIM Institutional Money Market Fund(1)(b)(wa)
7,298,562	54,538,093	58,857,189	(206)	(2,687)	2,976,573	2,979,255	3,210	(2)
$11,964,148	$67,735,107	$76,719,789	$(206)	$(2,687)	$2,976,573		$3,453

Franklin 85/15 Diversified Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST Core Fixed Income Portfolio(1)
$96,614,122	$101,332,787	$117,912,408	$(15,157,854)	$(1,489,061)	$63,387,586	6,415,748	$1,032,787
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)
90,571,367	154,084,879	187,555,730	—	—	57,100,516	57,100,516	154,313

B19

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wd)
$8,189,611	$49,709,363	$46,509,806	$(986)	$(1,715)	$11,386,467	11,396,724	$5,089	(2)
$98,760,978	$203,794,242	$234,065,536	$(986)	$(1,715)	$68,486,983		$159,402
$195,375,100	$305,127,029	$351,977,944	$(15,158,840)	$(1,490,776)	$131,874,569		$1,192,189

International Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$5,668,402	$3,341,170	$9,009,572	$—	$—	$—	—	$226

PGIM Institutional Money Market Fund(1)(b)(wa)
9,706,943	99,398,683	96,764,728	(889)	(4,033)	12,335,976	12,347,088	9,389	(2)
$15,375,345	$102,739,853	$105,774,300	$(889)	$(4,033)	$12,335,976		$9,615

International Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$5,852,453	$464,991	$6,317,444	$—	$—	$—	—	$201

PGIM Institutional Money Market Fund(1)(b)(wa)
3,070,518	36,630,057	38,239,360	—	301	1,461,516	1,462,833	6,629	(2)
$8,922,971	$37,095,048	$44,556,804	$—	$301	$1,461,516		$6,830

J.P. Morgan International Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$11,488,805	$156,379	$11,645,184	$—	$—	$—	—	$372

PGIM Institutional Money Market Fund(1)(b)(wa)
5,697,211	70,799,106	62,304,833	(1,251)	4,208	14,194,441	14,207,228	12,216	(2)
$17,186,016	$70,955,485	$73,950,017	$(1,251)	$4,208	$14,194,441		$12,588

Large-Cap Core

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$5,573,897	$3,047,805	$8,621,702	$—	$—	$—	—	$189

B20

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wa)
$1,275,611	$36,980,878	$30,895,865	$(630)	$(1,435)	$7,358,559	7,365,187	$1,432	(2)
$6,849,508	$40,028,683	$39,517,567	$(630)	$(1,435)	$7,358,559		$1,621

Large-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$15,413,440	$8,580,302	$23,993,742	$—	$—	$—	—	$543

PGIM Institutional Money Market Fund(1)(b)(wa)
119,179,440	281,138,546	365,405,444	1,621	(17,205)	34,896,958	34,928,394	36,848	(2)
$134,592,880	$289,718,848	$389,399,186	$1,621	$(17,205)	$34,896,958		$37,391

Large-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$2,939,479	$1,938,098	$4,877,577	$—	$—	$—	—	$61

PGIM Institutional Money Market Fund(1)(b)(wa)
108,137,856	529,098,462	539,917,572	(7,476)	7,997	97,319,267	97,406,933	41,656	(2)
$111,077,335	$531,036,560	$544,795,149	$(7,476)	$7,997	$97,319,267		$41,717

MFS Global Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$4,986,154	$648	$4,986,802	$—	$—	$—	—	$107

PGIM Institutional Money Market Fund(1)(b)(wa)
21,312,659	151,731,365	130,549,273	(4,017)	286	42,491,020	42,529,297	24,102	(2)
$26,298,813	$151,732,013	$135,536,075	$(4,017)	$286	$42,491,020		$24,209

Mid-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$16,668,752	$2,919,022	$19,587,774	$—	$—	$—	—	$298

B21

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wa)
$80,127,355	$441,019,585	$397,872,850	$(6,064)	$(21,353)	$123,246,673	123,357,695	$43,139	(2)
$96,796,107	$443,938,607	$417,460,624	$(6,064)	$(21,353)	$123,246,673		$43,437

Mid-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$8,526,121	$5,266,509	$13,792,630	$—	$—	$—	—	$260

PGIM Institutional Money Market Fund(1)(b)(wa)
30,067,326	253,713,204	202,315,094	(6,306)	(5,780)	81,453,350	81,526,724	26,541	(2)
$38,593,447	$258,979,713	$216,107,724	$(6,306)	$(5,780)	$81,453,350		$26,801

Prudential Flexible Multi-Strategy

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Long-Term Investments - Affiliated Mutual Fund(wd):

AST High Yield Portfolio*(1)
$3,610,669	$—	$—	$(485,493)	$—	$3,125,176	290,714	$—

AST Large-Cap Core Portfolio*(1)
3,657,583	—	—	(676,272)	—	2,981,311	119,062	—

AST Prudential Core Bond Portfolio*(1)
22,768,107	—	22,361,824	(3,669,115)	3,262,832	—	—	—

PGIM Select Real Estate Fund(Class R6)
3,602,053	9,657	—	(788,701)	—	2,823,009	234,859	9,656
$33,638,412	$9,657	$22,361,824	$(5,619,581)	$3,262,832	$8,929,496		$9,656
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)
10,476,160	42,706,670	44,256,973	—	—	8,925,857	8,925,857	23,091

PGIM Institutional Money Market Fund(1)(b)(wd)
—	94,960	75,927	(2)	2	19,033	19,050	20	(2)
$10,476,160	$42,801,630	$44,332,900	$(2)	$2	$8,944,890		$23,111
$44,114,572	$42,811,287	$66,694,724	$(5,619,583)	$3,262,834	$17,874,386		$32,767

QMA International Core Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$2,553,823	$59,112	$2,612,935	$—	$—	$—	—	$87

B22

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wa)
$694,318	$2,232,734	$2,927,048	$—	$(4)	$—	—	$76	(2)
$3,248,141	$2,291,846	$5,539,983	$—	$(4)	$—		$163

Small-Cap Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$13,259,932	$1,138,706	$14,398,638	$—	$—	$—	—	$343

PGIM Institutional Money Market Fund(1)(b)(wa)
139,408,385	419,346,665	372,830,436	(4,008)	(19,478)	185,901,128	186,068,589	84,464	(2)
$152,668,317	$420,485,371	$387,229,074	$(4,008)	$(19,478)	$185,901,128		$84,807

Small-Cap Growth Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$2,614,772	$1,508,420	$4,123,192	$—	$—	$—	—	$118

PGIM Institutional Money Market Fund(1)(b)(wa)
112,010,545	308,856,240	275,575,421	(3,508)	(9,953)	145,277,903	145,408,771	53,014	(2)
$114,625,317	$310,364,660	$279,698,613	$(3,508)	$(9,953)	$145,277,903		$53,132

Small-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$15,002,358	$550,261	$15,552,619	$—	$—	$—	—	$436

PGIM Institutional Money Market Fund(1)(b)(wa)
81,430,001	350,879,142	229,581,179	(8,919)	(10,605)	202,708,440	202,891,041	42,697	(2)
$96,432,359	$351,429,403	$245,133,798	$(8,919)	$(10,605)	$202,708,440		$43,133

T. Rowe Price Diversified Real Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$5,314,652	$16,928,378	$19,231,233	$—	$—	$3,011,797	3,011,797	$9,048

B23

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wa)
$1,446,711	$6,537,745	$5,917,476	$(135)	$(184)	$2,066,661	2,068,523	$650	(2)
$6,761,363	$23,466,123	$25,148,709	$(135)	$(184)	$5,078,458		$9,698

T. Rowe Price Natural Resources

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$939,344	$3,207,036	$4,146,380	$—	$—	$—	—	$77

PGIM Institutional Money Market Fund(1)(b)(wa)
53,775,782	235,327,164	233,771,226	(2,780)	12,161	55,341,101	55,390,953	29,183	(2)
$54,715,126	$238,534,200	$237,917,606	$(2,780)	$12,161	$55,341,101		$29,260

Wellington Management Hedged Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$50,176,214	$289,023,627	$223,728,183	$(5,470)	$(9,243)	$115,456,945	115,560,950	$36,676	(2)

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2021 are subject to such review.

B24

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

B25

The following Portfolios utilized the SCA during the reporting period ended June 30, 2022. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2022
BlackRock 60/40 Target Allocation ETF	$2,002,000	2.41%	35	$33,802,000	$—
BlackRock 80/20 Target Allocation ETF	5,223,808	2.42	26	50,170,000	—
ClearBridge Dividend Growth	1,754,600	1.87	10	6,221,000	—
Cohen & Steers Realty	1,568,794	2.01	34	7,347,000	—
Emerging Markets Equity	1,396,708	2.28	65	15,145,000	—
International Growth	651,800	2.20	10	1,540,000	—
International Value	1,304,117	1.74	60	6,327,000	—
J.P. Morgan International Equity	4,297,429	2.58	7	11,190,000	—
Large-Cap Core	1,772,700	1.64	40	6,577,000	—
Large-Cap Growth	4,524,571	2.37	7	16,283,000	—
Large-Cap Value	1,867,824	2.19	17	9,065,000	—
MFS Global Equity	2,595,308	2.44	13	11,079,000	—
Mid-Cap Growth	1,346,667	2.06	9	3,367,000	—
Mid-Cap Value	818,553	2.30	38	9,174,000	—
QMA International Core Equity	1,479,821	1.61	28	2,550,000	—
Small-Cap Growth	1,646,750	2.18	4	3,256,000	—
Small-Cap Growth Opportunities	1,875,500	2.29	4	4,786,000	—
Small-Cap Value	890,500	1.55	4	2,285,000	—
T. Rowe Price Natural Resources	2,837,150	2.11	20	12,137,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2022, all Portfolios offer only a single share class to investors.

As of June 30, 2022, substantially all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
American Funds Growth Allocation	56,941,263	100.0%
BlackRock 60/40 Target Allocation ETF	11,802,343	100.0%
BlackRock 80/20 Target Allocation ETF	14,579,477	100.0%
ClearBridge Dividend Growth	37,467,571	100.0%
Cohen & Steers Realty	30,593,950	99.9%
Emerging Markets Equity	33,550,906	99.9%
Franklin 85/15 Diversified Allocation	29,879,187	100.0%
International Growth	23,938,950	99.9%
International Value	17,117,214	99.9%
J.P. Morgan International Equity	11,547,305	99.9%
Large-Cap Core	15,006,892	99.9%
Large-Cap Growth	85,193,312	99.8%
Large-Cap Value	70,824,342	99.9%
MFS Global Equity	22,095,985	99.9%
Mid-Cap Growth	72,373,473	99.7%
Mid-Cap Value	16,009,948	99.9%

B26

Portfolio	Number of Shares	Percentage of Outstanding Shares
Prudential Flexible Multi-Strategy	7,478,445	100.0%
QMA International Core Equity	881,147	100.0%
Small-Cap Growth	10,377,229	99.9%
Small-Cap Growth Opportunities	22,054,327	99.9%
Small-Cap Value	33,617,453	99.9%
T. Rowe Price Diversified Real Growth	8,196,830	100.0%
T. Rowe Price Natural Resources	20,629,069	99.9%
Wellington Management Hedged Equity	87,450,223	99.9%

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
American Funds Growth Allocation	2	99.9%
BlackRock 60/40 Target Allocation ETF	2	100.0
BlackRock 80/20 Target Allocation ETF	2	100.0
ClearBridge Dividend Growth	6	93.5
Cohen & Steers Realty	4	99.9
Emerging Markets Equity	3	87.6
Franklin 85/15 Diversified Allocation	2	100.0
International Growth	3	93.5
International Value	4	95.6
J.P. Morgan International Equity	3	99.9
Large-Cap Core	3	99.2
Large-Cap Growth	5	94.5
Large-Cap Value	4	87.4
MFS Global Equity	3	99.9
Mid-Cap Growth	3	99.7
Mid-Cap Value	3	99.9
Prudential Flexible Multi-Strategy	2	100.0
QMA International Core Equity	2	100.0
Small-Cap Growth	5	90.2
Small-Cap Growth Opportunities	5	90.7
Small-Cap Value	5	90.7
T. Rowe Price Diversified Real Growth	2	100.0
T. Rowe Price Natural Resources	4	83.9
Wellington Management Hedged Equity	3	99.9

9. Purchases & Redemption In-kind

On November 15-16, 2021, the Board approved, and subsequently on February 16, 2022 shareholders approved, changes to AST Quantitative Modeling Portfolio (“Quantitative Modeling”) that were contingent on shareholder approval of the amended Management Agreement and Shareholder Services and Distribution Plan. In addition to the amended Management Agreement and Shareholder Services and Distribution Plan, the Board approved changing Quantitative Modeling’s principal investment strategies from a fund-of-funds structure that primarily invests portfolio assets in Underlying Funds (the “Underlying Funds”) to a structure that primarily relies on direct investments to achieve the Portfolio’s investment objectives. The implementation of the new principal investment strategy in the Portfolio was done by utilizing a redemption in-kind from the Underlying Funds Portfolios.

B27

As of the close of business on April 22, 2022, the Underlying Funds settled the redemption of portfolio shares by delivering portfolio securities and other assets to the Portfolios. The following table is a summary of the value of such securities and other assets that were transferred in-kind to the Portfolios:

Underlying Portfolio Name	Total Redemption In-Kind Value
ClearBridge Dividend Growth	$ 41,258,212
International Growth	39,045,939
International Value	41,656,669
AST Jennison Large-Cap Growth Portfolio*	30,245,224
Large-Cap Core	157,286,245
Large-Cap Growth	37,894,009
Large-Cap Value	141,516,231
AST Loomis Sayles Large-Cap Growth Portfolio*	32,293,603
AST MFS Growth Portfolio*	28,545,816
Mid-Cap Growth	5,985,957
Mid-Cap Value	6,459,333
QMA International Core Equity	48,298,927
$610,486,165

* Portfolio merged into Large-Cap Growth on June 10, 2022.

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

On January 18-19, 2022, the Board approved a repositioning (the “Repositioning”) and the reorganization (the “Reorganization”) of AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”) into Small Cap Value. As of close of business on January 28, 2022, the underlying funds invested in Goldman Sachs Small-Cap Value transferred their investment to Small-Cap Value. The redemption out of Goldman Sachs Small-Cap Value and the subscription into Small-Cap Value of $251,421,325 (6,997,532 shares) was settled by securities and other assets.

As of the close of business on June 10, 2022, AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”), AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”) and AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”) settled the purchase into the Large-Cap Growth by delivering portfolio securities and other assets in the amounts of $81,097,103, $127,767,421 and $23,787,896, respectively, in exchange for shares of Large-Cap Growth.

10. Risks of Investing in the Portfolio

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	American Funds Growth Allocation	BlackRock 60/40 Target Allocation	BlackRock 80/20 Target Allocation	ClearBridge Dividend Growth	Cohen & Steers Realty	Emerging Markets Equity
Asset Allocation	X	X	X	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	–	–	–
Asset Transfer Program	X	X	X	X	X	X
Blend Style	X	X	X	–	–	–
Commodity	–	X	X	–	–	–
Correlation	–	–	–	–	–	–
Currency	–	–	–	–	–	X
Derivatives	X	X	X	–	X	X

B28

Risks	American Funds Growth Allocation	BlackRock 60/40 Target Allocation	BlackRock 80/20 Target Allocation	ClearBridge Dividend Growth	Cohen & Steers Realty	Emerging Markets Equity
Economic and Market Events	X	X	X	X	X	X
Emerging Markets	X	X	X	–	–	X
Equity Securities	X	X	X	X	X	X
Exchange-Traded Funds (ETF)	–	X	X	–	–	–
Expense	X	X	X	X	X	X
Fixed Income Securities	X	X	X	–	–	X
Focus	X	X	X	–	X	–
Foreign Custody	–	–	–	–	–	X
Foreign Investment	X	X	X	X	X	X
Fund of Funds	X	X	X	–	–	–
High Yield	X	X	X	–	–	–
Inflation-Protected Securities	X	–	–	–	–	–
Investment Style	X	X	X	X	–	–
Large Company	–	–	–	–	–	–
Leverage	–	X	X	–	–	–
Liquidity Allocation	X	X	X	–	–	–
Liquidity and Valuation	–	–	–	–	X	X
Market and Management	X	X	X	X	X	X
Market Capitalization	–	X	X	–	–	–
Master Limited Partnership (MLP)	–	–	–	–	–	–
Mid-Sized Company	–	X	X	–	–	–
Non-Diversification	–	–	–	–	X	–
Options	–	–	–	–	–	–
Option Cash Flow	–	–	–	–	–	–
Participation Notes (P-Notes)	–	–	–	–	–	X
Portfolio Turnover	–	–	–	X	–	–
Quantitative Model	–	–	–	–	–	X
Real Asset	–	–	–	–	–	–
Real Estate	–	X	X	–	X	–
Recent Events	–	–	–	–	–	–
Redemption	–	–	–	X	X	X
Regulatory	X	X	X	X	X	X
Restricted Securities	–	–	–	–	–	X
Selection	–	–	–	X	–	–
Short Sale	–	–	–	–	–	–
Small-Sized Company	X	X	X	–	–	X
Value Style	–	–	–	–	–	X
U.S. Government Securities	X	X	X	–	–	–

Risks	Franklin 85/15 Diversified Allocation	International Growth	International Value	J.P. Morgan International Equity	Large- Cap Core	Large- Cap Growth
Asset Allocation	X	–	–	–	–	–
Asset-Backed and/or Mortgage-Backed Securities	X	–	–	–	–	–
Asset Transfer Program	X	X	X	X	X	X
Blend Style	X	–	–	X	X	–
Commodity	–	–	–	–	–	–

B29

Risks	Franklin 85/15 Diversified Allocation	International Growth	International Value	J.P. Morgan International Equity	Large- Cap Core	Large- Cap Growth
Correlation	–	–	–	–	–	–
Currency	–	–	–	–	–	–
Derivatives	X	X	X	X	X	X
Economic and Market Events	X	X	X	X	X	X
Emerging Markets	X	X	X	X	–	–
Equity Securities	X	X	X	X	X	X
Exchange-Traded Funds (ETF)	X	X	–	–	X	–
Expense	X	X	X	X	X	X
Fixed Income Securities	X	–	–	–	–	–
Focus	–	X	X	–	–	–
Foreign Custody	–	–	–	–	–	–
Foreign Investment	X	X	X	X	–	X
Fund of Funds	X	X	–	–	–	–
High Yield	X	–	–	–	–	–
Inflation-Protected Securities	–	–	–	–	–	–
Investment Style	X	X	X	X	–	X
Large Company	–	–	–	–	X	X
Leverage	–	–	–	–	–	–
Liquidity Allocation	–	–	–	–	–	–
Liquidity and Valuation	–	X	X	X	X	X
Market and Management	X	X	X	X	X	X
Market Capitalization	X	–	–	–	–	–
Master Limited Partnership (MLP)	–	–	–	–	–	–
Mid-Sized Company	–	–	–	–	–	–
Non-Diversification	–	–	–	–	–	–
Options	–	–	–	–	–	–
Option Cash Flow	–	–	–	–	–	–
Participation Notes (P-Notes)	–	X	–	–	–	–
Portfolio Turnover	–	–	–	–	–	–
Quantitative Model	–	–	–	–	X	–
Real Asset	–	–	–	–	–	–
Real Estate	X	–	–	–	–	–
Recent Events	–	–	–	–	–	–
Redemption	–	X	X	X	X	X
Regulatory	X	X	X	X	X	X
Restricted Securities	–	–	–	–	–	–
Selection	–	–	–	–	–	–
Short Sale	–	–	–	–	–	–
Small-Sized Company	–	–	–	–	–	–
Value Style	–	–	–	–	–	–
U.S. Government Securities	–	–	–	–	–	–

Risks	Large- Cap Value	MFS Global Equity	Mid- Cap Growth	Mid- Cap Value	Prudential Flexible Multi- Strategy	QMA International Core Equity
Asset Allocation	–	–	–	–	X	–
Asset-Backed and/or Mortgage-Backed Securities	–	–	–	–	X	–

B30

Risks	Large- Cap Value	MFS Global Equity	Mid- Cap Growth	Mid- Cap Value	Prudential Flexible Multi- Strategy	QMA International Core Equity
Asset Transfer Program	X	X	X	X	X	X
Blend Style	–	X	–	–	X	X
Commodity	–	–	–	–	–	–
Correlation	–	–	–	–	–	–
Currency	–	–	–	–	–	–
Derivatives	–	–	–	–	X	X
Economic and Market Events	X	X	–	X	X	X
Emerging Markets	–	X	–	–	X	–
Equity Securities	X	X	X	X	X	X
Exchange-Traded Funds (ETF)	–	–	–	–	X	–
Expense	X	X	X	X	X	X
Fixed Income Securities	–	–	–	–	X	–
Focus	X	X	–	X	–	–
Foreign Custody	–	–	–	–	–	–
Foreign Investment	X	X	X	X	X	X
Fund of Funds	–	–	–	–	X	–
High Yield	–	–	–	–	X	–
Inflation-Protected Securities	–	–	–	–	–	–
Investment Style	X	X	X	X	X	–
Large Company	X	X	–	–	–	–
Leverage	–	–	–	–	–	–
Liquidity Allocation	–	–	–	–	–	–
Liquidity and Valuation	X	X	–	–	–	X
Market and Management	X	X	X	X	X	X
Market Capitalization	–	–	–	–	X	–
Master Limited Partnership (MLP)	–	–	–	–	X	–
Mid-Sized Company	–	–	X	X	–	–
Non-Diversification	–	–	–	–	–	–
Options	–	–	–	–	–	–
Option Cash Flow	–	–	–	–	–	–
Participation Notes (P-Notes)	–	–	–	–	–	–
Portfolio Turnover	–	–	–	–	–	X
Quantitative Model	–	–	–	X	X	X
Real Asset	–	–	–	–	–	–
Real Estate	–	–	–	–	X	–
Recent Events	–	–	X	–	–	–
Redemption	X	X	–	X	–	X
Regulatory	X	X	X	X	X	X
Restricted Securities	–	–	–	–	–	–
Selection	–	–	–	–	–	–
Short Sale	–	–	–	–	X	–
Small-Sized Company	–	–	–	–	–	–
Value Style	–	–	–	X	–	X
U.S. Government Securities	–	–	–	–	–	–

B31

Risks	Small- Cap Growth	Small- Cap Growth Opportunities	Small- Cap Value	T. Rowe Price Diversified Real Growth	T. Rowe Price Natural Resources	Wellington Management Hedged Equity
Asset Allocation	–	–	–	X	–	–
Asset-Backed and/or Mortgage-Backed Securities	–	–	–	X	–	–
Asset Transfer Program	X	X	X	–	X	X
Blend Style	–	–	–	X	–	X
Commodity	–	–	–	–	–	–
Correlation	–	–	–	–	–	X
Currency	–	–	–	–	–	–
Derivatives	–	X	X	X	X	X
Economic and Market Events	X	X	X	X	X	X
Emerging Markets	–	–	–	X	–	X
Equity Securities	X	X	X	X	X	X
Exchange-Traded Funds (ETF)	–	–	–	X	–	X
Expense	X	X	X	X	X	X
Fixed Income Securities	–	X	–	X	–	–
Focus	–	X	–	–	X	–
Foreign Custody	–	–	–	X	–	–
Foreign Investment	X	X	X	X	X	X
Fund of Funds	–	–	–	–	–	–
High Yield	–	–	–	X	–	–
Inflation-Protected Securities	–	–	–	–	–	–
Investment Style	X	X	X	X	X	X
Large Company	–	–	–	X	–	–
Leverage	–	X	–	–	–	–
Liquidity Allocation	–	–	–	–	–	X
Liquidity and Valuation	X	X	X	–	X	X
Market and Management	X	X	X	X	X	X
Market Capitalization	–	–	–	X	–	–
Master Limited Partnership (MLP)	–	–	–	–	–	–
Mid-Sized Company	–	–	–	–	–	–
Non-Diversification	–	–	–	–	–	–
Options	–	–	–	–	–	X
Option Cash Flow	–	–	–	–	–	X
Participation Notes (P-Notes)	–	–	–	–	–	–
Portfolio Turnover	–	–	–	–	–	–
Quantitative Model	–	–	–	–	–	–
Real Asset	–	–	–	X	–	–
Real Estate	–	–	X	X	–	–
Recent Events	–	–	–	–	–	–
Redemption	X	X	X	–	X	–
Regulatory	X	X	X	X	X	X
Restricted Securities	–	–	–	–	–	–
Selection	–	–	–	–	–	–
Short Sale	–	X	–	–	–	X
Small-Sized Company	X	X	X	–	–	X
Value Style	–	–	–	–	–	–
U.S. Government Securities	–	–	–	–	–	–

B32

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Blend Style Risk: The Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the overall Portfolio to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities.

Correlation Risk: The effectiveness of the Portfolio’s equity index option overlay strategy may be reduced if the Portfolio’s equity portfolio holdings do not sufficiently correlate to that of the index underlying its option positions.

Currency Risk: This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that foreign currency. The overall impact on a portfolio’s holdings can be significant, and long-lasting, depending on the currencies represented in the portfolio and how each foreign currency appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the portfolio does not engage in extensive foreign currency hedging programs. Further, since exchange rate movements are volatile, a portfolio’s attempt at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many emerging market countries.

B33

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of non-U.S. investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the Manager or a Portfolio’s Subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Regulatory regimes outside of the U.S. may not require or enforce corporate governance standards comparable to that of the U.S., which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

B34

Foreign Custody Risk: If a Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each, a Subcustodian). Some foreign Subcustodians may be recently organized or new to the foreign custody business. In some countries, Subcustodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Portfolio’s ability to recover its assets if a Subcustodian enters bankruptcy or if other disputes or proceedings arise related to a Portfolio’s assets. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries and a Portfolio may be limited in its ability to enforce contractual rights or obligations.

Foreign Investment Risk: Investments in foreign securities generally involve more risk than investments in securities of U.S. issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, U.S. markets; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are often less liquid than U.S. markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in the Underlying Portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the Underlying Portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the Underlying Portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Inflation-Protected Securities Risk: Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Portfolio may have no income at all from such investments.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Leverage Risk: Using leverage, the investment of borrowed cash, may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity Allocation Risk: The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in individual securities and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

B35

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Market Capitalization Risk: Investing in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Portfolio may invest a portion of its assets in securities issued by small-cap companies, it is likely to be more volatile than a portfolio that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Master Limited Partnership (MLP) Risk: Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the MLP general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Mid-Sized Company Risk: The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing and volatility of these securities and on the Portfolio’s ability to sell the securities.

Non-Diversification Risk: The Portfolio is a non-diversified portfolio, and therefore, it can invest in fewer individual companies than a diversified portfolio. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Portfolio may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Options Risk: The value of the Portfolio’s index options will fluctuate with the value of the underlying index. Selling index call options will tend to reduce the risk of owning stocks, but will also limit potential gains. The Portfolio’s option overlay strategy may not reduce the Portfolio’s volatility to the extent desired if, among other things, unusual market conditions or the lack of a ready market for an option reduce the effectiveness of the strategy. The Portfolio may reduce its holdings of put options, which will result in an increased exposure to a market decline, and risks losing all or part of the cash paid for purchasing index put options.

Option Cash Flow Risk: The Portfolio intends to use the net index option premiums it receives from selling index call and index put options to lessen the costs of purchasing index put options. The premiums to be received by the Portfolio may, however, vary widely and may not be sufficient to cover the Portfolio’s costs of purchasing index put options.

Participation Notes (P-Notes) Risk: The Portfolio may gain exposure to securities traded in foreign markets through P-notes. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investment risk, the holder of a P-note is not entitled to the same rights as an underlying security’s direct owner and P-notes are considered general unsecured contractual obligations and are subject to counterparty credit risks.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Quantitative Model Risk: The Portfolio and certain Underlying Portfolios, if applicable, may use quantitative models as part of its investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.

B36

Real Asset Risk: Investments in real asset industries and commodities may subject the Portfolio to greater volatility than investments in traditional securities. The Portfolio’s investments in real asset industries and commodities may lose value as a result of adverse changes in, among other things, exploration and production spending, tax laws and government regulations, natural forces, global economic cycles, and international politics.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Recent Events Risk: Events in the financial markets have caused, and may continue to cause, increased volatility and a significant decline in the value and liquidity of many securities. As a result, identifying investment risks and opportunities may be especially difficult. There is no assurance that steps taken by governments, and their agencies and instrumentalities, to support financial markets will continue, and the impact of regulatory changes on the markets may not be known for some time.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission, and depending on the Portfolio, the Commodity Futures Trading Commission. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Selection Risk: The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Small-Sized Company Risk: Securities of small-sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.

Value Style Risk: Value style investing attempts to identify companies that are believed to be undervalued. Value stocks typically have prices that are low relative to factors such as the company’s earnings, cash flow or dividends. Since the Portfolio may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time or at all or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value investing style may perform better or worse than equity portfolios that focus on growth stocks or that have a broader investment style.

U.S. Government Securities Risk: U.S. Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

B37

11. Reorganization

On September 10, 2020, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST WEDGE Capital Mid-Cap Value Portfolio (“WEDGE Capital Mid-Cap Value”) (the “Merged Portfolio”) for shares of Mid-Cap Value (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on January 7, 2021 and the reorganization took place at the close of business on February 19, 2021.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
WEDGE Capital Mid-Cap Value	$327,134,928	$241,395,398

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 19, 2021:

Merged Portfolio		Shares
WEDGE Capital Mid-Cap Value		12,754,143
Acquiring Portfolio	Shares	Value
Mid-Cap Value	8,520,487	$329,231,610

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
WEDGE Capital Mid-Cap Value	$85,739,530	$329,231,610

Acquiring Portfolio		Net Assets
Mid-Cap Value		$859,547,330

Assuming the acquisition had been completed on January 1, 2021, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2021 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Mid-Cap Value	$6,947,805	$308,059,978	$315,007,783

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2021) of the Acquiring Portfolio, plus net investment loss from the Merged Portfolio pre-merger as follows: WEDGE Capital Mid-Cap Value $(150,178).

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2021) of the Acquiring Portfolio, plus net realized and unrealized gain on investments from the Merged Portfolio pre-merger as follows: WEDGE Capital Mid-Cap Value $21,535,266.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since February 19, 2021.

On June 16, 2021, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”) (the “Merged Portfolio”) for shares of Large-Cap Core (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively.

B38

Shareholders approved the Plan at a meeting on September 9, 2021 and the reorganization took place at the close of business on October 15, 2021.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
QMA US Equity Alpha	$444,805,928	$382,483,773

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on October 15, 2021:

Merged Portfolio		Shares
QMA US Equity Alpha		10,641,165
Acquiring Portfolio	Shares	Value
Large-Cap Core	15,825,235	$460,989,107

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
QMA US Equity Alpha	$62,322,155	$460,989,107
Acquiring Portfolio		Net Assets
Large-Cap Core		$275,020,154

Assuming the acquisition had been completed on January 1, 2021, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2021 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
Large-Cap Core	$13,122,107	$632,823,245	$645,945,352

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2021) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: QMA US Equity Alpha $1,611,833.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (Year ended December 31, 2021) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: QMA US Equity Alpha $85,091,749.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since October 15, 2021.

On September 20-22, 2021, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST MFS Large-Cap Value Portfolio (“MFS Large-Cap Value”) and AST T. Rowe Price Large-Cap Value Portfolio (“T. Rowe Price Large-Cap Value”) (the “Merged Portfolios”) for shares of Large-Cap Value (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 10, 2022 and the reorganization took place at the close of business on February 11, 2022.

B39

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
MFS Large-Cap Value	$724,710,816	$550,559,926
T. Rowe Price Large-Cap Value	1,648,475,887	1,222,619,241

The purpose of the transaction was to combine three portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 11, 2022:

Merged Portfolio		Shares
MFS Large-Cap Value		25,222,752
T. Rowe Price Large-Cap Value		74,073,364
Acquiring Portfolio	Shares	Value
Large-Cap Value	52,507,570	$2,373,867,252

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
MFS Large-Cap Value	$174,150,890	$725,883,056
T. Rowe Price Large-Cap Value	425,856,646	1,647,984,196
Acquiring Portfolio		Net Assets
Large-Cap Value		$1,280,028,272

Assuming the acquisition had been completed on January 1, 2022, the Acquiring Portfolio’ unaudited pro forma results of operations for the reporting period ended June 30, 2022 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized (loss) on investments (b)	Net (decrease) in net assets resulting from operations
Large-Cap Value	$26,150,278	$(322,013,400)	$(295,863,122)

a)

Net investment income as reported in the Statement of Operations (reporting period ended June 30, 2022) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: MFS Large-Cap Value $552,202 and T. Rowe Price Large-Cap Value $1,299,612.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (reporting period ended June 30, 2022) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: MFS Large-Cap Value $(40,868,722) and T. Rowe Price Large-Cap Value $12,148,688.

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 11, 2022.

On January 18-19, 2022, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST Jennison Large-Cap Growth Portfolio (“Jennison Large-Cap Growth”), AST Loomis Sayles Large-Cap Growth Portfolio (“Loomis Sayles Large-Cap Growth”) and AST MFS Growth Portfolio (“MFS Growth”), (the “Merged Portfolios”) for shares of Large-Cap Growth (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on May 31 and the reorganization took place at the close of business on June 10, 2022.

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On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Jennison Large-Cap Growth	$579,336,606	$323,987,264
Loomis Sayles Large-Cap Growth	1,080,908,751	903,592,922
MFS Growth	761,042,188	732,655,438

The purpose of the transaction was to combine four portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 10, 2022:

Merged Portfolio		Shares
Jennison Large-Cap Growth		12,117,424
Loomis Sayles Large-Cap Growth		15,056,894
MFS Growth		19,709,554
Acquiring Portfolio	Shares	Value
Large-Cap Growth	45,781,535	$2,422,758,807

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Unrealized Appreciation on Investments	Net Assets
Jennison Large-Cap Growth	$255,349,342	$578,236,185
Loomis Sayles Large-Cap Growth	177,315,829	1,084,185,198
MFS Growth	28,386,750	760,337,424
Acquiring Portfolio		Net Assets
Large-Cap Growth		$1,816,288,238

Assuming the acquisition had been completed on January 1, 2022, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2022 would have been as follows:

Acquiring Portfolio	Net investment income (loss) (a)	Net realized and unrealized (loss) on investments (b)	Net decrease in net assets resulting from operations
Large-Cap Growth	$(9,508,206)	$(1,992,997,880)	$(2,002,506,086)

(a)

Net investment (loss) as reported in the Statement of Operations (reporting period ended June 30, 2022) of the Acquiring Portfolio plus net investment income (loss) from the Merged Portfolios pre-merger as follows: Jennison Large-Cap Growth $(1,621,255), Loomis Sayles Large-Cap Growth $(622,902) and MFS Growth $(1,830,509).

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (reporting period ended June 30, 2022) of the Acquiring Portfolio, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: Jennison Large-Cap Growth $(321,612,427), Loomis Sayles Large-Cap Growth $(432,482,344) and MFS Growth $(316,705,575).

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since June 10, 2022.

On January 18-19, 2022, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of Goldman Sachs Small-Cap Value (the “Merged Portfolio”) for shares of Small-Cap Value (the

B41

“Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio, respectively. Shareholders approved the Plan at a meeting on May 25, 2022 and the reorganization took place at the close of business on June 10, 2022.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Goldman Sachs Small-Cap Value	$419,334,866	$431,855,591

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 10, 2022:

Merged Portfolio		Shares
Goldman Sachs Small-Cap Value		14,622,761
Acquiring Portfolio	Shares	Value
Small-Cap Value	12,191,482	$419,630,823

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized (depreciation) immediately before the acquisition were as follows:

Merged Portfolio	Unrealized (Depreciation) on Investments	Net Assets
Goldman Sachs Small-Cap Value	(12,520,725)	$419,630,823
Acquiring Portfolio		Net Assets
Small-Cap Value		$796,761,594

Assuming the acquisition had been completed on January 1, 2022, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2022 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized loss) on investments (b)	Net (decrease) in net assets resulting from operations
Small-Cap Value	$3,932,207	$(248,776,373)	$(244,844,166)

(a)

Net investment income as reported in the Statement of Operations (reporting period ended June 30, 2022) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Goldman Sachs Small-Cap Value $1,059,886.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (reporting period ended June 30, 2022) of the Acquiring Portfolio, plus net realized and unrealized (loss) on investments from the Merged Portfolio pre-merger as follows: Goldman Sachs Small-Cap Value $(78,831,293).

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since June 10, 2022.

12. Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its

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impact to the Portfolios.

13. Subsequent Event

On March 8-9, 2022, the Board approved the reorganization (the “Reorganization”) of Small-Cap Growth Opportunities (the “Target Portfolio”) into Small-Cap Growth (the “Acquiring Portfolio”). The shareholders of the Target Portfolio approved the Reorganization at a meeting on August 2, 2022. It is expected that the Reorganization, will be completed on or around September 12, 2022.

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Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 8-10, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

B44

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2022 (the Meeting) and approved the renewal of the agreements through July 31, 2023, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2021, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2021. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST SHAREHOLDER REPORT BOOK A

AST American Funds Growth Allocation Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	N/A	N/A

Actual Management Fees: 4th Quartile

Net Total Expenses: 3rd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the three-year period and underperformed its benchmark index over the one-year period.

●

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.92% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock 60/40 Target Allocation ETF

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

●

The Board noted that the Portfolio commenced operations in April 2019, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

●

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.75% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock 80/20 Target Allocation ETF

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

●

The Board noted that the Portfolio commenced operations in April 2019, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

●

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.75% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST ClearBridge Dividend Growth Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A

Actual Management Fees: 3rd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over all periods.

●

The Board noted the Manager’s assertions that, relative to the benchmark, the Portfolio’s largest detractor was stock selection in communication services, roughly half of which came from not owning Alphabet, a stock that does not pay a dividend and therefore does not meet the subadviser’s investment criteria. The Board also noted the Manager’s assertion that benchmark relative underperformance is not unexpected for this defensive and dividend focused strategy during a period that favored high-growth technology and secular trending stocks that benefited the lingering stay-at-home environment.

●	The Board noted that the Manager had contractually agreed to waive 0.012% of its management fee through June 30, 2023.

●

In addition, the Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 3rd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over all periods.

●

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.10% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Emerging Markets Equity Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	4th Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed for the other periods.

●

The Board considered that effective April 2020, the Board approved the appointment of two new subadvisers to replace the Portfolio’s prior subadviser, and the Portfolio’s performance prior to April 2020 was not attributable to the Portfolio’s current subadvisers. The Board noted that the Portfolio’s recent performance had improved, with the Portfolio ranking in the second quartile of its Peer Universe.

●

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.28% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Franklin 85/15 Diversified Allocation Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	3rd Quartile	N/A

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed for the other periods.

●

To address the Portfolio’s performance, the Board approved at its March 2021 meeting a proposal to reallocate the equity portion of the Portfolio to a blend of subadviser strategies. The Board considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index over the one-year period and ranking in the first quartile of its Peer Universe.

●

The Board noted that the Manager has contractually agreed to waive 0.018% of its investment management fee through June 30, 2023; and agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.07% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Growth Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over all periods.

●

The Board noted that the Manager had contractually agreed to waive 0.020% of its management fee through June 30, 2023; and contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 1.06% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Value Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	2nd Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over all periods.

●

The Board considered the Manager’s assertions that the strategy’s underperformance is in the realm of expected outcomes when the strategy’s consistent exposure to smaller sized value-oriented names lagged during a period that favored larger-cap growth names. The Board noted that the Manager is encouraged by the Portfolio’s strong start to 2022, where it outperformed its benchmark by 270 basis points. The Board also considered the Manager’s statements that it is considering other strategic alternatives to address performance.

●

The Board noted that the Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 1.08% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan International Equity Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over all periods.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Core Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	4th Quartile	N/A

Actual Management Fees: 3rd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed for the other periods.

●

The Board considered that effective April 2020, the Board approved the appointment of two additional subadvisers, and the Portfolio’s performance prior to April 2020 was not attributable to the Portfolio’s current mix of subadvisers. The Board noted that the Portfolio’s recent performance had improved, with the Portfolio ranking in the first quartile of its Peer Universe for the one-year period.

●

The Board noted that the Manager had contractually agreed to waive 0.015% of its management fee through June 30, 2023; and contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 0.80% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Growth Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed over the one- and three-year periods.

●

The Board noted that the Portfolio underwent a reorganization in June 2022 with several new subadvisers being added to the Portfolio. The Board considered the Manager’s assertion that the new mix of subadvisers should be afforded more time to develop their own performance record.

●

The Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 0.88% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Value Portfolio (formerly AST Hotchkis & Wiley Large-Cap Value Portfolio)

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	1st Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over all periods.

●

The Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus other expenses do not exceed 0.80% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Global Equity Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 3rd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over the one-, three-, and five-year periods, and outperformed its benchmark index over the ten-year period.

●

The Board considered the Manager’s assertion that the Portfolio’s more recent underperformance, in 2021, was temporary, and primarily attributable to performance challenges in markets when growth-oriented equities dominate returns and because stock selection has been the primary driver of excess returns over longer time periods. In this respect the Board considered that performance against peers measured as of December 31, 2020 was in the first and second quartile for all periods and that, performance was better than the benchmark for all but the one-year period.

●	The Board noted that the Manager had contractually agreed to waive 0.0067% of its management fee through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Mid-Cap Growth Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	4th Quartile

Actual Management Fee: 3rd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over the one-, three-, and ten-year periods, and outperformed its benchmark index over the five-year period.

●

The Board considered that effective April 2019, the Board approved the appointment of two new subadvisers to replace the Portfolio’s prior subadviser, and the Portfolio’s performance prior to April 2019 was not attributable to the Portfolio’s current subadvisers. The Board considered the Manager’s assertion that the Portfolio’s more recent underperformance was temporary, and primarily attributable to performance challenges in 2021 that followed a strong 2020, the first full year of performance for the combined strategy.

●	The Board noted that the Manager had contractually agreed to waive 0.0047% of its investment management fee through June 30, 2023.

●

The Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.05% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

AST Mid-Cap Value Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	4th Quartile	3rd Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, though it underperformed its benchmark index over the three- and five-year periods.

●

The Board considered that effective February 2021, the Board approved the appointment of three new subadvisers to replace the Portfolio’s prior subadviser, and the Portfolio’s performance prior to February 2021 was not attributable to the Portfolio’s current subadvisers. The Board considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index over the one-year period and ranking in the first quartile of its Peer Universe.

●	The Board noted that the Manager had contractually agreed to waive 0.0051% of its management fee through June 30, 2023.

●

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.97% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Flexible Multi-Strategy Portfolio*

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 3rd Quartile

●	The Board noted that the Portfolio outperformed its custom benchmark index over the one-year period, though it underperformed its custom benchmark index over the three- and five-year periods.

●	The Board noted that the Portfolio outperformed its custom benchmark index over the three-month period ended December 31, 2021.

●

The Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.15% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST QMA International Core Equity Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	2nd Quartile	N/A

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, and underperformed its benchmark index over the other periods.

●	The Board noted that the Portfolio outperformed its benchmark index over the three-month period ended December 31, 2021.

●

The Board noted the Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	3rd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over all periods.

●	The Board noted that the Manager had contractually agreed to waive 0.004% of its management fee through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Opportunities Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	3rd Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods and underperformed its benchmark index over the one-year period.

●

The Board considered that at its March 2022 Board meeting, the Board approved a proposal to merge the Portfolio into the repositioned AST Small-Cap Growth Portfolio. Subject to shareholder approval, this merger is expected to occur in September 2022.

●

The Board noted that the Manager has contractually agreed to waive 0.0141% of its management fee through June 30, 2023; and contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 1.05% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	3rd Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, and ten-year periods, and underperformed its benchmark index over the five-year period.

●

The Board considered that at its January 2022 meeting, the Board approved the appointment of three new subadvisers to replace one of the Portfolio’s prior subadvisers, and the Portfolio’s performance prior to January 2022 is not attributable to the Portfolio’s current subadvisers.

●

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Diversified Real Growth Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over the one-year periods, though it outperformed its benchmark index over all other periods.

●

The Board noted that the Manager has contractually agreed to waive 0.0114% of its management fee through June 30, 2023; and has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee does not exceed 1.050% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over the one- and three-year periods, and outperformed its benchmark index over the five- and ten-year periods.

●

The Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 0.990% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board noted the Manager’s assertion that the Portfolio’s more recent underperformance was temporary, and that the Portfolio’s intermediate- and long-term performance continues to be well above the peer median and benchmark.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Hedged Equity Portfolio*

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	3rd Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over all periods.

●

The Board considered that the subadviser’s option strategy is designed to mitigate capital losses in adverse markets but will weigh on overall performance in flat or rising market environments, which was the case in 2021.

●

The Board considered the Manager’s assertion that the Portfolio’s underperformance was largely attributable to the defensive nature of the Portfolio’s strategy. In that regard, the Board noted that the Portfolio has consistently outperformed both its benchmark and peer median during previous market pullbacks (e.g., March 2020, first quarter of 2022) and has shown the ability to outperform in moderate trending markets as well (2014, 2015, 2016, and 2018).The Board also considered the Manager’s assertion that it would continue to evaluate strategic alternatives to address performance.

●	The Board noted that the Manager had contractually agreed to waive 0.0704% of its management fee through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (800) 944-8786 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semi-annual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive. Note: Effective January 1, 2021 you may no longer receive mailed copies of the annual and semi-annual reports, unless you elect to continue to receive these mailings.

©2022 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-A

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2022

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2022, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Bond Portfolio 2031

AST Bond Portfolio 2032

AST Bond Portfolio 2033

AST Cohen & Steers Global Realty Portfolio

AST Core Fixed Income Portfolio

AST Government Money Market Portfolio

AST High Yield Portfolio

AST Investment Grade Bond Portfolio

AST MFS Growth Allocation Portfolio

AST Multi-Sector Fixed Income Portfolio

AST Quantitative Modeling Portfolio

AST Western Asset Emerging Markets Debt Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2022

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1

	AST Bond Portfolio 2022	A2

	AST Bond Portfolio 2023	A7

	AST Bond Portfolio 2024	A12

	AST Bond Portfolio 2025	A17

	AST Bond Portfolio 2026	A22

	AST Bond Portfolio 2027	A27

	AST Bond Portfolio 2028	A32

	AST Bond Portfolio 2029	A37

	AST Bond Portfolio 2030	A42

	AST Bond Portfolio 2031	A47

	AST Bond Portfolio 2032	A52

	AST Bond Portfolio 2033	A57

	AST Cohen & Steers Global Realty Portfolio	A62

	AST Core Fixed Income Portfolio	A67

	AST Government Money Market Portfolio	A140

	AST High Yield Portfolio	A145

	AST Investment Grade Bond Portfolio	A172

	AST MFS Growth Allocation Portfolio	A193

	AST Multi-Sector Fixed Income Portfolio	A226

	AST Quantitative Modeling Portfolio	A256

	AST Western Asset Emerging Markets Debt Portfolio	A275

Section B	Notes to Financial Statements

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2022

∎	DEAR CONTRACT OWNER:

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin President, Advanced Series Trust	July 31, 2022

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2022

AST Bond Portfolio 2022 (As of 06/30/2022)*
Top Holding	Asset Class	% of Net Assets
AST Target Maturity Central Portfolio	Core Bond	94.0%

AST Bond Portfolio 2023 (As of 06/30/2022)*
Top Holding	Asset Class	% of Net Assets
AST Target Maturity Central Portfolio	Core Bond	94.2%

AST Bond Portfolio 2024 (As of 06/30/2022)*
Top Holding	Asset Class	% of Net Assets
AST Target Maturity Central Portfolio	Core Bond	90.8%

AST Bond Portfolio 2025 (As of 06/30/2022)*
Top Holding	Asset Class	% of Net Assets
AST Target Maturity Central Portfolio	Core Bond	92.4%

AST Bond Portfolio 2026 (As of 06/30/2022)*
Top Holding	Asset Class	% of Net Assets
AST Target Maturity Central Portfolio	Core Bond	93.6%

AST Bond Portfolio 2027 (As of 06/30/2022)*
Top Holding	Asset Class	% of Net Assets
AST Target Maturity Central Portfolio	Core Bond	94.0%

AST Bond Portfolio 2028 (As of 06/30/2022)*
Top Holding	Asset Class	% of Net Assets
AST Target Maturity Central Portfolio	Core Bond	93.8%

AST Bond Portfolio 2029 (As of 06/30/2022)*
Top Holding	Asset Class	% of Net Assets
AST Target Maturity Central Portfolio	Core Bond	93.8%

AST Bond Portfolio 2030 (As of 06/30/2022)*
Top Holding	Asset Class	% of Net Assets
AST Target Maturity Central Portfolio	Core Bond	92.1%

AST Bond Portfolio 2031 (As of 06/30/2022)*
Top Holding	Asset Class	% of Net Assets
AST Target Maturity Central Portfolio	Core Bond	93.1%

AST Bond Portfolio 2032 (As of 06/30/2022)*
Top Holding	Asset Class	% of Net Assets
AST Target Maturity Central Portfolio	Core Bond	93.1%

AST Bond Portfolio 2033 (As of 06/30/2022)*
Top Holding	Asset Class	% of Net Assets
AST Target Maturity Central Portfolio	Core Bond	91.0%

* The AST Target Maturity Central Portfolio is available for investment only by the Target Maturity Bond Portfolios. The shareholder report can be found on the SEC website.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST Cohen & Steers Global Realty (As of 06/30/2022)
Ten Largest Holdings	Real Estate Sectors	Country	% of Net Assets
Prologis, Inc.	Industrial REITs	United States	5.4%
Public Storage	Specialized REITs	United States	4.6%
Digital Realty Trust, Inc.	Specialized REITs	United States	4.4%
Invitation Homes, Inc.	Residential REITs	United States	4.2%
Welltower, Inc.	Health Care REITs	United States	3.9%
Realty Income Corp.	Retail REITs	United States	3.7%
Simon Property Group, Inc.	Retail REITs	United States	3.3%
UDR, Inc.	Residential REITs	United States	3.0%
Extra Space Storage, Inc.	Specialized REITs	United States	2.9%
Duke Realty Corp.	Industrial REITs	United States	2.7%

AST Core Fixed Income (As of 06/30/2022)
Credit Quality	% of Total Investments
AAA	34.2%
AA	25.8%
A	13.1%
BBB	23.4%
BB	5.7%
B	1.8%
CCC and Below	0.4%
NR	1.0%
Cash/Cash Equivalents	-5.4%
Total Investments	100.0%

AST Government Money Market (As of 06/30/2022)
Ten Largest Holdings	Interest Rate	Maturity Date	% of Net Assets
Federal Home Loan Bank	1.600%	08/12/2022	2.7%
Federal Home Loan Bank	1.515%	08/30/2022	1.9%
Federal Home Loan Bank	1.515%	07/29/2022	1.8%
Federal Home Loan Bank	1.520%	07/26/2022	1.8%
Federal Farm Credit Bank	1.524%	07/18/2022	1.8%
Federal Home Loan Bank	1.515%	09/15/2022	1.8%
Federal Home Loan Bank	1.520%	09/16/2022	1.8%
Federal Home Loan Bank	1.530%	12/19/2022	1.8%
Federal Home Loan Bank	1.520%	08/02/2022	1.8%
Federal Home Loan Bank	1.520%	08/05/2022	1.8%

Holdings reflect only short-term investments.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST High Yield (As of 06/30/2022)
Credit Quality	% of Total Investments
AAA	2.9%
BBB	1.2%
BB	35.9%
B	39.7%
CCC and Below	10.6%
NR	4.8%
Cash/Cash Equivalents	4.9%
Total Investments	100.0%

AST Investment Grade Bond (As of 06/30/2022)
Credit Quality	% of Total Investments
AAA	58.0%
AA	0.7%
A	21.1%
BBB	11.1%
BB	0.8%
B	-0.1%
NR	0.2%
Cash/Cash Equivalents	8.2%
Total Investments	100.0%

AST MFS Growth Allocation (As of 06/30/2022)
Ten Largest Holdings	Line of Business	% of Net Assets
Microsoft Corp.	Software	1.5%
U.S. Treasury Notes, 0.750%, 12/31/23	U.S. Treasury Obligations	1.0%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.8%
Amazon.com, Inc.	Internet & Direct Marketing Retail	0.8%
Apple, Inc.	Technology Hardware, Storage & Peripherals	0.7%
Nestle SA	Food Products	0.5%
Aon PLC (Class A Stock)	Insurance	0.5%
Roche Holding AG	Pharmaceuticals	0.5%
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	0.5%
Cadence Design Systems, Inc.	Software	0.5%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST Multi-Sector Fixed Income (As of 06/30/2022)
Credit Quality	% of Total Investments
AAA	10.2%
AA	5.1%
A	23.1%
BBB	54.9%
BB	4.3%
B	0.2%
NR	0.1%
Cash/Cash Equivalents	2.1%
Total Investments	100.0%

AST Quantitative Modeling (As of 06/30/2022)
Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets
AST Global Bond Portfolio	Core Bond	4.7%
AST Large-Cap Value Portfolio	Large/Mid-Cap Value	4.4%
AST Large-Cap Growth Portfolio	Large/Mid-Cap Growth	4.0%
U.S. Treasury Notes, 2.250%, 03/31/24	U.S. Treasury Obligations	3.8%
U.S. Treasury Notes, 2.625%, 04/15/25	U.S. Treasury Obligations	2.5%
U.S. Treasury Bonds, 2.375%, 02/15/42	U.S. Treasury Obligations	2.5%
AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	1.7%
U.S. Treasury Notes, 2.875%, 04/30/29	U.S. Treasury Obligations	1.5%
AST Small-Cap Value Portfolio	Small-Cap Value	1.4%
Apple, Inc.	Technology Hardware, Storage & Peripherals	1.2%

AST Western Asset Emerging Markets Debt (As of 06/30/2022)
Credit Quality	% of Total Investments
AAA	1.5%
AA	9.3%
A	4.8%
BBB	40.6%
BB	19.4%
B	15.1%
CCC and Below	4.6%
Cash/Cash Equivalents	4.7%
Total Investments	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2022

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Bond Portfolio 2022	Actual	$1,000.00	$ 977.30	0.89%	$4.36
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

AST Bond Portfolio 2023	Actual	$1,000.00	$ 958.30	0.93%	$4.52
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2024	Actual	$1,000.00	$ 941.80	0.93%	$4.48
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2025	Actual	$1,000.00	$ 924.50	0.93%	$4.44
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2026	Actual	$1,000.00	$ 913.50	0.94%	$4.46
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

AST Bond Portfolio 2027	Actual	$1,000.00	$ 900.40	0.94%	$4.43
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

AST Bond Portfolio 2028	Actual	$1,000.00	$ 891.30	0.86%	$4.03
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

AST Bond Portfolio 2029	Actual	$1,000.00	$ 878.60	0.93%	$4.33
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST Bond Portfolio 2030	Actual	$1,000.00	$ 870.90	0.94%	$4.36
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2022

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Bond Portfolio 2031	Actual	$1,000.00	$ 858.10	0.86%	$3.96
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

AST Bond Portfolio 2032	Actual	$1,000.00	$ 847.90	0.83%	$3.80
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

AST Bond Portfolio 2033	Actual**	$1,000.00	$ 853.00	0.92%	$4.16
	Hypothetical	$1,000.00	$1,022.36	0.92%	$4.61

AST Cohen & Steers Global Realty	Actual	$1,000.00	$ 794.60	1.09%	$4.85
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

AST Core Fixed Income	Actual	$1,000.00	$ 861.40	0.69%	$3.18
	Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

AST Government Money Market	Actual	$1,000.00	$1,000.60	0.30%	$1.49
	Hypothetical	$1,000.00	$1,023.31	0.30%	$1.51

AST High Yield	Actual	$1,000.00	$ 865.50	0.86%	$3.98
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

AST Investment Grade Bond	Actual	$1,000.00	$ 886.10	0.70%	$3.27
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

AST MFS Growth Allocation	Actual	$1,000.00	$ 802.50	0.95%	$4.25
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

AST Multi-Sector Fixed Income	Actual	$1,000.00	$ 813.80	0.73%	$3.28
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

AST Quantitative Modeling	Actual	$1,000.00	$ 820.70	1.08%	$4.88
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

AST Western Asset Emerging Markets Debt	Actual	$1,000.00	$ 809.90	1.06%	$4.76
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2022, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** “Actual” expenses for AST Bond Portfolio 2033 are calculated using the 178-day period ended June 30, 2022 due to the Portfolio’s commencement of operations on January 3, 2022.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A — Annual payment frequency for swaps
ABS — Asset-Backed Security
Aces — Alternative Credit Enhancements Securities
ADR — American Depositary Receipt
ASX — Australian Securities Exchange
BABs — Build America Bonds
BATE — CBOE- Europe – BXE Order Books
CDO — Collateralized Debt Obligation
CDS — Credit Default Swap
CDX — Credit Derivative Index
CLO — Collateralized Loan Obligation
CME — Chicago Mercantile Exchange
CPI — Consumer Price Index
CVA — Certificate Van Aandelen (Bearer)
CVR — Contingent Value Rights
CVT — Convertible Security
DIP — Debtor-In-Possession
EAFE — Europe, Australasia, Far East
EMTN — Euro Medium Term Note
ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
GNMA — Government National Mortgage Association
iBoxx — Bond Market Indices
IO — Interest Only (Principal amount represents notional)
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
M — Monthly payment frequency for swaps
MASTR — Morgan Stanley Structured Asset Security
MLP — Master Limited Partnership
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
NSA — Non-Seasonally Adjusted
NYSE — New York Stock Exchange
OAT — Obligations Assimilables du Tresor
OFZ — Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC — Over-the-counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PO — Principal Only
PRFC — Preference Shares
Q — Quarterly payment frequency for swaps
REITs — Real Estate Investment Trust
REMICS — Real Estate Mortgage Investment Conduit Security
RTS — Russian Trading System
S — Semiannual payment frequency for swaps
S&P — Standard & Poor’s
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
STRIPs — Separate Trading of Registered Interest and Principal of Securities
T — Swap payment upon termination
TBA — To Be Announced
TIPS — Treasury Inflation-Protected Securities
TONAR — Tokyo Overnight Average Rate
TSE — Toronto Stock Exchange
UTS — Unit Trust Security
XHKG — Hong Kong Stock Exchange
XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS

A1

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENT — 94.0%

AFFILIATED MUTUAL FUND
AST Target Maturity Central Portfolio* (cost $70,217,309)	7,028,884	$69,023,640

SHORT-TERM INVESTMENT — 5.0%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,640,625)	3,640,625	3,640,625

TOTAL INVESTMENTS—99.0% (cost $73,857,934)(wd)		72,664,265
Other assets in excess of liabilities(z) — 1.0%		770,554

NET ASSETS — 100.0%		$73,434,819

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
24	2 Year U.S. Treasury Notes	Sep. 2022	$5,040,375	$(7,919)
167	5 Year U.S. Treasury Notes	Sep. 2022	18,745,750	99,958
67	10 Year U.S. Treasury Notes	Sep. 2022	7,941,594	37,079
60	10 Year U.S. Ultra Treasury Notes	Sep. 2022	7,642,500	60,764
70	20 Year U.S. Treasury Bonds	Sep. 2022	9,703,750	76,572
44	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	6,791,125	85,985

				$352,439

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,301,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund	$69,023,640	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$3,640,625	$—	$—

Total	$72,664,265	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$360,358	$—	$—

Liabilities
Futures Contracts	$(7,919)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Core Bond	94.0%
Short Term	5.0

99.0
Other assets in excess of liabilities	1.0

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$360,358	*	Due from/to broker-variation margin futures	$7,919	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$869,369

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$375,578

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 9,938,162
Futures Contracts - Short Positions (1)	24,837,133

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2022 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Affiliated investments (cost $73,857,934)	$72,664,265
Deposit with broker for centrally cleared/exchange-traded derivatives	1,301,000
Receivable for Portfolio shares sold	25,901
Prepaid expenses	229

Total Assets	73,991,395

LIABILITIES
Due to broker-variation margin futures	501,500
Accrued expenses and other liabilities	41,359
Management fee payable	11,178
Distribution fee payable	1,894
Affiliated transfer agent fee payable	512
Trustees’ fees payable	109
Payable for Portfolio shares purchased	24

Total Liabilities	556,576

NET ASSETS	$73,434,819

Net assets were comprised of:
Partners’ Equity	$73,434,819

Net asset value and redemption price per share, $73,434,819 / 5,024,434 outstanding shares of beneficial interest	$14.62

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$265,017
Affiliated dividend income	30,158
Income from securities lending, net (including affiliated income of $215)	217

Total income	295,392

EXPENSES
Management fee	220,621
Distribution fee	116,368
Audit fee	23,511
Custodian and accounting fees	19,850
Legal fees and expenses	11,295
Trustees’ fees	4,898
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,717
Shareholders’ reports	3,458
Miscellaneous	8,150

Total expenses	411,868
Less: Fee waiver and/or expense reimbursement	(2,929)

Net expenses	408,939

NET INVESTMENT INCOME (LOSS)	(113,547)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(241,526))	(587,217)
In-kind transactions(1)	(1,451,531)
Futures transactions	869,369

(1,169,379)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,172,392))	(1,220,552)
Futures	375,578

(844,974)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(2,014,353)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,127,900)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(113,547)	$151,878
Net realized gain (loss) on investment transactions	(1,169,379)	1,066,940
Net change in unrealized appreciation (depreciation) on investments	(844,974)	(2,000,894)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,127,900)	(782,076)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [722,938 and 6,037,186 shares, respectively]	10,703,505	90,780,680
Portfolio shares purchased [3,629,903 and 536,146 shares, respectively]	(53,773,108)	(8,075,524)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(43,069,603)	82,705,156

TOTAL INCREASE (DECREASE)	(45,197,503)	81,923,080
NET ASSETS:
Beginning of period	118,632,322	36,709,242

End of period	$73,434,819	$118,632,322

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2022 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.96		$15.10	$14.38	$13.58	$13.60		$13.39

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		0.03	0.24	0.26	0.23		0.16
Net realized and unrealized gain (loss) on investment transactions	(0.32)		(0.17)	0.48	0.54	(0.25)		0.05

Total from investment operations	(0.34)		(0.14)	0.72	0.80	(0.02)		0.21

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$14.62		$14.96	$15.10	$14.38	$13.58		$13.60

Total Return(d)	(2.27)%		(0.93)%	5.01%	5.89%	(0.15	)%(e)	1.57%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$73		$119	$37	$47	$68		$88
Average net assets (in millions)	$94		$70	$43	$56	$72		$120
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.88	%(g)	0.93%	0.93%	0.93%	0.93%		0.88%
Expenses before waivers and/or expense reimbursement	0.89	%(g)	0.96%	1.10%	1.01%	0.94%		0.88%
Net investment income (loss)	(0.24	)%(g)	0.22%	1.61%	1.83%	1.71%		1.18%
Portfolio turnover rate(h)	11%		32%	39%	60%	57%		54%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f)	Does not include expenses of the underlying funds in which the Portfolio invests.

(g)	Annualized.

(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENT — 94.2%
AFFILIATED MUTUAL FUND
AST Target Maturity Central Portfolio* (cost $74,447,622)	7,479,971	$73,453,316

SHORT-TERM INVESTMENT — 4.8%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,733,613)	3,733,613	3,733,613

TOTAL INVESTMENTS—99.0% (cost $78,181,235)(wd)		77,186,929

Other assets in excess of liabilities(z) — 1.0%		788,830

NET ASSETS — 100.0%		$77,975,759

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
225	2 Year U.S. Treasury Notes	Sep. 2022	$47,253,516	$(161,894)

Short Positions:
173	5 Year U.S. Treasury Notes	Sep. 2022	19,419,250	77,721
133	10 Year U.S. Treasury Notes	Sep. 2022	15,764,656	89,647
25	10 Year U.S. Ultra Treasury Notes	Sep. 2022	3,184,375	(5,775)
74	20 Year U.S. Treasury Bonds	Sep. 2022	10,258,250	50,658
47	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	7,254,156	80,090

				292,341

				$ 130,447

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$1,187,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund	$73,453,316	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$3,733,613	$—	$—

Total	$77,186,929	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$298,116	$—	$—

Liabilities
Futures Contracts	$(167,669)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Core Bond	94.2%
Short Term	4.8

99.0
Other assets in excess of liabilities	1.0

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$298,116	*	Due from/to broker-variation margin futures	$167,669	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$264,313

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$163,307

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 26,928,565
Futures Contracts - Short Positions (1)	22,469,323

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2023 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Affiliated investments (cost $78,181,235)	$77,186,929
Deposit with broker for centrally cleared/exchange-traded derivatives	1,187,000
Receivable for Portfolio shares sold	54,348
Prepaid expenses	195

Total Assets	78,428,472

LIABILITIES
Due to broker-variation margin futures	398,389
Audit fee payable	23,511
Accrued expenses and other liabilities	16,440
Management fee payable	11,458
Distribution fee payable	2,141
Affiliated transfer agent fee payable	512
Payable for Portfolio shares purchased	262

Total Liabilities	452,713

NET ASSETS	$77,975,759

Net assets were comprised of:
Partners’ Equity	$77,975,759

Net asset value and redemption price per share, $77,975,759 / 6,399,631 outstanding shares of beneficial interest	$12.18

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$177,511
Affiliated dividend income	17,880
Income from securities lending, net (including affiliated income of $295)	337

Total income	195,728

EXPENSES
Management fee	118,331
Distribution fee	62,420
Audit fee	23,511
Custodian and accounting fees	18,577
Legal fees and expenses	11,111
Trustees’ fees	4,597
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,717
Shareholders’ reports	3,469
Miscellaneous	7,041

Total expenses	252,774
Less: Fee waiver and/or expense reimbursement	(23,884)

Net expenses	228,890

NET INVESTMENT INCOME (LOSS)	(33,162)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(35,204))	(307,678)
In-kind transactions(1)	(959,802)
Futures transactions	264,313

(1,003,167)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(987,779))	(1,093,759)
Futures	163,307

(930,452)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(1,933,619)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,966,781)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(33,162)	$253,545
Net realized gain (loss) on investment transactions	(1,003,167)	582,948
Net change in unrealized appreciation (depreciation) on investments	(930,452)	(1,197,751)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,966,781)	(361,258)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,059,099 and 162,802 shares, respectively]	62,836,740	2,087,746
Portfolio shares purchased [222,110 and 435,558 shares, respectively]	(2,748,715)	(5,595,197)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	60,088,025	(3,507,451)

TOTAL INCREASE (DECREASE)	58,121,244	(3,868,709)
NET ASSETS:
Beginning of period	19,854,515	23,723,224

End of period	$77,975,759	$19,854,515

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2023 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.71		$12.93	$12.11	$11.37	$11.40		$11.21

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		0.15	0.18	0.20	0.18		0.11
Net realized and unrealized gain (loss) on investment transactions	(0.52)		(0.37)	0.64	0.54	(0.21)		0.08

Total from investment operations	(0.53)		(0.22)	0.82	0.74	(0.03)		0.19

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$12.18		$12.71	$12.93	$12.11	$11.37		$11.40

Total Return(d)	(4.17)%		(1.70)%	6.77%	6.51%	(0.26	)%(e)	1.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$78		$20	$24	$29	$39		$35
Average net assets (in millions)	$50		$21	$29	$34	$36		$44
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.92	%(g)	0.93%	0.93%	0.93%	0.93%		0.93%
Expenses before waivers and/or expense reimbursement	1.02	%(g)	1.47%	1.29%	1.21%	1.14%		1.07%
Net investment income (loss)	(0.13	)%(g)	1.19%	1.42%	1.71%	1.60%		0.97%
Portfolio turnover rate(h)	48%		32%	49%	45%	45%		54%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f)	Does not include expenses of the underlying funds in which the Portfolio invests.

(g)	Annualized.

(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENT — 90.8%
AFFILIATED MUTUAL FUND
AST Target Maturity Central Portfolio* (cost $5,823,002)	590,155	$5,795,322

SHORT-TERM INVESTMENT — 4.7%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $304,485)	304,485	304,485

TOTAL INVESTMENTS—95.5% (cost $6,127,487)(wd)		6,099,807
Other assets in excess of liabilities(z) — 4.5%		284,270

NET ASSETS — 100.0%		$6,384,077

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	2 Year U.S. Treasury Notes	Sep. 2022	$2,940,219	$5,024
5	5 Year U.S. Treasury Notes	Sep. 2022	561,250	(1,194)

				3,830

Short Positions:
7	10 Year U.S. Treasury Notes	Sep. 2022	829,719	(14,822)
4	10 Year U.S. Ultra Treasury Notes	Sep. 2022	509,500	3,706
6	20 Year U.S. Treasury Bonds	Sep. 2022	831,750	(5,681)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	617,375	330

				(16,467)

				$(12,637)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$347,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund	$5,795,322	$—	$—
Short-Term Investment
Affiliated Mutual Fund	304,485	—	—

Total	$6,099,807	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$9,060	$—	$—

Liabilities
Futures Contracts	$(21,697)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Core Bond	90.8%
Short Term	4.7

95.5
Other assets in excess of liabilities	4.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$9,060	*	Due from/to broker-variation margin futures	$21,697	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(4,339)

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(6,058)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$2,176,672
Futures Contracts - Short Positions (1)	1,449,167

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2024 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Affiliated investments (cost $6,127,487)	$6,099,807
Deposit with broker for centrally cleared/exchange-traded derivatives	347,000
Due from Manager	158
Prepaid expenses	287

Total Assets	6,447,252

LIABILITIES
Audit fee payable	23,373
Due to broker-variation margin futures	20,531
Custodian and accounting fees payable	10,805
Shareholders’ reports payable	3,684
Accrued expenses and other liabilities	3,666
Affiliated transfer agent fee payable	512
Payable for Portfolio shares purchased	303
Distribution fee payable	176
Trustees’ fees payable	125

Total Liabilities	63,175

NET ASSETS	$6,384,077

Net assets were comprised of:
Partners’ Equity	$6,384,077

Net asset value and redemption price per share, $6,384,077 / 547,568 outstanding shares of beneficial interest	$11.66

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$23,146
Affiliated dividend income	656

Total income	23,802

EXPENSES
Management fee	9,445
Distribution fee	4,982
Audit fee	23,373
Custodian and accounting fees	18,205
Legal fees and expenses	11,157
Trustees’ fees	4,325
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,718
Shareholders’ reports	3,270
Fund data services	2,391
Miscellaneous	4,878

Total expenses	85,744
Less: Fee waiver and/or expense reimbursement	(67,399)

Net expenses	18,345

NET INVESTMENT INCOME (LOSS)	5,457

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,920))	(115,628)
In-kind transactions(1)	(20,780)
Futures transactions	(4,339)

(140,747)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(27,680))	(66,712)
Futures	(6,058)

(72,770)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(213,517)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(208,060)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,457	$89,762
Net realized gain (loss) on investment transactions	(140,747)	523,826
Net change in unrealized appreciation (depreciation) on investments	(72,770)	(708,593)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(208,060)	(95,005)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [512,481 and 201,396 shares, respectively]	6,050,837	2,503,951
Portfolio shares purchased [294,487 and 572,179 shares, respectively]	(3,537,943)	(7,209,068)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	2,512,894	(4,705,117)

TOTAL INCREASE (DECREASE)	2,304,834	(4,800,122)
NET ASSETS:
Beginning of period	4,079,243	8,879,365

End of period	$6,384,077	$4,079,243

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2024 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.38		$12.68	$11.67	$10.81	$10.88		$10.70

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		0.27	0.18	0.24	0.18		0.11
Net realized and unrealized gain (loss) on investment transactions	(0.74)		(0.57)	0.83	0.62	(0.25)		0.07

Total from investment operations	(0.72)		(0.30)	1.01	0.86	(0.07)		0.18

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$11.66		$12.38	$12.68	$11.67	$10.81		$10.88

Total Return(d)	(5.82)%		(2.37)%	8.65%	7.96%	(0.64	)%(e)	1.68%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6		$4	$9	$23	$94		$79
Average net assets (in millions)	$4		$4	$26	$52	$86		$31
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.92	%(g)	0.93%	0.93%	0.95%	0.91%		0.93%
Expenses before waivers and/or expense reimbursement	4.30	%(g)	4.73%	1.36%	1.09%	0.91%		1.18%
Net investment income (loss)	0.27	%(g)	2.20%	1.46%	2.12%	1.72%		1.05%
Portfolio turnover rate(h)	115%		124%	186%	53%	89%		113%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 92.4%
AFFILIATED MUTUAL FUND
AST Target Maturity Central Portfolio* (cost $6,877,300)	694,406	$6,819,067

SHORT-TERM INVESTMENT — 5.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $429,596)	429,596	429,596

TOTAL INVESTMENTS—98.2% (cost $7,306,896)(wd)		7,248,663
Other assets in excess of liabilities(z) — 1.8%		130,364

NET ASSETS — 100.0%		$7,379,027

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
41	5 Year U.S. Treasury Notes	Sep. 2022	$4,602,250	$(3,488)

Short Positions:
6	2 Year U.S. Treasury Notes	Sep. 2022	1,260,094	1,466
6	10 Year U.S. Treasury Notes	Sep. 2022	711,187	(13,539)
6	10 Year U.S. Ultra Treasury Notes	Sep. 2022	764,250	5,547
7	20 Year U.S. Treasury Bonds	Sep. 2022	970,375	(5,753)
5	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	771,719	1,930

				(10,349)

				$(13,837)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$297,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund	$6,819,067	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$429,596	$—	$—

Total	$7,248,663	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$8,943	$—	$—

Liabilities
Futures Contracts	$(22,780)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Core Bond	92.4%
Short Term	5.8

98.2
Other assets in excess of liabilities	1.8

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$8,943	*	Due from/to broker-variation margin futures	$22,780	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(64,863)

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(17,803)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$2,708,211
Futures Contracts - Short Positions (1)	1,807,964

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2025 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Affiliated investments (cost $7,306,896)	$7,248,663
Deposit with broker for centrally cleared/exchange-traded derivatives	297,000
Prepaid expenses and other assets	1,850

Total Assets	7,547,513

LIABILITIES
Payable for Portfolio shares purchased	113,251
Audit fee payable	23,373
Due to broker-variation margin futures	12,141
Custodian and accounting fees payable	10,931
Accrued expenses and other liabilities	7,465
Affiliated transfer agent fee payable	512
Trustees’ fees payable	460
Distribution fee payable	204
Management fee payable	149

Total Liabilities	168,486

NET ASSETS	$7,379,027

Net assets were comprised of:
Partners’ Equity	$7,379,027

Net asset value and redemption price per share, $7,379,027 / 558,110 outstanding shares of beneficial interest	$13.22

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$22,573
Affiliated dividend income	959

Total income	23,532

EXPENSES
Management fee	10,992
Distribution fee	5,798
Audit fee	23,373
Custodian and accounting fees	18,250
Legal fees and expenses	11,188
Trustees’ fees	4,659
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,717
Shareholders’ reports	3,271
Fund data services	2,422
Miscellaneous	5,044

Total expenses	88,714
Less: Fee waiver and/or expense reimbursement	(67,383)

Net expenses	21,331

NET INVESTMENT INCOME (LOSS)	2,201

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(12,069))	(40,832)
In-kind transactions(1)	(65,360)
Futures transactions	(64,863)

(171,055)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(58,233))	(111,526)
Futures	(17,803)

(129,329)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(300,384)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(298,183)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,201	$82,717
Net realized gain (loss) on investment transactions	(171,055)	301,643
Net change in unrealized appreciation (depreciation) on investments	(129,329)	(516,276)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(298,183)	(131,916)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [544,590 and 125,460 shares, respectively]	7,361,832	1,812,567
Portfolio shares purchased [155,413 and 580,563 shares, respectively]	(2,099,687)	(8,452,762)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	5,262,145	(6,640,195)

TOTAL INCREASE (DECREASE)	4,963,962	(6,772,111)
NET ASSETS:
Beginning of period	2,415,065	9,187,176

End of period	$7,379,027	$2,415,065

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2025 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.30		$14.72	$13.22	$12.16	$12.25		$12.03

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.32	0.26	0.28	0.23		0.16
Net realized and unrealized gain (loss) on investment transactions	(1.09)		(0.74)	1.24	0.78	(0.32)		0.06

Total from investment operations	(1.08)		(0.42)	1.50	1.06	(0.09)		0.22

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$13.22		$14.30	$14.72	$13.22	$12.16		$12.25

Total Return(d)	(7.55)%		(2.85)%	11.35%	8.72%	(0.73	)%(e)	1.83%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7		$2	$9	$35	$123		$13
Average net assets (in millions)	$5		$4	$28	$68	$70		$19
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.92	%(g)	0.93%	0.93%	0.95%	0.93%		0.93%
Expenses before waivers and/or expense reimbursement	3.83	%(g)	5.14%	1.31%	1.02%	0.94%		1.64%
Net investment income (loss)	0.09	%(g)	2.19%	1.82%	2.18%	1.94%		1.27%
Portfolio turnover rate(h)	56%		52%	273%	77%	95%		97%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 93.6%
AFFILIATED MUTUAL FUND
AST Target Maturity Central Portfolio*
(cost $27,811,896)	2,784,679	$27,345,552

SHORT-TERM INVESTMENT — 5.8%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $1,712,558)	1,712,558	1,712,558

TOTAL INVESTMENTS—99.4% (cost $29,524,454)(wd)		29,058,110

Other assets in excess of liabilities(z) — 0.6%		169,792

NET ASSETS — 100.0%		$29,227,902

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
220	5 Year U.S. Treasury Notes	Sep. 2022	$24,695,000	$(110,231)

Short Positions:
28	2 Year U.S. Treasury Notes	Sep. 2022	5,880,438	23,145
52	10 Year U.S. Treasury Notes	Sep. 2022	6,163,625	49,831
7	10 Year U.S. Ultra Treasury Notes	Sep. 2022	891,625	5,663
29	20 Year U.S. Treasury Bonds	Sep. 2022	4,020,125	35,928
18	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	2,778,187	37,295

				151,862

				$41,631

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$305,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund	$27,345,552	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$1,712,558	$—	$—

Total	$29,058,110	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$151,862	$—	$—

Liabilities
Futures Contracts	$(110,231)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Core Bond	93.6%
Short Term	5.8

99.4
Other assets in excess of liabilities	0.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$151,862	*	Due from/to broker-variation margin futures	$110,231	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(1,144,150)	$(96,000)

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(50,352)	$96,330

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$24,467,833
Futures Contracts - Short Positions (1)	12,058,948
Inflation Swap Agreements (1)	433,333

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2026 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Affiliated investments (cost $29,524,454)	$29,058,110
Deposit with broker for centrally cleared/exchange-traded derivatives	305,000
Prepaid expenses	627

Total Assets	29,363,737

LIABILITIES
Payable for Portfolio shares purchased	73,034
Audit fee payable	23,373
Due to broker-variation margin futures	13,410
Custodian and accounting fees payable	11,469
Accrued expenses and other liabilities	8,883
Management fee payable	4,155
Distribution fee payable	584
Affiliated transfer agent fee payable	512
Trustees’ fees payable	415

Total Liabilities	135,835

NET ASSETS	$29,227,902

Net assets were comprised of:
Partners’ Equity	$29,227,902

Net asset value and redemption price per share, $29,227,902 / 2,609,738 outstanding shares of beneficial interest	$11.20

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$232,080
Affiliated dividend income	11,284
Affiliated income from securities lending	196

Total income	243,560

EXPENSES
Management fee	70,941
Distribution fee	37,419
Audit fee	23,373
Custodian and accounting fees	19,256
Legal fees and expenses	11,193
Trustees’ fees	4,694
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,718
Shareholders’ reports	3,333
Miscellaneous	9,013

Total expenses	182,940
Less: Fee waiver and/or expense reimbursement	(44,849)

Net expenses	138,091

NET INVESTMENT INCOME (LOSS)	105,469

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(52,364))	(46,904)
In-kind transactions(1)	(595,112)
Futures transactions	(1,144,150)
Swap agreements transactions	(96,000)

(1,882,166)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(474,324))	(989,279)
Futures	(50,352)
Swap agreements	96,330

(943,301)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(2,825,467)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,719,998)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$105,469	$485,244
Net realized gain (loss) on investment transactions	(1,882,166)	1,875,088
Net change in unrealized appreciation (depreciation) on investments	(943,301)	(4,009,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,719,998)	(1,648,806)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [543,445 and 366,335 shares, respectively]	6,319,629	4,546,918
Portfolio shares purchased [392,079 and 2,000,959 shares, respectively]	(4,510,986)	(24,952,500)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	1,808,643	(20,405,582)

TOTAL INCREASE (DECREASE)	(911,355)	(22,054,388)
NET ASSETS:
Beginning of period	30,139,257	52,193,645

End of period	$29,227,902	$30,139,257

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2026 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.26		$12.75	$11.52	$10.47	$10.58	$10.33

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.16	0.18	0.23	0.19	0.13
Net realized and unrealized gain (loss) on investment transactions	(1.10)		(0.65)	1.05	0.82	(0.30)	0.12

Total from investment operations	(1.06)		(0.49)	1.23	1.05	(0.11)	0.25

Net Asset Value, end of period	$11.20		$12.26	$12.75	$11.52	$10.47	$10.58

Total Return(b)	(8.65)%		(3.84)%	10.68%	10.03%	(1.04)%	2.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$29		$30	$52	$134	$195	$215
Average net assets (in millions)	$30		$39	$92	$148	$220	$263
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.92	%(d)	0.93%	0.92%	0.85%	0.81%	0.81%
Expenses before waivers and/or expense reimbursement	1.22	%(d)	1.18%	0.92%	0.85%	0.81%	0.81%
Net investment income (loss)	0.70	%(d)	1.25%	1.50%	2.03%	1.90%	1.28%
Portfolio turnover rate(e)	21%		30%	93%	65%	101%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 94.0%
AFFILIATED MUTUAL FUND
AST Target Maturity Central Portfolio*
(cost $53,965,825)	5,404,618	$53,073,353

SHORT-TERM INVESTMENT — 5.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $3,080,770)	3,080,770	3,080,770

TOTAL INVESTMENTS—99.5% (cost $57,046,595)(wd)		56,154,123

Other assets in excess of liabilities(z) — 0.5%		279,080

NET ASSETS — 100.0%		$56,433,203

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
328	5 Year U.S. Treasury Notes	Sep. 2022	$36,818,000	$(68,916)
49	10 Year U.S. Treasury Notes	Sep. 2022	5,808,031	(43,399)

				(112,315)

Short Positions:
54	2 Year U.S. Treasury Notes	Sep. 2022	11,340,844	16,092
24	10 Year U.S. Ultra Treasury Notes	Sep. 2022	3,057,000	(13,766)
55	20 Year U.S. Treasury Bonds	Sep. 2022	7,624,375	58,857
35	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	5,402,031	71,021

				132,204

				$19,889

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$539,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund	$53,073,353	$—	$—
Short-Term Investment
Affiliated Mutual Fund	3,080,770	—	—

Total	$56,154,123	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$145,970	$—	$—

Liabilities
Futures Contracts	$(126,081)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Core Bond	94.0%
Short Term	5.5

99.5
Other assets in excess of liabilities	0.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$145,970	*	Due from/to broker-variation margin futures	$126,081	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(1,876,035)	$(134,634)

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(180,123)	$135,344

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$39,855,896
Futures Contracts - Short Positions (1)	17,450,297
Inflation Swap Agreements (1)	608,333

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2027 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Affiliated investments (cost $57,046,595)	$56,154,123
Deposit with broker for centrally cleared/exchange-traded derivatives	539,000
Due from broker-variation margin futures	44,855
Prepaid expenses and other assets	3,435

Total Assets	56,741,413

LIABILITIES
Payable for Portfolio shares purchased	253,121
Audit fee payable	23,373
Accrued expenses and other liabilities	20,916
Management fee payable	8,559
Distribution fee payable	1,224
Affiliated transfer agent fee payable	512
Trustees’ fees payable	505

Total Liabilities	308,210

NET ASSETS	$56,433,203

Net assets were comprised of:
Partners’ Equity	$56,433,203

Net asset value and redemption price per share, $56,433,203 / 5,203,118 outstanding shares of beneficial interest	$10.85

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$284,897
Affiliated dividend income	21,808
Income from securities lending, net (including affiliated income of $349)	351

Total income	307,056

EXPENSES
Management fee	129,390
Distribution fee	68,250
Audit fee	23,373
Custodian and accounting fees	19,595
Legal fees and expenses	11,310
Trustees’ fees	5,145
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,718
Shareholders’ reports	3,469
Miscellaneous	7,832

Total expenses	272,082
Less: Fee waiver and/or expense reimbursement	(20,257)

Net expenses	251,825

NET INVESTMENT INCOME (LOSS)	55,231

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(65,738))	(427,966)
In-kind transactions(1)	(2,220,142)
Futures transactions	(1,876,035)
Swap agreements transactions	(134,634)

(4,658,777)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(879,844))	(956,366)
Futures	(180,123)
Swap agreements	135,344

(1,001,145)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(5,659,922)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,604,691)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$55,231	$444,191
Net realized gain (loss) on investment transactions	(4,658,777)	2,596,081
Net change in unrealized appreciation (depreciation) on investments	(1,001,145)	(5,680,069)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,604,691)	(2,639,797)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,329,447 and 1,699,190 shares, respectively]	26,751,053	20,602,575
Portfolio shares purchased [1,104,713 and 3,220,630 shares, respectively]	(12,659,126)	(39,469,483)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	14,091,927	(18,866,908)

TOTAL INCREASE (DECREASE)	8,487,236	(21,506,705)
NET ASSETS:
Beginning of period	47,945,967	69,452,672

End of period	$56,433,203	$47,945,967

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2027 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,

			2021	2020	2019	2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.05		$12.63	$11.29	$10.20	$10.32		$10.06

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.10	0.15	0.23	0.19		0.14
Net realized and unrealized gain (loss) on investment transactions	(1.21)		(0.68)	1.19	0.86	(0.31)		0.12

Total from investment operations	(1.20)		(0.58)	1.34	1.09	(0.12)		0.26

Capital Contributions	—		—	—	—	—	(b)(c)	—

Net Asset Value, end of period	$10.85		$12.05	$12.63	$11.29	$10.20		$10.32

Total Return(d)	(9.96)%		(4.59)%	11.87%	10.69%	(1.16	)%(e)	2.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$56		$48	$69	$101	$236		$257
Average net assets (in millions)	$55		$56	$65	$149	$258		$311
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.92	%(g)	0.93%	0.93%	0.87%	0.80%		0.80%
Expenses before waivers and/or expense reimbursement	0.99	%(g)	1.04%	0.99%	0.87%	0.80%		0.80%
Net investment income (loss)	0.20	%(g)	0.79%	1.26%	2.14%	1.90%		1.34%
Portfolio turnover rate(h)	30%		40%	189%	66%	102%		65%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2028

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENT — 93.8%

AFFILIATED MUTUAL FUND
AST Target Maturity Central Portfolio*
(cost $110,828,176)	11,086,366	$108,868,113

SHORT-TERM INVESTMENT — 5.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund
(cost $6,187,048)	6,187,048	6,187,048

TOTAL INVESTMENTS—99.1%
(cost $117,015,224)(wd)		115,055,161
Other assets in excess of liabilities(z) — 0.9%		997,676

NET ASSETS — 100.0%		$116,052,837

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
798	10 Year U.S. Treasury Notes	Sep. 2022	$94,587,937	$(950,806)

Short Positions:
123	2 Year U.S. Treasury Notes	Sep. 2022	25,831,922	77,791
64	5 Year U.S. Treasury Notes	Sep. 2022	7,184,000	48,090
95	10 Year U.S. Ultra Treasury Notes	Sep. 2022	12,100,625	43,600
113	20 Year U.S. Treasury Bonds	Sep. 2022	15,664,625	137,551
70	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	10,804,063	159,121

				466,153

				$(484,653)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$878,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund	$108,868,113	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$6,187,048	$—	$—

Total	$115,055,161	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$466,153	$—	$—

Liabilities
Futures Contracts	$(950,806)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Core Bond	93.8%
Short Term	5.3

99.1
Other assets in excess of liabilities	0.9

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$466,153	*	Due from/to broker-variation margin futures	$950,806	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(3,290,229)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,080,436)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$90,004,083
Futures Contracts - Short Positions (1)	54,865,099

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2028 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Affiliated investments (cost $117,015,224)	$115,055,161
Deposit with broker for centrally cleared/exchange-traded derivatives	878,000
Due from broker-variation margin futures	222,217
Prepaid expenses	211

Total Assets	116,155,589

LIABILITIES
Payable for Portfolio shares purchased	38,190
Audit fee payable	23,373
Management fee payable	17,468
Custodian and accounting fees payable	12,275
Accrued expenses and other liabilities	7,441
Distribution fee payable	3,114
Affiliated transfer agent fee payable	512
Trustees’ fees payable	379

Total Liabilities	102,752

NET ASSETS	$116,052,837

Net assets were comprised of:
Partners’ Equity	$116,052,837

Net asset value and redemption price per share, $116,052,837 / 10,634,984 outstanding shares of beneficial interest	$10.91

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$476,280
Affiliated dividend income	38,448
Income from securities lending, net (including affiliated income of $1,285)	1,287

Total income	516,015

EXPENSES
Management fee	270,398
Distribution fee	142,631
Audit fee	23,373
Custodian and accounting fees	20,314
Legal fees and expenses	11,373
Trustees’ fees	5,599
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,717
Shareholders’ reports	3,416
Miscellaneous	7,669

Total expenses	488,490
Less: Fee waiver and/or expense reimbursement	(4,335)

Net expenses	484,155

NET INVESTMENT INCOME (LOSS)	31,860

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(118,639))	(387,101)
In-kind transactions(1)	(6,432,349)
Futures transactions	(3,290,229)

(10,109,679)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,941,040))	(1,582,861)
Futures	(1,080,436)

(2,663,297)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(12,772,976)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,741,116)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$31,860	$6,121
Net realized gain (loss) on investment transactions	(10,109,679)	(732,762)
Net change in unrealized appreciation (depreciation) on investments	(2,663,297)	74,041

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,741,116)	(652,600)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,521,473 and 8,357,110 shares, respectively]	64,980,619	102,868,824
Portfolio shares purchased [2,179,102 and 1,323,073 shares, respectively]	(25,421,209)	(16,293,418)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	39,559,410	86,575,406

TOTAL INCREASE (DECREASE)	26,818,294	85,922,806
NET ASSETS:
Beginning of period	89,234,543	3,311,737

End of period	$116,052,837	$89,234,543

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2028 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,						January 03, 2017(a) through December 31, 2017
			2021	2020	2019		2018
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$12.24		$12.81	$11.17	$10.01		$10.22		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(c)	— (c)	0.17	0.21		0.18		0.12
Net realized and unrealized gain (loss) on investment transactions	(1.33)		(0.57)	1.47	0.91		(0.39)		0.10

Total from investment operations	(1.33)		(0.57)	1.64	1.12		(0.21)		0.22

Capital Contributions	—		—	—	0.04	(d)	—	(c)(e)	—

Net Asset Value, end of period	$10.91		$12.24	$12.81	$11.17		$10.01		$10.22

Total Return(f)	(10.87)%		(4.45)%	14.68%	11.59	%(g)	(2.05	)%(h)	2.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$116		$89	$3	$22		$76		$13
Average net assets (in millions)	$115		$50	$6	$37		$70		$7
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.85	%(j)	0.93%	0.93%	0.94%		0.93%		0.93	%(j)
Expenses before waivers and/or expense reimbursement	0.86	%(j)	1.06%	3.23%	1.25%		0.96%		2.42	%(j)
Net investment income (loss)	0.06	%(j)	0.01%	1.44%	1.99%		1.88%		1.23	%(j)
Portfolio turnover rate(k)(l)	31%		230%	211%	179%		138%		140%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(e)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 11.19%.
(h)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(i)	Does not include expenses of the underlying funds in which the Portfolio invests.
(j)	Annualized.
(k)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2029

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENT — 93.8%

AFFILIATED MUTUAL FUND
AST Target Maturity Central Portfolio* (cost $8,579,790)	864,918	$8,493,498

SHORT-TERM INVESTMENT — 5.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $472,872)	472,872	472,872

TOTAL INVESTMENTS—99.0% (cost $9,052,662)(wd)		8,966,370
Other assets in excess of liabilities(z) — 1.0%		93,067

NET ASSETS — 100.0%		$9,059,437

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
77	10 Year U.S. Treasury Notes	Sep. 2022	$9,126,906	$(7,679)
7	10 Year U.S. Ultra Treasury Notes	Sep. 2022	891,625	(3,916)

				(11,595)

Short Positions:
10	2 Year U.S. Treasury Notes	Sep. 2022	2,100,156	2,823
37	5 Year U.S. Treasury Notes	Sep. 2022	4,153,250	1,411
9	20 Year U.S. Treasury Bonds	Sep. 2022	1,247,625	(4,506)
6	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	926,063	1,773

				1,501

				$(10,094)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$158,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund	$8,493,498	$—	$—
Short-Term Investment
Affiliated Mutual Fund	472,872	—	—

Total	$8,966,370	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$6,007	$—	$—

Liabilities
Futures Contracts	$(16,101)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Core Bond	93.8%
Short Term	5.2

99.0
Other assets in excess of liabilities	1.0

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$6,007	*	Due from/to broker-variation margin futures	$16,101	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(180,382)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2029 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(25,460)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$5,507,489
Futures Contracts - Short Positions (1)	4,070,357

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2029 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022
ASSETS
Investments at value:
Affiliated investments (cost $9,052,662)	$8,966,370
Deposit with broker for centrally cleared/exchange-traded derivatives	158,000
Due from broker-variation margin futures	27,233
Prepaid expenses and other assets	797

Total Assets	9,152,400

LIABILITIES
Payable for Portfolio shares purchased	48,947
Audit fee payable	23,373
Custodian and accounting fees payable	11,146
Accrued expenses and other liabilities	7,947
Affiliated transfer agent fee payable	512
Trustees’ fees payable	459
Management fee payable	315
Distribution fee payable	264

Total Liabilities	92,963

NET ASSETS	$9,059,437

Net assets were comprised of:
Partners’ Equity	$9,059,437

Net asset value and redemption price per share, $9,059,437 / 840,145 outstanding shares of beneficial interest	$10.78

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$26,363
Affiliated dividend income	1,216

Total income	27,579

EXPENSES
Management fee	14,190
Distribution fee	7,485
Audit fee	23,373
Custodian and accounting fees	18,371
Legal fees and expenses	11,209
Trustees’ fees	4,659
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,717
Shareholders’ reports	3,321
Fund data services	2,391
Miscellaneous	4,756

Total expenses	93,472
Less: Fee waiver and/or expense reimbursement	(65,919)

Net expenses	27,553

NET INVESTMENT INCOME (LOSS)	26

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(13,862))	(60,371)
In-kind transactions(1)	(252,643)
Futures transactions	(180,382)

(493,396)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(86,292))	(137,476)
Futures	(25,460)

(162,936)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(656,332)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(656,306)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$26	$24,235
Net realized gain (loss) on investment transactions	(493,396)	(58,844)
Net change in unrealized appreciation (depreciation) on investments	(162,936)	(107,789)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(656,306)	(142,398)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [766,715 and 571 shares, respectively]	8,608,559	7,054
Portfolio shares purchased [173,151 and 1,656 shares, respectively]	(1,917,713)	(21,030)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	6,690,846	(13,976)

TOTAL INCREASE (DECREASE)	6,034,540	(156,374)
NET ASSETS:
Beginning of period	3,024,897	3,181,271

End of period	$9,059,437	$3,024,897

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2029 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,			January 02, 2018(a) through December 31, 2018
			2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$12.27		$12.85	$11.05	$9.84	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(c)	0.10	0.17	0.16	0.17
Net realized and unrealized gain (loss) on investment transactions	(1.49)		(0.68)	1.63	1.05	(0.33)

Total from investment operations	(1.49)		(0.58)	1.80	1.21	(0.16)

Net Asset Value, end of period	$10.78		$12.27	$12.85	$11.05	$9.84

Total Return(d)	(12.14)%		(4.51)%	16.29%	12.30%	(1.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9		$3	$3	$48	$16
Average net assets (in millions)	$6		$3	$10	$34	$7
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.92	%(f)	0.93%	0.93%	0.93%	0.93	%(f)
Expenses before waivers and/or expense reimbursement	3.12	%(f)	6.01%	2.31%	1.18%	2.49	%(f)
Net investment income (loss)	—	%(c)(f)	0.80%	1.51%	1.45%	1.82	%(f)
Portfolio turnover rate(g)	58%		68%	199%	177%	171%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2030

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENT — 92.1%
AFFILIATED MUTUAL FUND
AST Target Maturity Central Portfolio* (cost $58,055,921)	5,808,018	$57,034,735

SHORT-TERM INVESTMENT — 6.2%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,856,210)	3,856,210	3,856,210

TOTAL INVESTMENTS—98.3% (cost $61,912,131)(wd)		60,890,945

Other assets in excess of liabilities(z) — 1.7%		1,043,533

NET ASSETS — 100.0%		$61,934,478

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
294	10 Year U.S. Treasury Notes	Sep. 2022	$34,848,188	$(339,330)
237	10 Year U.S. Ultra Treasury Notes	Sep. 2022	30,187,875	(172,072)

				(511,402)

Short Positions:
66	2 Year U.S. Treasury Notes	Sep. 2022	13,861,031	54,251
225	5 Year U.S. Treasury Notes	Sep. 2022	25,256,250	143,770
59	20 Year U.S. Treasury Bonds	Sep. 2022	8,178,875	67,363
37	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	5,710,719	93,768

				359,152

				$(152,250)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$906,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund	$57,034,735	$—	$—
Short-Term Investment
Affiliated Mutual Fund	3,856,210	—	—

Total	$60,890,945	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$359,152	$—	$—

Liabilities
Futures Contracts	$(511,402)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Core Bond	92.1%
Short Term	6.2

98.3
Other assets in excess of liabilities	1.7

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$359,152	*	Due from/to broker-variation margin futures	$511,402	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$46,209
Interest rate contracts	(5,120,183)	(150,433)

Total	$(5,120,183)	$(104,224)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2030 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Credit contracts	$—	$5,773
Interest rate contracts	(660,473)	197,446

Total	$(660,473)	$203,219

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$69,383,406
Futures Contracts - Short Positions (1)	40,613,998
Interest Rate Swap Agreements (1)	411,333
Credit Default Swap Agreements - Buy Protection (1)	3,333,333
Inflation Swap Agreements (1)	910,000

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2030 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Affiliated investments (cost $61,912,131)	$60,890,945
Deposit with broker for centrally cleared/exchange-traded derivatives	906,000
Due from broker-variation margin futures	235,642
Prepaid expenses	685

Total Assets	62,033,272

LIABILITIES
Payable for Portfolio shares purchased	35,635
Audit fee payable	22,231
Accrued expenses and other liabilities	16,566
Custodian and accounting fees payable	12,323
Management fee payable	9,716
Distribution fee payable	1,679
Affiliated transfer agent fee payable	512
Trustees’ fees payable	132

Total Liabilities	98,794

NET ASSETS	$61,934,478

Net assets were comprised of:
Partners’ Equity	$61,934,478

Net asset value and redemption price per share, $61,934,478 / 5,668,550 outstanding shares of beneficial interest	$10.93

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$391,730
Affiliated dividend income	29,106
Income from securities lending, net (including affiliated income of $93)	100

Total income	420,936

EXPENSES
Management fee	158,820
Distribution fee	83,772
Audit fee	22,231
Custodian and accounting fees	20,488
Legal fees and expenses	11,332
Trustees’ fees	4,912
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,719
Shareholders’ reports	3,511
Miscellaneous	11,179

Total expenses	319,964
Less: Fee waiver and/or expense reimbursement	(10,651)

Net expenses	309,313

NET INVESTMENT INCOME (LOSS)	111,623

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(53,397))	62,018
In-kind transactions(1)	(2,204,189)
Futures transactions	(5,120,183)
Swap agreements transactions	(104,224)

(7,366,578)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,056,413))	(1,769,693)
Futures	(660,473)
Swap agreements	203,219

(2,226,947)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(9,593,525)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,481,902)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$111,623	$862,721
Net realized gain (loss) on investment transactions	(7,366,578)	(4,846,646)
Net change in unrealized appreciation (depreciation) on investments	(2,226,947)	(1,925,531)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,481,902)	(5,909,456)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [610,095 and 651,999 shares, respectively]	7,233,913	8,043,279
Portfolio shares purchased [760,761 and 5,583,031 shares, respectively]	(8,850,125)	(69,938,660)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,616,212)	(61,895,381)

TOTAL INCREASE (DECREASE)	(11,098,114)	(67,804,837)
NET ASSETS:
Beginning of period	73,032,592	140,837,429

End of period	$61,934,478	$73,032,592

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2030 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,		January 02, 2019(a) through December 31, 2019
			2021	2020
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$12.55		$13.10	$11.44	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		0.10	0.12	0.15
Net realized and unrealized gain (loss) on investment transactions	(1.64)		(0.65)	1.54	1.29

Total from investment operations	(1.62)		(0.55)	1.66	1.44

Net Asset Value, end of period	$10.93		$12.55	$13.10	$11.44

Total Return(c)	(12.91)%		(4.20)%	14.51%	14.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$62		$73	$141	$34
Average net assets (in millions)	$68		$103	$213	$19
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.92	%(e)	0.91%	0.81%	0.93	%(e)
Expenses before waivers and/or expense reimbursement	0.95	%(e)	0.91%	0.81%	1.44	%(e)
Net investment income (loss)	0.33	%(e)	0.83%	0.95%	1.28	%(e)
Portfolio turnover rate(f)	7%		56%	253%	384%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2031

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENT — 93.1%

AFFILIATED MUTUAL FUND
AST Target Maturity Central Portfolio* (cost $105,983,630)	10,598,743	$104,079,655

SHORT-TERM INVESTMENT — 4.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $5,109,166)	5,109,166	5,109,166

TOTAL INVESTMENTS—97.7% (cost $111,092,796)(wd)		109,188,821
Other assets in excess of liabilities(z) — 2.3%		2,616,087

NET ASSETS — 100.0%		$111,804,908

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
26	10 Year U.S. Treasury Notes	Sep. 2022	$3,081,813	$(38,136)
853	10 Year U.S. Ultra Treasury Notes	Sep. 2022	108,650,875	(607,508)

				(645,644)

Short Positions:
121	2 Year U.S. Treasury Notes	Sep. 2022	25,411,891	100,243
375	5 Year U.S. Treasury Notes	Sep. 2022	42,093,750	260,993
107	20 Year U.S. Treasury Bonds	Sep. 2022	14,832,875	131,306
68	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	10,495,375	167,639

				660,181

				$14,537

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$1,710,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2031 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund	$104,079,655	$—	$—
Short-Term Investment
Affiliated Mutual Fund	5,109,166	—	—

Total	$109,188,821	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$660,181	$—	$—

Liabilities
Futures Contracts	$(645,644)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Core Bond	93.1%
Short Term	4.6

97.7
Other assets in excess of liabilities	2.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$660,181	*	Due from/to broker-variation margin futures	$645,644	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$(7,874,005)	$(288,181)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2031 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$(426,942)	$345,460

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$110,546,260
Futures Contracts - Short Positions (1)	72,043,967
Interest Rate Swap Agreements (1)	493,333
Inflation Swap Agreements (1)	1,615,000

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2031 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Affiliated investments (cost $111,092,796)	$109,188,821
Cash	492,266
Deposit with broker for centrally cleared/exchange-traded derivatives	1,710,000
Due from broker-variation margin futures	494,483
Prepaid expenses and other assets	984

Total Assets	111,886,554

LIABILITIES
Audit fee payable	20,103
Payable for Portfolio shares purchased	18,462
Management fee payable	16,861
Custodian and accounting fees payable	12,644
Accrued expenses and other liabilities	5,355
Shareholders’ reports payable	4,132
Distribution fee payable	3,024
Trustees’ fees payable	553
Affiliated transfer agent fee payable	512

Total Liabilities	81,646

NET ASSETS	$111,804,908

Net assets were comprised of:
Partners’ Equity	$111,804,908

Net asset value and redemption price per share, $111,804,908 / 12,091,488 outstanding shares of beneficial interest	$9.25

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$516,165
Affiliated dividend income	44,187
Affiliated income from securities lending, net	911

Total income	561,263

EXPENSES
Management fee	272,366
Distribution fee	143,669
Custodian and accounting fees	21,301
Audit fee	20,103
Legal fees and expenses	10,710
Trustees’ fees	5,773
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,718
Shareholders’ reports	3,213
Miscellaneous	11,463

Total expenses	492,316
Less: Fee waiver and/or expense reimbursement	(4,209)

Net expenses	488,107

NET INVESTMENT INCOME (LOSS)	73,156

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(163,739))	(349,114)
In-kind transactions(1)	(7,694,282)
Futures transactions	(7,874,005)
Swap agreements transactions	(288,181)

(16,205,582)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,885,197))	(1,144,497)
Futures	(426,942)
Swap agreements	345,460

(1,225,979)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(17,431,561)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,358,405)

STATEMENT OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$73,156	$586,356
Net realized gain (loss) on investment transactions	(16,205,582)	(7,268,959)
Net change in unrealized appreciation (depreciation) on investments	(1,225,979)	821,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,358,405)	(5,861,085)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,302,486 and 12,351,812 shares, respectively]	75,445,906	130,595,797
Portfolio shares purchased [3,593,770 and 16,901,201 shares, respectively]	(36,626,739)	(180,784,702)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	38,819,167	(50,188,905)

TOTAL INCREASE (DECREASE)	21,460,762	(56,049,990)
NET ASSETS:
Beginning of period	90,344,146	146,394,136

End of period	$111,804,908	$90,344,146

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2031 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021	January 02, 2020(a) through December 31, 2020
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.78		$11.32	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.04	0.03
Net realized and unrealized gain (loss) on investment transactions	(1.54)		(0.58)	1.29	(c)

Total from investment operations	(1.53)		(0.54)	1.32

Net Asset Value, end of period	$9.25		$10.78	$11.32

Total Return(d)	(14.19)%		(4.77)%	13.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$112		$90	$146
Average net assets (in millions)	$116		$148	$70
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.85	%(f)	0.88%	0.92	%(f)
Expenses before waivers and/or expense reimbursement	0.86	%(f)	0.88%	0.92	%(f)
Net investment income (loss)	0.13	%(f)	0.40%	0.28	%(f)
Portfolio turnover rate(g)	34%		102%	116%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Portfolio invests.
(f)	Annualized.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2032

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENT — 93.1%
AFFILIATED MUTUAL FUND
AST Target Maturity Central Portfolio* (cost $137,757,206)	13,779,926	$135,318,874

SHORT-TERM INVESTMENT — 4.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $6,319,761)	6,319,761	6,319,761

TOTAL INVESTMENTS—97.4% (cost $144,076,967)(wd)		141,638,635
Other assets in excess of liabilities — 2.6%		3,788,774

NET ASSETS(Z) — 100.0%		$145,427,409

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
1,216	10 Year U.S. Ultra Treasury Notes	Sep. 2022	$154,888,000	$(742,354)

Short Positions:
156	2 Year U.S. Treasury Notes	Sep. 2022	32,762,438	122,646
465	5 Year U.S. Treasury Notes	Sep. 2022	52,196,250	319,048
228	10 Year U.S. Treasury Notes	Sep. 2022	27,025,125	120,344
13	20 Year U.S. Treasury Bonds	Sep. 2022	1,802,125	(53,299)
88	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	13,582,250	215,736

				724,475

				$(17,879)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$2,434,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund	$135,318,874	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2032 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$6,319,761	$—	$—

Total	$141,638,635	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$777,774	$—	$—

Liabilities
Futures Contracts	$(795,653)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Core Bond	93.1%
Short Term	4.3

97.4
Other assets in excess of liabilities	2.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$777,774	*	Due from/to broker-variation margin futures	$795,653	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(7,968,032)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2032 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(444,436)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$110,602,604
Futures Contracts - Short Positions (1)	71,019,089

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2032 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Affiliated investments (cost $144,076,967)	$141,638,635
Cash	796,272
Deposit with broker for centrally cleared/exchange-traded derivatives	2,434,000
Due from broker-variation margin futures	747,156
Prepaid expenses	191

Total Assets	145,616,254

LIABILITIES
Payable for Portfolio shares purchased	122,393
Management fee payable	21,725
Audit fee payable	19,801
Custodian and accounting fees payable	12,046
Accrued expenses and other liabilities	8,246
Distribution fee payable	3,927
Affiliated transfer agent fee payable	512
Trustees’ fees payable	195

Total Liabilities	188,845

NET ASSETS	$145,427,409

Net assets were comprised of:
Partners’ Equity	$145,427,409

Net asset value and redemption price per share, $145,427,409 / 18,103,330 outstanding shares of beneficial interest	$8.03

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $1,340 foreign withholding tax, all of which is reimbursable by an affiliate)	$744,098
Affiliated dividend income	38,377
Affiliated income from securities lending, net	238

Total income	782,713

EXPENSES
Management fee	340,996
Distribution fee	179,871
Custodian and accounting fees	21,833
Audit fee	19,801
Legal fees and expenses	11,483
Trustees’ fees	5,435
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,720
Shareholders’ reports	3,095
Miscellaneous	9,000

Total expenses	595,234
Less: Fee waiver and/or expense reimbursement	(5,397)

Net expenses	589,837

NET INVESTMENT INCOME (LOSS)	192,876

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(197,656))	(447,116)
In-kind transactions(1)	(12,252,045)
Futures transactions	(7,968,032)

(20,667,193)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,423,140))	(1,974,212)
Futures	(444,436)

(2,418,648)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(23,085,841)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,892,965)

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	January 04, 2021(a) through December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$192,876	$144,131
Net realized gain (loss) on investment transactions	(20,667,193)	(105,875)
Net change in unrealized appreciation (depreciation) on investments	(2,418,648)	(37,563)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,892,965)	693

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [12,761,285 and 13,461,438 shares, respectively]	115,007,495	127,429,743
Portfolio shares purchased [5,563,386 and 2,556,007 shares, respectively]	(49,911,928)	(24,205,629)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	65,095,567	103,224,114

TOTAL INCREASE (DECREASE)	42,202,602	103,224,807
NET ASSETS:
Beginning of period	103,224,807	—

End of period	$145,427,409	$103,224,807

(a)	Commencement of operations.
(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2032 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		January 04, 2021(a) through December 31, 2021
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$9.47		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.04
Net realized and unrealized gain (loss) on investment transactions	(1.45)		(0.57)

Total from investment operations	(1.44)		(0.53)

Net Asset Value, end of period	$8.03		$9.47

Total Return(c)	(15.21)%		(5.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$145		$103
Average net assets (in millions)	$145		$33
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.82	%(e)	0.93	%(f)
Expenses before waivers and/or expense reimbursement	0.83	%(e)	1.17	%(f)
Net investment income (loss)	0.27	%(e)	0.44	%(f)
Portfolio turnover rate(g)	22%		375%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2033

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENT — 91.0%

AFFILIATED MUTUAL FUND
AST Target Maturity Central Portfolio* (cost $4,161,351)	416,893	$4,093,889

SHORT-TERM INVESTMENT — 4.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $200,567)	200,567	200,567

TOTAL INVESTMENTS—95.5% (cost $4,361,918)(wd)		4,294,456
Other assets in excess of liabilities(z) — 4.5%		203,574

NET ASSETS — 100.0%		$4,498,030

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
30	10 Year U.S. Ultra Treasury Notes	Sep. 2022	$3,821,250	$(9,229)
8	20 Year U.S. Treasury Bonds	Sep. 2022	1,109,000	(13,868)

				(23,097)

Short Positions:
5	2 Year U.S. Treasury Notes	Sep. 2022	1,050,078	2,795
14	5 Year U.S. Treasury Notes	Sep. 2022	1,571,500	8,051
7	10 Year U.S. Treasury Notes	Sep. 2022	829,719	(14,994)
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	463,031	7,269

				3,121

				$(19,976)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$180,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2033 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investment
Affiliated Mutual Fund	$4,093,889	$—	$—
Short-Term Investment
Affiliated Mutual Fund	200,567	—	—

Total	$4,294,456	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$18,115	$—	$—

Liabilities
Futures Contracts	$(38,091)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

Core Bond	91.0%
Short Term	4.5

95.5
Other assets in excess of liabilities	4.5

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instrumentsis interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$18,115	*	Due from/to broker-variation margin futures	$38,091	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(173,952)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2033 (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(19,976)

For the period ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$3,645,797
Futures Contracts - Short Positions (1)	2,235,157

*	Average volume is based on average quarter end balances as noted for the period ended June 30, 2022.
(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2033 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Affiliated investments (cost $4,361,918)	$4,294,456
Cash	29,578
Deposit with broker for centrally cleared/exchange-traded derivatives	180,000
Due from broker-variation margin futures	26,882
Due from Manager	432
Prepaid expenses	156

Total Assets	4,531,504

LIABILITIES
Audit fee payable	19,430
Custodian and accounting fees payable	10,906
Shareholders’ reports payable	2,221
Affiliated transfer agent fee payable	512
Accrued expenses and other liabilities	164
Distribution fee payable	121
Trustees’ fees payable	108
Payable for Portfolio shares purchased	12

Total Liabilities	33,474

NET ASSETS	$4,498,030

Net assets were comprised of:
Partners’ Equity	$4,498,030

Net asset value and redemption price per share, $4,498,030 / 527,492 outstanding shares of beneficial interest	$8.53

STATEMENT OF OPERATIONS (unaudited)

For the Period January 3, 2022(a) through June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$27,362
Affiliated dividend income	443

Total income	27,805

EXPENSES
Management fee	10,630
Distribution fee	5,608
Audit fee	19,430
Custodian and accounting fees	19,024
Legal fees and expenses	8,768
Trustees’ fees	4,308
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,633
Shareholders’ reports	2,950
Fund data services	2,072
Miscellaneous	2,952

Total expenses	79,375
Less: Fee waiver and/or expense reimbursement	(58,675)

Net expenses	20,700

NET INVESTMENT INCOME (LOSS)	7,105

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(6,474))	(75,407)
In-kind transactions(1)	(399,282)
Futures transactions	(173,952)

(648,641)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(67,462)
Futures	(19,976)

(87,438)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(736,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(728,974)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
January 03, 2022(a) through June 30, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,105
Net realized gain (loss) on investment transactions	(648,641)
Net change in unrealized appreciation (depreciation) on investments	(87,438)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(728,974)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [536,987 shares]	5,308,610
Portfolio shares purchased [9,495 shares]	(81,606)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	5,227,004

TOTAL INCREASE (DECREASE)	4,498,030
NET ASSETS:
Beginning of period	—

End of period	$4,498,030

(a)	Commencement of operations.
(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2033 (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	January 03, 2022(a) through June 30, 2022
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investment transactions	(1.48)

Total from investment operations	(1.47)

Net Asset Value, end of period	$8.53

Total Return(c)	(14.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4
Average net assets (in millions)	$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91	%(e)
Expenses before waivers and/or expense reimbursement	3.53	%(e)
Net investment income (loss)	0.33	%(e)
Portfolio turnover rate(f)	62%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.
(e)	Annualized, with the exception of certain non-recurring expenses.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Australia — 3.5%
Charter Hall Group, REIT	120,050	$894,215
Dexus, REIT	121,193	740,114
Goodman Group, REIT	37,324	458,196
Ingenia Communities Group, REIT	58,464	160,137
Mirvac Group, REIT	217,417	295,603

		2,548,265

Belgium — 0.8%
Aedifica SA, REIT	5,109	489,699
VGP NV	676	107,872

		597,571

Canada — 1.3%
RioCan Real Estate Investment Trust, REIT	61,838	961,775

China — 0.5%
ESR Group Ltd., 144A*	139,000	374,968

France — 2.1%
ARGAN SA, REIT	3,948	369,113
ICADE, REIT	4,847	237,078
Klepierre SA, REIT*	37,495	720,398
Unibail-Rodamco-Westfield, REIT*	3,505	178,951

		1,505,540

Germany — 2.9%
Sirius Real Estate Ltd.	355,793	387,399
Vonovia SE	55,255	1,704,610

		2,092,009

Hong Kong — 5.0%
CK Asset Holdings Ltd.	95,597	676,451
Link REIT, REIT	160,243	1,307,820
Sun Hung Kai Properties Ltd.	119,106	1,407,039
Wharf Real Estate Investment Co. Ltd.	63,701	303,659

		3,694,969

Japan — 10.1%
Daiwa House REIT Investment Corp., REIT	250	566,739
GLP J-REIT, REIT	715	874,050
Japan Metropolitan Fund Investment Corp., REIT	1,078	840,231
Kenedix Office Investment Corp., REIT	60	301,213
Mitsui Fudosan Co. Ltd.	75,726	1,626,470
Mitsui Fudosan Logistics Park, Inc., REIT	47	177,587
Nippon Building Fund, Inc., REIT	109	543,233
Nomura Real Estate Holdings, Inc.	23,500	574,036
Nomura Real Estate Master Fund, Inc., REIT	641	799,355
Orix JREIT, Inc., REIT	328	445,537
Tokyo Tatemono Co. Ltd.	18,300	251,896
Tokyu Fudosan Holdings Corp.	2,117	11,085
United Urban Investment Corp., REIT	371	389,418

		7,400,850

	Shares	Value
COMMON STOCKS (continued)
Macau — 0.5%
Sands China Ltd.*	160,009	$387,749

Netherlands — 0.3%
Eurocommercial Properties NV, REIT	9,072	195,493

Singapore — 4.0%
Ascendas Real Estate Investment Trust, REIT	138,000	283,408
Capitaland Investment Ltd.	321,598	885,182
Frasers Logistics & Commercial Trust, REIT	575,100	550,850
Keppel REIT, REIT	646,370	507,576
Parkway Life Real Estate Investment Trust, REIT	191,844	672,792

		2,899,808

Spain — 1.2%
Cellnex Telecom SA, 144A	10,447	404,838
Merlin Properties Socimi SA, REIT	48,084	463,651

		868,489

Sweden — 1.0%
Castellum AB	11,476	147,687
Catena AB	11,759	424,453
Fastighets AB Balder (Class B Stock)*	5,504	26,322
Wihlborgs Fastigheter AB	24,226	169,463

		767,925

United Kingdom — 5.7%
Assura PLC, REIT	499,561	397,754
Big Yellow Group PLC, REIT	13,059	209,733
British Land Co. PLC (The), REIT	99,754	544,467
Grainger PLC	84,450	289,993
LXI REIT PLC, REIT	111,435	193,139
Safestore Holdings PLC, REIT	56,107	726,169
Segro PLC, REIT	43,274	515,676
Tritax Big Box REIT PLC, REIT	256,581	568,225
UNITE Group PLC (The), REIT	23,288	301,843
Urban Logistics REIT PLC, REIT	100,559	197,483
Workspace Group PLC, REIT	28,417	193,210

		4,137,692

United States — 58.9%
Americold Realty Trust, Inc., REIT(a)	42,141	1,265,916
Apartment Income REIT Corp., REIT	17,873	743,517
Boyd Gaming Corp.(a)	6,894	342,976
Brixmor Property Group, Inc., REIT	20,258	409,414
Camden Property Trust, REIT	10,803	1,452,787
Digital Realty Trust, Inc., REIT(a)	24,914	3,234,585
Duke Realty Corp., REIT	36,239	1,991,333
Equinix, Inc., REIT	2,348	1,542,683
Essex Property Trust, Inc., REIT	4,692	1,227,005
Extra Space Storage, Inc., REIT	12,318	2,095,538
Healthcare Trust of America, Inc. (Class A Stock), REIT	16,357	456,524
Healthpeak Properties, Inc., REIT	62,880	1,629,221
Highwoods Properties, Inc., REIT	18,497	632,412
Host Hotels & Resorts, Inc., REIT	58,857	922,878
Invitation Homes, Inc., REIT	85,479	3,041,343
Jones Lang LaSalle, Inc.*	4,799	839,153

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (cont’d.)
Kimco Realty Corp., REIT	55,221	$1,091,719
Mid-America Apartment Communities, Inc., REIT	3,267	570,647
Prologis, Inc., REIT	33,294	3,917,039
Public Storage, REIT	10,671	3,336,502
Realty Income Corp., REIT(a)	40,135	2,739,615
Simon Property Group, Inc., REIT	25,264	2,398,059
Spirit Realty Capital, Inc., REIT	14,719	556,084
Sun Communities, Inc., REIT(a)	10,226	1,629,615
UDR, Inc., REIT(a)	47,417	2,183,079
Welltower, Inc., REIT	34,552	2,845,357

		43,095,001

TOTAL LONG-TERM INVESTMENTS (cost $75,404,079)		71,528,104

SHORT-TERM INVESTMENTS — 16.4%

AFFILIATED MUTUAL FUND — 14.3%
PGIM Institutional Money Market Fund (cost $10,441,987; includes $10,433,868 of cash collateral for securities on loan)(b)(wa)	10,450,867	10,441,461

UNAFFILIATED FUND — 2.1%
Dreyfus Government Cash Management (Institutional Shares)	1,522,966	1,522,966

(cost $1,522,966)

TOTAL SHORT-TERM INVESTMENTS (cost $11,964,953)		11,964,427

TOTAL INVESTMENTS—114.2% (cost $87,369,032)		83,492,531
Liabilities in excess of other assets — (14.2)%		(10,390,556)

NET ASSETS — 100.0%		$73,101,975

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,258,672; cash collateral of $10,433,868 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$2,548,265	$—
Belgium	—	597,571	—
Canada	961,775	—	—
China	—	374,968	—
France	—	1,505,540	—
Germany	—	2,092,009	—

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Hong Kong	$—	$3,694,969	$—
Japan	—	7,400,850	—
Macau	—	387,749	—
Netherlands	—	195,493	—
Singapore	—	2,899,808	—
Spain	—	868,489	—
Sweden	—	767,925	—
United Kingdom	—	4,137,692	—
United States	43,095,001	—	—
Short-Term Investments
Affiliated Mutual Fund	10,441,461	—	—
Unaffiliated Fund	1,522,966	—	—

Total	$56,021,203	$27,471,328	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Retail REITs	15.7%
Residential REITs	15.5
Specialized REITs	15.3
Industrial REITs	15.3
Affiliated Mutual Fund (14.3% represents investments purchased with collateral from securities on loan)	14.3
Health Care REITs	8.8
Real Estate Operating Companies	6.0
Diversified REITs	5.9
Diversified Real Estate Activities	5.8
Office REITs	4.6

Unaffiliated Fund	2.1%
Hotel & Resort REITs	1.3
Real Estate Services	1.1
Casinos & Gaming	1.0
Real Estate Development	0.9
Integrated Telecommunication Services	0.6

114.2
Liabilities in excess of other assets	(14.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$10,258,672	$(10,258,672)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $10,258,672:
Unaffiliated investments (cost $76,927,045)	$73,051,070
Affiliated investments (cost $10,441,987)	10,441,461
Foreign currency, at value (cost $44,215)	44,443
Tax reclaim receivable	445,143
Dividends receivable	205,965
Receivable for investments sold	120,126
Receivable for Portfolio shares sold	51,172
Receivable from affiliate	3,391
Prepaid expenses	266

Total Assets	84,363,037

LIABILITIES
Payable to broker for collateral for securities on loan	10,433,868
Payable to affiliate	367,992
Payable for investments purchased	327,222
Accrued expenses and other liabilities	105,108
Management fee payable	23,797
Distribution fee payable	2,033
Trustees’ fees payable	530
Affiliated transfer agent fee payable	512

Total Liabilities	11,261,062

NET ASSETS	$73,101,975

Net assets were comprised of:
Partners’ Equity	$73,101,975

Net asset value and redemption price per share, $73,101,975 / 4,998,676 outstanding shares of beneficial interest	$14.62

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $86,614 foreign withholding tax, of which $10,570 is reimbursable by an affiliate)	$987,807
Income from securities lending, net (including affiliated income of $2,927)	3,744
Affiliated dividend income	21

Total income	991,572

EXPENSES
Management fee	394,749
Distribution fee	118,543
Custodian and accounting fees	43,932
Audit fee	22,712
Legal fees and expenses	10,699
Trustees’ fees	5,320
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,726
Shareholders’ reports	3,131
Miscellaneous	11,950

Total expenses	614,762
Less: Fee waiver and/or expense reimbursement	(96,319)

Net expenses	518,443

NET INVESTMENT INCOME (LOSS)	473,129

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $618)	3,691,059
Foreign currency transactions	(22,166)

3,668,893

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(526))	(25,813,110)
Foreign currencies	(8,697)

(25,821,807)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(22,152,914)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,679,785)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$473,129	$2,155,394
Net realized gain (loss) on investment and foreign currency transactions	3,668,893	68,903,606
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(25,821,807)	(11,341,302)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,679,785)	59,717,698

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [304,635 and 700,929 shares, respectively]	4,790,669	10,900,275
Portfolio shares purchased [1,669,038 and 14,512,545 shares, respectively]	(27,104,743)	(246,050,601)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(22,314,074)	(235,150,326)

TOTAL INCREASE (DECREASE)	(43,993,859)	(175,432,628)
NET ASSETS:
Beginning of period	117,095,834	292,528,462

End of period	$73,101,975	$117,095,834

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST COHEN & STEERS GLOBAL REALTY PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$18.40		$14.50	$14.94	$11.94		$12.53		$11.30

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.17	0.24	0.21		0.24		0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.86)		3.73	(0.68)	2.79		(0.84)		0.99

Total from investment operations	(3.78)		3.90	(0.44)	3.00		(0.60)		1.23

Capital Contributions	—		—	—	—	(b)(c)(d)	0.01	(c)	—

Net Asset Value, end of period	$14.62		$18.40	$14.50	$14.94		$11.94		$12.53

Total Return(e)	(20.54)%		26.90%	(2.95)%	25.13	%(f)	(4.71	)%(g)	10.88%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$73		$117	$293	$357		$336		$430
Average net assets (in millions)	$96		$199	$258	$351		$392		$411
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.09	%(i)	1.10%	1.15%	1.11%		1.14%		1.14%
Expenses before waivers and/or expense reimbursement	1.29	%(i)	1.19%	1.20%	1.16%		1.14%		1.14%
Net investment income (loss)	1.00	%(i)	1.08%	1.78%	1.52%		1.98%		1.99%
Portfolio turnover rate(j)	24%		44%	123%	140%		67%		68%
(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (4.79)%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 108.5%
ASSET-BACKED SECURITIES — 9.7%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	899	$893,254
Series 2020-02, Class B
0.970%	02/18/26	280	273,997
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-01A, Class A, 144A
3.700%	09/20/24	2,000	1,997,122
Series 2018-02A, Class A, 144A
4.000%	03/20/25	350	349,835
Series 2019-03A, Class A, 144A
2.360%	03/20/26	4,178	3,980,801
Series 2020-01A, Class A, 144A
2.330%	08/20/26	2,000	1,901,445
Series 2021-01A, Class D, 144A
3.710%	08/20/27	5,000	4,467,642
Series 2021-02A, Class A, 144A
1.660%	02/20/28	4,700	4,189,612
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,300	5,176,640
Carvana Auto Receivables Trust,
Series 2022-P02, Class A3
4.130%	04/12/27	3,535	3,511,842
Credit Acceptance Auto Loan Trust,
Series 2019-03A, Class A, 144A
2.380%	11/15/28	226	225,710
Series 2020-01A, Class A, 144A
2.010%	02/15/29	785	782,719
Series 2020-02A, Class A, 144A
1.370%	07/16/29	470	462,985
Series 2021-02A, Class A, 144A
0.960%	02/15/30	1,370	1,311,570
Drive Auto Receivables Trust,
Series 2021-02, Class B
0.580%	12/15/25	2,500	2,443,375
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	188	186,390
Series 2021-02A, Class B
0.570%	09/15/25	352	346,604
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	2,600	2,557,539
Series 2020-01, Class A, 144A
2.040%	08/15/31	4,000	3,823,396
Series 2020-02, Class B, 144A
1.490%	04/15/33	1,730	1,547,636
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	354,432
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	914,044
Harley-Davidson Motorcycle Trust,
Series 2020-A, Class A3
1.870%	10/15/24	339	338,019
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	3,776	3,329,030

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	1,165	$1,089,506
Series 2022-02A, Class A, 144A
2.330%	06/26/28	5,600	5,067,510
Series 2022-04A, Class A, 144A
3.730%	09/25/26	760	745,417
Honda Auto Receivables Owner Trust,
Series 2021-04, Class A3
0.880%	01/21/26	790	753,108
Hyundai Auto Receivables Trust,
Series 2021-C, Class A3
0.740%	05/15/26	930	888,246
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A
1.886%	01/25/28	640	630,320
Series 2021-02, Class D, 144A
1.138%	12/26/28	471	454,024
Series 2021-03, Class D, 144A
1.009%	02/26/29	462	441,842
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,309	2,254,242
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	688,863
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	201,043
Prestige Auto Receivables Trust,
Series 2021-01A, Class A3, 144A
0.830%	07/15/25	1,150	1,113,337
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	965	961,930
Series 2020-03, Class C
1.120%	01/15/26	2,600	2,580,104
Series 2020-04, Class C
1.010%	01/15/26	1,600	1,576,985
Series 2021-01, Class C
0.750%	02/17/26	4,461	4,353,000
Series 2021-01, Class D
1.130%	11/16/26	1,872	1,793,563
Series 2021-02, Class C
0.900%	06/15/26	2,581	2,499,145
Series 2021-02, Class D
1.350%	07/15/27	5,078	4,763,035
Series 2021-03, Class C
0.950%	09/15/27	3,145	3,026,061
Volkswagen Auto Loan Enhanced Trust,
Series 2021-01, Class A3
1.020%	06/22/26	1,611	1,543,762
Westlake Automobile Receivables Trust,
Series 2022-02A, Class B, 144A
4.310%	09/15/27	2,560	2,549,074

			85,339,756

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations — 5.1%
AGL CLO Ltd. (Cayman Islands),
Series 2020-07A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.244%(c)	07/15/34		310	$299,618
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.453%(c)	04/20/32		3,126	3,071,717
Series 2020-04A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.133%(c)	04/20/33		250	243,079
AIG CLO Ltd.,
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.183%(c)	04/20/32		250	244,232
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.284%(c)	10/25/33		3,430	3,330,331
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.178%(c)	10/21/28		215	211,621
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	07/15/31		1,042	1,019,330
AMMC CLO Ltd. (Cayman Islands),
Series 2017-21A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.536%(c)	11/02/30		250	245,888
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.271%(c)	10/13/30		490	484,156
Series 2014-03RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.288%(c)	01/28/31		379	373,211
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.288%(c)	01/28/31		2,000	1,969,466
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
2.328%(c)	01/28/31		570	561,243
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	1,722	1,739,650
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.124%(c)	04/15/31		765	750,379
Series 2013-15A, Class A1RR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.073%(c)	04/20/31		500	489,745
Series 2018-18A, Class A1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.276%(c)	10/22/30		250	245,145

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.344%(c)	10/25/34		350	$338,363
ARES CLO Ltd. (Cayman Islands),
Series 2019-52A, Class A1R, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.186%(c)	04/22/31		990	963,327
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	5,724	5,783,901
ARI Investments LLC,
0.000%	01/06/25^		633	631,880
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	10/17/32		4,285	4,172,308
Barings CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
2.253%(c)	10/20/30		520	513,455
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.054%(c)	10/15/33		1,335	1,304,876
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.114%(c)	07/18/30		883	868,959
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.514%(c)	05/17/31		1,042	1,018,520
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
2.253%(c)	07/20/34		2,210	2,127,795
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
2.153%(c)	04/20/31		1,650	1,614,656
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.316%(c)	10/22/30		794	784,597
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	2,083	2,136,935
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	3,810	3,815,240
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.044%(c)	01/15/31		365	355,922
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.014%(c)	04/17/31		558	545,748

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.143%(c)	01/20/32	8,300	$8,088,537
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	01/20/35	3,040	2,917,805
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	07/20/34	2,496	2,402,560
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.144%(c)	07/17/31	850	832,685
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.246%(c)	01/22/31	2,996	2,942,140
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.108%(c)	04/23/29	1,963	1,934,825
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.103%(c)	04/20/31	1,455	1,423,318
Series 2020-01A, Class A1R, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.194%(c)	07/15/36	250	242,290
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	07/15/34	2,958	2,849,874
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	07/15/29	714	707,431
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.164%(c)	07/15/31	2,083	2,042,376
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
2.103%(c)	10/20/34	910	884,723
Flatiron CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
1.994%(c)	04/17/31	750	737,569
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class ARR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.014%(c)	10/15/30	1,010	991,342
Goldentree Loan Opportunities Ltd.,
Series 2015-10A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.183%(c)	07/20/31	325	318,454
Series 2015-11A, Class AR2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.114%(c)	01/18/31	260	255,361

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.349%(c)	10/29/29		3,703	$3,659,013
GoldentTree Loan Management US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.193%(c)	10/20/34		550	531,169
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.054%(c)	04/15/31		3,126	3,057,307
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	04/15/34		2,083	2,008,813
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	10/20/31		1,666	1,632,907
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
2.455%(c)	04/15/33		2,083	2,036,643
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.900%(c)	04/25/34	EUR	1,042	1,045,315
Hildene Community Funding CDO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A
2.600%	11/01/35		2,677	2,455,502
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.203%(c)	04/20/34		970	940,030
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.363%(c)	02/05/31		3,967	3,889,638
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	2,496	2,545,030
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34		4,045	3,889,537
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.064%(c)	10/17/31		4,380	4,280,860
LCM LP (Cayman Islands),
Series 20A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.613%(c)	10/20/27		750	732,442
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.133%(c)	01/20/31		1,510	1,481,878

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 29A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.114%(c)	04/15/31	250	$243,985
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.223%(c)	07/20/34	1,000	967,828
Madison Park Funding Ltd. (Cayman Islands),
Series 2013-11A, Class AR2, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.084%(c)	07/23/29	796	783,817
Series 2014-13A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.994%(c)	04/19/30	497	491,302
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
2.038%(c)	10/21/30	2,950	2,888,605
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
2.056%(c)	01/22/28	697	687,046
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.124%(c)	10/15/32	4,575	4,437,259
Series 2017-23A, Class AR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.195%(c)	07/27/31	950	932,833
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.304%(c)	04/25/32	1,455	1,422,076
Series 2019-37A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.114%(c)	07/15/33	250	243,178
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.224%(c)	12/18/30	490	480,457
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.011%(c)	10/12/30	1,666	1,638,477
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.164%(c)	07/15/31	2,083	2,043,082
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.371%(c)	10/13/27	1,135	1,125,088
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.313%(c)	10/20/30	590	581,234
Series 2015-02A, Class ARR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.438%(c)	04/28/34	990	950,420
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-20A, Class ARR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.204%(c)	07/15/34	825	798,299

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
2.084%(c)	04/15/34	2,755	$2,639,317
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
2.883%(c)	09/01/31	8,500	8,369,658
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.294%(c)	04/26/31	220	215,605
Octagon Investment Partners 51 Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.213%(c)	07/20/34	1,105	1,068,001
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.184%(c)	01/25/31	1,990	1,956,076
Series 2018-18A, Class A1A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
2.004%(c)	04/16/31	1,250	1,214,784
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
3.618%(c)	07/18/31	5,000	5,000,000
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.386%(c)	10/22/30	285	280,862
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.124%(c)	04/17/31	5,127	5,014,003
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.054%(c)	07/17/29	2,759	2,725,025
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.064%(c)	04/15/31	360	352,653
Palmer Square CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1A3, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.044%(c)	10/17/31	250	244,006
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.174%(c)	01/17/31	1,080	1,062,447
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.635%(c)	05/21/34	1,750	1,694,089
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.144%(c)	07/16/31	2,553	2,494,878
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-04A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.124%(c)	11/25/28	300	293,361

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.651%(c)	02/14/34		720	$694,578
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.063%(c)	10/20/31		750	732,678
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.194%(c)	07/15/31		2,083	2,041,894
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.284%(c)	07/25/31		1,341	1,311,016
Rad CLO Ltd. (Cayman Islands),
Series 2018-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.124%(c)	10/15/31		370	361,120
Series 2019-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.304%(c)	07/24/32		430	417,724
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
2.253%(c)	10/20/30		850	834,026
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.223%(c)	10/20/31		3,126	3,063,949
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.294%(c)	04/25/31		7,626	7,480,407
Series 2020-08A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)
2.333%(c)	04/20/33		350	338,575
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.163%(c)	07/20/34		7,000	6,730,480
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.284%(c)	01/26/31		830	815,930
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.214%(c)	07/15/34		3,130	3,005,014
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
2.123%(c)	07/20/32		250	243,901
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.830%(c)	04/25/30	EUR	1,713	1,756,009
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	4,152	4,284,198

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.294%(c)	10/15/30	370	$364,526
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.143%(c)	04/20/33	272	264,784
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.419%(c)	10/29/34	1,815	1,746,061
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.364%(c)	07/25/34	2,083	2,006,404
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.284%(c)	01/17/30	1,380	1,366,359
TICP CLO Ltd. (Cayman Islands),
Series 2018-12A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.214%(c)	07/15/34	250	242,133
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
2.393%(c)	01/20/33	1,140	1,110,622
Series 2021-04A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.268%(c)	07/21/34	580	558,180
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.233%(c)	10/20/34	600	576,354
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
2.264%(c)	10/15/29	2,325	2,300,304
Voya CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
2.174%(c)	10/15/30	610	600,866
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
2.104%(c)	04/15/31	1,368	1,339,989
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.194%(c)	01/17/31	1,157	1,136,886
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	07/17/31	1,821	1,782,466
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/31	11,250	11,033,691
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34	1,140	1,097,291

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.994%(c)	04/15/29		1,803	$1,780,137

				224,770,970

Consumer Loans — 0.5%
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46		4,810	4,110,502
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	385	281,338
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51		197	176,332
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		5,436	5,322,343
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,816	1,574,728
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		482	478,232
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	159,183
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36		2,382	2,209,620
Series 2020-01A, Class A, 144A
3.840%	05/14/32		1,122	1,119,250
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,934	2,612,683
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
1.543%(c)	06/16/36		1,756	1,659,993
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		816	812,038
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		384	359,411

				20,875,653

Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2021-01, Class A
0.900%	11/15/26		4,910	4,626,508
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		737	744,236
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
1.910%(c)	03/15/29	GBP	584	701,749
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.885%(c)	03/15/29		541	536,541

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards (cont’d.)
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
2.340%(c)	11/15/28	GBP	1,051	$1,280,911

				7,889,945

Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,440	1,357,532

Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
2.264%(c)	05/25/34		136	126,959
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
2.449%(c)	08/25/33		8	7,559
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
3.124%(c)	03/25/43		75	72,660
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
2.104%(c)	01/25/34		415	382,919
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.324%(c)	09/25/34		115	107,864
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.524%(c)	04/25/34		231	220,239
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.644%(c)	10/25/33		13	13,020
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
3.199%(c)	11/25/32		20	19,714
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
2.264%(c)	08/25/33		127	122,709
Option One Mortgage Loan Trust,
Series 2007-FXD02, Class 1A1
5.820%	03/25/37		4,649	4,073,295

				5,146,938

Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		529	522,700

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other — 0.9%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/05/49	3,272	$3,174,158
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	763	734,319
Series 2020-03, Class A, 144A
1.358%	08/15/53	1,928	1,742,133
Credit Suisse European Mortgage Capital Ltd. (Ireland),
Series 2019-1OTF, Class A, 144A, 3 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
4.186%(c)	08/09/24	950	928,821
DB Master Finance LLC,
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	2,045	1,761,416
FHLMC Structured Pass-Through Certificates,
Series 2017-SR01, Class A3
3.089%	11/25/27	273	266,789
FirstKey Homes Trust,
Series 2021-SFR02, Class A, 144A
1.376%	09/17/38	3,375	2,988,176
Series 2022-SFR01, Class A, 144A
4.145%	05/17/39	1,160	1,140,133
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26	4,478	3,998,449
Litigation Fee Residual Funding Trust,
Series 2015-01, Class A
4.000%	10/01/27^	46	46,176
Progress Residential Trust,
Series 2020-SFR01, Class A, 144A
1.732%	04/17/37	4,615	4,381,107
Series 2021-SFR01, Class A, 144A
1.052%	04/17/38	2,648	2,352,939
Series 2021-SFR08, Class A, 144A
1.510%	10/17/38	3,720	3,312,064
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	697	611,459
Series 2022-SFR04, Class A, 144A
4.438%	05/17/41	3,005	2,973,074
Series 2022-SFR3, Class A, 144A
3.200%	04/17/39	1,105	1,042,759
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.424%(c)	06/25/24	3,208	3,124,668
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39	5,093	4,912,698
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24	365	363,984

			39,855,322

Interest Rate	Maturity Date		Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities — 0.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.224%(c)	02/25/34		35		$33,229
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
2.404%(c)	10/25/34		92		89,370
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT05, Class A, 144A
3.500%(cc)	05/28/69		588		573,884
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.224%(c)	07/25/36		4,612		4,209,017
Countrywide Asset-Backed Certificates Trust,
Series 2004-13, Class MF1
5.071%(cc)	04/25/35		408		406,254
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.674%(c)	11/25/34		63		62,595
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		7		6,734
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32		815		774,434
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
4.099%(c)	06/25/34		114		112,913
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
3.469%(c)	01/25/35		98		96,441
PFCA Home Equity Investment Trust,
Series 2003-IFC06, Class A, 144A
4.725%(cc)	04/22/35		7,476		7,583,789
RAMP Trust,
Series 2006-RZ02, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
2.119%(c)	05/25/36		2,924		2,851,052
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
1.974%(c)	08/25/36		1,564		1,505,741
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
2.564%(c)	09/25/34		289		278,356
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r	)	5,020
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23^	EUR	4,401		4,528,632

					23,117,461

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39	390	$378,201
Series 2019-25G, Class 1
2.690%	07/01/44	753	693,875

			1,072,076

Student Loans — 0.5%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.724%(c)	07/25/51	66	64,522
Series 2021-C, Class B, 144A
2.720%	07/26/55	127	112,629
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43	1,928	1,879,459
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	154	151,980
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69	1,010	954,146
Series 2020-FA, Class A, 144A
1.220%	07/15/69	538	513,467
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	1,400	1,150,763
Series 2021-CA, Class C, 144A
3.360%	04/20/62	100	83,272
SLM Student Loan Trust,
Series 2003-04, Class A5E, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.579%(c)	03/15/33	1	803
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
0.000%	09/18/46	63,950	2,955,348
Series 2021-A, Class A2B, 144A
1.590%	01/15/53	4,733	4,326,196
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45	906	885,442
Series 2019-D, Class 1PT, 144A
3.018%(cc)	01/16/46	1,438	1,401,421
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45	1,306	1,258,393
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	679	655,172
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	2,490	2,386,806
Series 2021-A, Class AFX, 144A
1.030%	08/17/43	528	480,429

			19,260,248

TOTAL ASSET-BACKED SECURITIES (cost $453,088,447)			429,208,601

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS — 1.3%
Advertising — 0.0%
Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loans, 1 Month LIBOR + 3.500%
5.166%(c)	12/17/26	985	$902,644

Airlines — 0.1%
Air Canada (Canada),
Term Loan, 3 Month LIBOR + 3.500%
4.250%(c)	08/11/28^	830	761,525
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	10/20/27	600	593,357
United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%
5.392%(c)	04/21/28	977	902,284

			2,257,166

Beverages — 0.0%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
4.000%(c)	03/31/28	986	875,729

Building Materials — 0.1%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.560%(c)	10/01/26	1,264	1,211,720
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loan, Term SOFR + 3.500%
4.842%(c)	02/26/29	2,470	2,113,907
Quikrete Holdings, Inc.,
B-1 Fourth Amendment Loan, 1 Month LIBOR + 3.000%
4.666%(c)	06/09/28	1,157	1,090,567

			4,416,194

Commercial Services — 0.0%
Garda World Security Corp. (Canada),
Term Loan B-2, 1 Month LIBOR + 4.250%
5.900%(c)	10/30/26	907	838,151
Verscend Holding Corp.,
New Term Loan B, 1 Month LIBOR + 4.000%
5.666%(c)	08/27/25	986	940,441

			1,778,592

Computers — 0.0%
Magenta Buyer LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 5.000%
6.105%(c)	07/27/28	687	616,751
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
5.416%(c)	02/01/28	979	918,066

			1,534,817

Diversified Financial Services — 0.2%
Allspring Buyer LLC,
Term Loan, 3 Month LIBOR + 3.250%
5.563%(c)	11/01/28	938	895,394
Citadel Securities LP,
2021 Term Loan, Term SOFR + 2.614%
4.140%(c)	02/02/28	162	155,398

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Diversified Financial Services (cont’d.)
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, Term SOFR + 3.750%
5.275%(c)	04/09/27	982	$922,677
Delos Finance Sarl (Ireland),
2018 Term Loan, 3 Month LIBOR + 1.750%
4.000%(c)	10/06/23	1,000	985,417
FleetCor Technologies Operating Co. LLC,
Term B-4 Loan, 1 Month LIBOR + 1.750%
3.416%(c)	04/28/28	703	675,040
Focus Financial Partners LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%
3.666%(c)	07/03/24	976	932,505
Hudson River Trading LLC,
Term Loan, Term SOFR + 3.114%
4.640%(c)	03/20/28	939	873,451
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
4.416%(c)	01/26/28	1,069	1,023,903
Setanta Aircraft Leasing DAC (Ireland),
Term Loan, 3 Month LIBOR + 2.000%
4.250%(c)	11/05/28	980	930,510
VFH Parent LLC,
Initial Term Loan, Term SOFR + 3.000%
4.434%(c)	01/13/29	780	736,125

			8,130,420

Electronics — 0.0%
II-VI, Inc.,
Term Loan
—%(p)	12/08/28	980	936,390

Engineering & Construction — 0.0%
Brown Group Holding LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.166%(c)	06/07/28	1,488	1,414,026

Entertainment — 0.1%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B-3 Loan, 1 Month LIBOR + 2.500%
4.166%(c)	02/01/24	60	58,307
GVC Holdings Gibraltar Ltd. (United Kingdom),
Facility B (USD) Loan, 3 Month LIBOR + 2.250%
3.743%(c)	03/29/27	248	236,288
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 3.000%
4.166%(c)	05/29/26	985	939,167
Scientific Games International, Inc.,
Initial Term B Loan, Term SOFR + 3.000%
4.358%(c)	04/13/29	980	916,504
UFC Holdings LLC,
Term Loan B-3, 3 Month LIBOR + 2.750%
3.500%(c)	04/29/26	979	909,760

			3,060,026

Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
2020 Term Loan, 3 Month LIBOR + 3.000%
4.239%(c)	05/30/25	77	75,031

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Foods — 0.0%
Froneri US, Inc. (United Kingdom),
Facility B-2, 1 Month LIBOR + 2.250%
3.916%(c)	01/29/27	1,196	$1,098,956

Healthcare-Products — 0.0%
Mozart Borrower LP,
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
4.916%(c)	10/23/28	978	904,234

Healthcare-Services — 0.1%
Eyecare Partners LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
6.000%(c)	02/18/27	186	170,666
Global Medical Response, Inc.,
2020 Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	10/02/25	1,192	1,105,959
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
5.416%(c)	11/16/25	170	158,054
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
4.916%(c)	03/05/26	1,208	1,125,140
Tranche B-3 Term Loan, 1 Month LIBOR + 3.500%
5.142%(c)	03/05/26	936	871,754

			3,431,573

Holding Companies-Diversified — 0.0%
First Eagle Holdings, Inc.,
2018 Refinancing Term Loan B, 3 Month LIBOR + 2.500%
4.750%(c)	02/01/27	976	909,676

Insurance — 0.1%
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.916%(c)	02/19/28	986	927,189
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
4.666%(c)	11/03/24	792	740,751
New B-8 Term Loan, 1 Month LIBOR + 3.250%
4.916%(c)	12/23/26	604	546,657
New B-9 Term Loan, 1 Month LIBOR + 3.250%
4.916%(c)	07/31/27	719	648,959
Replacement B-6 Term Loan, 1 Month LIBOR + 3.125%
4.791%(c)	11/03/23	335	321,099

			3,184,655

Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term Loan B, 1 Month LIBOR + 3.500%
5.166%(c)	07/30/28	1,132	1,077,405

Lodging — 0.1%
Caesars Resort Collection LLC,
Term B-1 Loan, 1 Month LIBOR + 3.500%
5.166%(c)	07/21/25	931	895,860
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
3.920%(c)	02/08/27	1,367	1,283,293

			2,179,153

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Machinery-Diversified — 0.0%
Ali Group North America Corp.,
Term Loan
—%(p)	12/20/28	980	$934,266

Media — 0.2%
Charter Communications Operating LLC,
Term Loan B-1, 1 Month LIBOR + 1.750%
3.420%(c)	04/30/25	1,263	1,227,610
CSC Holdings LLC,
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%
3.574%(c)	01/15/26	713	659,780
September 2019 Term Loan, 1 Month LIBOR + 2.500%
3.824%(c)	04/15/27	723	671,359
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
4.133%(c)	11/18/24	224	198,189
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.500%
4.166%(c)	09/18/26	640	627,997
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
3.824%(c)	01/31/28	2,370	2,213,354
Ziggo Financing Partnership (Netherlands),
Term Loan I, 1 Month LIBOR + 2.500%
3.375%(c)	04/30/28	1,005	934,209

			6,532,498

Packaging & Containers — 0.0%
Berry Global, Inc.,
Term Z Loan, 1 Month LIBOR + 1.750%
3.005%(c)	07/01/26	592	571,162

Pharmaceuticals — 0.0%
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
5.006%(c)	10/01/27	983	930,308
Horizon Therapeutics USA, Inc.,
Incremental Term B-2 Loan, 1 Month LIBOR + 1.750%
3.375%(c)	03/15/28	365	351,180

			1,281,488

Retail — 0.1%
Academy Ltd.,
Refinancing Term Loan, 1 Month LIBOR + 3.750%
4.812%(c)	11/05/27	874	828,784
Harbor Freight Tools USA, Inc.,
2021 Refinancing Loans, 1 Month LIBOR + 2.750%
4.416%(c)	10/19/27	1,095	964,559
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
5.500%(c)	03/03/28	533	501,200

			2,294,543

Software — 0.1%
athenahealth, Inc.,
Initial Term Loan, Term SOFR + 3.500%
5.009%(c)	02/15/29	1,189	1,089,307

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Software (cont’d.)
Cloudera, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
5.416%(c)	10/08/28	698	$640,644
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
5.666%(c)	10/16/26	984	928,207
Michaels Cos., Inc.,
Term Loan
—%(p)	08/07/23^	838	628,524

			3,286,682

Telecommunications — 0.0%
Delta Topco, Inc.,
First Lien Term Loan, 1 - 6 Month LIBOR + 3.750%
5.836%(c)	12/01/27	806	730,037
Numericable US LLC (France),
USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%
4.732%(c)	01/31/26	988	896,216

			1,626,253

Transportation — 0.1%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
4.250%(c)	12/30/26	985	942,869
XPO Logistics, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
2.870%(c)	02/24/25	1,070	1,016,118

			1,958,987

TOTAL BANK LOANS (cost $60,550,853)			56,652,566

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.9%
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37	3,000	24,437
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2017-SCH, Class BF, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.725%(c)	11/15/33	350	323,524
Series 2017-SCH, Class CL, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.825%(c)	11/15/32	190	179,093
Series 2017-SCH, Class DL, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.325%(c)	11/15/32	380	360,789
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	1,715	1,708,431
Series 2018-BNK11, Class A2
3.784%	03/15/61	4,200	4,117,208
Series 2019-BN16, Class A4
4.005%	02/15/52	1,800	1,769,322
Series 2019-BN18, Class A2
3.474%	05/15/62	975	957,834
Series 2019-BN20, Class A2
2.758%	09/15/62	3,070	2,793,795

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	$2,474,102
Series 2019-BN22, Class A4
2.978%	11/15/62	2,435	2,228,805
Series 2019-BN23, Class ASB
2.846%	12/15/52	2,065	1,937,227
Series 2019-BN24, Class A3
2.960%	11/15/62	1,165	1,065,033
Series 2020-BN26, Class ASB
2.313%	03/15/63	6,236	5,677,632
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,500	2,186,995
Series 2022-BNK40, Class A4
3.507%(cc)	03/15/64	5,000	4,659,471
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XD, IO, 144A
1.393%(cc)	02/15/50	1,000	50,056
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
2.046%(c)	03/15/37	6,435	6,136,322
Series 2019-C04, Class A4
2.661%	08/15/52	2,849	2,576,493
Series 2021-C10, Class XA, IO
1.426%(cc)	07/15/54	24,028	1,915,291
Series 2022-C15, Class A5
3.662%(cc)	04/15/55	2,950	2,792,456
Series 2022-C16, Class A5
4.600%(cc)	06/15/55	1,120	1,143,835
Barclays Commercial Mortgage Trust,
Series 2019-C03, Class XA, IO
1.496%(cc)	05/15/52	1,564	107,148
Benchmark Mortgage Trust,
Series 2019-B09, Class AAB
3.933%	03/15/52	2,155	2,140,344
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	2,493,155
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,263,026
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,386,506
Series 2021-B27, Class A4
2.103%	07/15/54	3,300	2,796,485
Series 2021-B28, Class XA, IO
1.400%(cc)	08/15/54	1,402	111,782
Series 2022-B33, Class A5
3.458%	03/15/55	3,500	3,274,909
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	190	184,966
Series 2017-CD05, Class A3
3.171%	08/15/50	1,917	1,812,763
Series 2019-CD08, Class A3
2.657%	08/15/57	5,159	4,574,658
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.860%(cc)	01/10/48	1,390	71,781

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-C06, Class A2
2.950%	11/10/49	3,740	$3,531,431
Series 2016-C07, Class A2
3.585%	12/10/54	2,606	2,527,394
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	4,209	4,093,988
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	966,598
Series 2017-C04, Class A3
3.209%	10/12/50	2,054	1,951,581
Series 2019-C07, Class A4
3.102%	12/15/72	2,721	2,489,310
Series 2019-GC41, Class A4
2.620%	08/10/56	2,063	1,848,901
Series 2019-GC41, Class XA, IO
1.183%(cc)	08/10/56	29,558	1,553,819
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	2,925,629
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,770,106
Commercial Mortgage Trust,
Series 2012-CR04, Class ASB
2.436%	10/15/45	30	29,609
Series 2013-CR08, Class A5
3.612%(cc)	06/10/46	905	901,225
Series 2013-CR10, Class ASB
3.795%	08/10/46	593	592,336
Series 2014-CR17, Class XA, IO
1.114%(cc)	05/10/47	1,951	26,315
Series 2014-CR18, Class A4
3.550%	07/15/47	83	82,043
Series 2014-CR20, Class A3
3.326%	11/10/47	3,247	3,184,094
Series 2014-CR21, Class A3
3.528%	12/10/47	900	886,285
Series 2014-UBS04, Class A3
3.430%	08/10/47	470	469,275
Series 2014-UBS05, Class ASB
3.548%	09/10/47	323	321,587
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,575	1,537,265
Series 2015-03BP, Class XA, IO, 144A
0.168%(cc)	02/10/35	42,385	100,219
Series 2015-CR22, Class A3
3.207%	03/10/48	959	958,201
Series 2015-CR25, Class XA, IO
0.967%(cc)	08/10/48	600	12,412
Series 2015-CR26, Class A3
3.359%	10/10/48	4,113	4,020,161
Series 2015-DC01, Class A4
3.078%	02/10/48	3,196	3,113,827
Series 2015-LC21, Class A3
3.445%	07/10/48	3,722	3,616,790
Series 2015-LC23, Class A3
3.521%	10/10/48	2,876	2,806,641

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-LC23, Class C
4.758%(cc)	10/10/48	1,233	$1,174,150
Series 2016-COR01, Class A3
2.826%	10/10/49	2,430	2,286,477
Series 2019-GC44, Class A4
2.698%	08/15/57	7,000	6,268,249
Credit Suisse European Mortgage Capital Ltd.,
Series 2020-TF, Class A
7.390%(cc)	08/09/24	5,089	4,974,443
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
2.304%(c)	05/15/36	1,247	1,226,585
Credit Suisse Mortgage Trust,
Series 2014-USA, Class F, 144A
4.373%	09/15/37	3,075	2,202,509
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	1,834	1,634,304
Series 2019-RIO, Class A, 144A, 1 Month LIBOR + 3.024% (Cap N/A, Floor 4.024%)
4.348%(c)	12/15/22	8,878	8,838,277
Series 2020-FACT, Class F, 144A, 1 Month LIBOR + 6.157% (Cap N/A, Floor 6.157%)
7.481%(c)	10/15/37	1,333	1,265,171
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	3,846	3,734,349
Series 2016-C06, Class XA, IO
2.029%(cc)	01/15/49	1,121	62,036
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,488,513
Series 2018-CX12, Class A3
3.959%	08/15/51	1,425	1,390,196
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	69,142
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	2,229,563
DBUBS Mortgage Trust,
Series 2017-BRBK, Class A, 144A
3.452%	10/10/34	500	485,705
DCP Rights, LLC,
3.034%	01/15/24	1,250	1,218,471
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	164,174
Series 2016-C03, Class A4
2.632%	08/10/49	2,374	2,249,657
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class A, 144A, 1 Month LIBOR + 0.701% (Cap N/A, Floor 0.701%)
2.026%(c)	11/15/38	870	830,674
Extended Stay America Trust,
Series 2021-ESH, Class A, 144A, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.405%(c)	07/15/38	6,172	6,027,072

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces,
Series 2015-M04, Class X2, IO
0.271%(cc)	07/25/22	71	$—
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	273	268,662
Series 2019-M04, Class A2
3.610%	02/25/31	468	465,924
Series 2019-M06, Class A2
3.450%	01/01/29	87	86,287
Series 2019-M14, Class X1, IO
0.700%(cc)	06/25/29	5,596	194,716
Series 2020-M36, Class X1, IO
1.553%(cc)	09/25/34	1,392	121,277
FHLMC Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)	08/27/28	1,135	97,749
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0024, Class X1, IO
0.878%(cc)	09/25/22	5,788	3,133
Series K0025, Class X1, IO
0.877%(cc)	10/25/22	5,618	7,111
Series K0052, Class X1, IO
0.775%(cc)	11/25/25	25,453	461,870
Series K0055, Class X1, IO
1.484%(cc)	03/25/26	5,512	228,919
Series K0094, Class X1, IO
1.015%(cc)	06/25/29	3,958	201,360
Series K0094, Class XAM, IO
1.283%(cc)	06/25/29	4,252	298,515
Series K0095, Class XAM, IO
1.373%(cc)	06/25/29	964	72,474
Series K0097, Class X1, IO
1.218%(cc)	07/25/29	10,391	665,522
Series K0101, Class X1, IO
0.948%(cc)	10/25/29	814	40,558
Series K0118, Class X1, IO
1.053%(cc)	09/25/30	8,099	509,161
Series K0143, Class X1, IO
0.450%(cc)	04/25/55	6,999	202,677
Series K0736, Class X1, IO
1.432%(cc)	07/25/26	3,599	146,887
Series K0737, Class X1, IO
0.751%(cc)	10/25/26	9,600	211,870
Series K0741, Class X1, IO
0.657%(cc)	12/25/27	3,401	90,610
Series K0742, Class X1, IO
0.869%(cc)	03/25/28	3,503	113,744
Series K1517, Class X1, IO
1.443%(cc)	07/25/35	140	17,458
Series K1520, Class X1, IO
0.578%(cc)	02/25/36	2,833	128,052
Series KC05, Class X1, IO
1.343%(cc)	06/25/27	1,773	63,856
Series Q001, Class XA, IO
2.136%(cc)	02/25/32	5,546	452,525

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.543%(cc)	11/16/47	2,591	$38,203
Series 2013-085, Class IA, IO
0.538%(cc)	03/16/47	2,344	29,142
Series 2013-107, Class AD
2.851%(cc)	11/16/47	452	429,057
Series 2015-183, Class IO, IO
0.553%(cc)	09/16/57	3,276	90,841
Series 2017-008, Class IO, IO
0.439%(cc)	08/16/58	761	22,694
Series 2017-028, Class IO, IO
0.659%(cc)	02/16/57	668	26,851
Series 2017-041, Class IO, IO
0.652%(cc)	07/16/58	828	28,084
Series 2017-111, Class IO, IO
0.535%(cc)	02/16/59	1,103	41,550
Series 2017-145, Class IO, IO
0.518%(cc)	04/16/57	1,099	38,020
Series 2017-157, Class IO, IO
0.508%(cc)	12/16/59	539	19,477
Series 2020-103, Class AD
1.450%	01/16/63	749	627,998
Series 2020-109, Class AI, IO
0.841%(cc)	05/16/60	1,033	66,974
Series 2020-184, Class IO, IO
0.913%(cc)	11/16/60	3,294	233,114
Series 2021-37, Class IO, IO
0.805%(cc)	01/16/61	6,824	427,702
Series 2021-60, Class IO, IO
0.816%(cc)	05/16/63	1,317	89,634
Series 2021-68, Class IO, IO
0.896%(cc)	10/16/62	1,611	112,608
Series 2022-03, Class B
1.850%	02/16/61	1,000	698,936
Series 2022-03, Class IO, IO
0.640%(cc)	02/16/61	2,183	139,545
Series 2022-113, Class Z
2.000%	09/16/61^	3,400	2,451,189
Series 2022-59, Class IO, IO
0.571%(cc)	02/16/62	3,485	201,016
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	474,562
Series 2018-SRP5, Class A, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.300%)
3.124%(c)	09/15/31	5,984	5,276,911
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class A3
2.773%	11/10/45	1,415	1,412,040
Series 2014-GC26, Class A4
3.364%	11/10/47	1,139	1,109,544
Series 2015-GS01, Class A3
3.734%	11/10/48	110	108,194
Series 2019-GC38, Class A2
3.872%	02/10/52	678	673,553

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-GC38, Class AAB
3.835%	02/10/52	3,314	$3,274,085
Series 2019-GC42, Class A3
2.749%	09/01/52	4,520	4,067,856
Series 2020-GC45, Class A5
2.911%	02/13/53	1,239	1,119,277
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	312,212
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
5.049%(cc)	01/15/47	306	303,151
Series 2014-C23, Class ASB
3.657%	09/15/47	351	348,579
Series 2015-C33, Class A3
3.504%	12/15/48	515	496,895
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,883,668
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	360	359,172
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	426,338
Series 2019-MFP, Class F, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
4.324%(c)	07/15/36	500	459,482
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.124%(c)	04/15/38	189	182,332
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.124%(c)	05/15/36	690	676,090
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,000	1,919,111
Med Trust,
Series 2021-MDLN, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.275%(c)	11/15/38	1,670	1,596,610
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
2.125%(c)	04/15/38	650	633,332
MHP,
Series 2021-STOR, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.024%(c)	07/15/38	700	670,995
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	637	632,305
Series 2013-C09, Class A3
2.834%	05/15/46	2,186	2,161,924
Series 2013-C10, Class A3FL, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.523%(c)	07/15/46	1,531	1,531,159

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-C19, Class A4
3.526%	12/15/47	400	$393,946
Series 2015-C26, Class ASB
3.323%	10/15/48	910	898,802
Series 2016-C32, Class XA, IO
0.799%(cc)	12/15/49	4,532	108,764
Series 2017-C34, Class A4
3.536%	11/15/52	4,400	4,241,630
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	715,541
Series 2017-H01, Class XD, IO, 144A
2.317%(cc)	06/15/50	700	60,801
Series 2018-H04, Class A4
4.310%	12/15/51	405	399,999
Series 2018-SUN, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.224%(c)	07/15/35	160	154,974
Series 2019-H07, Class A3
3.005%	07/15/52	1,095	1,000,967
Series 2019-L02, Class A4
4.071%	03/15/52	252	246,092
MRCD Mortgage Trust,
Series 2019-PARK, Class F, 144A
2.718%	12/15/36	4,898	4,324,161
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	298,097
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32	12,180	348
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.274%(c)	01/15/36	380	368,144
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,078	983,313
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.750%)
2.170%(c)	11/11/34	1,738	1,686,357
TPGI Trust,
Series 2021-DGWD, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.020%(c)	06/15/26	710	677,904
TTAN,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.175%(c)	03/15/38	499	479,935
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50	800	759,112
Series 2017-C05, Class A4
3.212%	11/15/50	2,437	2,288,726
Series 2017-C06, Class A4
3.320%	12/15/50	3,160	3,011,381

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-C12, Class A4
4.030%	08/15/51	2,382	$2,320,044
Series 2019-C16, Class A3
3.344%	04/15/52	2,063	1,909,025
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A4
3.185%	03/10/46	2,759	2,744,872
Series 2013-C06, Class A3
2.971%	04/10/46	2,404	2,383,811
Series 2013-C06, Class A4
3.244%	04/10/46	1,820	1,807,645
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	613	597,678
Series 2015-LC20, Class A4
2.925%	04/15/50	3,196	3,086,326
Series 2016-LC24, Class A3
2.684%	10/15/49	2,554	2,422,090
Series 2016-NXS05, Class A5
3.372%	01/15/59	1,416	1,379,823
Series 2017-C38, Class A4
3.190%	07/15/50	1,841	1,753,321
Series 2017-C41, Class A3
3.210%	11/15/50	3,196	3,019,172
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36	150	139,279
Series 2019-C49, Class A3
3.749%	03/15/52	2,713	2,666,032
Series 2019-C52, Class A4
2.643%	08/15/52	1,296	1,169,091
WFRBS Commercial Mortgage Trust,
Series 2012-C09, Class A3
2.870%	11/15/45	572	570,616
Series 2013-C13, Class ASB
2.654%	05/15/45	134	133,095
Series 2014-C20, Class AS
4.176%	05/15/47	800	787,559
Series 2014-C21, Class ASB
3.393%	08/15/47	573	571,612

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $281,902,952)			264,065,447

CORPORATE BONDS — 36.6%
Aerospace & Defense — 0.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24	3,141	3,004,836
2.196%	02/04/26	1,363	1,230,072
2.700%	02/01/27	51	45,391
2.800%	03/01/27	369	330,497
3.100%	05/01/26	38	35,566
3.200%	03/01/29	612	530,649
3.250%	02/01/35	1,409	1,072,528
3.550%	03/01/38	151	110,110
3.750%	02/01/50	501	353,276
3.825%	03/01/59	945	608,112

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
3.900%	05/01/49	66	$46,913
4.875%	05/01/25	1,875	1,867,987
5.150%	05/01/30	1,330	1,275,982
5.705%	05/01/40	453	423,211
5.805%	05/01/50	4,397	4,048,898
5.930%	05/01/60	417	381,485
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	940	912,493
5.400%	02/01/27	84	79,475
Gtd. Notes, 144A
6.950%	01/17/28	200	194,513
General Dynamics Corp.,
Gtd. Notes
3.500%	05/15/25	97	96,743
4.250%	04/01/40	35	33,487
4.250%	04/01/50	253	243,025
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	1,408	1,382,921
4.854%	04/27/35	89	87,312
5.054%	04/27/45	106	103,108
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26	102	102,174
3.800%	03/01/45	351	309,821
3.900%	06/15/32	220	217,046
4.070%	12/15/42	223	206,975
4.090%	09/15/52	273	254,372
4.150%	06/15/53	1,090	1,020,797
4.500%	05/15/36	234	233,819
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25(a)	617	604,078
3.250%	01/15/28	612	581,412
4.030%	10/15/47	559	496,223
5.150%	05/01/40	510	516,758
5.250%	05/01/50	1,563	1,650,752
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30(a)	369	318,137
2.820%	09/01/51	770	549,878
3.030%	03/15/52	887	663,773
3.125%	05/04/27	2,170	2,076,342
3.150%	12/15/24	290	285,887
3.950%	08/16/25	282	283,182
4.125%	11/16/28	2,655	2,622,986
4.500%	06/01/42	159	151,490

			31,644,492

Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	776	731,811
2.450%	02/04/32	6,601	4,971,235
3.875%	09/16/46	278	187,249
4.400%	02/14/26(a)	609	596,189

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
4.800%	02/14/29	49	$46,438
5.800%	02/14/39(a)	2,310	2,107,670
5.950%	02/14/49	68	59,680
6.200%	02/14/59	155	144,585
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	1,345	1,265,455
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.726%	03/25/31	1,011	796,313
2.789%	09/06/24	3,941	3,803,802
3.557%	08/15/27	858	785,689
4.540%	08/15/47	949	697,324
4.742%	03/16/32	2,415	2,148,969
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	5,285	4,998,242
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	11/10/31(a)	2,615	2,179,881
4.000%	06/22/32(a)	1,425	1,394,371
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	424	416,197
2.100%	05/01/30	463	378,224
2.500%	11/02/22	303	302,614
4.500%	03/20/42	117	99,819
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	675	672,408
6.150%	09/15/43	483	439,073
7.000%	08/04/41	264	266,543
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	637	530,377

			30,020,158

Airlines — 0.2%
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	130	120,622
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	125	116,470
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29(a)	217	198,036
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	1,086	1,000,539
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	149	142,834
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25(a)	1,431	1,448,460

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	1,273	$1,236,487
4.750%	10/20/28	1,168	1,102,403
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	80	71,690
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	775	761,135
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	757	778,600
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	595	584,381
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	146	137,292
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	103	95,813
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	88	80,772
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	737	672,029
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	133	121,062
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	328	275,597
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	957	848,783
4.625%	04/15/29	1,108	939,578

			10,732,583

Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	122	119,508
4.875%	05/15/26(a)	502	465,323
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	134	128,941
2.850%	03/27/30	483	443,481
3.250%	03/27/40	931	797,394
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	105	98,403

			2,053,050

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers — 0.6%
Daimler Trucks Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25(a)	4,750	$4,655,734
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	770	575,560
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	1,305	1,052,294
2.900%	02/10/29	200	156,801
3.350%	11/01/22	3,290	3,286,435
3.815%	11/02/27	280	239,606
4.000%	11/13/30	1,787	1,448,795
4.950%	05/28/27(a)	1,330	1,234,315
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,736	1,555,203
5.150%	04/01/38	176	154,105
5.950%	04/01/49	52	48,369
6.125%	10/01/25	462	477,720
6.250%	10/02/43	990	943,969
6.600%	04/01/36	50	50,689
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23(a)	558	557,785
4.000%	01/15/25	818	806,698
4.000%	10/06/26	149	142,319
4.250%	05/15/23	110	110,117
4.300%	07/13/25	538	529,557
4.350%	04/09/25	512	506,041
4.350%	01/17/27	210	201,482
Sr. Unsec’d. Notes
2.400%	10/15/28	1,058	877,879
2.900%	02/26/25	159	151,737
3.100%	01/12/32(a)	2,005	1,611,378
5.000%	04/09/27	500	490,411
5.650%	01/17/29	190	189,419
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23	1,146	1,128,580
4.345%	09/17/27	2,188	2,002,827

			25,185,825

Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	103	99,025
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	617	481,754

			580,779

Banks — 11.4%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	231	229,623

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.166%	02/18/25(a)		3,215	$3,074,700
Banco de Credito e Inversiones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.500%	10/12/27		776	727,394
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	100	15,195
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.131%(c)	04/12/23		400	401,117
Sr. Unsec’d. Notes
2.746%	05/28/25		1,200	1,138,300
3.848%	04/12/23		600	599,675
3.892%	05/24/24(a)		4,400	4,381,700
4.175%(ff)	03/24/28		200	191,132
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		2,264	2,107,635
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		1,911	1,619,851
Sr. Unsec’d. Notes
1.843%(ff)	02/04/25		4,350	4,196,316
2.299%(ff)	07/21/32		3,787	3,061,043
2.551%(ff)	02/04/28		983	894,540
2.572%(ff)	10/20/32		1,317	1,086,709
2.592%(ff)	04/29/31		2,256	1,913,388
2.972%(ff)	02/04/33		1,626	1,385,949
3.004%(ff)	12/20/23		1,168	1,163,900
3.311%(ff)	04/22/42		352	276,448
3.841%(ff)	04/25/25(a)		640	638,119
4.571%(ff)	04/27/33(a)		1,300	1,265,201
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28		1,427	1,346,840
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26		380	345,678
1.898%(ff)	07/23/31		16,419	13,136,646
2.015%(ff)	02/13/26		1,000	935,280
2.496%(ff)	02/13/31		1,402	1,186,499
2.676%(ff)	06/19/41		5,550	4,005,298
3.194%(ff)	07/23/30		1,496	1,338,107
3.550%(ff)	03/05/24		1,310	1,306,788
3.705%(ff)	04/24/28		850	809,725
3.824%(ff)	01/20/28		2,588	2,481,466
3.970%(ff)	03/05/29		974	929,359
3.974%(ff)	02/07/30		623	585,329
4.000%	04/01/24(a)		183	184,519
4.083%(ff)	03/20/51		9,086	7,822,457
4.125%	01/22/24		13	13,148
4.271%(ff)	07/23/29		211	202,915
4.330%(ff)	03/15/50		517	464,792
4.376%(ff)	04/27/28(a)		3,855	3,798,392
5.000%	01/21/44		1,003	979,424
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27		1,300	1,168,659

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes, MTN
4.000%	01/22/25	895	$891,254
4.250%	10/22/26	132	130,207
4.450%	03/03/26	951	948,449
Sub. Notes, Series L, MTN
3.950%	04/21/25	3,440	3,399,888
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25(a)	763	721,781
2.650%	03/08/27	3,200	2,968,079
Sub. Notes
3.803%(ff)	12/15/32(a)	228	211,710
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)	1,110	965,629
Sr. Unsec’d. Notes
2.050%	01/26/27(a)	4,895	4,500,865
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	355	333,964
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27(a)	3,235	2,986,087
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	06/11/25(a)	420	389,934
2.951%	03/11/27(a)	4,540	4,273,958
Sr. Unsec’d. Notes, MTN
1.950%	02/02/27(a)	4,065	3,674,336
Sub. Notes
4.588%(ff)	05/04/37	270	248,236
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	440	430,794
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	2,458	2,412,201
Sub. Notes
5.088%(ff)	06/20/30	1,862	1,763,572
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	3,497	3,088,201
2.219%(ff)	06/09/26	1,362	1,263,892
2.591%(ff)	01/20/28	3,348	3,014,999
2.871%(ff)	04/19/32	965	801,599
3.132%(ff)	01/20/33	1,650	1,381,903
3.375%	01/09/25	620	605,879
4.400%	08/14/28	730	698,428
4.705%(ff)	01/10/25	2,121	2,121,257
5.198%(ff)	01/10/30	928	928,605
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33	850	789,444
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.045%(ff)	10/19/27	3,645	3,216,105
Sub. Notes, 144A
5.150%	07/21/24	217	217,561

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.950%	06/23/23	425	$413,027
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	01/30/23(a)(oo)	735	720,933
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(oo)	823	766,423
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	113	93,343
Sr. Unsec’d. Notes
0.981%(ff)	05/01/25	1,866	1,748,350
1.462%(ff)	06/09/27	1,010	892,591
1.678%(ff)	05/15/24	421	412,897
2.561%(ff)	05/01/32	8,467	6,983,212
2.572%(ff)	06/03/31	5,041	4,240,615
3.057%(ff)	01/25/33	177	150,344
3.106%(ff)	04/08/26	1,957	1,881,766
3.668%(ff)	07/24/28	3,051	2,884,800
3.700%	01/12/26	405	397,513
3.785%(ff)	03/17/33	1,500	1,354,542
3.887%(ff)	01/10/28	1,286	1,234,625
4.650%	07/30/45	458	418,524
4.650%	07/23/48	1,176	1,093,985
4.658%(ff)	05/24/28(a)	1,965	1,950,650
4.910%(ff)	05/24/33	530	523,185
8.125%	07/15/39	150	196,924
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	4,250	3,938,624
Sub. Notes
4.050%	07/30/22	145	145,131
4.400%	06/10/25	822	821,467
4.450%	09/29/27	2,312	2,273,072
4.600%	03/09/26	225	225,476
4.750%	05/18/46	192	172,516
5.300%	05/06/44	271	264,698
5.500%	09/13/25	1,066	1,096,795
6.125%	08/25/36	558	590,824
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25(a)	920	911,091
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28	640	607,831
3.758%(ff)	04/06/33	310	279,226
Sr. Unsec’d. Notes, 144A, MTN
1.339%(ff)	06/24/26	927	846,586
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	580	534,069
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25(a)	540	516,762
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	1,155	1,147,544
4.550%	04/17/26(a)	350	341,775

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	795	$684,111
2.193%(ff)	06/05/26	2,721	2,479,327
2.997%(ff)	12/14/23	253	251,446
3.091%(ff)	05/14/32	1,347	1,077,247
4.194%(ff)	04/01/31	1,496	1,328,415
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23	426	420,515
1.226%	06/22/24	200	188,146
1.621%(ff)	09/11/26	890	795,909
3.244%(ff)	12/20/25	1,100	1,052,727
3.773%(ff)	03/28/25	2,225	2,183,623
5.375%	01/12/24	380	383,908
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26(a)	1,825	1,622,241
2.311%(ff)	11/16/27	545	470,165
2.552%(ff)	01/07/28	504	436,047
4.162%	05/13/25(a)	1,095	1,088,139
Sr. Unsec’d. Notes, SOFR + 1.219%
2.444%(c)	11/16/27	715	667,256
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23	3,255	3,120,561
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	563	532,666
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.707%(ff)	11/01/27	4,405	3,903,267
2.375%	01/28/25	2,475	2,371,501
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23	1,410	1,404,860
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
4.000%(c)	08/01/22(oo)	84	60,098
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)	215	201,193
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	10,195	9,064,238
1.948%(ff)	10/21/27	190	168,250
2.383%(ff)	07/21/32	810	655,607
2.615%(ff)	04/22/32	2,689	2,230,990
2.640%(ff)	02/24/28	5,834	5,291,194
2.650%(ff)	10/21/32	179	147,563
2.908%(ff)	07/21/42	165	120,328
3.102%(ff)	02/24/33(a)	3,901	3,335,988
3.200%	02/23/23(a)	461	461,149
3.210%(ff)	04/22/42	181	138,103
3.272%(ff)	09/29/25	400	389,060
3.500%	04/01/25	6,740	6,622,301
3.500%	11/16/26	1,064	1,022,457
3.615%(ff)	03/15/28	1,645	1,558,721
3.691%(ff)	06/05/28	531	503,334
3.750%	05/22/25	2,540	2,511,738

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.750%	02/25/26	948	$930,882
3.850%	01/26/27	1,664	1,609,835
4.223%(ff)	05/01/29	521	500,095
4.750%	10/21/45	2,218	2,063,396
6.250%	02/01/41	1,082	1,197,306
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170%
2.581%(c)	05/15/26	766	747,593
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	351	352,008
Sub. Notes
4.250%	10/21/25	1,424	1,415,247
5.150%	05/22/45	362	344,484
6.750%	10/01/37	4,567	5,059,250
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.700%(ff)	03/09/31(a)(oo)	1,845	1,389,884
Sr. Unsec’d. Notes
1.162%(ff)	11/22/24	4,355	4,161,845
2.099%(ff)	06/04/26	834	771,365
2.251%(ff)	11/22/27	647	576,463
2.633%(ff)	11/07/25	17,415	16,608,532
2.804%(ff)	05/24/32	1,414	1,160,861
2.848%(ff)	06/04/31	617	521,078
4.292%(ff)	09/12/26	545	533,119
4.583%(ff)	06/19/29	267	257,151
4.950%	03/31/30	390	385,098
Sub. Notes
4.250%	08/18/25(a)	838	826,245
4.762%(ff)	03/29/33	1,010	932,874
Huntington National Bank (The),
Sr. Unsec’d. Notes
4.008%(ff)	05/16/25(a)	2,530	2,522,736
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	245	218,905
3.550%	04/09/24	545	540,553
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	1,160	1,160,034
3.375%	01/12/23	442	440,949
Sub. Notes, 144A, MTN
5.017%	06/26/24(a)	3,859	3,700,211
5.710%	01/15/26	300	285,841
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,259	1,111,148
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.709%(c)	10/30/22(oo)	442	419,379
Sr. Unsec’d. Notes
1.514%(ff)	06/01/24	2,188	2,133,480
1.578%(ff)	04/22/27	12,610	11,255,177
2.005%(ff)	03/13/26	1,225	1,146,962
2.083%(ff)	04/22/26	2,758	2,583,921
2.182%(ff)	06/01/28	462	411,444
2.522%(ff)	04/22/31	2,319	1,976,866
2.525%(ff)	11/19/41	3,100	2,207,142
2.545%(ff)	11/08/32	995	826,722

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.580%(ff)	04/22/32	815	$686,235
2.739%(ff)	10/15/30	2,748	2,395,807
2.947%(ff)	02/24/28	4,250	3,937,744
2.950%	10/01/26	1,457	1,391,013
2.963%(ff)	01/25/33(a)	6,175	5,302,182
3.109%(ff)	04/22/51	278	204,804
3.157%(ff)	04/22/42	308	239,195
3.220%(ff)	03/01/25	169	166,038
3.328%(ff)	04/22/52	147	112,392
3.509%(ff)	01/23/29	366	342,613
3.540%(ff)	05/01/28	3,394	3,215,221
3.702%(ff)	05/06/30	62	57,737
3.782%(ff)	02/01/28	4,089	3,923,802
3.797%(ff)	07/23/24	562	560,374
3.897%(ff)	01/23/49	609	513,516
3.960%(ff)	01/29/27	1,442	1,410,735
3.964%(ff)	11/15/48	771	657,205
4.005%(ff)	04/23/29	5,020	4,813,109
4.023%(ff)	12/05/24	209	208,317
4.032%(ff)	07/24/48	376	324,375
4.080%(ff)	04/26/26	1,320	1,307,879
4.203%(ff)	07/23/29	1,014	977,840
4.260%(ff)	02/22/48	1,056	939,102
4.452%(ff)	12/05/29	1,055	1,027,009
4.565%(ff)	06/14/30	1,475	1,450,190
4.586%(ff)	04/26/33	40	39,332
Sub. Notes
2.956%(ff)	05/13/31	1,423	1,231,441
3.875%	09/10/24	6	5,989
4.250%	10/01/27	381	377,286
4.950%	06/01/45	1,570	1,497,857
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.550%	10/01/29(a)	2,730	2,356,786
3.878%(ff)	05/23/25	2,370	2,353,661
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.900%	03/12/24	200	199,534
4.375%	03/22/28	1,084	1,052,696
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.650%	12/06/22	719	719,739
Sub. Notes
4.000%	07/15/24	550	546,302
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.837%(ff)	04/17/26	380	374,842
4.080%(ff)	04/19/28	390	379,698
Morgan Stanley,
Sr. Unsec’d. Notes
0.731%(ff)	04/05/24	2,702	2,636,243
1.593%(ff)	05/04/27	601	536,084
2.630%(ff)	02/18/26(a)	4,260	4,074,475
3.217%(ff)	04/22/42	765	600,065
3.625%	01/20/27	1,303	1,264,579
3.737%(ff)	04/24/24	97	96,739
4.210%(ff)	04/20/28	3,430	3,355,570

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	532	$467,718
2.239%(ff)	07/21/32	4,836	3,929,560
2.699%(ff)	01/22/31	5,816	5,042,120
3.772%(ff)	01/24/29	2,566	2,439,185
3.875%	01/27/26	664	655,033
4.000%	07/23/25	207	207,063
4.431%(ff)	01/23/30	5,714	5,546,074
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	12,070	9,503,456
2.188%(ff)	04/28/26	2,733	2,563,315
2.511%(ff)	10/20/32	354	293,125
3.125%	07/27/26	1,696	1,618,584
3.591%(ff)	07/22/28	2,573	2,435,029
3.622%(ff)	04/01/31	1,080	992,976
6.250%	08/09/26	416	442,652
Sub. Notes, GMTN
4.350%	09/08/26	1,455	1,440,105
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	270	266,039
1.500%	04/23/25	260	244,273
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24	630	618,312
3.875%	09/12/23	800	797,979
4.269%(ff)	03/22/25	701	693,662
4.519%(ff)	06/25/24	200	199,110
4.892%(ff)	05/18/29	614	595,197
5.516%(ff)	09/30/28	3,800	3,830,935
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23(a)	598	590,517
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	402	371,929
3.875%	05/04/32	440	418,608
Sr. Unsec’d. Notes, Series I, MTN
2.050%	01/21/27(a)	3,260	2,972,653
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28	840	741,361
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24	565	561,937
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.226%(ff)	01/21/26	3,295	3,074,024
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	4,775	4,163,211
3.875%	03/28/24	2,708	2,681,754
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28	4,320	3,954,663
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.348%	01/15/25(a)	1,056	1,010,287

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	498	$487,495
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
6.750%(c)	09/30/24	10,350	9,929,469
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
0.750%	06/12/23(a)	783	759,879
1.150%	06/12/25(a)	401	370,313
2.800%	03/10/27	4,540	4,250,181
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.887%(ff)	06/07/29	6,325	5,433,024
U.S. Bancorp,
Sr. Unsec’d. Notes
1.450%	05/12/25	886	831,919
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28	4,295	3,944,300
UBS AG (Switzerland),
Sub. Notes
7.625%	08/17/22	1,975	1,978,800
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	01/31/24(oo)	1,460	1,425,376
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33	330	268,583
2.859%(ff)	08/15/23	460	459,832
4.253%	03/23/28	607	588,745
4.751%(ff)	05/12/28	1,925	1,904,554
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,306	1,224,320
3.000%	10/23/26	1,459	1,377,587
Sr. Unsec’d. Notes, MTN
1.654%(ff)	06/02/24	20,068	19,602,728
2.393%(ff)	06/02/28	11,479	10,287,306
2.879%(ff)	10/30/30	1,102	969,198
3.350%(ff)	03/02/33	4,550	4,038,505
3.750%	01/24/24	468	468,895
5.013%(ff)	04/04/51	2,254	2,210,920
Sub. Notes
5.606%	01/15/44	788	793,094
Sub. Notes, GMTN
4.900%	11/17/45	2,017	1,866,440
Sub. Notes, MTN
4.400%	06/14/46	253	219,425
4.650%	11/04/44	204	183,010
4.750%	12/07/46	1,129	1,029,389
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37	2,379	2,540,670

			506,760,034

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	94	$92,573
4.700%	02/01/36	5,044	4,841,841
4.900%	02/01/46	2,939	2,771,975
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	214	200,536
4.000%	04/13/28	1,786	1,763,831
4.350%	06/01/40	340	304,550
4.600%	04/15/48	120	108,048
4.750%	01/23/29(a)	3,913	3,987,586
5.450%	01/23/39	934	948,643
5.550%	01/23/49	190	194,155
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.450%	06/01/27(a)	322	291,550
2.500%	06/01/40	20	15,716
2.600%	06/01/50	286	213,316
3.375%	03/25/27	319	316,228
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	1,600	1,441,199
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.950%	04/15/29(a)	1,920	1,833,126
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.625%	05/01/30	303	256,949
2.250%	03/19/25	69	67,171
2.625%	03/19/27	73	69,980
2.875%	10/15/49	190	150,817

			19,869,790

Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24	176	175,700
4.663%	06/15/51	146	137,086
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29	2,570	2,525,409
4.250%	04/27/32	1,945	1,901,777
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.150%	03/01/47	479	422,651
4.750%	03/01/46	1,313	1,257,191
Royalty Pharma PLC,
Gtd. Notes
1.750%	09/02/27	2,750	2,345,770
2.150%	09/02/31	2,355	1,838,609
2.200%	09/02/30	3,680	2,969,907

			13,574,100

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	73	$55,397
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	107	96,516
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	1,088	1,008,519
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	34	29,070
5.000%	02/15/27	81	73,510
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	164	144,708

			1,407,720

Chemicals — 0.2%
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
2.625%	04/28/28	200	177,402
4.250%	11/03/26	409	401,142
Gtd. Notes, EMTN
4.250%	11/03/26	229	224,600
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	405	378,295
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25	1,270	1,149,253
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.000%	05/18/25	340	342,989
Gtd. Notes, EMTN
5.875%	05/18/30	200	210,002
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	378	362,438
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	344	259,580
4.500%	10/22/25	411	404,017
5.125%	06/23/51	341	225,953
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26(a)	799	708,756
2.875%	05/11/31	758	607,041
RPM International, Inc.,
Sr. Unsec’d. Notes
2.950%	01/15/32	605	501,462
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	615	603,241
6.500%	09/27/28	470	426,913

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		1,289	$1,086,870

				8,069,954

Commercial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		30	27,512
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		775	723,415
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		1,184	1,130,012
7.000%	10/15/37		425	491,669
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		715	678,912
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		1,658	1,462,627
2.150%	01/15/27		347	307,540
2.650%	02/15/25		457	435,810
3.200%	08/15/29		2,234	1,951,893
4.800%	04/01/26		1,536	1,536,772
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	226	178,812
5.750%	07/15/27	EUR	399	328,234
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25(a)		355	334,844
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29		1,650	1,502,160
2.900%	03/01/32		1,580	1,407,693
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27		965	903,808
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27		253	268,183
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)		710	583,835
3.875%	02/15/31(a)		998	842,968
4.875%	01/15/28		1,177	1,114,412
5.250%	01/15/30		624	579,165
Sec’d. Notes
3.875%	11/15/27		69	64,154

				16,854,430

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.450%	08/04/26		1,325	1,271,570
2.550%	08/20/60(a)		1,042	715,561

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
2.650%	02/08/51	2,990	$2,209,858
3.850%	05/04/43	653	600,837
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27(a)	3,210	2,977,473
3.000%	05/15/24	715	709,470
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	10/15/31	1,910	1,399,019
Western Digital Corp.,
Sr. Unsec’d. Notes
2.850%	02/01/29	142	115,733

			9,999,521

Cosmetics/Personal Care — 0.1%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27	370	354,073
3.375%	03/24/29	2,280	2,131,310
3.625%	03/24/32	810	747,406
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27	112	108,436

			3,341,225

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	120	96,981

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,156	1,006,358
3.000%	10/29/28	829	697,420
3.150%	02/15/24	527	512,046
3.300%	01/30/32	460	366,579
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25	272	256,353
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	435	356,052
Sr. Unsec’d. Notes
2.550%	03/04/27	3,930	3,663,295
3.375%	05/03/24(a)	360	357,638
4.050%	05/03/29	680	668,170
BlackRock, Inc.,
Sr. Unsec’d. Notes
1.900%	01/28/31	4,365	3,619,969
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	4,042	4,088,231
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.636%(ff)	03/03/26	4,270	4,032,150
4.927%(ff)	05/10/28	1,090	1,080,387
5.268%(ff)	05/10/33(a)	2,250	2,207,556

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A
0.500%	09/16/24(a)		1,575	$1,488,278
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		1,015	999,906
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
4.000%	09/15/27		4,540	4,466,317
4.350%	06/15/29		610	601,473
4.600%	03/15/33		530	526,858
4.950%	06/15/52		220	216,466
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		239	239,395
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		213	212,726
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	02/15/27	GBP	1,050	1,109,346
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43		127	126,720
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50		97	88,971
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		195	169,421
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,497	1,191,369
2.999%	01/22/32		906	735,686
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
1.100%	03/26/26		1,245	1,144,937
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25		500	472,595
8.250%	10/01/23		713	713,266
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		97	97,424
5.250%	08/15/22		49	49,020
5.500%	02/15/24		224	225,381
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)		473	350,020
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29		300	280,196
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		200	197,724
Synchrony Financial,
Sr. Unsec’d. Notes
4.875%	06/13/25		3,315	3,276,793

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^	2,330	$1,693,926
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30	128	112,201
3.150%	12/14/25	369	364,243
4.300%	12/14/45	1,682	1,661,054

			45,723,916

Electric — 3.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	529,943
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	5,000	4,160,862
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	73,745
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	462	363,933
3.750%	03/01/45	187	154,731
Ameren Illinois Co.,
First Mortgage
3.800%	05/15/28	477	468,576
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	464,238
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	160	117,839
3.200%	09/15/49	204	157,879
3.500%	08/15/46	419	344,283
3.750%	08/15/47	318	272,896
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26(a)	651	622,519
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	32,396
5.000%	02/01/31	60	49,473
5.125%	03/15/28	1,253	1,111,191
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	231,057
General Ref. Mortgage
3.950%	03/01/48	366	329,261
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.650%
1.867%(c)	05/13/24	1,391	1,357,703
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	86	80,921
Commonwealth Edison Co.,
First Mortgage
2.200%	03/01/30(a)	5,000	4,339,740
4.000%	03/01/48	752	677,070

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
6.450%	01/15/38	438	$512,447
First Mortgage, Series 130
3.125%	03/15/51	187	144,045
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	1,785	1,356,491
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	194	180,664
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	131,629
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	06/15/38	670	775,301
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	6,915	6,564,253
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	1,862	1,799,645
Duke Energy Carolinas LLC,
First Mortgage
3.450%	04/15/51	1,901	1,553,219
3.700%	12/01/47	161	136,658
3.950%	11/15/28	280	276,235
3.950%	03/15/48	142	125,053
First Ref. Mortgage
3.750%	06/01/45	187	157,054
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.550%	06/15/31	8,464	7,036,877
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29	1,327	1,179,950
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	1,535	1,460,396
3.700%	10/15/46	419	356,574
4.000%	04/01/52	850	764,092
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25(a)	458	459,533
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.375%	07/12/26	4,210	3,702,620
Sr. Unsec’d. Notes, 144A
5.000%	06/15/32	4,210	4,069,341
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	287	272,727
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	3,750	3,005,377
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	561	503,133
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	3,585	3,161,827

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32	2,405	$2,160,372
4.600%	07/01/27	1,595	1,608,299
Exelon Corp.,
Sr. Unsec’d. Notes
4.050%	04/15/30	1,435	1,377,087
4.700%	04/15/50	145	135,239
5.100%	06/15/45	88	86,815
Sr. Unsec’d. Notes, 144A
4.100%	03/15/52(a)	390	334,597
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	111,257
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	3,660	3,676,915
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	2,940	2,666,278
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	740	630,828
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	478,953
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	2,735	2,410,293
MidAmerican Energy Co.,
First Mortgage
3.100%	05/01/27	88	85,027
3.650%	04/15/29	3,609	3,512,009
4.250%	07/15/49	328	305,004
4.800%	09/15/43	2,500	2,482,069
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	118,143
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43	2,500	2,474,190
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.875%	01/15/27	705	635,532
2.250%	06/01/30	4,075	3,423,399
4.625%	07/15/27	4,405	4,462,222
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	958	880,611
Gtd. Notes, 144A
3.375%	02/15/29	123	99,408
3.625%	02/15/31	353	277,782
3.875%	02/15/32(a)	630	500,153
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	2,020	1,887,241

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	$283,420
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.750%	05/15/30(a)	1,480	1,345,957
3.100%	09/15/49	203	157,710
3.700%	11/15/28	651	633,437
3.800%	09/30/47	277	243,929
5.350%	10/01/52	206	225,793
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	12,069	10,136,349
2.500%	02/01/31	2,220	1,706,297
3.250%	02/16/24	3,185	3,100,245
3.300%	08/01/40	82	56,668
4.950%	07/01/50	1,506	1,200,919
5.450%	06/15/27	6,220	6,049,661
Sr. Sec’d. Notes
3.250%	06/01/31	484	389,866
PacifiCorp,
First Mortgage
4.125%	01/15/49	610	545,121
PECO Energy Co.,
First Mortgage
3.050%	03/15/51	562	431,123
3.700%	09/15/47	136	117,898
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	223,413
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,427	2,835,453
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.650%	09/01/28	792	771,327
Sr. Sec’d. Notes, MTN
3.000%	03/01/51	2,525	1,920,199
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30	2,490	2,316,587
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	205,030
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	3,615	3,413,940
3.700%	04/01/29	395	371,480
4.000%	02/01/48	330	273,295
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	999	838,180
3.650%	02/01/50	4,130	3,160,262
First Mortgage, Series D
4.700%	06/01/27	7,415	7,436,107
First Ref. Mortgage
4.000%	04/01/47	734	595,356

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Southern Co. (The),
Jr. Sub. Notes
5.113%	08/01/27	2,150	$2,171,098
Sr. Unsec’d. Notes
3.250%	07/01/26	6,790	6,503,479
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	215	202,539
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.450%	06/15/49	242	224,628
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	794	696,692
Sr. Unsec’d. Notes, Series B
3.750%	05/15/27(a)	1,855	1,837,658
Sr. Unsec’d. Notes, Series C
4.625%	05/15/52	775	752,348
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	845	765,928
5.500%	09/01/26	209	197,215
5.625%	02/15/27	704	661,915
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,750	2,654,044
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	1,735	1,723,656

			161,821,342

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25	253	238,547

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	644	439,876
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	545	469,766
4.250%	10/31/26	755	695,481

			1,605,123

Entertainment — 0.4%
Magallanes, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25	3,015	2,926,230
3.755%	03/15/27	190	178,314
4.054%	03/15/29	270	247,528
4.279%	03/15/32	4,770	4,261,458
5.050%	03/15/42	1,390	1,182,112
5.141%	03/15/52	10,395	8,726,982
5.391%	03/15/62	315	264,179

			17,786,803

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24		262	$253,812

Foods — 0.4%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	1,666	1,578,433
4.500%	02/16/26	GBP	370	360,524
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,002	842,440
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.850%	11/01/28(a)		2,225	2,193,095
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23		591	583,455
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		38	38,667
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		375	355,925
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		230	217,340
4.250%	03/01/31		156	148,363
4.375%	06/01/46		214	178,277
4.625%	10/01/39		203	177,967
4.875%	10/01/49		1,647	1,456,553
5.000%	07/15/35		149	144,115
5.000%	06/04/42		231	211,303
5.200%	07/15/45		105	97,374
5.500%	06/01/50		331	317,888
6.750%	03/15/32		19	21,223
6.875%	01/26/39		54	59,357
Gtd. Notes, 144A
7.125%	08/01/39		12	13,416
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		280	243,593
4.375%	01/31/32		280	243,492
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25		239	233,468
3.200%	04/01/30		395	365,269
3.950%	04/01/44		505	447,611
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.125%	09/19/22		220	219,664
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25(a)		785	733,117
1.500%	02/04/31(a)		2,710	2,126,365
2.625%	03/17/27(a)		3,495	3,270,485
3.000%	03/17/32		230	201,167

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31		353	$294,493
5.875%	09/30/27(a)		379	362,749

				17,737,188

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25		758	838,389
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31(a)		2,638	2,130,719
Gtd. Notes, Series DM3N
3.125%	01/15/32		291	219,522

				3,188,630

Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.757%	03/16/32		565	523,354
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		251	269,633
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		460	358,820
3.490%	05/15/27		2,745	2,627,990
3.600%	05/01/30(a)		3,470	3,179,841
3.950%	03/30/48		124	102,734
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/31		428	361,542
Sempra Global,
Sr. Unsec’d. Notes, 144A
3.250%	01/15/32		1,010	852,378

				8,276,292

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26(a)		554	558,210
4.750%	11/30/36		261	276,802
4.900%	11/30/46		168	176,563
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.272%	12/01/28		3,340	2,924,157
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		794	693,346
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	991	723,924
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,380	1,176,416

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	353	$261,354
1.625%	03/07/31	EUR	160	152,357
1.625%	10/15/50	EUR	319	219,083
2.250%	03/07/39	EUR	294	257,751
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	495	374,480
1.875%	10/01/49	EUR	323	231,729

				8,026,172

Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		78	77,044
4.500%	05/15/42		283	254,639
6.750%	12/15/37		469	532,601
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		523	430,551
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42		214	191,905
Sr. Sec’d. Notes
2.760%	10/01/24		3,577	3,481,456
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		2,415	1,882,566
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24		228	225,154
4.100%	05/15/32		280	272,617
4.550%	05/15/52		210	199,757
5.100%	01/15/44		1,220	1,222,298
HCA, Inc.,
Gtd. Notes
4.500%	02/15/27		52	50,037
5.000%	03/15/24		112	112,387
5.125%	06/15/39		469	411,065
5.250%	06/15/26		87	86,389
5.500%	06/15/47		656	587,005
Gtd. Notes, 144A
4.625%	03/15/52		365	292,016
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32		200	161,927
3.150%	12/01/22		511	511,050
3.700%	03/23/29		3,085	2,920,169
3.950%	03/15/27		474	465,679
4.500%	04/01/25		117	118,334
4.800%	03/15/47		594	570,229
4.875%	04/01/30		448	452,286
4.950%	10/01/44		176	171,248
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		1,170	1,088,812

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Unsec’d. Notes, Series 2021
2.810%	06/01/41(a)	1,375	$1,052,212
3.002%	06/01/51	1,285	960,792
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	939,739
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	159,354
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	168	154,561
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	1,325	1,137,267
Sutter Health,
Unsec’d. Notes, Series 20A
3.361%	08/15/50	1,330	1,019,670
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.375%	01/15/30	677	575,164
5.125%	11/01/27	1,358	1,226,941
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26	220	203,051
2.300%	05/15/31	1,300	1,125,636
2.375%	10/15/22	87	86,965
3.125%	05/15/60	73	53,553
3.250%	05/15/51	168	132,157
3.500%	06/15/23	200	200,644
3.750%	07/15/25	89	89,092
3.875%	08/15/59	511	441,322
4.000%	05/15/29	2,545	2,524,816
4.200%	05/15/32(a)	1,420	1,420,334
4.200%	01/15/47	621	580,680
4.450%	12/15/48	117	112,075
4.625%	11/15/41	1,606	1,593,377
4.950%	05/15/62	310	314,158
5.700%	10/15/40	1,541	1,700,043

			34,572,824

Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	180	150,661
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	288,141
KB Home,
Gtd. Notes
7.625%	05/15/23	1,100	1,115,439
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	79	79,248
4.750%	11/29/27	180	175,315

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		560	$479,500
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		372	274,289
5.250%	12/15/27		294	242,225
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		58	47,688
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		249	230,021
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		499	414,216
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23		336	334,504
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27		307	268,946
5.700%	06/15/28		31	26,870

				4,127,063

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	469	466,380

Insurance — 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.500%	06/30/25		375	357,841
3.900%	04/01/26		40	39,152
4.750%	04/01/48(a)		1,168	1,093,234
Ascot Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
4.250%	12/15/30		385	339,398
Athene Global Funding,
Sec’d. Notes, 144A
2.450%	08/20/27		1,915	1,677,415
Sec’d. Notes, 144A, MTN
2.646%	10/04/31		1,850	1,477,641
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49		2,432	2,248,825
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	12/22/51		55	37,419
5.625%	05/15/30(a)		747	726,063
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/03/26		133	130,047
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		2,275	2,213,570
3.850%	04/05/29		600	553,637
3.900%	04/05/32		480	430,724

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28		4,490	$3,896,583
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		830	718,131
Guardian Life Global Funding,
Sec’d. Notes, 144A
1.100%	06/23/25		282	260,308
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	437	454,477
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		2	1,961
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		447	483,782
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		154	144,144
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		756	638,231
3.875%	03/15/24		5,200	5,209,844
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
3.729%	10/15/70		565	415,317
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		459	462,909
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50		460	376,303
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		48	44,263
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25		253	232,366
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/26/30		1,800	1,671,973
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		309	354,406
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		653	635,030
6.850%	12/16/39		50	59,041
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29		2,920	2,500,639
4.650%	06/15/27		3,375	3,322,638

				33,207,312

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 0.5%
Alphabet, Inc.,
Sr. Unsec’d. Notes
0.800%	08/15/27	190	$165,057
1.100%	08/15/30	183	150,126
1.900%	08/15/40	450	321,648
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	06/03/27	603	536,989
1.500%	06/03/30	501	416,867
2.100%	05/12/31	459	393,135
2.500%	06/03/50	313	221,629
3.150%	08/22/27	263	256,187
3.300%	04/13/27(a)	10,020	9,834,471
3.450%	04/13/29(a)	460	447,741
3.600%	04/13/32	890	857,768
3.875%	08/22/37	501	473,401
3.950%	04/13/52	1,130	1,040,735
4.050%	08/22/47	424	397,606
4.100%	04/13/62	4,915	4,447,416
4.250%	08/22/57	145	136,144
4.950%	12/05/44	151	158,900
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.832%	02/08/51	430	259,611
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31	2,081	1,532,532
4.027%	08/03/50	1,071	672,078
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.840%	04/22/51	807	624,315

			23,344,356

Iron/Steel — 0.1%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
7.000%	10/15/39	224	228,184
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30	1,640	1,434,804
6.875%	11/21/36	192	205,784
6.875%	11/10/39(a)	411	437,141

			2,305,913

Leisure Time — 0.0%
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	655	525,791

Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	548	495,733
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	596	474,312
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	1,654	1,476,179

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
3.200%	08/08/24	2,877	$2,719,981
3.500%	08/18/26	2,227	1,947,812
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	285	271,821
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
3.800%	01/08/26	780	622,795
5.125%	08/08/25	1,470	1,238,280
5.400%	08/08/28	940	723,439
Sr. Unsec’d. Notes, 144A
2.550%	03/08/27	880	643,992
3.100%	03/08/29(a)	1,010	714,197
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	300	186,362
5.625%	08/26/28(a)	1,202	749,633

			12,264,536

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30(a)	3,635	3,298,341
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A
4.125%	11/15/28	220	179,132

			3,477,473

Machinery-Diversified — 0.2%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	117	109,241
3.750%	04/15/50(a)	733	670,048
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	650	505,057
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25	189	178,961
2.565%	02/15/30	6,717	5,806,999

			7,270,306

Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,000	809,609
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	66	55,156
4.750%	03/01/30	385	329,296
4.750%	02/01/32(a)	400	329,330
5.000%	02/01/28	265	243,670
5.125%	05/01/27(a)	2,396	2,260,869
5.375%	06/01/29	161	146,690
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	03/01/42	20	13,924

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
3.700%	04/01/51	2,740	$1,861,493
3.850%	04/01/61	534	350,847
3.900%	06/01/52	3,370	2,352,483
3.950%	06/30/62	235	156,633
4.200%	03/15/28	689	644,028
4.400%	04/01/33(a)	2,210	1,979,819
4.400%	12/01/61	512	370,231
4.800%	03/01/50	1,489	1,179,675
4.908%	07/23/25	2,040	2,045,243
5.050%	03/30/29	4,299	4,145,688
5.125%	07/01/49	404	337,192
5.375%	04/01/38	460	409,785
5.375%	05/01/47	471	403,181
5.500%	04/01/63(a)	480	409,406
5.750%	04/01/48	178	160,067
6.384%	10/23/35	899	907,347
6.484%	10/23/45	3,351	3,262,762
6.834%	10/23/55	171	172,982
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	39	39,896
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	1,077	895,779
2.450%	08/15/52	375	248,650
2.650%	02/01/30	1,125	1,004,687
2.800%	01/15/51	661	467,215
2.887%	11/01/51	607	434,087
2.937%	11/01/56	172	119,359
3.150%	03/01/26	307	299,311
3.150%	02/15/28(a)	562	535,699
3.250%	11/01/39	58	47,677
3.300%	04/01/27	604	584,877
3.375%	08/15/25	220	217,402
3.400%	04/01/30(a)	864	809,730
3.400%	07/15/46	54	43,063
3.450%	02/01/50	90	71,674
3.750%	04/01/40	1,716	1,505,033
3.969%	11/01/47	1,009	872,614
3.999%	11/01/49	298	260,273
4.000%	08/15/47	793	688,122
4.000%	03/01/48	98	85,457
4.150%	10/15/28	585	583,518
4.200%	08/15/34	93	89,576
4.250%	10/15/30	526	518,402
4.250%	01/15/33	292	286,898
4.950%	10/15/58	90	89,722
5.650%	06/15/35	79	86,050
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31(a)	2,601	2,180,958
3.150%	08/15/24	624	607,890
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	200	148,409
4.500%	11/15/31	1,755	1,355,054
5.500%	04/15/27	545	494,330

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30(a)	975	$866,996
3.950%	03/20/28	1,041	973,532
4.000%	09/15/55	519	362,529
4.125%	05/15/29	174	159,840
4.900%	03/11/26(a)	3,980	3,986,640
5.200%	09/20/47	2,267	1,943,226
5.300%	05/15/49	2,998	2,583,676
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	501	304,448
5.875%	11/15/24	988	837,747
7.750%	07/01/26(a)	105	81,493
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	330	258,601
5.750%	12/01/28	50	37,007
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	397	385,546
Paramount Global,
Sr. Unsec’d. Notes
4.375%	03/15/43	83	64,290
4.950%	01/15/31	380	361,871
4.950%	05/19/50	215	180,559
5.850%	09/01/43	566	528,654
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	392	307,387
5.875%	11/15/40	684	627,401
6.550%	05/01/37	1,469	1,470,921
6.750%	06/15/39	1,584	1,586,180
7.300%	07/01/38	1,490	1,561,109
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	772	890,534
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	200	186,129
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	370	331,503
Walt Disney Co. (The),
Gtd. Notes
6.650%	11/15/37	63	75,059

			61,961,696

Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	200	196,318
4.000%	09/11/27	245	233,719
4.750%	04/10/27	670	664,559
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	110	108,391

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	374	$387,056
5.750%	05/01/43	144	150,145
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	217	223,291
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	225	216,245
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	12	12,015
4.550%	11/14/24	23	22,893
4.625%	08/01/30(a)	314	291,188
5.250%	09/01/29	4,000	3,820,710
5.400%	11/14/34	250	244,053
5.450%	03/15/43	898	830,791
Glencore Finance Canada Ltd. (Australia),
Gtd. Notes, 144A
5.550%	10/25/42	50	46,644
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.625%	09/23/31	36	29,032
4.000%	03/27/27	443	426,858
4.125%	05/30/23	25	25,022
4.125%	03/12/24	1,080	1,074,494
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	783	651,263
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42(a)	937	911,130
7.500%	07/27/35	275	325,429
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40	54	53,805
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	399	380,965

			11,326,016

Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	242	216,611
3.050%	04/15/30	107	99,281
3.700%	04/15/50(a)	568	489,349
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	248	222,601
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	342	320,088
General Electric Co.,
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32	116	129,766

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
4.250%	09/15/27	1,905	$1,895,039
4.500%	09/15/29	1,320	1,313,388
Textron, Inc.,
Sr. Unsec’d. Notes
3.900%	09/17/29	830	780,518

			5,466,641

Multi-National — 0.0%
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	417	460,224

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	3,500	3,120,787
3.569%	12/01/31	1,220	1,009,789
4.125%	05/01/25(a)	1,300	1,264,539

			5,395,115

Oil & Gas — 2.0%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.000%	01/15/25	600	579,924
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26	180	190,272
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44	617	460,083
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	134	124,960
9.000%	11/01/27	28	35,626
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32	3,360	2,894,722
2.939%	06/04/51	2,380	1,700,719
3.000%	02/24/50	1,070	778,581
3.001%	03/17/52	440	317,794
3.119%	05/04/26	567	548,655
3.379%	02/08/61	765	566,795
3.410%	02/11/26	2,483	2,437,048
3.633%	04/06/30(a)	385	364,479
3.790%	02/06/24	121	121,566
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	1,782	1,682,659
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52(a)	3,278	2,493,259
5.400%	06/15/47	186	179,238
6.750%	11/15/39	412	438,677
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	258	237,811

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Chevron USA, Inc.,
Gtd. Notes
3.850%	01/15/28	620	$616,750
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	340	291,664
4.150%	11/15/34	102	94,647
4.300%	11/15/44	362	332,695
Gtd. Notes, 144A
4.025%	03/15/62	820	700,589
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	231	228,835
4.375%	01/15/28(a)	1,276	1,199,280
4.500%	04/15/23(a)	788	790,811
4.900%	06/01/44	133	104,626
Gtd. Notes, 144A
2.268%	11/15/26	504	447,124
5.750%	01/15/31	325	313,879
Coterra Energy, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/27(a)	842	809,676
4.375%	03/15/29	594	582,375
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	231	217,772
4.750%	05/15/42	655	592,118
5.000%	06/15/45(a)	1,207	1,120,932
5.250%	10/15/27	140	140,814
5.600%	07/15/41	968	960,519
5.875%	06/15/28	121	122,879
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	525	512,409
3.500%	12/01/29	774	709,161
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	474	359,894
5.375%	06/26/26	372	343,944
5.875%	09/18/23(a)	429	428,828
5.875%	05/28/45	1,182	805,743
6.875%	04/29/30	694	614,364
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	1,545	1,468,336
4.875%	03/30/26	135	119,039
5.375%	03/30/28	535	453,052
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	456	423,833
4.150%	01/15/26	180	181,567
4.375%	04/15/30	164	164,789
4.950%	04/15/50	190	196,449
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	1,000	934,510
5.000%	01/15/29	177	171,344

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.625%	02/01/25	66	$68,039
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	30	28,131
3.625%	05/15/31(a)	350	305,155
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40	1,355	1,191,007
3.700%	04/06/50	1,345	1,159,849
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	58	57,407
2.992%	03/19/25	717	706,529
3.043%	03/01/26	325	319,032
3.452%	04/15/51	335	275,070
3.482%	03/19/30	590	565,446
4.114%	03/01/46(a)	737	673,561
4.227%	03/19/40	1,505	1,421,184
4.327%	03/19/50	73	68,926
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	527	395,250
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	905	927,715
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	103	89,898
6.000%	04/15/30	500	440,240
6.000%	02/01/31	103	89,159
6.250%	04/15/32	625	546,420
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	552	516,479
4.750%	04/19/27	500	445,181
5.375%	04/24/30	260	230,150
6.375%	10/24/48	350	292,476
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31	4,101	3,408,280
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.700%	05/01/25	1,815	1,838,651
5.850%	12/15/45	177	169,094
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	04/15/46	358	289,984
4.500%	07/15/44	78	61,934
6.450%	09/15/36	892	929,111
6.600%	03/15/46	981	1,041,327
6.950%	07/01/24	649	669,643
7.500%	05/01/31	249	268,297
7.875%	09/15/31	1,194	1,310,604
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26	5,046	5,111,214

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		341	$354,749
7.375%	11/01/31		630	695,301
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
1.400%	02/09/26		200	177,028
Sr. Unsec’d. Notes, EMTN
3.100%	08/27/30		211	183,997
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		2,656	2,689,009
5.750%	02/01/29		47	45,634
6.625%	01/16/34	GBP	424	474,084
6.900%	03/19/49		1,101	985,577
7.250%	03/17/44(a)		1,924	1,829,229
7.375%	01/17/27		233	247,081
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	312	245,481
5.950%	01/28/31		788	573,440
6.375%	01/23/45(a)		1,756	1,074,836
6.490%	01/23/27		1,062	918,864
6.500%	03/13/27		174	151,046
6.500%	01/23/29(a)		335	269,355
6.700%	02/16/32		2,485	1,894,624
6.840%	01/23/30		111	87,921
6.875%	10/16/25		251	235,861
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	598	497,191
Gtd. Notes, MTN
6.875%	08/04/26		242	217,890
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26(a)		655	585,790
2.150%	01/15/31		2,114	1,742,071
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		506	397,200
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		270	263,622
5.000%	03/15/23(a)		512	508,185
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
2.875%	01/12/32		510	423,223
3.625%	01/12/52(a)		890	657,631
Shell International Finance BV (Netherlands),
Gtd. Notes
2.375%	11/07/29		173	152,798
2.750%	04/06/30		253	228,448
2.875%	05/10/26(a)		152	147,089
3.000%	11/26/51		3,185	2,376,011
3.250%	04/06/50		162	127,916
4.375%	05/11/45		792	737,216
4.550%	08/12/43		492	467,300
6.375%	12/15/38		1,102	1,283,253

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24(a)	1,066	$1,084,018
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	350	299,389
5.375%	02/01/29	30	27,874
5.375%	03/15/30	160	147,215
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	3,760	3,739,730

			88,862,735

Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	820	818,124
Halliburton Co.,
Sr. Unsec’d. Notes
4.850%	11/15/35	795	762,237
7.450%	09/15/39	1,329	1,560,864
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	226	213,755
4.300%	05/01/29	747	719,620

			4,074,600

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	430	301,589
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	1,185	957,401
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	250	238,284
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24(a)	355	352,346
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	245	242,434

			2,092,054

Pharmaceuticals — 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24	5,848	5,665,790
2.950%	11/21/26	1,622	1,537,398
3.200%	11/21/29	3,633	3,340,306
3.600%	05/14/25	96	94,756
3.750%	11/14/23	127	127,484
3.800%	03/15/25	127	126,127
4.050%	11/21/39	3,575	3,186,128
4.250%	11/21/49	2,635	2,335,582
4.300%	05/14/36	221	207,647

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.500%	05/14/35	777	$753,776
4.700%	05/14/45	1,943	1,830,043
4.875%	11/14/48	100	96,357
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.200%	05/28/26	4,585	4,143,325
1.750%	05/28/28	875	771,907
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
1.375%	08/06/30	1,004	822,721
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	159	82,598
5.250%	01/30/30	4,231	2,202,835
5.250%	02/15/31	348	178,695
Bayer Corp. (Germany),
Sr. Unsec’d. Notes, 144A
6.650%	02/15/28(a)	595	630,095
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,157	1,141,862
4.375%	12/15/28	2,090	2,030,450
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	170	168,238
3.734%	12/15/24	117	116,420
4.685%	12/15/44	67	62,069
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.550%	11/13/50	1,645	1,163,136
2.900%	07/26/24	35	34,691
3.400%	07/26/29	2,556	2,469,090
5.000%	08/15/45	171	178,309
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	387	372,129
4.125%	11/15/25	434	435,162
4.375%	10/15/28	1,188	1,177,144
4.800%	08/15/38	1,839	1,790,608
4.900%	12/15/48	352	337,946
Sr. Unsec’d. Notes
3.200%	03/15/40	4,600	3,667,666
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	170	136,304
2.125%	09/15/31	663	536,989
2.750%	12/01/22(a)	469	468,408
3.250%	08/15/29	4,183	3,820,349
3.625%	04/01/27	179	174,335
3.750%	04/01/30	1,158	1,083,266
3.875%	07/20/25(a)	483	481,089
4.125%	04/01/40	186	162,333
4.250%	04/01/50	136	116,930
4.300%	03/25/28	394	390,097
5.050%	03/25/48	1,662	1,590,124
5.125%	07/20/45	2,270	2,191,405
5.300%	12/05/43	132	131,028

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	231	$243,754
Sr. Sec’d. Notes
6.036%	12/10/28	242	245,714
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)	570	508,910
Johnson & Johnson,
Sr. Unsec’d. Notes
0.950%	09/01/27	555	489,406
3.550%	03/01/36	2,475	2,346,743
3.625%	03/03/37	551	523,414
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26(a)	489	443,585
1.450%	06/24/30	262	217,630
2.450%	06/24/50	191	134,604
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	530	469,022
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	400	345,220
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.700%	05/28/30(a)	613	522,638
2.625%	04/01/30	527	481,108
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.000%	11/26/28	377	384,487
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	130	108,689
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26(a)	2,692	2,221,284
4.100%	10/01/46(a)	2,113	1,325,908
5.125%	05/09/29(a)	2,370	1,972,906
7.125%	01/31/25	940	916,393
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,313	1,057,787
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830	1,992,950
4.000%	06/22/50	994	662,314

			72,175,613

Pipelines — 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26	495	494,528
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	214	188,565
3.302%	01/15/35	553	473,164

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes
4.000%	03/01/31	210	$179,034
Gtd. Notes, 144A
3.250%	01/31/32	1,060	835,551
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	990	895,662
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	210	200,525
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	48	44,169
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36(a)	1,600	1,365,856
Energy Transfer LP,
Jr. Sub. Notes, Series A
6.250%(ff)	02/15/23(oo)	150	113,060
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(a)(oo)	918	766,615
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,535	1,320,122
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(a)(oo)	999	890,234
Sr. Unsec’d. Notes
2.900%	05/15/25	3,001	2,855,317
3.600%	02/01/23	370	368,903
3.750%	05/15/30	490	441,222
4.950%	06/15/28	916	902,604
5.000%	05/15/50	753	640,643
5.250%	04/15/29	215	213,054
5.300%	04/01/44	78	67,582
5.400%	10/01/47	3,551	3,122,713
5.875%	01/15/24	600	611,517
6.050%	06/01/41(a)	3,369	3,272,257
6.100%	02/15/42	149	142,397
6.250%	04/15/49	1,499	1,454,001
7.500%	07/01/38	192	207,190
7.600%	02/01/24	263	274,423
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
4.500%	11/01/23	35	35,140
5.000%	10/01/22	1,023	1,023,996
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30(a)	3,656	3,203,879
3.125%	07/31/29	1,347	1,212,780
3.700%	01/31/51	207	161,717
3.950%	01/31/60	361	284,366
4.150%	10/16/28	1,067	1,040,906
4.200%	01/31/50	390	325,489
4.800%	02/01/49	2,232	2,025,736
4.850%	03/15/44	151	137,171
5.375%(ff)	02/15/78	230	182,759
5.950%	02/01/41	335	349,783

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
7.550%	04/15/38	151	$179,307
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	48,169
7.500%	06/01/30	50	48,090
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	895	727,237
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
2.940%	09/30/40	1,312	1,071,303
Sr. Sec’d. Notes, 144A
2.940%	09/30/40	2,171	1,773,467
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,278	888,838
4.300%	03/01/28	301	293,272
5.300%	12/01/34	143	139,221
5.550%	06/01/45	242	228,587
Gtd. Notes, GMTN
7.750%	01/15/32	1,297	1,512,970
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	1,566	1,235,798
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	283	255,324
3.500%	12/01/22	535	534,192
4.500%	04/15/38	2,160	1,893,379
4.700%	04/15/48	177	148,698
4.800%	02/15/29	357	351,485
4.875%	12/01/24	1,470	1,480,569
4.875%	06/01/25	1,194	1,200,530
4.950%	03/14/52	2,110	1,824,939
5.200%	03/01/47	3,353	3,032,581
5.500%	02/15/49	317	294,432
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	724,765
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,315	1,130,264
4.450%	09/01/49	2,732	2,189,341
4.550%	07/15/28	690	667,103
6.350%	01/15/31	772	806,870
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30(a)	530	435,590
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	635	560,310
3.800%	09/15/30(a)	856	757,400
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	1,610	1,546,635
5.000%	03/15/27	700	702,904
5.625%	04/15/23	996	1,005,152

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.625%	03/01/25	182	$185,943
5.875%	06/30/26	2,363	2,441,378
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	1,047	1,218,412
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	654	547,216
7.500%	10/01/25	239	232,168
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,415	1,281,660
4.950%	04/15/52	170	146,105
5.200%	07/01/27	3,785	3,800,162
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	920	788,963
4.875%	02/01/31(a)	704	642,212
6.500%	07/15/27	231	236,085
6.875%	01/15/29	567	578,670
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	981	924,527
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	10/12/31(a)	2,170	1,802,965
4.625%	03/01/34	609	584,642
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	905	812,743
3.950%	05/15/50	540	448,479
4.000%	03/15/28	1,200	1,164,779
7.850%	02/01/26	1,301	1,435,111
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	56,987
3.875%	11/01/33	440	362,911
4.125%	08/15/31	40	34,355
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.850%
2.621%(c)	01/13/23	258	256,740
Sr. Unsec’d. Notes
3.600%	02/01/25	727	672,440
4.500%	03/01/28	176	158,867
4.550%	02/01/30	2,609	2,258,463
5.300%	03/01/48	130	104,845
5.450%	04/01/44	398	330,490
5.500%	08/15/48	91	74,588
5.750%	02/01/50	441	356,292
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	179	179,253
3.750%	06/15/27	11	10,519
4.850%	03/01/48	305	276,217
4.900%	01/15/45	390	348,978
5.100%	09/15/45	353	328,877
5.400%	03/04/44	417	397,449

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
7.750%	06/15/31		643	$745,961
8.750%	03/15/32		103	130,044
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31		833	959,288

				89,329,136

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.,
Sr. Unsec’d. Notes
2.300%	09/15/31		275	217,865
3.650%	03/15/27(a)		1,735	1,650,812
3.800%	08/15/29		405	371,864
3.950%	03/15/29		1,112	1,035,523
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		5,683	5,121,372
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33		955	740,500
Equinix, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25		789	707,535
1.250%	07/15/25		2,273	2,065,962
1.450%	05/15/26(a)		643	572,064
2.500%	05/15/31		779	631,332
2.625%	11/18/24(a)		400	384,090
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32		1,745	1,401,130
4.000%	01/15/31		745	645,844
5.250%	06/01/25		17	16,700
5.375%	04/15/26		127	124,284
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		2,013	1,733,515
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	410	354,727
3.325%	03/24/25	EUR	624	618,996
3.500%	03/15/31		610	476,671
4.625%	08/01/29		80	70,629
5.000%	10/15/27		140	128,376
5.250%	08/01/26		18	16,977
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28		765	722,735
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		2,098	1,716,424
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		1,359	1,094,117
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		650	627,229

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,940	$1,834,407
5.125%	05/15/32		1,935	1,825,679
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)		1,500	1,409,430
4.500%	09/01/26		1,803	1,661,190
5.750%	02/01/27		351	334,701
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24		780	753,515
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27		685	633,325
3.100%	01/15/30		2,091	1,839,751

				33,539,271

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29(a)		585	495,456
3.875%	01/15/28		1,055	917,692
5.750%	04/15/25(a)		350	352,513
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.625%	04/15/25		1,375	1,358,978
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27		1,072	962,149
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23		69	68,866
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	482	449,741
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,165	1,094,362
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32		1,475	1,200,196
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27(a)		244	231,026
2.700%	04/15/30		361	327,693
2.750%	09/15/51		1,990	1,447,284
3.300%	04/15/40		414	351,372
3.350%	04/15/50		781	632,767
3.900%	12/06/28		73	73,027
3.900%	06/15/47		69	61,768
JSM Global Sarl (Brazil),
Gtd. Notes, 144A
4.750%	10/20/30		222	168,408
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.700%	09/15/28		731	623,150
2.800%	09/15/41		550	398,412

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
3.350%	04/01/27	395	$380,432
3.750%	04/01/32	265	245,927
4.500%	04/15/30	169	167,061
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	09/01/25	97	90,387
2.125%	03/01/30	345	295,563
3.375%	05/26/25	297	294,252
3.500%	03/01/27	129	126,300
3.500%	07/01/27	327	320,309
3.600%	07/01/30	1,032	982,730
3.625%	09/01/49	73	59,846
3.700%	01/30/26	379	378,781
4.200%	04/01/50	619	556,325
4.450%	03/01/47	149	138,638
4.600%	05/26/45	1,665	1,572,481
4.875%	12/09/45	836	820,121
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32	2,730	2,721,565
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28	398	348,944

			20,714,522

Semiconductors — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	465	448,265
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32	4,245	3,861,781
4.750%	04/15/29(a)	825	801,723
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,517	2,686,462
3.419%	04/15/33	9,835	8,130,305
3.469%	04/15/34	559	453,409
4.926%	05/15/37	2,820	2,532,910
Intel Corp.,
Sr. Unsec’d. Notes
1.600%	08/12/28	513	449,270
2.800%	08/12/41	980	745,707
3.050%	08/12/51	2,240	1,668,030
3.200%	08/12/61	176	128,394
3.700%	07/29/25(a)	366	367,812
3.734%	12/08/47	639	541,699
4.750%	03/25/50	361	355,297
Marvell Technology, Inc.,
Gtd. Notes
2.450%	04/15/28	2,050	1,788,504
2.950%	04/15/31	1,730	1,446,052
Microchip Technology, Inc.,
Gtd. Notes
4.250%	09/01/25	350	341,447
Sr. Sec’d. Notes
2.670%	09/01/23	1,267	1,245,754
4.333%	06/01/23	1,326	1,326,255

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30	263	$240,870
3.500%	04/01/40	1,182	1,032,817
3.500%	04/01/50(a)	2,979	2,531,636
3.700%	04/01/60	366	307,378
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	908	746,665
2.700%	05/01/25	491	467,395
3.875%	06/18/26	500	482,347
4.300%	06/18/29	1,710	1,641,189
4.400%	06/01/27	3,335	3,297,484
Qorvo, Inc.,
Gtd. Notes, 144A
1.750%	12/15/24	3,290	3,078,228
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	250	213,748

			43,358,833

Software — 0.7%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	3,425	3,253,572
3.500%	07/01/29	2,599	2,370,590
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	2,334	2,250,319
2.525%	06/01/50	71	52,271
2.675%	06/01/60	50	35,935
2.921%	03/17/52	2,316	1,828,462
3.041%	03/17/62	246	191,569
3.300%	02/06/27(a)	327	326,200
3.450%	08/08/36	31	29,273
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	1,030	922,558
2.875%	03/25/31	1,535	1,264,742
2.950%	04/01/30	140	119,504
3.600%	04/01/40	3,434	2,571,857
3.600%	04/01/50	499	348,260
3.650%	03/25/41	1,740	1,296,616
4.000%	07/15/46	170	126,135
4.000%	11/15/47	244	181,309
4.100%	03/25/61	9,020	6,462,757
4.125%	05/15/45	2,245	1,710,932
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.950%	07/15/31(a)	3,160	2,685,557
3.050%	07/15/61	632	464,421
3.250%	04/11/23	325	325,624
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27	270	258,667
3.700%	04/01/29(a)	440	412,405

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
3.800%	04/01/32(a)	350	$320,041

			29,809,576

Telecommunications — 1.7%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	10/15/29	420	321,745
8.125%	02/01/27	830	764,795
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	1,677	1,449,172
1.700%	03/25/26	3,121	2,854,363
2.250%	02/01/32	100	81,633
2.300%	06/01/27	910	831,109
2.550%	12/01/33	2,603	2,111,079
3.300%	02/01/52	203	148,937
3.500%	06/01/41	4,242	3,390,627
3.500%	09/15/53	4,803	3,642,436
3.550%	09/15/55	3,696	2,769,830
3.650%	06/01/51	353	275,917
3.650%	09/15/59	894	669,902
3.800%	12/01/57	1,692	1,312,252
4.350%	06/15/45	214	186,765
4.500%	03/09/48	354	314,896
5.350%	09/01/40	230	226,950
5.550%	08/15/41	221	225,982
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	447	387,482
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	535	498,248
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	180	156,107
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/44	96	89,060
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.550%	03/15/52	1,885	1,662,184
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	418	503,831
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	865	902,991
7.875%	09/15/23	2,331	2,407,569
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	275	235,174
5.213%	03/08/47	170	151,599
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	200	180,156
2.625%	02/15/29	1,246	1,047,748
2.875%	02/15/31(a)	453	376,048

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
3.375%	04/15/29	430	$376,337
3.500%	04/15/31(a)	730	632,010
Gtd. Notes, 144A
3.500%	04/15/31	590	506,748
Sr. Sec’d. Notes
1.500%	02/15/26	1,181	1,068,201
2.250%	11/15/31(a)	4,520	3,671,107
2.550%	02/15/31	293	246,486
3.000%	02/15/41	40	29,717
3.500%	04/15/25	3,275	3,206,548
3.750%	04/15/27	903	868,668
3.875%	04/15/30	9,300	8,682,765
Sr. Sec’d. Notes, 144A
2.700%	03/15/32(a)	4,310	3,629,175
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31	2,160	1,734,760
2.100%	03/22/28	1,697	1,507,269
2.355%	03/15/32	277	229,786
2.550%	03/21/31	2,235	1,911,398
2.625%	08/15/26(a)	355	335,548
2.650%	11/20/40	709	519,931
2.850%	09/03/41	1,648	1,235,415
2.875%	11/20/50	1,171	831,074
3.150%	03/22/30	3,213	2,920,932
3.400%	03/22/41	1,956	1,591,883
3.850%	11/01/42	269	228,017
3.875%	02/08/29	176	170,162
4.000%	03/22/50	811	700,186
4.016%	12/03/29(a)	398	386,130
4.125%	03/16/27	213	212,512
4.329%	09/21/28	459	456,826
4.400%	11/01/34	165	158,345
4.500%	08/10/33	2,664	2,596,960
4.862%	08/21/46	677	667,155
5.250%	03/16/37	1,261	1,303,044
5.500%	03/16/47	97	104,439
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31(a)	630	517,411
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28(a)	463	460,371

			73,873,903

Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/22	200	34,964

Transportation — 0.2%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	310	280,677
2.450%	12/02/31(a)	1,495	1,282,607
CSX Corp.,
Sr. Unsec’d. Notes
4.300%	03/01/48	655	600,014

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
4.650%	03/01/68	233	$212,591
4.750%	11/15/48	231	225,769
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	265	227,613
Sr. Unsec’d. Notes, EMTN
3.730%	03/29/24	200	198,679
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	292	287,227
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/49	428	337,997
4.050%	08/15/52	166	144,566
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes
4.250%	05/05/25	200	196,949
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27	124	114,997
2.400%	02/05/30	108	95,371
2.891%	04/06/36	121	100,164
2.973%	09/16/62	1,519	1,049,819
3.550%	05/20/61	256	201,964
3.750%	07/15/25	251	251,153
3.750%	02/05/70	936	744,844
3.839%	03/20/60	966	807,402
3.950%	08/15/59	1,119	954,538

			8,314,941

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27	5,295	5,185,790

Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.150%	06/01/49	885	780,620
4.450%	06/01/32(a)	2,435	2,420,395

			3,201,015

TOTAL CORPORATE BONDS (cost $1,808,972,496)			1,625,587,066

MUNICIPAL BONDS — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135	134,265

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515	544,981

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015	1,297,263

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950	$1,320,589
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	310	362,365
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,015	1,131,681
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	405	451,153
State of California,
General Obligation Unlimited, Taxable
4.600%	04/01/38	1,665	1,684,741
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	970	1,245,051
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119	110,255

			7,603,098

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	1,470	1,483,224
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,235	1,240,361

			2,723,585

Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	455	526,121

Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	100,710

New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	473,149
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	581,577
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	443,646

			1,498,372

New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	639,177
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	280	305,482

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (cont’d.)
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	$109,735
New York Transportation Development Corp.,
Taxable, Revenue Bonds
4.248%	09/01/35	3,420	3,383,658
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	400	389,422
Taxable, Revenue Bonds
4.960%	08/01/46	515	544,148
5.647%	11/01/40	185	208,816

			5,580,438

North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.984%(c)	07/25/36	1,113	1,103,656

Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	854,826

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	118,758
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	301,714

			420,472

Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	348,066
Taxable, Revenue Bonds
4.427%	02/01/42	265	267,578
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.507%	11/01/51	1,910	1,890,288
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	456,485

			2,962,417

Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	2,915	1,950,492
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	235	201,349

			2,151,841

TOTAL MUNICIPAL BONDS (cost $28,238,414)			26,204,782

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.3%
Ajax Mortgage Loan Trust,
Series 2018-A, Class B, 144A
0.000%	04/25/58	13	$12,348
Series 2018-D, Class B, 144A
0.000%(cc)	08/25/58	4	2,948
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	118,489
Banc of America Funding Corp.,
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
1.754%(c)	02/27/37	61	60,914
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
3.562%(c)	09/26/45	26	25,822
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900% (Cap 11.500%, Floor 0.900%)
2.524%(c)	11/25/34	2,721	2,678,952
Bellemeade Re Ltd. (Bermuda),
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.074%(c)	04/25/29	120	119,638
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
3.224%(c)	07/25/29	229	227,874
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.624%(c)	10/25/29	288	287,771
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
5.624%(c)	08/26/30	170	170,020
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.474%(c)	10/25/30	385	384,790
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
5.324%(c)	10/25/30	395	396,023
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
5.224%(c)	06/25/30	259	257,436
BRAVO Residential Funding Trust,
Series 2022-NQM02, Class A1, 144A
4.272%(cc)	11/25/61	1,187	1,169,686
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.783%(c)	09/12/26^	1,138	1,131,814
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.402%(c)	08/29/22	4,633	4,597,041
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
2.920%(cc)	09/25/47	158	144,525
COLT Mortgage Loan Trust,
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	4,662	4,036,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-04, Class A1, 144A
4.301%(cc)	03/25/67	773	$763,368
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
3.774%(c)	09/25/31	119	119,012
Credit Suisse Mortgage Trust,
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	3,380	3,127,745
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	198	190,785
Series 2020-RPL4, Class A1, 144A
2.000%(cc)	01/25/60	1,405	1,314,195
Series 2021-2R, Class 1A1, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.870%(c)	07/25/47	1,729	1,733,861
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
6.172%(cc)	04/15/36	19,532	2,880,150
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.424%(c)	04/25/29	225	223,011
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
3.076%(c)	10/25/33	380	378,757
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
3.626%(c)	10/25/33	583	581,717
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
2.476%(c)	04/25/34	4,340	4,300,611
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
4.024%(c)	05/25/30	207	207,695
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
3.874%(c)	07/25/30	1,615	1,614,531
Fannie Mae Interest Strips,
Series 409, Class C01, IO
3.000%	11/25/26	501	20,646
Series 409, Class C02, IO
3.000%	04/25/27	606	28,850
Series 409, Class C13, IO
3.500%	11/25/41	371	57,356
Series 409, Class C22, IO
4.500%	11/25/39	337	59,820
Fannie Mae REMICS,
Series 2004-038, Class FK, 1 Month LIBOR + 0.350% (Cap 8.000%, Floor 0.350%)
1.974%(c)	05/25/34	107	106,602
Series 2010-027, Class AS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
4.856%(c)	04/25/40	289	38,654

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2011-099, Class KS, IO, 1 Month LIBOR x (1) + 6.700% (Cap 6.700%, Floor 0.000%)
5.076%(c)	10/25/26	328	$11,142
Series 2011-98, Class ZL
3.500%	10/25/41	2,167	2,147,312
Series 2012-028, Class B
6.500%	06/25/39	31	31,999
Series 2012-046, Class BA
6.000%	05/25/42	247	266,794
Series 2012-051, Class B
7.000%	05/25/42	102	114,857
Series 2012-074, Class OA, PO
0.300%(s)	03/25/42	48	43,036
Series 2012-074, Class SA, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
5.026%(c)	03/25/42	312	28,434
Series 2012-075, Class AO, PO
0.300%(s)	03/25/42	72	64,366
Series 2012-075, Class NS, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
4.976%(c)	07/25/42	28	4,047
Series 2012-133, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
4.526%(c)	12/25/42	164	23,719
Series 2012-134, Class MS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
4.526%(c)	12/25/42	171	22,617
Series 2013-009, Class BC
6.500%	07/25/42	336	366,010
Series 2013-009, Class CB
5.500%	04/25/42	875	926,286
Series 2013-015, Class ZV
3.000%	03/25/43	1,558	1,469,211
Series 2013-026, Class HI, IO
3.000%	04/25/32	228	5,890
Series 2013-036, Class Z
3.000%	04/25/43	1,753	1,673,159
Series 2013-045, Class LZ
3.000%	05/25/43	1,852	1,756,126
Series 2013-126, Class CS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
4.526%(c)	09/25/41	816	69,134
Series 2014-70, Class VZ
3.000%	11/25/44	1,906	1,792,624
Series 2014-95, Class ZC
3.000%	01/25/45	1,689	1,567,760
Series 2015-055, Class IO, IO
0.947%(cc)	08/25/55	788	26,394
Series 2015-056, Class AS, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
4.526%(c)	08/25/45	233	34,798
Series 2015-065, Class CZ
3.500%	09/25/45	254	240,783
Series 2016-43, Class GZ
3.000%	07/25/46	1,600	1,464,283
Series 2017-22, Class BZ
3.500%	04/25/47	2,183	2,094,777

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-047, Class GZ
2.000%	07/25/50	746	$517,576
Series 2020-56, Class AQ
2.000%	08/25/50	800	670,704
Series 2020-96, Class IN, IO
3.000%	01/25/51	1,207	204,002
Series 2021-03, Class JI, IO
2.500%	02/25/51	1,671	225,099
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.926%(c)	11/25/50	435	409,664
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
3.924%(c)	01/25/50	2,143	1,915,251
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
6.724%(c)	06/25/50	106	107,595
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
7.624%(c)	08/25/50	848	883,084
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
5.374%(c)	08/25/50	345	345,109
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
5.726%(c)	10/25/50	364	367,974
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
3.726%(c)	10/25/50	134	134,675
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
5.224%(c)	07/25/50	78	77,686
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
6.874%(c)	09/25/50	173	172,576
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
4.774%(c)	09/25/50	11	11,269
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
2.726%(c)	01/25/51	1,954	1,867,476
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
4.426%(c)	10/25/33	577	497,013
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
3.826%(c)	04/25/42	1,650	1,551,045
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	461	495,885
Freddie Mac REMICS,
Series 2957, Class ZA
5.000%	03/15/35	948	989,528

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 3242, Class SC, IO, 1 Month LIBOR x (1) + 6.290% (Cap 6.290%, Floor 0.000%)
4.966%(c)	11/15/36	201	$23,328
Series 3368, Class AI, IO, 1 Month LIBOR x (1) + 6.030% (Cap 6.030%, Floor 0.000%)
4.706%(c)	09/15/37	327	36,512
Series 3621, Class SB, IO, 1 Month LIBOR x (1) + 6.230% (Cap 6.230%, Floor 0.000%)
4.906%(c)	01/15/40	90	11,017
Series 3639, Class EY
5.000%	02/15/30	325	333,922
Series 3768, Class MB
4.000%	12/15/39	158	159,138
Series 3947, Class SG, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
4.626%(c)	10/15/41	665	79,819
Series 3967, Class ZP
4.000%	09/15/41	1,222	1,236,392
Series 4054, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
4.726%(c)	08/15/39	299	31,596
Series 4119, Class IN, IO
3.500%	10/15/32	342	35,333
Series 4146, Class DI, IO
3.000%	12/15/31	1,059	61,669
Series 4194, Class BI, IO
3.500%	04/15/43	328	51,645
Series 4210, Class Z
3.000%	05/15/43	481	422,569
Series 4239, Class IO, IO
3.500%	06/15/27	913	45,811
Series 4357, Class MZ
3.000%	10/15/42	1,712	1,599,451
Series 4358, Class Z
3.000%	06/15/44	3,002	2,804,581
Series 4415, Class IO, IO
0.999%(cc)	04/15/41	546	21,825
Series 4493, Class ZG
3.000%	07/15/45	892	826,539
Series 4504, Class DZ
3.500%	08/15/45	2,797	2,693,469
Series 4518, Class CZ
3.500%	10/15/45	410	397,782
Series 4640, Class CZ
3.500%	12/15/46	1,742	1,696,504
Series 4646, Class HV
3.500%	11/15/36	133	132,812
Series 4813, Class CJ
3.000%	08/15/48	241	229,585
Series 5010, Class IK, IO
2.500%	09/25/50	614	86,946
Series 5018, Class MI, IO
2.000%	10/25/50	1,214	170,188
Series 5023, Class IO, IO
2.000%	10/25/50	964	114,283
Series 5040, Class IB, IO
2.500%	11/25/50	426	62,689

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 5071, Class IH, IO
2.500%	02/25/51	732	$97,551
Series 5085, Class NI, IO
2.000%	03/25/51	3,122	411,058
Series 5224, Class HL
4.000%	04/25/52	200	195,231
Series 5230, Class PE
2.000%	12/25/51	100	83,240
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	268	13,970
Series 365, Class C28, IO
3.000%	12/15/46	946	140,785
Government National Mortgage Assoc.,
Series 2010-042, Class BS, IO, 1 Month LIBOR x (1) + 6.480% (Cap 6.480%, Floor 0.000%)
4.885%(c)	04/20/40	66	8,716
Series 2010-085, Class HS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
5.055%(c)	01/20/40	32	793
Series 2010-H26, Class LF, 1 Month LIBOR + 0.350% (Cap 13.898%, Floor 0.350%)
1.153%(c)	08/20/58	185	183,008
Series 2012-034, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
4.455%(c)	03/20/42	633	87,997
Series 2012-043, Class SN, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
5.091%(c)	04/16/42	313	48,615
Series 2012-098, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
4.591%(c)	08/16/42	261	35,293
Series 2012-124, Class AS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
4.691%(c)	10/16/42	425	54,498
Series 2013-069, Class AI, IO
3.500%	05/20/43	326	51,176
Series 2014-005, Class SP, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
4.641%(c)	06/16/43	273	14,857
Series 2014-12, Class ZB
3.000%	01/16/44	2,132	2,044,430
Series 2018-037, Class QA
2.750%	03/20/48	254	243,769
Series 2018-H06, Class PF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
1.103%(c)	02/20/68	336	332,728
Series 2018-H08, Class KF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
1.103%(c)	05/20/68	276	272,659
Series 2020-047, Class NI, IO
3.500%	04/20/50	431	72,060
Series 2020-123, Class IL, IO
2.500%	08/20/50	492	67,928
Series 2020-127, Class IN, IO
2.500%	08/20/50	672	94,260

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-129, Class IE, IO
2.500%	09/20/50	594	$84,128
Series 2020-160, Class IH, IO
2.500%	10/20/50	487	68,868
Series 2020-160, Class VI, IO
2.500%	10/20/50	588	84,861
Series 2020-175, Class GI, IO
2.000%	11/20/50	509	59,480
Series 2021-057, Class BI, IO
3.000%	03/20/51	2,279	338,348
Series 2021-096, Class VI, IO
2.500%	06/20/51	1,525	229,361
Series 2021-115, Class MI, IO
2.500%	05/20/51	1,293	147,858
Series 2021-176, Class IN, IO
2.500%	10/20/51	1,729	232,046
Series 2021-H03, Class IO, IO
3.686%(cc)	04/20/70	5,810	140,719
Series 2022-63, Class LM
3.500%	10/20/50	100	94,115
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ04, Class A2, 144A
3.000%(cc)	01/25/51	300	259,302
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	406	405,223
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.764%(c)	10/26/36	311	305,751
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.274%(c)	05/25/29	114	113,921
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
4.874%(c)	10/25/30	31	31,251
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
5.774%(c)	10/25/30	600	601,599
Imperial Fund Mortgage Trust,
Series 2022-NQM02, Class A1, 144A
3.638%	03/25/67	5,108	4,865,485
JPMorgan Mortgage Trust,
Series 2018-05, Class A1, 144A
3.500%(cc)	10/25/48	1,251	1,178,131
Series 2020-07, Class A3, 144A
3.000%(cc)	01/25/51	232	206,288
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	292	291,538
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59	2,607	2,603,508
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	2,383	2,346,275
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	442	430,992

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	4,425	$4,093,782
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	163	155,055
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	2,303	2,101,371
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	170	167,644
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	2,423	2,363,237
Series 2019-06A, Class B1, 144A
4.000%(cc)	09/25/59	1,990	1,910,890
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	1,990	1,909,929
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	774	743,368
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 1.070% (Cap 11.000%, Floor 1.070%)
2.694%(c)	02/25/35	1,002	997,844
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
3.174%(c)	07/25/28	94	93,714
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.024%(c)	07/25/29	23	23,080
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
5.224%(c)	10/25/30	179	178,767
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
2.274%(c)	06/25/57	135	131,866
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	208	199,488
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.402%(c)	05/27/23	2,554	2,492,928
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
5.467%(c)	12/25/22	1,276	1,265,188
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
4.524%(c)	02/27/24	3,374	3,289,421
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.474%(c)	02/25/23	308	306,094
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.274%(c)	08/25/25	378	373,004

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
PRPM LLC,
Series 2020-04, Class A1, 144A
2.951%(cc)	10/25/25		787	$760,981
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.024%(c)	03/25/28		19	19,233
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
4.324%(c)	03/25/28		260	257,919
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
1.555%(c)	07/30/75	EUR	919	958,696
SACO I Trust,
Series 2007-VA01, Class A, 144A
4.790%(cc)	06/25/21		40	33,823
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56		4,485	4,228,560
Series 2021-01, Class M, 144A
4.250%	09/25/60		1,433	1,293,328
Sequoia Mortgage Trust,
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47		36	35,571
Series 2018-CH01, Class A1, 144A
4.000%(cc)	03/25/48		124	120,623
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48		101	100,245
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		225	213,446
Towd Point Mortgage Trust,
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55		1,145	1,136,435
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55		1,080	1,025,725
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		4,999	4,884,771
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		1,119	1,093,429
Series 2019-01, Class A1, 144A
3.656%(cc)	03/25/58		5,096	4,971,816
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59		3,631	2,921,226
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.624%(c)	10/25/59		216	212,365
Verus Securitization Trust,
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66		5,098	4,434,698
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66		3,139	2,820,218

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-RR01, Class A1, 144A
3.000%(cc)	05/25/50		129	$115,539

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $156,755,382)				148,733,493

SOVEREIGN BONDS — 2.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		770	769,989
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		942	223,612
1.000%	07/09/29		151	35,052
1.125%(cc)	07/09/35		1,363	301,061
2.500%(cc)	07/09/41		638	173,348
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29		441	321,762
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30(a)		3,520	2,945,554
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		427	357,316
3.717%	01/25/27		865	839,969
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		579	568,101
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.750%	01/14/50(a)		2,245	1,524,226
5.000%	01/27/45		1,563	1,119,357
5.625%	02/21/47(a)		1,509	1,168,524
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	186	119,793
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.100%	05/07/41		4,140	3,159,595
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	7,000	1,066,534
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32(a)		650	471,227
4.125%	02/22/42		662	415,718
5.625%	02/26/44		551	395,582
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		328	314,602
6.000%	07/19/28		396	368,277
Finance Department Government of Sharjah (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.625%	03/10/33		3,205	2,740,862

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		2,420	$2,413,473
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	398	368,307
1.450%	09/18/26	EUR	286	275,518
3.375%	07/30/25	EUR	353	371,776
3.550%	03/31/32		395	358,268
4.350%	01/11/48		1,583	1,379,247
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		245	233,664
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,052	1,080,395
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	216,922,000	13,896,340
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		410	381,113
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	336,620	14,949,104
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	31,950	1,436,877
7.750%	11/13/42	MXN	160,634	6,993,053
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31		2,570	2,112,628
3.500%	02/12/34		340	280,945
4.280%	08/14/41		2,725	2,153,963
4.400%	02/12/52		845	633,062
4.500%	04/22/29		200	194,249
4.500%	01/31/50(a)		2,234	1,734,159
4.600%	02/10/48		1,106	875,216
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		520	434,756
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		8,352	6,918,466
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		264	186,355
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27(a)		230	174,409
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		4,190	2,977,241
4.500%	04/16/50		3,860	3,153,546
4.500%	04/01/56		3,111	2,482,954
6.700%	01/26/36(a)		328	354,312
Sr. Unsub. Notes
2.252%	09/29/32(a)		1,206	942,977
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
3.849%	06/28/33		640	522,329
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.862%	12/01/32		70	53,319

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
2.392%	01/23/26		643	$597,735
2.783%	01/23/31		499	424,559
4.125%	08/25/27		416	407,804
5.625%	11/18/50(a)		405	420,399
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	02/02/42		6,395	5,286,437
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		330	367,054
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50		1,155	1,100,421
4.817%	03/14/49		958	963,936
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,218	1,651,521
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,507	3,680,831
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		220	183,867
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34(a)		912	569,874
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		1,146	1,146,260
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		4,590	3,532,946
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	172,414
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	295	273,403
3.875%	10/29/35	EUR	167	129,533
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	160	124,104
4.125%	03/11/39	EUR	512	389,081
4.375%	08/22/23		312	311,395
Unsec’d. Notes, 144A
3.000%	02/27/27		2,906	2,567,382
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27(d)	RUB	223,044	344,704
Bonds, Series 6212
7.050%	01/19/28(d)	RUB	288,891	446,468
Bonds, Series 6215
7.000%	08/16/23(d)	RUB	226,614	350,222
Bonds, Series 6219
7.750%	09/16/26(d)	RUB	38,784	59,939
Bonds, Series 6224
0.000%	05/23/29(d)	RUB	742,200	1,147,036
Bonds, Series 6225
7.250%	05/10/34(d)	RUB	21,276	32,881
Bonds, Series 6228
7.650%	04/10/30(d)	RUB	356,418	550,828
Bonds, Series 6230
7.700%	03/16/39(d)	RUB	511,730	790,855

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.500%	10/26/46		5,030	$4,587,381
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	264	200,120
3.125%	05/15/27	EUR	286	263,043
State of Israel (Israel),
Sr. Unsec’d. Notes
3.375%	01/15/50		240	194,304
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)		534	525,885
5.100%	06/18/50(a)		483	483,257

TOTAL SOVEREIGN BONDS (cost $179,185,642)				123,999,961

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.5%

Federal Home Loan Mortgage Corp.
1.500%	10/01/41		532	455,281
1.500%	11/01/41		154	131,488
2.000%	08/01/40		2,370	2,118,775
2.000%	12/01/40		357	318,946
2.000%	05/01/41		2,094	1,872,280
2.000%	09/01/41		1,492	1,333,387
2.000%	12/01/41		481	430,153
2.000%	12/01/41		2,401	2,146,019
2.000%	01/01/42		197	175,765
2.000%	02/01/42		878	784,942
2.000%	10/01/50		1,025	894,083
2.000%	11/01/50		1,135	992,379
2.000%	12/01/50		974	848,499
2.000%	12/01/50		1,357	1,182,725
2.000%	12/01/50		3,811	3,322,010
2.000%	01/01/51		1,854	1,616,294
2.000%	01/01/51		3,843	3,350,090
2.000%	02/01/51		118	103,332
2.000%	02/01/51		139	122,169
2.000%	02/01/51		258	224,741
2.000%	02/01/51		769	670,590
2.000%	03/01/51		47	40,744
2.000%	03/01/51		63	55,158
2.000%	03/01/51		145	127,330
2.000%	03/01/51		281	245,994
2.000%	03/01/51		306	268,018
2.000%	03/01/51		309	269,341
2.000%	03/01/51		333	290,512
2.000%	03/01/51		355	310,099
2.000%	03/01/51		402	350,849
2.000%	03/01/51		441	384,055
2.000%	03/01/51		1,273	1,109,859
2.000%	03/01/51		1,849	1,611,632
2.000%	03/01/51		4,423	3,855,850
2.000%	04/01/51		153	133,921
2.000%	04/01/51		276	241,863
2.000%	04/01/51		354	310,341
2.000%	04/01/51		411	358,553
2.000%	04/01/51		473	412,078

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	04/01/51	834	$727,411
2.000%	04/01/51	1,505	1,312,341
2.000%	04/01/51	1,535	1,338,597
2.000%	04/01/51	2,613	2,277,930
2.000%	08/01/51	678	590,641
2.000%	09/01/51	186	162,045
2.000%	09/01/51	192	167,958
2.000%	10/01/51	2,164	1,886,375
2.000%	11/01/51	393	342,220
2.000%	11/01/51	476	416,128
2.000%	11/01/51	690	600,385
2.000%	12/01/51	3,613	3,149,886
2.000%	02/01/52	97	85,013
2.000%	03/01/52	1,572	1,370,368
2.000%	03/01/52	7,947	6,905,610
2.000%	04/01/52	3,235	2,820,198
2.000%	04/01/52	53,963	46,892,077
2.500%	11/01/27	908	894,817
2.500%	02/01/30	100	97,264
2.500%	04/01/30	101	98,876
2.500%	05/01/30	179	176,026
2.500%	07/01/30	13	12,795
2.500%	07/01/30	15	14,442
2.500%	07/01/30	50	49,402
2.500%	07/01/30	53	51,806
2.500%	08/01/30	163	159,921
2.500%	08/01/30	188	184,910
2.500%	09/01/30	147	143,944
2.500%	09/01/30	445	437,299
2.500%	04/01/31	375	368,145
2.500%	04/01/41	192	176,442
2.500%	04/01/42	99	90,989
2.500%	06/01/50	1,227	1,107,288
2.500%	07/01/50	4,614	4,162,784
2.500%	09/01/50	8,061	7,265,574
2.500%	11/01/50	78	70,576
2.500%	11/01/50	185	168,560
2.500%	11/01/50	283	257,619
2.500%	12/01/50	1,940	1,756,905
2.500%	01/01/51	73	65,998
2.500%	01/01/51	73	66,481
2.500%	01/01/51	171	154,774
2.500%	02/01/51	421	383,282
2.500%	02/01/51	461	418,265
2.500%	03/01/51	326	297,374
2.500%	03/01/51	858	773,290
2.500%	04/01/51	14,681	13,227,783
2.500%	05/01/51	179	163,322
2.500%	05/01/51	540	486,912
2.500%	05/01/51	737	666,909
2.500%	05/01/51	851	771,102
2.500%	07/01/51	98	86,716
2.500%	07/01/51	183	165,725
2.500%	07/01/51	377	342,119
2.500%	07/01/51	1,386	1,254,406
2.500%	08/01/51	92	83,507
2.500%	08/01/51	282	255,707
2.500%	08/01/51	372	337,053

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	08/01/51	373	$338,250
2.500%	08/01/51	650	586,225
2.500%	08/01/51	1,315	1,193,638
2.500%	09/01/51	546	495,849
2.500%	09/01/51	953	857,936
2.500%	10/01/51	1,131	1,018,953
2.500%	11/01/51	4,516	4,099,875
2.500%	12/01/51	1,003	903,046
2.500%	01/01/52	98	88,983
2.500%	01/01/52	391	354,397
2.500%	01/01/52	482	438,264
2.500%	02/01/52	99	89,623
2.500%	02/01/52	688	623,646
2.500%	03/01/52	198	178,408
2.500%	04/01/52	830	748,697
3.000%	01/01/30	65	64,622
3.000%	01/01/30	81	81,133
3.000%	02/01/30	399	398,388
3.000%	06/01/30	264	263,345
3.000%	07/01/30	37	36,854
3.000%	07/01/30	219	217,817
3.000%	08/01/30	39	38,496
3.000%	08/01/30	59	58,644
3.000%	09/01/32	33	32,816
3.000%	10/01/32	6	5,563
3.000%	10/01/32	20	20,169
3.000%	11/01/32	8	7,861
3.000%	12/01/32	6	5,929
3.000%	09/01/37	46	43,877
3.000%	04/01/38	39	37,884
3.000%	06/01/38	738	724,288
3.000%	05/01/42	99	93,672
3.000%	09/01/46	867	821,795
3.000%	12/01/46	25	23,726
3.000%	12/01/46	78	73,943
3.000%	12/01/46	122	115,806
3.000%	12/01/46	229	216,494
3.000%	01/01/47	595	564,371
3.000%	01/01/47	888	840,746
3.000%	02/01/47	1,746	1,655,459
3.000%	09/01/48	50	47,286
3.000%	09/01/49	1,481	1,406,799
3.000%	11/01/49	318	299,560
3.000%	03/01/50	80	75,038
3.000%	05/01/50	135	127,938
3.000%	07/01/50	834	778,558
3.000%	07/01/50	2,062	1,930,446
3.000%	08/01/50	494	463,581
3.000%	08/01/50	1,473	1,384,933
3.000%	08/01/50	1,912	1,808,451
3.000%	02/01/51	92	86,430
3.000%	09/01/51	2,094	1,961,006
3.000%	10/01/51	387	363,688
3.000%	10/01/51	2,710	2,541,960
3.000%	01/01/52	194	180,651
3.000%	01/01/52	1,038	975,479
3.000%	03/01/52	1,000	932,370
3.000%	04/01/52	299	278,925

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	04/01/52	1,000	$933,142
3.000%	05/01/52	1,500	1,398,785
3.000%	05/01/52	1,527	1,424,530
3.000%	06/01/52	400	373,294
3.000%	07/01/52	2,000	1,864,736
3.500%	02/01/31	55	55,440
3.500%	04/01/31	23	23,035
3.500%	04/01/31	369	372,034
3.500%	04/01/32	935	941,907
3.500%	01/01/34	323	322,940
3.500%	05/01/35	1,198	1,198,466
3.500%	01/01/38	101	100,216
3.500%	04/01/42	107	105,687
3.500%	05/01/42	13	13,025
3.500%	08/01/42	56	55,378
3.500%	08/01/42	104	102,685
3.500%	09/01/42	80	78,826
3.500%	10/01/42	21	20,744
3.500%	11/01/42	20	19,452
3.500%	02/01/43	1,079	1,061,750
3.500%	06/01/43	81	79,053
3.500%	06/01/44	74	72,761
3.500%	01/01/45	7,650	7,559,010
3.500%	09/01/45	44	43,738
3.500%	11/01/45	180	176,981
3.500%	03/01/46	1,168	1,147,945
3.500%	06/01/46	27	26,633
3.500%	09/01/46	93	90,357
3.500%	03/01/47	351	345,075
3.500%	10/01/47	303	300,119
3.500%	11/01/47	187	183,177
3.500%	12/01/47	397	391,753
3.500%	01/01/48	68	66,720
3.500%	01/01/48	86	84,639
3.500%	01/01/48	485	474,649
3.500%	03/01/48	395	386,464
3.500%	05/01/52	100	96,446
3.500%	05/01/52	999	963,265
3.500%	06/01/52	3,980	3,832,700
3.500%	07/01/52	3,500	3,370,096
4.000%	02/01/34	286	291,578
4.000%	02/01/34	348	355,276
4.000%	03/01/34	312	318,285
4.000%	11/01/36	7	7,539
4.000%	06/01/37	92	93,492
4.000%	08/01/40	52	52,151
4.000%	09/01/40	109	110,699
4.000%	09/01/40	292	295,781
4.000%	09/01/40	410	415,554
4.000%	11/01/40	299	302,232
4.000%	12/01/40	232	234,482
4.000%	04/01/41	4	3,582
4.000%	03/01/42	348	350,955
4.000%	10/01/42	672	674,629
4.000%	12/01/42	82	82,122
4.000%	04/01/43	352	354,081
4.000%	05/01/43	54	54,772
4.000%	06/01/43	33	33,098

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	06/01/43	35	$35,724
4.000%	06/01/43	36	36,414
4.000%	06/01/43	41	41,395
4.000%	07/01/43	163	164,217
4.000%	07/01/43	180	181,578
4.000%	08/01/43	165	166,678
4.000%	03/01/44	284	286,448
4.000%	04/01/44	106	106,856
4.000%	07/01/44	46	46,567
4.000%	07/01/44	84	84,352
4.000%	01/01/45	139	140,226
4.000%	01/01/45	3,236	3,272,557
4.000%	02/01/45	14	14,413
4.000%	02/01/45	33	33,365
4.000%	09/01/45	227	229,754
4.000%	09/01/45	3,184	3,220,171
4.000%	12/01/45	57	56,681
4.000%	12/01/45	67	67,496
4.000%	07/01/47	625	629,447
4.000%	04/01/48	1,403	1,416,608
4.000%	06/01/48	266	268,332
4.000%	07/01/48	449	449,225
4.000%	11/01/48	69	69,513
4.000%	05/01/49	63	63,487
4.000%	07/01/49	1,800	1,804,739
4.000%	06/01/50	1,614	1,607,965
4.000%	06/01/52	200	197,715
4.500%	09/01/23	16	15,964
4.500%	08/01/24	12	11,995
4.500%	08/01/39	118	121,622
4.500%	12/01/39	46	47,456
4.500%	07/01/40	16	16,927
4.500%	12/01/40	136	140,728
4.500%	05/01/41	100	103,549
4.500%	05/01/41	112	116,081
4.500%	07/01/41	240	248,240
4.500%	03/01/42	231	238,445
4.500%	05/01/42	196	202,448
4.500%	11/01/43	136	140,272
4.500%	12/01/43	256	264,216
4.500%	12/01/43	527	539,645
4.500%	03/01/44	373	382,375
4.500%	04/01/44	23	23,580
4.500%	04/01/44	26	27,034
4.500%	04/01/44	51	51,196
4.500%	04/01/44	103	104,322
4.500%	04/01/44	133	136,897
4.500%	04/01/44	188	192,374
4.500%	04/01/44	320	330,580
4.500%	04/01/44	376	387,400
4.500%	04/01/44	1,100	1,131,797
4.500%	06/01/44	173	178,699
4.500%	04/01/47	596	612,895
4.500%	05/01/47	208	212,881
4.500%	07/01/47	239	244,249
4.500%	07/01/47	812	830,366
4.500%	08/01/47	93	94,162
4.500%	10/01/47	219	221,161

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	12/01/47	130		$132,270
4.500%	02/01/48	80		82,703
4.500%	06/01/48	79		79,832
4.500%	07/01/48	721		738,393
4.500%	08/01/48	593		605,664
4.500%	08/01/48	968		988,165
4.500%	08/01/48	1,066		1,088,913
4.500%	09/01/48	28		27,906
4.500%	09/01/48	623		629,832
4.500%	03/01/49	1,864		1,913,323
4.500%	04/01/49	330		337,602
4.500%	09/01/50	900		910,451
5.000%	07/01/25	24		24,832
5.000%	06/01/26	49		49,893
5.000%	05/01/36	15		15,675
5.000%	03/01/38	107		112,664
5.000%	06/01/41	46		47,876
5.000%	11/01/41	686		722,159
5.000%	09/01/48	187		193,328
5.000%	10/01/48	97		100,574
5.000%	12/01/48	959		989,319
5.000%	10/01/49	6,000		6,199,466
5.000%	03/01/50	3,675		3,781,887
5.000%	07/01/50	198		203,220
5.500%	02/01/35	27		28,890
5.500%	10/01/36	9		9,816
5.500%	12/01/36	4		3,777
5.500%	12/01/36	6		5,940
5.500%	12/01/36	12		12,645
5.500%	03/01/37	4		3,828
5.500%	04/01/37	5		5,837
5.500%	01/01/38	1		795
5.500%	01/01/38	5		5,114
5.500%	02/01/38	1		843
5.500%	02/01/38	678		729,093
5.500%	04/01/38	416		446,776
5.500%	07/01/38	162		174,068
5.500%	08/01/38	102		109,454
5.500%	08/01/38	160		171,098
5.500%	12/01/38	81		87,182
5.500%	12/01/38	188		202,073
5.500%	01/01/39	197		211,903
6.000%	01/01/27	64		67,730
6.000%	12/01/28	1		881
6.000%	01/01/32	—(r	)	524
6.000%	11/01/32	1		1,393
6.000%	03/01/33	3		3,790
6.000%	11/01/33	2		2,186
6.000%	02/01/34	91		99,710
6.000%	12/01/34	2		2,141
6.000%	01/01/36	16		17,785
6.000%	03/01/36	1		868
6.000%	04/01/36	13		14,717
6.000%	08/01/36	8		8,678
6.000%	11/01/36	7		7,411
6.000%	12/01/36	371		407,279
6.000%	04/01/37	—(r	)	530
6.000%	05/01/37	5		5,954

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	07/01/37	1		$896
6.000%	08/01/37	15		16,721
6.000%	09/01/37	1		889
6.000%	09/01/37	3		3,360
6.000%	10/01/37	—(r	)	470
6.000%	10/01/37	3		3,268
6.000%	10/01/37	6		6,779
6.000%	10/01/37	14		15,368
6.000%	11/01/37	102		111,359
6.000%	11/01/37	900		987,691
6.000%	12/01/37	1		1,437
6.000%	01/01/38	3		2,912
6.000%	01/01/38	5		4,896
6.000%	01/01/38	8		8,225
6.000%	01/01/38	8		8,554
6.000%	01/01/38	10		10,444
6.000%	01/01/38	15		16,984
6.000%	04/01/38	2		2,539
6.000%	04/01/38	19		20,899
6.000%	06/01/38	1		598
6.000%	07/01/38	23		25,066
6.000%	08/01/38	2		2,520
6.000%	08/01/38	3		3,560
6.000%	08/01/38	137		149,978
6.000%	09/01/38	1		590
6.000%	09/01/38	6		6,755
6.000%	10/01/38	6		6,844
6.000%	11/01/38	2		1,983
6.000%	01/01/39	321		352,368
6.000%	10/01/39	7		7,266
6.000%	03/01/40	8		8,731
6.000%	04/01/40	207		219,168
6.000%	05/01/40	1		918
6.500%	09/01/39	69		73,129
6.500%	09/01/39	199		213,402
6.750%	03/15/31	830		1,039,527
7.000%	03/01/39	65		71,573
Federal Home Loan Mortgage Corp., MTN
3.163%(s)	12/14/29	496		387,833
Federal National Mortgage Assoc.
1.500%	TBA	7,367		6,698,790
1.500%	TBA	13,350		11,078,414
1.500%	12/01/35	45		40,847
1.500%	02/01/42	493		422,210
1.500%	01/01/51	4,454		3,710,702
1.500%	02/01/51	5,326		4,426,742
2.000%	TBA	3,175		2,754,809
2.000%	TBA	4,125		3,850,107
2.000%	TBA	22,175		19,219,488
2.000%	10/01/31	57		54,159
2.000%	11/01/31	18		16,751
2.000%	11/01/31	96		91,547
2.000%	11/01/31	225		214,967
2.000%	11/01/31	266		254,054
2.000%	12/01/31	79		75,525
2.000%	03/01/32	409		391,357
2.000%	12/01/40	427		382,036
2.000%	12/01/40	5,130		4,586,921

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	01/01/41	3,396	$3,036,689
2.000%	05/01/41	458	409,306
2.000%	06/01/41	542	484,196
2.000%	07/01/41	1,050	939,070
2.000%	08/01/41	1,136	1,015,267
2.000%	09/01/41	196	175,622
2.000%	10/01/41	1,128	1,008,791
2.000%	02/01/42	295	263,001
2.000%	05/01/42	395	352,044
2.000%	08/01/50	173	151,079
2.000%	09/01/50	168	147,169
2.000%	09/01/50	250	218,017
2.000%	09/01/50	1,107	965,533
2.000%	10/01/50	2,283	1,995,242
2.000%	11/01/50	203	176,874
2.000%	11/01/50	398	346,943
2.000%	11/01/50	794	691,872
2.000%	11/01/50	2,336	2,035,720
2.000%	11/01/50	10,469	9,128,459
2.000%	12/01/50	1,091	951,798
2.000%	12/01/50	1,134	990,121
2.000%	12/01/50	2,173	1,894,724
2.000%	12/01/50	4,633	4,037,797
2.000%	01/01/51	66	57,931
2.000%	01/01/51	337	294,167
2.000%	01/01/51	492	428,850
2.000%	01/01/51	704	613,876
2.000%	01/01/51	1,048	914,582
2.000%	01/01/51	3,403	2,965,756
2.000%	01/01/51	3,723	3,245,286
2.000%	02/01/51	64	55,604
2.000%	02/01/51	137	120,767
2.000%	02/01/51	142	124,250
2.000%	02/01/51	158	138,237
2.000%	02/01/51	168	146,664
2.000%	02/01/51	202	176,119
2.000%	02/01/51	226	197,450
2.000%	02/01/51	237	208,083
2.000%	02/01/51	313	273,871
2.000%	02/01/51	512	446,575
2.000%	02/01/51	828	721,935
2.000%	02/01/51	868	760,488
2.000%	02/01/51	1,611	1,405,024
2.000%	03/01/51	48	41,853
2.000%	03/01/51	91	79,571
2.000%	03/01/51	99	86,251
2.000%	03/01/51	99	86,416
2.000%	03/01/51	101	88,175
2.000%	03/01/51	103	90,113
2.000%	03/01/51	198	173,241
2.000%	03/01/51	199	174,514
2.000%	03/01/51	201	175,545
2.000%	03/01/51	203	177,121
2.000%	03/01/51	223	194,070
2.000%	03/01/51	280	245,016
2.000%	03/01/51	285	249,392
2.000%	03/01/51	384	335,340
2.000%	03/01/51	390	340,619

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	03/01/51	391	$341,063
2.000%	03/01/51	395	344,995
2.000%	03/01/51	925	806,613
2.000%	03/01/51	1,563	1,362,901
2.000%	03/01/51	2,156	1,879,879
2.000%	03/01/51	2,175	1,900,465
2.000%	03/01/51	3,073	2,679,426
2.000%	03/01/51	3,205	2,794,152
2.000%	04/01/51	144	126,260
2.000%	04/01/51	145	127,322
2.000%	04/01/51	151	132,724
2.000%	04/01/51	187	162,981
2.000%	04/01/51	274	240,269
2.000%	04/01/51	313	274,068
2.000%	04/01/51	834	727,268
2.000%	04/01/51	900	784,913
2.000%	04/01/51	972	847,385
2.000%	04/01/51	1,371	1,195,803
2.000%	04/01/51	2,703	2,357,355
2.000%	04/01/51	3,346	2,913,330
2.000%	04/01/51	8,725	7,606,304
2.000%	05/01/51	1,953	1,702,115
2.000%	05/01/51	3,392	2,946,881
2.000%	07/01/51	524	456,887
2.000%	12/01/51	1,924	1,677,535
2.000%	01/01/52	6,746	5,862,768
2.000%	02/01/52	65	56,698
2.000%	02/01/52	291	253,538
2.000%	02/01/52	295	257,196
2.000%	02/01/52	393	342,414
2.000%	02/01/52	421	366,628
2.000%	02/01/52	587	511,623
2.000%	02/01/52	1,563	1,362,717
2.000%	02/01/52	2,203	1,920,546
2.000%	02/01/52	2,349	2,041,609
2.000%	03/01/52	1,186	1,038,504
2.000%	03/01/52	7,184	6,243,021
2.000%	03/01/52	7,270	6,339,571
2.000%	04/01/52	5,931	5,170,500
2.149%(cc)	02/01/32	698	617,598
2.500%	TBA	107,330	96,375,831
2.500%	TBA	108,330	97,403,904
2.500%	09/01/27	14	13,801
2.500%	09/01/27	19	19,205
2.500%	02/01/28	6	5,947
2.500%	04/01/28	13	13,210
2.500%	08/01/28	36	35,214
2.500%	02/01/30	13	12,546
2.500%	03/01/30	33	32,298
2.500%	04/01/30	62	60,931
2.500%	05/01/30	114	111,763
2.500%	07/01/30	19	18,169
2.500%	07/01/30	69	67,640
2.500%	07/01/30	90	88,754
2.500%	08/01/30	39	38,602
2.500%	08/01/30	87	85,308
2.500%	08/01/30	115	112,391
2.500%	08/01/30	184	180,904

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	09/01/30	109	$107,149
2.500%	09/01/30	143	140,111
2.500%	11/01/30	11	10,808
2.500%	11/01/30	113	110,727
2.500%	11/01/30	118	115,896
2.500%	11/01/30	127	124,710
2.500%	11/01/30	142	139,481
2.500%	03/01/31	22	21,361
2.500%	06/01/31	176	172,972
2.500%	07/01/31	95	93,443
2.500%	08/01/31	15	15,020
2.500%	10/01/31	136	132,910
2.500%	10/01/31	218	214,171
2.500%	10/01/31	300	294,057
2.500%	10/01/31	362	354,951
2.500%	11/01/31	17	16,290
2.500%	11/01/31	19	18,274
2.500%	11/01/31	37	36,132
2.500%	11/01/31	56	55,251
2.500%	11/01/31	83	81,071
2.500%	11/01/31	117	115,134
2.500%	11/01/31	208	203,671
2.500%	11/01/31	266	260,626
2.500%	11/01/31	2,996	2,938,519
2.500%	02/01/32	29	28,099
2.500%	03/01/32	90	88,450
2.500%	03/01/32	190	186,638
2.500%	03/01/32	211	207,351
2.500%	04/01/32	13	12,223
2.500%	08/01/32	530	519,536
2.500%	02/01/33	965	946,566
2.500%	12/01/35	850	813,883
2.500%	12/01/35	948	907,075
2.500%	03/01/38	156	143,714
2.500%	03/01/41	250	231,179
2.500%	04/01/41	299	276,352
2.500%	04/01/41	884	818,294
2.500%	04/01/41	1,090	1,002,771
2.500%	11/01/41	190	174,773
2.500%	04/01/42	296	271,974
2.500%	06/01/50	1,184	1,068,600
2.500%	08/01/50	268	242,940
2.500%	09/01/50	184	166,115
2.500%	10/01/50	45	41,139
2.500%	10/01/50	189	167,289
2.500%	10/01/50	1,226	1,105,620
2.500%	10/01/50	2,963	2,701,034
2.500%	11/01/50	332	301,847
2.500%	12/01/50	330	299,059
2.500%	01/01/51	80	72,748
2.500%	02/01/51	77	69,574
2.500%	02/01/51	125	112,965
2.500%	02/01/51	13,099	11,821,238
2.500%	03/01/51	514	466,556
2.500%	03/01/51	1,222	1,101,422
2.500%	04/01/51	91	82,378
2.500%	04/01/51	311	283,202
2.500%	04/01/51	577	519,512

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	04/01/51	(k)	14,787	$13,326,468
2.500%	05/01/51		195	172,388
2.500%	05/01/51		422	381,293
2.500%	05/01/51		801	721,954
2.500%	05/01/51		2,094	1,886,404
2.500%	05/01/51		2,853	2,582,585
2.500%	05/01/51		3,387	3,053,210
2.500%	05/01/51		3,686	3,323,002
2.500%	05/01/51		7,551	6,805,668
2.500%	06/01/51		88	80,093
2.500%	06/01/51		180	164,642
2.500%	06/01/51		258	233,727
2.500%	06/01/51		550	497,674
2.500%	06/01/51		812	737,368
2.500%	06/01/51		3,980	3,594,414
2.500%	07/01/51		97	87,783
2.500%	07/01/51		363	328,742
2.500%	07/01/51		472	428,081
2.500%	07/01/51		555	503,326
2.500%	07/01/51		738	671,587
2.500%	08/01/51		280	253,590
2.500%	08/01/51		284	257,320
2.500%	08/01/51		552	500,564
2.500%	08/01/51		3,931	3,555,594
2.500%	09/01/51		96	87,127
2.500%	09/01/51		184	168,287
2.500%	09/01/51		275	251,077
2.500%	09/01/51		372	336,385
2.500%	09/01/51		759	686,407
2.500%	09/01/51		1,023	922,084
2.500%	10/01/51		283	256,630
2.500%	10/01/51		971	875,100
2.500%	10/01/51		1,216	1,102,896
2.500%	10/01/51		2,991	2,703,981
2.500%	11/01/51		191	173,968
2.500%	11/01/51		287	260,768
2.500%	11/01/51		1,146	1,037,632
2.500%	12/01/51		193	174,752
2.500%	12/01/51		769	695,634
2.500%	01/01/52		100	87,764
2.500%	01/01/52		194	176,776
2.500%	01/01/52		290	262,826
2.500%	01/01/52		391	354,193
2.500%	01/01/52		980	887,631
2.500%	01/01/52		1,849	1,670,797
2.500%	02/01/52		295	266,147
2.500%	02/01/52		297	268,404
2.500%	02/01/52		298	269,628
2.500%	02/01/52		496	447,914
2.500%	02/01/52		1,072	970,563
2.500%	03/01/52		695	628,510
2.500%	03/01/52		1,170	1,055,495
2.500%	04/01/52		97	87,730
2.500%	05/01/52		1,680	1,518,490
2.500%	01/01/57		2,364	2,128,873
2.500%	07/01/61		1,245	1,109,712
2.930%	06/01/30		250	238,755
3.000%	TBA		6,050	5,910,889

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	TBA	14,500	$13,501,992
3.000%	07/01/27	7	6,519
3.000%	04/01/28	42	42,136
3.000%	05/01/28	47	46,789
3.000%	10/01/28	7	6,819
3.000%	10/01/28	75	74,256
3.000%	11/01/28	8	8,053
3.000%	10/01/29	110	109,989
3.000%	02/01/30	350	348,940
3.000%	03/01/30	173	172,868
3.000%	04/01/30	141	140,303
3.000%	04/01/30	1,734	1,728,275
3.000%	05/01/30	93	92,659
3.000%	05/01/30	147	146,204
3.000%	07/01/30	26	26,109
3.000%	07/01/30	37	37,331
3.000%	07/01/30	115	114,282
3.000%	08/01/30	15	15,357
3.000%	08/01/30	36	36,116
3.000%	08/01/30	40	39,866
3.000%	08/01/30	138	137,450
3.000%	08/01/30	151	150,358
3.000%	08/01/30	171	170,777
3.000%	08/01/30	207	206,333
3.000%	08/01/30	389	383,818
3.000%	08/01/30	724	720,062
3.000%	09/01/30	22	21,892
3.000%	09/01/30	78	77,967
3.000%	09/01/30	127	126,862
3.000%	09/01/30	637	635,188
3.000%	11/01/30	6	6,114
3.000%	12/01/30	11	10,792
3.000%	04/01/31	9	8,972
3.000%	09/01/31	115	114,252
3.000%	12/01/31	42	42,170
3.000%	02/01/32	121	120,520
3.000%	09/01/32	50	49,371
3.000%	11/01/32	249	243,787
3.000%	01/01/33	60	59,217
3.000%	01/01/33	337	330,614
3.000%	01/01/33	480	474,893
3.000%	11/01/33	406	401,652
3.000%	07/01/35	74	72,192
3.000%	08/01/35	75	73,256
3.000%	08/01/35	76	74,243
3.000%	12/01/35	21	20,920
3.000%	02/01/36	576	565,939
3.000%	04/01/36	439	430,771
3.000%	07/01/36	1,441	1,414,923
3.000%	08/01/36	815	800,184
3.000%	10/01/36	30	28,916
3.000%	11/01/36	97	94,855
3.000%	11/01/36	192	188,147
3.000%	12/01/36	180	176,346
3.000%	12/01/36	247	241,269
3.000%	12/01/36	274	267,646
3.000%	12/01/37	62	60,189
3.000%	06/01/38	769	755,413

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	03/01/40	664	$639,757
3.000%	04/01/42	197	186,821
3.000%	05/01/42	99	93,921
3.000%	05/01/42	99	93,986
3.000%	06/01/42	895	847,733
3.000%	09/01/42	1,232	1,175,362
3.000%	12/01/42	22	20,796
3.000%	12/01/42	41	38,537
3.000%	01/01/43	8	7,117
3.000%	01/01/43	23	22,301
3.000%	01/01/43	40	38,162
3.000%	01/01/43	63	59,890
3.000%	01/01/43	76	72,375
3.000%	01/01/43	233	220,860
3.000%	01/01/43	242	229,859
3.000%	02/01/43	35	32,805
3.000%	06/01/43	103	98,042
3.000%	07/01/43	245	234,487
3.000%	10/01/43	234	223,422
3.000%	11/01/43	693	661,556
3.000%	11/01/44	3,508	3,352,555
3.000%	01/01/45	192	183,613
3.000%	02/01/45	222	211,472
3.000%	03/01/45	589	560,584
3.000%	04/01/45	71	67,135
3.000%	04/01/45	151	143,080
3.000%	05/01/45	1,412	1,343,549
3.000%	07/01/45	846	804,680
3.000%	05/01/46	80	75,646
3.000%	06/01/46	17	16,285
3.000%	06/01/46	55	52,410
3.000%	06/01/46	219	208,026
3.000%	08/01/46	62	58,350
3.000%	09/01/46	295	279,253
3.000%	10/01/46	149	140,899
3.000%	11/01/46	747	707,152
3.000%	01/01/47	87	81,835
3.000%	01/01/47	98	92,864
3.000%	01/01/47	227	214,893
3.000%	02/01/47	105	99,163
3.000%	02/01/47	181	171,227
3.000%	03/01/47	285	270,005
3.000%	03/01/47	315	296,527
3.000%	03/01/47	359	339,713
3.000%	11/01/47	32	30,605
3.000%	12/01/47	699	668,209
3.000%	11/01/48	292	278,779
3.000%	08/01/49	38	36,160
3.000%	08/01/49	227	214,363
3.000%	01/01/50	500	466,306
3.000%	02/01/50	208	193,860
3.000%	02/01/50	244	230,856
3.000%	02/01/50	487	456,829
3.000%	02/01/50	509	474,549
3.000%	02/01/50	799	750,975
3.000%	02/01/50	12,715	12,001,745
3.000%	04/01/50	2,486	2,335,558
3.000%	07/01/50	505	472,653

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	08/01/50	312	$291,726
3.000%	08/01/50	772	727,116
3.000%	11/01/50	88	83,554
3.000%	05/01/51	1,740	1,639,784
3.000%	06/01/51	85	79,240
3.000%	06/01/51	172	162,649
3.000%	08/01/51	91	85,199
3.000%	08/01/51	353	334,217
3.000%	08/01/51	771	724,114
3.000%	08/01/51	1,161	1,099,421
3.000%	08/01/51	1,779	1,664,480
3.000%	08/01/51	1,927	1,802,607
3.000%	09/01/51	2,875	2,685,036
3.000%	10/01/51	355	334,643
3.000%	10/01/51	480	450,106
3.000%	10/01/51	2,852	2,685,954
3.000%	11/01/51	89	82,710
3.000%	11/01/51	286	271,049
3.000%	11/01/51	820	766,280
3.000%	11/01/51	1,321	1,244,116
3.000%	11/01/51	3,796	3,543,727
3.000%	12/01/51	95	88,762
3.000%	12/01/51	96	90,340
3.000%	12/01/51	486	458,841
3.000%	12/01/51	779	727,760
3.000%	12/01/51	1,583	1,480,626
3.000%	01/01/52	189	178,289
3.000%	01/01/52	194	181,021
3.000%	01/01/52	776	733,798
3.000%	02/01/52	98	92,556
3.000%	02/01/52	1,006	938,204
3.000%	03/01/52	198	186,937
3.000%	03/01/52	690	653,505
3.000%	03/01/52	1,976	1,846,986
3.000%	03/01/52	3,734	3,517,671
3.000%	04/01/52	298	278,293
3.000%	04/01/52	987	921,941
3.000%	04/01/52	1,005	939,040
3.000%	04/01/52	2,000	1,864,754
3.000%	05/01/52	1,293	1,205,611
3.000%	05/01/52	11,416	10,646,798
3.000%	06/01/52	399	373,058
3.200%	02/01/29	91	89,406
3.250%	05/01/29	157	154,817
3.450%	03/01/29	155	153,853
3.468%	03/01/30	275	272,385
3.500%	TBA	5,600	5,564,938
3.500%	TBA	5,000	4,808,203
3.500%	TBA	3,000	2,881,161
3.500%	11/01/27	24	24,350
3.500%	11/01/28	127	126,846
3.500%	12/01/28	72	71,580
3.500%	12/01/28	102	101,982
3.500%	12/01/28	532	532,494
3.500%	12/01/28	810	810,755
3.500%	02/01/29	177	177,265
3.500%	02/01/29	506	506,241
3.500%	03/01/29	152	151,742

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/30	116	$117,133
3.500%	04/01/34	25	24,792
3.500%	04/01/34	162	161,682
3.500%	12/01/34	238	238,225
3.500%	01/01/35	152	152,073
3.500%	02/01/37	219	217,957
3.500%	03/01/37	130	129,912
3.500%	12/01/37	179	177,888
3.500%	08/01/39	201	200,177
3.500%	02/01/40	206	203,045
3.500%	02/01/40	596	593,185
3.500%	01/01/42	60	58,947
3.500%	04/01/42	27	26,417
3.500%	04/01/42	61	60,241
3.500%	04/01/42	99	97,492
3.500%	05/01/42	11	11,195
3.500%	05/01/42	143	140,975
3.500%	06/01/42	11	11,083
3.500%	06/01/42	15	14,703
3.500%	07/01/42	32	31,014
3.500%	07/01/42	228	223,800
3.500%	09/01/42	269	263,023
3.500%	09/01/42	377	370,376
3.500%	09/01/42	1,977	1,942,766
3.500%	12/01/42	154	150,907
3.500%	01/01/43	1,331	1,301,701
3.500%	03/01/43	994	978,030
3.500%	04/01/43	929	913,193
3.500%	04/01/43	966	955,427
3.500%	06/01/43	968	956,781
3.500%	06/01/43	1,083	1,071,147
3.500%	07/01/43	1,401	1,385,191
3.500%	08/01/44	664	652,289
3.500%	02/01/45	181	177,429
3.500%	02/01/45	560	550,025
3.500%	04/01/45	254	249,029
3.500%	01/01/46	211	206,174
3.500%	01/01/46	274	268,099
3.500%	03/01/46	207	202,726
3.500%	07/01/46	98	96,059
3.500%	12/01/46	430	420,045
3.500%	01/01/47	7	6,836
3.500%	02/01/47	255	249,214
3.500%	03/01/47	62	60,996
3.500%	05/01/47	337	329,521
3.500%	07/01/47	32	31,416
3.500%	09/01/47	430	420,954
3.500%	10/01/47	759	745,038
3.500%	11/01/47	422	412,240
3.500%	12/01/47	422	411,950
3.500%	01/01/48	255	249,080
3.500%	01/01/48	549	535,789
3.500%	01/01/48	593	579,878
3.500%	02/01/48	196	192,097
3.500%	04/01/48	92	90,326
3.500%	04/01/48	1,287	1,258,742
3.500%	05/01/48	426	416,718
3.500%	06/01/49	893	872,236

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/50	188	$182,215
3.500%	08/01/50	191	185,197
3.500%	08/01/50	929	907,623
3.500%	08/01/50	996	972,453
3.500%	01/01/52	490	476,636
3.500%	04/01/52	99	95,761
3.500%	05/01/52	1,691	1,638,806
3.500%	06/01/52	8,467	8,152,653
4.000%	TBA	41,642	41,062,103
4.000%	05/01/29	2	1,556
4.000%	10/01/30	8	8,077
4.000%	10/01/31	147	149,358
4.000%	04/01/33	259	263,921
4.000%	06/01/33	210	213,871
4.000%	09/01/33	89	91,168
4.000%	09/01/33	1,535	1,556,392
4.000%	10/01/33	244	248,430
4.000%	11/01/33	1,625	1,656,280
4.000%	02/01/34	106	107,971
4.000%	03/01/34	57	58,317
4.000%	03/01/34	57	58,359
4.000%	01/01/36	226	228,922
4.000%	07/01/37	35	35,191
4.000%	09/01/37	42	41,664
4.000%	03/01/38	29	29,463
4.000%	09/01/40	218	220,366
4.000%	10/01/40	521	525,635
4.000%	12/01/41	141	141,024
4.000%	01/01/42	664	671,877
4.000%	04/01/42	50	50,910
4.000%	04/01/42	58	59,151
4.000%	05/01/42	93	93,599
4.000%	05/01/42	308	310,595
4.000%	07/01/42	596	603,229
4.000%	10/01/42	326	327,902
4.000%	11/01/42	586	589,032
4.000%	12/01/42	45	44,952
4.000%	12/01/42	245	247,370
4.000%	04/01/43	59	59,652
4.000%	06/01/43	22	22,387
4.000%	06/01/43	24	24,649
4.000%	06/01/43	25	25,523
4.000%	06/01/43	36	36,596
4.000%	06/01/43	43	43,305
4.000%	06/01/43	46	46,634
4.000%	06/01/43	48	48,234
4.000%	06/01/43	57	58,105
4.000%	06/01/43	61	61,489
4.000%	06/01/43	65	65,474
4.000%	06/01/43	66	66,824
4.000%	06/01/43	75	76,121
4.000%	06/01/43	148	149,439
4.000%	06/01/43	157	158,699
4.000%	07/01/43	40	39,978
4.000%	07/01/43	156	156,815
4.000%	07/01/43	227	229,100
4.000%	07/01/43	236	237,975
4.000%	01/01/44	334	335,826

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	01/01/45	379		$381,225
4.000%	02/01/45	1,151		1,161,771
4.000%	03/01/45	50		50,217
4.000%	12/01/45	771		775,770
4.000%	02/01/47	164		164,973
4.000%	04/01/47	358		358,941
4.000%	07/01/47	126		126,428
4.000%	07/01/47	655		659,447
4.000%	08/01/47	279		280,615
4.000%	09/01/47	202		202,776
4.000%	10/01/47	776		778,706
4.000%	11/01/47	192		192,504
4.000%	12/01/47	45		45,012
4.000%	05/01/48	297		297,342
4.000%	06/01/48	65		65,199
4.000%	06/01/48	562		560,800
4.000%	07/01/48	2,574		2,570,844
4.000%	08/01/48	45		45,164
4.000%	08/01/48	75		74,921
4.000%	08/01/48	219		218,908
4.000%	09/01/48	121		121,547
4.000%	09/01/48	186		185,952
4.000%	09/01/48	6,713		6,719,091
4.000%	11/01/48	71		70,895
4.000%	11/01/48	171		171,966
4.000%	12/01/48	19		18,824
4.000%	12/01/48	913		913,438
4.000%	12/01/48	3,650		3,646,437
4.000%	01/01/49	292		293,859
4.000%	03/01/49	335		335,520
4.000%	03/01/49	7,152		7,158,413
4.000%	04/01/49	254		254,490
4.000%	02/01/50	42		41,193
4.000%	01/01/51	74		73,745
4.000%	01/01/51	114		114,284
4.000%	01/01/51	122		122,694
4.000%	04/01/52	100		98,889
4.000%	05/01/52	99		97,937
4.000%	06/01/52	199		197,321
4.000%	06/01/52	199		197,660
4.000%	02/01/56	1,643		1,646,916
4.000%	06/01/57	45		44,938
4.500%	TBA	100		100,145
4.500%	TBA	2,400		2,398,624
4.500%	TBA	26,295		26,394,633
4.500%	04/01/24	4		4,593
4.500%	08/01/24	1		557
4.500%	09/01/24	—(r	)	394
4.500%	12/01/24	3		3,289
4.500%	02/01/25	1		1,097
4.500%	03/01/25	5		4,610
4.500%	04/01/25	1		543
4.500%	04/01/25	1		553
4.500%	04/01/25	1		1,184
4.500%	04/01/25	3		3,135
4.500%	04/01/25	7		7,120
4.500%	05/01/25	1		552
4.500%	05/01/25	1		959

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	07/01/25	9	$9,269
4.500%	09/01/25	1	1,317
4.500%	04/01/31	11	10,764
4.500%	05/01/31	36	37,062
4.500%	06/01/31	13	13,085
4.500%	11/01/31	17	17,048
4.500%	12/01/31	34	34,767
4.500%	12/01/31	141	143,406
4.500%	11/01/35	11	11,208
4.500%	04/01/39	2	2,530
4.500%	04/01/39	4	3,891
4.500%	05/01/39	248	256,054
4.500%	06/01/39	8	8,544
4.500%	06/01/39	18	18,014
4.500%	08/01/39	34	34,611
4.500%	12/01/39	4	4,089
4.500%	06/01/40	35	36,480
4.500%	07/01/40	69	71,259
4.500%	08/01/40	20	20,432
4.500%	08/01/40	21	21,467
4.500%	12/01/40	366	377,316
4.500%	01/01/41	31	31,858
4.500%	02/01/41	27	28,310
4.500%	03/01/41	10	10,679
4.500%	04/01/41	1	1,009
4.500%	05/01/41	3	2,889
4.500%	05/01/41	3	3,454
4.500%	07/01/41	7	6,713
4.500%	07/01/41	31	32,366
4.500%	08/01/41	84	86,659
4.500%	09/01/41	28	29,055
4.500%	09/01/41	94	96,229
4.500%	10/01/41	7	6,906
4.500%	10/01/41	25	26,011
4.500%	10/01/41	51	52,520
4.500%	10/01/41	98	99,334
4.500%	10/01/41	212	219,310
4.500%	12/01/41	65	67,017
4.500%	01/01/42	6	6,469
4.500%	06/01/42	13	13,123
4.500%	09/01/42	25	25,174
4.500%	09/01/42	212	218,294
4.500%	11/01/42	35	35,656
4.500%	09/01/43	19	19,071
4.500%	09/01/43	36	36,878
4.500%	09/01/43	212	217,934
4.500%	10/01/43	19	19,930
4.500%	10/01/43	43	44,156
4.500%	10/01/43	110	112,916
4.500%	10/01/43	166	171,187
4.500%	10/01/43	277	285,220
4.500%	11/01/43	62	63,421
4.500%	11/01/43	112	115,006
4.500%	11/01/43	812	835,180
4.500%	12/01/43	65	66,828
4.500%	12/01/43	145	148,901
4.500%	01/01/44	62	63,453
4.500%	01/01/44	75	77,268

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	01/01/44	91	$92,974
4.500%	01/01/44	116	118,708
4.500%	01/01/44	133	136,517
4.500%	02/01/44	23	23,414
4.500%	02/01/44	33	33,456
4.500%	02/01/44	53	53,338
4.500%	02/01/44	193	197,497
4.500%	02/01/44	383	388,851
4.500%	03/01/44	36	37,316
4.500%	03/01/44	81	82,446
4.500%	03/01/44	369	379,653
4.500%	04/01/44	8	8,369
4.500%	04/01/44	17	17,341
4.500%	04/01/44	72	72,659
4.500%	04/01/44	115	117,182
4.500%	04/01/44	170	174,530
4.500%	04/01/44	306	315,050
4.500%	05/01/44	32	33,081
4.500%	05/01/44	79	80,044
4.500%	05/01/44	196	202,210
4.500%	01/01/45	58	60,243
4.500%	01/01/45	322	331,332
4.500%	05/01/45	263	270,147
4.500%	07/01/45	333	342,866
4.500%	09/01/45	90	92,338
4.500%	11/01/45	9	9,126
4.500%	11/01/45	81	83,040
4.500%	11/01/45	457	470,930
4.500%	12/01/45	165	169,963
4.500%	07/01/46	1,080	1,113,054
4.500%	08/01/46	211	216,767
4.500%	01/01/47	31	31,489
4.500%	03/01/47	195	198,614
4.500%	05/01/47	584	595,454
4.500%	07/01/47	79	80,824
4.500%	09/01/47	23	23,465
4.500%	10/01/47	18	18,509
4.500%	10/01/47	88	90,039
4.500%	11/01/47	12	12,137
4.500%	11/01/47	41	41,590
4.500%	11/01/47	294	299,226
4.500%	11/01/47	407	415,640
4.500%	11/01/47	655	672,299
4.500%	12/01/47	26	26,609
4.500%	12/01/47	74	75,556
4.500%	01/01/48	664	676,145
4.500%	02/01/48	41	42,091
4.500%	03/01/48	29	29,318
4.500%	03/01/48	31	31,224
4.500%	04/01/48	170	175,181
4.500%	05/01/48	30	30,804
4.500%	05/01/48	803	826,418
4.500%	05/01/48	2,126	2,169,076
4.500%	06/01/48	43	43,798
4.500%	06/01/48	105	107,575
4.500%	07/01/48	19	19,380
4.500%	07/01/48	66	67,092
4.500%	07/01/48	82	84,326

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	07/01/48	84		$86,354
4.500%	08/01/48	506		516,815
4.500%	11/01/48	326		334,834
4.500%	11/01/48	412		420,727
4.500%	02/01/49	1,033		1,062,273
4.500%	10/01/49	72		72,283
4.500%	03/01/50	405		413,327
4.500%	06/01/52	300		301,922
4.500%	09/01/57	153		158,647
4.500%	08/01/58	53		55,109
5.000%	TBA	1,300		1,322,978
5.000%	TBA	8,840		9,022,325
5.000%	07/01/33	50		51,539
5.000%	09/01/33	58		61,347
5.000%	08/01/35	1		869
5.000%	10/01/35	169		177,596
5.000%	03/01/36	3		3,233
5.000%	12/01/36	1		862
5.000%	01/01/39	8		8,313
5.000%	12/01/39	3		3,549
5.000%	01/01/40	2		2,253
5.000%	05/01/40	3		3,082
5.000%	05/01/40	10		10,567
5.000%	07/01/40	12		12,969
5.000%	11/01/40	231		243,578
5.000%	01/01/41	10		9,970
5.000%	01/01/41	41		42,064
5.000%	04/01/41	3		3,389
5.000%	05/01/41	2		1,735
5.000%	05/01/41	41		42,659
5.000%	05/01/41	72		76,166
5.000%	05/01/41	75		78,671
5.000%	05/01/41	129		135,916
5.000%	06/01/41	53		55,916
5.000%	07/01/41	726		759,572
5.000%	01/01/42	8		7,770
5.000%	12/01/43	1,347		1,418,051
5.000%	09/01/48	259		267,250
5.000%	01/01/49	306		315,357
5.000%	01/01/49	385		395,741
5.000%	08/01/49	316		327,229
5.000%	12/01/49	1,882		1,934,203
5.500%	04/01/24	1		921
5.500%	06/01/24	1		683
5.500%	07/01/28	5		4,700
5.500%	11/01/28	13		13,672
5.500%	04/01/30	4		4,288
5.500%	12/01/30	—(r	)	416
5.500%	11/01/32	1		548
5.500%	12/01/32	1		1,482
5.500%	01/01/33	25		25,817
5.500%	01/01/33	36		36,955
5.500%	04/01/33	14		15,068
5.500%	06/01/33	1		797
5.500%	07/01/33	8		8,941
5.500%	09/01/33	2		1,599
5.500%	09/01/33	8		8,369
5.500%	10/01/33	17		17,871

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	11/01/33	1		$1,223
5.500%	11/01/33	1		1,492
5.500%	11/01/33	7		7,974
5.500%	11/01/33	8		8,171
5.500%	12/01/33	2		1,734
5.500%	12/01/33	9		8,856
5.500%	01/01/34	1		572
5.500%	02/01/34	1		627
5.500%	02/01/34	14		14,732
5.500%	03/01/34	2		2,058
5.500%	03/01/34	11		12,234
5.500%	04/01/34	1		1,109
5.500%	09/01/34	7		7,001
5.500%	12/01/34	1		649
5.500%	12/01/34	3		3,014
5.500%	12/01/34	6		6,413
5.500%	02/01/35	—(r	)	415
5.500%	03/01/35	14		15,134
5.500%	04/01/35	1		688
5.500%	05/01/35	2		2,114
5.500%	05/01/35	5		4,986
5.500%	10/01/35	6		6,800
5.500%	11/01/35	—(r	)	154
5.500%	12/01/35	7		7,193
5.500%	12/01/35	9		9,136
5.500%	01/01/36	1		674
5.500%	03/01/36	4		4,117
5.500%	07/01/36	3		3,166
5.500%	09/01/36	199		213,715
5.500%	11/01/36	3		3,019
5.500%	01/01/37	14		15,090
5.500%	02/01/37	10		10,643
5.500%	03/01/37	6		6,773
5.500%	04/01/37	2		2,450
5.500%	04/01/37	5		5,439
5.500%	05/01/37	90		96,616
5.500%	06/01/37	3		3,580
5.500%	08/01/37	1		828
5.500%	08/01/37	1		1,280
5.500%	08/01/37	6		6,349
5.500%	08/01/37	10		10,365
5.500%	03/01/38	7		8,045
5.500%	03/01/38	11		11,742
5.500%	06/01/38	120		124,508
5.500%	08/01/38	122		131,463
5.500%	12/01/38	4		4,637
5.500%	09/01/39	6		6,605
5.500%	12/01/39	74		78,816
5.500%	05/01/40	14		14,868
5.500%	06/01/40	13		13,282
5.500%	01/01/49	554		576,506
5.500%	09/01/49	583		606,858
5.500%	04/01/50	517		537,387
5.500%	09/01/56	1,508		1,645,464
6.000%	11/01/28	1		626
6.000%	02/01/29	—(r	)	498
6.000%	03/01/32	1		628
6.000%	04/01/33	37		40,581

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	05/01/33	—(r	)	$278
6.000%	01/01/34	12		12,619
6.000%	02/01/34	10		10,731
6.000%	11/01/35	4		4,614
6.000%	11/01/35	63		67,959
6.000%	12/01/35	2		2,056
6.000%	04/01/36	3		3,291
6.000%	07/01/36	2		1,667
6.000%	08/01/36	—(r	)	31
6.000%	08/01/36	2		1,707
6.000%	08/01/36	11		12,318
6.000%	09/01/36	—(r	)	178
6.000%	09/01/36	—(r	)	430
6.000%	09/01/36	1		632
6.000%	09/01/36	1		957
6.000%	09/01/36	9		9,207
6.000%	10/01/36	1		1,082
6.000%	10/01/36	5		4,751
6.000%	10/01/36	9		10,178
6.000%	11/01/36	—(r	)	204
6.000%	11/01/36	1		969
6.000%	11/01/36	1		1,335
6.000%	11/01/36	2		2,132
6.000%	11/01/36	8		8,905
6.000%	11/01/36	10		10,626
6.000%	12/01/36	—(r	)	152
6.000%	12/01/36	—(r	)	242
6.000%	12/01/36	1		803
6.000%	12/01/36	4		3,944
6.000%	12/01/36	5		5,640
6.000%	12/01/36	10		10,263
6.000%	01/01/37	—(r	)	418
6.000%	01/01/37	1		686
6.000%	01/01/37	4		4,463
6.000%	01/01/37	10		11,034
6.000%	01/01/37	13		13,911
6.000%	01/01/37	821		891,207
6.000%	02/01/37	9		10,316
6.000%	02/01/37	167		182,564
6.000%	03/01/37	10		10,899
6.000%	03/01/37	16		17,606
6.000%	03/01/37	74		78,296
6.000%	05/01/37	2		1,789
6.000%	05/01/37	10		10,511
6.000%	05/01/37	10		11,258
6.000%	06/01/37	1		839
6.000%	08/01/37	1		1,225
6.000%	08/01/37	4		4,749
6.000%	08/01/37	6		6,928
6.000%	08/01/37	12		13,250
6.000%	08/01/37	15		16,053
6.000%	08/01/37	136		148,594
6.000%	09/01/37	15		15,655
6.000%	10/01/37	—(r	)	335
6.000%	07/01/41	344		373,988
6.500%	10/01/36	418		456,139
6.500%	05/01/40	1,154		1,259,173
6.625%	11/15/30	2,307		2,851,514

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
7.000%	04/01/37		74	$81,298
7.000%	02/01/39		177	198,462
7.000%	02/01/39		256	281,126
Freddie Mac Coupon Strips
3.220%(s)	07/15/32		180	122,232
Government National Mortgage Assoc.
2.000%	TBA		9,975	8,856,709
2.000%	10/20/51		1,296	1,153,174
2.500%	TBA		37,795	34,582,425
2.500%	05/20/51	(k)	5,009	4,603,272
2.500%	11/20/51		480	440,871
3.000%	TBA		47,360	44,640,500
3.000%	02/20/42		21	20,239
3.000%	09/15/42		479	461,501
3.000%	09/15/42		533	508,979
3.000%	10/15/42		571	546,981
3.000%	10/15/42		1,520	1,455,133
3.000%	11/15/42		2	1,524
3.000%	11/15/42		734	703,316
3.000%	12/20/44		23	22,156
3.000%	02/15/45		234	223,657
3.000%	01/20/46		82	78,285
3.000%	11/20/46		269	257,587
3.000%	02/20/47		123	117,528
3.000%	04/20/47		40	38,809
3.000%	01/20/50		1,513	1,432,603
3.000%	02/20/50		135	127,983
3.000%	03/20/50		52	48,457
3.000%	09/20/50		393	372,432
3.000%	01/20/51		12,200	11,552,541
3.000%	04/20/51		3,033	2,871,927
3.000%	08/20/51		12,608	11,917,856
3.000%	09/20/51		3,591	3,391,402
3.000%	10/20/51		1,008	952,650
3.000%	03/20/52		99	92,840
3.000%	04/20/52		100	92,840
3.000%	04/20/52		594	554,539
3.000%	04/20/52		898	842,400
3.000%	06/20/52		500	471,916
3.500%	TBA		20,494	19,911,202
3.500%	09/15/41		26	25,772
3.500%	11/15/41		2	2,069
3.500%	11/15/41		16	15,994
3.500%	01/15/42		6	5,906
3.500%	01/15/42		100	99,738
3.500%	02/15/42		18	17,556
3.500%	03/15/42		6	6,015
3.500%	03/15/42		57	57,156
3.500%	05/15/42		19	18,814
3.500%	06/15/42		12	11,619
3.500%	07/15/42		10	9,835
3.500%	07/15/42		11	10,862
3.500%	07/15/42		28	27,690
3.500%	07/15/42		28	28,376
3.500%	08/15/42		12	11,358
3.500%	01/15/43		13	12,502
3.500%	02/15/43		20	19,744
3.500%	04/15/43		37	36,485

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	04/15/43	134	$131,343
3.500%	04/20/43	266	263,903
3.500%	05/15/43	6	5,761
3.500%	05/15/43	8	7,862
3.500%	05/15/43	10	9,462
3.500%	05/15/43	39	39,143
3.500%	05/20/43	701	695,650
3.500%	07/15/43	60	60,389
3.500%	10/15/43	36	36,150
3.500%	11/15/43	6	6,301
3.500%	12/15/43	87	87,214
3.500%	01/15/44	27	26,511
3.500%	02/20/44	954	947,182
3.500%	06/20/44	98	96,922
3.500%	03/20/45	111	109,925
3.500%	04/20/45	49	48,066
3.500%	05/20/45	92	90,826
3.500%	07/20/45	36	35,721
3.500%	08/20/45	48	47,655
3.500%	10/20/45	77	76,295
3.500%	11/20/45	33	32,967
3.500%	12/20/45	401	395,317
3.500%	01/20/46	86	84,872
3.500%	01/20/46	189	187,252
3.500%	03/20/46	989	977,089
3.500%	04/20/46	502	495,200
3.500%	05/20/46	402	396,367
3.500%	06/20/46	399	392,948
3.500%	07/20/46	586	577,709
3.500%	09/20/46	19	18,320
3.500%	09/20/46	372	367,163
3.500%	10/20/46	67	66,483
3.500%	10/20/46	81	79,911
3.500%	10/20/46	100	99,155
3.500%	10/20/46	144	142,632
3.500%	05/20/47	161	158,730
3.500%	09/20/47	1,562	1,543,875
3.500%	03/20/48	40	39,537
3.500%	04/20/48	16	15,741
3.500%	06/15/48	284	283,858
3.500%	08/20/48	776	762,169
3.500%	09/20/48	1,290	1,267,608
3.500%	05/15/50	343	339,432
3.500%	03/20/52	399	384,678
4.000%	TBA	2,300	2,284,502
4.000%	04/20/39	16	16,402
4.000%	07/20/39	132	134,653
4.000%	01/20/40	85	86,760
4.000%	10/20/40	210	213,241
4.000%	12/20/40	841	854,935
4.000%	01/20/41	31	31,321
4.000%	02/20/41	93	94,626
4.000%	03/15/41	112	114,758
4.000%	12/20/46	336	338,678
4.000%	05/20/47	130	130,772
4.000%	06/20/47	1,006	1,012,603
4.000%	07/20/47	239	240,767
4.000%	11/20/47	374	376,229

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	12/20/47	337	$339,522
4.000%	01/20/48	1,022	1,027,585
4.000%	10/20/49	158	160,922
4.000%	11/20/49	1,099	1,086,555
4.000%	01/20/50	145	148,552
4.000%	02/20/50	126	129,283
4.000%	05/20/50	54	54,153
4.500%	TBA	21,890	22,211,509
4.500%	TBA	600	606,422
4.500%	12/20/39	14	14,230
4.500%	01/20/40	174	182,171
4.500%	02/20/40	14	14,410
4.500%	05/20/40	511	533,833
4.500%	07/20/40	6	5,893
4.500%	09/20/40	6	6,280
4.500%	09/20/40	8	8,010
4.500%	10/20/40	10	10,869
4.500%	12/20/40	227	237,230
4.500%	01/20/41	37	39,405
4.500%	07/20/41	61	62,153
4.500%	07/20/41	242	253,073
4.500%	02/20/42	270	282,993
4.500%	11/20/46	58	60,831
4.500%	03/15/47	73	75,514
4.500%	04/15/47	65	67,571
4.500%	04/15/47	104	109,428
4.500%	05/15/47	74	78,210
4.500%	08/20/47	389	403,726
4.500%	04/20/48	592	607,243
4.500%	05/20/48	23	23,490
4.500%	06/20/48	349	357,553
4.500%	07/20/48	162	165,365
4.500%	08/20/48	415	422,404
4.500%	09/20/48	121	123,425
4.500%	10/20/48	402	412,601
4.500%	12/20/48	187	190,079
4.500%	01/20/49	131	134,101
4.500%	03/20/49	467	474,887
4.500%	04/20/49	60	61,001
4.500%	05/20/49	80	82,123
4.500%	02/20/50	242	247,433
4.500%	03/20/50	161	164,287
4.500%	08/20/50	247	251,993
4.500%	11/20/50	529	540,768
4.500%	12/20/50	248	253,220
5.000%	04/15/38	31	31,871
5.000%	08/15/38	72	76,150
5.000%	10/15/38	6	6,027
5.000%	10/15/38	224	236,894
5.000%	12/15/38	94	100,088
5.000%	01/15/39	27	28,905
5.000%	02/15/39	62	65,132
5.000%	02/15/39	65	68,180
5.000%	02/15/39	87	92,373
5.000%	02/15/39	187	197,778
5.000%	03/15/39	290	306,330
5.000%	04/15/39	75	78,658
5.000%	04/15/39	83	87,394

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	05/15/39	74	$78,052
5.000%	05/15/39	258	270,518
5.000%	11/15/39	127	133,830
5.000%	04/15/40	1,136	1,203,702
5.000%	05/15/40	66	69,906
5.000%	07/20/40	19	19,485
5.000%	07/20/40	29	30,756
5.000%	09/15/40	290	306,711
5.000%	09/20/40	98	104,409
5.000%	11/20/40	85	90,053
5.000%	10/20/47	23	24,216
5.500%	06/15/36	18	19,925
6.000%	08/20/40	26	28,196
6.000%	01/20/41	11	11,959
6.000%	04/20/41	2	1,730
6.000%	06/20/41	33	36,270
6.000%	07/20/41	32	35,363
6.000%	12/20/41	13	14,265
6.000%	02/20/42	15	15,803
6.500%	10/20/37	156	172,276
Government National Mortgage Assoc., 1 Month LIBOR + 1.658% (Cap 11.910%, Floor 1.658%)
2.135%(c)	11/20/60	641	648,309
Government National Mortgage Assoc., 1 Month LIBOR + 1.735% (Cap 12.049%, Floor 1.735%)
2.180%(c)	07/20/60	1,058	1,070,094
Government National Mortgage Assoc., 1 Month LIBOR + 1.812% (Cap 12.097%, Floor 1.812%)
2.257%(c)	09/20/60	1,152	1,167,433
Government National Mortgage Assoc., 1 Month LIBOR + 2.400% (Cap 12.647%, Floor 2.400%)
2.845%(c)	04/20/60	1,179	1,204,052
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	1,031	1,141,687
5.250%	09/15/39	760	864,471
Tennessee Valley Authority Generic Strips, Bonds
2.705%(s)	09/15/30	567	411,792
2.897%(s)	03/15/33	123	81,370

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,316,201,663)			1,269,486,104

U.S. TREASURY OBLIGATIONS — 16.7%
U.S. Treasury Bonds
1.250%	05/15/50	12,671	8,059,944
1.375%	08/15/50	33,503	22,049,162
1.625%	11/15/50	2,624	1,845,000
1.750%	08/15/41	20,144	15,318,654
1.875%	02/15/51	1,993	1,495,061
1.875%	11/15/51	34,441	25,846,894
2.000%	11/15/41	137,705	109,346,377
2.000%	02/15/50	7,388	5,725,700
2.000%	08/15/51	10,020	7,745,147
2.250%	05/15/41	5,887	4,910,126
2.375%	02/15/42	15,145	12,840,120
2.500%	02/15/45	23,287	19,750,287
2.750%	11/15/47	11,102	9,942,870
2.875%	05/15/52	3,567	3,368,586
3.000%	02/15/48	11,887	11,199,783

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.125%	02/15/43		1,247	$1,184,260
3.250%	05/15/42		27,305	26,652,240
4.250%	11/15/40		1,142	1,289,746
4.625%	02/15/40		1,142	1,358,623
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	02/15/51		11,515	8,868,158
U.S. Treasury Notes
0.125%	10/15/23		105	101,239
0.250%	05/15/24		6,300	5,987,215
0.250%	06/15/24		19,695	18,674,091
0.250%	08/31/25		20	18,311
0.250%	09/30/25		20	18,269
0.375%	08/15/24		12,500	11,824,219
0.375%	04/30/25	(a)	80,654	74,838,091
0.375%	01/31/26		5	4,546
0.625%	10/15/24		11,340	10,742,878
0.750%	11/15/24		28,600	27,111,906
0.875%	01/31/24		4,925	4,765,322
1.000%	12/15/24		12,700	12,092,781
1.125%	01/15/25		13,600	12,967,813
1.375%	11/15/31		26,550	23,027,977
1.500%	10/31/24		14,391	13,901,931
1.500%	11/30/24		3,000	2,893,594
1.500%	01/31/27	(h)(k)	21,215	19,806,191
1.750%	07/31/24		3,656	3,564,029
1.750%	12/31/24		14,391	13,945,778
2.000%	02/15/25		2,366	2,305,186
2.125%	07/31/24		1,891	1,857,760
2.125%	05/15/25		2,081	2,029,788
2.375%	05/15/27		41,135	39,817,394
2.500%	03/31/27		49,180	47,988,922
2.750%	02/15/24		10	9,765
2.875%	05/15/28	(k)	2,798	2,765,211
2.875%	05/15/32		55,205	54,592,569
3.250%	06/30/29		7,140	7,224,787
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41	(k)	4,494	2,284,918
2.380%(s)	02/15/42		40,000	19,773,438
2.384%(s)	02/15/43		15,060	7,163,501

TOTAL U.S. TREASURY OBLIGATIONS (cost $833,450,282)				742,896,158

			Shares

EXCHANGE-TRADED FUNDS — 3.1%
iShares Core U.S. Aggregate Bond ETF			683,678	69,516,379
Vanguard Total Bond Market ETF			924,721	69,594,503

TOTAL EXCHANGE-TRADED FUNDS (cost $149,809,024)				139,110,882

TOTAL LONG-TERM INVESTMENTS (cost $5,268,155,155)				4,825,945,060

		Shares	Value

SHORT-TERM INVESTMENTS — 6.0%

AFFILIATED MUTUAL FUND — 4.3%
PGIM Institutional Money Market Fund (cost $191,092,253; includes $190,889,390 of cash collateral for securities on loan)(b)(wa)		191,252,047	$191,079,920

Interest Rate	Maturity Date	Principal Amount (000)#

CORPORATE BOND — 0.0%
Electric
Pacific Gas & Electric Co.,
First Mortgage, SOFR Index + 1.150%
2.371%(c)	11/14/22	315	314,914

(cost $315,001)

		Shares

UNAFFILIATED FUND — 1.7%
Dreyfus Government Cash Management (Institutional Shares)		76,365,797	76,365,797

(cost $76,365,797)

OPTIONS PURCHASED*~ — 0.0% (cost $181,656)			293,432

TOTAL SHORT-TERM INVESTMENTS (cost $267,954,707)			268,054,063

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—114.5% (cost $5,536,109,862)			5,093,999,123

OPTIONS WRITTEN*~ — (0.0)% (premiums received $2,780,421)			(2,972,109)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—114.5% (cost $5,533,329,441)			5,091,027,014

Liabilities in excess of other assets(z) — (14.5)%			(644,466,102)

NET ASSETS — 100.0%			$4,446,560,912

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,878,686 and 0.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $187,895,685; cash collateral of $190,889,390 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2022:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenahealth, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 02/15/29 (cost $201,449)	201	$184,628	$—	$(16,821)

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	07/14/22	(32,889)	$(30,625,312)
Federal National Mortgage Assoc.	3.500%	TBA	07/14/22	(5,037)	(4,843,784)
Government National Mortgage Assoc.	4.000%	TBA	07/21/22	(5,315)	(5,291,643)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $40,881,776)					$(40,760,739)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year U.S. Treasury Notes Futures	Call	07/01/22	$117.00	6		6	$9,188
10 Year U.S. Treasury Notes Futures	Call	07/01/22	$118.25	6		6	2,719
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$117.00	40		40	76,875
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$117.25	6		6	10,406
20 Year U.S. Treasury Bonds Futures	Call	07/01/22	$135.00	2		2	7,281
20 Year U.S. Treasury Bonds Futures	Call	07/22/22	$134.50	18		18	83,250
20 Year U.S. Treasury Bonds Futures	Call	07/22/22	$136.00	11		11	37,984
Australian Dollar Currency	Call	08/05/22	69.00	8		8	9,440
Japanese Yen Currency	Call	08/05/22	74.00	8		10	12,800
5 Year U.S. Treasury Notes Futures	Put	07/22/22	$112.00	15		15	7,852
10 Year Euro-Bund Futures	Put	07/22/22	148.00	8	EUR	8	12,575
10 Year U.S. Treasury Notes Futures	Put	07/01/22	$118.00	6		6	656
10 Year U.S. Treasury Notes Futures	Put	07/22/22	$118.00	18		18	12,656
10 Year U.S. Treasury Notes Futures	Put	07/22/22	$118.25	12		12	9,750

Total Options Purchased (cost $181,656)							$293,432

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	12/19/22	$96.50	179	448	$(128,656)
90 Day Euro Dollar Futures	Call	12/19/22	$97.00	1,085	2,713	(372,969)
90 Day Euro Dollar Futures	Call	12/19/22	$99.00	11	28	(344)
5 Year U.S. Treasury Notes Futures	Call	07/22/22	$111.00	18	18	(26,297)
5 Year U.S. Treasury Notes Futures	Call	07/22/22	$111.50	97	97	(105,336)
5 Year U.S. Treasury Notes Futures	Call	07/22/22	$112.00	262	262	(202,641)
10 Year U.S. Treasury Notes Futures	Call	07/01/22	$117.25	24	24	(31,125)
10 Year U.S. Treasury Notes Futures	Call	07/01/22	$117.75	6	6	(5,062)
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$116.50	27	27	(62,437)
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$117.50	76	76	(118,750)
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$118.00	303	303	(374,016)
10 Year U.S. Treasury Notes Futures	Call	07/22/22	$120.00	30	30	(11,719)
20 Year U.S. Treasury Bonds Futures	Call	07/22/22	$138.00	15	15	(32,578)
20 Year U.S. Treasury Bonds Futures	Call	07/22/22	$139.00	12	12	(19,875)
5 Year U.S. Treasury Notes Futures	Put	07/22/22	$110.00	30	30	(2,344)
10 Year U.S. Treasury Notes Futures	Put	07/01/22	$117.50	3	3	(94)
10 Year U.S. Treasury Notes Futures	Put	07/01/22	$117.75	12	12	(750)
10 Year U.S. Treasury Notes Futures	Put	07/08/22	$117.50	60	60	(14,062)
10 Year U.S. Treasury Notes Futures	Put	07/08/22	$117.75	18	18	(5,344)
10 Year U.S. Treasury Notes Futures	Put	07/22/22	$115.00	6	6	(656)
10 Year U.S. Treasury Notes Futures	Put	07/22/22	$117.00	24	24	(9,375)
20 Year U.S. Treasury Bonds Futures	Put	07/08/22	$137.00	33	33	(17,531)
20 Year U.S. Treasury Bonds Futures	Put	07/22/22	$134.00	33	33	(13,922)
20 Year U.S. Treasury Bonds Futures	Put	07/22/22	$136.00	3	3	(2,484)

Total Exchange Traded (premiums received $1,537,947)						$(1,558,367)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 6/20/27	Call	Goldman Sachs International	07/20/22	0.85%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	110,295	$(13,854)
CDX.NA.IG.38.V1, 6/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.98%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	110,295	(168,673)
CDX.NA.IG.38.V1, 6/20/27	Put	Goldman Sachs International	07/20/22	0.85%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	110,295	(846,381)
CDX.NA.IG.38.V1, 6/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	110,295	(384,834)

Total OTC Swaptions (premiums received $1,242,474)								$(1,413,742)

Total Options Written (premiums received $2,780,421)								$(2,972,109)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,362	90 Day Euro Dollar	Dec. 2022	$327,935,550	$(4,170,860)
335	90 Day Euro Dollar	Jun. 2023	80,873,188	(198,520)
83	90 Day Euro Dollar	Sep. 2023	20,076,663	(476,037)
194	90 Day Euro Dollar	Dec. 2023	46,998,925	(121,182)

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
222	90 Day Euro EURIBOR	Dec. 2022	$57,498,187	$(255,219)
190	3 Month CME SOFR	Jun. 2023	45,991,875	130,276
504	2 Year U.S. Treasury Notes	Sep. 2022	105,847,875	(427,053)
55	5 Year Euro-Bobl	Sep. 2022	7,157,970	(85,959)
7,979	5 Year U.S. Treasury Notes	Sep. 2022	895,642,750	(4,080,008)
130	10 Year Australian Treasury Bonds	Sep. 2022	10,668,741	(77,010)
48	10 Year Euro-Bund	Sep. 2022	7,483,872	(285,815)
7	10 Year U.K. Gilt	Sep. 2022	971,235	(35,119)
1,051	10 Year U.S. Treasury Notes	Sep. 2022	124,576,344	362,702
266	10 Year U.S. Ultra Treasury Notes	Sep. 2022	33,881,750	(492,867)
437	20 Year U.S. Treasury Bonds	Sep. 2022	60,579,125	(663,861)
1,142	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	176,260,562	(626,853)
252	Australian Dollar Currency	Sep. 2022	17,415,720	(708,840)
7	British Pound Currency	Sep. 2022	533,706	(13,646)
29	Canadian Dollar Currency	Sep. 2022	2,253,300	(51,635)
18	Euro Currency	Sep. 2022	2,371,050	(41,439)
62	Euro-OAT	Sep. 2022	9,000,696	(272,639)
34	Japanese Yen Currency	Sep. 2022	3,151,588	(65,578)
963	Mexican Peso	Sep. 2022	23,574,240	(525,382)

				(13,182,544)

Short Positions:
545	30 Day Federal Funds	Jul. 2022	223,303,227	123,080
173	3 Month CME SOFR	Sep. 2022	41,971,963	(42,207)
1,604	2 Year U.S. Treasury Notes	Sep. 2022	336,865,064	92,627
34	5 Year Euro-Bobl	Sep. 2022	4,424,927	40,371
411	5 Year U.S. Treasury Notes	Sep. 2022	46,134,750	(623,899)
41	10 Year Euro-Bund	Sep. 2022	6,392,474	142,639
5,118	10 Year U.S. Treasury Notes	Sep. 2022	606,642,937	2,165,099
820	10 Year U.S. Ultra Treasury Notes	Sep. 2022	104,447,500	796,230
1,173	20 Year U.S. Treasury Bonds	Sep. 2022	162,607,125	982,164
31	30 Year Euro Buxl	Sep. 2022	5,313,484	482,710
138	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	21,299,438	503,949
28	Euro Schatz Index	Sep. 2022	3,202,598	6,976

				4,669,739

				$(8,512,805)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	Citibank, N.A.	AUD	18,411	$13,772,326	$12,709,992	$—	$(1,062,334)
British Pound,
Expiring 07/05/22	BNP Paribas S.A.	GBP	7,651	9,382,028	9,313,651	—	(68,377)
Expiring 07/19/22	Goldman Sachs International	GBP	5,889	7,693,624	7,170,600	—	(523,024)
Expiring 08/02/22	The Toronto-Dominion Bank	GBP	688	836,113	838,174	2,061	—
Canadian Dollar,
Expiring 07/19/22	Citibank, N.A.	CAD	41,225	33,000,884	32,026,625	—	(974,259)
Expiring 07/19/22	Citibank, N.A.	CAD	25,710	20,548,766	19,973,570	—	(575,196)
Chinese Renminbi,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CNH	20,568	3,063,718	3,072,620	8,902	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CNH	115	17,161	17,164	3	—

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 07/05/22	The Toronto-Dominion Bank	EUR	39,291	$41,394,690	$41,187,592	$—	$ (207,098)
Expiring 07/05/22	The Toronto-Dominion Bank	EUR	289	302,995	303,216	221	—
Expiring 07/19/22	Citibank, N.A.	EUR	63,750	66,629,843	66,889,454	259,611	—
Expiring 08/02/22	The Toronto-Dominion Bank	EUR	859	899,712	902,187	2,475	—
Indian Rupee,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	INR	5,329	69,377	67,357	—	(2,020)
Japanese Yen,
Expiring 07/19/22	Goldman Sachs International	JPY	2,270,100	18,369,478	16,749,909	—	(1,619,569)
Mexican Peso,
Expiring 07/19/22	Citibank, N.A.	MXN	212,500	10,600,143	10,530,854	—	(69,289)
Expiring 07/19/22	Citibank, N.A.	MXN	44,000	2,194,864	2,180,506	—	(14,358)
South African Rand,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	ZAR	48,534	3,279,218	2,977,465	—	(301,753)
Swiss Franc,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CHF	5,500	5,576,312	5,767,914	191,602	—

				$237,631,252	$232,678,850	464,875	(5,417,277)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	Citibank, N.A.	AUD	700	$524,070	$483,234	$40,836	$—
British Pound,
Expiring 07/05/22	BNP Paribas S.A.	GBP	7,651	9,564,451	9,313,651	250,800	—
Expiring 08/02/22	BNP Paribas S.A.	GBP	7,651	9,386,580	9,318,576	68,004	—
Canadian Dollar,
Expiring 07/19/22	Citibank, N.A.	CAD	22,550	17,568,766	17,518,688	50,078	—
Chinese Renminbi,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CNH	74,636	11,667,015	11,149,637	517,378	—
Euro,
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	EUR	39,580	42,595,839	41,490,809	1,105,030	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	59,629	65,310,211	62,565,279	2,744,932	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	1,600	1,743,360	1,678,794	64,566	—
Expiring 08/02/22	The Toronto-Dominion Bank	EUR	39,291	41,469,853	41,265,029	204,824	—
Indonesian Rupiah,
Expiring 07/19/22	Citibank, N.A.	IDR	135,564,420	9,425,323	9,062,702	362,621	—
Expiring 07/19/22	Citibank, N.A.	IDR	70,661,110	4,903,276	4,723,810	179,466	—
Mexican Peso,
Expiring 07/19/22	Citibank, N.A.	MXN	259,540	12,896,205	12,862,013	34,192	—
Expiring 07/19/22	Citibank, N.A.	MXN	134,940	6,532,851	6,687,217	—	(154,366)
Expiring 07/19/22	Citibank, N.A.	MXN	11,400	556,907	564,949	—	(8,042)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	MXN	140,528	6,797,032	6,964,140	—	(167,108)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	MXN	125,132	6,207,407	6,201,162	6,245	—
South African Rand,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	ZAR	33,057	2,085,967	2,027,974	57,993	—
Swiss Franc,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CHF	5,500	5,949,870	5,767,914	181,956	—

				$255,184,983	$249,645,578	5,868,921	(329,516)

						$6,333,796	$(5,746,793)

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/22	Buy	EUR	2,094	NOK	21,538	$10,100	$—	Citibank, N.A.
07/19/22	Buy	NOK	28	EUR	3	—	(254)	Goldman Sachs International
07/19/22	Buy	NOK	33,160	EUR	3,490	—	(294,204)	Morgan Stanley & Co. International PLC
07/19/22	Buy	NOK	36,531	EUR	3,835	—	(313,826)	Citibank, N.A.

						$10,100	$(608,284)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Apache Corp.	06/20/26	1.000%(Q)	2,853	2.317%	$(113,415)	$(133,176)	$(19,761)
Apache Corp.	12/20/26	1.000%(Q)	3,241	2.488%	(85,535)	(189,380)	(103,845)

					$(198,950)	$(322,556)	$(123,606)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	114,020	$(1,538,192)	$1,308	$1,539,500

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	6,009	5.757%	$320,063	$(167,093)	$(487,156)
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	184,231	1.006%	2,371,424	(2,114)	(2,373,538)

					$2,691,487	$(169,207)	$(2,860,694)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2022:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
28,950	11/18/23	3.970%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$(81,339)	$870,977	$952,316
21,140	10/20/26	2.950%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(10,052)	785,483	795,535
28,950	11/18/26	3.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	270,952	(436,766)	(707,718)
21,140	10/20/31	2.770%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	16,948	(550,328)	(567,276)

				$196,509	$669,366	$472,857

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP	3,490	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	$152,757	$275,698	$122,941
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	36,002	102,587	66,585
JPY	1,200,700	05/09/46	0.641%(S)	1 Day TONAR(1)(S)	1,606	699,794	698,188
JPY	1,200,700	05/09/46	0.641%(T)	1 Day TONAR(2)(T)	(156,190)	(588,150)	(431,960)
MXN	251,640	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	125,455	(976,693)	(1,102,148)
	146,629	06/04/24	0.820%(S)	3 Month LIBOR(2)(Q)	—	(3,418,036)	(3,418,036)
	32,900	11/20/26	1.520%(A)	1 Day SOFR(1)(A)	(51,296)	992,738	1,044,034
	18,040	03/04/27	1.550%(A)	1 Day SOFR(2)(A)	(26,173)	(884,627)	(858,454)
	61,486	05/15/27	0.710%(A)	1 Day SOFR(1)(A)	128,194	5,732,671	5,604,477
	22,914	08/15/28	1.130%(A)	1 Day SOFR(1)(A)	146,269	1,963,083	1,816,814
	24,265	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	(9,816)	1,988,645	1,998,461
	12,682	02/15/29	2.850%(A)	1 Day SOFR(1)(A)	50,443	(83,494)	(133,937)
	21,120	10/20/31	1.733%(A)	1 Day SOFR(1)(A)	79,486	899,931	820,445
	6,134	03/18/32	2.000%(A)	1 Day SOFR(1)(A)	49,720	373,759	324,039
	6,450	07/20/45	0.560%(A)	1 Day SOFR(1)(A)	268,898	2,383,591	2,114,693
	14,130	08/19/45	0.740%(A)	1 Day SOFR(1)(A)	—	4,784,473	4,784,473
	5,351	02/15/47	1.520%(A)	1 Day SOFR(1)(A)	(176,211)	1,121,932	1,298,143
	10,140	02/15/47	1.729%(A)	1 Day SOFR(1)(A)	—	1,742,928	1,742,928
	2,159	08/15/47	1.650%(A)	1 Day SOFR(1)(A)	217,084	412,903	195,819
	7,960	04/21/52	2.500%(A)	1 Day SOFR(1)(A)	7,418	155,014	147,596

					$843,646	$17,678,747	$16,835,101

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$2,136,462
Goldman Sachs & Co. LLC	22,205,898	10,549,609
J.P. Morgan Securities LLC	—	5,633,267

Total	$22,205,898	$18,319,338

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$85,339,756	$—
Collateralized Loan Obligations	—	224,139,090	631,880
Consumer Loans	—	20,875,653	—
Credit Cards	—	7,889,945	—
Equipment	—	1,357,532	—
Home Equity Loans	—	5,146,938	—
Manufactured Housing	—	522,700	—
Other	—	39,809,146	46,176
Residential Mortgage-Backed Securities	—	18,583,809	4,533,652
Small Business Loan	—	1,072,076	—
Student Loans	—	19,260,248	—
Bank Loans	—	55,262,517	1,390,049
Commercial Mortgage-Backed Securities	—	261,614,258	2,451,189
Corporate Bonds	—	1,623,893,140	1,693,926
Municipal Bonds	—	26,204,782	—
Residential Mortgage-Backed Securities	—	147,601,679	1,131,814
Sovereign Bonds	—	123,999,961	—
U.S. Government Agency Obligations	—	1,269,486,104	—
U.S. Treasury Obligations	—	742,896,158	—
Exchange-Traded Funds	139,110,882	—	—
Short-Term Investments
Affiliated Mutual Fund	191,079,920	—	—
Corporate Bond	—	314,914	—
Unaffiliated Fund	76,365,797	—	—
Options Purchased	293,432	—	—

Total	$406,850,031	$4,675,270,406	$11,878,686

Liabilities
Options Written	$(1,558,367)	$(1,413,742)	$—

Other Financial Instruments*
Assets
Futures Contracts	$5,828,823	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	6,333,796	—
OTC Cross Currency Exchange Contracts	—	10,100	—
Centrally Cleared Credit Default Swap Agreement	—	1,539,500	—
Centrally Cleared Inflation Swap Agreements	—	1,747,851	—
Centrally Cleared Interest Rate Swap Agreements	—	22,779,636	—

Total	$5,828,823	$32,410,883	$—

Liabilities
Unfunded Loan Commitment	$—	$(16,821)	$—
Forward Commitment Contracts	—	(40,760,739)	—
Futures Contracts	(14,341,628)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(5,746,793)	—
OTC Cross Currency Exchange Contracts	—	(608,284)	—
Centrally Cleared Credit Default Swap Agreements	—	(2,984,300)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Inflation Swap Agreements	$—	$(1,274,994)	$—
Centrally Cleared Interest Rate Swap Agreements	—	(5,944,535)	—

Total	$(14,341,628)	$(57,336,466)	$—

*

Other financial instruments are derivative, with the exception of unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Unfunded loan commitments and forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

U.S. Government Agency Obligations	28.5%
U.S. Treasury Obligations	16.7
Banks	11.4
Commercial Mortgage-Backed Securities	5.9
Collateralized Loan Obligations	5.1
Affiliated Mutual Fund (4.3% represents investments purchased with collateral from securities on loan)	4.3
Residential Mortgage-Backed Securities	3.8
Electric	3.6
Exchange-Traded Funds	3.1
Sovereign Bonds	2.8
Pipelines	2.0
Oil & Gas	2.0
Automobiles	1.9
Unaffiliated Fund	1.7
Telecommunications	1.7
Pharmaceuticals	1.6
Media	1.6
Diversified Financial Services	1.2
Semiconductors	1.0
Other	0.9
Healthcare-Services	0.9
Insurance	0.8
Real Estate Investment Trusts (REITs)	0.8
Software	0.8
Aerospace & Defense	0.7
Agriculture	0.7
Municipal Bonds	0.6
Auto Manufacturers	0.6
Retail	0.6
Internet	0.5
Consumer Loans	0.5
Entertainment	0.5
Student Loans	0.5
Beverages	0.4
Foods	0.4
Commercial Services	0.4
Lodging	0.4
Biotechnology	0.3
Airlines	0.3
Mining	0.3
Transportation	0.3

Computers	0.2%
Healthcare-Products	0.2
Gas	0.2
Machinery-Diversified	0.2
Chemicals	0.2
Credit Cards	0.2
Building Materials	0.1
Miscellaneous Manufacturing	0.1
Office/Business Equipment	0.1
Trucking & Leasing	0.1
Home Equity Loans	0.1
Home Builders	0.1
Oil & Gas Services	0.1
Machinery-Construction & Mining	0.1
Cosmetics/Personal Care	0.1
Water	0.1
Forest Products & Paper	0.1
Iron/Steel	0.1
Engineering & Construction	0.0	*
Packaging & Containers	0.0	*
Apparel	0.0	*
Leisure Time	0.0	*
Equipment	0.0	*
Electronics	0.0	*
Small Business Loan	0.0	*
Holding Companies-Diversified	0.0	*
Advertising	0.0	*
Auto Parts & Equipment	0.0	*
Manufactured Housing	0.0	*
Household Products/Wares	0.0	*
Multi-National	0.0	*
Environmental Control	0.0	*
Options Purchased	0.0	*
Distribution/Wholesale	0.0	*
Textiles	0.0	*

	114.5
Options Written	(0.0	)*
Liabilities in excess of other assets	(14.5)

	100.0%

* Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$1,539,500	*	Due from/to broker-variation margin swaps	$2,984,300	*
Credit contracts	—	—		Options written outstanding, at value	1,413,742
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	1,406,520	*
Foreign exchange contracts	Unaffiliated investments	22,240		—	—
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	10,100		Unrealized depreciation on OTC cross currency exchange contracts	608,284
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	6,333,796		Unrealized depreciation on OTC forward foreign currency exchange contracts	5,746,793
Interest rate contracts	Due from/to broker-variation margin futures	5,828,823	*	Due from/to broker-variation margin futures	12,935,108	*
Interest rate contracts	Due from/to broker-variation margin swaps	24,527,487	*	Due from/to broker-variation margin swaps	7,219,529	*
Interest rate contracts	Unaffiliated investments	271,192		Options written outstanding, at value	1,558,367

		$38,533,138			$33,872,643

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(6,950,487)
Foreign exchange contracts	(258,753)	40,785	(8,522,434)	5,469,274	—
Interest rate contracts	(4,187,593)	15,456,830	(64,006,220)	—	13,032,245

Total	$(4,446,346)	$15,497,615	$(72,528,654)	$5,469,274	$6,081,758

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Credit contracts	$ —	$(171,268)	$—	$—	$(2,243,271)

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$7,320	$11,025	$(3,275,811)	$(1,935,507)	$—
Interest rate contracts	117,247	(55,875)	(3,536,340)	—	12,131,625

Total	$124,567	$(216,118)	$(6,812,151)	$(1,935,507)	$9,888,354

(2) Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$347,212
Options Written (2)	293,436,536
Futures Contracts - Long Positions (2)	2,575,036,524
Futures Contracts - Short Positions (2)	1,585,532,676
Forward Foreign Currency Exchange Contracts - Purchased (3)	212,152,099
Forward Foreign Currency Exchange Contracts - Sold (3)	242,819,210
Cross Currency Exchange Contracts (4)	3,405,222
Interest Rate Swap Agreements (2)	610,175,540
Credit Default Swap Agreements - Buy Protection (2)	76,013,333
Credit Default Swap Agreements - Sell Protection (2)	274,463,850
Inflation Swap Agreements (2)	66,786,667

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$187,895,685	$(187,895,685)	$—

Offsetting of OTC derivative assets and liabilities:
Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP Paribas S.A.(5)	$318,804	$(68,377)	$250,427	$(250,427)	$—
Citibank, N.A.(3)	936,904	(3,171,670)	(2,234,766)	—	(2,234,766)
Goldman Sachs International(3)	—	(2,142,847)	(2,142,847)	—	(2,142,847)
Goldman Sachs International(4)	—	(860,235)	(860,235)	828,077	(32,158)
JPMorgan Chase Bank, N.A.(3)	899,841	(2,020)	897,821	—	897,821
JPMorgan Chase Bank, N.A.(5)	1,105,030	—	1,105,030	(1,105,030)	—
Morgan Stanley & Co. International PLC(3)	2,873,736	(763,065)	2,110,671	—	2,110,671

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Morgan Stanley & Co. International PLC(4)	$—	$(553,507)	$(553,507)	$553,507	$—

The Toronto-Dominion Bank(5)	209,581	(207,098)	2,483	—	2,483

	$6,343,896	$(7,768,819)	$(1,424,923)	$26,127	$(1,398,796)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	Western Asset Management
(4)	Wellington Management Company, LLP
(5)	PGIM Fixed Income

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $187,895,685:
Unaffiliated investments (cost $5,345,017,609)	$4,902,919,203
Affiliated investments (cost $191,092,253)	191,079,920
Foreign currency, at value (cost $7,153,520)	6,831,964
Cash	1,125,881
Receivable for investments sold	189,262,511
Dividends and interest receivable	26,469,580
Deposit with broker for centrally cleared/exchange-traded derivatives	22,205,898
Due from broker-variation margin futures	7,233,236
Unrealized appreciation on OTC forward foreign currency exchange contracts	6,333,796
Tax reclaim receivable	217,856
Receivable for Portfolio shares sold	28,369
Unrealized appreciation on OTC cross currency exchange contracts	10,100
Prepaid expenses	4,910

Total Assets	5,353,723,224

LIABILITIES
Payable for investments purchased	647,105,250
Payable to broker for collateral for securities on loan	190,889,390
Forward commitment contracts, at value (proceeds receivable $40,881,776)	40,760,739
Payable for Portfolio shares purchased	10,357,519
Unrealized depreciation on OTC forward foreign currency exchange contracts	5,746,793
Due to broker-variation margin futures	4,194,239
Options written outstanding, at value (premiums received $2,780,421)	2,972,109
Due to broker-variation margin swaps	1,657,973
Accrued expenses and other liabilities	1,495,463
Unrealized depreciation on OTC cross currency exchange contracts	608,284
Management fee payable	588,739
Cash segregated from counterparty — OTC	430,000
Payable to affiliate	217,856
Distribution fee payable	120,625
Unrealized depreciation on unfunded loan commitments	16,821
Affiliated transfer agent fee payable	512

Total Liabilities	907,162,312

NET ASSETS	$4,446,560,912

Net assets were comprised of:
Partners’ Equity	$4,446,560,912

Net asset value and redemption price per share, $4,446,560,912 / 347,282,893 outstanding shares of beneficial interest	$12.80

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $134,425 foreign withholding tax, of which $68,174 is reimbursable by an affiliate)	$61,220,008
Unaffiliated dividend income	1,260,796
Income from securities lending, net (including affiliated income of $103,591)	111,323
Affiliated dividend income	598

Total income	62,592,725

EXPENSES
Management fee	10,186,978
Distribution fee	5,557,615
Custodian and accounting fees	216,933
Trustees’ fees	37,580
Audit fee	27,770
Legal fees and expenses	24,187
Shareholders’ reports	5,812
Transfer agent’s fees and expenses (including affiliated expense of $2,837)	3,776
Miscellaneous	64,428

Total expenses	16,125,079
Less: Fee waiver and/or expense reimbursement	(830,433)

Net expenses	15,294,646

NET INVESTMENT INCOME (LOSS)	47,298,079

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $25,628)	(273,283,081)
Net capital gain distributions received	63,366
Futures transactions	(72,528,654)
Forward and cross currency contract transactions	5,469,274
Options written transactions	15,497,615
Swap agreements transactions	6,081,758
Foreign currency transactions	(9,863,575)

(328,563,297)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(19,207))	(373,344,166)
Futures	(6,812,151)
Forward and cross currency contracts	(1,935,507)
Options written	(216,118)
Swap agreements	9,888,354
Foreign currencies	2,411,212
Unfunded loan commitment	(16,821)

(370,025,197)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(698,588,494)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(651,290,415)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$47,298,079	$56,594,604
Net realized gain (loss) on investment and foreign currency transactions	(328,626,663)	54,829,812
Net capital gain distributions received	63,366	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(370,025,197)	(193,203,801)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(651,290,415)	(81,779,385)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [12,698,969 and 21,832,842 shares, respectively]	168,297,023	322,136,279
Net asset value of shares issued in merger [280,427,697 and 0 shares, respectively]	3,970,856,187	—
Portfolio shares purchased [100,795,284 and 150,548,739 shares, respectively]	(1,343,919,600)	(2,250,152,525)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	2,795,233,610	(1,928,016,246)

TOTAL INCREASE (DECREASE)	2,143,943,195	(2,009,795,631)
NET ASSETS:
Beginning of period	2,302,617,717	4,312,413,348

End of period	$4,446,560,912	$2,302,617,717

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST CORE FIXED INCOME PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.86		$15.20	$14.06	$12.52		$12.81		$12.05

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.25	0.35	0.43		0.41		0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.20)		(0.59)	0.79	1.11		(0.70)		0.37

Total from investment operations	(2.06)		(0.34)	1.14	1.54		(0.29)		0.76

Capital Contributions	—		—	—	—	(b)(c)(d)	—	(c)(d)	—

Net Asset Value, end of period	$12.80		$14.86	$15.20	$14.06		$12.52		$12.81

Total Return(e)	(13.86)%		(2.24)%	8.11%	12.30	%(f)	(2.26	)%(f)	6.31%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,447		$2,303	$4,312	$3,747		$3,770		$3,071
Average net assets (in millions)	$4,483		$3,366	$3,729	$3,960		$3,308		$2,986
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.69	%(h)	0.77%	0.77%	0.75%		0.75%		0.74%
Expenses before waivers and/or expense reimbursement	0.73	%(h)	0.77%	0.77%	0.77%		0.77%		0.78%
Net investment income (loss)	2.13	%(h)	1.68%	2.40%	3.25%		3.33%		3.13%
Portfolio turnover rate(i)(j)	232%		106%	234%	235%		251%		214%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS — 35.7%
Bank of America Securities, Inc.
1.55%, dated 06/30/22, due 07/01/22 in the amount of $75,003,229 collateralized by FNMA (coupon rates 1.500%-4.000%, maturity dates 04/01/44-02/01/51) with the aggregate value, including accrued interest, of $76,500,001		75,000	$75,000,000
Canadian Imperial Bank of Commerce
1.55%, dated 06/16/22, due 07/28/22 in the amount of $15,027,125 collateralized by U.S. Treasury Securities (coupon rates 0.000%-2.625%, maturity dates 01/15/25-02/15/51) with the aggregate value, including accrued interest, of $15,309,920		15,000	15,000,000
Credit Agricole Corporate & Investment Bank
1.52%, dated 06/30/22, due 07/01/22 in the amount of $1,309,055 collateralized by FHLMC (coupon rate 3.500%, maturity date 06/01/52) with the aggregate value, including accrued interest, of $1,335,181		1,309	1,309,000
Goldman Sachs & Co.
1.55%, dated 06/30/22, due 07/07/22 in the amount of $25,007,535 collateralized by GNMA (coupon rates 3.500%-6.500%, maturity dates 09/15/28-06/20/52) with the aggregate value, including accrued interest, of $25,500,000		25,000	25,000,000
ING Financial Markets LLC
1.29%, dated 05/19/22, due 08/19/22 in the amount of $5,016,483 collateralized by FHLMC (coupon rate 2.388%, maturity date 03/01/38) and FNMA (coupon rates 2.000%-4.500%, maturity dates 08/01/33-06/01/52) with the aggregate value, including accrued interest, of $5,100,000		5,000	5,000,000
1.15%, dated 06/08/22, due 07/05/22 in the amount of $2,001,725 collateralized by FNMA (coupon rates 2.136%-5.500%, maturity dates 10/01/38-06/01/52) with the aggregate value, including accrued interest, of $2,040,000		2,000	2,000,000
1.55%, dated 06/16/22, due 07/28/22 in the amount of $35,063,292 collateralized by FHLMC (coupon rates 2.372%-4.000%, maturity dates 09/01/29-03/01/51) and FNMA (coupon rates 2.000%-6.000%, maturity dates 11/01/28-09/01/57) with the aggregate value, including accrued interest, of $35,700,000		35,000	35,000,000
NatWest Markets Securities, Inc.

Interest Rate	Maturity Date	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (continued)
1.50%, dated 06/30/22, due 07/01/22 in the amount of $60,002,500 collateralized by U.S. Treasury Securities (coupon rates 0.375%-3.250%, maturity dates 11/30/25-06/30/29) with the aggregate value, including accrued interest, of $61,202,554		60,000	$60,000,000
RBC Dominion Securities, Inc.
1.55%, dated 06/30/22, due 07/01/22 in the amount of $70,003,014 collateralized by FHLMC (coupon rate 3.000%, maturity date 03/01/50), FNMA (coupon rates 2.000%-3.500%, maturity dates 06/01/49-03/01/52), GNMA (coupon rates 2.000%-4.000%, maturity dates 06/20/47-05/20/52) and U.S. Treasury Securities (coupon rates 0.000%-3.000%, maturity dates 01/15/23-05/15/52) with the aggregate value, including accrued interest, of $71,400,000		70,000	70,000,000
Standard Chartered Bank
1.46%, dated 06/30/22, due 07/01/22 in the amount of $60,002,433 collateralized by GNMA (coupon rate 3.500%, maturity date 09/20/51) and U.S. Treasury Securities (coupon rates 0.125%-3.000%, maturity dates 10/31/22-05/15/52) with the aggregate value, including accrued interest, of $61,202,545		60,000	60,000,000

TOTAL REPURCHASE AGREEMENTS (amortized cost $348,309,000)			348,309,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 62.5%
Federal Farm Credit Bank
1.452%(n)	07/27/22	14,000	13,985,339
Federal Farm Credit Bank, SOFR + 0.008% (Cap N/A, Floor 0.000%)
1.518%(c)	02/07/23	8,500	8,499,354
Federal Farm Credit Bank, SOFR + 0.014% (Cap N/A, Floor 0.000%)
1.524%(c)	07/18/22	17,000	17,000,057
Federal Farm Credit Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)
1.525%(c)	05/02/23	9,500	9,499,595
Federal Farm Credit Bank, SOFR + 0.025%
1.535%(c)	10/27/23	11,100	11,099,116
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)
1.535%(c)	09/27/23	9,000	8,999,434
Federal Farm Credit Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)
1.545%(c)	05/12/23	10,500	10,500,458
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)
1.550%(c)	07/08/22	7,000	6,999,993
1.550%(c)	07/11/22	5,000	5,000,046
1.550%(c)	03/10/23	4,500	4,500,390
Federal Farm Credit Bank, SOFR + 0.045%
1.555%(c)	08/25/22	10,500	10,500,519
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)
1.560%(c)	11/09/23	2,825	2,825,578

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank
0.891%(n)	07/27/22	16,000	$15,989,727
0.902%(n)	07/29/22	16,500	16,488,450
1.003%(n)	08/12/22	16,750	16,730,458
1.010%(n)	08/10/22	16,000	15,982,098
1.013%(n)	08/15/22	16,000	15,979,800
1.073%(n)	08/22/22	16,500	16,474,498
1.088%(n)	08/17/22	16,500	16,476,627
1.140%(n)	08/19/22	16,500	16,474,465
1.244%(n)	08/24/22	17,000	16,968,380
1.314%(n)	09/07/22	17,000	16,957,934
1.355%(n)	09/09/22	17,000	16,955,375
1.356%(n)	07/15/22	17,000	16,991,042
1.422%(n)	07/20/22	15,000	14,988,758
1.452%(n)	07/28/22	7,000	6,992,387
Federal Home Loan Bank, SOFR + 0.005% (Cap N/A, Floor 0.000%)
1.515%(c)	07/18/22	16,000	16,000,074
1.515%(c)	07/29/22	17,750	17,749,901
1.515%(c)	08/30/22	18,000	17,999,816
1.515%(c)	09/15/22	17,000	17,000,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)
1.520%(c)	07/26/22	17,000	17,000,059
1.520%(c)	08/02/22	17,000	16,999,974
1.520%(c)	08/05/22	17,000	16,999,972
1.520%(c)	09/16/22	17,000	17,000,000
1.520%(c)	10/06/22	17,000	16,999,762
Federal Home Loan Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)
1.525%(c)	02/08/23	8,500	8,499,610
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)
1.530%(c)	12/19/22	17,000	17,000,000
Federal Home Loan Bank, SOFR + 0.090%
1.600%(c)	08/19/22	16,000	16,002,092

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)
1.600%(c)	08/12/22	26,750	$26,752,437
Federal Home Loan Mortgage Corp., MTN, SOFR + 0.090% (Cap N/A, Floor 0.000%)
1.600%(c)	08/03/22	16,750	16,751,236
1.600%(c)	08/18/22	16,750	16,751,750
Federal National Mortgage Assoc.
1.183%(n)	08/31/22	8,500	8,483,005
Federal National Mortgage Assoc., SOFR + 0.180% (Cap N/A, Floor 0.000%)
1.690%(c)	07/08/22	16,000	16,000,574

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (amortized cost $609,850,140)			609,850,140

U.S. TREASURY OBLIGATION(n) — 1.7%
U.S. Treasury Bills
0.892%	07/28/22	16,000	15,989,320

(cost $15,989,320)

TOTAL INVESTMENTS—99.9% (amortized cost $974,148,460)			974,148,460

Other assets in excess of liabilities — 0.1%			1,458,760

NET ASSETS — 100.0%			$975,607,220

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(n)	Rate quoted represents yield to maturity as of purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$348,309,000	$—
U.S. Government Agency Obligations	—	609,850,140	—
U.S. Treasury Obligation	—	15,989,320	—
Total	$—	$974,148,460	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2022 were as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

U.S. Government Agency Obligations	62.5%
Repurchase Agreements	35.7
U.S. Treasury Obligation	1.7

99.9
Other assets in excess of liabilities	0.1

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Repurchase Agreements	Bank of America Securities, Inc.	$75,000,000	$(75,000,000)	$—
Repurchase Agreements	Canadian Imperial Bank of Commerce	15,000,000	(15,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	1,309,000	(1,309,000)	—
Repurchase Agreements	Goldman Sachs & Co.	25,000,000	(25,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	42,000,000	(42,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	60,000,000	(60,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	70,000,000	(70,000,000)	—
Repurchase Agreements	Standard Chartered Bank	60,000,000	(60,000,000)	—

		$348,309,000

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments, at amortized cost which approximates fair value:	$625,839,460
Repurchase Agreements (cost $348,309,000)	348,309,000
Cash	556
Receivable for Portfolio shares sold	1,266,662
Interest receivable	547,294
Prepaid expenses	906

Total Assets	975,963,878

LIABILITIES
Payable for Portfolio shares purchased	226,798
Management fee payable	61,469
Distribution fee payable	26,596
Accrued expenses and other liabilities	21,698
Custodian and accounting fees payable	19,585
Affiliated transfer agent fee payable	512

Total Liabilities	356,658

NET ASSETS	$975,607,220

Net assets were comprised of:
Partners’ Equity	$975,607,220

Net asset value and redemption price per share, $975,607,220 / 974,928,572 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
Interest income	$1,864,593

EXPENSES
Management fee	1,348,760
Distribution fee	1,123,967
Custodian and accounting fees	42,201
Legal fees and expenses	13,171
Audit fee	12,992
Trustees’ fees	10,646
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,724
Shareholders’ reports	3,001
Miscellaneous	10,645

Total expenses	2,569,107
Less: Fee waiver and/or expense reimbursement	(1,225,511)

Net expenses	1,343,596

NET INVESTMENT INCOME (LOSS)	520,997

REALIZED GAIN (LOSS) ON INVESTMENT
TRANSACTIONS
Net realized gain (loss) on investment transactions	5,387

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$526,384

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$520,997	$55
Net realized gain (loss) on investment transactions	5,387	5,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	526,384	5,721

DISTRIBUTIONS	(526,573)	(5,666)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [355,969,293 and 448,316,255 shares, respectively]	355,969,293	448,316,255
Portfolio shares issued in reinvestment of distributions [526,573 and 5,666 shares, respectively]	526,573	5,666
Portfolio shares purchased [224,894,594 and 550,462,019 shares, respectively]	(224,894,594)	(550,462,019)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	131,601,272	(102,140,098)

TOTAL INCREASE (DECREASE)	131,601,083	(102,140,043)
NET ASSETS:
Beginning of period	844,006,137	946,146,180

End of period	$975,607,220	$844,006,137

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021		2020	2019		2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Income (Loss) From Investment Operations:
Net investment income (loss) and realized gains (losses)	—	(b)	—	(b)	— (b)	0.02		0.01	— (b)
Less Dividends and Distributions	—	(b)	—	(b)	— (b)	(0.02)		(0.01)	— (b)
Capital Contributions	—		—		—	—	(b)(c)	—	—

Net Asset Value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Total Return(d)	0.06%		—	%(b)	0.22%	1.69	%(e)	1.30%	0.34%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$976		$844		$946	$721		$757	$866
Average net assets (in millions)	$907		$893		$903	$727		$744	$933
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.30	%(f)	0.06%		0.27%	0.58%		0.57%	0.57%
Expenses before waivers and/or expense reimbursement	0.57	%(f)	0.57%		0.57%	0.58%		0.59%	0.59%
Net investment income (loss)	0.12	%(f)	—	%(b)	0.18%	1.66%		1.28%	0.33%

(a)	Calculated based on average shares outstanding during the period.

(b)	Amount rounds to zero.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 93.4%

ASSET-BACKED SECURITIES — 0.9%
Collateralized Loan Obligations
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
2.518%(c)	02/20/30	1,700	$1,673,586
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.064%(c)	04/17/30	1,739	1,713,590

TOTAL ASSET-BACKED SECURITIES (cost $3,410,878)			3,387,176

BANK LOANS — 5.3%
Advertising — 0.0%
Summer BC Holdco B Sarl (Luxembourg),
Additional Facility B-2 (USD) Loan, 3 Month LIBOR + 4.500%
6.750%(c)	12/04/26^	139	127,834

Aerospace & Defense — 0.0%
Spirit AeroSystems, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.514%(c)	01/15/25	151	146,686

Auto Parts & Equipment — 0.2%
Adient US LLC,
Term B-1 Loan, 3 Month LIBOR + 3.250%
4.916%(c)	04/10/28	436	404,382
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.880%(c)	04/06/24	8	7,475
Dexko Global, Inc.,
First Lien Closing Date Dollar Term Loan, 3 Month LIBOR + 3.750%
4.756%(c)	10/04/28	340	312,292
Term Loan
—%(p)	10/04/28	65	59,633

			783,782

Beverages — 0.1%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
4.000%(c)	03/31/28	321	285,383

Building Materials — 0.1%
ACProducts Holdings, Inc.,
Initial Term Loan, 3 - 6 Month LIBOR + 4.250%
6.208%(c)	05/17/28	530	406,838

Chemicals — 0.1%
Olympus Water US Holding Corp.,
Initial Dollar Term Loan, 3 Month LIBOR + 3.750%
6.063%(c)	11/09/28	184	170,985
TPC Group, Inc.,
Term Loan, Term SOFR + 10.000%
11.241%(c)	05/31/23^	85	85,286

			256,271

Cosmetics/Personal Care — 0.3%
Conair Holdings LLC,
Term Loan
—%(p)	05/17/28	698	581,871

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Cosmetics/Personal Care (cont’d.)
Sunshine Luxembourg VII Sarl (Luxembourg),
Term Loan
—%(p)	10/02/26	750	$692,813

			1,274,684

Electric — 0.2%
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
7.000%(c)	07/30/26	1,491	573,133

Entertainment — 0.1%
UFC Holdings LLC,
Term Loan B-3, 3 Month LIBOR + 2.750%
3.500%(c)	04/29/26	283	263,436

Environmental Control — 0.1%
Madison IAQ LLC,
Initial Term Loan, 3 Month LIBOR + 3.250%
3.750%(c)	06/21/28	371	337,416

Foods — 0.2%
Moran Foods LLC,
Term Loan
—%(p)	04/01/24	412	370,926
—%(p)	10/01/24	447	268,461

			639,387

Healthcare-Services — 0.2%
Phoenix Newco, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
4.560%(c)	11/15/28	321	301,924
U.S. Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
6.688%(c)	06/26/26	434	291,280

			593,204

Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month LIBOR + 4.000%
5.595%(c)	10/06/28	589	480,629

Insurance — 0.1%
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%
6.916%(c)	01/20/29	480	407,400

Internet — 0.1%
Shutterfly, Inc.,
First Lien 2021 Refinancing Term B Loans, 3 Month LIBOR + 5.000%
6.060%(c)	09/25/26	243	194,343

Machinery-Diversified — 0.1%
Titan Acquisition Ltd. (Canada),
Initial Term Loan, 6 Month LIBOR + 3.000%
3.354%(c)	03/28/25	98	89,912
Verticcal US Newco, Inc.,
Term Loan
—%(p)	07/31/27	276	258,401

			348,313

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Media — 0.3%
Diamond Sports Group LLC,
First Lien Term Loan, Term SOFR + 8.000%
9.181%(c)	05/25/26	210	$206,647
Second Lien Term Loan, Term SOFR + 3.250%
4.431%(c)	08/24/26	217	50,099
Directv Financing LLC,
Term Loan
—%(p)	08/02/27	563	517,771
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
4.666%(c)	05/01/26	390	361,536

			1,136,053

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan - Non-PIK, 3 Month LIBOR + 10.000%
12.000%(c)	05/16/22^(d)	21	2,237

Oil & Gas — 0.4%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.021%(c)	11/01/25	885	929,250
Citgo Holding, Inc.,
Term Loan, 1 Month LIBOR + 7.000%
8.666%(c)	08/01/23	1	614
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%
7.916%(c)	03/28/24	551	542,515

			1,472,379

Packaging & Containers — 0.2%
Graham Packaging Co., Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
4.666%(c)	08/04/27	358	334,826
LABL, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 5.000%
6.666%(c)	10/30/28	324	295,998
Pactiv Evergreen Group Holdings, Inc.,
Tranche B-3 U.S. Term Loan, 1 - 3 Month LIBOR + 3.500%
5.166%(c)	09/25/28	130	121,180

			752,004

Retail — 0.8%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
7.560%(c)	12/18/26	621	586,007
EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%
6.500%(c)	03/31/26	314	297,283
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
5.416%(c)	03/06/28	542	494,149
IRB Holding Corp.,
Term Loan
—%(p)	12/15/27	306	290,819
Park River Holdings, Inc.,
Intial Term Loan, 3 Month LIBOR + 3.250%
4.217%(c)	12/28/27	194	158,304

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Retail (cont’d.)
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
5.500%(c)	03/03/28	538	$505,627
White Cap Buyer LLC,
Term Loan
—%(p)	10/19/27	544	498,063

			2,830,252

Software — 0.7%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%
5.416%(c)	10/02/25	508	470,943
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%
7.166%(c)	02/27/26	200	183,500
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.489%(c)	06/13/25	415	354,232
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%
5.666%(c)	12/01/27	1,114	1,061,366
Skillsoft Finance II, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.250%
6.187%(c)	07/14/28	622	574,198

			2,644,239

Telecommunications — 0.8%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
3.916%(c)	03/15/27	244	223,677
Cincinnati Bell, Inc.,
Term B-2 Loan, Term SOFR + 3.250%
4.875%(c)	11/22/28	701	664,152
West Corp.,
Initial Term B Loan, 1 Month LIBOR + 4.000%
5.666%(c)	10/10/24	1,476	1,244,965
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%
5.666%(c)	10/02/28	535	486,583
Second Lien Initial Term Loan, 1 Month LIBOR + 8.060%
8.666%(c)	10/01/29^	195	174,525

			2,793,902

Transportation — 0.1%
First Student Bidco, Inc.,
Initial Term B Loan, 3 Month LIBOR + 3.000%
3.983%(c)	07/21/28	313	280,773
Initial Term C Loan, 3 Month LIBOR + 3.000%
3.500%(c)	07/21/28	116	104,162

			384,935

TOTAL BANK LOANS (cost $21,795,408)			19,134,740

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BONDS — 0.1%
Media — 0.1%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	366	$169,257
4.000%	11/15/29	501	235,927

			405,184

Telecommunications — 0.0%
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	07/18/22(oo)	50	23,082

TOTAL CONVERTIBLE BONDS (cost $644,695)			428,266

CORPORATE BONDS — 78.1%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.750%	04/15/28(a)	335	243,759
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	935	789,550
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	845	667,682
Lamar Media Corp.,
Gtd. Notes
4.875%	01/15/29	315	285,707
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27	190	166,197
6.250%	06/15/25(a)	354	337,921
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29	595	477,260
Summer BC Bidco B LLC,
Sr. Sec’d. Notes, 144A
5.500%	10/31/26	400	356,438

			3,324,514

Aerospace & Defense — 1.9%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	375	345,312
5.930%	05/01/60	450	411,674
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	775	581,460
7.125%	06/15/26(a)	175	142,772
7.500%	12/01/24	1,040	975,584
7.500%	03/15/25	1,622	1,466,189
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.950%	02/01/37	245	230,924
6.750%	01/15/28	483	482,814
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25(a)	320	299,037

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	425	$342,155
5.500%	11/15/27	405	344,878
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	1,069	1,032,981
Triumph Group, Inc.,
Sr. Sec’d. Notes, 144A
8.875%	06/01/24	366	368,269

			7,024,049

Agriculture — 0.3%
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30	450	448,844
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	575	478,755

			927,599

Airlines — 1.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	250	258,747
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	605	557,391
5.750%	04/20/29	1,573	1,343,032
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26(a)	425	380,853
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	339	332,935
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	375	332,595
4.625%	04/15/29	725	614,796

			3,820,349

Apparel — 0.2%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	150	119,530
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	600	481,065

			600,595

Auto Manufacturers — 2.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29(a)	425	394,924
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	2,125	1,514,740
5.291%	12/08/46	806	619,580

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
7.400%	11/01/46	225	$218,755
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	236	212,478
4.000%	11/13/30	289	234,304
4.125%	08/17/27	1,590	1,399,950
4.271%	01/09/27(a)	900	806,139
4.542%	08/01/26	893	816,470
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	270	249,279
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	375	347,621
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	775	652,595

			7,466,835

Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	800	702,407
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26(a)	719	658,791
6.500%	04/01/27(a)	725	641,911
6.875%	07/01/28(a)	225	201,118
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	437	421,180
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	325	155,904
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	270	259,581
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	200	156,160
4.500%	02/15/32	325	241,055
5.375%	11/15/27	420	365,312
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	07/15/31(a)	1,015	821,388
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	60	56,089
5.375%	12/15/24	255	245,310
Sr. Sec’d. Notes, 144A
7.875%	01/15/29	125	121,067
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	350	328,504

			5,375,777

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks — 0.1%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	200	$166,032
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	200	147,538

			313,570

Biotechnology — 0.3%
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28(a)	825	582,555
Grifols Escrow Issuer SA (Spain),
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28(a)	485	420,654

			1,003,209

Building Materials — 1.6%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	460	390,516
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	225	200,305
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	1,039	943,142
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	390	330,123
4.875%	12/15/27(a)	480	380,286
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	575	476,087
PGT Innovations, Inc.,
Gtd. Notes, 144A
4.375%	10/01/29	360	283,906
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	675	577,115
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	250	183,515
4.375%	07/15/30	1,355	1,071,749
5.000%	02/15/27	515	467,380
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)	625	551,479

			5,855,603

Chemicals — 2.9%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,175	1,182,263
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	200	159,805

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29(a)	125	$87,220
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29(a)	339	276,887
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
4.750%	06/15/27(a)	220	196,295
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	504	451,128
Gtd. Notes, 144A
4.625%	11/15/29(a)	500	393,593
5.750%	11/15/28	406	345,969
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24(a)	700	627,800
Diamond BC BV,
Gtd. Notes, 144A
4.625%	10/01/29	295	235,856
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28	630	520,986
EverArc Escrow Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	340	284,946
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.375%	01/15/26	300	252,005
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	623	570,703
5.250%	06/01/27(a)	464	398,670
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	350	274,501
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	218	203,143
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	400	313,054
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24(d)	1,810	989,441
10.875%	08/01/24(d)	446	440,694
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25(a)	683	582,730
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	570	460,683
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	400	321,236

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25		568	$455,114
Sr. Sec’d. Notes, 144A
9.500%	07/01/25		325	326,352
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27		355	308,870

				10,659,944

Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26		293	306,582

Commercial Services — 3.6%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32(a)		860	686,088
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		180	161,005
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		415	380,578
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		525	382,339
9.750%	07/15/27		1,087	919,913
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		620	513,027
4.625%	06/01/28		400	328,569
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26		350	301,955
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		350	295,958
APi Escrow Corp.,
Gtd. Notes, 144A
4.750%	10/15/29		175	140,645
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		505	407,846
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.375%	03/01/29(a)		480	401,585
5.750%	07/15/27(a)		227	203,161
Avis Budget Finance PLC,
Gtd. Notes
4.750%	01/30/26	EUR	175	166,933
Garda World Security Corp. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	02/15/27(a)		350	300,762
Sr. Unsec’d. Notes, 144A
9.500%	11/01/27		320	294,077

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30		490	$423,577
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	(a)	449	410,942
Hertz Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/24		484	2,420
6.000%	01/15/28		379	22,740
7.125%	08/01/26		255	15,300
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	(a)	640	535,438
5.000%	12/01/29		300	231,072
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		1,075	861,424
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	(a)	425	378,694
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29		275	231,231
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.625%	10/01/28		765	710,212
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26		520	487,530
Service Corp. International,
Sr. Unsec’d. Notes
5.125%	06/01/29	(a)	635	599,457
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		1,155	1,093,582
5.250%	01/15/30		1,180	1,095,215
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26		250	243,077

				13,226,352

Computers — 0.8%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	10/31/26		200	174,234
Condor Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	(a)	290	235,730
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28		260	221,471
5.125%	04/15/29		400	339,134
5.750%	09/01/27		715	634,949
6.125%	09/01/29		215	185,872

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27		195	$178,524
Seagate HDD Cayman,
Gtd. Notes
3.125%	07/15/29	(a)	650	513,002
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25		440	420,019

				2,902,935

Cosmetics/Personal Care — 0.3%
Coty, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	04/15/26		465	426,789
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28	(a)	660	596,578

				1,023,367

Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		500	404,086
Wesco Aircraft Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	11/15/26	(a)	457	270,493

				674,579

Diversified Financial Services — 2.3%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24		125	114,725
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24		300	227,204
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26		200	169,064
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26		225	155,182
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28		850	709,255
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28		450	274,340
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26		150	118,509
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30		950	710,979
6.000%	01/15/27	(a)	592	514,345

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29	(a)	475	$370,193
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	(a)	320	303,187
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		250	191,305
4.000%	09/15/30	(a)	625	462,988
6.625%	01/15/28	(a)	645	577,180
7.125%	03/15/26		1,828	1,704,058
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		425	314,500
5.375%	10/15/25		225	197,649
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29	(a)	676	530,866
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	(a)	525	420,227
7.875%	05/01/27		175	154,404

				8,220,160

Electric — 2.8%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		276	224,739
5.250%	06/01/26		185	176,907
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28	(a)	3,541	3,140,245
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24		725	435,141
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		129	126,494
Gtd. Notes, 144A
3.625%	02/15/31		1,600	1,259,068
5.250%	06/15/29	(a)	607	542,272
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28	(a)	1,850	1,590,084
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(oo)	400	364,000
8.000%(ff)	10/15/26	(oo)	825	791,683
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29		625	525,034
5.500%	09/01/26		316	298,181
5.625%	02/15/27		582	547,208

				10,021,056

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	(a)	485	$372,257
4.750%	06/15/28		500	397,687
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.250%	06/15/28		430	425,155

				1,195,099

Electronics — 0.5%
II-VI, Inc.,
Gtd. Notes, 144A
5.000%	12/15/29	(a)	585	512,749
Imola Merger Corp.,
Sr. Sec’d. Notes, 144A
4.750%	05/15/29		622	521,571
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25		530	505,517
Sensata Technologies, Inc.,
Gtd. Notes, 144A
4.375%	02/15/30	(a)	420	359,077

				1,898,914

Engineering & Construction — 0.2%
Global Infrastructure Solutions, Inc.,
Gtd. Notes, 144A
5.625%	06/01/29		400	314,630
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28		495	392,598

				707,228

Entertainment — 2.5%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26		805	535,560
Boyne USA, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/29		465	399,948
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25	(a)	655	627,700
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		400	364,673
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27		18	17,065
Sr. Sec’d. Notes, 144A
5.500%	05/01/25	(a)	338	328,590
Cinemark USA, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/01/25		465	471,820

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	(a)	350	$349,549
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		275	226,748
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.625%	03/15/26		398	378,399
Sr. Sec’d. Notes, 144A
6.500%	05/15/27	(a)	930	914,601
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29		325	265,370
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27	(a)	1,075	874,315
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	(a)	225	172,058
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29		200	142,724
5.875%	09/01/31		400	277,468
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30		225	191,355
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		40	38,114
5.500%	04/15/27	(a)	230	208,626
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25		445	451,647
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25		440	439,979
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.875%	07/15/30		240	200,758
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	(a)	943	738,281
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25		290	282,109

				8,897,457

Environmental Control — 0.4%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28	(a)	500	415,450
4.375%	08/15/29	(a)	262	212,082
Sr. Sec’d. Notes, 144A
3.750%	08/01/25		175	162,254
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29		435	331,785

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Environmental Control (cont’d.)
Stericycle, Inc.,
Gtd. Notes, 144A
3.875%	01/15/29	(a)		495	$408,521

					1,530,092

Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25	(a)		375	360,924

Foods — 2.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.625%	01/15/27	(a)		1,845	1,650,353
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27			600	519,036
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28			450	336,595
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	(a)		200	184,453
Sr. Sec’d. Notes, 144A
4.625%	11/15/28			400	338,235
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29			116	118,036
Kraft Heinz Foods Co.,
Gtd. Notes
5.500%	06/01/50			625	600,241
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30			390	339,290
4.875%	05/15/28	(a)		685	644,892
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27		GBP	275	254,416
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26			65	64,632
8.000%	05/01/31			190	187,465
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	(a)		561	519,812
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31			525	437,985
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	(a)		425	358,552
5.500%	12/15/29	(a)		981	878,903
5.625%	01/15/28			15	14,236
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31			200	164,204

					7,611,336

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		173	$159,273
5.875%	08/20/26		1,278	1,196,962

				1,356,235

Healthcare-Products — 0.8%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28	(a)	810	741,601
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,264	1,077,529
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	(a)	1,165	968,312

				2,787,442

Healthcare-Services — 3.7%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28	(a)	587	549,168
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30		300	254,425
4.250%	12/15/27		197	183,951
4.625%	12/15/29		1,567	1,461,208
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31	(a)	1,675	1,232,143
5.250%	05/15/30		300	228,988
5.625%	03/15/27	(a)	460	389,303
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		1,979	1,418,867
4.625%	06/01/30		759	591,663
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	(a)	845	727,354
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	(a)	1,350	991,387
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		400	342,347
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28		75	64,537
Sec’d. Notes, 144A
6.250%	02/01/27		1,054	974,133
Sr. Sec’d. Notes, 144A
4.250%	06/01/29		2,650	2,239,366
4.625%	09/01/24		359	344,640
4.875%	01/01/26	(a)	730	673,429
6.125%	06/15/30		175	164,046
Sr. Unsec’d. Notes
6.875%	11/15/31		850	767,010

				13,597,965

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders — 1.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		525	$402,922
4.625%	04/01/30		300	216,845
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	(a)	500	395,048
7.250%	10/15/29		675	539,042
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		600	436,686
6.250%	09/15/27		450	376,652
Century Communities, Inc.,
Gtd. Notes, 144A
3.875%	08/15/29		650	508,239
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26		325	271,398
5.000%	03/01/28		250	209,056
KB Home,
Gtd. Notes
4.800%	11/15/29		736	619,401
7.250%	07/15/30		150	142,108
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		475	406,719
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,125	829,502
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28		325	261,757
4.750%	04/01/29		50	39,156
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26		525	456,726
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28		520	450,720

				6,561,977

Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	(a)	1,010	814,856

Household Products/Wares — 0.7%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29		925	759,356
Central Garden & Pet Co.,
Gtd. Notes
4.125%	10/15/30	(a)	550	455,984
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27	(a)	525	390,997

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Household Products/Wares (cont’d.)
Sr. Sec’d. Notes, 144A
5.000%	12/31/26		125	$106,971
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29		340	294,642
5.500%	07/15/30		544	493,141

				2,501,091

Housewares — 0.3%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	(a)	450	339,877
4.375%	02/01/32		200	151,912
4.500%	10/15/29	(a)	746	611,882
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		250	174,616

				1,278,287

Insurance — 0.1%
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29		275	214,483

Internet — 0.5%
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28		665	542,726
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27		250	205,721
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28		275	214,198
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26	(a)	275	207,651
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	09/15/27		655	634,541

				1,804,837

Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27		790	699,199

Iron/Steel — 0.6%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27		630	552,990
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29		479	447,867
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28		350	312,442
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
4.625%	03/01/29	(a)	517	456,173

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (cont’d.)
Sr. Sec’d. Notes, 144A
6.750%	03/15/26	(a)	440	$436,667
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/29		100	73,072
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29	(a)	80	69,205

				2,348,416

Leisure Time — 0.8%
Carnival Corp.,
Sec’d. Notes, 144A
10.500%	02/01/26		250	248,892
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	(a)	1,180	967,965
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
10.875%	06/01/23		635	636,907
11.500%	06/01/25		310	318,395
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		50	37,603
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29		150	119,736
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29		640	484,896

				2,814,394

Lodging — 1.6%
Boyd Gaming Corp.,
Gtd. Notes
4.750%	12/01/27	(a)	345	312,275
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	(a)	414	373,966
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		365	343,918
Marriott Ownership Resorts, Inc.,
Gtd. Notes
4.750%	01/15/28	(a)	482	423,146
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		795	705,563
4.750%	10/15/28	(a)	1,015	854,297
5.750%	06/15/25	(a)	515	490,977
6.750%	05/01/25		155	152,375
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28		730	617,010
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25		75	69,386

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	(a)	510	$466,812
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	(a)	400	248,482
5.625%	08/26/28		1,250	779,569

				5,837,776

Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	04/15/29		485	429,733
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	(a)	375	322,535
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A
4.125%	11/15/28		255	207,630

				959,898

Machinery-Diversified — 0.5%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28		475	396,362
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24		1,339	1,277,217
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27		200	178,612

				1,852,191

Media — 8.5%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	(a)	960	774,526
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		1,831	1,482,395
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		2,540	2,085,812
4.500%	06/01/33		974	774,668
4.750%	03/01/30		3,056	2,613,844
5.000%	02/01/28		1,314	1,208,234
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		740	549,115
5.375%	02/01/28		715	624,911
5.500%	04/15/27		795	721,087
6.500%	02/01/29		620	563,983
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,188	795,735
5.750%	01/15/30		1,450	1,054,897
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27		5,020	600,063

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Sec’d. Notes, 144A
5.375%	08/15/26		2,099	$535,556
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27		185	157,831
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		1,140	692,755
5.875%	11/15/24		1,529	1,296,473
7.750%	07/01/26	(a)	3,431	2,662,888
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	(a)	605	474,102
Gannett Holdings LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/26	(a)	455	380,793
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30		370	289,633
5.875%	07/15/26		168	157,275
7.000%	05/15/27		275	265,006
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	(a)	938	749,427
Sr. Sec’d. Notes, 144A
5.250%	08/15/27		206	176,314
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	(a)	605	524,116
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28	(a)	1,002	875,367
5.625%	07/15/27	(a)	690	637,042
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26		595	513,845
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28		235	181,826
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29	(a)	580	481,303
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27		95	83,167
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	12/01/30		410	325,340
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30	(a)	612	511,081
5.000%	08/01/27		513	475,894
5.500%	07/01/29		915	839,575
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29	(a)	650	614,710
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		350	330,133

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
6.625%	06/01/27	1,160	$1,106,199
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27(a)	715	665,411
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	640	573,411
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	650	539,503

			30,965,246

Mining — 1.6%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27	615	582,744
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28	635	589,919
Constellium SE,
Gtd. Notes, 144A
5.625%	06/15/28	250	226,238
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29(a)	525	399,151
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	250	240,426
7.500%	04/01/25	1,125	1,062,124
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27	330	299,143
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	315	293,631
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	300	251,099
6.125%	04/01/29(a)	355	287,861
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28(a)	625	523,200
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	585	508,685
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	275	211,826
4.750%	01/30/30(a)	500	415,791

			5,891,838

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	375	356,520

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing (cont’d.)
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	95	$82,423

			438,943

Oil & Gas — 4.9%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	300	291,797
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24^(d)	5,175	35,190
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	425	388,631
8.375%	07/15/26	628	663,839
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	550	512,896
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	270	283,012
Baytex Energy Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27(a)	325	324,218
Chesapeake Energy Corp.,
Gtd. Notes, 144A
6.750%	04/15/29(a)	1,005	974,088
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	965	947,024
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	425	367,682
6.750%	03/01/29	455	408,567
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	175	157,073
5.625%	10/15/25	31	29,360
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	455	433,395
Gulfport Energy Corp.,
Gtd. Notes
8.000%	05/17/26	545	537,018
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29(a)	575	501,858
6.000%	04/15/30	200	176,096
6.000%	02/01/31	200	173,124
6.250%	04/15/32	275	240,425
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	425	388,581
7.125%	02/01/27(a)	350	353,087
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	1,020	905,333

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
7.500%	01/15/28	575	$495,527
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	25	23,550
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.625%	09/01/30(a)	1,110	1,143,540
7.150%	05/15/28	250	258,893
8.000%	07/15/25(a)	349	367,883
8.500%	07/15/27	840	924,444
8.875%	07/15/30(a)	440	505,778
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.625%	05/01/30	325	263,703
Range Resources Corp.,
Gtd. Notes, 144A
4.750%	02/15/30(a)	1,235	1,109,796
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25(a)	340	321,107
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	350	299,389
5.375%	02/01/29	570	529,612
5.375%	03/15/30(a)	375	345,035
7.750%	10/01/27(a)	320	327,690
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29(a)	200	164,844
6.000%	04/15/27	415	395,758
Gtd. Notes, 144A
4.500%	04/30/30	400	325,198
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25(a)	267	244,981
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	144	128,754
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	300	201,373
11.500%	01/30/27	138	129,041

			17,598,190

Oil & Gas Services — 0.1%
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
4.650%	11/15/24	345	320,293
Telford Offshore Ltd. (United Arab Emirates),
Sec’d. Notes, Cash coupon 12.000% or PIK N/A
12.000%	–(rr)	689	20,675

			340,968

Packaging & Containers — 2.4%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	800	594,194

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27	800	$560,443
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	470	398,201
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	375	263,013
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.875%	11/15/29(a)	635	501,874
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	405	324,710
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	400	352,170
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	800	663,584
Iris Escrow Issuer Corp. (Canada),
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	275	221,439
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28(a)	625	505,242
6.750%	07/15/26(a)	330	296,438
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	225	169,907
10.500%	07/15/27	365	307,123
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24(a)	593	566,423
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	365	319,318
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27(a)	786	733,500
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	350	297,560
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	531	453,670
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
9.250%	08/01/24	25	22,889
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29(a)	600	511,656
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26(a)	650	612,740

			8,676,094

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals — 2.8%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	800	$657,688
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	1,293	906,893
9.250%	04/01/26	1,377	984,945
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	425	226,450
5.000%	02/15/29	196	101,819
5.250%	01/30/30	2,401	1,250,061
5.250%	02/15/31	812	416,955
6.250%	02/15/29	1,925	1,027,617
7.250%	05/30/29	161	87,370
9.000%	12/15/25	908	670,797
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30	325	274,787
6.750%	02/15/30	75	67,778
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sec’d. Notes, 144A
9.500%	07/31/27	72	15,025
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)	470	419,627
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg),
Sec’d. Notes, 144A
10.000%	06/15/29	61	42,700
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	524	463,713
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	600	517,830
Owens & Minor, Inc.,
Gtd. Notes, 144A
4.500%	03/31/29	495	404,047
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	800	568,929
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	762	579,131
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28(a)	320	297,728

			9,981,890

Pipelines — 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	375	336,301
5.750%	01/15/28	1,246	1,135,007
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	615	522,802

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes, 144A
4.500%	03/01/28	188	$159,074
Cheniere Energy Partners LP,
Gtd. Notes
4.000%	03/01/31	375	319,703
Gtd. Notes, 144A
3.250%	01/31/32(a)	650	512,366
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	200	180,942
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	125	104,820
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25(a)	346	326,380
Gtd. Notes, 144A
5.625%	05/01/27	85	75,703
8.000%	04/01/29	370	343,646
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	285	276,381
Gtd. Notes, 144A
6.750%	09/15/37	210	199,653
DT Midstream, Inc.,
Gtd. Notes, 144A
4.375%	06/15/31	475	397,072
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	12/15/22(oo)(a)	505	338,439
Sr. Unsec’d. Notes
4.150%	06/01/25	201	187,310
4.400%	04/01/24	149	145,568
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26(a)	870	755,272
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	170	163,506
6.500%	07/01/27	355	330,227
7.500%	06/01/27	50	48,169
7.500%	06/01/30	50	48,090
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26	474	420,532
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	350	296,669
7.000%	08/01/27	10	8,842
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30	615	521,043
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.375%	04/15/27	565	532,801
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30	400	381,395

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	655	$589,467
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	260	231,809
6.000%	06/01/26(a)	526	487,060
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	450	374,157
6.875%	04/15/40	700	579,153
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	875	743,987
6.000%	03/01/27	1,160	1,035,579
6.000%	12/31/30	325	271,934
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	355	311,237
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.600%	02/01/25	220	203,490
4.500%	03/01/28	565	510,000

			14,405,586

Real Estate — 0.8%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	725	608,713
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	325	308,472
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.375%	02/01/31	475	359,118
5.375%	08/01/28	355	297,507
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	675	579,774
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	04/15/30	525	388,560
5.750%	01/15/29	605	462,314

			3,004,458

Real Estate Investment Trusts (REITs) — 1.4%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	454	308,977
9.750%	06/15/25	362	357,706
Sr. Unsec’d. Notes
4.750%	02/15/28	525	386,996
Iron Mountain, Inc.,
Gtd. Notes, 144A
5.250%	03/15/28(a)	895	803,358

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27(a)		832	$739,276
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		1,000	964,968
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
4.750%	04/15/28		195	160,707
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27(a)		555	487,012
4.500%	09/01/26		55	50,674
4.500%	01/15/28		320	290,658
5.625%	05/01/24		465	459,510

				5,009,842

Retail — 3.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30		1,018	817,126
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		245	213,113
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29		475	392,369
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29		850	481,178
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		100	73,136
Bath & Body Works, Inc.,
Gtd. Notes
6.750%	07/01/36		325	259,977
6.875%	11/01/35(a)		711	577,520
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27		75	46,133
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29(a)		550	401,916
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	400	373,229
6.250%	10/30/25	EUR	473	444,320
Sr. Sec’d. Notes, 144A
8.500%	10/30/25		850	823,342
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30(a)		525	403,304
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		75	63,970
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29		600	442,175

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Gap, Inc. (The),
Gtd. Notes, 144A
3.875%	10/01/31(a)	1,215	$844,863
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28	322	272,690
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	500	319,700
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	150	114,800
Macy’s Retail Holdings LLC,
Gtd. Notes, 144A
5.875%	03/15/30(a)	355	298,916
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	1,225	788,511
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)	350	260,406
7.500%	10/15/27	325	304,522
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29	440	366,425
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	1,070	924,525
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
8.000%	11/15/26(a)	776	603,588
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29	325	254,942
6.125%	07/01/29(a)	370	291,582
Sr. Sec’d. Notes, 144A
4.625%	07/01/28(a)	365	318,811
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	551	456,913
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	391	258,818
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	783	666,176
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29(a)	425	361,086
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	200	160,226
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK N/A
8.250%	03/15/26	125	105,172
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
4.625%	01/31/32(a)	337	297,691

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	180	$163,516

			14,246,687

Semiconductors — 0.3%
ams-OSRAM AG (Austria),
Sr. Unsec’d. Notes, 144a
7.000%	07/31/25(a)	595	569,462
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28(a)	610	544,787

			1,114,249

Software — 0.7%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	500	434,231
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29(a)	454	446,051
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29	250	205,225
Sr. Sec’d. Notes, 144A
3.875%	07/01/28	245	205,971
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
5.000%	12/15/29	125	107,938
Minerva Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	485	404,693
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29(a)	435	385,938
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	530	498,348

			2,688,395

Telecommunications — 4.9%
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	517	432,851
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	10/15/29	375	287,273
8.125%	02/01/27	1,207	1,112,178
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27(a)	337	250,694
6.000%	06/15/25(a)	463	400,500
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27(a)	732	582,535
Sr. Sec’d. Notes, 144A
6.000%	03/01/26	786	724,566

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%
8.000%	04/01/25	294	$197,980
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26	958	648,507
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	4,638	2,787,881
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	530	400,653
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29	46	35,339
Sr. Sec’d. Notes, 144A
5.875%	10/15/27(a)	920	828,000
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	630	551,349
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	475	427,350
7.000%	10/15/28(a)	300	262,220
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23^(d)	1,270	1
Gtd. Notes, 144A
8.500%	10/15/24^(d)	275	—
9.750%	07/15/25^(d)	3,551	3
Sr. Sec’d. Notes, 144A
6.500%	03/15/30(a)	1,235	1,019,442
Level 3 Financing, Inc.,
Gtd. Notes, 144A
4.250%	07/01/28	125	100,162
4.625%	09/15/27	850	730,794
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	475	401,578
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26(a)	840	708,086
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	135	106,574
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	325	249,879
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24	94	93,212
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	1,725	2,079,206
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34(a)	400	303,366
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	255	245,129

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28(a)	1,170	$1,127,803
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	420	340,775
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	360	298,641
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	275	199,258

			17,933,785

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/28(a)	400	331,128

TOTAL CORPORATE BONDS (cost $346,496,787)			283,004,471

U.S. TREASURY OBLIGATION — 1.9%
U.S. Treasury Notes
2.625%	05/31/27	6,970	6,838,223

(cost $6,876,927)

	Shares

COMMON STOCKS — 3.2%
Commercial Services & Supplies — 0.0%
SAL TopCo LLC*^	21,315	21,315

Diversified Telecommunication Services — 0.0%
Windstream Holdings, Inc.*^	486	6,561

Electric Utilities — 0.6%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $1,519,216; purchased 02/28/19 )*^(f)	14,898	1,877,148
Keycon Power Holdings LLC*^	2,665	375,765

		2,252,913

Energy Equipment & Services — 0.0%
Telford Offshore Holdings Ltd.*^	25,654	2

Gas Utilities — 0.7%
Ferrellgas Partners LP (Class B Stock)^	12,289	2,531,534

Independent Power & Renewable Electricity Producers — 0.6%
Vistra Corp.	89,327	2,041,122

Internet & Direct Marketing Retail — 0.0%
MYT Holding LLC (Class B Stock)*^	63,595	48,472

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.*	63,738	68,200
iHeartMedia, Inc. (Class A Stock)*	10,969	86,545

		154,745

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*	956	$172,080

Oil, Gas & Consumable Fuels — 0.8%
Chesapeake Energy Corp.(a)	22,597	1,832,618
Chesapeake Energy Corp. Backstop Commitment	975	79,072
EP Energy Corp.*	9,416	80,036
Oasis Petroleum, Inc.	3,567	433,926
Whiting Petroleum Corp.	5,737	390,288

		2,815,940

Pharmaceuticals — 0.0%
Mallinckrodt PLC*	2,146	53,296

Specialty Retail — 0.1%
Claire’s Private Placement*^	795	198,750

Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	27,103	—

Wireless Telecommunication Services — 0.4%
Intelsat Emergence SA (Luxembourg)*	48,271	1,363,656

TOTAL COMMON STOCKS (cost $10,250,257)		11,660,386

EXCHANGE-TRADED FUNDS — 3.0%
iShares Broad USD High Yield Corporate Bond ETF	104,909	3,631,949
iShares iBoxx High Yield Corporate Bond ETF	100,303	7,383,304

TOTAL EXCHANGE-TRADED FUNDS (cost $12,929,706)		11,015,253

PREFERRED STOCKS — 0.7%
Capital Markets — 0.2%
Goldman Sachs Group, Inc. (The), 6.375%(c), 3 Month LIBOR + 3.550%, Series K, Maturing 05/10/24(oo)	26,000	676,520

Gas Utilities — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	75	75,000

Internet & Direct Marketing Retail — 0.1%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29*^	291,500	319,193

Specialty Retail — 0.4%
Claire’s Stores, Inc., CVT*^	572	1,401,400

Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	32,246	322

TOTAL PREFERRED STOCKS (cost $1,290,070)		2,472,435

	Units
RIGHTS* — 0.1%
Energy Equipment & Services — 0.1%
Vistra Corp., expiring 01/23/27^	180,881	226,101

	Units	Value

RIGHTS* (continued)
Wireless Telecommunication Services — 0.0%
Intelsat Jackson Holdings SA, Series A, CVR (Luxembourg), expiring 12/05/25^	5,054	$48,169
Intelsat Jackson Holdings SA, Series B, CVR (Luxembourg), expiring 12/05/25^	5,054	10,004

		58,173

TOTAL RIGHTS (cost $0)		284,274

WARRANTS* — 0.1%
Chemicals — 0.0%
TPC Group, Inc., expiring 08/01/24^	1,268,029	127

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	2,515	100,600

Oil, Gas & Consumable Fuels — 0.0%
Chesapeake Energy Corp., expiring 02/09/26	529	35,168
Chesapeake Energy Corp., expiring 02/09/26	588	33,293
Chesapeake Energy Corp., expiring 02/09/26	326	17,105

		85,566

TOTAL WARRANTS (cost $32,846)		186,293

TOTAL LONG-TERM INVESTMENTS (cost $403,727,574)		338,411,517

	Shares
SHORT-TERM INVESTMENTS — 23.3%
AFFILIATED MUTUAL FUND — 19.7%
PGIM Institutional Money Market Fund (cost $71,316,188; includes $71,226,106 of cash collateral for securities on loan)(b)(wa)	71,375,240	71,311,001

UNAFFILIATED FUND — 3.6%
Dreyfus Government Cash Management (Institutional Shares)	13,184,233	13,184,233

(cost $13,184,233)

TOTAL SHORT-TERM INVESTMENTS (cost $84,500,421)		84,495,234

TOTAL INVESTMENTS—116.7% (cost $488,227,995)		422,906,751
Liabilities in excess of other assets(z) — (16.7)%		(60,498,076)

NET ASSETS — 100.0%		$362,408,675

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,665,531 and 2.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,488,531; cash collateral of $71,226,106 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,519,216. The aggregate value of $1,877,148 is 0.5% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(rr)	Perpetual security with no stated maturity date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2022:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
TPC Group, Inc., DIP Facility, Term SOFR + 0.000%, 0.000%(c), Maturity Date 05/31/23 (cost $141,262)^	141	$141,254	$—	$(8)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
64	2 Year U.S. Treasury Notes	Sep. 2022	$13,441,000	$(54,903)
160	5 Year U.S. Treasury Notes	Sep. 2022	17,960,000	(58,953)
140	10 Year U.S. Treasury Notes	Sep. 2022	16,594,375	(84,876)

				(198,732)

Short Positions:
5	20 Year U.S. Treasury Bonds	Sep. 2022	693,125	5,156
5	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	771,719	10,470

				15,626

				$(183,106)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/22	BNP Paribas S.A.	GBP	245	$300,137	$297,950	$—	$(2,187)
Euro,
Expiring 07/05/22	Bank of America, N.A.	EUR	1,016	1,069,654	1,064,856	—	(4,798)

				$1,369,791	$1,362,806	—	(6,985)

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/05/22	BNP Paribas S.A.	GBP	245	$305,973	$297,950	$8,023	$—
Expiring 08/02/22	BNP Paribas S.A.	GBP	245	300,283	298,107	2,176	—
Euro,
Expiring 07/05/22	The Toronto-Dominion Bank	EUR	1,016	1,091,903	1,064,856	27,047	—
Expiring 08/02/22	Bank of America, N.A.	EUR	1,016	1,071,596	1,066,858	4,738	—

				$2,769,755	$2,727,771	41,984	—

						$41,984	$(6,985)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	12/20/22	5.000%(Q)	325	0.983%	$6,646	$5,780	$866	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	6,950	$(309,941)	$193,244	$503,185
CDX.NA.IG.38.V1	06/20/32	1.000%(Q)	7,885	109,021	204,913	95,892

				$(200,920)	$398,157	$599,077

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Total return swap agreements outstanding at June 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Morgan Stanley &Co. International PLC	12/20/22	(2,630)	$60,011	$—	$60,011
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	12/20/22	(1,870)	63,639	—	63,639
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Morgan Stanley &Co. International PLC	12/20/22	(1,790)	109,967	—	109,967
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	03/20/23	(1,570)	49,838	—	49,838
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Morgan Stanley &Co. International PLC	03/20/23	(1,480)	66,647	—	66,647
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	Barclays Bank PLC	03/20/23	(760)	35,071	—	35,071
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	06/20/23	(1,870)	84,432	—	84,432

					$469,605	$—	$469,605

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$5,780	$—	$470,471	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$1,541,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$3,387,176	$—
Bank Loans	—	18,744,858	389,882
Convertible Bonds	—	428,266	—
Corporate Bonds	—	282,969,277	35,194
U.S. Treasury Obligation	—	6,838,223	—
Common Stocks	4,905,995	1,694,844	5,059,547
Exchange-Traded Funds	11,015,253	—	—
Preferred Stocks	676,520	—	1,795,915
Rights	—	—	284,274
Warrants	85,566	—	100,727
Short-Term Investments
Affiliated Mutual Fund	71,311,001	—	—
Unaffiliated Fund	13,184,233	—	—

Total	$101,178,568	$314,062,644	$7,665,539

Other Financial Instruments*

Assets
Futures Contracts	$15,626	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	41,984	—
Centrally Cleared Credit Default Swap Agreements	—	599,077	—
OTC Credit Default Swap Agreement	—	6,646	—
OTC Total Return Swap Agreements	—	469,605	—

Total	$15,626	$1,117,312	$—

Liabilities
Unfunded Loan Commitment	$—	$—	$(8)
Futures Contracts	(198,732)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(6,985)	—

Total	$(198,732)	$(6,985)	$(8)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

							Unfunded
	Bank	Corporate	Common	Preferred			Loan
	Loans	Bonds	Stocks	Stocks	Rights	Warrants	Commitment
Balance as of 12/31/21	$591,893	$45,502	$2,956,594	$4,647,470	$249,616	$55,003	$—
Realized gain (loss)	647	(494,691)	—	234,431	—	—	—
Change in unrealized appreciation (depreciation)	(32,245)	252,925	(373,771)	(38,555)	34,658	45,724	(8)
Purchases/Exchanges/Issuances	85,291	—	—	—	—	—	—
Sales/Paydowns	(34,812)	—	(472,636)	(3,047,431)	—	—	—
Accrued discount/premium	319	231,458	—	—	—	—	—
Transfers into Level 3*	139,196	—	2,949,360	—	—	—	—
Transfers out of Level 3*	(360,407)	—	—	—	—	—	—

Balance as of 06/30/22	$389,882	$35,194	$5,059,547	$1,795,915	$284,274	$100,727	$(8)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(29,256)	$(195,540)	$(373,771)	$(38,555)	$34,658	$45,724	$(8)

*

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels due to a change in observable and/or unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of June 30, 2022	Valuation Approach	Valuation Methodology	Unobservable Inputs
Bank Loans	$2,237	Market	Enterprise Value	Discretionary Discount Rate
Bank Loans	85,286	Market	Transaction Based	Unadjusted Purchase Price
Corporate Bonds	35,190	Market	Transaction Based	Unadjusted Last Traded Price
Corporate Bonds	4	Market	Contingent Value	Contingent Value
Common Stocks	2,580,006	Market	Enterprise Value	EBITDA Multiple
Common Stocks	375,765	Market	Enterprise Value	Estimated Cash Flow
Common Stocks	2	Market	Worthless	Estimated Future Value
Preferred Stocks	322	Market	Enterprise Value	EBITDA Multiple
Preferred Stocks	75,000	Market	Transaction Based	Unadjusted Last Traded Price
Rights	58,173	Market	Contingent Value	Contingent Value
				Estimated Future
Warrants	127	Market	Worthless	Distributions
Unfunded Loan Commitments	(8)	Market	Transaction Based	Unadjusted Purchase Price

	$3,212,104

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of June 30, 2022, the aggregate value of these securities and/or derivatives was $4,453,427. The unobservable inputs for these investments were not developed by the Portfolio and are not readily available.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Fund (19.7% represents investments purchased with collateral from securities on loan)	19.7%
Media	8.9
Telecommunications	5.7
Oil & Gas	5.3
Retail	4.7
Pipelines	4.0
Healthcare-Services	3.9
Commercial Services	3.6
Unaffiliated Fund	3.6
Exchange-Traded Funds	3.0
Chemicals	3.0
Electric	3.0
Pharmaceuticals	2.8
Packaging & Containers	2.6
Entertainment	2.6
Foods	2.3
Diversified Financial Services	2.3
Auto Manufacturers	2.1
Aerospace & Defense	1.9
U.S. Treasury Obligation	1.9
Home Builders	1.8
Building Materials	1.7
Auto Parts & Equipment	1.7
Mining	1.6
Lodging	1.6
Software	1.4
Real Estate Investment Trusts (REITs)	1.4

Airlines	1.1%
Advertising	0.9
Collateralized Loan Obligations	0.9
Real Estate	0.8
Computers	0.8
Oil, Gas & Consumable Fuels	0.8
Leisure Time	0.8
Healthcare-Products	0.8
Gas Utilities	0.7
Household Products/Wares	0.7
Iron/Steel	0.6
Cosmetics/Personal Care	0.6
Electric Utilities	0.6
Machinery-Diversified	0.6
Independent Power & Renewable Electricity Producers	0.6
Internet	0.6
Electronics	0.5
Environmental Control	0.5
Specialty Retail	0.5
Housewares	0.4
Wireless Telecommunication Services	0.4
Gas	0.4
Electrical Components & Equipment	0.3
Semiconductors	0.3
Biotechnology	0.3
Machinery-Construction & Mining	0.3
Agriculture	0.3
Home Furnishings	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Engineering & Construction	0.2%
Investment Companies	0.2
Capital Markets	0.2
Distribution/Wholesale	0.2
Insurance	0.2
Apparel	0.2
Miscellaneous Manufacturing	0.1
Transportation	0.1
Internet & Direct Marketing Retail	0.1
Food Service	0.1
Oil & Gas Services	0.1
Trucking & Leasing	0.1
Banks	0.1

Coal	0.1%
Beverages	0.1
Multiline Retail	0.1
Energy Equipment & Services	0.1
Commercial Services & Supplies	0.0	*
Diversified Telecommunication Services	0.0	*
Technology Hardware, Storage & Peripherals	0.0	*

	116.7
Liabilities in excess of other assets	(16.7)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$599,077	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	5,780		—	—
Credit contracts	Unrealized appreciation on OTC swap agreements	866		—	—
	Unrealized appreciation on OTC			Unrealized depreciation on OTC
Foreign exchange contracts	forward foreign currency exchange contracts	41,984		forward foreign currency exchange contracts	6,985
Interest rate contracts	Due from/to broker-variation margin futures	15,626	*	Due from/to broker-variation margin futures	198,732	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	469,605		—	—

		$1,132,938			$205,717

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$1,122,778
Foreign exchange contracts	—	56,759	—
Interest rate contracts	(2,659,861)	—	(103,063)

Total	$(2,659,861)	$56,759	$1,019,715

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$674,651
Foreign exchange contracts	—	36,096	—
Interest rate contracts	(329,524)	—	442,966

Total	$(329,524)	$36,096	$1,117,617

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$54,040,034
Futures Contracts - Short Positions (1)	2,727,323
Forward Foreign Currency Exchange Contracts - Purchased (2)	742,189
Forward Foreign Currency Exchange Contracts - Sold (2)	1,628,165
Credit Default Swap Agreements - Buy Protection (1)	21,916,600
Credit Default Swap Agreements - Sell Protection (1)	325,000
Total Return Swap Agreements (1)	4,906,667

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$69,488,531	$(69,488,531)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$4,738	$(4,798)	$(60)	$—	$(60)
Barclays Bank PLC	35,071	—	35,071	—	35,071
BNP Paribas S.A.	208,108	(2,187)	205,921	—	205,921
Credit Suisse International	6,646	—	6,646	—	6,646
Morgan Stanley & Co. International PLC	236,625	—	236,625	(236,625)	—
The Toronto-Dominion Bank	27,047	—	27,047	—	27,047

	$518,235	$(6,985)	$511,250	$(236,625)	$274,625

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST HIGH YIELD PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $69,488,531:
Unaffiliated investments (cost $416,911,807)	$351,595,750
Affiliated investments (cost $71,316,188)	71,311,001
Cash	33,511
Foreign currency, at value (cost $25,102)	24,660
Dividends and interest receivable	6,272,826
Receivable for investments sold	3,443,044
Deposit with broker for centrally cleared/exchange-traded derivatives	1,541,000
Unrealized appreciation on OTC swap agreements	470,471
Due from broker-variation margin futures	280,102
Unrealized appreciation on OTC forward foreign currency exchange contracts	41,984
Receivable for Portfolio shares sold	36,546
Due from broker-variation margin swaps	10,731
Premiums paid for OTC swap agreements	5,780
Prepaid expenses	895

Total Assets	435,068,301

LIABILITIES
Payable to broker for collateral for securities on loan	71,226,106
Accrued expenses and other liabilities	621,726
Payable for investments purchased	588,651
Payable for Portfolio shares purchased	115,106
Management fee payable	89,802
Distribution fee payable	10,062
Unrealized depreciation on OTC forward foreign currency exchange contracts	6,985
Trustees’ fees payable	668
Affiliated transfer agent fee payable	512
Unrealized depreciation on unfunded loan commitments	8

Total Liabilities	72,659,626

NET ASSETS	$362,408,675

Net assets were comprised of:
Partners’ Equity	$362,408,675

Net asset value and redemption price per share, $362,408,675 / 33,716,268 outstanding shares of beneficial interest	$10.75

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $2,867 foreign withholding tax)	$12,691,857
Unaffiliated dividend income	701,729
Income from securities lending, net (including affiliated income of $57,312)	86,619
Affiliated dividend income	704

Total income	13,480,909

EXPENSES
Management fee	1,429,547
Distribution fee	617,760
Custodian and accounting fees	69,060
Audit fee	25,885
Legal fees and expenses	12,682
Trustees’ fees	8,188
Shareholders’ reports	4,558
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,724
Miscellaneous	19,910

Total expenses	2,191,314
Less: Fee waiver and/or expense reimbursement	(89,239)

Net expenses	2,102,075

NET INVESTMENT INCOME (LOSS)	11,378,834

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(33,213))	(7,384,648)
Futures transactions	(2,659,861)
Forward currency contract transactions	56,759
Swap agreements transactions	1,019,715
Foreign currency transactions	5,986

(8,962,049)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,977)	(73,039,954)
Futures	(329,524)
Forward currency contracts	36,096
Swap agreements	1,117,617
Foreign currencies	3,022
Unfunded loan commitment	(568)

(72,213,311)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(81,175,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(69,796,526)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$11,378,834	$32,306,095
Net realized gain (loss) on investment and foreign currency transactions	(8,962,049)	14,802,226
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(72,213,311)	2,277,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(69,796,526)	49,385,987

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,100,160 and 6,581,785 shares, respectively]	35,647,478	79,505,220
Portfolio shares purchased [21,978,092 and 26,080,490 shares, respectively]	(256,489,465)	(317,812,582)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(220,841,987)	(238,307,362)

TOTAL INCREASE (DECREASE)	(290,638,513)	(188,921,375)
NET ASSETS:
Beginning of period	653,047,188	841,968,563

End of period	$362,408,675	$653,047,188

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST HIGH YIELD PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.42		$11.68	$11.38	$9.87		$10.07		$9.37

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27		0.51	0.57	0.64		0.60		0.56
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.94)		0.23	(0.27)	0.87		(0.80)		0.14

Total from investment operations	(1.67)		0.74	0.30	1.51		(0.20)		0.70

Capital Contributions	—		—	—	—	(b)(c)	—	(c)(d)	—

Net Asset Value, end of period	$10.75		$12.42	$11.68	$11.38		$9.87		$10.07

Total Return(e)	(13.45)%		6.34%	2.64%	15.30	%(f)	(1.99	)%(f)	7.47%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$362		$653	$842	$654		$727		$958
Average net assets (in millions)	$498		$768	$606	$672		$875		$1,217
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.85	%(h)	0.85%	0.87%	0.88%		0.86%		0.85%
Expenses before waivers and/or expense reimbursement	0.89	%(h)	0.86%	0.87%	0.88%		0.86%		0.85%
Net investment income (loss)	4.60	%(h)	4.21%	5.17%	5.92%		5.92%		5.69%
Portfolio turnover rate(i)(j)	22%		44%	72%	59%		44%		52%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

		Shares	Value

LONG-TERM INVESTMENTS — 91.9%

AFFILIATED MUTUAL FUND — 8.4%
AST PGIM Fixed Income Central Fund* (cost $896,658,948)(wd)		89,665,895	$902,935,560

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.6%
Collateralized Debt Obligations — 0.8%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
2.229%(c)	01/15/37	10,000	9,699,363
Series 2022-FL02, Class A, 144A, 1 Month Term SOFR + 1.850% (Cap N/A, Floor 1.850%)
3.129%(c)	05/15/37	12,500	12,250,742
KREF Ltd.,
Series 2022-FL03, Class A, 144A, 1 Month Term SOFR + 1.450% (Cap N/A, Floor 1.450%)
2.957%(c)	02/17/39	10,000	9,685,054
MF1 LLC,
Series 2022-FL9, Class A, 144A, 1 Month Term SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.960%(c)	06/19/37	38,800	38,033,704
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
2.142%(c)	02/19/37	12,800	12,307,487

			81,976,350

Collateralized Loan Obligations — 3.7%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month Term SOFR + 1.390% (Cap N/A, Floor 1.390%)
1.631%(c)	04/20/35	3,000	2,896,065
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	10/17/32	19,300	18,792,427
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.258%(c)	10/21/34	8,500	8,223,880
Series 2022-01A, Class A1, 144A, 3 Month Term SOFR + 1.320% (Cap N/A, Floor 1.320%)
2.219%(c)	04/18/35	12,000	11,531,888
Battalion CLO Ltd.,
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.183%(c)	12/19/32	11,500	11,155,244
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.994%(c)	10/15/30	12,250	12,016,309
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
1.348%(c)	01/25/33	10,000	9,713,290

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	07/20/34	3,500	$3,368,974
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.366%(c)	01/17/34	5,000	4,855,342
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
2.234%(c)	07/15/34	4,500	4,331,887
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
2.103%(c)	10/20/34	20,640	20,066,679
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.363%(c)	02/05/31	993	973,870
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34	5,375	5,168,421
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.984%(c)	07/18/30	10,000	9,815,302
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.064%(c)	10/17/31	6,750	6,597,215
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.233%(c)	07/20/34	8,000	7,747,417
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.124%(c)	10/15/32	5,000	4,849,463
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)
2.136%(c)	10/15/32	5,000	4,899,908
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.084%(c)	07/15/29	14,065	13,888,178
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
2.414%(c)	10/23/34	4,000	3,853,811
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.306%(c)	06/20/34	11,750	11,327,572
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
2.883%(c)	09/01/31	25,000	24,616,643
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A
0.000%(cc)	07/15/33	25,000	25,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month Term SOFR + 1.250% (Cap N/A, Floor 1.250%)
1.658%(c)	01/15/33	15,000	$14,620,466
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
3.618%(c)	07/18/31	25,000	25,000,000
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A
0.000%(cc)	07/20/33	21,250	21,157,456
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.254%(c)	10/23/31	7,250	7,094,622
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.284%(c)	07/23/33	7,500	7,308,215
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.419%(c)	10/29/34	2,500	2,405,043
Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)
2.131%(c)	10/20/32	12,000	11,684,342
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.223%(c)	07/20/34	8,500	8,232,942
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.284%(c)	04/15/34	7,750	7,466,652
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.124%(c)	10/17/32	20,000	19,430,418
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
2.123%(c)	10/20/29	17,686	17,463,320
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/31	25,250	24,764,506
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34	1,500	1,443,803
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
2.334%(c)	04/15/30	1,955	1,930,431

			395,692,001

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	$2,726,510

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
2.264%(c)	05/25/34	856	797,891
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.324%(c)	09/25/34	636	596,112
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.704%(c)	03/25/33	247	241,562

			1,635,565

Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	1,302	1,285,568

Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
3.974%(c)	04/25/23	880	870,625
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.424%(c)	06/25/24	8,350	8,133,097

			9,003,722

Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
2.404%(c)	11/25/34	449	421,574
Series 2004-ECC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.524%(c)	12/25/34	1,630	1,540,280
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
4.265%(cc)	07/27/50	2,869	2,679,792
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.524%(c)	05/25/34	653	610,608

			5,252,254

TOTAL ASSET-BACKED SECURITIES (cost $503,062,835)			497,571,970

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.4%
Arbor Multifamily Mortgage Securities Trust,
Series 2022-MF04, Class A5, 144A
3.403%(cc)	02/15/55	25,000	22,879,808

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BANK,
Series 2019-BN20, Class A2
2.758%	09/15/62	6,845	$6,229,197
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,938	2,815,147
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	11,045	9,988,545
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	9,451,118
Series 2022-C15, Class A5
3.662%(cc)	04/15/55	3,480	3,294,152
Benchmark Mortgage Trust,
Series 2020-IG01, Class A3
2.687%	09/15/43	5,120	4,539,089
Series 2022-B33, Class A5
3.458%	03/15/55	12,400	11,602,535
BMO Mortgage Trust,
Series 2022-C01, Class A5
3.374%(cc)	02/15/55	8,000	7,325,070
Series 2022-C02, Class A5
4.974%(cc)	07/15/54	48,000	49,715,045
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,890	12,385,203
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,310	9,912,305
Series 2017-CD04, Class A3
3.248%	05/10/50	8,993	8,609,333
Series 2019-CD08, Class A3
2.657%	08/15/57	19,000	16,847,935
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	15,030	14,576,020
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	2,790	2,612,195
Series 2016-P04, Class A3
2.646%	07/10/49	2,536	2,358,824
Series 2017-C04, Class A2
3.190%	10/12/50	18,843	18,803,277
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	18,268	18,208,488
Series 2013-CR12, Class A3
3.765%	10/10/46	3,561	3,515,396
Series 2014-CR20, Class A3
3.326%	11/10/47	7,060	6,921,943
Series 2014-LC17, Class A5
3.917%	10/10/47	18,000	17,863,891
Series 2014-UBS02, Class A5
3.961%	03/10/47	14,618	14,533,552
Series 2014-UBS04, Class A5
3.694%	08/10/47	6,712	6,630,660

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-COR01, Class A3
2.826%	10/10/49	6,114	$5,751,963
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class D, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.924%(c)	05/15/36	1,780	1,730,692
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.474%(c)	05/15/36	4,000	3,838,846
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,348,913
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,000	6,811,824
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	3,891	3,815,970
Fannie Mae-Aces,
Series 2018-M12, Class A2
3.773%(cc)	08/25/30	9,400	9,406,809
Series 2019-M25, Class A2
2.330%(cc)	11/25/29	5,000	4,585,867
Series 2022-M03, Class A2
1.764%(cc)	11/25/31	24,000	20,367,538
Series 2022-M04, Class 2A2
1.249%(cc)	12/25/30	43,000	36,038,855
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.289%(cc)	05/25/26	38,290	1,586,661
Series K093, Class XAM, IO
1.333%(cc)	05/25/29	51,135	3,632,835
Series K106, Class XAM, IO
1.729%(cc)	02/25/30	54,548	5,807,038
Series K734, Class X1, IO
0.785%(cc)	02/25/26	120,711	2,345,821
Series K736, Class XAM, IO
1.835%(cc)	07/25/26	63,677	3,948,191
Series K737, Class XAM, IO
1.119%(cc)	10/25/26	46,658	1,812,099
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class A3
2.773%	11/10/45	12,608	12,584,798
Series 2014-GC18, Class A4
4.074%	01/10/47	16,303	16,245,157
Series 2014-GC24, Class A4
3.666%	09/10/47	4,720	4,648,100
Series 2015-GC34, Class A3
3.244%	10/10/48	9,823	9,534,362
Series 2016-GS04, Class A3
3.178%	11/10/49	3,489	3,322,915
Series 2018-GS09, Class A3
3.727%	03/10/51	7,275	7,029,141
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	687	681,201
Series 2013-C15, Class A5
4.131%	11/15/45	6,500	6,493,595

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-C17, Class A4
4.199%	01/15/47	7,780	$7,771,045
Series 2014-C18, Class A5
4.079%	02/15/47	29,090	28,969,486
Series 2014-C24, Class A4A1
3.373%	11/15/47	1,500	1,468,754
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A5
3.490%	07/15/50	5,010	4,834,865
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	8,768	8,368,745
Series 2017-C5, Class A5
3.694%	03/15/50	7,669	7,477,175
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	7,318	7,298,137
Series 2013-C10, Class A5
3.143%	12/15/47	15,301	15,193,922
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C06, Class A4
2.858%	11/15/45	5,605	5,598,080
Series 2016-C30, Class A4
2.600%	09/15/49	6,628	6,236,070
Series 2016-C31, Class A4
2.840%	11/15/49	8,000	7,565,582
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	7,000	5,937,567
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3
3.720%	02/15/51	6,600	6,436,597
Series 2018-C10, Class A3
4.048%	05/15/51	2,000	1,953,017
Series 2018-C12, Class A2
4.152%	08/15/51	3,046	3,023,939
Series 2018-C14, Class A3
4.180%	12/15/51	15,000	14,504,505
Series 2019-C17, Class A2
2.313%	10/15/52	7,291	6,975,017
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	5,583	5,579,706
Series 2013-C05, Class A4
3.185%	03/10/46	19,376	19,280,222
Series 2013-C06, Class A4
3.244%	04/10/46	15,700	15,593,424
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC05, Class A3
2.918%	10/15/45	2,151	2,148,704
Series 2013-LC12, Class A4
4.218%(cc)	07/15/46	6,995	6,985,540
Series 2015-NXS01, Class A4
2.874%	05/15/48	8,950	8,731,703
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,704	14,590,221

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C41, Class A3
3.210%	11/15/50		15,610	$14,746,330
Series 2020-C56, Class A4
2.194%	06/15/53		5,520	4,762,084

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $706,939,853)				691,018,356

CORPORATE BONDS — 24.5%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30		9,200	7,634,406
3.625%	02/01/31		6,000	5,192,902
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32		11,900	11,740,220

				24,567,528

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32		6,000	4,518,620
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		7,730	7,078,529
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28		6,210	5,873,052
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25		5,000	4,980,799

				22,451,000

Airlines — 0.1%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23		5,000	4,975,869
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		2,815	2,839,927
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,215	1,077,609
4.625%	04/15/29		240	203,519

				9,096,924

Apparel — 0.0%
Michael Kors USA, Inc.,
Gtd. Notes, 144A
4.250%	11/01/24		3,079	2,944,488

Auto Manufacturers — 1.0%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.700%	04/01/32	(a)	8,000	7,523,272

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25	(a)	500	$466,044
4.950%	05/28/27	(a)	12,875	11,948,725
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		9,795	9,887,814
6.600%	04/01/36		3,385	3,431,635
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25		8,000	7,906,895
Sr. Unsec’d. Notes
3.100%	01/12/32	(a)	18,780	15,093,107
5.000%	04/09/27		13,805	13,540,236
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.350%	06/08/25		1,885	1,813,351
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31	(a)	7,300	5,794,573
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
4.450%	06/29/29		28,780	29,143,478

				106,549,130

Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
3.250%	03/01/32	(a)	7,780	6,609,640

Banks — 9.9%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31		300	263,773
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29		1,005	922,699
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.625%(ff)	01/24/32	(oo)	270	221,211
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.131%(c)	04/12/23		2,200	2,206,146
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		9,400	8,983,191
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
3.750%	04/11/24		285	282,475
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)	4,000	3,390,583
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		19,755	16,300,639
2.687%(ff)	04/22/32		13,055	10,969,779
2.972%(ff)	02/04/33		19,695	16,787,377
4.571%(ff)	04/27/33	(a)	99,228	96,571,790
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		5,805	4,644,511

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.824%(ff)	01/20/28		5,000	$4,794,177
4.078%(ff)	04/23/40		2,365	2,078,725
4.376%(ff)	04/27/28	(a)	25,000	24,632,895
Sub. Notes, MTN
4.200%	08/26/24		9,015	9,035,025
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		7,060	6,912,287
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		10,740	10,539,887
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		320	282,592
3.132%(ff)	01/20/33		30,000	25,125,507
3.375%	01/09/25		992	969,407
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31		6,500	5,626,920
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32		1,570	1,272,896
3.057%(ff)	01/25/33		24,500	20,810,345
3.785%(ff)	03/17/33		59,567	53,790,671
4.658%(ff)	05/24/28	(a)	25,000	24,817,434
4.910%(ff)	05/24/33		31,780	31,371,332
Sub. Notes
4.450%	09/29/27		17,330	17,038,207
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23		1,250	1,241,930
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32		785	627,794
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
4.298%(ff)	04/01/28		15,000	14,232,478
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.686%	03/19/26		600	538,184
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		3,250	3,074,890
4.250%	03/13/26		2,100	2,050,341
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		3,760	3,300,197
2.615%(ff)	04/22/32		1,000	829,673
2.650%(ff)	10/21/32		1,975	1,628,139
3.102%(ff)	02/24/33	(a)	80,765	69,067,190
3.615%(ff)	03/15/28		36,130	34,235,008
3.814%(ff)	04/23/29		16,650	15,698,512
3.850%	01/26/27		240	232,188
Grupo Aval Ltd. (Colombia),
Gtd. Notes
4.375%	02/04/30		400	303,874
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26		1,500	1,376,010
4.583%(ff)	06/19/29		3,800	3,659,832

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.869%(ff)	03/28/26		15,200	$14,908,461
4.017%(ff)	03/28/28		3,605	3,440,240
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25	(a)(oo)	6,000	4,954,471
Sr. Unsec’d. Notes
1.040%(ff)	02/04/27		760	671,735
2.580%(ff)	04/22/32		4,200	3,536,427
2.963%(ff)	01/25/33		34,470	29,597,766
3.509%(ff)	01/23/29		17,000	15,913,713
4.565%(ff)	06/14/30		87,895	86,416,593
4.586%(ff)	04/26/33		37,557	36,929,875
KeyCorp,
Sr. Unsec’d. Notes, MTN
4.789%(ff)	06/01/33	(a)	11,540	11,376,863
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28		14,500	13,098,776
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28		31,450	30,767,545
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29		5,000	4,752,894
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		10,710	8,868,278
2.943%(ff)	01/21/33	(a)	110,080	94,369,135
Sub. Notes, MTN
3.950%	04/23/27		655	634,964
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		200	197,906
Northern Trust Corp.,
Sr. Unsec’d. Notes
4.000%	05/10/27	(a)	9,230	9,295,247
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
3.625%	05/04/27	(a)	8,750	8,501,012
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
3.337%(ff)	01/21/33		5,000	4,094,253
4.677%	06/15/27		13,000	12,916,421
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		20,000	19,806,157
State Street Corp.,
Sr. Unsec’d. Notes
4.421%(ff)	05/13/33		3,635	3,574,128
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.550%	03/10/25	(a)	7,130	6,868,715
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
3.200%	03/10/32		12,890	11,498,686
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27		1,635	1,449,267

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.125%	09/24/25		7,370	$7,310,666
4.488%(ff)	05/12/26		2,930	2,918,896
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32		565	449,129
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		5,000	4,298,879
2.879%(ff)	10/30/30		12,770	11,231,087
3.350%(ff)	03/02/33		45,000	39,941,259
3.526%(ff)	03/24/28		16,995	16,126,773

				1,073,454,938

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29		6,500	6,623,897

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.350%	02/22/32	(a)	8,500	7,783,025
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.250%	04/27/32	(a)	6,995	6,839,551

				14,622,576

Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29		350	310,673
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/29		10,965	9,471,472
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26		322	320,136
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24		640	643,224

				10,745,505

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25		7,475	7,706,973
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.550%	11/30/25		131	133,384
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	(a)	607	620,799
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30		350	367,503
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		3,295	3,316,148

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26		5,000	$4,994,700
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		4,000	3,975,469

				21,114,976

Commercial Services — 0.5%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		1,050	838,178
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22		170	169,958
3.800%	11/01/25		2,445	2,401,259
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		8,500	7,127,827
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
4.400%	06/01/32	(a)	30,000	29,692,574
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	05/20/32	(a)	2,945	2,986,482
S&P Global, Inc.,
Gtd. Notes, 144A
2.900%	03/01/32		10,680	9,515,293
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30		1,055	979,196

				53,710,767

Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.625%	03/24/32	(a)	6,200	5,720,884

Distribution/Wholesale — 0.1%
Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A
4.650%	04/20/32		6,465	6,081,266

Diversified Financial Services — 0.5%
American Express Co.,
Sr. Unsec’d. Notes
2.550%	03/04/27		6,050	5,639,423
4.050%	05/03/29		8,330	8,185,076
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.500%	05/13/32		12,120	11,911,173
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30		7,980	7,066,540
4.927%(ff)	05/10/28	(a)	9,970	9,882,074
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.900%	03/03/32	(a)	5,065	4,454,857

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30		8,650	$7,740,401

				54,879,544

Electric — 1.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		7,510	7,289,143
4.700%	05/15/32	(a)	11,035	10,996,578
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37		1,405	1,536,292
6.125%	04/01/36		1,160	1,279,084
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		500	415,330
5.000%	02/01/31		725	597,804
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28		1,942	1,891,069
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27		9,910	9,640,572
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		2,500	2,373,193
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26		450	425,658
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	(a)	17,760	15,757,138
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27		435	411,374
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28		3,980	3,862,180
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27		390	369,395
Entergy Louisiana LLC,
Collateral Trust Bond
3.250%	04/01/28		445	418,498
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29		10,900	10,649,660
FEL Energy VI Sarl (Mexico),
Sr. Sec’d. Notes
5.750%	12/01/40		471	344,351
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		1,250	1,229,994
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32		10,580	10,628,895

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	$770,704
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	925	913,939
Kallpa Generacion SA (Peru),
Gtd. Notes, 144A
4.125%	08/16/27	290	261,423
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,100,330
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes
4.375%	06/18/26	200	175,390
Gtd. Notes, 144A
4.375%	06/18/26	200	175,390
Louisville Gas & Electric Co.,
First Mortgage, Series 25
3.300%	10/01/25	3,065	3,022,092
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	12,015,186
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,309,276
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,235,325
Public Service Co. of Colorado,
First Mortgage, Series 38
4.100%	06/01/32	16,085	16,030,582
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	530	519,749
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	5,000	4,721,909
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	6,855	6,880,695
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28	5,000	4,830,074
Union Electric Co.,
First Mortgage
2.950%	03/15/30	6,500	5,910,038
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
3.750%	05/15/27	19,420	19,238,445
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,034,922
5.625%	02/15/27	3,000	2,820,659
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,580	2,489,976

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32		2,120	$2,106,139

				174,678,451

Energy-Alternate Sources — 0.0%
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes
7.750%	02/02/27		200	144,544
Azure Power Solar Energy Pvt. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
5.650%	12/24/24	(a)	400	377,382

				521,926

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		300	258,587
5.500%	07/31/47		4,220	2,882,414

				3,141,001

Entertainment — 0.7%
Magallanes, Inc.,
Gtd. Notes, 144A
3.528%	03/15/24		500	490,049
4.279%	03/15/32		86,995	77,720,232

				78,210,281

Environmental Control — 0.1%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	(a)	9,035	8,047,789

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		9,170	8,665,242
4.375%	06/01/46	(a)	675	562,321
4.875%	10/01/49		130	114,968
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		1,370	1,232,323
4.200%	04/01/59		1,190	1,081,785

				11,656,639

Gas — 0.1%
Southern California Gas Co.,
Sr. Unsec’d. Notes
2.950%	04/15/27	(a)	10,820	10,267,370

Healthcare-Services — 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,000	989,171
HCA, Inc.,
Gtd. Notes
4.500%	02/15/27	(a)	4,600	4,426,351
5.125%	06/15/39		3,800	3,330,589

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Gtd. Notes, 144A
3.125%	03/15/27	(a)	4,270	$3,902,833
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52		125	116,070
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52		3,360	3,371,392
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30		270	237,871
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
2.076%	12/13/31		5,000	4,268,165
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30		8,980	8,284,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/30		1,450	1,359,236
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/32	(a)	68,800	68,816,182

				99,101,860

Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24		1,000	973,313

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.100%	04/01/23		13,855	13,739,084

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26		2,655	2,598,691
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26		3,045	2,992,682
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.450%	10/15/30	(a)	4,005	3,253,240
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/05/32		6,685	5,998,735
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		2,700	2,051,302
4.569%	02/01/29		2	1,962
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27		500	479,790
3.625%	03/30/23		355	355,292

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22		1,185	$1,181,657

				18,913,351

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.600%	04/13/32		6,100	5,879,085
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32		450	361,958

				6,241,043

Iron/Steel — 0.2%
Nucor Corp.,
Sr. Unsec’d. Notes
3.125%	04/01/32	(a)	7,300	6,363,308
4.300%	05/23/27		11,570	11,525,061

				17,888,369

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
3.900%	06/07/32	(a)	2,110	2,085,130

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23	(a)	3,575	3,554,042
5.375%	06/01/29		2,600	2,368,899
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32		7,250	5,493,193
4.400%	04/01/33	(a)	25,000	22,396,142
6.384%	10/23/35		5,822	5,876,058
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40		1,510	1,324,359
4.150%	10/15/28		25,000	24,936,682
4.200%	08/15/34		1,575	1,517,020
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26		7,500	7,176,576
Paramount Global,
Sr. Unsec’d. Notes
4.200%	05/19/32		1,555	1,378,280

				76,021,251

Mining — 0.2%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		900	886,838
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		4,267	4,527,043

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32	12,000	$9,900,845
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	2,970	2,387,366

			17,702,092

Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
4.250%	09/15/27	10,895	10,838,034

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	445	444,223

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	5,884,913

Oil & Gas — 0.7%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	1,640	1,473,823
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	2,006
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	10,000	8,282,388
4.250%	04/15/27	4,950	4,856,944
4.400%	04/15/29	3,000	2,891,142
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	6,620	6,065,433
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.750%	06/30/30	210	187,603
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31	10,000	8,310,851
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	2,000	2,063,613
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	7,812,707
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,090	1,706,584
2.150%	01/15/31	10,515	8,665,034
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	1,750	1,467,631
4.350%	06/01/28	7,335	7,134,497

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27		15,970	$15,883,906

				76,804,162

Packaging & Containers — 0.1%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32		3,605	3,200,681
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26		12,590	12,661,913

				15,862,594

Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29		52,370	48,150,793
3.850%	06/15/24		575	574,872
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.950%	03/15/32	(a)	9,540	8,757,039
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25		530	519,963
4.375%	10/15/28		14,520	14,387,315
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28		4,944	4,895,020
4.780%	03/25/38		1,775	1,680,085
5.000%	12/01/24		700	715,050
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30		2,805	2,329,975
2.150%	12/10/31	(a)	10,465	9,008,605
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		4,773	3,791,630
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.000%	11/26/28		10,000	10,198,602

				105,008,949

Pipelines — 1.2%
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	(a)	15,000	13,506,801
4.000%	10/01/27		1,510	1,428,361
4.950%	06/15/28		15,325	15,100,875
5.500%	06/01/27		5,000	5,074,189
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29		7,750	6,977,759
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		225	216,760
7.500%	06/01/30		225	216,405

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28		8,455	$8,018,713
4.125%	03/01/27		2,980	2,884,046
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	(a)	2,525	2,550,696
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27		1,535	1,478,962
4.500%	03/15/50		3,135	2,497,305
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29		10,000	8,823,777
4.650%	10/15/25		2,185	2,169,212
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24		4,340	4,378,586
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33		2,385	2,160,255
5.200%	07/01/27		33,620	33,754,676
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28		3,610	3,504,044
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28		4,255	4,194,173
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31		7,500	6,284,468
4.300%	03/04/24		1,000	1,003,770

				126,223,833

Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		3,750	3,697,467
3.850%	02/01/25		5,575	5,488,823
Extra Space Storage LP,
Gtd. Notes
3.900%	04/01/29		8,500	7,972,066
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32		150	128,549
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28		6,490	5,538,725
2.250%	01/15/32		7,500	5,971,847
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32		9,930	8,966,293
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		3,000	2,894,903

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP,
Sr. Unsec’d. Notes
4.750%	02/15/28	(a)	8,970	$8,568,610
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30		1,500	1,319,764

				50,547,047

Retail — 0.4%
Advance Auto Parts, Inc.,
Gtd. Notes
3.900%	04/15/30		1,610	1,465,994
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	(a)	6,700	5,780,588
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32	(a)	25,000	23,318,954
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30		8,665	8,359,839
4.700%	06/15/32		6,615	6,594,560
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50		900	710,191

				46,230,126

Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28		1,555	1,440,007
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	(a)	13,058	12,535,846
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		1,153	880,720
3.419%	04/15/33		7,900	6,530,697
4.150%	04/15/32	(a)	14,500	13,127,424
4.926%	05/15/37		3,975	3,570,324
Entegris Escrow Corp.,
Sr. Sec’d. Notes, 144A
4.750%	04/15/29		4,800	4,474,294

				42,559,312

Software — 0.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.200%	10/01/28		12,730	12,298,368
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		143	105,279
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29	(a)	5,790	5,426,872

				17,830,519

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications — 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	(a)	25,000	$20,408,195
2.550%	12/01/33		6,000	4,866,105
3.500%	09/15/53		4,246	3,220,026
4.350%	03/01/29		25,000	24,637,494
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	(a)	2,745	2,374,455
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32		200	160,250
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		400	346,904
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	(a)	5,000	5,143,361
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31		430	360,694
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.250%	11/15/31		10,715	8,702,636
2.550%	02/15/31		3,300	2,776,122
3.875%	04/15/30		25,000	23,340,765
4.375%	04/15/40		525	470,073
Sr. Sec’d. Notes, 144A
2.700%	03/15/32	(a)	9,965	8,390,888
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32		45,000	37,329,925
2.550%	03/21/31		3,725	3,185,664
4.016%	12/03/29		8,188	7,943,796

				153,657,353

Transportation — 0.2%
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.800%	02/14/32	(a)	25,000	22,232,055

Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26		13,140	12,418,511

TOTAL CORPORATE BONDS (cost $2,740,284,278)				2,644,903,644

MUNICIPAL BONDS — 0.5%
Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		20,800	22,010,868

California — 0.0%
Regents of the University of California Medical Center Pooled,
Revenue Bonds, Series Q
4.132%	05/15/32		2,305	2,287,522

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	$3,449,453

Massachusetts — 0.0%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	1,385	1,408,062

New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	7,938,052
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	2,000	2,182,013

			10,120,065

Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,407,326
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	2,000	2,104,747

			3,512,073

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	566,166

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	4,469,834

Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	1,767,028

Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	2,627,073

TOTAL MUNICIPAL BONDS (cost $55,740,706)			52,218,144

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.324%(c)	09/25/35	1,585	1,444,740
Bellemeade Re Ltd. (Bermuda),
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.474%(c)	10/25/28	861	856,749
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.624%(c)	10/25/29	767	765,742

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,420	$1,378,204
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.324%(c)	11/25/28	1,721	1,713,775
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.224%(c)	10/25/28	210	209,854
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.274%(c)	05/25/29	455	454,034
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	11,886	11,865,671
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	1,056	1,047,230
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	1,619	1,590,457
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.374%(c)	01/25/48	248	242,980
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
3.174%(c)	07/25/28	376	374,855
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
2.274%(c)	06/25/57	734	717,753
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.474%(c)	02/25/23	2,560	2,544,154
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.024%(c)	03/25/28	40	40,036
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	1,659	1,606,647
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.624%(c)	10/25/59	758	745,828
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
2.856%(cc)	09/25/36	898	820,337

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $27,077,432)			28,419,046

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	$410,034
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29	600	523,130
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	671,406
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45	1,000	953,732
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,241,327
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29(a)	2,000	2,493,309
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48	1,245	1,300,190
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	26,379	25,541,774
2.875%	10/17/29	15,600	13,782,815
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	662,672

TOTAL SOVEREIGN BONDS (cost $52,045,092)			48,580,389

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32	20,945	25,996,756
Federal National Mortgage Assoc.
6.625%	11/15/30(k)	45,900	56,733,633
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	185,703

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $90,463,891)			82,916,092

U.S. TREASURY OBLIGATIONS — 46.1%
U.S. Treasury Bonds
1.375%	11/15/40(k)	100,000	72,000,000
1.375%	08/15/50	415	273,122
1.750%	08/15/41	200,000	152,093,750
2.000%	11/15/41	20,000	15,881,250
2.250%	05/15/41	80,850	67,433,953
2.375%	02/15/42	537,170	455,419,441
3.625%	08/15/43	185	189,770
U.S. Treasury Notes
0.375%	09/30/27	500	434,844
0.500%	10/31/27	500	436,758
0.750%	03/31/26	57,260	52,594,205
1.125%	08/31/28	21,000	18,690,000
1.250%	11/30/26	19,730	18,270,288
1.250%	12/31/26	5,205	4,810,965
1.250%	09/30/28	102,130	91,478,161
1.375%	12/31/28	9,280	8,363,600

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
1.500%	11/30/28		72,800	$66,111,500
1.750%	01/31/29		240,800	222,062,750
1.875%	02/28/29	(a)	312,000	290,062,500
1.875%	02/15/32	(a)	251,440	227,788,925
2.375%	03/31/29	(h)(k)	500,000	478,750,000
2.625%	05/31/27	(a)	1,402,830	1,376,307,745
2.750%	04/30/27		385,630	380,448,097
2.750%	05/31/29	(h)	209,185	205,132,041
2.875%	04/30/29	(h)	150,000	148,265,625
2.875%	05/15/32		494,765	489,276,201
U.S. Treasury Strips Coupon
2.364%(s)	05/15/45		4,640	2,048,669
2.377%(s)	08/15/45		1,705	747,336
2.387%(s)	05/15/43		5,565	2,619,898
2.471%(s)	08/15/44		15,965	7,206,077
2.544%(s)	11/15/45		4,405	1,921,509
3.005%(s)	05/15/44	(h)	40,500	18,411,680
3.176%(s)	08/15/40		7,180	3,860,652
3.203%(s)	02/15/42		63,730	31,504,029
3.218%(s)	02/15/46	(h)(k)	58,580	25,347,291
3.452%(s)	11/15/41		30,000	15,051,562
3.569%(s)	02/15/41		40,000	21,070,312

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,038,753,714)				4,972,364,506

TOTAL LONG-TERM INVESTMENTS (cost $10,111,026,749)				9,920,927,707

			Shares

SHORT-TERM INVESTMENTS — 15.2%

AFFILIATED MUTUAL FUND — 6.3%
PGIM Institutional Money Market Fund (cost $680,955,998; includes $680,952,741 of cash collateral for securities on loan)(b)(wd)			681,569,410	680,955,998

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 0.0%
Federal Home Loan Bank
1.361%	07/08/22		200	199,897

(cost $199,947)

			Shares

UNAFFILIATED FUND — 8.9%
Dreyfus Government Cash Management (Institutional Shares)			956,913,656	956,913,656

(cost $956,913,656)
OPTION PURCHASED*~ — 0.0% (cost $1,200,000)				298,627

TOTAL SHORT-TERM INVESTMENTS (cost $1,639,269,601)				1,638,368,178

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—107.1% (cost $11,750,296,350)				11,559,295,885

Value
OPTIONS WRITTEN*~ — (0.1)% (premiums received $9,612,500)	$(10,576,820)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—107.0% (cost $11,740,683,850)	11,548,719,065
Liabilities in excess of other assets(z) — (7.0)%	(758,017,580)

NET ASSETS — 100.0%	$10,790,701,485

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $672,573,130; cash collateral of $680,952,741 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Option Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	$90.00	CDX.NA.HY.38.V1(Q)	5.00%(Q)	250,000	$298,627

(cost $1,200,000)

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	08/17/22	$96.00	5.00%(Q)	CDX.NA.HY.38.V1(Q)	250,000	$(4,667,716)
CDX.NA.HY.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	$95.00	5.00%(Q)	CDX.NA.HY.38.V1(Q)	250,000	(5,909,104)

Total Options Written (premiums received $9,612,500)								$(10,576,820)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
31,038	10 Year U.S. Treasury Notes	Sep. 2022	$3,678,972,938	$51,215,339
2,019	10 Year U.S. Ultra Treasury Notes	Sep. 2022	257,170,125	7,176,121

				58,391,460

Short Positions:
1,424	2 Year U.S. Treasury Notes	Sep. 2022	299,062,251	486,909
770	5 Year U.S. Treasury Notes	Sep. 2022	86,432,500	(199,461)
10,108	20 Year U.S. Treasury Bonds	Sep. 2022	1,401,221,500	(13,260,601)
961	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	148,324,344	(38,466)

				(13,011,619)

				$45,379,841

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.37.V2	12/20/26	5.000%(Q)	127,769	5.383%	$3,597,497	$(1,567,099)	$(5,164,596)
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	383,090	5.757%	(10,004,363)	(10,652,113)	(647,750)

					$(6,406,866)	$(12,219,212)	$(5,812,346)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$101,109,401

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund	$902,935,560	$—	$—
Asset-Backed Securities
Collateralized Debt Obligations	—	81,976,350	—
Collateralized Loan Obligations	—	395,692,001	—
Credit Cards	—	2,726,510	—
Home Equity Loans	—	1,635,565	—
Manufactured Housing	—	1,285,568	—
Other	—	9,003,722	—
Residential Mortgage-Backed Securities	—	5,252,254	—
Commercial Mortgage-Backed Securities	—	691,018,356	—
Corporate Bonds	—	2,644,903,644	—
Municipal Bonds	—	52,218,144	—
Residential Mortgage-Backed Securities	—	28,419,046	—
Sovereign Bonds	—	48,580,389	—
U.S. Government Agency Obligations	—	82,916,092	—
U.S. Treasury Obligations	—	4,972,364,506	—
Short-Term Investments
Affiliated Mutual Fund	680,955,998	—	—
U.S. Government Agency Obligation	—	199,897	—

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments (continued)
Unaffiliated Fund	$956,913,656	$—	$—
Option Purchased	—	298,627	—

Total	$2,540,805,214	$9,018,490,671	$—

Liabilities
Options Written	$—	$(10,576,820)	$—

Other Financial Instruments*
Assets
Futures Contracts	$58,878,369	$—	$—

Liabilities
Futures Contracts	$(13,498,528)	$—	$—
Centrally Cleared Credit Default Swap Agreements	—	(5,812,346)	—

Total	$(13,498,528)	$(5,812,346)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

U.S. Treasury Obligations	46.1%
Affiliated Mutual Funds (6.3% represents investments purchased with collateral from securities on loan)	14.7
Banks	9.9
Unaffiliated Fund	8.9
Commercial Mortgage-Backed Securities	6.4
Collateralized Loan Obligations	3.7
Electric	1.6
Telecommunications	1.4
Pipelines	1.2
Auto Manufacturers	1.0
Pharmaceuticals	1.0
Healthcare-Services	0.9
U.S. Government Agency Obligations	0.8
Collateralized Debt Obligations	0.8
Entertainment	0.7
Oil & Gas	0.7
Media	0.7
Diversified Financial Services	0.5
Commercial Services	0.5
Municipal Bonds	0.5
Real Estate Investment Trusts (REITs)	0.5
Sovereign Bonds	0.4
Retail	0.4
Semiconductors	0.4
Residential Mortgage-Backed Securities	0.2
Aerospace & Defense	0.2
Agriculture	0.2
Transportation	0.2
Chemicals	0.2
Insurance	0.2
Iron/Steel	0.2
Software	0.2

Mining	0.2%
Packaging & Containers	0.1
Biotechnology	0.1
Housewares	0.1
Water	0.1
Foods	0.1
Miscellaneous Manufacturing	0.1
Building Materials	0.1
Gas	0.1
Airlines	0.1
Other	0.1
Environmental Control	0.1
Beverages	0.1
Auto Parts & Equipment	0.1
Internet	0.1
Distribution/Wholesale	0.1
Office/Business Equipment	0.1
Cosmetics/Personal Care	0.0	*
Engineering & Construction	0.0	*
Apparel	0.0	*
Credit Cards	0.0	*
Machinery-Diversified	0.0	*
Home Equity Loans	0.0	*
Manufactured Housing	0.0	*
Home Furnishings	0.0	*
Energy-Alternate Sources	0.0	*
Multi-National	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Option Purchased	0.0 *%

107.1
Options Written	(0.1)
Liabilities in excess of other assets	(7.0)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$5,812,346	*
Credit contracts	Unaffiliated investments	298,627		Options written outstanding, at value	10,576,820
Interest rate contracts	Due from/to broker-variation margin futures	58,878,369	*	Due from/to broker-variation margin futures	13,498,528	*

		$59,176,996			$29,887,694

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Swaps
Credit contracts	$—	$—	$(4,954,909)
Interest rate contracts	(875,000)	(33,988,046)	(3,831,631)

Total	$(875,000)	$(33,988,046)	$(8,786,540)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Credit contracts	$(901,373)	$(964,320)	$—	$(5,742,316)
Interest rate contracts	—	—	42,630,554	3,869,792

Total	$(901,373)	$(964,320)	$42,630,554	$(1,872,524)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$400,000
Options Written (2)	166,666,667
Futures Contracts - Long Positions (2)	1,983,176,234
Futures Contracts - Short Positions (2)	1,095,340,064
Credit Default Swap Agreements - Buy Protection (2)	21,666,667
Credit Default Swap Agreements - Sell Protection (2)	203,959,933
Inflation Swap Agreements (2)	17,418,333

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$672,573,130	$(672,573,130)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$298,627	$(5,909,104)	$(5,610,477)	$4,881,125	$(729,352)
Morgan Stanley & Co. International PLC	—	(4,667,716)	(4,667,716)	4,667,716	—

	$298,627	$(10,576,820)	$(10,278,193)	$9,548,841	$(729,352)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $672,573,130:
Unaffiliated investments (cost $10,172,681,404)	$9,975,404,327
Affiliated investments (cost $1,577,614,946)	1,583,891,558
Cash	14,066,084
Dividends and interest receivable	56,339,425
Due from broker-variation margin futures	13,934,200
Receivable for investments sold	6,959,686
Prepaid expenses and other assets	945,544

Total Assets	11,651,540,824

LIABILITIES
Payable to broker for collateral for securities on loan	680,952,741
Payable for investments purchased	117,558,469
Payable for Portfolio shares purchased	48,764,019
Options written outstanding, at value (premiums received $9,612,500)	10,576,820
Management fee payable	1,462,269
Accrued expenses and other liabilities	669,384
Due to broker-variation margin swaps	603,814
Distribution fee payable	251,311
Affiliated transfer agent fee payable	512

Total Liabilities	860,839,339

NET ASSETS	$10,790,701,485

Net assets were comprised of:
Partners’ Equity	$10,790,701,485

Net asset value and redemption price per share, $10,790,701,485 / 1,283,869,472 outstanding shares of beneficial interest	$8.40

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$63,596,288
Income from securities lending, net (including affiliated income of $117,163)	129,826
Affiliated dividend income	1,200

Total income	63,727,314

EXPENSES
Management fee	10,616,631
Distribution fee	5,600,340
Custodian and accounting fees	107,966
Audit fee	25,935
Trustees’ fees	23,056
Legal fees and expenses	17,911
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,715
Shareholders’ reports	3,596
Miscellaneous	81,360

Total expenses	16,480,510
Less: Distribution fee waiver	(804,315)

Net expenses	15,676,195

NET INVESTMENT INCOME (LOSS)	48,051,119

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $62,258)	(26,055,716)
In-kind transactions(1)	5,384,603
Futures transactions	(33,988,046)
Swap agreements transactions	(8,786,540)

(63,445,699)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $6,222,169)	(292,410,526)
Futures	42,630,554
Options written	(964,320)
Swap agreements	(1,872,524)

(252,616,816)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(316,062,515)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(268,011,396)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$48,051,119	$49,604,898
Net realized gain (loss) on investment transactions	(63,445,699)	47,491,491
Net change in unrealized appreciation (depreciation) on investments	(252,616,816)	(137,141,789)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(268,011,396)	(40,045,400)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [1,572,316,933 and 116,014,873 shares, respectively]	13,366,778,788	1,102,444,431
Portfolio shares purchased [469,276,336 and 152,593,359 shares, respectively]	(4,023,018,802)	(1,454,007,857)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	9,343,759,986	(351,563,426)

TOTAL INCREASE (DECREASE)	9,075,748,590	(391,608,826)
NET ASSETS:
Beginning of period	1,714,952,895	2,106,561,721

End of period	$10,790,701,485	$1,714,952,895

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$9.48		$9.69	$8.32	$7.48	$7.50	$7.19

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.27	0.20	0.23	0.20	0.18
Net realized and unrealized gain (loss) on investment transactions	(1.17)		(0.48)	1.17	0.61	(0.22)	0.13

Total from investment operations	(1.08)		(0.21)	1.37	0.84	(0.02)	0.31

Net Asset Value, end of period	$8.40		$9.48	$9.69	$8.32	$7.48	$7.50

Total Return(b)	(11.39)%		(2.17)%	16.47%	11.23%	(0.27)%	4.31%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10,791		$1,715	$2,107	$2,724	$11,090	$2,406
Average net assets (in millions)	$4,517		$1,755	$7,096	$4,296	$3,733	$3,345
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70	%(d)	0.72%	0.69%	0.73%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.74	%(d)	0.76%	0.75%	0.77%	0.74%	0.74%
Net investment income (loss)	2.15	%(d)	2.83%	2.20%	2.89%	2.75%	2.41%
Portfolio turnover rate(e)(f)	69%		75%	778%	130%	177%	96%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST MFS GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.1%
COMMON STOCKS — 68.5%
Aerospace & Defense — 1.0%
BAE Systems PLC (United Kingdom)	24,076	$243,070
Dassault Aviation SA (France)	1,505	234,675
General Dynamics Corp.	4,413	976,376
Howmet Aerospace, Inc.	52,941	1,664,995
Kratos Defense & Security Solutions, Inc.*	9,205	127,765
L3Harris Technologies, Inc.	3,931	950,123
MTU Aero Engines AG (Germany)	1,707	311,641
Northrop Grumman Corp.	5,428	2,597,678
Raytheon Technologies Corp.(a)	10,921	1,049,617
Rolls-Royce Holdings PLC (United Kingdom)*	229,462	232,799
Safran SA (France)	1,761	173,913

		8,562,652

Airlines — 0.1%
Alaska Air Group, Inc.*	6,455	258,523
Delta Air Lines, Inc.*	10,889	315,454
JetBlue Airways Corp.*	23,586	197,415
Ryanair Holdings PLC (Ireland), ADR*	6,632	446,002

		1,217,394

Auto Components — 0.4%
Aptiv PLC*	6,528	581,449
Bridgestone Corp. (Japan)	6,500	237,010
Cie Generale des Etablissements Michelin SCA (France)	7,387	201,164
Continental AG (Germany)	7,204	500,785
Koito Manufacturing Co. Ltd. (Japan)	19,600	617,892
Lear Corp.	3,241	408,009
Magna International, Inc. (Canada)(a)	2,229	122,372
Stoneridge, Inc.*	4,117	70,607
Visteon Corp.*	4,929	510,546

		3,249,834

Automobiles — 0.1%
Hero MotoCorp Ltd. (India)	8,566	295,533
Mahindra & Mahindra Ltd. (India)	33,943	471,855

		767,388

Banks — 3.1%
AIB Group PLC (Ireland)	64,459	147,287
Bank of Hawaii Corp.(a)	4,010	298,344
Bank of Ireland Group PLC (Ireland)	62,978	397,688
Barclays PLC (United Kingdom)	502,793	942,282
BNP Paribas SA (France)	29,117	1,395,518
Brookline Bancorp, Inc.	18,208	242,349
Cathay General Bancorp	9,234	361,511
China Construction Bank Corp. (China) (Class H Stock)	577,000	388,122
China Merchants Bank Co. Ltd. (China) (Class A Stock)	22,000	138,878
Citigroup, Inc.	20,123	925,457
Comerica, Inc.(a)	6,512	477,851
Credicorp Ltd. (Peru)	5,595	670,896
DBS Group Holdings Ltd. (Singapore)	22,900	490,027
East West Bancorp, Inc.	8,961	580,673

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Emirates NBD Bank PJSC (United Arab Emirates)	48,278	$173,698
Erste Group Bank AG (Austria)	6,875	173,520
First Hawaiian, Inc.	9,872	224,193
First Interstate BancSystem, Inc. (Class A Stock)	18,969	722,909
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	32,500	181,655
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)*	81,354	130,186
Hanmi Financial Corp.	8,690	195,004
HDFC Bank Ltd. (India)	109,017	1,865,741
JPMorgan Chase & Co.	29,699	3,344,404
KBC Group NV (Belgium)	3,705	208,014
KeyCorp(a)	29,285	504,581
Komercni Banka A/S (Czech Republic)	6,647	188,487
Mitsubishi UFJ Financial Group, Inc. (Japan)	184,300	983,514
NatWest Group PLC (United Kingdom)	521,075	1,391,469
PNC Financial Services Group, Inc. (The)	7,768	1,225,557
Prosperity Bancshares, Inc.(a)	17,311	1,181,822
Sandy Spring Bancorp, Inc.	4,139	161,711
Sberbank of Russia PJSC (Russia)*^	282,099	28
Signature Bank	1,920	344,083
SVB Financial Group*	866	342,061
Texas Capital Bancshares, Inc.*	3,056	160,868
Tisco Financial Group PCL (Thailand)	129,800	325,317
Toronto-Dominion Bank (The) (Canada)	11,751	770,589
Truist Financial Corp.	18,696	886,751
U.S. Bancorp	5,351	246,253
UMB Financial Corp.	3,434	295,667
Umpqua Holdings Corp.	53,013	889,028
United Community Banks, Inc.(a)	8,079	243,905
Wintrust Financial Corp.	5,190	415,979
Zions Bancorp NA	16,167	822,900

		26,056,777

Beverages — 0.9%
Ambev SA (Brazil), ADR	100,483	252,212
China Resources Beer Holdings Co. Ltd. (China)	86,000	640,460
Coca-Cola Europacific Partners PLC
(United Kingdom)	8,870	457,781
Constellation Brands, Inc. (Class A Stock)	956	222,805
Diageo PLC (United Kingdom)	67,109	2,889,836
Duckhorn Portfolio, Inc. (The)*(a)	10,343	217,823
Jiangsu Yanghe Brewery Joint-Stock
Co. Ltd. (China) (Class A Stock)	7,400	202,662
Kirin Holdings Co. Ltd. (Japan)	28,100	442,393
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,800	550,388
PepsiCo, Inc.	8,403	1,400,444
Pernod Ricard SA (France)	3,448	632,982

		7,909,786

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology — 0.4%
Abcam PLC (United Kingdom)*	16,353	$234,667
Allovir, Inc.*(a)	6,701	26,134
Alnylam Pharmaceuticals, Inc.*	1,574	229,568
Annexon, Inc.*	6,460	24,354
Ascendis Pharma A/S (Denmark), ADR*(a)	4,256	395,638
BioAtla, Inc.*	4,264	12,152
Bioxcel Therapeutics, Inc.*(a)	3,666	48,391
Burning Rock Biotech Ltd. (China), ADR*(a)	19,065	55,479
Hugel, Inc. (South Korea)*	2,884	235,404
Immunocore Holdings PLC (United Kingdom), ADR*	2,946	109,915
Lyell Immunopharma, Inc.*(a)	8,605	56,105
Neurocrine Biosciences, Inc.*	1,844	179,753
Prelude Therapeutics, Inc.*	4,116	21,486
Recursion Pharmaceuticals, Inc. (Class A Stock)*(a)	11,370	92,552
Sana Biotechnology, Inc.*(a)	6,559	42,174
SpringWorks Therapeutics, Inc.*	3,491	85,948
Twist Bioscience Corp.*	2,945	102,957
Vertex Pharmaceuticals, Inc.*	5,893	1,660,589

		3,613,266

Building Products — 0.9%
Advanced Drainage Systems, Inc.	2,906	261,744
Assa Abloy AB (Sweden) (Class B Stock)	16,157	344,205
AZEK Co., Inc. (The)*(a)	49,176	823,206
Builders FirstSource, Inc.*	3,954	212,330
Daikin Industries Ltd. (Japan)	6,100	975,765
Fortune Brands Home & Security, Inc.	5,703	341,496
Johnson Controls International PLC	50,065	2,397,112
Masco Corp.(a)	25,443	1,287,416
Trane Technologies PLC	5,643	732,856
Trex Co., Inc.*(a)	2,479	134,907

		7,511,037

Capital Markets — 3.2%
B3 SA - Brasil Bolsa Balcao (Brazil)	155,400	326,927
BlackRock, Inc.	1,931	1,176,056
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	14,357	638,659
Cboe Global Markets, Inc.	4,027	455,816
Charles Schwab Corp. (The)	24,791	1,566,295
CME Group, Inc.	6,690	1,369,443
Deutsche Boerse AG (Germany)	5,425	908,581
Euronext NV (Netherlands), 144A	6,226	509,200
Focus Financial Partners, Inc. (Class A Stock)*(a)	14,219	484,299
GCM Grosvenor, Inc. (Class A Stock)	25,415	174,093
Goldman Sachs Group, Inc. (The)	2,942	873,833
Hamilton Lane, Inc. (Class A Stock)	7,283	489,272
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	10,300	507,047
IG Group Holdings PLC (United Kingdom)	30,104	253,510
Invesco Ltd.	16,553	267,000
Julius Baer Group Ltd. (Switzerland)	12,793	589,711

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
KKR & Co., Inc.	10,395	$481,185
London Stock Exchange Group PLC (United Kingdom)	8,621	802,045
Macquarie Group Ltd. (Australia)	3,368	382,359
Moody’s Corp.	2,706	735,951
Morgan Stanley	23,519	1,788,855
Morningstar, Inc.	2,055	496,961
Moscow Exchange MICEX-RTS PJSC (Russia)*^	371,331	1
MSCI, Inc.	8,471	3,491,323
Nasdaq, Inc.	17,138	2,614,230
Northern Trust Corp.	7,201	694,752
Open Lending Corp. (Class A Stock)*	22,561	230,799
Raymond James Financial, Inc.	7,933	709,290
S&P Global, Inc.	432	145,610
St. James’s Place PLC (United Kingdom)	30,549	409,249
State Street Corp.	5,457	336,424
TPG, Inc.(a)	11,151	266,620
Tradeweb Markets, Inc. (Class A Stock)	8,301	566,543
UBS Group AG (Switzerland)	93,637	1,512,089
WisdomTree Investments, Inc.(a)	66,086	335,056

		26,589,084

Chemicals — 2.4%
Air Liquide SA (France)	4,330	583,154
Air Products & Chemicals, Inc.	1,877	451,381
Akzo Nobel NV (Netherlands)	8,770	575,381
Ashland Global Holdings, Inc.	5,653	582,542
Avient Corp.	6,377	255,590
Axalta Coating Systems Ltd.*	57,788	1,277,693
Celanese Corp.	4,095	481,613
Corteva, Inc.	14,330	775,826
Croda International PLC (United Kingdom)	5,291	416,295
Diversey Holdings Ltd.*(a)	42,357	279,556
DuPont de Nemours, Inc.	30,503	1,695,357
Eastman Chemical Co.	7,618	683,868
Element Solutions, Inc.	40,842	726,988
Ingevity Corp.*	6,674	421,396
International Flavors & Fragrances, Inc.	5,700	678,984
Kansai Paint Co. Ltd. (Japan)	10,300	130,863
Linde PLC (United Kingdom)	9,140	2,619,880
Nitto Denko Corp. (Japan)	12,200	788,590
PPG Industries, Inc.	10,068	1,151,175
PTT Global Chemical PCL (Thailand)	191,600	247,520
Quaker Chemical Corp.	820	122,606
Sherwin-Williams Co. (The)	10,912	2,443,306
Showa Denko KK (Japan)	9,700	164,444
Sika AG (Switzerland)	2,847	655,823
Symrise AG (Germany)	7,055	769,312
UPL Ltd. (India)	87,571	702,881

		19,682,024

Commercial Services & Supplies — 0.6%
ACV Auctions, Inc. (Class A Stock)*	31,672	207,135
Boyd Group Services, Inc. (Canada)	2,344	252,501
Copart, Inc.*	9,121	991,088
GFL Environmental, Inc. (Canada)(a)	23,793	613,859

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Republic Services, Inc.	4,850	$634,719
Ritchie Bros. Auctioneers, Inc. (Canada) (NYSE)	6,365	414,107
Ritchie Bros. Auctioneers, Inc. (Canada) (TSE)	10,702	696,312
Secom Co. Ltd. (Japan)	5,300	327,303
Waste Connections, Inc.	10,014	1,241,335

		5,378,359

Communications Equipment — 0.1%
Motorola Solutions, Inc.	3,142	658,563
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	24,834	185,184
VTech Holdings Ltd. (Hong Kong)	14,800	116,605

		960,352

Construction & Engineering — 0.0%
Quanta Services, Inc.(a)	3,277	410,739

Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	57,000	247,037
Vulcan Materials Co.	21,206	3,013,373

		3,260,410

Consumer Finance — 0.4%
AEON Financial Service Co. Ltd. (Japan)	12,000	112,569
American Express Co.	11,825	1,639,182
Discover Financial Services	3,326	314,573
Encore Capital Group, Inc.*(a)	498	28,769
Muthoot Finance Ltd. (India)	6,745	83,516
SLM Corp.	66,889	1,066,211

		3,244,820

Containers & Packaging — 0.6%
Ardagh Metal Packaging SA(a)	30,636	186,880
Avery Dennison Corp.	2,381	385,412
Ball Corp.	12,519	860,932
Berry Global Group, Inc.*	15,557	850,034
Crown Holdings, Inc.	5,255	484,353
Graphic Packaging Holding Co.	44,633	914,977
Pactiv Evergreen, Inc.	15,421	153,593
Silgan Holdings, Inc.	6,838	282,751
TriMas Corp.	8,916	246,884
Westrock Co.	16,663	663,854

		5,029,670

Distributors — 0.4%
Funko, Inc. (Class A Stock)*	6,028	134,545
LKQ Corp.	40,533	1,989,765
Pool Corp.	3,220	1,130,961

		3,255,271

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.*	19,498	1,647,971
European Wax Center, Inc. (Class A Stock)	7,959	140,238
Grand Canyon Education, Inc.*	4,148	390,700

	Shares	Value

COMMON STOCKS (continued)
Diversified Consumer Services (cont’d.)
New Oriental Education & Technology Group, Inc. (China), ADR*	2,861	$58,250

		2,237,159

Diversified Financial Services — 0.3%
Apollo Global Management, Inc.	11,012	533,862
Dragoneer Growth Opportunities Corp.*	3,396	31,243
Element Fleet Management Corp. (Canada)	94,204	982,145
Equitable Holdings, Inc.	26,248	684,285
Voya Financial, Inc.(a)	7,367	438,558

		2,670,093

Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA (Spain), 144A	25,309	980,764
Helios Towers PLC (Tanzania)*	403,094	593,246
Hellenic Telecommunications Organization SA (Greece)	34,376	616,060
Telkom Indonesia Persero Tbk PT (Indonesia)	768,700	206,631

		2,396,701

Electric Utilities — 1.2%
American Electric Power Co., Inc.(a)	8,501	815,586
CLP Holdings Ltd. (Hong Kong)	26,000	215,720
Duke Energy Corp.	20,691	2,218,282
Edison International(a)	6,573	415,677
Eversource Energy	6,542	552,603
Iberdrola SA (Spain)	121,645	1,261,289
NextEra Energy, Inc.	3,413	264,371
Orsted A/S (Denmark), 144A	1,676	176,609
PG&E Corp.*	82,141	819,767
Pinnacle West Capital Corp.(a)	7,975	583,132
Portland General Electric Co.(a)	6,349	306,847
Southern Co. (The)	26,279	1,873,955
Xcel Energy, Inc.	6,374	451,024

		9,954,862

Electrical Equipment — 1.2%
AMETEK, Inc.	22,212	2,440,877
Eaton Corp. PLC	15,381	1,937,852
Generac Holdings, Inc.*(a)	232	48,854
Legrand SA (France)	5,881	434,833
nVent Electric PLC	6,014	188,419
Prysmian SpA (Italy)	11,909	327,670
Regal Rexnord Corp.	6,671	757,292
Schneider Electric SE	20,568	2,430,023
Sensata Technologies Holding PLC	22,484	928,814
Shoals Technologies Group, Inc. (Class A Stock)*	9,171	151,138
Vertiv Holdings Co.	20,950	172,209

		9,817,981

Electronic Equipment, Instruments & Components — 0.7%
Advanced Energy Industries, Inc.(a)	6,638	484,441
Corning, Inc.	14,989	472,303
Delta Electronics, Inc. (Taiwan)	78,000	581,062

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Flex Ltd.*(a)	23,671	$342,519
Hon Hai Precision Industry Co. Ltd. (Taiwan)	151,000	554,761
Kyocera Corp. (Japan)	9,000	480,910
Littelfuse, Inc.	4,217	1,071,287
Methode Electronics, Inc.	14,177	525,116
Plexus Corp.*	4,216	330,956
Softchoice Corp. (Canada)	13,382	234,019
TE Connectivity Ltd. (Switzerland)	5,779	653,894
Zebra Technologies Corp. (Class A Stock)*	1,703	500,597

		6,231,865

Energy Equipment & Services — 0.1%
ChampionX Corp.	27,827	552,366
Expro Group Holdings NV*	13,907	160,209
Halliburton Co.	12,354	387,421
Helmerich & Payne, Inc.	3,880	167,073

		1,267,069

Entertainment — 0.7%
Electronic Arts, Inc.	15,320	1,863,678
IMAX Corp.*	8,640	145,930
Kingsoft Corp. Ltd. (China)	31,800	123,786
Manchester United PLC (United Kingdom) (Class A Stock)(a)	29,961	333,166
NetEase, Inc. (China), ADR(a)	11,179	1,043,671
Nintendo Co. Ltd. (Japan)	400	173,516
Take-Two Interactive Software, Inc.*	10,124	1,240,494
Warner Bros Discovery, Inc.*	26,056	349,671
Warner Music Group Corp. (Class A Stock)	12,696	309,275

		5,583,187

Equity Real Estate Investment Trusts (REITs) — 5.0%
Alexandria Real Estate Equities, Inc.(a)	5,147	746,469
Allied Properties Real Estate
Investment Trust (Canada)	10,760	277,443
American Homes 4 Rent (Class A Stock)	34,081	1,207,831
American Tower Corp.	6,184	1,580,569
AvalonBay Communities, Inc.	5,217	1,013,402
Big Yellow Group PLC (United Kingdom)	59,565	956,639
Boston Properties, Inc.	7,871	700,362
Brixmor Property Group, Inc.	67,202	1,358,152
Broadstone Net Lease, Inc.(a)	14,020	287,550
Douglas Emmett, Inc.(a)	19,669	440,192
Embassy Office Parks REIT (India)	97,786	464,488
Empire State Realty Trust, Inc. (Class A Stock)(a)	23,548	165,542
Equinix, Inc.	3,564	2,341,619
Equity LifeStyle Properties, Inc.	16,214	1,142,601
Extra Space Storage, Inc.(a)	17,138	2,915,517
Goodman Group (Australia)	85,679	1,051,810
Granite Real Estate Investment Trust (Canada)	13,319	816,917
Host Hotels & Resorts, Inc.	51,331	804,870

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Industrial Logistics Properties Trust(a)	12,263	$172,663
Innovative Industrial Properties, Inc.	1,351	148,434
Japan Logistics Fund, Inc. (Japan)	216	499,471
Life Storage, Inc.	6,646	742,092
LXP Industrial Trust	9,040	97,090
Mid-America Apartment Communities, Inc.	9,449	1,650,457
National Retail Properties, Inc.	18,724	805,132
National Storage Affiliates Trust	3,610	180,753
National Storage REIT (Australia)	461,756	679,685
Parkway Life Real Estate Investment Trust (Singapore)	85,500	299,846
Phillips Edison & Co., Inc.(a)	35,623	1,190,164
Prologis, Inc.	26,180	3,080,077
Public Storage	1,180	368,951
Rayonier, Inc.	27,623	1,032,548
Rural Funds Group (Australia)	46,337	80,147
SBA Communications Corp.	5,911	1,891,816
Segro PLC (United Kingdom)	8,405	100,158
Shaftesbury PLC (United Kingdom)	114,103	725,852
Simon Property Group, Inc.	12,734	1,208,711
Spirit Realty Capital, Inc.	8,642	326,495
STAG Industrial, Inc.	37,906	1,170,537
Star Asia Investment Corp. (Japan)	630	284,877
STORE Capital Corp.	6,225	162,348
Sun Communities, Inc.(a)	10,949	1,744,833
UNITE Group PLC (The) (United Kingdom)	26,026	337,331
Urban Edge Properties(a)	40,192	611,320
VICI Properties, Inc.(a)	45,746	1,362,773
Warehouses De Pauw CVA (Belgium)	1,213	38,160
Welltower, Inc.(a)	12,990	1,069,727
Weyerhaeuser Co.	25,062	830,053
WP Carey, Inc.(a)	6,606	547,373

		41,711,847

Food & Staples Retailing — 0.3%
Albertson’s Cos., Inc. (Class A Stock)	22,017	588,294
BIM Birlesik Magazalar A/S (Turkey)	29,133	141,344
Ocado Group PLC (United Kingdom)*	12,191	115,671
Performance Food Group Co.*	6,887	316,664
Raia Drogasil SA (Brazil)	38,982	143,386
Sugi Holdings Co. Ltd. (Japan)	5,500	241,439
Tesco PLC (United Kingdom)	157,665	489,619
Wal-Mart de Mexico SAB de CV (Mexico)	133,254	458,548

		2,494,965

Food Products — 1.1%
Archer-Daniels-Midland Co.	3,571	277,110
Danone SA (France)	9,845	550,360
Gruma SAB de CV (Mexico) (Class B Stock)	30,444	336,164
Hostess Brands, Inc.*	13,667	289,877
Ingredion, Inc.(a)	5,879	518,293
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	93,200	542,713
J.M. Smucker Co. (The)(a)	3,566	456,484
Kellogg Co.(a)	8,267	589,768

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	4,547	$282,323
Nestle SA	38,107	4,446,919
Nomad Foods Ltd. (United Kingdom)*(a)	15,684	313,523
Oatly Group AB, ADR*(a)	37,473	129,656
Orion Corp. (South Korea)	4,635	371,424
Tingyi Cayman Islands Holding Corp. (China)	138,000	236,285

		9,340,899

Gas Utilities — 0.3%
APA Group (Australia)	22,941	177,941
Atmos Energy Corp.(a)	2,735	306,594
China Resources Gas Group Ltd. (China)	249,300	1,170,220
New Jersey Resources Corp.	6,947	309,350
ONE Gas, Inc.	3,321	269,632

		2,233,737

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	26,036	2,828,811
Alcon, Inc. (Switzerland)	1,509	105,067
Align Technology, Inc.*	1,566	370,625
Becton, Dickinson & Co.	4,145	1,021,867
Boston Scientific Corp.*	63,908	2,381,851
ConvaTec Group PLC (United Kingdom), 144A	87,546	239,275
CryoPort, Inc.*(a)	8,256	255,771
DENTSPLY SIRONA, Inc.	12,739	455,164
Edwards Lifesciences Corp.*	9,608	913,625
Envista Holdings Corp.*(a)	47,569	1,833,309
Hologic, Inc.*	5,065	351,004
IDEXX Laboratories, Inc.*	1,503	527,147
Koninklijke Philips NV (Netherlands)	13,505	290,836
Medtronic PLC	16,705	1,499,274
Outset Medical, Inc.*	4,111	61,089
PROCEPT BioRobotics Corp.*	2,724	89,048
QuidelOrtho Corp.*	1,726	167,733
Silk Road Medical, Inc.*	3,154	114,774
STERIS PLC	12,557	2,588,626
Terumo Corp. (Japan)	18,200	555,282
Zimmer Biomet Holdings, Inc.	4,752	499,245

		17,149,423

Health Care Providers & Services — 1.0%
Agiliti, Inc.*(a)	9,558	196,035
AmerisourceBergen Corp.	4,789	677,548
Cigna Corp.	9,722	2,561,941
Encompass Health Corp.	12,101	678,261
Guardant Health, Inc.*	5,280	212,995
HealthEquity, Inc.*(a)	4,312	264,714
Henry Schein, Inc.*	9,691	743,687
Humana, Inc.	483	226,078
Laboratory Corp. of America Holdings	2,282	534,809
McKesson Corp.	4,643	1,514,593
Premier, Inc. (Class A Stock)	7,847	279,981
UnitedHealth Group, Inc.	839	430,936

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)(a)	4,481	$451,281

		8,772,859

Health Care Technology — 0.1%
Certara, Inc.*(a)	16,139	346,343
Definitive Healthcare Corp.*(a)	7,879	180,665

		527,008

Hotels, Restaurants & Leisure — 1.3%
Aramark	15,567	476,817
Aristocrat Leisure Ltd. (Australia)	7,762	183,615
Chipotle Mexican Grill, Inc.*	1,182	1,545,181
Domino’s Pizza, Inc.	2,095	816,443
F45 Training Holdings, Inc.*	15,811	62,137
Flutter Entertainment PLC (Ireland)*	5,240	527,641
Hilton Worldwide Holdings, Inc.	7,233	806,046
Hyatt Hotels Corp. (Class A Stock)*(a)	13,510	998,524
International Game Technology PLC(a)	31,732	588,946
Jack in the Box, Inc.(a)	3,106	174,122
MakeMyTrip Ltd. (India)*(a)	8,194	210,422
Marriott International, Inc. (Class A Stock)	6,290	855,503
Penn National Gaming, Inc.*(a)	8,519	259,148
Red Rock Resorts, Inc. (Class A Stock)(a)	16,433	548,205
Starbucks Corp.	3,990	304,796
Wendy’s Co. (The)(a)	35,943	678,604
Whitbread PLC (United Kingdom)	5,473	165,156
Yum China Holdings, Inc. (China) (NYSE)(a)	33,210	1,610,685
Yum China Holdings, Inc. (China) (XHKG)	1,600	79,210

		10,891,201

Household Durables — 0.3%
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	60,000	302,254
Midea Group Co. Ltd. (China) (Class A Stock)	23,200	209,313
Newell Brands, Inc.(a)	38,379	730,736
Toll Brothers, Inc.	19,976	890,930
Zhejiang Supor Co. Ltd. (China) (Class A Stock)	19,100	160,639

		2,293,872

Household Products — 0.7%
Church & Dwight Co., Inc.	8,937	828,102
Colgate-Palmolive Co.	23,450	1,879,283
Energizer Holdings, Inc.(a)	10,722	303,969
Kimberly-Clark Corp.	7,128	963,349
Reckitt Benckiser Group PLC (United Kingdom)	29,151	2,187,998

		6,162,701

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	30,631	643,557

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Industrial Conglomerates — 0.5%
Hitachi Ltd. (Japan)	45,840	$2,191,778
Honeywell International, Inc.	12,156	2,112,834

		4,304,612

Insurance — 3.3%
AIA Group Ltd. (Hong Kong)	230,000	2,497,452
American International Group, Inc.	7,927	405,308
Aon PLC (Class A Stock)	15,685	4,229,931
Arthur J. Gallagher & Co.	19,366	3,157,433
Assurant, Inc.	4,368	755,009
Beazley PLC (United Kingdom)	36,485	222,354
Chubb Ltd.	12,618	2,480,446
Cincinnati Financial Corp.	2,634	313,393
CNO Financial Group, Inc.	10,526	190,415
Discovery Ltd. (South Africa)*	22,938	181,371
Everest Re Group Ltd.	3,332	933,893
Hanover Insurance Group, Inc. (The)	4,796	701,415
Hartford Financial Services Group, Inc. (The)	14,907	975,365
Hiscox Ltd. (United Kingdom)	14,476	166,074
Manulife Financial Corp. (Canada)	20,999	364,122
Marsh & McLennan Cos., Inc.	12,349	1,917,182
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	124,500	844,737
Progressive Corp. (The)	15,933	1,852,530
Reinsurance Group of America, Inc.	5,239	614,482
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,495	697,727
Selective Insurance Group, Inc.	3,072	267,080
Travelers Cos., Inc. (The)	7,331	1,239,892
Willis Towers Watson PLC	9,515	1,878,166
Zurich Insurance Group AG (Switzerland)	1,132	491,807

		27,377,584

Interactive Media & Services — 1.9%
Alphabet, Inc. (Class A Stock)*	3,022	6,585,724
Alphabet, Inc. (Class C Stock)*	851	1,861,520
Baidu, Inc. (China), ADR*	1,311	194,985
Bumble, Inc. (Class A Stock)*(a)	13,199	371,552
carsales.com Ltd. (Australia) (ASX)	8,333	105,372
carsales.com Ltd. (Australia)*	2,003	25,328
Genius Sports Ltd. (United Kingdom)*	30,801	69,302
IAC/InterActiveCorp*	5,442	413,429
Match Group, Inc.*	20,601	1,435,684
Meta Platforms, Inc. (Class A Stock)*	6,233	1,005,071
NAVER Corp. (South Korea)	5,301	977,237
SEEK Ltd. (Australia)	7,295	105,323
Tencent Holdings Ltd. (China)	61,300	2,750,582
Z Holdings Corp. (Japan)	73,500	214,079

		16,115,188

Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd. (China)*	34,400	489,861
Alibaba Group Holding Ltd. (China), ADR*	12,029	1,367,457
Allegro.eu SA (Poland), 144A*	19,570	104,504
Amazon.com, Inc.*	61,347	6,515,665

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail (cont’d.)
JD.com, Inc. (China), ADR	647	$41,550
JD.com, Inc. (China) (Class A Stock)	5,570	178,131
Just Eat Takeaway.com NV (United Kingdom), 144A*	1,987	31,240
Meituan (China) (Class B Stock), 144A*	11,200	280,395
Prosus NV (China)*	2,457	160,242
Vipshop Holdings Ltd. (China), ADR*	20,250	200,273
Vivid Seats, Inc. (Class A Stock)	27,867	208,166
ZOZO, Inc. (Japan)	6,700	120,385

		9,697,869

IT Services — 2.6%
Accenture PLC (Class A Stock)	8,438	2,342,811
Amadeus IT Group SA (Spain)*	18,256	1,016,334
Amdocs Ltd.(a)	8,815	734,378
Block, Inc.*(a)	2,899	178,173
Capgemini SE (France)	4,203	719,035
CGI, Inc. (Canada)*	4,044	322,150
Cognizant Technology Solutions Corp. (Class A Stock)	7,621	514,341
Endava PLC (United Kingdom), ADR*	5,136	453,355
Evo Payments, Inc. (Class A Stock)*	18,908	444,716
ExlService Holdings, Inc.*	3,837	565,305
Fidelity National Information Services, Inc.	2,822	258,693
Fiserv, Inc.*	3,159	281,056
Fujitsu Ltd. (Japan)	6,400	797,811
Gartner, Inc.*	3,568	862,849
GDS Holdings Ltd. (China) (Class A Stock)*	21,800	92,080
Global Payments, Inc.	5,815	643,372
Keywords Studios PLC (Ireland)	14,259	380,578
Kingsoft Cloud Holdings Ltd. (China), ADR*	14,685	65,348
Mastercard, Inc. (Class A Stock)	9,587	3,024,507
Nomura Research Institute Ltd. (Japan)	14,100	374,414
Nuvei Corp. (Canada), 144A*	3,243	117,299
Paya Holdings, Inc.*(a)	42,800	281,196
Payoneer Global, Inc.*	41,159	161,343
Remitly Global, Inc.*(a)	31,366	240,264
Sabre Corp.*	47,247	275,450
Shopify, Inc. (Canada) (Class A Stock)*	1,360	42,486
SS&C Technologies Holdings, Inc.	7,011	407,129
TaskUS, Inc. (Philippines) (Class A Stock)*(a)	17,289	291,492
Tata Consultancy Services Ltd. (India)	17,665	732,059
Thoughtworks Holding, Inc.*(a)	49,461	697,895
Visa, Inc. (Class A Stock)(a)	19,305	3,800,961
WNS Holdings Ltd. (India), ADR*	7,540	562,786

		21,681,666

Leisure Products — 0.2%
Brunswick Corp.	12,545	820,192
Mattel, Inc.*	19,605	437,780
Polaris, Inc.(a)	2,940	291,883
Yamaha Corp. (Japan)	4,800	197,625

		1,747,480

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services — 2.9%
Adaptive Biotechnologies Corp.*	6,613	$53,499
Agilent Technologies, Inc.	13,117	1,557,906
Bio-Techne Corp.	1,932	669,708
Bruker Corp.	17,066	1,071,062
Charles River Laboratories International, Inc.*	4,053	867,220
Danaher Corp.	15,001	3,803,054
Gerresheimer AG (Germany)	4,645	302,491
ICON PLC (Ireland)*	15,156	3,284,305
Illumina, Inc.*	421	77,616
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	42,018	1,193,731
MaxCyte, Inc.*	19,181	90,726
Mettler-Toledo International, Inc.*	501	575,534
Olink Holding AB (Sweden), ADR*(a)	4,257	64,706
Oxford Nanopore Technologies PLC (United Kingdom)*	21,654	73,428
PerkinElmer, Inc.(a)	21,194	3,014,211
QIAGEN NV*	21,430	1,007,065
Syneos Health, Inc.*	15,500	1,111,040
Thermo Fisher Scientific, Inc.	7,264	3,946,386
Waters Corp.*	715	236,651
West Pharmaceutical Services, Inc.	2,781	840,891

		23,841,230

Machinery — 1.5%
Aalberts NV (Netherlands)	4,527	176,759
Airtac International Group (China)	5,000	167,149
Doosan Bobcat, Inc. (South Korea)	11,618	259,124
Esab Corp.	3,955	173,031
Flowserve Corp.	8,895	254,664
GEA Group AG (Germany)	19,113	660,526
Hydrofarm Holdings Group, Inc.*	12,554	43,688
IDEX Corp.	6,716	1,219,827
Illinois Tool Works, Inc.	6,660	1,213,785
Ingersoll Rand, Inc.	23,988	1,009,415
ITT, Inc.	7,054	474,311
Kubota Corp. (Japan)	26,500	394,976
Otis Worldwide Corp.	5,238	370,169
PACCAR, Inc.	15,538	1,279,399
Schindler Holding AG (Switzerland) (Part. Cert.)	1,708	311,063
SMC Corp. (Japan)	2,100	930,661
Stanley Black & Decker, Inc.	10,104	1,059,505
Techtronic Industries Co. Ltd. (Hong Kong)	93,500	976,309
Timken Co. (The)	3,781	200,582
Toyota Industries Corp. (Japan)	8,000	493,684
Weir Group PLC (The) (United Kingdom)	26,016	431,085
Westinghouse Air Brake Technologies Corp.	9,998	820,636

		12,920,348

Media — 0.7%
Altice USA, Inc. (Class A Stock)*	12,379	114,506
Cable One, Inc.(a)	366	471,891
Charter Communications, Inc. (Class A Stock)*	4,746	2,223,643

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
Comcast Corp. (Class A Stock)	49,443	$1,940,143
Liberty Broadband Corp. (Class C Stock)*	4,946	571,955
Quebecor, Inc. (Canada) (Class B Stock)	11,443	244,560

		5,566,698

Metals & Mining — 0.4%
Agnico Eagle Mines Ltd. (Canada)	8,566	392,108
Arconic Corp.*	8,186	229,617
Franco-Nevada Corp. (Canada)	3,373	443,689
Glencore PLC (Australia)*	163,075	882,471
Gold Fields Ltd. (South Africa), ADR	15,293	139,472
Kaiser Aluminum Corp.	1,288	101,868
Polymetal International PLC (Russia)	34,668	76,491
Rio Tinto PLC (Australia)	13,895	832,033
Vale SA (Brazil), ADR(a)	17,921	262,184

		3,359,933

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Two Harbors Investment Corp.(a)	54,709	272,451

Multiline Retail — 0.4%
B&M European Value Retail SA (United Kingdom)	43,066	192,133
Dollar General Corp.	866	212,551
Dollar Tree, Inc.*	9,506	1,481,510
Lojas Renner SA (Brazil)	66,832	288,223
Ollie’s Bargain Outlet Holdings, Inc.*(a)	3,013	177,014
Target Corp.	6,841	966,154

		3,317,585

Multi-Utilities — 0.7%
Black Hills Corp.(a)	5,647	410,932
CenterPoint Energy, Inc.	19,076	564,268
CMS Energy Corp.	10,148	684,990
Dominion Energy, Inc.	18,869	1,505,935
E.ON SE (Germany)	60,821	511,289
National Grid PLC (United Kingdom)	35,591	455,064
Public Service Enterprise Group, Inc.	11,584	733,035
Sempra Energy	4,117	618,662

		5,484,175

Oil, Gas & Consumable Fuels — 2.2%
Chesapeake Energy Corp.(a)	3,931	318,804
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,068,000	479,525
CNX Resources Corp.*	15,564	256,183
ConocoPhillips	20,440	1,835,716
Continental Resources, Inc.	3,150	205,853
Coterra Energy, Inc.(a)	16,315	420,764
Devon Energy Corp.	13,139	724,090
Diamondback Energy, Inc.	8,831	1,069,876
Eni SpA (Italy)	107,999	1,284,886
Enterprise Products Partners LP, MLP	3,193	77,813
EOG Resources, Inc.	9,739	1,075,575
Galp Energia SGPS SA (Portugal)	105,754	1,236,016
Hess Corp.	14,590	1,545,665
Idemitsu Kosan Co. Ltd. (Japan)	11,100	266,381

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
LUKOIL PJSC (Russia), ADR^	6,309	$1
Magnolia Oil & Gas Corp. (Class A Stock)(a)	26,283	551,680
Pioneer Natural Resources Co.	9,644	2,151,384
Plains GP Holdings LP (Class A Stock)*(a)	54,814	565,681
Reliance Industries Ltd. (India)*	13,962	459,866
Santos Ltd. (Australia)	48,455	247,114
Suncor Energy, Inc. (Canada)	7,278	255,341
Targa Resources Corp.	7,912	472,109
TC Energy Corp. (Canada)	5,913	306,307
United Tractors Tbk PT (Indonesia)	269,800	514,930
Valero Energy Corp.	6,050	642,994
Viper Energy Partners LP	10,917	291,266
Woodside Energy Group Ltd. (Australia)	38,347	841,745

		18,097,565

Paper & Forest Products — 0.0%
Suzano SA (Brazil)	27,200	258,879

Personal Products — 0.3%
Amorepacific Corp. (South Korea)	3,252	327,812
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,021	1,278,698
Kao Corp. (Japan)	10,700	431,216
Kose Corp. (Japan)	1,300	119,703

		2,157,429

Pharmaceuticals — 2.5%
Bayer AG (Germany)	21,124	1,256,035
Collegium Pharmaceutical, Inc.*	6,730	119,256
Eli Lilly & Co.	1,455	471,755
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)	240,105	240,708
Harmony Biosciences Holdings, Inc.*	3,187	155,430
Hypera SA (Brazil)	15,331	111,523
Johnson & Johnson	19,057	3,382,808
Kyowa Kirin Co. Ltd. (Japan)	21,300	477,911
Merck & Co., Inc.	22,454	2,047,131
Merck KGaA (Germany)	1,224	206,900
Novartis AG (Switzerland)	14,979	1,265,923
Novo Nordisk A/S (Denmark) (Class B Stock)	21,398	2,380,548
Optinose, Inc.*(a)	16,178	59,211
Organon & Co.	16,806	567,203
Pfizer, Inc.	42,801	2,244,056
Prestige Consumer Healthcare, Inc.*	6,246	367,265
Roche Holding AG	12,346	4,120,094
Santen Pharmaceutical Co. Ltd. (Japan)	33,900	265,392
Zoetis, Inc.	8,619	1,481,520

		21,220,669

Professional Services — 2.1%
CACI International, Inc. (Class A Stock)*	2,339	659,083
Clarivate PLC*(a)	81,355	1,127,580
CoStar Group, Inc.*	29,185	1,763,066

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Dun & Bradstreet Holdings, Inc.*	66,025	$992,356
Equifax, Inc.	14,927	2,728,357
Experian PLC (United Kingdom)	17,333	507,004
HireRight Holdings Corp.*	13,161	187,018
KBR, Inc.	25,289	1,223,735
Leidos Holdings, Inc.	5,711	575,155
Persol Holdings Co. Ltd. (Japan)	8,000	144,994
RELX PLC (United Kingdom)	7,729	208,856
TransUnion	25,964	2,076,860
Verisk Analytics, Inc.	18,008	3,117,005
Wolters Kluwer NV (Netherlands)	21,911	2,126,081

		17,437,150

Real Estate Management & Development — 1.2%
Ascendas India Trust (Singapore), UTS	427,000	359,640
Capitaland Investment Ltd. (Singapore)	317,600	874,177
Corp Inmobiliaria Vesta SAB de CV (Mexico)	215,498	401,859
Emaar Properties PJSC (United Arab Emirates)	162,706	230,687
ESR Group Ltd. (China), 144A*	447,600	1,207,452
Grainger PLC (United Kingdom)	241,295	828,585
Grand City Properties SA (Germany)	15,740	212,283
Hang Lung Properties Ltd. (Hong Kong)	91,000	172,792
Heiwa Real Estate Co. Ltd. (Japan)	5,700	163,520
Katitas Co. Ltd. (Japan)	38,200	823,361
LEG Immobilien SE (Germany)	10,860	901,271
Multiplan Empreendimentos Imobiliarios SA (Brazil)	58,066	243,539
Shurgard Self Storage SA (Belgium)	12,748	593,590
Sino Land Co. Ltd. (Hong Kong)	463,909	686,504
Swire Properties Ltd. (Hong Kong)	349,200	867,953
Vonovia SE (Germany)(a)	35,715	1,101,803

		9,669,016

Road & Rail — 0.8%
Canadian National Railway Co.
(Canada)	9,236	1,038,773
Canadian Pacific Railway Ltd. (Canada) (NYSE)(a)	16,153	1,128,126
Canadian Pacific Railway Ltd. (Canada) (TSE)	14,358	1,002,896
CSX Corp.	4,957	144,050
Knight-Swift Transportation Holdings, Inc.	14,509	671,622
Saia, Inc.*	630	118,440
Schneider National, Inc. (Class B Stock)	7,514	168,163
Union Pacific Corp.	7,533	1,606,638
XPO Logistics, Inc.*	11,377	547,916

		6,426,624

Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	4,025	588,012
Applied Materials, Inc.	7,084	644,502
ASM International NV (Netherlands)	2,232	560,937

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands) (BATE)	873	$415,501
ASML Holding NV (Netherlands) (XNGS)	1,578	750,939
Cohu, Inc.*	8,973	249,001
Entegris, Inc.	12,579	1,158,903
KLA Corp.(a)	1,555	496,169
Lam Research Corp.	2,178	928,155
Marvell Technology, Inc.	7,967	346,804
Monolithic Power Systems, Inc.	5,811	2,231,656
NVIDIA Corp.	11,437	1,733,735
NXP Semiconductors NV (China)(a)	13,830	2,047,255
ON Semiconductor Corp.*	11,568	581,986
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	190,000	3,039,516
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	16,133	1,318,873
Texas Instruments, Inc.	12,670	1,946,745

		19,038,689

Software — 4.9%
ACI Worldwide, Inc.*	7,367	190,732
Adobe, Inc.*	9,124	3,339,931
Alkami Technology, Inc.*	19,968	277,356
Atlassian Corp. PLC (Class A Stock)*(a)	1,938	363,181
Autodesk, Inc.*	6,518	1,120,835
Avalara, Inc.*	2,583	182,360
AVEVA Group PLC (United Kingdom)	2,384	65,001
Black Knight, Inc.*	28,971	1,894,414
Cadence Design Systems, Inc.*	26,100	3,915,783
CCC Intelligent Solutions Holdings, Inc.*	18,918	174,046
Constellation Software, Inc. (Canada)	1,191	1,768,059
Dassault Systemes SE (France)	4,684	172,393
DoubleVerify Holdings, Inc.*(a)	11,824	268,050
Elastic NV*	1,362	92,167
Everbridge, Inc.*	6,839	190,740
Expensify, Inc. (Class A Stock)*(a)	8,741	155,502
Five9, Inc.*(a)	2,567	233,956
Intuit, Inc.	5,272	2,032,040
Microsoft Corp.(k)	47,493	12,197,627
nCino, Inc.*(a)	3,867	119,568
Nice Ltd. (Israel), ADR*(a)	7,811	1,503,227
Oracle Corp. (Japan)	2,300	133,275
Paycor HCM, Inc.*(a)	11,265	292,890
Paylocity Holding Corp.*	5,916	1,031,869
Procore Technologies, Inc.*	4,873	221,185
Q2 Holdings, Inc.*	9,487	365,914
Qualtrics International, Inc. (Class A Stock)*	4,915	61,487
Rapid7, Inc.*	6,084	406,411
Roper Technologies, Inc.	1,692	667,748
Salesforce, Inc.*	8,080	1,333,523
SAP SE (Germany)	11,224	1,019,391
ServiceNow, Inc.*	4,002	1,903,031
Synopsys, Inc.*	6,416	1,948,539
Topicus.com, Inc. (Netherlands)*	1,470	82,944
Tyler Technologies, Inc.*	2,998	996,775

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Verint Systems, Inc.*	9,818	$415,792
WiseTech Global Ltd. (Australia)	2,213	57,280

		41,195,022

Specialty Retail — 0.9%
Burlington Stores, Inc.*	2,437	331,993
Five Below, Inc.*(a)	5,022	569,645
Home Depot, Inc. (The)	1,481	406,194
Leslie’s, Inc.*(a)	25,169	382,065
Lowe’s Cos., Inc.	7,205	1,258,497
Monro, Inc.	3,350	143,648
O’Reilly Automotive, Inc.*	2,019	1,275,523
Petco Health & Wellness Co., Inc.*(a)	20,262	298,662
Ross Stores, Inc.	7,521	528,200
Tractor Supply Co.	4,323	838,014
Ulta Beauty, Inc.*	3,091	1,191,519
Urban Outfitters, Inc.*(a)	24,758	461,984
Zumiez, Inc.*	6,868	178,568

		7,864,512

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	39,678	5,424,776
Corsair Gaming, Inc.*(a)	13,150	172,660
Samsung Electronics Co. Ltd. (South Korea)	57,287	2,517,949

		8,115,385

Textiles, Apparel & Luxury Goods — 1.1%
adidas AG (Germany)	3,329	588,854
Burberry Group PLC (United Kingdom)	28,045	560,654
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	7,425	792,181
EssilorLuxottica SA (France)	5,166	776,377
Gildan Activewear, Inc. (Canada)	2,591	74,578
Kering SA (France)	674	346,827
Lululemon Athletica, Inc.*	4,271	1,164,317
LVMH Moet Hennessy Louis Vuitton SE (France)	3,275	1,996,940
NIKE, Inc. (Class B Stock)	8,667	885,767
On Holding AG (Switzerland) (Class A Stock)*(a)	6,543	115,746
PVH Corp.	6,779	385,725
Skechers USA, Inc. (Class A Stock)*	37,365	1,329,447

		9,017,413

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	18,043	497,838
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	22,515	963,582
Imperial Brands PLC (United Kingdom)	29,722	664,738
ITC Ltd. (India)	79,045	274,508
Philip Morris International, Inc.	5,720	564,793
Swedish Match AB (Sweden)	45,187	460,189

		2,927,810

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

		Shares		Value

COMMON STOCKS (continued)
Trading Companies & Distributors — 0.1%
Air Lease Corp.		6,812		$227,725
RS Group PLC (United Kingdom)		26,141		277,644
SiteOne Landscape Supply, Inc.*(a)		1,903		226,210
Textainer Group Holdings Ltd. (China)		5,294		145,109
Univar Solutions, Inc.*		8,017		199,383

				1,076,071

Transportation Infrastructure — 0.0%
Shanghai International Airport Co. Ltd. (China) (Class A Stock)*		13,900		117,555

Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL (Thailand)		36,600		201,429
Etihad Etisalat Co. (Saudi Arabia)		14,944		139,478
KDDI Corp. (Japan)		32,800		1,035,700
SoftBank Group Corp. (Japan)		6,200		239,579
T-Mobile US, Inc.*		1,714		230,602
Vodafone Group PLC (United Kingdom)		497,393		769,540

				2,616,328

TOTAL COMMON STOCKS (cost $545,350,479)				572,500,623

PREFERRED STOCK — 0.1%
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)		14,005		862,990

(cost $1,262,256)

		Units
RIGHTS* — 0.0%
Interactive Media & Services
carsales.com Ltd. (Australia), expiring 07/15/22		2,003		788
(cost $0)
WARRANTS* — 0.0%
Textiles, Apparel & Luxury Goods
Cie Financiere Richemont SA (Switzerland), expiring 11/22/23		8,589		4,678
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 1.4%
Automobiles — 0.1%
Credit Acceptance Auto Loan Trust,
Series 2021-03A, Class C, 144A
1.630%	09/16/30	250		229,133
DT Auto Owner Trust,
Series 2019-02A, Class C, 144A
3.180%	02/18/25	—(r	)	167
Exeter Automobile Receivables Trust,
Series 2020-01A, Class C, 144A
2.490%	01/15/25	21		21,080
NextGear Floorplan Master Owner Trust,
Series 2019-02A, Class A2, 144A
2.070%	10/15/24	100		99,743

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Santander Retail Auto Lease Trust,
Series 2020-A, Class C, 144A
2.080%	03/20/24	57	$56,222
Securitized Term Auto Loan Receivables Trust (Canada),
Series 2019-CRTA, Class B, 144A
2.453%	03/25/26	11	10,807
Series 2019-CRTA, Class C, 144A
2.849%	03/25/26	13	13,023

			430,175

Collateralized Debt Obligations — 0.7%
ACRES Commercial Realty Ltd.,
Series 2021-FL02, Class C, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
4.173%(c)	01/15/37	186	173,825
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2020-FL01, Class C, 144A, 1 Month Term SOFR + 2.164% (Cap N/A, Floor 2.050%)
3.443%(c)	02/15/35	100	96,939
Series 2021-FL02, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.924%(c)	05/15/36	600	561,290
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL01, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.324%(c)	12/15/35	100	95,545
Series 2021-FL01, Class D, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)
4.274%(c)	12/15/35	100	96,087
Series 2022-FL01, Class D, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 3.000%)
3.779%(c)	01/15/37	560	528,446
BDS Ltd. (Cayman Islands),
Series 2019-FL04, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.623%(c)	08/15/36	43	42,437
Series 2019-FL04, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.523%(c)	08/15/36	147	142,518
Series 2021-FL07, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.112%(c)	06/16/36	100	95,009
BSPDF Issuer Ltd. (Cayman Islands),
Series 2021-FL01, Class B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
3.124%(c)	10/15/36	258	242,767
BSPRT Issuer Ltd. (Cayman Islands),
Series 2019-FL05, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.324%(c)	05/15/29	100	97,053
Series 2021-FL06, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.924%(c)	03/15/36	752	734,624
Series 2021-FL06, Class C, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
3.374%(c)	03/15/36	100	92,716

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Debt Obligations (cont’d.)
Series 2021-FL07, Class C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.624%(c)	12/15/38	100	$93,125
Series 2021-FL07, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.074%(c)	12/15/38	100	91,075
CHCP Ltd.,
Series 2021-FL01, Class B, 144A, 1 Month Term SOFR + 1.764% (Cap N/A, Floor 1.650%)
3.098%(c)	02/15/38	600	570,000
Series 2021-FL01, Class C, 144A, 1 Month Term SOFR + 2.214% (Cap N/A, Floor 2.100%)
3.548%(c)	02/15/38	100	100,011
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class C, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.474%(c)	12/13/38	115	106,989
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE02, Class D, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
3.774%(c)	05/15/36	35	33,200
Series 2021-CRE05, Class AS, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.074%(c)	07/15/36	328	320,072
Series 2021-CRE05, Class B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.324%(c)	07/15/36	313	293,874
Series 2021-CRE06, Class B, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
3.224%(c)	11/15/38	590	556,784
MF1 Ltd. (Cayman Islands),
Series 2020-FL04, Class AS, 144A, 1 Month Term SOFR + 2.214% (Cap N/A, Floor 2.100%)
3.548%(c)	11/15/35	136	132,472
Series 2022-FL08, Class C, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 2.200%)
2.992%(c)	02/19/37	146	137,165
Series 2022-FL08, Class D, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 2.650%)
3.442%(c)	02/19/37	100	93,538
STWD Ltd. (Cayman Islands),
Series 2021-FL02, Class C, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
3.623%(c)	04/18/38	117	108,016
Series 2022-FL03, Class B, 144A, 30 Day Average SOFR + 1.950% (Cap N/A, Floor 1.950%)
2.729%(c)	11/15/38	100	95,638
Series 2022-FL03, Class C, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 2.200%)
2.979%(c)	11/15/38	159	148,218

			5,879,433

Collateralized Loan Obligations — 0.6%
ACREC Ltd. (Cayman Islands),
Series 2021-FL01, Class C, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.762%(c)	10/16/36	150	140,134

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-FL01, Class D, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
4.262%(c)	10/16/36	180	$168,351
Allegro CLO Ltd. (Cayman Islands),
Series 2016-01A, Class CR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.044%(c)	01/15/30	670	645,206
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2020-FL01, Class B, 144A, 1 Month Term SOFR + 1.914% (Cap N/A, Floor 1.800%)
3.193%(c)	02/15/35	500	484,481
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL03, Class C, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.174%(c)	08/15/34	102	94,287
Series 2021-FL03, Class D, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
3.524%(c)	08/15/34	100	91,646
Series 2021-FL04, Class C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.624%(c)	11/15/36	204	192,504
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2018-28A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.071%(c)	11/07/30	500	477,163
Series 2018-28A, Class BR, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.521%(c)	11/07/30	253	240,776
Madison Park Funding Ltd. (Cayman Islands),
Series 2017-23A, Class CR, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.225%(c)	07/27/31	500	479,665
MidOcean Credit CLO (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
2.889%(c)	01/29/30	448	432,559
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2013-15A, Class CR2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.894%(c)	10/15/29	353	335,162
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.886%(c)	04/22/30	300	282,291
Series 2019-01A, Class CR, 144A, 3 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
3.486%(c)	04/22/30	250	235,606
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.828%(c)	02/20/28	250	243,081
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
2.518%(c)	02/20/30	243	239,084

			4,781,996

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other — 0.0%
Business Jet Securities LLC,
Series 2020-01A, Class A, 144A
2.981%	11/15/35	68	$62,466
Series 2021-01A, Class B, 144A
2.918%	04/15/36	80	71,050
CARS-DB4 LP,
Series 2020-01A, Class A4, 144A
3.190%	02/15/50	99	95,000

			228,516

Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33	67	65,647

TOTAL ASSET-BACKED SECURITIES (cost $11,947,323)			11,385,767

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
AREIT Trust,
Series 2019-CRE03, Class A, 144A, 1 Month Term SOFR + 1.384% (Cap N/A, Floor 1.020%)
2.718%(c)	09/14/36	21	20,953
Series 2019-CRE03, Class B, 144A, 1 Month Term SOFR + 1.664% (Cap N/A, Floor 1.550%)
2.998%(c)	09/14/36	100	98,364
Series 2019-CRE03, Class C, 144A, 1 Month Term SOFR + 2.014% (Cap N/A, Floor 1.900%)
3.348%(c)	09/14/36	100	98,251
Series 2022-CRE06, Class B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
2.621%(c)	01/16/37	100	96,430
Series 2022-CRE06, Class C, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.921%(c)	01/16/37	139	133,572
Series 2022-CRE06, Class D, 144A, 30 Day Average SOFR + 2.850% (Cap N/A, Floor 2.850%)
3.621%(c)	01/16/37	100	96,037
BXMT Ltd. (Cayman Islands),
Series 2020-FL02, Class B, 144A, 1 Month Term SOFR + 1.514% (Cap N/A, Floor 1.400%)
2.992%(c)	02/15/38	100	96,289
Series 2021-FL04, Class AS, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.624%(c)	05/15/38	248	241,891
Series 2021-FL04, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
2.874%(c)	05/15/38	543	527,721
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A5
2.874%	11/15/52	347	312,824
Commercial Mortgage Trust,
Series 2015-PC01, Class A5
3.902%	07/10/50	145	143,307
FHLMC Multifamily Structured Pass-Through Certificates,
Series K066, Class A2
3.117%	06/25/27	800	786,072
Series K078, Class A2
3.854%	06/25/28	160	162,649

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K097, Class X1, IO
1.218%(cc)	07/25/29	100	$6,388
Series K098, Class X1, IO
1.268%(cc)	08/25/29	149	9,928
GS Mortgage Securities Trust,
Series 2017-GS06, Class A3
3.433%	05/10/50	250	240,744
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.924%(c)	04/15/34	90	87,940
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL05, Class C, 144A, 1 Month Term SOFR + 1.814% (Cap N/A, Floor 1.700%)
3.148%(c)	07/15/36	143	138,579
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A4
3.261%	07/15/52	161	149,592
PFP Ltd. (Cayman Islands),
Series 2021-07, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.909%(c)	04/14/38	100	93,537
Series 2021-07, Class C, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.159%(c)	04/14/38	100	92,054
Series 2021-08, Class D, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.659%(c)	08/09/37	730	682,724
Ready Capital Mortgage Financing LLC,
Series 2021-FL07, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
3.824%(c)	11/25/36	100	96,160
Series 2021-FL07, Class D, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)
4.574%(c)	11/25/36	100	95,375
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	255	246,692
Series 2018-C08, Class A4
3.983%	02/15/51	463	454,893
Series 2019-C16, Class A4
3.605%	04/15/52	200	189,382
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4
3.640%	12/15/59	401	391,052
Series 2017-C42, Class A4
3.589%	12/15/50	510	492,194

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,663,499)			6,281,594

CORPORATE BONDS — 8.4%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	346	312,256
5.150%	05/01/30	98	94,020

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
5.705%	05/01/40	92	$85,950
5.805%	05/01/50	89	81,954
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	224	180,336

			754,516

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	97	94,356
4.742%	03/16/32	344	306,106
4.906%	04/02/30	260	241,496
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	333	314,932

			956,890

Auto Manufacturers — 0.0%
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	10/15/27	95	83,597
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	114,557
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.750%	05/13/30	200	183,881

			382,035

Banks — 1.5%
ABQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.000%	07/06/26	230	209,108
Banco Bradesco SAs (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.375%	03/18/27	286	270,791
Banco Continental SAECA (Paraguay),
Sr. Unsec’d. Notes, 144A
2.750%	12/10/25	193	167,652
Banco de Reservas de la Republica Dominicana (Dominican Republic),
Sub. Notes
7.000%	02/01/23	175	174,803
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.704%	01/09/25	200	189,870
Banco Industrial SA (Guatemala),
Sub. Notes, 144A
4.875%(ff)	01/29/31	175	161,895
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36	370	309,947
Sub. Notes, 144A, MTN
3.733%(ff)	09/25/34	316	276,862
Bank Hapoalim BM (Israel),
Sub. Notes, 144A
3.255%(ff)	01/21/32	353	299,498

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31		200	$175,213
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26		281	257,160
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	10/23/24	(oo)	239	238,714
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		487	401,843
3.004%(ff)	12/20/23		250	249,122
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31		483	408,758
4.271%(ff)	07/23/29		200	192,336
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.894%(ff)	11/24/32		225	181,052
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		200	196,273
BPCE SA (France),
Sub. Notes, 144A, MTN
4.500%	03/15/25		200	196,573
CBQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.000%	05/12/26		211	193,170
China Construction Bank Corp. (China),
Sub. Notes
4.250%(ff)	02/27/29		200	201,194
Commercial Bank PSQC (The) (Qatar),
Jr. Sub. Notes
4.500%(ff)	03/03/26	(oo)	224	201,600
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27		301	259,669
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
2.950%	05/06/31		226	169,852
4.125%	12/10/22		400	397,691
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	04/09/26	(oo)	258	257,808
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32		370	305,018
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26	(oo)	200	168,586
4.700%(ff)	03/09/31	(a)(oo)	341	256,884
Industrial & Commercial Bank of China Macau Ltd. (Macau),
Sub. Notes
2.875%(ff)	09/12/29		300	292,455
Ipoteka-Bank ATIB (Uzbekistan),
Sr. Unsec’d. Notes
5.500%	11/19/25		200	176,377

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.545%(ff)	11/08/32		398	$330,689
2.739%(ff)	10/15/30		461	401,917
3.509%(ff)	01/23/29		186	174,115
Sub. Notes
2.956%(ff)	05/13/31		242	209,423
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30		521	425,313
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		500	433,470
National Bank of Uzbekistan (Uzbekistan),
Sr. Unsec’d. Notes
4.850%	10/21/25		261	237,719
NBK SPC Ltd. (Kuwait),
Gtd. Notes, 144A
1.625%(ff)	09/15/27		294	262,374
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sub. Notes, 144A
1.832%(ff)	09/10/30		204	188,010
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.750%	02/12/27		207	194,893
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine),
Sr. Unsec’d. Notes
9.375%	03/10/23		20	11,165
9.625%	03/20/25		150	75,987
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30		524	431,445
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24		228	216,255
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31	(oo)	477	349,846
United Overseas Bank Ltd. (Singapore),
Sub. Notes, 144A, MTN
2.000%(ff)	10/14/31		298	268,909
Uzbek Industrial & Construction Bank ATB (Uzbekistan),
Sr. Unsec’d. Notes
5.750%	12/02/24		200	182,040
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		675	580,349
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30		119	112,775

				12,524,468

Beverages — 0.1%
Becle SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.500%	10/14/31		230	189,329

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29		380	$335,315
Cia Cervecerias Unidas SA (Chile),
Sr. Unsec’d. Notes, 144A
3.350%	01/19/32		258	218,012

				742,656

Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Gtd. Notes, 144A
7.375%	06/05/27		200	198,249
GCC SAB de CV,
Gtd. Notes, 144A
3.614%	04/20/32		294	238,633
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		140	102,768
4.375%	07/15/30		190	150,282
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		235	211,791

				901,723

Chemicals — 0.2%
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29		165	134,768
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A
5.625%	10/15/28		321	257,760
6.500%	05/15/26		240	223,730
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
2.625%	04/28/28		200	177,402
GC Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
5.200%	03/30/52		200	176,544
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30		200	210,002
OCP SA (Morocco),
Sr. Unsec’d. Notes
6.875%	04/25/44		200	166,319
Sr. Unsec’d. Notes, 144A
5.125%	06/23/51		223	147,764
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		256	224,629
5.500%	03/18/31		200	154,358
Synthos SA (Poland),
Sr. Sec’d. Notes, 144A
2.500%	06/07/28	EUR	218	185,956

				2,059,232

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
5.000%	08/02/41		298	$240,499
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
1.600%	04/06/24		172	163,484
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		100	115,687
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
7.125%	07/31/26		200	189,202
JSW Infrastructure Ltd. (India),
Sr. Sec’d. Notes, 144A
4.950%	01/21/29		200	156,110

				864,982

Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
5.300%	10/01/29		288	284,044

Cosmetics/Personal Care — 0.1%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.625%	03/24/32		250	230,681
Natura &Co. Luxembourg Holdings Sarl (Brazil),
Gtd. Notes, 144A
6.000%	04/19/29		200	176,048

				406,729

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28		110	94,922

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		150	126,192
3.300%	01/30/32		163	129,897
4.500%	09/15/23		263	262,267
6.500%	07/15/25		300	306,658
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24		189	182,148
4.250%	04/15/26		91	84,711
Sr. Unsec’d. Notes, 144A
2.125%	02/21/26		160	139,222
2.750%	02/21/28		145	117,715
CCBL Cayman 1 Corp. Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/16/24		200	198,499
Charles Schwab Corp. (The),
Jr. Sub. Notes
5.000%(ff)	06/01/27	(a)(oo)	372	335,022

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
China Development Bank Financial Leasing Co. Ltd. (China),
Sub. Notes
2.875%(ff)	09/28/30	200	$189,338
DAE Sukuk Difc Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.750%	02/15/26	200	189,232
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	204	154,517
Intercontinental Exchange, Inc.,
Gtd. Notes
3.100%	09/15/27	165	155,741
Sr. Unsec’d. Notes
2.100%	06/15/30	52	43,548
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29	224	192,683
Morgan Stanley Domestic Holdings, Inc.,
Gtd. Notes
4.500%	06/20/28	200	199,200
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	09/02/23	200	193,876
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30	250	221,003
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.950%	07/15/46	150	145,850
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26	200	194,905
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	03/13/24	326	300,540
Sr. Sec’d. Notes, EMTN
5.100%	07/16/23	200	191,780
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.185%(s)	02/15/43	197	51,677

			4,306,221

Electric — 1.1%
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	05/21/36	350	293,988
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46	111	98,629
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79	200	176,959
AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A
4.375%	05/31/30	299	258,273

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51			199	$142,635
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28		EUR	197	167,917
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31			230	187,283
China Southern Power Grid International Finance BVI Co. Ltd. (China),
Gtd. Notes
4.250%	09/18/28			200	203,163
Cikarang Listrindo Tbk PT (Indonesia),
Sr. Unsec’d. Notes
4.950%	09/14/26			200	182,952
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes
4.250%	03/25/27			213	168,061
Clearway Energy Operating LLC,
Gtd. Notes, 144A
4.750%	03/15/28	(a)		140	126,764
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.875%	07/26/33			244	184,960
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
5.200%	04/11/38			200	179,000
ContourGlobal Power Holdings SA (Spain),
Sr. Sec’d. Notes, 144A
3.125%	01/01/28		EUR	100	81,530
Electricidad Firme de Mexico Holdings SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
4.900%	11/20/26			200	164,631
Emirates Semb Corp. Water & Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.450%	08/01/35			200	193,842
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49			200	168,580
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28			300	278,236
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27			400	378,867
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Spain),
Sr. Sec’d. Notes, 144A
5.375%	12/30/30			223	153,525
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes
3.400%	01/28/30			200	169,585
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28			200	180,439
Sr. Unsec’d. Notes
7.125%	02/11/25			400	337,565

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	$56,941
Sr. Unsec’d. Notes, Series C
5.350%	07/15/47		139	117,469
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48		200	145,985
Inkia Energy Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
5.875%	11/09/27		200	183,265
Israel Electric Corp. Ltd. (Israel),
Unsec’d. Notes, 144A, GMTN
3.750%	02/22/32		223	199,112
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		310	263,486
Mercury Chile Holdco LLC (Chile),
Sr. Sec’d. Notes, 144A
6.500%	01/24/27		200	170,944
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes, 144A
5.125%	05/07/29		250	201,993
National Central Cooling Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
2.500%	10/21/27		200	180,130
NPC Ukrenergo (Ukraine),
Gov’t. Gtd. Notes, 144A
6.875%	11/09/26		200	48,000
Oryx Funding Ltd. (Oman),
Gtd. Notes, 144A
5.800%	02/03/31		200	188,908
Pacific Gas & Electric Co.,
First Mortgage
3.000%	06/15/28		152	131,523
3.300%	08/01/40		469	324,116
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	07/17/49		200	156,178
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India),
Sr. Sec’d. Notes, 144A
4.500%	07/14/28		250	196,269
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak (Indonesia),
Sr. Sec’d. Notes, 144A
4.850%	10/14/38		200	170,018
Star Energy Geothermal Wayang Windu Ltd. (Indonesia),
Sr. Sec’d. Notes, 144A
6.750%	04/24/33		165	154,732
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, 144A, MTN
3.500%	05/04/27	(a)	675	668,973
Termocandelaria Power Ltd. (Colombia),
Gtd. Notes, 144A
7.875%	01/30/29		340	308,227

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	222	$213,581
Transelec SA (Chile),
Sr. Unsec’d. Notes
3.875%	01/12/29	300	274,374

			8,831,608

Electronics — 0.0%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/32	287	238,796

Energy-Alternate Sources — 0.2%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy Pvt Ltd. (India),
Sr. Sec’d. Notes, 144A
6.250%	12/10/24	210	200,579
Empresa Generadora de Electricidad Haina SA (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.625%	11/08/28	265	226,122
FS Luxembourg Sarl (Brazil),
Sr. Sec’d. Notes, 144A
10.000%	12/15/25	200	202,278
Greenko Dutch BV (India),
Sr. Sec’d. Notes, 144A
3.850%	03/29/26	194	164,707
Greenko Power II Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.300%	12/13/28	208	165,809
Greenko Wind Projects Mauritius Ltd. (India),
Gtd. Notes, 144A
5.500%	04/06/25	236	219,499
Investment Energy Resources Ltd. (Guatemala),
Sr. Sec’d. Notes, 144A
6.250%	04/26/29	217	184,291
Sweihan PV Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
3.625%	01/31/49	200	165,526

			1,528,811

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.125%	08/11/61	234	184,654
India Airport Infra (India),
Sr. Sec’d. Notes, 144A
6.250%	10/25/25	288	256,881

			441,535

Entertainment — 0.1%
Genm Capital Labuan Ltd. (Malaysia),
Gtd. Notes, 144A
3.882%	04/19/31	307	245,894
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	329	279,795
5.141%	03/15/52	144	120,893

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
5.391%	03/15/62		118	$98,962
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.000%	02/15/31		405	314,286

				1,059,830

Foods — 0.2%
Agrosuper SA (Chile),
Sr. Unsec’d. Notes, 144A
4.600%	01/20/32		150	129,056
Aragvi Finance International DAC (Moldova),
Sr. Sec’d. Notes, 144A
8.450%	04/29/26		200	141,225
Grupo Bimbo SAB de CV (Mexico),
Jr. Sub. Notes
5.950%(ff)	04/17/23	(oo)	200	195,355
Grupo KUO SAB De CV (Mexico),
Gtd. Notes
5.750%	07/07/27		268	243,939
Indofood CBP Sukses Makmur Tbk PT (Indonesia),
Sr. Unsec’d. Notes
3.541%	04/27/32		506	391,256
4.805%	04/27/52		200	135,649
JBS Finance Luxembourg Sarl,
Gtd. Notes, 144A
3.625%	01/15/32		225	181,458
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		300	284,740

				1,702,678

Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27		641	596,140
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes
4.375%	04/01/23		200	199,541
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26		139	131,143
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30		179	164,032

				1,090,856

Healthcare-Products — 0.0%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30		200	170,493
2.750%	09/23/26		200	187,188

				357,681

Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		105	81,851

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29			93	$84,922
Toledo Hospital (The),
Sec’d. Notes, Series B
5.325%	11/15/28			166	156,054
Sr. Sec’d. Notes
5.750%	11/15/38			62	63,372
Tower Health,
Sec’d. Notes, Series 2020
4.451%	02/01/50			151	101,455

					487,654

Insurance — 0.1%
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	(a)		431	407,055
Brown & Brown, Inc.,
Sr. Unsec’d. Notes
4.950%	03/17/52			242	212,299
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/05/32			184	165,111
4.350%	04/05/42			27	23,058
4.400%	04/05/52			78	65,086
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31			128	110,748
4.850%	04/17/28			100	99,380
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/48			87	76,900

					1,159,637

Internet — 0.2%
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31			170	133,975
Meituan (China),
Sr. Unsec’d. Notes, 144A
2.125%	10/28/25			200	180,288
3.050%	10/28/30	(a)		243	181,530
MercadoLibre, Inc. (Brazil),
Gtd. Notes
3.125%	01/14/31			277	200,507
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30			200	159,953
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31			227	167,172
4.027%	08/03/50			200	125,505
United Group BV (Netherlands),
Sr. Sec’d. Notes
3.625%	02/15/28		EUR	100	77,964
Sr. Sec’d. Notes, 144A
4.625%	08/15/28		EUR	100	80,137

					1,307,031

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Investment Companies — 0.1%
Dua Capital Ltd. (Malaysia),
Sr. Unsec’d. Notes
2.780%	05/11/31		400	$328,057
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24		250	239,594

				567,651

Iron/Steel — 0.1%
CSN Inova Ventures (Brazil),
Gtd. Notes
6.750%	01/28/28		200	176,883
JSW Steel Ltd. (India),
Sr. Unsec’d. Notes, 144A
5.050%	04/05/32	(a)	333	244,705

				421,588

Lodging — 0.0%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		62	54,227
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32		173	149,138
Sr. Unsec’d. Notes, Series II
2.750%	10/15/33		175	137,720

				341,085

Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28		123	109,572

Machinery-Diversified — 0.1%
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27		189	178,130
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28		400	384,673

				562,803
Media — 0.3%
Cable Onda SA (Panama),
Sr. Unsec’d. Notes
4.500%	01/30/30		250	208,818
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30		105	87,748
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		100	100,257
5.250%	04/01/53		492	419,627
6.484%	10/23/45		200	194,734
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30		200	155,889

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
4.500%	11/15/31		240	$185,307
Discovery Communications LLC,
Gtd. Notes
4.650%	05/15/50		256	201,264
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30	(a)	345	288,109
5.500%	07/01/29		85	77,993
VTR Finance NV (Chile),
Sr. Unsec’d. Notes, 144A
6.375%	07/15/28		200	145,414

				2,065,160

Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.250%	03/17/28		200	172,995
2.875%	03/17/31	(a)	200	166,426
3.875%	03/16/29		200	183,429
4.750%	03/16/52		200	171,356
Antofagasta PLC (Chile),
Sr. Unsec’d. Notes, 144A
5.625%	05/13/32		200	193,482
ERO Copper Corp. (Brazil),
Gtd. Notes, 144A
6.500%	02/15/30		189	152,006
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27		286	256,024
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52		262	226,597
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		277	253,728
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31		231	190,687
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		45	38,150
3.875%	08/15/31		124	95,514
Volcan Cia Minera SAA (Peru),
Sr. Unsec’d. Notes
4.375%	02/11/26		28	24,600

				2,124,994

Oil & Gas — 1.1%
Diamondback Energy, Inc.,
Gtd. Notes
4.400%	03/24/51		110	94,036
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
3.450%	09/16/31		245	198,566
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26		218	192,225
5.375%	03/30/28		303	256,588

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Energean PLC (Egypt),
Sr. Sec’d. Notes, 144A
6.500%	04/30/27		278	$246,970
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29		259	251,086
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
1.850%	11/17/28	EUR	228	57,344
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	10/24/48		200	167,129
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		193	181,898
6.500%	06/30/27		114	105,043
6.750%	06/30/30		326	291,232
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		136	120,017
MC Brazil Downstream Trading Sarl (Brazil),
Sr. Sec’d. Notes, 144A
7.250%	06/30/31		271	217,293
Medco Bell Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.375%	01/30/27		254	215,435
Medco Laurel Tree Pte Ltd. (Indonesia),
Gtd. Notes, 144A
6.950%	11/12/28		295	247,165
MOL Hungarian Oil & Gas PLC (Hungary),
Sr. Unsec’d. Notes
1.500%	10/08/27	EUR	101	87,066
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31		523	380,596
6.350%	02/12/48		260	155,659
6.500%	06/02/41		189	118,653
6.700%	02/16/32		619	471,941
6.840%	01/23/30		225	178,219
6.950%	01/28/60		314	194,251
7.690%	01/23/50		916	614,341
Gtd. Notes, 144A, MTN
8.750%	06/02/29		195	176,237
Gtd. Notes, MTN
6.750%	09/21/47		732	452,927
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26		400	350,220
Qatar Energy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		200	156,996
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31		244	208,567
3.300%	07/12/51		200	154,217
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
1.602%	06/17/26		200	182,552

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes
3.500%	11/24/70		233	$164,985
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		200	170,146
Sr. Unsec’d. Notes, EMTN
4.250%	04/16/39		200	184,613
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		300	305,071
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30		850	807,649
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
3.250%	08/15/30		271	203,077
4.000%	08/15/26		600	510,468
Uzbekneftegaz JSC (Uzbekistan),
Sr. Unsec’d. Notes, 144A
4.750%	11/16/28		222	174,987

				9,245,465

Packaging & Containers — 0.1%
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.125%	11/01/25		200	176,001
3.875%	11/15/29		200	158,071
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		305	290,707
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (Peru),
Gtd. Notes, 144A
3.500%	08/02/28		355	301,184

				925,963

Pharmaceuticals — 0.1%
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29		275	245,526
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		275	243,361

				488,887

Pipelines — 0.5%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47		200	188,794
Acu Petroleo Luxembourg Sarl (Brazil),
Sr. Sec’d. Notes
7.500%	07/13/35		250	210,975
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
2.742%	12/31/39		222	172,420
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	(a)	204	182,261

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26		117	$115,761
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
1.750%	09/30/27		486	451,857
2.625%	03/31/36		349	282,802
2.940%	09/30/40		295	240,742
3.250%	09/30/40		459	362,783
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44		186	170,482
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52		459	396,989
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes
5.375%	03/22/30		200	164,374
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29		64	56,472
3.800%	09/15/30	(a)	484	428,249
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		184	176,951
4.500%	05/15/30		173	166,191
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26		200	196,319
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26		260	255,215
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33		57	51,629
4.950%	04/15/52		93	79,928

				4,351,194

Real Estate — 0.0%
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
5.600%	07/15/26		250	27,961
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.500%	02/01/24	(d)	200	30,616
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.750%	07/08/25		220	33,329

				91,906

Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc.,
Sr. Unsec’d. Notes
2.150%	07/15/30		488	396,279
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.500%	02/15/31		275	225,233

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		220	$179,988
3.875%	02/15/27		102	93,264

				894,764

Retail — 0.0%
Grupo Axo SAPI de CV (Mexico),
Gtd. Notes, 144A
5.750%	06/08/26		200	172,003
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29		195	162,393

				334,396

Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30		187	171,481
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		163	132,211
4.926%	05/15/37		251	225,447
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.700%	05/01/25		20	19,038

				548,177

Software — 0.0%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		70	63,848
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		200	188,056

				251,904

Telecommunications — 0.3%
CT Trust (Guatemala),
Sr. Sec’d. Notes, 144A
5.125%	02/03/32		200	160,250
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		240	208,821
PPF Telecom Group BV (Netherlands),
Sr. Unsec’d. Notes, EMTN
3.250%	09/29/27	EUR	199	182,020
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/42		377	335,548
4.550%	03/15/52		377	332,437
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes
5.875%	04/15/27		200	184,027
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31		291	244,803
4.375%	04/15/40		16	14,326

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes, 144A
6.375%	09/20/28	277	$221,627
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	83	73,720
4.272%	01/15/36	500	471,138
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
5.125%	01/15/28	200	144,567

			2,573,284

Transportation — 0.2%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	207,197
Hidrovias International Finance Sarl (Brazil),
Sr. Unsec’d. Notes
4.950%	02/08/31	245	189,569
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	02/10/31	444	363,258
3.570%	01/21/32	200	171,783
Sr. Unsec’d. Notes, EMTN
2.800%	02/10/31	200	163,630
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	178	159,757
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
7.875%	07/15/26	200	57,850
8.250%	07/09/24	200	55,020

			1,368,064

Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A

3.375%	03/20/28	200	174,251

Water — 0.0%
Aegea Finance Sarl (Brazil),
Sr. Unsec’d. Notes, 144A

6.750%	05/20/29	292	273,851

TOTAL CORPORATE BONDS

(cost $83,203,727)			70,199,494

MUNICIPAL BONDS — 0.1%
Florida — 0.1%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	24,943
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	333,809

			358,752

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois — 0.0%
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	$74,329

New Jersey — 0.0%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	176	198,345

TOTAL MUNICIPAL BONDS

(cost $716,430)			631,426

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Fannie Mae REMICS,
Series 2010-43, Class AH
3.250%	05/25/40	3	3,327
Series 2014-10, Class KM
3.500%	09/25/43	10	9,806
Series 2014-35, Class CA
3.500%	06/25/44	6	6,117
Series 2017-33, Class LB
3.000%	05/25/39	12	11,428
Freddie Mac REMICS,
Series 4533, Class GA
3.000%	06/15/28	16	15,463
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	4	4,106
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	9	8,654
Series 2019-03, Class MA
3.500%	10/25/58	9	8,918
Series 2019-03, Class MV
3.500%	10/25/58	9	8,758
Series 2019-04, Class MA
3.000%	02/25/59	11	10,939
Series 2019-04, Class MV
3.000%	02/25/59	9	8,675
Series 2022-01, Class MTU
3.250%	11/25/61	51	49,084

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $150,483)			145,275

SOVEREIGN BONDS — 4.0%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48	400	291,060
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32	339	271,210
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29	200	158,658
9.125%	11/26/49	622	444,236
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.000%(cc)	01/09/38	2,023	589,268
2.500%(cc)	07/09/41	1,842	500,607

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32		EUR	184	$138,222
6.875%	01/19/52		EUR	100	72,279
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30			241	201,670
3.375%	08/20/50			203	147,353
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/29		BRL	469	78,436
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.750%	01/14/50	(a)		465	315,708
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
7.000%	04/04/44			400	345,548
7.158%	03/12/45			425	369,865
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
2.875%	04/22/32		EUR	128	127,141
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25			200	199,067
5.875%	01/30/60			900	615,325
5.950%	01/25/27			200	191,830
6.400%	06/05/49			250	186,156
6.500%	02/15/48			200	150,516
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30			150	120,364
4.875%	09/23/32			484	372,424
5.300%	01/21/41			173	120,100
5.500%	02/22/29			159	138,630
5.875%	01/30/60			314	214,680
6.000%	02/22/33			369	307,189
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
0.500%(cc)	07/31/40		1,136		487,799
1.000%(cc)	07/31/35			880	438,074
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/40			163	70,078
1.000%(cc)	07/31/35			365	181,597
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28			500	362,676
8.700%	03/01/49			400	238,539
Sr. Unsec’d. Notes, 144A
8.875%	05/29/50			200	121,034
Sr. Unsec’d. Notes, 144A, MTN
5.800%	09/30/27			200	140,863
6.375%	04/11/31		EUR	100	66,019
7.053%	01/15/32	(a)		200	129,540
7.500%	02/16/61			271	150,302
8.500%	01/31/47			750	443,279
Sr. Unsec’d. Notes, EMTN
7.053%	01/15/32			200	129,540

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
7.125%	01/20/50		200	$61,903
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31		372	293,626
Sr. Unsec’d. Notes, EMTN
4.000%	01/14/23		250	250,152
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes, 144A
7.000%	11/24/31		200	145,873
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		270	232,377
Sr. Unsec’d. Notes
7.875%	02/11/35		315	148,127
8.750%	03/11/61		200	94,228
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
6.125%	06/01/50		632	531,655
Sr. Unsec’d. Notes, 144A
3.700%	10/07/33		200	154,904
4.650%	10/07/41		200	146,033
6.125%	06/01/50		200	168,245
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		271	270,269
5.500%	06/16/34		336	325,690
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	171	127,232
3.400%	09/18/29		200	185,637
3.550%	03/31/32		200	181,402
4.350%	01/11/48		609	530,614
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25		200	199,532
5.125%	01/15/45		200	190,746
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	100	75,348
5.250%	03/22/30	EUR	250	204,881
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	285	214,742
6.625%	03/22/48	EUR	101	70,533
6.875%	10/17/40	EUR	252	187,769
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
7.375%	10/10/47		530	388,190
Sr. Unsec’d. Notes, 144A
5.850%	07/07/30		370	293,252
7.750%	01/15/28		245	228,886
Mexican Bonos (Mexico),
Bonds, Series M
5.750%	03/05/26	MXN	2,500	110,508
7.750%	05/29/31	MXN	4,300	197,275
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.450%	10/25/33	EUR	126	90,028

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
3.500%	02/12/34		256	$211,535
4.400%	02/12/52		200	149,837
4.500%	01/31/50		400	310,503
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.000%	12/15/50		200	116,341
4.250%	12/11/22		200	199,959
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.696%	02/23/38		220	136,142
7.875%	02/16/32		200	138,727
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25		220	193,054
Sr. Unsec’d. Notes, 144A, MTN
6.125%	09/28/28		259	183,150
7.375%	09/28/33		325	212,000
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.250%	01/25/31		200	192,966
6.500%	03/08/47		400	334,852
6.750%	01/17/48		700	603,248
7.000%	01/25/51		616	541,683
Sr. Unsec’d. Notes, 144A
6.250%	01/25/31		221	213,227
7.000%	01/25/51		400	351,742
Sr. Unsec’d. Notes, EMTN
6.000%	08/01/29		400	385,112
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36		116	68,790
Sr. Unsec’d. Notes, 144A, MTN
6.000%	04/08/26		200	135,119
8.875%	04/08/51		200	119,264
Sr. Unsec’d. Notes, EMTN
7.375%	04/08/31		250	157,040
Panama Bonos del Tesoro (Panama),
Sr. Unsec’d. Notes
3.362%	06/30/31		271	237,879
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	01/19/63		457	354,168
Panama Notas del Tesoro (Panama),
Sr. Unsec’d. Notes
3.750%	04/17/26		158	155,428
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		200	196,842
5.400%	03/30/50		400	309,643
5.600%	03/13/48		200	158,212
Sr. Unsec’d. Notes, 144A
3.849%	06/28/33		200	163,228
4.950%	04/28/31		400	370,179
5.400%	03/30/50		200	154,822
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
1.200%	04/28/33	EUR	147	115,228
1.750%	04/28/41	EUR	232	164,141
3.556%	09/29/32		239	220,386

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
4.200%	03/29/47			253	$220,016
Province of Santa Fe (Argentina),
Sr. Unsec’d. Notes
7.000%	03/23/23			75	70,591
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50			350	333,461
4.817%	03/14/49			300	301,859
Republic of Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes
5.950%	07/07/32		EUR	153	118,779
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
8.250%	02/28/48			200	122,616
Sr. Unsec’d. Notes, 144A
8.000%	05/22/32			200	142,018
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.750%	09/30/49			620	423,501
5.875%	04/20/32			203	173,637
7.300%	04/20/52			323	259,095
Republic of Uzbekistan International Bond (Uzbekistan),
Sr. Unsec’d. Notes
3.900%	10/19/31			200	142,400
Sr. Unsec’d. Notes, 144A, MTN
3.700%	11/25/30			246	179,184
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.250%	11/25/27			254	242,496
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32		EUR	302	215,988
2.124%	07/16/31		EUR	85	63,080
Unsec’d. Notes, 144A
2.625%	12/02/40		EUR	200	122,168
2.750%	04/14/41		EUR	131	80,386
Unsec’d. Notes, 144A, MTN
1.750%	07/13/30		EUR	274	204,418
2.124%	07/16/31		EUR	83	61,596
6.000%	05/25/34			140	126,421
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27	(d)		200	52,000
4.750%	05/27/26	(d)		200	52,000
Sr. Unsec’d. Notes, 144A
5.100%	03/28/35			200	50,000
Rwanda International Government Bond (Rwanda),
Sr. Unsec’d. Notes, 144A
5.500%	08/09/31			200	157,209
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33			434	361,227
3.250%	11/17/51			258	194,346
Sr. Unsec’d. Notes, EMTN
4.500%	10/26/46			910	829,924
4.625%	10/04/47			400	370,237
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33			240	183,201

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
6.750%	03/13/48			200	$126,953
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29		EUR	102	77,319
Sr. Unsec’d. Notes, 144A
3.125%	05/15/27		EUR	177	162,792
Sr. Unsec’d. Notes, 144A, MTN
2.050%	09/23/36		EUR	163	100,533
Sr. Unsec’d. Notes, EMTN
2.050%	09/23/36		EUR	167	103,000
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27	(d)		350	108,938
7.550%	03/28/30			200	62,385
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	03/13/25			200	171,899
4.250%	04/14/26			300	241,029
5.250%	03/13/30			300	213,754
5.950%	01/15/31			200	145,954
6.125%	10/24/28			231	181,579
6.375%	10/14/25			267	236,515
6.500%	09/20/33			332	237,861
UAE International Government Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
4.951%	07/07/52			422	425,148
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
0.000%(cc)	05/31/40			571	139,895
7.253%	03/15/33			400	98,000
7.375%	09/25/32			400	98,000
Sr. Unsec’d. Notes, 144A
6.876%	05/21/29			200	48,000
7.253%	03/15/33			266	65,170
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40		UYU	1,130	28,920
4.375%	01/23/31			172	174,182
4.975%	04/20/55	(a)		462	454,979
5.100%	06/18/50			39	39,067
8.500%	03/15/28		UYU	7,999	182,294
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24			300	298,738
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes
8.970%	07/30/27			200	116,779

TOTAL SOVEREIGN BONDS (cost $45,735,742)					33,674,523

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
Federal Home Loan Mortgage Corp.
2.000%	02/01/42			146	130,824
2.000%	02/01/52			32	28,217
2.000%	02/01/52			66	57,233
2.000%	02/01/52			76	66,285
2.000%	03/01/52			615	534,316
2.500%	08/01/40			63	58,008

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	10/01/51	71	$64,424
2.500%	12/01/51	120	108,458
2.500%	12/01/51	174	156,571
2.500%	03/01/52	58	52,758
2.500%	04/01/52	493	444,370
3.000%	11/01/42	85	81,319
3.000%	11/01/46	194	184,029
3.000%	12/01/46	65	62,004
3.000%	02/01/50	26	24,899
3.000%	06/01/50	33	30,786
3.000%	01/01/52	98	91,636
3.500%	04/01/32	53	52,711
3.500%	08/01/32	92	92,351
3.500%	07/01/42	20	19,708
3.500%	08/01/46	88	86,952
3.500%	05/01/47	86	84,530
3.500%	05/01/49	8	7,310
3.500%	05/01/52	34	33,228
4.000%	01/01/40	180	182,587
4.500%	08/01/46	43	43,612
Federal National Mortgage Assoc.
1.500%	09/01/41	71	60,455
1.500%	02/01/42	25	21,007
2.000%	TBA	25	21,668
2.000%	TBA	700	652,477
2.000%	02/01/42	269	240,021
2.000%	03/01/42	145	129,023
2.000%	04/01/42	241	215,158
2.000%	12/01/50	21	18,690
2.000%	01/01/51	15	12,697
2.000%	02/01/51	22	19,590
2.000%	03/01/52	38	33,035
2.000%	03/01/52	621	541,248
2.000%	03/01/52	1,628	1,419,593
2.500%	TBA	100	95,382
2.500%	TBA	200	190,980
2.500%	TBA	650	583,661
2.500%	07/01/40	39	35,950
2.500%	03/01/42	123	113,024
2.500%	04/01/42	177	162,660
2.500%	08/01/46	85	77,351
2.500%	11/01/46	20	17,831
2.500%	02/01/50	11	9,806
2.500%	02/01/50	26	23,130
2.500%	07/01/50	24	21,583
2.500%	07/01/50	38	34,866
2.500%	10/01/50	123	112,260
2.500%	05/01/51	67	60,261
2.500%	08/01/51	46	41,543
2.500%	10/01/51	23	21,125
2.500%	12/01/51	96	87,080
2.500%	12/01/51	145	130,914
2.500%	01/01/52	122	109,986
2.500%	01/01/52	122	110,056
2.500%	01/01/52	123	110,969
2.500%	03/01/52	67	60,047
2.500%	03/01/52	153	138,446
2.500%	04/01/52	99	89,124

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	TBA	150	$146,315
3.000%	11/01/28	6	5,888
3.000%	09/01/32	88	86,523
3.000%	08/01/33	23	23,126
3.000%	11/01/46	90	85,374
3.000%	06/01/51	40	37,245
3.000%	12/01/51	95	88,867
3.000%	12/01/51	170	159,223
3.000%	01/01/52	98	91,827
3.500%	TBA	426	409,539
3.500%	03/01/42	126	123,479
3.500%	07/01/43	102	100,039
3.500%	03/01/46	3	3,309
3.500%	04/01/46	55	54,187
3.500%	06/01/46	126	123,303
3.500%	12/01/47	28	27,682
3.500%	05/01/49	27	26,790
3.500%	05/01/52	25	24,014
4.000%	TBA	200	197,215
4.000%	06/01/39	218	220,415
4.000%	03/01/45	131	132,426
4.000%	02/01/46	43	43,555
4.000%	04/01/46	43	43,622
4.000%	05/01/52	47	46,767
5.000%	TBA	275	280,672
5.000%	11/01/33	38	40,138
5.000%	06/01/40	39	41,211
5.000%	10/01/41	62	65,193
5.500%	TBA	25	25,875
Government National Mortgage Assoc.
2.000%	01/20/52	343	305,071
2.500%	08/20/51	69	63,205
2.500%	09/20/51	187	171,843
2.500%	11/20/51	288	264,523
3.000%	TBA	725	683,369
3.000%	06/20/46	81	77,949
3.000%	09/20/47	14	13,435
3.000%	11/20/51	143	134,908
3.000%	02/20/52	98	92,512
3.500%	TBA	575	558,648
3.500%	01/15/42	81	80,927
3.500%	04/20/46	36	35,303
3.500%	05/20/46	91	89,366
4.000%	TBA	656	651,420
4.500%	TBA	600	606,422
4.500%	04/20/49	37	37,602
5.000%	TBA	275	281,789
5.000%	06/20/48	22	22,791
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,396,264)			15,526,725

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds
1.125%	08/15/40	500	345,234
1.375%	11/15/40	1,450	1,044,000
1.750%	08/15/41	650	494,305
2.375%	02/15/42	300	254,344
2.375%	11/15/49	850	717,719

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
2.500%	02/15/46		957	$811,357
3.500%	02/15/39		633	660,990
U.S. Treasury Notes
0.375%	10/31/23	(k)	1,000	966,289
0.750%	12/31/23		8,300	8,028,629
2.250%	03/31/24		3,450	3,406,605
TOTAL U.S. TREASURY OBLIGATIONS (cost $18,016,375)				16,729,472
TOTAL LONG-TERM INVESTMENTS (cost $729,442,578)				727,943,355

	Shares

SHORT-TERM INVESTMENTS — 19.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	111,613,811	111,613,811
PGIM Institutional Money Market Fund (cost $53,825,598; includes $53,776,320 of cash collateral for securities on loan)(b)(wa)	53,869,179	53,820,696

TOTAL SHORT-TERM INVESTMENTS (cost $165,439,409)		165,434,507

TOTAL INVESTMENTS—106.9% (cost $894,881,987)		893,377,862
Liabilities in excess of other assets(z) — (6.9)%		(57,475,979)

NET ASSETS — 100.0%		$835,901,883

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

Futures contracts outstanding at June 30, 2022:

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $30 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,185,596; cash collateral of $53,776,320 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
41	2 Year U.S. Treasury Notes	Sep. 2022	$8,610,641	$(59,566)
35	5 Year U.S. Treasury Notes	Sep. 2022	3,928,750	4,187
16	10 Year U.S. Treasury Notes	Sep. 2022	1,896,500	(27,683)
40	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	6,173,750	(178,773)
350	Mini MSCI EAFE Index	Sep. 2022	32,490,500	(1,569,264)
258	S&P 500 E-Mini Index	Sep. 2022	48,884,550	(4,205,468)

				(6,036,567)

Short Positions:
10	10 Year Euro-Bund	Sep. 2022	1,559,140	24,843
2	10 Year U.S. Ultra Treasury Notes	Sep. 2022	254,750	4,066

				28,909

				$(6,007,658)

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/22	Goldman Sachs International	BRL	353	$69,136	$66,727	$—	$(2,409)
Czech Koruna,
Expiring 07/15/22	BNP Paribas S.A.	CZK	3,464	155,335	146,411	—	(8,924)
Expiring 07/15/22	Goldman Sachs International	CZK	1,157	51,522	48,902	—	(2,620)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	CZK	1,135	51,145	47,972	—	(3,173)
Euro,
Expiring 07/15/22	BNP Paribas S.A.	EUR	78	81,625	81,602	—	(23)
Expiring 07/15/22	HSBC Bank PLC	EUR	106	116,498	110,949	—	(5,549)
Expiring 07/15/22	HSBC Bank PLC	EUR	66	71,936	69,232	—	(2,704)
Expiring 07/15/22	HSBC Bank PLC	EUR	12	12,199	12,302	103	—
Expiring 07/15/22	HSBC Bank PLC	EUR	12	12,480	12,395	—	(85)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	EUR	84	91,275	87,639	—	(3,636)
Expiring 07/15/22	Morgan Stanley & Co. International PLC	EUR	124	129,061	129,808	747	—
Expiring 07/15/22	Morgan Stanley & Co. International PLC	EUR	8	8,884	8,767	—	(117)
Expiring 07/15/22	Royal Bank of Scotland International	EUR	155	161,482	162,853	1,371	—
Expiring 07/15/22	State Street Bank & Trust Company	EUR	119	124,221	124,819	598	—
Mexican Peso,
Expiring 07/15/22	Goldman Sachs International	MXN	2,635	129,695	130,678	983	—
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	MXN	1,437	69,928	71,263	1,335	—
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	MXN	696	35,179	34,515	—	(664)
Polish Zloty,
Expiring 07/15/22	BNP Paribas S.A.	PLN	221	51,512	49,212	—	(2,300)
Expiring 07/15/22	Goldman Sachs International	PLN	651	153,541	144,961	—	(8,580)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	PLN	221	52,046	49,211	—	(2,835)
South African Rand,
Expiring 07/15/22	Barclays Bank PLC	ZAR	2,040	125,371	125,210	—	(161)
Expiring 07/15/22	Goldman Sachs International	ZAR	1,337	82,862	82,068	—	(794)
Expiring 07/15/22	Goldman Sachs International	ZAR	863	55,133	52,984	—	(2,149)
Expiring 07/15/22	HSBC Bank PLC	ZAR	113	7,040	6,945	—	(95)
Expiring 07/15/22	Morgan Stanley & Co. International PLC	ZAR	1,580	98,292	96,968	—	(1,324)
Expiring 07/15/22	Morgan Stanley & Co. International PLC	ZAR	1,215	76,239	74,590	—	(1,649)

				$2,073,637	$2,028,983	5,137	(49,791)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	BRL	311	$60,291	$58,736	$1,555	$—
Czech Koruna,
Expiring 07/15/22	BNP Paribas S.A.	CZK	3,480	148,659	147,087	1,572	—
Expiring 07/15/22	BNP Paribas S.A.	CZK	2,275	99,644	96,156	3,488	—
Expiring 07/15/22	HSBC Bank PLC	CZK	1	42	42	—	—
Euro,
Expiring 07/15/22	HSBC Bank PLC	EUR	127	138,714	133,121	5,593	—
Expiring 07/15/22	Morgan Stanley & Co. International PLC	EUR	5,548	6,175,594	5,819,884	355,710	—
Mexican Peso,
Expiring 07/15/22	Goldman Sachs International	MXN	1,977	95,735	98,045	—	(2,310)
Expiring 07/15/22	Goldman Sachs International	MXN	996	48,276	49,395	—	(1,119)
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	MXN	1,058	51,237	52,469	—	(1,232)
Polish Zloty,
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	PLN	659	149,907	146,743	3,164	—
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	PLN	434	99,675	96,641	3,034	—

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand, Expiring 07/15/22	JPMorgan Chase Bank, N.A.	ZAR	7,149	$483,359	$438,766	$44,593	$—

				$7,551,133	$7,137,085	418,709	(4,661)

						$423,846	$(54,452)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Bank of America, N.A.	$—	$366,224
Goldman Sachs & Co. LLC	—	9,263,344

Total	$—	$9,629,568

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$430,175	$—
Collateralized Debt Obligations	—	5,879,433	—
Collateralized Loan Obligations	—	4,781,996	—
Other	—	228,516	—
Small Business Loan	—	65,647	—
Commercial Mortgage-Backed Securities	—	6,281,594	—
Corporate Bonds	—	70,199,494	—
Municipal Bonds	—	631,426	—
Residential Mortgage-Backed Securities	—	145,275	—
Sovereign Bonds	—	33,674,523	—
U.S. Government Agency Obligations	—	15,526,725	—
U.S. Treasury Obligations	—	16,729,472	—
Common Stocks	436,667,854	135,832,739	30
Preferred Stock	—	862,990	—
Rights	—	788	—
Warrants	4,678	—	—
Short-Term Investments
Affiliated Mutual Funds	165,434,507	—	—

Total	$602,107,039	$291,270,793	$30

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$33,096	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	423,846	—

Total	$33,096	$423,846	$—

Liabilities
Futures Contracts	$(6,040,754)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(54,452)	—

Total	$(6,040,754)	$(54,452)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (6.4% represents investments purchased with collateral from securities on loan)	19.8%
Equity Real Estate Investment Trusts (REITs)	5.0
Software	4.9
Banks	4.6
Sovereign Bonds	4.0
Insurance	3.4
Capital Markets	3.2
Life Sciences Tools & Services	2.9
Chemicals	2.6
Pharmaceuticals	2.6
IT Services	2.6
Semiconductors & Semiconductor Equipment	2.3
Oil, Gas & Consumable Fuels	2.2
Professional Services	2.1
Health Care Equipment & Supplies	2.1
U.S. Treasury Obligations	2.0
Interactive Media & Services	1.9
U.S. Government Agency Obligations	1.9
Machinery	1.5
Hotels, Restaurants & Leisure	1.3
Electric Utilities	1.2
Electrical Equipment	1.2
Internet & Direct Marketing Retail	1.2
Real Estate Management & Development	1.2
Food Products	1.1
Aerospace & Defense	1.1
Oil & Gas	1.1
Textiles, Apparel & Luxury Goods	1.1
Electric	1.1
Health Care Providers & Services	1.0
Beverages	1.0
Technology Hardware, Storage & Peripherals	1.0
Media	1.0
Specialty Retail	0.9
Building Products	0.9
Household Products	0.8
Diversified Financial Services	0.8
Entertainment	0.8
Road & Rail	0.8

Commercial Mortgage-Backed Securities	0.7%
Electronic Equipment, Instruments & Components	0.7
Collateralized Debt Obligations	0.7
Multi-Utilities	0.7
Commercial Services & Supplies	0.6
Containers & Packaging	0.6
Collateralized Loan Obligations	0.6
Pipelines	0.5
Industrial Conglomerates	0.5
Biotechnology	0.4
Metals & Mining	0.4
Multiline Retail	0.4
Construction Materials	0.4
Distributors	0.4
Auto Components	0.4
Consumer Finance	0.4
Tobacco	0.3
Wireless Telecommunication Services	0.3
Telecommunications	0.3
Food & Staples Retailing	0.3
Diversified Telecommunication Services	0.3
Household Durables	0.3
Diversified Consumer Services	0.3
Gas Utilities	0.3
Personal Products	0.3
Mining	0.3
Leisure Products	0.2
Foods	0.2
Energy-Alternate Sources	0.2
Transportation	0.2
Internet	0.2
Automobiles	0.2
Energy Equipment & Services	0.1
Airlines	0.1
Gas	0.1
Trading Companies & Distributors	0.1
Communications Equipment	0.1
Agriculture	0.1
Packaging & Containers	0.1
Building Materials	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Real Estate Investment Trusts (REITs)	0.1%
Commercial Services	0.1
Independent Power & Renewable Electricity Producers	0.1
Municipal Bonds	0.1
Investment Companies	0.1
Machinery-Diversified	0.1
Semiconductors	0.1
Health Care Technology	0.1
Thrifts & Mortgage Finance	0.1
Healthcare-Services	0.1
Engineering & Construction	0.1
Iron/Steel	0.1
Cosmetics/Personal Care	0.1
Construction & Engineering	0.0	*
Auto Manufacturers	0.0	*
Healthcare-Products	0.0	*
Lodging	0.0	*
Retail	0.0	*
Computers	0.0	*

Water	0.0	*%
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Paper & Forest Products	0.0	*
Electronics	0.0	*
Other	0.0	*
Trucking & Leasing	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Transportation Infrastructure	0.0	*
Machinery-Construction & Mining	0.0	*
Distribution/Wholesale	0.0	*
Real Estate	0.0	*
Small Business Loan	0.0	*

	106.9
Liabilities in excess of other assets	(6.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Equity contracts	—	$—		Due from/to broker-variation margin futures	$5,774,732	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	423,846		Unrealized depreciation on OTC forward foreign currency exchange contracts	54,452
Interest rate contracts	Due from/to broker-variation margin futures	33,096	*	Due from/to broker-variation margin futures	266,022	*

		$456,942			$6,095,206

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Exchange Contracts

Equity contracts	$—	$(15,553,066)	$—
Foreign exchange contracts	(8,078)	—	487,021
Interest rate contracts	—	(1,201,965)	—

Total	$(8,078)	$(16,755,031)	$487,021

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Equity contracts	$(7,783,965)	$—
Foreign exchange contracts	—	103,546
Interest rate contracts	(295,882)	—

Total	$(8,079,847)	$103,546

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 2,693
Futures Contracts - Long Positions (2)	124,574,804
Futures Contracts - Short Positions (2)	7,221,970
Forward Foreign Currency Exchange Contracts - Purchased (3)	7,518,606
Forward Foreign Currency Exchange Contracts - Sold (3)	15,894,270

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022. (1) Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$52,185,596	$(52,185,596)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Barclays Bank PLC	$—	$(161)	$(161)	$—	$(161)
BNP Paribas S.A.	5,060	(11,247)	(6,187)	—	(6,187)
Goldman Sachs International	983	(19,981)	(18,998)	—	(18,998)
HSBC Bank PLC	5,696	(8,433)	(2,737)	—	(2,737)
JPMorgan Chase Bank, N.A.	53,681	(11,540)	42,141	—	42,141
Morgan Stanley & Co. International PLC	356,457	(3,090)	353,367	(320,000)	33,367
Royal Bank of Scotland International	1,371	—	1,371	—	1,371
State Street Bank & Trust Company	598	—	598	—	598

	$423,846	$(54,452)	$369,394	$(320,000)	$49,394

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $52,185,596:
Unaffiliated investments (cost $729,442,578)	$727,943,355
Affiliated investments (cost $165,439,409)	165,434,507
Foreign currency, at value (cost $69,471)	69,680
Cash	4,349
Receivable for investments sold	3,554,573
Dividends and interest receivable	2,622,135
Tax reclaim receivable	770,374
Unrealized appreciation on OTC forward foreign currency exchange contracts	423,846
Due from broker-variation margin futures	97,138
Receivable for Portfolio shares sold	26,369
Receivable from affiliate	5,556
Prepaid expenses and other assets	8,412

Total Assets	900,960,294

LIABILITIES
Payable to broker for collateral for securities on loan	53,776,320
Payable for investments purchased	9,688,703
Due to broker-variation margin futures	572,325
Payable for Portfolio shares purchased	285,969
Management fee payable	245,519
Payable to affiliate	178,332
Accrued expenses and other liabilities	170,427
Foreign capital gains tax liability accrued	62,357
Unrealized depreciation on OTC forward foreign currency exchange contracts	54,452
Distribution fee payable	23,212
Affiliated transfer agent fee payable	512
Trustees’ fees payable	283

Total Liabilities	65,058,411

NET ASSETS	$835,901,883

Net assets were comprised of:
Partners’ Equity	$835,901,883

Net asset value and redemption price per share, $835,901,883 / 47,395,448 outstanding shares of beneficial interest	$17.64

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $377,925 foreign withholding tax, of which $33,810 is reimbursable by an affiliate)	$6,535,117
Interest income (net of $556 foreign withholding tax)	3,976,009
Affiliated dividend income	296,945
Income from securities lending, net (including affiliated income of $24,944)	49,655

Total income	10,857,726

EXPENSES
Management fee	3,516,600
Distribution fee	1,317,907
Custodian and accounting fees	127,055
Audit fee	23,356
Legal fees and expenses	12,603
Trustees’ fees	12,283
Shareholders’ reports	6,336
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,716
Miscellaneous	33,693

Total expenses	5,053,549
Less: Fee waiver and/or expense reimbursement	(23,722)

Net expenses	5,029,827

NET INVESTMENT INCOME (LOSS)	5,827,899

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,554)) (net of foreign capital gains taxes $(53,819))	28,440,581
Futures transactions	(16,755,031)
Forward currency contract transactions	487,021
Foreign currency transactions	(268,001)

11,904,570

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,840)) (net of change in foreign capital gains taxes $99,113)	(249,226,152)
Futures	(8,079,847)
Forward currency contracts	103,546
Foreign currencies	41,115

(257,161,338)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(245,256,768)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(239,428,869)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,827,899	$8,497,130
Net realized gain (loss) on investment and foreign currency transactions	11,904,570	117,429,377
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(257,161,338)	41,893,810

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(239,428,869)	167,820,317

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,834,515 and 1,492,942 shares, respectively]	53,219,890	30,779,429
Portfolio shares purchased [12,273,232 and 5,566,168 shares, respectively]	(226,991,315)	(115,167,816)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(173,771,425)	(84,388,387)

TOTAL INCREASE (DECREASE)	(413,200,294)	83,431,930
NET ASSETS:
Beginning of period	1,249,102,177	1,165,670,247

End of period	$835,901,883	$1,249,102,177

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$21.98		$19.14	$17.42	$14.19		$15.47		$13.28

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.14	0.14	0.24		0.22		0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.45)		2.70	1.58	2.99		(1.50)		2.02

Total from investment operations	(4.34)		2.84	1.72	3.23		(1.28)		2.19

Capital Contributions	—		—	—	—	(b)(c)(d)	—	(c)(d)	—

Net Asset Value, end of period	$17.64		$21.98	$19.14	$17.42		$14.19		$15.47

Total Return(e)	(19.75)%		14.84%	9.87%	22.76	%(f)	(8.27	)%(f)	16.49%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$836		$1,249	$1,166	$985		$697		$871
Average net assets (in millions)	$1,063		$1,222	$950	$859		$854		$812
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.95	%(h)	0.94%	0.97%	0.97%		0.96%		0.97%
Expenses before waivers and/or expense reimbursement	0.95	%(h)	0.94%	0.98%	0.98%		0.97%		0.98%
Net investment income (loss)	1.11	%(h)	0.70%	0.86%	1.52%		1.45%		1.19%
Portfolio turnover rate(i)	25%		55%	96%	123%		54%		58%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.7%
ASSET-BACKED SECURITIES — 0.7%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.244%(c)	01/19/35	40,000	$38,419,004
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.214%(c)	10/15/34	42,500	41,135,448
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.794%(c)	04/15/29	19,440	19,105,958

TOTAL ASSET-BACKED SECURITIES (cost $101,823,536)			98,660,410

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.7%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	13,000	12,911,902
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	12,712,774
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	25,000	24,167,195
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	2,431	2,404,328
Series 2014-GC23, Class A3
3.356%	07/10/47	11,062	10,886,099
Series 2015-GC29, Class A3
2.935%	04/10/48	14,092	13,667,869
Series 2015-GC31, Class A3
3.497%	06/10/48	13,585	13,212,094
Series 2015-GC33, Class A3
3.515%	09/10/58	19,054	18,658,635
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	19,156,664
Series 2016-C02, Class A3
2.575%	08/10/49	17,500	16,387,110
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	32,558,789
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,722,935
Series 2017-P07, Class A3
3.442%	04/14/50	20,000	19,330,106
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	15,938,251
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	6,442	6,435,440
Series 2014-CR18, Class A4
3.550%	07/15/47	8,303	8,204,300
Series 2014-UBS04, Class A4
3.420%	08/10/47	10,000	9,829,923
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,886	1,839,934

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-CR22, Class A4
3.048%	03/10/48	15,000	$14,568,092
Series 2015-CR26, Class A3
3.359%	10/10/48	15,540	15,187,274
Series 2015-DC01, Class A4
3.078%	02/10/48	10,000	9,742,887
Series 2015-LC21, Class A3
3.445%	07/10/48	15,682	15,238,024
Series 2015-PC01, Class A4
3.620%	07/10/50	6,068	5,960,536
Series 2016-COR01, Class A3
2.826%	10/10/49	24,738	23,274,397
Series 2016-DC02, Class A4
3.497%	02/10/49	11,590	11,284,986
Series 2017-COR02, Class A2
3.239%	09/10/50	38,666	36,634,725
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	17,895	17,480,152
Series 2015-C04, Class A3
3.544%	11/15/48	29,293	28,504,082
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	14,548,449
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,811	8,374,165
Series 2016-C03, Class A4
2.632%	08/10/49	15,000	14,214,348
Series 2017-C06, Class A3
3.269%	06/10/50	35,644	34,954,289
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	3,000	2,968,003
Series 2016-GS02, Class A3
2.791%	05/10/49	20,000	18,925,478
Series 2016-GS03, Class A3
2.592%	10/10/49	23,219	21,795,888
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3
3.928%	01/15/47	3,435	3,377,743
Series 2014-C22, Class A3A1
3.538%	09/15/47	12,648	12,369,824
Series 2015-C30, Class A4
3.551%	07/15/48	12,497	12,235,784
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	48,819,089
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	894	887,307
Series 2016-JP02, Class A3
2.559%	08/15/49	15,675	14,678,951
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	21,123	20,770,344

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49		10,000	$9,361,622
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50		10,000	9,391,572
Series 2018-C12, Class A4
4.030%	08/15/51		25,000	24,349,745
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		11,913	11,612,912
Series 2015-C29, Class A3
3.368%	06/15/48		9,936	9,705,772
Series 2015-LC20, Class A4
2.925%	04/15/50		15,000	14,485,262
Series 2016-C35, Class A3
2.674%	07/15/48		24,188	22,792,884
Series 2016-LC24, Class A3
2.684%	10/15/49		32,619	30,939,106
Series 2016-NXS06, Class A3
2.642%	11/15/49		20,000	18,954,838
Series 2017-C42, Class A3
3.330%	12/15/50		15,000	14,206,748
Series 2019-C49, Class A4
3.760%	03/15/52		28,500	27,331,115
Series 2019-C51, Class A3
3.055%	06/15/52		35,000	32,382,644

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $918,362,196)				875,333,385

CORPORATE BONDS — 86.8%
Aerospace & Defense — 1.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34		15,951	12,695,189
3.625%	03/01/48		1,000	669,620
3.900%	05/01/49		17,990	12,787,461
3.950%	08/01/59		8,125	5,485,806
4.508%	05/01/23		12,677	12,731,727
5.805%	05/01/50		71,244	65,603,742
5.930%	05/01/60		42,730	39,090,775
7.875%	04/15/43		13,929	15,663,389
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23		5,675	5,668,400
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45		3,218	2,840,469
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	(a)	500	479,289
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26		2,000	2,227,021

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46		3,050	$2,593,761
4.150%	05/15/45		1,150	1,021,855
4.450%	11/16/38	(a)	1,400	1,346,878
4.500%	06/01/42		1,246	1,187,150

				182,092,532

Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41		4,220	2,804,089
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		15,138	13,862,194
4.390%	08/15/37		39,700	31,550,206
4.700%	04/02/27		5,130	5,015,364
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	02/11/23		15,483	15,399,396
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35		2,240	2,087,808
5.850%	08/15/45		6,490	5,459,671
7.000%	08/04/41		3,275	3,306,548
8.125%	05/01/40		650	729,300

				80,214,576

Airlines — 0.7%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		2,687	2,470,350
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		7,920	7,095,649
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29		3,028	2,803,464
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		3,979	3,692,784
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	(a)	16,034	12,684,455
7.375%	01/15/26	(a)	9,485	9,471,901
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25		2,070	2,010,626
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		7,520	7,586,591
5.250%	05/04/25		24,390	24,879,251
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		143	130,004

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	(a)		1,058	$995,799
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	(a)		3,494	3,327,379
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30			17,529	15,984,149
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29			4,175	3,540,376

					96,672,778

Auto Manufacturers — 1.7%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	(a)		968	1,072,054
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	(a)		5,650	4,223,262
4.750%	01/15/43	(a)		6,670	4,754,503
7.750%	06/15/43			1,510	1,482,506
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	(a)		35,700	35,661,314
4.271%	01/09/27	(a)		1,775	1,589,886
4.687%	06/09/25			34,740	33,237,243
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35			3,785	3,390,808
5.200%	04/01/45			22,128	18,636,599
5.400%	04/01/48	(a)		4,065	3,559,680
6.250%	10/02/43			45,675	43,551,294
6.600%	04/01/36			13,335	13,518,714
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24			3,525	3,497,524
4.000%	01/15/25			372	366,860
4.000%	10/06/26			6,525	6,232,443
4.300%	07/13/25			440	433,095
4.350%	01/17/27			4,835	4,638,891
5.250%	03/01/26			11,130	11,148,648
Sr. Unsec’d. Notes
3.550%	07/08/22			23,300	23,300,984
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27		EUR	15,000	14,651,706

					228,948,014

Banks — 10.6%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.800%	02/23/28			4,400	4,120,123
4.379%	04/12/28			8,200	7,889,608

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25	(a)(oo)	6,300	$6,193,101
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28	(oo)	3,315	2,940,067
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24	(oo)	22,000	20,480,550
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(a)(oo)	35,795	30,341,479
Sr. Unsec’d. Notes
3.311%(ff)	04/22/42		12,500	9,817,048
3.419%(ff)	12/20/28		22,418	20,881,352
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		54,760	39,518,940
2.884%(ff)	10/22/30		11,865	10,377,882
3.194%(ff)	07/23/30		5,180	4,633,285
3.824%(ff)	01/20/28		67,232	64,464,426
4.083%(ff)	03/20/51		38,060	32,767,192
4.271%(ff)	07/23/29		3,600	3,462,054
4.330%(ff)	03/15/50		10,295	9,255,394
5.000%	01/21/44		16,835	16,439,285
Sub. Notes
6.110%	01/29/37		1,000	1,083,642
Sub. Notes, MTN
4.000%	01/22/25	(a)	12,425	12,372,993
4.450%	03/03/26		33,340	33,250,550
Sub. Notes, Series L, MTN
3.950%	04/21/25		10,185	10,066,237
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26	(oo)	11,245	9,782,427
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		775	758,785
3.932%(ff)	05/07/25		22,715	22,364,450
4.375%	01/12/26		16,285	16,088,867
Sub. Notes
4.836%	05/09/28	(a)	1,300	1,251,434
5.088%(ff)	06/20/30		12,000	11,365,665
5.200%	05/12/26		3,800	3,788,411
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.675%(ff)	06/30/27		10,595	9,342,903
2.591%(ff)	01/20/28	(a)	9,410	8,474,056
2.871%(ff)	04/19/32	(a)	10,000	8,306,721
3.132%(ff)	01/20/33	(a)	20,330	17,026,718
4.400%	08/14/28	(a)	11,780	11,270,530
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31		12,605	10,911,896
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/11/28	(a)	4,000	3,714,639
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26	(oo)	3,750	3,113,100
Jr. Sub. Notes, Series U
5.000%(ff)	09/12/24	(a)(oo)	35,500	31,213,095

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)	19,970	$16,496,166
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		24,735	20,400,347
2.904%(ff)	11/03/42		5,420	3,949,044
3.668%(ff)	07/24/28		34,800	32,904,308
3.700%	01/12/26		1,800	1,766,726
3.887%(ff)	01/10/28		385	369,619
5.875%	01/30/42		4,115	4,367,971
6.875%	02/15/98		2,825	3,271,636
8.125%	07/15/39		2,000	2,625,650
Sub. Notes
4.400%	06/10/25		5,400	5,396,498
4.450%	09/29/27		6,760	6,646,179
4.600%	03/09/26		425	425,900
4.750%	05/18/46		1,045	938,955
5.500%	09/13/25		6,146	6,323,549
5.875%	02/22/33		2,300	2,384,600
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,000	981,493
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25		1,665	1,613,946
3.800%	06/09/23		16,907	16,797,852
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29		12,455	11,213,599
4.207%(ff)	06/12/24		4,560	4,510,256
4.282%	01/09/28		7,135	6,675,797
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25		4,815	4,608,074
5.375%	01/12/24		14,400	14,548,101
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27		4,260	3,675,048
2.552%(ff)	01/07/28		10,000	8,651,735
3.950%	02/27/23		1,500	1,503,096
Sub. Notes
3.729%(ff)	01/14/32		11,800	8,852,873
3.742%(ff)	01/07/33		8,930	6,602,211
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		2,205	2,086,195
4.200%	08/08/23		725	727,192
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26	(a)(oo)	2,250	2,105,511
Sr. Unsec’d. Notes
3.210%(ff)	04/22/42		2,975	2,269,929
3.500%	01/23/25		10,540	10,418,769
3.500%	11/16/26		9,640	9,263,611
3.750%	05/22/25		2,700	2,669,958
3.750%	02/25/26		1,500	1,472,914
3.850%	01/26/27		42,400	41,019,845
Sub. Notes
5.150%	05/22/45		8,275	7,874,600

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26		5,260	$4,825,209
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.950%	03/29/27		6,800	6,558,315
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29		15,500	13,816,861
Sub. Notes, 144A
4.950%(ff)	06/01/42		8,505	5,800,868
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC
4.625%(ff)	11/01/22	(a)(oo)	4,400	3,827,709
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24	(oo)	32,730	28,886,308
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(a)(oo)	15,730	13,339,250
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.709%(c)	10/30/22	(oo)	2,151	2,040,914
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25	(a)(oo)	26,715	22,059,781
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
5.597%(c)	10/01/22	(a)(oo)	26,100	24,404,301
Sr. Unsec’d. Notes
2.525%(ff)	11/19/41		34,035	24,232,284
2.739%(ff)	10/15/30		1,630	1,421,093
3.328%(ff)	04/22/52		25,890	19,794,674
3.782%(ff)	02/01/28		5,000	4,797,996
3.882%(ff)	07/24/38		42,267	37,276,905
3.897%(ff)	01/23/49		3,000	2,529,638
3.964%(ff)	11/15/48		57,900	49,354,325
4.005%(ff)	04/23/29		11,035	10,580,210
4.032%(ff)	07/24/48		3,525	3,041,017
4.260%(ff)	02/22/48		31,042	27,605,698
4.452%(ff)	12/05/29		1,500	1,460,202
5.600%	07/15/41		1,100	1,154,478
Sub. Notes
4.125%	12/15/26	(a)	9,450	9,380,656
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27		10,000	9,654,125
M&T Bank Corp.,
Sub. Notes
4.000%	07/15/24		510	506,571
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.309%(ff)	07/20/32		9,795	7,976,824
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42		4,550	3,569,015
3.625%	01/20/27		2,600	2,523,335
4.375%	01/22/47		3,800	3,448,278
4.457%(ff)	04/22/39		8,035	7,513,781
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26		589	581,046
4.000%	07/23/25		12,793	12,796,867

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.431%(ff)	01/23/30		27,100	$26,303,573
5.597%(ff)	03/24/51	(a)	33,500	36,239,248
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32		12,595	9,991,761
3.971%(ff)	07/22/38		17,130	15,318,858
6.375%	07/24/42		5,875	6,732,450
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	(a)	1,190	1,193,400
Sub. Notes, MTN
4.100%	05/22/23		60	60,276
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		5,900	5,885,097
4.445%(ff)	05/08/30		10,490	9,907,463
4.892%(ff)	05/18/29		1,895	1,836,968
5.076%(ff)	01/27/30		8,105	7,938,626
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.250%	09/21/22		2,000	2,002,004
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24		450	450,243
Societe Generale SA (France),
Gtd. Notes, 144A
3.625%	03/01/41		16,230	11,118,508
Sr. Unsec’d. Notes, 144A
2.226%(ff)	01/21/26		10,136	9,456,238
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25		9,864	9,392,869
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
5.426%(c)	09/15/22	(a)(oo)	1,668	1,626,899
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	09/01/24	(a)(oo)	18,520	16,584,377
Jr. Sub. Notes, Series P
4.950%(ff)	09/01/25	(oo)	3,000	2,952,680
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30		15,000	13,285,258
4.125%	09/24/25	(a)	3,999	3,966,805
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53		10,000	9,254,069
5.013%(ff)	04/04/51		5,200	5,100,615
Sub. Notes, GMTN
4.900%	11/17/45		8,905	8,240,284
Sub. Notes, MTN
4.650%	11/04/44		3,135	2,812,439
4.750%	12/07/46		13,680	12,473,023

				1,384,421,223

Beverages — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		31,770	30,496,687

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
4.900%	02/01/46		91,673	$86,463,178
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43		13,125	10,859,066
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42		5,770	4,700,300
4.000%	04/13/28		8,950	8,838,907
4.375%	04/15/38		32,950	30,143,663
4.439%	10/06/48		15,865	13,953,881
4.600%	04/15/48		5,245	4,722,589
5.450%	01/23/39		6,345	6,444,474
5.550%	01/23/49		63,944	65,342,243
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25		21,850	21,683,948
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
5.250%	11/26/43		2,400	2,402,997
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48		23,729	23,419,225
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	11/15/45		17,400	15,364,820

				324,835,978

Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26		800	757,655
2.770%	09/01/53		5,170	3,488,060
2.800%	08/15/41		11,000	8,155,697
3.000%	01/15/52		8,827	6,279,833
3.625%	05/22/24	(a)	4,830	4,821,759
4.400%	05/01/45		18,243	16,561,525
4.663%	06/15/51		17,165	16,117,054
5.150%	11/15/41		6,183	6,123,423
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25		1,177	1,163,984
3.650%	03/01/26		12,295	12,111,498
4.500%	02/01/45	(a)	4,586	4,241,634
4.750%	03/01/46		6,095	5,835,932
4.800%	04/01/44		11,250	10,898,291

				96,556,345

Building Materials — 0.8%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	(a)	6,850	6,763,359
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44		5,204	4,677,455
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26		1,500	1,653,756

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24		1,125	$1,130,667
4.250%	12/15/47	(a)	3,150	2,623,761
Masco Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/47		1,173	999,577
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	(a)	2,700	2,502,758
4.200%	12/01/24		4,868	4,858,904
4.300%	07/15/47		23,744	19,452,461
4.400%	01/30/48		16,375	13,517,560
7.000%	12/01/36		14,958	16,417,602
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		3,878	3,495,000
4.500%	06/15/47		32,910	29,288,707
4.700%	03/01/48		2,117	1,935,463

				109,317,030

Chemicals — 3.1%
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22		16,313	16,376,037
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		21,248	19,070,084
5.150%	03/15/34		20,126	19,671,657
5.375%	03/15/44		21,384	19,942,643
Gtd. Notes, 144A
4.500%	12/01/26		20,768	20,732,485
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50		4,047	3,089,620
4.250%	10/01/34		13,869	13,146,284
4.375%	11/15/42		19,950	17,567,489
4.800%	05/15/49		3,720	3,403,429
5.250%	11/15/41		3,231	3,198,818
5.550%	11/30/48		27,623	27,946,940
7.375%	11/01/29		7,959	9,189,385
9.400%	05/15/39		351	500,058
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38		1,168	1,155,648
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25		6,847	6,766,702
4.650%	10/15/44		2,030	1,760,706
4.800%	09/01/42		4,057	3,655,741
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.750%	08/18/55		333	233,088
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31		24,321	20,200,901
4.500%	05/01/29		21,700	20,416,949

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		2,447	$2,208,359
5.250%	07/15/43		21,058	19,669,473
LYB International Finance III LLC,
Gtd. Notes
2.250%	10/01/30	(a)	12,275	10,121,570
3.375%	10/01/40		18,764	14,375,529
3.625%	04/01/51		20,905	15,457,345
3.800%	10/01/60		3,893	2,759,498
4.200%	10/15/49		1,523	1,237,433
4.200%	05/01/50		41,020	33,354,943
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		1,790	1,530,230
5.750%	04/15/24	(a)	4,273	4,370,136
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	(a)	10,056	10,332,302
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22		6,430	6,420,623
4.125%	03/15/35		7,241	6,710,185
4.200%	04/01/29		735	713,930
4.900%	06/01/43		1,200	1,156,495
5.000%	04/01/49		4,998	4,966,179
5.250%	01/15/45		4,832	4,819,014
5.625%	12/01/40		1,075	1,121,122
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48		2,445	2,055,887
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		5,761	5,725,670
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96		500	610,156
Westlake Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/61		3,909	2,640,502
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		19,450	18,630,692

				399,011,937

Commercial Services — 1.4%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		3,235	2,412,435
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22		13,000	12,996,761
3.300%	12/01/26	(a)	4,800	4,581,131
4.200%	11/01/46		32,800	27,032,362
4.500%	02/15/45		8,460	7,410,766
5.625%	03/15/42		1,000	1,005,588
6.700%	06/01/34		1,000	1,123,000

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
7.000%	10/15/37		3,623	$4,191,331
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	03/08/30		4,050	3,575,379
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		2,980	2,829,591
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		1,050	1,001,314
3.750%	06/01/23		3,425	3,400,351
4.000%	06/01/23		6,920	6,889,381
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		12,125	11,245,717
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	(a)	370	310,270
4.678%	07/01/2114		12,715	12,667,589
5.600%	07/01/2111		160	189,409
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44		2,800	2,873,060
Unsec’d. Notes, Series 2017
3.662%	12/01/57		17,262	14,954,045
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29		9,200	8,333,794
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40		429	459,536
Unsec’d. Notes
5.625%	10/01/38		17,500	20,167,681
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52		3,007	2,280,790
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48		4,345	4,098,405
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39		3,000	3,512,552
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112		6,976	6,794,306
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48		6,475	5,713,057
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122		3,000	2,570,501
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54		6,100	5,330,233
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55		3,500	3,224,629

				183,174,964

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41		11,410	$8,731,952
2.700%	08/05/51	(a)	40,215	30,139,501
2.850%	08/05/61	(a)	77,200	56,137,113
3.250%	02/23/26	(a)	13,175	13,077,415
3.750%	09/12/47		8,110	7,340,527
3.750%	11/13/47		4,170	3,753,654
3.850%	08/04/46		10,700	9,811,553
4.650%	02/23/46		28,906	29,875,368
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30		1,875	1,725,920

				160,593,003

Distribution/Wholesale — 0.2%
Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A
4.650%	04/20/32		24,000	22,575,464

Diversified Financial Services — 0.1%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		10,000	10,114,375
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43		3,500	3,338,876

				13,453,251

Electric — 12.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/22		5,600	5,608,433
3.800%	10/01/47		5,450	4,375,244
3.950%	06/01/28		6,240	6,056,491
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25		7,145	7,102,009
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49		3,465	2,973,383
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	(a)	2,080	2,010,233
3.750%	12/01/47		10,015	8,485,018
3.800%	06/15/49		10,675	9,065,612
4.000%	12/01/46		5,000	4,442,748
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44		4,500	4,015,116
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47		12,200	10,454,682
4.500%	03/15/49		1,155	1,116,376
Sr. Sec’d. Notes
4.150%	03/15/46		7,760	7,077,719
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45		6,600	5,754,274

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24		11,020	$10,771,976
3.800%	06/01/29		9,750	9,122,489
Avista Corp.,
First Mortgage
4.350%	06/01/48		14,005	13,127,856
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47		20,800	17,849,833
4.250%	09/15/48		14,575	13,432,925
4.550%	06/01/52		3,965	3,844,265
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.450%	01/15/49	(a)	6,735	6,267,822
4.500%	02/01/45		9,990	9,260,000
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44		10,260	9,927,937
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49		8,960	7,188,141
4.250%	11/01/28		1,095	1,066,283
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29		9,995	8,920,355
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30		9,675	9,549,354
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24		9,250	9,228,418
4.875%	03/01/44		4,495	4,282,442
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50		17,409	13,309,081
3.650%	06/15/46		18,950	16,069,667
3.700%	03/01/45		4,751	3,972,598
3.800%	10/01/42	(a)	3,615	3,096,462
4.000%	03/01/48		7,045	6,343,033
4.000%	03/01/49		4,240	3,788,647
4.350%	11/15/45		5,560	5,132,867
4.600%	08/15/43		2,000	1,931,709
First Mortgage, Series 123
3.750%	08/15/47		7,610	6,529,875
First Mortgage, Series 127
3.200%	11/15/49		4,455	3,468,748
First Mortgage, Series 131
2.750%	09/01/51		715	509,928
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		625	529,501
3.950%	03/01/43	(a)	4,905	4,225,977
5.700%	06/15/40		2,120	2,232,883
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		2,785	2,439,331

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50		12,680	$9,740,093
3.250%	08/15/46		5,075	4,075,431
3.500%	08/01/51		20,750	17,308,209
3.750%	02/15/50		3,500	3,041,827
4.350%	04/15/49		1,550	1,475,771
4.350%	08/31/64		6,840	6,226,613
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41		3,000	3,134,566
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44		4,774	4,408,337
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	(a)	5,173	4,730,626
4.050%	09/15/42		1,340	1,148,374
4.900%	08/01/41		8,810	8,447,032
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	(a)	17,700	15,088,763
3.700%	06/01/46		1,305	1,134,903
3.750%	08/15/47		7,900	6,904,684
3.950%	06/15/42		5,800	4,996,591
4.300%	07/01/44		3,975	3,684,373
General Ref. Mortgage, Series A
4.000%	04/01/43		3,535	3,155,030
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24		13,330	12,883,601
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49		39,520	30,975,989
3.450%	04/15/51		610	498,403
3.700%	12/01/47		4,556	3,867,165
3.950%	03/15/48		7,724	6,802,159
4.250%	12/15/41		12,900	11,928,480
6.050%	04/15/38		2,505	2,801,936
First Ref. Mortgage
2.950%	12/01/26	(a)	14,955	14,452,604
3.750%	06/01/45		20,530	17,242,345
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46		7,695	6,068,920
Duke Energy Florida LLC,
First Mortgage
3.000%	12/15/51		14,895	11,151,210
3.400%	10/01/46		8,280	6,530,230
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43		400	389,401
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23		1,500	1,501,495
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		20,295	17,271,268

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
4.100%	03/15/43		1,200	$1,079,669
4.150%	12/01/44		4,802	4,301,717
5.700%	04/01/35		500	533,511
6.125%	09/15/33		4,400	4,851,173
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44		4,800	4,461,463
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	(a)	20,050	17,684,379
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28		4,580	3,852,606
3.500%	04/06/28		23,797	22,070,576
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31		2,500	2,251,995
4.200%	09/01/48		66,658	61,166,796
4.200%	04/01/50		20,550	18,640,851
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49		9,018	7,675,371
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49		18,180	14,570,068
4.500%	03/30/39		15,760	14,799,733
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49		6,685	5,175,151
3.450%	04/15/50		4,420	3,544,977
4.100%	04/01/43		3,000	2,621,152
4.125%	03/01/42		3,010	2,693,305
4.250%	12/01/45		4,365	3,939,926
4.625%	09/01/43		2,780	2,530,382
Evergy Metro, Inc.,
General Ref. Mortgage, Series 2019
4.125%	04/01/49		1,220	1,088,830
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28		4,660	4,392,170
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		5,390	4,863,823
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		11,103	10,294,085
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47	(a)	3,870	3,409,664
3.950%	03/01/48		13,570	12,442,376
3.990%	03/01/49		25,600	23,429,897
4.050%	10/01/44		4,104	3,782,360
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26		4,737	4,448,789

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42		16,803	$14,612,566
5.400%	06/01/40		3,109	3,047,309
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40		1,900	1,723,105
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51		4,995	3,673,540
Idaho Power Co.,
First Mortgage, Series K
4.200%	03/01/48		6,300	5,743,609
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46		7,235	6,679,432
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45		13,200	12,393,684
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43		675	627,367
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30		4,290	3,984,544
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26		10,295	9,901,917
5.300%	07/01/43		1,000	1,004,458
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	(a)	1,000	1,005,792
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45		7,084	6,271,278
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25		10,000	9,821,243
4.300%	01/15/29		6,315	6,214,242
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	(a)	12,000	11,677,504
3.650%	08/01/48		22,370	18,857,474
4.250%	05/01/46		4,500	4,161,720
4.250%	07/15/49		10,200	9,484,897
4.400%	10/15/44		18,980	17,964,443
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		2,575	2,574,649
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29		8,350	8,042,905
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47		6,525	5,362,415
Northern States Power Co.,
First Mortgage
2.900%	03/01/50		1,900	1,431,460
3.400%	08/15/42	(a)	8,450	7,134,274

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.600%	05/15/46		17,056	$14,563,996
3.600%	09/15/47		11,350	9,567,529
4.000%	08/15/45		4,830	4,242,324
4.125%	05/15/44		8,520	7,714,566
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		794	778,578
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38		2,722	3,519,997
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44		9,000	7,472,458
4.550%	03/15/44		1,325	1,215,464
Oncor Electric Delivery Co. LLC,
First Mortgage
2.700%	11/15/51		3,045	2,203,898
Sr. Sec’d. Notes
3.700%	05/15/50		27,148	23,517,550
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		4,200	2,902,527
3.950%	12/01/47	(a)	33,170	23,075,034
4.000%	12/01/46	(a)	14,113	9,829,583
4.300%	03/15/45		10,000	7,276,902
4.500%	07/01/40		32,990	25,560,003
PacifiCorp,
First Mortgage
2.700%	09/15/30		8,309	7,337,250
4.125%	01/15/49		18,585	16,608,329
4.150%	02/15/50		26,800	24,030,956
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		6,070	4,454,726
3.000%	09/15/49		3,922	2,974,220
3.050%	03/15/51		1,200	920,546
3.700%	09/15/47		3,840	3,328,872
3.900%	03/01/48		9,385	8,416,955
First Ref. Mortgage
4.800%	10/15/43		1,575	1,512,885
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		17,260	16,015,446
3.600%	06/01/29		10,000	9,385,878
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49		4,105	3,115,108
3.950%	06/01/47		5,845	5,254,626
4.125%	06/15/44		4,450	3,973,262
6.250%	05/15/39		500	568,697
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		23,950	26,938,911
7.750%	03/01/31		8,824	10,309,038
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46		9,880	8,174,427

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.700%	06/15/28		2,000	$1,969,177
4.100%	06/15/48		4,735	4,308,266
4.300%	03/15/44		165	151,657
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
3.750%	03/15/24	(a)	2,900	2,904,609
4.000%	06/01/44		2,000	1,719,570
First Ref. Mortgage, MTN
3.950%	05/01/42		2,000	1,805,220
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25		16,900	16,573,137
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49		9,985	7,641,117
4.434%	11/15/41		1,787	1,624,903
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		6,375	6,070,874
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48		31,545	29,070,064
5.350%	05/15/35	(a)	6,997	7,283,749
5.350%	05/15/40		773	783,755
First Mortgage, Series TTT
4.100%	06/15/49		5,875	5,218,021
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27		14,765	14,003,071
3.400%	02/01/28	(a)	21,790	20,578,077
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	(a)	16,130	12,342,620
First Ref. Mortgage
4.000%	04/01/47		28,115	22,804,401
4.050%	03/15/42		7,200	5,966,545
4.650%	10/01/43		1,950	1,762,927
5.500%	03/15/40		11,962	11,802,148
First Ref. Mortgage, Series 13-A
3.900%	03/15/43		5,000	4,003,387
First Ref. Mortgage, Series C
3.600%	02/01/45		4,330	3,243,262
4.125%	03/01/48		15,150	12,504,277
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36		17,050	15,643,260
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47		4,470	3,703,959
4.500%	08/15/41		550	519,021
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44		7,325	6,685,598
4.450%	06/15/49		13,580	12,605,179
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37		1,997	2,210,353

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45		9,175	$7,550,312
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		5,075	3,406,723
4.000%	01/15/43		1,399	1,227,547
4.450%	02/15/44		1,210	1,125,178
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27		2,765	2,701,164
3.800%	04/01/28		5,815	5,676,695
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43		1,335	1,271,277
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	(a)	5,525	5,332,216
3.700%	01/30/27	(a)	24,065	22,212,086
4.300%	07/15/29		6,970	6,253,913
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44		850	747,656
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44		5,000	4,808,341
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26		5,145	4,964,591

				1,570,557,236

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46		3,225	2,808,439
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		2,500	2,403,893

				5,212,332

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		5,007	4,612,283
5.500%	07/31/47		12,300	8,401,348

				13,013,631

Entertainment — 0.4%
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42		22,485	19,122,149
5.141%	03/15/52		28,790	24,170,257
5.391%	03/15/62		10,335	8,667,577

				51,959,983

Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27		7,965	7,607,659

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods — 2.2%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29		509	$567,814
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48		48,012	44,769,630
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
3.000%	05/15/32	(a)	4,920	3,786,754
6.500%	04/15/29		319	324,598
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	(a)	3,117	2,945,426
4.375%	06/01/46	(a)	8,181	6,815,334
4.625%	10/01/39		3,500	3,068,394
5.000%	07/15/35		3,181	3,076,718
5.200%	07/15/45		33,974	31,506,504
Gtd. Notes, 144A
7.125%	08/01/39		5,165	5,774,295
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48		1,753	1,629,215
5.000%	04/15/42		1,150	1,110,556
5.150%	08/01/43		450	441,345
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29		4,400	5,174,191
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		22,980	20,368,541
4.125%	04/01/54		11,735	10,679,693
4.200%	04/01/59		10,575	9,613,341
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		7,800	5,663,965
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38		35,000	32,462,543
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25		7,600	7,572,616
4.500%	04/01/46		4,255	3,781,609
4.850%	10/01/45		1,585	1,469,106
6.600%	04/01/50	(a)	5,646	6,508,120
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27		12,390	11,879,631
4.000%	03/01/26		3,180	3,149,320
4.550%	06/02/47		4,660	4,254,249
5.100%	09/28/48		52,197	52,582,454
5.150%	08/15/44		1,075	1,064,389

				282,040,351

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28		2,960	3,416,581

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Forest Products & Paper (cont’d.)
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39			2,080	$2,427,377
8.700%	06/15/38			7,104	9,024,265

					14,868,223

Gas — 1.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49	(a)		15,400	12,350,969
4.125%	10/15/44			5,120	4,577,728
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47			7,945	7,036,540
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44			10,310	9,288,802
5.650%	02/01/45			2,260	2,252,452
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48			14,125	12,503,139
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29			12,500	11,608,738
4.650%	08/01/43			5,960	5,447,975
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44			2,500	2,205,598
First Mortgage, Series VV
4.300%	01/15/49			8,650	7,849,535
First Mortgage, Series WW
3.950%	02/15/50			26,720	22,993,731
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48			11,445	10,033,548
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26			9,414	9,027,124
3.950%	10/01/46			5,520	4,508,059
4.400%	06/01/43			750	651,313
4.400%	05/30/47			27,369	23,897,456

					146,232,707

Healthcare-Products — 1.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46			395	415,134
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51			1,410	1,015,706
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	44,100	32,214,973
1.800%	09/18/49		EUR	7,500	5,211,357
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	03/15/42			2,216	2,138,837

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31		EUR	880	$837,964
1.625%	10/15/50		EUR	29,715	20,407,677
2.250%	03/07/39		EUR	4,120	3,612,018
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45			1	1,003
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
1.625%	10/18/41		EUR	6,765	5,115,710
2.000%	10/18/51		EUR	6,550	4,767,162
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41			2,485	1,948,969
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39		EUR	32,150	24,322,261
1.875%	10/01/49		EUR	45,875	32,912,040

					134,920,811

Healthcare-Services — 3.1%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28			7,005	6,895,763
4.272%	08/15/48			8,950	8,561,095
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42			1,865	1,596,588
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46			3,338	3,093,795
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46			17,663	16,145,800
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47			6,650	6,204,403
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114			2,875	2,764,560
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48			12,000	10,761,653
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47			3,265	2,957,368
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/50			14,965	11,288,381
3.600%	03/15/51			3,360	2,723,230
3.650%	12/01/27			6,550	6,371,786
3.700%	09/15/49	(a)		8,819	7,301,568
4.101%	03/01/28			4,075	4,031,750
4.625%	05/15/42			2,600	2,467,990
4.650%	01/15/43			1,000	951,567
4.850%	08/15/54			510	483,435
5.100%	01/15/44			720	721,356

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
5.000%	03/15/24		29,115	$29,215,517
5.250%	04/15/25	(a)	3,500	3,508,931
5.250%	06/15/49		33,928	29,290,841
5.375%	02/01/25		1,650	1,646,827
5.500%	06/15/47		10,000	8,948,248
5.875%	02/01/29	(a)	5,400	5,405,909
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48		21,125	19,060,221
Inova Health System Foundation,
Unsec’d. Notes
4.068%	05/15/52	(a)	5,000	4,579,861
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		10,969	10,207,848
4.875%	04/01/42		1,000	1,020,821
Unsec’d. Notes, Series 2021
3.002%	06/01/51	(a)	11,245	8,407,862
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52		2,390	2,219,252
Unsec’d. Notes, Series 2020
2.955%	01/01/50		3,405	2,571,718
MidMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50		5,230	4,187,080
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50		2,840	2,031,423
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52		3,400	3,411,527
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56		640	583,915
Unsec’d. Notes, Series 2019
3.954%	08/01/2119		2,225	1,719,834
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43		2,150	1,986,675
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47		12,075	10,995,446
4.784%	07/01/44		7,305	7,132,633
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43		700	780,899
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50		2,000	1,525,252
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50		3,300	2,622,330
Unsec’d. Notes
4.089%	10/01/48		2,208	1,976,219

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50		3,725	$2,809,700
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	(a)	10,560	9,303,421
3.450%	06/01/26		4,715	4,593,864
4.250%	04/01/24		1,400	1,406,804
4.700%	03/30/45		7,800	7,016,698
5.750%	01/30/40		1,251	1,321,376
6.950%	07/01/37		1,704	1,966,463
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
2.607%	12/13/51		19,500	14,242,403
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46		4,860	4,282,058
Unsec’d. Notes
3.477%	07/01/49		1,745	1,432,749
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45		3,150	3,209,720
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28		2,400	2,338,370
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55		5,400	5,126,269
Sr. Unsec’d. Notes
2.328%	11/15/50		5,688	3,686,854
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41		5,000	4,041,761
3.850%	06/15/28	(a)	14,150	14,082,195
3.950%	10/15/42		2,060	1,854,843
4.250%	04/15/47		13,715	12,905,016
4.250%	06/15/48		13,865	12,968,545
4.450%	12/15/48		2,000	1,915,805
4.625%	11/15/41		4,601	4,564,837
4.750%	07/15/45	(a)	6,770	6,825,332
4.750%	05/15/52	(a)	10,905	10,906,980
4.950%	05/15/62		7,570	7,671,534
5.800%	03/15/36		3,945	4,419,691

				405,252,465

Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.750%	02/15/23		8,500	8,569,665
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25		915	895,672

				9,465,337

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Household Products/Wares — 0.3%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25		23,175	$22,134,260
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/26/24		21,245	20,782,755
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43		425	370,695

				43,287,710

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.100%	04/01/23	(a)	4,019	3,985,376

Insurance — 2.2%
Allstate Corp. (The),
Sub. Notes, Series B
5.750%(ff)	08/15/53		800	710,388
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45		15,000	13,954,902
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26		3,435	3,375,982
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		8,532	8,278,333
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50		3,865	2,788,316
4.300%	05/15/43		2,250	2,104,827
4.400%	05/15/42		645	610,671
Chubb INA Holdings, Inc.,
Gtd. Notes
2.850%	12/15/51		8,570	6,287,690
3.050%	12/15/61		10,935	7,867,576
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26		27,363	27,413,886
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52		15,000	10,450,937
3.500%	10/15/50		5,045	3,851,064
4.868%	06/01/44		14,360	13,405,188
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29		465	414,749
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60		9,999	7,166,063
3.951%	10/15/50		36,115	27,438,056
4.250%	06/15/23		1,243	1,241,633
4.569%	02/01/29		5,880	5,766,601
5.500%	06/15/52		11,020	10,519,726

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		4,385	$4,745,828
7.000%	06/15/40		6,248	7,106,737
Markel Corp.,
Sr. Unsec’d. Notes
3.450%	05/07/52		11,395	8,528,457
3.500%	11/01/27		5,000	4,797,902
4.150%	09/17/50		8,815	7,267,815
4.300%	11/01/47		4,479	3,870,308
5.000%	03/30/43		100	93,600
5.000%	04/05/46		3,270	3,091,270
5.000%	05/20/49		18,590	17,582,869
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69		6,880	5,943,779
Progressive Corp. (The),
Jr. Sub. Notes, Series B
5.375%(ff)	03/15/23	(oo)	4,000	3,542,457
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,700	1,949,809
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		26,445	23,457,186
4.900%	09/15/44		350	340,368
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51	(a)	37,734	27,881,019
5.750%	08/15/42		5,540	5,168,235
7.250%	03/15/28		2,707	2,946,723
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	(a)	2,675	2,503,282
XLIT Ltd. (Bermuda),
Gtd. Notes
5.250%	12/15/43	(a)	2,962	3,135,089

				287,599,321

Internet — 0.6%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52		24,925	22,956,027
4.100%	04/13/62		53,435	48,351,514
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		3,715	2,971,127

				74,278,668

Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
2.979%	12/15/55		2,500	1,690,535
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30		10,000	8,906,050

				10,596,585

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging — 0.3%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22		2,500	$2,500,000
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34		13,500	12,295,025
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26		22,630	21,527,023

				36,322,048

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36		2,200	2,543,407

Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50	(a)	3,385	3,094,286
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28		46,281	44,507,644

				47,601,930

Media — 4.4%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27		150	157,173
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50		26,750	21,192,954
5.375%	04/01/38		13,155	11,718,946
5.375%	05/01/47		56,457	48,327,755
5.750%	04/01/48		76,467	68,763,190
6.384%	10/23/35		17,423	17,584,775
6.484%	10/23/45		10,574	10,295,566
6.834%	10/23/55		10,596	10,718,784
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51		35,965	25,719,835
2.937%	11/01/56		38,447	26,680,155
2.987%	11/01/63		19,849	13,560,198
3.250%	11/01/39		54,500	44,799,804
3.300%	02/01/27		3,245	3,155,742
3.400%	07/15/46		12,867	10,260,839
3.450%	02/01/50		54,000	43,004,563
3.750%	04/01/40	(a)	14,385	12,616,493
3.900%	03/01/38		18,880	17,113,923
3.969%	11/01/47		13,145	11,368,202
3.999%	11/01/49		10,302	8,997,754
4.000%	03/01/48		5,843	5,095,146
4.049%	11/01/52		3,299	2,890,926
4.200%	08/15/34		10,000	9,631,871
4.250%	01/15/33		6,090	5,983,592
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	(a)	3,800	3,713,189

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
4.000%	09/15/55		8,215	$5,738,303
4.125%	05/15/29		17,100	15,708,395
5.200%	09/20/47		5,000	4,285,898
5.300%	05/15/49		35,722	30,785,218
Paramount Global,
Jr. Sub. Notes
6.250%(ff)	02/28/57		2,835	2,479,933
Sr. Unsec’d. Notes
3.700%	06/01/28		2,130	1,985,168
4.375%	03/15/43		8,820	6,831,806
5.250%	04/01/44		25,741	22,029,268
5.850%	09/01/43		21,205	19,805,832
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		3,050	2,683,100
5.875%	11/15/40		7,590	6,961,951
6.550%	05/01/37		2,785	2,788,642
6.750%	06/15/39		4,700	4,706,469
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	(a)	4,600	4,599,764
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	(a)	1,215	1,014,417
5.400%	10/01/43		9,675	10,204,140
7.700%	10/30/25		1,129	1,255,932

				577,215,611

Mining — 2.0%
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
3.375%	11/01/28	(a)	12,250	10,411,518
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		2,805	2,763,979
6.450%	10/15/35		5,000	5,544,122
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36		15,000	16,099,436
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		1,300	1,345,383
5.750%	05/01/43	(a)	8,314	8,668,766
7.500%	09/15/38		10,946	12,947,496
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	(a)	27,086	28,736,698
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	(a)	3,528	3,630,285
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52	(a)	3,000	2,594,625
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	(a)	24,087	23,467,903
5.950%	03/15/24		8,220	8,414,178

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
6.875%	09/01/41		11,304	$11,557,944
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32		8,975	7,405,007
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.750%	11/02/51	(a)	31,586	22,867,597
5.200%	11/02/40		860	895,774
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.750%	03/22/42	(a)	6,395	6,367,968
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		10,177	11,467,241
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30	(a)	10,000	9,197,187
5.200%	03/01/42		3,060	2,785,557
5.400%	02/01/43		42,680	39,935,460
6.000%	08/15/40	(a)	6,627	6,603,082
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33		2,000	2,294,708
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	(a)	6,059	4,870,387
4.625%	12/15/27		5,811	5,548,345

				256,420,646

Miscellaneous Manufacturing — 0.5%
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		31,529	29,508,971
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26		11,200	10,592,368
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29		4,175	3,817,925
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.300%	09/15/46		5,239	4,283,311
4.400%	05/27/45	(a)	8,260	7,857,800
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26		9,045	8,935,250

				64,995,625

Office/Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	(a)	57,895	51,622,274
Xerox Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/23	(a)	5,358	5,347,674

				56,969,948

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 4.9%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		13,500	$12,773,858
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40	(a)	15,688	13,249,614
5.250%	02/01/42		7,500	6,244,012
BP Capital Markets America, Inc.,
Gtd. Notes
3.060%	06/17/41		13,255	10,323,624
3.119%	05/04/26		6,752	6,533,546
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	(a)	17,670	18,711,773
6.450%	06/30/33		2,000	2,163,581
6.500%	02/15/37		370	395,467
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	(a)	16,394	12,469,337
4.250%	04/15/27	(a)	5,000	4,906,005
5.250%	06/15/37		43,790	42,667,844
5.400%	06/15/47		30,762	29,643,667
6.750%	11/15/39		26,544	28,262,721
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50	(a)	4,030	3,210,139
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34		847	785,939
4.300%	11/15/44		3,330	3,060,429
Gtd. Notes, 144A
3.758%	03/15/42		6,810	5,956,094
4.025%	03/15/62		9,616	8,215,688
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24		2,525	2,501,333
4.500%	04/15/23		302	303,077
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		3,675	3,322,188
5.000%	06/15/45	(a)	14,051	13,049,056
5.600%	07/15/41	(a)	21,825	21,656,337
5.875%	06/15/28		7,125	7,235,658
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		11,145	10,877,702
3.500%	12/01/29		9,490	8,695,009
4.250%	03/15/52		8,000	6,639,512
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23		1,635	1,627,565
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		4,067	3,780,109
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30		3,260	2,859,946

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
3.250%	11/18/49		6,000	$4,764,341
3.625%	04/06/40		1,380	1,212,982
3.950%	05/15/43		2,796	2,498,053
7.750%	06/15/23		1,200	1,243,471
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.567%	03/06/45		4,370	3,701,201
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41		3,634	3,541,232
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27	(a)	13,684	13,369,127
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		10,000	9,462,539
5.000%	09/15/54		9,375	8,326,385
5.125%	12/15/26	(a)	13,890	14,246,848
5.850%	12/15/45		3,110	2,971,095
6.500%	03/01/41		10,163	11,056,674
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40		14,766	14,615,057
6.450%	09/15/36		24,652	25,677,620
7.500%	05/01/31	(a)	4,290	4,622,475
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26		6,500	6,584,005
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		18,163	18,895,333
6.500%	02/01/38		1,875	1,945,631
7.375%	11/01/31		1,000	1,103,652
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	(a)	6,575	5,210,451
6.350%	02/12/48		2,025	1,212,342
6.490%	01/23/27		1,385	1,198,330
6.950%	01/28/60		6,100	3,773,657
7.690%	01/23/50		12,200	8,182,274
Phillips 66,
Gtd. Notes
2.150%	12/15/30	(a)	5,000	4,082,035
3.300%	03/15/52		16,740	12,485,041
4.650%	11/15/34		8,200	7,955,609
Phillips 66 Co.,
Gtd. Notes, 144A
3.550%	10/01/26	(a)	11,680	11,355,151
4.680%	02/15/45		500	460,248
4.900%	10/01/46		6,500	6,173,687
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		4,820	3,935,757
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		10,000	9,763,786

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	(a)	10,000	$9,902,494
4.000%	05/10/46		3,000	2,656,292
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	(a)	13,945	11,304,941
5.950%	12/01/34		1,000	1,048,204
6.500%	06/15/38		3,900	4,285,342
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29	(a)	20,000	19,060,015
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51		37,350	27,977,291
4.000%	04/01/29		5,029	4,746,611
4.350%	06/01/28		37,246	36,227,875

				634,955,984

Oil & Gas Services — 0.3%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		4,000	4,507,337
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43		9,350	8,316,511
5.000%	11/15/45		1,835	1,683,404
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		18,479	17,477,744
4.000%	12/21/25		1,210	1,202,132

				33,187,128

Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30		2,715	2,227,961
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		975	965,692
WestRock MWV LLC,
Gtd. Notes
7.950%	02/15/31		2,487	2,929,804
WRKCo, Inc.,
Gtd. Notes
3.900%	06/01/28		7,810	7,539,382
4.900%	03/15/29	(a)	3,190	3,208,035

				16,870,874

Pharmaceuticals — 6.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		91,680	81,707,463
4.250%	11/21/49		73,357	65,021,375
4.300%	05/14/36	(a)	2,500	2,348,951
4.400%	11/06/42		950	863,671
4.500%	05/14/35		14,945	14,498,305

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.550%	03/15/35			42,638	$41,535,687
4.625%	10/01/42			3,115	2,872,233
4.700%	05/14/45			46,155	43,471,759
4.875%	11/14/48			12,407	11,955,006
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.300%	12/15/47	(a)		10,340	9,337,790
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.600%	07/15/42			1,000	675,717
4.700%	07/15/64			3,246	2,714,860
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
6.000%	05/15/39			2,500	2,643,518
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40			11,500	8,528,849
3.400%	07/26/29			5,204	5,027,052
3.700%	03/15/52			7,290	6,296,759
3.900%	03/15/62			11,580	9,961,771
4.250%	10/26/49			14,610	13,727,763
4.350%	11/15/47	(a)		22,307	21,257,721
4.550%	02/20/48	(a)		29,733	29,171,001
4.625%	05/15/44			6,837	6,753,077
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24			1,500	1,486,937
4.600%	03/15/43			5,964	5,145,473
4.900%	09/15/45			16,736	15,214,099
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27			17,240	16,577,539
4.375%	10/15/28			25,005	24,776,503
4.500%	02/25/26			16,905	17,127,662
4.800%	07/15/46			42,235	40,229,909
4.900%	12/15/48			27,425	26,330,033
5.375%	02/15/42			3,650	3,655,354
Sr. Unsec’d. Notes
2.375%	03/15/31			16,605	14,023,291
3.200%	03/15/40			9,125	7,275,533
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29			57,035	52,090,267
3.875%	07/20/25	(a)		1,178	1,173,339
4.300%	03/25/28			9,442	9,348,459
4.780%	03/25/38			40,326	38,169,649
5.125%	07/20/45			43,765	42,249,707
5.300%	12/05/43			20,115	19,966,811
6.250%	06/01/27			1,000	1,071,838
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49		EUR	12,000	8,759,507
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28			11,490	11,434,813

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40		8,585	$6,283,887
2.450%	09/01/60		13,430	9,113,844
3.400%	01/15/38		4,365	3,931,244
3.625%	03/03/37		8,185	7,775,210
4.375%	12/05/33		4,000	4,137,092
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		6,200	6,190,788
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		3,175	3,194,709
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		7,255	5,376,520
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		34,101	27,089,543
5.400%	11/29/43		4,169	3,491,387
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45		4,625	4,300,344
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.100%	09/15/38		4,970	4,794,005
4.400%	05/15/44		6,410	6,281,581
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		31,082	30,738,981
3.200%	09/23/26	(a)	4,755	4,565,847
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40		2,375	1,827,052
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		43,168	34,777,271
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40		4,605	3,242,945
4.000%	06/22/50		5,815	3,874,602

				907,463,903

Pipelines — 7.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31		4,460	3,808,496
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27		20,000	17,001,686
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48		8,381	7,264,996
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32		5,000	3,925,100
5.125%	05/15/29	(a)	6,975	6,279,448

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
5.375%	07/15/25	(a)	27,350	$26,720,901
5.600%	04/01/44		5,579	4,514,317
8.125%	08/16/30		1,000	1,061,566
Gtd. Notes, 144A
6.450%	11/03/36		10,766	10,280,259
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44		915	841,976
Energy Transfer LP,
Gtd. Notes
5.350%	05/15/45	(a)	2,875	2,515,229
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	26,000	22,360,371
Sr. Unsec’d. Notes
4.200%	04/15/27		5,000	4,805,540
4.900%	03/15/35	(a)	5,735	5,166,898
5.000%	05/15/50		22,385	19,044,870
5.150%	02/01/43		4,450	3,808,940
5.300%	04/01/44		12,420	10,761,055
5.300%	04/15/47		2,500	2,164,204
5.400%	10/01/47		29,625	26,051,920
6.000%	06/15/48		5,083	4,777,756
6.125%	12/15/45		25,534	24,468,029
6.250%	04/15/49	(a)	43,065	41,772,217
7.500%	07/01/38		11,000	11,870,283
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38		19,814	18,611,575
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47		4,900	3,476,128
5.600%	04/01/44		1,651	1,192,123
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60		13,890	10,941,378
4.150%	10/16/28		6,750	6,584,928
4.200%	01/31/50		25,110	20,956,473
4.250%	02/15/48		14,260	12,019,275
4.450%	02/15/43		7,935	6,923,618
4.800%	02/01/49		5,698	5,171,436
4.850%	08/15/42		1,990	1,833,646
4.850%	03/15/44		5,775	5,246,111
4.900%	05/15/46		34,397	31,632,173
4.950%	10/15/54		3,110	2,840,257
5.100%	02/15/45		6,532	6,144,271
5.375%(ff)	02/15/78		7,380	5,864,170
6.125%	10/15/39		3,937	4,177,844
Gtd. Notes, Series D
4.875%(ff)	08/16/77	(a)	7,490	5,906,274
6.875%	03/01/33		55	63,094
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24	(a)	2,620	2,462,653
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45		19,904	20,278,645

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	$9,481,210
5.000%	08/15/42	2,010	1,760,071
5.000%	03/01/43	1,176	1,029,270
5.400%	09/01/44	878	804,747
6.500%	02/01/37	1,500	1,591,045
6.500%	09/01/39	5,545	5,685,789
6.550%	09/15/40	4,370	4,541,894
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	43,490	31,935,013
5.050%	02/15/46	7,759	6,934,001
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	19,570	15,443,527
4.200%	03/15/45	4,130	3,210,228
4.250%	09/15/46	4,300	3,627,136
4.850%	02/01/49	25,700	23,045,080
5.150%	10/15/43	820	758,062
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24	8,625	8,466,844
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	5,016	4,940,784
4.500%	04/15/38	11,785	10,330,310
4.700%	04/15/48	50,615	42,521,713
4.875%	12/01/24	1,566	1,577,259
4.900%	04/15/58	9,705	8,051,423
5.200%	03/01/47	2,690	2,432,938
5.200%	12/01/47	14,490	13,008,708
5.500%	02/15/49	25,915	24,070,018
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	8,392	8,185,158
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	1,325	1,265,074
6.200%	09/15/43	18,615	17,463,252
6.850%	10/15/37	1,742	1,783,250
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	8,745	7,516,467
3.400%	09/01/29	6,095	5,378,881
4.450%	09/01/49	10,085	8,081,809
4.500%	03/15/50	18,730	14,920,102
4.550%	07/15/28	15,725	15,203,172
4.950%	07/13/47	31,318	26,572,481
5.200%	07/15/48	16,565	14,685,972
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	3,719,222
4.900%	02/15/45	12,181	9,821,927
5.150%	06/01/42	19,516	16,248,940

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47		1,250	$1,110,415
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45		565	491,140
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48		2,100	1,917,703
5.400%	08/15/41		1,560	1,549,066
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	(a)	4,925	4,648,086
5.300%	03/01/48		11,885	9,585,209
5.450%	04/01/44		3,175	2,636,449
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	(a)	3,770	3,395,008
3.500%	10/15/51		17,225	12,843,257
3.700%	01/15/23		5,375	5,382,587
3.750%	06/15/27		990	946,720
4.300%	03/04/24		9,900	9,937,325
4.850%	03/01/48		10,780	9,762,692
4.900%	01/15/45		9,062	8,108,822
5.400%	03/04/44		16,409	15,639,653
5.750%	06/24/44		9,350	9,384,108
5.800%	11/15/43		3,434	3,421,728
6.300%	04/15/40		12,660	13,441,958

				923,886,832

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27		4,600	4,480,584

Real Estate Investment Trusts (REITs) — 1.0%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29	(a)	1,265	1,206,889
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		4,850	4,782,057
3.850%	02/01/25		5,300	5,218,074
3.900%	03/15/27		11,645	11,151,565
4.125%	05/15/29		6,449	6,001,177
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	07/15/24		400	399,992
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24		10,000	8,123,094
Simon Property Group LP,
Sr. Unsec’d. Notes
3.800%	07/15/50	(a)	4,300	3,444,336
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25		3,719	3,612,035
4.700%	06/01/27		2,020	1,979,083

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28		11,554	$11,055,710
4.400%	01/15/29		17,246	16,531,145
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27	(a)	7,440	6,878,742
2.750%	01/15/31		6,635	5,580,983
3.100%	01/15/30	(a)	7,500	6,598,820
4.000%	06/01/25		12,865	12,796,035
4.250%	04/01/26		3,070	3,040,682
4.250%	04/15/28		9,620	9,347,043
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30		5,600	5,271,199
7.375%	03/15/32		3,992	4,613,654

				127,632,315

Retail — 1.8%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27		20,000	18,674,240
4.500%	07/26/47		15,758	13,226,736
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31		4,570	3,511,607
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29		9,490	8,961,736
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes
5.165%	08/01/44		1,403	312,052
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	(a)	17,675	16,595,211
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		5,000	4,981,684
4.200%	05/15/28	(a)	39,165	38,016,009
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	06/15/47		20,500	18,351,211
4.200%	04/01/43		5,422	5,070,466
4.250%	04/01/46		9,395	8,847,565
4.400%	03/15/45		15,945	15,249,178
5.875%	12/16/36	(a)	8,382	9,628,272
Macy’s Retail Holdings LLC,
Gtd. Notes
4.300%	02/15/43		8,994	5,712,848
5.125%	01/15/42		1,875	1,263,305
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50		4,675	4,201,647
4.600%	05/26/45	(a)	5,325	5,029,107
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29		7,745	7,331,272

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)		4,500	$4,230,817
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50			55,540	43,826,667
4.650%	06/01/46			1,002	859,452

					233,881,082

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.363%(ff)	08/01/24			1,765	1,767,007

Semiconductors — 1.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
4.393%	06/01/52			13,350	12,987,125
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41			10,000	7,541,176
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35			50,673	38,706,599
Entegris Escrow Corp.,
Sr. Sec’d. Notes, 144A
4.750%	04/15/29			46,830	43,652,336
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50			13,120	12,912,719
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23			26,200	26,205,041

					142,004,996

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27			3,440	3,222,801

Software — 2.2%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23		EUR	18,000	18,744,275
Fiserv, Inc.,
Sr. Unsec’d. Notes
0.375%	07/01/23		EUR	23,075	23,863,488
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50			19,949	14,686,717
2.675%	06/01/60			63,513	45,646,807
2.921%	03/17/52	(a)		77,381	61,091,637
3.041%	03/17/62			45,717	35,601,451
Oracle Corp.,
Sr. Unsec’d. Notes
3.800%	11/15/37			21,055	16,381,795
3.900%	05/15/35			7,346	6,058,326
4.000%	07/15/46			30,190	22,400,063
4.100%	03/25/61			4,000	2,865,968
4.125%	05/15/45			1,300	990,740

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
4.300%	07/08/34		12,200	$10,701,942
4.375%	05/15/55		30,959	23,337,408
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28		5,985	5,856,227

				288,226,844

Telecommunications — 3.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		36,400	29,094,489
3.500%	09/15/53		72,627	55,077,911
3.550%	09/15/55		69,667	52,209,347
3.650%	09/15/59		132,309	99,143,201
3.800%	12/01/57		22,245	17,252,389
4.500%	05/15/35		22,285	21,127,634
4.650%	06/01/44		19,400	17,664,068
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		1,675	2,083,586
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30		1,000	1,235,360
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29		27,700	26,409,124
5.500%	09/01/44		656	608,576
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	(a)	8,786	8,445,883
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.000%	02/15/41		25,725	19,112,043
3.300%	02/15/51		24,035	17,541,699
4.375%	04/15/40		3,205	2,869,685
4.500%	04/15/50		4,300	3,820,313
Sr. Sec’d. Notes, 144A
3.400%	10/15/52	(a)	1,680	1,238,989
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		6,875	5,041,646
3.700%	03/22/61		49,135	38,583,850
4.000%	03/22/50		14,305	12,350,376

				430,910,169

Transportation — 1.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45		3,535	3,219,200
4.375%	09/01/42		8,705	8,242,103
4.400%	03/15/42		10,600	9,994,274
4.450%	03/15/43		11,312	10,759,320
4.550%	09/01/44		2,455	2,360,849
4.700%	09/01/45		3,040	2,974,860
5.150%	09/01/43		4,633	4,807,256

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	11/07/43		2,000	$1,827,465
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
4.800%	09/15/35		1,645	1,632,714
6.125%	09/15/2115		14,400	14,977,718
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26		5,890	5,545,253
3.350%	11/01/25		10,250	10,071,697
4.500%	08/01/54		10,400	9,616,740
4.750%	05/30/42		5,000	4,752,480
5.500%	04/15/41		1,682	1,768,065
6.150%	05/01/37		1,000	1,120,483
6.220%	04/30/40		531	600,406
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43		825	695,711
4.250%	05/15/30	(a)	5,095	4,964,282
4.500%	02/01/65		2,115	1,789,405
4.550%	04/01/46		6,975	6,251,181
4.750%	11/15/45		2,925	2,685,828
5.100%	01/15/44		3,084	2,968,436
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43		2,680	2,329,570
4.950%	08/15/45		10,000	9,654,678
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.942%	11/01/47		3,667	3,183,940
3.950%	10/01/42		1,140	996,959
4.050%	08/15/52		1,585	1,380,343
4.100%	05/15/2121		10,745	8,140,903
4.650%	01/15/46		700	673,113
4.800%	08/15/43		852	799,849
4.837%	10/01/41	(a)	1,080	1,055,433
5.590%	05/17/25	(a)	3,000	3,092,882
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62		1,400	967,575
3.350%	08/15/46	(a)	4,300	3,437,335
3.799%	04/06/71		23,845	19,137,193
3.875%	02/01/55		4,805	4,120,947
3.950%	08/15/59		5,100	4,350,443

				176,946,889

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26	(a)	4,325	3,847,456
3.400%	11/15/26		4,275	4,054,626
4.125%	08/01/23		20,000	20,063,883

				27,965,965

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47		7,370	$6,154,506
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	(a)	5,000	4,954,665

				11,109,171

TOTAL CORPORATE BONDS (cost $12,969,772,316)				11,349,327,249

MUNICIPAL BONDS — 1.7%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		7,300	9,330,068
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50		8,000	10,494,004
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39		1,050	1,170,705
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53		4,375	4,348,714

				25,343,491

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114		5,000	4,919,469

Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34		100	113,400
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33		7,605	7,638,011

				7,751,411

Michigan — 0.2%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122		5,450	4,584,865
University of Michigan,
Revenue Bonds, Series C
3.599%	04/01/47		5,000	4,628,605
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122		19,144	17,539,079
Taxable, Revenue Bonds, Series B
2.437%	04/01/40		4,810	3,793,102

				30,545,651

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57		19,000	17,035,083

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Missouri (cont’d.)
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	$353,818

			17,388,901

New Jersey — 0.3%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	37,651,502
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	6,831,541

			44,483,043

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,150	1,254,657

Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	6,089	5,755,258
4.800%	06/01/2111	1,300	1,284,710

			7,039,968

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	8,733,893
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	4,010,918

			12,744,811

Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	13,722	13,448,454

Texas — 0.3%
Dallas Fort Worth International Airport,
Revenue Bonds, Series A
4.087%	11/01/51	1,025	992,305
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	7,039,548
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	14,455,516
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	22,905	20,102,668

			42,590,037

Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	11,455,434

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Virginia (cont’d.)
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	$9,056,424

			20,511,858

TOTAL MUNICIPAL BONDS (cost $249,453,003)			228,021,751

SOVEREIGN BOND — 0.2%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23	23,800	23,802,683

(cost $23,797,210)
U.S. TREASURY OBLIGATIONS(k) — 0.4%
U.S. Treasury Bonds
1.875%	11/15/51	8,000	6,003,750
2.250%	02/15/52	49,125	40,428,340
U.S. Treasury Notes
0.625%	08/15/30	4,800	3,979,500
1.375%	11/15/31	2,195	1,903,819

TOTAL U.S. TREASURY OBLIGATIONS (cost $54,831,164)			52,315,409

		Shares
PREFERRED STOCKS — 0.2%
Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)		335,000	8,341,500

Diversified Financial Services — 0.1%
SCE Trust V, 5.450%(c), 3 Month LIBOR + 3.790%, Series K, Maturing 03/15/26(oo)		565,000	12,300,050

TOTAL PREFERRED STOCKS (cost $22,500,000)			20,641,550

TOTAL LONG-TERM INVESTMENTS (cost $14,340,539,425)			12,648,102,437

SHORT-TERM INVESTMENTS — 4.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)		237,579,590	237,579,590
PGIM Institutional Money Market Fund (cost $291,522,353; includes $291,198,410 of cash collateral for securities on loan)(b)(wa)		291,780,017	291,517,416

TOTAL SHORT-TERM INVESTMENTS (cost $529,101,943)			529,097,006

TOTAL INVESTMENTS—100.8% (cost $14,869,641,368)			13,177,199,443
Liabilities in excess of other assets(z) — (0.8)%			(98,235,236)

NET ASSETS — 100.0%			$13,078,964,207

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $287,560,054; cash collateral of $291,198,410 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
852	2 Year U.S. Treasury Notes	Sep. 2022	$178,933,313	$(697,722)
11,323	10 Year U.S. Treasury Notes	Sep. 2022	1,342,129,344	(12,780,126)
1,392	10 Year U.S. Ultra Treasury Notes	Sep. 2022	177,306,000	(990,623)

				(14,468,471)

Short Positions:
174	5 Year Euro-Bobl	Sep. 2022	22,645,214	206,765
4,024	5 Year U.S. Treasury Notes	Sep. 2022	451,694,000	2,802,282
1,669	10 Year Euro-Bund	Sep. 2022	260,220,468	5,700,112
409	20 Year U.S. Treasury Bonds	Sep. 2022	56,697,625	(49,603)
158	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	24,386,312	252,829
186	Euro Schatz Index	Sep. 2022	21,274,402	46,343

				8,958,728

				$(5,509,743)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/22	Bank of America, N.A.	EUR 249,371	$262,587,831	$261,410,076	$—	$(1,177,755)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/05/22	The Toronto-Dominion Bank	EUR 249,371	$268,049,807	$261,410,076	$6,639,731	$—
Expiring 08/02/22	Bank of America, N.A.	EUR 249,371	263,064,628	261,901,550	1,163,078	—

			$531,114,435	$523,311,626	7,802,809	—

					$7,802,809	$(1,177,755)

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/32	1.000%(Q)	821,920	$4,138,116	$21,359,784	$17,221,668

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$34,676,000	$16,061,431

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$98,660,410	$—
Commercial Mortgage-Backed Securities	—	875,333,385	—
Corporate Bonds	—	11,349,327,249	—
Municipal Bonds	—	228,021,751	—

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bond	$—	$23,802,683	$—
U.S. Treasury Obligations	—	52,315,409	—
Preferred Stocks	20,641,550	—	—
Short-Term Investments
Affiliated Mutual Funds	529,097,006	—	—

Total	$549,738,556	$12,627,460,887	$—

Other Financial Instruments*
Assets
Futures Contracts	$9,008,331	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	7,802,809	—
Centrally Cleared Credit Default Swap Agreement	—	17,221,668	—

Total	$9,008,331	$25,024,477	$—

Liabilities
Futures Contracts	$(14,518,074)	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	(1,177,755)	—

Total	$(14,518,074)	$(1,177,755)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Electric	12.0%
Banks	10.6
Pipelines	7.1
Pharmaceuticals	6.9
Commercial Mortgage-Backed Securities	6.7
Oil & Gas	4.9
Media	4.4
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	4.1
Telecommunications	3.3
Healthcare-Services	3.1
Chemicals	3.1
Beverages	2.5
Software	2.2
Insurance	2.2
Foods	2.2
Mining	2.0
Retail	1.8
Auto Manufacturers	1.7
Municipal Bonds	1.7
Commercial Services	1.4
Aerospace & Defense	1.4
Transportation	1.4
Computers	1.2
Gas	1.1
Semiconductors	1.1
Healthcare-Products	1.0
Real Estate Investment Trusts (REITs)	1.0
Building Materials	0.8
Collateralized Loan Obligations	0.7

Airlines	0.7%
Biotechnology	0.7
Agriculture	0.6
Internet	0.6
Miscellaneous Manufacturing	0.5
Office/Business Equipment	0.4
U.S. Treasury Obligations	0.4
Entertainment	0.4
Machinery-Diversified	0.4
Household Products/Wares	0.3
Lodging	0.3
Oil & Gas Services	0.3
Trucking & Leasing	0.2
Diversified Financial Services	0.2
Sovereign Bond	0.2
Distribution/Wholesale	0.2
Packaging & Containers	0.1
Forest Products & Paper	0.1
Engineering & Construction	0.1
Water	0.1
Iron/Steel	0.1
Home Builders	0.1
Capital Markets	0.1
Environmental Control	0.1
Electronics	0.0	*
Real Estate	0.0	*
Housewares	0.0	*
Shipbuilding	0.0	*
Machinery-Construction & Mining	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Savings & Loans	0.0 *%

100.8
Liabilities in excess of other assets	(0.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$17,221,668*		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	7,802,809		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,177,755
Interest rate contracts	Due from/to broker-variation margin futures	9,008,331	*	Due from/to broker-variation margin futures	14,518,074	*

		$34,032,808			$15,695,829

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(8,058,637)
Foreign exchange contracts	—	15,468,544	—
Interest rate contracts	15,690,761	—	—

Total	$15,690,761	$15,468,544	$(8,058,637)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$17,221,668
Foreign exchange contracts	—	9,625,020	—
Interest rate contracts	(17,876,375)	—	—

Total	$(17,876,375)	$9,625,020	$17,221,668

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,973,459,907
Futures Contracts - Short Positions (1)	1,224,473,258
Forward Foreign Currency Exchange Contracts - Purchased (2)	182,441,355
Forward Foreign Currency Exchange Contracts - Sold (2)	466,895,528
Credit Default Swap Agreements - Buy Protection (1)	547,946,667

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$287,560,054	$(287,560,054)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$1,163,078	$(1,177,755)	$(14,677)	$—	$(14,677)
The Toronto-Dominion Bank	6,639,731	—	6,639,731	(6,639,731)	—

	$7,802,809	$(1,177,755)	$6,625,054	$(6,639,731)	$(14,677)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $287,560,054:
Unaffiliated investments (cost $14,340,539,425)	$12,648,102,437
Affiliated investments (cost $529,101,943)	529,097,006
Foreign currency, at value (cost $546,026)	547,332
Dividends and interest receivable	142,837,832
Receivable for investments sold	50,290,597
Deposit with broker for centrally cleared/exchange-traded derivatives	34,676,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	7,802,809
Due from broker-variation margin futures	6,431,107
Due from broker-variation margin swaps	187,844
Prepaid expenses and other assets	441,030

Total Assets	13,420,413,994

LIABILITIES
Payable to broker for collateral for securities on loan	291,198,410
Payable for investments purchased	42,265,842
Payable for Portfolio shares purchased	3,013,435
Management fee payable	1,844,779
Accrued expenses and other liabilities	1,588,812
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,177,755
Distribution fee payable	356,713
Trustees’ fees payable	2,706
Payable to custodian	823
Affiliated transfer agent fee payable	512

Total Liabilities	341,449,787

NET ASSETS	$13,078,964,207

Net assets were comprised of:
Partners’ Equity	$13,078,964,207

Net asset value and redemption price per share, $13,078,964,207 / 1,035,624,597 outstanding shares of beneficial interest	$12.63

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$287,844,879
Unaffiliated dividend income	608,887
Affiliated dividend income	515,149
Income from securities lending, net (including affiliated income of $224,401)	251,313

Total income	289,220,228

EXPENSES
Management fee	34,068,514
Distribution fee	18,187,310
Custodian and accounting fees	363,619
Trustees’ fees	114,706
Legal fees and expenses	48,129
Audit fee	22,910
Shareholders’ reports	5,580
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,716
Miscellaneous	156,383

Total expenses	52,970,867

NET INVESTMENT INCOME (LOSS)	236,249,361

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(143,141))	(55,543,894)
Futures transactions	15,690,761
Forward currency contract transactions	15,468,544
Swap agreements transactions	(8,058,637)
Foreign currency transactions	(123,029)

(32,566,255)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $27,260)	(3,303,946,413)
Futures	(17,876,375)
Forward currency contracts	9,625,020
Swap agreements	17,221,668
Foreign currencies	(746,363)

(3,295,722,463)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(3,328,288,718)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,092,039,357)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$236,249,361	$492,980,991
Net realized gain (loss) on investment and foreign currency transactions	(32,566,255)	373,809,812
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,295,722,463)	(957,622,702)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,092,039,357)	(90,831,899)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares purchased [53,880,160 and 100,011,473 shares, respectively]	(742,748,365)	(1,531,075,670)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(742,748,365)	(1,531,075,670)

TOTAL INCREASE (DECREASE)	(3,834,787,722)	(1,621,907,569)
NET ASSETS:
Beginning of period	16,913,751,929	18,535,659,498

End of period	$13,078,964,207	$16,913,751,929

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.52		$15.58	$13.83	$11.65	$12.34	$11.35

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.43	0.43	0.44	0.42	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.11)		(0.49)	1.32	1.74	(1.11)	0.59

Total from investment operations	(2.89)		(0.06)	1.75	2.18	(0.69)	0.99

Net Asset Value, end of period	$12.63		$15.52	$15.58	$13.83	$11.65	$12.34

Total Return(b)	(18.62)%		(0.39)%	12.65%	18.71%	(5.59)%	8.72%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13,079		$16,914	$18,536	$16,305	$11,242	$9,993
Average net assets (in millions)	$14,670		$17,448	$17,453	$14,016	$10,301	$8,906
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.73	%(d)	0.72%	0.72%	0.73%	0.74%	0.75%
Expenses before waivers and/or expense reimbursement	0.73	%(d)	0.72%	0.72%	0.73%	0.74%	0.75%
Net investment income (loss)	3.25	%(d)	2.83%	2.98%	3.35%	3.57%	3.36%
Portfolio turnover rate(e)	6%		12%	15%	43%	36%	48%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 87.3%
AFFILIATED MUTUAL FUNDS — 21.6%
AST ClearBridge Dividend Growth Portfolio*	744,923	$19,219,004
AST Emerging Markets Equity Portfolio*	483,664	4,038,596
AST Global Bond Portfolio*	4,864,808	53,123,702
AST High Yield Portfolio*	806,841	8,673,543
AST International Growth Portfolio*	553,445	11,566,994
AST International Value Portfolio*	710,003	13,951,564
AST Large-Cap Growth Portfolio*	875,397	45,179,223
AST Large-Cap Value Portfolio*	1,229,154	49,915,954
AST Small-Cap Growth Opportunities Portfolio*	310,517	6,738,228
AST Small-Cap Growth Portfolio*	113,788	6,517,768
AST Small-Cap Value Portfolio*	497,448	15,913,363
AST T. Rowe Price Natural Resources Portfolio*	369,313	9,439,645

TOTAL AFFILIATED MUTUAL FUNDS (cost $276,352,425)(wd)		244,277,584

COMMON STOCKS — 27.7%
Aerospace & Defense — 0.4%
BAE Systems PLC (United Kingdom)	18,841	190,218
Dassault Aviation SA (France)	212	33,057
General Dynamics Corp.	400	88,500
Howmet Aerospace, Inc.	27,500	864,875
Lockheed Martin Corp.	3,500	1,504,860
Northrop Grumman Corp.	1,400	669,998
Raytheon Technologies Corp.	6,800	653,548
Singapore Technologies Engineering Ltd. (Singapore)	12,600	37,044
Textron, Inc.	5,200	317,564
TransDigm Group, Inc.*	1,300	697,671

		5,057,335

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	5,003	187,986
DSV A/S (Denmark)	2,266	318,591
FedEx Corp.	4,400	997,524
United Parcel Service, Inc. (Class B Stock)	2,800	511,112

		2,015,213

Airlines — 0.1%
Southwest Airlines Co.*	25,900	935,508

Auto Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	3,000	81,696
Gentex Corp.	13,300	372,001
Koito Manufacturing Co. Ltd. (Japan)	5,700	179,693
Stanley Electric Co. Ltd. (Japan)	17,000	277,328

		910,718

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	7,838	603,230
Ferrari NV (Italy)	750	137,710
Ford Motor Co.	43,600	485,268
General Motors Co.*	3,900	123,864

	Shares	Value

COMMON STOCKS (continued)
Automobiles (cont’d.)
Mercedes-Benz Group AG (Germany)	4,667	$270,006
Tesla, Inc.*	7,000	4,713,940
Toyota Motor Corp. (Japan)	23,800	365,843
Volkswagen AG (Germany)	193	35,292
Yamaha Motor Co. Ltd. (Japan)	26,100	478,013

		7,213,166

Banks — 1.3%
Banco Santander SA (Spain)	264,968	747,733
Bank Hapoalim BM (Israel)	6,820	57,123
Bank Leumi Le-Israel BM (Israel)	63,769	566,864
Bank of America Corp.	55,500	1,727,715
Barclays PLC (United Kingdom)	337,095	631,748
BNP Paribas SA (France)	3,159	151,404
Citigroup, Inc.	17,900	823,221
Citizens Financial Group, Inc.	25,800	920,802
Commonwealth Bank of Australia (Australia)	7,684	479,133
DBS Group Holdings Ltd. (Singapore)	31,100	665,496
Fifth Third Bancorp	7,700	258,720
HSBC Holdings PLC (United Kingdom)	19,640	128,405
Israel Discount Bank Ltd. (Israel) (Class A Stock)	63,374	329,484
JPMorgan Chase & Co.	15,100	1,700,411
Lloyds Banking Group PLC (United Kingdom)	421,887	217,264
M&T Bank Corp.	5,200	828,828
National Australia Bank Ltd. (Australia)	14,465	273,336
NatWest Group PLC (United Kingdom)	209,881	560,462
Popular, Inc. (Puerto Rico)	5,800	446,194
Synovus Financial Corp.	3,000	108,150
Truist Financial Corp.	17,400	825,282
U.S. Bancorp	2,100	96,642
United Overseas Bank Ltd. (Singapore)	11,300	213,695
Wells Fargo & Co.	47,700	1,868,409

		14,626,521

Beverages — 0.4%
Brown-Forman Corp. (Class B Stock)	1,800	126,288
Coca-Cola Co. (The)	31,500	1,981,665
Diageo PLC (United Kingdom)	941	40,521
Heineken Holding NV (Netherlands)	678	49,460
Heineken NV (Netherlands)	544	49,719
Keurig Dr. Pepper, Inc.	6,800	240,652
PepsiCo, Inc.	12,700	2,116,582

		4,604,887

Biotechnology — 0.6%
AbbVie, Inc.	11,300	1,730,708
Amgen, Inc.	400	97,320
CSL Ltd. (Australia)	503	93,203
Exelixis, Inc.*	40,200	836,964
Gilead Sciences, Inc.	17,400	1,075,494
Moderna, Inc.*	6,900	985,665
Regeneron Pharmaceuticals, Inc.*	200	118,226
United Therapeutics Corp.*	2,400	565,536
Vertex Pharmaceuticals, Inc.*	3,800	1,070,802

		6,573,918

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Building Products — 0.2%
AGC, Inc. (Japan)	13,600	$471,723
Assa Abloy AB (Sweden) (Class B Stock)	5,938	126,502
Builders FirstSource, Inc.*	8,600	461,820
Carlisle Cos., Inc.	3,100	739,691
Cie de Saint-Gobain (France)	2,998	129,030
Owens Corning	4,700	349,257

		2,278,023

Capital Markets — 0.8%
Ameriprise Financial, Inc.	1,700	404,056
ASX Ltd. (Australia)	1,152	64,882
Bank of New York Mellon Corp. (The)	25,000	1,042,750
Charles Schwab Corp. (The)	11,300	713,934
CME Group, Inc.	5,600	1,146,320
Daiwa Securities Group, Inc. (Japan)	8,700	38,780
Deutsche Bank AG (Germany)	12,206	106,605
FactSet Research Systems, Inc.	700	269,199
Goldman Sachs Group, Inc. (The)	3,900	1,158,378
Julius Baer Group Ltd. (Switzerland)	11,544	532,137
Macquarie Group Ltd. (Australia)	1,634	185,503
Morgan Stanley	15,100	1,148,506
Morningstar, Inc.	2,800	677,124
S&P Global, Inc.	500	168,530
SBI Holdings, Inc. (Japan)	25,800	505,259
Singapore Exchange Ltd. (Singapore)	5,100	34,743
State Street Corp.	10,200	628,830
UBS Group AG (Switzerland)	47,941	774,171

		9,599,707

Chemicals — 0.5%
Albemarle Corp.	500	104,490
Arkema SA (France)	437	39,016
Ashland Global Holdings, Inc.	1,500	154,575
BASF SE (Germany)	4,647	202,623
Celanese Corp.	1,900	223,459
CF Industries Holdings, Inc.	1,700	145,741
Dow, Inc.	17,400	898,014
DuPont de Nemours, Inc.	5,700	316,806
Eastman Chemical Co.	6,900	619,413
ICL Group Ltd. (Israel)	31,767	289,020
Linde PLC (United Kingdom)	4,300	1,236,379
LyondellBasell Industries NV (Class A Stock)	1,600	139,936
Mitsubishi Chemical Group Corp. (Japan)	7,500	40,993
Mitsubishi Gas Chemical Co., Inc. (Japan)	18,200	262,110
Nitto Denko Corp. (Japan)	900	58,175
Sherwin-Williams Co. (The)	500	111,955
Shin-Etsu Chemical Co. Ltd. (Japan)	1,700	191,331
Solvay SA (Belgium)	432	34,973
Sumitomo Chemical Co. Ltd. (Japan)	9,000	35,040
Tosoh Corp. (Japan)	37,200	461,239
Yara International ASA (Brazil)	2,639	110,358

		5,675,646

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies — 0.1%
Cintas Corp.	1,300	$485,589
Waste Management, Inc.	7,100	1,086,158

		1,571,747

Communications Equipment — 0.2%
Cisco Systems, Inc.	44,300	1,888,952
Nokia OYJ (Finland)	129,744	601,473

		2,490,425

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,012	24,561
Eiffage SA (France)	5,671	511,172
Skanska AB (Sweden) (Class B Stock)	1,569	24,100
Taisei Corp. (Japan)	4,000	124,400
Vinci SA (France)	2,425	216,243

		900,476

Construction Materials — 0.1%
Eagle Materials, Inc.	6,900	758,586

Consumer Finance — 0.1%
Capital One Financial Corp.	9,300	968,967
Synchrony Financial	26,400	729,168

		1,698,135

Containers & Packaging — 0.1%
International Paper Co.	10,300	430,849
Westrock Co.	18,000	717,120

		1,147,969

Distributors — 0.0%
LKQ Corp.	6,400	314,176

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	12,900	3,521,958
EXOR NV (Netherlands)	655	40,880
Investor AB (Sweden) (Class A Stock)	2,955	53,128
Investor AB (Sweden) (Class B Stock)	9,129	150,309
ORIX Corp. (Japan)	6,100	102,004

		3,868,279

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	61,600	1,291,136
Deutsche Telekom AG (Germany)	22,212	441,163
Koninklijke KPN NV (Netherlands)	84,663	301,556
Nippon Telegraph & Telephone Corp. (Japan)	5,300	152,171
Spark New Zealand Ltd. (New Zealand)	172,634	517,409
Telefonica Deutschland Holding AG (Germany)	12,318	35,335
Telefonica SA (Spain)	14,711	74,915
Telia Co. AB (Sweden)	15,638	59,849
United Internet AG (Germany)	872	24,828
Verizon Communications, Inc.	24,700	1,253,525

		4,151,887

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities — 0.5%
Edison International	15,600	$986,544
Electricite de France SA (France)	3,947	32,242
Endesa SA (Spain)	1,922	36,289
Enel SpA (Italy)	118,249	647,994
Evergy, Inc.	7,600	495,900
Eversource Energy	3,700	312,539
Exelon Corp.	26,500	1,200,980
FirstEnergy Corp.	10,400	399,256
Fortum OYJ (Finland)	2,479	37,157
Iberdrola SA (Spain)	34,556	358,298
NextEra Energy, Inc.	5,400	418,284
NRG Energy, Inc.	2,500	95,425
PG&E Corp.*	20,200	201,596
PPL Corp.	10,700	290,291
SSE PLC (United Kingdom)	30,127	593,014
Terna - Rete Elettrica Nazionale (Italy)	8,442	66,247

		6,172,056

Electrical Equipment — 0.1%
ABB Ltd. (Switzerland)	8,289	220,133
Emerson Electric Co.	10,000	795,400
Fuji Electric Co. Ltd. (Japan)	500	20,651
Hubbell, Inc.	1,100	196,438
Mitsubishi Electric Corp. (Japan)	8,800	95,327

		1,327,949

Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	3,600	567,216
Corning, Inc.	20,900	658,559
Hamamatsu Photonics KK (Japan)	11,900	461,344
Hirose Electric Co. Ltd. (Japan)	300	39,726
Jabil, Inc.	5,600	286,776
Keysight Technologies, Inc.*	3,700	510,045
Murata Manufacturing Co. Ltd. (Japan)	3,500	191,540
TDK Corp. (Japan)	2,300	70,599

		2,785,805

Energy Equipment & Services — 0.1%
Schlumberger NV	17,200	615,072

Entertainment — 0.4%
Electronic Arts, Inc.	800	97,320
Netflix, Inc.*	800	139,896
Nintendo Co. Ltd. (Japan)	1,600	694,063
Playtika Holding Corp.*	23,700	313,788
Spotify Technology SA*	7,700	722,491
Walt Disney Co. (The)*	13,000	1,227,200
Warner Bros Discovery, Inc.*	65,300	876,326

		4,071,084

Equity Real Estate Investment Trusts (REITs) — 0.8%
Boston Properties, Inc.	1,500	133,470
Camden Property Trust	5,100	685,848
Crown Castle International Corp.	4,100	690,358
Dexus (Australia)	6,465	39,481
Duke Realty Corp.	4,900	269,255
EPR Properties	7,500	351,975
Equinix, Inc.	1,600	1,051,232
Equity Residential	1,000	72,220

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Essex Property Trust, Inc.	600	$156,906
Goodman Group (Australia)	43,255	531,006
Host Hotels & Resorts, Inc.	18,600	291,648
Land Securities Group PLC (United Kingdom)	4,324	35,029
Prologis, Inc.	8,000	941,200
SBA Communications Corp.	2,500	800,125
Simon Property Group, Inc.	5,700	541,044
Stockland (Australia)	196,439	489,261
Ventas, Inc.	6,100	313,723
Welltower, Inc.(a)	6,700	551,745
Weyerhaeuser Co.	29,100	963,792

		8,909,318

Food & Staples Retailing — 0.5%
Albertson’s Cos., Inc. (Class A Stock)	24,400	651,968
Carrefour SA (France)	18,967	335,813
Coles Group Ltd. (Australia)	6,016	73,876
Costco Wholesale Corp	3,600	1,725,408
Kesko OYJ (Finland) (Class B Stock)	1,629	38,416
Koninklijke Ahold Delhaize NV (Netherlands)	23,077	601,820
Kroger Co. (The)(a)	3,600	170,388
Seven & i Holdings Co. Ltd. (Japan)	3,300	127,969
Sysco Corp.	3,100	262,601
Tesco PLC (United Kingdom)	23,112	71,773
US Foods Holding Corp.*	21,300	653,484
Walgreens Boots Alliance, Inc.	4,100	155,390
Walmart, Inc.	4,900	595,742
Woolworths Group Ltd. (Australia)	6,261	153,708

		5,618,356

Food Products — 0.5%
Archer-Daniels-Midland Co.	1,500	116,400
Bunge Ltd.	4,100	371,829
Darling Ingredients, Inc.*	8,400	502,320
Kraft Heinz Co. (The)	8,000	305,120
MEIJI Holdings Co. Ltd. (Japan)	500	24,554
Mowi ASA (Norway)	2,605	59,269
Nestle SA.	11,333	1,322,511
Orkla ASA (Norway)	3,433	27,461
Pilgrim’s Pride Corp.*	27,500	858,825
Post Holdings, Inc.*	4,800	395,280
Tyson Foods, Inc. (Class A Stock)	9,300	800,358
WH Group Ltd. (Hong Kong), 144A	690,500	540,768
Wilmar International Ltd. (China)	99,100	288,612

		5,613,307

Gas Utilities — 0.0%
Enagas SA (Spain)	1,129	24,965
National Fuel Gas Co.	4,900	323,645
Osaka Gas Co. Ltd. (Japan)	2,300	44,034
Snam SpA (Italy)	12,107	63,412
Tokyo Gas Co. Ltd. (Japan)	2,300	47,597

		503,653

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	17,000	1,847,050

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Baxter International, Inc.	8,600	$552,378
Boston Scientific Corp.*	13,600	506,872
Edwards Lifesciences Corp.*	11,500	1,093,535
Envista Holdings Corp.*(a)	8,200	316,028
Hoya Corp. (Japan)	2,100	180,670
Integra LifeSciences Holdings Corp.*	2,400	129,672
Koninklijke Philips NV (Netherlands)	1,278	27,522
Medtronic PLC.	14,800	1,328,300
Stryker Corp.	1,500	298,395
Zimmer Biomet Holdings, Inc.	700	73,542

		6,353,964

Health Care Providers & Services — 0.8%
Cigna Corp.	5,500	1,449,360
CVS Health Corp.	9,700	898,802
Elevance Health, Inc.	2,300	1,109,934
Fresenius SE & Co. KGaA (Germany)	2,455	74,506
Humana, Inc	1,000	468,070
McKesson Corp.	2,200	717,662
Sonic Healthcare Ltd. (Australia)	21,000	478,925
UnitedHealth Group, Inc.	7,800	4,006,314

		9,203,573

Health Care Technology — 0.1%
Veeva Systems, Inc. (Class A Stock)*	2,900	574,316

Hotels, Restaurants & Leisure — 0.6%
Booking Holdings, Inc.*	330	577,167
Chipotle Mexican Grill, Inc.*	590	771,284
Churchill Downs, Inc.	3,600	689,508
Compass Group PLC (United Kingdom)	23,773	486,042
Evolution AB (Sweden), 144A	4,188	380,066
Hilton Worldwide Holdings, Inc.	5,600	624,064
InterContinental Hotels Group PLC (United Kingdom)	1,007	53,457
La Francaise des Jeux SAEM (France), 144A.	13,614	471,985
Las Vegas Sands Corp.*	5,100	171,309
Marriott International, Inc. (Class A Stock)	6,700	911,267
McDonald’s Corp.	4,800	1,185,024
Oriental Land Co. Ltd. (Japan)	900	126,476
Sodexo SA (France)	520	36,614
Starbucks Corp.	3,000	229,170

		6,713,433

Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)*	8,305	375,644
Lennar Corp. (Class A Stock)	6,500	458,705
Lennar Corp. (Class B Stock)	4,800	281,808
Open House Group Co. Ltd. (Japan)	800	31,781
Taylor Wimpey PLC (United Kingdom)	20,414	29,040
Toll Brothers, Inc.	6,200	276,520

		1,453,498

Household Products — 0.3%
Henkel AG & Co. KGaA (Germany)	606	37,107

	Shares	Value

COMMON STOCKS (continued)
Household Products (cont’d.)
Kimberly-Clark Corp.	8,900	$1,202,835
Procter & Gamble Co. (The)	15,100	2,171,229

		3,411,171

Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	29,100	664,935

Industrial Conglomerates — 0.2%
3M Co.	1,700	219,997
CK Hutchison Holdings Ltd. (United Kingdom)	16,000	109,325
Honeywell International, Inc.	7,200	1,251,432
Jardine Matheson Holdings Ltd. (Hong Kong)	10,300	540,917
Siemens AG (Germany)	1,626	165,053
Smiths Group PLC (United Kingdom)	2,328	39,635
Toshiba Corp. (Japan)	2,400	97,502

		2,423,861

Insurance — 0.8%
Aegon NV (Netherlands)	10,735	46,534
Ageas SA/NV (Belgium)	1,005	44,162
AIA Group Ltd. (Hong Kong)	10,000	108,585
American Financial Group, Inc.	6,600	916,146
American International Group, Inc.	18,100	925,453
Aon PLC (Class A Stock)	300	80,904
Assicurazioni Generali SpA (Italy)	3,633	58,038
AXA SA (France)	9,679	221,072
Chubb Ltd.	4,200	825,636
Dai-ichi Life Holdings, Inc. (Japan)	29,200	533,776
Globe Life, Inc.	800	77,976
Hartford Financial Services Group, Inc. (The)	1,400	91,602
Japan Post Holdings Co. Ltd. (Japan)	15,000	106,871
Japan Post Insurance Co. Ltd. (Japan)	1,500	23,926
Lincoln National Corp.	8,200	383,514
Marsh & McLennan Cos., Inc.	5,800	900,450
Medibank Private Ltd. (Australia)	16,547	37,104
MetLife, Inc.	3,100	194,649
MS&AD Insurance Group Holdings, Inc. (Japan)	2,700	82,499
NN Group NV (Netherlands)	11,603	527,178
Poste Italiane SpA (Italy), 144A	3,526	33,000
Reinsurance Group of America, Inc.	4,300	504,347
Sampo OYJ (Finland) (Class A Stock)	13,726	597,641
Sompo Holdings, Inc. (Japan)	1,900	83,305
Suncorp Group Ltd. (Australia)	32,601	246,878
W.R. Berkley Corp.	9,700	662,122
Zurich Insurance Group AG (Switzerland)	685	297,604

		8,610,972

Interactive Media & Services — 1.1%
Alphabet, Inc. (Class A Stock)*	2,190	4,772,579
Alphabet, Inc. (Class C Stock)*	2,020	4,418,649
Meta Platforms, Inc. (Class A Stock)*	20,900	3,370,125

		12,561,353

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.*	55,200	$5,862,792
eBay, Inc.	16,800	700,056

		6,562,848

IT Services — 1.2%
Accenture PLC (Class A Stock)	6,100	1,693,665
Adyen NV (Netherlands), 144A*	98	142,599
Automatic Data Processing, Inc.	5,900	1,239,236
Capgemini SE (France)	3,560	609,033
Cognizant Technology Solutions Corp. (Class A Stock)	6,700	452,183
Computershare Ltd. (Australia)	32,350	549,259
Edenred (France)	1,477	69,583
Euronet Worldwide, Inc.*	3,600	362,124
Fiserv, Inc.*	6,200	551,614
Fujitsu Ltd. (Japan)	4,600	573,427
GoDaddy, Inc. (Class A Stock)*	6,200	431,272
International Business Machines Corp.	6,300	889,497
Mastercard, Inc. (Class A Stock)	8,600	2,713,128
NEC Corp. (Japan)	1,500	58,137
NTT Data Corp. (Japan)	3,700	51,195
Visa, Inc. (Class A Stock)(a)	14,900	2,933,661

		13,319,613

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	1,200	84,630
Shimano, Inc. (Japan)	1,100	184,467
Yamaha Corp. (Japan)	600	24,703

		293,800

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	800	95,016
Bio-Techne Corp.	900	311,976
Danaher Corp.	5,800	1,470,416
IQVIA Holdings, Inc.*	1,800	390,582
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	27,200	772,752
Sartorius Stedim Biotech (France)	163	51,279
Sotera Health Co.*	7,800	152,802
Thermo Fisher Scientific, Inc.	2,000	1,086,560

		4,331,383

Machinery — 0.4%
AGCO Corp.	1,800	177,660
Atlas Copco AB (Sweden) (Class A Stock)	15,992	149,573
Atlas Copco AB (Sweden) (Class B Stock)	9,248	77,474
Caterpillar, Inc.	7,300	1,304,948
CNH Industrial NV (United Kingdom)	6,119	70,916
Cummins, Inc.	1,300	251,589
Daimler Truck Holding AG (Germany)*	1,386	36,211
Deere & Co.	300	89,841
Epiroc AB (Sweden) (Class B Stock)	2,319	31,364
Gates Industrial Corp. PLC*	59,900	647,519
GEA Group AG (Germany)	714	24,675
Hoshizaki Corp. (Japan)	800	23,798
Ingersoll Rand, Inc.	2,100	88,368

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Komatsu Ltd. (Japan)	4,100	$90,836
MISUMI Group, Inc. (Japan)	1,700	36,202
NGK Insulators Ltd. (Japan)	2,500	33,634
PACCAR, Inc.	2,300	189,382
Parker-Hannifin Corp.	3,500	861,175
Yaskawa Electric Corp. (Japan)	1,400	44,978

		4,230,143

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	18	41,669
AP Moller - Maersk A/S (Denmark) (Class B Stock)	233	545,346
Kuehne + Nagel International AG (Switzerland)	2,296	542,348
Nippon Yusen KK (Japan)	800	54,764
SITC International Holdings Co. Ltd. (China)	60,000	169,988

		1,354,115

Media — 0.3%
Comcast Corp. (Class A Stock)	38,500	1,510,740
Dentsu Group, Inc. (Japan)	1,300	38,963
Fox Corp. (Class A Stock)	13,200	424,512
Publicis Groupe SA (France)	8,973	439,263
WPP PLC (United Kingdom)	50,437	508,414

		2,921,892

Metals & Mining — 0.4%
Anglo American PLC (South Africa)	5,820	208,163
ArcelorMittal SA (Luxembourg)	21,641	487,631
BHP Group Ltd. (Australia)	22,709	644,509
BlueScope Steel Ltd. (Australia)	44,911	489,781
Boliden AB (Sweden)	1,609	51,115
Fortescue Metals Group Ltd. (Australia)	10,060	121,274
Freeport-McMoRan, Inc.	28,200	825,132
Glencore PLC (Australia)*	49,480	267,758
Norsk Hydro ASA (Norway)	8,074	45,376
Nucor Corp.	1,300	135,733
Rio Tinto Ltd. (Australia)	1,715	121,699
Rio Tinto PLC (Australia)	12,602	754,608
South32 Ltd. (Australia)	20,137	54,670
Steel Dynamics, Inc.	10,900	721,035

		4,928,484

Multiline Retail — 0.1%
Dollar General Corp.	4,300	1,055,392
Macy’s, Inc.	31,000	567,920

		1,623,312

Multi-Utilities — 0.2%
Dominion Energy, Inc.	4,400	351,164
DTE Energy Co.	2,900	367,575
E.ON SE (Germany)	13,254	111,419
Engie SA (France)	49,896	574,736
Sempra Energy	6,400	961,728

		2,366,622

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 1.2%
BP PLC (United Kingdom)	55,101	$259,735
Cheniere Energy, Inc.	7,400	984,422
Chevron Corp.	18,200	2,634,996
ConocoPhillips	16,100	1,445,941
Devon Energy Corp.	9,900	545,589
Diamondback Energy, Inc.	5,900	714,785
Eni SpA (Italy)	48,987	582,808
Equinor ASA (Norway)	5,808	202,679
Exxon Mobil Corp.	22,600	1,935,464
Inpex Corp. (Japan)	12,500	134,881
Marathon Petroleum Corp.	6,700	550,807
New Fortress Energy, Inc.(a)	7,600	300,732
Phillips 66	900	73,791
Pioneer Natural Resources Co.	3,000	669,240
Repsol SA (Spain)	6,757	99,247
Shell PLC (Netherlands)	55,575	1,434,748
TotalEnergies SE (France)	11,510	605,968
Valero Energy Corp.	7,600	807,728
Woodside Energy Group Ltd. (Australia)	6,211	136,336

		14,119,897

Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	3,450	53,978

Personal Products — 0.1%
L’Oreal SA (France)	1,096	378,795
Olaplex Holdings, Inc.*	16,500	232,485
Pola Orbis Holdings, Inc. (Japan)	5,600	69,193
Unilever PLC (United Kingdom)	15,231	692,830

		1,373,303

Pharmaceuticals — 1.7%
Astellas Pharma, Inc. (Japan)	8,300	129,258
AstraZeneca PLC (United Kingdom)	4,137	544,230
Bayer AG (Germany)	6,708	398,858
Bristol-Myers Squibb Co.	18,400	1,416,800
Chugai Pharmaceutical Co. Ltd. (Japan)	9,800	250,451
Eli Lilly & Co.	7,400	2,399,302
GSK PLC	47,641	1,026,196
Ipsen SA (France)	4,669	439,621
Johnson & Johnson	14,800	2,627,148
Merck & Co., Inc.	24,100	2,197,197
Merck KGaA (Germany)	1,987	335,875
Novartis AG (Switzerland)	9,889	835,751
Novo Nordisk A/S (Denmark) (Class B Stock)	10,299	1,145,773
Ono Pharmaceutical Co. Ltd. (Japan)	2,200	56,326
Pfizer, Inc.	56,000	2,936,080
Roche Holding AG	3,145	1,049,546
Sanofi (France)	8,139	818,055
Takeda Pharmaceutical Co. Ltd. (Japan)	6,600	185,662

		18,792,129

Professional Services — 0.2%
CoStar Group, Inc.*	17,400	1,051,134

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Leidos Holdings, Inc.	800	$80,568
Randstad NV (Netherlands)	10,590	513,976
Recruit Holdings Co. Ltd. (Japan)	6,500	190,699
Wolters Kluwer NV (Netherlands)	1,567	152,050

		1,988,427

Real Estate Management & Development — 0.1%
Capitaland Investment Ltd. (Singapore)	15,600	42,938
CBRE Group, Inc. (Class A Stock)*	2,600	191,386
City Developments Ltd. (Singapore)	6,000	35,256
CK Asset Holdings Ltd. (Hong Kong)	11,500	81,375
Daito Trust Construction Co. Ltd. (Japan)	300	25,874
ESR Group Ltd. (China), 144A*	9,600	25,897
Jones Lang LaSalle, Inc.*	800	139,888
New World Development Co. Ltd. (Hong Kong)	75,000	269,235
Nomura Real Estate Holdings, Inc. (Japan)	1,000	24,427
Sino Land Co. Ltd. (Hong Kong)	18,000	26,637

		862,913

Road & Rail — 0.2%
AMERCO	700	334,761
CSX Corp.	6,300	183,078
Ryder System, Inc.	1,200	85,272
Union Pacific Corp.	6,200	1,322,336
XPO Logistics, Inc.*	3,900	187,824

		2,113,271

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.*	4,300	328,821
Advantest Corp. (Japan)	1,200	64,102
Applied Materials, Inc.	3,100	282,038
ASML Holding NV (Netherlands)	1,252	595,884
Broadcom, Inc.	4,100	1,991,821
Disco Corp. (Japan)	100	23,675
Enphase Energy, Inc.*	4,300	839,532
Infineon Technologies AG (Germany)	1,508	36,634
Intel Corp.	46,100	1,724,601
KLA Corp.	200	63,816
Microchip Technology, Inc.	8,500	493,680
Micron Technology, Inc.	19,200	1,061,376
MKS Instruments, Inc.	1,900	194,997
NVIDIA Corp.	12,800	1,940,352
ON Semiconductor Corp.*	15,400	774,774
QUALCOMM, Inc.	14,600	1,865,004
Renesas Electronics Corp. (Japan)*	18,200	164,719
STMicroelectronics NV (Singapore)	7,603	239,265
Texas Instruments, Inc.	3,000	460,950

		13,146,041

Software — 2.2%
Adobe, Inc.*	3,200	1,171,392
Cadence Design Systems, Inc.*	7,100	1,065,213
Crowdstrike Holdings, Inc. (Class A Stock)*	1,800	303,408
Dassault Systemes SE (France)	3,965	145,931

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Fortinet, Inc.*	20,000	$1,131,600
Intuit, Inc.	200	77,088
Microsoft Corp.	53,800	13,817,454
Nemetschek SE (Germany)	4,582	276,449
Oracle Corp.	14,500	1,013,115
Paycom Software, Inc.*	3,200	896,384
Roper Technologies, Inc.	2,500	986,625
Salesforce, Inc.*	9,800	1,617,392
ServiceNow, Inc.*	1,500	713,280
Synopsys, Inc.*	3,800	1,154,060
Zoom Video Communications, Inc. (Class A Stock)*	2,900	313,113

		24,682,504

Specialty Retail — 0.5%
AutoNation, Inc.*(a)	2,100	234,696
AutoZone, Inc.*	170	365,351
Bath & Body Works, Inc.	9,500	255,740
Home Depot, Inc. (The)	7,900	2,166,733
JD Sports Fashion PLC (United Kingdom)	193,190	272,059
Lowe’s Cos., Inc.	1,200	209,604
Penske Automotive Group, Inc.	7,000	732,830
TJX Cos., Inc. (The)	4,200	234,570
Ulta Beauty, Inc.*	1,800	693,864
USS Co. Ltd. (Japan)	8,100	140,091

		5,305,538

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	102,600	14,027,472
Dell Technologies, Inc. (Class C Stock)	5,300	244,913
Hewlett Packard Enterprise Co.	5,600	74,256
Western Digital Corp.*	16,400	735,212

		15,081,853

Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC (United Kingdom)	2,376	47,499
Capri Holdings Ltd.*	1,900	77,919
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	2,383	254,245
Hermes International (France)	188	211,194
LVMH Moet Hennessy Louis Vuitton SE (France)	1,519	926,214
NIKE, Inc. (Class B Stock)	3,800	388,360
PVH Corp.	10,200	580,380
Skechers USA, Inc. (Class A Stock)*	2,200	78,276

		2,564,087

Tobacco — 0.2%
Altria Group, Inc	4,500	187,965
British American Tobacco PLC (United Kingdom)	21,844	934,865
Imperial Brands PLC (United Kingdom)	26,387	590,151
Japan Tobacco, Inc. (Japan)	5,400	93,309
Philip Morris International, Inc.	9,500	938,030
Swedish Match AB (Sweden)	7,137	72,684

		2,817,004

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors — 0.3%
Brenntag SE (Germany)	925	$60,335
Bunzl PLC (United Kingdom)	2,004	66,236
Ferguson PLC	1,043	115,590
IMCD NV (Netherlands)	339	46,581
ITOCHU Corp. (Japan)	5,300	143,563
Marubeni Corp. (Japan)	55,000	495,182
Mitsubishi Corp. (Japan)	5,200	155,045
Mitsui & Co. Ltd. (Japan)	26,000	573,263
Sumitomo Corp. (Japan)	40,500	554,900
Univar Solutions, Inc.*	26,500	659,055
W.W. Grainger, Inc.	1,100	499,873

		3,369,623

Water Utilities — 0.1%
American Water Works Co., Inc.	2,500	371,925
Essential Utilities, Inc.	8,700	398,895

		770,820

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	5,600	176,827
SoftBank Corp. (Japan)	17,100	189,838
SoftBank Group Corp. (Japan)	700	27,049
Tele2 AB (Sweden) (Class B Stock)	2,978	33,947
T-Mobile US, Inc.*	2,000	269,080

		696,741

TOTAL COMMON STOCKS (cost $346,050,139)		313,650,339

EXCHANGE-TRADED FUND — 0.1%
iShares MSCI EAFE ETF(a)	11,090	693,014

(cost $766,606)
PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	900	59,377
Volkswagen AG (Germany) (PRFC)	1,098	146,972

		206,349

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	79	27,664

TOTAL PREFERRED STOCKS
(cost $290,948)		234,013

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 3.4%
Automobiles — 0.3%
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	1,500	1,507,019
Santander Drive Auto Receivables Trust,
Series 2022-03, Class C
4.490%	08/15/29	2,000	1,965,155

			3,472,174

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Debt Obligation — 0.1%
MF1 LLC,
Series 2022-FL9, Class A, 144A, 1 Month Term SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.960%(c)	06/19/37	1,200	$1,176,300

Collateralized Loan Obligations — 3.0%
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	10/17/32	2,250	2,190,827
Battalion CLO Ltd.,
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.183%(c)	12/19/32	2,250	2,182,548
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.143%(c)	01/20/32	3,500	3,410,829
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
2.103%(c)	10/20/34	1,500	1,458,334
Generate CLO Ltd. (Cayman Islands),
Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
2.153%(c)	04/20/32	2,000	1,964,646
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.363%(c)	02/05/31	2,483	2,434,675
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
2.883%(c)	09/01/31	2,250	2,215,498
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A
—%(p)	07/15/33	2,750	2,750,000
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
3.618%(c)	07/18/31	3,000	3,000,000
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.194%(c)	07/15/31	2,250	2,205,599
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A
—%(p)	07/20/33	3,000	2,986,935
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
2.174%(c)	01/23/29	1,907	1,879,504
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.903%(c)	04/20/28	229	226,555

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.154%(c)	04/25/31	2,250	$2,197,115
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	07/17/31	2,578	2,523,447

			33,626,512

TOTAL ASSET-BACKED SECURITIES (cost $38,467,296)			38,274,986

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	1,900	1,739,719
Series 2019-BN20, Class A2
2.758%	09/15/62	4,278	3,893,248
Series 2019-BN21, Class A4
2.600%	10/17/52	3,000	2,717,139
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,265,378
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	500	507,628
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	1,821	1,745,447
Benchmark Mortgage Trust,
Series 2019-B14, Class A1
2.072%	12/15/62	1,678	1,638,466
Series 2022-B35, Class ASB
4.594%(cc)	05/15/55	1,800	1,819,758
BMO Mortgage Trust,
Series 2022-C02, Class A5
4.974%(cc)	07/15/54	2,000	2,071,460
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	1,000	957,365
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,500	1,378,256
Series 2019-C17, Class A4
2.763%	09/15/52	4,180	3,739,323
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	1,268	1,199,958
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A3A1
3.538%	09/15/47	1,687	1,649,310
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	3,604	3,439,681
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	982	924,044
Series 2016-C31, Class A4
2.840%	11/15/49	2,000	1,891,396

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	4,149	$3,995,413
Wells Fargo Commercial Mortgage Trust,
Series 2019-C53, Class A3
2.787%	10/15/52	200	180,515
Series 2020-C56, Class A4
2.194%	06/15/53	2,300	1,984,202

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $39,195,108)			38,737,706

CORPORATE BONDS — 9.3%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50	1,495	1,054,186
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
6.950%	01/17/28	340	330,672

			1,384,858

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	585	440,566

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	425	393,949
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	500	468,587

			862,536

Auto Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	970	924,899

Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	405	389,371

Banks — 3.2%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	1,000	848,133
2.687%(ff)	04/22/32	5,600	4,705,535
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	1,670	1,576,190
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,375	1,214,263
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	3,855	3,179,436

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.572%(ff)	06/03/31	1,000	$841,225
4.910%(ff)	05/24/33	625	616,963
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	3,180	2,791,124
2.383%(ff)	07/21/32	1,000	809,392
3.102%(ff)	02/24/33	1,560	1,334,053
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	1,000	798,757
2.963%(ff)	01/25/33	5,200	4,464,995
3.782%(ff)	02/01/28	1,760	1,688,895
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	1,000	828,037
2.943%(ff)	01/21/33	2,755	2,361,800
3.591%(ff)	07/22/28	1,075	1,017,356
Sub. Notes, GMTN
4.350%	09/08/26	1,000	989,763
Northern Trust Corp.,
Sr. Unsec’d. Notes
4.000%	05/10/27	800	805,655
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	1,380	1,203,190
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
4.456%	06/08/32	1,170	1,156,927
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
2.789%(c)	05/12/26	880	880,029
Sr. Unsec’d. Notes, 144A
4.488%(ff)	05/12/26	220	219,166
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,055	1,766,839

			36,097,723

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	870	820,558

Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	200	171,000

Chemicals — 0.1%
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	740	566,931
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	200	175,491

			742,422

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services — 0.1%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	250	$222,727
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	05/20/32	225	228,169
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52	445	454,067
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	475	390,594

			1,295,557

Diversified Financial Services — 0.2%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	1,225	1,184,772
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26	650	605,929
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	360	336,236

			2,126,937

Electric — 1.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	2,560	2,130,361
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	650	621,563
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	1,245	959,014
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	910	824,641
Duke Energy Carolinas LLC,
First Mortgage
3.550%	03/15/52	1,310	1,088,362
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,310	1,254,761
4.750%	06/15/46	755	665,921
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	1,670	1,586,948
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	70	68,792
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	725	570,515

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,225	$1,047,426
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	765	767,868
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	300	271,927
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	535	493,807

			12,351,906

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	370	340,832

Entertainment — 0.2%
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27	450	438,443
Magallanes, Inc.,
Gtd. Notes, 144A
4.279%	03/15/32	1,000	893,387
5.050%	03/15/42	1,235	1,050,294

			2,382,124

Foods — 0.0%
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32	410	356,541

Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
6.000%	01/15/29	267	263,438

Gas — 0.0%
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	230	225,742

Healthcare-Services — 0.2%
Fred Hutchinson Cancer Center,
Sr. Unsec’d. Notes, Series 2022
4.966%	01/01/52	310	309,397
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	600	602,034
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	700	728,419
Queen’s Health Systems (The),
Sec’d. Notes
4.810%	07/01/52	360	361,546

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/30	225	$210,916

			2,212,312

Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	500	385,731
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	650	597,722
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	400	369,512

			1,352,965

Insurance — 0.0%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.500%	06/15/52	440	420,025

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23	625	621,336
5.500%	05/01/26	500	488,353
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	1,980	1,568,675
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	1,760	1,475,773
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	250	227,412

			4,381,549

Mining — 0.3%
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	1,195	1,164,285
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32	1,060	874,575
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	885	711,387

			2,750,247

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	810	722,239

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 0.5%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,685	$1,395,582
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	350	309,838
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	295	260,121
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	400	346,248
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
2.000%	07/15/26	1,150	1,028,469
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26	960	972,407
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	200	145,543
6.500%	03/13/27	720	625,017
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	895,148

			5,978,373

Packaging & Containers — 0.1%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	810	719,155

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.550%	03/15/35	2,075	2,021,355
Cigna Corp.,
Sr. Unsec’d. Notes
2.400%	03/15/30	1,945	1,670,033
CVS Health Corp.,
Sr. Unsec’d. Notes
5.050%	03/25/48	1,300	1,243,780
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	860	573,028

			5,508,196

Pipelines — 0.5%
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	580	495,123
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	1,375	1,176,824
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	24,084
7.500%	06/01/30	25	24,045

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	1,010	$873,549
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48	710	629,462
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	1,320	1,164,739
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	975	883,123
6.250%	07/01/52	125	125,115

			5,396,064

Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	1,045	941,727
Duke Realty LP,
Sr. Unsec’d. Notes
4.000%	09/15/28	1,400	1,358,142
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,500	1,467,922
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,525	1,303,401

			5,071,192

Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	1,820	1,504,540

Software — 0.1%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	500	434,231
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29	1,035	970,089

			1,404,320

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,195	955,163
3.550%	09/15/55	860	644,495
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	1,000	958,494
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.875%	04/15/30	2,495	2,329,408

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.987%	10/30/56		585	$406,337

				5,293,897

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.450%	01/15/53		105	101,441

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27		1,105	1,082,209

TOTAL CORPORATE BONDS (cost $108,692,778)				105,075,734

SOVEREIGN BONDS — 0.1%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28		150	139,499
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		400	348,515
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	200	183,946

TOTAL SOVEREIGN BONDS (cost $694,621)				671,960

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
Federal Home Loan Mortgage Corp.
1.500%	10/01/51		1,051	873,350
2.000%	02/01/36		494	462,184
2.000%	05/01/42		1,177	1,049,028
2.000%	05/01/51		2,309	2,013,095
2.000%	09/01/51		1,499	1,308,366
2.000%	12/01/51		2,997	2,605,776
2.500%	07/01/51		507	456,600
2.500%	08/01/51		1,011	910,482
2.500%	09/01/51		1,905	1,715,871
2.500%	12/01/51		2,987	2,690,747
2.500%	04/01/52		2,451	2,208,194
2.500%	06/01/52		500	450,261
3.000%	09/01/50		4,080	3,819,069
3.000%	02/01/52		1,533	1,429,282
3.000%	05/01/52		8,020	7,480,132
3.000%	07/01/52		518	483,438
Federal National Mortgage Assoc.
1.500%	02/01/51		1,978	1,645,634
2.000%	TBA		1,000	933,359
2.000%	07/01/51		2,433	2,124,059
2.000%	08/01/51		499	434,504
2.000%	08/01/51		1,873	1,629,493
2.500%	TBA		8,000	7,193,125
2.500%	06/01/51		2,600	2,347,967
2.500%	08/01/51		500	450,965
2.500%	08/01/51		4,009	3,614,761

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	10/01/51	627	$566,602
2.500%	12/01/51	1,484	1,337,517
2.500%	01/01/52	500	450,367
2.500%	02/01/52	549	494,854
2.500%	02/01/52	1,504	1,359,005
2.500%	03/01/52	514	462,776
3.000%	TBA	4,500	4,185,000
3.000%	06/01/36	811	795,791
3.000%	02/01/50	1,017	949,098
3.000%	02/01/52	2,013	1,877,312
3.000%	03/01/52	456	426,606
3.000%	04/01/52	2,010	1,878,079
3.000%	05/01/52	335	312,631
3.000%	05/01/52	999	931,777
3.000%	06/01/52	147	136,607
3.000%	06/01/52	480	448,381
3.000%	06/01/52	1,049	977,964
3.000%	07/01/52	2,000	1,865,088
3.500%	TBA	500	496,869
3.500%	TBA	1,000	961,641
3.500%	TBA	2,500	2,400,967
3.500%	10/01/51	2,507	2,414,400
3.500%	05/01/52	1,000	962,885
4.000%	05/01/52	4,017	3,985,114
5.000%	06/01/52	1,500	1,532,683
Government National Mortgage Assoc.
2.000%	TBA	2,000	1,775,781
2.000%	10/20/51	332	294,999
2.000%	12/20/51	526	468,334
2.500%	TBA	3,500	3,202,500
2.500%	08/20/51	735	674,182
2.500%	11/20/51	480	440,871
3.000%	TBA	1,500	1,413,867
3.000%	05/20/46	212	203,362
3.000%	10/20/46	254	243,232
3.000%	11/20/47	221	211,026
3.000%	06/20/51	1,318	1,246,636
3.000%	10/20/51	1,008	952,650
3.000%	06/20/52	500	471,916
3.500%	08/20/43	1,082	1,074,177
3.500%	10/20/46	947	935,486
3.500%	04/20/48	607	592,588
4.000%	11/20/47	983	989,178
4.000%	03/20/48	587	590,056
4.500%	08/20/48	809	822,912

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $99,758,136)			99,143,509

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Bonds
1.250%	05/15/50	3,045	1,936,905
2.250%	02/15/52	1,510	1,242,683
2.375%	02/15/42	33,035	28,007,486
2.500%	05/15/46	4,510	3,822,225
2.750%	08/15/47	4,000	3,576,875
U.S. Treasury Notes
2.250%	03/31/24(k)	43,400	42,854,110
2.625%	04/15/25	28,500	28,190,508

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
2.625%	05/31/27	4,750	$4,660,195
2.750%	05/31/29	2,430	2,382,919
2.875%	04/30/29	17,290	17,090,084
2.875%	05/15/32	2,140	2,116,259
U.S. Treasury Strips Coupon
3.230%(s)	05/15/41	12,250	6,325,020
3.244%(s)	02/15/43	12,000	5,707,969

TOTAL U.S. TREASURY OBLIGATIONS (cost $150,384,858)			147,913,238

TOTAL LONG-TERM INVESTMENTS (cost $1,060,652,915)			988,672,083

		Shares

SHORT-TERM INVESTMENTS — 16.6%

AFFILIATED MUTUAL FUNDS — 16.6%
PGIM Core Ultra Short Bond Fund(wd)		182,966,645	182,966,645
PGIM Institutional Money Market Fund (cost $5,240,346; includes $5,237,650 of cash collateral for securities on loan)(b)(wd)		5,244,631	5,239,912

TOTAL AFFILIATED MUTUAL FUNDS (cost $188,206,991)			188,206,557

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
1.445%	09/15/22	580	578,054

(cost $578,237)

TOTAL SHORT-TERM INVESTMENTS (cost $188,785,228)			188,784,611

TOTAL INVESTMENTS—103.9% (cost $1,249,438,143)			1,177,456,694

Liabilities in excess of other assets(z) — (3.9)%			(44,627,198)

NET ASSETS — 100.0%			$1,132,829,496

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,069,910; cash collateral of $5,237,650 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
72	2 Year U.S. Treasury Notes	Sep. 2022	$15,121,125	$133,095
387	5 Year U.S. Treasury Notes	Sep. 2022	43,440,750	253,668
130	10 Year U.S. Treasury Notes	Sep. 2022	15,409,063	274,786
100	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	15,434,375	123,081
80	Mini MSCI EAFE Index	Sep. 2022	7,426,400	928

				785,558

Short Positions:
109	10 Year U.S. Ultra Treasury Notes	Sep. 2022	13,883,875	117,465
208	20 Year U.S. Treasury Bonds	Sep. 2022	28,834,000	148,694

				266,159

				$1,051,717

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 08/02/22	Bank of America, N.A.	EUR 176	$185,464	$184,532	$932	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$—	$1,077,277
Morgan Stanley & Co. LLC	—	318,926
Total	$—	$1,396,203

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$244,277,584	$—	$—
Common Stocks	251,479,517	62,170,822	—
Exchange-Traded Fund	693,014	—	—
Preferred Stocks	—	234,013	—
Asset-Backed Securities
Automobiles	—	3,472,174	—
Collateralized Debt Obligation	—	1,176,300	—
Collateralized Loan Obligations	—	33,626,512	—
Commercial Mortgage-Backed Securities	—	38,737,706	—
Corporate Bonds	—	105,075,734	—
Sovereign Bonds	—	671,960	—
U.S. Government Agency Obligations	—	99,143,509	—
U.S. Treasury Obligations	—	147,913,238	—
Short-Term Investments
Affiliated Mutual Funds	188,206,557	—	—
U.S. Treasury Obligation	—	578,054	—

Total	$684,656,672	$492,800,022	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,051,717	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	932	—

Total	$1,051,717	$932	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	38.2%
U.S. Treasury Obligations	13.0
U.S. Government Agency Obligations	8.7
Banks	4.5
Commercial Mortgage-Backed Securities	3.4
Collateralized Loan Obligations	3.0
Software	2.3
Pharmaceuticals	2.2
Technology Hardware, Storage & Peripherals	1.3
Oil, Gas & Consumable Fuels	1.2
IT Services	1.2
Semiconductors & Semiconductor Equipment	1.2
Interactive Media & Services	1.1
Electric	1.1
Automobiles	0.9
Capital Markets	0.8
Health Care Providers & Services	0.8
Insurance	0.8
Equity Real Estate Investment Trusts (REITs)	0.8
Media	0.7
Hotels, Restaurants & Leisure	0.6
Biotechnology	0.6

Internet & Direct Marketing Retail	0.6%
Entertainment	0.6
Chemicals	0.6
Health Care Equipment & Supplies	0.6
Aerospace & Defense	0.5
Electric Utilities	0.5
Diversified Financial Services	0.5
Oil & Gas	0.5
Food & Staples Retailing	0.5
Food Products	0.5
Beverages	0.5
Pipelines	0.5
Specialty Retail	0.5
Telecommunications	0.5
Real Estate Investment Trusts (REITs)	0.5
Metals & Mining	0.4
Life Sciences Tools & Services	0.4
Machinery	0.4
Diversified Telecommunication Services	0.4
Household Products	0.3
Trading Companies & Distributors	0.3
Mining	0.3
Tobacco	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Electronic Equipment, Instruments & Components	0.2%
Textiles, Apparel & Luxury Goods	0.2
Communications Equipment	0.2
Industrial Conglomerates	0.2
Multi-Utilities	0.2
Building Products	0.2
Healthcare-Services	0.2
Road & Rail	0.2
Air Freight & Logistics	0.2
Professional Services	0.2
Consumer Finance	0.1
Multiline Retail	0.1
Commercial Services & Supplies	0.1
Semiconductors	0.1
Household Durables	0.1
Personal Products	0.1
Marine	0.1
Home Builders	0.1
Electrical Equipment	0.1
Commercial Services	0.1
Collateralized Debt Obligation	0.1
Containers & Packaging	0.1
Trucking & Leasing	0.1
Airlines	0.1
Auto Manufacturers	0.1
Auto Components	0.1
Construction & Engineering	0.1
Real Estate Management & Development	0.1
Apparel	0.1

Water Utilities	0.1%
Construction Materials	0.1
Office/Business Equipment	0.1
Packaging & Containers	0.1
Wireless Telecommunication Services	0.1
Exchange-Traded Fund	0.1
Sovereign Bonds	0.1
Independent Power & Renewable Electricity Producers	0.1
Energy Equipment & Services	0.1
Health Care Technology	0.1
Gas Utilities	0.0	*
Agriculture	0.0	*
Auto Parts & Equipment	0.0	*
Foods	0.0	*
Engineering & Construction	0.0	*
Distributors	0.0	*
Leisure Products	0.0	*
Forest Products & Paper	0.0	*
Gas	0.0	*
Building Materials	0.0	*
Transportation	0.0	*
Paper & Forest Products	0.0	*

	103.9
Liabilities in excess of other assets	(3.9)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, interest rate contracts risk and foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$928	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	932		—	—
Interest rate contracts	Due from/to broker-variation margin futures	1,050,789	*	—	—

		$1,052,649			$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(297,325)
Interest rate contracts	15,787

Total	$(281,538)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Equity contracts	$928	$—
Foreign exchange contracts	—	932
Interest rate contracts	1,050,789	—

Total	$1,051,717	$932

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$32,277,238
Futures Contracts - Short Positions (1)	14,239,292
Forward Foreign Currency Exchange Contracts - Sold (2)	61,821

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:
Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$5,069,910	$(5,069,910)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$932	$—	$932	$—	$932

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $5,069,910:
Unaffiliated investments (cost $784,878,727)	$744,972,553
Affiliated investments (cost $464,559,416)	432,484,141
Foreign currency, at value (cost $174,564)	174,090
Cash	165,496
Receivable for investments sold	40,310,946
Dividends and interest receivable	2,814,638
Due from broker-variation margin futures	183,248
Tax reclaim receivable	59,550
Receivable for Portfolio shares sold	7,133
Receivable from affiliate	1,897
Unrealized appreciation on OTC forward foreign currency exchange contracts	932
Prepaid expenses and other assets	1,346

Total Assets	1,221,175,970

LIABILITIES
Payable for investments purchased	82,491,005
Payable to broker for collateral for securities on loan	5,237,650
Management fee payable.	244,601
Payable for Portfolio shares purchased	219,236
Accrued expenses and other liabilities	57,143
Due to broker-variation margin futures	37,200
Payable to affiliate	34,355
Distribution fee payable	24,594
Affiliated transfer agent fee payable	512
Trustees’ fees payable	178

Total Liabilities	88,346,474

NET ASSETS	$1,132,829,496

Net assets were comprised of:
Partners’ Equity	$1,132,829,496

Net asset value and redemption price per share, $1,132,829,496 / 56,635,181 outstanding shares of beneficial interest	$20.00

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$2,175,589
Unaffiliated dividend income (net of $120,564 foreign withholding tax, of which $9,212 is reimbursable by an affiliate)	1,934,085
Affiliated dividend income	301,715
Income from securities lending, net (including affiliated income of $516)	1,296

Total income	4,412,685

EXPENSES
Management fee	2,655,366
Distribution fee	563,809
Custodian and accounting fees	48,018
Trustees’ fees	13,799
Legal fees and expenses	12,764
Audit fee	11,554
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,709
Shareholders’ reports	2,491
Miscellaneous	8,533

Total expenses	3,320,043
Less: Fee waiver and/or expense reimbursement	(381,452)
Distribution fee waiver	(131,315)

Net expenses	2,807,276

NET INVESTMENT INCOME (LOSS)	1,605,409

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $217,989,995)	192,502,087
Futures transactions	(281,538)
Foreign currency transactions	(95,381)

192,125,168

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(410,823,362))	(450,729,536)
Futures	1,051,717
Forward currency contracts	932
Foreign currencies	(1,341)

(449,678,228)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(257,553,060)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(255,947,651)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,605,409	$(3,778,382)
Net realized gain (loss) on investment and foreign currency transactions	192,125,168	92,356,976
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(449,678,228)	118,059,736

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(255,947,651)	206,638,330

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [174,901 and 713,219 shares, respectively]	3,856,986	16,433,412
Portfolio shares purchased [3,637,354 and 6,657,013 shares, respectively]	(79,401,047)	(153,011,298)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(75,544,061)	(136,577,886)

TOTAL INCREASE (DECREASE)	(331,491,712)	70,060,444
NET ASSETS:
Beginning of period	1,464,321,208	1,394,260,764

End of period	$1,132,829,496	$1,464,321,208

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$24.37		$21.11	$18.92	$15.61	$16.69	$14.13

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		(0.06)	(0.05)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	(4.40)		3.32	2.24	3.35	(1.04)	2.60

Total from investment operations	(4.37)		3.26	2.19	3.31	(1.08)	2.56

Net Asset Value, end of period	$20.00		$24.37	$21.11	$18.92	$15.61	$16.69

Total Return(b)	(17.93)%		15.44%	11.58%	21.20%	(6.47)%	18.12%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,133		$1,464	$1,394	$1,416	$1,228	$1,282
Average net assets (in millions)	$1,295		$1,449	$1,320	$1,343	$1,318	$1,154
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.44	%(d)	0.26%	0.26%	0.26%	0.26%	0.26%
Expenses before waivers and/or expense reimbursement	0.52	%(d)	0.26%	0.26%	0.26%	0.26%	0.26%
Net investment income (loss)	0.25	%(d)	(0.26)%	(0.26)%	(0.25)%	(0.25)%	(0.26)%
Portfolio turnover rate(e)	158%		9%	154%	42%	96%	20%

(a)	Calculated based on average shares outstanding during the period.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.

(d)	Annualized.

(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 94.0%
CORPORATE BONDS — 46.7%
Argentina — 0.6%
YPF SA,
Sr. Unsec’d. Notes, 144A
6.950%	07/21/27		150	$86,745
8.500%	07/28/25		350	237,106

				323,851

Brazil — 4.2%
B3 SA - Brasil Bolsa Balcao,
Sr. Unsec’d. Notes, 144A
4.125%	09/20/31		360	294,741
Klabin Austria GmbH,
Gtd. Notes, 144A
3.200%	01/12/31		360	275,009
Petrobras Global Finance BV,
Gtd. Notes
6.850%	06/05/2115	(a)	1,025	845,539
7.375%	01/17/27		480	509,008
Suzano Austria GmbH,
Gtd. Notes, Series DM3N
3.125%	01/15/32		280	211,223
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36		140	150,051

				2,285,571

Chile — 2.6%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru Srl,
Sr. Sec’d. Notes, 144A
4.050%	04/27/26	(a)	550	472,695
Empresa de los Ferrocarriles del Estado,
Sr. Unsec’d. Notes, 144A
3.068%	08/18/50		200	119,740
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61		200	131,456
4.700%	05/07/50		200	167,445
Enel Chile SA,
Sr. Unsec’d. Notes
4.875%	06/12/28	(a)	340	325,489
Sociedad Quimica y Minera de Chile SA,
Sr. Unsec’d. Notes, 144A
3.500%	09/10/51	(a)	300	221,644

				1,438,469

China — 1.7%
China Aoyuan Group Ltd.,
Sr. Sec’d. Notes
7.950%	02/19/23		200	18,900
8.500%	01/23/22	(d)	1,000	100,206
CMB International Leasing Management Ltd.,
Sr. Unsec’d. Notes, EMTN
2.750%	08/12/30		360	300,630
Huarong Finance 2019 Co. Ltd.,
Gtd. Notes, EMTN
3.750%	05/29/24		400	383,351

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
China (cont’d.)
Prosus NV,
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50	200	$125,505

			928,592

Colombia — 2.7%
Banco Bilbao Vizcaya Argentaria Colombia SA,
Sub. Notes, 144A
4.875%	04/21/25	320	304,985
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	11/02/51	540	353,700
Grupo Energia Bogota SA ESP,
Sr. Unsec’d. Notes, 144A
4.875%	05/15/30	250	221,280
Millicom International Cellular SA,
Sr. Unsec’d. Notes
5.125%	01/15/28	198	168,206
Oleoducto Central SA,
Sr. Unsec’d. Notes, 144A
4.000%	07/14/27	500	416,109

			1,464,280

Costa Rica — 0.5%
Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A
6.750%	10/07/31	290	271,446

Dominican Republic — 0.3%
Empresa Generadora de Electricidad Haina SA,
Sr. Unsec’d. Notes, 144A
5.625%	11/08/28	210	179,191

Guatemala — 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL,
Gtd. Notes, 144A
5.250%	04/27/29	340	300,019

Hong Kong — 0.2%
Melco Resorts Finance Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29	200	120,459

India — 0.8%
Indian Railway Finance Corp. Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
2.800%	02/10/31	200	163,630
REC Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	05/19/23	270	271,353

			434,983

Indonesia — 5.8%
Hutama Karya Persero PT,
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30	650	592,736
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
6.757%	11/15/48	750	680,194

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Indonesia (cont’d.)
Pertamina Persero PT,
Sr. Unsec’d. Notes
1.400%	02/09/26		400	$354,057
2.300%	02/09/31		1,000	806,784
Sr. Unsec’d. Notes, 144A
6.500%	05/27/41		200	201,864
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes, 144A, MTN
4.125%	05/15/27		400	385,195
Sr. Unsec’d. Notes, EMTN
4.000%	06/30/50		200	139,514

				3,160,344

Ireland — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.300%	01/30/32		220	175,321

Israel — 0.9%
Bank Leumi Le-Israel BM,
Sub. Notes, 144A
3.275%(ff)	01/29/31		350	306,624
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		200	192,350

				498,974

Kazakhstan — 1.5%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
5.750%	04/19/47		530	407,502
KazTransGas JSC,
Gtd. Notes, 144A
4.375%	09/26/27		450	395,979

				803,481

Kuwait — 1.6%
Equate Petrochemical BV,
Gtd. Notes, EMTN
4.250%	11/03/26		420	411,930
NBK Tier 1 Ltd.,
Gtd. Notes, 144A
3.625%(ff)	08/24/26	(oo)	530	477,769

				889,699

Malaysia — 0.5%
Petronas Capital Ltd.,
Gtd. Notes, EMTN

2.480%	01/28/32		300	255,769

Mexico — 6.3%
Banco Mercantil del Norte SA,
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28	(oo)	300	278,503
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		400	397,197

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mexico (cont’d.)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo
Financiero Santand,
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25		180	$180,841
BBVA Bancomer SA,
Sub. Notes, 144A
5.125%(ff)	01/18/33		280	238,651
Comision Federal de Electricidad,
Gtd. Notes
4.677%	02/09/51		350	234,972
Fresnillo PLC,
Sr. Unsec’d. Notes, 144A
4.250%	10/02/50	(a)	400	293,365
Orbia Advance Corp. SAB de CV,
Gtd. Notes, 144A
5.875%	09/17/44		520	464,422
Petroleos Mexicanos,
Gtd. Notes
5.350%	02/12/28		200	158,493
6.375%	01/23/45	(a)	890	544,763
6.500%	06/02/41		270	169,504
6.625%	06/15/35		555	375,522
7.690%	01/23/50		100	67,068

				3,403,301

Morocco — 0.5%
OCP SA,
Sr. Unsec’d. Notes, 144A
5.125%	06/23/51		370	245,169

Panama — 2.2%
Banco General SA,
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31	(oo)	290	264,540
Banco Nacional de Panama,
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30		200	158,372
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49		363	305,973
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48		600	467,837

				1,196,722

Peru — 3.3%
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes, 144A
4.625%	04/12/27		500	484,260
Kallpa Generacion SA,
Gtd. Notes, 144A
4.125%	08/16/27		280	252,409
Petroleos del Peru SA,
Sr. Unsec’d. Notes
5.625%	06/19/47		200	136,396
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32		330	255,413

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Peru (cont’d.)
Southern Copper Corp.,
Sr. Unsec’d. Notes
7.500%	07/27/35			180	$213,008
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26			540	474,423

					1,815,909

Philippines — 0.4%
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes
7.390%	12/02/24			192	206,309

Qatar — 1.1%
Qatar Energy,
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41			500	392,490
QNB Finance Ltd.,
Gtd. Notes, EMTN
1.375%	01/26/26			200	181,708

					574,198

Russia — 0.8%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes
4.950%	02/06/28			380	132,050
Lukoil Capital DAC,
Gtd. Notes, 144A
3.600%	10/26/31			580	303,775

					435,825

Singapore — 0.7%
DBS Group Holdings Ltd.,
Jr. Sub. Notes, GMTN
3.300%(ff)	02/27/25	(oo)		200	189,203
Singapore Airlines Ltd.,
Sr. Unsec’d. Notes, EMTN
3.375%	01/19/29			200	182,756

					371,959

South Africa — 0.9%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28			540	487,185

Supranational Bank — 1.4%
European Bank for Reconstruction & Development,
Unsec’d. Notes, GMTN
5.600%	01/30/25		IDR	11,570,000	769,595

Thailand — 0.3%
GC Treasury Center Co. Ltd.,
Gtd. Notes, 144A, MTN
2.980%	03/18/31	(a)		220	183,796

Turkey — 0.3%
Turk Telekomunikasyon A/S,
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25			200	178,379

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United Arab Emirates — 3.3%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes
3.650%	11/02/29	200	$192,018
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	310	292,630
DP World PLC,
Sr. Unsec’d. Notes, EMTN
4.700%	09/30/49	470	382,657
MDGH GMTN RSC Ltd.,
Gtd. Notes, GMTN
2.875%	05/21/30	800	718,965
3.950%	05/21/50	240	213,134

			1,799,404

United States — 0.4%
Sagicor Financial Co. Ltd.,
Gtd. Notes, 144A
5.300%	05/13/28	210	192,582

TOTAL CORPORATE BONDS (cost $32,629,562)			25,390,782

SOVEREIGN BONDS — 47.3%
Angola — 1.0%
Angolan Government International Bond,
Sr. Unsec’d. Notes
8.250%	05/09/28	660	548,990

Argentina — 2.2%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
1.000%	07/09/29	36	8,410
2.000%(cc)	01/09/38	1,200	349,541
Ciudad Autonoma de Buenos Aires,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	400	336,717
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A, MTN
3.900%(cc)	09/01/37	506	151,988
Provincia de Cordoba,
Sr. Unsec’d. Notes
6.990%(cc)	06/01/27	258	167,820
Sr. Unsec’d. Notes, 144A
6.990%(cc)	06/01/27	253	164,695

			1,179,171

Bahamas — 0.6%
Bahamas Government International Bond,
Sr. Unsec’d. Notes, 144A
5.750%	01/16/24	400	351,507

Bahrain — 2.0%
Bahrain Government International Bond,
Sr. Unsec’d. Notes
5.625%	09/30/31	1,100	946,585
Sr. Unsec’d. Notes, 144A, MTN
6.250%	01/25/51	200	148,517

			1,095,102

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Chile — 1.6%
Chile Government International Bond,
Sr. Unsec’d. Notes
2.550%	07/27/33	200	$163,384
3.100%	01/22/61	1,030	696,588

			859,972

China — 1.3%
Avi Funding Co. Ltd.,
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25	710	711,991

Colombia — 0.7%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45	540	361,005

Costa Rica — 0.3%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes
5.625%	04/30/43	240	182,353

Dominican Republic — 2.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32	250	192,367
5.500%	02/22/29	400	348,753
5.875%	01/30/60	200	136,739
6.850%	01/27/45	510	407,191

			1,085,050

Ecuador — 0.8%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/40	186	80,036
1.000%(cc)	07/31/35	700	348,288

			428,324

Egypt — 2.0%
Egypt Government International Bond,
Sr. Unsec’d. Notes
6.588%	02/21/28	600	435,211
Sr. Unsec’d. Notes, 144A
7.625%	05/29/32	230	149,938
8.875%	05/29/50	600	363,102
Sr. Unsec’d. Notes, 144A, MTN
7.300%	09/30/33	200	127,928

			1,076,179

Ethiopia — 0.2%
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24	200	113,267

Gabon — 0.5%
Gabon Government International Bond,
Sr. Unsec’d. Notes
6.625%	02/06/31	400	294,731

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ghana — 0.9%
Ghana Government International Bond,
Bank Gtd. Notes
10.750%	10/14/30			600	$516,393

Guatemala — 0.4%
Guatemala Government Bond,
Sr. Unsec’d. Notes, 144A
4.650%	10/07/41			270	197,144

Indonesia — 3.3%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
1.850%	03/12/31	(a)		600	485,671
4.450%	04/15/70			780	664,772
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42			400	389,621
Indonesia Treasury Bond,
Bonds, Series 068
8.375%	03/15/34		IDR	1,318,000	94,107
Bonds, Series 082
7.000%	09/15/30		IDR	2,215,000	147,381

					1,781,552

Ivory Coast — 0.6%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33			400	313,047

Jamaica — 0.8%
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28			400	414,378

Jordan — 1.0%
Jordan Government International Bond,
Sr. Unsec’d. Notes
5.850%	07/07/30			250	198,143
7.375%	10/10/47			200	146,487
Sr. Unsec’d. Notes, 144A
7.750%	01/15/28			200	186,846

					531,476

Kenya — 0.7%
Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34			400	249,945
8.000%	05/22/32			200	142,018

					391,963

Mexico — 3.4%
Mexican Bonos,
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34		MXN	5,215	234,533
Mexico Government International Bond,
Sr. Unsec’d. Notes
2.659%	05/24/31			1,320	1,085,085
4.600%	01/23/46	(a)		680	541,902

					1,861,520

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Nigeria — 1.3%
Nigeria Government International Bond,
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30	410	$289,414
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27	300	227,491
8.375%	03/24/29	250	190,397

			707,302

Oman — 2.9%
Oman Government International Bond,
Sr. Unsec’d. Notes
4.750%	06/15/26	500	475,842
6.750%	01/17/48	410	353,331
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29	800	770,224

			1,599,397

Panama — 0.8%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60	200	142,112
4.500%	04/01/56	360	287,323

			429,435

Paraguay — 0.6%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
5.400%	03/30/50	400	309,643

Peru — 1.1%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31	590	501,984
6.550%	03/14/37	100	108,965

			610,949

Philippines — 1.3%
Philippine Government International Bond,
Sr. Unsec’d. Notes
1.648%	06/10/31	200	160,470
2.650%	12/10/45	200	137,079
3.700%	03/01/41	520	429,891

			727,440

Qatar — 3.4%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
3.400%	04/16/25	480	477,790
4.400%	04/16/50	490	466,845
4.817%	03/14/49	580	583,594
5.103%	04/23/48	330	344,629

			1,872,858

Romania — 0.3%
Romanian Government International Bond,
Sr. Unsec’d. Notes
3.000%	02/14/31	180	138,547

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Senegal — 0.3%
Senegal Government International Bond,
Sr. Unsec’d. Notes, 144A
6.750%	03/13/48			250	$158,691

South Africa — 0.5%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
5.000%	10/12/46			400	259,158

Turkey — 3.0%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.250%	04/14/26			270	216,926
4.875%	04/16/43			800	470,854
5.750%	05/11/47			350	215,409
5.950%	01/15/31			200	145,954
Turkiye Ihracat Kredi Bankasi A/S,
Sr. Unsec’d. Notes, 144A
5.750%	07/06/26			700	586,259

					1,635,402

Ukraine — 1.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
7.375%	09/25/32			250	61,250
7.750%	09/01/25			1,030	254,925
9.750%	11/01/28			340	83,300
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30		EUR	270	67,907
7.253%	03/15/33			295	72,275

					539,657

United Arab Emirates — 2.7%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49			600	466,158
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30			724	688,917
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, MTN
4.000%	07/28/50			470	314,484

					1,469,559

Uruguay — 1.3%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31	(a)		700	708,878

Uzbekistan — 0.5%
Republic of Uzbekistan International Bond,
Sr. Unsec’d. Notes, 144A
3.900%	10/19/31			390	277,679

TOTAL SOVEREIGN BONDS (cost $34,908,658)					25,739,710

TOTAL LONG-TERM INVESTMENTS (cost $67,538,220)					51,130,492

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 9.8%
AFFILIATED MUTUAL FUND — 6.7%
PGIM Institutional Money Market Fund (cost $3,648,191; includes $3,643,927 of cash collateral for securities on loan)(b)(wa)	3,651,225	$3,647,939

UNAFFILIATED FUND — 3.1%
Dreyfus Government Cash
Management, (Institutional Shares)	1,654,208	1,654,208

(cost $1,654,208)

OPTION PURCHASED*~ — 0.0%
(cost $19,814)		18,300

TOTAL SHORT-TERM INVESTMENTS (cost $5,322,213)		5,320,447

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—103.8% (cost $72,860,433)		56,450,939

OPTION WRITTEN*~ — (0.0)%
(premiums received $20,349)		(2,905)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—103.8% (cost $72,840,084)		56,448,034

Liabilities in excess of other assets(z) — (3.8)%		(2,062,728)

NET ASSETS — 100.0%		$54,385,306

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,591,784; cash collateral of $3,643,927 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Option Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	08/19/22	20.00	—	1,785	$18,300

(cost $19,814)

Option Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	Goldman Sachs Bank USA	08/19/22	22.70	—	1,785	$(2,905)

(premiums received $20,349)

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
1	20 Year U.S. Treasury Bonds	Sep. 2022	$ 138,625	$(2,752)

Short Position:
23	10 Year U.S. Treasury Notes	Sep. 2022	2,726,219	12,247

				$9,495

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Indonesian Rupiah,
Expiring 07/19/22	Citibank, N.A.	IDR	7,895,387	$535,135	$527,819	$—	$(7,316)
Expiring 07/19/22	Citibank, N.A.	IDR	841,613	58,429	56,263	—	(2,166)
Singapore Dollar,
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	SGD	890	647,321	640,621	—	(6,700)

				$1,240,885	$1,224,703	—	(16,182)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 09/15/22	JPMorgan Chase Bank, N.A.	EUR	155	$167,000	$163,717	$3,283	$—
Indonesian Rupiah,
Expiring 07/19/22	Citibank, N.A.	IDR	15,999,780	1,112,409	1,069,611	42,798	—
Expiring 07/19/22	Citibank, N.A.	IDR	8,339,663	578,701	557,520	21,181	—
Mexican Peso,
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	MXN	15,032	734,017	745,462	—	(11,445)

				$2,592,127	$2,536,310	67,262	(11,445)

						$67,262	$(27,627)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$136,003	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Corporate Bonds
Argentina	$—	$323,851	$—
Brazil	—	2,285,571	—
Chile	—	1,438,469	—
China	—	928,592	—
Colombia	—	1,464,280	—
Costa Rica	—	271,446	—
Dominican Republic	—	179,191	—
Guatemala	—	300,019	—
Hong Kong	—	120,459	—
India	—	434,983	—
Indonesia	—	3,160,344	—
Ireland	—	175,321	—
Israel	—	498,974	—
Kazakhstan	—	803,481	—
Kuwait	—	889,699	—
Malaysia	—	255,769	—
Mexico	—	3,403,301	—
Morocco	—	245,169	—
Panama	—	1,196,722	—
Peru	—	1,815,909	—
Philippines	—	206,309	—
Qatar	—	574,198	—
Russia	—	435,825	—
Singapore	—	371,959	—
South Africa	—	487,185	—
Supranational Bank	—	769,595	—
Thailand	—	183,796	—
Turkey	—	178,379	—
United Arab Emirates	—	1,799,404	—
United States	—	192,582	—
Sovereign Bonds
Angola	—	548,990	—
Argentina	—	1,179,171	—
Bahamas	—	351,507	—
Bahrain	—	1,095,102	—
Chile	—	859,972	—
China	—	711,991	—
Colombia	—	361,005	—
Costa Rica	—	182,353	—
Dominican Republic	—	1,085,050	—
Ecuador	—	428,324	—
Egypt	—	1,076,179	—
Ethiopia	—	113,267	—
Gabon	—	294,731	—
Ghana	—	516,393	—
Guatemala	—	197,144	—
Indonesia	—	1,781,552	—
Ivory Coast	—	313,047	—
Jamaica	—	414,378	—
Jordan	—	531,476	—
Kenya	—	391,963	—
Mexico	—	1,861,520	—
Nigeria	—	707,302	—
Oman	—	1,599,397	—
Panama	—	429,435	—
Paraguay	—	309,643	—
Peru	—	610,949	—

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Philippines	$—	$727,440	$—
Qatar	—	1,872,858	—
Romania	—	138,547	—
Senegal.	—	158,691	—
South Africa	—	259,158	—
Turkey	—	1,635,402	—
Ukraine	—	539,657	—
United Arab Emirates	—	1,469,559	—
Uruguay	—	708,878	—
Uzbekistan	—	277,679	—
Short-Term Investments
Affiliated Mutual Fund	3,647,939	—	—
Unaffiliated Fund	1,654,208	—	—
Option Purchased	—	18,300	—

Total	$5,302,147	$51,148,792	$—

Liabilities
Option Written	$—	$(2,905)	$—

Other Financial Instruments*
Assets
Futures Contracts	$12,247	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	67,262	—

Total	$12,247	$67,262	$—

Liabilities
Futures Contracts	$(2,752)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(27,627)	—

Total	$(2,752)	$(27,627)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Country Allocation:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

United States (including 6.7% of collateral for securities on loan)	10.2%
Mexico	9.7
Indonesia	9.1
United Arab Emirates	6.0
Qatar	4.5
Peru	4.4
Chile	4.2
Brazil	4.2
Colombia	3.4
Turkey	3.3
China	3.0
Panama	3.0
Oman	2.9
Argentina	2.8
Dominican Republic	2.3
Bahrain	2.0

Egypt	2.0%
Philippines	1.7
Kuwait	1.6
Kazakhstan	1.5
Supranational Bank	1.4
South Africa	1.4
Uruguay	1.3
Nigeria	1.3
Angola	1.0
Ukraine	1.0
Jordan	1.0
Guatemala	1.0
Ghana	0.9
Israel	0.9
Costa Rica	0.8
Russia	0.8
India	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Country Allocation (continued):

Ecuador	0.8%
Jamaica	0.8
Kenya	0.7
Singapore	0.7
Bahamas	0.6
Ivory Coast	0.6
Paraguay	0.6
Gabon	0.5
Uzbekistan	0.5
Malaysia	0.5
Morocco	0.5
Thailand	0.3
Ireland	0.3

Senegal	0.3%
Romania	0.3
Hong Kong	0.2
Ethiopia	0.2
Option Purchased	0.0 *

103.8
Option Written	(0.0)*
Liabilities in excess of other assets	(3.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unaffiliated investments	$18,300		Options written outstanding, at value	$2,905
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	67,262		Unrealized depreciation on OTC forward foreign currency exchange contracts	27,627
Interest rate contracts	Due from/to broker-variation margin futures	12,247	*	Due from/to broker-variation margin futures	2,752	*

		$97,809			$33,284

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(72,477)
Foreign exchange contracts	(18,236)	18,376	—	265,275	—
Interest rate contracts	—	—	(12,250)	—	—

Total	$(18,236)	$18,376	$(12,250)	$265,275	$(72,477)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$76,632
Foreign exchange contracts	(7,998)	(641)	—	84,059	—
Interest rate contracts	—	—	9,495	—	—

Total	$(7,998)	$(641)	$9,495	$84,059	$76,632

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$19,288
Options Written (2)	1,891,667
Futures Contracts - Long Positions (2)	46,208
Futures Contracts - Short Positions (2)	908,740
Forward Foreign Currency Exchange Contracts - Purchased (3)	993,834
Forward Foreign Currency Exchange Contracts - Sold (3)	4,501,914
Credit Default Swap Agreements - Buy Protection (2)	1,266,667

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$3,591,784	$(3,591,784)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$63,979	$(9,482)	$54,497	$(31,335)	$23,162
Goldman Sachs Bank USA	18,300	(2,905)	15,395	—	15,395
JPMorgan Chase Bank, N.A.	3,283	(18,145)	(14,862)	—	(14,862)

	$85,562	$(30,532)	$55,030	$(31,335)	$23,695

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $3,591,784:
Unaffiliated investments (cost $69,212,242)	$52,803,000
Affiliated investments (cost $3,648,191)	3,647,939
Foreign currency, at value (cost $256,085)	249,342
Dividends and interest receivable	804,505
Receivable for investments sold	474,211
Deposit with broker for centrally cleared/exchange-traded derivatives	136,003
Unrealized appreciation on OTC forward foreign currency exchange contracts	67,262
Prepaid expenses	291

Total Assets	58,182,553

LIABILITIES
Payable to broker for collateral for securities on loan	3,643,927
Accrued expenses and other liabilities	69,231
Unrealized depreciation on OTC forward foreign currency exchange contracts	27,627
Management fee payable	25,373
Due to broker-variation margin futures	21,672
Payable for Portfolio shares purchased	4,092
Options written outstanding, at value (premiums received $20,349)	2,905
Distribution fee payable	1,505
Affiliated transfer agent fee payable	512
Trustees’ fees payable	403

Total Liabilities	3,797,247

NET ASSETS	$54,385,306

Net assets were comprised of:
Partners’ Equity	$54,385,306

Net asset value and redemption price per share, $54,385,306 / 5,272,771 outstanding shares of beneficial interest	$10.31

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $13,608 foreign withholding tax, of which $6,704 is reimbursable by an affiliate)	$2,739,763
Income from securities lending, net (including affiliated income of $5,334)	9,671
Unaffiliated dividend income	6,017
Affiliated dividend income	275

Total income	2,755,726

EXPENSES
Management fee	382,773
Distribution fee	140,210
Audit fee	23,158
Custodian and accounting fees	23,124
Legal fees and expenses	10,261
Trustees’ fees	5,123
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,709
Shareholders’ reports	3,388
Miscellaneous	9,618

Total expenses	601,364
Less: Fee waiver and/or expense reimbursement	(6,874)

Net expenses	594,490

NET INVESTMENT INCOME (LOSS)	2,161,236

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(857))	(16,807,062)
Futures transactions	(12,250)
Forward currency contract transactions	265,275
Options written transactions	18,376
Swap agreements transactions	(72,477)
Foreign currency transactions	(219,915)

(16,828,053)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(56))	(10,082,950)
Futures	9,495
Forward currency contracts	84,059
Options written	(641)
Swap agreements	76,632
Foreign currencies	(5,145)

(9,918,550)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(26,746,603)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,585,367)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,161,236	$6,419,247
Net realized gain (loss) on investment and foreign currency transactions	(16,828,053)	440,923
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(9,918,550)	(16,450,508)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,585,367)	(9,590,338)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [467,288 and 5,301,661 shares, respectively]	5,170,520	69,141,960
Portfolio shares purchased [9,997,940 and 7,338,519 shares, respectively]	(114,652,747)	(92,149,487)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(109,482,227)	(23,007,527)

TOTAL INCREASE (DECREASE)	(134,067,594)	(32,597,865)
NET ASSETS:
Beginning of period	188,452,900	221,050,765

End of period	$54,385,306	$188,452,900

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.73		$13.13	$12.22	$10.64	$11.40	$10.43

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.47	0.46	0.58	0.47	0.55
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.64)		(0.87)	0.45	1.00	(1.23)	0.42

Total from investment operations	(2.42)		(0.40)	0.91	1.58	(0.76)	0.97

Net Asset Value, end of period	$10.31		$12.73	$13.13	$12.22	$10.64	$11.40

Total Return(b)	(19.01)%		(3.05)%	7.45%	14.85%	(6.67)%	9.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$54		$188	$221	$72	$50	$98
Average net assets (in millions)	$113		$176	$109	$105	$76	$96
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.06	%(d)	1.03%	1.07%	1.03%	1.11%	1.05%
Expenses before waivers and/or expense reimbursement	1.07	%(d)	1.03%	1.09%	1.10%	1.16%	1.10%
Net investment income (loss)	3.85	%(d)	3.65%	3.66%	5.06%	4.30%	4.94%
Portfolio turnover rate(e)(f)	15%		77%	76%	186%	35%	42%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A287

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2022 consisted of 60 separate portfolios. The information presented in these financial statements pertains only to the 21 portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for AST Western Asset Emerging Markets Debt Portfolio, which is a non-diversified portfolios for purposes of the 1940 Act, and therefore, may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The AST Government Money Market Portfolio seeks to maintain a stable $1.00 net asset value (“NAV”) and will not implement redemption gates and liquidity fees.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)

AST Bond Portfolio 2022

(“Bond Portfolio 2022”)

AST Bond Portfolio 2023

(“Bond Portfolio 2023”)

AST Bond Portfolio 2024

(“Bond Portfolio 2024”)

AST Bond Portfolio 2025

(“Bond Portfolio 2025”)

AST Bond Portfolio 2026

(“Bond Portfolio 2026”)

AST Bond Portfolio 2027

(“Bond Portfolio 2027”)

AST Bond Portfolio 2028

(“Bond Portfolio 2028”)

AST Bond Portfolio 2029

(“Bond Portfolio 2029”)

AST Bond Portfolio 2030

(“Bond Portfolio 2030”)

AST Bond Portfolio 2031

(“Bond Portfolio 2031”)

AST Bond Portfolio 2032

(“Bond Portfolio 2032”)

AST Bond Portfolio 2033

(“Bond Portfolio 2033”)

Highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

AST Cohen & Steers Global Realty Portfolio (“Cohen & Steers Global Realty”)	Capital appreciation and income.

AST Core Fixed Income Portfolio (“Core Fixed Income”) formerly known as AST Western Asset Core Plus Bond Portfolio	Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Core Fixed Income Portfolio.

AST Government Money Market Portfolio (“Government Money Market”)	High current income and to maintain high levels of liquidity.

B1

Portfolio	Investment Objective(s)

AST High Yield Portfolio (“High Yield”)	Maximum total return, consistent with preservation of capital and prudent investment management.

AST Investment Grade Bond Portfolio (“Investment Grade Bond”)	Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

AST MFS Growth Allocation Portfolio (“MFS Growth Allocation”)	Total return.

AST Multi-Sector Fixed Income Portfolio (“Multi-Sector Fixed Income”)	Maximize total return, consistent with preservation of capital.

AST Quantitative Modeling Portfolio (“Quantitative Modeling”)	High potential return while attempting to mitigate downside risk during adverse market cycles.

AST Western Asset Emerging Markets Debt Portfolio (“Western Asset Emerging Markets Debt”)	Maximize total return.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector

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indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

The Government Money Market Portfolio values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

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Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts,

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there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally

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trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Bank Loans: Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed

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securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

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Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes,

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as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios.

Portfolio	Subadviser(s)

Bond Portfolio 2022, Bond Portfolio 2023,

Bond Portfolio 2024, Bond Portfolio 2025,

Bond Portfolio 2026, Bond Portfolio 2027,

Bond Portfolio 2028, Bond Portfolio 2029,

Bond Portfolio 2030, Bond Portfolio 2031,

Bond Portfolio 2032 and Bond Portfolio 2033

PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited

Cohen & Steers Global Realty	Cohen & Steers Capital Management, Inc.; Cohen & Steers Asia Limited; Cohen & Steers UK Limited.

Core Fixed Income	Western Asset Management Company Limited; Effective February 12, 2022: PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited; Wellington Management Company, LLP

Government Money Market	PGIM Fixed Income (a business unit of PGIM, Inc.)

High Yield	PGIM Fixed Income (a business unit of PGIM, Inc.); J.P. Morgan Investment Management, Inc.

Investment Grade Bond	PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited

MFS Growth Allocation	Massachusetts Financial Services Company (“MFS”)

Multi-Sector Fixed Income	PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited

Quantitative Modeling	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” a wholly-owned subsidiary of PGIM, Inc.); Effective April 23, 2022: PGIM Fixed Income (a business unit of PGIM, Inc.)

Western Asset Emerging Markets Debt	Western Asset Management Company, LLC; Western Asset Management Company Limited

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the Investment Manager may be recouped by the Investment Manager within the same fiscal year during which such waiver

B9

and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

Bond Portfolio 2022*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.47%

Bond Portfolio 2023*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.38%

Bond Portfolio 2024*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	—#

Bond Portfolio 2025*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	—#

Bond Portfolio 2026*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.17%

Bond Portfolio 2027*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.40%

Bond Portfolio 2028*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.47%

Bond Portfolio 2029*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	—#

Bond Portfolio 2030*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.44%

Bond Portfolio 2031*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.47%

Bond Portfolio 2032*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	0.47%

Bond Portfolio 2033*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $5 billion; 0.4525% in excess of $10 billion	0.47%	—#

B10

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

Cohen & Steers Global Realty	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.83%	0.63%

Core Fixed Income(1)	0.4825% first $300 million; 0.4725% on next $ 200 million; 0.4625% on next $ 250 million; 0.4525% on next $2.5 billion; 0.4425% on next $ 2.75 billion; 0.4125% on next $ 4 billion; 0.3925% in excess of $10 billion	0.46%	0.42%

Government Money Market	0.3000% first $3.25 billion; 0.2925% on next $ 2.75 billion; 0.2625% on next $ 4 billion; 0.2425% in excess of $10 billion	0.30%	0.03%(a)

High Yield	0.5825% first $300 million; 0.5725% on next $ 200 million; 0.5625% on next $ 250 million; 0.5525% on next $2.5 billion; 0.5425% on next $ 2.75 billion; 0.5125% on next $ 4 billion; 0.4925% in excess of $10 billion	0.58%	0.54%

Investment Grade Bond*	0.4925% first $500 million; 0.4725% on next $4.5 billion; 0.4625% on next $ 5 billion; 0.4525% in excess of $10 billion	0.47%	0.47%

MFS Growth Allocation	0.6825% first $300 million; 0.6725% on next $ 200 million; 0.6625% on next $ 250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 750 million; 0.6225% on next $ 2 billion; 0.5925% on next $ 4 billion; 0.5725% in excess of $10 billion	0.67%	0.66%

Multi-Sector Fixed Income(2)	0.5325% first $300 million; 0.5225% on next $ 200 million; 0.5125% on next $ 250 million; 0.5025% on next $2.5 billion; 0.4925% on next $ 2.75 billion; 0.4625% on next $ 4 billion; 0.4425% on next $2.5 billion; 0.4225% on next $2.5 billion; 0.4025% on next $ 5 billion; 0.3825% in excess of $20 billion	0.47%	0.47%

Quantitative Modeling^	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.41%	0.35%

B11

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

Western Asset Emerging Markets Debt	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.68%	0.67%

Portfolio	Fee Waivers and/or Expense Limitations

Bond Portfolio 2022, Bond Portfolio 2023,

Bond Portfolio 2024, Bond Portfolio 2025,

Bond Portfolio 2026, Bond Portfolio 2027,

Bond Portfolio 2028, Bond Portfolio 2029,

Bond Portfolio 2030, Bond Portfolio 2031,

Bond Portfolio 2032, and Bond Portfolio 2033

effective April 25, 2022,

contractually waive 0.02%

through June 30, 2023;

contractually limit expenses to 0.93%

through April 24, 2022;

effective April 25, 2022,

contractually limit expenses to 0.91%

through June 30, 2023

Cohen & Steers Global Realty	contractually waive 0.051% through June 30, 2023; contractually limit expenses to 1.09% through June 30, 2023

Core Fixed Income

effective February 12, 2022,

contractually waive 0.0404%

through June 30, 2023;

contractually limit expenses to 0.77%

through February 11, 2022;

effective February 12, 2022,

contractually limit expenses to 0.68%

through June 30, 2023

High Yield	contractually limit expenses to 0.85% through June 30, 2023

Investment Grade Bond	contractually limit expenses to 0.99% through June 30, 2023(b)

MFS Growth Allocation	contractually waive 0.0045% through June 30, 2023

Quantitative Modeling	effective April 23, 2022, contractually waive 0.02% through June 30, 2023

Western Asset Emerging Markets Debt	contractually limit expenses to 1.06% through June 30, 2023

* Management fees are calculated based on an aggregation of net assets of Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032, Bond Portfolio 2033 and Investment Grade Bond.

# The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.

^Prior to April 23, 2022, the contractual management fee rate was 0.25% on all assets.

(a) The Investment Manager has voluntarily agreed to limit the management fee of the Government Money Market Portfolio such that the 1-day yield of the Portfolio, excluding realized gain (loss) on investment transactions, does not fall below 0.00%. The waiver/reimbursement is voluntary and may be modified or terminated by the Investment Manager at any time without notice. During the period ended June 30, 2022, the Investment Manager has reimbursed the Portfolio as a result of this voluntary agreement in the amount of $1,225,511, 0.27% of the Government Money Market Portfolio’s average daily net assets.

B12

(b) The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

(1) Prior to February 12, 2022, the contractual management fee rate was as follows: 0.5325% first $300 million; 0.5225% on next $200 million; 0.5125% on next $250 million; 0.5025% on next $2.5 billion; 0.4925% on next $2.75 billion; 0.4625% on next $4 billion; 0.4425% in excess of $10 billion.

(2) Prior to February 12, 2022, management fees were calculated based on an aggregation of net assets with AST Prudential Corporate Bond Portfolio.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio, with the exception of Quantitative Modeling Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032, Bond Portfolio 2033 and Investment Grade Bond Portfolio (collectively, the Bond Portfolios), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Manager and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver

Up to and including $300 million	0.25	% (no waiver)

Over $300 million up to and including $500 million	0.23%

Over $500 million up to and including $750 million	0.22%

Over $750 million	0.21%

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2022, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount

Cohen & Steers Global Realty	$1,552

AST Investment Services, Inc., PGIM Investments, PAD, PGIM, Inc., PGIM Limited and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

B13

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. The Portfolios may also invest in the PGIM Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities Exchange Commission (“SEC”), a series of Prudential Investment Portfolios 2 (together with PGIM Core Ultra Short Bond Fund, the “Core Funds”) registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, certain Portfolios changed their overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2022, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)

Investment Grade Bond	$37,821,575	$ —	$ —

MFS Growth Allocation	197,126	44,960	12,843

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2022 Payments

Bond Portfolio 2032	$ 1,340

Cohen & Steers Global Realty	10,570

Core Fixed Income	68,174

MFS Growth Allocation	33,810

Quantitative Modeling	9,212

B14

Portfolio	2022 Payments

Western Asset Emerging Markets Debt	$ 6,704

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2022 Payments

Cohen & Steers Global Realty	$ 2,492

MFS Growth Allocation	24,952

Quantitative Modeling	34,879

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2022, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales

Bond Portfolio 2022	$5,497,003	$30,900,266

Bond Portfolio 2023	38,084,536	18,440,488

Bond Portfolio 2024	4,130,433	1,294,987

Bond Portfolio 2025	3,771,783	1,182,952

Bond Portfolio 2026	2,929,259	9,553,533

Bond Portfolio 2027	9,105,779	11,808,156

Bond Portfolio 2028	19,693,777	16,233,742

Bond Portfolio 2029	4,518,097	1,316,105

Bond Portfolio 2030	1,566,917	19,807,619

Bond Portfolio 2031	5,656,421	25,820,303

Bond Portfolio 2032	19,055,660	16,961,144

Bond Portfolio 2033	1,928,550	271,574

Cohen & Steers Global Realty	23,046,474	45,368,894

Core Fixed Income	6,957,430,796	6,817,891,525

High Yield	95,093,748	302,445,226

Investment Grade Bond	3,161,153,952	254,987,417

MFS Growth Allocation	213,091,795	356,991,371

Multi-Sector Fixed Income	791,529,482	1,501,431,942

Quantitative Modeling	1,585,227,662	2,543,385,765

Western Asset Emerging Markets Debt	15,782,363	115,206,517
A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2022, is presented as follows:

Bond Portfolio 2022

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)

$ —	$ 85,118,518	$14,742,634	$(1,193,669)	$(158,575)	$69,023,640	7,028,884	$ —

Short-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Short-Term Bond Fund(1)

8,030,514	16,094	7,985,390	21,277	(82,495)	—	—	16,094

B15

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund(1)

$16,119,506	$ 30,581,891	$43,060,772	$ —	$ —	$ 3,640,625	3,640,625	$14,064

PGIM Institutional Money Market Fund(1)(b)
454,975	4,819,591	5,274,110	—	(456)	—	—	215	(2)
$24,604,995	$ 35,417,576	$56,320,272	$ 21,277	$ (82,951)	$ 3,640,625		$30,373
$24,604,995	$120,536,094	$71,062,906	$(1,172,392)	$(241,526)	$72,664,265		$30,373

Bond Portfolio 2023
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)

$ —	$ 76,122,324	$ 1,664,989	$ (994,306)	$ (9,713)	$73,453,316	7,479,971	$ —

Short-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Short-Term Bond Fund(1)

2,003,689	2,504,213	4,489,889	6,527	(24,540)	—	—	4,280

PGIM Core Ultra Short Bond Fund(1)

2,050,277	43,926,189	42,242,853	—	—	3,733,613	3,733,613	13,600

PGIM Institutional Money Market Fund(1)(b)
110,258	3,587,168	3,696,475	—	(951)	—	—	295	(2)
$4,164,224	$ 50,017,570	$50,429,217	$ 6,527	$(25,491)	$ 3,733,613		$18,175
$4,164,224	$126,139,894	$52,094,206	$(987,779)	$(35,204)	$77,186,929		$18,175

Bond Portfolio 2024
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)

$ —	$6,937,918	$1,107,996	$(27,680)	$(6,920)	$5,795,322	590,155	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)
300,697	3,038,894	3,035,106	—	—	304,485	304,485	656
$300,697	$9,976,812	$4,143,102	$(27,680)	$(6,920)	$6,099,807		$656

B16

Bond Portfolio 2025
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$ —	$ 7,943,230	$1,053,861	$(58,233)	$(12,069)	$6,819,067	694,406	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)
164,109	4,365,792	4,100,305	—	—	429,596	429,596	959
$164,109	$12,309,022	$5,154,166	$(58,233)	$(12,069)	$7,248,663		$959

Bond Portfolio 2026
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$ —	$30,190,869	$ 2,337,354	$(466,344)	$(41,619)	$27,345,552	2,784,679	$ —

Short-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Short-Term Bond Fund(1)

2,438,272	4,887	2,424,571	(7,980)	(10,608)	—	—	4,887

PGIM Core Ultra Short Bond Fund(1)

47,993	9,604,763	7,940,198	—	—	1,712,558	1,712,558	6,397

PGIM Institutional Money Market Fund(1)(b)

490,400	1,818,468	2,308,731	—	(137)	—	—	196	(2)
$2,976,665	$11,428,118	$12,673,500	$ (7,980)	$(10,745)	$ 1,712,558		$11,480
$2,976,665	$41,618,987	$15,010,854	$(474,324)	$(52,364)	$29,058,110		$11,480

Bond Portfolio 2027
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$ —	$56,812,731	$ 2,832,504	$(892,472)	$(14,402)	$53,073,353	5,404,618	$ —

Short-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Short-Term Bond Fund(1)

5,041,145	10,103	5,012,818	12,629	(51,059)	—	—	10,103

PGIM Core Ultra Short Bond Fund(1)

789,190	25,941,509	23,649,929	—	—	3,080,770	3,080,770	11,705

PGIM Institutional Money Market Fund(1)(b)

1,230,291	2,543,081	3,773,094	(1)	(277)	—	—	349	(2)
$7,060,626	$28,494,693	$32,435,841	$ 12,628	$(51,336)	$ 3,080,770		$22,157
$7,060,626	$85,307,424	$35,268,345	$(879,844)	$(65,738)	$56,154,123		$22,157

B17

Bond Portfolio 2028
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$ —	$116,053,746	$ 5,187,875	$(1,960,063)	$ (37,695)	$108,868,113	11,086,366	$ —

Short-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Short-Term Bond Fund(1)

7,504,173	15,040	7,462,007	19,023	(76,229)	—	—	15,040

PGIM Core Ultra Short Bond Fund(1)

8,169,659	64,206,585	66,189,196	—	—	6,187,048	6,187,048	23,408

PGIM Institutional Money Market Fund(1)(b)

—	19,906,814	19,902,099	—	(4,715)	—	—	1,285	(2)
$15,673,832	$ 84,128,439	$93,553,302	$ 19,023	$ (80,944)	$ 6,187,048		$39,733
$15,673,832	$200,182,185	$98,741,177	$(1,941,040)	$(118,639)	$115,055,161		$39,733

Bond Portfolio 2029
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$ —	$ 9,816,734	$1,223,082	$(86,292)	$(13,862)	$8,493,498	864,918	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)
507,054	4,091,015	4,125,197	—	—	472,872	472,872	1,216
$507,054	$13,907,749	$5,348,279	$(86,292)	$(13,862)	$8,966,370		$1,216

Bond Portfolio 2030
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$ —	$60,992,981	$ 2,904,747	$(1,021,186)	$(32,313)	$57,034,735	5,808,018	$ —

Short-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Short-Term Bond Fund(1)

7,742,847	15,321	7,701,880	(35,098)	(21,190)	—	—	15,320

PGIM Core Ultra Short Bond Fund(1)

3,957,416	21,501,197	21,602,403	—	—	3,856,210	3,856,210	13,786

PGIM Institutional Money Market Fund(1)(b)

356,583	3,352,600	3,709,160	(129)	106	—	—	93	(2)
$12,056,846	$24,869,118	$33,013,443	$ (35,227)	$(21,084)	$ 3,856,210		$29,199
$12,056,846	$85,862,099	$35,918,190	$(1,056,413)	$(53,397)	$60,890,945		$29,199

B18

Bond Portfolio 2031
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$ —	$110,031,697	$ 3,979,543	$(1,903,975)	$ (68,524)	$104,079,655	10,598,743	$ —

Short-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Short-Term Bond Fund(1)

9,643,215	19,327	9,589,030	18,778	(92,290)	—	—	19,341

PGIM Core Ultra Short Bond Fund(1)

5,066,460	90,824,866	90,782,160	—	—	5,109,166	5,109,166	24,846

PGIM Institutional Money Market Fund(1)(b)

751,768	19,532,176	20,281,019	—	(2,925)	—	—	911	(2)
$15,461,443	$110,376,369	$120,652,209	$ 18,778	$ (95,215)	$ 5,109,166		$45,098
$15,461,443	$220,408,066	$124,631,752	$(1,885,197)	$(163,739)	$109,188,821		$45,098

Bond Portfolio 2032
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$ —	$144,317,787	$ 6,439,147	$(2,438,332)	$(121,434)	$135,318,874	13,779,926	$ —

Short-Term Investments - Affiliated Mutual Funds(wd):

PGIM Core Short-Term Bond Fund(1)

7,985,384	16,004	7,940,513	15,192	(76,067)	—	—	16,004

PGIM Core Ultra Short Bond Fund(1)

5,418,433	120,243,177	119,341,849	—	—	6,319,761	6,319,761	22,373

PGIM Institutional Money Market Fund(1)(b)

567,297	4,792,618	5,359,760	—	(155)	—	—	238	(2)
$13,971,114	$125,051,799	$132,642,122	$ 15,192	$ (76,222)	$ 6,319,761		$38,615
$13,971,114	$269,369,586	$139,081,269	$(2,423,140)	$(197,656)	$141,638,635		$38,615

Bond Portfolio 2033
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST Target Maturity Central Portfolio*(1)
$—	$ 4,439,288	$ 271,463	$(67,462)	$(6,474)	$4,093,889	416,893	$ —

Short-Term Investments - Affiliated Mutual Fund(wd):

PGIM Core Ultra Short Bond Fund(1)
—	6,546,854	6,346,287	—	—	200,567	200,567	443
$—	$10,986,142	$6,617,750	$(67,462)	$(6,474)	$4,294,456		$443

B19

Cohen & Steers Global Realty
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$ 635,943	$ 986,114	$ 1,622,057	$ —	$ —	$ —	—	$ 21

PGIM Institutional Money Market Fund(1)(b)(wa)
4,845,660	20,940,420	15,344,711	(526)	618	10,441,461	10,450,867	2,927	(2)
$5,481,603	$21,926,534	$16,966,768	$(526)	$618	$10,441,461		$2,948

Core Fixed Income
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$ 4,486,521	$ 18,858,495	$ 23,345,016	$ —	$ —	$ —	—	$ 598

PGIM Institutional Money Market Fund(1)(b)(wa)
110,421,140	878,498,947	797,846,588	(19,207)	25,628	191,079,920	191,252,047	103,591	(2)
$114,907,661	$897,357,442	$821,191,604	$(19,207)	$25,628	$191,079,920		$104,189

High Yield
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$ 20,539,131	$ 862,579	$ 21,401,710	$ —	$ —	$ —	—	$ 704

PGIM Institutional Money Market Fund(1)(b)(wa)
152,404,277	187,416,024	268,479,064	2,977	(33,213)	71,311,001	71,375,240	57,312	(2)
$172,943,408	$188,278,603	$289,880,774	$2,977	$(33,213)	$71,311,001		$58,016

Investment Grade Bond
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST PGIM Fixed Income Central Fund*(1)
$ —	$ 896,658,948	$ —	$6,276,612	$ —	$ 902,935,560	89,665,895	$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)

6,150,463	105,327,349	111,477,812	—	—	—	—	1,200

PGIM Institutional Money Market Fund(1)(b)(wd)
37,379,150	2,222,226,152	1,578,657,119	(54,443)	62,258	680,955,998	681,569,410	117,163	(2)
$43,529,613	$2,327,553,501	$1,690,134,931	$ (54,443)	$ 62,258	$ 680,955,998		$118,363
$43,529,613	$3,224,212,449	$1,690,134,931	$6,222,169	$ 62,258	$1,583,891,558		$118,363

B20

MFS Growth Allocation
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$152,751,852	$216,059,102	$257,197,143	$ —	$ —	$111,613,811	111,613,811	$296,945

PGIM Institutional Money Market Fund(1)(b)(wa)
48,151,975	129,739,029	124,061,914	(3,840)	(4,554)	53,820,696	53,869,179	24,944	(2)
$200,903,827	$345,798,131	$381,259,057	$(3,840)	$(4,554)	$165,434,507		$321,889

Multi-Sector Fixed Income
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$ 69,907,187	$ 898,367,523	$ 730,695,120	$ —	$ —	$237,579,590	237,579,590	$515,149

PGIM Institutional Money Market Fund(1)(b)(wa)
549,295,184	655,120,151	912,782,038	27,260	(143,141)	291,517,416	291,780,017	224,401	(2)
$619,202,371	$1,553,487,674	$1,643,477,158	$27,260	$(143,141)	$529,097,006		$739,550

Quantitative Modeling
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST BlackRock/Loomis Sayles Bond Portfolio*(1)

$ 26,654,863	$ 1,124,881	$ 26,887,411	$ (1,008,847)	$ 116,514	$ —	—	$ —

AST ClearBridge Dividend Growth Portfolio*(1)

86,704,908	14,241,294	75,521,852	(28,827,579)	22,622,233	19,219,004	744,923	—

AST Core Fixed Income Portfolio*(1)

59,268,819	136,190,142	181,166,638	(1,787,036)	(12,505,287)	—	—	—

AST Emerging Markets Equity Portfolio*(1)

6,794,349	1,629,465	3,274,224	(1,158,161)	47,167	4,038,596	483,664	—

AST Global Bond Portfolio*(1)

115,773,072	17,012,163	70,290,353	(5,978,249)	(3,392,931)	53,123,702	4,864,808	—

AST Goldman Sachs Small-Cap Value Portfolio*(1)

10,095,723	—	9,428,727	(3,300,217)	2,633,221	—	—	—

AST High Yield Portfolio*(1)

6,726,700	5,215,893	2,188,557	(1,200,272)	119,779	8,673,543	806,841	—

AST International Growth Portfolio*(1)

75,880,627	21,157,070	67,146,947	(28,357,243)	10,033,487	11,566,994	553,445	—

AST International Value Portfolio*(1)

77,220,790	13,864,735	70,952,694	(21,380,627)	15,199,360	13,951,564	710,003	—

B21

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST Investment Grade Bond Portfolio*(1)

$ —	$ 444,802,580	$ 432,400,185	$ —	$(12,402,395)	$ —	—	$ —

AST Jennison Large-Cap Growth Portfolio*(1)

60,240,812	20,008,738	67,084,828	(19,039,078)	5,874,356	—	—	—

AST Large-Cap Core Portfolio*(1)

215,998,360	30,163,922	225,652,411	(82,103,358)	61,593,487	—	—	—

AST Large-Cap Growth Portfolio*(1)

72,290,292	75,850,611	73,944,730	(34,067,812)	5,050,862	45,179,223	875,397	—

AST Large-Cap Value Portfolio*(1)

77,063,279	160,439,490	230,554,163	(29,194,163)	72,161,511	49,915,954	1,229,154	—

AST Loomis Sayles Large-Cap Growth Portfolio*(1)

73,776,506	14,858,200	77,716,443	(23,836,135)	12,917,872	—	—	—

AST MFS Growth Portfolio*(1)

62,767,456	15,060,929	66,301,713	(19,922,556)	8,395,884	—	—	—

AST MFS Large-Cap Value Portfolio*(1)

106,026,590	4,574,360	80,186,891	(33,291,647)	2,877,588	—	—	—

AST Mid-Cap Growth Portfolio*(1)

8,151,729	2,363,838	8,686,790	(2,376,065)	547,288	—	—	—

AST Mid-Cap Value Portfolio*(1)

8,300,274	1,094,831	9,090,786	(3,442,797)	3,138,478	—	—	—

AST Prudential Core Bond Portfolio*(1)

95,310,787	3,633,732	95,841,860	(3,542,724)	440,065	—	—	—

AST QMA International Core Equity Portfolio*(1)

66,964,254	8,814,497	69,895,462	(19,201,537)	13,318,248	—	—	—

AST Small-Cap Growth Opportunities Portfolio*(1)

13,161,389	3,654,962	5,936,712	(4,780,881)	639,470	6,738,228	310,517	—

AST Small-Cap Growth Portfolio*(1)

13,078,365	3,418,346	6,194,371	(5,217,822)	1,433,250	6,517,768	113,788	—

AST Small-Cap Value Portfolio*(1)

22,335,588	15,426,466	17,946,684	(7,737,125)	3,835,118	15,913,363	497,448	—

AST T. Rowe Price Large-Cap Value Portfolio*(1)

79,092,250	1,651,801	55,477,676	(28,201,411)	2,935,036	—	—	—

AST T. Rowe Price Natural Resources Portfolio*(1)

13,784,780	4,463,796	7,980,448	(1,895,298)	1,066,815	9,439,645	369,313	—

AST Western Asset Emerging Markets Debt Portfolio*(1)

5,814,039	977,891	6,141,414	25,712	(676,228)	—	—	—

Prudential Financial Inc.(1)
—	1,665,619	1,635,761	—	(29,858)	—	—	—
$1,459,276,601	$1,023,360,252	$2,045,526,731	$(410,822,928)	$217,990,390	$244,277,584		$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)

5,201,691	876,133,595	698,368,641	—	—	182,966,645	182,966,645	301,715

B22

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wd)
$ —	$ 13,341,977	$ 8,101,236	$ (434)	$ (395)	$ 5,239,912	5,244,631	$ 516	(2)
$ 5,201,691	$ 889,475,572	$ 706,469,877	$ (434)	$ (395)	$188,206,557		$302,231
$1,464,478,292	$1,912,835,824	$2,751,996,608	$(410,823,362)	$217,989,995	$432,484,141		$302,231

Western Asset Emerging Markets Debt
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$ 7,921,652	$ 125,241	$ 8,046,893	$ —	$ —	$ —	—	$ 275

PGIM Institutional Money Market Fund(1)(b)(wa)
10,853,863	34,325,808	41,530,819	(56)	(857)	3,647,939	3,651,225	5,334	(2)
$18,775,515	$34,451,049	$49,577,712	$(56)	$(857)	$3,647,939		$5,609

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2021 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/1/2021 – 9/29/2022

Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

B23

SCA
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2022. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2022
Bond Portfolio 2022	$ 576,538	1.54%	13	$ 1,312,000	$—
Bond Portfolio 2024	600,000	1.32	1	600,000	—
Bond Portfolio 2026	383,000	1.31	4	383,000	—
Bond Portfolio 2032	1,601,000	1.44	1	1,601,000	—
Cohen & Steers Global Realty	637,886	2.06	44	4,342,000	—
Core Fixed Income	7,512,967	2.29	30	102,395,000	—
High Yield	1,982,875	1.95	16	12,919,000	—
Multi-Sector Fixed Income	4,026,400	1.31	5	4,296,000	—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2022, all Portfolios offer only a single share class to investors.

As of June 30, 2022, substantially all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

Portfolio	Number of Shares	Percentage of Outstanding Shares
Bond Portfolio 2022	4,991,215	99.3%
Bond Portfolio 2023	6,389,913	99.8%
Bond Portfolio 2024	543,278	99.2%
Bond Portfolio 2025	558,110	100.0%
Bond Portfolio 2026	2,599,963	99.6%
Bond Portfolio 2027	5,203,118	100.0%
Bond Portfolio 2028	10,634,984	100.0%
Bond Portfolio 2029	840,145	100.0%
Bond Portfolio 2030	5,667,184	99.9%
Bond Portfolio 2031	12,075,509	99.9%
Bond Portfolio 2032	18,100,355	99.9%
Bond Portfolio 2033	527,492	100.0%
Cohen & Steers Global Realty	4,998,578	99.9%
Core Fixed Income	347,236,247	99.9%
Government Money Market	974,698,144	99.9%
High Yield	33,713,466	99.9%
Investment Grade Bond	1,283,593,402	99.9%

B24

Portfolio	Number of Shares	Percentage of Outstanding Shares
MFS Growth Allocation	47,395,448	100.0%
Multi-Sector Fixed Income	1,035,624,597	100.0%
Quantitative Modeling	56,635,181	100.0%
Western Asset Emerging Markets Debt	5,272,771	100.0%

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Bond Portfolio 2022	3	99.3%
Bond Portfolio 2023	3	99.8
Bond Portfolio 2024	2	96.7
Bond Portfolio 2025	2	95.7
Bond Portfolio 2026	2	96.1
Bond Portfolio 2027	2	96.7
Bond Portfolio 2028	3	97.7
Bond Portfolio 2029	2	99.5
Bond Portfolio 2030	2	95.1
Bond Portfolio 2031	3	99.9
Bond Portfolio 2032	3	99.9
Bond Portfolio 2033	2	97.1
Cohen & Steers Global Realty	3	99.9
Core Fixed Income	3	99.9
Government Money Market	3	99.9
High Yield	5	87.0
Investment Grade Bond	3	99.9
MFS Growth Allocation	3	100.0
Multi-Sector Fixed Income	2	100.0
Quantitative Modeling	2	96.3
Western Asset Emerging Markets Debt	6	94.3

9. Purchases & Redemption In-kind

On November 15-16, 2021, the Board approved, and subsequently on February 16, 2022 shareholders approved, changes to Quantitative Modeling that were contingent on shareholder approval of the amended Management Agreement and Shareholder Services and Distribution Plan. In addition to the amended Management Agreement and Shareholder Services and Distribution Plan, the Board approved changing Quantitative Modeling’s principal investment strategies from a fund-of-funds structure that primarily invests portfolio assets in Underlying Funds (the “Underlying Funds”) to a structure that primarily relies on direct investments to achieve the Portfolio’s investment objectives. The implementation of the new principal investment strategy in the Portfolio was done by utilizing a redemption in-kind from the Underlying Funds Portfolios.

As of the close of business on April 22, 2022, the Underlying Funds settled the redemption of portfolio shares by delivering portfolio securities and other assets to the Portfolios. The following table is a summary of the value of such securities and other assets that were transferred in-kind to the Portfolios:

Underlying Portfolio	Total Redemption In-Kind Value
AST ClearBridge Dividend Growth Portfolio	$41,258,212
AST International Growth Portfolio	39,045,939
AST International Value Portfolio	41,656,669
AST Jennison Large-Cap Growth Portfolio*	30,245,224
AST Large-Cap Core Portfolio	157,286,245
AST Large-Cap Growth Portfolio	37,894,009

B25

Underlying Portfolio	Total Redemption In-Kind Value
AST Large-Cap Value Portfolio	$141,516,231
AST Loomis Sayles Large-Cap Growth Portfolio*	32,293,603
AST MFS Growth Portfolio*	28,545,816
AST Mid-Cap Growth Portfolio	5,985,957
AST Mid-Cap Value Portfolio	6,459,333
AST QMA International Core Equity Portfolio	48,298,927

$610,486,165

* Portfolio merged into AST Large-Cap Growth Portfolio on June 10, 2022.

As of the close of business on April 25, 2022, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Bond Portfolio 2025, Bond Portfolio 2026, Bond Portfolio 2027, Bond Portfolio 2028, Bond Portfolio 2029, Bond Portfolio 2030, Bond Portfolio 2031, Bond Portfolio 2032, and Bond Portfolio 2033 settled the purchase into the AST Target Maturity Central Portfolio (“Target Maturity Central”) by delivering portfolio securities and other assets in exchange for shares of Target Maturity Central. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received.

Portfolio	Market Value of Net Assets Received	Applicable Underlying Portfolio Shares Transferred
Bond Portfolio 2022	$81,330,415	8,133,041
Bond Portfolio 2023	54,891,541	5,489,154
Bond Portfolio 2024	2,929,799	292,980
Bond Portfolio 2025	4,661,546	466,155
Bond Portfolio 2026	28,410,307	2,841,031
Bond Portfolio 2027	52,581,328	5,258,133
Bond Portfolio 2028	113,559,594	11,355,959
Bond Portfolio 2029	6,185,458	618,546
Bond Portfolio 2030	59,873,308	5,987,331
Bond Portfolio 2031	109,858,605	10,985,861
Bond Portfolio 2032	142,628,023	14,262,802
Bond Portfolio 2033	4,146,115	414,611

	$661,056,039	66,105,604

As of the close of business on June 27, 2022, Investment Grade Bond settled the purchase into the AST PGIM Fixed Income Central Portfolio (“PGIM Fixed Income Central”) by delivering portfolio securities and other assets in exchange for shares of the PGIM Fixed Income Central. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received.

Portfolio	Market Value of Net Assets Received	Applicable Underlying Portfolio Shares Transferred
Investment Grade Bond	$896,658,948	89,665,895

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

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10. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Bond Portfolio 2022	Bond Portfolio 2023	Bond Portfolio 2024	Bond Portfolio 2025	Bond Portfolio 2026

Adjustable and Floating-Rate Securities	–	–	–	–	–

Asset Allocation	–	–	–	–	–

Asset Transfer Program	X	X	X	X	X

Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X	X

Bank Loan Investments	–	–	–	–	–

Blend Style	–	–	–	–	–

Commodity	–	–	–	–	–

Covenant-Lite	–	–	–	–	–

Credit	–	–	–	–	–

Derivatives	X	X	X	X	X

Economic and Market Events	X	X	X	X	X

Emerging Markets	–	–	–	–	–

Equity Securities	–	–	–	–	–

Exchange-Traded Funds (ETF)	–	–	–	–	–

Expense	X	X	X	X	X

Fixed Income Securities	X	X	X	X	X

Focus	–	–	–	–	–

Foreign Investment	–	–	–	–	–

Fund of Funds	X	X	X	X	X

High Yield	X	X	X	X	X

Interest Rate	–	–	–	–	–

Investment Style	–	–	–	–	–

Large Company	–	–	–	–	–

Leverage	–	–	–	–	–

Liquidity Allocation	–	–	–	–	–

Liquidity and Valuation	X	X	X	X	X

Market and Management	X	X	X	X	X

Non-Diversification	–	–	–	–	–

Portfolio Turnover	–	–	–	–	X

Prepayment or Call	–	–	–	–	–

Quantitative Model	–	–	–	–	–

Real Estate	–	–	–	–	–

Recent Events	–	–	–	–	–

Redemption	–	–	–	–	–

Regulatory	X	X	X	X	X

Restricted Securities	–	–	–	–	–

Selection	–	–	–	–	–

Short Sale	–	–	–	–	–

Sovereign Debt Securities	–	–	–	–	–

U.S. Government Securities	X	X	X	X	X

Valuation	–	–	–	–	–

Yield	–	–	–	–	–

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Risks	Bond Portfolio 2027	Bond Portfolio 2028	Bond Portfolio 2029	Bond Portfolio 2030	Bond Portfolio 2031

Adjustable and Floating-Rate Securities	–	–	–	–	–

Asset Allocation	–	–	–	–	–

Asset Transfer Program	X	X	X	X	X

Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X	X

Bank Loan Investments	–	–	–	–	–

Blend Style	–	–	–	–	–

Commodity	–	–	–	–	–

Covenant-Lite	–	–	–	–	–

Credit	–	–	–	–	–

Derivatives	X	X	X	X	X

Economic and Market Events	X	X	X	X	X

Emerging Markets	–	–	–	–	–

Equity Securities	–	–	–	–	–

Exchange-Traded Funds (ETF)	–	–	–	–	–

Expense	X	X	X	X	X

Fixed Income Securities	X	X	X	X	X

Focus	–	–	–	–	–

Foreign Investment	–	–	–	–	–

Fund of Funds	X	X	X	X	X

High Yield	X	X	X	X	X

Interest Rate	–	–	–	–	–

Investment Style	–	–	–	–	–

Large Company	–	–	–	–	–

Leverage	–	–	–	–	–

Liquidity Allocation	–	–	–	–	–

Liquidity and Valuation	X	X	X	X	X

Market and Management	X	X	X	X	X

Non-Diversification	–	–	–	–	–

Portfolio Turnover	X	X	–	–	–

Prepayment or Call	–	–	–	–	–

Quantitative Model	–	–	–	–	–

Real Estate	–	–	–	–	–

Recent Events	–	–	–	–	–

Redemption	–	–	–	–	–

Regulatory	X	X	X	X	X

Restricted Securities	–	–	–	–	–

Selection	–	–	–	–	–

Short Sale	–	–	–	–	–

Sovereign Debt Securities	–	–	–	–	X

U.S. Government Securities	X	X	X	X	X

Valuation	–	–	–	–	–

Yield	–	–	–	–	–

Risks	Bond Portfolio 2032	Bond Portfolio 2033	Cohen & Steers Global Realty	Core Fixed Income	Government Money Market

Adjustable and Floating-Rate Securities	–	–	–	–	X

Asset Allocation	–	–	–	–	–

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Risks		Bond Portfolio 2032	Bond Portfolio 2033	Cohen & Steers Global Realty	Core Fixed Income	Government Money Market

Asset Transfer Program		X	X	X	X	X

Asset-Backed and/or Mortgage-Backed Securities		X	X	–	X	–

Bank Loan Investments		–	–	–	–	–

Blend Style		–	–	–	–	–

Commodity		–	–	–	–	–

Covenant-Lite		–	–	–	–	–

Credit		–	–	–	–	X

Derivatives		X	X	X	X	–

Economic and Market Events		X	X	X	X	X

Emerging Markets		–	–	X	–	–

Equity Securities		–	–	X	–	–

Exchange-Traded Funds (ETF)		–	–	–	–	–

Expense		X	X	X	X	X

Fixed Income Securities		X	X	–	X	X

Focus		–	–	X	–	–

Foreign Investment		–	–	X	X	–

Fund of Funds		X	X	–	–	–

High Yield		X	X	–	X	–

Interest Rate		–	–	–	–	X

Investment Style		–	–	–	–	–

Large Company		–	–	–	–	–

Leverage		–	–	–	–	–

Liquidity Allocation		–	–	–	–	–

Liquidity and Valuation		X	X	X	X	X

Market and Management		X	X	X	X	X

Non-Diversification		–	–	X	–	–

Portfolio Turnover		–	–	–	X	–

Prepayment or Call		–	–	–	–	X

Quantitative Model		–	–	–	–	–

Real Estate		–	–	X	–	–

Recent Events		–	–	–	–	–

Redemption		–	–	X	X	–

Regulatory		X	X	X	X	X

Restricted Securities		–	–	–	–	–

Selection		–	–	–	–	–

Short Sale		–	–	–	–	–

Sovereign Debt Securities		X	X	–	–	–

U.S. Government Securities		X	X	–	–	X

Valuation		–	–	–	–	–

Yield		–	–	–	–	X

Risks	High Yield	Investment Grade Bond	MFS Growth	Multi- Sector Fixed Income	Quantitative Modeling	Western Asset Emerging Markets Debt

Adjustable and Floating-Rate Securities	–	–	–	–	–	–

Asset Allocation	–	–	–	–	X	–

Asset Transfer Program	X	X	X	–	X	X

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Risks	High Yield	Investment Grade Bond	MFS Growth	Multi- Sector Fixed Income	Quantitative Modeling	Western Asset Emerging Markets Debt

Asset-Backed and/or Mortgage-Backed Securities	X	X	–	X	X	X

Bank Loan Investments	X	–	–	–	–	–

Blend Style	–	–	–	–	X	–

Commodity	–	–	–	–	X	–

Covenant-Lite	X	–	–	–	–	–

Credit	–	–	–	–	–	–

Derivatives	X	X	–	X	X	X

Economic and Market Events	X	X	X	–	X	X

Emerging Markets	X	–	–	X	–	X

Equity Securities	–	X	X	–	X	–

Exchange-Traded Funds (ETF)	–	–	–	X	–	–

Expense	X	X	X	X	X	X

Fixed Income Securities	X	X	–	X	X	X

Focus	–	–	X	X	–	–

Foreign Investment	X	X	X	X	X	X

Fund of Funds	–	–	–	–	X	–

High Yield	X	–	–	X	X	X

Interest Rate	–	–	–	–	–	–

Investment Style	–	–	X	–	–	–

Large Company	–	–	X	–	–	–

Leverage	–	–	–	X	–	–

Liquidity Allocation	–	–	–	–	X	–

Liquidity and Valuation	X	X	X	X	X	X

Market and Management	X	X	X	X	X	X

Non-Diversification	–	–	–	–	–	X

Portfolio Turnover	–	X	–	X	–	–

Prepayment or Call	–	–	–	X	–	–

Quantitative Model	–	–	–	–	X	–

Real Estate	–	–	–	–	–	–

Recent Events	–	–	–	X	X	–

Redemption	X	X	–	–	–	X

Regulatory	X	X	–	X	X	X

Restricted Securities	X	–	–	–	–	–

Selection	–	–	–	X	–	–

Short Sale	X	–	–	X	–	–

Sovereign Debt Securities	X	–	–	–	–	–

U.S. Government Securities	–	–	–	X	–	–

Valuation	–	–	–	X	–	–

Yield	–	–	–	–	–	–

Adjustable and Floating-Rate Securities Risk: The value of adjustable and floating-rate securities may lag behind the value of fixed-rate securities when interest rates change. Variable and floating-rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the

B30

Portfolio risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Bank Loan Investments Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. To the extent the Portfolio invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Blend Style Risk: The Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the overall Portfolio to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

B31

Commodity Risk: A commodity-linked derivative instrument is a financial instrument, the value of which is determined by the value of one or more commodities, such as precious metals and agricultural products, or an index of various commodities. The prices of these instruments historically have been affected by, among other things, overall market movements or fluctuations, such as demand, supply disruptions and speculation, and changes in interest and exchange rates. The prices of commodity-linked derivative instruments also may be more volatile than the prices of investments in traditional equity and debt securities.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of non-U.S. investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the Manager or a Portfolio’s Subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Regulatory regimes outside of the U.S. may not require or enforce corporate governance standards comparable to that of the U.S., which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies and policies. In addition, the market price of an ETF’s

B32

shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Focus Risk: The Portfolio focuses or may focus its investments in particular countries, regions, industries, sectors, markets, or types of investments and may accumulate large positions in such areas. As a result, the Portfolio’s performance may be more sensitive to a small group of related holdings and adverse developments in such areas than a portfolio more broadly invested, although the increasing interconnectivity between economies and financial markets throughout the world increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Investment Risk: Investments in foreign securities generally involve more risk than investments in securities of U.S. issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, U.S. markets; foreign financial reporting standards usually differ from those in the U.S.; foreign exchanges are often less liquid than U.S. markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in the Underlying Portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the Underlying Portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the Underlying Portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” The Portfolio currently faces a heightened level of interest rate risk because interest rates in the U.S. are at or near historic lows, which increases the risk associated with rising interest rates. Interest rates may begin to increase in the future, possibly suddenly and significantly, with unpredictable effects on the markets and the Portfolio’s investments. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Large Company Risk: Large-capitalization stocks as a group could fall out of favor with the market, causing the Portfolio to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

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Leverage Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of securities, and the use of when-issued, delayed delivery or forward commitment contracts. The use of derivatives may also create leveraging risks. To mitigate leveraging risk, the Subadviser can segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This volatility occurs because leveraging tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.

Liquidity Allocation Risk: A Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in Underlying Portfolios or individual securities, as applicable, and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Non-Diversification Risk: The Portfolio is a non-diversified portfolio, and therefore, it can invest in fewer individual companies than a diversified portfolio. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Portfolio may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Prepayment or Call Risk: Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing a Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Quantitative Model Risk: The Portfolio and certain Underlying Portfolios, if applicable, may use quantitative models as part of its investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Recent Events Risk: The ongoing financial and debt crises have caused increased volatility and significant declines in the value and liquidity of many securities in U.S. and foreign financial markets. This environment could make identifying

B34

investment risks and opportunities especially difficult. These market conditions may continue or get worse. In response to these crises, the U.S. and other governments, and their agencies and instrumentalities such as the Federal Reserve and certain foreign central banks, have taken steps to support financial markets. The reduction or withdrawal of these measures could negatively affect the overall economy and/or the value and liquidity of certain securities. In addition, the impact of legislation enacted in the U.S. calling for reform of many aspects of financial regulation, and the corresponding regulatory changes on the markets and the practical implications for market participants, may not be known for some time.

Redemption Risk: A Portfolio that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the Portfolio serving as the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times that it would not otherwise do so, and may as a result increase transaction costs or adversely affect Portfolio performance.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the Commodity Futures Trading Commission. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Restricted Securities Risk: The Portfolio may invest in restricted securities. Restricted securities are subject to legal and contractual restrictions on resale. Restricted securities are not traded on established markets and may be classified as illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Portfolio.

Selection Risk: The Subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results. Selection risk is the risk that the securities, derivatives, and other instruments selected by the Subadviser will underperform the market, the relevant indices or other funds with similar investment objectives and investment strategies, or that securities sold short will experience positive price performance.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Sovereign Debt Securities Risk: Investing in foreign sovereign debt securities exposes the Portfolio to direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The consequences include the risk that the issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, that the foreign government may default on its debt securities, and that there may be no bankruptcy proceeding by which the defaulted sovereign debt may be collected.

U.S. Government Securities Risk: U.S. Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Valuation Risk: Due to the nature of the Portfolio’s investments and the market environment, a portion of the Portfolio’s assets may be valued at fair value pursuant to guidelines established by the Board. The Portfolio’s assets may be valued using prices provided by a pricing service or, alternatively, a broker-dealer or other market intermediary (sometimes just one broker-dealer or other market intermediary) when other reliable pricing sources may not be available. No assurance can be given that such prices accurately reflect the price the Portfolio would receive upon sale of a security. To the extent the Portfolio sells a security at a price lower than the price it has been using to value the security, its net asset value will be adversely affected. In addition, if there is wide variation in the fair value estimates produced by the market participants with respect to investments held by the Portfolio, such variations may make it harder for the Portfolio to sell that investment (i.e., such variation may tend to increase liquidity risk).

Yield Risk: The amount of income received by a Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

B35

11. Reorganization

On September 20-22, 2021, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST BlackRock/Loomis Sayles Bond Portfolio (“BlackRock/Loomis Sales Bond”), AST BlackRock Low Duration Bond Portfolio (“BlackRock Low Duration”), and AST Prudential Core Bond Portfolio (“Prudential Core Bond”) (the “Merged Portfolios”) for shares of Core Fixed Income (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on January 10, 2022 and the reorganization took place at the close of business on February 11, 2022.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolios	Total Investment Value	Total Investment Cost
BlackRock/Loomis Sayles Bond	$3,139,753,746	$3,210,044,862
BlackRock Low Duration Bond	507,765,643	516,918,840
Prudential Core Bond	670,360,172	670,146,882

The purpose of the transaction was to combine four portfolios with substantially similar investment objectives, policies and strategies.

The acquisition was accomplished by a tax-free exchange of the following shares on February 11, 2022:

Merged Portfolios		Shares
BlackRock/Loomis Sayles Bond		183,624,605
BlackRock Low Duration Bond		44,888,106
Prudential Core Bond		49,581,676
Acquiring Portfolio	Shares	Value
Core Fixed Income	280,427,697	$3,970,856,187

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merged Portfolios	Unrealized Appreciation (Depreciation) on Investments	Net Assets
BlackRock/Loomis Sayles Bond	$(70,291,116)	$2,791,240,892
BlackRock Low Duration Bond	(9,153,197)	510,198,208
Prudential Core Bond	213,290	669,417,087
Acquiring Portfolio		Net Assets
Core Fixed Income		$2,032,951,561

Assuming the acquisition had been completed on January 1, 2022, the Acquiring Portfolio’s unaudited pro forma results of operations for the reporting period ended June 30, 2022 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized loss on investments (b)	Net decrease in net assets resulting from operations
Core Fixed Income	$53,870,741	$(835,722,854)	$(781,852,113)

(a)

Net investment income as reported in the Statement of Operations (reporting period ended June 30, 2022) of the Acquiring Portfolio, plus net investment income from the Merged Portfolios pre-merger as follows: BlackRock/Loomis Sayles Bond $4,492,587, BlackRock Low Duration Bond $452,470, Prudential Core Bond $1,627,605.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (reporting period ended June 30, 2022) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolios pre-merger as follows: BlackRock/Loomis Sayles Bond $(102,467,058), BlackRock Low Duration Bond $(8,541,638) and Prudential Core Bond $(26,125,664).

B36

Since both the Merged Portfolios and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolio’s Statement of Operations since February 11, 2022.

12. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Portfolios.

B37

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio (excluding money market portfolios) has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 8-10, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

B38

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2022 (the Meeting) and approved the renewal of the agreements through July 31, 2023, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Bond Portfolio 2033 because the Portfolios recently commenced operations and the sole shareholders of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolios for an initial period of two years. The Board noted that it would consider the renewal of the AST Bond Portfolio 2033 agreements as part of its annual review of the Trust’s advisory agreements in 2023.

subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2021, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2021. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2022
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the one-year period, though it underperformed for the other periods.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity (2022) Zero Coupon Swaps Index (Bloomberg Barclays 2022 Index) for the for the trailing one-, three- and five-year periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2022 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the

Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2023
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the one-year period, though it underperformed for the other periods.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity (2023) Zero Coupon Swaps Index (Bloomberg Barclays 2023 Index) for the trailing one-, three- and five-year periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2023 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2024
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio outperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the one- and three-year period, though it underperformed for the other period.

•

The Board considered that the Portfolio outperformed the Bloomberg Barclays Fixed Maturity (2024) Zero Coupon Swaps Index (Bloomberg Barclays 2024 Index) for the trailing one-, three- and five-year periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2024 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2025
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the one-year period, though it outperformed for the other periods.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity (2025) Zero Coupon Swaps Index (Bloomberg Barclays 2025 Index) for the trailing one-, three- and five-year periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2025 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2026
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the one-year period, though it outperformed for the other periods.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity (2026) Zero Coupon Swaps Index (Bloomberg Barclays 2026 Index) for the trailing one-, three- and five-year periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2026 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2027
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the one-year period, though it outperformed for the other periods.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity (2027) Zero Coupon Swaps Index (Bloomberg Barclays 2027 Index) for the trailing one-, three- and five-year periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2027 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2028
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the one-year period, though it outperformed for the other period.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity (2028) Zero Coupon Swaps Index (Bloomberg Barclays 2028 Index) for the trailing one- and three-year periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2028 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2029
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the one-year period, though it outperformed for the other period.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity (2029) Zero Coupon Swaps Index (Bloomberg Barclays 2029 Index) for the trailing one- and three-year periods. The Board noted the Manager’s belief that the Bloomberg Barclays 2029 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2030
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the one-year period.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity Zero (2030) Coupon Swaps Index (Bloomberg Barclays 2030 Index) for the trailing one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2030 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2031
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its primary benchmark index, the Bloomberg Barclays US Government/Credit Index, over the one-year period.

•

The Board considered that the Portfolio also outperformed the Bloomberg Barclays Fixed Maturity Zero (2031) Coupon Swaps Index (Bloomberg Barclays 2031 Index) for the trailing one-year period. The Board noted the Manager’s belief that the Bloomberg Barclays 2031 Index, which appears in the Portfolio’s prospectus as a secondary benchmark index, provides a more appropriate basis for performance comparisons than the Portfolio’s primary benchmark index or Peer Universe, because it more accurately represents the duration and credit profile of the Portfolio’s assets.

•

The Board noted that the Portfolio does not yet have a three-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2032
Gross Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio does not yet have a one-year performance record and, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board also noted that the Manager contractually agreed to waive 0.02% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.91% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Global Realty Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board considered that since the appointment of the Portfolio’s current subadviser in January 2019, the Portfolio outperformed its Peer Universe median in two of the last three calendar years.

•

The Board noted that the Manager had contractually agreed to waive 0.051% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 1.09% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

AST Core Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted the Manager’s assertion that the Portfolio’s more recent underperformance was temporary, and that the Portfolio’s long-term performance was competitive, ranking in the top half of its peer group in eight of the past ten years.

•

The Board noted that the Manager had contractually agreed to waive 0.0404% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 0.68% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

AST Government Money Market Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered the Manager’s assertion that the Portfolio’s more recent underperformance was temporary and partly driven by minimal dispersion between peer results, as the difference between top quartile and bottom quartile funds was only 5 basis points and similar periods of minimal dispersion occurred in 2012, 2014, and 2015.

•

The Board noted that the Manager had agreed to voluntarily waive a portion of its management fee to ensure that the 1-day annualized yield for the Portfolio (excluding capital gain or loss) does not fall below 0.00%.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Manager had contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 0.85% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered the Manager’s assertion that the Portfolio’s more recent underperformance was temporary, and primarily attributable to performance challenges in 2021 and that the Portfolio outperformed its peer median by 10 bps during the first quarter of 2022.

•

The Board also noted that the Manager contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Growth Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•

The Board considered that effective April 2019, the Board approved the appointment of a new subadviser to replace the Portfolio’s prior subadviser, and Portfolio’s performance prior to April 2019 was not attributable to the Portfolio’s current subadviser.

•

The Board considered the Manager’s assertion that the Portfolio’s benchmark-relative underperformance in 2020 and 2021 was driven by structural headwinds and the Portfolio’s strong results versus its Peer Universe median amidst this difficult environment.

•	The Board noted that the Manager had contractually agreed to waive 0.0045% of its management fee through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

AST Multi-Sector Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered the Manager’s assertion that the Portfolio’s more recent underperformance was temporary and that the Portfolio outperformed its peer median over the trailing three- and five-year periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Quantitative Modeling Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.02% of its management fee through June 30, 2023.

•

The Board considered changes it approved to the Portfolio’s principal investment strategies that moved the Portfolio from a fund-of-fund structure to one that invests primarily in securities through multiple sleeves, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which took effect in April 2022. As a result of these changes, the Board concluded that the Portfolio should be afforded more time to develop its performance record.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Western Asset Emerging Markets Debt Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period, and outperformed its benchmark index over the three- and five-year periods.

•

The Board considered the Manager’s assertion that the Portfolio’s more recent underperformance was temporary and that the Portfolio outperformed its peer median over the trailing three- and five-year periods.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.06% of the Portfolio’s average daily net assets through June 30, 2023.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America
751 Broad Street Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (800) 944-8786 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semi-annual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive. Note: Effective January 1, 2021 you may no longer receive mailed copies of the annual and semi-annual reports, unless you elect to continue to receive these mailings.

©2022 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-B

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2022

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2022, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Advanced Strategies Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST Moderate Multi-Asset Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Growth Allocation Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2022

∎  LETTER TO CONTRACT OWNERS

∎  PRESENTATION OF PORTFOLIO HOLDINGS

∎  FEES AND EXPENSES

∎  FINANCIAL REPORTS

Section A	Schedule of Investments, Financial Statements, and Financial Highlights

	Glossary	A1
	AST Advanced Strategies Portfolio	A3
	AST Balanced Asset Allocation Portfolio	A78
	AST BlackRock Global Strategies Portfolio	A152
	AST Moderate Multi-Asset Portfolio	A200
	AST Preservation Asset Allocation Portfolio	A233
	AST Prudential Growth Allocation Portfolio	A306

Section B	Notes to Financial Statements

∎  APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2022

∎  DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin
President,
Advanced Series Trust	July 31, 2022

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2022

AST Advanced Strategies (As of 06/30/2022)

Ten Largest Holdings	Asset Class/Line of Business	% of Net Assets

AST PGIM Fixed Income Central Fund	Core Bond	6.5%

Microsoft Corp.	Software	1.7%

U.S. Treasury Notes, 1.125%, 02/28/27	U.S. Treasury Obligations	1.6%

iShares Core U.S. Aggregate Bond ETF	Exchange-Traded Funds	1.4%

AST Small-Cap Value Portfolio	Small-Cap Value	1.4%

Federal National Mortgage Assoc., 3.500%, TBA	U.S. Government Agency Obligations	1.0%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.9%

U.S. Treasury Inflation Indexed Bonds, TIPS, 0.500%, 01/15/28	U.S. Treasury Obligations	0.9%

Amazon.com, Inc.	Internet & Direct Marketing Retail	0.9%

Apple, Inc.	Technology Hardware, Storage & Peripherals	0.7%

AST Balanced Asset Allocation (As of 06/30/2022)

Ten Largest Holdings	Asset Class	% of Net Assets

AST PGIM Fixed Income Central Fund	Core Bond	11.6%

AST Large-Cap Growth Portfolio	Large/Mid-Cap Growth	3.0%

AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	2.0%

AST Large-Cap Value Portfolio	Large/Mid-Cap Value	1.7%

Apple, Inc.	Technology Hardware, Storage & Peripherals	1.6%

Microsoft Corp.	Software	1.5%

AST Small-Cap Value Portfolio	Small-Cap Value	1.2%

SPDR S&P 500 ETF Trust	Exchange-Traded Funds	0.9%

AST T. Rowe Price Natural Resources Portfolio	Sector	0.7%

iShares Russell 1000 Growth ETF	Exchange-Traded Funds	0.7%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST BlackRock Global Strategies (As of 06/30/2022)

Ten Largest Holdings	Line of Business	Country	% of Net Assets

U.S. Treasury Notes, 1.375%, 11/15/31	U.S. Treasury Obligations	United States	2.4%

U.S. Treasury Notes, 0.875%, 11/15/30	U.S. Treasury Obligations	United States	2.2%

U.S. Treasury Notes, 1.625%, 05/15/31	U.S. Treasury Obligations	United States	2.0%

U.S. Treasury Notes, 0.625%, 08/15/30	U.S. Treasury Obligations	United States	1.9%

U.S. Treasury Notes, 1.125%, 02/15/31	U.S. Treasury Obligations	United States	1.6%

U.S. Treasury Notes, 2.250%, 03/31/24	U.S. Treasury Obligations	United States	1.6%

U.S. Treasury Notes, 1.250%, 08/15/31	U.S. Treasury Obligations	United States	1.4%

U.S. Treasury Notes, 1.875%, 02/15/32	U.S. Treasury Obligations	United States	1.4%

U.S. Treasury Notes, 0.750%, 08/31/26	U.S. Treasury Obligations	United States	1.3%

U.S. Treasury Notes, 0.625%, 05/15/30	U.S. Treasury Obligations	United States	1.2%

AST Moderate Multi-Asset (As of 06/30/2022)

Ten Largest Holdings	Line of Business	Country	% of Net Assets

AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	United States	5.4%

U.S. Treasury Notes, 2.625%, 05/31/27	U.S. Treasury Obligations	United States	4.3%

AST Large-Cap Value Portfolio	Large/Mid-Cap Value	United States	3.4%

AST Large-Cap Growth Portfolio	Large/Mid-Cap Growth	United States	3.2%

U.S. Treasury Notes, 1.500%, 02/15/25	U.S. Treasury Obligations	United States	3.1%

SPDR S&P 500 ETF Trust	Exchange-Traded Funds	United States	1.9%

iShares MSCI Canada ETF	Exchange-Traded Funds	United States	1.3%

Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	1.3%

Microsoft Corp.	Software	United States	1.3%

U.S. Treasury Bonds, 2.250%, 02/15/52	U.S. Treasury Obligations	United States	1.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2022

AST Preservation Asset Allocation (As of 06/30/2022)

Ten Largest Holdings	Asset Class	% of Net Assets

AST PGIM Fixed Income Central Fund	Core Bond	21.3%

AST Large-Cap Growth Portfolio	Large/Mid-Cap Growth	1.8%

AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	1.2%

AST Large-Cap Value Portfolio	Large/Mid-Cap Value	1.1%

Apple, Inc.	Technology Hardware, Storage & Peripherals	1.0%

Microsoft Corp.	Software	0.9%

AST Small-Cap Value Portfolio	Small-Cap Value	0.7%

iShares Core U.S. Aggregate Bond ETF	Exchange-Traded Funds	0.6%

iShares Russell 1000 Growth ETF	Exchange-Traded Funds	0.6%

U.S. Treasury Bonds, 2.000%, 11/15/41	U.S. Treasury Obligations	0.6%

AST Prudential Growth Allocation (As of 06/30/2022)

Ten Largest Holdings	Line of Business	% of Net Assets

AST PGIM Fixed Income Central Fund	Core Bond	9.7%

Apple, Inc.	Technology Hardware, Storage & Peripherals	2.1%

Microsoft Corp.	Software	2.0%

iShares Core S&P 500 ETF	Exchange-Traded Funds	1.0%

Amazon.com, Inc.	Internet & Direct Marketing Retail	0.9%

Tesla, Inc.	Automobiles	0.9%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.9%

SPDR S&P 500 ETF Trust	Exchange-Traded Funds	0.8%

U.S. Treasury Bonds, 2.375%, 02/15/42	U.S. Treasury Obligations	0.6%

UnitedHealth Group, Inc.	Health Care Providers & Services	0.6%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2022

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Advanced Strategies	Actual	$1,000.00	$ 831.90	0.90%	$4.09

	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

AST Balanced Asset Allocation	Actual	$1,000.00	$ 833.50	0.87%	$3.96

	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

AST BlackRock Global Strategies	Actual	$1,000.00	$ 842.90	1.04%	$4.75

	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21

AST Moderate Multi-Asset	Actual	$1,000.00	$ 821.60	0.99%	$4.47

	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

AST Preservation Asset Allocation	Actual	$1,000.00	$ 851.40	0.88%	$4.04

	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

AST Prudential Growth Allocation	Actual	$1,000.00	$ 811.30	0.88%	$3.95

	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2022, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A — Annual payment frequency for swaps

ABS — Asset-Backed Security

Aces — Alternative Credit Enhancements Securities

ADR — American Depositary Receipt

ASX — Australian Securities Exchange

BABs — Build America Bonds

BATE — CBOE- Europe – BXE Order Books

BBR — New Zealand Bank Bill Rate

BBSW — Australian Bank Bill Swap Reference Rate

bps — Basis Points

BROIS — Brazil Overnight Index Swap

BTP — Buoni del Tesoro Poliennali

BUBOR — Budapest Interbank Offered Rate

CBOE — Chicago Board Options Exchange

CDI — Chess Depository Interest

CDOR — Canadian Dollar Offered Rate

CDX — Credit Derivative Index

CIBOR — Copenhagen Interbank Offered Rate

CLO — Collateralized Loan Obligation

CLOIS — Sinacofi Chile Interbank Rate Average

CMBX — Commercial Mortgage-Backed Index

CME — Chicago Mercantile Exchange

CMT — Constant Maturity Treasury

COOIS — Colombia Overnight Interbank Reference Rate

CPI — Consumer Price Index

CVA — Certificate Van Aandelen (Bearer)

CVT — Convertible Security

DIP — Debtor-In-Possession

EAFE — Europe, Australasia, Far East

EMTN — Euro Medium Term Note

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

EuroSTR — Euro Short-Term Rate

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

GMTN — Global Medium Term Note

HICP — Harmonised Index of Consumer Prices

IBEX — Spanish Stock Index

iBoxx — Bond Market Indices

ICE — Intercontinental Exchange

IO — Interest Only (Principal amount represents notional)

iTraxx — International Credit Derivative Index

JIBAR — Johannesburg Interbank Agreed Rate

KLIBOR — Kuala Lumpur Interbank Offered Rate

KWCDC — Korean Won Certificate of Deposit

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

LP — Limited Partnership

M — Monthly payment frequency for swaps

MASTR — Morgan Stanley Structured Asset Security

MIBOR — Mumbai Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS

A1

Glossary (CONTINUED)

MOEX — Moscow Exchange

MPLE — Maple Bonds

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ — National Association of Securities Dealers Automated Quotations

NIBOR — Norwegian Interbank Offered Rate

NSA — Non-Seasonally Adjusted

NVDR — Non-voting Depositary Receipt

NYSE — New York Stock Exchange

OAT — Obligations Assimilables du Tresor

OFZ — Obligatsyi Federal’novo Zaima (Federal Loan Obligations)

OTC — Over-the-counter

PIK — Payment-in-Kind

PJSC — Public Joint-Stock Company

PRFC — Preference Shares

PRI — Primary Rate Interface

PRIBOR — Prague Interbank Offered Rate

Q — Quarterly payment frequency for swaps

RBOB — Reformulated Gasoline Blendstock for Oxygen Blending

REITs — Real Estate Investment Trust

REMICS — Real Estate Mortgage Investment Conduit Security

S — Semiannual payment frequency for swaps

S&P — Standard & Poor’s

SARON — Swiss Average Rate Overnight

SDR — Sweden Depositary Receipt

SGMX — Sigma X MTF

SGX — Singapore Exchange

SIBOR — Singapore Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

SORA — Singapore Overnight Rate Average

SPDR — Standard & Poor’s Depositary Receipts

STIBOR — Stockholm Interbank Offered Rate

STRIPs — Separate Trading of Registered Interest and Principal of Securities

T — Swap payment upon termination

TBA — To Be Announced

TELBOR — Tel Aviv Interbank Offered Rate

THBFIX — Thai Baht Interest Rate Fixing

TIPS — Treasury Inflation-Protected Securities

TONAR — Tokyo Overnight Average Rate

TOPIX — Tokyo Stock Price Index

ULSD — Ultra-Low Sulfur Diesel

USOIS — United States Overnight Index Swap

UTS — Unit Trust Security

WIBOR — Warsaw Interbank Offered Rate

WTI — West Texas Intermediate

XAMS — Amsterdam Stock Exchange

XETR — Frankfurt Stock Exchange

XJSE — Johannesburg Stock Exchange

XLON — London Stock Exchange

XNGS — NASDAQ Global Select Exchange

SEE NOTES TO FINANCIAL STATEMENTS

A2

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.4%
AFFILIATED MUTUAL FUNDS — 8.9%
AST PGIM Fixed Income Central Fund*	41,321,344	$416,105,932
AST Small-Cap Growth Opportunities Portfolio*	1,397,437	30,324,379
AST Small-Cap Growth Portfolio*	598,988	34,310,054
AST Small-Cap Value Portfolio*	2,801,851	89,631,222

TOTAL AFFILIATED MUTUAL FUNDS (cost $556,082,521)(wd)		570,371,587

COMMON STOCKS — 45.5%
Aerospace & Defense — 0.9%
Airbus SE (France)	152,575	14,851,869
Austal Ltd. (Australia)	716,900	890,951
BAE Systems PLC (United Kingdom)	769,200	7,765,797
Boeing Co. (The)*	33,722	4,610,472
L3Harris Technologies, Inc.	37,957	9,174,207
Leonardo SpA (Italy)	303,500	3,124,151
Rheinmetall AG (Germany)	18,700	4,321,313
Safran SA (France)	115,302	11,387,024

		56,125,784

Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	195,300	7,338,333
DSV A/S (Denmark)	39,378	5,536,393
United Parcel Service, Inc. (Class B Stock)	148,462	27,100,254

		39,974,980

Airlines — 0.2%
Air New Zealand Ltd. (New Zealand)*	4,695,300	1,672,925
International Consolidated Airlines Group SA (United Kingdom)*(a)	396,900	520,676
Japan Airlines Co. Ltd. (Japan)*	104,900	1,836,834
Ryanair Holdings PLC (Ireland), ADR*	85,648	5,759,828
Southwest Airlines Co.*	166,884	6,027,850

		15,818,113

Auto Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)(a)	68,800	1,873,571
Faurecia SE (France)*	3,328	65,902
Magna International, Inc. (Canada)(a)	27,541	1,512,001
Pirelli & C SpA (Italy), 144A	406,000	1,652,043
Yokohama Rubber Co. Ltd. (The) (Japan)	126,100	1,699,972

		6,803,489

Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	34,100	2,624,412
Honda Motor Co. Ltd. (Japan)	151,500	3,640,835
Isuzu Motors Ltd. (Japan)	245,100	2,697,594
Mercedes-Benz Group AG (Germany)	70,100	4,055,594
Rivian Automotive, Inc. (Class A Stock)*	24,789	638,069
Stellantis NV	195,452	2,414,600
Subaru Corp. (Japan)	101,800	1,798,197
Tesla, Inc.*	5,050	3,400,771

	Shares	Value

COMMON STOCKS (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany)	18,200	$3,328,040

		24,598,112

Banks — 1.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	129,900	1,463,063
Aozora Bank Ltd. (Japan)	111,800	2,170,174
Australia & New Zealand Banking Group Ltd. (Australia)	83,200	1,264,808
Banco Bilbao Vizcaya Argentaria SA (Spain)	442,100	2,005,320
Banco Santander SA (Spain)	829,100	2,339,698
Bank of America Corp.	285,385	8,884,035
Bank of Queensland Ltd. (Australia)	248,500	1,141,894
Barclays PLC (United Kingdom)	991,600	1,858,352
BAWAG Group AG (Austria), 144A*	45,000	1,885,148
BNP Paribas SA (France)	76,600	3,671,279
Citigroup, Inc.	173,379	7,973,700
Credit Agricole SA (France)	189,400	1,737,686
Danske Bank A/S (Denmark)	151,100	2,145,305
DBS Group Holdings Ltd. (Singapore)	99,500	2,129,159
DNB Bank ASA (Norway)	137,800	2,466,713
Fifth Third Bancorp(a)	103,912	3,491,443
Gunma Bank Ltd. (The) (Japan)	371,000	1,043,814
Huntington Bancshares, Inc.	808,180	9,722,405
ING Groep NV (Netherlands)	186,900	1,853,438
Jyske Bank A/S (Denmark)*	41,900	2,057,321
KBC Group NV (Belgium)	107,859	6,055,655
Keiyo Bank Ltd. (The) (Japan)	163,500	573,889
Lloyds Banking Group PLC (United Kingdom)	2,667,500	1,373,716
Mediobanca Banca di Credito Finanziario SpA (Italy)	232,900	2,018,690
Mitsubishi UFJ Financial Group, Inc. (Japan)	402,800	2,149,536
Mizuho Financial Group, Inc. (Japan)	171,050	1,936,453
Nishi-Nippon Financial Holdings, Inc. (Japan)	215,000	1,187,450
Nordea Bank Abp (Finland)	218,300	1,919,696
Resona Holdings, Inc. (Japan)	553,800	2,062,178
Societe Generale SA (France)	67,600	1,485,641
Sumitomo Mitsui Financial Group, Inc. (Japan)	91,100	2,693,925
Swedbank AB (Sweden) (Class A Stock)	122,000	1,541,368
Toronto-Dominion Bank (The) (Canada)	132,313	8,676,616
Wells Fargo & Co.	749,887	29,373,074

		124,352,642

Beverages — 0.3%
Coca-Cola Co. (The)	181,671	11,428,922
Diageo PLC (United Kingdom)	193,436	8,329,708

		19,758,630

Biotechnology — 0.5%
AbbVie, Inc.	123,466	18,910,052

SEE NOTES TO FINANCIAL STATEMENTS.
A3

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Swedish Orphan Biovitrum AB (Sweden)*	96,100	$2,078,599
Vertex Pharmaceuticals, Inc.*	37,082	10,449,337

		31,437,988

Building Products — 0.3%
AGC, Inc. (Japan)	16,800	582,717
Cie de Saint-Gobain (France)	60,600	2,608,138
Daikin Industries Ltd. (Japan)	30,900	4,942,810
Johnson Controls International PLC	43,175	2,067,219
Kingspan Group PLC (Ireland)(a)	77,277	4,657,290
Xinyi Glass Holdings Ltd. (China)	1,239,000	2,970,060

		17,828,234

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	196,800	2,652,756
B3 SA - Brasil Bolsa Balcao (Brazil)	1,306,400	2,748,371
Charles Schwab Corp. (The)	195,619	12,359,208
CME Group, Inc.	27,837	5,698,234
Credit Suisse Group AG (Switzerland)	208,600	1,187,386
EQT AB (Sweden)	108,012	2,210,836
Goldman Sachs Group, Inc. (The)	37,933	11,266,860
Investec PLC (United Kingdom)	263,400	1,432,725
Julius Baer Group Ltd. (Switzerland)	40,800	1,880,733
London Stock Exchange Group PLC (United Kingdom)	85,756	7,978,213
Morgan Stanley	69,961	5,321,234
MSCI, Inc.	18,012	7,423,646
Ninety One PLC (United Kingdom)	36,220	86,974
Nomura Holdings, Inc. (Japan)	587,400	2,141,034
Partners Group Holding AG (Switzerland)	5,636	5,074,438
UBS Group AG (Switzerland)	498,900	8,056,442

		77,519,090

Chemicals — 1.2%
Air Products & Chemicals, Inc.	5,669	1,363,281
Arkema SA (France)	23,800	2,124,905
CF Industries Holdings, Inc.	107,918	9,251,810
Chr Hansen Holding A/S (Denmark)	83,747	6,159,583
Daicel Corp. (Japan)	381,000	2,351,358
International Flavors & Fragrances, Inc.	128,715	15,332,531
Linde PLC (United Kingdom)(a)	24,502	7,045,060
Lintec Corp. (Japan)	84,700	1,433,018
Mitsubishi Chemical Group Corp. (Japan)	143,700	785,424
Mitsubishi Gas Chemical Co., Inc. (Japan)	148,900	2,144,402
Mitsui Chemicals, Inc. (Japan)	60,100	1,280,008
RPM International, Inc.	82,820	6,519,590
Sherwin-Williams Co. (The)	29,645	6,637,812
Sika AG (Switzerland)	20,901	4,814,663
Solvay SA (Belgium)	19,700	1,594,816
Teijin Ltd. (Japan)	139,000	1,444,246
Toagosei Co. Ltd. (Japan)	133,600	991,801
Tokuyama Corp. (Japan)	78,600	995,327
UBE Corp. (Japan)	140,900	2,084,808

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil)	54,400	$2,274,910

		76,629,353

Commercial Services & Supplies — 0.3%
Loomis AB (Sweden)	68,300	1,660,313
Rentokil Initial PLC (United Kingdom)	1,196,158	6,916,778
Securitas AB (Sweden) (Class B Stock)	171,800	1,483,829
Societe BIC SA (France)	39,300	2,152,870
Stericycle, Inc.*	149,494	6,555,312
TOMRA Systems ASA (Norway)	126,327	2,340,623

		21,109,725

Communications Equipment — 0.2%
Cisco Systems, Inc.	171,614	7,317,621
Nokia OYJ (Finland)	660,200	3,060,587

		10,378,208

Construction & Engineering — 0.3%
Bouygues SA (France)	141,700	4,365,991
Hazama Ando Corp. (Japan)	318,600	1,976,219
HOCHTIEF AG (Germany)	27,200	1,318,142
Kandenko Co. Ltd. (Japan)	183,500	1,142,815
Mirait one Corp. (Japan)	84,800	996,584
NRW Holdings Ltd. (Australia)	760,000	888,384
Obayashi Corp. (Japan)	242,200	1,760,828
Skanska AB (Sweden) (Class B Stock)	109,100	1,675,799
Vinci SA (France)	98,713	8,802,495

		22,927,257

Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (China)	1,812,000	1,217,389
HeidelbergCement AG (Germany)	27,000	1,298,185
Holcim AG (Switzerland)*	55,100	2,357,745
Imerys SA (France)	37,200	1,134,336
Vulcan Materials Co.	40,292	5,725,493
Wienerberger AG (Austria)	50,900	1,090,396

		12,823,544

Consumer Finance — 0.0%
American Express Co.	13,819	1,915,590
Credit Saison Co. Ltd. (Japan)	100,600	1,151,765

		3,067,355

Containers & Packaging — 0.4%
International Paper Co.	509,111	21,296,113
Rengo Co. Ltd. (Japan)	387,800	2,102,076

		23,398,189

Diversified Financial Services — 0.3%
Equitable Holdings, Inc.	502,418	13,098,037
Fuyo General Lease Co. Ltd. (Japan)	27,400	1,552,660
Mitsubishi HC Capital, Inc. (Japan)	384,500	1,772,086
ORIX Corp. (Japan)	132,200	2,210,643

		18,633,426

Diversified Telecommunication Services — 0.3%
BT Group PLC (United Kingdom)	1,222,300	2,774,916

SEE NOTES TO FINANCIAL STATEMENTS.
A4

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Deutsche Telekom AG (Germany)	109,100	$2,166,887
Nippon Telegraph & Telephone Corp. (Japan)	283,000	8,125,382
Orange SA (France)	324,400	3,817,860
Telefonica SA (Spain)	431,500	2,197,380
United Internet AG (Germany)	59,100	1,682,698

		20,765,123

Electric Utilities — 1.0%
Endesa SA (Spain)(a)	88,800	1,676,644
Entergy Corp.	84,794	9,551,196
NextEra Energy, Inc.	170,180	13,182,143
Orsted A/S (Denmark), 144A	59,745	6,295,633
Southern Co. (The)	456,565	32,557,650

		63,263,266

Electrical Equipment — 0.1%
AMETEK, Inc.	36,533	4,014,611
Signify NV, 144A	77,700	2,580,452

		6,595,063

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	83,430	5,371,223
Daiwabo Holdings Co. Ltd. (Japan)	113,900	1,483,511
Halma PLC (United Kingdom)	94,319	2,303,548
Hexagon AB (Sweden) (Class B Stock)	706,177	7,341,973
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	1,877,492
Keyence Corp. (Japan)	17,300	5,873,399
Kingboard Holdings Ltd. (China)	915,000	3,476,286
TE Connectivity Ltd. (Switzerland)	61,091	6,912,447
Tongda Group Holdings Ltd. (Hong Kong)*	12,390,000	238,673
Venture Corp. Ltd. (Singapore)	72,200	865,530

		35,744,082

Energy Equipment & Services — 0.1%
Tenaris SA	407,567	5,235,956

Entertainment — 0.5%
Electronic Arts, Inc.	32,418	3,943,650
Live Nation Entertainment, Inc.*(a)	29,842	2,464,352
Netflix, Inc.*	14,062	2,459,022
Spotify Technology SA*	32,347	3,035,119
Take-Two Interactive Software, Inc.*	8,246	1,010,382
Walt Disney Co. (The)*	188,636	17,807,239

		30,719,764

Equity Real Estate Investment Trusts (REITs) — 3.7%
AEON REIT Investment Corp. (Japan)	1,200	1,355,017
Agree Realty Corp.(a)	23,268	1,678,321
Alexandria Real Estate Equities, Inc.(a)	36,844	5,343,485
American Assets Trust, Inc.	31,602	938,579
American Homes 4 Rent (Class A Stock)(a)	120,079	4,255,600
American Tower Corp.	35,119	8,976,065
Apartment Income REIT Corp.	41,135	1,711,216
AvalonBay Communities, Inc.	135,518	26,324,372
Boston Properties, Inc.	13,124	1,167,774

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Camden Property Trust(a)	10,004	$1,345,338
Crown Castle International Corp.	6,887	1,159,633
CubeSmart	35,824	1,530,401
Digital Realty Trust, Inc.(a)	31,384	4,074,585
Duke Realty Corp.	117,934	6,480,473
Equinix, Inc.	19,929	13,093,752
Equity LifeStyle Properties, Inc.	73,752	5,197,303
Equity Residential	104,402	7,539,912
Essex Property Trust, Inc.	11,298	2,954,540
Extra Space Storage, Inc.(a)	8,675	1,475,791
First Industrial Realty Trust, Inc.(a)	53,306	2,530,969
Gaming & Leisure Properties, Inc.	51,426	2,358,396
Healthpeak Properties, Inc.	132,682	3,437,791
Host Hotels & Resorts, Inc.	106,098	1,663,617
Hudson Pacific Properties, Inc.	11,378	168,850
Invitation Homes, Inc.	268,566	9,555,578
Kilroy Realty Corp.	19,925	1,042,675
Life Storage, Inc.	19,200	2,143,872
Medical Properties Trust, Inc.(a)	155,027	2,367,262
Mid-America Apartment Communities, Inc.	17,963	3,137,597
Mirvac Group (Australia)	1,104,500	1,501,695
Prologis, Inc.(a)	104,043	12,240,659
Public Storage	33,176	10,373,140
Regency Centers Corp.	26,545	1,574,384
Retail Opportunity Investments Corp.	66,754	1,053,378
Rexford Industrial Realty, Inc.	42,976	2,474,988
RLJ Lodging Trust	144,285	1,591,464
Ryman Hospitality Properties, Inc.*	22,300	1,695,469
Safehold, Inc.(a)	9,668	341,957
SBA Communications Corp.	15,855	5,074,393
Segro PLC (United Kingdom)	344,467	4,104,849
Simon Property Group, Inc.	62,856	5,966,292
SITE Centers Corp.	58,815	792,238
Stockland (Australia)	686,200	1,709,084
Sun Communities, Inc.(a)	38,958	6,208,347
Sunstone Hotel Investors, Inc.*(a)	120,746	1,197,800
Terreno Realty Corp.	12,544	699,077
UDR, Inc.(a)	61,997	2,854,342
Ventas, Inc.	60,465	3,109,715
VICI Properties, Inc.(a)	444,644	13,245,945
Welltower, Inc.(a)	141,409	11,645,031
Weyerhaeuser Co.	534,785	17,712,079
WP Carey, Inc.(a)	52,504	4,350,481

		236,525,571

Food & Staples Retailing — 0.6%
Carrefour SA (France)	153,400	2,715,964
J Sainsbury PLC (United Kingdom)	806,000	2,003,311
Koninklijke Ahold Delhaize NV (Netherlands)	246,500	6,428,421
Marks & Spencer Group PLC (United Kingdom)*	811,100	1,336,209
Metcash Ltd. (Australia)	1,047,200	3,062,705
Sonae SGPS SA (Portugal)	1,442,300	1,774,017
Tesco PLC (United Kingdom)	804,078	2,497,015
Valor Holdings Co. Ltd. (Japan)	38,700	520,313

SEE NOTES TO FINANCIAL STATEMENTS.
A5

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
Walmart, Inc.	160,479	$19,511,037

		39,848,992

Food Products — 0.5%
Bunge Ltd.	39,833	3,612,455
Conagra Brands, Inc.	550,076	18,834,602
Inghams Group Ltd. (Australia)	417,300	743,527
Origin Enterprises PLC (Ireland)	206,800	892,840
Orkla ASA (Norway)	120,700	965,485
Premier Foods PLC (United Kingdom)	672,846	923,433
Prima Meat Packers Ltd. (Japan)	49,800	834,466
Tate & Lyle PLC (United Kingdom)	157,371	1,438,306
Tyson Foods, Inc. (Class A Stock)	24,447	2,103,909
WH Group Ltd. (Hong Kong), 144A	2,762,431	2,163,411

		32,512,434

Gas Utilities — 0.0%
Enagas SA (Spain)(a)	33,500	740,768
Rubis SCA (France)	57,700	1,350,124

		2,090,892

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	73,254	7,959,047
Asahi Intecc Co. Ltd. (Japan)	114,100	1,718,683
Becton, Dickinson & Co.	119,374	29,429,272
Boston Scientific Corp.*	170,364	6,349,466
Coloplast A/S (Denmark) (Class B Stock)	35,114	4,025,370
Edwards Lifesciences Corp.*	46,397	4,411,891
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	192,372	2,394,549
Hologic, Inc.*	121,104	8,392,507
Hoya Corp. (Japan)	53,400	4,594,175
Insulet Corp.*	12,744	2,777,427
Intuitive Surgical, Inc.*	34,893	7,003,374
Medtronic PLC	176,500	15,840,875
STERIS PLC	10,164	2,095,309
Straumann Holding AG (Switzerland)	62,657	7,523,100
Stryker Corp.	41,082	8,172,442
Zimmer Biomet Holdings, Inc.	154,125	16,192,373

		128,879,860

Health Care Providers & Services — 1.4%
Cigna Corp.	120,561	31,770,235
CVS Health Corp.	96,414	8,933,721
Elevance Health, Inc.	45,159	21,792,830
Fresenius SE & Co. KGaA (Germany)	43,200	1,311,058
Humana, Inc.	10,031	4,695,210
Medipal Holdings Corp. (Japan)	113,000	1,592,550
UnitedHealth Group, Inc.	40,563	20,834,374

		90,929,978

Hotels, Restaurants & Leisure — 0.8%
Aristocrat Leisure Ltd. (Australia)	504,575	11,936,058
Betsson AB (Sweden) (Class B Stock)*	207,400	1,257,464
Booking Holdings, Inc.*	2,453	4,290,272
Chipotle Mexican Grill, Inc.*	4,791	6,263,083

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Compass Group PLC (United Kingdom)	569,108	$11,635,493
Evolution AB (Sweden), 144A	35,376	3,210,417
Hilton Worldwide Holdings, Inc.	39,636	4,417,036
Las Vegas Sands Corp.*	187,349	6,293,053
Marriott International, Inc. (Class A Stock)	4,836	657,744

		49,960,620

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	231,000	1,284,702
Bellway PLC (United Kingdom)	55,100	1,443,175
Electrolux AB (Sweden) (Class B Stock)	113,400	1,528,802
Haseko Corp. (Japan)	158,200	1,853,315
Nikon Corp. (Japan)	123,200	1,416,614
Redrow PLC (United Kingdom)	193,000	1,150,293
Taylor Wimpey PLC (United Kingdom)	1,112,300	1,582,304
Vistry Group PLC (United Kingdom)	97,500	991,011

		11,250,216

Household Products — 0.3%
Colgate-Palmolive Co.	68,250	5,469,555
Kimberly-Clark Corp.	119,314	16,125,287

		21,594,842

Industrial Conglomerates — 0.6%
CK Hutchison Holdings Ltd. (United Kingdom)	302,500	2,066,929
General Electric Co.	407,702	25,958,386
Siemens AG (Germany)	90,193	9,155,353

		37,180,668

Insurance — 1.6%
Aegon NV (Netherlands)	574,300	2,489,467
Ageas SA/NV (Belgium)	49,300	2,166,356
AIA Group Ltd. (Hong Kong)	588,200	6,386,963
Allianz SE (Germany)	17,500	3,346,118
American International Group, Inc.	404,805	20,697,680
Aon PLC (Class A Stock)	22,421	6,046,495
Arthur J. Gallagher & Co.	6,933	1,130,356
ASR Nederland NV (Netherlands)	60,400	2,447,381
Aviva PLC (United Kingdom)	377,872	1,848,786
AXA SA (France)	125,200	2,859,616
Baloise Holding AG (Switzerland)	12,200	1,990,733
Chubb Ltd.	116,670	22,934,989
Dai-ichi Life Holdings, Inc. (Japan)	100,200	1,831,656
Helvetia Holding AG (Switzerland)	16,200	1,895,008
Intact Financial Corp. (Canada)	23,664	3,337,815
Legal & General Group PLC (United Kingdom)	686,400	1,999,635
Mapfre SA (Spain)	1,058,800	1,870,959
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,800	1,835,460
NN Group NV (Netherlands)	38,700	1,758,320
Sompo Holdings, Inc. (Japan)	44,300	1,942,323

SEE NOTES TO FINANCIAL STATEMENTS.
A6

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Swiss Life Holding AG (Switzerland)	11,300	$5,498,995
Unipol Gruppo SpA (Italy)	409,000	1,863,395
UnipolSai Assicurazioni SpA (Italy)	759,000	1,818,871

		99,997,377

Interactive Media & Services — 1.7%
Alphabet, Inc. (Class A Stock)*	27,871	60,738,155
Alphabet, Inc. (Class C Stock)*	11,555	25,275,985
Bumble, Inc. (Class A Stock)*(a)	19,077	537,018
IAC/InterActiveCorp*	22,640	1,719,961
Match Group, Inc.*	73,746	5,139,359
Meta Platforms, Inc. (Class A Stock)*	89,656	14,457,030
Snap, Inc. (Class A Stock)*	158,871	2,085,976

		109,953,484

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.*	533,228	56,634,146
Coupang, Inc. (South Korea)*(a)	125,203	1,596,338
DoorDash, Inc. (Class A Stock)*(a)	14,424	925,588
MercadoLibre, Inc. (Brazil)*	4,489	2,858,910

		62,014,982

IT Services — 1.9%
Accenture PLC (Class A Stock)	7,866	2,183,995
Adyen NV (Netherlands), 144A*	4,646	6,760,350
Affirm Holdings, Inc.*	44,597	805,422
Amadeus IT Group SA (Spain)*	209,498	11,663,018
Atos SE (France)*	30,300	406,208
Block, Inc.*	27,628	1,698,017
DTS Corp. (Japan)	83,400	1,850,771
Fiserv, Inc.*	325,674	28,975,216
Global Payments, Inc.	64,301	7,114,263
Globant SA*	12,566	2,186,484
Infosys Ltd. (India)	348,858	6,471,528
Mastercard, Inc. (Class A Stock)	68,995	21,766,542
MongoDB, Inc.*(a)	12,586	3,266,067
NS Solutions Corp. (Japan)	42,200	1,123,705
Shopify, Inc. (Canada) (Class A Stock)*(a)	6,520	203,685
Snowflake, Inc. (Class A Stock)*	9,258	1,287,417
Sopra Steria Group SACA (France)	13,500	2,014,056
Visa, Inc. (Class A Stock)(a)	110,317	21,720,314

		121,497,058

Leisure Products — 0.0%
Peloton Interactive, Inc. (Class A Stock)*(a)	160,409	1,472,555

Life Sciences Tools & Services — 1.0%
Avantor, Inc.*	144,349	4,489,254
Danaher Corp.	43,211	10,954,853
ICON PLC (Ireland)*	64,750	14,031,325
Lonza Group AG (Switzerland)	17,910	9,539,273
Sartorius Stedim Biotech (France)	16,410	5,162,489
Thermo Fisher Scientific, Inc.	34,973	19,000,131

		63,177,325

	Shares	Value

COMMON STOCKS (continued)
Machinery — 0.8%
Atlas Copco AB (Sweden) (Class A Stock)	524,107	$4,901,966
Cummins, Inc.	83,373	16,135,177
Daimler Truck Holding AG (Germany)*	35,050	915,716
Fuji Corp. (Japan)	83,800	1,231,428
Hong Leong Asia Ltd. (Singapore)	377,000	202,391
Husqvarna AB (Sweden) (Class B Stock)	151,700	1,115,358
Illinois Tool Works, Inc.	18,091	3,297,085
Indutrade AB (Sweden)	110,046	2,007,752
Ingersoll Rand, Inc.	98,854	4,159,776
Rational AG (Germany)	3,895	2,261,523
SKF AB (Sweden) (Class B Stock)	184,200	2,715,310
Spirax-Sarco Engineering PLC (United Kingdom)	25,394	3,059,397
Sumitomo Heavy Industries Ltd. (Japan)	99,100	2,196,765
Tsubakimoto Chain Co. (Japan)	74,400	1,661,379
Valmet OYJ (Finland)	91,800	2,250,345
Vesuvius PLC (United Kingdom)	152,000	564,175
Volvo AB (Sweden) (Class B Stock)	285,200	4,430,372

		53,105,915

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,200	2,808,647
D/S Norden A/S (Denmark)	90,500	3,138,832
DFDS A/S (Denmark)	28,000	850,731

		6,798,210

Media — 0.5%
Charter Communications, Inc. (Class A Stock)*	9,428	4,417,301
Comcast Corp. (Class A Stock)	248,610	9,755,456
News Corp. (Class A Stock)	822,659	12,817,027
Nippon Television Holdings, Inc. (Japan)	193,400	1,719,062
Reach PLC (United Kingdom)	132,014	160,927
SKY Perfect JSAT Holdings, Inc. (Japan)	426,900	1,697,753
Telenet Group Holding NV (Belgium)	57,600	1,196,227

		31,763,753

Metals & Mining — 0.4%
Anglo American PLC (South Africa)	131,800	4,714,061
Aurubis AG (Germany)	22,500	1,528,498
Bekaert SA (Belgium)	63,500	2,066,058
BHP Group Ltd. (Australia)	126,400	3,587,388
Boliden AB (Sweden)	75,000	2,382,613
Fortescue Metals Group Ltd. (Australia)	276,700	3,335,647
Perenti Global Ltd. (Australia)	963,600	434,652
Rio Tinto Ltd. (Australia)	67,500	4,789,898
St. Barbara Ltd. (Australia)	859,100	436,649

		23,275,464

Multiline Retail — 0.3%
Dollar General Corp.	24,695	6,061,141
Dollar Tree, Inc.*	11,491	1,790,872

SEE NOTES TO FINANCIAL STATEMENTS.
A7

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Multiline Retail (cont’d.)
Dollarama, Inc. (Canada)	69,903	$4,025,179
Harvey Norman Holdings Ltd. (Australia)	846,200	2,166,527
Kohl’s Corp.(a)	114,670	4,092,572

		18,136,291

Multi-Utilities — 0.5%
A2A SpA (Italy)	1,409,600	1,791,951
Ameren Corp.	135,758	12,267,093
Sempra Energy	136,114	20,453,851

		34,512,895

Oil, Gas & Consumable Fuels — 2.1%
Beach Energy Ltd. (Australia)	1,780,300	2,110,463
Chesapeake Energy Corp.(a)	21,889	1,775,198
Chesapeake Energy Corp. Backstop Commitment	424	34,386
ConocoPhillips	150,121	13,482,367
EOG Resources, Inc.	15,651	1,728,497
Equinor ASA (Norway)	103,600	3,615,276
Exxon Mobil Corp.	160,584	13,752,414
Hess Corp.	17,150	1,816,871
Neste OYJ (Finland)	137,595	6,095,652
New Hope Corp. Ltd. (Australia)(a)	659,000	1,576,631
OMV AG (Austria)	69,600	3,272,500
Reliance Industries Ltd. (India)*	459,439	15,132,533
Repsol SA (Spain)(a)	334,800	4,917,553
Shell PLC (Netherlands)	468,600	12,097,584
TC Energy Corp. (Canada)	263,936	13,674,524
TotalEnergies SE (France)	157,400	8,286,650
TotalEnergies SE (France), ADR(a)	589,648	31,039,071
Woodside Energy Group Ltd. (Australia)	22,840	501,355

		134,909,525

Paper & Forest Products — 0.0%
Lee & Man Paper Manufacturing Ltd. (China)	2,829,000	1,215,758

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	24,858	6,330,587
L’Oreal SA (France)	16,516	5,708,186

		12,038,773

Pharmaceuticals — 2.5%
AstraZeneca PLC (United Kingdom)	90,974	11,967,796
Bayer AG (Germany)	48,400	2,877,869
Bristol-Myers Squibb Co.	155,486	11,972,422
Daiichi Sankyo Co. Ltd. (Japan), ADR(a)	67,160	1,706,536
Elanco Animal Health, Inc.*	287,384	5,641,348
Euroapi SA (France)*	3,677	58,467
GSK PLC	592,300	12,758,250
Ipsen SA (France)	23,900	2,250,363
Johnson & Johnson	141,201	25,064,590
Merck & Co., Inc.	173,504	15,818,360
Novartis AG (Switzerland)	170,800	14,434,849

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark) (Class B Stock)	88,517	$9,847,599
Ono Pharmaceutical Co. Ltd. (Japan)	88,400	2,263,274
Pfizer, Inc.	231,866	12,156,734
Roche Holding AG	33,000	11,012,725
Sanofi (France)	84,600	8,503,190
Sawai Group Holdings Co. Ltd. (Japan)	39,600	1,200,145
Teva Pharmaceutical Industries Ltd. (Israel)*	257,900	1,948,904
Towa Pharmaceutical Co. Ltd. (Japan)	98,400	1,784,710
UCB SA (Belgium)	17,200	1,453,674
Zoetis, Inc.	35,627	6,123,925

		160,845,730

Professional Services — 0.5%
Adecco Group AG (Switzerland)	68,100	2,311,535
Clarivate PLC*(a)	116,880	1,619,957
CoStar Group, Inc.*	54,868	3,314,576
Equifax, Inc.	17,814	3,256,043
Experian PLC (United Kingdom)	205,738	6,018,002
Nihon M&A Center Holdings, Inc. (Japan)	189,500	2,011,348
Teleperformance (France)	12,417	3,831,017
TransUnion	48,119	3,849,039
Verisk Analytics, Inc.	38,383	6,643,713

		32,855,230

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	8,126	598,155
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,372,758
Daito Trust Construction Co. Ltd. (Japan)	17,200	1,483,452
Daiwa House Industry Co. Ltd. (Japan)	70,000	1,628,265
Howard Hughes Corp. (The)*	13,693	931,809
Nexity SA (France)	29,500	790,631
Nomura Real Estate Holdings, Inc. (Japan)	47,500	1,160,285

		7,965,355

Road & Rail — 0.4%
Aurizon Holdings Ltd. (Australia)	886,900	2,328,280
Canadian National Railway Co. (Canada)	110,760	12,458,779
Canadian Pacific Railway Ltd. (Canada)(a)	47,581	3,323,057
Go-Ahead Group PLC (The) (United Kingdom)*	96,500	1,857,641
Old Dominion Freight Line, Inc.	4,720	1,209,642
Sankyu, Inc. (Japan)	46,800	1,344,777
Seino Holdings Co. Ltd. (Japan)	146,500	1,171,465

		23,693,641

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.*	37,700	2,882,919
Applied Materials, Inc.	63,839	5,808,072
ASML Holding NV (Netherlands) (XAMS)	16,737	7,965,902

SEE NOTES TO FINANCIAL STATEMENTS.
A8

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands) (XNGS)	20,314	$9,667,026
Infineon Technologies AG (Germany)	235,083	5,710,911
Lam Research Corp.	8,500	3,622,275
NVIDIA Corp.	97,084	14,716,964
NXP Semiconductors NV (China)	21,342	3,159,256
QUALCOMM, Inc.	192,533	24,594,165
Siltronic AG (Germany)	20,200	1,504,983
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	534,000	8,542,639
Texas Instruments, Inc.	74,371	11,427,104
Tokyo Seimitsu Co. Ltd. (Japan)	41,900	1,371,300

		100,973,516

Software — 3.5%
Adobe, Inc.*	39,382	14,416,175
Atlassian Corp. PLC (Class A Stock)*	48,099	9,013,753
Autodesk, Inc.*	15,669	2,694,441
Black Knight, Inc.*	17,204	1,124,970
Cadence Design Systems, Inc.*	25,297	3,795,309
Citrix Systems, Inc.	84,491	8,209,990
Dassault Systemes SE (France)	87,301	3,213,088
Fortinet, Inc.*(a)	112,675	6,375,151
HashiCorp, Inc. (Class A Stock)*(a)	8,905	262,163
Intuit, Inc.	61,654	23,763,918
Micro Focus International PLC (United Kingdom)	230,000	779,269
Microsoft Corp.	437,233	112,294,551
Roper Technologies, Inc.	5,527	2,181,231
Salesforce, Inc.*	79,676	13,149,727
SentinelOne, Inc. (Class A Stock)*	62,673	1,462,161
ServiceNow, Inc.*	25,375	12,066,320
Synopsys, Inc.*	25,388	7,710,336
Trade Desk, Inc. (The) (Class A Stock)*	29,417	1,232,278

		223,744,831

Specialty Retail — 0.6%
Best Buy Co., Inc.(a)	92,400	6,023,556
Carvana Co.*(a)	34,594	781,133
DCM Holdings Co. Ltd. (Japan)	222,400	1,699,671
EDION Corp. (Japan)	185,400	1,738,904
Geo Holdings Corp. (Japan)	60,600	551,535
Kingfisher PLC (United Kingdom)	733,200	2,176,848
K’s Holdings Corp. (Japan)	114,600	1,115,420
Ross Stores, Inc.	79,659	5,594,452
Super Retail Group Ltd. (Australia)	335,300	1,961,899
TJX Cos., Inc. (The)	268,630	15,002,985

		36,646,403

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	347,009	47,443,070
Brother Industries Ltd. (Japan)	116,600	2,046,385

		49,489,455

Textiles, Apparel & Luxury Goods — 0.5%
Kering SA (France)	5,400	2,778,735
Lululemon Athletica, Inc.*	35,948	9,799,784

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	18,137	$11,059,084
NIKE, Inc. (Class B Stock)	49,367	5,045,307
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,055,500	1,383,141

		30,066,051

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	237,436	6,551,275
Paragon Banking Group PLC (United Kingdom)	358,700	2,140,079

		8,691,354

Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	151,400	6,479,516
Imperial Brands PLC (United Kingdom)	143,400	3,207,169
Philip Morris International, Inc.	152,882	15,095,569

		24,782,254

Trading Companies & Distributors — 0.4%
Ashtead Group PLC (United Kingdom)	112,800	4,714,240
Bunzl PLC (United Kingdom)	250,312	8,273,269
ITOCHU Corp. (Japan)	72,100	1,953,002
Kanamoto Co. Ltd. (Japan)	92,800	1,314,983
Marubeni Corp. (Japan)	212,300	1,911,405
Mitsui & Co. Ltd. (Japan)	119,600	2,637,010
Rexel SA (France)*	124,900	1,919,597
Sojitz Corp. (Japan)	149,200	2,112,205

		24,835,711

Transportation Infrastructure — 0.0%
Kamigumi Co. Ltd. (Japan)	81,700	1,577,845
Shenzhen International Holdings Ltd. (China)	636,000	626,180

		2,204,025

Wireless Telecommunication Services — 0.1%
Freenet AG (Germany)	65,911	1,636,812
KDDI Corp. (Japan)	113,100	3,571,270

		5,208,082

TOTAL COMMON STOCKS (cost $2,872,238,693)		2,922,152,449

EXCHANGE-TRADED FUNDS — 5.5%
Energy Select Sector SPDR Fund	170,597	12,199,392
iShares 1-3 Year Treasury Bond ETF(a)	7,065	584,911
iShares Core U.S. Aggregate Bond ETF(a)	901,641	91,678,857
iShares Floating Rate Bond ETF	549,679	27,439,976
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	374,151	41,167,835
iShares Russell 1000 Growth ETF(a)	157,569	34,460,340
iShares Russell 1000 Value ETF(a)	236,931	34,347,887

SEE NOTES TO FINANCIAL STATEMENTS.
A9

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

EXCHANGE-TRADED FUNDS (continued)
iShares S&P Small-Cap 600 Value ETF(a)	30,962	$2,756,547
iShares TIPS Bond ETF(a)	305,457	34,794,607
Vanguard Real Estate ETF(a)	483,529	44,054,327
Vanguard Total International Bond ETF(a)	560,010	27,742,895

TOTAL EXCHANGE-TRADED FUNDS (cost $401,675,849)		351,227,574

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	22,100	1,458,034

Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	15,000	373,500

Electric Utilities — 0.1%
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	76,073	4,030,348

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	45,946	2,272,489

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	9,249	296,338

TOTAL PREFERRED STOCKS (cost $8,424,561)		8,430,709

	Units

WARRANTS* — 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^	262,713	26

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 3.5%
Automobiles — 0.1%
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	2,641,333

Collateralized Loan Obligations — 2.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.813%(c)	10/20/34	4,000	3,782,703
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	10/17/32	3,000	2,921,103
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.313%(c)	01/20/34	4,700	4,562,131

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.214%(c)	10/15/34		4,525	$4,366,700
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.598%(c)	08/20/32		7,500	7,306,918
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	04/15/32		6,750	6,597,034
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
2.403%(c)	07/20/32		2,430	2,380,479
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
1.348%(c)	01/25/33		7,000	6,799,303
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	07/20/34		2,750	2,647,051
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.103%(c)	04/20/31		2,500	2,445,563
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	07/15/34		3,000	2,890,339
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
2.253%(c)	07/20/34		8,750	8,423,813
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	4,750	4,825,431
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	07/15/29		479	474,786
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.286%(c)	01/22/31		2,000	1,966,259
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
2.455%(c)	04/15/33		2,750	2,688,799
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.214%(c)	04/25/31		4,988	4,891,790

SEE NOTES TO FINANCIAL STATEMENTS.
A10

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34		4,375	$4,206,854
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.213%(c)	07/20/31		1,200	1,177,530
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.011%(c)	10/12/30		2,000	1,966,959
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.794%(c)	10/15/34		5,250	4,932,052
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.386%(c)	10/22/30		3,925	3,873,955
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.124%(c)	04/17/31		9,359	9,153,156
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.113%(c)	04/20/31		3,000	2,932,973
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.813%(c)	10/20/34		4,100	3,892,232
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
2.383%(c)	10/20/32		9,750	9,586,741
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	4,989	5,146,802
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.364%(c)	07/25/34		2,000	1,926,456
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.223%(c)	07/20/34		3,250	3,147,890
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.273%(c)	10/20/34		4,000	3,871,958
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.154%(c)	04/25/31		3,000	2,929,487
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.124%(c)	10/17/32		4,500	4,371,844

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.194%(c)	01/17/31	3,750	$3,684,809
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.374%(c)	07/20/32	4,025	3,926,223

			140,698,123

Home Equity Loans — 0.4%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
2.404%(c)	04/25/34	611	575,295
Series 2005-WF01, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
2.314%(c)	05/25/35	423	422,297
Asset-Backed Funding Certificates Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.324%(c)	06/25/34	35	33,561
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.224%(c)	10/25/34	259	258,147
Series 2006-OPT02, Class A2, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.764%(c)	10/25/36	1,971	1,824,224
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2005-HE04, Class M7, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
3.469%(c)	05/25/35	1,424	1,371,623
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
1.914%(c)	09/25/36	460	448,356
Series 2007-AHL01, Class A2C, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)
2.044%(c)	12/25/36	2,884	2,830,639
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
2.314%(c)	10/25/35	400	373,941
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 0.070% (Cap N/A, Floor 0.070%)
1.694%(c)	08/25/37	734	408,363
Home Equity Asset Trust,
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
2.479%(c)	08/25/34	115	112,205
Series 2005-02, Class M6, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.824%(c)	07/25/35	2,000	1,929,925
Series 2005-08, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
2.299%(c)	02/25/36	737	715,266

SEE NOTES TO FINANCIAL STATEMENTS.
A11

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Series 2005-09, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
2.239%(c)	04/25/36	969	$954,572
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC03, Class A3, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
1.844%(c)	08/25/36	45	33,094
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
2.284%(c)	01/25/35	602	582,863
Series 2007-HE05, Class A2C, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
1.874%(c)	03/25/37	3,248	1,530,079
Series 2007-HE06, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
1.684%(c)	05/25/37	15	12,808
New Century Home Equity Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.765%)
2.389%(c)	02/25/35	495	471,605
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
2.284%(c)	11/25/35	3,000	2,797,261
Series 2006-WF01, Class M2, 1 Month LIBOR + 0.435% (Cap N/A, Floor 0.435%)
2.059%(c)	03/25/36	429	420,108
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705% (Cap 11.000%, Floor 0.705%)
2.329%(c)	01/25/36	169	168,115
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
2.479%(c)	11/25/34	487	464,175
Series 2006-01, Class M1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
2.164%(c)	01/25/36	1,800	1,676,299
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	513	248,114
Residential Asset Securities Trust,
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.660% (Cap 14.000%, Floor 0.660%)
2.284%(c)	11/25/35	475	470,985
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
2.119%(c)	04/25/36	202	199,059
Series 2006-KS07, Class M1, 1 Month LIBOR + 0.280% (Cap 14.000%, Floor 0.280%)
1.904%(c)	09/25/36	2,200	2,124,503
Soundview Home Loan Trust,
Series 2007-OPT01, Class 2A3, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
1.834%(c)	06/25/37	2,950	2,111,917

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
2.564%(c)	11/25/33	39	$35,885

			25,605,284

Residential Mortgage-Backed Securities — 0.8%
Carrington Mortgage Loan Trust,
Series 2006-FRE01, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
1.874%(c)	04/25/36	2,460	2,126,422
C-BASS Trust,
Series 2006-CB09, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
1.684%(c)	11/25/36	16	7,664
Citigroup Mortgage Loan Trust,
Series 2007-WFH02, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
2.299%(c)	03/25/37	8,000	7,823,251
Countrywide Asset-Backed Certificates,
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
2.364%(c)	08/25/47	877	839,541
Countrywide Asset-Backed Certificates Trust,
Series 2004-ECC01, Class M2, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.674%(c)	09/25/34	165	164,502
Series 2005-11, Class MV3, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
2.419%(c)	02/25/36	50	49,837
Series 2005-17, Class MV1, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
2.314%(c)	05/25/36	1,073	1,064,644
Series 2006-11, Class 3AV3, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
1.884%(c)	09/25/46	1,100	1,051,090
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.764%(c)	06/25/37	1,621	1,485,235
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
1.744%(c)	07/25/37	28	19,440
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
6.184%	12/25/36	34	8,562
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.724%(c)	05/25/37	111	107,632
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.380% (Cap 12.250%, Floor 0.380%)
2.004%(c)	05/25/36	1,312	940,904
First Franklin Mortgage Loan Trust,
Series 2004-FF10, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)
2.899%(c)	07/25/34	852	838,367

SEE NOTES TO FINANCIAL STATEMENTS.
A12

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-FF05, Class 2A4, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
2.104%(c)	04/25/36	1,100	$1,005,182
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115% (Cap N/A, Floor 0.000%)
1.739%(c)	07/25/36	1,366	1,267,619
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
1.934%(c)	07/25/36	578	550,148
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
2.359%(c)	09/25/35	72	70,781
Series 2006-NC02, Class A2B, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.804%(c)	06/25/36	977	590,151
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.774%(c)	12/25/46	1,802	943,490
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
1.834%(c)	10/25/36	33	32,578
Series 2007-CH01, Class MV6, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.174%(c)	11/25/36	7,700	7,534,875
Lehman XS Trust,
Series 2007-20N, Class A1, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
2.774%(c)	12/25/37	1,009	1,033,686
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
2.404%(c)	08/25/35	2,000	1,946,667
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
1.784%(c)	09/25/37	3	1,882
Series 2007-HE02, Class A2A, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
1.864%(c)	02/25/37	9	3,069
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.524%(c)	05/25/34	2,000	1,869,693
Series 2005-WMC01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
2.404%(c)	01/25/35	1,374	1,333,952
Series 2006-WMC02, Class A2FP, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
1.724%(c)	07/25/36	35	14,417
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
1.674%(c)	11/25/36	1	293

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month LIBOR + 0.720% (Cap 10.000%, Floor 0.720%)
2.344%(c)	05/25/35	451	$433,301
Series 2005-01, Class M3, 1 Month LIBOR + 0.780% (Cap 10.000%, Floor 0.780%)
2.404%(c)	05/25/35	772	643,828
Series 2006-02, Class M1, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
1.914%(c)	09/25/36	3,000	2,862,862
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
1.934%(c)	09/25/37	349	334,001
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-OP02, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
2.299%(c)	10/25/35	1,242	1,207,475
Series 2007-BR05, Class A2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
1.754%(c)	05/25/37	140	110,207
Series 2007-HE01, Class A2A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
1.744%(c)	12/25/36	56	15,523
Series 2007-NC01, Class A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
1.754%(c)	12/25/36	4,464	4,122,330
Series 2007-NC01, Class A2A, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
1.674%(c)	12/25/36	1	832
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
2.464%(c)	08/25/35	2,200	2,046,867
Series 2006-NLC01, Class A1, 144A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
1.684%(c)	11/25/36	21	6,950
Structured Asset Investment Loan Trust,
Series 2005-06, Class M3, 1 Month LIBOR + 0.810% (Cap N/A, Floor 0.810%)
2.434%(c)	07/25/35	3,000	2,882,619
Washington Mutual Asset-Backed Certificates Trust,
Series 2006-HE05, Class 2A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
1.684%(c)	10/25/36	59	26,061
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
1.874%(c)	04/25/37	3,541	1,473,200

			50,891,630

Student Loans — 0.0%
SLM Student Loan Trust,
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
1.734%(c)	10/25/64	748	725,159

SEE NOTES TO FINANCIAL STATEMENTS.
A13

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SMB Private Education Loan Trust,
Series 2022-B, Class A1B, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
1.830%(c)	02/16/55		1,600	$1,591,760

				2,316,919

TOTAL ASSET-BACKED SECURITIES (cost $227,427,525)				222,153,289

BANK LOANS — 0.1%
Chemicals — 0.0%
TPC Group, Inc.,
Term Loan, Term SOFR + 10.000%
11.241%(c)	05/31/23^		18	17,670

Media — 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, Term SOFR + 8.000%
9.181%(c)	05/25/26		73	71,817
Second Lien Term Loan, Term SOFR + 3.250%
4.431%(c)	08/24/26		375	86,535

				158,352

Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.021%(c)	11/01/25		101	106,050

Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	863	811,665
Term B, SONIA + 4.869%
5.810%(c)	02/06/25	GBP	383	412,221
EG Group Ltd. (United Kingdom),
Term Loan, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)
7.000%(c)	04/30/27	EUR	2,400	2,100,092

				3,323,978

Telecommunications — 0.0%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
3.916%(c)	03/15/27		903	827,236
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
4.916%(c)	05/27/24		889	778,098

				1,605,334

TOTAL BANK LOANS (cost $6,627,581)				5,211,384

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2021-JACX, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.374%(c)	09/15/38		2,400	2,320,776

Interest Rate	Maturity Date		Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust,
Series 2021-21M, Class A, 144A, 1 Month LIBOR + 0.730% (Cap N/A, Floor 0.730%)
2.054%(c)	10/15/36			2,200	$2,091,671
DROP Mortgage Trust,
Series 2021-FILE, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.470%(c)	10/15/43			1,700	1,640,225
European Loan Conduit No. 36 DAC (Ireland),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
1.000%(c)	02/17/30		EUR	796	828,670
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class A3
2.773%	11/10/45			1,073	1,071,351
Series 2012-GCJ09, Class XA, IO
2.039%(cc)	11/10/45			1,763	640
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 2.450%)
2.774%(c)	12/15/31			1,909	1,888,425
Manhattan West Mortgage Trust,
Series 2020-01MW, Class A, 144A
2.130%	09/10/39			2,300	2,022,564
PFP Ltd.,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.509%(c)	08/09/37			1,000	962,202
Ready Capital Mortgage Financing LLC,
Series 2021-FL06, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.574%(c)	07/25/36			2,299	2,180,024
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53		CAD	604	464,696
SFO Commercial Mortgage Trust,
Series 2021-555, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.474%(c)	05/15/38			3,600	3,437,279
STWD Mortgage Trust (Cayman Islands),
Series 2021-HTS, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.374%(c)	04/15/34			2,000	1,939,987
Wells Fargo Commercial Mortgage Trust,
Series 2022-ONL, Class A, 144A
3.862%	12/15/39			1,900	1,803,437

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $23,682,886)					22,651,947

CORPORATE BONDS — 5.1%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24			1,139	1,068,452
7.500%	03/15/25			780	705,073
7.875%	04/15/27	(a)		2,025	1,685,447

SEE NOTES TO FINANCIAL STATEMENTS.
A14

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23	(a)		400	$374,858

					3,833,830

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28			791	708,690
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28			5,001	4,073,292
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26			565	501,110
4.625%	04/15/29			140	118,719

					5,401,811

Auto Manufacturers — 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43			1,525	1,087,049
5.291%	12/08/46			4,225	3,247,797
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28			200	161,271
2.979%	08/03/22	(a)		1,400	1,400,000
3.350%	11/01/22			500	499,458
3.370%	11/17/23			700	682,072
3.375%	11/13/25	(a)		700	630,230
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.420%
0.092%(c)	12/07/22		EUR	500	519,337
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
2.450%	09/15/28			500	406,950
2.600%	09/28/22			100	99,738
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.522%	09/17/25			300	284,101
4.345%	09/17/27			2,400	2,196,885
4.810%	09/17/30			300	265,390
Volkswagen International Finance NV (Germany),
Gtd. Notes, 3 Month EURIBOR + 1.550%
1.144%(c)	11/16/24		EUR	500	535,263

					12,015,541

Auto Parts & Equipment — 0.0%
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26			1,175	563,652
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27			650	565,364
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27		EUR	100	81,532

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27	(a)		1,100	$991,280

					2,201,828

Banks — 2.2%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23			400	400,340
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
0.875%	10/08/27		EUR	1,300	1,290,200
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25		EUR	500	466,317
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	09/24/23	(oo)	EUR	400	402,806
Banco de Sabadell SA (Spain),
Sr. Unsec’d. Notes
1.125%(ff)	03/11/27		EUR	100	96,045
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25	(a)		2,200	2,102,270
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26			200	179,940
3.848%	04/12/23			600	599,675
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22			400	399,704
4.500%	09/24/24	(a)		5,100	5,048,494
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28	(oo)		1,700	1,507,726
Sr. Unsec’d. Notes
2.551%(ff)	02/04/28			600	546,006
2.972%(ff)	02/04/33			600	511,420
Sr. Unsec’d. Notes, MTN
4.376%(ff)	04/27/28	(a)		400	394,126
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.125%(ff)	12/15/25	(a)(oo)		800	744,906
Sr. Unsec’d. Notes, 3 Month BBSW + 1.800%
3.505%(c)	06/15/23		AUD	1,500	1,041,598
Sr. Unsec’d. Notes
4.375%	01/12/26			700	691,569
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.675%(ff)	06/30/27			900	793,640
2.591%(ff)	01/20/28			2,000	1,801,074
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.045%(ff)	10/19/27			600	529,400
China Development Bank (China),
Unsec’d. Notes, Series 1715
4.240%	08/24/27		CNH	102,200	16,207,570

SEE NOTES TO FINANCIAL STATEMENTS.
A15

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)		1,635	$1,350,587
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
3.010%(c)	09/01/23			1,500	1,498,197
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28			1,200	1,112,082
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
3.057%(c)	09/26/23			1,400	1,404,826
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28			900	854,762
3.758%(ff)	04/06/33			300	270,219
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%(ff)	07/29/22	(oo)		900	899,718
Jr. Sub. Notes, 144A
6.250%(ff)	12/18/24	(oo)		1,000	912,789
6.375%(ff)	08/21/26	(oo)		200	165,926
7.500%(ff)	07/17/23	(oo)		1,400	1,291,967
Sr. Unsec’d. Notes, 144A
4.194%(ff)	04/01/31			400	355,191
4.207%(ff)	06/12/24			1,728	1,709,150
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22			3,350	3,353,240
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24			2,400	2,319,274
3.035%(ff)	05/28/32			1,050	831,005
3.300%	11/16/22			3,400	3,395,145
3.547%(ff)	09/18/31			1,425	1,189,919
3.961%(ff)	11/26/25			2,500	2,421,850
Sr. Unsec’d. Notes, EMTN
2.625%	02/12/26		EUR	1,100	1,109,538
Sub. Notes
3.729%(ff)	01/14/32			1,400	1,050,341
5.882%(ff)	07/08/31	(a)		800	731,452
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23			500	499,782
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26	(oo)		365	285,083
Sr. Unsec’d. Notes, SOFR + 1.120%
2.412%(c)	02/24/28			3,200	3,075,381
Sr. Unsec’d. Notes
3.615%(ff)	03/15/28			1,900	1,800,346
4.223%(ff)	05/01/29			200	191,975
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.871%(ff)	11/22/32	(a)		4,200	3,440,312
4.041%(ff)	03/13/28			200	189,976
4.583%(ff)	06/19/29			500	481,557
4.950%	03/31/30			300	296,229

Interest Rate	Maturity Date		Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Banks (cont’d.)
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22			900		$899,166
ING Groep NV (Netherlands),
Jr. Sub. Notes
3.875%(ff)	05/16/27(oo	)		800		580,825
Jr. Sub. Notes, Series NC10
4.250%(ff)	05/16/31(oo	)		200		137,055
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.285%(c)	10/02/23			1,600		1,598,519
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.323%(ff)	04/26/28			2,500		2,461,681
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	06/27/25(oo	)	EUR	200		196,491
Sr. Unsec’d. Notes
3.574%(ff)	11/07/28			900		842,722
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.241%(ff)	07/10/24			3,500		3,401,882
3.922%(ff)	09/11/24			1,100		1,097,620
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
2.721%(c)	09/11/24			1,700		1,699,838
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
5.125%(ff)	05/12/27(oo	)	GBP	1,500		1,542,928
8.000%(ff)	08/10/25(oo	)		1,100		1,091,564
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
3.747%(c)	06/25/24			700		701,260
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24			500		497,775
5.076%(ff)	01/27/30			2,800		2,742,524
Nykredit Realkredit A/S (Denmark),
Covered Bonds, Series 01E
0.500%	10/01/43		DKK	10,735		1,218,926
1.000%	10/01/53		DKK	26,572		2,918,341
1.000%	10/01/53		DKK	898		92,637
1.500%	10/01/50		DKK	—(r	)	—
1.500%	10/01/50		DKK	—(r	)	—
2.500%	10/01/47		DKK	1		119
Covered Bonds, Series 01EE
1.000%	10/01/50		DKK	88,142		9,230,672
1.500%	10/01/53		DKK	17,781		2,058,600
1.500%	10/01/53		DKK	11,845		1,303,998
Covered Bonds, Series CCE
1.000%	10/01/50		DKK	84,432		9,328,236
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24			2,700		2,701,460
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23			1,000		20,000
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26			400		352,816
2.797%(ff)	01/19/28			600		535,893

SEE NOTES TO FINANCIAL STATEMENTS.
A16

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.889%(ff)	06/09/32			700	$559,345
3.337%(ff)	01/21/33			1,000	818,851
4.677%	06/15/27			1,800	1,788,427
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23			2,300	2,282,211
1.822%(ff)	11/23/25			1,000	929,036
2.678%(ff)	06/29/32			500	401,258
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	03/10/27			400	375,669
UBS AG (Switzerland),
Sub. Notes
5.125%	05/15/24			1,300	1,297,916
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.488%(ff)	05/12/26			400	398,484
4.751%(ff)	05/12/28			300	296,814
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23			6,200	6,429,965
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26	(oo)		2,200	1,896,429

					140,970,598

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28			850	771,579
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30			775	612,993

					1,384,572

Chemicals — 0.0%
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26		EUR	1,700	1,501,103
OCP SA (Morocco),
Sr. Unsec’d. Notes
5.125%	06/23/51			300	198,786
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	(d)		375	204,995
10.875%	08/01/24	(d)		92	91,303

					1,996,187

Commercial Services — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26			585	536,478
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26			848	838,361

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32			25	$20,558
3.875%	02/15/31	(a)		375	316,746
5.250%	01/15/30			1,100	1,020,963

					2,733,106

Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
6.020%	06/15/26			300	311,158
NetApp, Inc.,
Sr. Unsec’d. Notes
3.250%	12/15/22			1,000	999,067

					1,310,225

Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital UK PLC,
Gtd. Notes, 144A
3.125%	03/24/25			900	877,719

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26			700	609,386
3.000%	10/29/28			800	673,023
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27			6	4,933
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
0.750%	03/18/24			300	287,708
Doric Nimrod Air Alpha 2013-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25			276	272,661
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24			117	115,700
Jyske Realkredit A/S (Denmark),
Covered Bonds, Series 111E
2.500%	10/01/47		DKK	1	99
Covered Bonds, Series CCE
0.500%	10/01/43		DKK	3,490	397,014
1.000%	10/01/50		DKK	26,766	2,959,614
1.000%	10/01/50		DKK	25,889	2,708,050
1.000%	10/01/53		DKK	10,607	1,091,791
1.500%	10/01/53		DKK	3,069	354,548
1.500%	10/01/53		DKK	3,588	394,473
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	11/16/09	(d)		400	1,600
2.907%	12/23/08	(d)		200	800
5.625%	01/24/13	(d)		1,700	6,800
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
6.125%	10/31/22			1,100	1,097,068

SEE NOTES TO FINANCIAL STATEMENTS.
A17

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28			745	$598,968
6.000%	01/15/27			225	195,486
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.329%	01/22/27			600	531,144
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.500%	10/01/53		DKK	12,800	1,408,128
1.500%	10/01/53		DKK	1,800	189,222
2.000%	10/01/53		DKK	1,800	206,319
Covered Bonds, Series CC2
0.500%	10/01/43		DKK	1,502	171,326
1.000%	10/01/50		DKK	33,149	3,675,719
1.000%	10/01/50		DKK	42,234	4,428,609
1.500%	10/01/53		DKK	5,842	674,887
2.500%	10/01/47		DKK	—(r)	34
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28			400	306,088
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	10/01/53		DKK	29,976	3,096,689
1.000%	10/01/53		DKK	2,855	312,225
Covered Bonds, Series 23S
1.500%	10/01/53		DKK	4,847	561,393
Covered Bonds, Series 23S, MTN
2.500%	04/01/47		DKK	9	1,200
Covered Bonds, Series 27S
1.500%	10/01/53		DKK	2,096	230,710
Covered Bonds, Series 28S
2.000%	10/01/53		DKK	2,997	343,496
Covered Bonds, Series CCS
1.000%	10/01/50		DKK	30,986	3,419,854
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22			1,100	1,088,811
Swiss Insured Brazil Power Finance Sarl (Brazil),
Sr. Sec’d. Notes, 144A
9.850%	07/16/32		BRL	14,964	2,594,158

					35,009,734

Electric — 0.3%
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30			1,800	1,475,256
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29			500	415,330
5.000%	02/01/31			925	762,715
5.125%	03/15/28	(a)		700	620,777
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28			1,700	1,430,007

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		280	$259,600
Israel Electric Corp. Ltd. (Israel),
Unsec’d. Notes, 144A, GMTN
3.750%	02/22/32		800	714,305
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24		700	704,054
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		550	505,570
Gtd. Notes, 144A
3.375%	02/15/29		100	80,820
3.625%	02/15/31		1,175	924,628
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		100	83,987
2.950%	03/01/26		100	90,554
3.150%	01/01/26		100	91,095
3.450%	07/01/25		100	93,922
3.950%	12/01/47		100	69,566
4.000%	12/01/46		100	69,649
4.400%	03/01/32		500	433,389
4.500%	07/01/40		100	77,478
4.550%	07/01/30		300	266,329
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49		3,800	2,967,391
Sr. Unsec’d. Notes, 144A, MTN
5.250%	10/24/42		300	257,473
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30		2,100	1,788,209
Southern California Edison Co.,
First Mortgage
0.700%	04/03/23		700	684,821
1.100%	04/01/24		200	190,250
First Mortgage, SOFR + 0.830%
2.343%(c)	04/01/24	(a)	300	294,913
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(oo)	375	341,250
8.000%(ff)	10/15/26	(oo)	1,375	1,319,472
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		965	874,699

				17,887,509

Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26		234	155,623
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	264,571

				420,194

SEE NOTES TO FINANCIAL STATEMENTS.
A18

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29			225	$181,995
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26		GBP	2,300	2,179,109
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27		GBP	1,200	1,008,910
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.650%	03/15/23	(a)		887	886,653
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30			300	260,993
4.375%	01/31/32			300	260,884
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27		GBP	1,500	1,387,722

					6,166,266

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26			700	655,613

Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29			225	191,807
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29			150	124,675

					316,482

Healthcare-Services — 0.0%
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	(a)		400	344,197

Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
(Canada),
Gtd. Notes, 144A
4.875%	02/15/30			985	716,893
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30			925	682,035
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30			230	190,921

					1,589,849

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25			145	143,024

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance — 0.0%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27			500	$470,748
Doctors Co. An Interinsurance Exchange (The),
Sub. Notes, 144A
4.500%	01/18/32			200	173,379
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28		EUR	1,100	1,069,054
GA Global Funding Trust,
Sec’d. Notes, 144A
2.250%	01/06/27			500	448,640

					2,161,821

Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.625%	07/06/27			2,000	1,927,558
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
1.207%	01/19/26		EUR	1,100	1,003,778
3.257%	01/19/27			2,400	2,090,110
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.240%	06/03/50			1,250	869,089
3.975%	04/11/29			2,000	1,898,860

					7,789,395

Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.300%	10/01/23			400	387,013
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25			500	421,183
5.400%	08/08/28			1,100	846,578

					1,654,774

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31			900	739,067
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.950%	06/30/62			700	466,566
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31			690	512,012
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	(a)		700	468,867
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27			230	27,493
Sec’d. Notes, 144A
5.375%	08/15/26			300	76,545

SEE NOTES TO FINANCIAL STATEMENTS.
A19

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23			53	$52,671
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28	(a)		300	204,049
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40			700	597,750
3.600%	01/13/51			800	667,929

					3,812,949

Mining — 0.1%
Antofagasta PLC (Chile),
Sr. Unsec’d. Notes, 144A
2.375%	10/14/30	(a)		1,200	935,749
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	(a)		4,000	3,591,106

					4,526,855

Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	09/01/23		AUD	600	400,279
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23		AUD	2,900	1,937,767

					2,338,046

Oil & Gas — 0.5%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26			415	438,683
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26			325	303,075
9.000%	11/01/27			53	67,435
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28			325	312,937
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.500%	09/14/47			1,500	1,098,799
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23		CHF	500	235,688
4.950%	07/19/22			770	577,500
4.950%	03/23/27			2,000	550,000
5.150%	02/11/26			3,000	900,000
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27			250	252,205
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24			1,275	1,315,554
7.500%	05/01/31			1,200	1,293,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes
6.720%	12/01/22		46	$44,495
Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		1,849	455,672
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		31	7,654
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.150%	02/25/60		1,000	736,728
5.625%	05/20/43		4,300	3,977,263
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24	(d)	5,400	279,219
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32		3,884	2,961,256
Gtd. Notes, MTN
6.750%	09/21/47		10,152	6,281,575
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
2.480%	01/28/32		1,800	1,534,615
4.800%	04/21/60		1,000	986,847
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31		400	341,914
3.125%	07/12/41		600	470,988
3.300%	07/12/51		600	462,651
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24		550	570,377
Sr. Sec’d. Notes, 144A
9.250%	07/06/24		1,228	1,274,960
9.750%	01/06/27		1,253	1,329,769
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31		900	790,356
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70		1,000	708,091
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		100	67,124

				30,626,430

Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.007%(s)	08/01/22	(oo)	1,696	7,302

Pharmaceuticals — 0.1%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	(a)	290	203,402
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29		225	116,884
5.250%	01/30/30		150	78,096

SEE NOTES TO FINANCIAL STATEMENTS.
A20

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
5.250%	02/15/31		175	$89,861
6.250%	02/15/29		500	266,914
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
2.839%(c)	12/15/23		700	695,397
Gtd. Notes, 144A
4.250%	12/15/25		500	493,458
4.375%	12/15/28		900	874,356
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		200	176,990
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31		500	431,525

				3,426,883

Pipelines — 0.1%
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)	725	623,510
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(a)(oo)	800	712,900
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		900	896,198
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28		300	290,045
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		3,800	3,815,767
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25		375	364,280
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		70	61,371
4.125%	08/15/31		45	38,650
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	76,617

				6,879,338

Real Estate — 0.0%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		900	854,230
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		610	511,210

				1,365,440

Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	687,656
5.300%	01/15/29		900	856,942

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	$195,012

				1,739,610

Retail — 0.0%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		625	586,818
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.250%	12/08/23	GBP	1,000	1,194,347
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		900	846,164

				2,627,329

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%(ff)	03/08/24		3,500	3,489,673

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		600	545,835
Gtd. Notes, 144A
2.450%	02/15/31		600	482,432
2.600%	02/15/33		300	231,347
Marvell Technology, Inc.,
Gtd. Notes
1.650%	04/15/26		900	806,840

				2,066,454

Software — 0.1%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	600	624,809
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28		2,500	2,151,996
2.875%	03/25/31		300	247,181
3.950%	03/25/51		100	73,425
4.100%	03/25/61		700	501,544
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27		100	96,037

				3,694,992

Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes
4.125%	01/15/29	EUR	3,900	3,090,226
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39		650	513,136

SEE NOTES TO FINANCIAL STATEMENTS.
A21

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)	900	$948,362
8.750%	03/15/32		500	602,668

				5,154,392

Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		3,506	3,446,727

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	(a)	2,800	2,757,419
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22		500	500,052

				3,257,471

TOTAL CORPORATE BONDS (cost $390,519,330)				325,324,166

MUNICIPAL BONDS — 0.0%
California — 0.0%
Golden State Tobacco Securitization Corp.,
Revenue Bonds, Series A
1.958%	06/01/25		800	756,761

Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50		700	1,015,039

TOTAL MUNICIPAL BONDS (cost $1,914,888)				1,771,800

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.1%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
2.925%(cc)	09/25/35		35	30,896
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35		4	3,389
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040% (Cap N/A, Floor 2.040%)
3.051%(c)	11/25/35		6	5,754
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
2.334%(c)	11/25/35		6	5,627
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
1.476%(c)	12/25/35		89	76,527
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
1.476%(c)	02/25/36		7	6,610
Series 2005-81, Class A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
2.184%(c)	02/25/37		692	564,159

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-82, Class A1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
2.164%(c)	02/25/36		1,526	$1,189,653
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.540%)
2.164%(c)	08/25/35		1,210	747,887
Series 2006-02CB, Class A14
5.500%	03/25/36		18	9,023
Series 2006-40T1, Class 2A1
6.000%	12/25/36		1,066	381,901
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
2.004%(c)	09/25/46		28	26,114
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.792%(c)	02/20/47		1,028	793,657
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
1.944%(c)	02/25/47		57	50,323
Series 2007-04CB, Class 1A35
6.000%	04/25/37		654	591,993
Series 2007-16CB, Class 5A1
6.250%	08/25/37		19	11,827
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
1.176%(c)	02/25/47		1,217	560,731
Angel Oak Mortgage Trust,
Series 2020-04, Class A1, 144A
1.469%(cc)	06/25/65		558	533,318
Avon Finance No. 2 PLC (United Kingdom),
Series 02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
1.690%(c)	09/20/48	GBP	1,345	1,629,051
Banc of America Funding Trust,
Series 2006-08T02, Class A10
5.753%(cc)	10/25/36		10	9,345
Series 2006-J, Class 4A1
3.461%(cc)	01/20/47		249	233,583
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
3.356%(cc)	06/25/35		8	7,074
Series 2005-H, Class 2A1
2.743%(cc)	09/25/35		6	5,362
Series 2005-H, Class 2A5
2.743%(cc)	09/25/35		71	63,966
Bancaja Fondo de Titulizacion de Activos (Spain),
Series 08, Class A, 3 Month EURIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.000%(c)	10/25/37	EUR	115	119,310
BCAP LLC Trust,
Series 2011-RR04, Class 8A2, 144A
14.206%(cc)	02/26/36		302	126,489
Series 2011-RR05, Class 12A2, 144A
4.737%(cc)	03/26/37		690	934,145
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-05, Class 1A2
3.160%(cc)	08/25/33		2	1,755

SEE NOTES TO FINANCIAL STATEMENTS.
A22

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2003-09, Class 2A1
2.817%(cc)	02/25/34	16	$15,649
Series 2004-02, Class 22A
2.995%(cc)	05/25/34	3	2,995
Series 2004-10, Class 13A1
2.961%(cc)	01/25/35	17	16,170
Series 2004-10, Class 22A1
4.570%(cc)	01/25/35	11	10,602
Series 2005-01, Class 2A1
2.951%(cc)	03/25/35	12	11,552
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
3.074%(cc)	09/25/35	75	49,587
Series 2005-09, Class 24A1
2.890%(cc)	11/25/35	44	36,590
Series 2005-10, Class 24A1
2.994%(cc)	01/25/36	67	65,741
Series 2006-02, Class 23A1
3.370%(cc)	03/25/36	100	83,325
Series 2006-04, Class 21A1
3.134%(cc)	08/25/36	88	60,831
Series 2006-05, Class 2A2
3.497%(cc)	08/25/36	144	81,784
Series 2006-06, Class 32A1
2.954%(cc)	11/25/36	218	121,658
Series 2006-08, Class 3A1, 1 Month LIBOR + 0.320% (Cap 10.500%, Floor 0.320%)
1.944%(c)	02/25/34	27	25,257
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
1.784%(c)	12/25/46	986	871,918
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
3.490%(cc)	01/26/36	401	336,426
Series 2007-R06, Class 2A1
2.999%(cc)	12/26/46	293	278,427
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.718%(cc)	07/25/37	55	47,666
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
2.624%(c)	02/25/49	232	230,472
Citigroup Mortgage Loan Trust,
Series 2004-HYB02, Class 2A
2.360%(cc)	03/25/34	12	11,447
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate CMT + 2.400% (Cap 9.844%, Floor 2.400%)
2.470%(c)	10/25/35	181	174,143
Series 2021-INV02, Class A3A, 144A
2.500%(cc)	05/25/51	1,077	920,495
Series 2022-INV01, Class A3B, 144A
3.000%(cc)	11/27/51	2,282	2,020,123
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34	12	11,471

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-10, Class 1A2A
3.135%(cc)	12/25/35		23	$14,169
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.571%(cc)	08/25/34		3	3,464
Series 2004-22, Class A3
2.711%(cc)	11/25/34		275	264,577
Series 2005-02, Class 1A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.640%)
2.264%(c)	03/25/35		207	172,210
Series 2005-HYB06, Class 5A1
2.177%(cc)	10/20/35		2	2,270
Series 2005-HYB09, Class 5A1, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 1.750%)
1.991%(c)	02/20/36		121	115,047
Series 2007-18, Class 1A1
6.000%	11/25/37		76	46,826
Credit Suisse Mortgage Capital Certificates,
Series 2021-INV01, Class A3, 144A
2.500%(cc)	07/25/56		711	604,609
Series 2021-INV02, Class A3, 144A
3.000%(cc)	11/25/56		2,651	2,359,443
Credit Suisse Mortgage Trust,
Series 2010-18R, Class 4A4, 144A
2.502%(cc)	04/26/38		169	167,911
Credit Suisse Mortgage-Backed Trust,
Series 2007-03, Class 1A6A
5.579%(cc)	04/25/37		160	52,547
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR02, Class A1, 1 Month LIBOR + 0.300% (Cap 10.500%, Floor 0.300%)
1.924%(c)	03/25/37		658	645,603
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month LIBOR + 0.100% (Cap 9.000%, Floor 0.100%)
1.724%(c)	10/25/36		4	2,965
Series 2006-AB04, Class A6A2
6.386%	10/25/36		26	23,366
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
1.789%(c)	06/15/40	GBP	639	727,731
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
1.698%(c)	12/10/44	GBP	50	60,998
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.540%(c)	06/13/45	GBP	264	317,305
Series 2007-03X, Class A3C, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.540%(c)	06/13/45	GBP	88	106,034
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
4.024%(c)	05/25/30		301	301,585

SEE NOTES TO FINANCIAL STATEMENTS.
A23

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMICS,
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
1.066%(c)	12/25/36		16	$16,195
Series 2015-87, Class BF, 1 Month LIBOR + 0.300% (Cap 6.000%, Floor 0.300%)
1.924%(c)	12/25/45		794	788,242
Fingal Securities RMBS DAC (Ireland),
Series 1, Class A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
0.570%(c)	07/28/55	EUR	1,123	1,171,009
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
2.850%(cc)	05/25/37		108	48,664
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		46	49,988
Freddie Mac REMICS,
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
1.150%(c)	07/15/44		408	402,318
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
1.774%(c)	09/15/42		191	189,028
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650% (Cap 11.000%, Floor 0.650%)
1.453%(c)	01/20/64		806	802,626
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
1.303%(c)	07/20/64		1,129	1,121,919
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
1.483%(c)	08/20/61		6	5,646
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.803%(c)	01/20/66		1,413	1,410,876
Series 2017-121, Class PE
3.000%	07/20/46		18	17,914
Series 2017-133, Class EC
3.000%	05/20/47		11	10,631
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
1.968%(c)	04/20/67		4,056	4,006,183
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
0.382%(c)	08/20/68		793	773,011
Great Hall Mortgages No. 1 PLC (United Kingdom),
Series 2006-01, Class A2A, SONIA + 0.269% (Cap N/A, Floor 0.000%)
1.048%(c)	06/18/38	GBP	15	17,460
Series 2007-01, Class A2A, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
1.743%(c)	03/18/39	GBP	25	30,105
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month LIBOR + 0.480% (Cap 10.500%, Floor 0.480%)
2.104%(c)	08/25/45		645	511,058

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ02, Class A4, 144A
2.500%(cc)	06/25/52		1,821	$1,551,389
GS Mortgage-Backed Securities Trust,
Series 2021-GR02, Class A2, 144A
2.500%(cc)	02/25/52		911	777,922
Series 2021-GR03, Class A2, 144A
2.500%(cc)	04/25/52		653	557,798
Series 2021-INV01, Class A2, 144A
2.500%(cc)	12/25/51		1,555	1,328,211
Series 2022-GR02, Class A2, 144A
3.000%(cc)	08/26/52		2,249	1,992,071
Series 2022-MM01, Class A2, 144A
2.500%(cc)	07/25/52		1,426	1,218,577
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate CMT + 1.750% (Cap N/A, Floor 1.750%)
2.880%(c)	03/25/33		1	1,129
Series 2005-AR01, Class 1A1
2.568%(cc)	01/25/35		3	3,205
Series 2005-AR02, Class 2A1
2.654%(cc)	04/25/35		57	52,760
Series 2005-AR03, Class 6A1
3.055%(cc)	05/25/35		81	70,935
Series 2006-AR01, Class 2A1
2.867%(cc)	01/25/36		33	32,884
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
2.179%(cc)	04/19/34		27	24,620
Series 2005-04, Class 3A1
3.217%(cc)	07/19/35		14	10,857
Series 2005-09, Class 2A1A, 1 Month LIBOR + 0.680% (Cap 11.000%, Floor 0.680%)
2.292%(c)	06/20/35		876	813,051
Series 2005-09, Class B1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.512%(c)	06/20/35		473	441,673
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 11.000%, Floor 0.620%)
2.232%(c)	11/19/35		246	199,802
Hawksmoor Mortgage Funding PLC (United Kingdom),
Series 2019-01X, Class A, SONIA + 1.050% (Cap N/A, Floor 0.000%)
1.703%(c)	05/25/53	GBP	1,365	1,660,699
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A, SONIA + 1.050% (Cap N/A, Floor 0.000%)
1.703%(c)	05/25/53	GBP	4,484	5,456,583
HomeBanc Mortgage Trust,
Series 2005-04, Class A2, 1 Month LIBOR + 0.660% (Cap 11.500%, Floor 0.660%)
2.284%(c)	10/25/35		5	5,082
Homeward Opportunities Fund I Trust,
Series 2020-02, Class A1, 144A
1.657%(cc)	05/25/65		174	172,867

SEE NOTES TO FINANCIAL STATEMENTS.
A24

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.320% (Cap 11.500%, Floor 0.320%)
1.944%(c)	03/25/37	21	$20,957
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
3.133%(cc)	11/25/35	3	2,534
Series 2007-AR01, Class 1A2
3.007%(cc)	03/25/37	339	291,017
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
2.464%(c)	05/25/34	298	272,465
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480% (Cap 11.000%, Floor 0.480%)
2.104%(c)	07/25/35	1,399	1,315,765
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 10.500%, Floor 0.620%)
2.244%(c)	10/25/36	817	445,543
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
2.004%(c)	09/25/46	128	114,294
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
2.203%(cc)	11/25/33	2	2,131
Series 2005-A02, Class 7CB1
2.736%(cc)	04/25/35	2	1,637
Series 2005-A06, Class 2A1
2.661%(cc)	08/25/35	8	7,463
Series 2005-ALT01, Class 3A1
2.364%(cc)	10/25/35	33	26,484
Series 2006-A01, Class 3A2
2.811%(cc)	02/25/36	13	9,770
Series 2006-A07, Class 2A2
3.172%(cc)	01/25/37	385	341,648
Series 2007-A01, Class 1A1
2.870%(cc)	07/25/35	7	6,891
Series 2007-S03, Class 1A90
7.000%	08/25/37	149	90,208
Series 2021-01, Class A3, 144A
2.500%(cc)	06/25/51	1,284	1,088,852
Series 2021-INV04, Class A2, 144A
3.000%(cc)	01/25/52	4,180	3,792,180
Series 2021-INV05, Class A2, 144A
3.000%(cc)	12/25/51	1,821	1,643,677
Series 2021-INV08, Class A2, 144A
3.000%(cc)	05/25/52	6,228	5,616,936
Series 2022-INV01, Class A3, 144A
3.000%(cc)	03/25/52	3,638	3,236,405
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	256	255,176
Lehman XS Trust,
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.804%(c)	07/25/37	763	696,503

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B, 3 Month EURIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.000%(c)	01/01/61	EUR	2,326	$2,278,273
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, SONIA + 0.769% (Cap N/A, Floor 0.000%)
1.529%(c)	12/15/49	GBP	1,049	1,250,694
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
2.117%(cc)	12/25/33		12	11,269
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
2.277%(cc)	02/25/33		18	16,310
Series 2005-A08, Class M1, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
2.314%(c)	08/25/36		2,400	2,320,085
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
2.535%(cc)	06/25/36		31	30,027
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		171	169,894
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		3,842	3,711,291
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		1,420	1,356,912
Series 2021-INV01, Class A2, 144A
2.500%(cc)	06/25/51		2,066	1,775,565
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB, 3 Month EURIBOR + 0.230% (Cap N/A, Floor 0.000%)
0.000%(c)	12/01/50	EUR	379	387,621
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
1.578%(c)	12/01/50	GBP	2,237	2,606,407
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.319%(c)	12/15/50	EUR	1,399	1,417,971
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.589%(c)	12/15/50	GBP	717	836,435
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.839%(c)	12/15/50	GBP	179	208,396
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
2.274%(c)	06/25/57		65	63,429
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month LIBOR + 0.420% (Cap 8.500%, Floor 0.420%)
1.482%(c)	11/25/34		530	495,119
Series 2006-R01, Class AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
1.964%(c)	01/25/36		644	612,556

SEE NOTES TO FINANCIAL STATEMENTS.
A25

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Accredit Loans Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		41	$36,967
Series 2006-QO06, Class A1, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
1.984%(c)	06/25/46		464	115,295
Series 2006-QS06, Class 1A1
6.000%	06/25/36		408	350,980
Series 2007-QH08, Class A
1.259%(cc)	10/25/37		327	300,427
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.774%(c)	02/25/47		1,185	489,867
Series 2007-QS03, Class A3
6.250%	02/25/37		1,560	1,302,737
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
2.074%(c)	04/25/35		157	89,913
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, SONIA + 1.250% (Cap N/A, Floor 0.000%)
2.040%(c)	06/20/70	GBP	2,220	2,693,224
RESIMAC Bastille Trust (Australia),
Series 2018-01NCA, Class A1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.682%(c)	12/05/59		87	87,193
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.733%(c)	09/05/57		361	360,037
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
1.749%(c)	12/15/43	GBP	976	1,108,976
Series 2007-01X, Class M1B, 3 Month GBP LIBOR + 0.220% (Cap N/A, Floor 0.000%)
1.809%(c)	12/15/43	GBP	473	532,369
RFMSI Trust,
Series 2005-SA04, Class 1A21
3.027%(cc)	09/25/35		144	100,252
Series 2006-SA01, Class 2A1
4.850%(cc)	02/25/36		21	17,675
Ripon Mortgages PLC (United Kingdom),
Series 1RA, Class A, 144A, SONIA + 0.700%
1.351%(c)	08/28/56	GBP	5,874	7,026,937
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS03X, Class A2A, SONIA + 0.269% (Cap N/A, Floor 0.000%)
1.021%(c)	06/12/44	GBP	1,457	1,669,434
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
1.995%(c)	07/20/36		33	29,019
Stratton Mortgage Funding (United Kingdom),
Series 2021-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
1.361%(c)	07/20/60	GBP	2,858	3,455,202

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Stratton Mortgage Funding PLC (United Kingdom),
Series 2019-01, Class A, SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.853%(c)	05/25/51	GBP	1,142	$1,390,875
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
2.543%(cc)	02/25/34		36	34,108
Series 2005-18, Class 6A1
2.853%(cc)	09/25/35		68	62,594
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)
2.255%(c)	10/19/34		3	2,884
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
2.095%(c)	07/19/35		35	33,099
Series 2006-AR03, Class 12A1, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
2.064%(c)	05/25/36		71	60,326
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
1.744%(c)	08/25/36		1,293	1,190,657
Series 2007-AR04, Class A3, 1 Month LIBOR + 0.220% (Cap 11.500%, Floor 0.220%)
1.844%(c)	09/25/47		225	191,815
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
1.904%(c)	01/25/36		374	359,219
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
1.914%(c)	10/25/36		760	664,408
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
6.470%	09/25/36		284	11,578
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
4.783%(c)	06/25/47		29	27,498
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
1.361%(c)	07/20/45	GBP	5,619	6,833,879
Series 2019-V2A, Class A, 144A, SONIA + 1.200% (Cap N/A, Floor 0.000%)
1.827%(c)	02/20/54	GBP	1,109	1,348,805
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, SONIA + 1.144% (Cap N/A, Floor 0.000%)
1.605%(c)	10/20/51	GBP	2,943	3,580,668
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		5,330	5,160,746
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.624%(c)	05/25/58		1,628	1,608,915

SEE NOTES TO FINANCIAL STATEMENTS.
A26

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2020-01, Class A1, 144A
2.710%(cc)	01/25/60	1,282	$1,228,814
Series 2020-02, Class A1A, 144A
1.636%(cc)	04/25/60	1,440	1,338,205
UWM Mortgage Trust,
Series 2021-INV04, Class A3, 144A
2.500%(cc)	12/25/51	1,812	1,553,517
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
2.774%(cc)	03/20/37	7	6,621
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
1.676%(c)	11/25/42	1	491
Series 2005-02, Class 1A3, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
2.074%(c)	04/25/35	315	256,981
Series 2005-AR10, Class 3A1
2.819%(cc)	08/25/35	1	876
Series 2005-AR14, Class 1A2
2.842%(cc)	12/25/35	1,606	1,547,560
Series 2005-AR16, Class 1A3
2.716%(cc)	12/25/35	172	167,501
Series 2006-01, Class 2CB2
7.000%	02/25/36	890	729,529
Series 2006-AR02, Class 2A1
3.198%(cc)	03/25/36	100	92,082
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940% (Cap N/A, Floor 0.940%)
1.416%(c)	07/25/46	26	16,722
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980% (Cap N/A, Floor 0.980%)
1.456%(c)	06/25/46	16	15,536
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.723%(c)	07/25/46	138	123,852
Series 2006-AR10, Class 1A2
2.856%(cc)	09/25/36	21	19,254
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.723%(c)	10/25/46	10	8,975
Series 2006-AR14, Class 1A3
2.577%(cc)	11/25/36	1,527	1,419,658
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.723%(c)	11/25/46	42	38,354
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730% (Cap N/A, Floor 0.730%)
1.206%(c)	01/25/47	52	48,833
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750% (Cap N/A, Floor 0.750%)
1.226%(c)	02/25/47	292	269,556

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $150,426,453)			137,975,731

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS — 4.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
3.125%	09/30/49			1,000	$776,930
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50			1,000	888,236
Sr. Unsec’d. Notes, EMTN
3.875%	04/16/50			4,600	4,085,887
Argentina Bocon (Argentina),
Unsec’d. Notes, Series PR15, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
47.331%(c)	10/04/22		ARS	15	13
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30			6,930	1,644,323
2.500%(cc)	07/09/41			8,170	2,220,392
Australia Government Bond (Australia),
Bonds, Series 155
2.500%	05/21/30		AUD	1,700	1,093,867
Bonds, Series 158
1.250%	05/21/32		AUD	400	223,084
Bonds, Series 163
1.000%	11/21/31		AUD	1,700	934,808
Sr. Unsec’d. Notes, Series 140
4.500%	04/21/33		AUD	1,200	894,458
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51		AUD	700	311,434
Sr. Unsec’d. Notes, Series 25CI
3.000%	09/20/25		AUD	3,120	3,129,871
Sr. Unsec’d. Notes, Series 27CI
0.750%	11/21/27		AUD	7,800	5,949,173
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35		EUR	400	453,046
Canadian Government Bond (Canada),
Bonds
2.000%	12/01/51		CAD	800	485,838
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26		CAD	2,047	1,833,655
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.750%	01/31/27			3,000	2,803,539
3.500%	01/31/34			400	355,723
4.000%	01/31/52			1,200	995,033
China Government Bond (China),
Bonds, Series INBK
3.530%	10/18/51		CNH	13,900	2,153,409
3.720%	04/12/51		CNH	11,100	1,770,513
Unsec’d. Notes, Series INBK
3.810%	09/14/50		CNH	12,900	2,083,453
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44			1,800	1,292,282
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, Series I/L
0.100%	04/15/23	(v)	EUR	949	1,032,273

SEE NOTES TO FINANCIAL STATEMENTS.
A27

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.400%	06/05/49			2,000	$1,489,248
Sr. Unsec’d. Notes, 144A
5.300%	01/21/41			200	138,844
5.500%	02/22/29			6,600	5,754,434
5.875%	01/30/60			1,000	683,694
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/40			748	321,191
1.000%(cc)	07/31/35			1,781	886,702
5.000%(cc)	07/31/30			416	274,834
6.608%(s)	07/31/30			223	96,075
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30		EUR	2,700	1,759,254
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27			2,000	1,555,318
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27			1,300	437,961
French Republic Government Bond OAT (France),
Bonds
0.750%	05/25/52	(v)	EUR	9,500	6,374,472
Bonds, 144A
0.500%	05/25/72	(v)	EUR	800	372,468
Bonds, 144A, Series OATe
0.100%	07/25/38		EUR	2,469	2,585,391
Bonds, Series OATe
0.250%	07/25/24		EUR	6,517	7,311,733
Bonds, Series OATe, 144A
0.100%	03/01/26		EUR	6,551	7,292,817
0.100%	07/25/31		EUR	984	1,081,449
Unsec’d. Notes, 144A
1.500%	05/25/50	(v)	EUR	500	425,659
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29			2,800	1,362,823
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26			200	192,856
4.875%	02/13/28			2,400	2,255,402
6.125%	06/01/50			500	420,614
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34		EUR	330	369,863
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	07/18/47			700	641,297
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27		ILS	5,400	1,519,935
Bonds, Series 0722
0.750%	07/31/22		ILS	1,000	286,261
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series CPI, 144A
0.100%	05/15/33		EUR	1,704	1,553,771
0.400%	05/15/30		EUR	4,324	4,332,572

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
2.350%	09/15/24	EUR	8,980	$10,317,422
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	21,202	23,157,587
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,400	1,054,875
5.250%	03/22/30	EUR	400	327,810
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	1,500	1,130,223
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		1,400	1,405,567
Sr. Unsec’d. Notes, EMTN
2.375%	11/09/28	EUR	1,500	1,424,820
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	1,800	354,228
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	10,752	493,280
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	04/19/71		200	126,659
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		4,700	3,929,524
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.000%	12/15/50		1,600	930,728
New Zealand Government Bond (New Zealand),
Bonds, Series 0531
1.500%	05/15/31	NZD	1,300	669,988
New Zealand Government Inflation Linked Bond (New Zealand),
Bonds, Series 0925
2.000%	09/20/25	NZD	5,200	3,969,674
Bonds, Series 0935
2.500%	09/20/35	NZD	1,700	1,274,903
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.625%	11/21/25		2,000	1,755,034
7.875%	02/16/32		1,000	693,636
8.747%	01/21/31		1,000	747,250
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,300	985,792
Northern Territory Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	04/21/31	AUD	2,000	1,151,236
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
7.000%	01/25/51		1,900	1,670,774
Sr. Unsec’d. Notes, 144A
7.000%	01/25/51		1,000	879,355
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		2,800	2,234,738
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.950%	04/28/31		1,400	1,295,628
5.400%	03/30/50		1,100	851,519

SEE NOTES TO FINANCIAL STATEMENTS.
A28

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
6.150%	08/12/32		PEN	6,200	$1,432,241
Peruvian Government International Bond (Peru),
Bonds
8.200%	08/12/26		PEN	4,100	1,119,856
Sr. Unsec’d. Notes
2.780%	12/01/60			300	185,642
3.000%	01/15/34			3,100	2,543,773
5.940%	02/12/29		PEN	10,300	2,457,903
5.940%	02/12/29		PEN	4,900	1,169,293
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29		PEN	26,700	6,371,456
6.150%	08/12/32		PEN	1,900	438,912
6.350%	08/12/28		PEN	3,900	960,602
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	03/01/41			1,300	1,074,728
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.875%	04/23/23			300	301,060
4.400%	04/16/50			6,200	5,907,023
4.817%	03/14/49			1,000	1,006,196
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24			4,000	3,947,423
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28		GBP	1,300	1,762,707
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26		EUR	1,000	987,106
4.850%	09/27/27	(a)		900	821,414
4.850%	09/30/29			200	170,882
5.750%	09/30/49			2,000	1,366,133
5.875%	09/16/25			4,900	4,852,496
5.875%	04/20/32			700	598,747
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.000%	04/14/33		EUR	100	68,036
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32		EUR	500	357,595
2.124%	07/16/31		EUR	4,400	3,265,337
Unsec’d. Notes, 144A
2.625%	12/02/40		EUR	300	183,252
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29		EUR	720	546,116
1.750%	07/13/30		EUR	800	596,841
2.875%	04/13/42		EUR	1,100	674,529
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6218
8.500%	09/17/31		RUB	70,400	108,800
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
2.650%	05/27/36		EUR	1,100	288,186
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28			1,000	987,898

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
4.500%	10/26/46			8,000	$7,296,033
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33		EUR	1,000	656,198
3.125%	05/15/27		EUR	600	551,838
Sr. Unsec’d. Notes, 144A, MTN
1.000%	09/23/28		EUR	2,700	2,066,167
Singapore Government Bond (Singapore),
Bonds
1.625%	07/01/31		SGD	7,800	5,022,025
2.875%	09/01/30		SGD	8,000	5,727,298
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.450%	10/31/71		EUR	1,000	594,301
3.450%	07/30/66	(v)	EUR	3,400	3,746,032
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29		GBP	200	276,673
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60			2,200	1,846,268
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
0.750%	07/16/25			3,400	3,133,132
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
4.250%	12/20/32		AUD	1,500	1,036,099
Tunisian Republic (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24		EUR	200	121,995
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.750%	01/26/26			1,300	1,076,073
5.750%	05/11/47			3,000	1,846,365
6.000%	01/14/41			2,300	1,463,839
7.250%	12/23/23	(a)		800	779,928
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30		EUR	1,000	251,508
7.375%	09/25/32			1,600	392,000
7.750%	09/01/23			6,100	1,891,000
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50		GBP	2,800	2,094,189
1.750%	01/22/49		GBP	1,200	1,229,805
Unsec’d. Notes
1.500%	07/31/53		GBP	1,000	950,776
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.125%	03/22/24		GBP	6,211	8,002,705
1.250%	11/22/27		GBP	4,017	5,710,847
1.875%	11/22/22		GBP	2,278	2,871,054
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	(a)		1,900	1,903,276

SEE NOTES TO FINANCIAL STATEMENTS.
A29

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24	(d)	800	$75,433

TOTAL SOVEREIGN BONDS (cost $326,248,974)				261,185,468

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corp.
2.000%	03/01/52		398	346,660
2.000%	03/01/52		694	605,181
2.500%	02/01/51		755	680,979
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.125%, Floor 1.625%)
2.000%(c)	03/01/35		2	2,012
Federal National Mortgage Assoc.
2.000%	02/01/52		293	255,449
2.000%	02/01/52		592	515,662
2.000%	03/01/52		199	173,288
2.000%	03/01/52		797	694,504
2.000%	03/01/52		1,288	1,122,666
3.000%	TBA		2,300	2,139,000
3.000%	10/01/49		1,909	1,783,462
3.000%	05/01/51		1,179	1,100,830
3.500%	TBA		5,000	4,801,935
3.500%	TBA		62,400	59,928,145
3.500%	10/01/34		241	240,740
3.500%	05/01/49		290	282,176
3.500%	02/01/50		511	496,860
3.500%	01/01/59		1,175	1,140,160
4.000%	TBA		47,700	46,948,166
4.000%	TBA		3,700	3,648,475
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 10.581%, Floor 1.200%)
1.524%(c)	11/01/42		9	9,442
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 8.496%, Floor 1.200%)
1.524%(c)	03/01/44		14	14,189

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $126,377,588)				126,929,981

U.S. TREASURY OBLIGATIONS — 14.2%
U.S. Treasury Bonds
1.625%	11/15/50	(h)	1,900	1,335,937
1.875%	02/15/41	(h)	7,900	6,195,328
2.000%	11/15/41		710	563,784
2.250%	05/15/41	(h)(k)	27,115	22,615,605
2.375%	02/15/42		2,505	2,123,770
2.875%	05/15/52		2,100	1,983,187
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24		29,222	29,500,052
0.125%	10/15/24		9,353	9,407,466
0.125%	04/15/25		26,751	26,745,151
0.125%	10/15/25	(h)(k)	21,170	21,161,482
0.125%	04/15/26		17,242	17,080,197
0.125%	07/15/26		24,659	24,453,811
0.125%	10/15/26		26,556	26,301,010
0.125%	04/15/27	(h)	7,987	7,858,346
0.125%	01/15/30		8,372	7,986,499

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
0.125%	07/15/30	15,335	$14,618,626
0.125%	01/15/31	17,314	16,460,919
0.125%	07/15/31	34,162	32,485,665
0.125%	01/15/32	36,295	34,420,838
0.125%	02/15/51(h)	4,553	3,506,215
0.125%	02/15/52(h)	7,374	5,734,803
0.250%	01/15/25(h)	2,197	2,208,924
0.250%	07/15/29	19,892	19,285,356
0.250%	02/15/50(h)	6,590	5,188,430
0.375%	07/15/23	35,608	36,235,403
0.375%	07/15/25(k)	11,403	11,508,488
0.375%	01/15/27	25,768	25,669,458
0.375%	07/15/27	40,964	40,822,851
0.500%	04/15/24(h)	12,151	12,317,707
0.500%	01/15/28(k)	60,721	60,300,497
0.625%	04/15/23(k)	10,487	10,664,690
0.625%	01/15/24	7,063	7,177,560
0.625%	01/15/26	14,966	15,136,853
0.625%	02/15/43	15,568	13,731,791
0.750%	07/15/28	28,494	28,706,992
0.750%	02/15/42	16,825	15,355,895
0.750%	02/15/45	20,086	17,986,974
0.875%	01/15/29	31,676	31,954,303
0.875%	02/15/47(h)	4,192	3,867,758
1.000%	02/15/46	13,544	12,809,443
1.375%	02/15/44	19,042	19,446,103
2.000%	01/15/26(h)(k)	6,654	7,048,015
2.125%	02/15/40	8,387	9,779,516
2.125%	02/15/41	11,763	13,643,654
2.500%	01/15/29(k)	14,679	16,315,343
3.375%	04/15/32(h)	990	1,236,335
3.875%	04/15/29(k)	8,424	10,158,098
U.S. Treasury Notes
0.750%	01/31/28	47,000	41,396,719
1.125%	02/28/27(a)	111,500	102,144,453
U.S. Treasury Strips Coupon
1.185%(s)	08/15/40	3,795	2,040,554
2.049%(s)	02/15/39	505	292,328
2.056%(s)	11/15/38	525	307,515
2.387%(s)	05/15/43	1,995	939,209
2.392%(s)	11/15/43	972	450,917
2.419%(s)	05/15/44	3,460	1,572,948
2.421%(s)	11/15/40	375	199,424

TOTAL U.S. TREASURY OBLIGATIONS (cost $956,391,566)			910,439,195

TOTAL LONG-TERM INVESTMENTS (cost $6,048,038,415)			5,865,825,306

		Shares

SHORT-TERM INVESTMENTS — 21.6%

AFFILIATED MUTUAL FUNDS — 19.0%
PGIM Core Ultra Short Bond Fund(wd)		860,577,807	860,577,807

SEE NOTES TO FINANCIAL STATEMENTS.
A30

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $360,190,155; includes $359,806,229 of cash collateral for securities on loan)(b)(wd)	360,478,884	$360,154,453

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,220,767,962)		1,220,732,260

Interest Rate	Maturity Date	Principal Amount (000)#

FOREIGN TREASURY OBLIGATIONS(n) — 0.2%
Bank of Israel Bills - Makam, Series 0223
0.696%	02/08/23	ILS	18,700	5,317,236
Bank of Israel Bills - Makam, Series 0313
1.171%	03/02/23	ILS	5,100	1,447,381
Bank of Israel Bills - Makam, Series 0413
0.866%	04/05/23	ILS	12,400	3,519,833
Bank of Israel Bills - Makam, Series 0513
0.882%	05/03/23	ILS	8,200	2,321,763
Bank of Israel Bills - Makam, Series 0812
(0.005)%	08/03/22	ILS	2,900	830,244
Bank of Israel Bills - Makam, Series 1112
0.000%	11/02/22	ILS	2,900	828,583
Letras Del Tesoro En Pesos A Descuento
51.282%	09/30/22	ARS	54,100	186,868

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $15,170,548)				14,451,908

REPURCHASE AGREEMENT — 0.5%
JPMorgan Chase Bank, N.A. 1.350%, dated 06/30/22, due 07/01/22 in the amount of $32,001,200, collateralized by a U.S. Treasury Obligation (coupon rate 3.250%, maturity date 05/15/42) with the aggregate value, including accrued interest, of $32,386,593) (cost $32,000,000)			32,000	32,000,000

Interest Rate	Maturity Date

U.S. TREASURY OBLIGATIONS(h)(n) — 1.0%
U.S. Treasury Bills
0.787%	07/14/22		800	799,670
1.063%	08/25/22		700	698,448
1.156%	09/22/22		1,940	1,932,733
1.228%	09/15/22 (k)		57,570	57,376,880
1.377%	08/18/22		1,334	1,331,581

TOTAL U.S. TREASURY OBLIGATIONS (cost $62,184,169)				62,139,312

Shares		Value

UNAFFILIATED FUND — 0.3%
Dreyfus Government Cash Management (Institutional Shares)	17,585,597	$17,585,597

(cost $17,585,597)

OPTIONS PURCHASED*~ — 0.6% (cost $70,336,344)		40,309,538

TOTAL SHORT-TERM INVESTMENTS (cost $1,418,044,620)		1,387,218,615

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—113.0% (cost $7,466,083,035)		7,253,043,921

OPTIONS WRITTEN*~ — (0.2)% (premiums received $4,644,956)		(13,174,479)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—112.8% (cost $7,461,438,079)		7,239,869,442

Liabilities in excess of other assets(z) — (12.8)%		(822,535,289)

NET ASSETS — 100.0%		$6,417,334,153

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $(8,302) and (0.0)% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $358,099,364; cash collateral of $359,806,229 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

SEE NOTES TO FINANCIAL STATEMENTS.
A31

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2022:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
TPC Group, Inc., DIP Facility, Term SOFR + 0.000%, 0.000%(c), Maturity Date 05/31/23 (cost $29,267)^	29	$29,265	$—	$(2)

Forward Commitment Contracts

Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	07/18/22	(12,100)	$(11,293,649)
Federal National Mortgage Assoc.	2.000%	TBA	08/11/22	(69,400)	(60,150,281)
Federal National Mortgage Assoc.	2.500%	TBA	07/14/22	(42,900)	(38,573,133)
Federal National Mortgage Assoc.	3.000%	TBA	07/14/22	(16,700)	(15,550,570)
Federal National Mortgage Assoc.	3.500%	TBA	07/18/22	(800)	(794,991)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $126,427,129)					$(126,362,624)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2 Year U.S. Treasury Notes Futures	Call	07/22/22	$108.00	140		280	$—
2 Year Euro Schatz	Call	08/26/22	120.00	810	EUR	810	4,244
10 Year Euro-OAT	Call	08/26/22	170.00	196	EUR	196	2,054
MSCI EAFE ETF Index (FLEX)	Call	01/07/27	$78.00	18,100		1,810	8,856,684
Russell 2000 Index (FLEX)	Call	01/07/27	$2,175.00	80		8	1,583,761
S&P 500 Index (FLEX)	Call	01/07/27	$4,700.00	240		24	9,785,951
S&P 500 Index (FLEX)	Call	11/30/27	$4,650.00	240		24	12,259,103
2 Year Euro Schatz	Put	08/26/22	102.50	312	EUR	312	1,635
10 Year U.S. Treasury Notes Futures	Put	07/22/22	$102.50	77		77	—

Total Exchange Traded (cost $67,684,869)							$32,493,432

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Gas-Crude Oil Spread	Call	Morgan Stanley Capital Services LLC	12/31/22	$30.00	1		1	$19,654
France Government OAT Bond	Put	BNP Paribas S.A.	05/23/25	97.00	—	EUR	1,600	536,779

Total OTC Traded (cost $128,329)								$556,433

SEE NOTES TO FINANCIAL STATEMENTS.
A32

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

1-Year 30 FVA Swaption, 06/16/23(fv)	Call/Put	Bank of America, N.A.	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)	29	$181
1-Year 30 FVA Swaption, 06/16/23(fv)	Call/Put	Morgan Stanley Capital Services LLC	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)	44	247
2-Year Interest Rate Swap, 01/27/25	Call	JPMorgan Chase Bank, N.A.	01/25/23	1.71%	1.71%(A)	1 Day SOFR(A)	33,500	51,960
2-Year Interest Rate Swap, 02/02/25	Call	Morgan Stanley Capital Services LLC	01/31/23	1.43%	1.43%(A)	1 Day SOFR(A)	17,600	18,472
2-Year Interest Rate Swap, 02/06/25	Call	Barclays Bank PLC	02/02/23	1.41%	1.41%(A)	1 Day SOFR(A)	17,800	18,508
2-Year Interest Rate Swap, 02/27/25	Call	Citibank, N.A.	02/23/23	1.72%	1.72%(A)	1 Day SOFR(A)	31,400	60,653
5-Year Interest Rate Swap, 04/28/28	Call	Goldman Sachs Bank USA	04/26/23	2.20%	2.20%(A)	1 Day SOFR(A)	8,300	88,661
5-Year Interest Rate Swap, 06/02/28	Call	Morgan Stanley Capital Services LLC	05/31/23	2.20%	2.20%(A)	1 Day SOFR(A)	23,400	273,214
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	16,490	—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,270	—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	16,490	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,270	—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,270	9
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	16,170	9
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	16,180	9

SEE NOTES TO FINANCIAL STATEMENTS.
A33

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

10-Year Interest Rate Swap, 01/16/34	Put	Bank of America, N.A.	01/11/24	2.18%	1 Day SOFR(A)	2.18%(A)		3,000	$211,964
30-Year Interest Rate Swap, 11/04/52	Put	Morgan Stanley Capital Services LLC	11/02/22	0.19%	6 Month EURIBOR(S)	0.19%(A)	EUR	2,400	1,018,220
30-Year Interest Rate Swap, 11/04/52	Put	BNP Paribas S.A.	11/02/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	2,500	1,057,755
30-Year Interest Rate Swap, 11/08/52	Put	Barclays Bank PLC	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	1,610	680,576
30-Year Interest Rate Swap, 11/08/52	Put	BNP Paribas S.A.	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	3,190	1,348,470
30-Year Interest Rate Swap, 11/21/53	Put	Deutsche Bank AG	11/17/23	2.24%	3 Month LIBOR(Q)	2.24%(S)		7,600	1,157,603
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	$93.00	CDX.NA.HY.38.V1(Q)	5.00%(Q)		2,440	7,975
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		17,270	248,352
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		17,270	209,348
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		16,490	181,340
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		16,490	181,340
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		17,270	201,638
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		16,180	127,694
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		16,170	115,475

Total OTC Swaptions (cost $2,523,146)									$7,259,673

Total Options Purchased (cost $70,336,344)									$40,309,538

SEE NOTES TO FINANCIAL STATEMENTS.
A34

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

3 Month SOFR Futures	Call	12/15/23	$98.00	12	30		$(11,100)
10 Year U.S. Treasury Notes Futures	Call	08/26/22	$121.00	24	24		(14,625)
Gold Futures	Call	08/25/22	$2,400.00	10	1		(600)
Gold Futures	Call	11/22/22	$2,100.00	21	2		(44,310)
Gold Futures	Call	11/22/22	$2,200.00	44	4		(63,800)
WTI Brent Crude Oil Spread Futures	Call	07/28/22	$(5.00)	21	21		(12,600)
WTI Brent Crude Oil Spread Futures	Call	10/28/22	$(5.00)	2	2		(3,260)
WTI Crude Oil Futures	Call	11/16/22	$125.00	3	3		(10,020)
3 Month SOFR Futures	Put	12/15/23	$96.50	12	30		(14,325)
10 Year U.S. Treasury Notes Futures	Put	08/26/22	$116.00	24	24		(15,000)
Brent Crude Oil Futures	Put	04/25/23	$85.00	21	21		(247,800)
Brent Crude Oil Futures	Put	04/25/23	$87.00	15	15		9,450
Corn Futures	Put	08/26/22	$600.00	1	—(r	)	(1,100)
Corn Futures	Put	08/26/22	$680.00	2	—(r	)	(7,100)
Corn Futures	Put	08/26/22	$700.00	2	—(r	)	(8,675)
Natural Gas Futures	Put	07/26/22	$7.00	1	10		(16,295)
Natural Gas Futures	Put	07/26/22	$7.50	1	10		(21,070)
Natural Gas Futures	Put	07/26/22	$8.00	2	20		(51,896)
Natural Gas Futures	Put	12/27/22	$5.00	2	20		(13,614)
Natural Gas Futures	Put	02/23/23	$4.25	2	20		(11,804)
Wheat Futures	Put	08/26/22	$850.00	1	—(r	)	(1,969)
Wheat Futures	Put	08/26/22	$1,000.00	3	—(r	)	(20,700)
WTI Brent Crude Oil Spread Futures	Put	07/28/22	$(8.00)	21	21		(10,080)
WTI Brent Crude Oil Spread Futures	Put	10/28/22	$(8.00)	2	2		(2,060)
WTI Crude Oil Futures	Put	05/17/23	$75.00	4	4		(37,920)

Total Exchange Traded (premiums received $ 468,954)							$(632,273)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#			Value

Bloomberg Commodity Index	Call	Morgan Stanley Capital Services LLC	12/16/22	$125.93	—		1		$(7,213)
Bloomberg Commodity Index	Call	UBS AG Stamford	01/20/23	$119.90	—		34		(294,294)
Bloomberg Commodity Index	Call	Morgan Stanley Capital Services LLC	02/08/23	$130.56	—		39		(216,378)
FNMA TBA 4.50%	Call	JPMorgan Chase Bank, N.A.	09/07/22	$101.14	—		300		(941)
Gas-Crude Oil Spread	Call	Goldman Sachs International	12/31/22	$30.00	3		3		(45,360)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%	—		600		—
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%	—	EUR	2,000		(27,592)
London Gold Market Fixing Ltd. Commodity Index	Call	Goldman Sachs International	03/28/23	$2,500.00	—		—(r	)	(6,536)
Bloomberg Commodity Index	Put	UBS AG Stamford	03/16/23	$105.00	—		12		(54,601)
FNMA TBA 3.50%	Put	JPMorgan Chase Bank, N.A.	08/04/22	$96.91	—		200		(2,382)
FNMA TBA 4.50%	Put	JPMorgan Chase Bank, N.A.	09/07/22	$99.14	—		300		(1,365)
FNMA TBA 4.50%	Put	JPMorgan Chase Bank, N.A.	09/07/22	$99.16	—		500		(2,300)
FNMA TBA 4.50%	Put	JPMorgan Chase Bank, N.A.	09/07/22	$99.66	—		1,000		(6,341)

SEE NOTES TO FINANCIAL STATEMENTS.
A35

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/07/22	0.00%	—	18,250	$—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/08/22	0.00%	—	9,500	—

Total OTC Traded (premiums received $400,575)							$(665,303)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 11/14/23	Call	Goldman Sachs Bank USA	11/02/22	0.87%	3 Month LIBOR(Q)	0.87%(S)		77,800	$(2,640)
1-Year Interest Rate Swap, 04/11/24	Call	Goldman Sachs Bank USA	04/05/23	0.55%	3 Month EURIBOR(Q)	0.55%(A)	EUR	5,900	(3,370)
1-Year Interest Rate Swap, 04/13/24	Call	BNP Paribas S.A.	04/11/23	0.55%	3 Month EURIBOR(Q)	0.55%(A)	EUR	3,100	(1,965)
1-Year Interest Rate Swap, 04/13/24	Call	Goldman Sachs Bank USA	04/11/23	0.55%	3 Month EURIBOR(Q)	0.55%(A)	EUR	5,600	(3,550)
1-Year Interest Rate Swap, 04/13/24	Call	Goldman Sachs Bank USA	04/11/23	0.55%	3 Month EURIBOR(Q)	0.55%(A)	EUR	4,500	(2,853)
1-Year Interest Rate Swap, 04/26/24	Call	Goldman Sachs Bank USA	04/24/23	0.70%	3 Month EURIBOR(Q)	0.70%(A)	EUR	1,900	(1,609)
1-Year Interest Rate Swap, 04/28/24	Call	Goldman Sachs Bank USA	04/26/23	0.70%	3 Month EURIBOR(Q)	0.70%(A)	EUR	2,100	(1,787)
1-Year Interest Rate Swap, 05/03/24	Call	BNP Paribas S.A.	04/28/23	0.70%	3 Month EURIBOR(Q)	0.70%(A)	EUR	1,900	(1,608)

SEE NOTES TO FINANCIAL STATEMENTS.
A36

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 05/17/24	Call	Goldman Sachs Bank USA	05/15/23	0.55%	3 Month EURIBOR(Q)	0.55%(A)	EUR	3,200	$(2,118)
1-Year Interest Rate Swap, 10/13/24	Call	Morgan Stanley Capital Services LLC	10/11/23	2.99%	1 Day SOFR(A)	2.99%(A)		600	(633)
1-Year Interest Rate Swap, 10/17/24	Call	Deutsche Bank AG	10/13/23	2.92%	1 Day SOFR(A)	2.92%(A)		1,000	(7,094)
1-Year Interest Rate Swap, 10/17/24	Call	Goldman Sachs Bank USA	10/13/23	2.92%	1 Day SOFR(A)	2.92%(A)		800	(5,724)
1-Year Interest Rate Swap, 10/24/24	Call	Goldman Sachs Bank USA	10/20/23	3.02%	1 Day SOFR(A)	3.02%(A)		800	(6,186)
1-Year Interest Rate Swap, 10/25/24	Call	Goldman Sachs Bank USA	10/23/23	3.14%	1 Day SOFR(A)	3.14%(A)		800	(6,790)
1-Year Interest Rate Swap, 10/25/24	Call	Goldman Sachs Bank USA	10/23/23	3.19%	1 Day SOFR(A)	3.19%(A)		800	(7,037)
1-Year Interest Rate Swap, 10/25/24	Call	Goldman Sachs Bank USA	10/23/23	3.23%	1 Day SOFR(A)	3.23%(A)		800	(7,212)
1-Year Interest Rate Swap, 10/27/24	Call	Goldman Sachs Bank USA	10/25/23	2.97%	1 Day SOFR(A)	2.97%(A)		1,000	(7,543)
1-Year Interest Rate Swap, 10/31/24	Call	Goldman Sachs Bank USA	10/27/23	2.84%	1 Day SOFR(A)	2.84%(A)		900	(6,137)
1-Year Interest Rate Swap, 11/07/24	Call	Goldman Sachs Bank USA	11/03/23	3.09%	1 Day SOFR(A)	3.09%(A)		500	(4,155)

SEE NOTES TO FINANCIAL STATEMENTS.
A37

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 11/14/24	Call	Goldman Sachs Bank USA	11/10/23	2.91%	1 Day SOFR(A)	2.91%(A)		1,500	$(11,032)
1-Year Interest Rate Swap, 11/21/24	Call	Goldman Sachs Bank USA	11/17/23	2.25%	1 Day SOFR(A)	2.25%(A)		2,400	(10,244)
1-Year Interest Rate Swap, 11/22/24	Call	Goldman Sachs Bank USA	11/20/23	2.15%	1 Day SOFR(A)	2.15%(A)		1,400	(5,469)
1-Year Interest Rate Swap, 12/05/24	Call	Bank of America, N.A.	12/01/23	2.15%	1 Day SOFR(A)	2.15%(A)		2,000	(8,009)
1-Year Interest Rate Swap, 12/11/24	Call	Goldman Sachs Bank USA	12/07/23	2.25%	1 Day SOFR(A)	2.25%(A)		1,300	(5,771)
1-Year Interest Rate Swap, 04/04/25	Call	Goldman Sachs Bank USA	04/02/24	2.70%	1 Day SOFR(A)	2.70%(A)		3,000	102
1-Year Interest Rate Swap, 04/10/25	Call	Goldman Sachs Bank USA	04/08/24	2.72%	1 Day SOFR(A)	2.72%(A)		900	(649)
1-Year Interest Rate Swap, 04/10/25	Call	Deutsche Bank AG	04/08/24	2.79%	1 Day SOFR(A)	2.79%(A)		2,500	(2,391)
1-Year Interest Rate Swap, 12/16/25	Call	JPMorgan Chase Bank, N.A.	12/16/24	0.82%	1 Day SONIA(A)	0.82%(A)	GBP	7,200	21,789
2-Year Interest Rate Swap, 08/10/24	Call	Deutsche Bank AG	08/08/22	0.35%	6 Month EURIBOR(S)	0.35%(A)	EUR	700	(45)
2-Year Interest Rate Swap, 08/10/24	Call	Deutsche Bank AG	08/08/22	0.35%	6 Month EURIBOR(S)	0.35%(A)	EUR	200	(13)

SEE NOTES TO FINANCIAL STATEMENTS.
A38

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

5-Year Interest Rate Swap, 07/14/27	Call	Morgan Stanley Capital Services LLC	07/12/22	0.15%	6 Month EURIBOR(S)	0.15%(A)	EUR	3,700	$—
5-Year Interest Rate Swap, 09/07/27	Call	Deutsche Bank AG	09/02/22	2.45%	1 Day SOFR(A)	2.45%(A)		300	(1,373)
7-Year Interest Rate Swap, 08/22/29	Call	Goldman Sachs Bank USA	08/18/22	2.37%	1 Day SOFR(A)	2.37%(A)		4,000	(13,078)
7-Year Interest Rate Swap, 09/08/29	Call	Goldman Sachs Bank USA	09/06/22	2.45%	1 Day SOFR(A)	2.45%(A)		500	(3,021)
7-Year Interest Rate Swap, 09/09/29	Call	Goldman Sachs Bank USA	09/07/22	2.50%	1 Day SOFR(A)	2.50%(A)		2,000	(14,143)
10-Year Interest Rate Swap, 08/23/32	Call	Bank of America, N.A.	08/19/22	2.31%	1 Day SOFR(A)	2.31%(A)		3,300	(9,282)
10-Year Interest Rate Swap, 09/06/32	Call	Citibank, N.A.	09/01/22	2.45%	1 Day SOFR(A)	2.45%(A)		3,100	(19,458)
10-Year Interest Rate Swap, 01/27/33	Call	JPMorgan Chase Bank, N.A.	01/25/23	1.79%	1 Day SOFR(A)	1.79%(A)		7,400	(32,578)
10-Year Interest Rate Swap, 02/02/33	Call	Morgan Stanley Capital Services LLC	01/31/23	1.58%	1 Day SOFR(A)	1.58%(A)		3,900	(11,680)
10-Year Interest Rate Swap, 02/06/33	Call	Barclays Bank PLC	02/02/23	1.56%	1 Day SOFR(A)	1.56%(A)		3,900	(11,346)
10-Year Interest Rate Swap, 02/27/33	Call	Citibank, N.A.	02/23/23	1.74%	1 Day SOFR(A)	1.74%(A)		7,000	(33,359)

SEE NOTES TO FINANCIAL STATEMENTS.
A39

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

10-Year Interest Rate Swap, 04/28/33	Call	Goldman Sachs Bank USA	04/26/23	2.35%	1 Day SOFR(A)	2.35%(A)		4,600	$(83,294)
10-Year Interest Rate Swap, 06/02/33	Call	Morgan Stanley Capital Services LLC	05/31/23	2.35%	1 Day SOFR(A)	2.35%(A)		12,900	(251,488)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		17,270	(102)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		17,270	(218)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		16,490	(428)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		16,490	(428)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		17,270	(2,038)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	08/17/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		600	(71)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	08/17/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		800	(94)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		16,180	(2,335)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		16,170	(3,518)
1-Year Interest Rate Swap, 11/14/23	Put	Goldman Sachs Bank USA	11/02/22	1.27%	1.27%(S)	3 Month LIBOR(Q)		77,800	(1,764,687)
1-Year Interest Rate Swap, 04/11/24	Put	Goldman Sachs Bank USA	04/05/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)	EUR	5,900	(21,132)
1-Year Interest Rate Swap, 04/13/24	Put	BNP Paribas S.A.	04/11/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)	EUR	3,100	(11,312)
1-Year Interest Rate Swap, 04/13/24	Put	Goldman Sachs Bank USA	04/11/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)	EUR	5,600	(20,434)

SEE NOTES TO FINANCIAL STATEMENTS.
A40

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 04/13/24	Put	Goldman Sachs Bank USA	04/11/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)	EUR	4,500	$(16,420)
1-Year Interest Rate Swap, 04/26/24	Put	Goldman Sachs Bank USA	04/24/23	2.25%	2.25%(A)	3 Month EURIBOR(Q)	EUR	1,900	(6,219)
1-Year Interest Rate Swap, 04/28/24	Put	Goldman Sachs Bank USA	04/26/23	2.25%	2.25%(A)	3 Month EURIBOR(Q)	EUR	2,100	(6,930)
1-Year Interest Rate Swap, 05/03/24	Put	BNP Paribas S.A.	04/28/23	2.25%	2.25%(A)	3 Month EURIBOR(Q)	EUR	1,900	(6,300)
1-Year Interest Rate Swap, 05/17/24	Put	Goldman Sachs Bank USA	05/15/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)	EUR	3,200	(12,600)
1-Year Interest Rate Swap, 10/13/24	Put	Morgan Stanley Capital Services LLC	10/11/23	2.99%	2.99%(A)	1 Day SOFR(A)		600	681
1-Year Interest Rate Swap, 10/17/24	Put	Deutsche Bank AG	10/13/23	2.92%	2.92%(A)	1 Day SOFR(A)		1,000	(5,615)
1-Year Interest Rate Swap, 10/17/24	Put	Goldman Sachs Bank USA	10/13/23	2.92%	2.92%(A)	1 Day SOFR(A)		800	(4,541)
1-Year Interest Rate Swap, 10/24/24	Put	Goldman Sachs Bank USA	10/20/23	3.02%	3.02%(A)	1 Day SOFR(A)		800	(4,197)
1-Year Interest Rate Swap, 10/25/24	Put	Goldman Sachs Bank USA	10/23/23	3.14%	3.14%(A)	1 Day SOFR(A)		800	(3,861)
1-Year Interest Rate Swap, 10/25/24	Put	Goldman Sachs Bank USA	10/23/23	3.19%	3.19%(A)	1 Day SOFR(A)		800	(3,728)

SEE NOTES TO FINANCIAL STATEMENTS.
A41

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

1-Year Interest Rate Swap, 10/25/24	Put	Goldman Sachs Bank USA	10/23/23	3.23%	3.23%(A)	1 Day SOFR(A)	800	$(3,638)
1-Year Interest Rate Swap, 10/27/24	Put	Goldman Sachs Bank USA	10/25/23	2.97%	2.97%(A)	1 Day SOFR(A)	1,000	(5,436)
1-Year Interest Rate Swap, 10/31/24	Put	Goldman Sachs Bank USA	10/27/23	2.84%	2.84%(A)	1 Day SOFR(A)	900	(5,337)
1-Year Interest Rate Swap, 11/07/24	Put	Goldman Sachs Bank USA	11/03/23	3.09%	3.09%(A)	1 Day SOFR(A)	500	(2,502)
1-Year Interest Rate Swap, 11/14/24	Put	Goldman Sachs Bank USA	11/10/23	2.91%	2.91%(A)	1 Day SOFR(A)	1,500	(8,483)
1-Year Interest Rate Swap, 11/21/24	Put	Goldman Sachs Bank USA	11/17/23	3.75%	3.75%(A)	1 Day SOFR(A)	2,400	(7,639)
1-Year Interest Rate Swap, 11/22/24	Put	Goldman Sachs Bank USA	11/20/23	3.65%	3.65%(A)	1 Day SOFR(A)	1,400	(4,785)
1-Year Interest Rate Swap, 12/05/24	Put	Bank of America, N.A.	12/01/23	3.65%	3.65%(A)	1 Day SOFR(A)	2,000	(6,855)
1-Year Interest Rate Swap, 12/11/24	Put	Goldman Sachs Bank USA	12/07/23	3.75%	3.75%(A)	1 Day SOFR(A)	1,300	(4,177)
1-Year Interest Rate Swap, 01/16/25	Put	Bank of America, N.A.	01/11/24	2.31%	2.31%(A)	1 Day SOFR(A)	26,200	(218,056)
1-Year Interest Rate Swap, 04/04/25	Put	Goldman Sachs Bank USA	04/02/24	2.70%	2.70%(A)	1 Day SOFR(A)	3,000	2,735

SEE NOTES TO FINANCIAL STATEMENTS.
A42

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 04/10/25	Put	Goldman Sachs Bank USA	04/08/24	2.72%	2.72%(A)	1 Day SOFR(A)		900	$650
1-Year Interest Rate Swap, 04/10/25	Put	Deutsche Bank AG	04/08/24	2.79%	2.79%(A)	1 Day SOFR(A)		2,500	2,834
2-Year Interest Rate Swap, 08/10/24	Put	Deutsche Bank AG	08/08/22	0.55%	0.55%(A)	6 Month EURIBOR(S)	EUR	700	(13,295)
2-Year Interest Rate Swap, 08/10/24	Put	Deutsche Bank AG	08/08/22	0.55%	0.55%(A)	6 Month EURIBOR(S)	EUR	200	(3,799)
5-Year Interest Rate Swap, 09/07/27	Put	Deutsche Bank AG	09/02/22	3.05%	3.05%(A)	1 Day SOFR(A)		300	(1,816)
5-Year Interest Rate Swap, 11/21/28	Put	Deutsche Bank AG	11/17/23	2.34%	2.34%(S)	3 Month LIBOR(Q)		37,400	(1,512,677)
7-Year Interest Rate Swap, 08/22/29	Put	Goldman Sachs Bank USA	08/18/22	3.07%	3.07%(A)	1 Day SOFR(A)		4,000	(20,144)
7-Year Interest Rate Swap, 09/08/29	Put	Goldman Sachs Bank USA	09/06/22	3.05%	3.05%(A)	1 Day SOFR(A)		500	(3,623)
7-Year Interest Rate Swap, 09/09/29	Put	Goldman Sachs Bank USA	09/07/22	3.10%	3.10%(A)	1 Day SOFR(A)		2,000	(12,986)
10-Year Interest Rate Swap, 08/23/32	Put	Bank of America, N.A.	08/19/22	3.01%	3.01%(A)	1 Day SOFR(A)		3,300	(26,111)
10-Year Interest Rate Swap, 09/06/32	Put	Citibank, N.A.	09/01/22	3.05%	3.05%(A)	1 Day SOFR(A)		3,100	(26,870)

SEE NOTES TO FINANCIAL STATEMENTS.
A43

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

10-Year Interest Rate Swap, 11/04/32	Put	BNP Paribas S.A.	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,500	$(1,614,857)
10-Year Interest Rate Swap, 11/04/32	Put	Morgan Stanley Capital Services LLC	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,200	(1,550,263)
10-Year Interest Rate Swap, 11/08/32	Put	Barclays Bank PLC	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	4,810	(1,036,825)
10-Year Interest Rate Swap, 11/08/32	Put	BNP Paribas S.A.	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	9,590	(2,067,183)
25-Year Interest Rate Swap, 05/27/50	Put	BNP Paribas S.A.	05/23/25	0.45%	0.45%(A)	6 Month EURIBOR(S)	EUR	1,600	(547,352)
CDX.NA.HY.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	$95.00	5.00%(Q)	CDX.NA.HY.38.V1(Q)		300	(4,570)
CDX.NA.HY.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	$95.00	5.00%(Q)	CDX.NA.HY.38.V1(Q)		300	(4,570)
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	08/17/22	$98.00	5.00%(Q)	CDX.NA.HY.38.V1(Q)		2,440	(67,682)
CDX.NA.HY.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	09/21/22	$96.00	5.00%(Q)	CDX.NA.HY.38.V1(Q)		2,440	(66,461)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	07/20/22	1.20%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		600	(245)
CDX.NA.IG.37.V1, 12/20/26	Put	BNP Paribas S.A.	07/20/22	1.20%	1.00%(Q)	CDX.NA.IG.37.V1(Q)		1,200	(491)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		17,270	(71,356)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		17,270	(60,257)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,490	(34,415)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,490	(34,415)

SEE NOTES TO FINANCIAL STATEMENTS.
A44

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	07/20/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,200	$(897)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	07/20/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,300	(972)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		700	(523)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		600	(449)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley Capital Services LLC	07/20/22	1.25%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		700	(379)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley Capital Services LLC	07/20/22	1.25%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		500	(271)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		17,270	(75,751)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,180	(48,503)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,170	(44,178)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	08/17/22	1.30%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,900	(3,034)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	08/17/22	1.30%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		2,200	(3,513)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley Capital Services LLC	08/17/22	1.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,500	(2,017)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley Capital Services LLC	08/17/22	1.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,100	(1,479)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.40%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		700	(796)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.33%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,090	(47,482)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.45%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,090	(35,877)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)		5,330	(161)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		10,270	(292)
iTraxx.EU.36.V1, 12/20/26	Put	JPMorgan Chase Bank, N.A.	07/20/22	1.10%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,100	(4,204)
iTraxx.EU.36.V1, 12/20/26	Put	Bank of America, N.A.	07/20/22	1.20%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	2,200	(4,777)

SEE NOTES TO FINANCIAL STATEMENTS.
A45

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

iTraxx.EU.36.V1, 12/20/26	Put	Bank of America, N.A.	07/20/22	1.20%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,000	$(2,171)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	07/20/22	1.20%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	2,600	(5,646)
iTraxx.EU.36.V1, 12/20/26	Put	Barclays Bank PLC	07/20/22	1.20%	1.00%(Q)	iTraxx.EU.36.V1(Q)	EUR	1,200	(2,606)
iTraxx.EU.37.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	07/20/22	1.20%	1.00%(Q)	iTraxx.EU.37.V1(Q)	EUR	1,200	(4,477)
iTraxx.EU.37.V1, 06/20/27	Put	Bank of America, N.A.	08/17/22	1.40%	1.00%(Q)	iTraxx.EU.37.V1(Q)	EUR	2,100	(6,879)
iTraxx.EU.37.V1, 06/20/27	Put	Bank of America, N.A.	08/17/22	1.40%	1.00%(Q)	iTraxx.EU.37.V1(Q)	EUR	4,700	(15,397)
iTraxx.EU.37.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.60%	1.00%(Q)	iTraxx.EU.37.V1(Q)	EUR	400	(719)
iTraxx.XO.36.V1, 12/20/26^	Put	Barclays Bank PLC	09/21/22	9.00%	5.00%(Q)	iTraxx.XO.36.V1(Q)	EUR	3,830	(30,287)
iTraxx.XO.37.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	7.00%	5.00%(Q)	iTraxx.XO.37.V1(Q)	EUR	200	(2,241)
iTraxx.XO.37.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	7.00%	5.00%(Q)	iTraxx.XO.37.V1(Q)	EUR	500	(5,603)

Total OTC Swaptions (premiums received $3,775,427)									$(11,876,903)

Total Options Written (premiums received $4,644,956)									$(13,174,479)

(fv)	Forward Volatility Agreement on a 1 year-30 year straddle swaption effective 6/16/2020. The strike price will be determined based on the swaption rate as of 6/16/2023.

Financial Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
314	90 Day Euro EURIBOR	Mar. 2023	$81,017,774	$(1,470,318)
60	3 Month CME SOFR	Jun. 2023	14,523,750	(82,566)
510	2 Year U.S.Treasury Notes	Sep. 2022	107,107,969	(366,130)
200	3 Year Australian Treasury Bonds	Sep. 2022	14,834,799	6,867
1,771	5 Year U.S.Treasury Notes	Sep. 2022	198,794,750	(151,188)
66	10 Year Australian Treasury Bonds	Sep. 2022	5,416,438	(20,287)
78	10 Year Euro-Bund	Sep. 2022	12,161,292	438,843
54	10 Year Japanese Government Bonds	Sep. 2022	59,146,079	(243,692)
1,002	10 Year U.S. Treasury Notes	Sep. 2022	118,768,312	618,217
7	10 Year U.S. Ultra Treasury Notes	Sep. 2022	891,625	(5,072)
138	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	21,299,437	(223,391)
312	Euro Schatz Index	Sep. 2022	35,686,093	(113,927)
2,099	Mini MSCI EAFE Index	Sep. 2022	194,850,170	1,598,338
315	Russell 2000 E-Mini Index	Sep. 2022	26,901,000	(119,808)
1,555	S&P 500 E-Mini Index	Sep. 2022	294,633,625	2,400,252

				2,266,138

Short Positions:
496	2 Year U.S.Treasury Notes	Sep. 2022	104,167,750	69,045

SEE NOTES TO FINANCIAL STATEMENTS.
A46

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Financial Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
36	3 Year Australian Treasury Bonds	Sep. 2022	$2,670,264	$(1,311)
560	5 Year Euro-Bobl	Sep. 2022	72,881,150	1,096,014
15	10 Year Australian Treasury Bonds	Sep. 2022	1,231,009	4,846
38	10 Year Canadian Government Bonds	Sep. 2022	3,660,364	125,969
47	10 Year Euro-Bund	Sep. 2022	7,327,958	198,530
51	10 Year Japanese Government Bonds	Sep. 2022	55,860,186	251,230
118	10 Year U.K. Gilt	Sep. 2022	16,372,247	587,207
576	10 Year U.S. Treasury Notes	Sep. 2022	68,274,000	240,464
341	10 Year U.S. Ultra Treasury Notes	Sep. 2022	43,434,875	(212,288)
207	20 Year U.S. Treasury Bonds	Sep. 2022	28,695,375	(442,197)
67	30 Year Euro Buxl	Sep. 2022	11,483,981	328,969
35	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	5,402,031	47,295
812	Euro Schatz Index	Sep. 2022	92,875,344	38,924
297	Euro-BTP Italian Government Bond	Sep. 2022	38,320,010	(1,448,260)
245	Euro-OAT	Sep. 2022	35,567,266	1,079,048
129	Short Euro-BTP	Sep. 2022	14,720,355	59,519

				2,023,004

				$4,289,142

Commodity Futures contracts outstanding at June 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
2	Brent 1st Line vs. Dubai 1st Line	Jan. 2023	$12,260	$9,879
2	Brent 1st Line vs. Dubai 1st Line	Feb. 2023	12,180	9,799
2	Brent 1st Line vs. Dubai 1st Line	Mar. 2023	12,120	9,739
2	Brent 1st Line vs. Dubai 1st Line	Apr. 2023	11,900	9,519
2	Brent 1st Line vs. Dubai 1st Line	May 2023	11,640	9,259
2	Brent 1st Line vs. Dubai 1st Line	Jun. 2023	11,440	9,059
2	Brent 1st Line vs. Dubai 1st Line	Jul. 2023	11,240	8,859
2	Brent 1st Line vs. Dubai 1st Line	Aug. 2023	11,120	8,739
2	Brent 1st Line vs. Dubai 1st Line	Sep. 2023	10,940	8,559
2	Brent 1st Line vs. Dubai 1st Line	Oct. 2023	10,700	8,319
2	Brent 1st Line vs. Dubai 1st Line	Nov. 2023	10,280	7,899
2	Brent 1st Line vs. Dubai 1st Line	Dec. 2023	9,760	7,379
123	Brent Crude	Mar. 2023	11,762,490	(349,392)
27	Brent Crude	Jun. 2024	2,300,130	(42,867)
2	Brent Crude	Dec. 2025	155,840	(5,745)
263	California Carbon Allowance Vintage	Dec. 2022	7,824,250	512,397
14	Cocoa	Sep. 2022	327,600	(20,893)
5	Coffee ’C’	Dec. 2022	425,719	12,723
1	Copper	Sep. 2022	92,750	(15,523)
1	Corn	Dec. 2022	30,988	(4,480)
1	Cotton No. 2	Dec. 2022	49,420	(10,925)
6	Gasoline RBOB	Dec. 2022	704,466	(21,960)
4	Hard Red Winter Wheat	Dec. 2022	192,150	(47,267)
2	Henry Hub LD1 Fixed Price	Jan. 2024	26,680	6,395
2	Henry Hub LD1 Fixed Price	Feb. 2024	25,965	5,680
2	Henry Hub LD1 Fixed Price	Mar. 2024	24,510	4,225
2	Henry Hub LD1 Fixed Price	Apr. 2024	21,695	1,410
2	Henry Hub LD1 Fixed Price	May 2024	21,465	1,180
2	Henry Hub LD1 Fixed Price	Jun. 2024	21,795	1,510

SEE NOTES TO FINANCIAL STATEMENTS.
A47

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Commodity Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
2	Henry Hub LD1 Fixed Price	Jul. 2024	$22,135	$1,850
2	Henry Hub LD1 Fixed Price	Aug. 2024	22,175	1,890
2	Henry Hub LD1 Fixed Price	Sep. 2024	22,070	1,785
2	Henry Hub LD1 Fixed Price	Oct. 2024	22,375	2,090
2	Henry Hub LD1 Fixed Price	Nov. 2024	23,315	3,030
2	Henry Hub LD1 Fixed Price	Dec. 2024	25,200	4,915
2	ICE ECX EMISSION	Dec. 2022	188,966	22,581
22	Live Cattle	Oct. 2022	1,221,220	(13,949)
6	LME Lead	Jul. 2022	287,025	(54,704)
1	LME Nickel	Jul. 2022	135,906	(13,422)
2	LME Nickel	Sep. 2022	272,412	(68,802)
16	LME PRI Aluminum	Jul. 2022	973,000	(171,936)
7	LME PRI Aluminum	Sep. 2022	427,919	(10,081)
4	LME Zinc	Jul. 2022	318,175	(68,275)
4	LME Zinc	Sep. 2022	316,075	(61,788)
6	Low Sulphur Gas Oil	Sep. 2022	661,200	(60,928)
6	Low Sulphur Gas Oil	Nov. 2022	634,200	(16,316)
2	Low Sulphur Gas Oil	Dec. 2022	205,500	(11,272)
12	Low Sulphur Gas Oil	Dec. 2023	1,038,900	68,710
38	Milling Wheat No. 2	Dec. 2022	685,936	13,737
7	Natural Gas	Aug. 2022	379,680	(60,836)
10	Natural Gas	Oct. 2022	540,900	(289,120)
37	Natural Gas	Feb. 2023	2,057,940	(929,143)
14	Natural Gas	Mar. 2023	701,680	(125,943)
5	Natural Gas	Apr. 2023	216,750	(13,377)
3	Natural Gas	Oct. 2023	132,810	(24,294)
1	Natural Gas	Oct. 2024	42,410	1,161
54	SGX Iron Ore 62%	Sep. 2022	639,036	(37,990)
21	Soybean	Nov. 2022	1,530,900	(64,837)
71	Soybean Meal	Dec. 2022	2,887,570	18,847
3	Soybean Oil	Oct. 2022	7,564	(2,175)
3	Soybean Oil	Nov. 2022	7,874	(2,486)
3	Soybean Oil	Dec. 2022	12,510	(7,121)
1	Soybean Oil	Jan. 2023	4,983	316
1	Soybean Oil	Feb. 2023	5,169	131
1	Soybean Oil	Mar. 2023	5,129	170
1	Soybean Oil	Apr. 2023	5,325	(26)
1	Soybean Oil	May 2023	5,821	(522)
1	Soybean Oil	Jun. 2023	5,971	(672)
1	Soybean Oil	Jul. 2023	5,978	(679)
1	Soybean Oil	Aug. 2023	6,361	(1,062)
1	Soybean Oil	Sep. 2023	7,305	(2,006)
1	Soybean Oil	Oct. 2023	7,710	(2,411)
1	Soybean Oil	Nov. 2023	7,894	(2,595)
1	Soybean Oil	Dec. 2023	8,172	(2,873)
1	WTI Brent (ICE)	Jan. 2023	4,010	638
1	WTI Brent (ICE)	Feb. 2023	4,120	528
1	WTI Brent (ICE)	Mar. 2023	4,430	218
1	WTI Brent (ICE)	Apr. 2023	4,560	88
1	WTI Brent (ICE)	May 2023	4,650	(2)
1	WTI Brent (ICE)	Jun. 2023	4,850	(202)
1	WTI Brent (ICE)	Jul. 2023	4,920	(272)
1	WTI Brent (ICE)	Aug. 2023	4,980	(332)
1	WTI Brent (ICE)	Sep. 2023	5,070	(422)
1	WTI Brent (ICE)	Oct. 2023	5,020	(372)
1	WTI Brent (ICE)	Nov. 2023	4,980	(332)

SEE NOTES TO FINANCIAL STATEMENTS.
A48

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Commodity Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
1	WTI Brent (ICE)	Dec. 2023	$4,960	$(312)
4	WTI Crude	Dec. 2022	382,240	(9,570)
21	WTI Crude	Jun. 2023	1,840,020	(46,438)
39	WTI Crude	Dec. 2023	3,248,310	(76,144)
1	WTI Crude	Dec. 2025	72,050	(2,823)
1	WTI Houston (Argus) vs. WTI Trade Month	Jan. 2023	1,280	(122)
1	WTI Houston (Argus) vs. WTI Trade Month	Feb. 2023	1,280	(122)
1	WTI Houston (Argus) vs. WTI Trade Month	Mar. 2023	1,280	(122)
1	WTI Houston (Argus) vs. WTI Trade Month	Apr. 2023	1,280	(122)
1	WTI Houston (Argus) vs. WTI Trade Month	May 2023	1,280	(122)
1	WTI Houston (Argus) vs. WTI Trade Month	Jun. 2023	1,280	(122)
1	WTI Houston (Argus) vs. WTI Trade Month	Jul. 2023	1,430	28
1	WTI Houston (Argus) vs. WTI Trade Month	Aug. 2023	1,430	28
1	WTI Houston (Argus) vs. WTI Trade Month	Sep. 2023	1,430	28
1	WTI Houston (Argus) vs. WTI Trade Month	Oct. 2023	1,430	28
1	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2023	1,430	28
1	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2023	1,430	28
81	WTI Light Sweet Crude Oil	Dec. 2022	7,740,360	877,572

				(1,105,693)

Short Positions:
8	Brent 1st Line vs. Dubai 1st Line	Aug. 2022	39,656	9,284
10	Brent 1st Line vs. Dubai 1st Line	Sep. 2022	56,000	(5,348)
2	Brent 1st Line vs. Dubai 1st Line	Oct. 2022	11,738	(6,820)
2	Brent 1st Line vs. Dubai 1st Line	Nov. 2022	11,940	(7,022)
2	Brent 1st Line vs. Dubai 1st Line	Dec. 2022	12,020	(7,102)
7	Brent Crude	Sep. 2022	763,210	33,369
120	Brent Crude	Dec. 2022	12,069,600	72,940
31	Brent Crude	Jun. 2023	2,877,730	77,740
53	Brent Crude	Dec. 2023	4,704,280	107,024
14	Brent Crude	Dec. 2024	1,152,900	30,296
5	Coffee ’C’	Sep. 2022	431,438	(22,765)
90	Corn	Sep. 2022	2,829,375	521,915
9	Gold 100 OZ	Aug. 2022	1,626,570	15,023
4	Gold 100 OZ	Dec. 2022	731,000	14,622
11	Hard Red Winter Wheat	Sep. 2022	523,462	162,424
1	Henry Hub LD1 Fixed Price	Jan. 2025	12,975	(3,142)
1	Henry Hub LD1 Fixed Price	Feb. 2025	12,670	(2,837)
1	Henry Hub LD1 Fixed Price	Mar. 2025	11,925	(2,092)
1	Henry Hub LD1 Fixed Price	Apr. 2025	10,588	(755)
1	Henry Hub LD1 Fixed Price	May 2025	10,473	(640)
1	Henry Hub LD1 Fixed Price	Jun. 2025	10,648	(815)
1	Henry Hub LD1 Fixed Price	Jul. 2025	10,810	(977)
1	Henry Hub LD1 Fixed Price	Aug. 2025	10,870	(1,037)
1	Henry Hub LD1 Fixed Price	Sep. 2025	10,843	(1,010)
1	Henry Hub LD1 Fixed Price	Oct. 2025	11,018	(1,185)
1	Henry Hub LD1 Fixed Price	Nov. 2025	11,445	(1,612)
1	Henry Hub LD1 Fixed Price	Dec. 2025	12,370	(2,537)
5	ICE Endex Dutch TTF Natural Gas	Sep. 2022	552,998	(181,979)
28	Lean Hogs	Oct. 2022	993,160	45,721
6	LME Lead	Jul. 2022	287,025	45,262
6	LME Lead	Sep. 2022	286,275	34,969
1	LME Nickel	Jul. 2022	135,906	23,262
2	LME Nickel	Sep. 2022	272,412	22,212
16	LME PRI Aluminum	Jul. 2022	973,000	383,638
23	LME PRI Aluminum	Sep. 2022	1,406,019	212,325
4	LME Zinc	Jul. 2022	318,175	70,932

SEE NOTES TO FINANCIAL STATEMENTS.
A49

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Commodity Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
4	LME Zinc	Sep. 2022	$316,075	$43,075
12	Low Sulphur Gas Oil	Oct. 2022	1,299,300	92,167
25	Natural Gas	Sep. 2022	1,348,000	681,510
55	Natural Gas	Jan. 2023	3,162,500	1,188,626
3	Natural Gas	Jan. 2024	150,420	23,860
1	Natural Gas	Jan. 2025	49,310	(865)
12	No. 2 Soft Red Winter Wheat	Sep. 2022	530,400	167,796
16	No. 2 Soft Red Winter Wheat	Dec. 2022	720,400	111,953
2	NY Harbor ULSD	Dec. 2022	298,124	21,108
1	Palladium	Sep. 2022	191,610	14,030
7	Platinum	Oct. 2022	313,355	10,401
1	Silver	Sep. 2022	101,760	8,087
6	Soybean Oil	Dec. 2022	232,056	40,112
4	Soybean Oil	Jan. 2023	154,152	4,927
21	Sugar #11 (World)	Mar. 2023	441,470	17,010
12	WTI Crude	Sep. 2022	1,237,200	14,254
18	WTI Crude	Mar. 2023	1,632,240	67,719
7	WTI Crude	Jun. 2024	557,550	6,362
2	WTI Crude	Dec. 2024	153,400	6,200
20	WTI Light Sweet Crude Oil	Sep. 2022	2,062,000	(56,444)
1	WTI Light Sweet Crude Oil	Jun. 2023	87,620	11,110
3	WTI Light Sweet Crude Oil	Dec. 2023	249,870	15,854

				4,122,135

				$3,016,442

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/05/22	HSBC Bank PLC	AUD	12,021	$8,278,957	$8,297,684	$18,727	$—
Expiring 07/05/22	HSBC Bank PLC	AUD	4,593	3,163,199	3,170,354	7,155	—
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	AUD	95	65,649	65,864	215	—
Expiring 07/05/22	Standard Chartered Bank, London	AUD	347	238,578	239,472	894	—
Brazilian Real,
Expiring 07/05/22	Goldman Sachs Bank USA	BRL	8,412	1,618,092	1,604,844	—	(13,248)
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	18,381	3,483,585	3,476,986	—	(6,599)
British Pound,
Expiring 07/05/22	Bank of America, N.A.	GBP	109	137,397	133,065	—	(4,332)
Expiring 07/05/22	BNP Paribas S.A.	GBP	9,284	11,384,466	11,301,495	—	(82,971)
Expiring 07/05/22	BNP Paribas S.A.	GBP	911	1,147,677	1,109,018	—	(38,659)
Expiring 07/05/22	BNP Paribas S.A.	GBP	663	812,344	807,112	—	(5,232)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	GBP	20	25,483	24,722	—	(761)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	GBP	18	22,565	22,378	—	(187)
Expiring 07/05/22	Societe Generale Paris	GBP	23,079	28,087,143	28,095,534	8,391	—
Expiring 07/05/22	Standard Chartered Bank, London	GBP	584	717,252	710,940	—	(6,312)
Expiring 07/05/22	UBS AG	GBP	1,250	1,532,886	1,521,585	—	(11,301)
Expiring 08/02/22	Bank of America, N.A.	GBP	25	30,730	30,558	—	(172)
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	GBP	4,260	5,244,154	5,188,712	—	(55,442)
Expiring 08/02/22	Morgan Stanley & Co. International PLC	GBP	48	58,987	58,423	—	(564)
Expiring 08/02/22	UBS AG	GBP	112	136,391	135,960	—	(431)
Canadian Dollar,
Expiring 07/05/22	Citibank, N.A.	CAD	500	383,652	388,451	4,799	—

SEE NOTES TO FINANCIAL STATEMENTS.
A50

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/06/22	Morgan Stanley & Co. International PLC	CAD	692	$536,461	$537,620	$1,159	$—
Expiring 07/19/22	Barclays Bank PLC	CAD	583	461,598	452,670	—	(8,928)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	282	219,094	219,164	70	—
Chilean Peso,
Expiring 07/07/22	Standard Chartered Bank, London	CLP	1,131,472	1,364,370	1,231,400	—	(132,970)
Expiring 08/05/22	Citibank, N.A.	CLP	356,854	405,194	385,784	—	(19,410)
Expiring 09/09/22	UBS AG Stamford	CLP	1,131,472	1,218,406	1,214,938	—	(3,468)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	188,150	201,600	201,503	—	(97)
Chinese Renminbi,
Expiring 08/10/22	JPMorgan Chase Bank, N.A.	CNH	1,383	206,055	206,555	500	—
Colombian Peso,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	3,951,011	944,766	938,569	—	(6,197)
Czech Koruna,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CZK	27,614	1,166,691	1,166,475	—	(216)
Danish Krone,
Expiring 07/01/22	BNP Paribas S.A.	DKK	6,170	907,559	869,370	—	(38,189)
Expiring 07/01/22	BNP Paribas S.A.	DKK	5,525	813,078	778,488	—	(34,590)
Expiring 07/01/22	BNP Paribas S.A.	DKK	5,270	747,286	742,558	—	(4,728)
Expiring 07/01/22	BNP Paribas S.A.	DKK	4,705	666,277	662,948	—	(3,329)
Expiring 07/01/22	BNP Paribas S.A.	DKK	4,480	636,245	631,244	—	(5,001)
Expiring 07/01/22	BNP Paribas S.A.	DKK	3,805	532,629	536,135	3,506	—
Expiring 07/01/22	BNP Paribas S.A.	DKK	3,555	504,474	500,909	—	(3,565)
Expiring 07/01/22	BNP Paribas S.A.	DKK	3,500	504,336	493,159	—	(11,177)
Expiring 07/01/22	Citibank, N.A.	DKK	2,965	421,873	417,777	—	(4,096)
Expiring 07/01/22	Deutsche Bank AG	DKK	9,565	1,355,681	1,347,735	—	(7,946)
Expiring 07/01/22	Goldman Sachs Bank USA	DKK	4,445	641,536	626,313	—	(15,223)
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	DKK	3,850	542,118	542,476	358	—
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	78,866	11,208,934	11,112,448	—	(96,486)
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	55,904	7,945,382	7,876,989	—	(68,393)
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	6,830	963,146	962,367	—	(779)
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	2,405	345,101	338,871	—	(6,230)
Expiring 07/01/22	Societe Generale Paris	DKK	142,664	20,275,936	20,101,762	—	(174,174)
Expiring 07/01/22	Standard Chartered Bank, London	DKK	7,370	1,067,555	1,038,453	—	(29,102)
Expiring 08/01/22	Goldman Sachs Bank USA	DKK	2,705	379,581	381,944	2,363	—
Euro,
Expiring 07/01/22	BNP Paribas S.A.	EUR	254	306,648	265,986	—	(40,662)
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	113	138,224	118,426	—	(19,798)
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	85	103,833	89,082	—	(14,751)
Expiring 07/01/22	HSBC Bank USA, N.A.	EUR	279	338,592	292,310	—	(46,282)
Expiring 07/01/22	HSBC Bank USA, N.A.	EUR	58	70,879	60,835	—	(10,044)
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	127	150,534	133,098	—	(17,436)
Expiring 07/05/22	Bank of America, N.A.	EUR	33,260	35,022,968	34,865,884	—	(157,084)
Expiring 07/05/22	BNP Paribas S.A.	EUR	49,020	51,558,826	51,386,135	—	(172,691)
Expiring 07/05/22	BNP Paribas S.A.	EUR	45,162	47,501,392	47,342,291	—	(159,101)
Expiring 07/05/22	BNP Paribas S.A.	EUR	2,838	2,969,294	2,975,010	5,716	—
Expiring 07/05/22	BNP Paribas S.A.	EUR	2,695	2,823,597	2,825,107	1,510	—
Expiring 07/05/22	BNP Paribas S.A.	EUR	1,167	1,228,653	1,223,339	—	(5,314)
Expiring 07/05/22	BNP Paribas S.A.	EUR	994	1,054,098	1,041,988	—	(12,110)
Expiring 07/05/22	BNP Paribas S.A.	EUR	866	930,028	907,807	—	(22,221)
Expiring 07/05/22	BNP Paribas S.A.	EUR	781	840,218	818,704	—	(21,514)
Expiring 07/05/22	BNP Paribas S.A.	EUR	608	654,302	637,352	—	(16,950)
Expiring 07/05/22	BNP Paribas S.A.	EUR	570	598,491	597,518	—	(973)
Expiring 07/05/22	BNP Paribas S.A.	EUR	535	572,725	560,829	—	(11,896)
Expiring 07/05/22	BNP Paribas S.A.	EUR	470	494,810	492,690	—	(2,120)
Expiring 07/05/22	BNP Paribas S.A.	EUR	437	460,234	458,097	—	(2,137)

SEE NOTES TO FINANCIAL STATEMENTS.
A51

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/05/22	Citibank, N.A.	EUR	988	$1,060,798	$1,035,698	$—	$(25,100)
Expiring 07/05/22	Citibank, N.A.	EUR	902	968,461	945,546	—	(22,915)
Expiring 07/05/22	HSBC Bank PLC	EUR	1,467	1,526,525	1,537,823	11,298	—
Expiring 07/05/22	HSBC Bank PLC	EUR	1,213	1,280,017	1,271,560	—	(8,457)
Expiring 07/05/22	HSBC Bank PLC	EUR	712	754,099	746,374	—	(7,725)
Expiring 07/05/22	The Toronto-Dominion Bank	EUR	212	221,469	222,505	1,036	—
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	EUR	14,010	14,880,103	14,714,055	—	(166,048)
Expiring 09/09/22	Deutsche Bank AG	EUR	49	54,416	51,895	—	(2,521)
Expiring 09/09/22	Deutsche Bank AG	EUR	39	44,660	40,762	—	(3,898)
Expiring 09/09/22	HSBC Bank PLC	EUR	41	46,557	43,185	—	(3,372)
Expiring 09/09/22	HSBC Bank PLC	EUR	33	36,496	34,861	—	(1,635)
Expiring 09/09/22	JPMorgan Chase Bank, N.A.	EUR	16	17,618	16,877	—	(741)
Expiring 09/09/22	Standard Chartered Bank, London	EUR	92	102,240	96,648	—	(5,592)
Expiring 12/09/22	BNP Paribas S.A.	EUR	138	145,398	146,483	1,085	—
Expiring 12/09/22	BNP Paribas S.A.	EUR	90	96,552	95,532	—	(1,020)
Expiring 12/09/22	HSBC Bank PLC	EUR	205	233,155	217,767	—	(15,388)
Expiring 12/09/22	HSBC Bank PLC	EUR	136	156,114	144,720	—	(11,394)
Expiring 12/09/22	HSBC Bank PLC	EUR	30	31,829	31,683	—	(146)
Hungarian Forint,
Expiring 07/19/22	Barclays Bank PLC	HUF	161,630	457,940	425,915	—	(32,025)
Expiring 07/19/22	UBS AG	HUF	139,874	367,000	368,585	1,585	—
Indonesian Rupiah,
Expiring 08/10/22	Barclays Bank PLC	IDR	197,924	13,455	13,223	—	(232)
Expiring 08/10/22	HSBC Bank PLC	IDR	16,269,410	1,109,631	1,086,897	—	(22,734)
Expiring 08/10/22	JPMorgan Chase Bank, N.A.	IDR	16,964,510	1,164,106	1,133,334	—	(30,772)
Japanese Yen,
Expiring 07/05/22	BNP Paribas S.A.	JPY	113,800	843,781	838,965	—	(4,816)
Expiring 07/05/22	HSBC Bank PLC	JPY	190,300	1,433,238	1,402,944	—	(30,294)
Malaysian Ringgit,
Expiring 09/21/22	Barclays Bank PLC	MYR	9,382	2,141,335	2,126,655	—	(14,680)
Expiring 09/21/22	Goldman Sachs Bank USA	MYR	4,770	1,088,972	1,081,136	—	(7,836)
Expiring 09/28/22	Standard Chartered Bank, London	MYR	46,000	10,406,744	10,423,539	16,795	—
Mexican Peso,
Expiring 07/01/22	BNP Paribas S.A.	MXN	54,896	2,624,416	2,729,363	104,947	—
Expiring 07/01/22	BNP Paribas S.A.	MXN	9,972	496,192	495,796	—	(396)
Expiring 07/15/22	Goldman Sachs Bank USA	MXN	15,623	764,926	774,793	9,867	—
Expiring 07/15/22	Goldman Sachs Bank USA	MXN	2,109	106,888	104,592	—	(2,296)
Expiring 09/15/22	BNP Paribas S.A.	MXN	54,254	2,659,839	2,659,654	—	(185)
Expiring 09/21/22	HSBC Bank PLC	MXN	10,617	528,903	519,911	—	(8,992)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	48,260	2,358,225	2,363,171	4,946	—
New Zealand Dollar,
Expiring 07/15/22	HSBC Bank PLC	NZD	1,211	787,390	756,391	—	(30,999)
Norwegian Krone,
Expiring 07/05/22	UBS AG Stamford	NOK	67,039	7,109,615	6,806,653	—	(302,962)
Expiring 08/02/22	Barclays Bank PLC	NOK	66,989	6,836,225	6,805,350	—	(30,875)
Peruvian Nuevo Sol,
Expiring 07/14/22	Goldman Sachs Bank USA	PEN	97	25,985	25,388	—	(597)
Expiring 07/27/22	Standard Chartered Bank, London	PEN	94	24,822	24,471	—	(351)
Expiring 08/03/22	Citibank, N.A.	PEN	1,102	294,449	286,670	—	(7,779)
Expiring 08/08/22	BNP Paribas S.A.	PEN	1,100	288,000	286,202	—	(1,798)
Expiring 08/08/22	Citibank, N.A.	PEN	813	210,000	211,380	1,380	—
Expiring 08/08/22	Citibank, N.A.	PEN	99	26,036	25,621	—	(415)
Expiring 08/08/22	Citibank, N.A.	PEN	98	25,386	25,480	94	—
Expiring 08/08/22	Goldman Sachs Bank USA	PEN	1,194	311,000	310,449	—	(551)
Expiring 08/08/22	Goldman Sachs Bank USA	PEN	868	227,001	225,672	—	(1,329)

SEE NOTES TO FINANCIAL STATEMENTS.
A52

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 08/08/22	Goldman Sachs Bank USA	PEN	783	$205,000	$203,768	$—	$(1,232)
Expiring 08/08/22	HSBC Bank PLC	PEN	1,141	303,000	296,798	—	(6,202)
Expiring 09/21/22	The Toronto-Dominion Bank	PEN	8,102	2,109,222	2,097,718	—	(11,504)
Expiring 12/06/22	Citibank, N.A.	PEN	11,621	2,770,788	2,989,921	219,133	—
Philippine Peso,
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	205,546	3,714,912	3,714,019	—	(893)
Polish Zloty,
Expiring 07/19/22	HSBC Bank PLC	PLN	1,118	259,098	248,737	—	(10,361)
Expiring 07/19/22	HSBC Bank PLC	PLN	944	217,756	210,187	—	(7,569)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	16,784	3,757,562	3,735,289	—	(22,273)
Singapore Dollar,
Expiring 08/10/22	HSBC Bank PLC	SGD	1,218	878,192	876,788	—	(1,404)
Expiring 08/10/22	JPMorgan Chase Bank, N.A.	SGD	4,584	3,308,905	3,299,832	—	(9,073)
Expiring 08/10/22	JPMorgan Chase Bank, N.A.	SGD	1,524	1,097,228	1,097,065	—	(163)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	1,533	1,101,731	1,103,738	2,007	—
South African Rand,
Expiring 07/13/22	BNP Paribas S.A.	ZAR	7,626	487,120	468,115	—	(19,005)
Expiring 09/12/22	Standard Chartered Bank, London	ZAR	9,031	584,154	550,883	—	(33,271)
Expiring 12/12/22	Deutsche Bank AG	ZAR	9,903	630,310	598,761	—	(31,549)
South Korean Won,
Expiring 08/10/22	Barclays Bank PLC	KRW	346,974	268,000	269,393	1,393	—
Expiring 08/10/22	JPMorgan Chase Bank, N.A.	KRW	241,700	189,875	187,657	—	(2,218)
Expiring 08/10/22	Morgan Stanley & Co. International PLC	KRW	312,834	245,601	242,886	—	(2,715)
Swiss Franc,
Expiring 07/05/22	BNP Paribas S.A.	CHF	1,157	1,206,339	1,212,303	5,964	—
Expiring 07/05/22	BNP Paribas S.A.	CHF	558	583,053	584,671	1,618	—
Expiring 07/05/22	BNP Paribas S.A.	CHF	418	426,814	437,980	11,166	—
Thai Baht,
Expiring 08/10/22	BNP Paribas S.A.	THB	1	29	29	—	—

				$362,303,191	$360,150,981	449,677	(2,601,887)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/05/22	HSBC Bank PLC	AUD	4,593	$3,317,345	$3,170,355	$146,990	$—
Expiring 07/05/22	HSBC Bank PLC	AUD	269	186,267	185,679	588	—
Expiring 07/05/22	HSBC Bank PLC	AUD	248	172,109	171,184	925	—
Expiring 07/05/22	HSBC Bank PLC	AUD	157	109,244	108,370	874	—
Expiring 07/05/22	UBS AG Stamford	AUD	11,864	8,474,411	8,189,314	285,097	—
Expiring 07/19/22	The Toronto-Dominion Bank	AUD	596	410,033	411,554	—	(1,521)
Expiring 08/02/22	HSBC Bank PLC	AUD	12,021	8,280,039	8,299,664	—	(19,625)
Expiring 08/02/22	HSBC Bank PLC	AUD	4,593	3,163,612	3,171,110	—	(7,498)
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	AUD	95	65,664	65,879	—	(215)
Expiring 08/02/22	Standard Chartered Bank, London	AUD	347	238,639	239,530	—	(891)
Brazilian Real,
Expiring 07/05/22	Goldman Sachs Bank USA	BRL	8,412	1,693,064	1,604,844	88,220	—
Expiring 08/02/22	Goldman Sachs Bank USA	BRL	8,412	1,605,354	1,591,153	14,201	—
British Pound,
Expiring 07/05/22	BNP Paribas S.A.	GBP	37,332	47,055,745	45,446,151	1,609,594	—
Expiring 07/05/22	BNP Paribas S.A.	GBP	23,639	29,796,479	28,777,257	1,019,222	—
Expiring 07/05/22	BNP Paribas S.A.	GBP	10,686	13,359,598	13,009,281	350,317	—
Expiring 07/05/22	HSBC Bank PLC	GBP	103	129,782	125,389	4,393	—

SEE NOTES TO FINANCIAL STATEMENTS.
A53

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/05/22	Morgan Stanley & Co. International PLC	GBP	178	$215,029	$216,691	$—	$(1,662)
Expiring 08/02/22	BNP Paribas S.A.	GBP	9,284	11,389,990	11,307,472	82,518	—
Expiring 08/02/22	Societe Generale Paris	GBP	23,079	28,100,206	28,110,394	—	(10,188)
Expiring 08/02/22	Standard Chartered Bank, London	GBP	36,015	43,743,296	43,866,071	—	(122,775)
Canadian Dollar,
Expiring 07/05/22	BNP Paribas S.A.	CAD	480	381,533	372,913	8,620	—
Expiring 07/05/22	BNP Paribas S.A.	CAD	383	295,784	297,554	—	(1,770)
Expiring 07/05/22	HSBC Bank PLC	CAD	2,364	1,872,336	1,836,598	35,738	—
Expiring 07/05/22	HSBC Bank PLC	CAD	1,794	1,420,885	1,393,764	27,121	—
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	CAD	489	388,985	379,906	9,079	—
Chilean Peso,
Expiring 07/07/22	UBS AG Stamford	CLP	1,131,472	1,233,212	1,231,400	1,812	—
Chinese Renminbi,
Expiring 08/10/22	HSBC Bank PLC	CNH	46,163	6,874,668	6,894,615	—	(19,947)
Expiring 08/10/22	JPMorgan Chase Bank, N.A.	CNH	14,691	2,183,607	2,194,150	—	(10,543)
Expiring 08/10/22	Morgan Stanley & Co. International PLC	CNH	910	135,585	135,948	—	(363)
Expiring 08/10/22	Standard Chartered Bank, London	CNH	48,615	7,261,975	7,260,703	1,272	—
Expiring 08/10/22	Standard Chartered Bank, London	CNH	26,738	3,986,567	3,993,311	—	(6,744)
Expiring 08/10/22	Standard Chartered Bank, London	CNH	1,457	217,704	217,611	93	—
Expiring 08/23/22	The Toronto-Dominion Bank	CNH	60,202	8,979,066	8,990,814	—	(11,748)
Expiring 03/15/23	BNP Paribas S.A.	CNH	10,781	1,670,000	1,612,695	57,305	—
Expiring 03/15/23	Goldman Sachs Bank USA	CNH	5,579	864,000	834,602	29,398	—
Expiring 05/10/23	HSBC Bank PLC	CNH	39,083	5,823,757	5,849,354	—	(25,597)
Expiring 05/19/23	Citibank, N.A.	CNH	31,937	4,938,000	4,780,137	157,863	—
Czech Koruna,
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	CZK	1,187	50,634	50,162	472	—
Expiring 07/15/22	JPMorgan Chase Bank, N.A.	CZK	504	21,171	21,302	—	(131)
Danish Krone,
Expiring 07/01/22	BNP Paribas S.A.	DKK	5,670	806,082	798,919	7,163	—
Expiring 07/01/22	BNP Paribas S.A.	DKK	2,630	371,798	370,575	1,223	—
Expiring 07/01/22	Deutsche Bank AG	DKK	42,880	6,337,204	6,041,884	295,320	—
Expiring 07/01/22	Deutsche Bank AG	DKK	34,385	5,081,796	4,844,979	236,817	—
Expiring 07/01/22	Deutsche Bank AG	DKK	13,103	1,952,820	1,846,198	106,622	—
Expiring 07/01/22	Deutsche Bank AG	DKK	10,507	1,565,963	1,480,463	85,500	—
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	118,353	17,573,179	16,676,229	896,950	—
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	94,907	14,091,910	13,372,647	719,263	—
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	69,804	10,336,444	9,835,552	500,892	—
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	55,976	8,288,782	7,887,118	401,664	—
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	6,680	1,000,337	941,231	59,106	—
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	2,995	420,355	422,004	—	(1,649)
Expiring 07/01/22	Morgan Stanley & Co. International PLC	DKK	455	68,137	64,111	4,026	—
Expiring 08/01/22	Goldman Sachs Bank USA	DKK	105,515	14,806,456	14,898,641	—	(92,185)
Expiring 08/01/22	Morgan Stanley & Co. International PLC	DKK	78,706	11,208,934	11,113,276	95,658	—
Expiring 08/01/22	Morgan Stanley & Co. International PLC	DKK	55,790	7,945,382	7,877,576	67,806	—
Expiring 08/01/22	Societe Generale Paris	DKK	142,375	20,275,936	20,103,232	172,704	—
Euro,
Expiring 07/01/22	Goldman Sachs Bank USA	EUR	282	349,578	295,541	54,037	—
Expiring 07/01/22	HSBC Bank USA, N.A.	EUR	22	27,327	23,056	4,271	—
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	211	243,474	221,247	22,227	—
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	131	157,512	137,552	19,960	—
Expiring 07/05/22	BNP Paribas S.A.	EUR	1,520	1,600,236	1,593,381	6,855	—
Expiring 07/05/22	BNP Paribas S.A.	EUR	1,335	1,396,761	1,399,450	—	(2,689)
Expiring 07/05/22	BNP Paribas S.A.	EUR	1,101	1,178,635	1,154,153	24,482	—
Expiring 07/05/22	BNP Paribas S.A.	EUR	918	987,002	962,319	24,683	—
Expiring 07/05/22	BNP Paribas S.A.	EUR	809	847,603	848,056	—	(453)

SEE NOTES TO FINANCIAL STATEMENTS.
A54

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/05/22	BNP Paribas S.A.	EUR	733	$785,821	$768,387	$17,434	$—
Expiring 07/05/22	HSBC Bank PLC	EUR	50,387	54,336,719	52,819,130	1,517,589	—
Expiring 07/05/22	HSBC Bank PLC	EUR	17,663	18,379,690	18,515,718	—	(136,028)
Expiring 07/05/22	HSBC Bank PLC	EUR	1,072	1,131,227	1,123,753	7,474	—
Expiring 07/05/22	HSBC Bank PLC	EUR	999	1,050,108	1,047,229	2,879	—
Expiring 07/05/22	Societe Generale Paris	EUR	35,938	38,626,450	37,672,983	953,467	—
Expiring 07/05/22	The Toronto-Dominion Bank	EUR	33,472	35,979,623	35,088,389	891,234	—
Expiring 08/02/22	Bank of America, N.A.	EUR	33,260	35,086,562	34,931,435	155,127	—
Expiring 08/02/22	BNP Paribas S.A.	EUR	49,020	51,652,796	51,482,745	170,051	—
Expiring 08/02/22	BNP Paribas S.A.	EUR	45,162	47,587,967	47,431,298	156,669	—
Expiring 09/09/22	BNP Paribas S.A.	EUR	149	155,985	156,940	—	(955)
Expiring 09/09/22	BNP Paribas S.A.	EUR	91	97,050	95,849	1,201	—
Expiring 09/09/22	HSBC Bank PLC	EUR	30	31,643	31,440	203	—
Expiring 11/01/22	Goldman Sachs Bank USA	EUR	252	311,166	266,587	44,579	—
Expiring 12/01/22	Goldman Sachs Bank USA	EUR	132	164,360	140,013	24,347	—
Hungarian Forint,
Expiring 07/19/22	The Toronto-Dominion Bank	HUF	85,333	225,929	224,862	1,067	—
Indian Rupee,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	70,725	889,465	888,816	649	—
Indonesian Rupiah,
Expiring 08/10/22	Citibank, N.A.	IDR	3,055,350	209,000	204,116	4,884	—
Expiring 08/10/22	JPMorgan Chase Bank, N.A.	IDR	30,853,234	2,080,782	2,061,186	19,596	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	15,367,471	1,031,305	1,024,501	6,804	—
Israeli Shekel,
Expiring 07/15/22	Standard Chartered Bank, London	ILS	5,325	1,579,426	1,525,568	53,858	—
Expiring 08/01/22	Citibank, N.A.	ILS	1,014	306,789	290,821	15,968	—
Expiring 08/03/22	Citibank, N.A.	ILS	2,900	905,121	831,917	73,204	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	3,300	947,000	950,401	—	(3,401)
Expiring 09/21/22	The Toronto-Dominion Bank	ILS	19,684	5,721,061	5,669,302	51,759	—
Expiring 11/02/22	Goldman Sachs Bank USA	ILS	1,500	484,222	433,398	50,824	—
Expiring 11/02/22	Goldman Sachs Bank USA	ILS	1,400	452,306	404,505	47,801	—
Expiring 02/08/23	Citibank, N.A.	ILS	18,610	5,628,550	5,414,184	214,366	—
Expiring 03/02/23	BNP Paribas S.A.	ILS	2,182	644,727	635,816	8,911	—
Expiring 03/02/23	Deutsche Bank AG	ILS	2,876	848,060	837,994	10,066	—
Expiring 04/05/23	Citibank, N.A.	ILS	6,351	1,946,002	1,854,414	91,588	—
Expiring 04/05/23	JPMorgan Chase Bank, N.A.	ILS	4,073	1,223,412	1,189,300	34,112	—
Expiring 04/05/23	JPMorgan Chase Bank, N.A.	ILS	1,885	577,014	550,362	26,652	—
Expiring 05/03/23	Citibank, N.A.	ILS	4,165	1,267,657	1,218,132	49,525	—
Expiring 05/03/23	Citibank, N.A.	ILS	3,966	1,173,199	1,159,892	13,307	—
Japanese Yen,
Expiring 07/05/22	BNP Paribas S.A.	JPY	190,100	1,471,177	1,401,469	69,708	—
Expiring 07/05/22	BNP Paribas S.A.	JPY	92,700	687,333	683,410	3,923	—
Expiring 07/05/22	BNP Paribas S.A.	JPY	82,200	636,143	606,001	30,142	—
Expiring 07/05/22	BNP Paribas S.A.	JPY	73,700	545,572	543,337	2,235	—
Expiring 07/05/22	HSBC Bank PLC	JPY	177,000	1,333,070	1,304,893	28,177	—
Malaysian Ringgit,
Expiring 09/28/22	Standard Chartered Bank, London	MYR	61,496	14,603,412	13,935,058	668,354	—
Expiring 09/28/22	Standard Chartered Bank, London	MYR	1,562	354,669	354,062	607	—
Mexican Peso,
Expiring 07/01/22	BNP Paribas S.A.	MXN	54,254	2,699,595	2,697,443	2,152	—
Expiring 07/01/22	BNP Paribas S.A.	MXN	9,972	476,732	495,796	—	(19,064)
Expiring 07/01/22	Morgan Stanley & Co. International PLC	MXN	642	31,169	31,920	—	(751)
Expiring 08/09/22	BNP Paribas S.A.	MXN	50,032	2,277,692	2,469,810	—	(192,118)
Expiring 09/08/22	UBS AG Stamford	MXN	19,041	955,581	934,653	20,928	—
Expiring 09/15/22	BNP Paribas S.A.	MXN	9,972	488,885	488,851	34	—

SEE NOTES TO FINANCIAL STATEMENTS.
A55

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/07/22	Goldman Sachs Bank USA	MXN	1,289	$62,973	$62,927	$46	$—
Expiring 10/07/22	UBS AG Stamford	MXN	768	37,553	37,492	61	—
New Taiwanese Dollar,
Expiring 09/21/22	The Toronto-Dominion Bank	TWD	233,349	7,910,130	7,902,174	7,956	—
New Zealand Dollar,
Expiring 07/05/22	BNP Paribas S.A.	NZD	242	151,328	151,139	189	—
Expiring 07/05/22	Citibank, N.A.	NZD	225	140,299	140,521	—	(222)
Expiring 07/05/22	HSBC Bank PLC	NZD	1,142	744,980	713,225	31,755	—
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	NZD	8,873	5,809,088	5,541,543	267,545	—
Expiring 08/02/22	BNP Paribas S.A.	NZD	8,873	5,512,351	5,540,129	—	(27,778)
Norwegian Krone,
Expiring 07/05/22	Barclays Bank PLC	NOK	67,018	6,836,225	6,804,467	31,758	—
Peruvian Nuevo Sol,
Expiring 08/08/22	Citibank, N.A.	PEN	800	209,000	208,090	910	—
Expiring 08/08/22	Citibank, N.A.	PEN	784	209,000	203,932	5,068	—
Expiring 08/08/22	Goldman Sachs Bank USA	PEN	53,785	14,333,985	13,989,339	344,646	—
Expiring 08/08/22	Goldman Sachs Bank USA	PEN	1,303	347,307	338,956	8,351	—
Expiring 08/08/22	HSBC Bank PLC	PEN	801	215,000	208,395	6,605	—
Expiring 10/05/22	BNP Paribas S.A.	PEN	2,711	664,148	701,077	—	(36,929)
Expiring 11/29/22	Standard Chartered Bank, London	PEN	1,206	290,866	310,394	—	(19,528)
Expiring 12/06/22	Citibank, N.A.	PEN	6,375	1,519,923	1,640,129	—	(120,206)
Expiring 12/12/22	Citibank, N.A.	PEN	11,280	2,929,614	2,900,977	28,637	—
Singapore Dollar,
Expiring 08/10/22	Barclays Bank PLC	SGD	2,491	1,804,039	1,793,519	10,520	—
Expiring 08/10/22	JPMorgan Chase Bank, N.A.	SGD	19,997	14,547,531	14,394,999	152,532	—
South African Rand,
Expiring 09/21/22	Standard Chartered Bank	ZAR	9,453	603,225	576,107	27,118	—
Expiring 09/21/22	The Toronto-Dominion Bank	ZAR	4,513	275,500	275,038	462	—
South Korean Won,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	4,785,790	3,694,449	3,720,486	—	(26,037)
Swiss Franc,
Expiring 07/05/22	BNP Paribas S.A.	CHF	357	372,765	374,064	—	(1,299)
Expiring 07/05/22	BNP Paribas S.A.	CHF	298	300,329	312,244	—	(11,915)
Expiring 07/05/22	HSBC Bank PLC	CHF	344	356,713	360,442	—	(3,729)
Expiring 07/19/22	Barclays Bank PLC	CHF	202	217,374	211,792	5,582	—
Thai Baht,
Expiring 08/10/22	Deutsche Bank AG	THB	645	18,563	18,266	297	—
Expiring 08/10/22	Morgan Stanley & Co. International PLC	THB	1,573	45,645	44,561	1,084	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	300,619	8,556,211	8,536,313	19,898	—

				$797,820,356	$784,525,094	14,233,416	(938,154)

						$14,683,093	$(3,540,041)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/27	1.000%(Q)	800	$269,641	$1,147	$268,494	Goldman Sachs International
Emirate of Abu Dhabi	06/20/27	1.000%(Q)	800	(11,293)	1,147	(12,440)	Goldman Sachs International
Federation of Malaysia	06/20/27	1.000%(Q)	1,200	1,856	1,720	136	Goldman Sachs International
Federative Republic of Brazil	06/20/27	1.000%(Q)	4,800	401,237	6,881	394,356	Goldman Sachs International

SEE NOTES TO FINANCIAL STATEMENTS.
A56

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Saudi Arabia	06/20/27	1.000%(Q)	800	$(10,573)	$1,147	$(11,720)	Goldman Sachs International
People’s Republic of China	06/20/27	1.000%(Q)	4,800	(32,637)	6,881	(39,518)	Goldman Sachs International
Republic of Argentina	06/20/27	1.000%(Q)	800	624,901	1,147	623,754	Goldman Sachs International
Republic of Chile	06/20/27	1.000%(Q)	1,200	6,643	1,720	4,923	Goldman Sachs International
Republic of Colombia	06/20/27	1.000%(Q)	2,400	199,171	3,440	195,731	Goldman Sachs International
Republic of Indonesia	06/20/27	1.000%(Q)	3,600	68,439	5,161	63,278	Goldman Sachs International
Republic of Panama	06/20/27	1.000%(Q)	800	11,785	1,147	10,638	Goldman Sachs International
Republic of Peru	06/20/27	1.000%(Q)	1,200	12,938	1,720	11,218	Goldman Sachs International
Republic of Philippines	06/20/27	1.000%(Q)	800	9,792	1,147	8,645	Goldman Sachs International
Republic of South Africa	06/20/27	1.000%(Q)	4,800	441,523	6,881	434,642	Goldman Sachs International
Republic of Turkey	06/20/27	1.000%(Q)	4,800	1,290,002	6,881	1,283,121	Goldman Sachs International
Republic of Ukraine	06/20/27	1.000%(Q)	800	624,829	1,147	623,682	Goldman Sachs International
State of Qatar	06/20/27	1.000%(Q)	800	(11,122)	1,147	(12,269)	Goldman Sachs International
United Mexican States	06/20/27	1.000%(Q)	4,800	160,221	6,881	153,340	Goldman Sachs International

				$4,057,353	$57,342	$4,000,011

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreement on credit indices—Sell Protection(2)**:
CDX.EM.37.V1	06/20/27	1.000	%(Q)	40,000	3.388%	$(4,003,789)	$(96,289)	$(3,907,500)	Goldman Sachs International

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2-A	07/14/22	0.500	%(M)	2,901	0.500%	$2,416	$(281)	$2,697	Goldman Sachs International
GS_21-PJ-A	07/14/22	0.250	%(M)	5,589	*	2,328	(270)	2,598	Goldman Sachs International

						$4,744	$(551)	$5,295

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Barclays Bank PLC	12/20/22	1.000%(Q)	EUR	1,100	0.620%	$3,493	$2,421	$(1,072)
Barclays Bank PLC	12/20/22	1.000%(Q)	EUR	300	0.620%	952	660	(292)
British Telecommunications PLC	12/20/27	1.000%(Q)	EUR	2,000	1.555%	(6,477)	(58,659)	(52,182)
Enbridge, Inc.	12/20/22	1.000%(Q)		2,600	0.371%	857	8,495	7,638
General Electric Co.	12/20/23	1.000%(Q)		1,800	0.844%	(27,716)	4,570	32,286
General Electric Co.	12/20/23	1.000%(Q)		300	0.844%	(5,748)	762	6,510
Jaguar Land Rover Automotive	06/20/26	5.000%(Q)	EUR	800	9.650%	41,690	(114,892)	(156,582)

SEE NOTES TO FINANCIAL STATEMENTS.
A57

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Rolls-Royce PLC	12/20/24	1.000%(Q)	EUR	1,000	3.163%	$(1,901)	$(53,396)	$(51,495)
Stellantis NV	12/20/26	5.000%(Q)	EUR	700	2.168%	139,732	87,444	(52,288)
Tesco PLC	06/20/25	1.000%(Q)	EUR	1,700	1.042%	(30,229)	(1,674)	28,555

						$114,653	$(124,269)	$(238,922)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	545	$273,752	$221,820	$51,932	Barclays Bank PLC
People’s Republic of China	06/20/23	(1.000)%(Q)	4,900	(35,267)	(24,076)	(11,191)	Goldman Sachs International
South Korea Govt.	06/20/23	(1.000)%(Q)	6,800	(46,676)	(41,913)	(4,763)	BNP Paribas S.A.
South Korea Govt.	06/20/23	(1.000)%(Q)	1,700	(11,669)	(10,792)	(877)	HSBC Bank USA, N.A.
United Mexican States	06/20/23	1.000%(Q)	575	(1,266)	918	(2,184)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(1,244)	2,283	(3,527)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(418)	854	(1,272)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(418)	789	(1,207)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(418)	286	(704)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	100	(220)	160	(380)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	140	569	488	81	Citibank, N.A.

				$176,725	$150,817	$25,908

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federative Republic of Brazil	12/20/22	1.000%(Q)	3,100	0.877%	$2,670	$(8,864)	$11,534	Morgan Stanley Capital Services LLC
Federative Republic of Brazil	12/20/23	1.000%(Q)	200	1.455%	(1,256)	(2,354)	1,098	HSBC Bank USA, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	480	4.556%	(16,013)	(6,760)	(9,253)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	4.556%	(15,679)	(7,951)	(7,728)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	4.556%	(5,338)	(2,264)	(3,074)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	4.556%	(5,338)	(2,774)	(2,564)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	4.556%	(5,337)	(2,723)	(2,614)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	80	4.556%	(2,669)	(1,126)	(1,543)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	140	5.799%	(14,877)	(6,535)	(8,342)	Citibank, N.A.
Republic of Colombia	06/20/27	1.000%(Q)	1,800	2.912%	(149,378)	(61,827)	(87,551)	Morgan Stanley Capital Services LLC
Republic of Colombia	06/20/27	1.000%(Q)	1,300	2.912%	(107,885)	(59,079)	(48,806)	BNP Paribas S.A.
Republic of Colombia	06/20/27	1.000%(Q)	1,200	2.912%	(99,586)	(41,218)	(58,368)	Goldman Sachs International
Republic of Columbia	12/20/26	1.000%(Q)	3,400	2.726%	(233,180)	(83,351)	(149,829)	BNP Paribas S.A.
Republic of Italy	09/20/22	1.000%(Q)	305	0.320%	563	632	(69)	Bank of America, N.A.
Republic of South Africa	12/20/25	1.000%(Q)	1,100	2.713%	(59,367)	(43,710)	(15,657)	Goldman Sachs International
Republic of Turkey	12/20/23	1.000%(Q)	1,600	9.159%	(174,052)	(93,342)	(80,710)	Bank of America, N.A.
Republic of Turkey	12/20/23	1.000%(Q)	400	9.159%	(43,513)	(20,571)	(22,942)	Barclays Bank PLC

SEE NOTES TO FINANCIAL STATEMENTS.
A58

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Turkey	12/20/23	1.000%(Q)	200	9.159%	$(21,756)	$(9,934)	$(11,822)	Barclays Bank PLC

					$(951,991)	$(453,751)	$(498,240)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.35	12/20/25	5.000%(Q)		990	$(54,907)	$2,710	$57,617
CDX.NA.HY.36	06/20/26	5.000%(Q)		2,079	(152,470)	16,455	168,925
CDX.NA.IG.35	12/20/30	1.000%(Q)		9,600	(42,853)	154,677	197,530
CDX.NA.IG.37	12/20/31	1.000%(Q)		10,800	(63,186)	240,331	303,517
CDX.NA.IG.38	06/20/32	1.000%(Q)		23,400	314,432	608,111	293,679
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)		108,255	(1,057,398)	1,243	1,058,641
iTraxx Europe Series 31.V2	06/20/29	1.000%(Q)	EUR	19,700	(103,964)	427,844	531,808
iTraxx Europe Series 32.V1	12/20/29	1.000%(Q)	EUR	3,100	(39,743)	82,945	122,688

					$(1,200,089)	$1,534,316	$2,734,405

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2022(4)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.38	06/20/27	1.000%(Q)		48,800	1.006%	$657,878	$(560)	$(658,438)
iTraxx Europe Crossover Series 37.V1	06/20/27	5.000%(Q)	EUR	1,200	5.802%	42,824	(37,338)	(80,162)
iTraxx Europe Series 36.V1	12/20/26	1.000%(Q)	EUR	1,900	1.112%	4,159	(8,915)	(13,074)
iTraxx Europe Series 37.V1	06/20/27	1.000%(Q)	EUR	2,800	1.190%	11,161	(25,121)	(36,282)

						$716,022	$(71,934)	$(787,956)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	$2,424	$(159,244)	$161,668	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	734	(47,903)	48,637	Goldman Sachs International
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	441	(38,764)	39,205	Merrill Lynch International

					$3,599	$(245,911)	$249,510

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.
A59

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2022:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreements:
AUD 8,100	3 Month BBSW plus 42.00 bps(Q)	5,589	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$(832)	$—	$(832)
AUD 8,000	3 Month BBSW plus 42.25 bps(Q)	5,520	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	(256)	—	(256)

						$(1,088)	$—	$(1,088)

Inflation swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
EUR	2,940	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	$(403)	$269,949	$270,352
EUR	1,600	05/15/27	3.000%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	779	5,177	4,398
EUR	700	05/15/27	3.130%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(2,732)	(2,732)
EUR	440	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	34	(54,996)	(55,030)
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	73	(201,674)	(201,747)
EUR	9,500	03/15/31	1.380%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(59,426)	(1,694,162)	(1,634,736)
EUR	2,600	05/15/32	2.600%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	13,242	(12,266)	(25,508)
EUR	1,700	06/15/32	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	9,198	9,198
EUR	900	06/15/32	2.570%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(16,070)	(16,070)
EUR	3,900	06/15/32	2.720%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(12,044)	(133,688)	(121,644)
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(431)	63,061	63,492
EUR	1,790	05/15/37	2.488%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	2,080	(964)	(3,044)
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	92	(5,422)	(5,514)
EUR	315	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	926	(54,468)	(55,394)
EUR	300	03/15/52	2.580%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	237	5,790	5,553
EUR	600	03/15/52	2.590%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(15,524)	13,842	29,366
EUR	200	04/15/52	2.550%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	254	4,585	4,331
EUR	260	05/15/52	2.421%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(4,812)	(4,812)
GBP	1,400	08/15/22	4.220%(T)	U.K. Retail Price Index(1)(T)	—	131,518	131,518
GBP	4,200	09/15/22	4.180%(T)	U.K. Retail Price Index(1)(T)	—	392,122	392,122
GBP	1,100	09/15/23	4.480%(T)	U.K. Retail Price Index(1)(T)	—	125,205	125,205
GBP	4,100	03/15/24	6.290%(T)	U.K. Retail Price Index(1)(T)	(1,758)	108,393	110,151
GBP	900	05/15/24	6.440%(T)	U.K. Retail Price Index(1)(T)	—	9,049	9,049

SEE NOTES TO FINANCIAL STATEMENTS.
A60

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Inflation swap agreements outstanding at June 30, 2022 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements (cont’d):
GBP	4,000	05/15/24	6.600	%(T)	U.K. Retail Price Index(1)(T)	$4,721	$24,416	$19,695
GBP	1,000	06/15/24	5.200	%(T)	U.K. Retail Price Index(1)(T)	—	4,555	4,555
GBP	2,900	06/15/24	5.330	%(T)	U.K. Retail Price Index(1)(T)	—	3,992	3,992
GBP	24,500	01/15/25	3.330	%(T)	U.K. Retail Price Index(2)(T)	374,171	(3,432,147)	(3,806,318)
GBP	5,800	12/15/26	4.735	%(T)	U.K. Retail Price Index(1)(T)	(58,996)	261,591	320,587
GBP	1,900	02/15/27	4.615	%(T)	U.K. Retail Price Index(1)(T)	—	73,429	73,429
GBP	2,200	02/15/27	4.626	%(T)	U.K. Retail Price Index(1)(T)	1,917	83,448	81,531
GBP	1,430	01/15/30	3.400	%(T)	U.K. Retail Price Index(2)(T)	(457)	(252,044)	(251,587)
GBP	3,100	05/15/30	3.346	%(T)	U.K. Retail Price Index(2)(T)	6,102	(598,667)	(604,769)
GBP	2,500	06/15/30	3.400	%(T)	U.K. Retail Price Index(2)(T)	99,481	(385,834)	(485,315)
GBP	1,700	03/15/31	3.740	%(T)	U.K. Retail Price Index(2)(T)	808	(277,228)	(278,036)
GBP	3,000	04/15/31	3.700	%(T)	U.K. Retail Price Index(2)(T)	24,450	(517,374)	(541,824)
GBP	2,080	04/15/31	3.750	%(T)	U.K. Retail Price Index(2)(T)	337	(344,334)	(344,671)
GBP	1,400	09/15/31	4.066	%(T)	U.K. Retail Price Index(2)(T)	—	(132,365)	(132,365)
GBP	1,900	01/15/32	4.300	%(T)	U.K. Retail Price Index(1)(T)	4,138	62,129	57,991
GBP	1,000	03/15/36	3.566	%(T)	U.K. Retail Price Index(2)(T)	—	(178,211)	(178,211)
GBP	2,400	03/15/36	3.580	%(T)	U.K. Retail Price Index(2)(T)	(12,000)	(420,351)	(408,351)
	1,300	07/15/22	2.069	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	103,934	103,934
	13,200	07/15/22	2.500	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(18,771)	(217,437)	(198,666)
	7,200	02/05/23	2.210	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	652,201	652,201
	500	03/03/23	5.000	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(8,857)	(8,857)
	2,400	03/07/23	4.950	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(42,015)	(42,015)
	10,000	03/08/23	5.033	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(165,224)	(165,224)
	4,700	03/21/23	5.470	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(46,914)	(46,914)
	4,070	04/27/23	2.263	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(179)	344,021	344,200
	1,140	05/09/23	2.263	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	96,632	96,632
	1,760	05/10/23	2.281	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	144,433	144,433
	5,200	02/26/26	2.314	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	511,638	511,638
	5,000	03/05/26	2.419	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	465,780	465,780
	4,000	05/13/26	2.768	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	288,723	288,723
	1,600	05/14/26	2.813	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	111,694	111,694
	2,880	05/25/26	2.703	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	414	214,080	213,666
	300	06/01/26	2.690	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	22,258	22,258
	3,660	02/05/28	2.335	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	5,269	(311,614)	(316,883)
	1,140	05/09/28	2.353	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(92,073)	(92,073)
	1,720	05/09/28	2.360	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(137,562)	(137,562)
	1,760	05/10/28	2.364	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(140,137)	(140,137)
	500	06/06/28	2.370	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(64)	(40,095)	(40,031)
	200	08/26/28	2.573	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	10,850	10,850
	900	09/10/28	2.645	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	41,795	41,795
	2,700	07/25/29	1.998	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	1,576	(318,700)	(320,276)
	3,300	11/20/29	1.883	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,469	(437,179)	(439,648)
	6,000	05/19/30	1.280	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,148,764)	(1,148,764)
	7,300	02/24/31	2.311	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	2,929	719,448	716,519

						$366,446	$(6,447,444)	$(6,813,890)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	9,000	06/17/30	1.250%(S)	6 Month BBSW(1)(S)	$(139,811)	$1,191,168	$1,330,979
BRL	15,000	01/04/27	6.280%(T)	1 Day BROIS(1)(T)	—	447,733	447,733
CAD	22,300	10/28/23	2.060%(S)	3 Month CDOR(2)(S)	275	(280,841)	(281,116)

SEE NOTES TO FINANCIAL STATEMENTS.
A61

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	10,000	11/14/23	2.000%(S)	3 Month CDOR(2)(S)	$155	$(129,563)	$(129,718)
CAD	3,500	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	(155,193)	(155,193)
CAD	5,600	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(33,497)	(245,961)	(212,464)
CAD	6,600	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	58,996	(563,905)	(622,901)
CAD	15,900	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	28,447	(1,803,057)	(1,831,504)
CAD	3,600	06/16/31	1.250%(S)	3 Month CDOR(2)(S)	(417,057)	(515,205)	(98,148)
CAD	4,000	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	(29,263)	(481,970)	(452,707)
CHF	21,100	09/15/26	(0.500)%(A)	3 Month SARON(2)(A)	(45,543)	(1,366,247)	(1,320,704)
CHF	1,800	02/10/27	0.294%(A)	3 Month SARON(2)(A)	(3,549)	(63,742)	(60,193)
CHF	3,200	02/14/27	0.283%(A)	3 Month SARON(2)(A)	—	(116,261)	(116,261)
CHF	2,600	02/15/27	0.300%(A)	3 Month SARON(2)(A)	—	(92,177)	(92,177)
CHF	1,500	02/17/27	0.295%(A)	3 Month SARON(2)(A)	—	(53,778)	(53,778)
CHF	2,000	05/16/27	0.343%(A)	3 Month SARON(2)(A)	—	(79,353)	(79,353)
CHF	10,200	06/15/27	0.368%(A)	3 Month SARON(2)(A)	(22,677)	(413,147)	(390,470)
CNH	38,900	03/16/27	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	15,834	(22,494)	(38,328)
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	(147,444)	(147,444)
EUR	26,900	11/21/23	(0.526)%(A)	3 Month EURIBOR(2)(Q)	—	(616,372)	(616,372)
EUR	4,700	03/30/24	1.000%(A)	6 Month EURIBOR(2)(S)	(15,362)	(40,480)	(25,118)
EUR	28,600	09/21/24	(0.500)%(A)	6 Month EURIBOR(2)(S)	(615,625)	(1,214,401)	(598,776)
EUR	1,200	04/11/27	0.700%(A)	6 Month EURIBOR(2)(S)	—	(56,560)	(56,560)
EUR	1,100	04/11/27	0.700%(A)	6 Month EURIBOR(2)(S)	—	(51,847)	(51,847)
EUR	2,600	04/12/27	0.650%(A)	6 Month EURIBOR(2)(S)	—	(129,225)	(129,225)
EUR	2,100	04/12/27	0.650%(A)	6 Month EURIBOR(2)(S)	—	(104,374)	(104,374)
EUR	1,400	05/11/27	0.650%(A)	6 Month EURIBOR(2)(S)	—	(72,999)	(72,999)
EUR	1,400	05/11/27	0.650%(A)	6 Month EURIBOR(2)(S)	—	(72,999)	(72,999)
EUR	2,600	05/13/27	1.000%(A)	6 Month EURIBOR(2)(S)	—	(89,532)	(89,532)
EUR	2,400	05/13/27	1.000%(A)	6 Month EURIBOR(2)(S)	—	(82,645)	(82,645)
EUR	1,200	05/18/27	1.000%(A)	6 Month EURIBOR(2)(S)	—	(41,764)	(41,764)
EUR	1,100	05/18/27	1.000%(A)	6 Month EURIBOR(2)(S)	—	(38,284)	(38,284)
EUR	64,800	09/21/27	(0.250)%(A)	6 Month EURIBOR(2)(S)	(4,060,072)	(6,929,380)	(2,869,308)
EUR	77,910	09/21/32	0.250%(A)	6 Month EURIBOR(2)(S)	(10,397,410)	(14,709,900)	(4,312,490)
EUR	4,000	09/21/32	0.250%(A)	6 Month EURIBOR(1)(S)	366,671	755,225	388,554
EUR	300	03/17/36	0.000%(A)	6 Month EURIBOR(1)(S)	12,830	87,341	74,511
EUR	450	05/27/50	0.054%(A)	6 Month EURIBOR(1)(S)	—	178,538	178,538
EUR	4,670	09/21/52	0.500%(A)	6 Month EURIBOR(1)(S)	630,379	1,637,137	1,006,758
EUR	500	09/21/52	0.500%(A)	6 Month EURIBOR(2)(S)	(49,475)	(175,282)	(125,807)
EUR	900	11/17/52	0.064%(A)	6 Month EURIBOR(1)(S)	—	407,829	407,829
GBP	33,050	02/07/23	0.010%(A)	1 Day SONIA(2)(A)	335	(627,863)	(628,198)
GBP	508	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(11,574)	7,629	19,203
GBP	565	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(17,910)	20,586	38,496
GBP	400	09/21/24	0.500%(A)	1 Day SONIA(2)(A)	(14,487)	(20,917)	(6,430)
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(144,600)	184,615	329,215
GBP	6,800	09/21/27	0.500%(A)	1 Day SONIA(2)(A)	(524,715)	(767,345)	(242,630)
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	116,958	116,958
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(94,015)	117,119	211,134
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(10,753)	28,066	38,819
GBP	13,200	09/21/32	0.750%(A)	1 Day SONIA(2)(A)	(1,816,489)	(2,241,295)	(424,806)
GBP	2,100	09/21/52	0.750%(A)	1 Day SONIA(2)(A)	(807,172)	(781,054)	26,118
INR	4,951,200	03/15/24	5.750%(A)	1 Month MIBOR(2)(A)	(851,786)	(862,899)	(11,113)
INR	1,062,800	03/16/27	5.750%(S)	1 Month MIBOR(1)(S)	658,894	631,204	(27,690)
INR	102,400	03/16/32	6.250%(S)	1 Month MIBOR(1)(S)	79,424	83,282	3,858
JPY	490,000	06/19/24	0.000%(S)	1 Day TONAR(1)(S)	(6,020)	9,778	15,798
JPY	6,590,000	06/17/25	0.000%(S)	1 Day TONAR(1)(S)	(80,526)	270,055	350,581
JPY	90,000	12/16/30	0.000%(S)	1 Day TONAR(1)(S)	4,154	25,809	21,655
JPY	320,000	08/17/31	0.000%(A)	1 Day TONAR(1)(A)	21,854	93,287	71,433
JPY	1,930,000	06/19/39	0.400%(S)	1 Day TONAR(2)(S)	428,377	(1,008,570)	(1,436,947)
JPY	711,000	12/15/41	0.200%(A)	1 Day TONAR(1)(A)	537,938	623,956	86,018
JPY	239,000	03/15/42	0.500%(A)	1 Day TONAR(1)(A)	72,417	116,468	44,051
JPY	1,320,000	06/15/52	0.800%(A)	1 Day TONAR(2)(A)	(119,062)	(591,198)	(472,136)

SEE NOTES TO FINANCIAL STATEMENTS.
A62

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	718,000	12/16/30	0.908%(Q)	3 Month KWCDC(2)(Q)	$(4,840)	$(103,283)	$(98,443)
KRW	2,682,200	06/15/32	3.000%(Q)	3 Month KWCDC(2)(Q)	1,142	(53,789)	(54,931)
KRW	938,400	06/15/32	3.250%(Q)	3 Month KWCDC(2)(Q)	2,602	(2,674)	(5,276)
MXN	20,200	02/26/25	6.080%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(78,290)	(78,290)
MXN	25,300	07/07/25	4.870%(M)	28 Day Mexican Interbank Rate(2)(M)	2,375	(148,912)	(151,287)
NOK	9,200	11/12/24	1.993%(A)	6 Month NIBOR(1)(S)	(4,815)	15,209	20,024
NOK	13,200	03/18/25	1.635%(A)	6 Month NIBOR(1)(S)	—	55,829	55,829
NZD	20,500	11/01/23	3.000%(S)	3 Month BBR(2)(Q)	4,907	(154,066)	(158,973)
NZD	19,300	12/15/23	3.000%(S)	3 Month BBR(2)(Q)	(3,606)	(147,515)	(143,909)
NZD	750	03/17/24	0.528%(S)	3 Month BBR(2)(Q)	(23)	(26,802)	(26,779)
NZD	43,500	06/14/24	4.000%(S)	3 Month BBR(2)(Q)	(107,732)	(67,522)	40,210
NZD	5,100	06/15/27	3.750%(S)	3 Month BBR(2)(Q)	(43,223)	(39,499)	3,724
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	6,932	65,983	59,051
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)	20,517	(87,169)	(107,686)
SGD	41,180	03/16/24	1.250%(S)	1 Day SORA(1)(S)	371,495	599,100	227,605
SGD	9,000	06/15/27	2.750%(S)	1 Day SORA(2)(S)	(22,564)	20,828	43,392
SGD	5,900	06/15/27	3.000%(S)	1 Day SORA(2)(S)	(866)	62,869	63,735
SGD	80	09/15/31	1.250%(S)	1 Day SORA(1)(S)	5,682	6,910	1,228
SGD	800	06/15/32	2.250%(S)	1 Day SORA(2)(S)	(11,518)	(25,267)	(13,749)
SGD	700	06/15/32	2.500%(S)	1 Day SORA(2)(S)	(1,386)	(11,123)	(9,737)
	2,400	12/16/22	0.750%(S)	3 Month LIBOR(2)(Q)	6,303	(22,259)	(28,562)
	4,400	12/16/22	0.750%(S)	3 Month LIBOR(2)(Q)	10,423	(40,809)	(51,232)
	5,300	03/30/23	0.250%(S)	3 Month LIBOR(2)(Q)	745	(109,650)	(110,395)
	34,100	04/27/23	—(3)	—(3)	—	781	781
	13,850	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	252,450	252,450
	77,800	11/04/23	1.270%(S)	3 Month LIBOR(1)(Q)	694,566	1,757,081	1,062,515
	6,300	12/15/23	0.250%(A)	1 Day SOFR(1)(A)	38,538	252,135	213,597
	1,200	12/15/23	0.500%(S)	3 Month LIBOR(2)(Q)	(2,893)	(47,501)	(44,608)
	187,000	12/21/23	1.320%(A)	1 Day SOFR(1)(A)	574,399	3,499,826	2,925,427
	7,400	03/07/24	—(4)	—(4)	—	8,315	8,315
	200	03/31/24	1.430%(A)	1 Day SOFR(1)(A)	1,547	5,266	3,719
	15,000	03/31/24	2.117%(A)	1 Day SOFR(1)(A)	—	221,043	221,043
	7,900	03/31/24	2.209%(A)	1 Day SOFR(1)(A)	—	104,123	104,123
	54,900	04/21/24	1.850%(A)	1 Day SOFR(1)(A)	555,092	639,828	84,736
	14,900	06/15/24	0.500%(A)	1 Day SOFR(1)(A)	113,018	704,385	591,367
	4,400	06/15/24	0.500%(A)	1 Day SOFR(2)(A)	(79,894)	(208,006)	(128,112)
	9,300	06/21/24	2.400%(A)	1 Day SOFR(2)(A)	—	(96,563)	(96,563)
	14,900	06/30/24	2.965%(A)	1 Day SOFR(2)(A)	—	(29,590)	(29,590)
	21,400	06/30/24	2.968%(A)	1 Day SOFR(2)(A)	—	(41,247)	(41,247)
	9,500	06/30/24	3.004%(A)	1 Day SOFR(2)(A)	—	(12,623)	(12,623)
	14,400	06/30/24	3.026%(A)	1 Day SOFR(2)(A)	—	(13,726)	(13,726)
	7,700	06/30/24	3.486%(A)	1 Day SOFR(2)(A)	—	51,967	51,967
	6,200	06/30/24	3.527%(A)	1 Day SOFR(2)(A)	—	46,115	46,115
	6,600	06/30/24	3.531%(A)	1 Day SOFR(2)(A)	—	49,557	49,557
	11,250	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	404,982	404,982
	13,700	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	510,950	510,950
	27,600	09/06/24	—(7)	—(7)	1,272	12,810	11,538
	17,700	09/27/24	—(5)	—(5)	—	6,341	6,341
	19,500	10/04/24	—(6)	—(6)	—	48,817	48,817
	2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	2,330	2,330
	47,300	11/30/26	2.965%(A)	1 Day SOFR(1)(A)	38,159	(336,381)	(374,540)
	7,300	11/30/26	3.059%(A)	1 Day SOFR(1)(A)	—	(78,630)	(78,630)
	56,700	12/15/26	1.250%(S)	3 Month LIBOR(1)(Q)	(534,808)	4,192,473	4,727,281
	16,900	12/15/26	1.250%(S)	3 Month LIBOR(1)(Q)	(143,029)	1,249,609	1,392,638
	12,100	06/15/27	1.000%(A)	1 Day SOFR(1)(A)	429,649	982,902	553,253
	54,800	06/15/27	1.750%(A)	1 Day SOFR(1)(A)	2,567,806	2,530,395	(37,411)
	4,800	06/21/27	2.370%(A)	1 Day SOFR(2)(A)	—	(83,692)	(83,692)
	37,200	01/15/28	0.400%(S)	3 Month LIBOR(2)(Q)	(282,016)	(4,999,110)	(4,717,094)
	4,000	06/16/28	0.500%(S)	3 Month LIBOR(2)(Q)	(176,435)	(552,778)	(376,343)

SEE NOTES TO FINANCIAL STATEMENTS.
A63

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	10,200	11/21/28	1.840%(S)	3 Month LIBOR(1)(Q)	$—	$502,164	$502,164
	10,700	12/15/28	1.250%(A)	1 Day SOFR(2)(A)	8,066	(902,042)	(910,108)
	17,700	12/15/28	1.500%(S)	3 Month LIBOR(2)(Q)	251,680	(1,577,029)	(1,828,709)
	2,400	01/20/29	1.630%(S)	3 Month LIBOR(2)(Q)	—	(186,322)	(186,322)
	2,500	02/09/29	1.618%(A)	1 Day SOFR(2)(A)	—	(159,276)	(159,276)
	3,900	03/22/29	1.888%(A)	1 Day SOFR(2)(A)	—	(191,695)	(191,695)
	5,100	04/21/29	2.175%(A)	1 Day SOFR(2)(A)	—	(166,559)	(166,559)
	13,800	06/15/29	1.000%(A)	1 Day SOFR(2)(A)	(865,863)	(1,525,133)	(659,270)
	6,145	03/30/31	0.750%(S)	3 Month LIBOR(1)(Q)	56,373	1,070,879	1,014,506
	17,900	11/15/31	1.695%(A)	1 Day SOFR(2)(A)	(29,055)	(1,566,677)	(1,537,622)
	31,400	05/15/32	2.886%(A)	1 Day SOFR(2)(A)	(146,835)	272,466	419,301
	3,100	05/15/32	3.005%(A)	1 Day SOFR(2)(A)	—	57,775	57,775
	300	06/15/32	1.250%(A)	1 Day SOFR(2)(A)	(15,707)	(39,616)	(23,909)
	3,800	06/15/32	1.750%(A)	1 Day SOFR(1)(A)	476,516	335,452	(141,064)
	4,400	06/15/52	1.500%(A)	1 Day SOFR(2)(A)	(135,795)	(996,713)	(860,918)
	4,700	06/15/52	1.750%(A)	1 Day SOFR(2)(A)	(858,803)	(823,976)	34,827
	200	06/22/52	2.700%(A)	1 Day SOFR(1)(A)	—	(3,967)	(3,967)
	1,600	06/22/52	3.531%(A)	1 Day SOFR(1)(A)	—	(22,293)	(22,293)
	100	06/23/52	2.790%(A)	1 Day SOFR(1)(A)	—	244	244
	2,100	11/21/53	1.888%(S)	3 Month LIBOR(2)(Q)	—	(387,136)	(387,136)
ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	(925)	14,851	15,776

					$(14,644,297)	$(26,375,610)	$(11,731,313)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
KRW	9,000,000	03/20/29	1.788%(Q)	3 Month KWCDC(2)(Q)	$(693,185)	$(19,199)	$(673,986)	Bank of America, N.A.
MYR	14,400	06/15/27	4.000%(Q)	3 Month KLIBOR(2)(Q)	27,471	(23,490)	50,961	Goldman Sachs Bank USA
MYR	12,400	03/16/32	3.500%(Q)	3 Month KLIBOR(1)(Q)	123,925	13,270	110,655	Citibank, N.A.
THB	137,100	06/15/32	2.750%(S)	6 Month THBFIX(2)(S)	(67,185)	(46,916)	(20,269)	Bank of America, N.A.

					$(608,974)	$(76,335)	$(532,639)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at June 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg Commodity Index 1-Month Forward Total Return(M)	+12bps(M) 3 Month	BNP Paribas S.A.	02/15/23	3,845	$ (5,031)	$—	$ (5,031)
Bloomberg Commodity Index Total Return(M)	U.S. Treasury Bill +187bps(M)	BNP Paribas S.A.	02/15/23	(6,820)	654,090	—	654,090

SEE NOTES TO FINANCIAL STATEMENTS.
A64

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Total return swap agreements outstanding at June 30, 2022 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +187bps(M)	Societe Generale Paris	02/15/23	4,914	$ (471,302)	$—	$ (471,302)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +187bps(M)	Merrill Lynch International	02/15/23	10,674	(1,023,749)	—	(1,023,749)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +187bps(M)	Citibank, N.A.	02/15/23	18,335	(1,758,572)	—	(1,758,572)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +188bps(M)	JPMorgan Chase Bank, N.A.	02/15/23	(9,655)	926,097	—	926,097
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +188bps(M)	Goldman Sachs International	02/15/23	(5,251)	503,642	—	503,642
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +189bps(M)	BNP Paribas S.A.	02/15/23	6,768	(657,675)	—	(657,675)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +189bps(M)	Goldman Sachs International	02/15/23	49,329	(4,793,680)	—	(4,793,680)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +189bps(M)	BNP Paribas S.A.	02/15/23	142,501	(13,668,984)	—	(13,668,984)
Bloomberg Commodity Index Total Return(Q)	3 Month U.S. Treasury Bill(Q)	Bank of America, N.A.	03/31/23	52,262	(2,657)	—	(2,657)
Bloomberg Commodity Index(T)	–	Morgan Stanley Capital Services LLC	12/16/22	115	7,941	—	7,941
Bloomberg Commodity Index(T)	–	UBS AG Stamford	01/20/23	2,731	201,615	—	201,615
Bloomberg Commodity Index(T)	–	Morgan Stanley Capital Services LLC	02/08/23	1,639	124,218	—	124,218
Bloomberg Commodity Index(T)	–	UBS AG Stamford	03/16/23	(273)	14,262	—	14,262
CBOE SKEW Index(M)	+25bps(M)	Goldman Sachs International	02/15/23	3,524	(286,949)	—	(286,949)
Citigroup Civics 3 Total Return Index(M)††	3 Month U.S. Treasury Bill +190bps(M)	Citibank, N.A.	02/15/23	66,252	(6,345,721)	—	(6,345,721)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +37bps(M)	UBS AG London	08/24/22	1,327	(1,788)	—	(1,788)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +36bps(M)	JPMorgan Chase Bank, N.A.	10/05/22	6,936	(538,185)	—	(538,185)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +45bps(M)	Bank of America, N.A.	10/12/22	12,455	3,046	—	3,046
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +48bps(M)	JPMorgan Chase Bank, N.A.	10/12/22	16,130	(923)	—	(923)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +37bps(M)	Citibank, N.A.	05/10/23	44,703	(2,421)	—	(2,421)
European Refined Margin, fixed price $7.94(T)(3)	–	Goldman Sachs International	12/31/23	4	36,998	—	36,998

SEE NOTES TO FINANCIAL STATEMENTS.
A65

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Total return swap agreements outstanding at June 30, 2022 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
European Refined Margin, fixed price $8.00(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/23	2	$ 24,526	$ —	$ 24,526
European Refined Margin, fixed price $8.03(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/23	4	36,684	201	36,483
Gas-Crude Oil Spread, fixed price $21.90(T)(3)	–	Goldman Sachs International	12/31/22	2	28,443	—	28,443
Gas-Crude Oil Spread, fixed price $30.00(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	(6,572)	—	(6,572)
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	BNP Paribas S.A.	09/20/22	(16,900)	2,817,486	—	2,817,486
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)	Goldman Sachs International	12/20/22	(15,800)	32,365	—	32,365
JPMorgan Custom Commodity Index(M)	–	JPMorgan Chase Bank, N.A.	12/30/22	5,962	—	—	—
JPMorgan Custom Commodity Index(M)	–	JPMorgan Chase Bank, N.A.	02/15/23	9,726	(536,899)	—	(536,899)
LLSCO, fixed price $(2.10)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(2)	832	—	832
LLSCO, fixed price $(2.10)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(2)	832	—	832
LLSCO, fixed price $(2.50)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	1,032	—	1,032
LLSCO, fixed price $0.07(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/22	2	3,303	—	3,303
LLSMEH, fixed price $1.00(T)(3)	–	Goldman Sachs International	12/31/22	(2)	1,195	—	1,195
LLSMEH, fixed price $1.00(T)(3)	–	Goldman Sachs International	12/31/22	(1)	427	—	427
London Gold Market Fixing Ltd. PM, pay fixed price $1850.90(T)(3)	–	Deutsche Bank AG	11/28/22	—(r)	(2,542)	—	(2,542)
London Gold Market Fixing Ltd. PM, pay fixed price $1892.00(T)(3)	–	Merrill Lynch International	11/28/22	—(r)	(6,611)	—	(6,611)
London Gold Market Fixing Ltd. PM, pay fixed price $1978.00(T)(3)	–	Goldman Sachs International	03/28/23	—(r)	(9,184)	—	(9,184)
London Gold Market Fixing Ltd. PM, pay strike 5.153%(T)(4)	–	UBS AG Stamford	12/05/22	441	10,600	—	10,600
London Gold Market Fixing Ltd. PM, pay strike 6.325%(T)(4)	–	JPMorgan Chase Bank, N.A.	04/10/26	6,083	66,491	—	66,491
London Gold Market Fixing Ltd. PM, pay strike 6.970%(T)(4)	–	JPMorgan Chase Bank, N.A.	08/02/24	138	2,913	—	2,913
MEHCO, fixed price $(0.23)(T)(3)	–	JPMorgan Chase Bank, N.A.	09/30/22	5	7,680	945	6,735

SEE NOTES TO FINANCIAL STATEMENTS.
A66

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Total return swap agreements outstanding at June 30, 2022 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
MEHCO, fixed price $(0.75)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/22	2	$2,089	$ —	$2,089
MEHCO, fixed price $(1.52)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(5)	(2,150)	—	(2,150)
MEHCO, fixed price $(2.30)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/22	(2)	683	—	683
MEHCO, fixed price $(2.82)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/22	(4)	3,226	(7)	3,233
PIMCO Custom Commodity Basket Index(M)	–	Canadian Imperial Bank of Commerce	02/15/23	17,268	(1,738,069)	—	(1,738,069)
TTF-NBP Spread, fixed price $(1.44)(T)(3)	–	Morgan Stanley Capital Services LLC	09/30/22	GBP 92	75,852	—	75,852
U.S. Treasury Bond(T)	1 Day USOIS + 3bps(T)	Goldman Sachs International	08/03/22	2,737	(59,137)	—	(59,137)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +7bps(T)	Morgan Stanley Capital Services LLC	08/22/22	5,000	(75,975)	—	(75,975)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +6bps(T)	Morgan Stanley Capital Services LLC	09/07/22	25,000	(450,935)	—	(450,935)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +7bps(T)	Morgan Stanley Capital Services LLC	01/20/23	8,000	(59,808)	—	(59,808)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +7bps(T)	Morgan Stanley Capital Services LLC	01/20/23	25,000	(44,050)	—	(44,050)

					$(26,961,001)	$1,139	$(26,962,140)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(3)

Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.

(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the individual positions and related values of underlying securities of Citigroup Civics 3 Index total return swap with Citibank, N.A., as of June 30, 2022, termination date 02/15/2023:

Future Contracts:

Long Position:

Type	Number of Contracts	Expiration Date	Current Notional Amount	% of Total Index Value

Gold 100 OZ	45	Aug. 2022	$ 8,099,982	13.51%
Natural Gas	116	Aug. 2022	6,247,959	10.42%

SEE NOTES TO FINANCIAL STATEMENTS.
A67

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Type	Number of Contracts	Expiration Date	Current Notional Amount	% of Total Index Value

WTI Crude	54	Aug. 2022	$5,615,660	9.37%
Brent Crude	45	Jul. 2022	4,950,058	8.26%
Soybean	45	Nov. 2022	3,252,491	5.42%
Corn	99	Sep. 2022	3,112,050	5.19%
Copper	27	Sep. 2022	2,458,745	4.10%
Silver	23	Sep. 2022	2,327,452	3.88%
Low Sulphur Gas Oil	20	Sep. 2022	2,218,037	3.70%
LME PRI Aluminum	31	Sep. 2022	1,899,737	3.17%
Soybean Meal	46	Dec. 2022	1,862,086	3.11%
Soybean Oil	48	Dec. 2022	1,855,566	3.09%
Live Cattle	35	Aug. 2022	1,847,688	3.08%
No. 2 Soft Red Winter Wheat	41	Sep. 2022	1,803,121	3.01%
Gasoline RBOB	12	Aug. 2022	1,710,388	2.85%
NY Harbor ULSD	11	Aug. 2022	1,686,725	2.81%
LME Nickel	12	Sep. 2022	1,612,767	2.69%
Sugar #11 (World)	73	Sep. 2022	1,519,279	2.53%
LME Zinc	19	Sep. 2022	1,479,631	2.47%
Coffee ’C’	17	Sep. 2022	1,451,136	2.42%
Lean Hogs	28	Aug. 2022	1,154,573	1.93%
Hard Red Winter Wheat	23	Sep. 2022	1,101,446	1.84%
Cotton No. 2	14	Dec. 2022	692,400	1.15%

			$59,958,977

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$299,988	$(963,527)	$10,144,453	$(37,765,336)

Reverse repurchase agreements outstanding at June 30, 2022:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at June 30, 2022

BNP Paribas S.A.	(0.450)%	05/12/22	$1,257,685	09/13/22	$1,265,778
Morgan Stanley & Co. International PLC	(0.640)%	02/10/22	1,082,289	08/15/22	989,043
Morgan Stanley & Co. International PLC	(0.580)%	02/10/22	638,354	08/15/22	583,356
Morgan Stanley & Co. International PLC	(0.580)%	02/10/22	628,958	08/15/22	574,769
Morgan Stanley & Co. International PLC	(0.580)%	02/10/22	9,741,583	08/15/22	8,902,282

			$13,348,869		$12,315,228

During the reporting period ended June 30, 2022, Advanced Strategies held reverse repurchase agreements the entire period with an average value of $24,055,882 and a daily weighted average interest rate of 0.28%. In addition, sovereign bonds with a market value of $9,261,072 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding at period end.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Barclays Capital, Inc.	$304,000	$—
Citigroup Global Markets, Inc.	106,000	5,817,586
Goldman Sachs & Co. LLC	9,979,389	53,994,864
Morgan Stanley & Co. LLC	6,627,000	11,270,791

Total	$17,016,389	$71,083,241

SEE NOTES TO FINANCIAL STATEMENTS.
A68

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$570,371,587	$—	$—
Common Stocks	2,022,674,986	899,477,463	—
Exchange-Traded Funds	351,227,574	—	—
Preferred Stocks	6,972,675	1,458,034	—
Warrants	—	—	26
Asset-Backed Securities
Automobiles	—	2,641,333	—
Collateralized Loan Obligations	—	140,698,123	—
Home Equity Loans	—	25,605,284	—
Residential Mortgage-Backed Securities	—	50,891,630	—
Student Loans	—	2,316,919	—
Bank Loans	—	5,193,714	17,670
Commercial Mortgage-Backed Securities	—	22,651,947	—
Corporate Bonds	—	325,324,166	—
Municipal Bonds	—	1,771,800	—
Residential Mortgage-Backed Securities	—	137,975,731	—
Sovereign Bonds	—	261,185,468	—
U.S. Government Agency Obligations	—	126,929,981	—
U.S. Treasury Obligations	—	910,439,195	—
Short-Term Investments
Affiliated Mutual Funds	1,220,732,260	—	—
Foreign Treasury Obligations	—	14,451,908	—
Repurchase Agreement	—	32,000,000	—
U.S. Treasury Obligations	—	62,139,312	—
Unaffiliated Fund	17,585,597	—	—
Options Purchased	7,933	40,301,605	—

Total	$4,189,572,612	$3,063,453,613	$17,696

Liabilities
Options Written	$(632,273)	$(12,511,466)	$(30,740)

Other Financial Instruments*
Assets
Financial Futures Contracts	$9,189,577	$—	$—
Commodity Futures Contracts	6,102,072	—	—
OTC Forward Foreign Currency Exchange Contracts	—	14,683,093	—
OTC Packaged Credit Default Swap Agreements	—	4,122,978	—
Centrally Cleared Credit Default Swap Agreements	—	2,809,394	—
OTC Credit Default Swap Agreements	—	281,153	4,744
Centrally Cleared Inflation Swap Agreements	—	5,440,838	—
Centrally Cleared Interest Rate Swap Agreements	—	21,041,472	—
OTC Interest Rate Swap Agreements	—	151,396	—
OTC Total Return Swap Agreements	—	5,588,568	—

Total	$15,291,649	$54,118,892	$4,744

Liabilities
Unfunded Loan Commitment	$—	$—	$(2)

SEE NOTES TO FINANCIAL STATEMENTS.
A69

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Forward Commitment Contracts	$—	$(126,362,624)	$—
Financial Futures Contracts	(4,900,435)	—	—
Commodity Futures Contracts	(3,085,630)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(3,540,041)	—
OTC Packaged Credit Default Swap Agreements	—	(4,069,414)	—
Centrally Cleared Credit Default Swap Agreements	—	(1,101,867)	—
OTC Credit Default Swap Agreements	—	(1,052,820)	—
OTC Currency Swap Agreements	—	(1,088)	—
Centrally Cleared Inflation Swap Agreements	—	(12,254,728)	—
Centrally Cleared Interest Rate Swap Agreements	—	(32,772,785)	—
OTC Interest Rate Swap Agreements	—	(760,370)	—
OTC Total Return Swap Agreements	—	(32,549,569)	—

Total	$(7,986,065)	$(214,465,306)	$(2)

*

Other financial instruments are derivative, with the exception of unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Unfunded loan commitments and forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (5.6% represents investments purchased with collateral from securities on loan)	27.9%
U.S. Treasury Obligations	15.2
Exchange-Traded Funds	5.5
Banks	4.1
Sovereign Bonds	4.1
Equity Real Estate Investment Trusts (REITs)	3.7
Software	3.6
Residential Mortgage-Backed Securities	2.9
Pharmaceuticals	2.6
Collateralized Loan Obligations	2.2
Oil, Gas & Consumable Fuels	2.1
Health Care Equipment & Supplies	2.0
U.S. Government Agency Obligations	2.0
IT Services	1.9
Interactive Media & Services	1.7
Insurance	1.6
Semiconductors & Semiconductor Equipment	1.6
Health Care Providers & Services	1.4
Chemicals	1.2
Capital Markets	1.2
Electric Utilities	1.1
Life Sciences Tools & Services	1.0
Internet & Direct Marketing Retail	1.0
Aerospace & Defense	1.0
Diversified Financial Services	0.9
Machinery	0.8
Hotels, Restaurants & Leisure	0.8
Technology Hardware, Storage & Peripherals	0.8
Options Purchased	0.6
Air Freight & Logistics	0.6
Food & Staples Retailing	0.6
Industrial Conglomerates	0.6
Specialty Retail	0.6
Media	0.6

Electronic Equipment, Instruments & Components	0.5%
Multi-Utilities	0.5
Professional Services	0.5
Food Products	0.5
Repurchase Agreement	0.5
Biotechnology	0.5
Entertainment	0.5
Oil & Gas	0.5
Textiles, Apparel & Luxury Goods	0.5
Automobiles	0.5
Home Equity Loans	0.4
Trading Companies & Distributors	0.4
Tobacco	0.4
Road & Rail	0.4
Containers & Packaging	0.4
Metals & Mining	0.4
Construction & Engineering	0.3
Commercial Mortgage-Backed Securities	0.3
Household Products	0.3
Airlines	0.3
Commercial Services & Supplies	0.3
Diversified Telecommunication Services	0.3
Beverages	0.3
Multiline Retail	0.3
Electric	0.3
Building Products	0.3
Unaffiliated Fund	0.3
Foreign Treasury Obligations	0.2
Construction Materials	0.2
Personal Products	0.2
Auto Manufacturers	0.2
Household Durables	0.2
Communications Equipment	0.2
Thrifts & Mortgage Finance	0.1
Real Estate Management & Development	0.1

SEE NOTES TO FINANCIAL STATEMENTS.
A70

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Internet	0.1%
Pipelines	0.1
Auto Components	0.1
Marine	0.1
Telecommunications	0.1
Electrical Equipment	0.1
Foods	0.1
Retail	0.1
Energy Equipment & Services	0.1
Wireless Telecommunication Services	0.1
Mining	0.1
Savings & Loans	0.1
Transportation	0.1
Trucking & Leasing	0.1
Consumer Finance	0.0	*
Commercial Services	0.0	*
Multi-National	0.0	*
Student Loans	0.0	*
Transportation Infrastructure	0.0	*
Auto Parts & Equipment	0.0	*
Gas Utilities	0.0	*
Semiconductors	0.0	*

Municipal Bonds	0.0	*%
Real Estate Investment Trusts (REITs)	0.0	*
Lodging	0.0	*
Home Builders	0.0	*
Leisure Products	0.0	*
Building Materials	0.0	*
Real Estate	0.0	*
Computers	0.0	*
Paper & Forest Products	0.0	*
Cosmetics/Personal Care	0.0	*
Gas	0.0	*
Healthcare-Services	0.0	*
Healthcare-Products	0.0	*
Housewares	0.0	*
Oil & Gas Services	0.0	*

	113.0
Options Written	(0.2)
Liabilities in excess of other assets	(12.8)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	Due from/to broker-variation margin futures	$6,102,072	*	Due from/to broker-variation margin futures	$3,085,630	*
Commodity contracts	Premiums paid for OTC swap agreements	1,146		Premiums received for OTC swap agreements	7
Commodity contracts	Unaffiliated investments	19,654		Options written outstanding, at value	1,201,605
Commodity contracts	Unrealized appreciation on OTC swap agreements	2,734,532		Unrealized depreciation on OTC swap agreements	31,316,347
Credit contracts	Due from/to broker-variation margin swaps	2,809,394	*	Due from/to broker-variation margin swaps	1,101,867	*
Credit contracts	Premiums paid for OTC swap agreements	285,572		Premiums received for OTC swap agreements	873,915
Credit contracts	Unaffiliated investments	1,273,189		Options written outstanding, at value	705,275
Credit contracts	Unrealized appreciation on OTC swap agreements	4,395,408		Unrealized depreciation on OTC swap agreements	4,520,424
Equity contracts	Due from/to broker-variation margin futures	3,998,590	*	Due from/to broker-variation margin futures	119,808	*
Equity contracts	Unaffiliated investments	32,485,499		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	3,046		Unrealized depreciation on OTC swap agreements	543,317

SEE NOTES TO FINANCIAL STATEMENTS.
A71

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$14,683,093		Unrealized depreciation on OTC forward foreign currency exchange contracts	$3,540,041
Interest rate contracts	Due from/to broker-variation margin futures	5,190,987	*	Due from/to broker-variation margin futures	4,780,627	*
Interest rate contracts	Due from/to broker-variation margin swaps	26,482,310	*	Due from/to broker-variation margin swaps	45,027,513	*
Interest rate contracts	Premiums paid for OTC swap agreements	13,270		Premiums received for OTC swap agreements	89,605
Interest rate contracts	Unaffiliated investments	6,531,196		Options written outstanding, at value	11,267,599
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,011,467		Unrealized depreciation on OTC swap agreements	1,385,248

		$110,020,425			$109,558,828

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Commodity contracts	$—	$(277,613)	$(2,889,311)	$—	$124,191,058
Credit contracts.	(1,011,730)	1,251,023	—	—	1,609,153
Equity contracts	—	—	(151,961,117)	—	(24,905,488)
Foreign exchange contracts	(14,369)	59,814	—	19,032,898	—
Interest rate contracts	(292,905)	1,235,493	(6,787,481)	—	(23,364,100)

Total	$(1,319,004)	$2,268,717	$(161,637,909)	$19,032,898	$77,530,623

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$12,454	$(538,880)	$1,359,369	$—	$(43,151,833)
Credit contracts	1,064,387	426,890	—	—	1,864,185
Equity contracts	(40,243,831)	—	(8,353,247)	—	(506,923)
Foreign exchange contracts	—	(5,205)	—	13,595,484	—
Interest rate contracts	3,801,284	(6,871,215)	(4,863,796)	—	389,442

Total.	$(35,365,706)	$(6,988,410)	$(11,857,674)	$13,595,484	$(41,405,129)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 70,031,940
Options Written (2)	990,957,331

SEE NOTES TO FINANCIAL STATEMENTS.
A72

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (2)	$1,578,401,343
Futures Contracts - Short Positions (2)	868,369,030
Forward Foreign Currency Exchange Contracts - Purchased (3)	294,602,919
Forward Foreign Currency Exchange Contracts - Sold (3)	852,175,101
Interest Rate Swap Agreements (2)	1,999,376,059
Credit Default Swap Agreements - Buy Protection (2)	174,720,853
Credit Default Swap Agreements - Sell Protection (2)	131,196,124
Currency Swap Agreements (2)	11,109,000
Total Return Swap Agreements (2)	582,474,753
Inflation Swap Agreements (2)	221,795,416

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	N/A	$358,099,364	$(358,099,364)	$—
Repurchase Agreement	JPMorgan Chase Bank, N.A.	32,000,000	(32,000,000)	—
Reverse Repurchase Agreements	BNP Paribas S.A.	(1,265,778)	1,101,774	(164,004)
Reverse Repurchase Agreements	Morgan Stanley & Co. International PLC	(11,049,450)	8,159,298	(2,890,152)

		$377,784,136

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.(3)	$—	$(2,657)	$(2,657)	$2,657	$—
Bank of America, N.A.(4)	155,759	(161,657)	(5,898)	—	(5,898)
Bank of America, N.A.(5-a)	211,964	(1,223,806)	(1,011,842)	1,011,842	—
Bank of America, N.A.(5-b)	3,227	(10,022)	(6,795)	6,795	—
Barclays Bank PLC(4)	910,673	(338,689)	571,984	(571,984)	—
Barclays Bank PLC(5-a)	43,671	(118,943)	(75,272)	75,272	—
Barclays Bank PLC(5-b)	699,084	(1,051,496)	(352,412)	352,412	—
BNP Paribas S.A.(4)	432,835	(82,971)	349,864	(261,062)	88,802
BNP Paribas S.A.(5-a)	5,465,354	(1,529,495)	3,935,859	(3,935,859)	—
BNP Paribas S.A.(5-b)	4,306,534	(18,375,598)	(14,069,064)	8,636,952	(5,432,112)
Canadian Imperial Bank of Commerce(5-b)	—	(1,738,069)	(1,738,069)	1,151,680	(586,389)
Citibank, N.A.(4)	187,199	(109,368)	77,831	—	77,831
Citibank, N.A.(5-a)	1,004,557	(102,031)	902,526	(620,000)	282,526
Citibank, N.A.(5-b)	60,747	(8,286,317)	(8,225,570)	6,630,838	(1,594,732)
Deutsche Bank AG(4)	115,484	(47,696)	67,788	—	67,788
Deutsche Bank AG(5-a)	335,514	(71,920)	263,594	(190,000)	73,594
Deutsche Bank AG(5-b)	1,721,213	(1,684,694)	36,519	—	36,519
Goldman Sachs Bank USA(5-a)	639,451	(2,215,744)	(1,576,293)	1,576,293	—
Goldman Sachs Bank USA(5-b)	222,338	(163,551)	58,787	(58,787)	—

SEE NOTES TO FINANCIAL STATEMENTS.
A73

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Goldman Sachs International(4)	$4,138,595	$(4,139,877)	$(1,282)	$1,282	$—
Goldman Sachs International(5-a)	32,365	(197,827)	(165,462)	165,462	—
Goldman Sachs International(5-b)	619,342	(5,192,717)	(4,573,375)	2,487,600	(2,085,775)
HSBC Bank PLC(4)	—	(57,921)	(57,921)	—	(57,921)
HSBC Bank PLC(5-a)	1,643,659	(107,695)	1,535,964	(1,535,964)	—
HSBC Bank PLC(5-b)	204,832	(213,480)	(8,648)	8,648	—
HSBC Bank USA, N.A.(5-a)	1,098	(14,023)	(12,925)	12,925	—
HSBC Bank USA, N.A.(5-b)	4,271	(56,326)	(52,055)	52,055	—
JPMorgan Chase Bank, N.A.(4)	162,077	(328,096)	(166,019)	—	(166,019)
JPMorgan Chase Bank, N.A.(5-a)	265,305	(71,969)	193,336	(193,336)	—
JPMorgan Chase Bank, N.A.(5-b)	1,410,865	(1,144,668)	266,197	—	266,197
Merrill Lynch International(5-b)	39,205	(1,069,124)	(1,029,919)	463,745	(566,174)
Morgan Stanley & Co. International PLC(4)	217,323	(198,583)	18,740	(10,000)	8,740
Morgan Stanley & Co. International PLC(5-a)	1,250,082	(82,542)	1,167,540	(1,167,540)	—
Morgan Stanley & Co. International PLC(5-b)	1,497,526	(96,486)	1,401,040	(1,401,040)	—
Morgan Stanley Capital Services LLC(5-a)	12,215	(160,625)	(148,410)	—	(148,410)
Morgan Stanley Capital Services LLC(5-b)	1,565,040	(2,678,908)	(1,113,868)	714,016	(399,852)
Societe Generale Paris(5-b)	1,134,562	(655,664)	478,898	(478,898)	—
Standard Chartered Bank(4)	27,118	—	27,118	—	27,118
Standard Chartered Bank, London(5-a)	741,873	(302,963)	438,910	(438,910)	—
Standard Chartered Bank, London(5-b)	—	(54,573)	(54,573)	54,573	—
The Toronto-Dominion Bank(4)	953,514	(32,265)	921,249	(690,000)	231,249
UBS AG London(5-b)	—	(1,788)	(1,788)	—	(1,788)
UBS AG Stamford(5-a)	307,898	(306,430)	1,468	—	1,468
UBS AG Stamford(5-b)	226,477	(348,895)	(122,418)	121,242	(1,176)
UBS AG(4)	1,585	(11,732)	(10,147)	—	(10,147)

	$32,972,431	$(54,839,901)	$(21,867,470)	$11,972,909	$(9,894,561)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4)	PGIM Fixed Income (Core Plus)
(5-a)	PIMCO (International Hedge)
(5-b)	PIMCO (Real Return)

SEE NOTES TO FINANCIAL STATEMENTS.
A74

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $358,099,364:
Unaffiliated investments (cost $5,689,232,552)	$5,461,940,074
Affiliated investments (cost $1,776,850,483)	1,791,103,847
Foreign currency, at value (cost $16,453,102)	16,099,360
Receivable for investments sold	723,565,438
Deposit with broker for centrally cleared/exchange-traded derivatives	17,016,389
Dividends and interest receivable	15,240,406
Unrealized appreciation on OTC forward foreign currency exchange contracts	14,683,093
Unrealized appreciation on OTC swap agreements	10,144,453
Tax reclaim receivable	8,193,503
Due from broker-variation margin swaps	4,145,456
Due from broker-variation margin futures	1,608,604
Receivable for Portfolio shares sold	1,568,384
Premiums paid for OTC swap agreements	299,988
Receivable from affiliate	47,264
Prepaid expenses and other assets	1,126,713

Total Assets	8,066,782,972

LIABILITIES
Payable for investments purchased	1,066,984,362
Payable to broker for collateral for securities on loan	359,806,229
Forward commitment contracts, at value (proceeds receivable $126,427,129)	126,362,624
Unrealized depreciation on OTC swap agreements	37,765,336
Cash segregated from counterparty — OTC	13,679,000
Options written outstanding, at value (premiums received $4,644,956)	13,174,479
Reverse repurchase agreements	12,315,228
Due to broker-variation margin futures	5,934,767
Unrealized depreciation on OTC forward foreign currency exchange contracts	3,540,041
Payable to affiliate	2,806,125
Payable to custodian.	2,333,021
Management fee payable.	1,889,029
Accrued expenses and other liabilities	1,297,075
Premiums received for OTC swap agreements	963,527
Foreign capital gains tax liability accrued	392,711
Distribution fee payable	173,803
Due to broker-variation margin swaps	30,888
Affiliated transfer agent fee payable	512
Payable for Portfolio shares purchased	60
Unrealized depreciation on unfunded loan commitments	2

Total Liabilities	1,649,448,819

NET ASSETS	$6,417,334,153

Net assets were comprised of:
Partners’ Equity	$6,417,334,153

Net asset value and redemption price per share, $6,417,334,153 / 283,004,037 outstanding shares of beneficial interest	$22.68

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $46,045 foreign withholding tax)	$49,742,120
Unaffiliated dividend income (net of $3,604,341 foreign withholding tax, of which $392,404 is reimbursable by an affiliate)	45,298,592
Affiliated dividend income	2,400,244
Income from securities lending, net (including affiliated income of $280,433)	517,214

Total income	97,958,170

EXPENSES
Management fee	24,307,346
Distribution fee	9,227,810
Custodian and accounting fees	528,269
Trustees’ fees	59,743
Audit fee	45,126
Legal fees and expenses	31,314
Shareholders’ reports	8,828
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,703
Miscellaneous	89,288

Total expenses	34,301,427
Less: Fee waiver and/or expense reimbursement	(1,510,658)

Net expenses	32,790,769

NET INVESTMENT INCOME (LOSS)	65,167,401

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $33,890,802) (net of foreign capital gains taxes $(90,427))	236,587,524
In-kind transactions(1)	(47,739,528)
Futures transactions	(161,637,909)
Forward currency contract transactions	19,032,898
Options written transactions	2,268,717
Swap agreements transactions	77,530,623
Foreign currency transactions	(5,526,758)

120,515,567

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(81,266,882)) (net of change in foreign capital gains taxes $503,378)	(1,525,951,198)
Futures	(11,857,674)
Forward currency contracts	13,595,484
Options written	(6,988,410)
Swap agreements	(41,405,129)
Foreign currencies	(806,104)
Unfunded loan commitment	(2)

(1,573,413,033)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(1,452,897,466)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,387,730,065)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$65,167,401	$92,802,504
Net realized gain (loss) on investment and foreign currency transactions	120,515,567	977,572,820
Net capital gain distributions received	—	255,451
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,573,413,033)	59,930,694

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,387,730,065)	1,130,561,469

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,243,778 and 441,607 shares, respectively].	77,399,374	11,537,904
Portfolio shares purchased [36,194,880 and 44,506,326 shares, respectively]	(882,020,608)	(1,153,839,355)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(804,621,234)	(1,142,301,451)

TOTAL INCREASE (DECREASE)	(2,192,351,299)	(11,739,982)
NET ASSETS:
Beginning of period	8,609,685,452	8,621,425,434

SEE NOTES TO FINANCIAL STATEMENTS.
A75

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
End of period	$6,417,334,153	$8,609,685,452

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.
A76

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$27.25		$23.95	$21.63	$17.75		$18.85		$16.13

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.27	0.22	0.36		0.32		0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.79)		3.03	2.10	3.52		(1.42)		2.45

Total from investment operations	(4.57)		3.30	2.32	3.88		(1.10)		2.72

Capital Contributions	—		—	—	—	(b)(c)(d)	—	(c)(d)	—

Net Asset Value, end of period	$22.68		$27.25	$23.95	$21.63		$17.75		$18.85

Total Return(e)	(16.81)%		13.83%	10.68%	21.86	%(f)	(5.84	)%(f)	16.86%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,417		$8,610	$8,621	$8,758		$7,630		$9,273
Average net assets (in millions)	$7,631		$8,754	$7,816	$8,488		$8,883		$8,935
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.87	%(h)	0.85%	0.87%	0.87%		0.88%		0.87%
Expenses before waivers and/or expense reimbursement	0.91	%(h)	0.89%	0.91%	0.91%		0.91%		0.90%
Net investment income (loss)	1.72	%(h)	1.06%	1.06%	1.79%		1.69%		1.52%
Portfolio turnover rate(i)(j)	334%		467%	728%	390%		255%		232%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A77

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 81.1%

AFFILIATED MUTUAL FUNDS — 21.8%
AST ClearBridge Dividend Growth Portfolio*	6,647,221	$171,498,298
AST Emerging Markets Equity Portfolio*	725,939	6,061,587
AST High Yield Portfolio*	1,693,956	18,210,027
AST Large-Cap Growth Portfolio*	5,073,943	261,866,221
AST Large-Cap Value Portfolio*	3,513,128	142,668,115
AST PGIM Fixed Income Central Fund*	98,535,667	992,254,171
AST Small-Cap Growth Opportunities Portfolio*	2,288,934	49,669,861
AST Small-Cap Growth Portfolio*	912,158	52,248,409
AST Small-Cap Value Portfolio*	3,186,743	101,943,918
AST T. Rowe Price Natural Resources Portfolio*	2,445,314	62,502,238
AST Western Asset Emerging Markets Debt Portfolio*	1,050,397	10,829,596

TOTAL AFFILIATED MUTUAL FUNDS
(cost $1,832,164,247)(wd)		1,869,752,441

COMMON STOCKS — 38.6%
Aerospace & Defense — 0.6%
Airbus SE (France)	10,134	986,458
BAE Systems PLC (United Kingdom)	152,587	1,540,509
Boeing Co. (The)*	10,200	1,394,544
Dassault Aviation SA (France)	2,180	339,927
General Dynamics Corp.	24,800	5,487,000
HEICO Corp. (Class A Stock)	2,370	249,751
Howmet Aerospace, Inc.	130,100	4,091,645
Huntington Ingalls Industries, Inc.	600	130,692
L3Harris Technologies, Inc.	3,500	845,950
Lockheed Martin Corp.	20,962	9,012,821
Northrop Grumman Corp.	26,873	12,860,612
Raytheon Technologies Corp.	140,856	13,537,670
Singapore Technologies Engineering Ltd. (Singapore)	106,000	311,638
Textron, Inc.	4,300	262,601
Thales SA (France)	2,205	270,437
TransDigm Group, Inc.*	7,280	3,906,958

		55,229,213

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	2,400	243,288
Deutsche Post AG (Germany)	48,948	1,839,205
DSV A/S (Denmark)	27,192	3,823,089
Expeditors International of Washington, Inc.	3,100	302,126
FedEx Corp.	22,800	5,168,988
United Parcel Service, Inc. (Class B Stock)	44,802	8,178,157
Yamato Holdings Co. Ltd. (Japan)	52,400	839,266

		20,394,119

Airlines — 0.1%
Alaska Air Group, Inc.*	21,000	841,050
American Airlines Group, Inc.*(a)	12,900	163,572
Delta Air Lines, Inc.*	45,743	1,325,175
Southwest Airlines Co.*	133,700	4,829,244

	Shares	Value

COMMON STOCKS (continued)
Airlines (cont’d.)
United Airlines Holdings, Inc.*	6,200	$219,604

		7,378,645

Auto Components — 0.1%
Aptiv PLC*	5,200	463,164
BorgWarner, Inc.(a)	4,400	146,828
Bridgestone Corp. (Japan)	27,300	995,441
Cie Generale des Etablissements Michelin SCA (France)	126,860	3,454,670
Gentex Corp.	38,000	1,062,860
Koito Manufacturing Co. Ltd. (Japan)	34,800	1,097,074
Magna International, Inc. (Canada)(a)	2,653	145,650
Stanley Electric Co. Ltd. (Japan)	35,900	585,650

		7,951,337

Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	78,042	6,006,287
BYD Co. Ltd. (China) (Class H Stock)	59,983	2,406,956
Ferrari NV (Italy)	19,927	3,658,873
Ford Motor Co.	322,800	3,592,764
General Motors Co.*	47,356	1,504,026
Hero MotoCorp Ltd. (India)	6,008	207,280
Kia Corp. (South Korea)	4,688	280,553
Mahindra & Mahindra Ltd. (India)	39,111	543,698
Maruti Suzuki India Ltd. (India)	3,502	377,186
Mazda Motor Corp. (Japan)	33,600	272,484
Mercedes-Benz Group AG (Germany)	43,643	2,524,940
Stellantis NV	439,368	5,436,416
Tesla, Inc.*	59,881	40,325,063
Toyota Motor Corp. (Japan)	278,600	4,282,513
Volkswagen AG (Germany)	1,630	298,061
Yamaha Motor Co. Ltd. (Japan)	151,200	2,769,177

		74,486,277

Banks — 2.0%
Australia & New Zealand Banking Group Ltd. (Australia)	141,123	2,145,355
Banco Santander SA (Spain)	1,541,678	4,350,574
Bank Hapoalim BM (Israel)	566,082	4,741,377
Bank Leumi Le-Israel BM (Israel)	655,489	5,826,861
Bank of America Corp.	497,533	15,488,202
Bank of China Ltd. (China) (Class H Stock)*	704,000	281,159
Bank of Ireland Group PLC (Ireland)	56,673	357,874
Barclays PLC (United Kingdom)	3,406,015	6,383,193
BNP Paribas SA (France)	84,324	4,041,475
BOC Hong Kong Holdings Ltd. (China)	53,500	211,491
China Construction Bank Corp. (China) (Class H Stock)	1,374,000	924,228
Citigroup, Inc.	208,331	9,581,143
Citizens Financial Group, Inc.	126,100	4,500,509
Comerica, Inc.(a)	2,600	190,788
Commonwealth Bank of Australia (Australia)	25,702	1,602,637
Credicorp Ltd. (Peru)	2,164	259,485
DBS Group Holdings Ltd. (Singapore)	389,100	8,326,186
East West Bancorp, Inc.	7,683	497,858

SEE NOTES TO FINANCIAL STATEMENTS.
A78

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Emirates NBD Bank PJSC (United Arab Emirates)	59,675	$214,703
Erste Group Bank AG (Austria)	26,072	658,039
Fifth Third Bancorp(a)	12,900	433,440
First Republic Bank	3,200	461,440
Hana Financial Group, Inc. (South Korea)	13,649	415,235
HDFC Bank Ltd. (India), ADR	24,302	1,335,638
HSBC Holdings PLC (United Kingdom)	237,716	1,554,177
Huntington Bancshares, Inc.	26,500	318,795
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	386,000	229,192
ING Groep NV (Netherlands)	195,552	1,939,238
Israel Discount Bank Ltd. (Israel) (Class A Stock)	65,200	338,978
JPMorgan Chase & Co.	183,288	20,640,062
KB Financial Group, Inc. (South Korea)	9,568	354,874
KeyCorp.	230,400	3,969,792
Komercni Banka A/S (Czech Republic)	7,846	222,486
Lloyds Banking Group PLC (United Kingdom)	6,736,429	3,469,142
M&T Bank Corp.	5,750	916,492
National Australia Bank Ltd. (Australia)	138,366	2,614,612
NatWest Group PLC (United Kingdom)	2,285,211	6,102,385
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	188,471	704,881
Oversea-Chinese Banking Corp. Ltd. (Singapore)	168,300	1,381,248
Pinnacle Financial Partners, Inc.	7,039	508,990
PNC Financial Services Group, Inc. (The)	48,499	7,651,687
Popular, Inc. (Puerto Rico)	31,100	2,392,523
Regions Financial Corp.	17,600	330,000
Sberbank of Russia PJSC (Russia), ADR*^	48,096	5
Signature Bank	7,800	1,397,838
Societe Generale SA (France)	38,766	851,958
SVB Financial Group*	1,100	434,489
Tisco Financial Group PCL (Thailand)	271,900	681,462
Truist Financial Corp.	283,421	13,442,658
U.S. Bancorp	107,848	4,963,165
United Overseas Bank Ltd. (Singapore)	143,200	2,708,065
Wells Fargo & Co.	413,368	16,191,625
Wintrust Financial Corp.	3,249	260,407
Zions Bancorp NA	3,000	152,700

		169,952,816

Beverages — 0.7%
Ambev SA (Brazil)	75,000	191,747
Brown-Forman Corp. (Class B Stock)	3,600	252,576
Coca-Cola Co. (The)	347,692	21,873,304
Constellation Brands, Inc. (Class A Stock)	2,900	675,874
Diageo PLC (United Kingdom)	31,314	1,348,438
Diageo PLC (United Kingdom), ADR	9,244	1,609,565
Heineken Holding NV (Netherlands)	5,432	396,266
Heineken NV (Netherlands)	12,355	1,129,185

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	8,600	$235,526
Keurig Dr. Pepper, Inc.	94,059	3,328,748
Kirin Holdings Co. Ltd. (Japan)	53,400	840,704
Molson Coors Beverage Co. (Class B Stock)	3,700	201,687
Monster Beverage Corp.*	7,000	648,900
PepsiCo, Inc.	133,076	22,178,446
Pernod Ricard SA (France)	13,330	2,447,115
Remy Cointreau SA (France)	8,017	1,404,258

		58,762,339

Biotechnology — 0.8%
AbbVie, Inc.	161,360	24,713,898
Amgen, Inc.	21,162	5,148,715
Argenx SE (Netherlands), ADR*(a)	6,789	2,572,216
Biogen, Inc.*	2,700	550,638
BioMarin Pharmaceutical, Inc.*	11,100	919,857
Exelixis, Inc.*	220,200	4,584,564
Gilead Sciences, Inc.	125,500	7,757,155
Horizon Therapeutics PLC*	9,442	753,094
Incyte Corp.*(a)	3,700	281,089
Moderna, Inc.*	29,400	4,199,790
Regeneron Pharmaceuticals, Inc.*	6,449	3,812,197
Sarepta Therapeutics, Inc.*	9,200	689,632
United Therapeutics Corp.*	2,100	494,844
Vertex Pharmaceuticals, Inc.*	34,703	9,778,958

		66,256,647

Building Products — 0.3%
A.O. Smith Corp.	2,600	142,168
AGC, Inc. (Japan)	61,100	2,119,287
Allegion PLC	1,700	166,430
Assa Abloy AB (Sweden) (Class B Stock)	49,691	1,058,605
Builders FirstSource, Inc.*	29,600	1,589,520
Carlisle Cos., Inc.	20,400	4,867,644
Carrier Global Corp.	16,100	574,126
Cie de Saint-Gobain (France)	108,760	4,680,876
Fortune Brands Home & Security, Inc.	2,700	161,676
Johnson Controls International PLC	31,040	1,486,195
Masco Corp.	4,400	222,640
Owens Corning	44,300	3,291,933
Trane Technologies PLC	15,019	1,950,517
Xinyi Glass Holdings Ltd. (China)	130,000	311,629

		22,623,246

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	278,204	3,750,037
Ameriprise Financial, Inc.	24,323	5,781,091
Amundi SA (France), 144A	6,052	331,248
Bank of New York Mellon Corp. (The)	122,700	5,117,817
BlackRock, Inc.	5,329	3,245,574
Blackstone, Inc.	19,921	1,817,393
Cboe Global Markets, Inc.	33,400	3,780,546
Charles Schwab Corp. (The)	77,097	4,870,988
CME Group, Inc.	28,317	5,796,490
Daiwa Securities Group, Inc. (Japan)	71,695	319,576

SEE NOTES TO FINANCIAL STATEMENTS.
A79

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Deutsche Bank AG (Germany)	148,514	$1,297,088
FactSet Research Systems, Inc.	2,300	884,511
Franklin Resources, Inc.	5,900	137,529
Goldman Sachs Group, Inc. (The)	43,371	12,882,054
Intercontinental Exchange, Inc.	42,900	4,034,316
Invesco Ltd.	7,100	114,523
Julius Baer Group Ltd. (Switzerland)	11,088	511,117
Lazard Ltd. (Class A Stock)(a)	7,795	252,636
Macquarie Group Ltd. (Australia)	56,936	6,463,778
MarketAxess Holdings, Inc.	600	153,606
Moody’s Corp.	2,900	788,713
Morgan Stanley	132,163	10,052,318
Morningstar, Inc.	10,800	2,611,764
MSCI, Inc.	1,500	618,225
Nasdaq, Inc.	2,200	335,588
Northern Trust Corp.	7,868	759,105
Raymond James Financial, Inc.	3,600	321,876
S&P Global, Inc.	11,241	3,788,891
SBI Holdings, Inc. (Japan)	186,600	3,654,317
Singapore Exchange Ltd. (Singapore)	134,400	915,573
State Street Corp.	69,200	4,266,180
Stifel Financial Corp.	37,200	2,083,944
T. Rowe Price Group, Inc.	9,669	1,098,495
UBS Group AG (Switzerland)	555,386	8,968,601

		101,805,508

Chemicals — 0.8%
Air Products & Chemicals, Inc.	10,405	2,502,194
Albemarle Corp.	2,200	459,756
Arkema SA (France)	3,335	297,755
Ashland Global Holdings, Inc.	4,800	494,640
Celanese Corp.	14,700	1,728,867
CF Industries Holdings, Inc.	48,000	4,115,040
Corteva, Inc.	13,600	736,304
Dow, Inc.	76,613	3,953,997
DuPont de Nemours, Inc.	92,957	5,166,550
Eastman Chemical Co.	28,152	2,527,205
Ecolab, Inc.	4,700	722,672
FMC Corp.	2,300	246,123
Givaudan SA (Switzerland)	406	1,427,041
Huntsman Corp.	15,300	433,755
ICL Group Ltd. (Israel)	152,714	1,389,411
International Flavors & Fragrances, Inc.	4,800	571,776
Linde PLC (United Kingdom) NYSE(a)	38,360	11,029,651
Linde PLC (United Kingdom) XETR	3,046	873,102
LyondellBasell Industries NV (Class A Stock)	4,700	411,062
Mitsubishi Chemical Group Corp. (Japan)	67,000	366,203
Mitsubishi Gas Chemical Co., Inc. (Japan)	17,600	253,469
Mitsui Chemicals, Inc. (Japan)	199,500	4,248,945
Mosaic Co. (The)	7,000	330,610
Nitto Denko Corp. (Japan)	16,800	1,085,927
Nutrien Ltd. (Canada)	7,220	574,986
OCI NV (Netherlands)	8,420	278,451
PPG Industries, Inc.	28,687	3,280,072
Sherwin-Williams Co. (The)	4,400	985,204

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Shin-Etsu Chemical Co. Ltd. (Japan)	17,900	$2,014,604
Solvay SA (Belgium)	13,500	1,092,894
Sumitomo Chemical Co. Ltd. (Japan)	180,100	701,191
Symrise AG (Germany)	11,842	1,291,311
Tosoh Corp. (Japan)	279,100	3,460,530
Westlake Corp.	29,700	2,911,194
Yara International ASA (Brazil)	58,623	2,451,509

		64,414,001

Commercial Services & Supplies — 0.1%
Cintas Corp.	3,100	1,157,943
Copart, Inc.*	13,100	1,423,446
Dai Nippon Printing Co. Ltd. (Japan)	12,600	271,432
Republic Services, Inc.	28,647	3,749,033
Rollins, Inc.	4,100	143,172
Securitas AB (Sweden) (Class B Stock)	28,280	244,253
Waste Management, Inc.	30,300	4,635,294

		11,624,573

Communications Equipment — 0.2%
Arista Networks, Inc.*	4,100	384,334
Cisco Systems, Inc.	310,118	13,223,431
F5, Inc.*	1,000	153,040
Juniper Networks, Inc.	6,500	185,250
Motorola Solutions, Inc.	3,100	649,760
Nokia OYJ (Finland)	667,939	3,096,464
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	226,058	1,685,687

		19,377,966

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	12,180	295,603
AECOM	8,800	573,936
Eiffage SA (France)	8,384	755,716
Quanta Services, Inc.(a)	2,500	313,350
Skanska AB (Sweden) (Class B Stock)	46,794	718,766
Taisei Corp. (Japan)	52,000	1,617,201
Vinci SA (France)	27,633	2,464,106

		6,738,678

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	73,000	316,381
Eagle Materials, Inc.	35,200	3,869,888
Martin Marietta Materials, Inc.	1,100	329,164
Vulcan Materials Co.	8,346	1,185,967

		5,701,400

Consumer Finance — 0.2%
AEON Financial Service Co. Ltd. (Japan)	26,100	244,837
American Express Co.	25,646	3,555,049
Capital One Financial Corp.	67,036	6,984,481
Discover Financial Services	5,200	491,816
OneMain Holdings, Inc.	35,700	1,334,466
SLM Corp.	51,127	814,964

SEE NOTES TO FINANCIAL STATEMENTS.
A80

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Synchrony Financial	88,100	$2,433,322

		15,858,935

Containers & Packaging — 0.1%
Amcor PLC(a)	27,900	346,797
Avery Dennison Corp.	1,500	242,805
Ball Corp.	6,100	419,497
Crown Holdings, Inc.	31,331	2,887,778
International Paper Co.	64,900	2,714,767
Packaging Corp. of America	1,800	247,500
Sealed Air Corp.	2,900	167,388
Transcontinental, Inc. (Canada) (Class A Stock)	45,042	535,731
Westrock Co.	104,200	4,151,328

		11,713,591

Distributors — 0.0%
Genuine Parts Co.	2,600	345,800
LKQ Corp.	63,800	3,131,942
Pool Corp.	700	245,861

		3,723,603

Diversified Consumer Services — 0.0%
Service Corp. International	57,306	3,960,991

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	98,700	26,947,074
Chailease Holding Co. Ltd. (Taiwan)	84,000	588,131
Equitable Holdings, Inc.	33,300	868,131
EXOR NV (Netherlands)	5,300	330,784
Investor AB (Sweden) (Class A Stock)	25,020	449,838
ORIX Corp. (Japan)	58,400	976,562

		30,160,520

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	516,668	10,829,361
Deutsche Telekom AG (Germany)	227,620	4,520,869
Hellenic Telecommunications Organization SA (Greece)	32,870	589,071
Koninklijke KPN NV (Netherlands)	1,612,566	5,743,701
Lumen Technologies, Inc.	17,100	186,561
Nippon Telegraph & Telephone Corp. (Japan)	47,900	1,375,286
Spark New Zealand Ltd. (New Zealand)	243,240	729,026
Telefonica Deutschland Holding AG (Germany)	451,834	1,296,126
Telefonica SA (Spain)	271,256	1,381,350
Telkom Indonesia Persero Tbk PT (Indonesia)	3,764,100	1,011,813
Verizon Communications, Inc.	332,702	16,884,627

		44,547,791

Electric Utilities — 0.8%
Alliant Energy Corp.	4,600	269,606
American Electric Power Co., Inc.	49,241	4,724,182
Constellation Energy Corp.	6,033	345,450
Duke Energy Corp.	14,100	1,511,661

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Edison International	80,100	$5,065,524
Electricite de France SA (France)	78,334	639,889
Endesa SA (Spain)(a)	208,950	3,945,210
Enel SpA (Italy)	917,025	5,025,216
Energisa SA (Brazil), UTS	72,300	557,158
Entergy Corp.	3,600	405,504
Evergy, Inc.	48,400	3,158,100
Eversource Energy	6,400	540,608
Exelon Corp.	143,400	6,498,888
FirstEnergy Corp.	22,800	875,292
Fortum OYJ (Finland)	21,518	322,527
Hawaiian Electric Industries, Inc.	17,533	717,100
Iberdrola SA (Spain)	443,016	4,593,459
NextEra Energy, Inc.	135,563	10,500,710
NRG Energy, Inc.	46,300	1,767,271
PG&E Corp.*	186,000	1,856,280
Pinnacle West Capital Corp.(a)	2,200	160,864
Power Assets Holdings Ltd. (Hong Kong)	72,000	453,085
PPL Corp.	147,500	4,001,675
Red Electrica Corp. SA (Spain)	19,847	375,175
Southern Co. (The)	19,500	1,390,545
SSE PLC (United Kingdom)	223,663	4,402,537
Terna - Rete Elettrica Nazionale (Italy)	68,704	539,140
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	98,463	727,168
Xcel Energy, Inc.	49,080	3,472,901

		68,842,725

Electrical Equipment — 0.2%
AMETEK, Inc.	11,200	1,230,768
Eaton Corp. PLC	34,949	4,403,224
Emerson Electric Co.	77,500	6,164,350
Generac Holdings, Inc.*(a)	1,100	231,638
Hubbell, Inc.	18,100	3,232,298
Mitsubishi Electric Corp. (Japan)	167,700	1,816,621
Regal Rexnord Corp.	2,365	268,475
Rockwell Automation, Inc.	2,000	398,620
Schneider Electric SE	12,454	1,471,388

		19,217,382

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	11,200	721,056
CDW Corp.	14,600	2,300,376
Corning, Inc.	236,417	7,449,500
Hamamatsu Photonics KK (Japan)	25,500	988,595
Hirose Electric Co. Ltd. (Japan)	10,300	1,363,941
Hon Hai Precision Industry Co. Ltd. (Taiwan)	108,000	396,783
Jabil, Inc.	58,400	2,990,664
Keyence Corp. (Japan)	3,737	1,268,722
Keysight Technologies, Inc.*	10,400	1,433,640
Littelfuse, Inc.	2,991	759,834
Murata Manufacturing Co. Ltd. (Japan)	33,000	1,805,948
Shimadzu Corp. (Japan)	11,400	361,358
TDK Corp. (Japan)	19,200	589,344
TE Connectivity Ltd. (Switzerland)	6,000	678,900
Teledyne Technologies, Inc.*	900	337,599

SEE NOTES TO FINANCIAL STATEMENTS.
A81

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Trimble, Inc.*	4,500	$262,035
Zebra Technologies Corp. (Class A Stock)*	980	288,071

		23,996,366

Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	62,794	1,812,863
Halliburton Co.	85,000	2,665,600
Schlumberger NV	153,679	5,495,561

		9,974,024

Entertainment — 0.4%
Activision Blizzard, Inc.	86,630	6,745,012
Electronic Arts, Inc.	5,300	644,745
GungHo Online Entertainment, Inc. (Japan)	35,300	622,479
Konami Group Corp. (Japan)	4,600	254,224
Live Nation Entertainment, Inc.*	2,600	214,708
NetEase, Inc. (China), ADR(a)	7,964	743,519
Netflix, Inc.*	21,780	3,808,669
Nintendo Co. Ltd. (Japan)	16,100	6,984,011
Spotify Technology SA*	38,400	3,603,072
Take-Two Interactive Software, Inc.*	2,700	330,831
Walt Disney Co. (The)*	96,000	9,062,400
Warner Bros Discovery, Inc.*	356,274	4,781,197

		37,794,867

Equity Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.(a)	26,571	3,853,592
American Campus Communities, Inc.	11,928	768,998
American Tower Corp.	8,500	2,172,515
AvalonBay Communities, Inc.	29,826	5,793,700
Boston Properties, Inc.	11,775	1,047,740
Camden Property Trust	13,100	1,761,688
Cousins Properties, Inc.	15,173	443,507
Crown Castle International Corp.	21,800	3,670,684
Dexus (Australia)	706,396	4,313,894
Digital Realty Trust, Inc.(a)	5,100	662,133
Duke Realty Corp.	7,000	384,650
EPR Properties	43,400	2,036,762
Equinix, Inc.	9,980	6,557,060
Equity Residential	41,000	2,961,020
Essex Property Trust, Inc.	1,200	313,812
Extra Space Storage, Inc.	7,000	1,190,840
Federal Realty OP LP	1,300	124,462
First Industrial Realty Trust, Inc.(a)	28,046	1,331,624
Gaming & Leisure Properties, Inc.	16,829	771,778
Goodman Group (Australia)	157,942	1,938,924
Healthpeak Properties, Inc.	26,300	681,433
Highwoods Properties, Inc.	30,300	1,035,957
Host Hotels & Resorts, Inc.	213,100	3,341,408
Iron Mountain, Inc.(a)	5,400	262,926
Kimco Realty Corp.(a)	11,400	225,378
Klepierre SA (France)*	11,958	229,751
Lamar Advertising Co. (Class A Stock)	19,000	1,671,430
Land Securities Group PLC (United Kingdom)	33,638	272,507

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mapletree Commercial Trust (Singapore)	214,000	$282,122
Mid-America Apartment Communities, Inc.	2,000	349,340
National Storage Affiliates Trust	15,087	755,406
Prologis, Inc.	115,759	13,619,046
Public Storage	2,700	844,209
Realty Income Corp.(a)	10,900	744,034
Regency Centers Corp.	3,000	177,930
SBA Communications Corp.	17,804	5,698,170
Simon Property Group, Inc.	30,000	2,847,600
Stockland (Australia)	1,643,175	4,092,573
UDR, Inc.(a)	5,800	267,032
Ventas, Inc.	47,771	2,456,863
VICI Properties, Inc.(a)	17,400	518,346
Vornado Realty Trust	17,500	500,325
Welltower, Inc.(a)	34,600	2,849,310
Weyerhaeuser Co.	160,700	5,322,384

		91,144,863

Food & Staples Retailing — 0.7%
Albertson’s Cos., Inc. (Class A Stock)	125,700	3,358,704
BIM Birlesik Magazalar A/S (Turkey)	62,182	301,687
Carrefour SA (France)	144,626	2,560,620
Coles Group Ltd. (Australia)	67,424	827,964
Costco Wholesale Corp.	29,780	14,272,958
Endeavour Group Ltd. (Australia)	69,598	362,954
Jeronimo Martins SGPS SA (Portugal)	14,720	320,344
Kesko OYJ (Finland) (Class B Stock)	27,515	648,875
Koninklijke Ahold Delhaize NV (Netherlands)	239,784	6,253,276
Kroger Co. (The)(a)	33,800	1,599,754
Loblaw Cos. Ltd. (Canada)	10,757	970,152
Sugi Holdings Co. Ltd. (Japan)	4,200	184,371
Sysco Corp.(a)	52,087	4,412,290
Tesco PLC (United Kingdom)	1,269,377	3,941,972
US Foods Holding Corp.*	54,900	1,684,332
Walgreens Boots Alliance, Inc.	62,400	2,364,960
Wal-Mart de Mexico SAB de CV (Mexico)	166,691	573,610
Walmart, Inc.	99,957	12,152,772
Woolworths Group Ltd. (Australia)	58,738	1,442,020

		58,233,615

Food Products — 0.7%
Archer-Daniels-Midland Co.	25,400	1,971,040
Bunge Ltd.	23,800	2,158,422
Campbell Soup Co.	3,600	172,980
Conagra Brands, Inc.	9,000	308,160
Darling Ingredients, Inc.*	50,399	3,013,860
General Mills, Inc.	11,300	852,585
Gruma SAB de CV (Mexico) (Class B Stock)	26,659	294,370
Hershey Co. (The)	27,811	5,983,815
Hormel Foods Corp.	5,200	246,272
Inghams Group Ltd. (Australia)	146,211	260,512
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	38,300	223,025

SEE NOTES TO FINANCIAL STATEMENTS.
A82

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
J.M. Smucker Co. (The)	1,900	$243,219
Kellogg Co.(a)	4,800	342,432
Kraft Heinz Co. (The)	111,500	4,252,610
Lamb Weston Holdings, Inc.(a)	46,324	3,310,313
McCormick & Co., Inc.	4,600	382,950
Mondelez International, Inc. (Class A Stock)	67,142	4,168,847
Nestle SA	118,145	13,787,001
Orkla ASA (Norway)	224,041	1,792,114
Pilgrim’s Pride Corp.*	104,500	3,263,535
Tyson Foods, Inc. (Class A Stock)	74,400	6,402,864
Viscofan SA (Spain)	3,251	179,207
WH Group Ltd. (Hong Kong), 144A	892,500	698,966
Wilmar International Ltd. (China)	1,571,300	4,576,138

		58,885,237

Gas Utilities — 0.0%
Atmos Energy Corp.(a)	2,500	280,250
National Fuel Gas Co.	14,800	977,540
Osaka Gas Co. Ltd. (Japan)	58,600	1,121,916
Snam SpA (Italy)	60,710	317,974
Tokyo Gas Co. Ltd. (Japan)	17,500	362,153

		3,059,833

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	204,751	22,246,196
ABIOMED, Inc.*	700	173,257
Alcon, Inc. (Switzerland)	29,010	2,019,871
Align Technology, Inc.*	1,360	321,871
Baxter International, Inc.	54,400	3,494,112
Becton, Dickinson & Co.	8,926	2,200,527
Boston Scientific Corp.*	200,416	7,469,504
Cooper Cos., Inc. (The)	900	281,808
DENTSPLY SIRONA, Inc.	4,400	157,212
Dexcom, Inc.*	7,280	542,578
Edwards Lifesciences Corp.*	77,600	7,378,984
Envista Holdings Corp.*(a)	67,315	2,594,320
Hologic, Inc.*	4,600	318,780
IDEXX Laboratories, Inc.*	1,560	547,139
Integra LifeSciences Holdings Corp.*	12,000	648,360
Intuitive Surgical, Inc.*	10,840	2,175,697
Koninklijke Philips NV (Netherlands)	17,064	367,480
Medtronic PLC	116,695	10,473,376
Menicon Co. Ltd. (Japan)	39,895	914,598
Olympus Corp. (Japan)	10,200	204,501
ResMed, Inc.	2,600	545,038
Sonova Holding AG (Switzerland)	3,240	1,030,084
STERIS PLC	1,800	371,070
Straumann Holding AG (Switzerland)	7,102	852,723
Stryker Corp.	16,821	3,346,202
Teleflex, Inc.	5,100	1,253,835
Zimmer Biomet Holdings, Inc.	20,800	2,185,248

		74,114,371

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	8,625	1,220,265
Cardinal Health, Inc.	5,100	266,577
Centene Corp.*	101,932	8,624,466

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Cigna Corp.	42,056	$11,082,597
CVS Health Corp.	114,601	10,618,929
DaVita, Inc.*	1,200	95,952
Elevance Health, Inc.	17,360	8,377,589
Fresenius SE & Co. KGaA (Germany)	45,891	1,392,726
HCA Healthcare, Inc.	4,300	722,658
Henry Schein, Inc.*	2,700	207,198
Humana, Inc.	3,400	1,591,438
Laboratory Corp. of America Holdings	7,247	1,698,407
McKesson Corp.	15,300	4,991,013
Medipal Holdings Corp. (Japan)	178,300	2,512,846
Molina Healthcare, Inc.*	3,911	1,093,555
Quest Diagnostics, Inc.(a)	2,200	292,556
Sonic Healthcare Ltd. (Australia)	254,866	5,812,459
UnitedHealth Group, Inc.	72,014	36,988,551
Universal Health Services, Inc. (Class B Stock)	1,400	140,994

		97,730,776

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	9,100	1,802,164

Hotels, Restaurants & Leisure — 0.8%
Airbnb, Inc. (Class A Stock)*	12,600	1,122,408
Aristocrat Leisure Ltd. (Australia)	61,681	1,459,105
Booking Holdings, Inc.*	1,250	2,186,238
Caesars Entertainment, Inc.*	4,100	157,030
Carnival Corp.*(a)	16,000	138,400
Chipotle Mexican Grill, Inc.*	2,230	2,915,190
Churchill Downs, Inc.	13,000	2,489,890
Compass Group PLC (United Kingdom)	258,989	5,295,066
Darden Restaurants, Inc.	2,300	260,176
Domino’s Pizza, Inc.	520	202,649
Evolution AB (Sweden), 144A	8,717	791,079
Expedia Group, Inc.*	2,800	265,524
Greggs PLC (United Kingdom)	18,118	400,588
Hilton Worldwide Holdings, Inc.	47,200	5,259,968
InterContinental Hotels Group PLC (United Kingdom)	43,554	2,312,091
La Francaise des Jeux SAEM (France), 144A	29,204	1,012,477
Las Vegas Sands Corp.*	6,900	231,771
Lottery Corp. Ltd. (The) (Australia)*	164,528	512,182
Marriott International, Inc. (Class A Stock)	54,245	7,377,862
McDonald’s Corp.	79,971	19,743,241
McDonald’s Holdings Co. Japan Ltd. (Japan)	96,441	3,510,880
MGM Resorts International	23,519	680,875
Norwegian Cruise Line Holdings Ltd.*(a)	7,700	85,624
Penn National Gaming, Inc.*(a)	11,944	363,336
Planet Fitness, Inc. (Class A Stock)*	7,300	496,473
Royal Caribbean Cruises Ltd.*	4,300	150,113
Sodexo SA (France)	4,761	335,227
Starbucks Corp.	61,914	4,729,610
Tabcorp Holdings Ltd. (Australia)	225,621	165,649
Whitbread PLC (United Kingdom)	22,330	673,843

SEE NOTES TO FINANCIAL STATEMENTS.
A83

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Wyndham Hotels & Resorts, Inc.	6,300	$414,036
Wynn Resorts Ltd.*(a)	9,500	541,310
Yum! Brands, Inc.	5,200	590,252

		66,870,163

Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)*	9,156	414,136
D.R. Horton, Inc.	6,100	403,759
Garmin Ltd.	2,800	275,100
Lennar Corp. (Class A Stock)	40,500	2,858,085
Mohawk Industries, Inc.*	1,000	124,090
Newell Brands, Inc.	7,000	133,280
NVR, Inc.*	60	240,248
Open House Group Co. Ltd. (Japan)	30,600	1,215,633
PulteGroup, Inc.	4,600	182,298
Sony Group Corp. (Japan)	11,800	959,914
Taylor Wimpey PLC (United Kingdom)	194,380	276,515
Toll Brothers, Inc.	82,116	3,662,374
Whirlpool Corp.	1,100	170,357

		10,915,789

Household Products — 0.4%
Church & Dwight Co., Inc.	4,400	407,704
Clorox Co. (The)	2,200	310,156
Colgate-Palmolive Co.	15,500	1,242,170
Essity AB (Sweden) (Class B Stock)	32,065	836,619
Henkel AG & Co. KGaA (Germany)	5,407	331,087
Kimberly-Clark Corp.	46,400	6,270,960
Procter & Gamble Co. (The)	176,422	25,367,719
Reckitt Benckiser Group PLC (United Kingdom)	20,091	1,507,978

		36,274,393

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	127,700	2,682,977
Vistra Corp.	59,100	1,350,435

		4,033,412

Industrial Conglomerates — 0.3%
3M Co.	10,500	1,358,805
CK Hutchison Holdings Ltd. (United Kingdom)	132,000	901,933
General Electric Co.	20,200	1,286,134
Hitachi Ltd. (Japan)	17,700	846,302
Honeywell International, Inc.	60,300	10,480,743
Jardine Matheson Holdings Ltd. (Hong Kong)	70,200	3,686,641
Lifco AB (Sweden) (Class B Stock)	16,065	258,546
Siemens AG (Germany)	32,015	3,249,793
Smiths Group PLC (United Kingdom)	80,168	1,364,888
Toshiba Corp. (Japan)	121,500	4,936,014

		28,369,799

Insurance — 1.2%
Aegon NV (Netherlands)	91,136	395,055
Aflac, Inc.	11,500	636,295
Ageas SA/NV (Belgium)	8,475	372,411

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
AIA Group Ltd. (Hong Kong)	114,000	$1,237,868
Alleghany Corp.*	585	487,364
Allstate Corp. (The)	5,400	684,342
American Financial Group, Inc.	20,800	2,887,248
American International Group, Inc.	116,200	5,941,306
Aon PLC (Class A Stock)	7,700	2,076,536
Arch Capital Group Ltd.*	56,500	2,570,185
Arthur J. Gallagher & Co.	8,928	1,455,621
Assicurazioni Generali SpA (Italy)	55,368	884,522
Assurant, Inc.	1,100	190,135
AXA SA (France)	121,106	2,766,107
Axis Capital Holdings Ltd.	13,386	764,207
Brown & Brown, Inc.	4,800	280,032
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	417,400	1,021,219
Chubb Ltd.	76,856	15,108,352
Cincinnati Financial Corp.	3,000	356,940
Dai-ichi Life Holdings, Inc. (Japan)	286,500	5,237,220
Everest Re Group Ltd.	700	196,196
Fairfax Financial Holdings Ltd. (Canada)	1,598	846,796
Globe Life, Inc.	2,000	194,940
Hartford Financial Services Group, Inc. (The)	25,149	1,645,499
iA Financial Corp., Inc. (Canada)	6,746	335,518
Japan Post Holdings Co. Ltd. (Japan)	460,100	3,278,088
Japan Post Insurance Co. Ltd. (Japan)	34,700	553,479
Lincoln National Corp.	26,100	1,220,697
Loews Corp.	4,300	254,818
Manulife Financial Corp. (Canada)	71,261	1,235,663
Marsh & McLennan Cos., Inc.	59,610	9,254,453
Medibank Private Ltd. (Australia)	148,869	333,810
MetLife, Inc.	102,185	6,416,196
MS&AD Insurance Group Holdings, Inc. (Japan)	20,400	623,328
NN Group NV (Netherlands)	123,967	5,632,393
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	542,000	563,379
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	117,000	793,849
Poste Italiane SpA (Italy), 144A	343,374	3,213,654
Principal Financial Group, Inc.	4,900	327,271
Progressive Corp. (The)	23,673	2,752,460
Reinsurance Group of America, Inc.	8,600	1,008,694
RenaissanceRe Holdings Ltd. (Bermuda)	6,103	954,326
Ryan Specialty Holdings, Inc. (Class A Stock)*	6,442	252,462
Sampo OYJ (Finland) (Class A Stock)	25,228	1,098,448
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,912	762,455
Sompo Holdings, Inc. (Japan)	15,800	692,747
Suncorp Group Ltd. (Australia)	103,547	784,132
Tokio Marine Holdings, Inc. (Japan)	28,800	1,691,735
Travelers Cos., Inc. (The)	4,600	777,998
W.R. Berkley Corp.	28,850	1,969,301
Willis Towers Watson PLC	2,200	434,258

SEE NOTES TO FINANCIAL STATEMENTS.
A84

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)	8,363	$3,633,379

		99,085,387

Interactive Media & Services — 1.3%
Alphabet, Inc. (Class A Stock)*	23,257	50,683,050
Alphabet, Inc. (Class C Stock)*	16,380	35,830,431
carsales.com Ltd. (Australia) ASX	17,544	221,846
carsales.com Ltd. (Australia)*	4,217	53,324
Match Group, Inc.*	5,300	369,357
Meta Platforms, Inc. (Class A Stock)*	162,777	26,247,791
Snap, Inc. (Class A Stock)*	23,784	312,284
Tencent Holdings Ltd. (China)	23,100	1,036,516
Twitter, Inc.*	14,400	538,416

		115,293,015

Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd. (China)*	15,600	222,146
Amazon.com, Inc.*	533,817	56,696,704
eBay, Inc.	117,000	4,875,390
Etsy, Inc.*	2,400	175,704
JD.com, Inc. (China), ADR(a)	6,066	389,559
JD.com, Inc. (China) (Class A Stock)	6,985	223,383
MercadoLibre, Inc. (Brazil)*	2,506	1,595,996
ZOZO, Inc. (Japan)	27,600	495,915

		64,674,797

IT Services — 1.5%
Accenture PLC (Class A Stock)	48,109	13,357,464
Adyen NV (Netherlands), 144A*	3,016	4,388,553
Akamai Technologies, Inc.*(a)	3,000	273,990
Automatic Data Processing, Inc.	46,400	9,745,856
Broadridge Financial Solutions, Inc.	2,200	313,610
Capgemini SE (France)	32,177	5,504,732
Cognizant Technology Solutions Corp. (Class A Stock)	43,300	2,922,317
Computershare Ltd. (Australia)	191,286	3,247,778
Dlocal Ltd. (Uruguay)*(a)	29,579	776,449
DXC Technology Co.*	4,900	148,519
Edenred (France)	12,520	589,830
EPAM Systems, Inc.*	900	265,302
Euronet Worldwide, Inc.*	6,000	603,540
Fidelity National Information Services, Inc.	14,513	1,330,407
Fiserv, Inc.*	30,400	2,704,688
FleetCor Technologies, Inc.*	2,896	608,479
Fujitsu Ltd. (Japan)	49,300	6,145,639
Gartner, Inc.*	19,488	4,712,783
Global Payments, Inc.	5,100	564,264
Globant SA*	4,688	815,712
GMO Payment Gateway, Inc. (Japan)	3,475	244,833
GoDaddy, Inc. (Class A Stock)*	38,300	2,664,148
International Business Machines Corp.	43,879	6,195,276
Jack Henry & Associates, Inc.	5,497	989,570
Mastercard, Inc. (Class A Stock)	78,591	24,793,889
NTT Data Corp. (Japan)	20,800	287,797
Paychex, Inc.	5,900	671,833
PayPal Holdings, Inc.*	21,400	1,494,576

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
SS&C Technologies Holdings, Inc.	52,300	$3,037,061
Tata Consultancy Services Ltd. (India)	30,665	1,270,794
VeriSign, Inc.*	1,800	301,194
Visa, Inc. (Class A Stock)(a)	123,134	24,243,853

		125,214,736

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	9,700	684,091
Hasbro, Inc.	2,500	204,700
Sankyo Co. Ltd. (Japan)	19,000	575,718
Sega Sammy Holdings, Inc. (Japan)	12,000	191,944
Shimano, Inc. (Japan)	10,100	1,693,744
Yamaha Corp. (Japan)	6,900	284,086

		3,634,283

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	5,500	653,235
Bio-Rad Laboratories, Inc. (Class A Stock)*	400	198,000
Bio-Techne Corp.	700	242,648
Charles River Laboratories International, Inc.*	800	171,176
Danaher Corp.	54,377	13,785,657
Eurofins Scientific SE (Luxembourg)	31,444	2,477,620
ICON PLC (Ireland)*	6,582	1,426,320
Illumina, Inc.*	2,800	516,208
IQVIA Holdings, Inc.*	31,600	6,856,884
Lonza Group AG (Switzerland)	3,657	1,947,801
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	119,200	3,386,472
Mettler-Toledo International, Inc.*	420	482,483
PerkinElmer, Inc.(a)	2,400	341,328
Sotera Health Co.*(a)	26,400	517,176
Thermo Fisher Scientific, Inc.	18,036	9,798,598
Waters Corp.*	1,000	330,980
West Pharmaceutical Services, Inc.	1,300	393,081
Wuxi Biologics Cayman, Inc. (China), 144A*	142,200	1,303,346

		44,829,013

Machinery — 0.7%
Aalberts NV (Netherlands)	13,445	524,966
Atlas Copco AB (Sweden) (Class A Stock)	140,056	1,309,942
Atlas Copco AB (Sweden) (Class B Stock)	82,252	689,060
Caterpillar, Inc.	36,000	6,435,360
CNH Industrial NV (United Kingdom)	233,344	2,704,319
Cummins, Inc.	2,500	483,825
Daimler Truck Holding AG (Germany)*	19,721	515,231
Deere & Co.	32,254	9,659,105
Dover Corp.	13,390	1,624,475
Epiroc AB (Sweden) (Class A Stock)	77,308	1,196,079
Epiroc AB (Sweden) (Class B Stock)	19,734	266,898
Esab Corp.(a)	27,700	1,211,875
Fortive Corp.	21,141	1,149,648
GEA Group AG (Germany)	42,534	1,469,933

SEE NOTES TO FINANCIAL STATEMENTS.
A85

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Haitian International Holdings Ltd. (China)	84,000	$214,683
IDEX Corp.	1,300	236,119
Illinois Tool Works, Inc.	5,100	929,475
Ingersoll Rand, Inc.	45,600	1,918,848
Komatsu Ltd. (Japan)	44,400	983,687
MINEBEA MITSUMI, Inc. (Japan)	18,400	313,237
MISUMI Group, Inc. (Japan)	14,200	302,391
NGK Insulators Ltd. (Japan)	152,300	2,049,012
Nordson Corp.	2,392	484,236
OSG Corp. (Japan)	15,200	176,138
Otis Worldwide Corp.	21,295	1,504,918
PACCAR, Inc.	68,200	5,615,588
Parker-Hannifin Corp.	26,742	6,579,869
Pentair PLC	3,300	151,041
SKF AB (Sweden) (Class B Stock)	20,010	294,969
Snap-on, Inc.(a)	900	177,327
Stanley Black & Decker, Inc.	13,800	1,447,068
Techtronic Industries Co. Ltd. (Hong Kong)	58,426	610,073
VAT Group AG (Switzerland), 144A	1,326	314,949
Volvo AB (Sweden) (Class B Stock)	75,510	1,172,992
Westinghouse Air Brake Technologies Corp.	9,921	814,316
Xylem, Inc.	3,300	257,994
Yaskawa Electric Corp. (Japan)	12,400	398,377

		56,188,023

Marine — 0.2%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	167	386,599
AP Moller - Maersk A/S (Denmark) (Class B Stock)	2,164	5,064,927
Kuehne + Nagel International AG (Switzerland)	12,890	3,044,800
SITC International Holdings Co. Ltd. (China)	982,000	2,782,129
ZIM Integrated Shipping Services Ltd. (Israel)	41,600	1,964,768

		13,243,223

Media — 0.3%
Charter Communications, Inc. (Class A Stock)*	2,200	1,030,766
Comcast Corp. (Class A Stock)	367,571	14,423,486
Dentsu Group, Inc. (Japan)	39,100	1,171,887
DISH Network Corp. (Class A Stock)*	5,200	93,236
Fox Corp. (Class A Stock)	57,200	1,839,552
Fox Corp. (Class B Stock)	3,100	92,070
Interpublic Group of Cos., Inc. (The)	7,900	217,487
News Corp. (Class A Stock)	8,200	127,756
News Corp. (Class B Stock)	2,500	39,725
Omnicom Group, Inc.	3,800	241,718
Paramount Global (Class B Stock)(a)	11,100	273,948
Publicis Groupe SA (France)	89,578	4,385,190
WPP PLC (United Kingdom)	460,462	4,641,542

		28,578,363

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining — 0.6%
Anglo American PLC (South Africa)	64,976	$2,323,982
ArcelorMittal SA (Luxembourg)	232,167	5,231,355
Barrick Gold Corp. (Canada)	156,138	2,762,081
BHP Group Ltd. (Australia)	253,282	7,188,455
BlueScope Steel Ltd. (Australia)	402,668	4,391,338
Boliden AB (Sweden)	20,526	652,074
Cleveland-Cliffs, Inc.*	85,000	1,306,450
Fortescue Metals Group Ltd. (Australia)	82,859	998,874
Freeport-McMoRan, Inc.	167,900	4,912,754
Glencore PLC (Australia)*	728,391	3,941,647
Mineral Resources Ltd. (Australia)	8,463	281,094
Newmont Corp.	14,600	871,182
Norsk Hydro ASA (Norway)	68,310	383,904
Nucor Corp.	5,000	522,050
Reliance Steel & Aluminum Co.	10,800	1,834,488
Rio Tinto Ltd. (Australia)	18,421	1,307,181
Rio Tinto PLC (Australia)	133,790	8,011,346
South32 Ltd. (Australia)	238,523	647,562
Steel Dynamics, Inc.	32,400	2,143,260
Vale SA (Brazil)	38,500	563,657

		50,274,734

Multiline Retail — 0.2%
B&M European Value Retail SA (United Kingdom)	88,959	396,879
Dollar General Corp.	39,480	9,689,971
Dollar Tree, Inc.*	4,000	623,400
Macy’s, Inc.	106,400	1,949,248
Next PLC (United Kingdom)	6,966	497,187
Target Corp.	12,572	1,775,543

		14,932,228

Multi-Utilities — 0.5%
Ameren Corp.	16,383	1,480,368
CenterPoint Energy, Inc.	229,060	6,775,595
CMS Energy Corp.	94,776	6,397,380
Consolidated Edison, Inc.	6,500	618,150
Dominion Energy, Inc.	47,164	3,764,159
DTE Energy Co.	64,126	8,127,970
E.ON SE (Germany)	655,790	5,512,868
Engie SA (France)	92,540	1,065,938
NiSource, Inc.	7,900	232,971
Public Service Enterprise Group, Inc.	67,277	4,257,288
Sempra Energy	28,000	4,207,560
WEC Energy Group, Inc.	5,800	583,712

		43,023,959

Oil, Gas & Consumable Fuels — 2.0%
Aker BP ASA (Norway)	5,931	204,722
APA Corp.	6,700	233,830
BP PLC (United Kingdom)	968,139	4,563,610
Canadian Natural Resources Ltd. (Canada)	3,436	184,640
Cenovus Energy, Inc. (Canada)	21,882	416,322
Cheniere Energy, Inc.	49,463	6,580,063
Chevron Corp.	178,192	25,798,638
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,618,000	726,472

SEE NOTES TO FINANCIAL STATEMENTS.
A86

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	183,500	$527,713
ConocoPhillips	166,555	14,958,304
Coterra Energy, Inc.(a)	15,300	394,587
Devon Energy Corp.	40,000	2,204,400
Diamondback Energy, Inc.	42,558	5,155,902
Enbridge, Inc. (Canada)(a)	120,590	5,096,133
Eni SpA (Italy)	558,795	6,648,096
EOG Resources, Inc.	53,054	5,859,284
Equinor ASA (Norway)	198,873	6,939,970
Exxon Mobil Corp.	308,577	26,426,534
Hess Corp.	17,602	1,864,756
Inpex Corp. (Japan)	493,100	5,320,784
Kinder Morgan, Inc.	36,700	615,092
LUKOIL PJSC (Russia), ADR^	9,456	1
Marathon Oil Corp.	13,600	305,728
Marathon Petroleum Corp.	82,700	6,798,767
New Fortress Energy, Inc.(a)	56,200	2,223,834
Occidental Petroleum Corp.(a)	23,900	1,407,232
ONEOK, Inc.	8,300	460,650
Pembina Pipeline Corp. (Canada)	12,343	436,301
PetroChina Co. Ltd. (China) (Class H Stock)	616,000	292,254
Phillips 66	14,200	1,164,258
Pioneer Natural Resources Co.	23,963	5,345,666
Shell PLC (Netherlands)	423,947	10,944,803
Suncor Energy, Inc. (Canada)	26,854	942,143
Targa Resources Corp.	27,700	1,652,859
TotalEnergies SE (France)	46,074	2,425,661
Valero Energy Corp.	62,816	6,676,084
Williams Cos., Inc. (The)	181,417	5,662,024
Woodside Energy Group Ltd. (Australia)	45,768	1,004,642

		168,462,759

Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	147,720	2,311,212
Personal Products — 0.3%
Amorepacific Corp. (South Korea)	3,058	308,256
Coty, Inc. (Class A Stock)*	323,800	2,593,638
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,200	1,069,614
Kao Corp. (Japan)	5,100	205,533
L’Oreal SA (France)	23,462	8,108,831
Olaplex Holdings, Inc.*	51,300	722,817
Unilever PLC (United Kingdom)	238,127	10,831,962

		23,840,651

Pharmaceuticals — 2.5%
Astellas Pharma, Inc. (Japan)	19,800	308,351
AstraZeneca PLC (United Kingdom)	35,640	4,688,507
AstraZeneca PLC (United Kingdom), ADR	92,048	6,081,611
Bayer AG (Germany)	61,613	3,663,515
Bristol-Myers Squibb Co.	288,946	22,248,842
Catalent, Inc.*	3,400	364,786

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Chugai Pharmaceutical Co. Ltd. (Japan)	57,000	$1,456,703
Eli Lilly & Co.	84,067	27,257,043
GSK PLC	492,763	10,614,205
Ipsen SA (France)	32,922	3,099,851
Johnson & Johnson	147,766	26,229,943
Merck & Co., Inc.	217,173	19,799,662
Merck KGaA (Germany)	29,818	5,040,321
Novartis AG (Switzerland)	151,106	12,770,447
Novo Nordisk A/S (Denmark), ADR	18,067	2,013,206
Novo Nordisk A/S (Denmark) (Class B Stock)	129,775	14,437,591
Ono Pharmaceutical Co. Ltd. (Japan)	18,400	471,089
Organon & Co.	4,700	158,625
Pfizer, Inc.	440,137	23,076,383
Roche Holding AG	55,676	18,580,136
Sanofi (France)	105,358	10,589,587
Santen Pharmaceutical Co. Ltd. (Japan)	103,500	810,267
Takeda Pharmaceutical Co. Ltd. (Japan)	71,300	2,005,716
Viatris, Inc.	22,400	234,528
Zoetis, Inc.	8,800	1,512,632

		217,513,547

Professional Services — 0.2%
Bureau Veritas SA (France)	10,600	272,193
CoStar Group, Inc.*	77,100	4,657,611
Equifax, Inc.	2,100	383,838
Experian PLC (United Kingdom)	12,886	376,926
Jacobs Engineering Group, Inc.	2,300	292,399
Leidos Holdings, Inc.	18,681	1,881,364
Nielsen Holdings PLC	6,700	155,574
Persol Holdings Co. Ltd. (Japan)	30,500	552,791
Randstad NV (Netherlands)	94,494	4,586,174
Recruit Holdings Co. Ltd. (Japan)	69,500	2,039,016
Robert Half International, Inc.	16,800	1,258,152
Verisk Analytics, Inc.	2,900	501,961
Wolters Kluwer NV (Netherlands)	18,816	1,825,765

		18,783,764

Real Estate Management & Development — 0.1%
Ascendas India Trust (Singapore), UTS	280,000	235,830
Capitaland Investment Ltd. (Singapore)	127,500	350,937
CBRE Group, Inc. (Class A Stock)*	32,100	2,362,881
City Developments Ltd. (Singapore)	48,000	282,044
CK Asset Holdings Ltd. (Hong Kong)	283,000	2,002,528
Daito Trust Construction Co. Ltd. (Japan)	3,600	310,490
ESR Group Ltd. (China), 144A*	92,000	248,180
Jones Lang LaSalle, Inc.*	3,000	524,580
LEG Immobilien SE (Germany)	6,723	557,942
New World Development Co. Ltd. (Hong Kong)	75,000	269,235

		7,144,647

Road & Rail — 0.3%
CSX Corp.	119,700	3,478,482

SEE NOTES TO FINANCIAL STATEMENTS.
A87

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Road & Rail (cont’d.)
J.B. Hunt Transport Services, Inc.	3,173	$499,652
Norfolk Southern Corp.	19,344	4,396,698
Old Dominion Freight Line, Inc.	1,700	435,676
Sankyu, Inc. (Japan)	15,100	433,892
Schneider National, Inc. (Class B Stock)	63,600	1,423,368
TFI International, Inc. (Canada)(a)	13,018	1,045,085
Uber Technologies, Inc.*	34,847	712,969
Union Pacific Corp.	60,022	12,801,492
XPO Logistics, Inc.*	42,200	2,032,352

		27,259,666

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.*	72,329	5,530,999
Advantest Corp. (Japan)	10,500	560,893
Analog Devices, Inc.	29,401	4,295,192
Applied Materials, Inc.	44,400	4,039,512
ASML Holding NV (Netherlands)	19,322	9,196,221
Broadcom, Inc.	35,159	17,080,594
Enphase Energy, Inc.*	25,200	4,920,048
Intel Corp.	316,900	11,855,229
KLA Corp.(a)	4,700	1,499,676
Lam Research Corp.	3,687	1,571,215
Microchip Technology, Inc.	75,000	4,356,000
Micron Technology, Inc.	128,800	7,120,064
Monolithic Power Systems, Inc.	700	268,828
Novatek Microelectronics Corp. (Taiwan)	27,000	273,835
NVIDIA Corp.	124,013	18,799,131
NXP Semiconductors NV (China)	43,616	6,456,476
ON Semiconductor Corp.*	96,700	4,864,977
Qorvo, Inc.*	1,900	179,208
QUALCOMM, Inc.	138,897	17,742,703
Renesas Electronics Corp. (Japan)*	197,100	1,783,853
Skyworks Solutions, Inc.	2,900	268,656
SolarEdge Technologies, Inc.*	1,000	273,680
STMicroelectronics NV (Singapore)	103,117	3,245,064
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	50,582	4,135,079
Teradyne, Inc.	13,326	1,193,343
Texas Instruments, Inc.	45,858	7,046,082

		138,556,558

Software — 2.6%
Adobe, Inc.*	34,460	12,614,427
ANSYS, Inc.*	1,600	382,864
Autodesk, Inc.*	24,100	4,144,236
Cadence Design Systems, Inc.*	30,100	4,515,903
Ceridian HCM Holding, Inc.*	2,800	131,824
Citrix Systems, Inc.	2,200	213,774
Constellation Software, Inc. (Canada)	726	1,077,759
Crowdstrike Holdings, Inc. (Class A Stock)*	22,500	3,792,600
Dassault Systemes SE (France)	232,913	8,572,297
Fortinet, Inc.*(a)	111,000	6,280,380
Intuit, Inc.	7,571	2,918,166
Microsoft Corp.	508,467	130,589,580
Nemetschek SE (Germany)	9,542	575,705

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
NortonLifeLock, Inc.	11,700	$256,932
Oracle Corp.	94,500	6,602,715
Palo Alto Networks, Inc.*	2,292	1,132,110
Paycom Software, Inc.*	17,300	4,846,076
Paycor HCM, Inc.*	9,283	241,358
Paylocity Holding Corp.*	7,200	1,255,824
Pegasystems, Inc.	13,500	645,840
PTC, Inc.*	2,000	212,680
Roper Technologies, Inc.	16,400	6,472,260
Salesforce, Inc.*	57,676	9,518,847
SAP SE (Germany)	7,534	684,256
ServiceNow, Inc.*	9,680	4,603,034
Synopsys, Inc.*	23,900	7,258,430
Tyler Technologies, Inc.*	620	206,138
WiseTech Global Ltd. (Australia)	8,020	207,587

		219,953,602

Specialty Retail — 0.7%
Advance Auto Parts, Inc.(a)	5,160	893,144
AutoNation, Inc.*	22,000	2,458,720
AutoZone, Inc.*	2,270	4,878,502
Bath & Body Works, Inc.(a)	4,900	131,908
Best Buy Co., Inc.(a)	11,548	752,814
CarMax, Inc.*(a)	3,000	271,440
Chow Tai Fook Jewellery Group Ltd. (China)	1,566,000	2,934,714
Fast Retailing Co. Ltd. (Japan)	1,200	627,889
Home Depot, Inc. (The)	64,386	17,659,148
Industria de Diseno Textil SA (Spain)	53,963	1,222,548
JD Sports Fashion PLC (United Kingdom)	2,770,159	3,901,068
Lowe’s Cos., Inc.	37,392	6,531,261
O’Reilly Automotive, Inc.*	3,886	2,455,019
Penske Automotive Group, Inc.	13,300	1,392,377
Ross Stores, Inc.	6,500	456,495
TJX Cos., Inc. (The)	69,187	3,864,094
Tractor Supply Co.	2,100	407,085
Ulta Beauty, Inc.*	13,278	5,118,403
USS Co. Ltd. (Japan)	147,000	2,542,392

		58,499,021

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	1,010,225	138,117,962
Canon, Inc. (Japan)	49,200	1,115,541
Dell Technologies, Inc. (Class C Stock)	9,600	443,616
Hewlett Packard Enterprise Co.(a)	23,900	316,914
HP, Inc.	19,900	652,322
Lenovo Group Ltd. (China)	400,000	372,944
NetApp, Inc.	4,200	274,008
Pure Storage, Inc. (Class A Stock)*	38,900	1,000,119
Samsung Electronics Co. Ltd. (South Korea)	35,016	1,539,066
Seagate Technology Holdings PLC(a)	12,238	874,283
Western Digital Corp.*	14,800	663,484

		145,370,259

Textiles, Apparel & Luxury Goods — 0.5%
Brunello Cucinelli SpA (Italy)	13,263	599,786

SEE NOTES TO FINANCIAL STATEMENTS.
A88

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Burberry Group PLC (United Kingdom)	30,422	$608,173
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	53,916	5,752,351
Gildan Activewear, Inc. (Canada)	12,807	368,629
Hermes International (France)	3,747	4,209,280
Lululemon Athletica, Inc.*	3,937	1,073,265
LVMH Moet Hennessy Louis Vuitton SE (France)	29,001	17,683,437
NIKE, Inc. (Class B Stock)	61,615	6,297,053
Pandora A/S (Denmark)	4,979	316,169
PVH Corp.	38,700	2,202,030
Ralph Lauren Corp.(a)	29,446	2,639,834
Tapestry, Inc.	5,100	155,652
VF Corp.(a)	5,900	260,603

		42,166,262

Tobacco — 0.4%
Altria Group, Inc.	145,600	6,081,712
British American Tobacco PLC (United Kingdom)	260,441	11,146,180
Imperial Brands PLC (United Kingdom)	92,792	2,075,311
Japan Tobacco, Inc. (Japan)	263,400	4,551,417
Philip Morris International, Inc.	67,088	6,624,269
Swedish Match AB (Sweden)	553,155	5,633,392

		36,112,281

Trading Companies & Distributors — 0.3%
Ashtead Group PLC (United Kingdom)	30,432	1,271,842
Brenntag SE (Germany)	11,814	770,594
Bunzl PLC (United Kingdom)	16,352	540,463
Core & Main, Inc. (Class A Stock)*	11,326	252,570
Fastenal Co.(a)	10,800	539,136
Ferguson PLC	11,124	1,232,812
Howden Joinery Group PLC (United Kingdom)	79,304	581,552
IMCD NV (Netherlands)	2,880	395,730
ITOCHU Corp. (Japan)	21,000	568,836
Marubeni Corp. (Japan)	552,900	4,977,935
Mitsui & Co. Ltd. (Japan)	293,600	6,473,462
Sumitomo Corp. (Japan)	371,300	5,087,267
Toromont Industries Ltd. (Canada)	9,316	753,270
United Rentals, Inc.*	1,300	315,783
Univar Solutions, Inc.*	113,600	2,825,232
W.W. Grainger, Inc.(a)	5,840	2,653,871

		29,240,355

Water Utilities — 0.1%
American Water Works Co., Inc.	23,000	3,421,710
Essential Utilities, Inc.	31,800	1,458,030

		4,879,740

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	22,000	694,677
Rogers Communications, Inc. (Canada) (Class B Stock)	95,144	4,557,398
SoftBank Corp. (Japan)	139,200	1,545,347
SoftBank Group Corp. (Japan)	184,500	7,129,415
T-Mobile US, Inc.*	35,400	4,762,716

		Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)		471,350	$729,248

			19,418,801

TOTAL COMMON STOCKS (cost $3,772,922,155)			3,312,406,861

EXCHANGE-TRADED FUNDS — 3.7%
iShares Core S&P 500 ETF		63,150	23,943,322
iShares Core U.S. Aggregate Bond ETF		487,244	49,542,970
iShares iBoxx $ Investment Grade Corporate Bond ETF		383,236	42,167,457
iShares MSCI EAFE ETF(a)		324,550	20,281,130
iShares Russell 1000 Growth ETF		284,400	62,198,280
iShares Russell 1000 Value ETF		160,550	23,274,934
SPDR S&P 500 ETF Trust		207,650	78,335,962
Vanguard Total Bond Market ETF		281,986	21,222,266

TOTAL EXCHANGE-TRADED FUNDS (cost $374,386,029)			320,966,321

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)		7,644	504,308
Volkswagen AG (Germany) (PRFC)		9,120	1,220,750

			1,725,058

Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)		6,825	2,390,002

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)		41,500	177,548

TOTAL PREFERRED STOCKS (cost $5,457,494)			4,292,608

		Units

RIGHTS* — 0.0%
Interactive Media & Services
carsales.com Ltd. (Australia), expiring 07/15/22		4,218	1,658

(cost $0)
Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 5.4%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24	89	89,007
Series 2019-02, Class C
2.740%	04/18/25	165	163,946
Series 2021-01, Class A2
0.280%	06/18/24	40	39,788
Chesapeake Funding II LLC (Canada),
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	605	591,430

SEE NOTES TO FINANCIAL STATEMENTS.
A89

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		867	$830,023
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24		219	219,657
Series 2021-01A, Class B
0.500%	02/18/25		517	515,106
Series 2021-03A, Class D
1.550%	06/15/27		1,000	936,118
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25		347	345,701
Series 2021-01, Class A, 144A
0.310%	06/16/25		603	596,705
Ford Auto Securitization Trust,
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	359,769
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		160	143,134
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25		454	438,223
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24		243	241,195
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		210	203,502
Series 2021-03, Class D, 144A
1.009%	02/26/29		198	189,361
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25		389	388,583
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		430	419,803
Santander Drive Auto Receivables Trust,
Series 2021-01, Class D
1.130%	11/16/26		345	330,544
Series 2021-02, Class D
1.350%	07/15/27		290	272,013
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25		795	792,540
Series 2020-03A, Class A2, 144A
0.560%	05/15/24		133	132,350
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25		362	357,546
Series 2021-02A, Class B, 144A
0.620%	07/15/26		337	324,772
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
1.892%(c)	08/20/29		1,570	1,556,729

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	$275,895

				10,753,440

Collateralized Debt Obligation — 0.0%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
2.229%(c)	01/15/37		1,200	1,163,923

Collateralized Loan Obligations — 5.1%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.453%(c)	04/20/32		4,395	4,318,681
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.284%(c)	10/25/33		2,080	2,019,560
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	07/15/31		1,465	1,433,127
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.273%(c)	10/20/34		7,500	7,210,204
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	2,418	2,442,784
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	8,063	8,147,378
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.784%(c)	07/25/34		1,491	1,407,520
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	10/17/32		11,595	11,290,062
Series 2022-01A, Class A1, 144A, 3 Month Term SOFR + 1.320% (Cap N/A, Floor 1.320%)
2.219%(c)	04/18/35		15,000	14,414,860
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.183%(c)	01/20/32		10,000	9,789,174
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.054%(c)	10/15/33		810	791,723
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.313%(c)	01/20/34		10,450	10,143,461

SEE NOTES TO FINANCIAL STATEMENTS.
A90

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.514%(c)	05/17/31		1,465	$1,431,988
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.214%(c)	10/15/34		22,225	21,447,494
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.598%(c)	08/20/32		21,750	21,190,064
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	2,930	3,005,866
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	12,510	12,527,204
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
1.348%(c)	01/25/33		15,000	14,569,935
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	01/20/35		6,340	6,085,160
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	07/20/34		3,519	3,387,263
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.044%(c)	04/18/31		972	950,082
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.103%(c)	04/20/31		2,054	2,009,274
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	07/15/34		3,811	3,671,693
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	10,350	10,514,361
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	07/15/29		703	696,036
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.164%(c)	07/15/31		2,930	2,872,857
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34		15,000	14,426,824

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.284%(c)	04/15/33		1,297	$1,265,586
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.349%(c)	10/29/29		334	330,021
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.054%(c)	04/15/31		4,395	4,298,422
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	04/15/34		2,930	2,825,647
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	10/20/31		2,346	2,299,400
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
2.455%(c)	04/15/33		2,930	2,864,793
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.900%(c)	04/25/34	EUR	1,465	1,469,661
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.363%(c)	02/05/31		382	374,940
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	10/19/28		1,214	1,201,608
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
2.158%(c)	04/21/31		1,621	1,588,199
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	3,519	3,588,126
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.334%(c)	04/25/30		697	687,554
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34		12,080	11,615,726
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.064%(c)	10/17/31		2,655	2,594,905
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.233%(c)	10/20/34		22,750	21,856,187

SEE NOTES TO FINANCIAL STATEMENTS.
A91

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.124%(c)	10/15/32	2,770	$2,686,602
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.794%(c)	04/15/29	1,749	1,718,581
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.304%(c)	04/25/32	2,054	2,007,521
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.844%(c)	01/18/28	1,021	1,009,799
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34	21,750	20,936,174
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.011%(c)	10/12/30	2,346	2,307,243
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.164%(c)	07/15/31	2,930	2,873,850
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.371%(c)	10/13/27	318	315,223
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.246%(c)	04/22/30	21,500	21,000,862
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
2.264%(c)	10/15/34	5,000	4,815,261
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.294%(c)	04/26/31	4,427	4,338,564
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.124%(c)	04/17/31	7,222	7,062,383
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.054%(c)	07/17/29	2,425	2,395,536
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.163%(c)	10/20/31	10,000	9,788,106
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.536%(c)	10/30/30	3,556	3,557,327
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.064%(c)	04/15/31	1,365	1,337,143

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.174%(c)	01/17/31		1,173	$1,153,935
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.144%(c)	07/16/31		1,757	1,717,000
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.913%(c)	07/20/34		810	779,089
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.224%(c)	10/15/34		7,500	7,204,516
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.194%(c)	07/15/31		2,930	2,872,180
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.223%(c)	10/20/31		4,395	4,307,759
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	10/20/34		7,500	7,211,867
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.294%(c)	04/25/31		4,395	4,311,092
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.284%(c)	01/26/31		1,173	1,153,116
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.994%(c)	04/15/29		956	944,014
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	01/17/32	EUR	10,500	10,665,622
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.830%(c)	04/25/30	EUR	1,039	1,064,869
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	5,851	6,037,199
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
2.004%(c)	04/16/31		397	388,078
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.419%(c)	10/29/34		6,095	5,863,495

SEE NOTES TO FINANCIAL STATEMENTS.
A92

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.364%(c)	07/25/34	2,930	$2,822,259
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.284%(c)	01/17/30	1,937	1,918,532
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.394%(c)	04/23/32	3,465	3,387,196
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	04/15/33	867	839,313
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.194%(c)	01/17/31	1,627	1,598,716
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	07/17/31	2,566	2,511,701
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
2.233%(c)	07/20/32	3,977	3,863,737
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.314%(c)	07/24/32	21,500	20,867,676
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34	4,295	4,134,090
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.994%(c)	04/15/29	2,203	2,175,344

			438,997,980

Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	557	544,078
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	976	949,953
Series 2022-X01, Class A, 144A
1.750%	02/15/27	410	402,171
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	188	178,273
Series 2022-A, Class A, 144A
1.710%	02/20/35	1,539	1,473,435
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	300	293,727
Series 2021-01A, Class A, 144A
1.900%	11/20/31	255	221,121

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Series 2021-02A, Class C, 144A
3.090%	04/20/32		300	$242,878
Marlette Funding Trust,
Series 2021-01A, Class A, 144A
0.600%	06/16/31		29	28,530
Series 2021-03A, Class A, 144A
0.650%	12/15/31		414	405,371
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	267,145
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		150	149,272
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		155	145,075
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		150	140,482
Series 2021-01, Class C, 144A
1.610%	09/25/30		200	184,682
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	184,348
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		879	846,218

				6,656,759

Credit Cards — 0.0%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
2.340%(c)	11/15/28	GBP	105	127,969

Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		265	249,824

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
2.264%(c)	05/25/34		25	23,350
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
3.124%(c)	03/25/43		14	13,308
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.324%(c)	09/25/34		21	19,870
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
2.264%(c)	08/25/33		23	22,584

				79,112

SEE NOTES TO FINANCIAL STATEMENTS.
A93

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		98	$96,418

Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.424%(c)	06/25/24		590	574,674

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.224%(c)	02/25/34		6	6,107
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
2.404%(c)	10/25/34		17	16,445
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.674%(c)	11/25/34		12	11,436
LSF11 Boson Investments Sarl Compartment 2 (Luxembourg),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
1.637%(c)	11/25/60	EUR	366	375,024
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
3.469%(c)	01/25/35		18	17,429
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
2.564%(c)	09/25/34		53	51,434

				477,875

Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		28	28,009
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		166	162,312
Series 2019-D, Class 1PT, 144A
3.018%(cc)	01/16/46		266	258,858
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		240	231,191
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		125	120,163
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		215	206,147

				1,006,680

TOTAL ASSET-BACKED SECURITIES (cost $481,610,856)				460,184,654

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS — 0.1%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%
5.392%(c)	04/21/28	1,174	$1,084,245

Chemicals — 0.0%
Alpha BV (United Kingdom),
Initial Dollar Term Loan, 1 Month LIBOR + 2.500%
4.166%(c)	03/18/28	448	426,850

Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%
5.595%(c)	08/12/28	297	282,588

Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, Term SOFR + 4.000%
5.145%(c)	03/01/29	2,275	2,058,875

Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
4.166%(c)	03/01/24	3,593	3,486,773

Telecommunications — 0.0%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
4.916%(c)	05/27/24	1,318	1,154,146

TOTAL BANK LOANS (cost $9,059,568)			8,493,477

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35	300	284,377
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35	400	376,057
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	115	111,016
Series 2018-BN13, Class A4
3.953%	08/15/61	430	422,794
Series 2019-BN20, Class A2
2.758%	09/15/62	556	506,122
Series 2019-BN24, Class A3
2.960%	11/15/62	190	173,696
Series 2021-BN34, Class A5
2.438%	06/15/63	230	198,159
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	385	348,175
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.474%(c)	09/15/38	1,200	1,142,292
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.024%(c)	09/15/38	300	284,754
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
3.674%(c)	09/15/38	600	564,206

SEE NOTES TO FINANCIAL STATEMENTS.
A94

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		1,070	$954,080
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		345	326,241
Series 2019-CD08, Class A3
2.657%	08/15/57		960	851,264
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		381	359,354
Series 2016-C07, Class A2
3.585%	12/10/54		346	335,690
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46		260	259,785
Series 2015-GC31, Class A3
3.497%	06/10/48		788	766,302
Series 2017-C04, Class A3
3.209%	10/12/50		375	356,301
Series 2019-GC41, Class A4
2.620%	08/10/56		385	345,045
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46		250	248,628
Series 2014-CR20, Class A3
3.326%	11/10/47		1,869	1,832,540
Series 2014-UBS04, Class A3
3.430%	08/10/47		87	86,875
Series 2014-UBS06, Class A4
3.378%	12/10/47		287	280,590
Series 2015-DC01, Class A4
3.078%	02/10/48		1,850	1,802,434
Series 2015-LC21, Class A3
3.445%	07/10/48		673	654,339
Series 2015-LC23, Class A3
3.521%	10/10/48		520	507,459
Series 2016-COR01, Class A3
2.826%	10/10/49		450	423,594
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		130	122,864
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		1,510	1,466,305
Series 2017-CX10, Class A4
3.191%	11/15/50		295	280,403
Series 2018-CX12, Class A3
3.959%	08/15/51		270	263,406
Series 2019-C17, Class A4
2.763%	09/15/52		145	129,713
Deco DAC (Ireland),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
2.570%(c)	08/07/30	GBP	1,515	1,778,292
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		430	407,478

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	195	$170,619
FHLMC Multifamily Structured Pass-Through Certificates,
Series K024, Class X1, IO
0.878%(cc)	09/25/22	1,074	581
Series K025, Class X1, IO
0.877%(cc)	10/25/22	2,190	2,772
Series K040, Class X1, IO
0.837%(cc)	09/25/24	162	1,990
Series K052, Class X1, IO
0.775%(cc)	11/25/25	13,192	239,378
Series K055, Class X1, IO
1.484%(cc)	03/25/26	3,115	129,347
Series K097, Class X1, IO
1.218%(cc)	07/25/29	1,581	101,253
Series K131, Class X1, IO
0.831%(cc)	07/25/31	15,489	820,675
Series K736, Class X1, IO
1.432%(cc)	07/25/26	231	9,431
Series K741, Class X1, IO
0.657%(cc)	12/25/27	215	5,723
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
3.424%(c)	10/15/36	350	326,394
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
4.874%(c)	10/15/36	580	537,223
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	208	202,520
Series 2019-GC42, Class A3
2.749%	09/01/52	850	764,973
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	837	822,769
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
3.964%(c)	06/15/38	1,150	1,045,007
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
4.714%(c)	06/15/38	1,035	938,545
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
3.679%(c)	03/15/39	400	392,218
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
4.129%(c)	03/15/39	1,100	1,077,909
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	119	118,002
Series 2013-C09, Class A3
2.834%	05/15/46	402	397,244

SEE NOTES TO FINANCIAL STATEMENTS.
A95

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49			190	$184,903
Series 2019-H07, Class A3
3.005%	07/15/52			65	59,418
Series 2021-L05, Class A4
2.728%	05/15/54			155	136,093
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
3.272%(c)	10/15/36			2,850	2,560,631
Taurus UK DAC (Ireland),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
2.708%(c)	08/17/31		GBP	1,814	2,022,806
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51			440	428,556
Series 2019-C16, Class A3
3.344%	04/15/52			385	356,265
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A3
2.971%	04/10/46			436	431,985
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50			107	104,516
Series 2015-LC20, Class A4
2.925%	04/15/50			1,850	1,786,516
Series 2017-C38, Class A4
3.190%	07/15/50			355	338,604
Series 2017-C41, Class A3
3.210%	11/15/50			575	543,186
Series 2019-C49, Class A3
3.749%	03/15/52			505	496,257
Series 2019-C52, Class A4
2.643%	08/15/52			245	221,009
Series 2021-C59, Class A5
2.626%	04/15/54			140	121,814

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $41,340,298)					37,147,762

CORPORATE BONDS — 4.8%
Aerospace & Defense — 0.1%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32		EUR	240	241,357
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26			352	317,671
3.625%	02/01/31			1,480	1,280,916
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26	(a)		180	146,851
7.500%	03/15/25	(a)		625	564,962
7.875%	04/15/27	(a)		4,791	3,987,642

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32			395	$389,696
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40			296	299,922
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32			285	241,425

					7,470,442

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31		EUR	1,062	979,250
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25			830	814,027
Gtd. Notes, EMTN
1.250%	03/13/27		EUR	1,385	1,290,977
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29			3,150	2,622,744

					5,706,998

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26			100	92,131
5.750%	04/20/29			115	98,187
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27			925	933,191
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26			1,955	1,733,930
4.625%	04/15/29			465	394,318

					3,251,757

Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26			30	27,808
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31			260	213,093
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	(a)		2,570	2,408,538

					2,649,439

Auto Manufacturers — 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32			1,000	747,480
4.750%	01/15/43			470	335,025

SEE NOTES TO FINANCIAL STATEMENTS.
A96

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22			1,990	$1,987,844
4.000%	11/13/30			500	405,371
4.250%	09/20/22			200	200,088
4.375%	08/06/23			200	198,136
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23			592	597,610
6.250%	10/02/43			765	729,430
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31			323	250,877
3.100%	01/12/32			15	12,055
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
2.125%	04/24/25			380	358,802
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30			925	818,286
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24		EUR	1,645	1,691,872
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31			275	218,289
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	06/30/25			340	341,658
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24		EUR	800	821,511
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29	(oo)	EUR	1,200	1,048,625
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27		EUR	2,475	2,250,392

					13,013,351

Auto Parts & Equipment — 0.0%
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26			1,715	822,693
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25			145	139,404
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	(a)		540	421,632
4.500%	02/15/32			450	333,768
5.625%	06/15/28	(a)		650	562,211

					2,279,708

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks — 0.9%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41		EUR	700	$499,499
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30		CNH	17,500	2,699,700
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28			400	382,263
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)		1,295	1,097,701
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27	(oo)		950	787,775
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32			810	668,363
2.972%(ff)	02/04/33			10	8,524
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30			535	467,945
3.194%(ff)	07/23/30			917	820,217
3.970%(ff)	03/05/29			1,995	1,903,564
4.271%(ff)	07/23/29			188	180,796
Sub. Notes
2.482%(ff)	09/21/36			240	186,637
Sub. Notes, MTN
4.000%	01/22/25			1,200	1,194,977
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
3.450%	04/11/25			365	360,093
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
0.577%(ff)	08/09/29		EUR	200	170,975
1.106%(ff)	05/12/32		EUR	100	80,848
2.667%(ff)	03/10/32			687	554,041
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27		GBP	200	215,576
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28			425	362,773
2.159%(ff)	09/15/29			475	397,871
2.591%(ff)	01/20/28			960	864,516
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30		EUR	500	428,039
2.125%(ff)	01/23/27		EUR	1,400	1,411,994
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26			1,178	1,055,825
2.045%(ff)	10/19/27			790	697,043
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25		EUR	300	307,347
1.125%	08/05/22		EUR	400	419,751
China Development Bank (China),
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25		CNH	1,270	190,549
Unsec’d. Notes
4.200%	01/19/27		CNH	1,000	155,374

SEE NOTES TO FINANCIAL STATEMENTS.
A97

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		605	$502,247
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		160	132,168
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	527,650
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33		230	195,362
3.980%(ff)	03/20/30		118	110,411
4.075%(ff)	04/23/29		3,030	2,882,831
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		420	389,229
Sub. Notes
4.400%	06/10/25		1,200	1,199,222
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.010%	07/02/30	EUR	600	533,474
0.125%	12/01/31	EUR	3,000	2,589,450
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	257,977
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	900	792,306
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	495	335,906
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,620	1,653,495
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		620	536,408
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,400	1,299,055
Sub. Notes
3.742%(ff)	01/07/33		4,040	2,986,890
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	146,133
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	940	559,439
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	600	406,459
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25	CNH	2,200	323,218
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)		130	121,652
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		560	459,372
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		925	811,884
1.948%(ff)	10/21/27		215	190,388
1.992%(ff)	01/27/32		1,465	1,158,371
2.650%(ff)	10/21/32		365	300,897

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.102%(ff)	02/24/33		440	$376,271
3.375%	03/27/25	EUR	1,378	1,465,959
3.800%	03/15/30		300	277,908
3.850%	01/26/27		689	666,573
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26		540	495,364
3.000%(ff)	07/22/28	GBP	1,385	1,571,959
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	800	696,668
0.250%(ff)	02/01/30	EUR	200	168,555
3.869%(ff)	03/28/26		410	402,136
4.017%(ff)	03/28/28		585	558,264
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,295	1,098,177
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	700	782,936
2.069%(ff)	06/01/29		3,345	2,876,495
2.545%(ff)	11/08/32		650	540,070
2.580%(ff)	04/22/32		182	153,245
3.702%(ff)	05/06/30		311	289,615
4.452%(ff)	12/05/29		389	378,679
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,086	1,115,217
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,215	1,014,273
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	594,760
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	862,353
3.620%(ff)	04/17/25		455	449,538
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		100	62,849
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		910	788,915
4.431%(ff)	01/23/30		1	971
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		325	278,615
3.622%(ff)	04/01/31		809	743,813
Sub. Notes
2.484%(ff)	09/16/36		550	422,911
NatWest Group PLC (United Kingdom),
Sub. Notes
3.622%(ff)	08/14/30	GBP	900	1,028,832
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	5,186	5,082,160
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
1.625%	09/22/25		250	231,680
3.800%	06/17/25	CNH	1,000	147,104

SEE NOTES TO FINANCIAL STATEMENTS.
A98

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	$304,714
Shinhan Bank Co. Ltd. (South Korea),
Sub. Notes, 144A, MTN
4.375%	04/13/32		200	193,703
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		200	159,813
3.337%(ff)	01/21/33		300	245,655
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,400	1,284,037
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.450%	01/10/25(a)		425	402,417
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		1,350	1,040,723
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
0.625%	02/24/33	EUR	200	154,025
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		855	695,874
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28	EUR	1,078	954,515
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,665	1,493,794
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	439	440,337
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30		825	725,579

				73,690,521

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		930	892,726
4.900%	02/01/46		420	396,131
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48		210	184,703
4.600%	06/01/60		150	131,508
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
2.750%	01/22/30		178	159,760

				1,764,828

Biotechnology — 0.0%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		70	51,353

Building Materials — 0.1%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		1,132	1,027,562

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		8	$6,535
3.200%	07/15/51		170	120,243
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30(a)		250	196,972
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,570	2,197,312
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,400	1,107,342
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		60	52,942
6.500%	03/15/27		355	344,978

				5,053,886

Chemicals — 0.0%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	2,100	1,798,551
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		250	224,375
5.375%	03/15/44		270	251,801
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		30	21,433
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		35	29,208
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		101	81,112

				2,406,480

Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,200	873,917
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,370	1,125,347
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	408,079
4.250%	09/25/30	GBP	500	601,145
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		450	359,219
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	140	110,768
5.750%	07/15/27	EUR	240	197,434

SEE NOTES TO FINANCIAL STATEMENTS.
A99

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	(a)	EUR	3,510	$2,560,172
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50			284	208,722
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29			300	273,120
3.700%	03/01/52			200	170,977
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27			480	449,563
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32			1,330	1,093,664
3.875%	02/15/31			116	97,980
4.875%	01/15/28			825	781,130
5.250%	01/15/30			2,590	2,403,904

					11,715,141

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61			195	139,581

Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27			255	244,023
3.625%	03/24/32			550	507,498
4.000%	03/24/52			275	237,045

					988,566

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28			2,075	1,676,959

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26			330	287,282
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24			228	218,542
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27		EUR	3,502	3,549,195
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27		EUR	3,107	3,031,211
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50			203	148,114
4.600%	03/15/33			205	203,785
4.950%	06/15/52			120	118,072
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31			586	450,999

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	02/15/27		GBP	3,150	$3,328,038
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40			202	139,333
3.250%	04/28/50			211	153,887
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	(a)		2,840	2,467,466
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.999%	01/22/32			1,000	812,015
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32			1,840	1,796,712
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26			3,045	2,838,543
8.250%	10/01/23			1,000	1,000,373
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25		EUR	3,103	3,155,652
Gtd. Notes, 144A
1.250%	09/27/30			2,340	1,953,083
1.850%	05/03/32		EUR	1,456	1,441,473
2.000%	04/16/31			3,431	3,016,854
Gtd. Notes, EMTN
0.100%	05/19/28		EUR	3,437	3,220,623
0.900%	05/20/41		EUR	1,026	786,053
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29			665	492,100
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28		EUR	400	350,811
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
1.625%	10/26/28			2,007	1,804,523
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27		EUR	800	800,929
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29		EUR	140	141,988

					37,707,656

Electric — 0.4%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52			25	24,239
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28		EUR	1,200	1,022,847
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30		EUR	1,155	958,824

SEE NOTES TO FINANCIAL STATEMENTS.
A100

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31			666	$542,306
4.500%	02/15/28			1,346	1,225,110
5.250%	06/01/26			199	190,294
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29			50	41,533
5.000%	02/01/31	(a)		641	528,541
5.125%	03/15/28	(a)		3,201	2,838,725
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36			948	832,629
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51			55	41,797
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28			687	676,991
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30			251	229,535
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30		EUR	880	731,576
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24	(oo)	EUR	900	889,656
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28			1,000	902,195
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46			417	376,292
5.100%	06/15/45			235	231,837
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32			240	215,053
4.100%	03/15/52			100	85,794
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44			75	69,536
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26	(oo)	EUR	900	824,858
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23			515	527,421
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27			700	780,702
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28		EUR	265	229,283
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50			194	129,305
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29			217	191,804

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32			76	$64,981
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28			1,365	1,254,732
Gtd. Notes, 144A
3.375%	02/15/29			170	137,393
3.625%	02/15/31			1,569	1,234,674
3.875%	02/15/32			80	63,511
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27		EUR	900	874,456
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31		CAD	500	270,128
Pacific Gas & Electric Co.,
Sr. Sec’d. Notes
3.250%	06/01/31			245	197,349
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31		EUR	500	396,443
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25		EUR	200	204,548
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31			275	230,205
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28			1,015	888,230
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25			285	278,489
3.700%	04/01/29			20	18,809
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, EMTN
1.625%	08/05/30			500	418,378
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50			44	29,536
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(oo)		1,050	955,500
8.000%(ff)	10/15/26	(oo)		3,425	3,286,685
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27			5,590	5,066,910
5.500%	09/01/26			20	18,872
5.625%	02/15/27			20	18,804
Sr. Sec’d. Notes, 144A
3.550%	07/15/24			460	443,949
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49			319	253,354

					31,944,619

SEE NOTES TO FINANCIAL STATEMENTS.
A101

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31			105	$84,274

Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31		EUR	1,155	926,695
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29		EUR	200	156,225
2.000%	02/15/33		EUR	5,700	3,965,615
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27		EUR	1,385	1,388,427
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30		EUR	713	647,731
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32			450	352,936

					7,437,629

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29			600	468,248
Magallanes, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25			425	412,487
3.755%	03/15/27			410	384,782
4.054%	03/15/29			410	375,876
4.279%	03/15/32			140	125,074
5.050%	03/15/42			690	586,804
5.141%	03/15/52			660	554,094
5.391%	03/15/62			100	83,866
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29			75	53,521
5.875%	09/01/31	(a)		1,500	1,040,505
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29			46	36,014
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25	(a)		40	38,912

					4,160,183

Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26			215	187,940
3.500%	02/15/23			250	247,363
3.500%	03/15/29			60	48,532
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27	(a)		850	735,302
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26		GBP	5,275	4,997,739

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
4.500%	02/16/26	GBP	225	$219,237
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	1,933,745
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,407	1,182,948
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		805	764,053
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49		825	729,603
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		775	674,231
4.375%	01/31/32		775	673,950
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	4,900	4,533,225
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	610	609,927
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		5	4,786
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		425	380,768
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		925	759,441
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	188,445

				18,871,235

Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		240	193,849

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		1,100	1,012,718
5.875%	08/20/26		425	398,051
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		374	330,432
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	275	243,375
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	900	710,682

				2,695,258

SEE NOTES TO FINANCIAL STATEMENTS.
A102

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25		EUR	5,760	$5,614,648
Sr. Sec’d. Notes, 144A
2.625%	11/01/25		EUR	319	310,950
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23			400	383,901
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28		EUR	265	233,179
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27		EUR	420	388,970
2.650%	06/01/30			73	63,746
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28		EUR	490	451,995
0.750%	09/18/31		EUR	100	85,034
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29			930	792,802
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	(a)		1,175	976,624
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30		EUR	820	728,885

					10,030,734

Healthcare-Services — 0.2%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31			194	160,044
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30			1,084	925,741
3.910%	10/01/50			211	168,840
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30			2,805	2,186,583
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51			259	209,916
4.550%	05/15/52			100	95,122
4.625%	05/15/42			109	103,466
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25			155	154,702
5.625%	09/01/28			5	4,922
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29		EUR	5,090	4,216,786
Gtd. Notes, 144A
1.750%	03/15/26		EUR	820	756,539
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25			1,715	1,467,814

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.930%	12/13/28		985	$873,207
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28		1,700	1,462,839
Sec’d. Notes, 144A
6.250%	02/01/27		445	411,280
Sr. Sec’d. Notes
4.625%	07/15/24		206	197,928
Sr. Sec’d. Notes, 144A
4.875%	01/01/26		30	27,675
5.125%	11/01/27		2,195	1,983,163
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		253	185,986
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		150	130,832
4.000%	05/15/29		295	292,660
4.200%	05/15/32		85	85,020
4.375%	03/15/42		40	38,413
4.750%	07/15/45		47	47,384
4.750%	05/15/52		55	55,010

				16,241,872

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		2,309	1,976,371
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		1,168	932,743
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		270	225,991
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,235	1,703,694
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	77,388
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,779	1,311,719
5.250%	12/15/27		25	20,597
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		355	327,942
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		2,275	1,888,460

				8,464,905

Insurance — 0.1%
AIA Group Ltd. (Hong Kong),
Sub. Notes, GMTN
0.880%(ff)	09/09/33	EUR	160	136,993

SEE NOTES TO FINANCIAL STATEMENTS.
A103

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes
4.750%	04/01/48			89	$83,303
4.800%	07/10/45			250	232,582
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25	(oo)	EUR	1,385	1,401,948
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43		EUR	708	763,428
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34		EUR	455	409,266
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30	(a)		900	874,775
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25			235	228,654
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31			1,015	878,196
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49			125	99,290
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28			418	367,843
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30		GBP	925	1,081,301
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30			515	424,679
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52		EUR	700	598,131
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51			945	698,245

					8,278,634

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52			100	92,101
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31			830	661,617
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27			220	191,593

					945,311

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Iron/Steel — 0.1%
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23		EUR	4,180	$4,266,409

Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32			1,060	843,575
5.750%	05/01/28			160	152,701
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27			65	61,246
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24			570	538,891
3.500%	08/18/26			195	170,554
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31			740	613,870

					2,380,837

Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	06/17/31			140	118,922
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27		EUR	4,390	3,976,289

					4,095,211

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32			765	619,351
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31			660	541,983
4.250%	01/15/34			1,000	774,139
4.500%	08/15/30			130	108,641
4.500%	06/01/33			395	314,162
4.750%	03/01/30			561	479,832
5.000%	02/01/28			115	105,744
5.125%	05/01/27			440	415,185
5.375%	06/01/29			260	236,890
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41			3	2,112
3.900%	06/01/52			1,270	886,544
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27			230	208,616
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	(a)		1,550	1,038,206
5.750%	01/15/30			1,000	727,515
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29			1,240	1,139,088
5.300%	05/15/49			460	396,428

SEE NOTES TO FINANCIAL STATEMENTS.
A104

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		140	$85,075
5.875%	11/15/24		280	237,418
7.750%	07/01/26		3,045	2,363,304
Paramount Global,
Sr. Unsec’d. Notes
4.750%	05/15/25		138	139,437
4.950%	01/15/31		925	880,870
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		175	125,311
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	2,210	1,765,927

				13,591,778

Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		825	787,014
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		300	262,435
Sr. Unsec’d. Notes, 144A
3.700%	01/30/50		200	149,245
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		200	183,197

				1,381,891

Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	730	704,012
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	242,795
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	164,530
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	1,321	1,175,391

				2,286,728

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		590	526,076

Oil & Gas — 0.3%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		600	567,727
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		250	228,607
8.375%	07/15/26		250	264,267

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26			185	$172,519
9.000%	11/01/27			40	50,894
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34		EUR	470	364,466
3.625%(ff)	03/22/29	(oo)	EUR	925	812,551
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32			50	41,412
3.750%	02/15/52			35	26,621
5.250%	06/15/37			1,015	988,990
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29			630	593,996
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25			130	135,408
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26			1,295	1,263,941
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28			225	214,316
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24			100	95,038
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23		CHF	2,400	1,131,305
2.500%	03/21/26		EUR	1,000	288,186
4.250%	04/06/24		GBP	500	182,595
4.950%	07/19/22			600	450,000
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22			460	345,000
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27			486	473,977
7.300%	08/15/31			115	128,696
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29			145	126,556
6.000%	04/15/30			575	506,275
6.000%	02/01/31			145	125,515
6.250%	04/15/32			750	655,704
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31			925	768,754
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29			45	41,144
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25			50	49,757
6.450%	09/15/36			5	5,208
6.625%	09/01/30			415	427,540

SEE NOTES TO FINANCIAL STATEMENTS.
A105

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.950%	07/01/24			390	$402,405
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34		GBP	1,345	1,503,876
Gtd. Notes, EMTN
6.250%	12/14/26		GBP	105	124,276
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28		EUR	3,200	2,660,552
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32			200	170,513
Qatar Energy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41			250	196,245
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25			1,975	1,928,348
5.000%	03/15/23			265	263,026
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31			830	703,591
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30			400	340,291
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41			50	38,692
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes
2.300%	01/08/31			500	437,646
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27	(oo)	EUR	925	773,035
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29		EUR	700	546,501
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31		EUR	500	418,533

					22,034,495

Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28		EUR	145	120,152
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29		EUR	105	81,932
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28			350	297,560
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	(a)		750	640,777

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28		EUR	6,200	$5,328,710

					6,469,131

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39			298	265,585
4.250%	11/21/49			286	253,502
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27			300	210,416
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28			125	66,603
5.000%	02/15/29			646	335,587
5.250%	01/30/30			2,505	1,304,208
5.250%	02/15/31			466	239,287
6.250%	02/15/29			2,930	1,564,113
7.250%	05/30/29			1,230	667,487
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42			245	214,919
3.700%	03/15/52			90	77,738
3.900%	03/15/62			30	25,808
4.250%	10/26/49			97	91,143
CVS Health Corp.,
Sr. Unsec’d. Notes
4.125%	04/01/40			45	39,274
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28			225	199,113
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46			1,085	874,104

					6,428,887

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29			1,700	1,524,566
7.875%	05/15/26			500	499,523
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36			270	230,488
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)		935	804,113
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26	(a)(oo)		965	859,936
Sr. Unsec’d. Notes
5.400%	10/01/47			740	650,748
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30			175	153,359
3.125%	07/31/29			389	350,239

SEE NOTES TO FINANCIAL STATEMENTS.
A106

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
3.300%	02/15/53			45	$32,809
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34			384	326,679
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22			162	161,755
4.125%	03/01/27			381	368,732
5.200%	03/01/47			460	416,042
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49			1,015	813,390
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.150%	06/01/42			645	537,024
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30			621	519,604
7.500%	10/01/25			335	325,423
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29			40	35,069
4.125%	08/15/31			40	34,355
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.600%	02/01/25			45	41,623
4.550%	02/01/30	(a)		745	644,904
5.300%	03/01/48			45	36,292
5.450%	04/01/44			245	203,442
5.750%	02/01/50			25	20,198
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30			745	670,897
3.750%	06/15/27			214	204,645
4.500%	11/15/23			3	3,019
4.550%	06/24/24			437	441,068

					10,909,942

Real Estate — 0.1%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25		EUR	1,400	1,359,324
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29		EUR	1,155	762,500
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25		EUR	1,385	1,355,046
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28			2,605	2,183,119
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27		EUR	1,385	1,256,570
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31			200	170,322

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.200%	08/14/27	CNH	7,000	$1,001,633
Sr. Unsec’d. Notes, EMTN
3.160%	01/25/28	CNH	2,000	283,166
Vonovia SE (Germany),
Sr. Unsec’d. Notes
1.875%	06/28/28	EUR	400	367,345

				8,739,025

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	381	348,423
3.000%	06/15/23		2,175	2,152,264
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		70	55,045
4.125%	05/15/29		1,200	1,116,671
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	1,385	1,226,125
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	340,283
Sr. Unsec’d. Notes
4.750%	02/15/28		2,184	1,609,905
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		740	641,509
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		355	313,187
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28		470	406,878
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	1,965	1,949,242
4.625%	08/01/29		365	322,245
5.000%	10/15/27		25	22,924
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	828,898
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		3,175	3,063,773
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		800	756,457
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		60	56,377
4.125%	08/15/30		10	8,617
4.250%	12/01/26		30	27,539
4.500%	09/01/26		130	119,775
4.500%	01/15/28		435	395,113

SEE NOTES TO FINANCIAL STATEMENTS.
A107

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.625%	06/15/25			70	$66,699
5.625%	05/01/24			5	4,941
5.750%	02/01/27			5	4,768
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29			665	628,533
4.800%	11/20/28		GBP	925	1,166,026

					17,632,217

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28			659	573,231
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25		EUR	674	628,892
Sr. Sec’d. Notes, 144A
6.250%	10/30/25		EUR	6,095	5,725,440
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29			425	298,829
3.875%	10/01/31	(a)		425	295,528
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32			370	345,121
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31			150	127,517

					7,994,558

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28			354	301,541
2.600%	02/15/33			1,385	1,068,053
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23			1,450	1,450,279

					2,819,873

Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62			208	161,977
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31			205	168,907
3.600%	04/01/50			203	141,677
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27			325	311,358

					783,919

Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27			505	465,327

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30			483	$432,225
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28		EUR	857	842,998
1.700%	03/25/26			720	658,488
3.500%	06/01/41			175	139,877
3.500%	09/15/53			245	185,800
3.550%	09/15/55			995	745,666
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	(a)		330	285,454
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32			300	241,066
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26		EUR	1,950	1,821,184
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23			2,450	2,407,967
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31			200	174,018
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25	(oo)	EUR	900	880,792
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32		EUR	400	372,030
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32			55	66,293
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22			50	50,356
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25			355	370,592
7.625%	03/01/26			25	26,371
7.875%	09/15/23			1,835	1,895,276
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26			50	45,039
2.625%	02/15/29			380	319,538
2.875%	02/15/31			371	307,977
4.750%	02/01/28			35	33,738
Sr. Sec’d. Notes
3.875%	04/15/30			1,385	1,293,078
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32		EUR	514	436,563
1.125%	09/19/35		EUR	200	160,285
2.550%	03/21/31			400	342,085
2.650%	11/20/40			80	58,666

SEE NOTES TO FINANCIAL STATEMENTS.
A108

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31		EUR	5,875	$4,740,664

					19,799,413

Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.450%	12/02/31			95	81,504
3.000%	12/02/41			50	39,296
3.100%	12/02/51			20	14,735
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30		EUR	1,000	1,253,815
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23		CHF	850	827,126
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29		EUR	500	433,814
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36		EUR	454	444,000
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	(d)	GBP	800	48,692
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52			130	96,104

					3,239,086

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23			324	322,947

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30			238	213,501
3.250%	06/01/51			146	113,633
3.450%	05/01/50			37	29,470

					356,604

TOTAL CORPORATE BONDS (cost $519,596,023)					414,974,196

MUNICIPAL BONDS — 0.0%
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31			300	335,583
6.548%	05/15/48			160	197,816
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27			485	433,363

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	470	$392,798

			1,359,560

New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	160	179,639

North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.984%(c)	07/25/36	204	202,052

Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Subseries C
0.000%	11/01/43	750	372,889

TOTAL MUNICIPAL BONDS (cost $2,413,140)			2,114,140

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Bellemeade Re Ltd. (Bermuda),
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
5.324%(c)	10/25/30	310	310,803
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.783%(c)	09/12/26^	561	557,773
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
7.176%(c)	03/25/42	130	126,957
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
6.176%(c)	03/25/42	100	93,243
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.424%(c)	04/25/29	295	292,180
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
4.376%(c)	04/25/34	150	141,116
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
4.024%(c)	05/25/30	290	290,774
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
3.874%(c)	07/25/30	594	594,336
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
3.774%(c)	10/25/30	72	71,914
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
4.226%(c)	11/25/41	140	119,739

SEE NOTES TO FINANCIAL STATEMENTS.
A109

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.926%(c)	11/25/41	90	$80,323
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.926%(c)	11/25/50	985	927,629
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
4.576%(c)	11/25/41	140	119,756
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
3.726%(c)	10/25/50	79	78,931
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
4.326%(c)	10/25/41	410	350,715
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
4.076%(c)	12/25/33	145	114,091
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
4.276%(c)	09/25/41	230	193,015
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	09/25/41	430	375,829
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
4.676%(c)	12/25/41	90	74,292
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
3.276%(c)	12/25/41	200	172,578
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
3.826%(c)	04/25/42	660	620,418
Freddie Mac REMICS,
Series 4194, Class BI, IO
3.500%	04/15/43	76	12,027
Series 4910, Class MI, IO
4.000%	08/25/49	108	19,990
Series 5020, Class IH, IO
3.000%	08/25/50	477	73,255
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	1,102	1,051,037
Home Re Ltd. (Bermuda),
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
4.874%(c)	10/25/30	34	33,896
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
2.526%(c)	04/25/34	600	584,385
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
3.826%(c)	04/25/34	200	186,513

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
5.467%(c)	12/25/22		88	$87,188
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.624%(c)	10/25/59		40	39,254

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,340,744)				7,793,957

SOVEREIGN BONDS — 2.8%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	897,049
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	326	195,860
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	474	281,412
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,153	1,398,894
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	1,691	1,061,466
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	921	409,758
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	3,698	2,284,271
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	235	266,165
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	420,421
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,738	3,667,638
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	35	22,542
Bundesobligation (Germany),
Bonds, Series 184
0.000%	10/09/26	EUR	1,400	1,409,005
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	2,009	1,873,174
0.000%	05/15/36	EUR	192	162,591
Bonds, Series G
0.000%	08/15/50	EUR	828	558,006
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,100	3,225,402
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	575	424,811

SEE NOTES TO FINANCIAL STATEMENTS.
A110

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	2,355	$1,743,178
0.250%	03/01/26	CAD	2,527	1,772,587
2.000%	12/01/51	CAD	1,509	916,412
4.000%	06/01/41	CAD	254	219,237
Bonds, Series 0001
1.250%	06/01/30	CAD	328	220,335
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		300	245,076
2.750%	01/31/27		200	186,903
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	1,963,452
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,400	1,151,612
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,130	4,096,368
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	200	164,601
1.500%	06/17/31	EUR	1,500	1,345,835
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,895	2,089,527
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	15,520	564,931
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	2,226	429,089
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.500%	04/15/30	EUR	1,081	1,270,270
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	565	567,418
0.400%	01/26/26	EUR	520	526,647
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	1,078	966,277
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	360	366,970
0.000%	12/15/26	EUR	730	716,104
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	1,383	1,380,384
0.000%	04/22/31	EUR	285	251,613
0.000%	07/04/35	EUR	920	719,457
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
4.150%	06/18/27	CNH	1,000	155,516
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	299	223,452

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
0.875%	09/15/25	EUR	494	$515,550
French Republic Government Bond OAT (France),
Bonds
0.000%	03/25/23	EUR	2,229	2,333,340
0.000%	02/25/26	EUR	182	182,953
0.000%	02/25/27	EUR	2,676	2,640,249
0.000%	11/25/31	EUR	5,066	4,473,947
0.750%	05/25/52	EUR	1,323	887,729
4.500%	04/25/41	EUR	806	1,114,886
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	972	1,068,231
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	118	100,456
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	7,000	5,840,813
1.875%	01/24/52	EUR	2,712	1,736,085
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	140,099
Hungary Government Bond (Hungary),
Bonds, Series 30-A
3.000%	08/21/30	HUF	89,750	167,399
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	2,580	2,064,594
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	199,461
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,580	2,387,518
1.100%	03/12/33	EUR	1,035	770,086
1.750%	04/24/25	EUR	1,035	1,047,916
3.050%	03/12/51		400	303,734
3.375%	07/30/25	EUR	215	226,436
3.550%	03/31/32		200	181,402
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	2,775	2,849,900
3.850%	07/18/27		500	489,849
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	21,081,000	1,350,480
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.100%	05/15/29	EUR	597	607,613
1.500%	05/15/50	EUR	132	111,127
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	500	744,221
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	2,736	770,101
Bonds, Series 0330
1.000%	03/31/30	ILS	255	64,987
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	1,173	1,207,056
0.000%	08/15/24	EUR	1,381	1,403,818

SEE NOTES TO FINANCIAL STATEMENTS.
A111

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
0.000%	04/01/26	EUR	5,384	$5,208,110
0.950%	09/15/27	EUR	5,000	4,859,206
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	9,305	7,792,840
0.950%	12/01/31	EUR	2,266	1,945,169
0.950%	03/01/37	EUR	620	466,692
1.500%	04/30/45	EUR	345	250,520
1.700%	09/01/51	EUR	422	297,803
3.100%	03/01/40	EUR	1,148	1,141,191
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	227,350	1,294,508
Japan Government Ten Year Bond (Japan),
Bonds, Series 325
0.800%	09/20/22	JPY	1,031,950	7,621,673
Bonds, Series 337
0.300%	12/20/24	JPY	1,550,550	11,531,640
Bonds, Series 354
0.100%	03/20/29	JPY	575,850	4,232,198
Bonds, Series 361
0.100%	12/20/30	JPY	556,100	4,049,267
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	318,800	2,925,431
Bonds, Series 38
1.800%	03/20/43	JPY	68,050	584,451
Bonds, Series 51
0.300%	06/20/46	JPY	312,950	1,944,092
Bonds, Series 56
0.800%	09/20/47	JPY	429,050	2,960,276
Bonds, Series 65
0.400%	12/20/49	JPY	106,600	646,599
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	167,300	1,407,407
Bonds, Series 157
0.200%	06/20/36	JPY	502,550	3,518,168
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	670	508,530
1.550%	11/09/23	EUR	1,790	1,848,340
2.375%	11/09/28	EUR	1,135	1,078,114
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	382	503,134
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	544	531,216
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	1,268	1,131,756
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	355	275,257
Korea Treasury Bond (South Korea),
Bonds, Series 3112
2.375%	12/10/31	KRW	1,520,590	1,053,401
Bonds, Series 4009
1.500%	09/10/40	KRW	880,360	493,320
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	931,590	685,552

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	2,714,770	$1,919,391
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,083,960	730,614
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	1,366,990	754,227
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	7,127	1,579,654
Mexican Bonos (Mexico),
Bonds, Series M20
7.500%	06/03/27	MXN	14,817	688,695
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	17,420	850,409
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,065	1,674,538
2.250%	08/12/36	EUR	500	364,223
2.659%	05/24/31		200	164,407
3.771%	05/24/61		300	194,022
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	695	690,870
0.000%	07/15/31	EUR	421	382,919
0.000%	01/15/38	EUR	2,383	1,852,088
0.000%	01/15/52	EUR	294	177,940
New Zealand Government Bond (New Zealand),
Bonds, Series 0437
2.750%	04/15/37	NZD	490	261,569
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	12,463	6,590,599
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,664	232,094
Sr. Unsec’d. Notes, Series 484, 144A
2.125%	05/18/32	NOK	11,810	1,108,255
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	740	156,006
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,805	1,341,037
2.750%	01/30/26	EUR	1,805	1,844,510
2.783%	01/23/31		153	130,175
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	155	151,060
0.700%	02/03/29	EUR	1,035	901,852
1.200%	04/28/33	EUR	795	623,174
1.750%	04/28/41	EUR	280	198,101
1.950%	01/06/32		200	162,547
3.950%	01/20/40		300	260,244
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	318	271,520
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	655	653,576
1.000%	04/12/52	EUR	4,135	2,585,734

SEE NOTES TO FINANCIAL STATEMENTS.
A112

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29		CAD	810	$593,403
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37		CAD	324	266,643
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26			664	644,251
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26		GBP	4,139	4,526,503
Unsec’d. Notes
3.450%	06/02/45		CAD	1,369	943,052
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	(a)		640	623,855
Unsec’d. Notes
3.000%	09/01/23		CAD	5,938	4,604,461
3.500%	12/01/45		CAD	582	405,671
Province of Saskatchewan (Canada),
Sr. Unsec’d. Notes
3.250%	06/08/27			961	956,178
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50			300	285,824
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43		EUR	528	498,990
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26		EUR	583	599,825
1.850%	05/23/49		EUR	180	173,612
2.400%	05/23/34		EUR	684	748,248
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29			200	176,703
4.000%	10/17/49	(a)		470	387,561
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28		GBP	976	1,323,386
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33			650	682,218
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26		PLN	2,634	489,607
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30		EUR	25	21,398
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35		EUR	30	23,269
Sr. Unsec’d. Notes, EMTN
3.375%	01/28/50		EUR	130	81,199
3.875%	10/29/35		EUR	30	23,269
4.125%	03/11/39		EUR	95	72,193
Unsec’d. Notes, 144A
2.750%	04/14/41		EUR	39	23,932
3.000%	02/27/27			318	280,945

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.375%	03/21/29			2,800	$728,000
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39		EUR	800	642,030
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33			800	665,857
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30		EUR	1,600	1,385,121
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27		EUR	2,840	2,612,034
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27		SGD	1,408	1,044,416
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45		EUR	131	146,666
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24		EUR	2,070	2,130,358
0.000%	01/31/26		EUR	2,953	2,933,886
Sr. Unsec’d. Notes, 144A
0.500%	10/31/31		EUR	473	419,752
0.850%	07/30/37		EUR	931	743,376
1.000%	10/31/50	(k)	EUR	5,200	3,378,922
1.200%	10/31/40		EUR	300	239,779
1.500%	04/30/27		EUR	226	235,071
1.900%	10/31/52		EUR	217	172,678
2.900%	10/31/46		EUR	141	146,993
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48		EUR	681	610,240
States of Guernsey Bond (Guernsey),
Sr. Unsec’d. Notes
3.375%	12/12/46		GBP	200	243,174
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31		SEK	8,555	727,014
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42		CHF	251	273,080
3.250%	06/27/27		CHF	709	841,571
3.500%	04/08/33		CHF	427	554,774
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44		THB	18,117	561,971
Sr. Unsec’d. Notes
4.875%	06/22/29		THB	6,604	211,453
UAE International Government Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	07/07/32			200	200,915
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30		EUR	105	26,408
6.750%	06/20/26	(d)	EUR	5,165	1,366,697

SEE NOTES TO FINANCIAL STATEMENTS.
A113

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	175	$44,014
United Kingdom Gilt (United Kingdom),
Bonds
0.250%	07/31/31	GBP	421	430,572
0.375%	10/22/26	GBP	1,203	1,370,110
0.500%	10/22/61	GBP	527	333,193
0.625%	07/31/35	GBP	1,945	1,866,884
0.875%	10/22/29	GBP	2,248	2,524,201
1.250%	07/31/51	GBP	1,738	1,548,392
1.500%	07/22/47	GBP	783	760,750
2.500%	07/22/65	GBP	202	252,683
4.250%	12/07/46	GBP	678	1,069,157
Unsec’d. Notes
1.125%	01/31/39	GBP	604	590,923

TOTAL SOVEREIGN BONDS (cost $306,952,625)				236,564,974

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		317	263,099
2.000%	12/01/35		857	800,699
2.000%	03/01/51		64	55,700
2.500%	06/01/30		82	80,232
2.500%	07/01/30		40	39,310
2.500%	11/01/35		89	84,914
2.500%	01/01/51		813	737,480
2.500%	08/01/51		194	174,858
2.500%	09/01/51		337	303,850
3.000%	06/01/30		22	21,826
3.000%	09/01/35		72	70,347
3.000%	01/01/37		47	45,919
3.000%	02/01/37		74	72,769
3.000%	05/01/45		84	79,773
3.000%	08/01/46		213	201,740
3.000%	09/01/46		358	339,645
3.000%	02/01/47		143	135,200
3.500%	10/01/30		20	19,813
3.500%	08/01/42		91	89,517
3.500%	01/01/44		93	91,354
3.500%	07/01/45		102	99,529
3.500%	09/01/47		323	316,121
3.500%	11/01/47		598	585,334
3.500%	03/01/48		485	474,757
4.000%	01/01/33		162	165,153
4.000%	06/01/42		44	44,365
4.000%	09/01/44		83	83,200
4.000%	04/01/45		23	22,879
4.000%	05/01/45		61	61,046
4.000%	02/01/46		247	248,903
4.000%	05/01/46		73	74,055
4.000%	01/01/47		100	101,206
4.000%	07/01/52		725	715,770
4.500%	12/01/34		23	23,618
4.500%	03/01/41		109	112,675
4.500%	07/01/41		32	33,303
4.500%	03/01/44		40	41,203
4.500%	12/01/45		79	81,905

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
5.000%	02/01/42	114	$119,549
5.500%	08/01/40	8	8,220
6.250%	07/15/32(k)	455	564,742
6.750%	03/15/31(k)	1,395	1,747,157
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29(k)	401	313,551
Federal National Mortgage Assoc.
1.500%	11/01/41	312	266,838
2.000%	04/01/30	9	8,973
2.000%	07/01/30	48	45,516
2.000%	04/01/31	35	33,769
2.000%	05/01/36	274	257,133
2.000%	09/01/36	695	649,382
2.000%	11/01/36	186	173,889
2.000%	02/01/37	308	289,376
2.000%	06/01/40	134	120,060
2.000%	11/01/40	27	23,886
2.000%	12/01/40	235	210,088
2.000%	11/01/41	1,010	902,980
2.000%	07/01/50	161	140,416
2.000%	02/01/51	517	450,898
2.000%	03/01/51	146	127,782
2.000%	03/01/51	167	146,328
2.000%	03/01/51	196	171,571
2.000%	05/01/51	3,050	2,659,546
2.000%	07/01/51	903	787,580
2.000%	08/01/51	5,474	4,765,973
2.000%	02/01/52	677	588,048
2.500%	05/01/30	9	8,573
2.500%	05/01/30	56	54,924
2.500%	06/01/30	21	20,748
2.500%	07/01/30	45	44,172
2.500%	07/01/30	54	53,417
2.500%	07/01/30	56	55,183
2.500%	07/01/32	184	180,132
2.500%	05/01/36	768	734,395
2.500%	04/01/37	426	391,121
2.500%	04/01/45	10	8,934
2.500%	09/01/46	10	8,920
2.500%	11/01/50	464	421,695
2.500%	07/01/51	1,565	1,410,172
2.500%	09/01/51	827	748,465
2.500%	11/01/51	622	562,754
2.500%	12/01/51	340	306,731
2.500%	12/01/51	399	361,172
2.500%	01/01/52	830	749,842
2.500%	02/01/52	750	676,314
2.500%	04/01/52	222	199,851
2.500%	04/01/52	495	446,227
3.000%	06/01/30	67	66,501
3.000%	07/01/30	9	8,469
3.000%	07/01/30	46	46,271
3.000%	07/01/30	95	94,695
3.000%	09/01/30	49	48,580
3.000%	11/01/30	23	22,930
3.000%	03/01/31	78	77,442
3.000%	06/01/32	124	123,399
3.000%	07/01/33	74	73,324

SEE NOTES TO FINANCIAL STATEMENTS.
A114

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
3.000%	03/01/35	23	$22,112
3.000%	09/01/35	39	37,959
3.000%	02/01/37	38	37,383
3.000%	05/01/45	301	286,144
3.000%	06/01/45	222	211,761
3.000%	07/01/45	63	59,612
3.000%	08/01/45	193	182,940
3.000%	01/01/46	33	31,194
3.000%	04/01/46	303	288,962
3.000%	10/01/46	73	68,944
3.000%	10/01/46	106	100,710
3.000%	11/01/46	275	260,002
3.000%	12/01/46	113	107,833
3.000%	12/01/46	466	440,749
3.000%	12/01/50	729	687,440
3.000%	05/01/51	462	435,896
3.000%	11/01/51	321	299,795
3.000%	06/01/52	424	394,806
3.500%	TBA	10,000	9,603,869
3.500%	12/01/29	34	33,560
3.500%	05/01/30	27	26,812
3.500%	10/01/30	48	48,160
3.500%	01/01/35	9	8,876
3.500%	02/01/36	107	106,331
3.500%	02/01/37	34	34,037
3.500%	06/01/43	205	201,646
3.500%	08/01/47	53	51,667
3.500%	09/01/47	229	224,084
3.500%	09/01/47	307	300,141
3.500%	01/01/48	695	679,985
3.500%	03/01/48	275	269,079
3.500%	04/01/48	457	447,273
3.500%	11/01/48	234	229,171
3.500%	05/01/52	4,355	4,193,185
3.500%	09/01/57	492	479,726
3.500%	05/01/58	193	188,361
4.000%	04/01/35	33	33,411
4.000%	03/01/41	83	83,569
4.000%	11/01/42	108	108,750
4.000%	06/01/44	43	43,061
4.000%	03/01/45	30	30,172
4.000%	01/01/46	91	92,035
4.000%	03/01/46	175	176,003
4.000%	04/01/47	99	99,994
4.000%	12/01/47	244	244,986
4.000%	10/01/48	209	210,087
4.000%	02/01/49	332	332,653
4.500%	03/01/40	8	7,874
4.500%	08/01/40	42	43,106
4.500%	02/01/41	37	37,970
4.500%	06/01/41	106	108,770
4.500%	09/01/41	18	18,354
4.500%	01/01/42	59	60,638
4.500%	01/01/43	57	58,358
4.500%	03/01/44	24	24,957
4.500%	06/01/44	7	7,576
4.500%	06/01/48	87	88,102
4.500%	01/01/51	236	241,199

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
5.000%	05/01/38		60	$63,260
5.500%	07/01/38		30	31,635
5.500%	05/01/39		41	43,862
5.500%	05/01/40		22	23,346
6.000%	02/01/36		25	26,865
6.000%	11/01/38		22	24,489
6.000%	09/01/39		52	57,277
6.000%	06/01/40		31	34,122
6.625%	11/15/30	(k)	665	821,958
7.125%	01/15/30	(k)	50	62,754
Freddie Mac Coupon Strips
1.998%(s)	07/15/32		140	95,069
Government National Mortgage Assoc.
2.000%	11/20/50		379	333,760
2.000%	09/20/51		369	328,419
2.000%	11/20/51		550	489,387
2.500%	01/20/47		47	42,747
2.500%	09/20/51		421	386,647
2.500%	12/20/51		3,746	3,439,955
3.000%	11/20/43		202	193,554
3.000%	01/15/45		29	27,189
3.000%	03/15/45		27	25,137
3.000%	01/20/47		269	258,307
3.000%	06/20/47		411	394,480
3.000%	08/20/47		169	161,601
3.000%	07/20/51		400	377,980
3.000%	10/20/51		185	175,043
3.000%	12/20/51		289	272,542
3.500%	04/15/45		25	24,569
3.500%	07/20/47		910	895,588
3.500%	08/20/47		216	212,176
3.500%	09/20/47		42	41,573
3.500%	11/20/47		34	33,143
3.500%	12/20/47		32	31,066
3.500%	03/20/48		116	114,202
4.000%	03/15/44		59	60,105
4.000%	01/20/46		84	84,208
4.000%	02/20/46		29	29,083
4.000%	03/20/46		132	131,886
4.000%	07/20/47		234	235,879
4.000%	12/20/47		85	85,538
4.500%	10/15/41		32	33,354
4.500%	07/20/44		124	130,059
4.500%	04/20/45		141	148,014
5.000%	06/15/38		18	19,151
5.000%	06/15/39		31	32,383
5.000%	12/15/39		25	26,767
5.000%	10/20/42		8	8,373
5.000%	03/15/44		107	113,171
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30		425	308,662
2.311%(s)	03/15/33		100	66,155

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $70,278,390)				64,859,991

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bonds
1.375%	11/15/40		4,043	2,910,960

SEE NOTES TO FINANCIAL STATEMENTS.
A115

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(continued)
1.750%	08/15/41(h)(k)	33,860	$25,749,472
1.875%	02/15/41	5,100	3,999,516
1.875%	02/15/51	120	90,019
2.000%	11/15/41(h)	34,800	27,633,375
2.000%	08/15/51	6,843	5,289,425
2.250%	05/15/41(k)	26,495	22,098,486
2.250%	02/15/52(a)	250	205,742
2.375%	02/15/42	5,990	5,078,397
2.375%	05/15/51(h)(k)	330	278,592
2.750%	08/15/47	15,200	13,592,125
2.875%	05/15/43	4,570	4,163,698
3.625%	08/15/43	16,980	17,417,766
3.750%	11/15/43	355	371,141
U.S. Treasury Notes
0.125%	02/15/24	7,508	7,172,486
0.250%	11/15/23	1,911	1,841,054
0.250%	03/15/24	5,269	5,030,248
0.250%	09/30/25(k)	3,506	3,202,512
0.750%	08/31/26	11,802	10,741,664
0.875%	06/30/26(k)	9,545	8,761,266
1.250%	08/31/24	6,972	6,716,542
1.250%	06/30/28(k)	2,625	2,361,270
1.250%	08/15/31	9,243	7,956,201
1.375%	12/31/28	175	157,719
1.500%	11/30/24	613	591,258
1.500%	11/30/28(h)(k)	5,580	5,067,337
1.625%	02/15/26	91	86,507
1.625%	10/31/26	946	890,866
1.750%	07/15/22	870	869,966
2.000%	02/15/25	3,258	3,174,259
2.125%	05/31/26	41	39,607
2.375%	03/31/29(k)	1,450	1,388,375
2.625%	12/31/25	168	165,651
2.875%	04/30/29	195	192,745
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	855	516,807
1.961%(s)	11/15/40(k)	8,025	4,267,670
1.963%(s)	08/15/41(h)	10,650	5,414,859
2.015%(s)	11/15/41	55	27,595
2.044%(s)	08/15/42	30	14,541
2.056%(s)	11/15/43	430	199,480
2.056%(s)	02/15/45	80	35,550
2.068%(s)	05/15/43(k)	4,980	2,344,491
2.072%(s)	02/15/43	4,635	2,204,703
2.103%(s)	11/15/44	260	116,177
2.117%(s)	05/15/44(k)	1,665	756,925
2.121%(s)	08/15/44	835	376,892
2.125%(s)	05/15/45	870	384,125
2.125%(s)	08/15/45	320	140,262

TOTAL U.S. TREASURY OBLIGATIONS (cost $252,802,828)			212,086,324

TOTAL LONG-TERM INVESTMENTS (cost $7,677,324,397)			6,951,639,364

			Shares		Value

SHORT-TERM INVESTMENTS — 20.1%

AFFILIATED MUTUAL FUNDS — 18.8%
PGIM Core Ultra Short Bond Fund(wd)				1,497,034,335	$1,497,034,335
PGIM Institutional Money Market Fund (cost $111,091,138; includes $111,001,361 of cash collateral for securities on loan)(b)(wd)				111,182,837	111,082,773

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,608,125,473)					1,608,117,108

Interest Rate	Maturity Date		Principal Amount (000)#

COMMERCIAL PAPER(n) — 0.1%
NRW Bank
1.531%	07/11/22			4,200	4,198,062

(cost $4,198,215)

FOREIGN TREASURY OBLIGATIONS(n) — 0.2%
Japan Treasury Discount Bills, Series 1072
(0.122)%	07/19/22		JPY	847,850	6,249,380
Japan Treasury Discount Bills, Series 1073
(0.113)%	07/25/22		JPY	485,900	3,581,689
Japan Treasury Discount Bills, Series 1086
(0.094)%	09/12/22		JPY	505,750	3,728,666

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $14,443,672)					13,559,735

U.S. TREASURY OBLIGATIONS(n) — 0.9%
U.S. Treasury Bills
1.123%	07/19/22			1,175	1,174,385
1.233%	09/15/22	(h)(k)		78,850	78,585,495

TOTAL U.S. TREASURY OBLIGATIONS (cost $79,819,713)					79,759,880

			Shares

UNAFFILIATED FUND — 0.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)				10,803,566	10,803,566

(cost $10,803,566)

OPTIONS PURCHASED*~ — 0.0% (cost $898,019)					1,768,693

TOTAL SHORT-TERM INVESTMENTS (cost $1,718,288,658)					1,718,207,044

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.2% (cost $9,395,613,055)					8,669,846,408

SEE NOTES TO FINANCIAL STATEMENTS.
A116

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Value

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $721,820)	$(599,938)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.2%
(cost $9,394,891,235)	8,669,246,470
Liabilities in excess of other assets(z) — (1.2)%	(98,833,134)

NET ASSETS — 100.0%	$8,570,413,336

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $557,779 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,723,117; cash collateral of $111,001,361 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CHF	Call	Citibank, N.A.	09/02/22	1.05	—	EUR	167	$7,634
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	07/21/22	0.99	—		1,726	1,168
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	07/14/22	1.01	—	EUR	3,325	2,051
Currency Option USD vs CAD	Put	Bank of America, N.A.	07/05/22	1.22	—		5,444	—
Currency Option USD vs CAD	Put	Citibank, N.A.	07/12/22	1.24	—		5,438	203
Currency Option USD vs JPY	Put	Citibank, N.A.	07/19/22	134.00	—		1,686	11,703
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	09/29/22	115.00	—		362	3,086
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/10/22	122.00	—		351	17,081
Currency Option USD vs JPY	Put	Deutsche Bank AG	02/23/23	112.00	—		520	9,236
Currency Option USD vs ZAR	Put	Bank of America, N.A.	08/22/22	15.45	—		1,684	9,139

Total OTC Traded (cost $277,305)								$61,301

SEE NOTES TO FINANCIAL STATEMENTS.
A117

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	23,820	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	24,940	—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	23,820	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	24,950	—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	24,950	14
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	15,370	9
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	15,370	8
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	24,940	358,651
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	24,950	302,446
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	23,820	261,947
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	23,820	261,948
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	24,950	291,306
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	15,370	121,301
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	15,370	109,762

Total OTC Swaptions (cost $620,714)								$1,707,392

Total Options Purchased (cost $898,019)								$1,768,693

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	07/21/22	1.01	—		3,452	$(567)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	08/22/22	16.75	—		1,684	(28,607)
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	07/14/22	0.97	—	EUR	4,988	(259)
Currency Option USD vs JPY	Put	Citibank, N.A.	07/19/22	131.00	—		3,372	(8,248)

Total OTC Traded (premiums received $63,502)								$(37,681)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	24,940	$(148)

SEE NOTES TO FINANCIAL STATEMENTS.
A118

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	24,950	$(316)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	23,820	(618)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	23,820	(618)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	24,950	(2,945)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	15,370	(2,218)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	15,370	(3,344)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	24,940	(103,047)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	24,950	(87,054)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	23,820	(49,712)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	23,820	(49,712)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	24,950	(109,438)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	15,370	(46,075)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	15,370	(41,992)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.33%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	12,550	(37,036)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.45%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	12,550	(27,984)

Total OTC Swaptions (premiums received $658,318)								$(562,257)

Total Options Written (premiums received $721,820)								$(599,938)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,678	2 Year U.S. Treasury Notes	Sep. 2022	$352,406,220	$(505,624)
11	5 Year Canadian Government Bonds	Sep. 2022	964,722	3,440
3,920	5 Year U.S. Treasury Notes	Sep. 2022	440,020,000	(93,359)
46	10 Year Australian Treasury Bonds	Sep. 2022	3,775,093	18,523
12	10 Year Canadian Government Bonds	Sep. 2022	1,155,904	(35,325)
71	10 Year U.K. Gilt	Sep. 2022	9,851,098	(343,186)
3,742	10 Year U.S. Treasury Notes	Sep. 2022	443,543,938	347,925
398	20 Year U.S. Treasury Bonds	Sep. 2022	55,172,750	(290,809)
764	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	117,918,625	2,298,419
4	Euro-BTP Italian Government Bond	Sep. 2022	516,094	260
1,644	Mini MSCI EAFE Index	Sep. 2022	152,612,520	1,282,087
351	Russell 2000 E-Mini Index	Sep. 2022	29,975,400	(133,500)
2,520	S&P 500 E-Mini Index	Sep. 2022	477,477,000	3,517,926

				6,066,777

SEE NOTES TO FINANCIAL STATEMENTS.
A119

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
217	2 Year U.S. Treasury Notes	Sep. 2022	$45,573,391	$(333,262)
397	5 Year Euro-Bobl	Sep. 2022	51,667,529	169,661
12	10 Year Canadian Government Bonds	Sep. 2022	1,155,904	(811)
245	10 Year Euro-Bund	Sep. 2022	38,198,930	665,221
10	10 Year Japanese Government Bonds	Sep. 2022	10,952,978	(13,422)
64	10 Year U.K. Gilt	Sep. 2022	8,879,863	(113,982)
322	10 Year U.S. Ultra Treasury Notes	Sep. 2022	41,014,750	219,669
477	20 Year U.S. Treasury Bonds	Sep. 2022	66,124,125	(560,958)
23	30 Year Euro Buxl	Sep. 2022	3,942,262	170,928
60	British Pound Currency	Sep. 2022	4,574,625	155,870
1,033	Euro Currency	Sep. 2022	136,071,925	2,994,400
133	Euro Schatz Index	Sep. 2022	15,212,341	23,064
34	Euro-OAT	Sep. 2022	4,935,865	54,538

				3,430,916

				$9,497,693

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/22	Bank of America, N.A.	AUD	1,230	$848,983	$849,021	$38	$—
Expiring 07/07/22	Bank of America, N.A.	AUD	1,205	835,605	831,765	—	(3,840)
Expiring 07/07/22	Citibank, N.A.	AUD	2,385	1,718,350	1,646,273	—	(72,077)
Expiring 07/07/22	Citibank, N.A.	AUD	1,230	877,961	849,021	—	(28,940)
Expiring 07/07/22	Citibank, N.A.	AUD	1,215	835,060	838,667	3,607	—
Expiring 07/07/22	Citibank, N.A.	AUD	790	545,523	545,306	—	(217)
Expiring 07/07/22	Deutsche Bank AG	AUD	8,037	5,547,941	5,547,628	—	(313)
Expiring 07/07/22	Deutsche Bank AG	AUD	2,415	1,667,075	1,666,981	—	(94)
Expiring 07/07/22	Deutsche Bank AG	AUD	1,100	789,607	759,287	—	(30,320)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	6,035	4,334,346	4,165,725	—	(168,621)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	4,830	3,381,797	3,333,961	—	(47,836)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	2,385	1,723,246	1,646,272	—	(76,974)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,210	837,772	835,216	—	(2,556)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,205	872,619	831,765	—	(40,854)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,195	863,252	824,861	—	(38,391)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	670	478,893	462,474	—	(16,419)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	907	629,116	626,134	—	(2,982)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	808	580,000	558,000	—	(22,000)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	778	542,000	537,187	—	(4,813)
Expiring 07/19/22	The Toronto-Dominion Bank	AUD	281	201,555	193,842	—	(7,713)
Expiring 08/05/22	Bank of America, N.A.	AUD	575	396,008	397,004	996	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	AUD	1,230	850,167	849,245	—	(922)
Brazilian Real,
Expiring 07/05/22	Bank of America, N.A.	BRL	2,505	525,294	477,924	—	(47,370)
Expiring 07/05/22	Citibank, N.A.	BRL	32,482	6,671,117	6,197,183	—	(473,934)
Expiring 07/05/22	Citibank, N.A.	BRL	3,567	732,665	680,614	—	(52,051)
Expiring 07/05/22	Citibank, N.A.	BRL	2,002	382,792	381,958	—	(834)
Expiring 07/05/22	Citibank, N.A.	BRL	1,550	326,433	295,722	—	(30,711)
Expiring 07/05/22	Citibank, N.A.	BRL	1,145	218,595	218,453	—	(142)
Expiring 07/05/22	Deutsche Bank AG	BRL	9,799	1,902,000	1,869,474	—	(32,526)
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	1,360	259,641	259,472	—	(169)
Expiring 08/02/22	Goldman Sachs International	BRL	6,117	1,160,000	1,157,100	—	(2,900)

SEE NOTES TO FINANCIAL STATEMENTS.
A120

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	42,615	$8,084,473	$8,061,053	$—	$(23,420)
British Pound,
Expiring 07/05/22	Barclays Bank PLC	GBP	224	274,436	272,104	—	(2,332)
Expiring 07/05/22	BNP Paribas S.A.	GBP	8,844	10,845,578	10,766,534	—	(79,044)
Expiring 07/07/22	Bank of America, N.A.	GBP	17,112	20,789,027	20,831,961	42,934	—
Expiring 07/07/22	Bank of America, N.A.	GBP	2,548	3,183,955	3,101,907	—	(82,048)
Expiring 07/07/22	Bank of America, N.A.	GBP	542	658,465	659,825	1,360	—
Expiring 07/07/22	Bank of America, N.A.	GBP	324	409,790	394,434	—	(15,356)
Expiring 07/07/22	Citibank, N.A.	GBP	687	839,448	836,346	—	(3,102)
Expiring 07/07/22	Citibank, N.A.	GBP	44	54,297	53,565	—	(732)
Expiring 07/07/22	Deutsche Bank AG	GBP	695	835,119	846,085	10,966	—
Expiring 07/07/22	Deutsche Bank AG	GBP	687	839,291	836,347	—	(2,944)
Expiring 07/07/22	Deutsche Bank AG	GBP	44	53,101	53,565	464	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	694	852,673	844,868	—	(7,805)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	395	485,148	480,869	—	(4,279)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	379	475,996	461,390	—	(14,606)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	44	54,195	53,565	—	(630)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	43	51,607	52,348	741	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	GBP	10,354	12,742,549	12,608,016	—	(134,533)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	612	742,898	744,738	1,840	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	446	560,093	542,913	—	(17,180)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	275	346,074	334,288	—	(11,786)
Expiring 08/05/22	Bank of America, N.A.	GBP	2,548	3,097,069	3,103,676	6,607	—
Canadian Dollar,
Expiring 07/07/22	Bank of America, N.A.	CAD	15,907	12,345,363	12,358,340	12,977	—
Expiring 07/07/22	Bank of America, N.A.	CAD	1,758	1,364,377	1,365,811	1,434	—
Expiring 07/07/22	Bank of America, N.A.	CAD	1,090	841,495	846,834	5,339	—
Expiring 07/07/22	Bank of America, N.A.	CAD	609	472,643	473,140	497	—
Expiring 07/07/22	Citibank, N.A.	CAD	1,100	848,403	854,604	6,201	—
Expiring 07/07/22	Citibank, N.A.	CAD	545	428,435	423,417	—	(5,018)
Expiring 07/07/22	Deutsche Bank AG	CAD	1,100	850,988	854,603	3,615	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	2,225	1,755,049	1,728,629	—	(26,420)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,475	1,152,426	1,145,945	—	(6,481)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,095	868,174	850,719	—	(17,455)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,090	843,458	846,834	3,376	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,085	839,589	842,950	3,361	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,085	851,675	842,949	—	(8,726)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	605	477,988	470,031	—	(7,957)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	385	307,012	299,111	—	(7,901)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	1,932	1,500,644	1,501,121	477	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	485	374,000	376,707	2,707	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	267	209,185	207,741	—	(1,444)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CAD	404	313,340	314,017	677	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CAD	955	740,331	741,912	1,581	—
Chilean Peso,
Expiring 07/07/22	Bank of America, N.A.	CLP	434,000	524,915	472,329	—	(52,586)
Expiring 07/07/22	Bank of America, N.A.	CLP	297,200	334,760	323,448	—	(11,312)
Expiring 07/07/22	Bank of America, N.A.	CLP	297,200	333,483	323,448	—	(10,035)
Expiring 07/07/22	Bank of America, N.A.	CLP	160,600	193,798	174,784	—	(19,014)
Expiring 07/07/22	Citibank, N.A.	CLP	435,400	500,259	473,854	—	(26,405)
Expiring 07/07/22	Citibank, N.A.	CLP	296,000	343,587	322,142	—	(21,445)
Expiring 07/07/22	Deutsche Bank AG	CLP	439,600	504,939	478,424	—	(26,515)
Expiring 08/05/22	Bank of America, N.A.	CLP	1,366,800	1,487,754	1,477,606	—	(10,148)
Expiring 09/21/22	BNP Paribas S.A.	CLP	471,921	565,175	505,416	—	(59,759)

SEE NOTES TO FINANCIAL STATEMENTS.
A121

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 07/07/22	Bank of America, N.A.	CNH	2,704	$406,543	$404,013	$—	$(2,530)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	7,896	1,178,495	1,179,766	1,271	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	3,166	471,158	473,042	1,884	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	2,877	429,575	429,861	286	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	2,479	369,996	370,395	399	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,714	253,806	256,094	2,288	—
Expiring 08/05/22	Citibank, N.A.	CNH	2,851	425,758	425,815	57	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	1,426	212,983	212,982	—	(1)
Expiring 08/23/22	Morgan Stanley & Co. International PLC	CNH	1,326	197,705	198,033	328	—
Colombian Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	COP	154,945	37,608	37,276	—	(332)
Expiring 09/21/22	Citibank, N.A.	COP	10,647,984	2,752,662	2,529,444	—	(223,218)
Expiring 09/21/22	Citibank, N.A.	COP	1,949,089	503,868	463,009	—	(40,859)
Czech Koruna,
Expiring 07/07/22	Bank of America, N.A.	CZK	16,650	700,905	704,568	3,663	—
Expiring 07/07/22	Bank of America, N.A.	CZK	10,442	448,540	441,868	—	(6,672)
Expiring 07/07/22	Citibank, N.A.	CZK	9,340	405,794	395,235	—	(10,559)
Expiring 07/07/22	Citibank, N.A.	CZK	6,380	268,568	269,978	1,410	—
Expiring 07/07/22	Citibank, N.A.	CZK	6,010	253,631	254,321	690	—
Expiring 07/19/22	Barclays Bank PLC	CZK	35,134	1,494,000	1,484,114	—	(9,886)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	49,537	2,107,000	2,092,497	—	(14,503)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	12,864	556,000	543,403	—	(12,597)
Expiring 08/05/22	Bank of America, N.A.	CZK	13,022	545,719	548,751	3,032	—
Danish Krone,
Expiring 07/07/22	Deutsche Bank AG	DKK	3,968	555,214	559,320	4,106	—
Euro,
Expiring 07/05/22	Citibank, N.A.	EUR	1,339	1,395,173	1,403,141	7,968	—
Expiring 07/05/22	HSBC Bank PLC	EUR	526	550,268	551,095	827	—
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	EUR	1,052	1,109,959	1,102,921	—	(7,038)
Expiring 07/05/22	Morgan Stanley & Co. International PLC	EUR	46,396	49,075,441	48,635,936	—	(439,505)
Expiring 07/07/22	Bank of America, N.A.	EUR	201	211,744	210,730	—	(1,014)
Expiring 07/07/22	Bank of America, N.A.	EUR	201	211,948	210,730	—	(1,218)
Expiring 07/07/22	Citibank, N.A.	EUR	201	214,592	210,730	—	(3,862)
Expiring 07/07/22	Citibank, N.A.	EUR	50	52,530	52,421	—	(109)
Expiring 07/07/22	Citibank, N.A.	EUR	50	53,687	52,420	—	(1,267)
Expiring 07/07/22	Deutsche Bank AG	EUR	2,436	2,625,401	2,553,922	—	(71,479)
Expiring 07/07/22	Deutsche Bank AG	EUR	812	871,369	851,308	—	(20,061)
Expiring 07/07/22	Deutsche Bank AG	EUR	808	854,083	847,114	—	(6,969)
Expiring 07/07/22	Deutsche Bank AG	EUR	805	865,965	843,968	—	(21,997)
Expiring 07/07/22	Deutsche Bank AG	EUR	799	843,270	837,678	—	(5,592)
Expiring 07/07/22	Deutsche Bank AG	EUR	269	284,418	282,022	—	(2,396)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	56,058	58,356,995	58,771,656	414,661	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	6,880	7,346,615	7,213,047	—	(133,568)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	3,781	3,936,063	3,964,031	27,968	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	3,224	3,458,746	3,380,067	—	(78,679)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,744	1,872,547	1,828,424	—	(44,123)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	842	878,745	882,760	4,015	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	812	871,961	851,307	—	(20,654)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	812	850,191	851,308	1,117	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	808	846,488	847,113	625	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	802	858,127	840,823	—	(17,304)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	666	696,795	698,240	1,445	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	479	504,567	502,188	—	(2,379)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	477	509,302	500,091	—	(9,211)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	278	295,619	291,457	—	(4,162)

SEE NOTES TO FINANCIAL STATEMENTS.
A122

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	203	$213,994	$212,827	$—	$(1,167)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	50	53,522	52,420	—	(1,102)
Expiring 07/19/22	HSBC Bank PLC	EUR	7,678	8,227,268	8,056,352	—	(170,916)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	EUR	21,820	23,153,514	22,894,669	—	(258,845)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	2,065	2,160,653	2,166,537	5,884	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	1,945	2,059,641	2,040,276	—	(19,365)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	4,418	4,607,899	4,641,069	33,170	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	2,363	2,475,533	2,482,310	6,777	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	1,620	1,701,609	1,701,795	186	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	1,441	1,520,089	1,513,758	—	(6,331)
Hungarian Forint,
Expiring 07/07/22	Citibank, N.A.	HUF	97,400	255,776	257,159	1,383	—
Expiring 07/07/22	Citibank, N.A.	HUF	83,336	222,797	220,027	—	(2,770)
Expiring 07/19/22	Barclays Bank PLC	HUF	362,691	1,027,600	955,736	—	(71,864)
Expiring 07/19/22	BNP Paribas S.A.	HUF	79,057	218,253	208,326	—	(9,927)
Expiring 07/19/22	Citibank, N.A.	HUF	506,380	1,329,000	1,334,372	5,372	—
Expiring 07/19/22	Goldman Sachs International	HUF	341,690	927,000	900,396	—	(26,604)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	366,985	962,000	967,051	5,051	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	365,183	967,000	962,301	—	(4,699)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	693,339	1,819,000	1,827,033	8,033	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	447,760	1,186,000	1,179,902	—	(6,098)
Expiring 08/05/22	Citibank, N.A.	HUF	83,336	217,788	218,988	1,200	—
Indian Rupee,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	INR	145,447	1,840,868	1,840,658	—	(210)
Indonesian Rupiah,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	21,907,607	1,473,771	1,464,951	—	(8,820)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	2,229,000	149,950	149,053	—	(897)
Israeli Shekel,
Expiring 07/07/22	Bank of America, N.A.	ILS	3,215	920,149	920,676	527	—
Expiring 07/07/22	Bank of America, N.A.	ILS	870	248,998	249,141	143	—
Expiring 09/21/22	Barclays Bank PLC	ILS	827	249,609	238,270	—	(11,339)
Expiring 09/21/22	Citibank, N.A.	ILS	827	249,835	238,269	—	(11,566)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	1,824	540,000	525,240	—	(14,760)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	776	222,778	223,482	704	—
Japanese Yen,
Expiring 07/07/22	Bank of America, N.A.	JPY	576,000	4,285,177	4,246,889	—	(38,288)
Expiring 07/07/22	Bank of America, N.A.	JPY	231,800	1,724,952	1,709,078	—	(15,874)
Expiring 07/07/22	Bank of America, N.A.	JPY	113,500	848,028	836,844	—	(11,184)
Expiring 07/07/22	Bank of America, N.A.	JPY	112,700	870,425	830,945	—	(39,480)
Expiring 07/07/22	Citibank, N.A.	JPY	6,327,382	46,519,395	46,652,235	132,840	—
Expiring 07/07/22	Citibank, N.A.	JPY	942,650	7,251,544	6,950,225	—	(301,319)
Expiring 07/07/22	Citibank, N.A.	JPY	115,600	849,906	852,327	2,421	—
Expiring 07/07/22	Citibank, N.A.	JPY	112,800	841,553	831,682	—	(9,871)
Expiring 07/07/22	Citibank, N.A.	JPY	111,300	872,663	820,623	—	(52,040)
Expiring 07/07/22	Citibank, N.A.	JPY	77,400	606,976	570,676	—	(36,300)
Expiring 07/07/22	Citibank, N.A.	JPY	7,100	53,388	52,349	—	(1,039)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	295,451	2,195,196	2,178,381	—	(16,815)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	226,900	1,687,478	1,672,950	—	(14,528)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	115,300	861,235	850,115	—	(11,120)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	115,300	847,026	850,115	3,089	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	115,100	845,332	848,640	3,308	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	112,900	843,642	832,419	—	(11,223)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	112,800	848,585	831,683	—	(16,902)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	34,800	257,910	256,583	—	(1,327)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	34,800	257,945	256,583	—	(1,362)

SEE NOTES TO FINANCIAL STATEMENTS.
A123

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/19/22	HSBC Bank PLC	JPY	244,010	$1,954,863	$1,800,424	$—	$(154,439)
Expiring 07/19/22	HSBC Bank PLC	JPY	116,673	934,717	860,872	—	(73,845)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	JPY	68,550	504,959	505,797	838	—
Expiring 08/05/22	Citibank, N.A.	JPY	772,050	5,685,890	5,702,897	17,007	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	83,900	618,727	619,743	1,016	—
Malaysian Ringgit,
Expiring 07/07/22	Deutsche Bank AG	MYR	6,950	1,575,606	1,581,342	5,736	—
Mexican Peso,
Expiring 07/07/22	Bank of America, N.A.	MXN	10,370	500,434	515,031	14,597	—
Expiring 07/07/22	Bank of America, N.A.	MXN	6,980	338,638	346,666	8,028	—
Expiring 07/07/22	Bank of America, N.A.	MXN	6,950	335,150	345,176	10,026	—
Expiring 07/07/22	Citibank, N.A.	MXN	163,241	8,245,911	8,107,446	—	(138,465)
Expiring 07/07/22	Citibank, N.A.	MXN	33,866	1,677,789	1,681,972	4,183	—
Expiring 07/07/22	Citibank, N.A.	MXN	10,230	509,041	508,078	—	(963)
Expiring 07/07/22	Citibank, N.A.	MXN	8,490	411,547	421,661	10,114	—
Expiring 07/07/22	Citibank, N.A.	MXN	6,950	335,234	345,175	9,941	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	21,050	1,060,467	1,045,459	—	(15,008)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	17,060	847,045	847,293	248	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	16,990	858,080	843,816	—	(14,264)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	11,830	595,040	587,543	—	(7,497)
Expiring 08/05/22	Citibank, N.A.	MXN	100,291	4,942,756	4,954,578	11,822	—
Expiring 08/05/22	Citibank, N.A.	MXN	17,060	845,375	842,799	—	(2,576)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	MXN	5,400	266,166	266,771	605	—
Expiring 09/21/22	BNP Paribas S.A.	MXN	26,666	1,335,000	1,305,769	—	(29,231)
Expiring 09/21/22	HSBC Bank PLC	MXN	80,161	3,993,163	3,925,276	—	(67,887)
Expiring 09/21/22	HSBC Bank PLC	MXN	7,505	373,881	367,525	—	(6,356)
New Taiwanese Dollar,
Expiring 07/07/22	Bank of America, N.A.	TWD	102,665	3,511,956	3,453,304	—	(58,652)
Expiring 07/07/22	Bank of America, N.A.	TWD	76,085	2,570,873	2,559,242	—	(11,631)
Expiring 07/07/22	Citibank, N.A.	TWD	121,084	4,059,135	4,072,857	13,722	—
Expiring 07/07/22	Citibank, N.A.	TWD	101,520	3,477,308	3,414,790	—	(62,518)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	9,585	332,639	322,407	—	(10,232)
New Zealand Dollar,
Expiring 07/07/22	Citibank, N.A.	NZD	1,360	850,302	849,369	—	(933)
Expiring 07/07/22	Citibank, N.A.	NZD	1,330	831,368	830,633	—	(735)
Expiring 07/07/22	Deutsche Bank AG	NZD	4,040	2,630,739	2,523,126	—	(107,613)
Expiring 07/07/22	Deutsche Bank AG	NZD	1,360	848,412	849,369	957	—
Expiring 07/07/22	Deutsche Bank AG	NZD	1,330	835,615	830,633	—	(4,982)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	11,375	7,095,020	7,104,097	9,077	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	5,305	3,441,035	3,313,163	—	(127,872)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	2,725	1,695,466	1,701,861	6,395	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	2,690	1,700,709	1,680,001	—	(20,708)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,690	1,054,117	1,055,466	1,349	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,370	853,444	855,614	2,170	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,360	849,157	849,369	212	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,330	832,216	830,633	—	(1,583)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	775	484,477	484,015	—	(462)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	625	406,384	390,335	—	(16,049)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	575	375,985	359,108	—	(16,877)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	951	648,786	593,733	—	(55,053)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	859	586,039	536,311	—	(49,728)
Expiring 08/05/22	Citibank, N.A.	NZD	466	289,625	290,948	1,323	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	2,730	1,704,770	1,704,484	—	(286)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	685	427,763	427,682	—	(81)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	635	394,664	396,464	1,800	—

SEE NOTES TO FINANCIAL STATEMENTS.
A124

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 07/07/22	Bank of America, N.A.	NOK	8,400	$844,039	$852,890	$8,851	$—
Expiring 07/07/22	Deutsche Bank AG	NOK	34,287	3,627,534	3,481,314	—	(146,220)
Expiring 07/07/22	Deutsche Bank AG	NOK	14,363	1,448,000	1,458,341	10,341	—
Expiring 07/07/22	Deutsche Bank AG	NOK	8,280	829,017	840,706	11,689	—
Expiring 07/07/22	Deutsche Bank AG	NOK	8,280	830,597	840,706	10,109	—
Expiring 07/07/22	Deutsche Bank AG	NOK	2,370	236,615	240,637	4,022	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NOK	8,260	836,304	838,675	2,371	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	NOK	4,539	515,316	461,026	—	(54,290)
Expiring 08/05/22	Bank of America, N.A.	NOK	8,350	847,466	848,340	874	—
Expiring 08/05/22	Deutsche Bank AG	NOK	28,947	2,919,840	2,940,947	21,107	—
Peruvian Nuevo Sol,
Expiring 07/07/22	Citibank, N.A.	PEN	1,977	515,649	515,972	323	—
Expiring 07/07/22	Citibank, N.A.	PEN	1,575	428,047	411,055	—	(16,992)
Expiring 09/21/22	Barclays Bank PLC	PEN	2,783	741,662	720,625	—	(21,037)
Expiring 09/21/22	Barclays Bank PLC	PEN	2,783	741,713	720,679	—	(21,034)
Expiring 09/21/22	BNP Paribas S.A.	PEN	13,774	3,620,403	3,566,440	—	(53,963)
Expiring 09/21/22	Citibank, N.A.	PEN	2,208	590,625	571,728	—	(18,897)
Philippine Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	11,185	203,612	203,316	—	(296)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	5,935	113,311	107,884	—	(5,427)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	251,268	4,692,210	4,540,167	—	(152,043)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	145,196	2,672,000	2,623,560	—	(48,440)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	124,543	2,312,000	2,250,368	—	(61,632)
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	142,878	2,670,613	2,581,664	—	(88,949)
Polish Zloty,
Expiring 07/07/22	Citibank, N.A.	PLN	2,295	509,352	511,641	2,289	—
Expiring 07/07/22	Citibank, N.A.	PLN	1,280	295,933	285,360	—	(10,573)
Expiring 07/07/22	Citibank, N.A.	PLN	905	200,856	201,759	903	—
Expiring 07/19/22	BNP Paribas S.A.	PLN	6,943	1,619,000	1,545,120	—	(73,880)
Expiring 07/19/22	BNP Paribas S.A.	PLN	4,133	921,000	919,884	—	(1,116)
Expiring 07/19/22	Citibank, N.A.	PLN	3,079	688,000	685,239	—	(2,761)
Expiring 07/19/22	Goldman Sachs International	PLN	1,068	238,186	237,655	—	(531)
Expiring 07/19/22	HSBC Bank PLC	PLN	6,279	1,455,634	1,397,427	—	(58,207)
Expiring 07/19/22	HSBC Bank PLC	PLN	5,306	1,223,373	1,180,852	—	(42,521)
Expiring 07/19/22	HSBC Bank PLC	PLN	4,222	978,000	939,600	—	(38,400)
Expiring 07/19/22	HSBC Bank PLC	PLN	2,745	636,306	610,862	—	(25,444)
Expiring 07/19/22	HSBC Bank PLC	PLN	2,319	534,777	516,189	—	(18,588)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	7,093	1,582,000	1,578,405	—	(3,595)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	5,461	1,231,000	1,215,209	—	(15,791)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	4,984	1,115,000	1,109,071	—	(5,929)
Singapore Dollar,
Expiring 07/07/22	Citibank, N.A.	SGD	1,610	1,155,889	1,158,851	2,962	—
Expiring 07/07/22	Citibank, N.A.	SGD	498	357,536	358,452	916	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SGD	310	223,609	223,133	—	(476)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SGD	186	134,099	133,880	—	(219)
Expiring 09/21/22	BNP Paribas S.A.	SGD	913	665,291	657,734	—	(7,557)
Expiring 09/21/22	HSBC Bank PLC	SGD	1,502	1,085,000	1,081,448	—	(3,552)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	1,735	1,252,000	1,249,480	—	(2,520)
South African Rand,
Expiring 07/07/22	Bank of America, N.A.	ZAR	13,720	873,690	842,745	—	(30,945)
Expiring 07/07/22	Bank of America, N.A.	ZAR	13,480	865,840	828,003	—	(37,837)
Expiring 07/07/22	Bank of America, N.A.	ZAR	8,510	531,151	522,723	—	(8,428)
Expiring 07/07/22	Bank of America, N.A.	ZAR	8,420	529,051	517,195	—	(11,856)
Expiring 07/07/22	Bank of America, N.A.	ZAR	8,250	505,112	506,752	1,640	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	8,090	519,873	496,925	—	(22,948)

SEE NOTES TO FINANCIAL STATEMENTS.
A125

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,530	$338,578	$339,678	$1,100	$—
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,420	336,698	332,921	—	(3,777)
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,420	341,945	332,921	—	(9,024)
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,420	343,157	332,921	—	(10,236)
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,350	334,250	328,622	—	(5,628)
Expiring 07/07/22	Citibank, N.A.	ZAR	105,380	6,749,677	6,472,922	—	(276,755)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	29,120	1,812,354	1,788,683	—	(23,671)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	5,420	339,129	332,921	—	(6,208)
Expiring 08/05/22	Citibank, N.A.	ZAR	120,890	7,338,854	7,403,169	64,315	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	ZAR	13,780	841,285	843,872	2,587	—
Expiring 09/21/22	HSBC Bank PLC	ZAR	5,860	358,679	357,151	—	(1,528)
Expiring 09/21/22	HSBC Bank PLC	ZAR	5,626	357,937	342,893	—	(15,044)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	21,182	1,304,000	1,290,998	—	(13,002)
South Korean Won,
Expiring 07/07/22	Citibank, N.A.	KRW	7,261,068	5,585,437	5,633,954	48,517	—
Expiring 07/07/22	Citibank, N.A.	KRW	2,205,250	1,696,346	1,711,081	14,735	—
Expiring 07/07/22	Citibank, N.A.	KRW	1,103,840	856,155	856,484	329	—
Expiring 07/07/22	Citibank, N.A.	KRW	1,085,320	842,967	842,113	—	(854)
Expiring 07/07/22	Deutsche Bank AG	KRW	1,165,343	902,947	904,205	1,258	—
Expiring 07/07/22	Deutsche Bank AG	KRW	1,084,260	840,381	841,291	910	—
Expiring 07/07/22	Deutsche Bank AG	KRW	607,460	486,046	471,336	—	(14,710)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	2,190,010	1,700,318	1,699,256	—	(1,062)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	2,145,550	1,723,333	1,664,759	—	(58,574)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	1,095,000	852,007	849,624	—	(2,383)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	1,091,120	845,436	846,613	1,177	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	1,072,770	861,109	832,375	—	(28,734)
Expiring 08/05/22	Deutsche Bank AG	KRW	331,650	255,469	257,461	1,992	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	KRW	2,199,240	1,702,857	1,707,280	4,423	—
Expiring 09/21/22	BNP Paribas S.A.	KRW	575,499	463,145	447,395	—	(15,750)
Swedish Krona,
Expiring 07/07/22	Citibank, N.A.	SEK	11,316	1,151,336	1,106,421	—	(44,915)
Expiring 07/07/22	Citibank, N.A.	SEK	8,590	873,447	839,887	—	(33,560)
Expiring 07/07/22	Citibank, N.A.	SEK	8,470	834,341	828,153	—	(6,188)
Expiring 07/07/22	Citibank, N.A.	SEK	5,511	534,911	538,837	3,926	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SEK	8,590	874,791	839,886	—	(34,905)
Expiring 07/19/22	BNP Paribas S.A.	SEK	5,157	546,994	504,457	—	(42,537)
Expiring 08/05/22	Citibank, N.A.	SEK	2,376	230,825	232,564	1,739	—
Swiss Franc,
Expiring 07/07/22	Citibank, N.A.	CHF	1,670	1,745,429	1,750,018	4,589	—
Expiring 07/07/22	Citibank, N.A.	CHF	50	51,718	52,396	678	—
Expiring 07/07/22	Deutsche Bank AG	CHF	820	845,709	859,290	13,581	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	2,505	2,581,343	2,625,026	43,683	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	1,810	1,891,509	1,896,726	5,217	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	845	847,105	885,488	38,383	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	840	860,451	880,249	19,798	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	835	855,554	875,009	19,455	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	625	653,145	654,946	1,801	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	155	161,325	162,427	1,102	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	55	55,557	57,635	2,078	—
Expiring 07/19/22	BNP Paribas S.A.	CHF	205	212,624	215,501	2,877	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CHF	518	536,540	543,432	6,892	—
Thai Baht,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	32,770	926,491	927,107	616	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	27,810	786,260	786,783	523	—

SEE NOTES TO FINANCIAL STATEMENTS.
A126

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 07/07/22	Bank of America, N.A.	TRY	5,882	$352,638	$351,507	$—	$(1,131)
Expiring 07/07/22	Deutsche Bank AG	TRY	9,095	508,314	543,515	35,201	—
Expiring 07/07/22	Deutsche Bank AG	TRY	2,245	134,608	134,160	—	(448)
Expiring 07/07/22	Deutsche Bank AG	TRY	2,245	134,596	134,160	—	(436)
Expiring 07/07/22	Deutsche Bank AG	TRY	2,236	134,053	133,623	—	(430)
Expiring 07/07/22	Deutsche Bank AG	TRY	2,236	134,053	133,623	—	(430)
Expiring 07/07/22	Deutsche Bank AG	TRY	2,218	133,454	132,547	—	(907)
Expiring 07/07/22	Deutsche Bank AG	TRY	1,064	64,094	63,584	—	(510)

				$625,392,652	$619,578,230	1,352,968	(7,167,390)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/22	Bank of America, N.A.	AUD	4,785	$3,452,928	$3,302,899	$150,029	$—
Expiring 07/07/22	Citibank, N.A.	AUD	2,415	1,687,607	1,666,980	20,627	—
Expiring 07/07/22	Citibank, N.A.	AUD	1,220	853,048	842,118	10,930	—
Expiring 07/07/22	Citibank, N.A.	AUD	1,215	869,780	838,667	31,113	—
Expiring 07/07/22	Citibank, N.A.	AUD	1,210	870,100	835,216	34,884	—
Expiring 07/07/22	Citibank, N.A.	AUD	1,210	868,075	835,216	32,859	—
Expiring 07/07/22	Deutsche Bank AG	AUD	8,283	5,954,210	5,717,432	236,778	—
Expiring 07/07/22	Deutsche Bank AG	AUD	6,065	4,359,807	4,186,433	173,374	—
Expiring 07/07/22	Deutsche Bank AG	AUD	1,230	870,736	849,021	21,715	—
Expiring 07/07/22	Deutsche Bank AG	AUD	1,210	869,120	835,216	33,904	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	2,420	1,732,882	1,670,431	62,451	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,230	849,963	849,021	942	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,225	848,092	845,570	2,522	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,210	852,687	835,216	17,471	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,205	854,550	831,765	22,785	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	385	267,766	265,750	2,016	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	274	190,131	189,131	1,000	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	270	188,301	186,370	1,931	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	75	52,357	51,770	587	—
Expiring 07/19/22	BNP Paribas S.A.	AUD	868	646,271	599,059	47,212	—
Expiring 07/19/22	Citibank, N.A.	AUD	538	400,890	371,104	29,786	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	1,552	1,114,460	1,071,400	43,060	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	767	537,000	529,325	7,675	—
Expiring 08/05/22	Deutsche Bank AG	AUD	8,037	5,549,106	5,549,089	17	—
Expiring 08/05/22	Deutsche Bank AG	AUD	2,415	1,667,425	1,667,420	5	—
Brazilian Real,
Expiring 07/05/22	Bank of America, N.A.	BRL	2,505	478,236	477,924	312	—
Expiring 07/05/22	Citibank, N.A.	BRL	1,860	359,455	354,866	4,589	—
Expiring 07/05/22	Citibank, N.A.	BRL	1,140	220,736	217,498	3,238	—
Expiring 07/05/22	Citibank, N.A.	BRL	1,120	217,624	213,683	3,941	—
Expiring 07/05/22	Citibank, N.A.	BRL	577	119,462	110,085	9,377	—
Expiring 07/05/22	HSBC Bank PLC	BRL	3,567	737,672	680,614	57,058	—
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	1,360	265,729	259,472	6,257	—
Expiring 07/05/22	The Toronto-Dominion Bank	BRL	42,281	8,084,262	8,066,657	17,605	—
Expiring 08/02/22	Citibank, N.A.	BRL	2,002	379,728	378,700	1,028	—
British Pound,
Expiring 07/05/22	BNP Paribas S.A.	GBP	9,068	11,335,889	11,038,638	297,251	—
Expiring 07/07/22	Bank of America, N.A.	GBP	17,666	22,075,257	21,506,394	568,863	—
Expiring 07/07/22	Bank of America, N.A.	GBP	2,548	3,095,514	3,101,907	—	(6,393)

SEE NOTES TO FINANCIAL STATEMENTS.
A127

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/07/22	Bank of America, N.A.	GBP	973	$1,215,851	$1,184,519	$31,332	$—
Expiring 07/07/22	Bank of America, N.A.	GBP	687	844,639	836,346	8,293	—
Expiring 07/07/22	Citibank, N.A.	GBP	695	858,176	846,085	12,091	—
Expiring 07/07/22	Citibank, N.A.	GBP	44	53,163	53,565	—	(402)
Expiring 07/07/22	Citibank, N.A.	GBP	43	53,916	52,348	1,568	—
Expiring 07/07/22	Deutsche Bank AG	GBP	207	254,066	252,000	2,066	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	685	859,150	833,911	25,239	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	245	307,225	298,260	8,965	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	220	274,208	267,825	6,383	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	181	221,958	220,347	1,611	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	44	53,640	53,565	75	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	2,952	3,623,925	3,594,354	29,571	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	195	244,004	237,762	6,242	—
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	20,939	27,318,656	25,496,505	1,822,151	—
Expiring 08/02/22	BNP Paribas S.A.	GBP	8,844	10,850,840	10,772,228	78,612	—
Expiring 08/05/22	Bank of America, N.A.	GBP	17,112	20,799,465	20,843,837	—	(44,372)
Expiring 08/05/22	Bank of America, N.A.	GBP	542	658,796	660,201	—	(1,405)
Canadian Dollar,
Expiring 07/07/22	Bank of America, N.A.	CAD	15,907	12,586,046	12,358,340	227,706	—
Expiring 07/07/22	Bank of America, N.A.	CAD	2,084	1,648,917	1,619,085	29,832	—
Expiring 07/07/22	Bank of America, N.A.	CAD	898	710,522	697,667	12,855	—
Expiring 07/07/22	Citibank, N.A.	CAD	550	424,258	427,301	—	(3,043)
Expiring 07/07/22	Citibank, N.A.	CAD	70	53,928	54,384	—	(456)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	3,310	2,611,899	2,571,579	40,320	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	2,170	1,722,475	1,685,899	36,576	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,105	874,181	858,488	15,693	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,095	851,259	850,719	540	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,095	851,032	850,718	314	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,090	846,511	846,835	—	(324)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,085	838,684	842,950	—	(4,266)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	695	535,971	539,954	—	(3,983)
Expiring 07/19/22	Barclays Bank PLC	CAD	2,517	1,993,775	1,955,213	38,562	—
Expiring 08/05/22	Bank of America, N.A.	CAD	15,907	12,342,968	12,357,702	—	(14,734)
Expiring 08/05/22	Bank of America, N.A.	CAD	1,758	1,364,113	1,365,741	—	(1,628)
Expiring 08/05/22	Bank of America, N.A.	CAD	609	472,551	473,115	—	(564)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CAD	550	427,172	427,280	—	(108)
Chilean Peso,
Expiring 07/07/22	Bank of America, N.A.	CLP	1,366,800	1,495,568	1,487,511	8,057	—
Expiring 07/07/22	Bank of America, N.A.	CLP	288,000	330,616	313,435	17,181	—
Expiring 07/07/22	Citibank, N.A.	CLP	705,200	858,398	767,481	90,917	—
Chinese Renminbi,
Expiring 07/07/22	Citibank, N.A.	CNH	1,436	214,681	214,558	123	—
Expiring 07/07/22	Citibank, N.A.	CNH	1,433	214,232	214,109	123	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	10,883	1,624,006	1,626,064	—	(2,058)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	3,261	486,620	487,237	—	(617)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	2,384	356,496	356,201	295	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,439	212,953	215,005	—	(2,052)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	7,896	1,177,945	1,179,315	—	(1,370)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	2,479	369,823	370,253	—	(430)
Expiring 08/23/22	Goldman Sachs International	CNH	8,767	1,283,000	1,309,290	—	(26,290)
Expiring 08/23/22	HSBC Bank PLC	CNH	18,377	2,742,000	2,744,489	—	(2,489)
Expiring 08/23/22	HSBC Bank PLC	CNH	2,190	323,859	327,112	—	(3,253)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	131,462	19,199,144	19,632,983	—	(433,839)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	46,934	6,854,311	7,009,197	—	(154,886)

SEE NOTES TO FINANCIAL STATEMENTS.
A128

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 07/07/22	Citibank, N.A.	COP	154,945	$39,335	$37,276	$2,059	$—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	COP	154,945	37,433	37,080	353	—
Czech Koruna,
Expiring 07/07/22	Bank of America, N.A.	CZK	16,650	715,206	704,568	10,638	—
Expiring 07/07/22	Bank of America, N.A.	CZK	13,022	548,179	551,044	—	(2,865)
Expiring 07/07/22	Citibank, N.A.	CZK	13,960	602,653	590,737	11,916	—
Expiring 07/07/22	Deutsche Bank AG	CZK	5,190	223,467	219,622	3,845	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	9,299	411,533	392,806	18,727	—
Expiring 08/05/22	Bank of America, N.A.	CZK	16,650	697,759	701,636	—	(3,877)
Danish Krone,
Expiring 07/07/22	Deutsche Bank AG	DKK	3,968	569,428	559,319	10,109	—
Expiring 08/05/22	Deutsche Bank AG	DKK	3,968	556,295	560,460	—	(4,165)
Euro,
Expiring 07/05/22	Morgan Stanley & Co. International PLC	EUR	49,312	52,752,960	51,693,093	1,059,867	—
Expiring 07/07/22	Bank of America, N.A.	EUR	1,616	1,739,694	1,694,228	45,466	—
Expiring 07/07/22	Bank of America, N.A.	EUR	1,615	1,733,638	1,693,179	40,459	—
Expiring 07/07/22	Bank of America, N.A.	EUR	1,610	1,678,686	1,687,937	—	(9,251)
Expiring 07/07/22	Bank of America, N.A.	EUR	214	229,781	224,360	5,421	—
Expiring 07/07/22	Citibank, N.A.	EUR	807	849,776	846,065	3,711	—
Expiring 07/07/22	Citibank, N.A.	EUR	50	52,817	52,420	397	—
Expiring 07/07/22	Deutsche Bank AG	EUR	801	844,535	839,775	4,760	—
Expiring 07/07/22	Deutsche Bank AG	EUR	801	844,535	839,775	4,760	—
Expiring 07/07/22	Deutsche Bank AG	EUR	652	687,272	683,562	3,710	—
Expiring 07/07/22	Deutsche Bank AG	EUR	345	364,478	361,701	2,777	—
Expiring 07/07/22	Deutsche Bank AG	EUR	75	79,399	78,631	768	—
Expiring 07/07/22	Deutsche Bank AG	EUR	50	52,152	52,421	—	(269)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	55,985	59,782,015	58,695,122	1,086,893	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	5,171	5,521,708	5,421,318	100,390	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	4,418	4,599,187	4,631,867	—	(32,680)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,669	1,759,635	1,749,793	9,842	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,620	1,698,362	1,698,421	—	(59)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,296	1,367,549	1,358,736	8,813	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,069	1,125,917	1,120,748	5,169	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	812	871,357	851,307	20,050	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	810	866,084	849,210	16,874	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	802	856,304	840,823	15,481	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	724	767,646	759,047	8,599	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	464	497,483	486,462	11,021	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	456	487,370	478,074	9,296	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	357	378,495	374,281	4,214	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	177	190,358	185,568	4,790	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	82	86,269	85,969	300	—
Expiring 07/19/22	Barclays Bank PLC	EUR	45,891	50,254,350	48,151,479	2,102,871	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	34,975	38,024,181	36,696,942	1,327,239	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	548	593,000	574,631	18,369	—
Expiring 07/19/22	Deutsche Bank AG	EUR	45,290	49,438,157	47,520,410	1,917,747	—
Expiring 08/02/22	Morgan Stanley & Co. International PLC	EUR	46,396	49,165,681	48,727,375	438,306	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	56,058	58,467,541	58,888,424	—	(420,883)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	3,781	3,943,519	3,971,907	—	(28,388)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	476	500,002	500,033	—	(31)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	203	213,258	213,249	9	—
Hungarian Forint,
Expiring 07/07/22	Citibank, N.A.	HUF	97,400	260,397	257,159	3,238	—
Expiring 07/07/22	Citibank, N.A.	HUF	83,336	218,843	220,027	—	(1,184)
Expiring 07/19/22	Barclays Bank PLC	HUF	410,174	1,096,000	1,080,858	15,142	—

SEE NOTES TO FINANCIAL STATEMENTS.
A129

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 07/19/22	Citibank, N.A.	HUF	268,587	$733,000	$707,760	$25,240	$—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	695,789	1,796,000	1,833,489	—	(37,489)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	443,713	1,216,000	1,169,239	46,761	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	382,507	1,036,000	1,007,952	28,048	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	292,724	778,000	771,364	6,636	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	287,267	783,000	756,984	26,016	—
Expiring 08/05/22	Citibank, N.A.	HUF	97,400	254,543	255,946	—	(1,403)
Indian Rupee,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	INR	145,447	1,865,590	1,840,658	24,932	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	INR	145,447	1,836,058	1,835,366	692	—
Expiring 09/21/22	Barclays Bank PLC	INR	140,215	1,783,480	1,762,118	21,362	—
Expiring 09/21/22	Barclays Bank PLC	INR	43,751	555,000	549,824	5,176	—
Indonesian Rupiah,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	21,907,607	1,507,439	1,464,951	42,488	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	2,229,000	153,375	149,052	4,323	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	IDR	21,907,607	1,472,582	1,463,865	8,717	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	IDR	2,229,000	149,829	148,942	887	—
Expiring 09/21/22	Citibank, N.A.	IDR	33,129,360	2,256,000	2,208,631	47,369	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	7,758,822	536,683	517,257	19,426	—
Israeli Shekel,
Expiring 07/07/22	Bank of America, N.A.	ILS	3,215	962,546	920,676	41,870	—
Expiring 07/07/22	Bank of America, N.A.	ILS	870	260,471	249,141	11,330	—
Expiring 08/05/22	Bank of America, N.A.	ILS	3,215	921,467	922,386	—	(919)
Expiring 08/05/22	Bank of America, N.A.	ILS	870	249,355	249,604	—	(249)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	ILS	1,090	317,361	312,722	4,639	—
Expiring 09/21/22	Barclays Bank PLC	ILS	12,530	3,780,488	3,608,745	171,743	—
Expiring 09/21/22	Barclays Bank PLC	ILS	4,758	1,427,000	1,370,249	56,751	—
Expiring 09/21/22	Citibank, N.A.	ILS	12,530	3,783,914	3,608,746	175,168	—
Expiring 09/21/22	Citibank, N.A.	ILS	9,493	2,761,000	2,734,098	26,902	—
Expiring 09/21/22	Citibank, N.A.	ILS	6,180	1,858,000	1,780,010	77,990	—
Expiring 09/21/22	Citibank, N.A.	ILS	3,942	1,144,500	1,135,425	9,075	—
Expiring 09/21/22	Citibank, N.A.	ILS	3,915	1,144,500	1,127,646	16,854	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	8,652	2,483,000	2,491,918	—	(8,918)
Japanese Yen,
Expiring 07/07/22	Citibank, N.A.	JPY	6,622,833	50,947,613	48,830,617	2,116,996	—
Expiring 07/07/22	Citibank, N.A.	JPY	772,050	5,676,170	5,692,379	—	(16,209)
Expiring 07/07/22	Citibank, N.A.	JPY	228,300	1,694,311	1,683,272	11,039	—
Expiring 07/07/22	Citibank, N.A.	JPY	221,500	1,738,721	1,633,135	105,586	—
Expiring 07/07/22	Citibank, N.A.	JPY	221,500	1,739,608	1,633,135	106,473	—
Expiring 07/07/22	Deutsche Bank AG	JPY	228,300	1,700,970	1,683,272	17,698	—
Expiring 07/07/22	Deutsche Bank AG	JPY	225,600	1,701,595	1,663,365	38,230	—
Expiring 07/07/22	Deutsche Bank AG	JPY	114,000	838,549	840,530	—	(1,981)
Expiring 07/07/22	Deutsche Bank AG	JPY	114,000	838,496	840,530	—	(2,034)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	228,300	1,714,373	1,683,272	31,101	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	228,300	1,688,840	1,683,272	5,568	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	228,300	1,713,173	1,683,272	29,901	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	114,000	836,075	840,530	—	(4,455)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	113,400	855,708	836,106	19,602	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	112,800	854,259	831,682	22,577	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	111,300	870,797	820,623	50,174	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	7,100	52,929	52,349	580	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	JPY	847,850	6,865,042	6,255,853	609,189	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	JPY	73,232	558,000	540,343	17,657	—
Expiring 08/05/22	Citibank, N.A.	JPY	6,327,382	46,599,049	46,738,430	—	(139,381)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	503,098	3,717,985	3,716,231	1,754	—

SEE NOTES TO FINANCIAL STATEMENTS.
A130

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	38,524	$284,682	$284,564	$118	$—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	30,300	221,928	223,817	—	(1,889)
Malaysian Ringgit,
Expiring 07/07/22	Deutsche Bank AG	MYR	6,950	1,584,623	1,581,342	3,281	—
Expiring 08/05/22	Deutsche Bank AG	MYR	6,950	1,575,249	1,577,524	—	(2,275)
Mexican Peso,
Expiring 07/07/22	Citibank, N.A.	MXN	100,291	4,968,615	4,981,003	—	(12,388)
Expiring 07/07/22	Citibank, N.A.	MXN	33,866	1,710,698	1,681,972	28,726	—
Expiring 07/07/22	Citibank, N.A.	MXN	21,090	1,072,908	1,047,446	25,462	—
Expiring 07/07/22	Citibank, N.A.	MXN	17,060	849,813	847,293	2,520	—
Expiring 07/07/22	Citibank, N.A.	MXN	13,860	678,693	688,364	—	(9,671)
Expiring 07/07/22	Citibank, N.A.	MXN	10,250	505,374	509,071	—	(3,697)
Expiring 07/07/22	Citibank, N.A.	MXN	9,790	489,172	486,225	2,947	—
Expiring 07/07/22	Citibank, N.A.	MXN	9,550	464,846	474,306	—	(9,460)
Expiring 07/07/22	Citibank, N.A.	MXN	8,920	451,118	443,016	8,102	—
Expiring 07/07/22	Citibank, N.A.	MXN	8,490	426,139	421,660	4,479	—
Expiring 07/07/22	Citibank, N.A.	MXN	7,675	369,731	381,182	—	(11,451)
Expiring 07/07/22	Citibank, N.A.	MXN	7,675	369,737	381,183	—	(11,446)
Expiring 07/07/22	Citibank, N.A.	MXN	6,810	328,323	338,223	—	(9,900)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	16,930	846,449	840,837	5,612	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	10,160	508,135	504,601	3,534	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	10,110	510,339	502,119	8,220	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	7,970	395,966	395,834	132	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	6,760	343,198	335,738	7,460	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	6,750	342,722	335,242	7,480	—
Expiring 08/05/22	Citibank, N.A.	MXN	33,866	1,669,057	1,673,049	—	(3,992)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	MXN	4,440	219,050	219,345	—	(295)
New Taiwanese Dollar,
Expiring 07/07/22	Bank of America, N.A.	TWD	50,840	1,725,759	1,710,086	15,673	—
Expiring 07/07/22	Deutsche Bank AG	TWD	50,840	1,725,144	1,710,086	15,058	—
Expiring 07/07/22	Deutsche Bank AG	TWD	50,735	1,758,274	1,706,554	51,720	—
Expiring 07/07/22	Deutsche Bank AG	TWD	50,175	1,689,110	1,687,718	1,392	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	132,204	4,532,968	4,446,897	86,071	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	50,735	1,755,840	1,706,554	49,286	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	25,410	859,026	854,706	4,320	—
Expiring 08/05/22	Citibank, N.A.	TWD	121,084	4,066,428	4,082,158	—	(15,730)
Expiring 09/21/22	Citibank, N.A.	TWD	90,569	3,091,615	3,067,043	24,572	—
Expiring 09/21/22	Citibank, N.A.	TWD	61,003	2,076,000	2,065,827	10,173	—
Expiring 09/21/22	Goldman Sachs International	TWD	104,875	3,584,381	3,551,523	32,858	—
Expiring 09/21/22	HSBC Bank PLC	TWD	111,761	3,819,989	3,784,712	35,277	—
Expiring 09/21/22	HSBC Bank PLC	TWD	48,407	1,661,000	1,639,249	21,751	—
Expiring 09/21/22	HSBC Bank PLC	TWD	15,974	543,000	540,946	2,054	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	94,851	3,238,000	3,212,067	25,933	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	80,283	2,720,000	2,718,729	1,271	—
New Zealand Dollar,
Expiring 07/07/22	Bank of America, N.A.	NZD	2,765	1,722,872	1,726,843	—	(3,971)
Expiring 07/07/22	Citibank, N.A.	NZD	2,685	1,676,997	1,676,879	118	—
Expiring 07/07/22	Citibank, N.A.	NZD	1,330	867,627	830,633	36,994	—
Expiring 07/07/22	Citibank, N.A.	NZD	665	425,967	415,316	10,651	—
Expiring 07/07/22	Citibank, N.A.	NZD	306	198,312	191,108	7,204	—
Expiring 07/07/22	Citibank, N.A.	NZD	277	179,330	172,997	6,333	—
Expiring 07/07/22	Citibank, N.A.	NZD	273	176,748	170,499	6,249	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	10,756	6,977,041	6,717,509	259,532	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	4,840	3,139,539	3,022,755	116,784	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	2,730	1,705,145	1,704,983	162	—

SEE NOTES TO FINANCIAL STATEMENTS.
A131

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,350	$849,625	$843,123	$6,502	$—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,350	843,683	843,123	560	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,350	853,741	843,124	10,617	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,350	850,066	843,124	6,942	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,345	853,929	840,000	13,929	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,345	854,140	840,001	14,139	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,330	841,369	830,633	10,736	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,330	842,520	830,633	11,887	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,325	862,713	827,510	35,203	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	538	351,901	336,001	15,900	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	11,375	7,092,779	7,102,018	—	(9,239)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	1,690	1,053,784	1,055,157	—	(1,373)
Norwegian Krone,
Expiring 07/07/22	Citibank, N.A.	NOK	8,440	850,931	856,952	—	(6,021)
Expiring 07/07/22	Citibank, N.A.	NOK	5,380	570,315	546,256	24,059	—
Expiring 07/07/22	Citibank, N.A.	NOK	2,330	247,281	236,575	10,706	—
Expiring 07/07/22	Deutsche Bank AG	NOK	28,947	2,918,280	2,939,120	—	(20,840)
Expiring 07/07/22	Deutsche Bank AG	NOK	14,363	1,519,593	1,458,341	61,252	—
Expiring 07/07/22	Deutsche Bank AG	NOK	8,350	853,184	847,813	5,371	—
Expiring 07/07/22	Deutsche Bank AG	NOK	8,340	848,669	846,798	1,871	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NOK	8,090	848,088	821,414	26,674	—
Expiring 08/05/22	Deutsche Bank AG	NOK	14,363	1,448,774	1,459,247	—	(10,473)
Peruvian Nuevo Sol,
Expiring 07/07/22	Citibank, N.A.	PEN	3,552	964,536	927,028	37,508	—
Expiring 08/05/22	Citibank, N.A.	PEN	1,977	514,041	514,372	—	(331)
Philippine Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	17,120	322,047	311,200	10,847	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	PHP	11,185	203,208	202,895	313	—
Expiring 09/21/22	Citibank, N.A.	PHP	109,097	1,972,000	1,971,277	723	—
Polish Zloty,
Expiring 07/07/22	Bank of America, N.A.	PLN	1,910	426,425	425,810	615	—
Expiring 07/07/22	Bank of America, N.A.	PLN	1,665	373,809	371,190	2,619	—
Expiring 07/07/22	Citibank, N.A.	PLN	905	209,234	201,758	7,476	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	PLN	1,673	384,000	372,349	11,651	—
Expiring 08/05/22	Citibank, N.A.	PLN	2,295	507,190	509,486	—	(2,296)
Expiring 08/05/22	Citibank, N.A.	PLN	905	200,003	200,908	—	(905)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	PLN	1,355	300,017	300,807	—	(790)
Singapore Dollar,
Expiring 07/07/22	Citibank, N.A.	SGD	1,610	1,171,303	1,158,851	12,452	—
Expiring 07/07/22	Citibank, N.A.	SGD	994	723,152	715,465	7,687	—
Expiring 08/05/22	Citibank, N.A.	SGD	1,610	1,155,887	1,158,930	—	(3,043)
Expiring 08/05/22	Citibank, N.A.	SGD	498	357,535	358,476	—	(941)
South African Rand,
Expiring 07/07/22	Bank of America, N.A.	ZAR	19,040	1,175,316	1,169,524	5,792	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	13,500	863,823	829,232	34,591	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	8,230	538,436	505,524	32,912	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	8,120	509,075	498,768	10,307	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,510	342,172	338,449	3,723	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,410	339,189	332,307	6,882	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,310	343,545	326,165	17,380	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,290	338,326	324,936	13,390	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	5,290	335,639	324,936	10,703	—
Expiring 07/07/22	Citibank, N.A.	ZAR	120,890	7,360,839	7,425,617	—	(64,778)
Expiring 07/07/22	Citibank, N.A.	ZAR	3,750	235,297	230,342	4,955	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	13,780	843,846	846,431	—	(2,585)

SEE NOTES TO FINANCIAL STATEMENTS.
A132

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	13,410	$866,242	$823,703	$42,539	$—
Expiring 09/21/22	Deutsche Bank AG	ZAR	23,657	1,445,000	1,441,860	3,140	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	2,782	171,024	169,529	1,495	—
South Korean Won,
Expiring 07/07/22	Bank of America, N.A.	KRW	1,081,100	854,841	838,839	16,002	—
Expiring 07/07/22	Citibank, N.A.	KRW	2,189,870	1,706,171	1,699,148	7,023	—
Expiring 07/07/22	Deutsche Bank AG	KRW	2,189,870	1,697,969	1,699,148	—	(1,179)
Expiring 07/07/22	Deutsche Bank AG	KRW	2,161,250	1,713,918	1,676,942	36,976	—
Expiring 07/07/22	Deutsche Bank AG	KRW	1,080,630	856,046	838,474	17,572	—
Expiring 07/07/22	Deutsche Bank AG	KRW	1,077,900	864,048	836,356	27,692	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	8,426,411	6,713,095	6,538,158	174,937	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	3,144,790	2,505,370	2,440,083	65,287	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	428,960	330,478	332,836	—	(2,358)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	326,210	251,958	253,110	—	(1,152)
Expiring 08/05/22	Citibank, N.A.	KRW	7,261,068	5,587,758	5,636,802	—	(49,044)
Expiring 08/05/22	Citibank, N.A.	KRW	2,205,250	1,697,051	1,711,946	—	(14,895)
Expiring 09/21/22	BNP Paribas S.A.	KRW	3,934,772	3,166,589	3,058,903	107,686	—
Expiring 09/21/22	Goldman Sachs International	KRW	3,040,860	2,360,000	2,363,973	—	(3,973)
Expiring 09/21/22	HSBC Bank PLC	KRW	2,298,046	1,778,000	1,786,507	—	(8,507)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	3,343,408	2,578,000	2,599,175	—	(21,175)
Swedish Krona,
Expiring 07/07/22	Citibank, N.A.	SEK	8,490	866,891	830,109	36,782	—
Expiring 07/07/22	Citibank, N.A.	SEK	8,490	865,345	830,109	35,236	—
Expiring 07/07/22	Citibank, N.A.	SEK	5,511	560,712	538,838	21,874	—
Expiring 07/07/22	Citibank, N.A.	SEK	2,376	230,621	232,314	—	(1,693)
Expiring 07/07/22	Deutsche Bank AG	SEK	8,620	847,353	842,819	4,534	—
Expiring 07/07/22	Deutsche Bank AG	SEK	5,610	568,843	548,517	20,326	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SEK	3,380	346,886	330,480	16,406	—
Expiring 08/05/22	Citibank, N.A.	SEK	5,511	535,386	539,419	—	(4,033)
Expiring 08/05/22	Citibank, N.A.	SEK	3,700	363,095	362,158	937	—
Swiss Franc,
Expiring 07/07/22	Citibank, N.A.	CHF	835	869,110	875,009	—	(5,899)
Expiring 07/07/22	Citibank, N.A.	CHF	830	862,694	869,770	—	(7,076)
Expiring 07/07/22	Citibank, N.A.	CHF	815	842,735	854,051	—	(11,316)
Expiring 07/07/22	Deutsche Bank AG	CHF	840	843,088	880,249	—	(37,161)
Expiring 07/07/22	Deutsche Bank AG	CHF	840	843,488	880,249	—	(36,761)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	1,810	1,883,862	1,896,725	—	(12,863)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	835	871,341	875,008	—	(3,667)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	835	872,511	875,009	—	(2,498)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	835	859,294	875,009	—	(15,715)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	820	851,107	859,290	—	(8,183)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	810	848,615	848,811	—	(196)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	55	54,964	57,635	—	(2,671)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	50	51,436	52,396	—	(960)
Expiring 07/19/22	Barclays Bank PLC	CHF	1,488	1,601,905	1,560,770	41,135	—
Expiring 07/19/22	Barclays Bank PLC	CHF	525	564,987	550,479	14,508	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CHF	260	271,466	272,194	—	(728)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CHF	1,810	1,894,897	1,900,353	—	(5,456)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CHF	625	654,315	656,199	—	(1,884)
Thai Baht,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	32,770	954,011	927,107	26,904	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	27,810	809,614	786,782	22,832	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	THB	32,770	927,147	928,354	—	(1,207)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	THB	27,810	786,816	787,841	—	(1,025)
Expiring 09/21/22	Goldman Sachs International	THB	49,149	1,439,000	1,395,625	43,375	—

SEE NOTES TO FINANCIAL STATEMENTS.
A133

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/21/22	Goldman Sachs International	THB	43,908	$1,279,978	$1,246,812	$33,166	$—
Expiring 09/21/22	HSBC Bank PLC	THB	82,204	2,359,000	2,334,249	24,751	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	230,910	6,766,786	6,556,864	209,922	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	129,887	3,737,211	3,688,236	48,975	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	102,353	2,888,000	2,906,390	—	(18,390)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	94,274	2,683,000	2,676,981	6,019	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	58,733	1,712,022	1,667,759	44,263	—
Turkish Lira,
Expiring 07/07/22	Bank of America, N.A.	TRY	12,256	710,740	732,415	—	(21,675)
Expiring 07/07/22	Deutsche Bank AG	TRY	4,940	280,762	295,213	—	(14,451)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TRY	10,025	572,694	599,091	—	(26,397)
Expiring 08/05/22	Bank of America, N.A.	TRY	5,882	344,783	344,444	339	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TRY	6,264	354,882	349,523	5,359	—

				$1,016,363,454	$998,829,298	19,523,776	(1,989,620)

						$20,876,744	$(9,157,010)

Cross currency exchange contracts outstanding at June 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/22	Buy	EUR	536	HUF	202,110	$29,813	$—	HSBC Bank PLC
07/19/22	Buy	EUR	537	CZK	13,736	—	(16,784)	HSBC Bank PLC
07/19/22	Buy	HUF	210,821	EUR	550	—	(21,546)	JPMorgan Chase Bank, N.A.

						$29,813	$(38,330)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/27	1.000%(Q)	500	$168,526	$1,170	$167,356	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D01)	06/20/27	1.000%(Q)	500	(7,058)	1,170	(8,228)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D01)	06/20/27	1.000%(Q)	750	1,160	1,754	(594)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D01)	06/20/27	1.000%(Q)	3,000	250,773	7,018	243,755	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D01)	06/20/27	1.000%(Q)	500	(6,608)	1,170	(7,778)	Morgan Stanley & Co. International PLC
People’s Republic of China (D01)	06/20/27	1.000%(Q)	3,000	(20,398)	7,018	(27,416)	Morgan Stanley & Co. International PLC
Republic of Argentina (D01)	06/20/27	1.000%(Q)	500	390,564	1,170	389,394	Morgan Stanley & Co. International PLC
Republic of Chile (D01)	06/20/27	1.000%(Q)	750	4,152	1,754	2,398	Morgan Stanley & Co. International PLC
Republic of Colombia (D01)	06/20/27	1.000%(Q)	1,500	124,482	3,509	120,973	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.
A134

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Indonesia (D01)	06/20/27	1.000%(Q)	2,250	$42,774	$5,263	$37,511	Morgan Stanley & Co. International PLC
Republic of Panama (D01)	06/20/27	1.000%(Q)	500	7,366	1,170	6,196	Morgan Stanley & Co. International PLC
Republic of Peru (D01)	06/20/27	1.000%(Q)	750	8,086	1,754	6,332	Morgan Stanley & Co. International PLC
Republic of Philippines (D01)	06/20/27	1.000%(Q)	500	6,120	1,170	4,950	Morgan Stanley & Co. International PLC
Republic of South Africa (D01)	06/20/27	1.000%(Q)	3,000	275,952	7,018	268,934	Morgan Stanley & Co. International PLC
Republic of Turkey (D01)	06/20/27	1.000%(Q)	3,000	806,251	7,018	799,233	Morgan Stanley & Co. International PLC
Republic of Ukraine (D01)	06/20/27	1.000%(Q)	500	390,518	1,170	389,348	Morgan Stanley & Co. International PLC
State of Qatar (D01)	06/20/27	1.000%(Q)	500	(6,951)	1,170	(8,121)	Morgan Stanley & Co. International PLC
United Mexican States (D01)	06/20/27	1.000%(Q)	3,000	100,139	7,018	93,121	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D02)	06/20/27	1.000%(Q)	500	168,526	1,170	167,356	Citibank, N.A.
Emirate of Abu Dhabi (D02)	06/20/27	1.000%(Q)	500	(7,058)	1,170	(8,228)	Citibank, N.A.
Federation of Malaysia (D02)	06/20/27	1.000%(Q)	750	1,160	1,754	(594)	Citibank, N.A.
Federative Republic of Brazil (D02)	06/20/27	1.000%(Q)	3,000	250,773	7,018	243,755	Citibank, N.A.
Kingdom of Saudi Arabia (D02)	06/20/27	1.000%(Q)	500	(6,608)	1,170	(7,778)	Citibank, N.A.
People’s Republic of China (D02)	06/20/27	1.000%(Q)	3,000	(20,398)	7,018	(27,416)	Citibank, N.A.
Republic of Argentina (D02)	06/20/27	1.000%(Q)	500	390,564	1,170	389,394	Citibank, N.A.
Republic of Chile (D02)	06/20/27	1.000%(Q)	750	4,152	1,754	2,398	Citibank, N.A.
Republic of Colombia (D02)	06/20/27	1.000%(Q)	1,500	124,482	3,509	120,973	Citibank, N.A.
Republic of Indonesia (D02)	06/20/27	1.000%(Q)	2,250	42,774	5,263	37,511	Citibank, N.A.
Republic of Panama (D02)	06/20/27	1.000%(Q)	500	7,366	1,170	6,196	Citibank, N.A.
Republic of Peru (D02)	06/20/27	1.000%(Q)	750	8,086	1,754	6,332	Citibank, N.A.
Republic of Philippines (D02)	06/20/27	1.000%(Q)	500	6,120	1,170	4,950	Citibank, N.A.
Republic of South Africa (D02)	06/20/27	1.000%(Q)	3,000	275,952	7,018	268,934	Citibank, N.A.
Republic of Turkey (D02)	06/20/27	1.000%(Q)	3,000	806,251	7,018	799,233	Citibank, N.A.
Republic of Ukraine (D02)	06/20/27	1.000%(Q)	500	390,518	1,170	389,348	Citibank, N.A.
State of Qatar (D02)	06/20/27	1.000%(Q)	500	(6,951)	1,170	(8,121)	Citibank, N.A.
United Mexican States (D02)	06/20/27	1.000%(Q)	3,000	100,139	7,018	93,121	Citibank, N.A.
Arab Republic of Egypt (D03)	06/20/27	1.000%(Q)	1,000	337,051	2,339	334,712	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D03)	06/20/27	1.000%(Q)	1,000	(14,117)	2,339	(16,456)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D03)	06/20/27	1.000%(Q)	1,500	2,321	3,509	(1,188)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D03)	06/20/27	1.000%(Q)	6,000	501,545	14,035	487,510	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D03)	06/20/27	1.000%(Q)	1,000	(13,217)	2,339	(15,556)	Morgan Stanley & Co. International PLC
People’s Republic of China (D03)	06/20/27	1.000%(Q)	6,000	(40,796)	14,035	(54,831)	Morgan Stanley & Co. International PLC
Republic of Argentina (D03)	06/20/27	1.000%(Q)	1,000	781,126	2,339	778,787	Morgan Stanley & Co. International PLC
Republic of Chile (D03)	06/20/27	1.000%(Q)	1,500	8,304	3,509	4,795	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.
A135

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Colombia (D03)	06/20/27	1.000%(Q)	3,000	$248,964	$7,018	$241,946	Morgan Stanley & Co. International PLC
Republic of Indonesia (D03)	06/20/27	1.000%(Q)	4,500	85,548	10,526	75,022	Morgan Stanley & Co. International PLC
Republic of Panama (D03)	06/20/27	1.000%(Q)	1,000	14,731	2,339	12,392	Morgan Stanley & Co. International PLC
Republic of Peru (D03)	06/20/27	1.000%(Q)	1,500	16,173	3,509	12,664	Morgan Stanley & Co. International PLC
Republic of Philippines (D03)	06/20/27	1.000%(Q)	1,000	12,240	2,339	9,901	Morgan Stanley & Co. International PLC
Republic of South Africa (D03)	06/20/27	1.000%(Q)	6,000	551,904	14,035	537,869	Morgan Stanley & Co. International PLC
Republic of Turkey (D03)	06/20/27	1.000%(Q)	6,000	1,612,502	14,035	1,598,467	Morgan Stanley & Co. International PLC
Republic of Ukraine (D03)	06/20/27	1.000%(Q)	1,000	781,036	2,339	778,697	Morgan Stanley & Co. International PLC
State of Qatar (D03)	06/20/27	1.000%(Q)	1,000	(13,903)	2,339	(16,242)	Morgan Stanley & Co. International PLC
United Mexican States (D03)	06/20/27	1.000%(Q)	6,000	200,276	14,035	186,241	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D04)	06/20/27	1.000%(Q)	200	67,410	215	67,195	Barclays Bank PLC
Emirate of Abu Dhabi (D04)	06/20/27	1.000%(Q)	200	(2,823)	215	(3,038)	Barclays Bank PLC
Federation of Malaysia (D04)	06/20/27	1.000%(Q)	300	464	322	142	Barclays Bank PLC
Federative Republic of Brazil (D04)	06/20/27	1.000%(Q)	1,200	100,309	1,289	99,020	Barclays Bank PLC
Kingdom of Saudi Arabia (D04)	06/20/27	1.000%(Q)	200	(2,643)	215	(2,858)	Barclays Bank PLC
People’s Republic of China (D04)	06/20/27	1.000%(Q)	1,200	(8,159)	1,289	(9,448)	Barclays Bank PLC
Republic of Argentina (D04)	06/20/27	1.000%(Q)	200	156,225	215	156,010	Barclays Bank PLC
Republic of Chile (D04)	06/20/27	1.000%(Q)	300	1,660	322	1,338	Barclays Bank PLC
Republic of Colombia (D04)	06/20/27	1.000%(Q)	600	49,793	645	49,148	Barclays Bank PLC
Republic of Indonesia (D04)	06/20/27	1.000%(Q)	900	17,110	967	16,143	Barclays Bank PLC
Republic of Panama (D04)	06/20/27	1.000%(Q)	200	2,946	215	2,731	Barclays Bank PLC
Republic of Peru (D04)	06/20/27	1.000%(Q)	300	3,234	322	2,912	Barclays Bank PLC
Republic of Philippines (D04)	06/20/27	1.000%(Q)	200	2,448	215	2,233	Barclays Bank PLC
Republic of South Africa (D04)	06/20/27	1.000%(Q)	1,200	110,381	1,289	109,092	Barclays Bank PLC
Republic of Turkey (D04)	06/20/27	1.000%(Q)	1,200	322,500	1,289	321,211	Barclays Bank PLC
Republic of Ukraine (D04)	06/20/27	1.000%(Q)	200	156,207	215	155,992	Barclays Bank PLC
State of Qatar (D04)	06/20/27	1.000%(Q)	200	(2,780)	215	(2,995)	Barclays Bank PLC
United Mexican States (D04)	06/20/27	1.000%(Q)	1,200	40,055	1,289	38,766	Barclays Bank PLC
Arab Republic of Egypt (D05)	06/20/27	1.000%(Q)	500	168,526	1,170	167,356	Citibank, N.A.
Emirate of Abu Dhabi (D05)	06/20/27	1.000%(Q)	500	(7,058)	1,170	(8,228)	Citibank, N.A.
Federation of Malaysia (D05)	06/20/27	1.000%(Q)	750	1,160	1,754	(594)	Citibank, N.A.
Federative Republic of Brazil (D05)	06/20/27	1.000%(Q)	3,000	250,773	7,018	243,755	Citibank, N.A.
Kingdom of Saudi Arabia (D05)	06/20/27	1.000%(Q)	500	(6,608)	1,170	(7,778)	Citibank, N.A.
People’s Republic of China (D05)	06/20/27	1.000%(Q)	3,000	(20,398)	7,018	(27,416)	Citibank, N.A.
Republic of Argentina (D05)	06/20/27	1.000%(Q)	500	390,564	1,170	389,394	Citibank, N.A.
Republic of Chile (D05)	06/20/27	1.000%(Q)	750	4,152	1,754	2,398	Citibank, N.A.
Republic of Colombia (D05)	06/20/27	1.000%(Q)	1,500	124,482	3,509	120,973	Citibank, N.A.
Republic of Indonesia (D05)	06/20/27	1.000%(Q)	2,250	42,774	5,263	37,511	Citibank, N.A.
Republic of Panama (D05)	06/20/27	1.000%(Q)	500	7,366	1,170	6,196	Citibank, N.A.
Republic of Peru (D05)	06/20/27	1.000%(Q)	750	8,086	1,754	6,332	Citibank, N.A.
Republic of Philippines (D05)	06/20/27	1.000%(Q)	500	6,120	1,170	4,950	Citibank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.
A136

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of South Africa (D05)	06/20/27	1.000%(Q)	3,000	$275,952	$7,018	$268,934	Citibank, N.A.
Republic of Turkey (D05)	06/20/27	1.000%(Q)	3,000	806,251	7,018	799,233	Citibank, N.A.
Republic of Ukraine (D05)	06/20/27	1.000%(Q)	500	390,518	1,170	389,348	Citibank, N.A.
State of Qatar (D05)	06/20/27	1.000%(Q)	500	(6,951)	1,170	(8,121)	Citibank, N.A.
United Mexican States (D05)	06/20/27	1.000%(Q)	3,000	100,139	7,018	93,121	Citibank, N.A.

				$13,693,569	$303,153	$13,390,416

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.37.V1 (D01)	06/20/27	1.000%(Q)	25,000	3.388%	$(2,502,369)	$(83,248)	$(2,419,121)	Morgan Stanley & Co. International PLC
CDX.EM.37.V1 (D02)	06/20/27	1.000%(Q)	25,000	3.388%	(2,502,369)	(83,248)	(2,419,121)	Citibank, N.A.
CDX.EM.37.V1 (D03)	06/20/27	1.000%(Q)	50,000	3.388%	(5,004,737)	(166,496)	(4,838,241)	Morgan Stanley & Co. International PLC
CDX.EM.37.V1 (D04)	06/20/27	1.000%(Q)	10,000	3.388%	(1,000,948)	(18,480)	(982,468)	Barclays Bank PLC
CDX.EM.37.V1 (D05)	06/20/27	1.000%(Q)	25,000	3.388%	(2,502,369)	(83,248)	(2,419,121)	Citibank, N.A.

					$(13,512,792)	$(434,720)	$(13,078,072)

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D05).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	09/20/22	1.000%(Q)	600	$185,646	$89,836	$95,810	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	1,520	763,492	618,653	144,839	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	1,085	544,993	433,491	111,502	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	606	362,562	383,641	(21,079)	Barclays Bank PLC
Russian Federation	12/20/25	1.000%(Q)	200	149,731	119,190	30,541	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)	300	224,597	213,756	10,841	Citibank, N.A.
Russian Federation	06/20/29	1.000%(Q)	2,000	1,497,315	1,174,336	322,979	Morgan Stanley & Co. International PLC
Russian Federation	12/20/31	1.000%(Q)	2,200	1,647,048	1,469,156	177,892	HSBC Bank PLC

				$5,375,384	$4,502,059	$873,325

SEE NOTES TO FINANCIAL STATEMENTS.
A137

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Comision Federal de Electricidad	12/20/22	1.000%(Q)	310	1.407%	$(512)	$738	$(1,250)	Citibank, N.A.
Republic of Estonia	12/20/26	1.000%(Q)	250	0.636%	3,883	2,119	1,764	JPMorgan Chase Bank, N.A.
Republic of Panama	06/20/29	1.000%(Q)	2,500	1.617%	(92,651)	(12,292)	(80,359)	Morgan Stanley & Co. International PLC
Russian Federation	03/20/25	1.000%(Q)	200	*	(149,731)	(116,955)	(32,776)	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)	300	*	(224,597)	(215,200)	(9,397)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/30	1.000%(Q)	2,200	*	(1,647,048)	(1,468,903)	(178,145)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	2,000	*	(1,497,315)	(1,205,497)	(291,818)	Morgan Stanley & Co. International PLC
State of Israel	09/20/22	1.000%(Q)	300	0.112%	687	610	77	HSBC Bank PLC

					$(3,607,284)	$(3,015,380)	$(591,904)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	145,900	$(1,397,992)	$1,675	$1,399,667
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	21,555	14,889	247	(14,642)

				$(1,383,103)	$1,922	$1,385,025

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold

SEE NOTES TO FINANCIAL STATEMENTS.
A138

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	2,145	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$11,962	$—	$11,962	JPMorgan Chase Bank, N.A.
EUR	961	03/15/27	3.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(3,754)	—	(3,754)	Goldman Sachs International
EUR	960	03/15/27	3.525%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(7,982)	—	(7,982)	Goldman Sachs International
EUR	505	03/15/32	2.608%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	4,879	—	4,879	JPMorgan Chase Bank, N.A.
EUR	500	03/15/32	2.705%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(644)	—	(644)	JPMorgan Chase Bank, N.A.

					$4,461	$—	$4,461

Interest rate swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	2,488	09/18/27	3.500%(Q)	3 Month BBSW(2)(Q)	$357	$(17,780)	$(18,137)
AUD	3,315	12/21/27	4.031%(S)	6 Month BBSW(2)(S)	(42,353)	3,134	45,487
AUD	4,060	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	379,516	(283,767)	(663,283)
AUD	797	12/21/32	4.094%(S)	6 Month BBSW(2)(S)	(13,463)	(3,584)	9,879
CAD	3,360	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	58,456	(35,834)	(94,290)
CAD	3,505	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	143,098	(101,138)	(244,236)
CAD	2,446	06/19/27	2.219%(S)	3 Month CDOR(2)(S)	(64,711)	(61,730)	2,981
CAD	1,435	12/21/27	3.594%(S)	3 Month CDOR(1)(S)	21,322	(3,384)	(24,706)
CAD	738	12/21/32	3.875%(S)	3 Month CDOR(2)(S)	4,506	7,782	3,276
CAD	1,330	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	122,110	(143,582)	(265,692)
CAD	2,020	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	220,965	(224,732)	(445,697)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(244,560)	(244,560)
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(37,127)	(37,127)
CNH	89,460	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(108)	(15,341)	(15,233)
CNH	119,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(425)	(60,399)	(59,974)
COP	952,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(43,882)	(43,882)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(138,908)	(138,908)
DKK	4,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)	(32,871)	(48,949)	(16,078)
EUR	34,170	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(696,438)	(696,438)
EUR	18,860	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(828,583)	(828,583)
EUR	1,611	12/18/27	2.000%(A)	6 Month EURIBOR(2)(S)	(16,354)	(6,852)	9,502
EUR	2,161	12/21/27	1.938%(A)	6 Month EURIBOR(2)(S)	(42,273)	(5,614)	36,659
EUR	484	12/21/32	2.125%(A)	6 Month EURIBOR(2)(S)	(12,936)	(8,030)	4,906
EUR	869	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(61,683)	(61,683)
EUR	1,775	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	102,600	102,600
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	138,344	138,344
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(143,277)	(143,277)
EUR	2,303	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	323,954	323,954
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(336,167)	(336,167)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	—	(391,874)	(391,874)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	101,464	101,464
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(105,948)	(105,948)
EUR	895	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	(20,151)	(31,338)	(11,187)
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(64,763)	119,960	184,723

SEE NOTES TO FINANCIAL STATEMENTS.
A139

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	$(79,241)	$387,669	$466,910
GBP	145	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	6,877	11,454	4,577
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	336,565	515,057	178,492
GBP	1,408	12/18/27	2.313%(A)	1 Day SONIA(1)(A)	13,166	173	(12,993)
GBP	897	12/21/27	2.531%(A)	1 Day SONIA(1)(A)	16,986	(1,601)	(18,587)
GBP	3,543	12/07/30	1.009%(A)	1 Day SONIA(2)(A)	—	(425,170)	(425,170)
GBP	12,470	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(960,868)	1,416,897	2,377,765
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(13,825)	68,175	82,000
GBP	998	12/15/32	2.031%(A)	1 Day SONIA(1)(A)	15,491	6,755	(8,736)
GBP	435	12/21/32	2.281%(A)	1 Day SONIA(1)(A)	16,150	2,808	(13,342)
GBP	1,680	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	253,081	(311,093)	(564,174)
GBP	880	05/08/42	1.250%(A)	1 Day SONIA(1)(A)	48,160	168,357	120,197
GBP	4,140	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	787,038	(882,689)	(1,669,727)
HUF	70,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(59,385)	(59,385)
ILS	1,445	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(56,012)	(56,012)
JPY	965,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	5,087	(6,496)	(11,583)
JPY	280,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)	(4,032)	(5,996)	(1,964)
JPY	1,390,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	29,451	(92,364)	(121,815)
JPY	198,766	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(7,912)	(14,197)	(6,285)
JPY	205,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)	15,896	20,125	4,229
JPY	870,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	8,330	(124,846)	(133,176)
JPY	930,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	14,875	(264,049)	(278,924)
JPY	5,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)	1,021	1,559	538
JPY	62,999	12/21/32	0.375%(A)	1 Day TONAR(1)(A)	11,874	7,260	(4,614)
JPY	730,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	18,885	(349,663)	(368,548)
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	21,736	(424,297)	(446,033)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)	—	(42,320)	(42,320)
JPY	30,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)	(18,964)	(22,995)	(4,031)
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	43,018	(313,711)	(356,729)
JPY	387,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	48,292	(407,611)	(455,903)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)	—	(42,462)	(42,462)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)	(11,722)	(22,094)	(10,372)
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(574,767)	(574,767)
MXN	13,200	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)	—	2,359	2,359
MXN	41,423	06/02/32	7.970%(M)	28 Day Mexican Interbank Rate(2)(M)	24,906	(125,809)	(150,715)
NOK	10,697	09/21/27	2.406%(A)	6 Month NIBOR(1)(S)	6,574	44,267	37,693
NOK	17,805	12/18/27	3.285%(A)	6 Month NIBOR(1)(S)	—	(2,323)	(2,323)
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(28,453)	(28,453)
NOK	12,027	09/15/32	2.375%(A)	6 Month NIBOR(1)(S)	1,232	44,088	42,856
NOK	5,369	12/21/32	1.750%(A)	6 Month NIBOR(1)(S)	2,513	4,523	2,010
NZD	2,683	06/19/27	3.130%(S)	3 Month BBR(1)(Q)	1,602	39,262	37,660
NZD	1,894	09/21/27	3.281%(S)	3 Month BBR(2)(Q)	40,729	43,172	2,443
NZD	795	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(81,815)	(81,815)
NZD	883	09/21/32	3.703%(S)	3 Month BBR(1)(Q)	—	19,958	19,958
NZD	2,318	12/15/32	4.165%(S)	3 Month BBR(1)(Q)	—	2,664	2,664
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)	—	(54,625)	(54,625)
SEK	22,802	12/21/27	2.844%(A)	3 Month STIBOR(2)(Q)	(18,047)	(2,042)	16,005
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)	—	(132,009)	(132,009)
SEK	12,286	09/15/32	2.594%(A)	3 Month STIBOR(1)(Q)	491	14,731	14,240
SEK	5,389	09/21/32	2.281%(A)	3 Month STIBOR(2)(Q)	466	(25,925)	(26,391)
SGD	1,200	07/29/31	1.120%(S)	6 Month SIBOR(2)(S)	(4,679)	(131,285)	(126,606)
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)	—	(135,960)	(135,960)
	17,246	05/18/25	2.751%(A)	1 Day SOFR(1)(A)	—	(13,816)	(13,816)
	8,625	05/18/25	2.774%(A)	1 Day SOFR(2)(A)	—	(3,140)	(3,140)
	8,625	05/18/25	2.776%(A)	1 Day SOFR(2)(A)	—	(2,734)	(2,734)
	7,560	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(155,044)	(155,044)
	8,470	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(169,622)	(169,622)
	4,234	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(84,497)	(84,497)
	9,981	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(197,006)	(197,006)

SEE NOTES TO FINANCIAL STATEMENTS.
A140

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	9,164	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	$—	$(224,603)	$(224,603)
	7,640	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(183,532)	(183,532)
	7,640	03/20/26	1.349%(A)	1 Day SOFR(2)(A)	—	(174,015)	(174,015)
	7,620	03/20/26	1.353%(A)	1 Day SOFR(2)(A)	—	(172,995)	(172,995)
	7,655	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(173,576)	(173,576)
	4,585	03/20/26	1.377%(A)	1 Day SOFR(2)(A)	—	(102,138)	(102,138)
	1,530	03/20/26	1.379%(A)	1 Day SOFR(2)(A)	—	(34,026)	(34,026)
	7,608	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(168,704)	(168,704)
	7,605	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	—	(166,247)	(166,247)
	18,867	03/20/26	2.693%(A)	1 Day SOFR(2)(A)	—	39,769	39,769
	1,834	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	15,957	61,268	45,311
	2,355	12/21/27	2.844%(A)	1 Day SOFR(2)(A)	(39,442)	7,450	46,892
	3,453	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	282,879	282,879
	17	09/21/32	2.000%(A)	1 Day SOFR(1)(A)	1,324	1,168	(156)
	3,844	05/18/33	2.602%(A)	1 Day SOFR(2)(A)	—	55,543	55,543
	1,920	05/18/33	2.741%(A)	1 Day SOFR(1)(A)	—	4,974	4,974
	1,920	05/18/33	2.743%(A)	1 Day SOFR(1)(A)	—	4,635	4,635
	1,610	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	149,917	149,917
	1,805	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	166,643	166,643
	905	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	83,023	83,023
	2,130	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	195,225	195,225
	1,941	03/20/34	1.407%(A)	1 Day SOFR(1)(A)	—	219,460	219,460
	1,615	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	177,248	177,248
	1,610	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	175,729	175,729
	1,620	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	175,808	175,808
	1,615	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	173,785	173,785
	1,608	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	172,898	172,898
	1,610	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	172,687	172,687
	970	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	103,570	103,570
	325	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	34,512	34,512
	2,715	03/20/34	2.745%(A)	1 Day SOFR(1)(A)	—	4,123	4,123
	3,322	03/20/34	2.751%(A)	1 Day SOFR(1)(A)	—	3,384	3,384
ZAR	138,000	08/06/31	7.185%(Q)	3 Month JIBAR(2)(Q)	(4,126)	(909,032)	(904,906)
ZAR	21,000	11/05/31	7.625%(Q)	3 Month JIBAR(2)(Q)	(141)	(105,621)	(105,480)
ZAR	38,571	06/15/32	8.130%(Q)	3 Month JIBAR(2)(Q)	26,685	(142,034)	(168,719)

					$1,311,381	$(6,342,698)	$(7,654,079)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	291,145	09/15/26	2.632%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$145,572	$—	$145,572	JPMorgan Chase Bank, N.A.
CNH	8,743	12/15/26	2.422%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(7,994)	—	(7,994)	BNP Paribas S.A.
CNH	4,570	12/15/26	2.514%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,571)	—	(1,571)	Citibank, N.A.
CNH	5,790	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,052)	—	(1,052)	JPMorgan Chase Bank, N.A.
CNH	2,860	03/16/27	2.370%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4,084)	—	(4,084)	JPMorgan Chase Bank, N.A.
CNH	7,292	03/16/27	2.679%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4,320	—	4,320	JPMorgan Chase Bank, N.A.
CNH	12,341	06/15/27	2.464%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(11,864)	—	(11,864)	Standard Chartered Bank
CNH	11,179	06/15/27	2.518%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6,614)	—	(6,614)	Citibank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.
A141

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements (cont’d.):
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	$(81,235)	$(114)	$(81,121)	HSBC Bank PLC

					$35,478	$(114)	$35,592

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg Commodity Index(Q)	US Treasury Bill - 3 Month Auction Avg Discount + 8pbs(Q)	Merrill Lynch International	03/31/23	44,573	$(2,266)	$—	$(2,266)
MSCI EMLA Net Total Return USD Index(Q)	1 Day USOIS - 35bps(Q)	Morgan Stanley Capital Services LLC	07/20/22	25,298	(4,769,080)	—	(4,769,080)

					$(4,771,346)	$—	$(4,771,346)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$4,808,679	$(3,453,681)	$14,732,417	$(18,869,945)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$6,753,626
Goldman Sachs & Co. LLC	210,000	74,298,008
J.P. Morgan Securities LLC	—	14,390,464
Morgan Stanley & Co. LLC	—	847,149

Total	$210,000	$96,289,247

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.
A142

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$1,869,752,441	$—	$—
Common Stocks	2,531,686,600	780,720,255	6
Exchange-Traded Funds	320,966,321	—	—
Preferred Stocks	177,548	4,115,060	—
Rights	—	1,658	—
Asset-Backed Securities
Automobiles	—	10,753,440	—
Collateralized Debt Obligation	—	1,163,923	—
Collateralized Loan Obligations	—	438,997,980	—
Consumer Loans	—	6,656,759	—
Credit Cards	—	127,969	—
Equipment	—	249,824	—
Home Equity Loans	—	79,112	—
Manufactured Housing	—	96,418	—
Other	—	574,674	—
Residential Mortgage-Backed Securities	—	477,875	—
Student Loans	—	1,006,680	—
Bank Loans	—	8,493,477	—
Commercial Mortgage-Backed Securities	—	37,147,762	—
Corporate Bonds	—	414,974,196	—
Municipal Bonds	—	2,114,140	—
Residential Mortgage-Backed Securities	—	7,236,184	557,773
Sovereign Bonds	—	236,564,974	—
U.S. Government Agency Obligations	—	64,859,991	—
U.S. Treasury Obligations	—	212,086,324	—
Short-Term Investments
Affiliated Mutual Funds	1,608,117,108	—	—
Commercial Paper	—	4,198,062	—
Foreign Treasury Obligations	—	13,559,735	—
U.S. Treasury Obligations	—	79,759,880	—
Unaffiliated Fund	10,803,566	—	—
Options Purchased	—	1,768,693	—

Total	$6,341,503,584	$2,327,785,045	$557,779

Liabilities
Options Written	$—	$(599,938)	$—

Other Financial Instruments*
Assets
Futures Contracts	$11,921,931	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	20,876,744	—
OTC Cross Currency Exchange Contracts	—	29,813	—
OTC Packaged Credit Default Swap Agreements	—	13,915,052	—
Centrally Cleared Credit Default Swap Agreement	—	1,399,667	—
OTC Credit Default Swap Agreements	—	5,379,954	—
OTC Inflation Swap Agreements.	—	16,841	—
Centrally Cleared Interest Rate Swap Agreements	—	6,864,386	—
OTC Interest Rate Swap Agreements	—	149,892	—

Total	$11,921,931	$48,632,349	$—

Liabilities
Futures Contracts	$(2,424,238)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(9,157,010)	—
OTC Cross Currency Exchange Contracts	—	(38,330)	—
OTC Packaged Credit Default Swap Agreements	—	(13,734,275)	—
Centrally Cleared Credit Default Swap Agreement	—	(14,642)	—

SEE NOTES TO FINANCIAL STATEMENTS.
A143

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Credit Default Swap Agreements	$—	$(3,611,854)	$—
OTC Inflation Swap Agreements	—	(12,380)	—
Centrally Cleared Interest Rate Swap Agreements	—	(14,518,465)	—
OTC Interest Rate Swap Agreements	—	(114,414)	—
OTC Total Return Swap Agreements	—	(4,771,346)	—

Total	$(2,424,238)	$(45,972,716)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	40.6%
Collateralized Loan Obligations	5.1
Exchange-Traded Funds	3.7
U.S. Treasury Obligations	3.4
Banks	2.9
Sovereign Bonds	2.8
Pharmaceuticals	2.7
Software	2.6
Oil, Gas & Consumable Fuels	2.0
Technology Hardware, Storage & Peripherals	1.7
Semiconductors & Semiconductor Equipment	1.6
IT Services	1.5
Interactive Media & Services	1.3
Insurance	1.3
Capital Markets	1.2
Health Care Providers & Services	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Automobiles	1.1
Health Care Equipment & Supplies	1.0
Electric Utilities	0.8
Diversified Financial Services	0.8
Chemicals	0.8
Hotels, Restaurants & Leisure	0.8
Biotechnology	0.8
U.S. Government Agency Obligations	0.8
Internet & Direct Marketing Retail	0.8
Aerospace & Defense	0.7
Beverages	0.7
Food Products	0.7
Specialty Retail	0.7
Food & Staples Retailing	0.7
Machinery	0.7
Metals & Mining	0.6
Life Sciences Tools & Services	0.5
Diversified Telecommunication Services	0.5
Multi-Utilities	0.5
Media	0.5
Textiles, Apparel & Luxury Goods	0.5
Entertainment	0.5
Commercial Mortgage-Backed Securities	0.4
Household Products	0.4
Tobacco	0.4

Electric	0.4%
Trading Companies & Distributors	0.3
Industrial Conglomerates	0.3
Road & Rail	0.3
Electronic Equipment, Instruments & Components	0.3
Personal Products	0.3
Building Products	0.3
Oil & Gas	0.3
Telecommunications	0.2
Air Freight & Logistics	0.2
Wireless Telecommunication Services	0.2
Communications Equipment	0.2
Electrical Equipment	0.2
Foods	0.2
Professional Services	0.2
Real Estate Investment Trusts (REITs)	0.2
Healthcare-Services	0.2
Consumer Finance	0.2
Multiline Retail	0.2
Foreign Treasury Obligations	0.2
Marine	0.2
Auto Manufacturers	0.2
Commercial Services	0.1
Airlines	0.1
Containers & Packaging	0.1
Commercial Services & Supplies	0.1
Household Durables	0.1
Pipelines	0.1
Unaffiliated Fund	0.1
Healthcare-Products	0.1
Energy Equipment & Services	0.1
Real Estate	0.1
Home Builders	0.1
Residential Mortgage-Backed Securities	0.1
Retail	0.1
Auto Components	0.1
Engineering & Construction	0.1
Real Estate Management & Development	0.1
Construction & Engineering	0.1
Consumer Loans	0.1
Packaging & Containers	0.1
Agriculture	0.1
Construction Materials	0.1

SEE NOTES TO FINANCIAL STATEMENTS.
A144

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Building Materials	0.1%
Water Utilities	0.1
Iron/Steel	0.1
Commercial Paper	0.1
Machinery-Diversified	0.1
Independent Power & Renewable Electricity Producers	0.0	*
Diversified Consumer Services	0.0	*
Distributors	0.0	*
Leisure Products	0.0	*
Transportation	0.0	*
Gas Utilities	0.0	*
Semiconductors	0.0	*
Gas	0.0	*
Apparel	0.0	*
Lodging	0.0	*
Paper & Forest Products	0.0	*
Multi-National	0.0	*
Auto Parts & Equipment	0.0	*
Computers	0.0	*
Municipal Bonds	0.0	*
Health Care Technology	0.0	*
Options Purchased	0.0	*
Distribution/Wholesale	0.0	*

Mining	0.0	*%
Collateralized Debt Obligation	0.0	*
Student Loans	0.0	*
Cosmetics/Personal Care	0.0	*
Internet	0.0	*
Other	0.0	*
Office/Business Equipment	0.0	*
Water	0.0	*
Trucking & Leasing	0.0	*
Equipment	0.0	*
Forest Products & Paper	0.0	*
Credit Cards	0.0	*
Manufactured Housing	0.0	*
Electronics	0.0	*
Home Equity Loans	0.0	*

	101.2
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.2)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$2,266
Credit contracts	Due from/to broker-variation margin swaps	1,399,667*		Due from/to broker-variation margin swaps	14,642*
Credit contracts	Premiums paid for OTC swap agreements	4,808,679		Premiums received for OTC swap agreements	3,453,567
Credit contracts	Unaffiliated investments	1,707,392		Options written outstanding, at value	562,257
Credit contracts	Unrealized appreciation on OTC swap agreements	14,565,684		Unrealized depreciation on OTC swap agreements	13,971,919
Equity contracts	Due from/to broker-variation margin futures	4,800,013	*	Due from/to broker-variation margin futures	133,500	*
Equity contracts	—	—		Unrealized depreciation on OTC swap agreements	4,769,080
Foreign exchange contracts	Due from/to broker-variation margin futures	3,150,270*		—	—
Foreign exchange contracts	Unaffiliated investments	61,301		Options written outstanding, at value	37,681
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	29,813		Unrealized depreciation on OTC cross currency exchange contracts	38,330

SEE NOTES TO FINANCIAL STATEMENTS.
A145

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$20,876,744		Unrealized depreciation on OTC forward foreign currency exchange contracts	$9,157,010
Interest rate contracts	Due from/to broker-variation margin futures	3,971,648	*	Due from/to broker-variation margin futures	2,290,738	*
Interest rate contracts	Due from/to broker-variation margin swaps	6,864,386	*	Due from/to broker-variation margin swaps	14,518,465	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	114
Interest rate contracts	Unrealized appreciation on OTC swap agreements	166,733		Unrealized depreciation on OTC swap agreements	126,680

		$62,402,330			$49,076,249

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$5,457,252
Credit contracts	(890,802)	883,007	—	—	1,303,174
Equity contracts	—	—	(199,307,895)	—	—
Foreign exchange contracts	12,990	808,498	8,462,232	28,894,088	—
Interest rate contracts	—	—	(81,289,761)	—	(21,806,249)

Total	$(877,812)	$1,691,505	$(272,135,424)	$28,894,088	$(15,045,823)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(2,266)
Credit contracts	1,308,727	204,682	—	—	1,985,247
Equity contracts	—	—	(10,401,804)	—	(4,769,080)
Foreign exchange contracts	(216,004)	25,821	3,659,145	12,876,112	—
Interest rate contracts	—	—	(6,102,039)	—	(766,459)

Total	$1,092,723	$230,503	$(12,844,698)	$12,876,112	$(3,552,558)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 725,526
Options Written (2)	410,975,143

SEE NOTES TO FINANCIAL STATEMENTS.
A146

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (2)	$2,334,134,253
Futures Contracts - Short Positions (2)	942,284,464
Forward Foreign Currency Exchange Contracts - Purchased (3)	387,010,416
Forward Foreign Currency Exchange Contracts - Sold (3)	884,448,546
Cross Currency Exchange Contracts (4)	2,280,742
Interest Rate Swap Agreements (2)	529,970,894
Credit Default Swap Agreements - Buy Protection (2)	144,412,000
Credit Default Swap Agreements - Sell Protection (2)	54,141,667
Total Return Swap Agreements (2)	66,445,515
Inflation Swap Agreements (2)	2,932,947

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$107,723,117	$(107,723,117)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.(5)	$1,531,455	$(720,572)	$810,883	$—	$810,883
Barclays Bank PLC(4-a)	4,485,166	(403,964)	4,081,202	(4,081,202)	—
Barclays Bank PLC(4-b)	1,804,450	(1,104,822)	699,628	(673,692)	25,936
BNP Paribas S.A.(4-a)	1,453,294	(225,506)	1,227,788	(1,227,788)	—
BNP Paribas S.A.(4-b)	425,952	(147,258)	278,694	(278,694)	—
BNP Paribas S.A.(5)	—	(7,994)	(7,994)	7,994	—
Citibank, N.A.(4-a)	3,299,157	(3,323,646)	(24,489)	24,489	—
Citibank, N.A.(4-b)	2,821,288	(2,660,232)	161,056	(80,000)	81,056
Citibank, N.A.(5)	3,348,985	(1,643,303)	1,705,682	—	1,705,682
Deutsche Bank AG(4-a)	2,030,658	(77,862)	1,952,796	(1,952,796)	—
Deutsche Bank AG(5)	946,851	(596,955)	349,896	(140,000)	209,896
Goldman Sachs International(4-a)	109,399	(59,767)	49,632	(10,000)	39,632
Goldman Sachs International(4-b)	—	(531)	(531)	—	(531)
Goldman Sachs International(5)	—	(11,736)	(11,736)	11,736	—
HSBC Bank PLC(4-a)	113,646	(483,108)	(369,462)	359,786	(9,676)
HSBC Bank PLC(4-b)	1,855,351	(2,102,666)	(247,315)	247,315	—
JPMorgan Chase Bank, N.A.(4-a)	570,277	(1,360,194)	(789,917)	789,917	—
JPMorgan Chase Bank, N.A.(4-b)	3,883	(213,824)	(209,941)	181,026	(28,915)
JPMorgan Chase Bank, N.A.(5)	4,320,591	(1,900,547)	2,420,044	(483,000)	1,937,044
Merrill Lynch International(3)	—	(2,266)	(2,266)	2,266	—
Morgan Stanley Capital Services LLC(3)	—	(4,769,080)	(4,769,080)	4,769,080	—
Morgan Stanley & Co. International PLC(4-a)	8,238,399	(7,814,177)	424,222	(270,000)	154,222

SEE NOTES TO FINANCIAL STATEMENTS.
A147

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Morgan Stanley & Co. International PLC(4-b)	$ 3,012,651	$(2,356,689)	$655,962	$(655,962)	$—
Morgan Stanley & Co. International PLC(5)	5,137	(259)	4,878	—	4,878
Standard Chartered Bank(5)	—	(11,864)	(11,864)	—	(11,864)
The Toronto-Dominion Bank(4-a)	1,839,756	(112,369)	1,727,387	(1,727,387)	—
The Toronto-Dominion Bank(4-b)	—	(7,713)	(7,713)	—	(7,713)

	$42,216,346	$(32,118,904)	$10,097,442	$(5,186,912)	$4,910,530

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4-a)	PGIM Fixed Income (Core Plus)
(4-b)	PGIM Fixed Income (Global Bond)
(5)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.
A148

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $107,723,117:
Unaffiliated investments (cost $5,955,323,335)	$5,191,976,859
Affiliated investments (cost $3,440,289,720)	3,477,869,549
Foreign currency, at value (cost $5,212,706)	5,187,757
Cash	2,460,592
Receivable for investments sold	90,943,609
Unrealized appreciation on OTC forward foreign currency exchange contracts	20,876,744
Unrealized appreciation on OTC swap agreements	14,732,417
Dividends and interest receivable	14,258,853
Premiums paid for OTC swap agreements	4,808,679
Due from broker-variation margin futures	2,859,240
Tax reclaim receivable	1,561,364
Receivable for Portfolio shares sold	709,839
Due from broker-variation margin swaps	463,785
Deposit with broker for centrally cleared/exchange-traded derivatives	210,000
Receivable from affiliate	70,379
Unrealized appreciation on OTC cross currency exchange contracts	29,813
Foreign capital gains tax benefit accrued	24
Prepaid expenses	7,768

Total Assets	8,829,027,271

LIABILITIES
Payable to broker for collateral for securities on loan	111,001,361
Payable for investments purchased	110,547,570
Unrealized depreciation on OTC swap agreements	18,869,945
Unrealized depreciation on OTC forward foreign currency exchange contracts	9,157,010
Premiums received for OTC swap agreements	3,453,681
Management fee payable	1,959,996
Accrued expenses and other liabilities	1,056,994
Due to broker-variation margin futures	1,012,781
Options written outstanding, at value (premiums received $721,820)	599,938
Payable to affiliate	402,223
Payable for Portfolio shares purchased	301,190
Distribution fee payable	212,404
Unrealized depreciation on OTC cross currency exchange contracts	38,330
Affiliated transfer agent fee payable	512

Total Liabilities	258,613,935

NET ASSETS	$8,570,413,336

Net assets were comprised of:
Partners’ Equity	$8,570,413,336

Net asset value and redemption price per share, $8,570,413,336 / 397,999,242 outstanding shares of beneficial interest	$21.53

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,577,783 foreign withholding tax, of which $266,413 is reimbursable by an affiliate)	$45,890,374
Interest income (net of $30,785 foreign withholding tax)	31,938,048
Affiliated dividend income	4,164,275
Income from securities lending, net (including affiliated income of $59,753)	144,008

Total income	82,136,705

EXPENSES
Management fee	30,772,832
Distribution fee	12,431,322
Custodian and accounting fees	558,584
Trustees’ fees	76,960
Legal fees and expenses	38,518
Audit fee	27,026
Shareholders’ reports	8,089
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,712
Miscellaneous	69,836

Total expenses	43,986,879
Less: Fee waiver and/or expense reimbursement	(4,350,979)
Distribution fee waiver	(1,260,370)

Net expenses	38,375,530

NET INVESTMENT INCOME (LOSS)	43,761,175

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $56,780,066)	(117,101,806)
Net capital gain distributions received	22,473
In-kind transactions(1)	(192,072,986)
Futures transactions	(272,135,424)
Forward and cross currency contract transactions	28,894,088
Options written transactions	1,691,505
Swap agreements transactions	(15,045,823)
Foreign currency transactions	(12,579,481)

(578,327,454)

Net change in unrealized appreciation
(depreciation) on:
Investments (including affiliated of $(273,854,870)) (net of change in foreign capital gains taxes $(2))	(1,289,295,160)
Futures	(12,844,698)
Forward and cross currency contracts	12,876,112
Options written	230,503
Swap agreements	(3,552,558)
Foreign currencies	625,348

(1,291,960,453)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(1,870,287,907)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,826,526,732)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$43,761,175	$10,345,489
Net realized gain (loss) on investment and foreign currency transactions	(578,349,927)	2,685,112,407
Net capital gain distributions received	22,473	49,267
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,291,960,453)	(1,322,432,041)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,826,526,732)	1,373,075,122

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [3,964,183 and 2,312,299 shares, respectively]	90,076,650	56,146,318
Portfolio shares purchased [45,350,979 and 53,011,042 shares, respectively]	(1,041,532,517)	(1,297,803,409)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(951,455,867)	(1,241,657,091)

TOTAL INCREASE (DECREASE)	(2,777,982,599)	131,418,031
NET ASSETS:
Beginning of period	11,348,395,935	11,216,977,904

SEE NOTES TO FINANCIAL STATEMENTS.
A149

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
End of period	$8,570,413,336	$11,348,395,935

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.
A150

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018	2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$25.83		$22.89	$20.48	$17.15		$18.04	$15.70

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.02	(0.01)	0.02		0.01	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.40)		2.92	2.42	3.31		(0.90)	2.35

Total from investment operations	(4.30)		2.94	2.41	3.33		(0.89)	2.34

Capital Contributions	—		—	—	—	(b)(c)	—	—

Net Asset Value, end of period	$21.53		$25.83	$22.89	$20.48		$17.15	$18.04

Total Return(d)	(16.65)%		12.84%	11.77%	19.42	%(e)	(4.93)%	14.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,570		$11,348	$11,217	$11,118		$9,755	$11,445
Average net assets (in millions)	$10,027		$11,379	$10,268	$10,760		$11,074	$11,067
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	0.77	%(g)	0.46%	0.16%	0.16%		0.16%	0.16%
Expenses before waivers and/or expense reimbursement	0.88	%(g)	0.57%	0.16%	0.16%		0.16%	0.16%
Net investment income (loss)	0.88	%(g)	0.09%	(0.06)%	0.09%		0.06%	(0.04)%
Portfolio turnover rate(h)	36%		83%	45%	24%		15%	15%
(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Does not include expenses of the underlying funds in which the Portfolio invests.
(g)	Annualized.
(h)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A151

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 78.8%

COMMON STOCKS — 34.7%
Australia — 0.5%
AGL Energy Ltd.	17,919	$102,219
Alumina Ltd.	55,238	55,577
APA Group	4,776	37,045
Aristocrat Leisure Ltd.	27,787	657,320
Aurizon Holdings Ltd.	122,219	320,848
Australia & New Zealand Banking Group Ltd.	21,289	323,636
BHP Group Ltd.	56,403	1,600,787
BlueScope Steel Ltd.	5,541	60,428
Brambles Ltd.	4,828	35,605
Challenger Ltd.	14,729	69,253
Charter Hall Group, REIT	1,403	10,451
Coles Group Ltd.	12,621	154,985
Commonwealth Bank of Australia	13,933	868,786
CSL Ltd.	3,456	640,380
Deterra Royalties Ltd.	17,819	52,007
Fortescue Metals Group Ltd.	7,758	93,524
Glencore PLC*	35,837	193,930
Goodman Group, REIT	9,753	119,730
Iluka Resources Ltd.	15,191	98,753
Incitec Pivot Ltd.	4,315	9,870
Insignia Financial Ltd.	36,527	67,742
JB Hi-Fi Ltd.	4,230	112,207
Macquarie Group Ltd.	3,359	381,337
Medibank Private Ltd.	201,510	451,847
Metcash Ltd.	5,096	14,904
Mirvac Group, REIT	41,131	55,922
National Australia Bank Ltd.	14,794	279,553
Orora Ltd.	5,004	12,627
Perpetual Ltd.	2,727	54,292
QBE Insurance Group Ltd.	13,950	116,763
Qube Holdings Ltd.	8,782	16,521
REA Group Ltd.	4,457	341,879
Rio Tinto Ltd.	3,158	224,096
Rio Tinto PLC	5,082	304,310
Scentre Group, REIT	225,765	403,616
Sonic Healthcare Ltd.	679	15,485
South32 Ltd.	119,769	325,159
Stockland, REIT.	7,594	18,914
Telstra Corp. Ltd.	47,612	126,308
Treasury Wine Estates Ltd.	2,061	16,164
Westpac Banking Corp.	15,572	209,250
WiseTech Global Ltd.	4,168	107,883
Woodside Energy Group Ltd.	12,564	275,789
Worley Ltd.	1,437	14,110

		9,451,812

Austria — 0.0%
ams-OSRAM AG*	1,624	14,585
ANDRITZ AG	663	26,632
BAWAG Group AG, 144A*	3,610	151,231
Erste Group Bank AG	5,675	143,233
Raiffeisen Bank International AG	2,849	30,730

		366,411

Belgium — 0.1%
Ackermans & van Haaren NV	414	61,912
Anheuser-Busch InBev SA/NV	12,089	649,978

	Shares	Value

COMMON STOCKS (continued)
Belgium (cont’d.)
D’ieteren Group	123	$18,004
Etablissements Franz Colruyt NV	2,894	78,645
Groupe Bruxelles Lambert SA	5,261	439,214
KBC Group NV	5,080	285,212
Solvay SA	3,046	246,589
UCB SA	2,737	231,320
Umicore SA	2,270	79,336
Warehouses De Pauw CVA, REIT	4,008	126,087

		2,216,297

Brazil — 0.3%
Aliansce Sonae Shopping Centers SA	5,211	15,931
Ambev SA	213,257	545,219
Ambev SA, ADR	27,737	69,620
Auren Energia SA	14,840	38,536
B3 SA - Brasil Bolsa Balcao	197,099	414,652
Banco do Brasil SA	45,225	288,108
BK Brasil Operacao e Assessoria a Restaurantes SA*	10,820	11,454
Cia Brasileira de Aluminio	2,898	6,446
Cia de Saneamento de Minas Gerais-COPASA	69,953	154,116
Cielo SA	27,348	19,648
Cogna Educacao*	189,758	77,231
CPFL Energia SA	47,717	281,737
CVC Brasil Operadora e Agencia de Viagens SA*	7,132	9,512
Dexco SA	18,839	35,493
EDP - Energias do Brasil SA	11,184	43,681
Embraer SA*	16,358	35,851
Embraer SA, ADR*	3,317	29,123
Energisa SA, UTS	5,643	43,486
Fleury SA	38,504	119,556
Iguatemi SA, UTS	2,466	8,439
Iochpe Maxion SA	13,560	40,498
Klabin SA, UTS	13,588	52,447
Light SA	78,128	87,034
Lojas Renner SA	4,780	20,614
Marfrig Global Foods SA	68,001	157,612
MercadoLibre, Inc.*	457	291,050
Multiplan Empreendimentos Imobiliarios SA	5,491	23,030
Natura & Co. Holding SA	5,086	13,110
Omega Energia SA*	26,885	61,492
Porto Seguro SA	3,100	10,532
Qualicorp Consultoria e Corretora de Seguros SA	3,228	6,859
Sao Martinho SA	4,160	28,934
Sendas Distribuidora SA	5,908	16,132
StoneCo Ltd. (Class A Stock)*	2,492	19,188
Sul America SA, UTS	2,300	9,704
Transmissora Alianca de Energia Eletrica SA, UTS	2,760	20,383
Ultrapar Participacoes SA	118,646	279,756
Ultrapar Participacoes SA, ADR	7,671	18,027
Vale SA	71,523	1,047,128
Via S/A*	122,757	45,270
WEG SA	13,120	66,309
Wheaton Precious Metals Corp.	11,163	402,222

SEE NOTES TO FINANCIAL STATEMENTS.
A152

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Brazil (cont’d.)
YDUQS Participacoes SA	14,791	$37,024

		5,002,194

Canada — 0.9%
Agnico Eagle Mines Ltd.	216	9,887
Alimentation Couche-Tard, Inc.	3,508	136,837
ARC Resources Ltd.	2,929	36,931
Atco Ltd. (Class I Stock)	20,630	706,792
Bank of Nova Scotia (The)	18,164	1,074,995
Barrick Gold Corp.	8,071	142,710
BCE, Inc.	19,310	949,148
Brookfield Asset Management, Inc. (Class A Stock)	6,214	276,425
Cameco Corp.	1,649	34,666
Canadian Imperial Bank of Commerce	1,718	83,431
Canadian National Railway Co.	11,882	1,336,540
Canadian Natural Resources Ltd.	13,753	739,042
Canadian Pacific Railway Ltd.	11,748	820,589
Canadian Utilities Ltd. (Class A Stock)	2,353	70,177
Cenovus Energy, Inc.	19,086	363,126
CGI, Inc.*	6,375	507,841
CI Financial Corp.	1,048	11,130
Crescent Point Energy Corp.	25,133	178,657
Descartes Systems Group, Inc. (The)*	176	10,937
Dollarama, Inc.	1,035	59,598
Element Fleet Management Corp.	1,593	16,608
Emera, Inc.	7,591	355,607
Enbridge, Inc.	22,182	936,773
Enerplus Corp.	2,255	29,799
Finning International, Inc.	688	14,479
FirstService Corp.	2,235	271,110
Franco-Nevada Corp.	4,935	649,157
George Weston Ltd.	735	85,862
Gibson Energy, Inc.	834	15,446
Great-West Lifeco, Inc.(a)	25,245	616,416
Hydro One Ltd., 144A	3,843	103,330
IGM Financial, Inc.	725	19,432
Imperial Oil Ltd.	5,155	243,012
Loblaw Cos. Ltd.	2,590	233,587
Manulife Financial Corp.	37,415	648,775
Nutrien Ltd.	4,649	370,237
Parex Resources, Inc.	616	10,433
Parkland Corp.	3,113	84,548
Pembina Pipeline Corp.	9,448	333,968
Royal Bank of Canada	5,510	533,535
Shaw Communications, Inc. (Class B Stock)	1,033	30,440
Shopify, Inc. (Class A Stock)*	3,274	102,300
Stantec, Inc.	280	12,266
Suncor Energy, Inc.	15,279	536,047
TC Energy Corp.	5,655	292,942
Teck Resources Ltd. (Class B Stock)	7,793	238,294
TFI International, Inc.	3,194	256,398
Thomson Reuters Corp.	1,468	153,038
TMX Group Ltd.	2,650	269,694
Toronto-Dominion Bank (The)	5,569	365,195
Tourmaline Oil Corp.	2,674	139,039
TransAlta Corp.	1,687	19,253
West Fraser Timber Co. Ltd.	142	10,896

	Shares	Value

COMMON STOCKS (continued)
Canada (cont’d.)
WSP Global, Inc.	217	$24,536

		15,571,911

China — 2.4%
360 DigiTech, Inc., ADR	531	9,186
3SBio, Inc., 144A	244,000	194,437
AAC Technologies Holdings, Inc.	4,000	9,319
Agricultural Bank of China Ltd. (Class H Stock)	161,000	60,894
Airtac International Group	1,046	34,967
Alibaba Group Holding Ltd.*	311,476	4,435,464
A-Living Smart City Services Co. Ltd. (Class H Stock), 144A	16,000	25,862
Alphamab Oncology, 144A*	5,000	5,183
Aluminum Corp. of China Ltd. (Class H Stock)	306,000	117,388
Angang Steel Co. Ltd. (Class H Stock)	668,000	249,699
ANTA Sports Products Ltd.	36,600	450,077
Autohome, Inc., ADR	2,542	99,977
Autohome, Inc. (Class A Stock)	800	7,958
BAIC Motor Corp. Ltd. (Class H Stock), 144A	277,000	92,176
Baidu, Inc. (Class A Stock)*	48,380	908,456
Bank of China Ltd. (Class H Stock)*	1,645,000	656,970
Bank of Communications Co. Ltd. (Class H Stock)	51,000	35,201
Bank of Ningbo Co. Ltd. (Class A Stock)	10,900	58,286
BeiGene Ltd.*	1,100	13,918
BeiGene Ltd., ADR*(a)	1,153	186,613
Beijing Enterprises Holdings Ltd.	12,000	42,658
Beijing Enterprises Water Group Ltd.	100,000	30,212
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (Class A Stock)	2,198	51,008
BGI Genomics Co. Ltd. (Class A Stock)	1,400	15,002
Bilibili, Inc. (Class Z Stock)*	2,240	57,059
Bloomage Biotechnology Corp. Ltd. (Class A Stock)	2,556	54,252
BOC Hong Kong Holdings Ltd.	141,000	557,387
Brii Biosciences Ltd.*	2,000	2,171
Budweiser Brewing Co. APAC Ltd., 144A	12,300	36,833
BYD Co. Ltd. (Class A Stock)	6,148	307,456
BYD Co. Ltd. (Class H Stock)	28,000	1,123,564
BYD Electronic International Co. Ltd.	16,000	50,537
CanSino Biologics, Inc. (Class H Stock), 144A*	800	8,214
China Aoyuan Group Ltd.^	95,000	11,943
China Cinda Asset Management Co. Ltd. (Class H Stock)	113,000	17,726
China CITIC Bank Corp. Ltd. (Class H Stock)	102,000	45,625
China Construction Bank Corp. (Class H Stock)	1,921,000	1,292,170
China Everbright Bank Co. Ltd. (Class H Stock)	70,000	22,655
China Galaxy Securities Co. Ltd. (Class H Stock)	109,500	63,285
China Gas Holdings Ltd.	9,400	14,539

SEE NOTES TO FINANCIAL STATEMENTS.
A153

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
China Hongqiao Group Ltd.	135,000	$153,252
China International Capital Corp. Ltd. (Class A Stock)	24,785	164,584
China Life Insurance Co. Ltd. (Class H Stock)	215,000	374,008
China Longyuan Power Group Corp. Ltd. (Class H Stock)	60,000	116,030
China Medical System Holdings Ltd.	44,000	68,774
China Mengniu Dairy Co. Ltd.*	25,000	124,750
China Merchants Bank Co. Ltd. (Class H Stock)	129,500	867,658
China Merchants Port Holdings Co. Ltd.	6,000	10,192
China Minsheng Banking Corp. Ltd. (Class H Stock)	67,500	24,071
China National Chemical Engineering Co. Ltd. (Class A Stock)	4,200	5,907
China Overseas Land & Investment Ltd.	54,500	172,701
China Pacific Insurance Group Co. Ltd. (Class H Stock)	66,000	161,477
China Petroleum & Chemical Corp. (Class A Stock)	120,100	73,073
China Petroleum & Chemical Corp. (Class H Stock)	584,000	262,212
China Railway Group Ltd. (Class H Stock)	130,000	80,397
China Resources Beer Holdings Co. Ltd.	24,000	178,733
China Resources Cement Holdings Ltd.	2,000	1,344
China Resources Gas Group Ltd.	19,600	92,003
China Resources Land Ltd.	34,000	158,867
China Resources Pharmaceutical Group Ltd., 144A	115,000	78,113
China Resources Power Holdings Co. Ltd.	14,000	28,955
China State Construction Engineering Corp. Ltd. (Class A Stock)	28,880	22,962
China Suntien Green Energy Corp. Ltd. (Class H Stock)	35,000	17,865
China Taiping Insurance Holdings Co. Ltd.	77,400	95,678
China Tower Corp. Ltd. (Class H Stock), 144A	272,000	34,990
China Traditional Chinese Medicine Holdings Co. Ltd.	34,000	21,108
China Vanke Co. Ltd. (Class H Stock)	79,100	198,868
China Yongda Automobiles Services Holdings Ltd.	260,000	245,576
China Yuhua Education Corp. Ltd., 144A	14,000	2,487
China Zhenhua Group Science & Technology Co. Ltd. (Class A Stock)	219	4,449
Chongqing Changan Automobile Co. Ltd. (Class A Stock)	5,720	14,796
Chongqing Zhifei Biological Products Co. Ltd. (Class A Stock)	4,600	76,376
CIFI Holdings Group Co. Ltd.	6,160	3,103

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
CITIC Ltd.	103,000	$104,261
CITIC Securities Co. Ltd. (Class H Stock)	34,500	77,153
CMOC Group Ltd. (Class H Stock)	123,000	68,814
COFCO Joycome Foods Ltd.*	23,000	11,148
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	3,746	298,441
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	106,150	145,816
Country Garden Holdings Co. Ltd.	348,000	216,082
Country Garden Services Holdings Co. Ltd.	30,000	134,415
CSC Financial Co. Ltd. (Class H Stock), 144A	28,000	29,752
CSPC Pharmaceutical Group Ltd.	481,120	478,541
Dali Foods Group Co. Ltd., 144A	81,500	43,429
Daqo New Energy Corp., ADR*	441	31,479
Dongfeng Motor Group Co. Ltd. (Class H Stock)	98,000	74,488
Dongyue Group Ltd.	6,000	7,534
ENN Energy Holdings Ltd.	21,000	347,193
Eve Energy Co. Ltd. (Class A Stock)*	7,300	107,354
Far East Horizon Ltd.	45,000	37,729
Fosun International Ltd.	71,000	65,611
Founder Securities Co. Ltd. (Class A Stock)	51,200	51,329
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	7,200	36,519
Ganfeng Lithium Co. Ltd. (Class H Stock), 144A	18,800	207,923
GDS Holdings Ltd. (Class A Stock)*	3,200	13,516
Geely Automobile Holdings Ltd.	151,000	343,983
GF Securities Co. Ltd. (Class H Stock)	10,600	14,021
Great Wall Motor Co. Ltd. (Class H Stock)	134,000	275,848
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	22,000	21,294
Guangzhou Kingmed Diagnostics Group Co. Ltd. (Class A Stock)	11,424	140,968
Haichang Ocean Park Holdings Ltd., 144A*	17,000	17,300
Haier Smart Home Co. Ltd. (Class H Stock)	25,000	92,520
Haitong Securities Co. Ltd. (Class H Stock)	22,400	16,440
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A	4,400	50,875
Hengan International Group Co. Ltd.	2,500	11,743
Hua Hong Semiconductor Ltd., 144A*	2,000	7,254
Huadian Power International Corp. Ltd. (Class H Stock)	36,000	13,143
Huatai Securities Co. Ltd. (Class H Stock), 144A	25,400	37,726
Huazhu Group Ltd., ADR	1,523	58,026
Hutchmed China Ltd., ADR*	562	7,104
Hygeia Healthcare Holdings Co. Ltd., 144A	1,800	11,990
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,183,000	702,419

SEE NOTES TO FINANCIAL STATEMENTS.
A154

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Industrial Bank Co. Ltd. (Class A Stock)	14,323	$42,614
Innovent Biologics, Inc., 144A*	15,000	66,887
iQIYI, Inc., ADR*	2,735	11,487
JD Health International, Inc., 144A*	3,350	26,301
JD Logistics, Inc., 144A*	12,200	26,627
JD.com, Inc. (Class A Stock)	39,519	1,263,834
Jiangsu King’s Luck Brewery JSC Ltd. (Class A Stock)	19,823	150,809
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	11,379	311,634
Jinke Smart Services Group Co. Ltd. (Class H Stock)	2,000	5,181
JOYY, Inc., ADR	270	8,062
Kanzhun Ltd., ADR*	630	16,556
KE Holdings, Inc., ADR*	9,214	165,391
Kingboard Holdings Ltd.	16,000	60,788
Kingdee International Software Group Co. Ltd.*	28,000	65,636
Kuaishou Technology, 144A*	35,500	395,433
Kunlun Energy Co. Ltd.	120,000	98,740
Kweichow Moutai Co. Ltd. (Class A Stock)	2,100	642,119
KWG Group Holdings Ltd.*	100,500	31,987
Lenovo Group Ltd.	538,000	501,609
Li Auto, Inc., ADR*	8,829	338,239
Li Auto, Inc. (Class A Stock)*	700	13,441
Li Ning Co. Ltd.	45,000	417,124
Logan Group Co. Ltd.^	31,000	8,832
Longfor Group Holdings Ltd., 144A	19,000	89,956
Lufax Holding Ltd., ADR	10,825	64,950
Luzhou Laojiao Co. Ltd. (Class A Stock)	5,938	218,756
Maanshan Iron & Steel Co. Ltd. (Class H Stock)	176,000	53,443
Meituan (Class B Stock), 144A*	79,900	2,000,317
Metallurgical Corp. of China Ltd. (Class H Stock)	66,000	15,837
Minth Group Ltd.	12,000	32,761
NetEase, Inc.	50,210	930,238
New China Life Insurance Co. Ltd. (Class H Stock)	19,000	53,379
New Oriental Education & Technology Group, Inc.*	17,630	35,573
NIO, Inc., ADR*(a)	25,437	552,492
NXP Semiconductors NV	830	122,865
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	171,000	52,333
PetroChina Co. Ltd. (Class A Stock)	517,266	406,901
PetroChina Co. Ltd. (Class H Stock)	958,000	454,511
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A	8,150	81,659
PICC Property & Casualty Co. Ltd. (Class H Stock)	60,000	62,367
Pinduoduo, Inc., ADR*	6,039	373,210
Ping An Bank Co. Ltd. (Class A Stock)*	23,300	52,115
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	250,000	1,696,259
Pop Mart International Group Ltd., 144A	2,400	11,593

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	252,000	$200,148
Prosus NV*	3,044	198,525
Remegen Co. Ltd. (Class H Stock), 144A*	1,000	5,628
RLX Technology, Inc., ADR*	2,752	5,862
Sangfor Technologies, Inc. (Class A Stock)	600	9,299
SF Holding Co. Ltd. (Class A Stock)	26,185	217,890
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	10,000	11,642
Shanghai Junshi Biosciences Co. Ltd. (Class H Stock), 144A*	1,200	6,479
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	28,400	47,054
Shanghai Putailai New Energy Technology Co. Ltd. (Class A Stock)	5,100	64,100
Shenzhen Capchem Technology Co. Ltd. (Class A Stock)	21,526	169,077
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	1,825	85,377
Shenzhou International Group Holdings Ltd.	5,700	68,913
Shimao Group Holdings Ltd.^	31,000	14,459
Shimao Services Holdings Ltd., 144A*	50,000	23,785
Shougang Fushan Resources Group Ltd.	168,000	69,977
Shui On Land Ltd.	47,000	6,372
Sihuan Pharmaceutical Holdings Group Ltd.	284,000	46,499
Sinopharm Group Co. Ltd. (Class H Stock)	16,800	40,740
Sinotruk Hong Kong Ltd.	6,500	9,127
SITC International Holdings Co. Ltd.	3,000	8,499
SooChow Securities Co. Ltd. (Class A Stock)	13,700	14,150
Sun Art Retail Group Ltd.	113,000	36,752
Sunac China Holdings Ltd.^	272,000	130,554
Sunny Optical Technology Group Co. Ltd.	17,100	278,665
Sunwoda Electronic Co. Ltd. (Class A Stock)	23,900	112,922
TAL Education Group, ADR*	3,972	19,344
TBEA Co. Ltd. (Class A Stock)	16,727	68,462
Tencent Holdings Ltd.	123,600	5,546,034
Tencent Music Entertainment Group, ADR*	8,187	41,099
Tingyi Cayman Islands Holding Corp.	56,000	95,884
Topsports International Holdings Ltd., 144A	12,000	10,913
Towngas Smart Energy Co. Ltd.*	18,000	9,615
Trip.com Group Ltd.*	1,200	33,971
Trip.com Group Ltd., ADR*	7,922	217,459
Uni-President China Holdings Ltd.	205,000	176,080
Vipshop Holdings Ltd., ADR*	14,570	144,097
Weibo Corp., ADR*	1,421	32,868
Wilmar International Ltd.	5,500	16,018
WuXi AppTec Co. Ltd. (Class A Stock)	6,500	100,983

SEE NOTES TO FINANCIAL STATEMENTS.
A155

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
WuXi AppTec Co. Ltd. (Class H Stock), 144A	39,800	$530,724
Wuxi Biologics Cayman, Inc., 144A*	99,000	907,393
Wuxi Lead Intelligent Equipment Co. Ltd. (Class A Stock)	15,486	146,159
Xiamen Faratronic Co. Ltd. (Class A Stock)	900	27,597
Xiaomi Corp. (Class B Stock), 144A*	59,000	102,595
XPeng, Inc., ADR*	6,738	213,864
XPeng, Inc. (Class A Stock)*	1,600	25,803
Xtep International Holdings Ltd.	7,500	13,610
Yadea Group Holdings Ltd., 144A	28,000	55,065
Yonyou Network Technology Co. Ltd. (Class A Stock)	3,800	12,356
Yuexiu Property Co. Ltd.	15,600	20,002
Yum China Holdings, Inc.(a)	4,372	212,042
Yunda Holding Co. Ltd. (Class A Stock)	16,500	41,921
Yunnan Botanee Bio-Technology Group Co. Ltd. (Class A Stock)	5,164	167,847
Yuzhou Group Holdings Co. Ltd.	881	52
Zai Lab Ltd., ADR*	836	28,992
Zhejiang NHU Co. Ltd. (Class A Stock)	31,368	106,853
Zhongsheng Group Holdings Ltd.	2,500	17,648
Zijin Mining Group Co. Ltd. (Class A Stock)	89,964	124,874
Zijin Mining Group Co. Ltd. (Class H Stock)	316,000	384,944
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	185,000	98,911
ZTE Corp. (Class A Stock)	54,492	207,835
ZTE Corp. (Class H Stock)	36,200	84,367
ZTO Express Cayman, Inc., ADR	4,714	129,399

		43,889,888

Colombia — 0.0%
Bancolombia SA, ADR	1,283	39,555

Czech Republic — 0.0%
CEZ A/S	7,453	336,831

Denmark — 0.2%
AP Moller - Maersk A/S (Class A Stock)	7	16,205
AP Moller - Maersk A/S (Class B Stock)	109	255,119
Carlsberg A/S (Class B Stock)	833	106,620
Coloplast A/S (Class B Stock)	98	11,234
DSV A/S	937	131,739
Genmab A/S*	839	272,567
H Lundbeck A/S	2,036	9,888
Novo Nordisk A/S (Class B Stock)	18,062	2,009,414
Novozymes A/S (Class B Stock)	3,071	184,391
Tryg A/S	5,170	116,570
Vestas Wind Systems A/S	5,477	116,128

		3,229,875

Finland — 0.1%
Kesko OYJ (Class B Stock)	6,930	163,427
Kone OYJ (Class B Stock)	9,339	443,627
Neste OYJ	1,204	53,339
Nokia OYJ	99,216	459,950

	Shares	Value

COMMON STOCKS (continued)
Finland (cont’d.)
Nordea Bank Abp	43,618	$383,570

		1,503,913

France — 0.6%
Accor SA*	1,555	42,210
Air Liquide SA	5,991	806,853
Amundi SA, 144A	5,115	279,963
Arkema SA	315	28,124
Atos SE*	3,544	47,512
AXA SA	2,003	45,749
BioMerieux	532	52,011
BNP Paribas SA	2,777	133,096
Capgemini SE	4,196	717,837
Carrefour SA	8,298	146,917
Credit Agricole SA	7,968	73,104
Dassault Systemes SE	2,221	81,743
Electricite de France SA	19,929	162,795
Engie SA	64,445	742,321
Eurazeo SE	617	38,315
Hermes International	818	918,919
Ipsen SA	157	14,783
JCDecaux SA*	963	16,191
Kering SA	821	422,471
Klepierre SA, REIT*	9,294	178,567
Legrand SA	1,581	116,897
L’Oreal SA	3,222	1,113,573
LVMH Moet Hennessy Louis Vuitton SE	1,475	899,385
Pernod Ricard SA	3,514	645,098
Publicis Groupe SA	2,394	117,196
Renault SA*	4,995	125,126
Rexel SA*	3,321	51,041
Rubis SCA	17,388	406,862
Safran SA	3,268	322,742
Sanofi	6,563	659,651
Sartorius Stedim Biotech	396	124,579
Societe Generale SA	17,553	385,761
Teleperformance	1,296	399,855
Television Francaise 1	9	64
Thales SA	2,947	361,442
TotalEnergies SE	13,738	723,265
Vinci SA	2,736	243,976
Wendel SE	80	6,682

		11,652,676

Germany — 0.5%
Allianz SE	3,545	677,828
BASF SE	3,242	141,361
Bayer AG	10,098	600,428
Bayerische Motoren Werke AG	8,296	638,479
Beiersdorf AG	121	12,374
Brenntag SE	325	21,199
Commerzbank AG*	25,953	182,078
CTS Eventim AG & Co. KGaA*	245	12,807
Daimler Truck Holding AG*	2,453	64,087
Deutsche Bank AG	36,741	320,888
Deutsche Boerse AG	2,199	368,289
Deutsche Post AG	7,740	290,828
Deutsche Telekom AG	20,176	400,725

SEE NOTES TO FINANCIAL STATEMENTS.
A156

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Germany (cont’d.)
DWS Group GmbH & Co. KGaA, 144A	241	$6,316
E.ON SE	5,981	50,279
Evonik Industries AG	22,708	485,228
Fielmann AG	670	33,437
Fraport AG Frankfurt Airport Services Worldwide*	234	10,145
Freenet AG	5,259	130,600
Fresenius Medical Care AG & Co. KGaA	690	34,428
Hannover Rueck SE	563	81,904
Henkel AG & Co. KGaA	210	12,859
HOCHTIEF AG	1,728	83,741
Infineon Technologies AG	860	20,892
Jenoptik AG	2	45
K+S AG	647	15,740
LEG Immobilien SE	612	50,790
Mercedes-Benz Group AG	8,043	465,323
Merck KGaA	850	143,681
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	276	64,947
Nemetschek SE	1,366	82,416
Nordex SE*	1,114	9,482
Rheinmetall AG	570	131,719
RWE AG	10,269	378,749
SAP SE	8,795	798,783
Scout24 SE, 144A	7,277	373,461
Siemens AG	9,112	924,945
Symrise AG	1,536	167,493
TeamViewer AG, 144A*	1,725	17,108
Telefonica Deutschland Holding AG	37,321	107,059
VERBIO Vereinigte BioEnergie AG	214	10,755
Volkswagen AG	51	9,326
Wacker Chemie AG	261	37,745

		8,470,767

Greece — 0.0%
Hellenic Telecommunications Organization SA	9,344	167,456
JUMBO SA	1,796	26,120
OPAP SA	7,487	107,600
Piraeus Financial Holdings SA*	10,162	10,039
Public Power Corp. SA*	1,205	6,660

		317,875

Hong Kong — 0.3%
AIA Group Ltd.	182,600	1,982,760
ASM Pacific Technology Ltd.	1,500	12,752
Cathay Pacific Airways Ltd.*	27,000	29,563
CK Asset Holdings Ltd.	61,500	435,178
CLP Holdings Ltd.	4,000	33,188
Hong Kong Exchanges & Clearing Ltd.	3,200	157,529
Hysan Development Co. Ltd.	5,000	15,081
Jardine Matheson Holdings Ltd.	3,200	168,052
Kerry Properties Ltd.	44,000	122,204
Link REIT, REIT	21,300	173,840
New World Development Co. Ltd.	18,000	64,616
Nine Dragons Paper Holdings Ltd.	98,000	82,876
NWS Holdings Ltd.	21,000	19,959

	Shares	Value

COMMON STOCKS (continued)
Hong Kong (cont’d.)
Orient Overseas International Ltd.	1,000	$26,562
Pacific Basin Shipping Ltd.	19,000	7,282
PCCW Ltd.	42,000	22,216
Sino Biopharmaceutical Ltd.	168,000	106,142
Skyworth Group Ltd.	34,000	16,864
SSY Group Ltd.	114,000	60,840
Sun Hung Kai Properties Ltd.	12,000	141,760
Swire Pacific Ltd. (Class A Stock)	19,500	116,253
Swire Properties Ltd.	48,600	120,798
Techtronic Industries Co. Ltd.	38,000	396,789
WH Group Ltd., 144A	189,500	148,408

		4,461,512

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	14,975	115,601
OTP Bank Nyrt	10,948	244,740

		360,341

India — 0.9%
Adani Enterprises Ltd.	1,680	46,802
Adani Green Energy Ltd.*	1,186	29,141
Adani Transmission Ltd.*	1,445	45,323
Affle India Ltd.*	500	6,753
Alkem Laboratories Ltd.	110	4,177
APL Apollo Tubes Ltd.*	5,790	62,560
Ashok Leyland Ltd.	11,867	22,299
Asian Paints Ltd.	13,440	460,903
AU Small Finance Bank Ltd., 144A*	10,002	75,158
Avenue Supermarts Ltd., 144A*	1,108	47,987
Axis Bank Ltd.*	54,007	436,304
Bajaj Finance Ltd.	6,396	439,514
Bajaj Finserv Ltd.	219	30,413
Bank of Baroda	8,556	10,602
Bharat Forge Ltd.	1,500	12,412
Bharti Airtel Ltd.*	26,666	231,761
Birlasoft Ltd.	22,819	102,574
BSE Ltd.	1,133	8,603
Central Depository Services India Ltd.	550	7,801
Coromandel International Ltd.	1,404	16,981
Cyient Ltd.	5,493	52,772
Dalmia Bharat Ltd.	4,920	80,359
Dr. Reddy’s Laboratories Ltd.	416	23,202
Exide Industries Ltd.	5,535	9,688
Gland Pharma Ltd., 144A*	224	7,677
Gujarat Fluorochemicals Ltd.	248	8,758
Gujarat Gas Ltd.	1,476	7,839
Havells India Ltd.	407	5,680
HCL Technologies Ltd.	14,769	182,419
HDFC Bank Ltd.	69,990	1,197,824
HDFC Bank Ltd., ADR	496	27,260
HDFC Life Insurance Co. Ltd., 144A	33,330	232,415
Hindalco Industries Ltd.	57,657	248,578
Hindustan Aeronautics Ltd.	447	10,053
Hindustan Unilever Ltd.	3,579	101,236
Hindustan Zinc Ltd.	2,283	7,232
Housing Development Finance Corp. Ltd.	47,156	1,301,117
ICICI Bank Ltd.	110,955	997,610

SEE NOTES TO FINANCIAL STATEMENTS.
A157

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
India (cont’d.)
ICICI Prudential Life Insurance Co. Ltd., 144A	7,457	$46,365
IDFC First Bank Ltd.*	71,492	28,596
Indian Energy Exchange Ltd., 144A	3,398	6,861
Indian Hotels Co. Ltd. (The)	3,198	9,148
IndusInd Bank Ltd.	6,023	60,915
Infosys Ltd.	70,685	1,311,250
Infosys Ltd., ADR	14,648	271,134
InterGlobe Aviation Ltd., 144A*	1,859	37,996
ITC Ltd.	57,110	198,332
Kotak Mahindra Bank Ltd.	39,544	833,203
KPIT Technologies Ltd.	7,973	52,594
L&T Finance Holdings Ltd.	6,020	5,175
L&T Technology Services Ltd., 144A	3,741	144,248
Larsen & Toubro Infotech Ltd., 144A	1,397	70,568
Larsen & Toubro Ltd.	7,864	155,704
Maruti Suzuki India Ltd.	3,265	351,660
Mindtree Ltd.	1,818	66,604
Mphasis Ltd.	2,825	82,340
National Aluminium Co. Ltd.	11,796	10,314
Oil & Natural Gas Corp. Ltd.	61,724	118,699
Persistent Systems Ltd.	163	7,047
Polycab India Ltd.	798	22,364
Poonawalla Fincorp Ltd.*	3,667	10,629
PVR Ltd.*	3,846	90,915
Reliance Industries Ltd.*	54,639	1,799,644
Samvardhana Motherson International Ltd.	14,517	21,840
SBI Life Insurance Co. Ltd., 144A	14,854	204,015
SRF Ltd.	5,702	163,210
State Bank of India	26,383	156,278
Strides Pharma Science Ltd.	18,482	77,600
Sun Pharmaceutical Industries Ltd.	16,436	173,080
Tata Consultancy Services Ltd.	34,313	1,421,972
Tata Elxsi Ltd.	89	9,258
Tata Motors Ltd.*	3,846	20,138
Tata Power Co. Ltd. (The)	27,237	70,149
Tech Mahindra Ltd.	13,236	167,951
Titan Co. Ltd.	2,965	73,112
TVS Motor Co. Ltd.	2,772	29,659
UltraTech Cement Ltd.	2,968	211,600
UPL Ltd.	6,690	53,697
Varun Beverages Ltd.	6,827	68,603
Vedanta Ltd.	27,540	77,572
Voltas Ltd.	765	9,457

		15,401,283

Indonesia — 0.2%
AKR Corporindo Tbk PT	153,300	10,628
Astra International Tbk PT	263,800	117,494
Bank Central Asia Tbk PT	2,367,800	1,152,864
Bank Mandiri Persero Tbk PT	294,300	156,910
Bank Rakyat Indonesia Persero Tbk PT	1,880,100	524,512
Kalbe Farma Tbk PT	117,400	13,080
Perusahaan Gas Negara Tbk PT	2,518,200	269,770
Telkom Indonesia Persero Tbk PT	921,600	247,732
Telkom Indonesia Persero Tbk PT, ADR	3,357	90,773

	Shares	Value

COMMON STOCKS (continued)
Indonesia (cont’d.)
Timah Tbk PT	131,700	$12,848
Unilever Indonesia Tbk PT	169,900	54,455
Vale Indonesia Tbk PT*	38,800	14,715
XL Axiata Tbk PT	32,300	5,644

		2,671,425

Ireland — 0.0%
Bank of Ireland Group PLC	3,056	19,298
CRH PLC	2,799	96,396
Kerry Group PLC (Class A Stock)	2,130	204,137
Kingspan Group PLC	2,643	159,287

		479,118

Israel — 0.1%
Bank Hapoalim BM	45,360	379,925
Bezeq The Israeli Telecommunication Corp. Ltd.	6,406	9,940
First International Bank of Israel Ltd. (The)	1,127	42,136
Isracard Ltd.	81	290
Israel Discount Bank Ltd. (Class A Stock)	36,705	190,831
Mizrahi Tefahot Bank Ltd.	2,217	73,309
Nice Ltd.*	1,132	218,705
Strauss Group Ltd.	409	10,040
Teva Pharmaceutical Industries Ltd.*	30,696	231,964
Teva Pharmaceutical Industries Ltd., ADR*	12,696	95,474

		1,252,614

Italy — 0.2%
Azimut Holding SpA	555	9,671
Banca Generali SpA	2,771	78,480
Banca Mediolanum SpA	29,974	197,894
BPER Banca	75,619	124,618
Coca-Cola HBC AG	3	67
Davide Campari-Milano NV	868	9,145
De’ Longhi SpA	261	4,864
Enel SpA	120,426	659,924
Eni SpA	15,555	185,061
Ferrari NV	1,752	321,691
Hera SpA	15,409	44,606
Interpump Group SpA	219	8,375
Intesa Sanpaolo SpA	174,632	326,334
Italgas SpA	23,579	137,426
Leonardo SpA	6,603	67,970
Mediobanca Banca di Credito Finanziario SpA	39,325	340,854
Moncler SpA	2,558	109,920
Pirelli & C SpA, 144A	15,338	62,411
PRADA SpA	1,800	10,109
Reply SpA	53	6,416
Snam SpA	44,897	235,152
UniCredit SpA	23,017	219,652
Unipol Gruppo SpA	17,973	81,885

		3,242,525

SEE NOTES TO FINANCIAL STATEMENTS.
A158

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan — 1.4%
Advantest Corp.	3,500	$186,964
Aeon Mall Co. Ltd.	800	9,776
Air Water, Inc.	700	8,788
Alps Alpine Co. Ltd.	8,500	84,844
Amada Co. Ltd.	33,500	246,457
Anritsu Corp.	900	9,720
Aozora Bank Ltd.	1,100	21,352
Asahi Kasei Corp.	23,100	175,741
Astellas Pharma, Inc.	19,500	303,679
Benesse Holdings, Inc.	7,600	122,910
Calbee, Inc.	4,400	88,604
Canon, Inc.	10,200	231,271
Casio Computer Co. Ltd.	14,900	137,488
Central Japan Railway Co.	1,800	207,475
Chubu Electric Power Co., Inc.	2,200	22,113
Chugai Pharmaceutical Co. Ltd.	7,600	194,227
Chugoku Electric Power Co., Inc. (The)	1,300	8,393
COMSYS Holdings Corp.	600	11,423
Cosmos Pharmaceutical Corp.	200	19,237
Daifuku Co. Ltd.	2,700	154,529
Daiichi Sankyo Co. Ltd.	17,800	450,667
Daiichikosho Co. Ltd.	400	11,623
Daikin Industries Ltd.	2,300	367,911
Daito Trust Construction Co. Ltd.	700	60,373
Daiwa House Industry Co. Ltd.	400	9,304
Denso Corp.	400	21,116
DIC Corp.	8,600	152,148
DMG Mori Co. Ltd.	3,400	42,014
East Japan Railway Co.	3,400	173,814
Ebara Corp.	300	11,205
Eisai Co. Ltd.	5,700	240,212
EXEO Group, Inc.	2,200	34,361
Fancl Corp.	700	12,753
FANUC Corp.	400	62,692
Fast Retailing Co. Ltd.	200	104,648
Fuji Media Holdings, Inc.	3,400	28,757
FUJIFILM Holdings Corp.	6,300	337,502
Fujitsu Ltd.	1,400	174,521
Hikari Tsushin, Inc.	700	71,595
Hino Motors Ltd.	2,700	13,786
Hisamitsu Pharmaceutical Co., Inc.	300	7,712
Hitachi Ltd.	5,500	262,975
Honda Motor Co. Ltd.	14,500	348,463
Hoya Corp.	4,800	412,960
Inpex Corp.	12,600	135,960
ITOCHU Corp.	21,700	587,797
Itochu Techno-Solutions Corp.	500	12,231
Izumi Co. Ltd.	900	20,239
Japan Post Bank Co. Ltd.	22,600	175,357
Japan Post Holdings Co. Ltd.	17,000	121,120
Japan Tobacco, Inc.	39,000	673,900
JTEKT Corp.	1,200	8,977
Kamigumi Co. Ltd.	200	3,863
Kaneka Corp.	6,300	154,796
Kao Corp.	9,800	394,945
Kawasaki Kisen Kaisha Ltd.	200	12,211
KDDI Corp.	16,800	530,481
Keisei Electric Railway Co. Ltd.	500	13,755
Keyence Corp.	1,700	577,155

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Koito Manufacturing Co. Ltd.	1,500	$47,288
Konica Minolta, Inc.	5,600	18,672
Kuraray Co. Ltd.	2,900	23,311
Kyocera Corp.	1,100	58,778
Kyushu Electric Power Co., Inc.	2,000	12,869
Lawson, Inc.	500	16,612
Lintec Corp.	500	8,459
Lion Corp.	6,400	70,484
Marubeni Corp.	11,400	102,638
Matsui Securities Co. Ltd.	2,500	14,809
Mitsubishi Corp.	16,500	491,968
Mitsubishi UFJ Financial Group, Inc.	5,500	29,351
Mitsui & Co. Ltd.	20,800	458,610
Mitsui Fudosan Co. Ltd.	1,800	38,661
Mitsui Mining & Smelting Co. Ltd.	1,100	25,617
Mizuho Financial Group, Inc.	26,400	298,874
MS&AD Insurance Group Holdings, Inc.	12,900	394,164
Murata Manufacturing Co. Ltd.	8,400	459,696
NEC Corp.	9,300	360,451
NET One Systems Co. Ltd.	4,300	95,234
Nexon Co. Ltd.	3,500	71,599
NGK Spark Plug Co. Ltd.	8,300	150,418
Nichirei Corp.	400	6,948
Nidec Corp.	2,900	178,650
Nihon M&A Center Holdings, Inc.	1,100	11,675
Nikon Corp.	8,600	98,887
Nintendo Co. Ltd.	700	303,653
Nippon Shokubai Co. Ltd.	2,400	92,682
Nippon Steel Corp.	2,700	38,055
Nippon Telegraph & Telephone Corp.	21,300	611,557
Nippon Television Holdings, Inc.	2,700	23,999
Nippon Yusen KK	1,100	75,301
Nissan Motor Co. Ltd.	26,100	100,624
Nissin Foods Holdings Co. Ltd.	500	34,523
Nitto Denko Corp.	200	12,928
NOF Corp.	200	7,421
NOK Corp.	700	5,663
Nomura Research Institute Ltd.	4,300	114,183
Obic Co. Ltd.	400	56,507
Olympus Corp.	11,700	234,575
Omron Corp.	9,100	461,413
Oriental Land Co. Ltd.	900	126,476
Otsuka Holdings Co. Ltd.	4,400	156,079
Pigeon Corp.	800	10,940
Pola Orbis Holdings, Inc.	800	9,885
Rakus Co. Ltd.	4,100	48,387
Recruit Holdings Co. Ltd.	11,500	337,391
Relo Group, Inc.	1,800	28,931
Ricoh Co. Ltd.	8,500	66,322
Rinnai Corp.	300	20,629
Santen Pharmaceutical Co. Ltd.	2,200	17,223
SBI Holdings, Inc.	4,100	80,293
Sega Sammy Holdings, Inc.	700	11,197
Seiko Epson Corp.	3,100	43,910
Sekisui House Ltd.	19,400	345,111
Shimamura Co. Ltd.	200	17,542
Shin-Etsu Chemical Co. Ltd.	4,500	506,465
Shionogi & Co. Ltd.	1,900	97,291

SEE NOTES TO FINANCIAL STATEMENTS.
A159

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
SoftBank Corp.	23,000	$255,338
SoftBank Group Corp.	9,800	378,690
Sohgo Security Services Co. Ltd.	400	11,090
Sony Group Corp.	9,700	789,082
Subaru Corp.	16,000	282,624
Sumitomo Chemical Co. Ltd.	198,500	772,828
Sumitomo Corp.	18,200	249,362
Sumitomo Heavy Industries Ltd.	700	15,517
Sumitomo Mitsui Financial Group, Inc.	27,900	825,033
Sumitomo Mitsui Trust Holdings, Inc.	400	12,305
Sumitomo Rubber Industries Ltd.	16,300	139,048
Sundrug Co. Ltd.	1,300	29,050
Suntory Beverage & Food Ltd.	5,400	204,078
Suzuki Motor Corp.	3,500	109,769
Taiheiyo Cement Corp.	800	11,920
Takeda Pharmaceutical Co. Ltd.	20,200	568,239
TBS Holdings, Inc.	900	11,272
TDK Corp.	400	12,278
Teijin Ltd.	2,100	21,820
Terumo Corp.	12,400	378,324
Tokio Marine Holdings, Inc.	5,200	305,452
Tokyo Electron Ltd.	1,500	493,365
Tokyo Gas Co. Ltd.	8,500	175,903
Tokyo Tatemono Co. Ltd.	900	12,388
Toshiba Corp.	3,200	130,002
Toyoda Gosei Co. Ltd.	1,700	26,779
Toyota Industries Corp.	1,000	61,711
Toyota Motor Corp.	58,100	893,087
Trend Micro, Inc.	1,000	48,862
Tsuruha Holdings, Inc.	600	32,571
Unicharm Corp.	13,800	462,780
Welcia Holdings Co. Ltd.	800	16,046
Yamada Holdings Co. Ltd.	114,000	409,568
Yamaguchi Financial Group, Inc.	7,600	41,630
Yamazaki Baking Co. Ltd.	1,500	18,305
Yokohama Rubber Co. Ltd. (The)	1,300	17,525
Zenkoku Hosho Co. Ltd.	1,300	40,621

		24,987,031

Kuwait — 0.0%
Boubyan Bank KSCP	10,117	25,506
Kuwait Finance House KSCP	74,519	211,949
National Bank of Kuwait SAKP	126,559	430,676

		668,131

Luxembourg — 0.0%
ArcelorMittal SA	7,122	160,478
Eurofins Scientific SE	126	9,928
RTL Group SA	1,149	48,067
SES SA	4	35

		218,508

Malaysia — 0.2%
Axiata Group Bhd	60,600	38,907
Capital A Bhd*	243,800	33,795
CIMB Group Holdings Bhd	372,100	418,711
D&O Green Technologies Bhd	15,600	13,629
DiGi.Com Bhd	74,700	59,278

	Shares	Value

COMMON STOCKS (continued)
Malaysia (cont’d.)
Genting Malaysia Bhd	123,200	$79,463
Hartalega Holdings Bhd	79,600	55,274
Inari Amertron Bhd	103,900	62,286
IOI Corp. Bhd	136,100	118,562
Kossan Rubber Industries Bhd	26,900	8,064
Malayan Banking Bhd	210,600	410,610
Malaysia Airports Holdings Bhd*	36,900	55,289
Maxis Bhd	90,300	67,596
MISC Bhd	20,600	33,187
My EG Services Bhd	92,800	18,546
Petronas Chemicals Group Bhd	23,700	48,419
Petronas Dagangan Bhd	6,100	29,222
Press Metal Aluminium Holdings Bhd	62,700	67,785
Public Bank Bhd	971,100	963,173
QL Resources Bhd	14,850	17,532
RHB Bank Bhd	9,000	11,706
Sime Darby Plantation Bhd	71,600	70,367
Supermax Corp. Bhd	99,063	19,665
Telekom Malaysia Bhd	119,100	141,949
Tenaga Nasional Bhd	185,000	335,171

		3,178,186

Mexico — 0.2%
Alsea SAB de CV*	127,753	242,044
America Movil SAB de CV (Class L Stock)	114,551	117,231
Cemex SAB de CV, UTS*	160,966	62,835
Coca-Cola Femsa SAB de CV, UTS	16,039	88,907
Corp Inmobiliaria Vesta SAB de CV	888,516	1,656,896
Fibra Uno Administracion SA de CV, REIT	25,842	25,778
Fomento Economico Mexicano SAB de CV, ADR	1,575	106,297
Fomento Economico Mexicano SAB de CV, UTS	30,047	202,804
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	1,389	27,381
Grupo Bimbo SAB de CV (Class A Stock)	55,605	181,696
Grupo Financiero Banorte SAB de CV (Class O Stock)	82,103	458,906
Grupo Mexico SAB de CV (Class B Stock)	73,036	304,391
Grupo Televisa SAB, UTS	8,000	13,108
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	26,801	36,384
Orbia Advance Corp. SAB de CV	17,352	40,728
Wal-Mart de Mexico SAB de CV	135,278	465,513

		4,030,899

Netherlands — 0.4%
Aalberts NV	235	9,176
Argenx SE*	119	45,112
ASML Holding NV	3,889	1,850,953
ASR Nederland NV	10,598	429,426
EXOR NV	389	24,278
Heineken NV	2,308	210,940
IMCD NV	2,343	321,943
ING Groep NV	22,484	222,968

SEE NOTES TO FINANCIAL STATEMENTS.
A160

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Netherlands (cont’d.)
Koninklijke Ahold Delhaize NV	18,730	$488,456
Koninklijke DSM NV	75	10,805
Koninklijke Philips NV	4,162	89,630
Koninklijke Vopak NV	3,141	79,373
NN Group NV	1,706	77,511
OCI NV	404	13,360
PostNL NV	35,440	107,433
Randstad NV	3,573	173,412
Shell PLC	60,260	1,555,699
Wolters Kluwer NV	9,777	948,687

		6,659,162

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	14,947	186,053

Norway — 0.1%
Aker ASA (Class A Stock)	176	13,495
Aker BP ASA, SDR*	3,825	132,831
DNB Bank ASA	22,474	402,300
Equinor ASA	19,159	668,582
Gjensidige Forsikring ASA	544	11,018
Leroy Seafood Group ASA	5	35
Schibsted ASA (Class B Stock)	1,083	17,606
Telenor ASA	3,105	41,219

		1,287,086

Peru — 0.0%
Credicorp Ltd.	89	10,672
Southern Copper Corp.	2,369	118,000

		128,672

Philippines — 0.0%
AC Energy Corp.	9,030	1,323
Ayala Corp.	3,010	32,901
Ayala Land, Inc.	98,300	45,652
International Container Terminal Services, Inc.	42,130	141,092
JG Summit Holdings, Inc.	17,556	15,606
Manila Electric Co.	11,020	72,151
Metropolitan Bank & Trust Co.	13,079	11,376
SM Investments Corp.	13,680	194,503
SM Prime Holdings, Inc.	37,200	24,730
Universal Robina Corp.	9,580	19,379

		558,713

Poland — 0.0%
Bank Polska Kasa Opieki SA	5,016	91,678
KGHM Polska Miedz SA	614	16,366
Polskie Gornictwo Naftowe i Gazownictwo SA	76,791	97,952
Santander Bank Polska SA	673	34,988

		240,984

Portugal — 0.0%
EDP - Energias de Portugal SA	61,640	288,229
Jeronimo Martins SGPS SA	13,085	284,762

		572,991

	Shares	Value

COMMON STOCKS (continued)
Qatar — 0.0%
Barwa Real Estate Co.	12,245	$11,226
Commercial Bank PSQC (The)	23,506	44,084
Industries Qatar QSC	17,710	77,548
Masraf Al Rayan QSC	43,560	49,406
Ooredoo QPSC	8,472	17,911
Qatar Electricity & Water Co. QSC	5,137	24,737
Qatar Islamic Bank SAQ	19,033	116,214
Qatar National Bank QPSC	53,645	294,234

		635,360

Romania — 0.0%
NEPI Rockcastle SA	1,584	8,465

Russia — 0.0%
Alrosa PJSC^	258,455	1
Gazprom Neft PJSC, ADR^	210	—
Gazprom PJSC^	95,851	—
Gazprom PJSC, ADR^	69,094	7
Inter RAO UES PJSC^	2,090,349	4
LUKOIL PJSC^	8,259	—
LUKOIL PJSC, ADR^	6,733	1
Magnit PJSC, GDR^	1,998	—
MMC Norilsk Nickel PJSC^	1,248	—
Mobile TeleSystems PJSC, ADR^	1,691	—
Novolipetsk Steel PJSC^	2,772	—
PhosAgro PJSC, GDR (MOEX)^	25	—
PhosAgro PJSC, GDR (XLON)^	3,987	—
Sberbank of Russia PJSC, ADR*^	24,105	3
Severstal PAO^	2,445	—
Surgutneftegas PJSC^	177,716	—
Tatneft PJSC^	32,037	—

		16

Saudi Arabia — 0.2%
Al Hammadi Co. for Development & Investment	1,984	19,290
Al Rajhi Bank	32,651	718,690
Alinma Bank	22,477	200,094
Almarai Co. JSC	7,131	99,585
Bank AlBilad*	5,564	64,928
Banque Saudi Fransi	5,308	67,135
Dr. Sulaiman Al Habib Medical Services Group Co.	1,711	88,400
Etihad Etisalat Co.	6,772	63,206
Rabigh Refining & Petrochemical Co.*	13,542	61,544
Riyad Bank	7,461	63,853
Saudi Airlines Catering Co.*	2,056	39,248
Saudi Arabian Mining Co.*	14,485	192,629
Saudi Arabian Oil Co., 144A	43,974	454,812
Saudi Basic Industries Corp.	19,556	530,290
Saudi British Bank (The)	2,896	31,451
Saudi Electricity Co.	1,072	6,908
Saudi National Bank (The)	28,685	504,279
Saudi Telecom Co.	215	5,575
Savola Group (The)	3,011	26,977

		3,238,894

SEE NOTES TO FINANCIAL STATEMENTS.
A161

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Singapore — 0.2%
Ascendas Real Estate Investment Trust, REIT	7,700	$15,813
Ascott Residence Trust, UTS	23,400	19,200
City Developments Ltd.	6,900	40,544
DBS Group Holdings Ltd.	14,700	314,559
Jardine Cycle & Carriage Ltd.	26,100	531,608
Mapletree Commercial Trust, REIT	55,900	73,695
Mapletree Industrial Trust, REIT	12,800	23,976
Mapletree Logistics Trust, REIT	11,700	14,163
NetLink NBN Trust, UTS	13,900	9,705
Oversea-Chinese Banking Corp. Ltd.	27,200	223,232
Sea Ltd., ADR*	2,967	198,374
Singapore Airlines Ltd.*	2,600	9,555
Singapore Technologies Engineering Ltd.	3,600	10,584
Singapore Telecommunications Ltd.	621,300	1,131,838
Suntec Real Estate Investment Trust, REIT	9,100	10,608
United Overseas Bank Ltd.	9,500	179,655

		2,807,109

South Africa — 0.3%
Absa Group Ltd.	14,143	134,413
Anglo American Platinum Ltd.	3,695	324,755
Anglo American PLC (BATE)	6,525	233,378
Anglo American PLC (XJSE)	11,266	402,123
Aspen Pharmacare Holdings Ltd.	8,026	68,622
AVI Ltd.	27,103	109,624
Bidvest Group Ltd. (The)	1,227	15,857
Capitec Bank Holdings Ltd.	2,605	317,219
Discovery Ltd.*	5,762	45,560
FirstRand Ltd.	152,283	583,661
Foschini Group Ltd. (The)	19,364	145,446
Gold Fields Ltd.	28,422	264,272
Growthpoint Properties Ltd., REIT	12,547	9,537
Impala Platinum Holdings Ltd.	14,563	163,086
Investec Ltd.	6,633	35,799
Life Healthcare Group Holdings Ltd.	35,503	39,099
Mr. Price Group Ltd.	4,464	48,885
MTN Group Ltd.	29,440	238,944
Naspers Ltd. (Class N Stock)	5,601	820,990
Nedbank Group Ltd.	4,713	60,069
Netcare Ltd.	52,272	45,894
Northam Platinum Holdings Ltd.*	2,414	25,549
Old Mutual Ltd.	63,949	43,334
Pepkor Holdings Ltd., 144A	20,776	24,461
Pick’n Pay Stores Ltd.	10,998	37,993
Sanlam Ltd.	26,708	86,920
Sappi Ltd.*	4,721	15,726
Sasol Ltd.*	6,412	147,378
Sasol Ltd., ADR*	4,933	113,755
Shoprite Holdings Ltd.	13,049	158,890
Sibanye Stillwater Ltd.	34,424	86,124
Standard Bank Group Ltd.	76,171	726,131
Tiger Brands Ltd.	17,231	150,734
Truworths International Ltd.	88,470	276,060
Woolworths Holdings Ltd.	27,764	92,625

		6,092,913

	Shares	Value

COMMON STOCKS (continued)
South Korea — 0.7%
Celltrion, Inc.	1,939	$269,160
Cosmax, Inc.	116	5,044
Coupang, Inc.*	2,382	30,371
Daewon Pharmaceutical Co. Ltd.	2,798	33,547
Daewoo Engineering & Construction Co. Ltd.*	22,307	100,594
Dentium Co. Ltd.	292	19,376
Dongkuk Steel Mill Co. Ltd.	1,219	12,081
Doosan Bobcat, Inc.	866	19,315
Doosan Co. Ltd.	1,229	66,476
Ecopro BM Co. Ltd.	100	8,780
Fila Holdings Corp.	2,439	52,929
Green Cross Corp.	70	9,068
GS Retail Co. Ltd.	743	14,667
Hankook Tire & Technology Co. Ltd.	1,257	32,013
Hanwha Aerospace Co. Ltd.	1,634	61,389
Hanwha Life Insurance Co. Ltd.*	18,687	32,026
Hite Jinro Co. Ltd.	4,896	116,040
Hugel, Inc.*	378	30,854
Hyundai Construction Equipment Co. Ltd.	2,055	71,405
Hyundai Department Store Co. Ltd.	1,275	68,856
Hyundai Electric & Energy System Co. Ltd.*	439	8,575
Hyundai Engineering & Construction Co. Ltd.	995	31,809
Hyundai Glovis Co. Ltd.	940	130,626
Hyundai Mobis Co. Ltd.	2,877	442,809
Hyundai Motor Co.	2,046	282,411
Hyundai Wia Corp.	397	17,162
Intellian Technologies, Inc.	211	9,732
Kakao Corp.	4,452	240,559
KB Financial Group, Inc.	4,607	170,872
KCC Corp.	125	27,726
Kia Corp.	854	51,108
Koh Young Technology, Inc.	5,416	58,848
Kolon Industries, Inc.	1,384	55,937
Korea Electric Power Corp.*	1,261	21,966
Korea Gas Corp.	8,225	250,155
Korea Line Corp.*	15,417	31,124
Korea Zinc Co. Ltd.	538	201,999
Korean Air Lines Co. Ltd.*	3,872	75,241
Krafton, Inc.*	33	5,565
KT Corp.	11,175	313,982
LG Chem Ltd.	1,495	595,683
LG Electronics, Inc.	1,194	81,299
LG Energy Solution Ltd.*	162	46,645
LG H&H Co. Ltd.	275	144,166
LG Innotek Co. Ltd.	74	19,570
LS Corp.	969	47,501
LS Electric Co. Ltd.	1,235	55,018
Mando Corp.	1,360	50,022
NAVER Corp.	3,828	705,690
NCSoft Corp.	255	68,689
NHN Corp.*	1,588	34,201
PharmaResearch Co. Ltd.	261	13,549
POSCO Holdings, Inc.	2,194	390,077
POSCO Holdings, Inc., ADR(a)	3,148	140,149
Samsung Biologics Co. Ltd., 144A*	317	192,832

SEE NOTES TO FINANCIAL STATEMENTS.
A162

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
South Korea (cont’d.)
Samsung C&T Corp.	519	$49,223
Samsung Electro-Mechanics Co. Ltd.	799	80,475
Samsung Electronics Co. Ltd.	113,567	4,991,637
Samsung SDI Co. Ltd.	1,436	594,879
Samsung SDS Co. Ltd.	1,048	104,867
Shinhan Financial Group Co. Ltd.	11,590	330,850
Shinsegae International, Inc.	1,589	36,956
Shinsegae, Inc.	1,482	249,570
SK Bioscience Co. Ltd.*	146	11,314
SK Hynix, Inc.	1,842	129,218
SK Innovation Co. Ltd.*	1,967	293,346
SK Telecom Co. Ltd.	5,707	228,684
S-Oil Corp.	2,248	179,996
Studio Dragon Corp.*	97	5,265
Tokai Carbon Korea Co. Ltd.	393	34,036
Webzen, Inc.*	328	4,651
WONIK IPS Co. Ltd.	383	8,849

		13,401,104

Spain — 0.2%
Acciona SA	350	64,410
Amadeus IT Group SA*	1,620	90,187
Banco Bilbao Vizcaya Argentaria SA	36,590	165,969
Banco de Sabadell SA	8,117	6,430
Banco Santander SA	136,749	385,902
Bankinter SA	11,630	72,737
Cellnex Telecom SA, 144A	33,388	1,293,838
Fluidra SA	6,794	137,790
Grifols SA	2,291	43,385
Iberdrola SA	29,211	302,877
Industria de Diseno Textil SA	23,699	536,908
Merlin Properties Socimi SA, REIT	1,202	11,590
Repsol SA	10,341	151,889
Telefonica SA	11,983	61,025

		3,324,937

Sweden — 0.1%
Assa Abloy AB (Class B Stock)	4,023	85,705
Atlas Copco AB (Class A Stock)	31,251	292,290
Atlas Copco AB (Class B Stock)	9,612	80,524
Axfood AB	425	12,228
Elekta AB (Class B Stock)	18,574	128,354
Essity AB (Class B Stock)	2,563	66,872
Evolution AB, 144A	873	79,226
Hexagon AB (Class B Stock)	7,042	73,214
Holmen AB (Class B Stock)	286	11,593
Industrivarden AB (Class A Stock)	3,573	80,494
Industrivarden AB (Class C Stock)	6,489	144,383
Indutrade AB	1,408	25,688
Investor AB (Class B Stock)	12,222	201,235
L E Lundbergforetagen AB (Class B Stock)	2,207	89,753
Saab AB (Class B Stock)	6,770	279,680
Svenska Handelsbanken AB (Class A Stock)	1,932	16,522
Tele2 AB (Class B Stock)	23,389	266,618
Telefonaktiebolaget LM Ericsson (Class B Stock)	58,033	432,745
Telia Co. AB	4,390	16,801

	Shares	Value

COMMON STOCKS (continued)
Sweden (cont’d.)
Volvo AB (Class B Stock)	9,370	$145,556

		2,529,481

Switzerland — 0.4%
ABB Ltd.	17,033	452,349
Alcon, Inc.	274	19,078
Baloise Holding AG	422	68,860
Banque Cantonale Vaudoise	145	11,380
Belimo Holding AG	31	10,910
Chocoladefabriken Lindt & Spruengli AG	5	50,831
Cie Financiere Richemont SA (Class A Stock)	4,224	450,663
Credit Suisse Group AG	3,433	19,541
Flughafen Zurich AG*	744	112,280
Givaudan SA	167	586,985
Idorsia Ltd.*	770	11,006
Kuehne + Nagel International AG	445	105,115
Logitech International SA	848	44,123
Lonza Group AG	875	466,045
Novartis AG	21,410	1,809,427
Partners Group Holding AG	157	141,357
PSP Swiss Property AG	120	13,350
Sika AG	1,589	366,035
Sonova Holding AG	43	13,671
Straumann Holding AG	1,245	149,485
Swatch Group AG (The)	753	178,392
TE Connectivity Ltd.	4,889	553,190
Tecan Group AG	101	29,294
Temenos AG	114	9,712
UBS Group AG	35,547	574,028
VAT Group AG, 144A	153	36,340
Zurich Insurance Group AG	197	85,588

		6,369,035

Taiwan — 1.1%
Accton Technology Corp.	11,000	88,434
Advantech Co. Ltd.	12,000	139,397
Alchip Technologies Ltd.	4,000	93,490
Ardentec Corp.	28,000	33,829
ASE Technology Holding Co. Ltd.	72,000	184,591
Asia Polymer Corp.	11,000	10,443
ASPEED Technology, Inc.	2,200	140,563
AUO Corp.	87,000	46,732
Bizlink Holding, Inc.	15,000	156,425
Cathay Financial Holding Co. Ltd.	203,432	347,809
Chailease Holding Co. Ltd.	43,727	306,157
Chang Hwa Commercial Bank Ltd.	156,370	91,356
Chicony Electronics Co. Ltd.	14,000	34,959
China Steel Corp.	24,000	23,029
ChipMOS Technologies, Inc.	5,000	6,201
Chroma ATE, Inc.	10,000	51,352
Chunghwa Telecom Co. Ltd.	32,000	131,400
CTBC Financial Holding Co. Ltd.	947,680	799,898
Delta Electronics, Inc.	80,000	595,961
E Ink Holdings, Inc.	24,000	152,740
E.Sun Financial Holding Co. Ltd.	61,544	59,949
Elite Material Co. Ltd.	3,000	18,009
Eva Airways Corp.*	103,000	109,660

SEE NOTES TO FINANCIAL STATEMENTS.
A163

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Taiwan (cont’d.)
Evergreen Marine Corp. Taiwan Ltd.	37,000	$105,482
Faraday Technology Corp.	17,000	109,365
Feng TAY Enterprise Co. Ltd.	9,000	52,917
First Financial Holding Co. Ltd.	81,000	71,402
Formosa Chemicals & Fibre Corp.	64,000	160,664
Formosa Plastics Corp.	43,000	156,732
Formosa Sumco Technology Corp.	2,000	11,903
Fubon Financial Holding Co. Ltd.	36,000	72,325
Global Unichip Corp.	9,000	146,249
Globalwafers Co. Ltd.	4,000	61,016
Gloria Material Technology Corp.	97,000	82,055
Hiwin Technologies Corp.	24,210	194,548
Hon Hai Precision Industry Co. Ltd.	145,000	532,718
Hon Hai Precision Industry Co. Ltd., GDR	1,026	7,555
Kinik Co.	3,000	14,794
Kinsus Interconnect Technology Corp.	30,000	143,569
Largan Precision Co. Ltd.	3,000	174,642
Lotes Co. Ltd.	5,000	112,912
Makalot Industrial Co. Ltd.	22,000	104,721
MediaTek, Inc.	57,000	1,247,625
Nan Ya Plastics Corp.	3,000	8,370
Nan Ya Printed Circuit Board Corp.	3,000	26,467
Nanya Technology Corp.	41,000	68,512
Novatek Microelectronics Corp.	16,000	162,273
PChome Online, Inc.	3,000	6,999
Pegavision Corp.	1,000	14,076
PharmaEssentia Corp.*	1,000	17,557
Phison Electronics Corp.	10,000	91,455
Powertech Technology, Inc.	25,000	73,953
Primax Electronics Ltd.	130,000	271,123
Realtek Semiconductor Corp.	61,000	747,141
Sercomm Corp.	9,000	24,650
Simplo Technology Co. Ltd.	11,000	94,450
Sino-American Silicon Products, Inc.*	21,000	99,614
TA Chen Stainless Pipe	8,000	9,121
Taiwan Business Bank	43,000	16,729
Taiwan Cooperative Financial Holding Co. Ltd.	29,000	26,194
Taiwan Fertilizer Co. Ltd.	96,000	206,396
Taiwan Semiconductor Co. Ltd.	4,000	9,626
Taiwan Semiconductor Manufacturing Co. Ltd.	522,000	8,350,669
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,365	438,589
Taiwan Union Technology Corp.	37,000	69,583
TSRC Corp.	35,000	34,926
Tung Ho Steel Enterprise Corp.	18,090	31,640
Unimicron Technology Corp.	35,000	186,681
Uni-President Enterprises Corp.	196,000	441,431
United Microelectronics Corp.	311,000	413,245
United Microelectronics Corp., ADR*(a)	17,852	120,858
USI Corp.	13,000	10,830
Vanguard International Semiconductor Corp.	23,000	59,308
Visual Photonics Epitaxy Co. Ltd.	14,000	33,897
Voltronic Power Technology Corp.	2,000	97,025
Wisdom Marine Lines Co. Ltd.	33,000	72,477

	Shares	Value

COMMON STOCKS (continued)
Taiwan (cont’d.)
Wistron NeWeb Corp.	28,000	$65,370

		19,586,813

Tanzania — 0.0%
AngloGold Ashanti Ltd.	15,811	235,816
AngloGold Ashanti Ltd., ADR	5,106	75,518

		311,334

Thailand — 0.1%
Advanced Info Service PCL, NVDR	9,700	53,434
Airports of Thailand PCL, NVDR*	23,500	47,281
AP Thailand PCL, NVDR	47,000	13,325
B Grimm Power PCL, NVDR	9,400	9,320
Bangchak Corp. PCL, NVDR	358,800	318,183
Bangkok Chain Hospital PCL, NVDR	36,900	19,534
Bangkok Dusit Medical Services PCL, NVDR	58,300	41,267
Chularat Hospital PCL, NVDR	92,400	9,682
CP ALL PCL, NVDR	12,100	20,568
Energy Absolute PCL, NVDR	142,500	327,893
Gulf Energy Development PCL, NVDR	42,200	55,581
Hana Microelectronics PCL, NVDR	11,000	12,735
Home Product Center PCL, NVDR	247,200	88,855
Indorama Ventures PCL, NVDR	37,100	49,447
JMT Network Services PCL	28,300	58,746
JMT Network Services PCL, NVDR	5,400	11,209
KCE Electronics PCL, NVDR	10,500	17,974
Kiatnakin Phatra Bank PCL, NVDR	94,900	166,729
Mega Lifesciences PCL, NVDR	131,400	188,046
Precious Shipping PCL, NVDR	76,600	39,943
PTT Exploration & Production PCL, NVDR	120,400	543,646
PTT PCL, NVDR	151,700	146,179
Siam Makro PCL, NVDR	24,900	24,644
Star Petroleum Refining PCL, NVDR	164,700	56,597
Thai Union Group PCL, NVDR	33,900	16,417

		2,337,235

Turkey — 0.0%
Arcelik A/S	3,028	13,200
BIM Birlesik Magazalar A/S	8,185	39,711
Dogus Otomotiv Servis ve Ticaret A/S	1,431	6,487
Enerjisa Enerji A/S, 144A	9,132	7,497
KOC Holding A/S	15,324	33,740
Mavi Giyim Sanayi Ve Ticaret A/S (Class B Stock), 144A	3,789	11,925
Migros Ticaret A/S*	44,406	128,042
Turkcell Iletisim Hizmetleri A/S	292,613	283,979
Turkiye Is Bankasi A/S (Class C Stock)	60,945	16,075
Turkiye Petrol Rafinerileri A/S*	1,810	28,830

		569,486

United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	34,766	83,898
Abu Dhabi Islamic Bank PJSC	16,961	34,603
Abu Dhabi National Oil Co. for Distribution PJSC	12,568	14,435
Aldar Properties PJSC	44,707	54,197

SEE NOTES TO FINANCIAL STATEMENTS.
A164

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United Arab Emirates (cont’d.)
Dubai Islamic Bank PJSC	33,686	$52,797
Emaar Properties PJSC	46,233	65,550
Emirates NBD Bank PJSC	29,346	105,583
Emirates Telecommunications Group Co. PJSC	20,698	147,051
First Abu Dhabi Bank PJSC	51,607	263,908
NMC Health PLC*^	411	—

		822,022

United Kingdom — 0.9%
Ashtead Group PLC	12,742	532,525
Associated British Foods PLC	9,630	185,099
AstraZeneca PLC	9,332	1,227,642
BAE Systems PLC	11,261	113,690
Barclays PLC	111,958	209,820
Bellway PLC	2,273	59,534
BP PLC	376,410	1,774,320
British American Tobacco PLC	45,839	1,961,787
BT Group PLC	40,083	90,998
Centrica PLC*	22,648	22,049
CK Hutchison Holdings Ltd.	66,500	454,383
Croda International PLC	1,775	139,657
Dechra Pharmaceuticals PLC	651	27,378
Diageo PLC	30,766	1,324,840
Direct Line Insurance Group PLC	15,347	47,100
Drax Group PLC	3,374	26,411
easyJet PLC*	4,715	21,424
Experian PLC	21,928	641,412
Future PLC	1,887	39,582
Greggs PLC	2,388	52,798
HomeServe PLC	17,287	247,478
Howden Joinery Group PLC	9,680	70,985
HSBC Holdings PLC	104,307	681,955
IG Group Holdings PLC	5,031	42,367
IMI PLC	7,814	111,574
Imperial Brands PLC	14,513	324,586
ITV PLC	203,015	161,207
J Sainsbury PLC	24,642	61,248
JET2 PLC*	3	33
Liberty Global PLC (Class A Stock)*	2,322	48,878
Liberty Global PLC (Class C Stock)*	2,199	48,576
Linde PLC(a)	6,317	1,816,327
Lloyds Banking Group PLC	1,000,609	515,296
London Stock Exchange Group PLC	943	87,731
NatWest Group PLC	70,260	187,621
Next PLC	352	25,123
Phoenix Group Holdings PLC	13,568	97,802
Reckitt Benckiser Group PLC	2,105	157,996
RELX PLC	13,268	358,710
Renishaw PLC	165	7,158
Rightmove PLC	44,064	303,698
Rolls-Royce Holdings PLC*	28,746	29,164
RS Group PLC	1,065	11,311
Segro PLC, REIT	6,873	81,902
Smiths Group PLC	21,800	371,153
Spectris PLC	4,930	162,414
Spirax-Sarco Engineering PLC	632	76,142
SSE PLC	15,245	300,079
Taylor Wimpey PLC	24,675	35,101

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (cont’d.)
Tesco PLC	97,931	$304,119
Tritax Big Box REIT PLC, REIT	30,990	68,630
Unilever PLC (BATE)	14,634	665,674
Unilever PLC (XAMS)	8,364	381,610
Whitbread PLC	4,223	127,436
WPP PLC	14,126	142,393

		17,065,926

United States — 20.9%
Abbott Laboratories	12,231	1,328,898
AbbVie, Inc.	8,155	1,249,020
Accenture PLC (Class A Stock)	2,913	808,794
Activision Blizzard, Inc.	1,576	122,707
Adobe, Inc.*	3,251	1,190,061
Advance Auto Parts, Inc.	626	108,354
Advanced Micro Devices, Inc.*	10,025	766,612
AECOM	302	19,696
Agilent Technologies, Inc.	9,562	1,135,679
Agree Realty Corp., REIT(a)	53,637	3,868,837
Airbnb, Inc. (Class A Stock)*	335	29,842
Alexandria Real Estate Equities, Inc., REIT(a)	24,041	3,486,666
Align Technology, Inc.*	1,377	325,895
Allstate Corp. (The)	3,567	452,046
Ally Financial, Inc.	6,264	209,907
Alphabet, Inc. (Class A Stock)*	2,165	4,718,098
Alphabet, Inc. (Class C Stock)*	1,817	3,974,597
Altice USA, Inc. (Class A Stock)*	18,998	175,731
Altria Group, Inc.	20,319	848,725
Amazon.com, Inc.*	55,819	5,928,536
Ameren Corp.	603	54,487
American Express Co.	8,177	1,133,496
American Tower Corp., REIT	8,429	2,154,368
AmerisourceBergen Corp.	5,114	723,529
AMETEK, Inc.	3,752	412,307
Amgen, Inc.	5,290	1,287,057
Analog Devices, Inc.	4,287	626,288
ANSYS, Inc.*	305	72,983
Aon PLC (Class A Stock)	148	39,913
APA Corp.	4,756	165,984
Apple, Inc.	100,726	13,771,259
Applied Materials, Inc.	13,684	1,244,970
Archer-Daniels-Midland Co.	2,295	178,092
ASGN, Inc.*	326	29,421
AT&T, Inc.	5,233	109,684
Atlassian Corp. PLC (Class A Stock)*	197	36,918
Atmos Energy Corp.(a)	1,411	158,173
Autodesk, Inc.*	604	103,864
Automatic Data Processing, Inc.	2,733	574,039
AutoNation, Inc.*	1,854	207,203
AvalonBay Communities, Inc., REIT	34,974	6,793,699
Avnet, Inc.	1,963	84,173
Ball Corp.	3,508	241,245
Bank of America Corp.	89,721	2,793,015
Bank of New York Mellon Corp. (The)	22,751	948,944
Berkshire Hathaway, Inc. (Class B Stock)*	6,921	1,889,571
Best Buy Co., Inc.(a)	3,030	197,526
Biogen, Inc.*	1,874	382,184

SEE NOTES TO FINANCIAL STATEMENTS.
A165

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
BioMarin Pharmaceutical, Inc.*	719	$59,584
Black Hills Corp.(a)	5,229	380,514
Blackstone, Inc.	2,262	206,362
Block, Inc.*	4,575	281,179
Boeing Co. (The)*	4,099	560,415
Booking Holdings, Inc.*	90	157,409
Booz Allen Hamilton Holding Corp.	3,331	300,989
Boston Properties, Inc., REIT(a)	46,832	4,167,111
Boston Scientific Corp.*	36,155	1,347,497
Bristol-Myers Squibb Co.	11,402	877,954
Broadcom, Inc.	1,844	895,834
Brookdale Senior Living, Inc.*	160,756	729,832
Brown-Forman Corp. (Class B Stock)	20,895	1,465,993
BRP, Inc.	287	17,663
Bruker Corp.	2,974	186,648
Builders FirstSource, Inc.*	1,526	81,946
Bunge Ltd.	3,291	298,461
C3.ai, Inc. (Class A Stock)*(a)	2,433	44,427
Cadence Design Systems, Inc.*	3,021	453,241
Capital One Financial Corp.	5,599	583,360
Caterpillar, Inc.	2,921	522,158
CBRE Group, Inc. (Class A Stock)*	3,001	220,904
Ceridian HCM Holding, Inc.*	2,350	110,638
CF Industries Holdings, Inc.	1,447	124,051
Charles River Laboratories International, Inc.*	453	96,928
Charles Schwab Corp. (The)	12,448	786,465
Charter Communications, Inc. (Class A Stock)*	936	438,544
Chevron Corp.	11,135	1,612,125
Chipotle Mexican Grill, Inc.*	21	27,452
Choice Hotels International, Inc.(a)	2,560	285,773
Ciena Corp.*	4,426	202,268
Cigna Corp.	6,122	1,613,269
Citigroup, Inc.	17,799	818,576
Citrix Systems, Inc.	420	40,811
CME Group, Inc.	2,346	480,226
CMS Energy Corp.	20,804	1,404,270
Coca-Cola Co. (The)	11,122	699,685
Cognizant Technology Solutions Corp. (Class A Stock)	8,453	570,493
Coinbase Global, Inc. (Class A Stock)*(a)	594	27,930
Colgate-Palmolive Co.	17,858	1,431,140
Comcast Corp. (Class A Stock)	35,769	1,403,576
Community Healthcare Trust, Inc., REIT	51,759	1,874,193
ConocoPhillips	641	57,568
Constellation Brands, Inc. (Class A Stock)	211	49,176
Corteva, Inc.	5,340	289,108
Costco Wholesale Corp.	4,527	2,169,701
Coupa Software, Inc.*	1,105	63,095
Cousins Properties, Inc., REIT(a)	116,726	3,411,901
Crocs, Inc.*	472	22,972
Crowdstrike Holdings, Inc. (Class A Stock)*	685	115,464
Crown Castle International Corp., REIT	6,688	1,126,125
CSX Corp.	26,699	775,873

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Cummins, Inc.	3,679	$711,997
Curtiss-Wright Corp.	2,686	354,713
CVS Health Corp.	5,539	513,244
Danaher Corp.	5,236	1,327,431
Deere & Co.	1,679	502,810
Dell Technologies, Inc. (Class C Stock)	8,811	407,156
Devon Energy Corp.	5,387	296,878
Diamondback Energy, Inc.	639	77,415
Dick’s Sporting Goods, Inc.	2,074	156,317
Digital Realty Trust, Inc., REIT(a)	25,551	3,317,286
Discover Financial Services	3,040	287,523
DocuSign, Inc.*	571	32,764
Dollar General Corp.	1,856	455,537
Dominion Energy, Inc.	1,371	109,420
Domino’s Pizza, Inc.	381	148,480
DTE Energy Co.	10,873	1,378,153
DuPont de Nemours, Inc.	544	30,236
Eaton Corp. PLC	7,291	918,593
eBay, Inc.	2,162	90,091
Ecolab, Inc.	8,710	1,339,250
Edwards Lifesciences Corp.*	7,855	746,932
Elastic NV*	470	31,805
Electronic Arts, Inc.	2,923	355,583
Elevance Health, Inc.	3,575	1,725,223
Eli Lilly & Co.	6,191	2,007,308
Enovis Corp.*	630	34,650
Enphase Energy, Inc.*	155	30,262
Entergy Corp.	4,888	550,584
EOG Resources, Inc.	10,593	1,169,891
EPR Properties, REIT	84,621	3,971,264
Equinix, Inc., REIT	17,656	11,600,345
Equity Residential, REIT	3,791	273,786
Essex Property Trust, Inc., REIT	440	115,064
Estee Lauder Cos., Inc. (The) (Class A Stock)	602	153,311
Exelixis, Inc.*	2,113	43,993
Expedia Group, Inc.*	485	45,993
Expeditors International of Washington, Inc.	2,336	227,667
Extra Space Storage, Inc., REIT(a)	43,197	7,348,674
Exxon Mobil Corp.	36,941	3,163,627
Fair Isaac Corp.*	206	82,585
Federal Realty OP LP, REIT	17,436	1,669,323
FedEx Corp.	972	220,362
Fidelity National Information Services, Inc.	5,235	479,892
Flex Ltd.*	2,051	29,678
FMC Corp.	2,643	282,827
Foot Locker, Inc.	1,760	44,440
Ford Motor Co.	5,131	57,108
Fortinet, Inc.*	1,781	100,769
Fox Corp. (Class A Stock)(a)	32,307	1,038,993
Fox Corp. (Class B Stock)	945	28,067
Freeport-McMoRan, Inc.	12,105	354,192
General Dynamics Corp.	10,430	2,307,637
General Electric Co.	917	58,385
General Motors Co.*	16,129	512,257
Genpact Ltd.	646	27,365
Gilead Sciences, Inc.	3,901	241,121

SEE NOTES TO FINANCIAL STATEMENTS.
A166

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Global Payments, Inc.	4,753	$525,872
GoDaddy, Inc. (Class A Stock)*	1,192	82,916
Goldman Sachs Group, Inc. (The)	1,111	329,989
GSK PLC	29,698	639,700
Halliburton Co.	18,833	590,603
Hartford Financial Services Group, Inc. (The)	500	32,715
HEICO Corp.	1,674	219,495
HEICO Corp. (Class A Stock)	3,669	386,639
Helmerich & Payne, Inc.	1	43
Hershey Co. (The)	2,766	595,133
Hess Corp.	541	57,314
Hewlett Packard Enterprise Co.(a)	56,122	744,178
Home Depot, Inc. (The)	7,467	2,047,974
Honeywell International, Inc.	448	77,867
Host Hotels & Resorts, Inc., REIT	219,349	3,439,392
HP, Inc.	19,317	633,211
HubSpot, Inc.*	567	170,469
Hudson Pacific Properties, Inc., REIT	51,167	759,318
Huntington Bancshares, Inc.	9,590	115,368
Huntsman Corp.	1,907	54,063
IDEXX Laboratories, Inc.*	909	318,814
Illinois Tool Works, Inc.	8,325	1,517,231
Incyte Corp.*	485	36,845
Intel Corp.	61,147	2,287,509
Intercontinental Exchange, Inc.	4,445	418,008
Intuit, Inc.	1,454	560,430
Invitation Homes, Inc., REIT	144,598	5,144,797
IQVIA Holdings, Inc.*	149	32,332
Iridium Communications, Inc.*	3,042	114,258
J.B. Hunt Transport Services, Inc.	187	29,447
James Hardie Industries PLC, CDI	15,268	334,032
JBS SA	4,657	28,164
Johnson & Johnson	19,305	3,426,831
JPMorgan Chase & Co.	27,722	3,121,774
Juniper Networks, Inc.(a)	18,990	541,215
KBR, Inc.	591	28,598
Keurig Dr. Pepper, Inc.(a)	9,425	333,551
KLA Corp.(a)	1,729	551,689
Lam Research Corp.	1,403	597,888
Lamar Advertising Co. (Class A Stock), REIT	669	58,852
Landstar System, Inc.	1,127	163,888
Lattice Semiconductor Corp.*	490	23,765
Legend Biotech Corp., ADR*	259	14,245
Lennar Corp. (Class A Stock)	2,535	178,895
Live Nation Entertainment, Inc.*	517	42,694
Lockheed Martin Corp.	4,096	1,761,116
Lowe’s Cos., Inc.	6,244	1,090,639
Lyft, Inc. (Class A Stock)*	5,378	71,420
LyondellBasell Industries NV (Class A Stock)	3,289	287,656
Manhattan Associates, Inc.*	478	54,779
ManpowerGroup, Inc.	409	31,252
Marathon Oil Corp.	16,092	361,748
Marsh & McLennan Cos., Inc.	7,403	1,149,316
Marvell Technology, Inc.	1,826	79,486
Masco Corp.(a)	12,148	614,689
Masimo Corp.*	347	45,342

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Mastercard, Inc. (Class A Stock)	4,315	$1,361,296
MaxLinear, Inc.*	5,395	183,322
McCormick & Co., Inc.	3,052	254,079
McDonald’s Corp.	3,654	902,100
McKesson Corp.	1,647	537,268
Medical Properties Trust, Inc., REIT(a)	35,324	539,397
Medtronic PLC.	9,522	854,599
Merck & Co., Inc.	21,140	1,927,334
Meta Platforms, Inc. (Class A Stock)*	14,935	2,408,269
MetLife, Inc.	26,628	1,671,972
Mettler-Toledo International, Inc.*	355	407,813
Micron Technology, Inc.	5,820	321,730
Microsoft Corp.	48,636	12,491,184
Mid-America Apartment Communities, Inc., REIT	49,243	8,601,275
Moderna, Inc.*	649	92,710
Molina Healthcare, Inc.*	1,235	345,318
Mondelez International, Inc. (Class A Stock)	8,589	533,291
Monolithic Power Systems, Inc.	756	290,334
Moody’s Corp.	1,138	309,502
Mosaic Co. (The)	3,931	185,661
Murphy Oil Corp.	688	20,771
Murphy USA, Inc.	88	20,493
Nestle SA	27,152	3,168,519
NetApp, Inc.	5,643	368,149
NextEra Energy, Inc.	14,630	1,133,240
NIKE, Inc. (Class B Stock)	4,318	441,300
Nordstrom, Inc.	773	16,333
Norfolk Southern Corp.	1,913	434,806
Northern Trust Corp.	862	83,166
Northrop Grumman Corp.	971	464,691
Novavax, Inc.*	684	35,178
NRG Energy, Inc.	12,211	466,094
NVIDIA Corp.	18,409	2,790,620
Occidental Petroleum Corp.(a)	5,394	317,599
Old Dominion Freight Line, Inc.	783	200,667
Oracle Corp.	951	66,446
Otis Worldwide Corp.	683	48,268
Outfront Media, Inc., REIT	247,313	4,191,955
Ovintiv, Inc.	1,976	87,319
Owens Corning	5,702	423,716
PACCAR, Inc.	6,253	514,872
Palo Alto Networks, Inc.*	741	366,010
Parade Technologies Ltd.	4,000	154,563
Paramount Global (Class B Stock)	1,968	48,570
Paychex, Inc.	789	89,843
Paycom Software, Inc.*	1,093	306,171
PayPal Holdings, Inc.*	10,021	699,867
Penske Automotive Group, Inc.	1,635	171,168
PepsiCo, Inc.	12,831	2,138,414
Perrigo Co. PLC	6,518	264,435
Pfizer, Inc.	40,931	2,146,012
Philip Morris International, Inc.	6,233	615,446
Phillips 66	4,093	335,585
Physicians Realty Trust, REIT(a)	179,927	3,139,726
Pinnacle Financial Partners, Inc.	1,184	85,615
PNC Financial Services Group, Inc. (The)	2,927	461,793

SEE NOTES TO FINANCIAL STATEMENTS.
A167

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
PPG Industries, Inc.	2,440	$278,990
Procter & Gamble Co. (The)	25,540	3,672,397
Prologis, Inc., REIT	133,654	15,724,393
Public Storage, REIT	16,356	5,114,031
QIAGEN NV*	2,546	119,645
QUALCOMM, Inc.	10,093	1,289,280
Qurate Retail, Inc. (Class A Stock)	2	6
Ralph Lauren Corp.	2,076	186,113
Regency Centers Corp., REIT	36,425	2,160,367
Regeneron Pharmaceuticals, Inc.*	380	224,629
Regions Financial Corp.	20,319	380,981
Reinsurance Group of America, Inc.	397	46,564
Rexford Industrial Realty, Inc., REIT	121,990	7,025,404
RingCentral, Inc. (Class A Stock)*	8,393	438,618
Robert Half International, Inc.	2,399	179,661
ROBLOX Corp. (Class A Stock)*(a)	4,239	139,294
Roche Holding AG (SGMX)	7,599	2,535,930
Roche Holding AG (BATE)	390	150,397
Roku, Inc.*	480	39,427
Roper Technologies, Inc.	767	302,697
Ryman Hospitality Properties, Inc., REIT*	29,605	2,250,868
Salesforce, Inc.*	6,345	1,047,179
SBA Communications Corp., REIT	8,705	2,786,035
Schlumberger NV	15,440	552,134
Schneider Electric SE	6,445	761,450
Schneider National, Inc. (Class B Stock)	8,223	184,031
Semtech Corp.*	442	24,297
ServiceNow, Inc.*	2,842	1,351,428
Signify NV, 144A	1,365	45,332
Silicon Laboratories, Inc.*(a)	4,072	570,976
Simon Property Group, Inc., REIT	52,425	4,976,181
Sims Ltd.	3,606	34,103
SiteOne Landscape Supply, Inc.*(a)	2,936	349,002
SL Green Realty Corp., REIT(a)	49,840	2,300,116
Snap, Inc. (Class A Stock)*	1,957	25,695
Snap-on, Inc.	291	57,336
Spirit Realty Capital, Inc., REIT(a)	85,839	3,242,997
Splunk, Inc.*	850	75,191
Spotify Technology SA*	437	41,004
STAG Industrial, Inc., REIT	68,018	2,100,396
Stanley Black & Decker, Inc.	3,485	365,437
State Street Corp.	4,208	259,423
Stellantis NV	16,782	207,648
Stifel Financial Corp.	1,673	93,721
Sun Communities, Inc., REIT(a)	40,457	6,447,228
Sunnova Energy International, Inc.*	2,497	46,020
Swiss Re AG	448	34,717
Synchrony Financial	6,323	174,641
Syneos Health, Inc.*	7,862	563,548
Synopsys, Inc.*	95	28,852
Take-Two Interactive Software, Inc.*	582	71,312
Targa Resources Corp.	1,279	76,318
Target Corp.	7,482	1,056,683
Teladoc Health, Inc.*	3,663	121,648
Teradyne, Inc.	1,747	156,444
Tesla, Inc.*	5,638	3,796,742
Tetra Tech, Inc.	1,774	242,240

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Texas Instruments, Inc.	2,239	$344,022
Texas Roadhouse, Inc.	698	51,094
Thermo Fisher Scientific, Inc.	2,646	1,437,519
Timken Co. (The)	1,260	66,843
TJX Cos., Inc. (The)	7,342	410,051
Tractor Supply Co.	756	146,551
Travel + Leisure Co.	27,291	1,059,437
Travelers Cos., Inc. (The)	8,181	1,383,653
Truist Financial Corp.	2,136	101,310
Tyson Foods, Inc. (Class A Stock)	5,092	438,218
U.S. Bancorp	10,982	505,392
Uber Technologies, Inc.*	4,430	90,638
UDR, Inc., REIT(a)	146,587	6,748,865
Under Armour, Inc. (Class A Stock)*	2,672	22,258
Union Pacific Corp.	3,002	640,267
United Parcel Service, Inc. (Class B Stock)	7,279	1,328,709
United Rentals, Inc.*	662	160,806
United States Cellular Corp.*	3,266	94,583
UnitedHealth Group, Inc.	5,537	2,843,969
Valero Energy Corp.	2,476	263,149
Ventas, Inc., REIT	78,896	4,057,621
Verizon Communications, Inc.	9,571	485,728
Vertex Pharmaceuticals, Inc.*	657	185,136
VICI Properties, Inc., REIT(a)	281,897	8,397,712
Visa, Inc. (Class A Stock)(a)	14,109	2,777,921
Vistra Corp.	5,036	115,073
VMware, Inc. (Class A Stock)	1,133	129,139
Voya Financial, Inc.(a)	17,734	1,055,705
W.W. Grainger, Inc.	155	70,437
Walt Disney Co. (The)*	9,022	851,677
Warner Bros Discovery, Inc.*	7,701	103,347
Waste Connections, Inc.	757	93,838
Waters Corp.*	87	28,795
Wells Fargo & Co.	23,643	926,096
Welltower, Inc., REIT(a)	80,828	6,656,186
West Pharmaceutical Services, Inc.	91	27,516
Western Union Co. (The)	3,432	56,525
Weyerhaeuser Co., REIT	2,182	72,268
Whirlpool Corp.(a)	3,560	551,337
Workday, Inc. (Class A Stock)*	3,948	551,062
XPO Logistics, Inc.*	658	31,689
Yum! Brands, Inc.	2,882	327,136
Zendesk, Inc.*	619	45,849
Zoetis, Inc.	7,937	1,364,291
Zscaler, Inc.*	485	72,512

		377,908,682

TOTAL COMMON STOCKS (cost $693,294,644)		629,644,051

EXCHANGE-TRADED FUND — 0.8%
United States
Vanguard Real Estate ETF(a)	152,418	13,886,804

(cost $15,167,789)
PREFERRED STOCKS — 0.1%
Brazil — 0.1%
Azul SA (PRFC)*	5,059	11,948
Banco Bradesco SA (PRFC)	204,675	672,284

SEE NOTES TO FINANCIAL STATEMENTS.
A168

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Brazil (cont’d.)
Centrais Eletricas Brasileiras SA (PRFC B)	10,317	$92,043
Cia Energetica de Minas Gerais (PRFC)	8,472	16,900
Gerdau SA (PRFC)	13,162	56,310
Gol Linhas Aereas Inteligentes SA (PRFC)*	3,510	6,063
Itau Unibanco Holding SA (PRFC)	27,588	119,663
Itausa SA (PRFC)	6	10
Petroleo Brasileiro SA (PRFC)	102,155	544,988
Randon SA Implementos e Participacoes (PRFC)	5,708	10,274
Usinas Siderurgicas de Minas Gerais SA Usiminas (PRFC A)	23,178	38,265

		1,568,748

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA (PRFC B)	109	9,087

Colombia — 0.0%
Bancolombia SA (PRFC)	1,129	8,757

Germany — 0.0%
Fuchs Petrolub SE (PRFC)	479	13,362
Henkel AG & Co. KGaA (PRFC)	675	41,594
Porsche Automobil Holding SE (PRFC)	1,005	66,304
Sartorius AG (PRFC)	904	316,566
Volkswagen AG (PRFC)	1,343	179,766

		617,592

South Korea — 0.0%
Samsung Electronics Co. Ltd. (PRFC)	233	9,375

United States — 0.0%
Ligado Networks LLC (PRFC)	3,262	143,542

TOTAL PREFERRED STOCKS (cost $3,209,546)		2,357,101

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.8%
United States
ACC Auto Trust,
Series 2021-A, Class A, 144A
1.080%	04/15/27	845	830,634
Avant Loans Funding Trust,
Series 2021-REV01, Class A, 144A
1.210%	07/15/30	1,630	1,536,442
Carvana Auto Receivables Trust,
Series 2021-N02, Class B
0.750%	03/10/28	241	232,280
Series 2021-N02, Class C
1.070%	03/10/28	1,052	1,014,750
College Loan Corp. Trust,
Series 2004-01, Class A4, 3 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
1.374%(c)	04/25/24	196	192,822

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
2.404%(c)	11/25/34	44	$41,312
Drive Auto Receivables Trust,
Series 2018-03, Class D
4.300%	09/16/24	188	188,721
Series 2018-04, Class D
4.090%	01/15/26	216	216,738
Series 2019-01, Class D
4.090%	06/15/26	1,896	1,898,936
Series 2019-04, Class C
2.510%	11/17/25	258	258,025
Series 2020-01, Class C
2.360%	03/16/26	1,317	1,315,580
Series 2020-01, Class D
2.700%	05/17/27	3,000	2,954,576
Series 2020-02, Class B
1.420%	03/17/25	215	214,572
Series 2020-02, Class C
2.280%	08/17/26	610	607,341
Series 2021-01, Class C
1.020%	06/15/27	2,260	2,201,761
Series 2021-01, Class D
1.450%	01/16/29	710	664,835
DT Auto Owner Trust,
Series 2019-03A, Class C, 144A
2.740%	04/15/25	175	175,081
Exeter Automobile Receivables Trust,
Series 2019-04A, Class C, 144A
2.440%	09/16/24	421	420,641
Series 2020-03A, Class B
0.790%	09/16/24	78	77,936
Series 2020-03A, Class D
1.730%	07/15/26	490	476,153
Series 2021-01A, Class C
0.740%	01/15/26	2,510	2,444,661
Series 2021-03A, Class C
0.960%	10/15/26	1,100	1,051,648
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,060	1,042,689
JPMorgan Chase Bank NA,
Series 2021-02, Class B, 144A
0.889%	12/26/28	1,127	1,092,363
Series 2021-02, Class C, 144A
0.969%	12/26/28	502	483,992
Series 2021-03, Class B, 144A
0.760%	02/26/29	1,980	1,913,041
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,380	2,207,764
Santander Drive Auto Receivables Trust,
Series 2019-01, Class D
3.650%	04/15/25	1,340	1,341,330
Series 2020-02, Class D
2.220%	09/15/26	1,445	1,414,156

SEE NOTES TO FINANCIAL STATEMENTS.
A169

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2020-03, Class B
0.690%	03/17/25	249	$248,369
Series 2020-04, Class C
1.010%	01/15/26	1,640	1,616,410
Series 2021-01, Class C
0.750%	02/17/26	1,350	1,317,317
Series 2021-03, Class C
0.950%	09/15/27	1,650	1,587,600
Series 2021-04, Class C
1.260%	02/16/27	1,880	1,792,682
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	1,660	1,586,762
Toyota Auto Loan Extended Note Trust,
Series 2020-01A, Class A, 144A
1.350%	05/25/33	1,310	1,218,440
Upstart Securitization Trust,
Series 2021-01, Class A, 144A
0.870%	03/20/31	268	265,194
Series 2021-02, Class A, 144A
0.910%	06/20/31	838	818,748
Series 2021-03, Class A, 144A
0.830%	07/20/31	1,016	986,835
Series 2021-04, Class A, 144A
0.840%	09/20/31	1,764	1,698,460
Series 2021-05, Class A, 144A
1.310%	11/20/31	966	929,720
Westlake Automobile Receivables Trust,
Series 2019-03A, Class D, 144A
2.720%	11/15/24	1,173	1,163,613
Series 2020-02A, Class B, 144A
1.320%	07/15/25	994	991,905
Series 2020-02A, Class C, 144A
2.010%	07/15/25	2,320	2,292,816
Series 2020-03A, Class B, 144A
0.780%	11/17/25	1,960	1,937,880
Series 2020-03A, Class C, 144A
1.240%	11/17/25	1,210	1,180,250

TOTAL ASSET-BACKED SECURITIES (cost $51,704,248)			50,143,781

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
United States
BANK,
Series 2018-BN14, Class A3
3.966%	09/15/60	1,050	1,030,413
Series 2019-BN23, Class A3
2.920%	12/15/52	580	528,378
Barclays Commercial Mortgage Securities Trust,
Series 2019-C03, Class A3
3.319%	05/15/52	420	393,460
Series 2020-C08, Class A5
2.040%	10/15/53	824	694,308
Benchmark Mortgage Trust,
Series 2018-B05, Class A4
4.208%	07/15/51	370	367,563
Series 2018-B06, Class A4
4.261%	10/10/51	320	318,968

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2019-B10, Class A4
3.717%	03/15/62	890	$857,848
Series 2019-B15, Class A5
2.928%	12/15/72	540	492,243
Series 2020-B20, Class A5
2.034%	10/15/53	630	531,324
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class AM
3.691%	05/10/58	840	803,372
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.616%	02/10/49	370	362,494
Series 2017-P08, Class AS
3.789%(cc)	09/15/50	680	647,784
Commercial Mortgage Trust,
Series 2013-LC06, Class AM
3.282%	01/10/46	190	189,198
Series 2014-CR17, Class A5
3.977%	05/10/47	360	357,290
Series 2014-UBS06, Class A5
3.644%	12/10/47	350	345,359
Series 2016-DC02, Class A4
3.497%	02/10/49	927	902,799
Fannie Mae-Aces,
Series 2018-M08, Class A2
3.412%(cc)	06/25/28	1,273	1,260,510
Series 2020-M42, Class A2
1.270%	07/25/30	1,940	1,616,105
FHLMC Multifamily Structured Pass-Through Certificates,
Series K115, Class A2
1.383%	06/25/30	1,100	933,075
Series KSG1, Class A2
1.503%	09/25/30	700	596,641
GS Mortgage Securities Trust,
Series 2014-GC20, Class A5
3.998%	04/10/47	490	486,728
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	188	188,078
Series 2013-C17, Class A3
3.928%	01/15/47	450	442,484
Series 2014-C23, Class A4
3.670%	09/15/47	803	792,390
Series 2015-C30, Class A4
3.551%	07/15/48	625	611,789
Series 2016-C01, Class A5
3.576%	03/17/49	490	478,048
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2
2.882%	12/15/49	827	779,976
Series 2017-C05, Class A5
3.694%	03/15/50	430	419,244
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A4
3.102%	05/15/46	590	584,118

SEE NOTES TO FINANCIAL STATEMENTS.
A170

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2013-C13, Class A4
4.039%	11/15/46	310	$308,309
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	149,594
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	360	354,748
Series 2015-UBS08, Class A3
3.540%	12/15/48	1,129	1,099,096
Series 2019-L03, Class AS
3.490%	11/15/52	380	350,268
Series 2020-L04, Class A3
2.698%	02/15/53	800	712,519
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	925	918,721
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	500	487,642
Series 2020-C56, Class A5
2.448%	06/15/53	600	523,581
WFRBS Commercial Mortgage Trust,
Series 2012-C08, Class AS
3.660%	08/15/45	233	232,610
Series 2012-C10, Class AS
3.241%	12/15/45	390	386,821
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	450	448,243
Series 2014-C23, Class AS
4.210%(cc)	10/15/57	450	444,729

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $26,920,148)			24,428,868

CORPORATE BONDS — 8.2%
Australia — 0.0%
Rio Tinto Finance USA Ltd.,
Gtd. Notes
2.750%	11/02/51	270	195,474
Westpac Banking Corp.,
Sub. Notes
2.963%	11/16/40	40	28,995

			224,469

Canada — 0.4%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
0.625%	07/09/24	325	305,758
2.650%	03/08/27	65	60,289
3.700%	06/07/25	240	237,851
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
0.650%	07/31/24	740	694,106
1.050%	03/02/26	320	285,878

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Canada (cont’d.)
Brookfield Finance, Inc.,
Gtd. Notes
3.500%	03/30/51		90	$65,368
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.450%	06/22/23		190	184,726
0.950%	06/23/23	(a)	490	476,196
2.250%	01/28/25		122	117,089
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
2.950%	07/15/30		762	668,950
6.500%	02/15/37		80	85,506
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	04/15/29		165	159,013
Enbridge, Inc.,
Gtd. Notes
0.550%	10/04/23		105	101,091
2.500%	08/01/33		60	48,521
3.400%	08/01/51		75	56,599
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes
3.375%	03/03/31		135	116,804
Rogers Communications, Inc.,
Gtd. Notes, 144A
3.200%	03/15/27		210	199,323
3.800%	03/15/32		265	242,692
4.500%	03/15/42		230	204,711
4.550%	03/15/52		170	149,905
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN
0.750%	10/07/24	(a)	1,030	961,025
2.250%	11/01/24		57	55,087
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25		70	64,764
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
0.300%	06/02/23		370	358,772
2.650%	06/12/24	(a)	554	543,625

				6,443,649

China — 0.0%
Baidu, Inc.,
Sr. Unsec’d. Notes
1.720%	04/09/26		200	182,708
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23		200	199,641
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes
2.700%	05/01/25		50	47,596

				429,945

France — 0.1%
AXA SA,
Sub. Notes
8.600%	12/15/30		835	988,913

SEE NOTES TO FINANCIAL STATEMENTS.
A171

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Germany — 0.0%
Deutsche Bank AG,
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23		175	$167,772

Ireland — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
1.150%	10/29/23		150	143,176
1.650%	10/29/24		195	180,272
2.450%	10/29/26		150	130,583
3.000%	10/29/28		150	126,192

				580,223

Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
0.953%(ff)	07/19/25		640	597,646
2.309%(ff)	07/20/32		200	162,875
2.494%(ff)	10/13/32		270	222,961
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
2.555%(ff)	09/13/25		1,140	1,093,029
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
2.648%	01/16/25		410	388,175
ORIX Corp.,
Sr. Unsec’d. Notes
2.900%	07/18/22		1,280	1,280,029
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
1.474%	07/08/25		460	423,658
2.348%	01/15/25	(a)	435	416,169
Toyota Motor Corp.,
Sr. Unsec’d. Notes
0.681%	03/25/24		75	71,582

				4,656,124

Mexico — 0.1%
America Movil SAB de CV,
Gtd. Notes
6.125%	03/30/40		450	497,840
Coca-Cola Femsa SAB de CV,
Gtd. Notes
2.750%	01/22/30		1,510	1,355,263

				1,853,103

Netherlands — 0.0%
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		250	247,579
Shell International Finance BV,
Gtd. Notes
2.375%	11/07/29		1	883
3.000%	11/26/51		78	58,188
6.375%	12/15/38		28	32,606

				339,256

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Norway — 0.0%
Equinor ASA,
Gtd. Notes
3.700%	04/06/50			150	$129,351

Peru — 0.0%
Southern Copper Corp.,
Sr. Unsec’d. Notes
3.875%	04/23/25			295	291,760
6.750%	04/16/40			85	95,776

					387,536

Portugal — 0.0%
Banco Espirito Santo SA,
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17	(d)	EUR	300	45,586
4.750%	01/15/18	(d)	EUR	400	60,781

					106,367

Spain — 0.1%
Banco Santander SA,
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24			600	578,478
1.722%(ff)	09/14/27			200	173,650
2.746%	05/28/25			400	379,433
Sub. Notes
2.749%	12/03/30			400	317,719

					1,449,280

Switzerland — 0.0%
Credit Suisse AG,
Sr. Unsec’d. Notes
0.520%	08/09/23			250	241,359
1.000%	05/05/23			250	244,661
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50			174	135,319

					621,339

United Kingdom — 0.3%
BAT Capital Corp.,
Gtd. Notes
2.259%	03/25/28			180	150,640
2.726%	03/25/31			470	370,195
3.734%	09/25/40			75	52,778
3.984%	09/25/50			80	54,410
4.540%	08/15/47			150	110,220
4.758%	09/06/49			135	101,777
4.906%	04/02/30			270	250,785
Diageo Capital PLC,
Gtd. Notes
2.000%	04/29/30			245	209,137
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25			720	671,762
2.999%(ff)	03/10/26			340	324,416
4.180%(ff)	12/09/25			690	679,203
Sub. Notes
4.762%(ff)	03/29/33			600	554,182

SEE NOTES TO FINANCIAL STATEMENTS.
A172

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United Kingdom (cont’d.)
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
0.695%(ff)	05/11/24		545	$529,195
Reynolds American, Inc.,
Gtd. Notes
5.850%	08/15/45		230	193,486
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
3.823%(ff)	11/03/28		1,165	1,082,764

				5,334,950

United States — 6.9%
3M Co.,
Sr. Unsec’d. Notes
2.650%	04/15/25		300	292,765
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		80	71,298
4.250%	11/21/49		280	248,183
4.400%	11/06/42		55	50,002
4.700%	05/14/45		60	56,512
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50		50	34,296
Adobe, Inc.,
Sr. Unsec’d. Notes
1.900%	02/01/25		245	235,861
2.150%	02/01/27	(a)	680	635,862
Aflac, Inc.,
Sr. Unsec’d. Notes
4.750%	01/15/49		25	24,073
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	(a)	785	638,618
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25		215	202,632
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26		50	45,906
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40		60	47,716
Allegion PLC,
Gtd. Notes
3.500%	10/01/29		105	93,113
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24		300	291,519
Allina Health System,
Sec’d. Notes, Series 2021
2.902%	11/15/51		90	64,544
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23		140	135,416
Alphabet, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/60		115	74,903

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32		1,165	$877,365
3.700%	02/04/51		180	115,731
4.000%	02/04/61		115	75,913
4.450%	05/06/50		95	68,243
4.800%	02/14/29		1,430	1,355,219
5.375%	01/31/44		50	43,080
5.800%	02/14/39		220	200,730
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.875%	05/12/41		180	144,336
3.100%	05/12/51		110	86,765
3.250%	05/12/61		190	144,870
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24		380	368,588
Ameren Illinois Co.,
First Mortgage
2.900%	06/15/51		110	81,035
4.500%	03/15/49		100	96,656
American Electric Power Co., Inc.,
Jr. Sub. Notes
2.031%	03/15/24		225	217,524
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
2.375%	07/15/31		5	3,995
3.375%	07/15/51		35	24,042
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	07/08/25		240	221,671
1.300%	09/09/26		55	49,650
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25		175	158,250
2.950%	01/15/51		220	148,049
4.400%	02/15/26		130	129,329
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.300%	06/01/31		115	97,361
2.800%	05/01/30		65	58,309
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25		440	430,145
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31		152	130,096
3.450%	12/15/27	(a)	355	341,958
Amphenol Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25		70	66,548
2.800%	02/15/30		100	86,982
Analog Devices, Inc.,
Sr. Unsec’d. Notes
1.700%	10/01/28		115	100,939
2.800%	10/01/41		80	62,734
2.950%	04/01/25		55	53,915

SEE NOTES TO FINANCIAL STATEMENTS.
A173

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
2.950%	10/01/51		60	$45,887
Aon Corp.,
Gtd. Notes
2.800%	05/15/30		190	166,285
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49		100	88,950
Sr. Unsec’d. Notes, Series Z
3.700%	05/01/50		210	167,291
Apple, Inc.,
Sr. Unsec’d. Notes
1.400%	08/05/28		160	140,198
1.800%	09/11/24		310	300,498
2.550%	08/20/60		40	27,469
2.700%	08/05/51		430	322,267
2.850%	08/05/61		130	94,531
3.000%	02/09/24		235	234,590
Ares Capital Corp.,
Sr. Unsec’d. Notes
2.150%	07/15/26		752	632,106
2.875%	06/15/28	(a)	370	294,339
3.250%	07/15/25		1,195	1,105,312
3.875%	01/15/26		178	164,191
4.200%	06/10/24		830	814,276
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.350%	05/15/50		30	21,988
3.500%	12/01/49		40	30,050
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/32		193	160,584
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
3.500%	05/20/51		140	106,955
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		770	704,216
2.300%	06/01/27		410	374,456
3.550%	09/15/55		280	209,836
3.800%	12/01/57		126	97,721
4.850%	03/01/39		396	377,814
Athene Holding Ltd.,
Sr. Unsec’d. Notes
3.450%	05/15/52		70	48,183
3.950%	05/25/51		50	36,857
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31		270	216,003
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29		100	93,564
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47		330	278,913
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		50	48,477

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27		1,285	$1,145,235
Sr. Unsec’d. Notes, MTN
0.810%(ff)	10/24/24		1,200	1,145,086
0.981%(ff)	09/25/25		270	250,284
1.319%(ff)	06/19/26		970	882,388
2.496%(ff)	02/13/31		715	605,098
3.864%(ff)	07/23/24		326	324,555
4.083%(ff)	03/20/51		38	32,716
4.244%(ff)	04/24/38		340	312,919
Sr. Unsec’d. Notes, Series N
3.483%(ff)	03/13/52		140	109,791
Sub. Notes
6.110%	01/29/37		150	162,546
Sub. Notes, MTN
4.200%	08/26/24	(a)	500	501,111
Banner Health,
Unsec’d. Notes, Series 2020
3.181%	01/01/50		26	20,212
Barings BDC, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	11/23/26		180	154,378
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50		29	21,143
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.150%	11/15/43		200	201,848
6.125%	04/01/36		195	215,018
Sr. Unsec’d. Notes, 144A
4.600%	05/01/53		55	53,071
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50		40	28,857
3.850%	03/15/52		60	51,349
4.200%	08/15/48		50	45,898
Beth Israel Lahey Health, Inc.,
Sec’d. Notes, Series L
3.080%	07/01/51		66	48,086
Black Hills Corp.,
Sr. Unsec’d. Notes
1.037%	08/23/24		75	70,254
Block Financial LLC,
Gtd. Notes
2.500%	07/15/28		217	188,533
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30	(a)	660	633,194
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.625%	04/13/30		100	99,525
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		170	126,079
2.550%	11/13/50		330	233,334
3.900%	03/15/62		20	17,205

SEE NOTES TO FINANCIAL STATEMENTS.
A174

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25		47	$45,255
Gtd. Notes, 144A
3.500%	02/15/41		620	467,553
3.750%	02/15/51	(a)	710	524,534
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		83	68,614
4.000%	04/15/29		645	598,828
Brown & Brown, Inc.,
Sr. Unsec’d. Notes
4.200%	03/17/32	(a)	430	391,466
4.950%	03/17/52		214	187,736
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51		60	46,046
4.375%	09/01/42		360	340,857
5.400%	06/01/41		30	31,796
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30		70	61,787
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26		260	262,474
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes
0.000%	04/15/99^		356	—
0.000%	12/31/99^		69	—
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AH
3.600%	03/01/52		30	25,846
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.400%	07/01/32		210	206,997
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30		200	177,873
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		360	323,100
5.375%	03/15/44		135	125,900
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.450%	03/03/27		140	130,638
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.950%	06/30/62		30	19,996
5.375%	04/01/38		60	53,450
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29		1,877	1,721,963
5.125%	06/30/27		930	933,951
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25		130	123,263
2.236%	05/11/30		40	35,193

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Choice Hotels International, Inc.,
Sr. Unsec’d. Notes
3.700%	12/01/29		550	$486,162
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23		303	303,351
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24		1,635	1,559,891
1.678%(ff)	05/15/24		190	186,343
3.106%(ff)	04/08/26		1,375	1,322,140
4.650%	07/23/48		20	18,605
CME Group, Inc.,
Sr. Unsec’d. Notes
2.650%	03/15/32		130	114,806
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
3.000%	03/05/51		35	28,246
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51		185	132,300
2.987%	11/01/63		33	22,545
3.700%	04/15/24	(a)	590	591,758
4.049%	11/01/52		73	63,970
CommonSpirit Health,
Sr. Sec’d. Notes
3.910%	10/01/50		93	74,417
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50		150	114,674
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48		79	71,590
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52		205	175,856
Gtd. Notes, 144A
3.758%	03/15/42		455	397,948
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series A
4.125%	05/15/49		200	174,490
4.200%	03/15/42		150	132,176
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30		40	34,755
3.750%	05/01/50		90	71,833
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		50	48,369
Consumers Energy Co.,
First Mortgage
2.650%	08/15/52		50	35,194
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32		67	55,150

SEE NOTES TO FINANCIAL STATEMENTS.
A175

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	590	$539,024
2.250%	01/15/31	615	499,106
2.500%	07/15/31	250	205,236
2.900%	04/01/41	580	420,010
3.150%	07/15/23	1,000	988,806
5.200%	02/15/49	170	163,307
CubeSmart LP,
Gtd. Notes
2.500%	02/15/32	650	527,935
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	110	104,118
5.125%	07/20/45	35	33,788
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	40	39,146
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
3.375%	12/15/41	20	14,291
3.450%	12/15/51	30	20,312
Sr. Unsec’d. Notes
5.850%	07/15/25	285	294,132
6.020%	06/15/26	250	259,298
8.100%	07/15/36	13	15,217
Dell, Inc.,
Sr. Unsec’d. Notes
6.500%	04/15/38	10	10,030
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	171	161,208
5.000%	06/15/45	85	78,939
5.600%	07/15/41	385	382,025
7.875%	09/30/31	112	131,168
7.950%	04/15/32	164	193,381
DH Europe Finance II Sarl,
Gtd. Notes
3.400%	11/15/49	100	80,826
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	50	46,838
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	160	146,317
4.050%	09/15/42	200	171,399
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	200	177,556
DTE Energy Co.,
Sr. Unsec’d. Notes
2.950%	03/01/30	200	177,178
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	70	62,106
3.450%	04/15/51	40	32,682

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46		45	$35,491
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30		95	79,017
3.800%	07/15/28		600	586,485
3.850%	11/15/42		400	347,736
Duke Energy Progress LLC,
First Mortgage
4.000%	04/01/52		65	58,431
Eagle Materials, Inc.,
Sr. Unsec’d. Notes
2.500%	07/01/31		280	220,916
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51		150	109,791
Emerson Electric Co.,
Sr. Unsec’d. Notes
2.000%	12/21/28	(a)	685	604,740
2.200%	12/21/31		400	338,468
Energy Transfer LP,
Sr. Unsec’d. Notes
5.000%	05/15/50		140	119,110
Enstar Group Ltd.,
Sr. Unsec’d. Notes
3.100%	09/01/31		210	166,476
Entergy Louisiana LLC,
First Mortgage
2.900%	03/15/51		205	148,265
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49		40	32,057
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	02/01/30		130	139,788
Equifax, Inc.,
Sr. Unsec’d. Notes
3.950%	06/15/23		1,000	998,594
Equinix, Inc.,
Sr. Unsec’d. Notes
3.000%	07/15/50		79	54,019
Essential Utilities, Inc.,
Sr. Unsec’d. Notes
3.566%	05/01/29		365	340,764
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	(a)	400	343,243
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/01/49		90	71,445
Evergy Kansas Central, Inc.,
First Mortgage
3.450%	04/15/50		190	152,386
Eversource Energy,
Sr. Unsec’d. Notes
4.200%	06/27/24		285	285,696

SEE NOTES TO FINANCIAL STATEMENTS.
A176

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Exelon Corp.,
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32	(a)	295	$264,335
Extra Space Storage LP,
Gtd. Notes
2.350%	03/15/32		330	262,652
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25		535	527,187
3.452%	04/15/51		320	262,753
FactSet Research Systems, Inc.,
Sr. Unsec’d. Notes
2.900%	03/01/27	(a)	425	398,198
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22		35	35,009
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN
1.800%	01/30/23		250	248,547
First Republic Bank,
Sr. Unsec’d. Notes
1.912%(ff)	02/12/24		910	899,191
Flex Ltd.,
Sr. Unsec’d. Notes
3.750%	02/01/26		70	66,869
Florida Power & Light Co.,
First Mortgage
2.450%	02/03/32		60	52,340
2.875%	12/04/51		30	22,500
3.990%	03/01/49		131	119,895
Ford Foundation (The),
Unsec’d. Notes, Series 2020
2.815%	06/01/70		5	3,401
Fred Hutchinson Cancer Center,
Sr. Unsec’d. Notes, Series 2022
4.966%	01/01/52		59	58,885
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24		507	504,641
4.625%	08/01/30	(a)	330	306,025
5.400%	11/14/34		84	82,002
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/27	(a)	600	504,329
3.400%	01/15/26		1,080	959,568
4.125%	02/01/25		230	218,230
4.625%	07/15/24	(a)	320	314,216
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	(a)	550	498,201
2.250%	06/01/31		330	288,109
3.250%	04/01/25		75	74,380
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30		310	273,804

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
1.700%	08/18/23		355	$346,407
4.150%	06/19/23		285	284,591
Genuine Parts Co.,
Sr. Unsec’d. Notes
1.750%	02/01/25		425	401,147
1.875%	11/01/30		371	292,684
Georgetown University (The),
Sr. Unsec’d. Notes, Series 20A
2.943%	04/01/50		9	6,349
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		295	289,798
Goldman Sachs BDC, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/26		15	13,537
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.017%(ff)	10/31/38		610	532,761
4.411%(ff)	04/23/39		205	186,571
Sub. Notes
6.750%	10/01/37		300	332,335
Golub Capital BDC, Inc.,
Sr. Unsec’d. Notes
2.500%	08/24/26		325	272,250
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41		20	15,106
2.875%	09/01/50		1	722
HCA, Inc.,
Gtd. Notes
3.500%	07/15/51		570	393,029
5.250%	06/15/26		300	297,893
5.500%	06/15/47		91	81,429
Hershey Co. (The),
Sr. Unsec’d. Notes
2.650%	06/01/50		50	36,560
Hoag Memorial Hospital Presbyterian,
Unsec’d. Notes
3.803%	07/15/52		28	24,434
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49		3	2,339
5.875%	12/16/36		117	134,396
HP, Inc.,
Sr. Unsec’d. Notes
1.450%	06/17/26		905	800,695
2.200%	06/17/25		250	235,918
2.650%	06/17/31		1,082	868,387
3.000%	06/17/27	(a)	310	286,538
3.400%	06/17/30		110	95,999
4.000%	04/15/29		1,120	1,048,253
6.000%	09/15/41		549	555,446
HSBC USA, Inc.,
Sr. Unsec’d. Notes
3.750%	05/24/24		200	199,021

SEE NOTES TO FINANCIAL STATEMENTS.
A177

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29		30	$28,226
IDEX Corp.,
Sr. Unsec’d. Notes
2.625%	06/15/31		1,455	1,204,772
3.000%	05/01/30		460	400,113
Inova Health System Foundation,
Unsec’d. Notes
4.068%	05/15/52		7	6,412
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24		1,000	996,352
International Business Machines Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/39		300	270,466
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.375%	03/01/41		110	82,215
Intuit, Inc.,
Sr. Unsec’d. Notes
0.950%	07/15/25		40	36,863
1.650%	07/15/30		201	165,492
Jabil, Inc.,
Sr. Unsec’d. Notes
1.700%	04/15/26		385	344,583
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
3.400%	06/06/25		275	274,128
Johnson & Johnson,
Sr. Unsec’d. Notes
3.625%	03/03/37		465	441,719
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.200%	01/25/23		200	200,398
4.023%(ff)	12/05/24		440	438,562
4.032%(ff)	07/24/48		25	21,567
Sub. Notes
3.375%	05/01/23		960	959,382
3.875%	09/10/24	(a)	1,800	1,796,646
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
2.810%	06/01/41		23	17,601
3.002%	06/01/51		60	44,862
Kentucky Utilities Co.,
First Mortgage
3.300%	06/01/50		140	109,051
KeyBank NA,
Sr. Unsec’d. Notes
1.250%	03/10/23		425	419,385
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27		375	376,356
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.875%	02/07/50		64	48,411

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Kraft Heinz Foods Co.,
Gtd. Notes
3.875%	05/15/27			390	$377,368
4.875%	10/01/49			235	207,826
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.700%	10/15/28			60	47,821
4.100%	10/15/41			60	39,651
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.700%	06/01/31			360	302,424
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN
2.450%	02/05/14	(d)	EUR	900	3,170
4.750%	01/16/14	(d)	EUR	415	1,373
5.375%	10/17/12	(d)	EUR	50	164
Life Storage LP,
Gtd. Notes
2.200%	10/15/30			210	168,482
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	06/15/30			45	38,409
3.900%	06/15/32	(a)		360	355,166
4.150%	06/15/53			190	177,937
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.350%	04/01/27			90	86,681
3.500%	04/01/51			25	19,060
4.000%	04/15/25			70	70,365
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.600%	10/01/37			135	143,025
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23			140	139,983
4.200%	03/01/48			665	587,799
4.350%	01/30/47			295	265,011
4.750%	03/15/39			675	659,225
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30			45	35,538
Massachusetts Institute of Technology,
Unsec’d. Notes
3.067%	04/01/52			111	90,729
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26			920	896,871
2.950%	03/15/51			220	170,907
3.650%	06/01/49			438	387,844
3.850%	03/26/50			240	220,134
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22			625	624,658
4.200%	08/15/47			50	45,205
McKesson Corp.,
Sr. Unsec’d. Notes
0.900%	12/03/25			50	45,017

SEE NOTES TO FINANCIAL STATEMENTS.
A178

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50		11	$8,308
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26	(a)	1,230	1,115,766
4.000%	03/07/49		110	101,628
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50		24	16,818
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45		260	229,376
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30		295	283,105
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		135	99,389
2.921%	03/17/52		130	102,634
3.450%	08/08/36		370	349,392
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.100%	09/15/26		30	26,332
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A
4.250%	03/15/42		220	192,872
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20	^(d)	566	—
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25		255	238,146
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26		590	553,368
2.802%(ff)	01/25/52		195	134,950
3.971%(ff)	07/22/38		300	268,281
4.300%	01/27/45		330	296,810
Sub. Notes, MTN
4.100%	05/22/23		1,540	1,547,089
Morgan Stanley Direct Lending Fund,
Sr. Unsec’d. Notes, 144A
4.500%	02/11/27		535	485,489
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30		116	90,730
4.600%	02/23/28		223	217,492
5.500%	09/01/44		510	473,131
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		40	35,063
4.700%	04/15/48		200	168,020
4.875%	12/01/24		66	66,474
4.950%	03/14/52		1,000	864,900
5.200%	03/01/47		20	18,089
5.500%	02/15/49		655	608,368

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50		17	$12,398
3.850%	06/30/26		32	31,805
National Fuel Gas Co.,
Sr. Unsec’d. Notes
2.950%	03/01/31		270	219,656
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.700%	03/15/29		50	47,628
NetApp, Inc.,
Sr. Unsec’d. Notes
2.375%	06/22/27		45	40,823
Newmont Corp.,
Gtd. Notes
4.875%	03/15/42		85	81,405
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30		330	277,232
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40		61	52,246
3.375%	03/27/50		50	42,521
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		245	191,111
5.000%	06/15/52		40	38,760
Northern States Power Co.,
First Mortgage
2.600%	06/01/51		30	21,176
3.200%	04/01/52		25	19,908
3.600%	09/15/47		141	118,857
4.500%	06/01/52		30	29,482
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50		62	45,062
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.100%	06/01/51		40	30,754
Nucor Corp.,
Sr. Unsec’d. Notes
3.125%	04/01/32		80	69,735
NVR, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/30		1,055	905,553
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.450%	10/15/31		130	96,546
Oncor Electric Delivery Co. LLC,
First Mortgage
2.700%	11/15/51		30	21,713
Sr. Sec’d. Notes
2.950%	04/01/25	(a)	1,000	976,748
7.000%	05/01/32		100	120,792
Sr. Sec’d. Notes, 144A
4.600%	06/01/52		10	9,895

SEE NOTES TO FINANCIAL STATEMENTS.
A179

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	115	$109,799
ONEOK, Inc.,
Gtd. Notes
2.750%	09/01/24	545	527,857
6.350%	01/15/31	425	444,197
7.150%	01/15/51	20	21,217
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	830	788,477
2.875%	03/25/31	1,155	951,646
3.950%	03/25/51	395	290,029
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.293%	04/05/27	20	18,142
3.112%	02/15/40	30	23,262
3.362%	02/15/50	15	11,291
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	06/08/23	45	44,084
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	80	61,488
3.150%	01/01/26	60	54,657
3.300%	08/01/40	125	86,385
3.500%	08/01/50	80	53,432
4.500%	07/01/40	60	46,487
4.950%	07/01/50	100	79,742
PacifiCorp,
First Mortgage
2.900%	06/15/52	20	14,640
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.050%	10/01/51	80	56,604
PECO Energy Co.,
First Mortgage
4.600%	05/15/52	100	100,399
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.000%	03/05/42	50	46,823
4.450%	04/14/46	100	100,941
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
0.550%	09/15/23	1,210	1,164,852
0.850%	09/15/24	1,210	1,122,544
1.900%	09/15/28	530	441,531
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	26	34,057
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	350	285,914
2.375%	08/17/22	1,000	999,497
2.500%	08/22/22	630	629,970
3.875%	08/21/42	250	195,994
4.250%	11/10/44	530	432,301

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
6.375%	05/16/38		690	$724,210
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52		10	9,815
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31		55	45,324
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50		14	10,237
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27		280	271,089
Progressive Corp. (The),
Sr. Unsec’d. Notes
4.125%	04/15/47		107	97,624
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes, Series 21A
2.700%	10/01/51		53	35,455
Public Service Co. of Colorado,
First Mortgage, Series 36
2.700%	01/15/51		80	57,292
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50		150	93,994
2.700%	05/01/50		50	35,901
Public Storage,
Sr. Unsec’d. Notes
1.850%	05/01/28	(a)	855	742,134
1.950%	11/09/28		695	600,993
3.385%	05/01/29		890	826,589
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48		105	92,956
Qorvo, Inc.,
Gtd. Notes, 144A
1.750%	12/15/24		63	58,945
Quanta Services, Inc.,
Sr. Unsec’d. Notes
0.950%	10/01/24		825	763,793
2.350%	01/15/32		480	369,897
2.900%	10/01/30		529	435,579
3.050%	10/01/41		520	360,742
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		43	43,031
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50		500	338,761
Reliance Steel & Aluminum Co.,
Sr. Unsec’d. Notes
2.150%	08/15/30		810	655,990
Rockefeller Foundation (The),
Unsec’d. Notes, Series 2020
2.492%	10/01/50		21	15,228

SEE NOTES TO FINANCIAL STATEMENTS.
A180

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24	(a)	385	$373,233
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60		1,194	733,590
Gtd. Notes, 144A
2.900%	03/01/32		525	467,746
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27		20	18,732
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	06/02/25		155	149,453
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30		804	628,786
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.125%	06/01/24		225	223,203
Simon Property Group LP,
Sr. Unsec’d. Notes
1.375%	01/15/27		90	78,773
2.650%	02/01/32		245	202,463
3.500%	09/01/25		275	268,758
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		370	310,437
3.650%	02/01/50		85	65,042
First Ref. Mortgage, Series C
4.125%	03/01/48		40	33,015
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42		207	173,410
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 21A
3.150%	09/30/51		60	42,535
Southern Power Co.,
Sr. Unsec’d. Notes
0.900%	01/15/26		302	269,097
5.150%	09/15/41		100	94,204
Southwest Gas Corp.,
Sr. Unsec’d. Notes
4.050%	03/15/32		30	27,279
Sutter Health,
Unsec’d. Notes, Series 20A
3.361%	08/15/50		14	10,733
SVB Financial Group,
Sr. Unsec’d. Notes
1.800%	02/02/31		975	752,276
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22		500	498,921
Targa Resources Corp.,
Gtd. Notes
4.950%	04/15/52		60	51,566

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32		1,125	$964,765
4.875%	02/01/31		550	501,728
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30		190	162,449
2.700%	09/15/51		230	175,343
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		100	78,415
6.550%	05/01/37		142	142,186
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
2.500%	03/22/24		25	24,614
Sr. Unsec’d. Notes, MTN
1.125%	06/18/26	(a)	590	532,996
Trane Technologies Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49		40	35,679
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.950%	05/15/50		5	4,153
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	08/05/25		970	892,763
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30		50	39,894
3.250%	05/01/51		15	11,122
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48		30	30,222
U.S. Bank NA,
Sr. Unsec’d. Notes
3.400%	07/24/23	(a)	1,000	998,917
UMass Memorial Health Care Obligated Group,
Unsec’d. Notes
5.363%	07/01/52		17	17,085
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62		135	93,302
3.250%	02/05/50		40	31,440
3.750%	02/05/70		15	11,937
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
5.300%	04/01/50		300	329,648
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		275	235,720
2.300%	05/15/31		210	181,833
2.375%	08/15/24		160	156,905
2.900%	05/15/50		100	74,309
3.125%	05/15/60	(a)	600	440,164
3.250%	05/15/51		35	27,533
4.250%	03/15/43		100	94,036

SEE NOTES TO FINANCIAL STATEMENTS.
A181

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45		47	$38,339
Unsec’d. Notes, Series C
2.547%	04/01/50		43	31,232
University of Southern California,
Sr. Unsec’d. Notes, Series 21A
2.945%	10/01/51		70	54,501
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31		465	374,516
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/45		30	30,067
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32		232	192,456
2.550%	03/21/31		315	269,392
2.875%	11/20/50		30	21,291
2.987%	10/30/56		80	55,567
3.000%	11/20/60		270	183,864
4.125%	08/15/46		210	187,236
4.522%	09/15/48		25	23,669
Viatris, Inc.,
Gtd. Notes
1.650%	06/22/25		45	40,813
4.000%	06/22/50		60	39,979
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	11/15/51		40	29,702
Visa, Inc.,
Sr. Unsec’d. Notes
3.650%	09/15/47		265	235,999
WakeMed,
Unsec’d. Notes, Series A
3.286%	10/01/52		31	23,580
Walmart, Inc.,
Sr. Unsec’d. Notes
2.650%	09/22/51		215	161,970
Washington Gas Light Co.,
Sr. Unsec’d. Notes, MTN
3.650%	09/15/49		10	8,351
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.600%	02/01/30		81	70,846
3.200%	06/01/32		195	173,693
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
0.550%	09/15/23		490	473,558
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.000%	02/19/25	(a)	500	489,046
3.750%	01/24/24		1,000	1,001,912
Welltower, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/32		50	45,627

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30	90	$84,716
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/15/51	340	253,510
5.100%	09/15/45	267	248,754
8.750%	03/15/32	250	315,642
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	365	312,580
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/28	10	8,715
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
3.300%	09/01/49	35	27,741
Yale University,
Unsec’d. Notes, Series 2020
2.402%	04/15/50	67	47,730
Zoetis, Inc.,
Sr. Unsec’d. Notes
4.700%	02/01/43	67	64,452

			124,269,136

TOTAL CORPORATE BONDS (cost $168,461,581)			147,981,413

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series S1
6.918%	04/01/40	250	315,474
Taxable, Revenue Bonds, Series F
3.126%	04/01/55	40	31,200
California State University,
Taxable, Revenue Bonds, Series B
2.719%	11/01/52	220	164,283
Taxable, Revenue Bonds, Series E
2.897%	11/01/51	65	47,945
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	150	167,094
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	100	123,635
Taxable, Revenue Bonds, Series N
3.256%	05/15/60	5	3,762
3.706%	05/15/2120	30	21,952
San Francisco Public Utilities Commission Water Revenue,
Taxable, Revenue Bonds, Series A
3.303%	11/01/39	20	17,006
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	250	337,568
7.550%	04/01/39	135	183,514

			1,413,433

SEE NOTES TO FINANCIAL STATEMENTS.
A182

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	25	$24,597

Florida — 0.0%
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	34	29,556

Illinois — 0.0%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Revenue Bonds, Series B
6.899%	12/01/40	100	120,005
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.238%	01/01/42	55	46,221
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	60	65,848

			232,074

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority,
Taxable, Revenue Bonds, Series A
4.275%	02/01/36	35	34,805
4.475%	08/01/39	30	29,698

			64,503

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority,
Taxable, Revenue Bonds, Series D
3.052%	07/01/40	35	27,749
3.197%	07/01/50	20	15,119

			42,868

Massachusetts — 0.0%
Commonwealth of Massachusetts,
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	30	23,570

Michigan — 0.0%
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	19	17,020
4.454%	04/01/2122	30	27,485
Taxable, Revenue Bonds, Series B
3.504%	04/01/52	24	21,238

			65,743

New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	100	132,780

New York — 0.0%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	40	48,557

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (cont’d.)
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.724%	06/15/42	100	$116,623
5.952%	06/15/42	80	95,663
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.142%	07/01/43	70	58,700
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	110	107,091

			426,634

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The),
Taxable, Revenue Bonds, Series 21-A
3.204%	01/15/51	95	73,976

Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
7.834%	02/15/41	100	134,356

Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	200	226,466

Texas — 0.1%
Board of Regents of the University of Texas System,
Taxable, Revenue Bonds, Series B
2.439%	08/15/49	90	63,528
Dallas Area Rapid Transit,
Revenue Bonds, BABs, Series B
5.999%	12/01/44	85	103,030
Taxable, Revenue Bonds, Series A
2.613%	12/01/48	60	44,496
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	110	84,336
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	15	12,043
Texas Transportation Commission,
General Obligation Unlimited, Taxable
2.472%	10/01/44	125	93,611
Texas Transportation Commission State Highway Fund,
Taxable, Revenue Bonds
4.000%	10/01/33	170	169,073

			570,117

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	80	57,966

TOTAL MUNICIPAL BONDS (cost $4,143,842)			3,518,639

SEE NOTES TO FINANCIAL STATEMENTS.
A183

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.5%
United States
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC02, Class 2A
5.000%	05/25/34	26	$23,338
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	17	16,488
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
3.924%(c)	08/25/31	589	588,505
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
3.774%(c)	09/25/31	109	108,322
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
2.476%(c)	10/25/41	1,185	1,099,116
Series 2021-R03, Class 1M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
1.776%(c)	12/25/41	737	722,286
Series 2021-R03, Class 1M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
2.576%(c)	12/25/41	1,030	917,183
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.926%(c)	12/25/41	2,547	2,492,733
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
2.826%(c)	12/25/41	1,225	1,103,553
Series 2022-R02, Class 2M1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
2.126%(c)	01/25/42	1,399	1,361,989
Fannie Mae Connecticut Avenue Securities,
Series 2017-C01, Class 1EB1, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.874%(c)	07/25/29	1,799	1,793,622
Series 2017-C01, Class 1M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
5.174%(c)	07/25/29	1,594	1,627,601
Series 2017-C03, Class 1ED1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
2.324%(c)	10/25/29	1,398	1,375,951
Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
4.624%(c)	10/25/29	2,580	2,602,996
Series 2017-C03, Class 1M2C, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
4.624%(c)	10/25/29	592	598,673
Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
3.824%(c)	01/25/30	2,022	2,030,481
Series 2017-C05, Class 1M2C, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
3.824%(c)	01/25/30	900	900,557
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
3.874%(c)	07/25/30	2,195	2,195,147

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2018-C01, Class 1M2C, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
3.874%(c)	07/25/30	720	$723,848
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
1.826%(c)	11/25/41	1,647	1,609,350
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-DNA01, Class M3, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
7.174%(c)	07/25/28	340	355,028
Series 2017-DNA01, Class M2, 1 Month LIBOR + 3.250% (Cap N/A, Floor 0.000%)
4.874%(c)	07/25/29	2,016	2,031,226
Series 2017-HQA02, Class M2, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.274%(c)	12/25/29	323	321,284
Series 2017-HQA02, Class M2AS, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.674%(c)	12/25/29	1,154	1,138,397
Series 2017-HQA03, Class M2, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
3.974%(c)	04/25/30	2,609	2,604,760
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
3.526%(c)	11/25/50	1,380	1,371,168
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
1.726%(c)	08/25/33	533	529,912
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
2.726%(c)	11/25/41	890	801,521
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.324%(c)	01/25/50	2,099	2,074,948
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
3.474%(c)	02/25/50	2,383	2,359,093
Series 2020-DNA04, Class M2B, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
5.374%(c)	08/25/50	370	369,911
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
1.826%(c)	12/25/50	3	2,726
Series 2021-DNA03, Class M1, 144A, 30 Day Average SOFR + 0.750% (Cap N/A, Floor 0.000%)
1.676%(c)	10/25/33	1,311	1,289,920
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	10/25/33	190	175,700
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
2.576%(c)	01/25/34	1,568	1,512,259
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
2.426%(c)	10/25/41	1,430	1,305,448

SEE NOTES TO FINANCIAL STATEMENTS.
A184

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
1.626%(c)	08/25/33	506	$502,334
Series 2021-HQA02, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
1.626%(c)	12/25/33	771	762,327
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	03/25/42	676	670,490
Series 2022-HQA01, Class M1B, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
4.426%(c)	03/25/42	125	119,367
FHLMC Structured Agency Credit Risk Trust,
Series 2018-HRP02, Class M2, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.874%(c)	02/25/47	103	102,906
Series 2019-FTR02, Class M1, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.574%(c)	11/25/48	930	910,681

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $46,341,725)			45,203,145

SOVEREIGN BONDS — 0.1%
Indonesia — 0.0%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.500%	01/11/28	265	253,037

Israel — 0.0%
Israel Government International Bond,
Sr. Unsec’d. Notes
2.750%	07/03/30	290	269,568
State of Israel,
Sr. Unsec’d. Notes
3.375%	01/15/50	200	161,920

			431,488

Mexico — 0.0%
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.771%	05/24/61	275	177,854
Sr. Unsec’d. Notes, Series A, MTN
6.750%	09/27/34	246	269,582

			447,436

Panama — 0.0%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60	265	188,298

Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
3.550%	03/10/51	260	194,019
4.125%	08/25/27	189	185,277

			379,296

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Uruguay — 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
5.100%	06/18/50	(a)	460	$460,770

TOTAL SOVEREIGN BONDS (cost $2,609,805)				2,160,325

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.0%
Federal Home Loan Mortgage Corp.
1.500%	03/01/36		167	152,509
1.500%	02/01/37		257	233,835
1.500%	03/01/37		401	365,424
1.500%	05/01/51		483	401,768
2.000%	12/01/35		271	253,464
2.000%	02/01/36		260	243,129
2.000%	02/01/36		264	247,028
2.000%	02/01/36		616	577,502
2.000%	03/01/36		76	71,018
2.000%	03/01/36		165	154,492
2.000%	05/01/36		170	159,500
2.000%	05/01/36		602	562,638
2.000%	06/01/36		188	175,653
2.000%	08/01/36		71	66,262
2.000%	09/01/36		270	252,303
2.000%	10/01/36		47	44,227
2.000%	11/01/36		380	355,050
2.000%	01/01/37		48	45,237
2.000%	02/01/37		228	213,468
2.000%	04/01/37		200	186,583
2.000%	05/01/37		167	156,456
2.000%	06/01/37		326	304,917
2.000%	09/01/50		223	194,617
2.000%	10/01/50		123	106,859
2.000%	10/01/50		126	110,105
2.000%	10/01/50		172	149,936
2.000%	12/01/50		128	111,671
2.000%	02/01/51		241	210,041
2.000%	02/01/51		323	281,822
2.000%	03/01/51		191	166,634
2.000%	03/01/51		204	178,008
2.000%	03/01/51		243	211,448
2.000%	03/01/51		382	333,115
2.000%	04/01/51		734	639,959
2.000%	05/01/51		229	199,463
2.000%	05/01/51		1,470	1,277,006
2.000%	06/01/51		118	103,261
2.000%	06/01/51		712	621,097
2.000%	07/01/51		372	324,194
2.000%	08/01/51		119	103,851
2.000%	10/01/51		239	208,357
2.000%	10/01/51		240	209,179
2.000%	10/01/51		406	354,154
2.000%	11/01/51		239	208,139
2.000%	11/01/51		242	210,840
2.000%	11/01/51		243	211,683
2.000%	11/01/51		310	270,343
2.000%	12/01/51		894	777,530
2.000%	03/01/52		122	106,480

SEE NOTES TO FINANCIAL STATEMENTS.
A185

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	07/01/32	1,880	$1,844,088
2.500%	10/01/35	216	207,231
2.500%	05/01/36	475	455,304
2.500%	07/01/36	122	116,173
2.500%	03/01/37	492	470,779
2.500%	06/01/50	111	100,453
2.500%	11/01/50	140	126,050
2.500%	11/01/50	576	519,538
2.500%	12/01/50	541	488,118
2.500%	01/01/51	99	89,405
2.500%	01/01/51	128	115,858
2.500%	01/01/51	258	232,618
2.500%	12/01/51	482	435,616
2.500%	01/01/52	121	108,935
2.500%	03/01/52	220	198,126
2.500%	04/01/52	273	245,976
3.000%	03/01/27	27	26,786
3.000%	05/01/27	12	12,347
3.000%	11/01/27	79	79,200
3.000%	04/01/29	94	93,937
3.000%	05/01/29	1,142	1,139,734
3.000%	03/01/30	54	54,182
3.000%	02/01/31	94	93,749
3.000%	05/01/31	21	20,627
3.000%	06/01/31	12	11,496
3.000%	05/01/33	9	9,284
3.000%	05/01/33	23	22,896
3.000%	05/01/33	43	41,947
3.000%	03/01/46	505	477,951
3.000%	07/01/46	416	395,463
3.000%	07/01/46	471	447,559
3.000%	11/01/46	289	272,595
3.000%	12/01/46	592	560,685
3.000%	12/01/46	877	829,688
3.000%	04/01/50	435	406,632
3.000%	05/01/50	121	112,947
3.000%	07/01/50	145	135,814
3.000%	08/01/50	613	578,412
3.000%	11/01/51	403	376,170
3.500%	03/01/32	41	40,567
3.500%	04/01/32	85	85,004
3.500%	02/01/34	279	277,726
3.500%	05/01/35	61	60,926
3.500%	03/01/38	33	32,607
3.500%	09/01/38	8	7,503
3.500%	01/01/47	78	75,706
3.500%	11/01/47	165	160,816
3.500%	02/01/48	600	586,120
3.500%	02/01/49	252	245,922
4.000%	07/01/29	7	6,595
4.000%	05/01/33	36	36,195
4.000%	06/01/44	204	205,132
4.000%	02/01/45	23	22,874
4.000%	02/01/48	27	27,209
4.000%	05/01/48	702	699,977
4.000%	06/01/48	45	45,551
4.000%	06/01/48	65	65,455
4.500%	06/01/38	29	29,672

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	07/01/39	54	$55,472
4.500%	09/01/39	3	3,122
4.500%	10/01/39	8	8,157
4.500%	01/01/40	23	23,487
4.500%	02/01/40	3	3,174
4.500%	04/01/40	7	7,297
4.500%	02/01/41	21	22,144
4.500%	07/01/41	4	4,292
4.500%	08/01/41	3	3,542
4.500%	10/01/41	104	107,721
4.500%	01/01/42	6	6,182
4.500%	05/01/42	4	3,985
4.500%	01/01/45	4	4,421
4.500%	01/01/46	78	80,650
4.500%	09/01/46	14	14,837
4.500%	05/01/47	12	12,334
4.500%	06/01/47	9	9,497
4.500%	06/01/48	18	17,799
4.500%	07/01/48	7	7,539
4.500%	07/01/48	16	15,974
4.500%	07/01/48	17	17,043
4.500%	10/01/48	8	8,000
4.500%	10/01/48	23	22,970
5.000%	01/01/37	11	11,947
5.000%	02/01/37	11	11,701
5.000%	03/01/38	80	83,862
5.000%	09/01/47	9	8,973
5.000%	03/01/48	4	4,563
5.000%	05/01/48	23	24,136
5.000%	04/01/49	10	10,636
5.500%	06/01/35	49	52,493
5.500%	08/01/38	53	56,756
6.000%	09/01/36	49	53,321
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495% (Cap 7.078%, Floor 1.495%)
3.245%(c)	06/01/43	1	1,381
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600% (Cap 7.380%, Floor 1.600%)
2.380%(c)	08/01/43	2	2,112
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650% (Cap 7.463%, Floor 1.650%)
2.463%(c)	05/01/43	9	9,397
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.732% (Cap 8.237%, Floor 1.732%)
1.995%(c)	08/01/41	21	21,104
Federal National Mortgage Assoc.
1.500%	TBA	475	394,176
1.500%	TBA	1,529	1,389,860
1.500%	10/01/36	110	100,374
1.500%	03/01/37	790	719,328
1.500%	04/01/37	224	203,816
1.500%	01/01/51	1,938	1,614,155
1.500%	07/01/51	341	283,970
1.500%	11/01/51	435	361,766
2.000%	TBA	887	827,423
2.000%	TBA	1,205	1,045,880
2.000%	12/01/35	114	106,129
2.000%	12/01/35	145	135,920

SEE NOTES TO FINANCIAL STATEMENTS.
A186

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	02/01/36	143	$133,326
2.000%	02/01/36	149	139,362
2.000%	02/01/36	229	214,424
2.000%	02/01/36	296	277,054
2.000%	02/01/36	296	277,217
2.000%	02/01/36	335	313,795
2.000%	02/01/36	743	695,353
2.000%	03/01/36	84	78,865
2.000%	03/01/36	150	140,052
2.000%	08/01/36	70	65,100
2.000%	11/01/36	475	444,297
2.000%	05/01/37	128	119,605
2.000%	06/01/37	128	119,606
2.000%	07/01/50	454	395,702
2.000%	09/01/50	191	166,975
2.000%	09/01/50	273	237,653
2.000%	10/01/50	294	257,009
2.000%	12/01/50	63	54,865
2.000%	12/01/50	301	263,568
2.000%	12/01/50	481	419,793
2.000%	01/01/51	334	291,402
2.000%	01/01/51	485	424,246
2.000%	02/01/51	88	76,824
2.000%	02/01/51	109	94,794
2.000%	02/01/51	239	208,556
2.000%	02/01/51	304	264,810
2.000%	02/01/51	768	669,728
2.000%	03/01/51	279	243,038
2.000%	04/01/51	101	88,212
2.000%	04/01/51	114	99,724
2.000%	04/01/51	379	330,160
2.000%	04/01/51	522	455,695
2.000%	05/01/51	92	80,953
2.000%	06/01/51	243	211,424
2.000%	06/01/51	420	366,527
2.000%	06/01/51	674	587,578
2.000%	07/01/51	299	260,384
2.000%	07/01/51	640	558,409
2.000%	08/01/51	233	202,859
2.000%	10/01/51	97	84,757
2.000%	10/01/51	119	103,605
2.000%	10/01/51	145	126,107
2.000%	10/01/51	5,900	5,135,374
2.000%	11/01/51	266	232,159
2.000%	11/01/51	492	429,835
2.000%	11/01/51	722	628,741
2.000%	12/01/51	4,949	4,307,077
2.000%	01/01/52	1,466	1,279,630
2.500%	TBA	680	649,331
2.500%	11/01/34	246	236,153
2.500%	10/01/35	316	302,529
2.500%	03/01/36	275	263,591
2.500%	05/01/36	133	127,549
2.500%	06/01/36	245	233,967
2.500%	07/01/36	67	63,991
2.500%	08/01/50	228	205,742
2.500%	11/01/50	137	123,725
2.500%	01/01/51	206	186,107

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	02/01/51	79	$70,996
2.500%	03/01/51	329	296,990
2.500%	03/01/51	555	502,100
2.500%	07/01/51	95	85,499
2.500%	07/01/51	116	104,836
2.500%	07/01/51	138	124,071
2.500%	07/01/51	299	269,389
2.500%	07/01/51	328	295,783
2.500%	08/01/51	238	214,076
2.500%	08/01/51	421	380,835
2.500%	08/01/51	490	441,808
2.500%	09/01/51	934	842,185
2.500%	11/01/51	338	304,577
2.500%	11/01/51	525	473,273
2.500%	12/01/51	985	887,151
2.500%	12/01/51	1,169	1,053,673
2.500%	12/01/51	1,330	1,199,095
2.500%	12/01/51	1,473	1,327,039
2.500%	01/01/52	3,879	3,494,811
2.500%	03/01/52	985	887,054
2.500%	04/01/52	227	204,654
3.000%	TBA	316	308,278
3.000%	TBA	2,454	2,284,856
3.000%	01/01/27	36	36,088
3.000%	08/01/27	12	12,176
3.000%	09/01/27	11	11,327
3.000%	09/01/27	90	89,349
3.000%	11/01/27	7	7,215
3.000%	11/01/27	9	8,971
3.000%	11/01/27	11	10,688
3.000%	11/01/27	14	13,743
3.000%	11/01/27	14	14,019
3.000%	11/01/27	18	17,741
3.000%	12/01/27	8	7,803
3.000%	05/01/33	13	12,548
3.000%	05/01/33	22	21,940
3.000%	05/01/33	38	37,252
3.000%	08/01/33	223	218,361
3.000%	03/01/35	116	114,589
3.000%	04/01/35	751	737,152
3.000%	07/01/35	94	92,230
3.000%	12/01/35	111	108,709
3.000%	11/01/49	36	34,143
3.000%	12/01/49	41	38,283
3.000%	02/01/50	116	108,319
3.000%	03/01/50	51	47,564
3.000%	10/01/50	685	654,071
3.000%	01/01/51	168	157,236
3.000%	07/01/51	848	792,062
3.000%	08/01/51	257	241,365
3.000%	08/01/51	1,761	1,644,573
3.000%	04/01/52	973	907,806
3.000%	05/01/52	988	922,793
3.500%	TBA	820	814,866
3.500%	TBA	850	817,395
3.500%	11/01/30	4	4,126
3.500%	05/01/32	18	18,327
3.500%	06/01/32	63	63,085

SEE NOTES TO FINANCIAL STATEMENTS.
A187

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/32	15	$15,240
3.500%	09/01/32	140	140,248
3.500%	01/01/35	21	21,432
3.500%	06/01/35	30	29,704
3.500%	06/01/35	51	51,019
3.500%	09/01/38	5	4,574
3.500%	08/01/45	230	225,184
3.500%	07/01/47	239	233,977
3.500%	09/01/47	46	44,628
3.500%	09/01/47	705	688,534
3.500%	10/01/47	659	644,358
3.500%	02/01/48	191	186,859
3.500%	07/01/48	353	344,977
3.500%	07/01/48	448	438,432
3.500%	06/01/49	460	449,801
3.500%	11/01/51	1,091	1,077,483
4.000%	TBA	12,865	12,685,845
4.000%	05/01/26	64	64,327
4.000%	02/01/31	70	71,556
4.000%	05/01/33	25	25,500
4.000%	06/01/33	11	11,374
4.000%	07/01/33	5	5,025
4.000%	12/01/33	19	18,855
4.000%	06/01/38	101	101,515
4.000%	09/01/42	965	975,981
4.000%	09/01/43	64	64,737
4.000%	05/01/44	70	70,746
4.000%	10/01/44	153	152,171
4.000%	03/01/45	73	73,949
4.000%	09/01/45	26	26,140
4.000%	06/01/46	363	365,117
4.000%	10/01/46	19	18,838
4.000%	11/01/46	32	32,730
4.000%	11/01/46	54	54,466
4.000%	04/01/47	37	37,570
4.000%	05/01/47	14	14,273
4.000%	05/01/47	319	321,066
4.000%	09/01/47	62	62,802
4.000%	10/01/47	343	344,154
4.000%	12/01/47	200	201,320
4.000%	09/01/48	756	755,753
4.000%	07/01/49	426	426,578
4.000%	04/01/50	835	829,704
4.000%	05/01/50	238	236,222
4.000%	01/01/57	93	92,921
4.000%	02/01/57	106	105,822
4.500%	TBA	75	76,554
4.500%	TBA	550	552,084
4.500%	01/01/42	22	22,217
4.500%	01/01/42	66	68,219
4.500%	09/01/42	110	113,106
4.500%	06/01/44	27	27,347
4.500%	06/01/44	39	39,426
4.500%	02/01/45	124	128,060
4.500%	08/01/45	158	162,385
4.500%	11/01/45	8	7,693
4.500%	12/01/45	4	3,747
4.500%	12/01/45	14	14,701

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	01/01/46	4		$4,297
4.500%	02/01/46	21		21,742
4.500%	02/01/46	318		326,605
4.500%	03/01/46	5		5,271
4.500%	04/01/46	—(r	)	488
4.500%	05/01/46	—(r	)	489
4.500%	07/01/46	3		2,526
4.500%	08/01/46	1		1,014
4.500%	08/01/46	3		2,686
4.500%	08/01/46	6		5,945
4.500%	08/01/46	41		41,437
4.500%	10/01/46	16		15,815
4.500%	10/01/46	45		45,766
4.500%	01/01/47	1		1,447
4.500%	01/01/47	4		3,776
4.500%	01/01/47	11		11,657
4.500%	01/01/47	13		13,105
4.500%	02/01/47	3		3,289
4.500%	02/01/47	3		3,493
4.500%	03/01/47	5		4,677
4.500%	06/01/47	33		33,907
4.500%	06/01/47	156		159,371
4.500%	01/01/48	66		66,444
4.500%	02/01/48	30		30,002
4.500%	02/01/48	33		33,162
4.500%	02/01/48	33		33,722
4.500%	02/01/48	42		42,459
4.500%	03/01/48	35		36,074
4.500%	04/01/48	205		208,800
4.500%	05/01/48	23		22,979
4.500%	06/01/48	74		75,188
4.500%	07/01/48	9		8,818
4.500%	08/01/48	42		42,954
4.500%	05/01/49	16		16,442
4.500%	06/01/52	175		175,793
5.000%	TBA	75		77,046
5.000%	TBA	250		255,156
5.000%	06/01/39	27		27,836
5.000%	12/01/39	38		40,174
5.000%	01/01/40	1		976
5.000%	04/01/40	117		122,364
5.000%	05/01/40	7		7,010
5.000%	06/01/40	1		767
5.000%	06/01/40	1		1,079
5.000%	06/01/40	5		5,215
5.000%	07/01/40	2		1,534
5.000%	07/01/40	4		4,717
5.000%	08/01/40	16		16,404
5.000%	09/01/40	4		4,456
5.000%	10/01/40	15		15,778
5.000%	02/01/41	66		69,859
5.000%	05/01/41	59		61,818
5.000%	05/01/41	242		254,991
5.000%	05/01/48	31		32,289
5.000%	04/01/49	17		17,931
5.000%	04/01/49	55		57,486
5.500%	04/01/36	32		34,314
5.500%	05/01/36	18		19,556

SEE NOTES TO FINANCIAL STATEMENTS.
A188

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	09/01/36	60	$64,224
5.500%	08/01/37	43	45,701
5.500%	09/01/41	103	109,886
6.000%	07/01/41	69	75,791
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.917%, Floor 1.530%)
3.173%(c)	05/01/43	35	35,385
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535% (Cap 7.056%, Floor 1.535%)
2.992%(c)	06/01/43	21	21,839
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695% (Cap 7.563%, Floor 1.695%)
1.945%(c)	08/01/42	16	16,881
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750% (Cap 7.869%, Floor 1.750%)
2.000%(c)	08/01/41	23	23,491
Government National Mortgage Assoc.
2.000%	TBA	1,898	1,685,216
2.000%	07/20/50	43	38,822
2.000%	08/20/50	482	430,943
2.000%	09/20/50	744	662,494
2.000%	10/20/51	1,562	1,389,931
2.000%	11/20/51	992	882,593
2.000%	12/20/51	3,262	2,902,432
2.500%	TBA	1,536	1,405,440
2.500%	12/20/46	174	159,305
2.500%	06/20/50	455	417,945
2.500%	01/20/51	728	669,431
2.500%	02/20/51	384	353,115
2.500%	05/20/51	1,428	1,312,133
2.500%	07/20/51	1,958	1,798,490
2.500%	08/20/51	2,435	2,233,228
2.500%	12/20/51	269	246,808
3.000%	TBA	2,493	2,349,847
3.000%	07/15/43	44	42,425
3.000%	01/15/44	23	21,558
3.000%	03/20/45	38	36,507
3.000%	12/20/45	204	196,062
3.000%	01/20/46	108	103,719
3.000%	02/20/46	9	8,776
3.000%	02/20/46	9	8,995
3.000%	03/20/46	139	133,727
3.000%	05/20/46	129	124,232
3.000%	09/20/46	302	289,376
3.000%	12/15/46	30	28,230
3.000%	02/15/47	83	79,175
3.000%	02/15/47	112	106,372
3.000%	04/20/49	1,613	1,541,132
3.000%	10/15/49	99	93,248
3.000%	07/20/50	802	759,846
3.000%	12/20/50	170	160,817
3.000%	10/20/51	822	777,189
3.000%	11/20/51	357	337,271
3.500%	12/20/47	246	243,109
3.500%	05/20/50	4,010	3,902,419
4.000%	TBA	1,675	1,667,639
4.000%	12/15/40	34	34,405
4.000%	12/15/46	32	31,695

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	05/15/48		19	$18,840
4.000%	05/15/48		57	57,657
4.000%	11/20/48		39	39,322
4.000%	11/20/48		895	898,875
4.500%	TBA		25	25,367
4.500%	01/20/41		56	58,859
4.500%	03/20/41		8	7,952
4.500%	04/20/41		20	21,102
4.500%	09/20/43		7	7,565
4.500%	08/20/46		10	10,285
4.500%	09/20/46		8	8,697
4.500%	10/20/46		6	6,688
4.500%	11/20/46		6	6,427
4.500%	10/20/47		4	4,263
4.500%	04/20/48		208	213,042
4.500%	08/20/48		32	32,096
4.500%	09/20/48		210	213,397
5.000%	TBA		500	512,344
5.000%	10/20/39		103	109,749
5.000%	04/20/48		73	75,446
5.000%	11/20/48		22	22,615
5.500%	07/20/40		228	245,959
5.500%	04/20/48		10	10,864
6.000%	09/20/38		45	48,595
6.000%	10/20/38		60	66,109

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $156,901,751)				145,173,709

U.S. TREASURY OBLIGATIONS — 20.1%
U.S. Treasury Notes
0.250%	08/31/25		20,600	18,860,266
0.625%	05/15/30		25,067	20,903,611
0.625%	08/15/30		40,600	33,659,937
0.750%	08/31/26		26,200	23,846,094
0.875%	11/15/30	(a)	46,600	39,340,594
1.125%	02/15/31		33,500	28,783,828
1.250%	08/15/31		30,000	25,823,438
1.375%	11/15/31		50,000	43,367,187
1.500%	02/15/30		18,386	16,512,926
1.625%	08/15/29		14,266	12,988,565
1.625%	05/15/31		40,500	36,184,219
1.750%	11/15/29		10,750	9,864,805
1.875%	02/15/32	(a)	28,000	25,366,250
2.250%	03/31/24		28,400	28,042,781

TOTAL U.S. TREASURY OBLIGATIONS (cost $403,506,900)				363,544,501

TOTAL LONG-TERM INVESTMENTS (cost $1,572,261,979)				1,428,042,337

			Shares

SHORT-TERM INVESTMENTS — 27.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)			367,434,926	367,434,926

SEE NOTES TO FINANCIAL STATEMENTS.
A189

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $128,571,240; includes $128,460,234 of cash collateral for securities on loan)(b)(wa)	128,675,783	$128,559,975

TOTAL SHORT-TERM INVESTMENTS (cost $496,006,166)		495,994,901

TOTAL INVESTMENTS—106.2% (cost $2,068,268,145)		1,924,037,238
Liabilities in excess of other assets(z) — (6.2)%		(112,980,671)

NET ASSETS — 100.0%		$1,811,056,567

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $165,804 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $125,973,944; cash collateral of $128,460,234 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $1,934,337)	2.500%	TBA	07/14/22	(2,143)	$(1,926,858)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
217	2 Year U.S. Treasury Notes	Sep. 2022	$ 45,573,391	$ 43,159
288	5 Year U.S. Treasury Notes	Sep. 2022	32,328,000	130,051
258	10 Year U.S. Treasury Notes	Sep. 2022	30,581,063	(87,088)
48	10 Year U.S. Ultra Treasury Notes	Sep. 2022	6,114,000	(72,740)
179	20 Year U.S. Treasury Bonds	Sep. 2022	24,813,875	(411,954)
172	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	26,547,125	187,847
232	FTSE 100 Index	Sep. 2022	20,110,672	(392,697)
74	FTSE/MIB Index	Sep. 2022	8,223,222	(256,472)
115	IBEX 35 Index	Jul. 2022	9,688,864	(159,583)
776	Mini MSCI EAFE Index	Sep. 2022	72,036,080	(2,591,440)
39	Mini MSCI Emerging Markets Index	Sep. 2022	1,955,265	13,046
1,363	S&P 500 E-Mini Index	Sep. 2022	258,254,425	(15,416,597)
79	S&P/TSX 60 Index	Sep. 2022	14,023,850	(1,147,009)

SEE NOTES TO FINANCIAL STATEMENTS.
A190

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
425	TOPIX Index	Sep. 2022	$58,590,986	$(2,380,571)

				(22,542,048)

Short Positions:
140	2 Year U.S. Treasury Notes	Sep. 2022	29,402,188	(144,388)
1,275	5 Year U.S. Treasury Notes	Sep. 2022	143,118,750	1,061,232
226	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	34,881,688	573,439
681	Mini MSCI Emerging Markets Index	Sep. 2022	34,141,935	761,174
89	S&P 500 E-Mini Index	Sep. 2022	16,863,275	1,006,660
				3,258,117

				$(19,283,931)

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 09/21/22	Nomura International PLC	CAD	16,749	$13,298,715	$13,013,804	$—	$(284,911)
Euro,
Expiring 07/08/22	HSBC Bank PLC	EUR	37	39,775	38,794	—	(981)
Expiring 07/08/22	Standard Chartered Bank	EUR	1	1,054	1,049	—	(5)

				$13,339,544	$13,053,647	—	(285,897)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/08/22	HSBC Bank PLC	EUR	73	$76,293	$76,539	$—	$(246)
Expiring 07/08/22	Standard Chartered Bank	EUR	1,096	1,196,373	1,149,132	47,241	—
Expiring 07/08/22	Standard Chartered Bank	EUR	194	207,814	203,405	4,409	—
Expiring 09/21/22	Bank of America, N.A.	EUR	454	489,966	479,126	10,840	—
Expiring 09/21/22	Royal Bank of Canada	EUR	157	168,376	165,509	2,867	—
Japanese Yen,
Expiring 09/21/22	UBS AG	JPY	211,869	1,627,409	1,570,779	56,630	—

				$3,766,231	$3,644,490	121,987	(246)

						$121,987	$(286,143)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	64,388	$(298,141)	$739	$298,880

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

SEE NOTES TO FINANCIAL STATEMENTS.
A191

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$33,231,040	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$9,451,812	$—
Austria	—	366,411	—
Belgium	—	2,216,297	—
Brazil	5,002,194	—	—
Canada	15,571,911	—	—
China	3,258,510	40,465,590	165,788
Colombia	39,555	—	—
Czech Republic	—	336,831	—
Denmark	9,888	3,219,987	—
Finland	—	1,503,913	—
France	—	11,652,676	—
Germany	—	8,470,767	—
Greece	—	317,875	—
Hong Kong	—	4,461,512	—
Hungary	—	360,341	—
India	298,394	15,102,889	—
Indonesia	90,773	2,580,652	—
Ireland	—	479,118	—

SEE NOTES TO FINANCIAL STATEMENTS.
A192

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Israel	$95,474	$1,157,140	$—
Italy	—	3,242,525	—
Japan	—	24,987,031	—
Kuwait	—	668,131	—
Luxembourg	—	218,508	—
Malaysia	—	3,178,186	—
Mexico	4,030,899	—	—
Netherlands	—	6,659,162	—
New Zealand	—	186,053	—
Norway	—	1,287,086	—
Peru	128,672	—	—
Philippines	—	558,713	—
Poland	—	240,984	—
Portugal	—	572,991	—
Qatar	—	635,360	—
Romania	—	8,465	—
Russia	—	—	16
Saudi Arabia	—	3,238,894	—
Singapore	198,374	2,608,735	—
South Africa	113,755	5,979,158	—
South Korea	170,520	13,230,584	—
Spain	—	3,324,937	—
Sweden	—	2,529,481	—
Switzerland	553,190	5,815,845	—
Taiwan	559,447	19,027,366	—
Tanzania	75,518	235,816	—
Thailand	—	2,337,235	—
Turkey	—	569,486	—
United Arab Emirates	—	822,022	—
United Kingdom	1,913,781	15,152,145	—
United States	369,722,646	8,186,036	—
Exchange-Traded Fund
United States	13,886,804	—	—
Preferred Stocks
Brazil	1,568,748	—	—
Chile	9,087	—	—
Colombia	8,757	—	—
Germany	—	617,592	—
South Korea	—	9,375	—
United States	—	143,542	—
Asset-Backed Securities
United States	—	50,143,781	—
Commercial Mortgage-Backed Securities
United States	—	24,428,868	—
Corporate Bonds
Australia	—	224,469	—
Canada	—	6,443,649	—
China	—	429,945	—
France	—	988,913	—
Germany	—	167,772	—
Ireland	—	580,223	—
Japan	—	4,656,124	—
Mexico	—	1,853,103	—
Netherlands	—	339,256	—
Norway	—	129,351	—
Peru	—	387,536	—
Portugal	—	106,367	—
Spain	—	1,449,280	—

SEE NOTES TO FINANCIAL STATEMENTS.
A193

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Switzerland	$—	$621,339	$—
United Kingdom	—	5,334,950	—
United States	—	124,269,136	—
Municipal Bonds
California	—	1,413,433	—
District of Columbia	—	24,597	—
Florida	—	29,556	—
Illinois	—	232,074	—
Louisiana	—	64,503	—
Maryland	—	42,868	—
Massachusetts	—	23,570	—
Michigan	—	65,743	—
New Jersey	—	132,780	—
New York	—	426,634	—
North Carolina	—	73,976	—
Ohio	—	134,356	—
Oregon	—	226,466	—
Texas	—	570,117	—
Virginia	—	57,966	—
Residential Mortgage-Backed Securities
United States	—	45,203,145	—
Sovereign Bonds
Indonesia	—	253,037	—
Israel	—	431,488	—
Mexico	—	447,436	—
Panama	—	188,298	—
Peru	—	379,296	—
Uruguay	—	460,770	—
U.S. Government Agency Obligations	—	145,173,709	—
U.S. Treasury Obligations	—	363,544,501	—
Short-Term Investments
Affiliated Mutual Funds	495,994,901	—	—

Total	$913,301,798	$1,010,569,636	$165,804

Other Financial Instruments*
Assets
Futures Contracts	$3,776,608	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	121,987	—
Centrally Cleared Credit Default Swap Agreement	—	298,880	—

Total	$3,776,608	$420,867	$—

Liabilities
Forward Commitment Contract	$—	$(1,926,858)	$—
Futures Contracts	(23,060,539)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(286,143)	—

Total	$(23,060,539)	$(2,213,001)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

SEE NOTES TO FINANCIAL STATEMENTS.
A194

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Affiliated Mutual Funds (7.1% represents investments purchased with collateral from securities on loan)	27.4%
U.S. Treasury Obligations	20.1
Equity Real Estate Investment Trusts (REITs)	9.0
U.S. Government Agency Obligations	8.0
Banks	4.4
Automobiles	3.0
Residential Mortgage-Backed Securities	2.5
Pharmaceuticals	1.6
Semiconductors & Semiconductor Equipment	1.6
Software	1.5
Commercial Mortgage-Backed Securities	1.3
Oil, Gas & Consumable Fuels	1.3
Technology Hardware, Storage & Peripherals	1.2
Interactive Media & Services	1.1
Insurance	1.1
Internet & Direct Marketing Retail	0.9
IT Services	0.8
Exchange-Traded Fund	0.8
Chemicals	0.7
Beverages	0.7
Metals & Mining	0.6
Diversified Financial Services	0.6
Electric	0.6
Health Care Providers & Services	0.5
Aerospace & Defense	0.5
Consumer Loans	0.5
Pipelines	0.5
Capital Markets	0.5
Food Products	0.5
Real Estate Investment Trusts (REITs)	0.4
Life Sciences Tools & Services	0.4
Machinery	0.4
Agriculture	0.4
Health Care Equipment & Supplies	0.4
Diversified Telecommunication Services	0.4
Specialty Retail	0.4
Biotechnology	0.3
Computers	0.3
Electronic Equipment, Instruments & Components	0.3
Household Products	0.3
Electric Utilities	0.3
Investment Companies	0.3
Road & Rail	0.3
Food & Staples Retailing	0.3
Media	0.3
Hotels, Restaurants & Leisure	0.3
Real Estate Management & Development	0.3
Multi-Utilities	0.3
Textiles, Apparel & Luxury Goods	0.3
Telecommunications	0.3
Commercial Services	0.3
Tobacco	0.3
Oil & Gas	0.2
Electrical Equipment	0.2
Professional Services	0.2
Semiconductors	0.2
Industrial Conglomerates	0.2

Entertainment	0.2%
Trading Companies & Distributors	0.2
Municipal Bonds	0.2
Wireless Telecommunication Services	0.2
Personal Products	0.2
Consumer Finance	0.2
Air Freight & Logistics	0.2
Healthcare-Products	0.2
Healthcare-Services	0.2
Household Durables	0.1
Gas Utilities	0.1
Communications Equipment	0.1
Sovereign Bonds	0.1
Electronics	0.1
Multiline Retail	0.1
Machinery-Diversified	0.1
Foods	0.1
Building Products	0.1
Auto Manufacturers	0.1
Mining	0.1
Thrifts & Mortgage Finance	0.1
Independent Power & Renewable Electricity Producers	0.1
Retail	0.1
Energy Equipment & Services	0.1
Auto Components	0.1
Gas	0.1
Internet	0.1
Electrical Components & Equipment	0.1
Marine	0.1
Home Builders	0.0	*
Construction & Engineering	0.0	*
Transportation	0.0	*
Construction Materials	0.0	*
Iron/Steel	0.0	*
Commercial Services & Supplies	0.0	*
Water	0.0	*
Lodging	0.0	*
Transportation Infrastructure	0.0	*
Cosmetics/Personal Care	0.0	*
Airlines	0.0	*
Miscellaneous Manufacturing	0.0	*
Containers & Packaging	0.0	*
Diversified Consumer Services	0.0	*
Oil & Gas Services	0.0	*
Real Estate	0.0	*
Building Materials	0.0	*
Environmental Control	0.0	*
Student Loan	0.0	*
Water Utilities	0.0	*
Paper & Forest Products	0.0	*
Health Care Technology	0.0	*
Apparel	0.0	*
Advertising	0.0	*
Packaging & Containers	0.0	*
Household Products/Wares	0.0	*
Leisure Products	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.
A195

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Distributors	0.0 *%

106.2
Liabilities in excess of other assets	(6.2)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$298,880*		—	$—
Equity contracts	Due from/to broker-variation margin futures	1,780,880	*	Due from/to broker-variation margin futures	22,344,369	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	121,987		Unrealized depreciation on OTC forward foreign currency exchange contracts	286,143
Interest rate contracts	Due from/to broker-variation margin futures	1,995,728	*	Due from/to broker-variation margin futures	716,170	*

		$4,197,475			$23,346,682

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(92,078)
Equity contracts	(68,498,967)	—	—
Foreign exchange contracts	—	1,311,811	—
Interest rate contracts	(6,619,412)	—	(27,333)

Total	$(75,118,379)	$1,311,811	$(119,411)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$399,283
Equity contracts	(28,433,524)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.
A196

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$(542,774)	$—
Interest rate contracts	742,016	—	—

Total	$(27,691,508)	$(542,774)	$399,283

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$762,435,901
Futures Contracts - Short Positions (1)	214,943,246
Forward Foreign Currency Exchange Contracts - Purchased (2)	81,119,741
Forward Foreign Currency Exchange Contracts - Sold (2)	107,006,296
Credit Default Swap Agreements - Buy Protection (1)	37,195,989
Inflation Swap Agreements (1)	716,667

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$125,973,944	$(125,973,944)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Bank of America, N.A.	$10,840	$—	$10,840	$—	$10,840
HSBC Bank PLC	—	(1,227)	(1,227)	—	(1,227)
Nomura International PLC	—	(284,911)	(284,911)	—	(284,911)
Royal Bank of Canada	2,867	—	2,867	—	2,867
Standard Chartered Bank	51,650	(5)	51,645	—	51,645
UBS AG	56,630	—	56,630	—	56,630

	$121,987	$(286,143)	$(164,156)	$—	$(164,156)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.
A197

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)	STATEMENT OF OPERATIONS (unaudited)

as of June 30, 2022	Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $125,973,944:
Unaffiliated investments (cost $1,572,261,979)	$1,428,042,337
Affiliated investments (cost $496,006,166)	495,994,901
Foreign currency, at value (cost $11,605,043)	11,589,579
Cash	1,038,266
Deposit with broker for centrally cleared/exchange-traded derivatives	33,231,040
Receivable for investments sold	14,603,757
Dividends and interest receivable	4,642,955
Tax reclaim receivable	1,089,092
Receivable for Portfolio shares sold	597,320
Unrealized appreciation on OTC forward foreign currency exchange contracts	121,987
Receivable from affiliate	10,903
Due from broker-variation margin swaps	3,293
Prepaid expenses and other assets	46,329

Total Assets	1,991,011,759

LIABILITIES
Payable to broker for collateral for securities on loan	128,460,234
Payable for investments purchased	43,196,123
Due to broker-variation margin futures	4,308,584
Forward commitment contracts, at value (proceeds receivable $1,934,337)	1,926,858
Accrued expenses and other liabilities	649,976
Management fee payable	605,302
Payable to affiliate	442,327
Unrealized depreciation on OTC forward foreign currency exchange contracts	286,143
Distribution fee payable	49,927
Foreign capital gains tax liability accrued	29,127
Affiliated transfer agent fee payable	512
Trustees’ fees payable	79

Total Liabilities	179,955,192

NET ASSETS	$1,811,056,567

Net assets were comprised of:
Partners’ Equity	$1,811,056,567

Net asset value and redemption price per share, $1,811,056,567 / 117,573,350 outstanding shares of beneficial interest	$15.40

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $653,109 foreign withholding tax, of which $57,156 is reimbursable by an affiliate)	$8,870,499
Interest income	7,647,039
Affiliated dividend income	1,049,421
Income from securities lending, net (including affiliated income of $41,134)	55,964

Total income	17,622,923

EXPENSES
Management fee	8,055,355
Distribution fee	2,650,662
Custodian and accounting fees	394,404
Audit fee	39,672
Trustees’ fees	19,899
Legal fees and expenses	15,983
Shareholders’ reports	7,298
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,717
Miscellaneous	55,279

Total expenses	11,242,269
Less: Fee waiver and/or expense reimbursement	(264,006)

Net expenses	10,978,263

NET INVESTMENT INCOME (LOSS)	6,644,660

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(7,836)) (net of foreign capital gains taxes $(90,400))	(28,695,036)
Futures transactions	(75,118,379)
Forward currency contract transactions	1,311,811
Swap agreements transactions	(119,411)
Foreign currency transactions	(3,704,469)

(106,325,484)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(11,265)) (net of change in foreign capital gains taxes $377,359)	(241,747,288)
Futures	(27,691,508)
Forward currency contracts	(542,774)
Swap agreements	399,283
Foreign currencies	(536,009)

(270,118,296)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(376,443,780)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(369,799,120)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$6,644,660	$7,538,892
Net realized gain (loss) on investment and foreign currency transactions	(106,325,484)	295,571,261
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(270,118,296)	(35,895,685)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(369,799,120)	267,214,468

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,497,559 and 1,835,075 shares, respectively]	40,145,821	31,512,607
Portfolio shares purchased [17,364,727 and 14,743,687 shares, respectively]	(279,242,672)	(256,587,024)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(239,096,851)	(225,074,417)

TOTAL INCREASE (DECREASE)	(608,895,971)	42,140,051
NET ASSETS:
Beginning of period	2,419,952,538	2,377,812,487

End of period	$1,811,056,567	$2,419,952,538

SEE NOTES TO FINANCIAL STATEMENTS.
A198

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended		Year Ended December 31,
	June 30, 2022		2021	2020	2019		2018		2017
Per Share Operating Performance(a) :
Net Asset Value, beginning of period	$18.27		$16.36	$15.62	$13.28		$14.03		$12.45

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.05	0.15	0.30		0.27		0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.92)		1.86	0.59	2.04		(1.02)		1.38

Total from investment operations	(2.87)		1.91	0.74	2.34		(0.75)		1.58

Capital Contributions	—		—	—	—	(b)(c)(d)	—	(c)(d)	—

Net Asset Value, end of period	$15.40		$18.27	$16.36	$15.62		$13.28		$14.03

Total Return(e)	(15.71)%		11.67%	4.74%	17.62	%(f)	(5.35	)%(f)	12.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,811		$2,420	$2,378	$2,471		$2,138		$2,502
Average net assets (in millions)	$2,138		$2,420	$2,157	$2,409		$2,447		$2,397
Ratios to average net assets(g) :
Expenses after waivers and/or expense reimbursement	1.04	%(h)	1.03%	1.07%	1.11%		1.10%		1.11%
Expenses before waivers and/or expense reimbursement	1.06	%(h)	1.06%	1.13%	1.13%		1.12%		1.12%
Net investment income (loss)	0.63	%(h)	0.31%	1.00%	2.07%		1.96%		1.50%
Portfolio turnover rate(i)	93%		280%	325%	198%		213%		250%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A199

AST MODERATE MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 77.4%

AFFILIATED MUTUAL FUNDS — 14.6%
AST ClearBridge Dividend Growth Portfolio*	7,376,519	$190,314,178
AST T. Rowe Price Natural Resources Portfolio*	951,639	24,323,893
AST Large-Cap Growth Portfolio*	2,174,460	112,223,899
AST Small-Cap Value Portfolio*	43,668	1,396,927
AST Small-Cap Growth Portfolio*	11,980	686,227
AST Large-Cap Value Portfolio*	2,984,831	121,213,987
AST International Value Portfolio*	1,428,036	28,060,910
AST International Growth Portfolio*	1,320,901	27,606,836
AST High Yield Portfolio*	452,191	4,861,054
AST Small-Cap Growth Opportunities Portfolio*	31,647	686,730
AST Western Asset Emerging Markets Debt Portfolio*	282,095	2,908,403

TOTAL AFFILIATED MUTUAL FUNDS (cost $515,573,701)(wd)		514,283,044

COMMON STOCKS — 27.3%
Australia — 0.5%
Aristocrat Leisure Ltd.	9,057	214,249
ASX Ltd.	2,946	165,923
BHP Group Ltd.	76,423	2,168,979
BlueScope Steel Ltd.	133,079	1,451,307
Coles Group Ltd.	20,430	250,880
Commonwealth Bank of Australia	26,071	1,625,646
Computershare Ltd.	88,961	1,510,438
CSL Ltd.	616	114,142
Dexus, REIT	16,879	103,078
Endeavour Group Ltd.	20,213	105,411
Fortescue Metals Group Ltd.	135,591	1,634,564
Glencore PLC*	158,509	857,763
Goodman Group, REIT	126,659	1,554,888
Medibank Private Ltd.	41,953	94,072
Mineral Resources Ltd.	2,615	86,856
National Australia Bank Ltd.	43,296	818,136
QBE Insurance Group Ltd.	22,799	190,830
Rio Tinto Ltd.	5,677	402,848
Rio Tinto PLC	17,702	1,059,996
Sonic Healthcare Ltd.	62,345	1,421,836
South32 Ltd.	73,237	198,830
Stockland, REIT	553,165	1,377,740
Suncorp Group Ltd.	81,343	615,987
WiseTech Global Ltd.	3,195	82,698
Woolworths Group Ltd.	18,384	451,328

		18,558,425

Belgium — 0.0%
Solvay SA	15,241	1,233,837

Brazil — 0.0%
Yara International ASA	27,998	1,170,826

China — 0.1%
Chow Tai Fook Jewellery Group Ltd.	44,200	82,832
ESR Group Ltd., 144A*	30,000	80,928
NXP Semiconductors NV	13,500	1,998,405
SITC International Holdings Co. Ltd.	408,000	1,155,915

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Wilmar International Ltd.	29,400	$85,622

		3,403,702

Denmark — 0.2%
AP Moller - Maersk A/S (Class A Stock)	49	113,433
AP Moller - Maersk A/S (Class B Stock)	646	1,511,989
DSV A/S	2,881	405,057
Novo Nordisk A/S (Class B Stock)	40,501	4,505,774

		6,536,253

Finland — 0.2%
Fortum OYJ	6,971	104,486
Kesko OYJ (Class B Stock)	60,177	1,419,130
Nokia OYJ	362,390	1,679,985
Sampo OYJ (Class A Stock)	37,794	1,645,582
Stora Enso OYJ (Class R Stock)	8,416	131,676

		4,980,859

France — 0.7%
Arkema SA	954	85,175
AXA SA	30,350	693,206
BNP Paribas SA	17,681	847,414
Bureau Veritas SA	4,479	115,014
Capgemini SE	9,402	1,608,462
Carrefour SA	9,536	168,836
Cie de Saint-Gobain	16,854	725,372
Dassault Aviation SA	1,207	188,207
Dassault Systemes SE	45,115	1,660,445
Edenred	3,772	177,703
Eiffage SA	1,282	115,557
Electricite de France SA	156,089	1,275,048
Engie SA	145,029	1,670,542
Eurazeo SE	1,176	73,029
Hermes International	653	733,563
Ipsen SA	14,689	1,383,079
Klepierre SA, REIT*	3,721	71,492
La Francaise des Jeux SAEM, 144A	38,946	1,350,223
Legrand SA	4,122	304,775
L’Oreal SA	3,729	1,288,800
LVMH Moet Hennessy Louis Vuitton SE	4,303	2,623,766
Publicis Groupe SA	30,097	1,473,365
Sanofi	30,348	3,050,293
Societe Generale SA	12,805	281,415
TotalEnergies SE	38,296	2,016,172
Vinci SA	8,303	740,400

		24,721,353

Germany — 0.3%
Aroundtown SA	21,204	67,538
Bayer AG	24,203	1,439,113
Bayerische Motoren Werke AG	16,507	1,270,416
Brenntag SE	20,669	1,348,180
Commerzbank AG*	17,043	119,568
Daimler Truck Holding AG*	7,064	184,554
Deutsche Bank AG	94,624	826,425
Deutsche Telekom AG	73,064	1,451,159

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Germany (cont’d.)
E.ON SE	34,111	$286,753
Evonik Industries AG	3,343	71,434
Fresenius SE & Co. KGaA	18,157	551,039
GEA Group AG	2,421	83,667
Henkel AG & Co. KGaA	1,610	98,585
Mercedes-Benz Group AG	12,506	723,527
Merck KGaA	2,004	338,748
Nemetschek SE	1,311	79,098
Rheinmetall AG	674	155,752
SAP SE	2,313	210,072
Telefonica Deutschland Holding AG	472,649	1,355,836
Volkswagen AG	459	83,932

		10,745,396

Hong Kong — 0.1%
AIA Group Ltd.	69,800	757,923
CK Asset Holdings Ltd.	30,000	212,282
CK Infrastructure Holdings Ltd.	13,500	82,794
Jardine Matheson Holdings Ltd.	29,300	1,538,726
New World Development Co. Ltd.	23,000	82,565
Sino Land Co. Ltd.	62,000	91,749
WH Group Ltd., 144A	1,970,000	1,542,815

		4,308,854

Israel — 0.2%
Bank Leumi Le-Israel BM	157,521	1,400,257
ICL Group Ltd.	154,659	1,407,107
Israel Discount Bank Ltd. (Class A Stock)	127,198	661,308
Mizrahi Tefahot Bank Ltd.	2,443	80,782
ZIM Integrated Shipping Services Ltd.	30,100	1,421,623

		4,971,077

Italy — 0.2%
Enel SpA	356,753	1,954,975
Eni SpA	153,186	1,822,485
Ferrari NV	1,936	355,476
Poste Italiane SpA, 144A	142,522	1,333,870
Snam SpA	31,058	162,669
Terna - Rete Elettrica Nazionale	21,697	170,263

		5,799,738

Japan — 1.2%
AGC, Inc.	41,600	1,442,919
Aisin Corp.	2,700	83,273
Bandai Namco Holdings, Inc.	3,000	211,575
Bridgestone Corp.	8,600	313,582
Capcom Co. Ltd.	3,400	82,733
Chugai Pharmaceutical Co. Ltd.	33,300	851,021
Dai Nippon Printing Co. Ltd.	33,700	725,973
Dai-ichi Life Holdings, Inc.	89,700	1,639,716
Daikin Industries Ltd.	4,700	751,819
Daiwa Securities Group, Inc.	20,400	90,932
Dentsu Group, Inc.	3,200	95,909
Eisai Co. Ltd.	3,700	155,927
Fast Retailing Co. Ltd.	900	470,916
Fujitsu Ltd.	3,000	373,974
Hamamatsu Photonics KK	31,300	1,213,452

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Hirose Electric Co. Ltd.	10,400	$1,377,183
Hoya Corp.	1,800	154,860
Inpex Corp.	58,300	629,085
Itochu Techno-Solutions Corp.	3,600	88,061
Japan Post Holdings Co. Ltd.	116,100	827,181
Japan Tobacco, Inc.	50,300	869,158
Koito Manufacturing Co. Ltd.	2,400	75,660
Konami Group Corp.	1,400	77,373
Marubeni Corp.	174,300	1,569,279
Mazda Motor Corp.	10,000	81,096
Mitsubishi Chemical Group Corp.	19,200	104,942
Mitsubishi Electric Corp.	148,800	1,611,885
Mitsui & Co. Ltd.	72,300	1,594,112
Mitsui Chemicals, Inc.	3,700	78,802
MS&AD Insurance Group Holdings, Inc.	49,600	1,515,544
Murata Manufacturing Co. Ltd.	29,800	1,630,826
NEC Corp.	3,700	143,405
NGK Insulators Ltd.	6,000	80,723
Nidec Corp.	6,700	412,742
Nintendo Co. Ltd.	1,700	737,442
Nitto Denko Corp.	2,100	135,741
Nomura Real Estate Master Fund, Inc., REIT	69	86,046
NTT Data Corp.	9,600	132,829
Olympus Corp.	18,500	370,909
Ono Pharmaceutical Co. Ltd.	58,700	1,502,876
Open House Group Co. Ltd.	33,900	1,346,730
ORIX Corp.	18,300	306,012
Osaka Gas Co. Ltd.	5,600	107,214
Otsuka Holdings Co. Ltd.	5,600	198,647
Recruit Holdings Co. Ltd.	21,200	621,973
Renesas Electronics Corp.*	58,500	529,454
Rohm Co. Ltd.	1,300	90,355
SBI Holdings, Inc.	22,400	438,675
Shimadzu Corp.	3,600	114,113
Shimizu Corp.	15,300	84,449
Shin-Etsu Chemical Co. Ltd.	5,700	641,522
Shionogi & Co. Ltd.	4,000	204,823
SoftBank Corp.	43,000	477,370
SoftBank Group Corp.	46,200	1,785,252
Sompo Holdings, Inc.	34,300	1,503,875
Sony Group Corp.	13,400	1,090,071
Subaru Corp.	9,200	162,509
Sumitomo Corp.	17,100	234,291
Taisei Corp.	2,900	90,190
Takeda Pharmaceutical Co. Ltd.	22,600	635,753
TDK Corp.	5,900	181,100
Tokio Marine Holdings, Inc.	9,400	552,163
Tokyo Electron Ltd.	2,300	756,493
Tokyo Gas Co. Ltd.	5,800	120,028
TOPPAN, Inc.	4,800	80,090
Toshiba Corp.	39,900	1,620,963
Tosoh Corp.	102,400	1,269,646
Toyota Motor Corp.	88,400	1,358,845
USS Co. Ltd.	76,200	1,317,893
Yamaha Motor Co. Ltd.	4,400	80,585

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
ZOZO, Inc.	4,700	$84,449

		42,477,014

Luxembourg — 0.1%
ArcelorMittal SA	55,746	1,256,109
Eurofins Scientific SE	2,058	162,160

		1,418,269

Netherlands — 0.3%
ASML Holding NV	3,953	1,881,413
EXOR NV	1,719	107,286
Heineken Holding NV	1,530	111,614
Heineken NV	3,925	358,725
IMCD NV	881	121,055
Koninklijke Ahold Delhaize NV	69,521	1,813,024
Koninklijke KPN NV	49,991	178,060
Koninklijke Philips NV	13,892	299,170
NN Group NV	4,389	199,413
OCI NV	2,623	86,743
Randstad NV	26,648	1,293,335
Shell PLC	164,174	4,238,388
Wolters Kluwer NV	10,558	1,024,470

		11,712,696

New Zealand — 0.0%
Spark New Zealand Ltd.	463,626	1,389,555

Norway — 0.1%
DNB Bank ASA	14,387	257,537
Equinor ASA	51,340	1,791,586
Mowi ASA	6,331	144,043
Norsk Hydro ASA	213,840	1,201,786
Telenor ASA	10,806	143,453

		3,538,405

Puerto Rico — 0.0%
Popular, Inc.	15,400	1,184,722

Singapore — 0.1%
Capitaland Investment Ltd.	39,200	107,896
City Developments Ltd.	14,800	86,964
DBS Group Holdings Ltd.	88,000	1,883,075
Singapore Exchange Ltd.	201,800	1,374,721
Singapore Technologies Engineering Ltd.	29,800	87,611
STMicroelectronics NV	12,681	399,068
United Overseas Bank Ltd.	17,900	338,508
UOL Group Ltd.	16,600	88,008

		4,365,851

South Africa — 0.0%
Anglo American PLC	12,852	459,675

Spain — 0.1%
Banco Santander SA	745,453	2,103,648
Endesa SA	5,007	94,538
Iberdrola SA	101,012	1,047,354
Industria de Diseno Textil SA	40,765	923,543
Repsol SA	22,252	326,838

	Shares	Value

COMMON STOCKS (continued)
Spain (cont’d.)
Telefonica SA	82,486	$420,053

		4,915,974

Sweden — 0.1%
Assa Abloy AB (Class B Stock)	15,490	329,995
Atlas Copco AB (Class A Stock)	42,046	393,256
Atlas Copco AB (Class B Stock)	24,363	204,099
Boliden AB	4,332	137,620
Epiroc AB (Class A Stock)	10,296	159,296
Essity AB (Class B Stock)	9,087	237,092
Evolution AB, 144A	17,093	1,551,211
Investor AB (Class A Stock)	7,721	138,817
Investor AB (Class B Stock)	19,306	317,873
Lifco AB (Class B Stock)	4,889	78,682
Nibe Industrier AB (Class B Stock)	24,470	183,934
Sagax AB (Class B Stock)	3,828	70,728
Securitas AB (Class B Stock)	9,433	81,472
SKF AB (Class B Stock)	5,957	87,813
Swedish Match AB	23,885	243,247
Telia Co. AB	40,708	155,795
Volvo AB (Class B Stock)	23,432	363,999

		4,734,929

Switzerland — 0.3%
ABB Ltd.	25,465	676,280
Cie Financiere Richemont SA (Class A Stock)	8,165	871,132
Julius Baer Group Ltd.	30,438	1,403,082
Kuehne + Nagel International AG	3,977	939,423
Novartis AG	33,572	2,837,276
UBS Group AG	133,238	2,151,582
Zurich Insurance Group AG	4,045	1,757,386

		10,636,161

United Kingdom — 0.9%
3i Group PLC	14,989	202,043
AstraZeneca PLC	14,881	1,957,623
BAE Systems PLC	109,711	1,107,636
Barclays PLC	933,144	1,748,800
Berkeley Group Holdings PLC*	1,767	79,923
BP PLC	264,017	1,244,522
British American Tobacco PLC	66,461	2,844,354
Bunzl PLC	5,168	170,812
Burberry Group PLC	14,975	299,368
CK Hutchison Holdings Ltd.	40,000	273,313
Compass Group PLC	45,614	932,585
Diageo PLC	5,587	240,586
HSBC Holdings PLC	124,596	814,604
Imperial Brands PLC	73,379	1,641,135
InterContinental Hotels Group PLC	2,941	156,125
JD Sports Fashion PLC	956,131	1,346,469
Kingfisher PLC	31,376	93,154
Land Securities Group PLC, REIT	10,822	87,671
Linde PLC	15,200	4,370,456
Lloyds Banking Group PLC	3,551,196	1,828,803
NatWest Group PLC	570,225	1,522,718
Reckitt Benckiser Group PLC	10,910	818,876
Smiths Group PLC	85,346	1,453,045

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (cont’d.)
Spirax-Sarco Engineering PLC	1,160	$139,754
SSE PLC	16,290	320,649
Taylor Wimpey PLC	56,748	80,727
Unilever PLC	72,065	3,278,105
Whitbread PLC	3,149	95,026
WPP PLC	144,548	1,457,071

		30,605,953

United States — 21.6%
Abbott Laboratories	68,100	7,399,065
AbbVie, Inc.	30,900	4,732,644
Accenture PLC (Class A Stock)	25,100	6,969,015
Adobe, Inc.*	8,000	2,928,480
AGCO Corp.	5,100	503,370
Albertson’s Cos., Inc. (Class A Stock)	70,700	1,889,104
Alphabet, Inc. (Class A Stock)*	7,000	15,254,820
Alphabet, Inc. (Class C Stock)*	6,300	13,780,935
Altria Group, Inc.	74,000	3,090,980
Amazon.com, Inc.*	171,600	18,225,636
American Financial Group, Inc.	9,400	1,304,814
American International Group, Inc.	58,400	2,985,992
American Water Works Co., Inc.	7,300	1,086,021
Ameriprise Financial, Inc.	2,300	546,664
AMETEK, Inc.	15,200	1,670,328
Analog Devices, Inc.	6,500	949,585
Apple, Inc.	340,400	46,539,489
Applied Materials, Inc.	29,500	2,683,910
Archer-Daniels-Midland Co.	18,400	1,427,840
Arthur J. Gallagher & Co.	5,200	847,808
Ashland Global Holdings, Inc.	2,200	226,710
AT&T, Inc.	95,000	1,991,200
Automatic Data Processing, Inc.	21,800	4,578,872
AutoNation, Inc.*	2,000	223,520
AutoZone, Inc.*	900	1,934,208
Bank of America Corp.	180,900	5,631,417
Bank of New York Mellon Corp. (The)	87,400	3,645,454
Bath & Body Works, Inc.	91,600	2,465,872
Berkshire Hathaway, Inc. (Class B Stock)*	37,300	10,183,646
Bio-Techne Corp.	1,500	519,960
Booking Holdings, Inc.*	700	1,224,293
Boston Properties, Inc., REIT	2,500	222,450
Bristol-Myers Squibb Co.	65,400	5,035,800
Broadcom, Inc.	15,000	7,287,150
Brown-Forman Corp. (Class B Stock)	7,300	512,168
Cadence Design Systems, Inc.*	14,900	2,235,447
Capital One Financial Corp.	14,700	1,531,593
Carlisle Cos., Inc.	1,700	405,637
Carrier Global Corp.	6,400	228,224
Caterpillar, Inc.	23,200	4,147,232
CDW Corp.	11,300	1,780,428
Celanese Corp.	8,400	987,924
CF Industries Holdings, Inc.	21,700	1,860,341
Charles River Laboratories International, Inc.*	5,300	1,134,041
Charles Schwab Corp. (The)	19,600	1,238,328
Cheniere Energy, Inc.	8,700	1,157,361
Chevron Corp.	69,700	10,091,166

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Chipotle Mexican Grill, Inc.*	2,900	$3,791,054
Chubb Ltd.	15,200	2,988,016
Churchill Downs, Inc.	1,600	306,448
Cigna Corp.	20,200	5,323,104
Cintas Corp.	4,400	1,643,532
Cisco Systems, Inc.	150,600	6,421,584
Citigroup, Inc.	68,600	3,154,914
Citizens Financial Group, Inc.	95,900	3,422,671
CME Group, Inc.	21,600	4,421,520
Coca-Cola Co. (The)	105,700	6,649,587
Cognizant Technology Solutions Corp. (Class A Stock)	3,800	256,462
Comcast Corp. (Class A Stock)	120,700	4,736,268
ConocoPhillips	55,200	4,957,512
Constellation Brands, Inc. (Class A Stock)	3,500	815,710
Corning, Inc.	73,000	2,300,230
CoStar Group, Inc.*	11,900	718,879
Costco Wholesale Corp.	15,200	7,285,056
Crown Castle International Corp., REIT	4,600	774,548
CVS Health Corp.	21,600	2,001,456
Danaher Corp.	18,200	4,614,064
Darling Ingredients, Inc.*	3,700	221,260
DENTSPLY SIRONA, Inc.	24,800	886,104
Devon Energy Corp.	13,800	760,518
Diamondback Energy, Inc.	12,800	1,550,720
DISH Network Corp. (Class A Stock)*	14,400	258,192
Dollar General Corp.	19,000	4,663,360
Dollar Tree, Inc.*	1,800	280,530
Dow, Inc.	56,900	2,936,609
DTE Energy Co.	7,800	988,650
DuPont de Nemours, Inc.	4,600	255,668
Eagle Materials, Inc.	11,400	1,253,316
Eastman Chemical Co.	19,800	1,777,446
eBay, Inc.	71,200	2,966,904
Edison International	62,700	3,965,148
Edwards Lifesciences Corp.*	44,600	4,241,014
Electronic Arts, Inc.	9,900	1,204,335
Elevance Health, Inc.	8,000	3,860,640
Eli Lilly & Co.	21,900	7,100,637
Emerson Electric Co.	21,800	1,733,972
Enphase Energy, Inc.*	8,000	1,561,920
EPR Properties, REIT	20,100	943,293
Equinix, Inc., REIT	5,800	3,810,716
Equity Residential, REIT	3,200	231,104
Essential Utilities, Inc.	18,400	843,640
Essex Property Trust, Inc., REIT	4,100	1,072,191
Everest Re Group Ltd.	4,000	1,121,120
Evergy, Inc.	14,500	946,125
Exelixis, Inc.*	37,400	778,668
Exelon Corp.	98,200	4,450,424
Expeditors International of Washington, Inc.	2,800	272,888
Exxon Mobil Corp.	72,400	6,200,336
FactSet Research Systems, Inc.	5,600	2,153,592
FedEx Corp.	7,100	1,609,641
FirstEnergy Corp.	69,600	2,671,944
Ford Motor Co.	20,400	227,052

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Fortinet, Inc.*	26,000	$1,471,080
Fortune Brands Home & Security, Inc.	12,200	730,536
Fox Corp. (Class A Stock)	14,900	479,184
Freeport-McMoRan, Inc.	80,100	2,343,726
Gates Industrial Corp. PLC*	104,800	1,132,888
General Motors Co.*	11,200	355,712
Gilead Sciences, Inc.	67,400	4,165,994
Goldman Sachs Group, Inc. (The)	18,800	5,583,976
GSK PLC	146,926	3,164,813
Hartford Financial Services Group, Inc. (The)	3,400	222,462
Highwoods Properties, Inc., REIT	7,400	253,006
Hilton Worldwide Holdings, Inc.	2,000	222,880
Home Depot, Inc. (The)	28,800	7,898,976
Honeywell International, Inc.	29,900	5,196,919
Host Hotels & Resorts, Inc., REIT	38,700	606,816
Howmet Aerospace, Inc.	96,900	3,047,505
Humana, Inc.	1,200	561,684
Intel Corp.	186,900	6,991,929
International Business Machines Corp.	7,200	1,016,568
International Paper Co.	28,000	1,171,240
Invesco Ltd.	38,600	622,618
IQVIA Holdings, Inc.*	4,500	976,455
Jabil, Inc.	7,400	378,954
Johnson & Johnson	40,900	7,260,159
Jones Lang LaSalle, Inc.*	5,100	891,786
JPMorgan Chase & Co.	39,400	4,436,834
Keurig Dr. Pepper, Inc.	15,200	537,928
KeyCorp.	15,400	265,342
Keysight Technologies, Inc.*	8,200	1,130,370
Kimberly-Clark Corp.	33,600	4,541,040
Kraft Heinz Co. (The)	5,800	221,212
Lamb Weston Holdings, Inc.	7,700	550,242
Leidos Holdings, Inc.	14,200	1,430,082
Lennar Corp. (Class A Stock)	33,100	2,335,867
Lincoln National Corp.	35,300	1,650,981
LKQ Corp.	10,100	495,809
Lockheed Martin Corp.	13,200	5,675,472
M&T Bank Corp.	4,600	733,194
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	58,400	1,659,144
MarketAxess Holdings, Inc.	1,000	256,010
Marriott International, Inc. (Class A Stock)	30,300	4,121,103
Marsh & McLennan Cos., Inc.	16,100	2,499,525
Mastercard, Inc. (Class A Stock)	31,100	9,811,428
McDonald’s Corp.	12,500	3,086,000
McKesson Corp.	5,500	1,794,155
Medtronic PLC	53,900	4,837,525
Merck & Co., Inc.	83,600	7,621,812
Meta Platforms, Inc. (Class A Stock)*	75,000	12,093,750
MetLife, Inc.	4,000	251,160
Microchip Technology, Inc.	21,500	1,248,720
Micron Technology, Inc.	74,000	4,090,720
Microsoft Corp.	171,900	44,149,077
Moderna, Inc.*	27,200	3,885,520
Morgan Stanley	29,900	2,274,194
Morningstar, Inc.	1,200	290,196

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
Nasdaq, Inc.	1,500	$228,810
Nestle SA	42,590	4,970,065
Netflix, Inc.*	14,200	2,483,154
NIKE, Inc. (Class B Stock)	28,700	2,933,140
Northrop Grumman Corp.	1,500	717,855
NRG Energy, Inc.	23,300	889,361
Nucor Corp.	4,200	438,522
NVIDIA Corp.	34,300	5,199,537
Oracle Corp.	85,800	5,994,846
Owens Corning	3,100	230,361
PACCAR, Inc.	15,400	1,268,036
Parker-Hannifin Corp.	12,300	3,026,415
Paycom Software, Inc.*	8,800	2,465,056
Penn National Gaming, Inc.*	17,400	529,308
Penske Automotive Group, Inc.	15,000	1,570,350
PepsiCo, Inc.	42,000	6,999,720
Pfizer, Inc.	197,800	10,370,654
Philip Morris International, Inc.	8,200	809,668
Phillips 66	12,200	1,000,278
Pilgrim’s Pride Corp.*	71,100	2,220,453
Pioneer Natural Resources Co.	11,800	2,632,344
Post Holdings, Inc.*	19,500	1,605,825
PPL Corp.	21,000	569,730
Procter & Gamble Co. (The)	49,500	7,117,605
Prologis, Inc., REIT	31,000	3,647,150
Public Service Enterprise Group, Inc.	4,200	265,776
Pure Storage, Inc. (Class A Stock)*	66,200	1,702,002
PVH Corp.	38,400	2,184,960
QUALCOMM, Inc.	52,900	6,757,446
Raytheon Technologies Corp.	12,300	1,182,153
Regeneron Pharmaceuticals, Inc.*	1,300	768,469
Reinsurance Group of America, Inc.	4,400	516,076
Roche Holding AG	10,725	3,579,136
Roper Technologies, Inc.	5,800	2,288,970
Salesforce, Inc.*	20,700	3,416,328
SBA Communications Corp., REIT	4,700	1,504,235
Schlumberger NV	52,800	1,888,128
Sempra Energy	30,000	4,508,100
Sensata Technologies Holding PLC	5,600	231,336
Sherwin-Williams Co. (The)	2,600	582,166
Simon Property Group, Inc., REIT	13,400	1,271,928
Sotera Health Co.*	11,200	219,408
Southwest Airlines Co.*	85,000	3,070,200
Starbucks Corp.	3,800	290,282
State Street Corp.	3,700	228,105
Steel Dynamics, Inc.	10,800	714,420
Stellantis NV	142,546	1,763,759
Stryker Corp.	10,300	2,048,979
Synchrony Financial	95,300	2,632,186
Synopsys, Inc.*	14,300	4,342,910
Synovus Financial Corp.	6,500	234,325
Sysco Corp.	2,700	228,717
Tesla, Inc.*	24,500	16,498,790
Texas Instruments, Inc.	2,100	322,665
Textron, Inc.	5,600	341,992
Thermo Fisher Scientific, Inc.	6,700	3,639,976
TJX Cos., Inc. (The)	11,600	647,860
T-Mobile US, Inc.*	13,900	1,870,106

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
TransDigm Group, Inc.*	6,600	$3,542,022
Truist Financial Corp.	40,300	1,911,429
Tyson Foods, Inc. (Class A Stock)	44,500	3,829,670
Ulta Beauty, Inc.*	600	231,288
Union Pacific Corp.	29,200	6,227,776
United Parcel Service, Inc. (Class B Stock)	14,000	2,555,560
UnitedHealth Group, Inc.	27,600	14,176,188
Univar Solutions, Inc.*	50,900	1,265,883
US Foods Holding Corp.*	58,700	1,800,916
Valero Energy Corp.	33,000	3,507,240
Verizon Communications, Inc.	105,300	5,343,975
Vertex Pharmaceuticals, Inc.*	14,100	3,973,239
Visa, Inc. (Class A Stock)	52,900	10,415,481
Vistra Corp.	62,400	1,425,840
W.R. Berkley Corp.	24,300	1,658,718
W.W. Grainger, Inc.	3,900	1,772,277
Walmart, Inc.	2,300	279,634
Walt Disney Co. (The)*	22,900	2,161,760
Warner Bros Discovery, Inc.*	283,000	3,797,860
Waste Management, Inc.	12,800	1,958,144
Wells Fargo & Co.	176,100	6,897,837
Welltower, Inc., REIT	20,700	1,704,645
Western Digital Corp.*	49,500	2,219,085
Westrock Co.	55,800	2,223,072
Weyerhaeuser Co., REIT	118,900	3,937,968
Zimmer Biomet Holdings, Inc.	2,100	220,626
Zions Bancorp NA	28,600	1,455,740

		760,555,517

TOTAL COMMON STOCKS (cost $994,321,941)		964,425,041

EXCHANGE-TRADED FUNDS — 5.2%
United States
iShares Core U.S. Aggregate Bond ETF	186,800	18,993,824
iShares iBoxx $ Investment Grade Corporate Bond ETF	89,200	9,814,676
iShares MSCI Canada ETF	1,393,800	46,943,184
iShares MSCI EAFE ETF	152,000	9,498,480
iShares Russell 1000 Growth ETF	71,400	15,615,180
iShares Russell 1000 Value ETF	118,000	17,106,460
SPDR S&P 500 ETF Trust	177,000	66,773,250

TOTAL EXCHANGE-TRADED FUNDS (cost $189,252,508)		184,745,054

PREFERRED STOCKS — 0.1%
Germany
Porsche Automobil Holding SE (PRFC)	2,386	157,415
Volkswagen AG (PRFC)	11,112	1,487,387

TOTAL PREFERRED STOCKS (cost $2,127,380)		1,644,802

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES — 0.6%
Cayman Islands — 0.4%
Bain Capital Credit CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
2.144%(c)	04/23/31	1,920	$1,878,082
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.258%(c)	10/21/34	1,250	1,209,394
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.275%(c)	07/27/31	6,695	6,529,894
CIFC Funding Ltd.,
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.246%(c)	01/22/31	1,500	1,473,034
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.103%(c)	04/20/31	575	562,480
HPS Loan Management Ltd.,
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.426%(c)	05/06/30	1,750	1,722,049
KKR CLO Ltd.,
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.984%(c)	07/18/30	900	883,377
Palmer Square Loan Funding Ltd.,
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.844%(c)	10/15/29	366	358,748
Voya CLO Ltd.,
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.124%(c)	10/17/32	450	437,184

			15,054,242

United States — 0.2%
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.054%(c)	04/15/31	270	264,067
OneMain Financial Issuance Trust,
Series 2021-01A, Class A1, 144A
1.550%	06/16/36	7,200	6,241,307

			6,505,374

TOTAL ASSET-BACKED SECURITIES (cost $22,612,068)			21,559,616

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.0%
United States
FHLMC Multifamily Structured Pass-Through Certificates,
Series K131, Class X1, IO
0.831%(cc)	07/25/31	7,280	385,717

(cost $383,906)

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS — 11.6%
Australia — 0.0%
Santos Finance Ltd.,
Gtd. Notes, 144A
3.649%	04/29/31		390	$330,603

Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36		170	163,186
4.900%	02/01/46		125	117,896
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.000%	01/17/43		3,500	2,895,751
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42		110	89,607
4.439%	10/06/48		170	149,522

				3,415,962

Brazil — 0.3%
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
4.500%	01/10/28		4,120	3,743,847
Petrobras Global Finance BV,
Gtd. Notes
6.625%	01/16/34	GBP	630	704,418
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	100	118,359
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31		3,530	2,851,190
Yara International ASA,
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		2,975	2,527,534

				9,945,348

Bulgaria — 0.0%
Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	565	481,590

Canada — 0.5%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		50	43,493
Barrick PD Australia Finance Pty Ltd.,
Gtd. Notes
5.950%	10/15/39		2,775	2,944,116
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26		10	8,158
7.500%	12/01/24		790	741,068
7.500%	03/15/25		634	573,097
7.875%	04/15/27		930	774,057
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A
4.875%	02/15/30		506	368,272
6.250%	09/15/27		521	436,079
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		35	26,680

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Canada (cont’d.)
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38		2,975	$3,150,398
Canadian Pacific Railway Co.,
Gtd. Notes
2.450%	12/02/31		100	85,793
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/37		475	462,828
6.750%	11/15/39		3,575	3,806,481
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes
3.375%	03/03/31		950	821,957
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	12/15/27		862	710,198
MEG Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		5	4,572
7.125%	02/01/27		348	351,070
Ontario Electricity Financial Corp.,
Local Gov’t. Gtd. Notes, Series 40
4.280%(s)	04/11/31	CAD	235	126,960
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	170,321
Ontario Teachers’ Finance Trust,
Gtd. Notes, 144A
1.250%	09/27/30		845	705,280

				16,310,878

Chile — 0.0%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.150%	01/14/30		200	174,957
Empresa Nacional de Telecomunicaciones SA,
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		200	160,711

				335,668

China — 0.3%
Agricultural Development Bank of China,
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	8,220	1,268,087
China Development Bank,
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25	CNH	1,000	150,038
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes
2.500%	05/11/31		10,795	8,876,928
Prosus NV,
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		200	174,176
State Grid Overseas Investment BVI Ltd.,
Gtd. Notes, EMTN
3.500%	05/04/27		200	198,214

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
China (cont’d.)
4.250%	05/02/28		200	$203,714

				10,871,157

Colombia — 0.0%
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	09/18/23		720	719,711

Denmark — 0.0%
Danske Bank A/S,
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	760	775,714

France — 0.5%
Altice France SA,
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		800	737,152
BNP Paribas SA,
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	100	107,788
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		225	188,465
2.591%(ff)	01/20/28		450	405,242
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31		5,500	4,761,240
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	171,215
2.125%(ff)	01/23/27	EUR	700	705,997
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		435	389,885
2.045%(ff)	10/19/27		370	326,463
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	400	352,136
Iliad Holding SASU,
Sr. Sec’d. Notes, 144A
6.500%	10/15/26		200	179,937
7.000%	10/15/28		200	174,814
La Poste SA,
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	200	173,526
Orange SA,
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	400	391,463
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32	EUR	300	279,022
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	575	591,384
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		200	159,813
3.337%(ff)	01/21/33		3,925	3,213,989
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	700	642,018
Terega SA,
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	400	315,858

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
France (cont’d.)
TotalEnergies SE,
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	435	$363,535
Verallia SA,
Gtd. Notes
1.625%	05/14/28	EUR	1,300	1,117,310

				15,748,252

Germany — 0.1%
Allianz SE,
Jr. Sub. Notes
3.375%(ff)	09/18/24(oo)	EUR	200	204,467
Aroundtown SA,
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	700	679,662
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		290	250,900
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	700	649,528
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	415	426,165
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	235	196,176
TK Elevator Midco GmbH,
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	425	384,948
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	400	410,755
Volkswagen International Finance NV,
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	600	524,313
Wintershall Dea Finance BV,
Gtd. Notes
1.823%	09/25/31	EUR	200	167,413

				3,894,327

Hungary — 0.0%
MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	280	277,555

India — 0.0%
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	190	166,635

Indonesia — 0.0%
Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		200	183,197
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	235	186,328

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Indonesia (cont’d.)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes
2.875%	10/25/25	EUR	100	$102,274

				471,799

Ireland — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
2.450%	10/29/26		150	130,583
CRH Funding BV,
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	545	570,272

				700,855

Israel — 0.0%
Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		45	42,767
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes
6.875%	06/21/23		240	245,789
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		330	368,045

				656,601

Italy — 0.0%
Assicurazioni Generali SpA,
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	650	657,954
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		780	699,795

				1,357,749

Japan — 0.1%
Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		435	384,815
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
2.999%	01/22/32		470	381,647
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
3.175%	07/09/50		2,355	1,752,605

				2,519,067

Luxembourg — 0.0%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	650	635,942
Logicor Financing Sarl,
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	650	589,726

				1,225,668

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Malaysia — 0.0%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	$188,550

Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
2.875%	05/07/30		200	178,975
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		790	727,722
5.500%	07/31/47		1,030	703,528
Petroleos Mexicanos,
Gtd. Notes
6.500%	03/13/27		1,660	1,441,010
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	1,505	1,251,291
Gtd. Notes, MTN
6.875%	08/04/26		1,590	1,431,592
Sigma Alimentos SA de CV,
Gtd. Notes
4.125%	05/02/26		200	188,445

				5,922,563

Netherlands — 0.2%
ING Groep NV,
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	400	348,334
4.017%(ff)	03/28/28		275	262,432
Lundin Energy Finance BV,
Gtd. Notes, 144A
3.100%	07/15/31		4,485	3,727,416
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	700	685,984
Shell International Finance BV,
Gtd. Notes
2.875%	11/26/41		30	23,215

				5,047,381

Norway — 0.0%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		280	264,939

Portugal — 0.0%
CP - Comboios de Portugal EPE,
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	450	564,217

Qatar — 0.0%
Ooredoo International Finance Ltd.,
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	174,018

Saudi Arabia — 0.0%
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes
2.250%	11/24/30		200	170,146

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Singapore — 0.0%
BOC Aviation USA Corp.,
Gtd. Notes, 144A, MTN
1.625%	04/29/24		400	$383,407

South Africa — 0.1%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.875%	03/17/31		215	178,908
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		470	424,032
Sasol Financing USA LLC,
Gtd. Notes
4.375%	09/18/26		600	526,473
5.875%	03/27/24		600	588,528

				1,717,941

South Korea — 0.0%
Hyundai Capital Services, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	04/24/25		200	188,843

Spain — 0.1%
Banco Santander SA,
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		200	191,132
Cellnex Finance Co. SA,
Gtd. Notes, EMTN
2.000%	02/15/33	EUR	1,300	904,438
Iberdrola International BV,
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	400	366,604

				1,462,174

Supranational Bank — 0.0%
European Investment Bank,
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	265	255,566

Sweden — 0.0%
Volvo Car AB,
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	1,165	1,059,276

Switzerland — 0.1%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	210	142,506
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28		555	492,010
UBS Group AG,
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		230	187,194
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28	EUR	740	655,233

				1,476,943

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Arab Emirates — 0.0%
DP World PLC,
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	190	$193,838
4.250%	09/25/30	GBP	235	282,538
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		202	171,506

				647,882

United Kingdom — 0.3%
BAE Systems PLC,
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31		3,180	2,548,304
Barclays PLC,
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	130	105,103
2.667%(ff)	03/10/32		250	201,616
BAT International Finance PLC,
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	650	605,874
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	975	923,753
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	100	84,076
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	130	100,810
3.625%(ff)	03/22/29(oo)	EUR	435	382,119
Cadent Finance PLC,
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	545	452,432
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,225	1,150,724
Heathrow Funding Ltd.,
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	650	651,608
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	265	240,741
HSBC Holdings PLC,
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26		325	298,136
Market Bidco Finco PLC,
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	375	346,930
National Grid Gas PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	88,500
National Grid PLC,
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	315	272,544
NatWest Group PLC,
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27		295	259,074

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Kingdom (cont’d.)
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	03/02/26	EUR	310	$312,162
Sub. Notes
3.622%(ff)	08/14/30	GBP	335	382,954
New England Power Co.,
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		90	59,987
Pension Insurance Corp. PLC,
Sub. Notes
5.625%	09/20/30	GBP	435	508,504
Vmed O2 UK Financing I PLC,
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	1,270	1,024,790

				11,000,741

United States — 8.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		2,905	2,589,007
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		400	351,204
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51		1,382	987,601
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26		510	496,055
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		25	21,853
3.500%	02/15/23		25	24,736
3.500%	03/15/29		15	12,133
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		1,308	1,199,509
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52		135	124,336
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		10	9,213
5.750%	04/20/29		10	8,538
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27		1,061	939,404
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26		310	303,425
4.750%	04/01/48		35	32,760
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	125	114,312
3.000%	06/15/23		350	346,341
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32		1,796	1,519,884

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		280	$251,177
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		465	428,104
5.875%	08/20/26		1,026	960,941
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	03/01/27		426	396,388
7.875%	05/15/26		463	462,558
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26		189	199,786
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		640	516,874
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		80	57,264
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	100	82,864
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		352	328,253
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28		648	623,947
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29		134	102,841
6.625%	01/15/28		5	4,280
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		188	137,496
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	275	270,507
2.250%	02/01/32		6,475	5,285,723
2.550%	12/01/33		200	162,204
3.500%	09/15/53		130	98,588
3.550%	09/15/55		375	281,030
5.200%	11/18/33	GBP	100	129,212
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	1,245	1,213,583
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		610	517,064
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)		445	369,011
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		380	313,553
2.972%(ff)	02/04/33		6,735	5,740,695
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		9,175	7,340,808

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
3.970%(ff)	03/05/29		940	$896,917
4.271%(ff)	07/23/29		300	288,505
Sub. Notes, MTN
4.000%	01/22/25		565	562,635
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		368	258,110
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		473	252,026
5.000%	02/15/29		323	167,794
5.250%	01/30/30		614	319,674
5.250%	02/15/31		251	128,886
6.250%	02/15/29		1,337	713,727
7.000%	01/15/28		82	46,945
7.250%	05/30/29		15	8,140
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		150	143,963
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		1,111	994,455
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		5	3,993
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
1.213%	02/12/36	EUR	230	171,762
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		170	153,421
3.625%	02/01/31		695	601,511
5.705%	05/01/40		3,700	3,456,687
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		30	26,197
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26		484	451,588
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		160	114,334
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42		115	100,880
3.700%	03/15/52		80	69,100
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		5,150	4,049,700
4.125%	05/15/29		565	525,766
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		155	132,031
2.600%	02/15/33		650	501,252
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		3,075	2,348,840

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	872	$840,434
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	25	20,357
4.500%	02/15/28	20	18,204
5.250%	06/01/26	25	23,906
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	800	664,527
5.000%	02/01/31	599	493,910
5.125%	03/15/28	1,723	1,527,998
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	260	210,498
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	70	57,483
4.500%	08/15/30	15	12,536
4.500%	06/01/33	40	31,814
4.750%	03/01/30	1,097	938,281
5.000%	02/01/28	10	9,195
5.125%	05/01/27	45	42,462
5.375%	06/01/29	20	18,222
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	275	245,205
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	115	103,213
5.150%	03/15/34	3,625	3,543,166
5.375%	03/15/44	125	116,575
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes, SOFR Index + 1.050%
2.433%(c)	03/03/27	8,510	8,371,400
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41	75	52,790
3.900%	06/01/52	595	415,349
5.375%	04/01/38	2,955	2,632,420
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	720	686,850
5.875%	02/01/29	1,226	1,155,935
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	245	203,389
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	10	8,260
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	65	56,225
Sr. Unsec’d. Notes
2.976%(ff)	11/05/30	8,950	7,810,503
3.057%(ff)	01/25/33	160	135,904
4.075%(ff)	04/23/29	1,425	1,355,787
Sub. Notes
4.400%	06/10/25	565	564,634

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		390	$333,062
3.910%	10/01/50		80	64,015
ConocoPhillips Co.,
Gtd. Notes, 144A
3.758%	03/15/42		30	26,238
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		50	37,997
Continental Resources, Inc.,
Gtd. Notes, 144A
2.875%	04/01/32		2,828	2,211,654
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27		4,425	4,166,121
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,600	1,187,275
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40		3,625	2,610,003
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		5	4,807
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		220	171,776
4.500%	02/15/32		856	634,900
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		25	19,488
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		4,100	3,869,735
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		1,775	1,761,283
5.850%	12/15/25		220	229,152
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	650	575,438
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		215	185,287
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		15	9,115
5.875%	11/15/24		30	25,438
7.375%	07/01/28		410	278,867
7.750%	07/01/26		1,054	818,037
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		726	717,388
Sr. Unsec’d. Notes
4.750%	02/15/28		520	383,311

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	225	$205,759
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51	20	14,289
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51	80	58,555
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.550%	05/15/52	180	171,220
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	505	481,021
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	924	794,653
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,830	1,630,760
Sr. Unsec’d. Notes
5.400%	10/01/47	350	307,786
6.500%	02/01/42	3,600	3,609,353
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	365	328,630
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	3,970	3,722,651
Exelon Corp.,
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32	310	277,776
4.100%	03/15/52	220	188,747
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31	390	310,880
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	660	649,437
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	140	104,647
4.750%	01/15/43	215	153,256
7.400%	11/01/46	2,165	2,104,906
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	161,271
Gap, Inc. (The),
Gtd. Notes, 144A
3.875%	10/01/31	886	616,090
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	675	681,396
5.150%	04/01/38	3,645	3,191,556
6.250%	10/02/43	360	343,261

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		70	$51,353
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		350	303,417
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		742	741,044
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		265	217,382
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		435	381,805
1.948%(ff)	10/21/27		230	203,671
1.992%(ff)	01/27/32		690	545,581
2.383%(ff)	07/21/32		8,250	6,677,480
2.650%(ff)	10/21/32		170	140,144
3.102%(ff)	02/24/33		340	290,755
3.375%	03/27/25	EUR	590	627,660
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		4,460	4,268,014
3.625%	03/24/32		555	512,111
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		944	762,915
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		15	13,904
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		55	43,687
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		165	145,566
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31		265	296,560
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30		238	209,554
6.250%	04/15/32		291	254,413
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		75	59,687
5.375%	05/01/25		10	9,820
5.750%	05/01/28		5	4,772
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		30	28,267
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		180	167,896
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31		3,175	2,520,220

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/33	210	$208,755
4.950%	06/15/52	55	54,116
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.300%	11/15/28	4,800	4,036,531
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31	275	211,646
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	06/17/31	50	42,472
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	610	517,288
Jr. Sub. Notes, Series U, 3 Month LIBOR + 0.950%
2.236%(c)	01/15/87	6,682	5,540,220
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29	1,570	1,350,104
2.545%(ff)	11/08/32	305	253,417
4.565%(ff)	06/14/30	18,475	18,164,248
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28	220	190,454
2.250%	12/01/31	4,950	4,002,634
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	398	317,152
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	06/04/42	3,200	2,927,146
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	322	280,132
4.375%	01/31/32	324	281,755
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31	30	24,588
Lincoln National Corp.,
Sub. Notes, 3 Month LIBOR + 2.358%
3.801%(c)	05/17/66	1,740	1,216,806
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32	130	128,255
Magallanes, Inc.,
Gtd. Notes, 144A
4.279%	03/15/32	370	330,553
5.050%	03/15/42	5,290	4,498,829
5.141%	03/15/52	400	335,815
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31	350	290,344
Sr. Unsec’d. Notes, Series II
2.750%	10/15/33	4,450	3,502,017

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		135	$110,284
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		115	90,607
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/16		1,178	987,833
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		370	315,416
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29		132	109,714
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		2,190	2,013,864
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28		1,384	1,164,874
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		95	73,980
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		4,250	4,173,966
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28		4,500	4,402,352
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		430	372,784
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32		10,175	8,011,405
2.943%(ff)	01/21/33		675	578,663
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52		2,775	2,400,097
5.200%	03/01/47		215	194,454
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	925	917,582
4.625%	08/01/29		40	35,315
5.000%	10/15/27		1,552	1,423,141
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40		697	727,304
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40		75	51,732
3.250%	04/28/50		75	54,699
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28		912	733,233
6.000%	01/15/27		15	13,032
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		5,375	4,470,675

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30	2,660	$2,201,449
2.759%	01/10/32	125	106,877
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	2,900	2,176,085
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40	115	116,524
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28	140	123,201
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	621	570,834
Gtd. Notes, 144A
3.375%	02/15/29	90	72,738
3.625%	02/15/31	1,089	856,953
3.875%	02/15/32	132	104,794
5.250%	06/15/29	376	335,905
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25	25	24,879
6.450%	09/15/36	1,078	1,122,849
6.625%	09/01/30	45	46,360
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25	718	678,647
7.125%	03/15/26	225	209,745
8.250%	10/01/23	60	60,022
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	475	380,650
4.500%	03/15/50	2,900	2,310,107
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31	110	90,633
3.600%	04/01/50	65	45,365
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	1,256	998,075
Ovintiv, Inc.,
Gtd. Notes
6.625%	08/15/37	3,825	3,998,960
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	2,765	2,204,874
Sr. Sec’d. Notes
3.250%	06/01/31	110	88,606
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	686	583,217
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	105	89,709

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	1,046	$922,473
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,203	2,972,044
Phillips 66,
Gtd. Notes
3.300%	03/15/52	3,225	2,405,272
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	555	455,665
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31	428	296,891
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	949	987,528
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	205	169,047
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31	100	83,711
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	475	415,674
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	240	234,331
5.000%	03/15/23	30	29,777
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32	110	93,182
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29	285	259,464
3.700%	03/01/52	70	59,842
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.950%	07/15/31	50	42,493
2.900%	07/15/51	40	30,301
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	1,154	1,084,970
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	534	405,605
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52	4,282	3,438,441
Sr. Unsec’d. Notes
3.700%	04/01/29	95	89,343
Southern California Edison Co.,
First Ref. Mortgage
3.900%	12/01/41	1,492	1,183,363

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		60	$56,621
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		718	865,432
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		2,198	2,270,200
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,059	837,625
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		200	158,755
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31		1,068	908,654
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		266	185,791
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	300	256,342
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28		912	775,447
6.000%	12/31/30		455	380,708
7.500%	10/01/25		472	458,507
Targa Resources Corp.,
Gtd. Notes
4.950%	04/15/52		1,900	1,632,939
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30		3,370	3,208,779
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		20	18,476
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		290	240,727
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		1,096	1,069,428
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.625%	07/15/24		25	24,020
Sr. Sec’d. Notes, 144A
4.375%	01/15/30		510	433,285
4.625%	06/15/28		230	200,745
4.875%	01/01/26		402	370,847
5.125%	11/01/27		1,061	958,604
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30	EUR	165	146,666
T-Mobile USA, Inc.,
Gtd. Notes
2.875%	02/15/31		40	33,205

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Sr. Sec’d. Notes
2.250%	11/15/31		5,000	$4,060,960
3.875%	04/15/30		650	606,860
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		244	191,370
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	06/30/25		140	140,683
Trustees of Tufts College,
Unsec’d. Notes, Series 2021
3.099%	08/15/51		4,000	2,944,882
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		130	96,104
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		578	512,640
4.625%	04/15/29		172	145,855
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,620	1,332,132
3.875%	02/15/31		15	12,670
4.875%	01/15/28		60	56,809
5.250%	01/15/30		584	542,039
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/32		130	130,031
4.375%	03/15/42		55	52,818
4.750%	05/15/52		55	55,010
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		2,299	2,218,461
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		1,464	1,380,900
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		310	229,054
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		739	615,304
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32	EUR	190	161,375
2.550%	03/21/31		235	200,975
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50		2,125	1,415,912
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		375	354,589
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		70	46,989

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		512	$465,920
8.000%(ff)	10/15/26(oo)		718	689,004
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		1,382	1,252,678
5.625%	02/15/27		534	502,077
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		215	207,498
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		50	42,506
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		70	50,125
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	225	225,685
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30		390	343,001
3.350%(ff)	03/02/33		5,235	4,646,500
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29		315	297,726
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		568	566,681
7.250%	06/15/28		546	539,848
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.600%	02/01/25		20	18,499
4.550%	02/01/30		80	69,251
5.300%	03/01/48		510	411,313
5.450%	04/01/44		530	440,100
5.750%	02/01/50		352	284,387
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		320	288,170
3.750%	06/15/27		120	114,754
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		160	128,284
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29		250	234,321
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		55	43,682

				307,365,291

TOTAL CORPORATE BONDS (cost $426,468,251)				408,095,017

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

MUNICIPAL BONDS — 0.0%
California — 0.0%
University of California,
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30		210	$175,506

Michigan — 0.0%
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52		1,122	1,005,078

TOTAL MUNICIPAL BONDS (cost $1,148,403)				1,180,584

SOVEREIGN BONDS — 2.8%
Andorra — 0.0%
Andorra International Bond,
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	500	448,524

Australia — 0.1%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	250	150,200
Sr. Unsec’d. Notes, Series 152
2.750%	11/21/28	AUD	1,740	1,158,218
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	525	324,295
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	500	318,126
Treasury Corp. of Victoria,
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	250	140,947

				2,091,786

Austria — 0.0%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	10/20/28	EUR	400	380,554
0.000%	10/20/40	EUR	135	94,069
0.850%	06/30/2120	EUR	50	23,952
1.850%	05/23/49	EUR	85	81,983

				580,558

Belgium — 0.0%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A, Series 77
1.000%	06/22/26	EUR	465	484,260
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	280	368,789
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	300	267,766
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	70	54,276

				1,175,091

Brazil — 0.1%
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes
5.333%	02/15/28		1,758	1,724,908

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bulgaria — 0.0%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	15	$9,661

Canada — 0.1%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	250	184,701
Canadian Government Bond,
Bonds
0.250%	04/01/24	CAD	1,000	740,203
0.250%	03/01/26	CAD	1,745	1,224,046
2.000%	06/01/32	CAD	200	139,412
2.000%	12/01/51	CAD	250	151,824
3.500%	12/01/45	CAD	400	326,394
4.000%	06/01/41	CAD	300	258,941
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	400	293,039
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	200	164,594
Province of Ontario,
Sr. Unsec’d. Notes
2.500%	04/27/26		180	174,646
2.550%	12/02/52	CAD	300	169,168
Unsec’d. Notes
2.050%	06/02/30	CAD	650	441,761
Province of Quebec,
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	475	300,586
2.750%	04/12/27		215	209,576
Unsec’d. Notes
3.100%	12/01/51	CAD	200	128,231

				4,907,122

China — 0.1%
China Government Bond,
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	6,000	942,457
China Government International Bond,
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	660	542,903

				1,485,360

Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	1,940	1,924,202

Croatia — 0.0%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	100	90,612
1.500%	06/17/31	EUR	705	632,543

				723,155

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Cyprus — 0.0%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,360	$981,609

Czech Republic — 0.0%
Czech Republic Government Bond,
Bonds, Series 078
2.500%	08/25/28	CZK	5,000	182,001

Denmark — 0.0%
Denmark Government Bond,
Bonds
4.500%	11/15/39	DKK	950	183,124

Dominican Republic — 0.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		1,220	1,063,698

Finland — 0.0%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	100	74,733
0.875%	09/15/25	EUR	415	433,104

				507,837

France — 0.1%
French Republic Government Bond OAT,
Bonds
0.000%	02/25/26	EUR	800	804,187
0.000%	02/25/27	EUR	1,500	1,479,960
0.000%	11/25/31	EUR	1,400	1,236,385
0.750%	05/25/52	EUR	395	265,044
4.500%	04/25/41	EUR	535	740,030
Bonds, 144A
1.750%	05/25/66	EUR	125	104,732

				4,630,338

Germany — 0.4%
Bundesobligation,
Bonds, Series 185
0.000%	04/16/27	EUR	5,310	5,307,007
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.000%	02/15/32	EUR	975	899,489
0.000%	05/15/36	EUR	1,604	1,358,311
0.500%	02/15/25	EUR	2,874	2,994,340
1.000%	08/15/24	EUR	1,169	1,233,519
Bonds, Series G
0.000%	08/15/50	EUR	735	495,332

				12,287,998

Greece — 0.1%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	3,290	2,745,182
1.875%	01/24/52	EUR	1,245	796,986

				3,542,168

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Hungary — 0.0%
Hungary Government International Bond,
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,210	$968,279

Indonesia — 0.1%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,210	1,119,727
1.100%	03/12/33	EUR	485	360,862
1.750%	04/24/25	EUR	485	491,053
3.375%	07/30/25	EUR	100	105,319
3.850%	10/15/30		200	189,989
4.300%	03/31/52		200	174,356
5.350%	02/11/49		400	392,396
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,305	1,340,223

				4,173,925

Ireland — 0.0%
Ireland Government Bond,
Unsec’d. Notes
0.000%	10/18/31	EUR	190	167,199
1.500%	05/15/50	EUR	90	75,768

				242,967

Israel — 0.0%
Israel Government Bond,
Bonds, Series 0330
1.000%	03/31/30	ILS	720	183,492

Italy — 0.3%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A
2.800%	03/01/67	EUR	95	80,486
Sr. Unsec’d. Notes
0.000%	04/01/26	EUR	1,445	1,397,793
0.950%	09/15/27	EUR	2,350	2,283,827
1.750%	07/01/24	EUR	815	860,086
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	4,375	3,664,017
0.950%	12/01/31	EUR	1,165	1,000,054
0.950%	03/01/37	EUR	290	218,291
1.500%	04/30/45	EUR	420	304,981
3.100%	03/01/40	EUR	545	541,768
Region of Lazio,
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	246	232,862
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes
2.875%	10/17/29		200	176,703
4.000%	10/17/49		220	181,411
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	460	623,727
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		305	320,118

				11,886,124

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Japan — 0.5%
Japan Government Forty Year Bond,
Bonds, Series 09
0.400%	03/20/56	JPY	62,050	$353,307
Japan Government Ten Year Bond,
Bonds, Series 337
0.300%	12/20/24	JPY	552,000	4,105,295
Bonds, Series 345
0.100%	12/20/26	JPY	521,150	3,857,975
Bonds, Series 361
0.100%	12/20/30	JPY	278,000	2,024,269
Japan Government Thirty Year Bond,
Bonds, Series 51
0.300%	06/20/46	JPY	224,700	1,395,870
Bonds, Series 65
0.400%	12/20/49	JPY	182,800	1,108,801
Japan Government Twenty Year Bond,
Bonds, Series 157
0.200%	06/20/36	JPY	470,650	3,294,847

				16,140,364

Kazakhstan — 0.1%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	315	239,085
1.550%	11/09/23	EUR	840	867,377
2.375%	11/09/28	EUR	535	508,186

				1,614,648

Malaysia — 0.0%
1MDB Global Investments Ltd.,
Sr. Unsec’d. Notes
4.400%	03/09/23		1,500	1,458,470

Mexico — 0.1%
Mexican Bonos,
Bonds, Series M20
7.500%	06/03/27	MXN	10,923	507,695
Mexico Government International Bond,
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	970	786,586
2.250%	08/12/36	EUR	235	171,185
3.500%	02/12/34		250	206,577

				1,672,043

Netherlands — 0.0%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/27	EUR	380	377,742
0.000%	01/15/38	EUR	285	221,504
0.000%	01/15/52	EUR	100	60,524
0.500%	07/15/32	EUR	190	177,187

				836,957

New Zealand — 0.0%
New Zealand Government Bond,
Bonds, Series 0437
2.750%	04/15/37	NZD	250	133,453

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Norway — 0.0%
Norway Government Bond,
Sr. Unsec’d. Notes, Series 484, 144A
2.125%	05/18/32	NOK	820	$76,949

Peru — 0.1%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	850	631,513
2.750%	01/30/26	EUR	850	868,606
2.783%	01/23/31		100	85,082

				1,585,201

Philippines — 0.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	100	97,458
0.700%	02/03/29	EUR	485	422,607
1.200%	04/28/33	EUR	375	293,950
1.750%	04/28/41	EUR	130	91,976
3.556%	09/29/32		200	184,423

				1,090,414

Poland — 0.0%
Republic of Poland Government Bond,
Bonds, Series 0726
2.500%	07/25/26	PLN	1,455	270,455

Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	165	140,883
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	270	269,413
1.000%	04/12/52	EUR	1,945	1,216,264

				1,626,560

Qatar — 0.0%
Qatar Government International Bond,
Sr. Unsec’d. Notes
4.400%	04/16/50		200	190,549

Romania — 0.0%
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	10	8,559
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	15	11,635
Sr. Unsec’d. Notes, EMTN
3.375%	01/28/50	EUR	50	31,230
3.875%	10/29/35	EUR	15	11,635
4.125%	03/11/39	EUR	45	34,197
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	50	30,681
3.000%	02/27/27		100	88,348

				216,285

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Saudi Arabia — 0.0%
Saudi Government International Bond,
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	375	$300,952
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		200	166,464
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	750	649,275

				1,116,691

Serbia — 0.0%
Serbia International Bond,
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	1,335	1,227,840

Singapore — 0.0%
Singapore Government Bond,
Bonds
3.500%	03/01/27	SGD	700	519,241

Slovenia — 0.0%
Slovenia Government Bond,
Bonds, Series RS76
3.125%	08/07/45	EUR	45	50,382

Spain — 0.2%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	110	124,588
4.690%	10/28/34	EUR	100	117,111
Spain Government Bond,
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	855	879,930
0.000%	01/31/27	EUR	1,175	1,140,786
Sr. Unsec’d. Notes, 144A
0.700%	04/30/32	EUR	520	463,948
0.850%	07/30/37	EUR	630	503,037
1.000%	10/31/50	EUR	2,445	1,588,743
1.200%	10/31/40	EUR	140	111,897
1.900%	10/31/52	EUR	115	91,512
3.450%	07/30/66	EUR	75	82,633

				5,104,185

Supranational Bank — 0.0%
European Union,
Sr. Unsec’d. Notes, EMTN
0.000%	07/04/35	EUR	215	168,134
0.200%	06/04/36	EUR	215	169,255

				337,389

Sweden — 0.0%
Sweden Government Bond,
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	3,455	293,610

Switzerland — 0.0%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	150	163,195
3.250%	06/27/27	CHF	300	356,095

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Switzerland (cont’d.)
3.500%	04/08/33	CHF	150	$194,885

				714,175

United Kingdom — 0.2%
Isle of Man Government International Bond,
Unsec’d. Notes
5.375%	08/14/34	GBP	235	349,784
United Kingdom Gilt,
Bonds
0.250%	01/31/25	GBP	390	454,195
0.375%	10/22/26	GBP	2,090	2,380,324
0.500%	10/22/61	GBP	520	328,767
0.625%	07/31/35	GBP	1,120	1,075,018
1.250%	07/31/51	GBP	805	717,178
Unsec’d. Notes
1.125%	01/31/39	GBP	1,140	1,115,319

				6,420,585

TOTAL SOVEREIGN BONDS (cost $97,396,436)				98,600,373

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
Federal Home Loan Mortgage Corp.
2.000%	10/01/35		325	304,004
2.000%	09/01/36		325	303,689
2.000%	04/01/51		370	322,550
2.000%	05/01/51		370	321,517
2.000%	05/01/51		370	323,404
2.000%	03/01/52		370	322,610
2.500%	02/01/32		103	100,852
2.500%	11/01/36		75	71,699
2.500%	08/01/51		300	270,297
3.000%	01/01/32		99	98,956
3.000%	01/01/50		185	173,120
3.000%	02/01/50		218	204,983
3.000%	07/01/51		350	328,594
3.500%	12/01/30		61	60,994
3.500%	04/01/33		60	59,881
3.500%	02/01/44		446	441,507
3.500%	07/01/46		286	282,266
4.000%	05/01/44		125	126,300
4.000%	08/01/44		79	79,706
4.000%	10/01/45		121	121,672
4.000%	05/01/47		137	137,900
4.500%	12/01/45		132	136,420
5.000%	10/01/48		66	68,202
6.250%	07/15/32		215	266,856
6.750%	03/15/31		655	820,350
Federal National Mortgage Assoc.
1.500%	05/01/51		225	187,195
2.000%	02/01/36		325	303,702
2.000%	08/01/50		886	772,331
2.000%	12/01/50		675	589,319
2.000%	02/01/51		15,164	13,262,323
2.000%	05/01/51		674	588,362
2.000%	08/01/51		370	322,139
2.000%	10/01/51		903	788,336
2.500%	11/01/31		99	97,282

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.500%	10/01/34	100	$95,937
2.500%	07/01/40	324	298,098
2.500%	07/01/50	642	582,177
2.500%	07/01/50	3,077	2,800,722
2.500%	09/01/50	4,494	4,082,266
2.500%	12/01/50	421	381,431
2.500%	03/01/51	641	577,742
2.500%	07/01/51	436	393,975
2.500%	10/01/51	300	271,201
2.500%	10/01/51	448	404,854
3.000%	04/01/32	198	197,693
3.000%	11/01/42	180	171,893
3.000%	09/01/49	4,990	4,729,147
3.000%	12/01/49	182	169,907
3.000%	12/01/49	186	174,350
3.000%	03/01/50	179	168,120
3.000%	05/01/50	187	174,604
3.000%	07/01/50	1,036	977,180
3.000%	08/01/51	350	326,997
3.500%	TBA	21,500	20,675,274
3.500%	11/01/32	66	66,190
3.500%	06/01/42	148	144,998
3.500%	10/01/43	298	292,642
3.500%	04/01/47	353	344,770
3.500%	04/01/47	529	517,429
3.500%	03/01/48	2,970	2,904,372
3.500%	06/01/49	291	283,365
3.500%	09/01/49	337	327,314
3.500%	01/01/50	6,156	5,979,691
3.500%	07/01/51	292	283,908
3.500%	04/01/52	292	283,559
4.000%	TBA	13,000	12,795,098
4.000%	07/01/37	75	75,825
4.000%	11/01/44	120	120,630
4.000%	02/01/45	314	315,793
4.000%	11/01/45	43	43,022
4.000%	01/01/47	124	123,655
4.000%	04/01/47	124	124,961
4.000%	04/01/48	125	124,761
4.000%	03/01/51	175	174,506
4.500%	TBA	2,500	2,509,473
4.500%	10/01/45	699	720,431
4.500%	02/01/46	155	159,770
4.500%	05/01/48	159	160,158
6.625%	11/15/30	315	389,348
7.125%	01/15/30	25	31,377
Government National Mortgage Assoc.
2.000%	09/20/50	250	222,551
2.000%	11/20/50	250	223,171
2.500%	11/01/49	413	379,613
2.500%	03/20/51	412	378,528
2.500%	04/20/51	412	378,541
2.500%	05/20/51	413	379,562
3.000%	05/20/43	177	170,284
3.000%	04/20/45	179	171,957
3.000%	02/20/47	180	172,835
3.000%	01/20/50	263	248,859
3.500%	09/01/51	250	243,390

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/20/52		250	$243,304
4.000%	09/20/48		178	178,924
4.000%	06/20/50		75	75,364
4.500%	06/20/52		150	152,643

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $98,605,077)				93,229,458

U.S. TREASURY OBLIGATIONS — 12.6%
U.S. Treasury Bonds
1.750%	08/15/41		3,282	2,495,858
2.000%	08/15/51		2,540	1,963,341
2.250%	02/15/52		52,595	43,284,041
2.375%	05/15/51		155	130,854
2.875%	05/15/52		210	198,319
3.000%	11/15/45		3,248	3,018,103
3.250%	05/15/42		33,535	32,733,304
U.S. Treasury Notes
0.125%	08/31/23		6,241	6,039,630
0.750%	08/31/26		3,276	2,981,672
1.250%	06/30/28		1,125	1,011,973
1.375%	12/31/28		80	72,100
1.500%	02/15/25		115,255	110,761,856
1.500%	11/30/28		2,620	2,379,288
1.750%	01/31/29		698	643,687
2.375%	03/31/29		680	651,100
2.500%	05/31/24(k)		24,293	24,077,589
2.625%	05/31/27(k)		155,141	152,207,866
2.750%	05/31/29		5,775	5,663,109
2.875%	06/15/25		7,319	7,290,410
2.875%	04/30/29		90	88,959
2.875%	05/15/32		29,520	29,192,513
U.S. Treasury Strips Coupon
3.631%(s)	05/15/41		31,635	16,334,040

TOTAL U.S. TREASURY OBLIGATIONS (cost $445,131,139)				443,219,612

TOTAL LONG-TERM INVESTMENTS (cost $2,793,020,810)				2,731,368,318

		Shares
SHORT-TERM INVESTMENTS — 26.1%
AFFILIATED MUTUAL FUND — 22.7%
PGIM Core Ultra Short Bond Fund
(cost $802,617,396)(wd)			802,617,396	802,617,396

Interest Rate	Maturity Date	Principal Amount (000)#

FOREIGN TREASURY OBLIGATION(n) — 0.1%
Japan
Japan Treasury Discount Bills, Series 1086
(0.219)%	09/12/22	JPY	300,000	2,211,764

(cost $2,264,035)
U.S. TREASURY OBLIGATIONS(n) — 2.1%
U.S. Treasury Bills
1.583%	09/15/22(k)		40,100	39,965,483

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (continued)
1.607%	09/22/22	35,200	$35,068,146

TOTAL U.S. TREASURY OBLIGATIONS (cost $75,036,607)			75,033,629

		Shares

UNAFFILIATED FUNDS — 1.2%
Dreyfus Government Cash Management (Institutional Shares)		1,040,595	1,040,595
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)		40,046,438	40,046,438

TOTAL UNAFFILIATED FUNDS (cost $41,087,033)			41,087,033

TOTAL SHORT-TERM INVESTMENTS (cost $921,005,071)			920,949,822

TOTAL INVESTMENTS—103.5% (cost $3,714,025,881)			3,652,318,140
Liabilities in excess of other assets(z) — (3.5)%			(121,970,537)

NET ASSETS — 100.0%			$3,530,347,603

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
538	2 Year U.S. Treasury Notes	Sep. 2022	$112,988,407	$548,507
4	5 Year Canadian Government Bonds	Sep. 2022	350,808	211
2	5 Year Euro-Bobl	Sep. 2022	260,290	438
611	5 Year U.S. Treasury Notes	Sep. 2022	68,584,750	1,290,679
42	10 Year U.K. Gilt	Sep. 2022	5,827,410	93,012
202	10 Year U.S. Treasury Notes	Sep. 2022	23,943,313	676,767
11	10 Year U.S. Ultra Treasury Notes	Sep. 2022	1,401,125	25,527
162	20 Year U.S. Treasury Bonds	Sep. 2022	22,457,250	604,666
164	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	25,312,375	1,047,674
21	Euro Schatz Index	Sep. 2022	2,401,949	13,628
957	Mini MSCI EAFE Index	Sep. 2022	88,838,310	(229,996)
3,485	Mini MSCI Emerging Markets Index	Sep. 2022	174,720,475	(1,837,980)
1,108	S&P 500 E-Mini Index	Sep. 2022	209,938,300	409,482

				2,642,615

Short Positions:
106	2 Year U.S. Treasury Notes	Sep. 2022	22,261,656	(27,078)
62	5 Year Euro-Bobl	Sep. 2022	8,068,984	(124,358)
115	5 Year U.S. Treasury Notes	Sep. 2022	12,908,750	(82,810)
3	10 Year Canadian Government Bonds	Sep. 2022	288,976	(424)
39	10 Year Euro-Bund	Sep. 2022	6,080,646	(142,668)
1	10 Year U.K. Gilt	Sep. 2022	138,748	(634)
236	10 Year U.S. Treasury Notes	Sep. 2022	27,973,375	(82,930)
27	10 Year U.S. Ultra Treasury Notes	Sep. 2022	3,439,125	(16,067)
36	20 Year U.S. Treasury Bonds	Sep. 2022	4,990,500	(50,081)
9	30 Year Euro Buxl	Sep. 2022	1,542,624	(2,879)
52	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	8,025,875	(235,699)

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
2	Euro-BTP Italian Government Bond	Sep. 2022	$258,047	$(201)
2	Euro-OAT	Sep. 2022	290,345	(65)

				(765,894)

				$1,876,721

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	19,469	$3,689,832	$3,682,842	$—	$(6,990)
British Pound,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	GBP	184	223,585	224,128	543	—
Canadian Dollar,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CAD	160	124,035	124,300	265	—
Chilean Peso,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	CLP	199,289	213,536	213,433	—	(103)
Colombian Peso,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	COP	4,184,932	1,000,701	994,137	—	(6,564)
Czech Koruna,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CZK	29,249	1,235,765	1,235,536	—	(229)
Euro,
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	EUR	113	118,799	118,887	88	—
Expiring 07/19/22	The Toronto-Dominion Bank	EUR	148	155,374	155,799	425	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	1,016	1,064,385	1,067,299	2,914	—
Hungarian Forint,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	164,800	432,000	434,268	2,268	—
Japanese Yen,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	30,500	224,925	225,294	369	—
Mexican Peso,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	42,379	2,070,847	2,075,190	4,343	—
Peruvian Nuevo Sol,
Expiring 09/21/22	The Toronto-Dominion Bank	PEN	8,581	2,234,102	2,221,916	—	(12,186)
Philippine Peso,
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	220,337	3,982,236	3,981,279	—	(957)
Polish Zloty,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	16,026	3,587,730	3,566,463	—	(21,267)
Singapore Dollar,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	1,623	1,166,962	1,169,088	2,126	—

				$21,524,814	$21,489,859	13,341	(48,296)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	The Toronto-Dominion Bank	AUD	317	$218,031	$218,840	$—	$(809)
Expiring 08/05/22	Deutsche Bank AG	AUD	460	317,098	317,604	—	(506)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	AUD	2,565	1,775,980	1,770,986	4,994	—
British Pound,
Expiring 08/02/22	The Toronto-Dominion Bank	GBP	3,375	4,118,826	4,110,924	7,902	—

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	GBP	5,718	$6,979,568	$6,964,999	$14,569	$—
Canadian Dollar,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CAD	5,980	4,642,799	4,645,694	—	(2,895)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	161	125,389	125,493	—	(104)
Chinese Renminbi,
Expiring 08/23/22	The Toronto-Dominion Bank	CNH	63,767	9,510,675	9,523,119	—	(12,444)
Expiring 08/23/22	The Toronto-Dominion Bank	CNH	15,872	2,365,609	2,370,429	—	(4,820)
Czech Koruna,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CZK	4,380	185,242	184,575	667	—
Danish Krone,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	DKK	1,330	188,424	187,856	568	—
Euro,
Expiring 07/19/22	The Toronto-Dominion Bank	EUR	1,391	1,459,371	1,459,701	—	(330)
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	EUR	201	210,663	210,824	—	(161)
Expiring 08/02/22	JPMorgan Chase Bank, N.A.	EUR	113	119,016	119,111	—	(95)
Expiring 08/02/22	The Toronto-Dominion Bank	EUR	48,924	51,637,034	51,382,285	254,749	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	30,672	32,325,466	32,220,659	104,807	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	4,809	5,051,494	5,051,811	—	(317)
Hungarian Forint,
Expiring 07/19/22	The Toronto-Dominion Bank	HUF	232,000	614,249	611,348	2,901	—
Indian Rupee,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	INR	74,912	942,126	941,438	688	—
Indonesian Rupiah,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	IDR	16,277,304	1,092,363	1,085,157	7,206	—
Israeli Shekel,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	ILS	640	186,630	183,617	3,013	—
Expiring 09/21/22	The Toronto-Dominion Bank	ILS	20,849	6,059,776	6,004,952	54,824	—
Expiring 09/21/22	The Toronto-Dominion Bank	ILS	3,882	1,115,000	1,118,009	—	(3,009)
Japanese Yen,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	2,516,600	18,507,270	18,589,353	—	(82,083)
Mexican Peso,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	MXN	10,320	513,053	509,829	3,224	—
New Taiwanese Dollar,
Expiring 09/21/22	The Toronto-Dominion Bank	TWD	247,165	8,378,471	8,370,044	8,427	—
New Zealand Dollar,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	215	134,397	134,236	161	—
Norwegian Krone,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NOK	760	77,414	77,214	200	—
Polish Zloty,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	PLN	1,240	276,624	275,278	1,346	—
Singapore Dollar,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	SGD	730	526,215	525,477	738	—
South African Rand,
Expiring 09/21/22	The Toronto-Dominion Bank	ZAR	9,664	590,000	589,010	990	—
South Korean Won,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	KRW	5,069,145	3,913,189	3,940,767	—	(27,578)
Swedish Krona,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	SEK	3,020	298,429	295,599	2,830	—
Swiss Franc,
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CHF	675	706,232	708,695	—	(2,463)
Thai Baht,
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	318,418	9,062,805	9,041,728	21,077	—

				$174,224,928	$173,866,661	495,881	(137,614)

						$509,222	$(185,910)

SEE NOTES TO FINANCIAL STATEMENTS.
A224

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$40,143,887
J.P. Morgan Securities LLC	—	775,064

Total	$—	$40,918,951

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$514,283,044	$—	$—
Common Stocks
Australia	—	18,558,425	—
Belgium	—	1,233,837	—
Brazil	—	1,170,826	—
China	1,998,405	1,405,297	—
Denmark	—	6,536,253	—
Finland	—	4,980,859	—
France	—	24,721,353	—
Germany	—	10,745,396	—
Hong Kong	—	4,308,854	—
Israel	1,421,623	3,549,454	—
Italy	—	5,799,738	—
Japan	—	42,477,014	—
Luxembourg	—	1,418,269	—
Netherlands	—	11,712,696	—
New Zealand	—	1,389,555	—
Norway	—	3,538,405	—
Puerto Rico	1,184,722	—	—
Singapore	—	4,365,851	—
South Africa	—	459,675	—
Spain	—	4,915,974	—
Sweden	—	4,734,929	—
Switzerland	—	10,636,161	—
United Kingdom	4,370,456	26,235,497	—
United States	747,077,744	13,477,773	—
Exchange-Traded Funds
United States	184,745,054	—	—
Preferred Stocks
Germany	—	1,644,802	—
Asset-Backed Securities
Cayman Islands	—	15,054,242	—
United States	—	6,505,374	—
Commercial Mortgage-Backed Security
United States	—	385,717	—
Corporate Bonds
Australia	—	330,603	—
Belgium	—	3,415,962	—

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Brazil	$—	$9,945,348	$—
Bulgaria	—	481,590	—
Canada	—	16,310,878	—
Chile	—	335,668	—
China	—	10,871,157	—
Colombia	—	719,711	—
Denmark	—	775,714	—
France	—	15,748,252	—
Germany	—	3,894,327	—
Hungary	—	277,555	—
India	—	166,635	—
Indonesia	—	471,799	—
Ireland	—	700,855	—
Israel	—	656,601	—
Italy	—	1,357,749	—
Japan	—	2,519,067	—
Luxembourg	—	1,225,668	—
Malaysia	—	188,550	—
Mexico	—	5,922,563	—
Netherlands	—	5,047,381	—
Norway	—	264,939	—
Portugal	—	564,217	—
Qatar	—	174,018	—
Saudi Arabia	—	170,146	—
Singapore	—	383,407	—
South Africa	—	1,717,941	—
South Korea	—	188,843	—
Spain	—	1,462,174	—
Supranational Bank	—	255,566	—
Sweden	—	1,059,276	—
Switzerland	—	1,476,943	—
United Arab Emirates	—	647,882	—
United Kingdom	—	11,000,741	—
United States	—	307,365,291	—
Municipal Bonds
California	—	175,506	—
Michigan	—	1,005,078	—
Sovereign Bonds
Andorra	—	448,524	—
Australia	—	2,091,786	—
Austria	—	580,558	—
Belgium	—	1,175,091	—
Brazil	—	1,724,908	—
Bulgaria	—	9,661	—
Canada	—	4,907,122	—
China	—	1,485,360	—
Colombia	—	1,924,202	—
Croatia	—	723,155	—
Cyprus	—	981,609	—
Czech Republic	—	182,001	—
Denmark	—	183,124	—
Dominican Republic	—	1,063,698	—
Finland	—	507,837	—
France	—	4,630,338	—
Germany	—	12,287,998	—
Greece	—	3,542,168	—
Hungary	—	968,279	—
Indonesia	—	4,173,925	—

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Ireland	$—	$242,967	$—
Israel	—	183,492	—
Italy	—	11,886,124	—
Japan	—	16,140,364	—
Kazakhstan	—	1,614,648	—
Malaysia	—	1,458,470	—
Mexico	—	1,672,043	—
Netherlands	—	836,957	—
New Zealand	—	133,453	—
Norway	—	76,949	—
Peru	—	1,585,201	—
Philippines	—	1,090,414	—
Poland	—	270,455	—
Portugal	—	1,626,560	—
Qatar	—	190,549	—
Romania	—	216,285	—
Saudi Arabia	—	1,116,691	—
Serbia	—	1,227,840	—
Singapore	—	519,241	—
Slovenia	—	50,382	—
Spain	—	5,104,185	—
Supranational Bank	—	337,389	—
Sweden	—	293,610	—
Switzerland	—	714,175	—
United Kingdom	—	6,420,585	—
U.S. Government Agency Obligations	—	93,229,458	—
U.S. Treasury Obligations	—	443,219,612	—
Short-Term Investments
Affiliated Mutual Fund	802,617,396	—	—
Foreign Treasury Obligation
Japan	—	2,211,764	—
U.S. Treasury Obligations	—	75,033,629	—
Unaffiliated Funds	41,087,033	—	—

Total	$2,298,785,477	$1,353,532,663	$—

Other Financial Instruments*
Assets
Futures Contracts	$4,710,591	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	509,222	—

Total	$4,710,591	$509,222	$—

Liabilities
Futures Contracts	$(2,833,870)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(185,910)	—

Total	$(2,833,870)	$(185,910)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds	37.3%	Exchange-Traded Funds	5.2%
U.S. Treasury Obligations	14.7	Banks	4.1

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Sovereign Bonds	2.8%
U.S. Government Agency Obligations	2.6
Pharmaceuticals	2.2
Software	2.2
Technology Hardware, Storage & Peripherals	1.5
Oil, Gas & Consumable Fuels	1.3
Semiconductors & Semiconductor Equipment	1.3
Insurance	1.3
Unaffiliated Funds	1.2
Oil & Gas	1.2
Interactive Media & Services	1.1
IT Services	1.1
Chemicals	0.9
Health Care Providers & Services	0.9
Electric	0.8
Capital Markets	0.7
Aerospace & Defense	0.7
Automobiles	0.7
Pipelines	0.7
Diversified Financial Services	0.6
Real Estate Investment Trusts (REITs)	0.6
Internet & Direct Marketing Retail	0.6
Telecommunications	0.6
Media	0.6
Equity Real Estate Investment Trusts (REITs)	0.5
Health Care Equipment & Supplies	0.5
Beverages	0.5
Specialty Retail	0.5
Food Products	0.5
Food & Staples Retailing	0.5
Diversified Telecommunication Services	0.5
Electric Utilities	0.4
Entertainment	0.4
Biotechnology	0.4
Hotels, Restaurants & Leisure	0.4
Collateralized Loan Obligations	0.4
Metals & Mining	0.4
Semiconductors	0.4
Electronic Equipment, Instruments & Components	0.4
Life Sciences Tools & Services	0.3
Household Products	0.3
Airlines	0.3
Industrial Conglomerates	0.3
Textiles, Apparel & Luxury Goods	0.3
Tobacco	0.3
Commercial Services	0.3
Communications Equipment	0.3
Trading Companies & Distributors	0.3
Electrical Equipment	0.3
Machinery	0.2
Auto Manufacturers	0.2
Mining	0.2
Multi-Utilities	0.2
Healthcare-Services	0.2
Consumer Loans	0.2
Road & Rail	0.2

Marine	0.2%
Lodging	0.2
Home Builders	0.2
Air Freight & Logistics	0.2
Commercial Services & Supplies	0.2
Retail	0.2
Wireless Telecommunication Services	0.2
Foods	0.1
Building Products	0.1
Multiline Retail	0.1
Household Durables	0.1
Cosmetics/Personal Care	0.1
Personal Products	0.1
Consumer Finance	0.1
Engineering & Construction	0.1
Containers & Packaging	0.1
Forest Products & Paper	0.1
Foreign Treasury Obligation	0.1
Healthcare-Products	0.1
Real Estate	0.1
Energy Equipment & Services	0.1
Packaging & Containers	0.1
Professional Services	0.0	*
Auto Parts & Equipment	0.0	*
Water Utilities	0.0	*
Gas	0.0	*
Real Estate Management & Development	0.0	*
Building Materials	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Construction Materials	0.0	*
Agriculture	0.0	*
Municipal Bonds	0.0	*
Electrical Components & Equipment	0.0	*
Construction & Engineering	0.0	*
Transportation	0.0	*
Distribution/Wholesale	0.0	*
Internet	0.0	*
Housewares	0.0	*
Distributors	0.0	*
Apparel	0.0	*
Auto Components	0.0	*
Machinery-Diversified	0.0	*
Gas Utilities	0.0	*
Commercial Mortgage-Backed Security	0.0	*
Multi-National	0.0	*
Water	0.0	*
Office/Business Equipment	0.0	*
Leisure Products	0.0	*
Paper & Forest Products	0.0	*
Computers	0.0	*

	103.5
Liabilities in excess of other assets	(3.5)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$409,482	*	Due from/to broker-variation margin futures	$2,067,976	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	509,222		Unrealized depreciation on OTC forward foreign currency exchange contracts	185,910
Interest rate contracts	Due from/to broker-variation margin futures	4,301,109	*	Due from/to broker-variation margin futures	765,894	*

		$5,219,813			$3,019,780

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$10,183,156
Credit contracts	—	—	1,651,449
Equity contracts	(21,385,544)	—	—
Foreign exchange contracts	8,020,272	(45,790)	—
Interest rate contracts	6,457,968	—	—

Total	$(6,907,304)	$(45,790)	$11,834,605

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$(902,950)
Credit contracts	—	—	446,060
Equity contracts	(4,648,320)	—	—
Foreign exchange contracts	926,888	323,312	—
Interest rate contracts	5,878,365	—	—

Total	$2,156,933	$323,312	$(456,890)

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$757,841,590
Futures Contracts - Short Positions (1)	404,662,172
Forward Foreign Currency Exchange Contracts - Purchased (2)	7,174,938
Forward Foreign Currency Exchange Contracts - Sold (2)	58,074,976

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Credit Default Swap Agreements - Buy Protection (1)	$109,950,000
Credit Default Swap Agreements - Sell Protection (1)	3,245,000
Total Return Swap Agreements (1)	18,333,333

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Deutsche Bank AG(4)	$—	$(506)	$(506)	$—	$(506)
JPMorgan Chase Bank, N.A.(3-a)	88	(360)	(272)	—	(272)
JPMorgan Chase Bank, N.A.(3-b)	37,708	(55,741)	(18,033)	—	(18,033)
JPMorgan Chase Bank, N.A.(4)	141,208	(87,758)	53,450	—	53,450
The Toronto-Dominion Bank(3-a)	263,076	(4,820)	258,256	(258,256)	—
The Toronto-Dominion Bank(3-b)	67,142	(36,725)	30,417	—	30,417

	$509,222	$(185,910)	$323,312	$(258,256)	$65,056

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3-a)	PGIM Fixed Income (Global Bond)
(3-b)	PGIM Fixed Income (Core Bond)
(4)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value:
Unaffiliated investments (cost $2,395,834,784)	$2,335,417,700
Affiliated investments (cost $1,318,191,097)	1,316,900,440
Foreign currency, at value (cost $1,590,032)	1,574,903
Cash	25,406
Receivable for investments sold	19,268,995
Dividends and interest receivable	8,683,695
Tax reclaim receivable	3,777,462
Receivable for Portfolio shares sold	1,227,684
Unrealized appreciation on OTC forward foreign currency exchange contracts	509,222
Due from broker-variation margin futures	55,639
Receivable from affiliate	15,854
Prepaid expenses and other assets	870,656

Total Assets	3,688,327,656

LIABILITIES
Payable for investments purchased	153,257,938
Payable to affiliate	1,546,163
Due to broker-variation margin futures	1,544,777
Management fee payable	949,048
Cash segregated from counterparty — OTC	290,000
Unrealized depreciation on OTC forward foreign currency exchange contracts	185,910
Accrued expenses and other liabilities	107,651
Distribution fee payable	97,454
Trustees’ fees payable	575
Affiliated transfer agent fee payable	512
Payable for Portfolio shares purchased	25

Total Liabilities	157,980,053

NET ASSETS	$3,530,347,603

Net assets were comprised of:
Partners’ Equity	$3,530,347,603

Net asset value and redemption price per share, $3,530,347,603 / 212,284,528 outstanding shares of beneficial interest	$16.63

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,578,564 foreign withholding tax, of which $153,123 is reimbursable by an affiliate)	$25,311,857
Interest income (net of $3,568 foreign withholding tax)	16,511,319
Affiliated dividend income	358,455
Income from securities lending, net (including affiliated income of $86,059)	179,409

Total income	42,361,040

EXPENSES
Management fee	16,063,937
Distribution fee	5,328,589
Custodian and accounting fees	191,124
Trustees’ fees	36,216
Legal fees and expenses	21,858
Audit fee	20,828
Shareholders’ reports	4,615
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,719
Miscellaneous	58,834

Total expenses	21,729,720
Less: Fee waiver and/or expense reimbursement	(1,001,775)

Net expenses	20,727,945

NET INVESTMENT INCOME (LOSS)	21,633,095

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(32,137))	(126,867,146)
Futures transactions	(6,907,304)
Forward currency contract transactions	(45,790)
Swap agreements transactions	11,834,605
Foreign currency transactions	542,072

(121,443,563)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,290,657))	(762,621,577)
Futures	2,156,933
Forward currency contracts	323,312
Swap agreements	(456,890)
Foreign currencies	(205,020)

(760,803,242)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(882,246,805)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(860,613,710)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$21,633,095	$27,302,278
Net realized gain (loss) on investment and foreign currency transactions	(121,443,563)	555,320,169
Net capital gain distributions received	—	195,790
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(760,803,242)	(38,658,286)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(860,613,710)	544,159,951

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [4,983,885 and 184,315 shares, respectively]	86,468,620	3,537,762
Portfolio shares purchased [40,274,080 and 33,000,666 shares, respectively]	(707,471,475)	(642,593,221)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(621,002,855)	(639,055,459)

TOTAL INCREASE (DECREASE)	(1,481,616,565)	(94,895,508)
NET ASSETS:
Beginning of period	5,011,964,168	5,106,859,676

End of period	$3,530,347,603	$5,011,964,168

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST MODERATE MULTI-ASSET PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$20.24		$18.21	$15.95	$13.52		$14.68		$12.63

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.10	0.12	0.24		0.21		0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.70)		1.93	2.14	2.19		(1.37)		1.87

Total from investment operations	(3.61)		2.03	2.26	2.43		(1.16)		2.05

Capital Contributions	—		—	—	—	(b)(c)(d)	—	(c)(d)	—

Net Asset Value, end of period	$16.63		$20.24	$18.21	$15.95		$13.52		$14.68

Total Return(e)	(17.84)%		11.15%	14.10%	18.05	%(f)	(7.90	)%(f)	16.23%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,530		$5,012	$5,107	$5,030		$4,323		$5,643
Average net assets (in millions)	$4,298		$5,143	$4,560	$4,865		$5,283		$5,410
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.97	%(h)	0.97%	0.98%	0.99%		1.02%		1.02%
Expenses before waivers and/or expense reimbursement	1.02	%(h)	1.02%	1.02%	1.02%		1.02%		1.02%
Net investment income (loss)	1.01	%(h)	0.53%	0.77%	1.62%		1.48%		1.30%
Portfolio turnover rate(i)	119%		141%	217%	148%		73%		48%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.0%
AFFILIATED MUTUAL FUNDS — 28.0%
AST ClearBridge Dividend Growth Portfolio*	1,985,964	$51,237,866
AST Emerging Markets Equity Portfolio*	173,295	1,447,015
AST High Yield Portfolio*	1,567,801	16,853,862
AST Large-Cap Growth Portfolio*	1,474,885	76,118,806
AST Large-Cap Value Portfolio*	1,089,557	44,246,896
AST PGIM Fixed Income Central Fund*	89,229,577	898,541,841
AST Small-Cap Growth Opportunities Portfolio*	687,742	14,924,008
AST Small-Cap Growth Portfolio*	275,525	15,782,079
AST Small-Cap Value Portfolio*	960,288	30,719,627
AST T. Rowe Price Natural Resources Portfolio*	717,223	18,332,213
AST Western Asset Emerging Markets Debt Portfolio*	1,038,007	10,701,852

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,166,351,988)(wd)		1,178,906,065

COMMON STOCKS — 23.7%
Aerospace & Defense — 0.4%
Airbus SE (France)	3,230	314,413
BAE Systems PLC (United Kingdom)	47,369	478,235
Boeing Co. (The)*	3,010	411,527
Dassault Aviation SA (France)	700	109,151
General Dynamics Corp.	8,871	1,962,709
HEICO Corp. (Class A Stock)	710	74,820
Howmet Aerospace, Inc.	39,600	1,245,420
Huntington Ingalls Industries, Inc.	200	43,564
L3Harris Technologies, Inc.	1,060	256,202
Lockheed Martin Corp.	5,803	2,495,058
Northrop Grumman Corp.	8,278	3,961,602
Raytheon Technologies Corp.	39,082	3,756,171
Singapore Technologies Engineering Ltd. (Singapore)	32,000	94,079
Textron, Inc.	3,360	205,195
Thales SA (France)	669	82,051
TransDigm Group, Inc.*	2,170	1,164,574

		16,654,771

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(a)	710	71,973
Deutsche Post AG (Germany)	14,627	549,605
DSV A/S (Denmark)	6,268	881,256
Expeditors International of Washington, Inc.	930	90,638
FedEx Corp.	6,510	1,475,882
United Parcel Service, Inc. (Class B Stock)	11,410	2,082,781
Yamato Holdings Co. Ltd. (Japan)	15,900	254,663

		5,406,798

Airlines — 0.1%
Alaska Air Group, Inc.*	8,280	331,614
American Airlines Group, Inc.*(a)	3,900	49,452
Delta Air Lines, Inc.*	13,974	404,827
Southwest Airlines Co.*	37,690	1,361,363

	Shares	Value

COMMON STOCKS (continued)
Airlines (cont’d.)
United Airlines Holdings, Inc.*	1,880	$66,589

		2,213,845

Auto Components — 0.1%
Aptiv PLC*	1,520	135,386
BorgWarner, Inc.(a)	1,420	47,385
Bridgestone Corp. (Japan)	8,100	295,351
Cie Generale des Etablissements Michelin SCA (France)	31,640	861,625
Gentex Corp.	16,200	453,114
Koito Manufacturing Co. Ltd. (Japan)	37,400	1,179,040
Magna International, Inc. (Canada)	808	44,359
Stanley Electric Co. Ltd. (Japan)	5,000	81,567

		3,097,827

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	11,576	890,915
BYD Co. Ltd. (China) (Class H Stock)	18,418	739,065
Ferrari NV (Italy)	6,171	1,133,081
Ford Motor Co.	80,550	896,521
General Motors Co.*	14,631	464,680
Hero MotoCorp Ltd. (India)	1,827	63,033
Kia Corp. (South Korea)	1,424	85,219
Mahindra & Mahindra Ltd. (India)	11,845	164,662
Maruti Suzuki India Ltd. (India)	1,060	114,168
Mercedes-Benz Group AG (Germany)	13,960	807,647
Stellantis NV	133,865	1,656,347
Tesla, Inc.*	18,395	12,387,561
Toyota Motor Corp. (Japan)	92,200	1,417,257
Volkswagen AG (Germany)	542	99,110
Yamaha Motor Co. Ltd. (Japan)	4,200	76,922

		20,996,188

Banks — 1.2%
Australia & New Zealand Banking Group Ltd. (Australia)	46,791	711,318
Banco Santander SA (Spain)	687,225	1,939,331
Bank Hapoalim BM (Israel)	162,945	1,364,791
Bank Leumi Le-Israel BM (Israel)	203,319	1,807,371
Bank of America Corp.	152,160	4,736,741
Bank of China Ltd. (China) (Class H Stock)*	212,000	84,667
Bank of Ireland Group PLC (Ireland)	17,161	108,367
Barclays PLC (United Kingdom)	1,152,463	2,159,824
BNP Paribas SA (France)	26,606	1,275,170
BOC Hong Kong Holdings Ltd. (China)	16,500	65,226
China Construction Bank Corp. (China) (Class H Stock)	418,000	281,170
Citigroup, Inc.	66,361	3,051,942
Citizens Financial Group, Inc.	37,730	1,346,584
Comerica, Inc.	710	52,100
Commonwealth Bank of Australia (Australia)	5,166	322,124
Credicorp Ltd. (Peru)	657	78,781
DBS Group Holdings Ltd. (Singapore)	120,700	2,582,808
East West Bancorp, Inc.	2,303	149,234

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Emirates NBD Bank PJSC (United Arab Emirates)	18,121	$65,197
Erste Group Bank AG (Austria)	7,887	199,062
Fifth Third Bancorp	3,810	128,016
First Republic Bank	1,010	145,642
Hana Financial Group, Inc. (South Korea)	4,127	125,553
HDFC Bank Ltd. (India), ADR	7,428	408,243
HSBC Holdings PLC (United Kingdom)	62,490	408,557
Huntington Bancshares, Inc.	8,030	96,601
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	117,000	69,470
ING Groep NV (Netherlands)	63,920	633,878
Israel Discount Bank Ltd. (Israel) (Class A Stock)	21,860	113,651
JPMorgan Chase & Co.	55,041	6,198,167
KB Financial Group, Inc. (South Korea)	2,895	107,375
KeyCorp.	62,100	1,069,983
Komercni Banka A/S (Czech Republic)	2,375	67,347
Lloyds Banking Group PLC (United Kingdom)	1,178,213	606,759
M&T Bank Corp.	1,988	316,867
National Australia Bank Ltd. (Australia)	68,509	1,294,570
NatWest Group PLC (United Kingdom)	725,763	1,938,064
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	57,405	214,695
Oversea-Chinese Banking Corp. Ltd. (Singapore)	25,300	207,639
Pinnacle Financial Partners, Inc.	2,110	152,574
PNC Financial Services Group, Inc. (The)	14,737	2,325,056
Popular, Inc. (Puerto Rico)	11,200	861,616
Regions Financial Corp.	5,210	97,687
Sberbank of Russia PJSC (Russia), ADR*^	15,474	2
Signature Bank	300	53,763
SVB Financial Group*	295	116,522
Tisco Financial Group PCL (Thailand)	82,000	205,516
Truist Financial Corp.	86,943	4,123,706
U.S. Bancorp	32,588	1,499,700
United Overseas Bank Ltd. (Singapore)	20,400	385,786
Wells Fargo & Co.	124,901	4,892,372
Wintrust Financial Corp.	974	78,066
Zions Bancorp NA	850	43,265

		51,368,516

Beverages — 0.4%
Ambev SA (Brazil)	22,700	58,036
Brown-Forman Corp. (Class B Stock)	1,040	72,966
Coca-Cola Co. (The)	104,794	6,592,591
Constellation Brands, Inc. (Class A Stock)	910	212,085
Diageo PLC (United Kingdom)	5,944	255,959
Diageo PLC (United Kingdom), ADR	2,784	484,750
Heineken Holding NV (Netherlands)	1,740	126,933
Heineken NV (Netherlands)	3,870	353,699
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	2,800	76,683

	Shares	Value

COMMON STOCKS (continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.(a)	27,938	$988,726
Kirin Holdings Co. Ltd. (Japan)	16,000	251,896
Molson Coors Beverage Co. (Class B Stock)	1,120	61,051
Monster Beverage Corp.*	2,050	190,035
PepsiCo, Inc.	40,216	6,702,399
Pernod Ricard SA (France)	4,061	745,516
Remy Cointreau SA (France)	2,451	429,317

		17,602,642

Biotechnology — 0.5%
AbbVie, Inc.	46,956	7,191,781
Amgen, Inc.	5,959	1,449,825
Argenx SE (Netherlands), ADR*(a)	2,088	791,101
Biogen, Inc.*	770	157,034
BioMarin Pharmaceutical, Inc.*	1,500	124,305
Exelixis, Inc.*	66,400	1,382,448
Gilead Sciences, Inc.	37,660	2,327,764
Horizon Therapeutics PLC*	2,830	225,721
Incyte Corp.*	1,080	82,048
Moderna, Inc.*	8,910	1,272,793
Regeneron Pharmaceuticals, Inc.*	2,268	1,340,683
Sarepta Therapeutics, Inc.*	2,200	164,912
United Therapeutics Corp.*	2,100	494,844
Vertex Pharmaceuticals, Inc.*	10,348	2,915,963

		19,921,222

Building Products — 0.2%
A.O. Smith Corp.	770	42,104
AGC, Inc. (Japan)	30,100	1,044,035
Allegion PLC	490	47,971
Assa Abloy AB (Sweden) (Class B Stock)	15,280	325,522
Builders FirstSource, Inc.*	11,700	628,290
Carlisle Cos., Inc.	5,500	1,312,355
Carrier Global Corp.	4,700	167,602
Cie de Saint-Gobain (France)	35,278	1,518,315
Daikin Industries Ltd. (Japan)	3,600	575,861
Fortune Brands Home & Security, Inc.	790	47,305
Johnson Controls International PLC	9,708	464,819
Masco Corp.	1,300	65,780
Owens Corning	13,400	995,754
Trane Technologies PLC	4,513	586,103
Xinyi Glass Holdings Ltd. (China)	41,000	98,283

		7,920,099

Capital Markets — 0.7%
3i Group PLC (United Kingdom)	44,684	602,316
Ameriprise Financial, Inc.	6,511	1,547,534
Bank of New York Mellon Corp. (The)	38,220	1,594,156
BlackRock, Inc.	1,644	1,001,262
Blackstone, Inc.	6,088	555,408
Cboe Global Markets, Inc.	9,290	1,051,535
Charles Schwab Corp. (The)	28,064	1,773,084
CME Group, Inc.	7,281	1,490,421
Daiwa Securities Group, Inc. (Japan)	22,005	98,086
Deutsche Bank AG (Germany)	31,184	272,354
FactSet Research Systems, Inc.	1,185	455,715

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Franklin Resources, Inc.	1,580	$36,830
Goldman Sachs Group, Inc. (The)	12,604	3,743,640
Intercontinental Exchange, Inc.	12,760	1,199,950
Invesco Ltd.	2,140	34,518
Julius Baer Group Ltd. (Switzerland)	3,384	155,990
Lazard Ltd. (Class A Stock)(a)	2,336	75,710
Macquarie Group Ltd. (Australia)	20,387	2,314,477
MarketAxess Holdings, Inc.	805	206,088
Moody’s Corp.	885	240,693
Morgan Stanley	41,546	3,159,989
Morningstar, Inc.	3,100	749,673
MSCI, Inc.	415	171,042
Nasdaq, Inc.	640	97,626
Northern Trust Corp.	2,423	233,771
Raymond James Financial, Inc.	1,080	96,563
S&P Global, Inc.	3,369	1,135,555
SBI Holdings, Inc. (Japan)	63,900	1,251,398
Singapore Exchange Ltd. (Singapore)	17,400	118,534
State Street Corp.	25,190	1,552,964
Stifel Financial Corp.	6,000	336,120
T. Rowe Price Group, Inc.	3,010	341,966
UBS Group AG (Switzerland)	167,945	2,712,045

		30,407,013

Chemicals — 0.5%
Air Products & Chemicals, Inc.	3,242	779,636
Albemarle Corp.	1,440	300,931
Arkema SA (France)	1,104	98,567
Ashland Global Holdings, Inc.	1,300	133,965
Celanese Corp.	5,420	637,446
CF Industries Holdings, Inc.	16,440	1,409,401
Corteva, Inc.	4,040	218,726
Dow, Inc.	19,102	985,854
DuPont de Nemours, Inc.	24,904	1,384,164
Eastman Chemical Co.	7,202	646,524
Ecolab, Inc.	1,370	210,651
FMC Corp.	720	77,047
Givaudan SA (Switzerland)	123	432,330
ICL Group Ltd. (Israel)	24,890	226,452
International Flavors & Fragrances, Inc.	1,430	170,342
Linde PLC (United Kingdom) (NYSE)(a)	11,502	3,307,170
Linde PLC (United Kingdom) (BATE)	923	264,568
LyondellBasell Industries NV (Class A Stock)	1,430	125,068
Mitsubishi Chemical Group Corp. (Japan)	21,600	118,060
Mitsubishi Gas Chemical Co., Inc. (Japan)	6,900	99,371
Mitsui Chemicals, Inc. (Japan)	38,500	819,972
Mosaic Co. (The)	2,010	94,932
Nitto Denko Corp. (Japan)	5,500	355,512
Nutrien Ltd. (Canada)	2,192	174,566
PPG Industries, Inc.	8,821	1,008,593
Sherwin-Williams Co. (The)	1,300	291,083
Shin-Etsu Chemical Co. Ltd. (Japan)	5,900	664,032
Solvay SA (Belgium)	2,961	239,708
Sumitomo Chemical Co. Ltd. (Japan)	22,900	89,158

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Symrise AG (Germany)	3,611	$393,761
Tosoh Corp. (Japan)	81,600	1,011,750
Westlake Corp.	10,900	1,068,418
Yara International ASA (Brazil)	35,173	1,470,872

		19,308,630

Commercial Services & Supplies — 0.1%
Cintas Corp.	860	321,236
Copart, Inc.*	4,170	453,112
Republic Services, Inc.	8,711	1,140,008
Rollins, Inc.	1,280	44,698
Securitas AB (Sweden) (Class B Stock)	7,259	62,696
Waste Management, Inc.	7,510	1,148,880

		3,170,630

Communications Equipment — 0.2%
Arista Networks, Inc.*	1,280	119,987
Cisco Systems, Inc.	98,454	4,198,079
F5, Inc.*	330	50,503
Juniper Networks, Inc.	1,810	51,585
Motorola Solutions, Inc.	920	192,832
Nokia OYJ (Finland)	223,081	1,034,170
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	69,314	516,866

		6,164,022

Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	3,920	95,136
Eiffage SA (France)	3,298	297,275
Quanta Services, Inc.	790	99,019
Taisei Corp. (Japan)	19,700	612,670
Vinci SA (France)	8,993	801,929

		1,906,029

Construction Materials — 0.0%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	23,500	101,849
Eagle Materials, Inc.	11,100	1,220,334
Martin Marietta Materials, Inc.	325	97,253
Vulcan Materials Co.	2,583	367,044

		1,786,480

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	7,800	73,170
American Express Co.	5,884	815,640
Capital One Financial Corp.	20,739	2,160,796
Discover Financial Services	1,590	150,382
OneMain Holdings, Inc.	8,200	306,516
SLM Corp.	16,443	262,102
Synchrony Financial	27,600	762,312

		4,530,918

Containers & Packaging — 0.1%
Amcor PLC	8,380	104,163
Avery Dennison Corp.	450	72,842
Ball Corp.	1,780	122,411

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
Crown Holdings, Inc.	9,667	$891,007
International Paper Co.	19,570	818,613
Packaging Corp. of America	530	72,875
Sealed Air Corp.	880	50,794
Transcontinental, Inc. (Canada) (Class A Stock)	13,610	161,878
Westrock Co.	30,830	1,228,267

		3,522,850

Distributors — 0.0%
Genuine Parts Co.	1,900	252,700
LKQ Corp.	11,750	576,808
Pool Corp.	200	70,246

		899,754

Diversified Consumer Services — 0.0%
Service Corp. International	16,927	1,169,994

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	29,575	8,074,566
Chailease Holding Co. Ltd. (Taiwan)	27,300	191,142
Equitable Holdings, Inc.	12,600	328,482
EXOR NV (Netherlands)	1,700	106,101
Investor AB (Sweden) (Class A Stock)	8,208	147,573
ORIX Corp. (Japan)	17,800	297,651

		9,145,515

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	153,835	3,224,382
Deutsche Telekom AG (Germany)	70,660	1,403,412
Hellenic Telecommunications Organization SA (Greece)	9,942	178,173
Koninklijke KPN NV (Netherlands)	388,296	1,383,048
Lumen Technologies, Inc.	5,240	57,168
Spark New Zealand Ltd. (New Zealand)	31,860	95,489
Telefonica Deutschland Holding AG (Germany)	363,790	1,043,564
Telefonica SA (Spain)	89,318	454,845
Telkom Indonesia Persero Tbk PT (Indonesia)	1,139,600	306,331
Verizon Communications, Inc.	99,513	5,050,285

		13,196,697

Electric Utilities — 0.5%
Alliant Energy Corp.	1,460	85,571
American Electric Power Co., Inc.	14,836	1,423,366
Constellation Energy Corp.	1,776	101,694
Duke Energy Corp.	4,270	457,787
Edison International	23,780	1,503,847
Electricite de France SA (France)	10,010	81,769
Endesa SA (Spain)	52,176	985,141
Enel SpA (Italy)	186,191	1,020,310
Energisa SA (Brazil), UTS	21,900	168,766
Entergy Corp.	1,080	121,651
Evergy, Inc.	10,440	681,210
Eversource Energy	1,900	160,493
Exelon Corp.	46,830	2,122,336

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
FirstEnergy Corp.	37,050	$1,422,349
Fortum OYJ (Finland)	7,507	112,520
Iberdrola SA (Spain)	135,534	1,405,299
NextEra Energy, Inc.	41,795	3,237,441
NRG Energy, Inc.	17,640	673,319
PG&E Corp.*	35,300	352,294
Pinnacle West Capital Corp.(a)	620	45,334
Power Assets Holdings Ltd. (Hong Kong)	24,000	151,028
PPL Corp.	39,400	1,068,922
Red Electrica Corp. SA (Spain)	6,554	123,893
Southern Co. (The)	5,880	419,303
SSE PLC (United Kingdom)	74,603	1,468,470
Terna - Rete Elettrica Nazionale (Italy)	20,951	164,409
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	29,784	219,960
Xcel Energy, Inc.	14,962	1,058,711

		20,837,193

Electrical Equipment — 0.2%
AMETEK, Inc.	4,170	458,241
Eaton Corp. PLC	10,670	1,344,314
Emerson Electric Co.	25,280	2,010,771
Generac Holdings, Inc.*	315	66,333
Hubbell, Inc.	5,600	1,000,048
Mitsubishi Electric Corp. (Japan)	28,200	305,478
Regal Rexnord Corp.	709	80,486
Rockwell Automation, Inc.	630	125,565
Schneider Electric SE	7,625	900,862

		6,292,098

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	3,310	213,098
CDW Corp.	2,540	400,202
Corning, Inc.	72,871	2,296,165
Hamamatsu Photonics KK (Japan)	15,800	612,541
Hirose Electric Co. Ltd. (Japan)	1,900	251,601
Hon Hai Precision Industry Co. Ltd. (Taiwan)	34,000	124,913
Jabil, Inc.	17,600	901,296
Keyence Corp. (Japan)	1,149	390,089
Keysight Technologies, Inc.*	2,000	275,700
Littelfuse, Inc.	897	227,874
Murata Manufacturing Co. Ltd. (Japan)	8,700	476,114
Shimadzu Corp. (Japan)	3,600	114,113
TDK Corp. (Japan)	6,000	184,170
TE Connectivity Ltd. (Switzerland)	1,800	203,670
Teledyne Technologies, Inc.*	235	88,151
Trimble, Inc.*	3,990	232,338
Zebra Technologies Corp. (Class A Stock)*	275	80,836

		7,072,871

Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	18,987	548,155
Halliburton Co.	18,590	582,982
Schlumberger NV	44,030	1,574,513

		2,705,650

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Entertainment — 0.3%
Activision Blizzard, Inc.	23,130	$1,800,902
Electronic Arts, Inc.	1,550	188,557
GungHo Online Entertainment, Inc. (Japan)	10,700	188,684
Konami Group Corp. (Japan)	1,837	101,524
Live Nation Entertainment, Inc.*	760	62,761
NetEase, Inc. (China), ADR(a)	2,410	224,998
Netflix, Inc.*	9,160	1,601,809
Nintendo Co. Ltd. (Japan)	5,300	2,299,084
Spotify Technology SA*	10,400	975,832
Take-Two Interactive Software, Inc.*	860	105,376
Walt Disney Co. (The)*	23,250	2,194,800
Warner Bros Discovery, Inc.*	117,257	1,573,589

		11,317,916

Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.(a)	8,112	1,176,483
American Campus Communities, Inc.	3,576	230,545
American Tower Corp.	2,570	656,866
AvalonBay Communities, Inc.	9,311	1,808,662
Boston Properties, Inc.	3,474	309,117
Camden Property Trust	6,160	828,397
Cousins Properties, Inc.	4,548	132,938
Crown Castle International Corp.	5,380	905,885
Dexus (Australia)	218,041	1,331,556
Digital Realty Trust, Inc.	1,590	206,430
Duke Realty Corp.	2,100	115,395
EPR Properties	18,600	872,898
Equinix, Inc.	2,695	1,770,669
Equity Residential	7,260	524,317
Essex Property Trust, Inc.	340	88,913
Extra Space Storage, Inc.	1,510	256,881
Federal Realty OP LP	360	34,466
First Industrial Realty Trust, Inc.(a)	8,407	399,164
Gaming & Leisure Properties, Inc.	5,044	231,318
Goodman Group (Australia)	61,257	752,002
Healthpeak Properties, Inc.	3,180	82,394
Highwoods Properties, Inc.(a)	9,400	321,386
Host Hotels & Resorts, Inc.	59,260	929,197
Iron Mountain, Inc.(a)	1,680	81,799
Kimco Realty Corp.	3,620	71,567
Lamar Advertising Co. (Class A Stock)	2,800	246,316
Land Securities Group PLC (United Kingdom)	9,996	80,979
Mid-America Apartment Communities, Inc.	590	103,055
National Storage Affiliates Trust	4,522	226,417
Prologis, Inc.	35,185	4,139,515
Public Storage	820	256,389
Realty Income Corp.	3,200	218,432
Regency Centers Corp.	910	53,972
SBA Communications Corp.	5,583	1,786,839
Simon Property Group, Inc.	12,920	1,226,367
Stockland (Australia)	491,583	1,224,361
UDR, Inc.(a)	1,700	78,268
Ventas, Inc.	14,606	751,187
VICI Properties, Inc.(a)	4,860	144,779
Vornado Realty Trust	7,590	216,998

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.	11,260	$927,261
Weyerhaeuser Co.	50,700	1,679,184

		27,479,564

Food & Staples Retailing — 0.4%
Albertson’s Cos., Inc. (Class A Stock)	38,200	1,020,704
BIM Birlesik Magazalar A/S (Turkey)	18,830	91,357
Carrefour SA (France)	10,509	186,063
Coles Group Ltd. (Australia)	22,500	276,299
Costco Wholesale Corp.	8,445	4,047,520
Endeavour Group Ltd. (Australia)	22,425	116,946
J Sainsbury PLC (United Kingdom)	28,592	71,065
Jeronimo Martins SGPS SA (Portugal)	4,740	103,154
Kesko OYJ (Finland) (Class B Stock)	15,380	362,700
Koninklijke Ahold Delhaize NV (Netherlands)	72,223	1,883,488
Kroger Co. (The)(a)	9,620	455,315
Loblaw Cos. Ltd. (Canada)	3,267	294,644
Sugi Holdings Co. Ltd. (Japan)	1,500	65,847
Sysco Corp.(a)	15,888	1,345,873
Tesco PLC (United Kingdom)	357,145	1,109,092
US Foods Holding Corp.*	17,600	539,968
Walgreens Boots Alliance, Inc.	26,180	992,222
Wal-Mart de Mexico SAB de CV (Mexico)	50,478	173,703
Walmart, Inc.	30,336	3,688,251
Woolworths Group Ltd. (Australia)	18,480	453,685

		17,277,896

Food Products — 0.4%
Archer-Daniels-Midland Co.	5,100	395,760
Bunge Ltd.	5,600	507,864
Campbell Soup Co.	1,200	57,660
Conagra Brands, Inc.	2,790	95,530
Darling Ingredients, Inc.*	18,257	1,091,769
General Mills, Inc.	3,330	251,248
Gruma SAB de CV (Mexico) (Class B Stock)	8,056	88,955
Hershey Co. (The)	8,322	1,790,561
Hormel Foods Corp.	1,640	77,670
Inghams Group Ltd. (Australia)	44,260	78,861
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	11,600	67,548
J.M. Smucker Co. (The)	620	79,366
Kellogg Co.(a)	1,410	100,589
Kraft Heinz Co. (The)	28,810	1,098,813
Lamb Weston Holdings, Inc.(a)	13,876	991,579
McCormick & Co., Inc.	1,400	116,550
Mondelez International, Inc. (Class A Stock)	20,729	1,287,064
Mowi ASA (Norway)	6,650	151,301
Nestle SA	36,142	4,217,612
Orkla ASA (Norway)	10,928	87,414
Pilgrim’s Pride Corp.*	36,100	1,127,403
Post Holdings, Inc.*	1,600	131,760
Tyson Foods, Inc. (Class A Stock)	22,280	1,917,417
Viscofan SA (Spain)	983	54,187
WH Group Ltd. (Hong Kong), 144A	516,000	404,108

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Wilmar International Ltd. (China)	568,700	$1,656,240

		17,924,829

Gas Utilities — 0.0%
Atmos Energy Corp.(a)	760	85,196
Enagas SA (Spain)	3,724	82,347
National Fuel Gas Co.	2,800	184,940
Osaka Gas Co. Ltd. (Japan)	33,800	647,112
Snam SpA (Italy)	35,325	185,018
Tokyo Gas Co. Ltd. (Japan)	5,400	111,750

		1,296,363

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	63,746	6,926,003
ABIOMED, Inc.*	220	54,452
Alcon, Inc. (Switzerland)	8,864	617,171
Align Technology, Inc.*	375	88,751
Baxter International, Inc.	8,050	517,052
Becton, Dickinson & Co.	2,770	682,888
Boston Scientific Corp.*	54,731	2,039,824
Cooper Cos., Inc. (The)	255	79,846
DENTSPLY SIRONA, Inc.	1,320	47,164
Dexcom, Inc.*	2,100	156,513
Edwards Lifesciences Corp.*	25,440	2,419,090
Envista Holdings Corp.*(a)	20,880	804,715
Hologic, Inc.*	1,400	97,020
IDEXX Laboratories, Inc.*	440	154,321
Integra LifeSciences Holdings Corp.*	3,600	194,508
Intuitive Surgical, Inc.*	3,271	656,522
Medtronic PLC	38,666	3,470,274
Menicon Co. Ltd. (Japan)	12,375	283,698
Olympus Corp. (Japan)	3,300	66,162
ResMed, Inc.	800	167,704
Sonova Holding AG (Switzerland)	990	314,748
STERIS PLC	520	107,198
Straumann Holding AG (Switzerland)	2,174	261,028
Stryker Corp.	5,066	1,007,779
Teleflex, Inc.	260	63,921
Zimmer Biomet Holdings, Inc.	2,370	248,992

		21,527,344

Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	2,714	383,977
Cardinal Health, Inc.	1,520	79,450
Centene Corp.*	30,337	2,566,814
Cigna Corp.	12,138	3,198,606
CVS Health Corp.	36,056	3,340,949
DaVita, Inc.*	320	25,587
Elevance Health, Inc.	5,130	2,475,635
Fresenius SE & Co. KGaA (Germany)	7,029	213,320
HCA Healthcare, Inc.	1,250	210,075
Henry Schein, Inc.*	780	59,857
Humana, Inc.	695	325,309
Laboratory Corp. of America Holdings	2,269	531,763
McKesson Corp.	4,505	1,469,576
Medipal Holdings Corp. (Japan)	80,800	1,138,744
Molina Healthcare, Inc.*	1,168	326,584
Quest Diagnostics, Inc.(a)	660	87,767

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
Sonic Healthcare Ltd. (Australia)	78,672	$1,794,189
UnitedHealth Group, Inc.	22,102	11,352,250
Universal Health Services, Inc. (Class B Stock)	400	40,284

		29,620,736

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	3,800	752,552

Hotels, Restaurants & Leisure — 0.5%
Airbnb, Inc. (Class A Stock)*	5,000	445,400
Aristocrat Leisure Ltd. (Australia)	18,731	443,094
Booking Holdings, Inc.*	424	741,572
Caesars Entertainment, Inc.*	1,240	47,492
Carnival Corp.*(a)	4,690	40,568
Chipotle Mexican Grill, Inc.*	557	728,144
Churchill Downs, Inc.	3,800	727,814
Compass Group PLC (United Kingdom)	110,370	2,256,530
Darden Restaurants, Inc.	710	80,315
Domino’s Pizza, Inc.	175	68,199
Entain PLC (United Kingdom)*	7,110	107,588
Evolution AB (Sweden), 144A	2,768	251,199
Expedia Group, Inc.*	860	81,554
Greggs PLC (United Kingdom)	5,485	121,273
Hilton Worldwide Holdings, Inc.	13,910	1,550,130
InterContinental Hotels Group PLC (United Kingdom)	3,104	164,778
La Francaise des Jeux SAEM (France), 144A	11,445	396,788
Las Vegas Sands Corp.*	1,880	63,149
Lottery Corp. Ltd. (The) (Australia)*	49,962	155,534
Marriott International, Inc. (Class A Stock)	15,758	2,143,246
McDonald’s Corp.	22,896	5,652,564
McDonald’s Holdings Co. Japan Ltd. (Japan)	27,228	991,220
MGM Resorts International	6,960	201,492
Norwegian Cruise Line Holdings Ltd.*(a)	2,540	28,245
Penn National Gaming, Inc.*(a)	8,071	245,520
Royal Caribbean Cruises Ltd.*	1,300	45,383
Sodexo SA (France)	1,564	110,123
Starbucks Corp.	22,908	1,749,942
Tabcorp Holdings Ltd. (Australia)	68,182	50,059
Whitbread PLC (United Kingdom)	7,013	211,628
Wynn Resorts Ltd.*	650	37,037
Yum! Brands, Inc.	1,580	179,346

		20,116,926

Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	17,498	97,315
Berkeley Group Holdings PLC (United Kingdom)*	2,037	92,136
D.R. Horton, Inc.	1,820	120,466
Garmin Ltd.	820	80,565
Lennar Corp. (Class A Stock)	12,670	894,122
Mohawk Industries, Inc.*	300	37,227

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Newell Brands, Inc.	2,220	$42,269
NVR, Inc.*	15	60,062
Open House Group Co. Ltd. (Japan)	5,800	230,414
PulteGroup, Inc.	1,430	56,671
Sony Group Corp. (Japan)	3,500	284,720
Toll Brothers, Inc.	23,632	1,053,987
Whirlpool Corp.(a)	310	48,009

		3,097,963

Household Products — 0.3%
Church & Dwight Co., Inc.	1,380	127,871
Clorox Co. (The)	700	98,686
Colgate-Palmolive Co.	4,620	370,247
Essity AB (Sweden) (Class B Stock)	10,584	276,151
Henkel AG & Co. KGaA (Germany)	1,799	110,158
Kimberly-Clark Corp.	13,850	1,871,827
Procter & Gamble Co. (The)	52,727	7,581,615
Reckitt Benckiser Group PLC (United Kingdom)	10,368	778,195

		11,214,750

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	37,680	791,657
Vistra Corp.	18,200	415,870

		1,207,527

Industrial Conglomerates — 0.2%
3M Co.	3,160	408,936
CK Hutchison Holdings Ltd. (United Kingdom)	43,000	293,811
General Electric Co.	6,100	388,387
Hitachi Ltd. (Japan)	5,400	258,194
Honeywell International, Inc.	18,250	3,172,032
Jardine Matheson Holdings Ltd. (Hong Kong)	27,200	1,428,442
Lifco AB (Sweden) (Class B Stock)	5,208	83,816
Siemens AG (Germany)	8,281	840,592
Smiths Group PLC (United Kingdom)	15,982	272,099
Toshiba Corp. (Japan)	36,100	1,466,585

		8,612,894

Insurance — 0.7%
Aegon NV (Netherlands)	27,063	117,312
Aflac, Inc.	3,440	190,334
Ageas SA/NV (Belgium)	2,886	126,818
AIA Group Ltd. (Hong Kong)	30,600	332,270
Alleghany Corp.*	175	145,793
Allstate Corp. (The)	1,590	201,501
American Financial Group, Inc.	5,900	818,979
American International Group, Inc.	34,950	1,786,993
Aon PLC (Class A Stock)	2,410	649,929
Arch Capital Group Ltd.*	13,800	627,762
Arthur J. Gallagher & Co.	2,759	449,827
Assicurazioni Generali SpA (Italy)	17,480	279,249
Assurant, Inc.	360	62,226
AXA SA (France)	31,804	726,415
Axis Capital Holdings Ltd.	4,013	229,102
Brown & Brown, Inc.	1,520	88,677

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	126,600	$309,742
Chubb Ltd.	23,125	4,545,912
Cincinnati Financial Corp.	880	104,702
Dai-ichi Life Holdings, Inc. (Japan)	87,800	1,604,984
Everest Re Group Ltd.	225	63,063
Fairfax Financial Holdings Ltd. (Canada)	484	256,476
Globe Life, Inc.	610	59,457
Hartford Financial Services Group, Inc. (The)	5,632	368,502
iA Financial Corp., Inc. (Canada)	2,039	101,411
Japan Post Holdings Co. Ltd. (Japan)	163,100	1,162,043
Japan Post Insurance Co. Ltd. (Japan)	32,400	516,793
Lincoln National Corp.	3,780	176,791
Loews Corp.	1,230	72,890
Manulife Financial Corp. (Canada)	21,535	373,416
Marsh & McLennan Cos., Inc.	17,900	2,778,975
Medibank Private Ltd. (Australia)	44,525	99,839
MetLife, Inc.	32,199	2,021,775
MS&AD Insurance Group Holdings, Inc. (Japan)	33,100	1,011,381
NN Group NV (Netherlands)	30,155	1,370,081
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	162,000	168,390
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	35,500	240,869
Poste Italiane SpA (Italy), 144A	18,370	171,926
Principal Financial Group, Inc.	1,450	96,846
Progressive Corp. (The)	7,218	839,237
Reinsurance Group of America, Inc.	3,600	422,244
RenaissanceRe Holdings Ltd. (Bermuda)	1,964	307,111
Ryan Specialty Holdings, Inc. (Class A Stock)*	1,931	75,676
Sampo OYJ (Finland) (Class A Stock)	8,092	352,332
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,487	230,816
Sompo Holdings, Inc. (Japan)	5,000	219,224
Suncorp Group Ltd. (Australia)	52,460	397,265
Tokio Marine Holdings, Inc. (Japan)	8,900	522,793
Travelers Cos., Inc. (The)	1,350	228,325
Unum Group	3,800	129,276
W.R. Berkley Corp.	10,985	749,836
Willis Towers Watson PLC	660	130,277
Zurich Insurance Group AG (Switzerland)	2,693	1,169,998

		30,283,861

Interactive Media & Services — 0.8%
Alphabet, Inc. (Class A Stock)*	7,009	15,274,433
Alphabet, Inc. (Class C Stock)*	4,920	10,762,254
carsales.com Ltd. (Australia)	5,327	67,361
carsales.com Ltd. (Australia)*	1,281	16,198
Match Group, Inc.*	1,540	107,323
Meta Platforms, Inc. (Class A Stock)*	47,853	7,716,296
Snap, Inc. (Class A Stock)*	7,212	94,693
Tencent Holdings Ltd. (China)	7,000	314,096

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Twitter, Inc.*	4,230	$158,160

		34,510,814

Internet & Direct Marketing Retail — 0.5%
Alibaba Group Holding Ltd. (China)*	4,900	69,777
Amazon.com, Inc.*	160,101	17,004,327
DoorDash, Inc. (Class A Stock)*	4,600	295,182
eBay, Inc.	36,110	1,504,704
Etsy, Inc.*	730	53,443
JD.com, Inc. (China), ADR(a)	1,833	117,715
JD.com, Inc. (China) (Class A Stock)	2,164	69,206
MercadoLibre, Inc. (Brazil)*	766	487,842
ZOZO, Inc. (Japan)	8,300	149,134

		19,751,330

IT Services — 0.9%
Accenture PLC (Class A Stock)	14,512	4,029,257
Adyen NV (Netherlands), 144A*	941	1,369,240
Akamai Technologies, Inc.*	890	81,284
Automatic Data Processing, Inc.	13,690	2,875,448
Broadridge Financial Solutions, Inc.	660	94,083
Capgemini SE (France)	10,131	1,733,177
Cognizant Technology Solutions Corp. (Class A Stock)	8,290	559,492
Computershare Ltd. (Australia)	82,474	1,400,297
Dlocal Ltd. (Uruguay)*	9,012	236,565
DXC Technology Co.*	1,450	43,949
EPAM Systems, Inc.*	300	88,434
Euronet Worldwide, Inc.*	1,300	130,767
Fidelity National Information Services, Inc.	4,351	398,856
Fiserv, Inc.*	9,410	837,208
FleetCor Technologies, Inc.*	868	182,375
Fujitsu Ltd. (Japan)	15,400	1,919,733
Gartner, Inc.*	5,811	1,405,274
Global Payments, Inc.	1,580	174,811
Globant SA*	1,434	249,516
GMO Payment Gateway, Inc. (Japan)	1,055	74,331
GoDaddy, Inc. (Class A Stock)*	11,500	799,940
International Business Machines Corp.	13,250	1,870,767
Jack Henry & Associates, Inc.	1,678	302,074
Mastercard, Inc. (Class A Stock)	23,623	7,452,584
Paychex, Inc.	1,780	202,689
PayPal Holdings, Inc.*	6,390	446,278
SS&C Technologies Holdings, Inc.	11,000	638,770
Tata Consultancy Services Ltd. (India)	9,277	384,450
VeriSign, Inc.*	500	83,665
Visa, Inc. (Class A Stock)(a)	38,256	7,532,224

		37,597,538

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	2,900	204,522
Hasbro, Inc.	710	58,135
Sankyo Co. Ltd. (Japan)	5,800	175,746
Sega Sammy Holdings, Inc. (Japan)	3,700	59,183
Shimano, Inc. (Japan)	1,000	167,697

		665,283

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	1,670	$198,346
Bio-Rad Laboratories, Inc. (Class A Stock)*	105	51,975
Bio-Techne Corp.	205	71,061
Charles River Laboratories International, Inc.*	260	55,632
Danaher Corp.	16,431	4,165,587
Eurofins Scientific SE (Luxembourg)	9,750	768,248
ICON PLC (Ireland)*	2,004	434,267
Illumina, Inc.*	830	153,019
IQVIA Holdings, Inc.*	10,230	2,219,808
Lonza Group AG (Switzerland)	1,112	592,276
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	35,800	1,017,078
Mettler-Toledo International, Inc.*	124	142,447
PerkinElmer, Inc.	700	99,554
Thermo Fisher Scientific, Inc.	5,467	2,970,112
Waters Corp.*	320	105,914
West Pharmaceutical Services, Inc.	420	126,995
Wuxi Biologics Cayman, Inc. (China), 144A*	43,733	400,839

		13,573,158

Machinery — 0.4%
Aalberts NV (Netherlands)	4,071	158,954
AGCO Corp.	2,200	217,140
Atlas Copco AB (Sweden) (Class A Stock)	46,128	431,435
Atlas Copco AB (Sweden) (Class B Stock)	27,360	229,206
Caterpillar, Inc.	11,040	1,973,510
CNH Industrial NV (United Kingdom)	15,718	182,162
Cummins, Inc.	750	145,148
Daimler Truck Holding AG (Germany)*	6,090	159,107
Deere & Co.	9,079	2,718,888
Dover Corp.	4,205	510,151
Epiroc AB (Sweden) (Class A Stock)	25,318	391,710
Epiroc AB (Sweden) (Class B Stock)	6,348	85,855
Esab Corp.	5,200	227,500
Fortive Corp.	6,580	357,820
GEA Group AG (Germany)	12,886	445,327
Haitian International Holdings Ltd. (China)	26,000	66,449
IDEX Corp.	2,100	381,423
Illinois Tool Works, Inc.	1,570	286,133
Ingersoll Rand, Inc.	13,960	587,437
Komatsu Ltd. (Japan)	13,700	303,525
MISUMI Group, Inc. (Japan)	4,200	89,439
NGK Insulators Ltd. (Japan)	18,600	250,240
Nordson Corp.	677	137,052
OSG Corp. (Japan)	4,600	53,305
Otis Worldwide Corp.	6,618	467,694
PACCAR, Inc.	19,720	1,623,745
Parker-Hannifin Corp.	7,991	1,966,186
Pentair PLC	970	44,397
Snap-on, Inc.	290	57,139
Stanley Black & Decker, Inc.	2,430	254,810

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Techtronic Industries Co. Ltd. (Hong Kong)	17,862	$186,512
VAT Group AG (Switzerland), 144A	440	104,508
Volvo AB (Sweden) (Class B Stock)	22,500	349,521
Westinghouse Air Brake Technologies Corp.	2,975	244,188
Xylem, Inc.	990	77,398

		15,765,014

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	55	127,323
AP Moller - Maersk A/S (Denmark) (Class B Stock)	638	1,493,264
Kuehne + Nagel International AG (Switzerland)	3,343	789,664
Nippon Yusen KK (Japan)	2,700	184,830
SITC International Holdings Co. Ltd. (China)	453,000	1,283,405
ZIM Integrated Shipping Services Ltd. (Israel)	10,800	510,084

		4,388,570

Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	640	299,859
Comcast Corp. (Class A Stock)	118,665	4,656,415
Dentsu Group, Inc. (Japan)	10,000	299,715
DISH Network Corp. (Class A Stock)*	1,560	27,971
Fox Corp. (Class A Stock)	8,900	286,224
Fox Corp. (Class B Stock)	870	25,839
Interpublic Group of Cos., Inc. (The)	2,280	62,768
News Corp. (Class A Stock)	2,440	38,015
News Corp. (Class B Stock)	830	13,189
Omnicom Group, Inc.	1,210	76,968
Paramount Global (Class B Stock)	3,530	87,120
Publicis Groupe SA (France)	21,418	1,048,494
WPP PLC (United Kingdom)	144,274	1,454,309

		8,376,886

Metals & Mining — 0.4%
Anglo American PLC (South Africa)	18,758	670,913
ArcelorMittal SA (Luxembourg)	73,092	1,646,962
Barrick Gold Corp. (Canada)	46,692	825,982
BHP Group Ltd. (Australia)	78,530	2,228,778
BlueScope Steel Ltd. (Australia)	126,325	1,377,650
Boliden AB (Sweden)	4,574	145,308
Fortescue Metals Group Ltd. (Australia)	61,973	747,091
Freeport-McMoRan, Inc.	49,920	1,460,659
Glencore PLC (Australia)*	227,096	1,228,917
Newmont Corp.	4,390	261,951
Norsk Hydro ASA (Norway)	22,350	125,608
Nucor Corp.	4,570	477,154
Reliance Steel & Aluminum Co.	2,900	492,594
Rio Tinto Ltd. (Australia)	6,312	447,909
Rio Tinto PLC (Australia)	44,208	2,647,175
South32 Ltd. (Australia)	78,507	213,137
Steel Dynamics, Inc.	11,600	767,340

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Vale SA (Brazil)	11,700	$171,293

		15,936,421

Multiline Retail — 0.1%
B&M European Value Retail SA (United Kingdom)	26,883	119,935
Dollar General Corp.	10,478	2,571,720
Dollar Tree, Inc.*	1,210	188,579
Macy’s, Inc.(a)	38,800	710,816
Next PLC (United Kingdom)	2,190	156,308
Target Corp.	5,041	711,940

		4,459,298

Multi-Utilities — 0.3%
Ameren Corp.	5,188	468,788
CenterPoint Energy, Inc.	68,482	2,025,698
CMS Energy Corp.	28,539	1,926,382
Consolidated Edison, Inc.	1,960	186,396
Dominion Energy, Inc.	15,633	1,247,670
DTE Energy Co.	13,865	1,757,389
E.ON SE (Germany)	214,909	1,806,622
Engie SA (France)	66,896	770,553
NiSource, Inc.	2,380	70,186
Public Service Enterprise Group, Inc.	20,199	1,278,193
Sempra Energy	12,350	1,855,834
WEC Energy Group, Inc.	1,750	176,120

		13,569,831

Oil, Gas & Consumable Fuels — 1.2%
Aker BP ASA (Norway)	1,796	61,993
APA Corp.	1,890	65,961
BP PLC (United Kingdom)	304,722	1,436,397
Canadian Natural Resources Ltd. (Canada)	1,042	55,994
Cenovus Energy, Inc. (Canada)	6,624	126,027
Cheniere Energy, Inc.	14,968	1,991,193
Chevron Corp.	59,311	8,587,047
China Petroleum & Chemical Corp. (China) (Class H Stock)	490,000	220,007
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	55,500	159,608
ConocoPhillips	50,980	4,578,514
Coterra Energy, Inc.	4,480	115,539
Devon Energy Corp.	8,800	484,968
Diamondback Energy, Inc.	12,086	1,464,219
Enbridge, Inc. (Canada)(a)	36,015	1,521,994
Eni SpA (Italy)	143,751	1,710,234
EOG Resources, Inc.	16,172	1,786,036
Equinor ASA (Norway)	62,829	2,192,512
Exxon Mobil Corp.	84,205	7,211,316
Hess Corp.	5,451	577,479
Inpex Corp. (Japan)	150,100	1,619,650
Kinder Morgan, Inc.	10,840	181,678
LUKOIL PJSC (Russia), ADR^	3,042	—
Marathon Oil Corp.	9,540	214,459
Marathon Petroleum Corp.	25,490	2,095,533
New Fortress Energy, Inc.(a)	15,100	597,507
Occidental Petroleum Corp.(a)	4,930	290,278

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ONEOK, Inc.	2,480	$137,640
Pembina Pipeline Corp. (Canada)	3,731	131,884
PetroChina Co. Ltd. (China) (Class H Stock)	184,000	87,297
Phillips 66	2,650	217,273
Pioneer Natural Resources Co.	7,648	1,706,116
Repsol SA (Spain)	24,039	353,086
Shell PLC (Netherlands)	120,249	3,104,401
Suncor Energy, Inc. (Canada)	8,129	285,197
Targa Resources Corp.	9,100	542,997
TotalEnergies SE (France)	25,623	1,348,976
Valero Energy Corp.	19,504	2,072,885
Williams Cos., Inc. (The)	55,109	1,719,952
Woodside Energy Group Ltd. (Australia)	14,190	311,481

		51,365,328

Paper & Forest Products — 0.0%
Mondi PLC (Austria)	5,616	99,407
Stora Enso OYJ (Finland) (Class R Stock)	10,024	156,835

		256,242

Personal Products — 0.2%
Amorepacific Corp. (South Korea)	926	93,344
Coty, Inc. (Class A Stock)*	90,900	728,109
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,260	320,884
Kao Corp. (Japan)	1,600	64,481
L’Oreal SA (France)	7,654	2,645,341
Olaplex Holdings, Inc.*	18,000	253,620
Unilever PLC (United Kingdom)	73,201	3,329,780

		7,435,559

Pharmaceuticals — 1.6%
AstraZeneca PLC (United Kingdom)	10,870	1,429,968
AstraZeneca PLC (United Kingdom), ADR	28,253	1,866,676
Bayer AG (Germany)	28,282	1,681,651
Bristol-Myers Squibb Co.	86,864	6,688,528
Catalent, Inc.*	990	106,217
Chugai Pharmaceutical Co. Ltd. (Japan)	11,600	296,452
Eli Lilly & Co.	27,089	8,783,066
GSK PLC	152,108	3,276,434
Ipsen SA (France)	16,052	1,511,415
Johnson & Johnson	43,621	7,743,164
Merck & Co., Inc.	65,077	5,933,070
Merck KGaA (Germany)	9,083	1,535,356
Novartis AG (Switzerland)	39,171	3,310,465
Novo Nordisk A/S (Denmark), ADR	5,416	603,505
Novo Nordisk A/S (Denmark) (Class B Stock)	40,517	4,507,554
Ono Pharmaceutical Co. Ltd. (Japan)	6,200	158,736
Organon & Co.	1,490	50,288
Pfizer, Inc.	132,500	6,946,975
Roche Holding AG	15,403	5,140,273
Sanofi (France)	31,866	3,202,868

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Santen Pharmaceutical Co. Ltd. (Japan)	31,400	$245,820
Takeda Pharmaceutical Co. Ltd. (Japan)	16,000	450,091
Viatris, Inc.	7,000	73,290
Zoetis, Inc.	2,600	446,914

		65,988,776

Professional Services — 0.1%
CoStar Group, Inc.*	23,100	1,395,471
Equifax, Inc.	630	115,151
Experian PLC (United Kingdom)	3,903	114,166
Jacobs Engineering Group, Inc.	710	90,262
Leidos Holdings, Inc.	7,674	772,849
Nielsen Holdings PLC	2,040	47,369
Persol Holdings Co. Ltd. (Japan)	9,200	166,743
Randstad NV (Netherlands)	28,096	1,363,612
Recruit Holdings Co. Ltd. (Japan)	20,400	598,503
Robert Half International, Inc.	5,150	385,684
Verisk Analytics, Inc.	860	148,857
Wolters Kluwer NV (Netherlands)	5,760	558,908

		5,757,575

Real Estate Management & Development — 0.0%
Ascendas India Trust (Singapore), UTS	84,500	71,170
Capitaland Investment Ltd. (Singapore)	36,000	99,088
CBRE Group, Inc. (Class A Stock)*	7,510	552,811
CK Asset Holdings Ltd. (Hong Kong)	29,500	208,744
Daito Trust Construction Co. Ltd. (Japan)	1,000	86,247
ESR Group Ltd. (China), 144A*	32,000	86,324
Jones Lang LaSalle, Inc.*	1,300	227,318
LEG Immobilien SE (Germany)	2,041	169,383
New World Development Co. Ltd. (Hong Kong)	23,000	82,565

		1,583,650

Road & Rail — 0.2%
AMERCO	300	143,469
CSX Corp.	30,420	884,005
J.B. Hunt Transport Services, Inc.	961	151,329
Norfolk Southern Corp.	5,967	1,356,239
Old Dominion Freight Line, Inc.	500	128,140
Sankyu, Inc. (Japan)	4,800	137,926
Schneider National, Inc. (Class B Stock)	13,400	299,892
TFI International, Inc. (Canada)(a)	3,887	312,048
Uber Technologies, Inc.*	10,566	216,180
Union Pacific Corp.	17,963	3,831,149
XPO Logistics, Inc.*	15,900	765,744

		8,226,121

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.*	20,964	1,603,117
Analog Devices, Inc.	9,086	1,327,374
Applied Materials, Inc.	13,680	1,244,606
ASML Holding NV (Netherlands)	5,864	2,790,945
Broadcom, Inc.	11,113	5,398,807

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Enphase Energy, Inc.*	7,550	$1,474,062
Intel Corp.	84,710	3,169,001
KLA Corp.(a)	2,005	639,755
Lam Research Corp.	1,133	482,828
Microchip Technology, Inc.	19,880	1,154,630
Micron Technology, Inc.	39,720	2,195,722
Monolithic Power Systems, Inc.	225	86,409
Novatek Microelectronics Corp. (Taiwan)	8,000	81,136
NVIDIA Corp.	37,058	5,617,622
NXP Semiconductors NV (China)	13,308	1,969,983
ON Semiconductor Corp.*	31,790	1,599,355
Qorvo, Inc.*	640	60,365
QUALCOMM, Inc.	42,059	5,372,617
Renesas Electronics Corp. (Japan)*	56,800	514,068
Skyworks Solutions, Inc.	900	83,376
SolarEdge Technologies, Inc.*	290	79,367
STMicroelectronics NV (Singapore)	33,523	1,054,960
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	15,344	1,254,372
Teradyne, Inc.	2,505	224,323
Texas Instruments, Inc.	14,195	2,181,062

		41,659,862

Software — 1.6%
Adobe, Inc.*	10,100	3,697,206
ANSYS, Inc.*	450	107,680
Autodesk, Inc.*	6,080	1,045,517
Cadence Design Systems, Inc.*	8,820	1,323,265
Ceridian HCM Holding, Inc.*	780	36,722
Citrix Systems, Inc.	710	68,991
Constellation Software, Inc. (Canada)	220	326,594
Crowdstrike Holdings, Inc. (Class A Stock)*	8,500	1,432,760
Dassault Systemes SE (France)	65,085	2,395,435
Fortinet, Inc.*(a)	35,575	2,012,833
Intuit, Inc.	2,706	1,043,001
Microsoft Corp.	152,897	39,268,537
Nemetschek SE (Germany)	3,321	200,369
NortonLifeLock, Inc.	3,390	74,444
Oracle Corp.	21,090	1,473,558
Palo Alto Networks, Inc.*	687	339,337
Paycom Software, Inc.*	5,335	1,494,440
Paycor HCM, Inc.*	2,783	72,358
Pegasystems, Inc.	4,100	196,144
PTC, Inc.*	580	61,677
Roper Technologies, Inc.	5,065	1,998,902
Salesforce, Inc.*	16,016	2,643,281
SAP SE (Germany)	2,267	205,894
ServiceNow, Inc.*	2,700	1,283,904
Synopsys, Inc.*	7,430	2,256,491
Tyler Technologies, Inc.*	210	69,821
WiseTech Global Ltd. (Australia)	2,500	64,709
Zoom Video Communications, Inc. (Class A Stock)*	4,700	507,459

		65,701,329

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail — 0.4%
Advance Auto Parts, Inc.(a)	1,617	$279,887
AutoNation, Inc.*(a)	6,200	692,912
AutoZone, Inc.*	579	1,244,340
Bath & Body Works, Inc.	1,350	36,342
Best Buy Co., Inc.(a)	3,557	231,881
CarMax, Inc.*(a)	890	80,527
Chow Tai Fook Jewellery Group Ltd. (China)	762,400	1,428,752
Fast Retailing Co. Ltd. (Japan)	400	209,296
Home Depot, Inc. (The)	18,778	5,150,242
Industria de Diseno Textil SA (Spain)	16,107	364,909
JD Sports Fashion PLC (United Kingdom)	741,932	1,044,823
Lowe’s Cos., Inc.	12,118	2,116,651
O’Reilly Automotive, Inc.*	1,157	730,946
Penske Automotive Group, Inc.	6,000	628,140
Ross Stores, Inc.	1,930	135,544
TJX Cos., Inc. (The)	21,053	1,175,810
Tractor Supply Co.	620	120,187
Ulta Beauty, Inc.*	4,318	1,664,503
USS Co. Ltd. (Japan)	74,800	1,293,680

		18,629,372

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	299,481	40,945,042
Canon, Inc. (Japan)	15,400	349,173
Dell Technologies, Inc. (Class C Stock)	5,800	268,018
Hewlett Packard Enterprise Co.	16,250	215,475
HP, Inc.	5,840	191,435
Lenovo Group Ltd. (China)	122,000	113,748
NetApp, Inc.	1,290	84,160
Pure Storage, Inc. (Class A Stock)*	5,900	151,689
Samsung Electronics Co. Ltd. (South Korea)	10,581	465,069
Seagate Technology Holdings PLC	3,798	271,329
Western Digital Corp.*	10,330	463,094

		43,518,232

Textiles, Apparel & Luxury Goods — 0.3%
Brunello Cucinelli SpA (Italy)	4,407	199,296
Burberry Group PLC (United Kingdom)	9,867	197,253
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	20,999	2,240,404
Gildan Activewear, Inc. (Canada)	3,876	111,565
Hermes International (France)	1,138	1,278,399
Lululemon Athletica, Inc.*	1,202	327,677
LVMH Moet Hennessy Louis Vuitton SE (France)	8,743	5,331,067
Moncler SpA (Italy)	3,330	143,094
NIKE, Inc. (Class B Stock)	18,567	1,897,547
Pandora A/S (Denmark)	1,704	108,205
PVH Corp.	7,830	445,527
Ralph Lauren Corp.(a)	9,783	877,046
Tapestry, Inc.	1,420	43,338
VF Corp.	1,880	83,040

		13,283,458

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Tobacco — 0.3%
Altria Group, Inc.	42,900	$1,791,933
British American Tobacco PLC (United Kingdom)	79,494	3,402,131
Imperial Brands PLC (United Kingdom)	22,733	508,428
Japan Tobacco, Inc. (Japan)	76,000	1,313,241
Philip Morris International, Inc.	20,738	2,047,670
Swedish Match AB (Sweden)	183,968	1,873,551

		10,936,954

Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	9,303	388,799
Brenntag SE (Germany)	2,530	165,025
Bunzl PLC (United Kingdom)	5,712	188,792
Core & Main, Inc. (Class A Stock)*	3,395	75,709
Fastenal Co.	3,190	159,245
Ferguson PLC	3,248	359,958
Howden Joinery Group PLC (United Kingdom)	24,014	176,100
IMCD NV (Netherlands)	962	132,185
Marubeni Corp. (Japan)	160,100	1,441,431
Mitsui & Co. Ltd. (Japan)	84,100	1,854,285
Sumitomo Corp. (Japan)	116,200	1,592,083
Toromont Industries Ltd. (Canada)	2,829	228,746
United Rentals, Inc.*	375	91,091
Univar Solutions, Inc.*	40,500	1,007,235
W.W. Grainger, Inc.	1,930	877,050

		8,737,734

Water Utilities — 0.0%
American Water Works Co., Inc.	4,030	599,543
Essential Utilities, Inc.	17,400	797,790

		1,397,333

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	6,600	208,403
Rogers Communications, Inc. (Canada) (Class B Stock)	28,103	1,346,134
SoftBank Corp. (Japan)	44,800	497,353
SoftBank Group Corp. (Japan)	27,700	1,070,378
T-Mobile US, Inc.*	10,460	1,407,288
Vodafone Group PLC (United Kingdom)	142,731	220,826

		4,750,382

TOTAL COMMON STOCKS (cost $1,135,981,376)		996,851,423

EXCHANGE-TRADED FUNDS — 2.7%
iShares Core S&P 500 ETF	8,950	3,393,393
iShares Core U.S. Aggregate Bond ETF	271,296	27,585,377
iShares iBoxx $ Investment Grade Corporate Bond ETF	213,493	23,490,635
iShares MSCI EAFE ETF(a)	98,100	6,130,269
iShares Russell 1000 Growth ETF	119,300	26,090,910
iShares Russell 1000 Value ETF	58,050	8,415,508
SPDR S&P 500 ETF Trust	21,050	7,941,113

	Shares	Value

EXCHANGE-TRADED FUNDS (continued)
Vanguard Total Bond Market ETF	157,067	$11,820,862

TOTAL EXCHANGE-TRADED FUNDS (cost $130,299,276)		114,868,067

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	2,310	152,401
Volkswagen AG (Germany) (PRFC)	2,800	374,791

		527,192

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	2,076	726,981

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	12,600	53,906

TOTAL PREFERRED STOCKS (cost $1,660,877)		1,308,079

	Units

RIGHTS* — 0.0%
Interactive Media & Services
carsales.com Ltd. (Australia),
expiring 07/15/22	1,281	503

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 10.4%
Automobiles — 0.3%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24		89	88,633
Series 2019-02, Class C
2.740%	04/18/25		160	158,977
Series 2021-01, Class A2
0.280%	06/18/24		40	39,578
Chesapeake Funding II LLC (Canada),
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		602	588,298
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		863	826,193
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24		217	217,780
Series 2021-01A, Class B
0.500%	02/18/25		514	512,785
Series 2021-03A, Class D
1.550%	06/15/27		1,000	936,117
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25		346	343,984
Series 2021-01, Class A, 144A
0.310%	06/16/25		600	593,498
Ford Auto Securitization Trust,
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	359,769

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33	155	$138,661
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25	451	435,328
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24	241	239,927
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28	210	203,502
Series 2021-03, Class D, 144A
1.009%	02/26/29	198	189,361
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25	380	379,751
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	420	410,040
Santander Drive Auto Receivables Trust,
Series 2021-01, Class D
1.130%	11/16/26	340	325,754
Series 2021-02, Class D
1.350%	07/15/27	285	267,323
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25	760	757,649
Series 2020-03A, Class A2, 144A
0.560%	05/15/24	132	131,667
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25	360	355,883
Series 2021-02A, Class B, 144A
0.620%	07/15/26	335	322,845
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
1.892%(c)	08/20/29	1,562	1,548,730
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	300	275,895

			10,647,928

Collateralized Loan Obligations — 9.9%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.453%(c)	04/20/32	4,288	4,213,539
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.284%(c)	10/25/33	4,260	4,136,213
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	07/15/31	1,429	1,397,911

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.273%(c)	10/20/34		7,500	$7,210,204
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	2,357	2,381,159
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	7,862	7,944,274
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.784%(c)	07/25/34		1,483	1,399,968
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	10/17/32		7,515	7,317,362
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.054%(c)	10/15/33		780	762,400
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.313%(c)	01/20/34		10,450	10,143,461
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.514%(c)	05/17/31		1,429	1,396,799
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.214%(c)	10/15/34		21,950	21,182,114
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.598%(c)	08/20/32		21,500	20,946,500
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.063%(c)	10/20/30		6,000	5,893,834
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	2,859	2,933,028
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	12,235	12,251,826
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	01/20/35		1,780	1,708,452
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	07/20/34		3,432	3,303,520

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.044%(c)	04/18/31		967	$945,195
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.103%(c)	04/20/31		2,002	1,958,407
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	07/15/34		3,715	3,579,203
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	10,250	10,412,773
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	07/15/29		685	678,944
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.164%(c)	07/15/31		2,859	2,803,241
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34		15,000	14,426,824
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.284%(c)	04/15/33		1,290	1,258,756
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.349%(c)	10/29/29		332	328,102
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.054%(c)	04/15/31		4,288	4,193,773
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	04/15/34		2,859	2,757,175
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	10/20/31		2,286	2,240,591
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
2.455%(c)	04/15/33		2,859	2,795,373
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.900%(c)	04/25/34	EUR	1,429	1,433,547
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.363%(c)	02/05/31		380	372,992
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	10/19/28		1,208	1,195,469

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
2.158%(c)	04/21/31		1,612	$1,579,382
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	3,432	3,499,417
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.334%(c)	04/25/30		693	683,609
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.263%(c)	10/20/34		11,875	11,418,605
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.064%(c)	10/17/31		2,570	2,511,829
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.233%(c)	10/20/34		22,750	21,856,187
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.124%(c)	10/15/32		2,680	2,599,312
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.794%(c)	04/15/29		1,740	1,709,983
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.304%(c)	04/25/32		2,002	1,956,698
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.385%(c)	01/18/34		12,500	12,167,224
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.844%(c)	01/18/28		1,016	1,005,283
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34		21,500	20,695,528
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.011%(c)	10/12/30		2,286	2,248,234
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.164%(c)	07/15/31		2,859	2,804,211
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.371%(c)	10/13/27		317	314,232
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.246%(c)	04/22/30		21,250	20,756,666

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
2.264%(c)	10/15/34	5,000	$4,815,261
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.294%(c)	04/26/31	4,320	4,233,702
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.124%(c)	04/17/31	7,041	6,886,064
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.054%(c)	07/17/29	2,367	2,337,488
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.163%(c)	10/20/31	10,000	9,788,106
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.536%(c)	10/30/30	3,621	3,621,646
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.064%(c)	04/15/31	1,358	1,330,286
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.174%(c)	01/17/31	1,146	1,127,374
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.144%(c)	07/16/31	1,713	1,674,001
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.913%(c)	07/20/34	806	775,241
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.224%(c)	10/15/34	7,500	7,204,516
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.194%(c)	07/15/31	2,859	2,802,581
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.223%(c)	10/20/31	4,288	4,202,883
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	10/20/34	7,500	7,211,867
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
2.294%(c)	04/25/31	4,288	4,206,135
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.284%(c)	01/26/31	1,146	1,126,574

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.994%(c)	04/15/29		951	$939,391
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	01/17/32	EUR	10,000	10,157,735
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.830%(c)	04/25/30	EUR	1,004	1,029,032
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	5,705	5,885,883
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
2.004%(c)	04/16/31		396	387,101
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.419%(c)	10/29/34		5,810	5,589,321
Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)
2.131%(c)	10/20/32		12,500	12,171,190
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.364%(c)	07/25/34		2,859	2,753,869
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.284%(c)	01/17/30		1,892	1,873,892
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.394%(c)	04/23/32		3,400	3,323,655
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.324%(c)	04/15/33		863	835,440
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.194%(c)	01/17/31		1,584	1,556,463
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	07/17/31		2,504	2,451,013
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
2.233%(c)	07/20/32		3,959	3,846,249
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.314%(c)	07/24/32		21,500	20,867,676
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34		4,020	3,869,393

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.994%(c)	04/15/29		1,595	$1,575,131

				418,165,488

Consumer Loans — 0.2%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25		549	535,642
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		959	933,228
Series 2022-X01, Class A, 144A
1.750%	02/15/27		392	384,685
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		185	174,972
Series 2022-A, Class A, 144A
1.710%	02/20/35		1,470	1,406,839
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		300	293,728
Series 2021-01A, Class A, 144A
1.900%	11/20/31		250	216,785
Series 2021-02A, Class C, 144A
3.090%	04/20/32		200	161,918
Marlette Funding Trust,
Series 2021-01A, Class A, 144A
0.600%	06/16/31		28	28,373
Series 2021-03A, Class A, 144A
0.650%	12/15/31		406	397,911
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	267,145
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		145	144,296
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		200	187,309
Series 2021-01, Class C, 144A
1.610%	09/25/30		200	184,683
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	184,348
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		860	828,150

				6,330,012

Credit Cards — 0.0%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
2.340%(c)	11/15/28	GBP	105	127,969

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		260	$245,110

Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
2.264%(c)	05/25/34		24	22,998
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
3.124%(c)	03/25/43		13	12,642
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.324%(c)	09/25/34		21	19,486
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
2.264%(c)	08/25/33		23	22,196

				77,322

Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		96	94,957

Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.424%(c)	06/25/24		580	564,934

Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.224%(c)	02/25/34		6	6,001
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
2.404%(c)	10/25/34		17	16,169
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.674%(c)	11/25/34		12	11,436
LSF11 Boson Investments Sarl Compartment 2 (Luxembourg),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
1.637%(c)	11/25/60	EUR	366	375,024
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
3.469%(c)	01/25/35		18	17,429

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
2.564%(c)	09/25/34	52	$50,377

			476,436

Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	27	26,791
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45	163	159,514
Series 2019-D, Class 1PT, 144A
3.018%(cc)	01/16/46	261	254,369
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45	236	227,635
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	122	117,301
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	211	202,399

			988,009

TOTAL ASSET-BACKED SECURITIES (cost $458,044,968)			437,718,165

BANK LOANS — 0.2%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%
5.392%(c)	04/21/28	1,154	1,065,868

Chemicals — 0.0%
Alpha BV (United Kingdom),
Initial Dollar Term Loan, 1 Month LIBOR + 2.500%
3.863%(c)	03/18/28	448	426,850

Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%
5.595%(c)	08/12/28	284	270,302

Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, Term SOFR + 4.000%
5.145%(c)	03/01/29	2,225	2,013,625

Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
4.166%(c)	03/01/24	3,509	3,405,485

Telecommunications — 0.0%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
4.310%(c)	05/27/24	1,169	1,023,488

TOTAL BANK LOANS (cost $8,747,728)			8,205,618

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35	300	$284,377
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35	400	376,057
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	115	111,016
Series 2018-BN13, Class A4
3.953%	08/15/61	425	417,878
Series 2019-BN20, Class A2
2.758%	09/15/62	548	498,336
Series 2019-BN24, Class A3
2.960%	11/15/62	185	169,125
Series 2021-BN34, Class A5
2.438%	06/15/63	230	198,159
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	375	339,131
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.474%(c)	09/15/38	1,200	1,142,292
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.024%(c)	09/15/38	300	284,754
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
3.674%(c)	09/15/38	600	564,206
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	1,050	936,246
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	340	321,513
Series 2019-CD08, Class A3
2.657%	08/15/57	940	833,529
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	367	346,045
Series 2016-C07, Class A2
3.585%	12/10/54	337	326,856
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	255	254,789
Series 2015-GC31, Class A3
3.497%	06/10/48	770	748,685
Series 2017-C04, Class A3
3.209%	10/12/50	370	351,551
Series 2019-GC41, Class A4
2.620%	08/10/56	375	336,082
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	245	243,656
Series 2014-CR20, Class A3
3.326%	11/10/47	1,905	1,868,037
Series 2014-UBS04, Class A3
3.430%	08/10/47	85	85,390

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-UBS06, Class A4
3.378%	12/10/47		283	$275,990
Series 2015-DC01, Class A4
3.078%	02/10/48		1,880	1,831,663
Series 2015-LC21, Class A3
3.445%	07/10/48		664	645,375
Series 2015-LC23, Class A3
3.521%	10/10/48		510	497,701
Series 2016-COR01, Class A3
2.826%	10/10/49		445	418,939
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		125	118,139
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		1,506	1,462,364
Series 2017-CX10, Class A4
3.191%	11/15/50		285	270,898
Series 2018-CX12, Class A3
3.959%	08/15/51		265	258,528
Series 2019-C17, Class A4
2.763%	09/15/52		145	129,713
Deco DAC (Ireland),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
2.570%(c)	08/07/30	GBP	1,538	1,804,444
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		425	402,740
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		195	170,618
FHLMC Multifamily Structured Pass-Through Certificates,
Series K024, Class X1, IO
0.878%(cc)	09/25/22		1,054	571
Series K025, Class X1, IO
0.877%(cc)	10/25/22		2,186	2,767
Series K040, Class X1, IO
0.837%(cc)	09/25/24		162	1,990
Series K052, Class X1, IO
0.775%(cc)	11/25/25		13,142	238,468
Series K055, Class X1, IO
1.484%(cc)	03/25/26		3,096	128,574
Series K097, Class X1, IO
1.218%(cc)	07/25/29		1,541	98,698
Series K131, Class X1, IO
0.831%(cc)	07/25/31		15,089	799,496
Series K736, Class X1, IO
1.432%(cc)	07/25/26		231	9,431
Series K741, Class X1, IO
0.657%(cc)	12/25/27		215	5,723
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
3.424%(c)	10/15/36		360	335,719
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
4.874%(c)	10/15/36		560	518,698

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		204	$199,200
Series 2019-GC42, Class A3
2.749%	09/01/52		835	751,473
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		866	851,140
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
3.964%(c)	06/15/38		1,150	1,045,007
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
4.714%(c)	06/15/38		1,025	929,477
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
3.679%(c)	03/15/39		400	392,218
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
4.129%(c)	03/15/39		1,050	1,028,913
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46		116	114,937
Series 2013-C09, Class A3
2.834%	05/15/46		394	389,605
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		190	184,903
Series 2019-H07, Class A3
3.005%	07/15/52		65	59,418
Series 2021-L05, Class A4
2.728%	05/15/54		155	136,093
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
3.272%(c)	10/15/36		2,800	2,515,707
Taurus UK DAC (Ireland),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
2.708%(c)	08/17/31	GBP	1,814	2,022,806
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		435	423,686
Series 2019-C16, Class A3
3.344%	04/15/52		375	347,011
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A3
2.971%	04/10/46		426	422,695
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		107	104,516
Series 2015-LC20, Class A4
2.925%	04/15/50		1,880	1,815,486
Series 2017-C38, Class A4
3.190%	07/15/50		351	333,966

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C41, Class A3
3.210%	11/15/50		565	$533,740
Series 2019-C49, Class A3
3.749%	03/15/52		495	486,431
Series 2019-C52, Class A4
2.643%	08/15/52		240	216,498
Series 2021-C59, Class A5
2.626%	04/15/54		140	121,814

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $41,053,857)				36,891,697

CORPORATE BONDS — 9.1%
Aerospace & Defense — 0.1%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	238	239,346
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		373	336,623
3.625%	02/01/31		1,490	1,289,571
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26(a)		170	138,693
7.500%	03/15/25(a)		622	562,250
7.875%	04/15/27(a)		3,133	2,607,656
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32(a)		350	345,301
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		293	296,882
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		280	237,189

				6,053,511

Agriculture — 0.1%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		840	823,835
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	1,395	1,300,298
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		3,145	2,618,581

				4,742,714

Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		100	92,131
5.750%	04/20/29		115	98,187
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,940	1,720,627

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
4.625%	04/15/29		465	$394,317

				2,305,262

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		30	27,808
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		260	213,093
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)		2,585	2,422,596

				2,663,497

Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		925	691,419
4.750%	01/15/43		472	336,451
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		1,930	1,927,909
4.000%	11/13/30		500	405,371
4.250%	09/20/22		200	200,088
4.375%	08/06/23		200	198,136
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		589	594,581
6.250%	10/02/43		770	734,198
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31		333	258,644
3.100%	01/12/32		10	8,037
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
2.125%	04/24/25		200	188,843
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		930	822,709
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	1,637	1,683,644
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		275	218,289
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	06/30/25		295	296,438
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	800	821,511
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,200	1,048,625

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	2,490	$2,264,031

				12,698,924

Auto Parts & Equipment — 0.0%
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		1,725	827,490
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		135	129,790
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		540	421,632
4.500%	02/15/32		450	333,768
5.625%	06/15/28(a)		625	540,588

				2,253,268

Banks — 1.5%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	700	499,499
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	771,343
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		400	382,263
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		1,305	1,106,178
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)		900	746,314
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		790	651,860
2.972%(ff)	02/04/33		20	17,047
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		532	465,321
3.194%(ff)	07/23/30		667	596,602
3.970%(ff)	03/05/29		1,136	1,083,934
4.271%(ff)	07/23/29		228	219,263
Sub. Notes
2.482%(ff)	09/21/36		235	182,749
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
3.450%	04/11/25		345	340,362
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
0.577%(ff)	08/09/29	EUR	200	170,975
1.106%(ff)	05/12/32	EUR	175	141,485
2.667%(ff)	03/10/32		684	551,622
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	200	215,576
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		475	397,871

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
2.591%(ff)	01/20/28		930	$837,500
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	400	342,431
2.125%(ff)	01/23/27	EUR	1,400	1,411,994
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26(a)		1,172	1,050,448
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	300	307,347
1.125%	08/05/22	EUR	400	419,751
China Development Bank (China),
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25	CNH	1,300	195,050
Unsec’d. Notes
4.200%	01/19/27	CNH	1,000	155,374
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		605	502,247
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		150	123,907
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	527,650
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33		205	174,127
3.980%(ff)	03/20/30		118	110,411
4.075%(ff)	04/23/29		3,140	2,987,489
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		390	361,427
Sub. Notes
4.400%	06/10/25		830	829,462
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.010%	07/02/30	EUR	600	533,474
0.125%	12/01/31	EUR	2,800	2,416,820
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	257,977
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	470	318,941
2.250%(ff)	06/09/28	GBP	164	174,365
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,630	1,663,702
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		585	506,126
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,400	1,299,055
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	146,133
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	950	565,390
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	600	406,459

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.400%	08/18/25	CNH	1,320	$194,000
3.500%	07/02/25	CNH	2,200	323,218
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)		125	116,973
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		535	438,865
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		930	816,272
1.948%(ff)	10/21/27		210	185,961
1.992%(ff)	01/27/32		1,525	1,205,813
2.650%(ff)	10/21/32		365	300,897
3.102%(ff)	02/24/33		430	367,720
3.375%	03/27/25	EUR	1,371	1,458,512
3.800%	03/15/30(a)		825	764,248
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26		515	472,430
3.000%(ff)	07/22/28	GBP	1,395	1,583,309
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	800	696,668
0.250%(ff)	02/01/30	EUR	100	84,277
3.869%(ff)	03/28/26(a)		390	382,520
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,305	1,106,657
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	675	754,974
2.069%(ff)	06/01/29		2,400	2,063,853
2.545%(ff)	11/08/32		650	540,070
2.580%(ff)	04/22/32		181	152,403
3.702%(ff)	05/06/30		276	257,021
4.452%(ff)	12/05/29		387	376,732
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,080	1,109,055
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,209	1,009,265
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	594,760
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25(a)		425	419,898
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		100	62,849
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		700	606,858
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33(a)		300	257,183
3.622%(ff)	04/01/31(a)		738	678,534
Sub. Notes
2.484%(ff)	09/16/36		550	422,911

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
NatWest Group PLC (United Kingdom),
Sub. Notes
3.622%(ff)	08/14/30	GBP	875	$1,000,253
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	4,940	4,841,085
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
1.625%	09/22/25		250	231,680
3.800%	06/17/25	CNH	1,000	147,104
Gtd. Notes, MTN
4.900%	02/01/28	AUD	460	311,485
Shinhan Bank Co. Ltd. (South Korea),
Sub. Notes, 144A, MTN
4.375%	04/13/32		200	193,703
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		200	159,813
3.337%(ff)	01/21/33		270	221,090
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,400	1,284,036
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.450%	01/10/25(a)		400	378,746
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		1,350	1,040,723
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
0.625%	02/24/33	EUR	200	154,025
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		835	679,596
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28	EUR	1,072	949,203
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,675	1,502,766
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	440	441,340
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30		835	734,374

				61,241,049

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		895	859,129
4.900%	02/01/46		420	396,131
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48		180	158,317
4.600%	06/01/60		150	131,508

SEE NOTES TO FINANCIAL STATEMENTS.
A253

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
2.750%	01/22/30		177	$158,862

				1,703,947

Biotechnology — 0.0%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		68	49,886

Building Materials — 0.1%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)		1,138	1,033,008
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		21	17,155
3.200%	07/15/51		169	119,536
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30(a)		250	196,972
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,585	2,210,137
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,400	1,107,342
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		60	52,942
6.500%	03/15/27		355	344,978

				5,082,070

Chemicals — 0.1%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	2,100	1,798,551
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		240	215,400
5.375%	03/15/44		260	242,475
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		30	21,433
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		35	29,208
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		100	80,309

				2,387,376

Commercial Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,205	877,559

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	$1,133,561
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	408,079
4.250%	09/25/30	GBP	500	601,145
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		450	359,219
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	135	106,812
5.750%	07/15/27	EUR	230	189,207
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	3,510	2,560,172
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		282	207,252
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29		290	264,016
3.700%	03/01/52		195	166,702
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27		450	421,465
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)		1,375	1,130,668
3.875%	02/15/31(a)		116	97,980
4.875%	01/15/28		815	771,662
5.250%	01/15/30		2,585	2,399,264

				11,694,763

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		188	134,571

Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		250	239,238
3.625%	03/24/32		500	461,362
4.000%	03/24/52		250	215,495

				916,095

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,070	1,672,918

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		320	278,577

SEE NOTES TO FINANCIAL STATEMENTS.
A254

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		226	$216,625
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	3,286	3,330,284
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	3,092	3,016,577
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50		202	147,384
4.600%	03/15/33		170	168,992
4.950%	06/15/52		95	93,474
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		586	450,999
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40		200	137,953
3.250%	04/28/50		210	153,158
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		2,850	2,476,154
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.999%	01/22/32		965	783,594
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		1,740	1,699,064
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		3,060	2,852,526
8.250%	10/01/23		974	974,364
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	3,087	3,139,380
Gtd. Notes, 144A
1.250%	09/27/30		2,328	1,943,068
1.850%	05/03/32	EUR	1,425	1,410,782
2.000%	04/16/31		3,414	3,001,906
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	3,458	3,240,301
0.900%	05/20/41	EUR	1,032	790,650
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	484,700
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	400	350,811
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
1.625%	10/26/28		1,841	1,655,270
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27	EUR	800	800,929

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	120	$121,704

				33,719,226

Electric — 0.7%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		25	24,239
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,200	1,022,847
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		610	496,707
4.500%	02/15/28		1,315	1,196,894
5.250%	06/01/26		195	186,469
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		45	37,380
5.000%	02/01/31		630	519,471
5.125%	03/15/28(a)		3,165	2,806,799
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		948	832,628
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		55	41,797
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		684	674,035
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30		250	228,621
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	845	702,479
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	900	889,656
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,000	902,195
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		375	338,392
5.100%	06/15/45		234	230,850
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32		220	197,131
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		75	69,536
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	824,858
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		750	836,466

SEE NOTES TO FINANCIAL STATEMENTS.
A255

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	235	$203,326
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		103	68,652
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		216	190,920
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		72	61,561
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,330	1,222,560
Gtd. Notes, 144A
3.375%	02/15/29		170	137,393
3.625%	02/15/31		1,605	1,263,003
3.875%	02/15/32		80	63,511
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	900	874,456
Pacific Gas & Electric Co.,
Sr. Sec’d. Notes
3.250%	06/01/31		240	193,322
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	396,443
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25	EUR	200	204,548
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		275	230,205
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28		1,025	896,981
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		270	263,832
3.700%	04/01/29		20	18,809
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		201	189,679
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, EMTN
1.625%	08/05/30		500	418,378
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		44	29,536
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,050	955,500
8.000%(ff)	10/15/26(oo)		3,350	3,214,714
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		5,810	5,266,323

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
5.500%	09/01/26		20	$18,872
5.625%	02/15/27		20	18,804
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		465	448,775
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		192	152,489

				30,062,042

Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	80,261

Engineering & Construction — 0.2%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	1,165	934,719
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	156,225
2.000%	02/15/33	EUR	5,700	3,965,615
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	1,395	1,398,452
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	709	644,096
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		450	352,936

				7,452,043

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		600	468,248
Magallanes, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25		410	397,929
3.755%	03/15/27		390	366,013
4.054%	03/15/29		360	330,037
4.279%	03/15/32		135	120,607
5.050%	03/15/42		630	535,777
5.141%	03/15/52		620	520,513
5.391%	03/15/62		100	83,866
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29		50	35,681
5.875%	09/01/31		1,450	1,005,821
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	36,014
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)		40	38,912

				3,939,418

SEE NOTES TO FINANCIAL STATEMENTS.
A256

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods — 0.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26(a)		216	$188,814
3.500%	02/15/23		245	242,416
3.500%	03/15/29		60	48,532
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		825	713,675
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	5,245	4,969,316
4.500%	02/16/26	GBP	220	214,365
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	1,933,745
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,372	1,153,521
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		810	768,799
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		770	669,881
4.375%	01/31/32		770	669,602
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	4,600	4,255,681
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	460	459,945
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		5	4,785
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		675	554,187
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	188,445

				17,035,709

Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		220	177,695

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		1,106	1,018,242
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		372	328,665
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	275	243,375

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Gas (cont’d.)
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	900	$710,682

				2,300,964

Healthcare-Products — 0.2%
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	5,790	5,643,891
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	317	309,001
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		425	407,895
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	275	241,978
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	355	328,772
2.650%	06/01/30		73	63,746
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	420	387,424
0.750%	09/18/31	EUR	100	85,034
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,275	1,086,906
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		875	727,273
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30	EUR	400	355,554

				9,637,474

Healthcare-Services — 0.4%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		193	159,219
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		1,079	921,471
3.910%	10/01/50		210	168,039
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		2,815	2,194,378
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		268	217,210
4.550%	05/15/52		45	42,805
4.625%	05/15/42		109	103,466
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		150	149,712
5.625%	09/01/28		5	4,922

SEE NOTES TO FINANCIAL STATEMENTS.
A257

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	5,110	$4,233,355
Gtd. Notes, 144A
1.750%	03/15/26	EUR	816	752,849
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		1,725	1,476,372
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.930%	12/13/28		935	828,882
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28		1,725	1,484,351
Sec’d. Notes, 144A
6.250%	02/01/27		450	415,901
Sr. Sec’d. Notes
4.625%	07/15/24		204	196,006
Sr. Sec’d. Notes, 144A
4.875%	01/01/26		30	27,675
5.125%	11/01/27		2,150	1,942,506
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		252	185,251
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		140	122,110
4.000%	05/15/29		260	257,938
4.200%	05/15/32		75	75,018
4.375%	03/15/42		30	28,810
4.750%	07/15/45		46	46,376
4.750%	05/15/52		50	50,009

				16,084,631

Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		2,317	1,983,218
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		1,173	936,736
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		265	221,806
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,225	1,696,071
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	77,388
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		1,745	1,286,650
5.250%	12/15/27		25	20,597
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		351	324,247

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		2,267	$1,881,819

				8,428,532

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.750%	04/01/48		89	83,303
4.800%	07/10/45		100	93,033
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	1,395	1,412,070
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	705	760,193
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34	EUR	435	391,276
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)		845	821,317
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		225	218,924
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		1,025	886,848
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		125	99,290
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		416	366,083
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	930	1,087,146
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		513	423,030
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	700	598,131
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		945	698,245

				7,938,889

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52		100	92,100
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31		840	669,588

SEE NOTES TO FINANCIAL STATEMENTS.
A258

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Internet (cont’d.)
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		210	$182,885

				944,573

Iron/Steel — 0.1%
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	4,180	4,266,409

Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		1,035	823,679
5.750%	05/01/28		160	152,701
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		65	61,246
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		550	519,982
3.500%	08/18/26		190	166,181
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		745	618,018

				2,341,807

Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	06/17/31		125	106,180
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	4,400	3,985,347

				4,091,527

Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		810	655,784
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		661	542,804
4.250%	01/15/34		900	696,725
4.500%	08/15/30		130	108,641
4.500%	06/01/33		395	314,162
4.750%	03/01/30		551	471,279
5.000%	02/01/28		115	105,743
5.125%	05/01/27		441	416,128
5.375%	06/01/29		250	227,779
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		161	113,322
3.900%	06/01/52		1,280	893,525
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		225	204,081

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(a)		1,550	$1,038,206
5.750%	01/15/30		1,000	727,515
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		954	876,363
5.300%	05/15/49		465	400,737
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		140	85,075
5.875%	11/15/24		280	237,418
7.750%	07/01/26(a)		3,065	2,378,826
Paramount Global,
Sr. Unsec’d. Notes
4.750%	05/15/25		136	137,416
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		165	118,151
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	2,210	1,765,927

				12,515,607

Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		825	787,014
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		300	262,435
Sr. Unsec’d. Notes, 144A
3.700%	01/30/50		200	149,245
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		200	183,197

				1,381,891

Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	695	670,258
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	164,530
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	1,314	1,169,163

				2,003,951

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		560	499,326

Oil & Gas — 0.5%
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)		250	228,607
8.375%	07/15/26		240	253,696

SEE NOTES TO FINANCIAL STATEMENTS.
A259

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		185	$172,520
9.000%	11/01/27		35	44,533
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	463	359,037
3.625%(ff)	03/22/29(oo)	EUR	930	816,943
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		50	41,412
3.750%	02/15/52		35	26,621
5.250%	06/15/37		1,025	998,733
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		580	546,853
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		129	134,366
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		100	95,038
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23	CHF	1,400	659,928
2.500%	03/21/26	EUR	1,000	288,186
4.250%	04/06/24	GBP	500	182,595
4.950%	07/19/22		400	300,000
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		451	338,250
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		484	472,027
7.300%	08/15/31		70	78,337
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		140	122,192
6.000%	04/15/30		550	484,263
6.000%	02/01/31		140	121,187
6.250%	04/15/32		700	611,990
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		930	772,909
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		45	41,144
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		50	49,757
6.450%	09/15/36		5	5,208
6.625%	09/01/30(a)		415	427,540
6.950%	07/01/24		380	392,087
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,350	1,509,467
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	105	124,276

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	3,200	$2,660,552
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	170,513
Qatar Energy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		200	156,996
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,985	1,938,111
5.000%	03/15/23		265	263,026
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		840	712,068
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		400	340,291
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		55	42,562
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes
2.300%	01/08/31		500	437,646
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	930	777,214
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	700	546,501
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	500	418,533

				19,163,715

Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	145	120,152
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	105	81,932
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)		350	297,560
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28(a)	EUR	6,200	5,328,710

				5,828,354

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		247	220,132
4.250%	11/21/49		285	252,615

SEE NOTES TO FINANCIAL STATEMENTS.
A260

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	324	$227,249
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	120	63,939
5.000%	02/15/29	639	331,951
5.250%	01/30/30	2,480	1,291,192
5.250%	02/15/31	450	231,071
6.250%	02/15/29	1,525	814,086
7.250%	05/30/29	1,205	653,920
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42	240	210,533
3.700%	03/15/52	80	69,100
3.900%	03/15/62	30	25,808
4.250%	10/26/49	97	91,143
CVS Health Corp.,
Sr. Unsec’d. Notes
4.125%	04/01/40	69	60,220
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	215	190,264
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,095	882,161

			5,615,384

Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	1,700	1,524,566
7.875%	05/15/26	490	489,533
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	270	230,488
4.387%	11/30/46	200	159,013
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	915	786,913
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(a)(oo)	935	833,202
Sr. Unsec’d. Notes
5.400%	10/01/47	745	655,145
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	200	175,267
3.125%	07/31/29	387	348,438
3.300%	02/15/53	45	32,809
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34	384	326,679
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22	161	160,757
4.125%	03/01/27	379	366,796
5.200%	03/01/47	465	420,564

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		1,025	$821,403
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.150%	06/01/42		650	541,187
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		602	503,706
7.500%	10/01/25		325	315,709
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		35	30,685
4.125%	08/15/31		35	30,061
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.600%(cc)	02/01/25		45	41,623
4.550%(cc)	02/01/30		745	644,904
5.300%	03/01/48		40	32,260
5.450%	04/01/44		235	195,139
5.750%(cc)	02/01/50		25	20,198
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		742	668,195
3.750%	06/15/27		213	203,688
4.500%	11/15/23		3	3,019
4.550%	06/24/24		435	439,050

				11,000,997

Real Estate — 0.2%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,400	1,359,324
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	1,165	769,102
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	1,395	1,364,830
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,620	2,195,690
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,395	1,265,643
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	170,321
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.200%	08/14/27	CNH	7,000	1,001,633
Sr. Unsec’d. Notes, EMTN
3.160%	01/25/28	CNH	3,000	424,748
Vonovia SE (Germany),
Sr. Unsec’d. Notes
1.875%	06/28/28	EUR	400	367,345

				8,918,636

SEE NOTES TO FINANCIAL STATEMENTS.
A261

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	376	$343,851
3.000%	06/15/23		2,175	2,152,264
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		70	55,044
4.125%	05/15/29		1,210	1,125,977
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	1,395	1,234,978
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	340,283
Sr. Unsec’d. Notes
4.750%	02/15/28(a)		2,219	1,635,705
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		745	645,844
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		169	149,095
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28		455	393,893
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	1,970	1,954,202
4.625%	08/01/29		360	317,831
5.000%	10/15/27		25	22,924
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26(a)		1,000	850,152
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		3,190	3,078,247
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		735	694,994
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)		55	51,679
4.125%	08/15/30		10	8,617
4.250%	12/01/26		30	27,539
4.500%	09/01/26		125	115,168
4.500%	01/15/28		440	399,655
4.625%	06/15/25		70	66,698
5.625%	05/01/24		5	4,941
5.750%	02/01/27		5	4,768
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29		630	595,453
4.800%	11/20/28	GBP	930	1,172,328

				17,442,130

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		640	$556,704
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	657	613,029
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	6,090	5,720,744
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	298,829
3.875%	10/01/31(a)		425	295,528
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32(a)		355	331,129
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		150	127,517

				7,943,480

Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28		326	277,690
2.600%	02/15/33		1,395	1,075,765
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		1,475	1,475,284

				2,828,739

Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		197	153,411
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31		183	150,780
3.600%	04/01/50		202	140,979
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27		315	301,778

				746,948

Telecommunications — 0.5%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		490	451,506
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		455	407,169
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	819	805,619
1.700%	03/25/26		415	379,545
3.500%	06/01/41		150	119,895
3.500%	09/15/53		235	178,216
3.550%	09/15/55		1,000	749,413

SEE NOTES TO FINANCIAL STATEMENTS.
A262

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
3.650%	09/15/59		32	$23,979
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)		320	276,803
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	241,066
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,900	1,774,487
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23(a)		2,325	2,285,112
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	174,018
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	900	880,792
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32	EUR	400	372,030
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	66,293
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		45	45,320
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		350	365,372
7.625%	03/01/26		25	26,371
7.875%	09/15/23		1,845	1,905,605
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	45,039
2.625%	02/15/29		370	311,129
2.875%	02/15/31		369	306,317
4.750%	02/01/28		35	33,738
Sr. Sec’d. Notes
3.875%	04/15/30		1,395	1,302,415
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32	EUR	511	434,014
1.125%	09/19/35	EUR	200	160,285
2.650%	11/20/40		302	221,466
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	5,910	4,768,906

				19,111,920

Transportation — 0.1%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.450%	12/02/31		95	81,504
3.000%	12/02/41		50	39,296
3.100%	12/02/51		20	14,735

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,000	$1,253,815
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	850	827,126
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	454	444,000
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31(d)	GBP	800	48,692
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		130	96,104

				2,805,272

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		322	320,953

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		237	212,603
3.250%	06/01/51		145	112,855
3.450%	05/01/50		37	29,470

				354,928

TOTAL CORPORATE BONDS (cost $480,110,404)				382,583,282

MUNICIPAL BONDS — 0.0%
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31		300	335,583
6.548%	05/15/48		160	197,816
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27		485	433,362
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30		465	388,620

				1,355,381

New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31		160	179,639

North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.984%(c)	07/25/36		199	197,563

SEE NOTES TO FINANCIAL STATEMENTS.
A263

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Subseries C
0.000%(cc)	11/01/43	750	$372,889

TOTAL MUNICIPAL BONDS (cost $2,403,632)			2,105,472

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Bellemeade Re Ltd. (Bermuda),
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
5.324%(c)	10/25/30	315	315,816
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.783%(c)	09/12/26^	561	557,773
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
4.076%(c)	12/25/41	780	665,450
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
7.176%(c)	03/25/42	115	112,308
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
6.176%(c)	03/25/42	60	55,946
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.424%(c)	04/25/29	298	295,162
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
4.024%(c)	05/25/30	281	281,669
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
3.874%(c)	07/25/30	593	593,238
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor
2.150%)
3.774%(c)	10/25/30	71	71,315
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
4.226%(c)	11/25/41	120	102,634
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.926%(c)	11/25/41	40	35,699
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.926%(c)	11/25/50	1,000	941,755
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
4.576%(c)	11/25/41	140	119,756
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
3.726%(c)	10/25/50	76	76,464

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
4.326%(c)	10/25/41		150	$128,310
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
4.076%(c)	12/25/33		145	114,091
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
4.276%(c)	09/25/41		230	193,015
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	09/25/41		430	375,829
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
4.676%(c)	12/25/41		90	74,292
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
3.276%(c)	12/25/41		200	172,578
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
3.826%(c)	04/25/42		610	573,417
Freddie Mac REMICS,
Series 4194, Class BI, IO
3.500%	04/15/43		76	12,006
Series 4910, Class MI, IO
4.000%	08/25/49		107	19,883
Series 5020, Class IH, IO
3.000%	08/25/50		475	72,807
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		1,102	1,051,037
Home Re Ltd. (Bermuda),
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
4.874%(c)	10/25/30		34	34,253
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
2.526%(c)	04/25/34		300	292,193
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
5.467%(c)	12/25/22		88	87,188

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,005,891)				7,425,884

SOVEREIGN BONDS — 4.9%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	897,049
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	443	266,154
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	343	203,638

SEE NOTES TO FINANCIAL STATEMENTS.
A264

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	427	$277,440
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	2,257	1,416,752
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	886	394,187
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	2,262	1,397,247
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	235	266,165
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	420,421
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,762	3,691,186
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	35	22,542
Bundesobligation (Germany),
Bonds, Series 184
0.000%	10/09/26	EUR	1,425	1,434,166
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	2,009	1,873,174
0.000%	05/15/36	EUR	343	290,462
Bonds, Series G
0.000%	08/15/50	EUR	1,491	1,004,816
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,100	3,225,402
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	550	406,341
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	631	467,068
0.250%	03/01/26	CAD	2,514	1,763,468
2.000%	12/01/51	CAD	1,176	714,182
4.000%	06/01/41	CAD	184	158,817
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		300	245,076
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	1,963,452
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,400	1,151,612
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,155	4,121,165
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	200	164,601
1.500%	06/17/31	EUR	1,500	1,345,835

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,910	$2,100,354
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	15,440	562,019
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	2,184	420,993
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.500%	04/15/30	EUR	1,030	1,210,428
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	540	542,311
0.400%	01/26/26	EUR	495	501,328
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	1,072	960,899
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	345	351,680
0.000%	12/15/26	EUR	700	686,675
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	1,350	1,347,447
0.000%	04/22/31	EUR	315	278,099
0.000%	07/04/35	EUR	872	681,921
0.200%	06/04/36	EUR	1	787
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
4.150%	06/18/27	CNH	1,000	155,516
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	298	222,705
0.875%	09/15/25	EUR	492	513,462
French Republic Government Bond OAT (France),
Bonds
0.000%	03/25/23	EUR	1,440	1,507,407
0.000%	02/25/26	EUR	267	268,397
0.000%	02/25/27	EUR	2,511	2,477,454
0.000%	11/25/31	EUR	5,151	4,549,013
0.750%	05/25/52	EUR	1,175	788,422
4.500%	04/25/41	EUR	746	1,031,892
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	926	1,017,763
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	102	86,834
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	4,840	4,038,505
1.875%	01/24/52	EUR	2,338	1,496,669
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	134,495
Hungary Government Bond (Hungary),
Bonds, Series 30-A
3.000%	08/21/30	HUF	89,290	166,541

SEE NOTES TO FINANCIAL STATEMENTS.
A265

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	2,200	$1,760,507
Sr. Unsec’d. Notes, 144A
5.500%	06/16/34		200	193,863
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,600	2,406,026
1.100%	03/12/33	EUR	1,040	773,806
3.050%	03/12/51		400	303,734
3.375%	07/30/25	EUR	210	221,170
3.550%	03/31/32		200	181,402
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	2,790	2,865,305
3.850%	07/18/27		500	489,849
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	21,214,000	1,359,000
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	149	131,119
1.100%	05/15/29	EUR	594	604,559
1.500%	05/15/50	EUR	132	111,127
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	500	744,221
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	2,722	766,160
Bonds, Series 0330
1.000%	03/31/30	ILS	254	64,732
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	1,167	1,200,881
0.000%	08/15/24	EUR	1,227	1,247,273
0.000%	04/01/26	EUR	4,303	4,162,425
Sr. Unsec’d. Notes, 144A
0.950%	12/01/31	EUR	2,163	1,856,753
1.500%	04/30/45	EUR	357	259,233
1.700%	09/01/51	EUR	1,891	1,334,469
3.100%	03/01/40	EUR	1,158	1,151,132
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	162,400	924,690
Japan Government Ten Year Bond (Japan),
Bonds, Series 325
0.800%	09/20/22	JPY	1,026,700	7,582,898
Bonds, Series 337
0.300%	12/20/24	JPY	1,277,600	9,501,676
Bonds, Series 354
0.100%	03/20/29	JPY	612,950	4,504,864
Bonds, Series 361
0.100%	12/20/30	JPY	450,550	3,280,700
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	322,900	2,963,054
Bonds, Series 38
1.800%	03/20/43	JPY	29,500	253,362

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bonds, Series 51
0.300%	06/20/46	JPY	349,450	$2,170,836
Bonds, Series 56
0.800%	09/20/47	JPY	413,050	2,849,883
Bonds, Series 65
0.400%	12/20/49	JPY	72,300	438,547
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	90,400	760,488
Bonds, Series 157
0.200%	06/20/36	JPY	332,400	2,327,010
Jersey International Bond (United Kingdom),
Sr. Unsec’d. Notes
3.750%	06/09/54	GBP	100	129,206
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	670	508,531
1.550%	11/09/23	EUR	1,800	1,858,665
2.375%	11/09/28	EUR	1,140	1,082,863
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	381	501,817
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	541	528,286
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	795	709,579
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	375	290,765
Korea Treasury Bond (South Korea),
Bonds, Series 3112
2.375%	12/10/31	KRW	1,489,340	1,031,752
Bonds, Series 4009
1.500%	09/10/40	KRW	596,920	334,491
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	937,490	689,893
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	1,802,780	1,274,598
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,570,300	1,058,419
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	909,890	502,025
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	7,091	1,571,675
Mexican Bonos (Mexico),
Bonds, Series M20
7.500%	06/03/27	MXN	16,449	764,526
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	17,330	846,015
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,080	1,686,701
2.250%	08/12/36	EUR	500	364,223
2.659%	05/24/31		200	164,407
3.771%	05/24/61		300	194,022
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	692	687,888

SEE NOTES TO FINANCIAL STATEMENTS.
A266

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
0.000%	07/15/31		EUR	419	$381,100
0.000%	01/15/38		EUR	2,035	1,581,619
0.000%	01/15/52		EUR	294	177,940
New Zealand Government Bond (New Zealand),
Bonds, Series 0437
2.750%	04/15/37		NZD	487	259,967
Unsec’d. Notes, Series 0532
2.000%	05/15/32		NZD	10,851	5,738,152
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31		NOK	2,563	223,295
Sr. Unsec’d. Notes, Series 484, 144A
2.125%	05/18/32		NOK	11,346	1,064,713
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34		PEN	736	155,163
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33		EUR	1,820	1,352,181
2.750%	01/30/26		EUR	1,820	1,859,839
2.783%	01/23/31			142	120,816
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25		EUR	155	151,060
0.700%	02/03/29		EUR	1,040	906,208
1.200%	04/28/33		EUR	800	627,094
1.750%	04/28/41		EUR	285	201,639
1.950%	01/06/32			200	162,547
3.950%	01/20/40			300	260,244
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35		EUR	316	269,812
Unsec’d. Notes, 144A
0.700%	10/15/27		EUR	651	649,585
1.000%	04/12/52		EUR	3,940	2,463,795
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29		CAD	806	590,473
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37		CAD	322	264,997
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26			661	641,340
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26		GBP	4,118	4,503,537
Unsec’d. Notes
3.450%	06/02/45		CAD	1,362	938,230
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	(a)		637	620,930
Unsec’d. Notes
3.000%	09/01/23		CAD	5,908	4,581,199
3.500%	12/01/45		CAD	579	403,580
Province of Saskatchewan (Canada),
Sr. Unsec’d. Notes
3.250%	06/08/27			853	848,720

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50			300	$285,824
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43		EUR	528	498,990
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26		EUR	580	596,738
1.850%	05/23/49		EUR	205	197,724
2.400%	05/23/34		EUR	680	743,872
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
4.000%	10/17/49	(a)		475	391,684
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28		GBP	958	1,298,980
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33			640	671,723
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26		PLN	2,621	487,191
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30		EUR	25	21,398
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35		EUR	30	23,269
Sr. Unsec’d. Notes, EMTN
3.375%	01/28/50		EUR	129	80,575
3.875%	10/29/35		EUR	25	19,391
4.125%	03/11/39		EUR	90	68,393
Unsec’d. Notes, 144A
2.750%	04/14/41		EUR	39	23,932
3.000%	02/27/27			318	280,945
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.375%	03/21/29			2,800	728,000
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39		EUR	600	481,523
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33			800	665,857
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30		EUR	1,700	1,471,691
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27		EUR	2,860	2,630,429
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27		SGD	1,401	1,039,224
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45		EUR	131	146,666
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24		EUR	2,059	2,119,037
0.000%	01/31/26		EUR	2,927	2,908,054
Sr. Unsec’d. Notes, 144A
0.500%	10/31/31		EUR	91	80,756

SEE NOTES TO FINANCIAL STATEMENTS.
A267

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
0.850%	07/30/37		EUR	716	$571,705
1.000%	10/31/50	(k)	EUR	4,695	3,050,776
1.200%	10/31/40	(k)	EUR	760	607,441
1.500%	04/30/27		EUR	225	234,030
1.900%	10/31/52		EUR	265	210,875
2.900%	10/31/46		EUR	142	148,036
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48		EUR	677	606,655
States of Guernsey Bond (Guernsey),
Sr. Unsec’d. Notes
3.375%	12/12/46		GBP	200	243,174
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31		SEK	8,395	713,417
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42		CHF	249	270,904
3.250%	06/27/27		CHF	705	836,823
3.500%	04/08/33		CHF	425	552,175
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44		THB	18,026	559,148
Sr. Unsec’d. Notes
4.875%	06/22/29		THB	6,571	210,397
UAE International Government Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	07/07/32			200	200,915
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30		EUR	105	26,408
6.750%	06/20/26	(d)	EUR	5,195	1,374,635
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30		EUR	175	44,014
United Kingdom Gilt (United Kingdom),
Bonds
0.375%	10/22/26		GBP	269	306,367
0.500%	10/22/61		GBP	339	214,331
0.625%	07/31/35		GBP	1,935	1,857,285
0.875%	10/22/29		GBP	2,237	2,511,849
1.250%	07/31/51		GBP	1,216	1,083,340
1.500%	07/22/47		GBP	790	767,551
2.500%	07/22/65		GBP	207	258,937
4.250%	12/07/46		GBP	675	1,064,426
Unsec’d. Notes
1.125%	01/31/39		GBP	523	511,677

TOTAL SOVEREIGN BONDS (cost $266,740,997)					205,208,467

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51			315	261,625
2.000%	12/01/35			853	796,645
2.000%	03/01/51			64	55,700
2.000%	08/01/51			213	185,788
2.500%	06/01/30			81	79,826
2.500%	07/01/30			40	39,042
2.500%	11/01/35			88	84,484

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	01/01/51		758	$687,360
3.000%	06/01/30		22	21,715
3.000%	09/01/35		71	70,145
3.000%	01/01/37		47	45,687
3.000%	02/01/37		74	72,448
3.000%	05/01/45		83	79,369
3.000%	08/01/46		212	200,629
3.000%	09/01/46		357	338,084
3.000%	02/01/47		142	134,615
3.500%	10/01/30		20	19,712
3.500%	08/01/42		91	89,143
3.500%	01/01/44		92	90,892
3.500%	07/01/45		101	99,018
3.500%	09/01/47		321	314,546
3.500%	11/01/47		595	582,295
3.500%	03/01/48		482	472,353
4.000%	01/01/33		161	164,317
4.000%	06/01/42		44	44,160
4.000%	09/01/44		82	82,719
4.000%	04/01/45		23	22,763
4.000%	05/01/45		60	60,737
4.000%	02/01/46		246	247,642
4.000%	05/01/46		73	73,680
4.000%	01/01/47		100	100,693
4.000%	07/01/52		700	691,088
4.500%	12/01/34		23	23,499
4.500%	03/01/41		109	112,126
4.500%	07/01/41		32	33,106
4.500%	03/01/44		40	41,067
4.500%	12/01/45		79	81,490
5.000%	02/01/42		113	118,943
5.500%	08/01/40		8	8,178
6.250%	07/15/32	(k)	455	564,742
6.750%	03/15/31	(k)	1,405	1,759,681
Federal Home Loan Mortgage Corp., MTN
1.865%(s)	12/14/29	(k)	393	307,296
Federal National Mortgage Assoc.
1.500%	11/01/41		288	246,312
2.000%	04/01/30		9	8,927
2.000%	04/01/31		35	33,510
2.000%	05/01/36		255	238,767
2.000%	09/01/36		695	649,382
2.000%	02/01/37		166	155,761
2.000%	06/01/40		119	106,720
2.000%	11/01/40		28	25,406
2.000%	12/01/40		215	192,581
2.000%	11/01/41		912	814,884
2.000%	07/01/50		161	140,417
2.000%	03/01/51		146	128,037
2.000%	03/01/51		174	152,508
2.000%	05/01/51		3,034	2,646,081
2.000%	07/01/51		903	787,580
2.000%	08/01/51		5,544	4,827,075
2.500%	05/01/30		9	8,573
2.500%	05/01/30		56	54,674
2.500%	06/01/30		21	20,643
2.500%	07/01/30		45	43,957
2.500%	07/01/30		54	53,145

SEE NOTES TO FINANCIAL STATEMENTS.
A268

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
2.500%	07/01/30	56	$54,903
2.500%	05/01/36	684	653,735
2.500%	04/01/37	424	389,109
2.500%	04/01/45	10	8,889
2.500%	09/01/46	10	8,875
2.500%	11/01/50	462	419,790
2.500%	07/01/51	1,588	1,430,610
2.500%	09/01/51	771	697,598
2.500%	11/01/51	574	519,465
2.500%	12/01/51	316	284,822
2.500%	12/01/51	524	474,038
2.500%	01/01/52	773	698,882
2.500%	02/01/52	702	632,681
2.500%	04/01/52	113	102,146
2.500%	04/01/52	495	446,227
3.000%	06/01/30	66	66,090
3.000%	07/01/30	8	8,427
3.000%	07/01/30	41	40,759
3.000%	07/01/30	46	46,069
3.000%	09/01/30	48	48,334
3.000%	11/01/30	23	22,742
3.000%	03/01/31	77	77,008
3.000%	06/01/32	124	122,774
3.000%	07/01/33	74	72,953
3.000%	03/01/35	22	22,000
3.000%	09/01/35	38	37,779
3.000%	02/01/37	38	37,095
3.000%	05/01/45	299	284,617
3.000%	06/01/45	221	210,688
3.000%	07/01/45	62	59,310
3.000%	08/01/45	192	182,072
3.000%	01/01/46	33	31,037
3.000%	04/01/46	302	287,461
3.000%	10/01/46	72	68,472
3.000%	10/01/46	106	100,200
3.000%	11/01/46	273	258,687
3.000%	12/01/46	113	107,300
3.000%	12/01/46	463	438,517
3.000%	12/01/50	437	412,464
3.000%	05/01/51	438	412,955
3.000%	06/01/52	389	362,292
3.500%	TBA	10,000	9,603,869
3.500%	12/01/29	33	33,390
3.500%	05/01/30	27	26,812
3.500%	10/01/30	48	47,950
3.500%	01/01/35	9	8,709
3.500%	02/01/36	106	105,721
3.500%	02/01/37	34	33,775
3.500%	06/01/43	204	200,715
3.500%	08/01/47	53	51,405
3.500%	09/01/47	140	136,853
3.500%	09/01/47	228	222,944
3.500%	01/01/48	692	676,694
3.500%	03/01/48	274	267,716
3.500%	11/01/48	233	227,952
3.500%	05/01/52	3,866	3,722,609
3.500%	09/01/57	490	477,297
3.500%	05/01/58	192	187,373

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	04/01/35		33	$33,241
4.000%	03/01/41		82	83,160
4.000%	11/01/42		107	108,199
4.000%	06/01/44		43	42,895
4.000%	03/01/45		30	30,019
4.000%	01/01/46		91	91,569
4.000%	03/01/46		174	175,156
4.000%	04/01/47		99	99,488
4.000%	12/01/47		94	94,412
4.000%	02/01/49		331	330,896
4.500%	03/01/40		8	7,834
4.500%	08/01/40		42	42,888
4.500%	02/01/41		37	37,798
4.500%	06/01/41		105	108,219
4.500%	09/01/41		18	18,261
4.500%	01/01/43		56	57,973
4.500%	03/01/44		24	24,831
4.500%	06/01/44		7	7,538
4.500%	06/01/48		87	87,656
4.500%	01/01/51		235	239,815
5.000%	05/01/38		60	62,940
5.500%	07/01/38		29	31,477
5.500%	05/01/39		41	43,640
5.500%	05/01/40		22	23,227
6.000%	02/01/36		24	26,746
6.000%	11/01/38		22	24,365
6.000%	09/01/39		52	56,987
6.000%	06/01/40		31	33,926
6.625%	11/15/30	(k)	670	828,138
7.125%	01/15/30	(k)	50	62,754
Freddie Mac Coupon Strips
1.998%(s)	07/15/32		139	94,390
Government National Mortgage Assoc.
2.000%	11/20/50		356	314,127
2.000%	09/20/51		344	306,524
2.000%	11/20/51		452	401,844
2.500%	01/20/47		46	42,507
2.500%	12/20/51		3,843	3,528,728
3.000%	11/20/43		201	192,589
3.000%	01/15/45		28	27,051
3.000%	03/15/45		26	25,009
3.000%	01/20/47		268	257,032
3.000%	06/20/47		409	392,382
3.000%	08/20/47		168	160,770
3.000%	07/20/51		400	377,980
3.000%	12/20/51		216	204,406
3.500%	04/15/45		25	24,445
3.500%	07/20/47		905	891,061
3.500%	08/20/47		214	211,021
3.500%	09/20/47		42	41,390
3.500%	11/20/47		34	32,975
3.500%	12/20/47		31	30,874
3.500%	03/20/48		54	53,013
4.000%	03/15/44		58	59,858
4.000%	01/20/46		83	83,782
4.000%	02/20/46		29	28,955
4.000%	03/20/46		131	131,229
4.000%	07/20/47		233	234,685

SEE NOTES TO FINANCIAL STATEMENTS.
A269

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(continued)
4.000%	12/20/47	84	$85,105
4.500%	10/15/41	32	33,185
4.500%	07/20/44	123	129,401
4.500%	04/20/45	140	147,265
5.000%	06/15/38	18	19,054
5.000%	06/15/39	30	32,282
5.000%	12/15/39	25	26,631
5.000%	10/20/42	8	8,331
5.000%	03/15/44	107	112,598
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30	415	301,400
2.311%(s)	03/15/33	98	64,832

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $64,319,087)			59,390,403

U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Bonds
1.375%	11/15/40	4,196	3,021,120
1.750%	08/15/41	32,044	24,368,461
1.875%	02/15/41	1,950	1,529,227
1.875%	02/15/51	715	536,362
2.000%	11/15/41(h)(k)	31,815	25,263,098
2.000%	08/15/51	3,174	2,453,403
2.250%	05/15/41(k)	26,560	22,152,700
2.375%	05/15/51(k)	300	253,266
3.625%	08/15/43	14,400	14,771,250
U.S. Treasury Notes
0.125%	02/15/24(h)(k)	2,651	2,532,533
0.250%	09/30/25(k)	500	456,719
0.375%	08/15/24	5,042	4,769,417
0.375%	01/31/26	2,322	2,111,024
0.750%	04/30/26	2,100	1,924,945
0.750%	08/31/26(k)	11,614	10,570,555
1.250%	08/31/24	946	911,338
1.250%	06/30/28(k)	885	796,085
1.250%	08/15/31	8,505	7,320,944
1.500%	11/30/24	609	587,399
1.500%	11/30/28(k)	765	694,716
1.625%	02/15/26	90	85,556
1.625%	10/31/26	942	887,099
2.125%	05/31/26	40	38,641
2.375%	03/31/29(k)	1,990	1,905,425
2.625%	12/31/25	167	164,665
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	840	507,741
1.961%(s)	11/15/40(k)	7,920	4,211,831
1.963%(s)	08/15/41(h)	10,630	5,404,691
2.022%(s)	11/15/41	60	30,103
2.040%(s)	08/15/42	35	16,964
2.052%(s)	02/15/45	85	37,772
2.055%(s)	11/15/43	455	211,077
2.068%(s)	05/15/43(k)	5,210	2,452,770
2.071%(s)	02/15/43	3,275	1,557,800
2.105%(s)	11/15/44	260	116,177
2.117%(s)	05/15/44(k)	1,630	741,013
2.121%(s)	08/15/44	820	370,121
2.125%(s)	05/15/45	855	377,503

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. TREASURY OBLIGATIONS(continued)
2.125%(s)	08/15/45		310	$135,879

TOTAL U.S. TREASURY OBLIGATIONS (cost $176,987,595)				146,277,390

TOTAL LONG-TERM INVESTMENTS (cost $3,940,707,676)				3,577,740,515

			Shares
SHORT-TERM INVESTMENTS — 16.3%

AFFILIATED MUTUAL FUNDS — 15.2%
PGIM Core Ultra Short Bond Fund(wd)			573,818,401	573,818,401
PGIM Institutional Money Market Fund (cost $66,596,317; includes $66,523,718 of cash collateral for securities on loan)(b)(wd)			66,653,755	66,593,766

TOTAL AFFILIATED MUTUAL FUNDS (cost $640,414,718)				640,412,167

Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER(n) — 0.1%
NRW Bank
1.531%	07/11/22		3,700	3,698,293

(cost $3,698,428)

FOREIGN TREASURY OBLIGATIONS(n) — 0.2%
Japan Treasury Discount Bills, Series 1073
(0.113)%	07/25/22	JPY	458,650	3,380,823
Japan Treasury Discount Bills, Series 1086
(0.094)%	09/12/22	JPY	470,050	3,465,466

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $7,145,483)				6,846,289

U.S. TREASURY OBLIGATIONS(n) — 0.6%
U.S. Treasury Bills
1.123%	07/19/22		1,125	1,124,411
1.233%	09/15/22(h)(k)		26,270	26,181,876

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,326,209)				27,306,287

			Shares

UNAFFILIATED FUND — 0.2%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)			8,467,572	8,467,572

(cost $8,467,572)

OPTIONS PURCHASED*~ — 0.0%
(cost $854,986)				1,705,343

TOTAL SHORT-TERM INVESTMENTS (cost $687,907,396)				688,435,951

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.3% (cost $4,628,615,072)				4,266,176,466

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Value

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $692,314)	$(576,343)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.3% (cost $4,627,922,758)	4,265,600,123

Liabilities in excess of other assets(z) — (1.3)%	(53,786,840)

NET ASSETS — 100.0%	$4,211,813,283

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $557,775 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,549,762; cash collateral of $66,523,718 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs CHF	Call	Citibank, N.A.	09/02/22	1.05	—	EUR	160	$7,314
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	07/21/22	0.99	—		1,532	1,037
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	07/14/22	1.01	—	EUR	2,989	1,844
Currency Option USD vs CAD	Put	Bank of America, N.A.	07/05/22	1.22	—		5,171	—
Currency Option USD vs CAD	Put	Citibank, N.A.	07/12/22	1.24	—		5,150	192
Currency Option USD vs JPY	Put	Citibank, N.A.	07/19/22	134.00	—		1,483	10,294
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	09/29/22	115.00	—		344	2,933
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/10/22	122.00	—		316	15,378
Currency Option USD vs JPY	Put	Deutsche Bank AG	02/23/23	112.00	—		461	8,188
Currency Option USD vs ZAR	Put	Bank of America, N.A.	08/22/22	15.45	—		1,467	7,961

Total OTC Traded (cost $255,063)								$55,141

SEE NOTES TO FINANCIAL STATEMENTS.
A271

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,020	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	24,110	—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,020	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1 (Q)	24,110	—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	24,110	13
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,860	8
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,860	8
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	24,110	346,715
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	24,110	292,263
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,020	253,150
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,020	253,150
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	24,110	281,499
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,860	117,276
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,860	106,120

Total OTC Swaptions (cost $599,923)								$1,650,202

Total Options Purchased (cost $854,986)								$1,705,343

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	07/21/22	1.01	—		3,064	$(504)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	08/22/22	16.75	—		1,467	(24,921)
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	07/14/22	0.97	—	EUR	4,484	(233)
Currency Option USD vs JPY	Put	Citibank, N.A.	07/19/22	131.00	—		2,965	(7,253)

Total OTC Traded (premiums received $56,045)								$(32,911)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	24,110	$(143)

SEE NOTES TO FINANCIAL STATEMENTS.
A272

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	24,110	$(305)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,020	(597)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,020	(597)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	24,110	(2,846)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,860	(2,144)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,860	(3,233)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	24,110	(99,617)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	24,110	(84,123)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,020	(48,043)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,020	(48,042)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	24,110	(105,754)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,860	(44,546)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,860	(40,599)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.33%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,130	(35,796)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.45%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	12,130	(27,047)

Total OTC Swaptions (premiums received $636,269)								$(543,432)

Total Options Written (premiums received $692,314)								$(576,343)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,202	2 Year U.S. Treasury Notes	Sep. 2022	$252,438,782	$(469,220)
10	5 Year Canadian Government Bonds	Sep. 2022	877,020	3,576
2,647	5 Year U.S. Treasury Notes	Sep. 2022	297,125,750	(243,399)
39	10 Year Australian Treasury Bonds	Sep. 2022	3,200,622	16,707
12	10 Year Canadian Government Bonds	Sep. 2022	1,155,904	(35,325)
2,805	10 Year U.S. Treasury Notes	Sep. 2022	332,480,156	1,418,273
64	10 Year U.K. Gilt	Sep. 2022	8,879,863	(309,351)
267	20 Year U.S. Treasury Bonds	Sep. 2022	37,012,875	(208,059)
632	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	97,545,250	1,024,313
49	Euro-BTP Italian Government Bond	Sep. 2022	6,322,157	(145,494)
282	Mini MSCI EAFE Index	Sep. 2022	26,178,060	197,643
61	Russell 2000 E-Mini Index	Sep. 2022	5,209,400	(23,201)
538	S&P 500 E-Mini Index	Sep. 2022	101,937,550	184,401

				1,410,864

SEE NOTES TO FINANCIAL STATEMENTS.
A273

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
132	2 Year U.S. Treasury Notes	Sep. 2022	$27,722,063	$(176,565)
392	5 Year Euro-Bobl	Sep. 2022	51,016,805	76,866
240	10 Year Euro-Bund	Sep. 2022	37,419,360	570,965
8	10 Year Japanese Government Bonds	Sep. 2022	8,762,382	(22,474)
8	10 Year Canadian Government Bonds	Sep. 2022	770,603	(487)
20	10 Year U.S. Treasury Notes	Sep. 2022	2,370,625	(24,733)
362	10 Year U.S. Ultra Treasury Notes	Sep. 2022	46,109,750	283,827
54	10 Year U.K. Gilt	Sep. 2022	7,492,384	(95,597)
523	20 Year U.S. Treasury Bonds	Sep. 2022	72,500,875	(20,871)
36	30 Year Euro Buxl	Sep. 2022	6,170,497	150,985
60	British Pound Currency	Sep. 2022	4,574,625	155,870
1,009	Euro Currency	Sep. 2022	132,910,525	2,930,327
129	Euro Schatz Index	Sep. 2022	14,754,827	22,026
40	Euro-OAT	Sep. 2022	5,806,901	83,862

				3,934,001

				$5,344,865

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/22	Bank of America, N.A.	AUD	1,070	$738,546	$738,579	$33	$—
Expiring 07/07/22	Bank of America, N.A.	AUD	1,050	728,120	724,774	—	(3,346)
Expiring 07/07/22	Citibank, N.A.	AUD	2,120	1,527,422	1,463,353	—	(64,069)
Expiring 07/07/22	Citibank, N.A.	AUD	1,090	778,031	752,385	—	(25,646)
Expiring 07/07/22	Citibank, N.A.	AUD	1,080	742,276	745,482	3,206	—
Expiring 07/07/22	Citibank, N.A.	AUD	687	474,398	474,210	—	(188)
Expiring 07/07/22	Deutsche Bank AG	AUD	5,601	3,866,370	3,866,152	—	(218)
Expiring 07/07/22	Deutsche Bank AG	AUD	1,835	1,266,701	1,266,629	—	(72)
Expiring 07/07/22	Deutsche Bank AG	AUD	545	391,215	376,193	—	(15,022)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	5,355	3,845,969	3,696,348	—	(149,621)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	4,290	3,003,708	2,961,220	—	(42,488)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	2,120	1,531,774	1,463,353	—	(68,421)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,070	774,857	738,580	—	(36,277)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,065	737,378	735,128	—	(2,250)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,060	765,730	731,676	—	(34,054)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	595	425,286	410,705	—	(14,581)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	540	389,726	372,741	—	(16,985)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	892	618,712	615,779	—	(2,933)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	753	540,000	519,517	—	(20,483)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	678	472,000	467,809	—	(4,191)
Expiring 07/19/22	The Toronto-Dominion Bank	AUD	262	187,944	180,752	—	(7,192)
Expiring 08/05/22	Bank of America, N.A.	AUD	500	344,355	345,221	866	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	AUD	1,070	739,576	738,774	—	(802)
Brazilian Real,
Expiring 07/05/22	Bank of America, N.A.	BRL	1,095	229,620	208,914	—	(20,706)
Expiring 07/05/22	Citibank, N.A.	BRL	30,005	6,162,345	5,724,555	—	(437,790)
Expiring 07/05/22	Citibank, N.A.	BRL	3,596	738,576	686,106	—	(52,470)
Expiring 07/05/22	Citibank, N.A.	BRL	2,045	424,538	390,162	—	(34,376)
Expiring 07/05/22	Citibank, N.A.	BRL	1,375	289,577	262,333	—	(27,244)
Expiring 07/05/22	Citibank, N.A.	BRL	1,367	261,377	260,808	—	(569)
Expiring 07/05/22	Deutsche Bank AG	BRL	8,439	1,638,000	1,609,988	—	(28,012)

SEE NOTES TO FINANCIAL STATEMENTS.
A274

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	1,205	$230,050	$229,900	$—	$(150)
Expiring 08/02/22	Goldman Sachs International	BRL	5,273	1,000,000	997,500	—	(2,500)
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	38,747	7,350,743	7,329,449	—	(21,294)
British Pound,
Expiring 07/05/22	Barclays Bank PLC	GBP	212	260,798	258,582	—	(2,216)
Expiring 07/05/22	BNP Paribas S.A.	GBP	9,050	11,098,346	11,017,460	—	(80,886)
Expiring 07/07/22	Bank of America, N.A.	GBP	15,274	18,556,077	18,594,399	38,322	—
Expiring 07/07/22	Bank of America, N.A.	GBP	2,433	3,040,252	2,961,907	—	(78,345)
Expiring 07/07/22	Bank of America, N.A.	GBP	491	596,506	597,738	1,232	—
Expiring 07/07/22	Bank of America, N.A.	GBP	287	362,993	349,390	—	(13,603)
Expiring 07/07/22	Citibank, N.A.	GBP	605	739,252	736,520	—	(2,732)
Expiring 07/07/22	Citibank, N.A.	GBP	39	48,127	47,479	—	(648)
Expiring 07/07/22	Deutsche Bank AG	GBP	617	741,393	751,129	9,736	—
Expiring 07/07/22	Deutsche Bank AG	GBP	605	739,113	736,520	—	(2,593)
Expiring 07/07/22	Deutsche Bank AG	GBP	39	47,067	47,478	411	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	604	742,096	735,303	—	(6,793)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	401	492,517	488,173	—	(4,344)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	336	421,991	409,043	—	(12,948)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	183	224,612	222,782	—	(1,830)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	39	46,806	47,478	672	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	39	48,037	47,479	—	(558)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	GBP	10,270	12,639,359	12,505,916	—	(133,443)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	567	689,087	690,794	1,707	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	430	540,711	524,126	—	(16,585)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	258	324,749	313,689	—	(11,060)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	44	54,287	53,865	—	(422)
Expiring 08/05/22	Bank of America, N.A.	GBP	2,433	2,957,287	2,963,596	6,309	—
Canadian Dollar,
Expiring 07/07/22	Bank of America, N.A.	CAD	12,977	10,071,401	10,081,988	10,587	—
Expiring 07/07/22	Bank of America, N.A.	CAD	1,533	1,189,756	1,191,007	1,251	—
Expiring 07/07/22	Bank of America, N.A.	CAD	950	733,413	738,066	4,653	—
Expiring 07/07/22	Bank of America, N.A.	CAD	584	453,240	453,716	476	—
Expiring 07/07/22	Citibank, N.A.	CAD	975	751,993	757,489	5,496	—
Expiring 07/07/22	Citibank, N.A.	CAD	485	381,268	376,803	—	(4,465)
Expiring 07/07/22	Deutsche Bank AG	CAD	975	754,285	757,489	3,204	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,975	1,557,852	1,534,401	—	(23,451)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,475	1,152,427	1,145,946	—	(6,481)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	975	773,032	757,490	—	(15,542)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	965	757,481	749,721	—	(7,760)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	965	746,731	749,720	2,989	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	960	742,862	745,835	2,973	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	555	431,042	431,186	144	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	535	422,684	415,648	—	(7,036)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	345	275,115	268,035	—	(7,080)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	161	124,625	125,083	458	—
Expiring 07/19/22	Barclays Bank PLC	CAD	407	322,623	316,383	—	(6,240)
Expiring 07/19/22	Deutsche Bank AG	CAD	358	276,600	278,124	1,524	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	1,924	1,494,071	1,494,546	475	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	433	334,000	336,418	2,418	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	254	198,842	197,469	—	(1,373)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CAD	372	288,443	289,066	623	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CAD	340	263,573	264,136	563	—
Chilean Peso,
Expiring 07/07/22	Bank of America, N.A.	CLP	385,300	466,014	419,329	—	(46,685)
Expiring 07/07/22	Bank of America, N.A.	CLP	258,800	290,395	281,656	—	(8,739)

SEE NOTES TO FINANCIAL STATEMENTS.
A275

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 07/07/22	Bank of America, N.A.	CLP	258,800	$291,507	$281,656	$—	$(9,851)
Expiring 07/07/22	Bank of America, N.A.	CLP	150,200	181,248	163,465	—	(17,783)
Expiring 07/07/22	Citibank, N.A.	CLP	386,300	443,844	420,416	—	(23,428)
Expiring 07/07/22	Citibank, N.A.	CLP	262,800	305,049	286,009	—	(19,040)
Expiring 07/07/22	Deutsche Bank AG	CLP	390,100	448,082	424,553	—	(23,529)
Expiring 08/05/22	Bank of America, N.A.	CLP	1,210,600	1,317,732	1,308,743	—	(8,989)
Expiring 09/21/22	BNP Paribas S.A.	CLP	336,950	403,533	360,865	—	(42,668)
Chinese Renminbi,
Expiring 07/07/22	Bank of America, N.A.	CNH	2,401	360,987	358,741	—	(2,246)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	7,323	1,092,974	1,094,153	1,179	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	2,866	426,513	428,219	1,706	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	2,505	374,031	374,280	249	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	2,392	357,011	357,396	385	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,521	225,227	227,257	2,030	—
Expiring 08/05/22	Citibank, N.A.	CNH	2,483	370,802	370,851	49	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	1,243	185,650	185,649	—	(1)
Expiring 08/23/22	Morgan Stanley & Co. International PLC	CNH	1,322	197,070	197,397	327	—
Colombian Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	COP	129,469	31,425	31,148	—	(277)
Expiring 09/21/22	Citibank, N.A.	COP	9,532,382	2,464,262	2,264,431	—	(199,831)
Expiring 09/21/22	Citibank, N.A.	COP	1,963,589	507,617	466,454	—	(41,163)
Czech Koruna,
Expiring 07/07/22	Bank of America, N.A.	CZK	16,560	697,116	700,759	3,643	—
Expiring 07/07/22	Bank of America, N.A.	CZK	9,579	411,469	405,349	—	(6,120)
Expiring 07/07/22	Citibank, N.A.	CZK	8,290	360,175	350,803	—	(9,372)
Expiring 07/07/22	Citibank, N.A.	CZK	5,660	238,260	239,511	1,251	—
Expiring 07/07/22	Citibank, N.A.	CZK	5,280	222,824	223,431	607	—
Expiring 07/19/22	Barclays Bank PLC	CZK	30,878	1,313,000	1,304,312	—	(8,688)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	42,695	1,816,000	1,803,500	—	(12,500)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	11,314	489,000	477,921	—	(11,079)
Expiring 08/05/22	Bank of America, N.A.	CZK	11,819	495,304	498,056	2,752	—
Danish Krone,
Expiring 07/07/22	Deutsche Bank AG	DKK	3,893	544,719	548,747	4,028	—
Euro,
Expiring 07/05/22	Citibank, N.A.	EUR	1,079	1,124,844	1,131,269	6,425	—
Expiring 07/05/22	HSBC Bank PLC	EUR	571	597,696	598,594	898	—
Expiring 07/05/22	Morgan Stanley & Co. International PLC	EUR	31,665	33,493,767	33,193,807	—	(299,960)
Expiring 07/05/22	Morgan Stanley & Co. International PLC	EUR	1,296	1,367,691	1,359,024	—	(8,667)
Expiring 07/07/22	Bank of America, N.A.	EUR	177	186,462	185,569	—	(893)
Expiring 07/07/22	Bank of America, N.A.	EUR	177	186,640	185,568	—	(1,072)
Expiring 07/07/22	Citibank, N.A.	EUR	179	191,104	187,665	—	(3,439)
Expiring 07/07/22	Citibank, N.A.	EUR	45	48,319	47,179	—	(1,140)
Expiring 07/07/22	Citibank, N.A.	EUR	45	47,277	47,179	—	(98)
Expiring 07/07/22	Deutsche Bank AG	EUR	2,163	2,331,175	2,267,706	—	(63,469)
Expiring 07/07/22	Deutsche Bank AG	EUR	721	773,715	755,902	—	(17,813)
Expiring 07/07/22	Deutsche Bank AG	EUR	715	769,149	749,612	—	(19,537)
Expiring 07/07/22	Deutsche Bank AG	EUR	704	744,151	738,079	—	(6,072)
Expiring 07/07/22	Deutsche Bank AG	EUR	696	734,563	729,692	—	(4,871)
Expiring 07/07/22	Deutsche Bank AG	EUR	234	247,412	245,328	—	(2,084)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	52,506	54,659,324	55,047,711	388,387	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	7,602	8,117,583	7,969,998	—	(147,585)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	3,448	3,589,406	3,614,911	25,505	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	2,862	3,070,388	3,000,544	—	(69,844)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,733	1,860,736	1,816,891	—	(43,845)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	721	774,242	755,903	—	(18,339)

SEE NOTES TO FINANCIAL STATEMENTS.
A276

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	712	$761,829	$746,467	$—	$(15,362)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	707	740,252	741,224	972	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	703	736,487	737,031	544	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	512	534,344	536,785	2,441	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	402	429,223	421,460	—	(7,763)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	399	419,431	418,315	—	(1,116)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	394	423,727	413,072	—	(10,655)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	372	389,201	390,008	807	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	179	188,694	187,665	—	(1,029)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	133	143,039	139,439	—	(3,600)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	94	101,094	98,550	—	(2,544)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	45	48,170	47,178	—	(992)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	27	28,711	28,307	—	(404)
Expiring 07/19/22	HSBC Bank PLC	EUR	6,247	6,498,412	6,554,132	55,720	—
Expiring 07/19/22	HSBC Bank PLC	EUR	913	960,675	957,751	—	(2,924)
Expiring 07/19/22	HSBC Bank PLC	EUR	114	120,695	119,692	—	(1,003)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	EUR	21,041	22,327,185	22,077,578	—	(249,607)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	EUR	460	485,811	482,654	—	(3,157)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	1,797	1,880,855	1,885,977	5,122	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	1,749	1,852,483	1,835,066	—	(17,417)
Expiring 07/19/22	The Toronto-Dominion Bank	EUR	547	577,538	574,260	—	(3,278)
Expiring 07/19/22	The Toronto-Dominion Bank	EUR	407	436,997	426,978	—	(10,019)
Expiring 08/02/22	The Toronto-Dominion Bank	EUR	581	615,769	609,708	—	(6,061)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	5,777	6,025,313	6,068,687	43,374	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	2,020	2,116,198	2,121,991	5,793	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	1,434	1,512,705	1,506,405	—	(6,300)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	1,410	1,481,030	1,481,192	162	—
Hungarian Forint,
Expiring 07/07/22	Citibank, N.A.	HUF	98,000	257,351	258,743	1,392	—
Expiring 07/07/22	Citibank, N.A.	HUF	81,685	218,383	215,668	—	(2,715)
Expiring 07/19/22	Barclays Bank PLC	HUF	401,130	1,136,507	1,057,027	—	(79,480)
Expiring 07/19/22	Citibank, N.A.	HUF	436,271	1,145,000	1,149,629	4,629	—
Expiring 07/19/22	Deutsche Bank AG	HUF	114,036	306,006	300,499	—	(5,507)
Expiring 07/19/22	Goldman Sachs International	HUF	360,489	978,000	949,932	—	(28,068)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	315,867	828,000	832,347	4,347	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	314,578	833,000	828,952	—	(4,048)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	596,904	1,566,000	1,572,916	6,916	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	385,844	1,022,000	1,016,746	—	(5,254)
Expiring 08/05/22	Citibank, N.A.	HUF	81,685	213,474	214,650	1,176	—
Indian Rupee,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	INR	136,979	1,733,692	1,733,495	—	(197)
Indonesian Rupiah,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	22,045,822	1,483,069	1,474,193	—	(8,876)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	2,114,000	142,213	141,362	—	(851)
Israeli Shekel,
Expiring 07/07/22	Bank of America, N.A.	ILS	3,195	914,425	914,949	524	—
Expiring 07/07/22	Bank of America, N.A.	ILS	815	233,257	233,391	134	—
Expiring 09/21/22	Barclays Bank PLC	ILS	833	251,322	239,905	—	(11,417)
Expiring 09/21/22	Citibank, N.A.	ILS	833	251,550	239,905	—	(11,645)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	3,668	1,086,000	1,056,317	—	(29,683)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	737	211,579	212,247	668	—
Japanese Yen,
Expiring 07/07/22	Bank of America, N.A.	JPY	501,500	3,730,931	3,697,595	—	(33,336)
Expiring 07/07/22	Bank of America, N.A.	JPY	208,700	1,553,052	1,538,760	—	(14,292)
Expiring 07/07/22	Bank of America, N.A.	JPY	100,700	752,391	742,468	—	(9,923)

SEE NOTES TO FINANCIAL STATEMENTS.
A277

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/07/22	Bank of America, N.A.	JPY	100,000	$772,338	$737,307	$—	$(35,031)
Expiring 07/07/22	Citibank, N.A.	JPY	5,149,024	37,856,017	37,964,118	108,101	—
Expiring 07/07/22	Citibank, N.A.	JPY	846,900	6,514,966	6,244,253	—	(270,713)
Expiring 07/07/22	Citibank, N.A.	JPY	100,600	739,624	741,731	2,107	—
Expiring 07/07/22	Citibank, N.A.	JPY	100,100	746,804	738,044	—	(8,760)
Expiring 07/07/22	Citibank, N.A.	JPY	98,700	773,871	727,722	—	(46,149)
Expiring 07/07/22	Citibank, N.A.	JPY	36,900	289,372	272,066	—	(17,306)
Expiring 07/07/22	Citibank, N.A.	JPY	6,300	47,372	46,450	—	(922)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	262,273	1,948,684	1,933,757	—	(14,927)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	201,400	1,497,832	1,484,936	—	(12,896)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	102,500	765,625	755,739	—	(9,886)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	100,300	736,831	739,519	2,688	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	100,200	735,902	738,782	2,880	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	100,200	748,742	738,782	—	(9,960)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	100,100	753,044	738,045	—	(14,999)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	56,600	423,713	417,316	—	(6,397)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	17,900	132,660	131,978	—	(682)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	17,900	132,679	131,978	—	(701)
Expiring 07/19/22	HSBC Bank PLC	JPY	239,124	1,915,717	1,764,371	—	(151,346)
Expiring 07/19/22	HSBC Bank PLC	JPY	114,556	917,758	845,253	—	(72,505)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	JPY	62,646	461,466	462,232	766	—
Expiring 08/05/22	Citibank, N.A.	JPY	686,100	5,052,897	5,068,011	15,114	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	97,000	715,334	716,509	1,175	—
Malaysian Ringgit,
Expiring 07/07/22	Deutsche Bank AG	MYR	6,890	1,562,004	1,567,690	5,686	—
Mexican Peso,
Expiring 07/07/22	Bank of America, N.A.	MXN	9,210	444,455	457,419	12,964	—
Expiring 07/07/22	Bank of America, N.A.	MXN	6,200	300,796	307,926	7,130	—
Expiring 07/07/22	Bank of America, N.A.	MXN	6,170	297,536	306,436	8,900	—
Expiring 07/07/22	Citibank, N.A.	MXN	145,801	7,364,952	7,241,280	—	(123,672)
Expiring 07/07/22	Citibank, N.A.	MXN	35,492	1,758,344	1,762,728	4,384	—
Expiring 07/07/22	Citibank, N.A.	MXN	8,900	442,860	442,023	—	(837)
Expiring 07/07/22	Citibank, N.A.	MXN	7,540	365,496	374,478	8,982	—
Expiring 07/07/22	Citibank, N.A.	MXN	6,170	297,610	306,436	8,826	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	18,690	941,574	928,248	—	(13,326)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	15,090	762,121	749,453	—	(12,668)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	14,850	737,316	737,532	216	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	10,300	518,082	511,555	—	(6,527)
Expiring 08/05/22	Citibank, N.A.	MXN	90,191	4,444,987	4,455,618	10,631	—
Expiring 08/05/22	Citibank, N.A.	MXN	14,850	735,863	733,621	—	(2,242)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	MXN	5,510	271,588	272,206	618	—
Expiring 09/21/22	BNP Paribas S.A.	MXN	23,450	1,174,000	1,148,294	—	(25,706)
Expiring 09/21/22	HSBC Bank PLC	MXN	79,747	3,972,530	3,904,994	—	(67,536)
Expiring 09/21/22	HSBC Bank PLC	MXN	7,611	379,155	372,709	—	(6,446)
New Taiwanese Dollar,
Expiring 07/07/22	Bank of America, N.A.	TWD	91,135	3,117,538	3,065,473	—	(52,065)
Expiring 07/07/22	Bank of America, N.A.	TWD	67,535	2,281,973	2,271,649	—	(10,324)
Expiring 07/07/22	Citibank, N.A.	TWD	103,420	3,466,980	3,478,700	11,720	—
Expiring 07/07/22	Citibank, N.A.	TWD	90,125	3,087,001	3,031,500	—	(55,501)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	15,785	547,805	530,954	—	(16,851)
New Zealand Dollar,
Expiring 07/07/22	Citibank, N.A.	NZD	1,210	756,519	755,689	—	(830)
Expiring 07/07/22	Citibank, N.A.	NZD	1,160	725,103	724,462	—	(641)
Expiring 07/07/22	Citibank, N.A.	NZD	793	501,174	495,257	—	(5,917)
Expiring 07/07/22	Deutsche Bank AG	NZD	3,585	2,334,455	2,238,961	—	(95,494)

SEE NOTES TO FINANCIAL STATEMENTS.
A278

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/07/22	Deutsche Bank AG	NZD	1,210	$754,837	$755,688	$851	$—
Expiring 07/07/22	Deutsche Bank AG	NZD	1,160	728,807	724,462	—	(4,345)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	9,572	5,970,420	5,978,058	7,638	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	4,710	3,055,094	2,941,564	—	(113,530)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	2,420	1,505,698	1,511,377	5,679	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	2,365	1,495,233	1,477,027	—	(18,206)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,686	1,051,622	1,052,967	1,345	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,190	741,313	743,198	1,885	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,185	739,890	740,075	185	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,160	725,842	724,462	—	(1,380)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	720	450,095	449,666	—	(429)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	555	360,869	346,617	—	(14,252)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	906	618,134	565,682	—	(52,452)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	867	591,841	541,620	—	(50,221)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	2,375	1,483,088	1,482,839	—	(249)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	595	371,560	371,490	—	(70)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	555	344,942	346,516	1,574	—
Norwegian Krone,
Expiring 07/07/22	Bank of America, N.A.	NOK	7,450	748,582	756,432	7,850	—
Expiring 07/07/22	Deutsche Bank AG	NOK	31,050	3,285,062	3,152,647	—	(132,415)
Expiring 07/07/22	Deutsche Bank AG	NOK	13,794	1,390,636	1,400,567	9,931	—
Expiring 07/07/22	Deutsche Bank AG	NOK	7,210	723,261	732,064	8,803	—
Expiring 07/07/22	Deutsche Bank AG	NOK	7,210	721,886	732,064	10,178	—
Expiring 07/07/22	Deutsche Bank AG	NOK	2,090	208,660	212,206	3,546	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NOK	7,190	727,969	730,033	2,064	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	NOK	4,569	518,658	464,016	—	(54,642)
Expiring 08/05/22	Bank of America, N.A.	NOK	7,270	737,854	738,615	761	—
Expiring 08/05/22	Deutsche Bank AG	NOK	24,140	2,434,965	2,452,567	17,602	—
Peruvian Nuevo Sol,
Expiring 07/07/22	Citibank, N.A.	PEN	1,757	458,268	458,555	287	—
Expiring 07/07/22	Citibank, N.A.	PEN	1,555	422,612	405,836	—	(16,776)
Expiring 09/21/22	Barclays Bank PLC	PEN	2,422	645,468	627,160	—	(18,308)
Expiring 09/21/22	Barclays Bank PLC	PEN	2,422	645,511	627,205	—	(18,306)
Expiring 09/21/22	BNP Paribas S.A.	PEN	12,804	3,365,406	3,315,244	—	(50,162)
Expiring 09/21/22	Citibank, N.A.	PEN	1,922	514,021	497,575	—	(16,446)
Philippine Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	9,930	180,766	180,503	—	(263)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	5,270	100,615	95,796	—	(4,819)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	218,204	4,074,776	3,942,740	—	(132,036)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	125,145	2,303,000	2,261,250	—	(41,750)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	108,436	2,013,000	1,959,339	—	(53,661)
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	124,077	2,319,195	2,241,950	—	(77,245)
Polish Zloty,
Expiring 07/07/22	Citibank, N.A.	PLN	2,010	446,100	448,105	2,005	—
Expiring 07/07/22	Citibank, N.A.	PLN	1,135	262,410	253,034	—	(9,376)
Expiring 07/07/22	Citibank, N.A.	PLN	945	209,733	210,675	942	—
Expiring 07/19/22	BNP Paribas S.A.	PLN	6,107	1,424,000	1,359,018	—	(64,982)
Expiring 07/19/22	BNP Paribas S.A.	PLN	3,770	840,000	838,982	—	(1,018)
Expiring 07/19/22	Citibank, N.A.	PLN	2,811	628,000	625,480	—	(2,520)
Expiring 07/19/22	HSBC Bank PLC	PLN	5,874	1,361,754	1,307,301	—	(54,453)
Expiring 07/19/22	HSBC Bank PLC	PLN	4,964	1,144,473	1,104,694	—	(39,779)
Expiring 07/19/22	HSBC Bank PLC	PLN	3,717	861,000	827,194	—	(33,806)
Expiring 07/19/22	HSBC Bank PLC	PLN	3,016	699,045	671,092	—	(27,953)
Expiring 07/19/22	HSBC Bank PLC	PLN	2,548	587,505	567,085	—	(20,420)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	6,232	1,390,000	1,386,841	—	(3,159)

SEE NOTES TO FINANCIAL STATEMENTS.
A279

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	4,706	$1,061,000	$1,047,390	$—	$(13,610)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	4,286	959,000	953,901	—	(5,099)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	PLN	730	162,015	162,404	389	—
Singapore Dollar,
Expiring 07/07/22	Citibank, N.A.	SGD	1,605	1,152,300	1,155,253	2,953	—
Expiring 07/07/22	Citibank, N.A.	SGD	490	351,792	352,693	901	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SGD	270	194,756	194,341	—	(415)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SGD	165	118,959	118,765	—	(194)
Expiring 09/21/22	BNP Paribas S.A.	SGD	785	571,881	565,385	—	(6,496)
Expiring 09/21/22	HSBC Bank PLC	SGD	1,294	935,000	931,939	—	(3,061)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	1,510	1,090,000	1,087,806	—	(2,194)
South African Rand,
Expiring 07/07/22	Bank of America, N.A.	ZAR	12,180	775,623	748,151	—	(27,472)
Expiring 07/07/22	Bank of America, N.A.	ZAR	11,970	768,850	735,252	—	(33,598)
Expiring 07/07/22	Bank of America, N.A.	ZAR	7,550	471,233	463,756	—	(7,477)
Expiring 07/07/22	Bank of America, N.A.	ZAR	7,330	460,563	450,242	—	(10,321)
Expiring 07/07/22	Bank of America, N.A.	ZAR	7,180	439,601	441,029	1,428	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	7,180	461,395	441,028	—	(20,367)
Expiring 07/07/22	Bank of America, N.A.	ZAR	4,810	294,496	295,452	956	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	4,810	298,804	295,452	—	(3,352)
Expiring 07/07/22	Bank of America, N.A.	ZAR	4,810	303,460	295,452	—	(8,008)
Expiring 07/07/22	Bank of America, N.A.	ZAR	4,810	304,536	295,452	—	(9,084)
Expiring 07/07/22	Bank of America, N.A.	ZAR	4,660	291,141	286,239	—	(4,902)
Expiring 07/07/22	Citibank, N.A.	ZAR	94,400	6,046,398	5,798,479	—	(247,919)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	27,680	1,722,732	1,700,232	—	(22,500)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	4,810	300,962	295,452	—	(5,510)
Expiring 08/05/22	Citibank, N.A.	ZAR	110,240	6,692,325	6,750,974	58,649	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	ZAR	11,990	732,004	734,255	2,251	—
Expiring 09/21/22	HSBC Bank PLC	ZAR	5,731	350,796	349,302	—	(1,494)
Expiring 09/21/22	HSBC Bank PLC	ZAR	5,664	360,367	345,221	—	(15,146)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	18,421	1,134,000	1,122,693	—	(11,307)
South Korean Won,
Expiring 07/07/22	Citibank, N.A.	KRW	6,263,545	4,818,112	4,859,964	41,852	—
Expiring 07/07/22	Citibank, N.A.	KRW	2,139,330	1,645,638	1,659,933	14,295	—
Expiring 07/07/22	Citibank, N.A.	KRW	961,060	745,412	745,698	286	—
Expiring 07/07/22	Citibank, N.A.	KRW	954,430	741,305	740,554	—	(751)
Expiring 07/07/22	Deutsche Bank AG	KRW	1,034,103	801,258	802,374	1,116	—
Expiring 07/07/22	Deutsche Bank AG	KRW	962,150	745,737	746,544	807	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	1,943,940	1,509,270	1,508,327	—	(943)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	1,904,800	1,529,960	1,477,958	—	(52,002)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	971,970	756,279	754,164	—	(2,115)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	959,690	743,600	744,636	1,036	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	952,400	764,489	738,979	—	(25,510)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	220,216	177,108	170,868	—	(6,240)
Expiring 08/05/22	Deutsche Bank AG	KRW	288,760	222,431	224,166	1,735	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	KRW	1,914,680	1,482,524	1,486,375	3,851	—
Expiring 09/21/22	BNP Paribas S.A.	KRW	577,962	465,127	449,309	—	(15,818)
Swedish Krona,
Expiring 07/07/22	Citibank, N.A.	SEK	10,038	1,021,307	981,464	—	(39,843)
Expiring 07/07/22	Citibank, N.A.	SEK	7,630	775,832	746,022	—	(29,810)
Expiring 07/07/22	Citibank, N.A.	SEK	7,370	725,985	720,601	—	(5,384)
Expiring 07/07/22	Citibank, N.A.	SEK	5,454	529,379	533,264	3,885	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SEK	7,630	777,026	746,022	—	(31,004)
Expiring 07/19/22	BNP Paribas S.A.	SEK	5,146	545,781	503,338	—	(42,443)
Expiring 08/05/22	Citibank, N.A.	SEK	2,038	197,989	199,480	1,491	—

SEE NOTES TO FINANCIAL STATEMENTS.
A280

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 07/07/22	Citibank, N.A.	CHF	1,485	$1,552,073	$1,556,154	$4,081	$—
Expiring 07/07/22	Citibank, N.A.	CHF	45	46,546	47,156	610	—
Expiring 07/07/22	Deutsche Bank AG	CHF	720	742,573	754,498	11,925	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	2,225	2,292,810	2,331,611	38,801	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	1,800	1,881,059	1,886,247	5,188	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	750	751,868	785,936	34,068	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	745	763,138	780,697	17,559	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	740	758,216	775,457	17,241	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	472	493,255	494,615	1,360	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	198	206,080	207,487	1,407	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	45	45,456	47,156	1,700	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CHF	518	536,540	543,432	6,892	—
Thai Baht,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	32,600	921,685	922,298	613	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	24,690	698,049	698,513	464	—
Turkish Lira,
Expiring 07/07/22	Bank of America, N.A.	TRY	5,125	307,254	306,268	—	(986)
Expiring 07/07/22	Deutsche Bank AG	TRY	8,070	451,027	482,261	31,234	—
Expiring 07/07/22	Deutsche Bank AG	TRY	1,955	117,220	116,830	—	(390)
Expiring 07/07/22	Deutsche Bank AG	TRY	1,955	117,210	116,830	—	(380)
Expiring 07/07/22	Deutsche Bank AG	TRY	1,946	116,667	116,293	—	(374)
Expiring 07/07/22	Deutsche Bank AG	TRY	1,946	116,667	116,293	—	(374)
Expiring 07/07/22	Deutsche Bank AG	TRY	1,930	116,125	115,336	—	(789)
Expiring 07/07/22	Deutsche Bank AG	TRY	926	55,781	55,337	—	(444)

				$559,318,674	$554,214,240	1,281,508	(6,385,942)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/07/22	Bank of America, N.A.	AUD	4,250	$3,066,864	$2,933,609	$133,255	$—
Expiring 07/07/22	Citibank, N.A.	AUD	2,145	1,498,931	1,480,610	18,321	—
Expiring 07/07/22	Citibank, N.A.	AUD	1,080	773,137	745,481	27,656	—
Expiring 07/07/22	Citibank, N.A.	AUD	1,075	773,023	742,031	30,992	—
Expiring 07/07/22	Citibank, N.A.	AUD	1,075	771,224	742,031	29,193	—
Expiring 07/07/22	Citibank, N.A.	AUD	1,075	751,662	742,031	9,631	—
Expiring 07/07/22	Deutsche Bank AG	AUD	5,805	4,172,907	4,006,965	165,942	—
Expiring 07/07/22	Deutsche Bank AG	AUD	5,180	3,723,627	3,575,552	148,075	—
Expiring 07/07/22	Deutsche Bank AG	AUD	1,095	775,167	755,836	19,331	—
Expiring 07/07/22	Deutsche Bank AG	AUD	1,075	772,152	742,030	30,122	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	2,150	1,539,544	1,484,061	55,483	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,070	740,782	738,579	2,203	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,070	739,399	738,579	820	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,070	758,812	738,579	20,233	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	1,070	754,029	738,579	15,450	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	340	236,469	234,689	1,780	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	242	167,926	167,043	883	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	241	168,076	166,353	1,723	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	AUD	65	45,376	44,867	509	—
Expiring 07/19/22	BNP Paribas S.A.	AUD	961	715,919	663,619	52,300	—
Expiring 07/19/22	Citibank, N.A.	AUD	562	418,998	387,867	31,131	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	1,364	979,461	941,617	37,844	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	674	472,000	465,254	6,746	—

SEE NOTES TO FINANCIAL STATEMENTS.
A281

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 08/05/22	Deutsche Bank AG	AUD	5,601	$3,867,182	$3,867,170	$12	$—
Expiring 08/05/22	Deutsche Bank AG	AUD	1,835	1,266,967	1,266,963	4	—
Brazilian Real,
Expiring 07/05/22	Bank of America, N.A.	BRL	1,095	209,049	208,913	136	—
Expiring 07/05/22	Citibank, N.A.	BRL	1,620	313,074	309,077	3,997	—
Expiring 07/05/22	Citibank, N.A.	BRL	1,077	222,981	205,479	17,502	—
Expiring 07/05/22	Citibank, N.A.	BRL	995	192,660	189,834	2,826	—
Expiring 07/05/22	Citibank, N.A.	BRL	985	191,392	187,926	3,466	—
Expiring 07/05/22	Citibank, N.A.	BRL	110	21,000	20,986	14	—
Expiring 07/05/22	HSBC Bank PLC	BRL	3,596	743,623	686,105	57,518	—
Expiring 07/05/22	JPMorgan Chase Bank, N.A.	BRL	1,205	235,444	229,900	5,544	—
Expiring 07/05/22	The Toronto-Dominion Bank	BRL	38,443	7,350,551	7,334,544	16,007	—
Expiring 08/02/22	Citibank, N.A.	BRL	1,367	259,285	258,583	702	—
British Pound,
Expiring 07/05/22	BNP Paribas S.A.	GBP	9,263	11,579,685	11,276,041	303,644	—
Expiring 07/07/22	Bank of America, N.A.	GBP	15,999	19,992,190	19,477,006	515,184	—
Expiring 07/07/22	Bank of America, N.A.	GBP	2,433	2,955,803	2,961,907	—	(6,104)
Expiring 07/07/22	Bank of America, N.A.	GBP	865	1,080,895	1,053,041	27,854	—
Expiring 07/07/22	Bank of America, N.A.	GBP	605	743,823	736,520	7,303	—
Expiring 07/07/22	Citibank, N.A.	GBP	616	760,628	749,911	10,717	—
Expiring 07/07/22	Citibank, N.A.	GBP	39	47,122	47,478	—	(356)
Expiring 07/07/22	Citibank, N.A.	GBP	38	47,647	46,261	1,386	—
Expiring 07/07/22	Deutsche Bank AG	GBP	180	220,927	219,130	1,797	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	608	762,574	740,173	22,401	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	218	273,368	265,391	7,977	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	195	243,048	237,391	5,657	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	157	192,528	191,131	1,397	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	GBP	39	47,545	47,478	67	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	2,503	3,073,340	3,048,262	25,078	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	196	244,710	238,450	6,260	—
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	17,848	23,286,236	21,733,047	1,553,189	—
Expiring 08/02/22	BNP Paribas S.A.	GBP	9,050	11,103,730	11,023,286	80,444	—
Expiring 08/05/22	Bank of America, N.A.	GBP	15,274	18,565,394	18,605,000	—	(39,606)
Expiring 08/05/22	Bank of America, N.A.	GBP	491	596,806	598,079	—	(1,273)
Canadian Dollar,
Expiring 07/07/22	Bank of America, N.A.	CAD	13,693	10,834,270	10,638,257	196,013	—
Expiring 07/07/22	Bank of America, N.A.	CAD	2,059	1,629,136	1,599,662	29,474	—
Expiring 07/07/22	Bank of America, N.A.	CAD	793	627,443	616,091	11,352	—
Expiring 07/07/22	Citibank, N.A.	CAD	485	374,119	376,803	—	(2,684)
Expiring 07/07/22	Citibank, N.A.	CAD	60	46,224	46,615	—	(391)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	2,935	2,315,989	2,280,237	35,752	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	1,925	1,528,002	1,495,556	32,446	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	980	775,291	761,373	13,918	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	965	745,926	749,720	—	(3,794)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	955	742,225	741,951	274	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	955	742,422	741,951	471	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	950	737,784	738,066	—	(282)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CAD	635	489,700	493,339	—	(3,639)
Expiring 07/19/22	Barclays Bank PLC	CAD	2,478	1,963,358	1,925,384	37,974	—
Expiring 08/05/22	Bank of America, N.A.	CAD	12,977	10,069,447	10,081,467	—	(12,020)
Expiring 08/05/22	Bank of America, N.A.	CAD	1,533	1,189,525	1,190,945	—	(1,420)
Expiring 08/05/22	Bank of America, N.A.	CAD	584	453,152	453,693	—	(541)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CAD	475	368,921	369,014	—	(93)
Chilean Peso,
Expiring 07/07/22	Bank of America, N.A.	CLP	1,210,600	1,324,654	1,317,517	7,137	—

SEE NOTES TO FINANCIAL STATEMENTS.
A282

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 07/07/22	Bank of America, N.A.	CLP	255,600	$293,422	$278,174	$15,248	$—
Expiring 07/07/22	Citibank, N.A.	CLP	626,100	762,115	681,396	80,719	—
Chinese Renminbi,
Expiring 07/07/22	Citibank, N.A.	CNH	1,276	190,761	190,651	110	—
Expiring 07/07/22	Citibank, N.A.	CNH	1,275	190,611	190,501	110	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	9,922	1,480,602	1,482,478	—	(1,876)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	3,221	480,651	481,260	—	(609)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	2,037	304,607	304,355	252	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CNH	1,277	188,980	190,801	—	(1,821)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	7,323	1,092,463	1,093,734	—	(1,271)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CNH	2,392	356,844	357,259	—	(415)
Expiring 08/23/22	Goldman Sachs International	CNH	7,763	1,136,000	1,159,278	—	(23,278)
Expiring 08/23/22	HSBC Bank PLC	CNH	16,165	2,412,000	2,414,189	—	(2,189)
Expiring 08/23/22	HSBC Bank PLC	CNH	2,030	300,127	303,142	—	(3,015)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	121,616	17,761,206	18,162,553	—	(401,347)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	36,076	5,268,592	5,387,645	—	(119,053)
Colombian Peso,
Expiring 07/07/22	Citibank, N.A.	COP	129,469	32,868	31,148	1,720	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	COP	129,469	31,278	30,983	295	—
Czech Koruna,
Expiring 07/07/22	Bank of America, N.A.	CZK	16,560	711,340	700,759	10,581	—
Expiring 07/07/22	Bank of America, N.A.	CZK	11,819	497,537	500,137	—	(2,600)
Expiring 07/07/22	Citibank, N.A.	CZK	12,390	534,876	524,300	10,576	—
Expiring 07/07/22	Deutsche Bank AG	CZK	4,600	198,063	194,655	3,408	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	7,011	310,258	296,140	14,118	—
Expiring 08/05/22	Bank of America, N.A.	CZK	16,560	693,988	697,844	—	(3,856)
Danish Krone,
Expiring 07/07/22	Deutsche Bank AG	DKK	3,893	558,665	548,748	9,917	—
Expiring 08/05/22	Deutsche Bank AG	DKK	3,893	545,781	549,867	—	(4,086)
Euro,
Expiring 07/05/22	Morgan Stanley & Co. International PLC	EUR	34,612	37,026,601	36,282,694	743,907	—
Expiring 07/07/22	Bank of America, N.A.	EUR	1,435	1,544,839	1,504,465	40,374	—
Expiring 07/07/22	Bank of America, N.A.	EUR	1,434	1,539,342	1,503,417	35,925	—
Expiring 07/07/22	Bank of America, N.A.	EUR	1,429	1,489,964	1,498,175	—	(8,211)
Expiring 07/07/22	Bank of America, N.A.	EUR	190	204,011	199,198	4,813	—
Expiring 07/07/22	Citibank, N.A.	EUR	702	739,211	735,983	3,228	—
Expiring 07/07/22	Citibank, N.A.	EUR	45	47,536	47,179	357	—
Expiring 07/07/22	Deutsche Bank AG	EUR	705	743,317	739,127	4,190	—
Expiring 07/07/22	Deutsche Bank AG	EUR	705	743,317	739,127	4,190	—
Expiring 07/07/22	Deutsche Bank AG	EUR	436	459,587	457,106	2,481	—
Expiring 07/07/22	Deutsche Bank AG	EUR	301	317,994	315,571	2,423	—
Expiring 07/07/22	Deutsche Bank AG	EUR	150	158,798	157,261	1,537	—
Expiring 07/07/22	Deutsche Bank AG	EUR	45	46,936	47,178	—	(242)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	52,629	56,198,404	55,176,665	1,021,739	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	5,777	6,013,921	6,056,653	—	(42,732)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	4,680	4,997,407	4,906,549	90,858	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,567	1,652,095	1,642,855	9,240	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	1,410	1,478,204	1,478,256	—	(52)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	949	999,528	994,940	4,588	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	800	844,166	838,726	5,440	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	721	773,705	755,902	17,803	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	719	768,784	753,806	14,978	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	712	760,210	746,466	13,744	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	570	604,362	597,592	6,770	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	429	459,957	449,767	10,190	—

SEE NOTES TO FINANCIAL STATEMENTS.
A283

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	428	$457,444	$448,719	$8,725	$—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	357	378,495	374,281	4,214	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	EUR	82	86,269	85,969	300	—
Expiring 07/19/22	Barclays Bank PLC	EUR	44,773	49,029,629	46,978,006	2,051,623	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	34,122	37,097,515	35,802,622	1,294,893	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	512	554,000	536,839	17,161	—
Expiring 07/19/22	Deutsche Bank AG	EUR	44,186	48,233,328	46,362,318	1,871,010	—
Expiring 08/02/22	Morgan Stanley & Co. International PLC	EUR	31,665	33,555,356	33,256,214	299,142	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	52,506	54,762,865	55,157,080	—	(394,215)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	3,448	3,596,205	3,622,093	—	(25,888)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	337	353,993	354,015	—	(22)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	EUR	177	185,945	185,937	8	—
Hungarian Forint,
Expiring 07/07/22	Citibank, N.A.	HUF	98,000	262,001	258,743	3,258	—
Expiring 07/07/22	Citibank, N.A.	HUF	81,685	214,507	215,667	—	(1,160)
Expiring 07/19/22	Barclays Bank PLC	HUF	362,644	969,000	955,612	13,388	—
Expiring 07/19/22	Citibank, N.A.	HUF	236,342	645,000	622,791	22,209	—
Expiring 07/19/22	Citibank, N.A.	HUF	186,676	515,000	491,914	23,086	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	612,108	1,580,000	1,612,981	—	(32,981)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	220,032	603,000	579,812	23,188	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	336,355	911,000	886,336	24,664	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	264,154	720,000	696,077	23,923	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	258,861	688,000	682,131	5,869	—
Expiring 08/05/22	Citibank, N.A.	HUF	98,000	256,111	257,522	—	(1,411)
Indian Rupee,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	INR	136,979	1,756,974	1,733,494	23,480	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	INR	136,979	1,729,162	1,728,510	652	—
Expiring 09/21/22	Barclays Bank PLC	INR	151,581	1,928,046	1,904,952	23,094	—
Expiring 09/21/22	Barclays Bank PLC	INR	38,469	488,000	483,449	4,551	—
Indonesian Rupiah,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	22,045,822	1,516,949	1,474,193	42,756	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	IDR	2,114,000	145,462	141,362	4,100	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	IDR	22,045,822	1,481,873	1,473,101	8,772	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	IDR	2,114,000	142,099	141,258	841	—
Expiring 09/21/22	Citibank, N.A.	IDR	29,120,355	1,983,000	1,941,363	41,637	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	6,400,739	442,743	426,717	16,026	—
Israeli Shekel,
Expiring 07/07/22	Bank of America, N.A.	ILS	3,195	956,558	914,949	41,609	—
Expiring 07/07/22	Bank of America, N.A.	ILS	815	244,005	233,391	10,614	—
Expiring 08/05/22	Bank of America, N.A.	ILS	3,195	915,735	916,649	—	(914)
Expiring 08/05/22	Bank of America, N.A.	ILS	815	233,591	233,824	—	(233)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	ILS	945	275,144	271,122	4,022	—
Expiring 09/21/22	Barclays Bank PLC	ILS	11,734	3,540,288	3,379,457	160,831	—
Expiring 09/21/22	Barclays Bank PLC	ILS	4,184	1,255,000	1,205,090	49,910	—
Expiring 09/21/22	Citibank, N.A.	ILS	11,734	3,543,496	3,379,458	164,038	—
Expiring 09/21/22	Citibank, N.A.	ILS	8,179	2,379,000	2,355,820	23,180	—
Expiring 09/21/22	Citibank, N.A.	ILS	5,435	1,634,000	1,565,412	68,588	—
Expiring 09/21/22	Citibank, N.A.	ILS	3,396	986,000	978,182	7,818	—
Expiring 09/21/22	Citibank, N.A.	ILS	3,373	986,000	971,480	14,520	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	7,453	2,139,000	2,146,682	—	(7,682)
Japanese Yen,
Expiring 07/07/22	Citibank, N.A.	JPY	5,411,297	41,627,603	39,897,876	1,729,727	—
Expiring 07/07/22	Citibank, N.A.	JPY	686,100	5,044,260	5,058,664	—	(14,404)
Expiring 07/07/22	Citibank, N.A.	JPY	202,700	1,504,323	1,494,522	9,801	—
Expiring 07/07/22	Citibank, N.A.	JPY	196,600	1,543,262	1,449,546	93,716	—

SEE NOTES TO FINANCIAL STATEMENTS.
A284

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/07/22	Citibank, N.A.	JPY	196,600	$1,544,051	$1,449,546	$94,505	$—
Expiring 07/07/22	Deutsche Bank AG	JPY	202,700	1,510,235	1,494,522	15,713	—
Expiring 07/07/22	Deutsche Bank AG	JPY	200,200	1,510,015	1,476,089	33,926	—
Expiring 07/07/22	Deutsche Bank AG	JPY	100,200	736,994	738,782	—	(1,788)
Expiring 07/07/22	Deutsche Bank AG	JPY	100,200	737,040	738,781	—	(1,741)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	202,700	1,522,135	1,494,521	27,614	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	202,700	1,521,069	1,494,521	26,548	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	200,800	1,485,410	1,480,513	4,897	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	100,600	759,120	741,731	17,389	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	100,200	734,866	738,782	—	(3,916)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	100,100	758,079	738,044	20,035	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	98,800	772,998	728,459	44,539	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	JPY	6,300	46,965	46,451	514	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	JPY	803,000	6,501,891	5,924,927	576,964	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	JPY	64,439	491,000	475,463	15,537	—
Expiring 08/05/22	Citibank, N.A.	JPY	5,149,024	37,920,837	38,034,261	—	(113,424)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	177,948	1,315,068	1,314,448	620	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	JPY	26,400	193,363	195,009	—	(1,646)
Malaysian Ringgit,
Expiring 07/07/22	Deutsche Bank AG	MYR	6,890	1,570,943	1,567,690	3,253	—
Expiring 08/05/22	Deutsche Bank AG	MYR	6,890	1,561,650	1,563,905	—	(2,255)
Mexican Peso,
Expiring 07/07/22	Citibank, N.A.	MXN	90,191	4,468,241	4,479,381	—	(11,140)
Expiring 07/07/22	Citibank, N.A.	MXN	35,492	1,792,833	1,762,728	30,105	—
Expiring 07/07/22	Citibank, N.A.	MXN	18,720	952,339	929,738	22,601	—
Expiring 07/07/22	Citibank, N.A.	MXN	14,850	739,726	737,533	2,193	—
Expiring 07/07/22	Citibank, N.A.	MXN	12,300	602,303	610,885	—	(8,582)
Expiring 07/07/22	Citibank, N.A.	MXN	9,020	444,729	447,983	—	(3,254)
Expiring 07/07/22	Citibank, N.A.	MXN	8,690	434,209	431,593	2,616	—
Expiring 07/07/22	Citibank, N.A.	MXN	8,480	412,763	421,163	—	(8,400)
Expiring 07/07/22	Citibank, N.A.	MXN	8,250	417,234	409,741	7,493	—
Expiring 07/07/22	Citibank, N.A.	MXN	7,400	371,430	367,525	3,905	—
Expiring 07/07/22	Citibank, N.A.	MXN	6,750	325,171	335,242	—	(10,071)
Expiring 07/07/22	Citibank, N.A.	MXN	6,750	325,176	335,242	—	(10,066)
Expiring 07/07/22	Citibank, N.A.	MXN	6,040	291,199	299,979	—	(8,780)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	14,740	736,956	732,070	4,886	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	8,970	452,793	445,500	7,293	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	8,840	442,118	439,043	3,075	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	6,940	344,793	344,678	115	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	6,000	304,614	297,993	6,621	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	MXN	5,990	304,134	297,496	6,638	—
Expiring 08/05/22	Citibank, N.A.	MXN	35,492	1,749,193	1,753,377	—	(4,184)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	MXN	3,870	190,928	191,185	—	(257)
New Taiwanese Dollar,
Expiring 07/07/22	Bank of America, N.A.	TWD	45,135	1,532,103	1,518,189	13,914	—
Expiring 07/07/22	Deutsche Bank AG	TWD	45,135	1,531,558	1,518,189	13,369	—
Expiring 07/07/22	Deutsche Bank AG	TWD	45,040	1,560,908	1,514,994	45,914	—
Expiring 07/07/22	Deutsche Bank AG	TWD	44,135	1,485,777	1,484,553	1,224	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	120,955	4,147,266	4,068,518	78,748	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	45,040	1,558,747	1,514,993	43,754	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TWD	22,560	762,677	758,842	3,835	—
Expiring 08/05/22	Citibank, N.A.	TWD	103,420	3,473,209	3,486,645	—	(13,436)
Expiring 09/21/22	Citibank, N.A.	TWD	84,796	2,894,547	2,871,541	23,006	—
Expiring 09/21/22	Citibank, N.A.	TWD	53,128	1,808,000	1,799,141	8,859	—
Expiring 09/21/22	Goldman Sachs International	TWD	98,190	3,355,902	3,325,138	30,764	—

SEE NOTES TO FINANCIAL STATEMENTS.
A285

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/21/22	HSBC Bank PLC	TWD	104,637	$3,576,493	$3,543,465	$33,028	$—
Expiring 09/21/22	HSBC Bank PLC	TWD	42,549	1,460,000	1,440,881	19,119	—
Expiring 09/21/22	HSBC Bank PLC	TWD	13,768	468,000	466,230	1,770	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	81,699	2,789,000	2,766,663	22,337	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	69,156	2,343,000	2,341,905	1,095	—
New Zealand Dollar,
Expiring 07/07/22	Bank of America, N.A.	NZD	2,490	1,551,519	1,555,095	—	(3,576)
Expiring 07/07/22	Citibank, N.A.	NZD	2,380	1,486,500	1,486,395	105	—
Expiring 07/07/22	Citibank, N.A.	NZD	1,180	769,775	736,953	32,822	—
Expiring 07/07/22	Citibank, N.A.	NZD	590	377,926	368,477	9,449	—
Expiring 07/07/22	Citibank, N.A.	NZD	272	176,277	169,874	6,403	—
Expiring 07/07/22	Citibank, N.A.	NZD	246	159,260	153,636	5,624	—
Expiring 07/07/22	Citibank, N.A.	NZD	243	157,325	151,762	5,563	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	9,843	6,384,810	6,147,308	237,502	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	3,921	2,543,415	2,448,805	94,610	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	2,375	1,483,414	1,483,273	141	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,200	755,222	749,443	5,779	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,200	758,880	749,443	9,437	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,195	758,882	746,320	12,562	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,195	758,696	746,321	12,375	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,180	743,020	736,952	6,068	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,175	734,317	733,830	487	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,175	765,047	733,830	31,217	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,170	740,152	730,708	9,444	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	1,170	741,164	730,707	10,457	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NZD	481	314,618	300,402	14,216	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	9,572	5,968,534	5,976,308	—	(7,774)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	NZD	1,686	1,051,290	1,052,659	—	(1,369)
Norwegian Krone,
Expiring 07/07/22	Citibank, N.A.	NOK	7,350	741,036	746,279	—	(5,243)
Expiring 07/07/22	Citibank, N.A.	NOK	4,770	505,651	484,320	21,331	—
Expiring 07/07/22	Citibank, N.A.	NOK	4,160	441,498	422,384	19,114	—
Expiring 07/07/22	Deutsche Bank AG	NOK	24,140	2,433,664	2,451,044	—	(17,380)
Expiring 07/07/22	Deutsche Bank AG	NOK	13,794	1,459,393	1,400,567	58,826	—
Expiring 07/07/22	Deutsche Bank AG	NOK	7,340	749,985	745,264	4,721	—
Expiring 07/07/22	Deutsche Bank AG	NOK	7,260	738,769	737,140	1,629	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	NOK	7,180	752,691	729,018	23,673	—
Expiring 08/05/22	Deutsche Bank AG	NOK	13,794	1,391,380	1,401,438	—	(10,058)
Peruvian Nuevo Sol,
Expiring 07/07/22	Citibank, N.A.	PEN	3,312	899,365	864,391	34,974	—
Expiring 08/05/22	Citibank, N.A.	PEN	1,757	456,838	457,132	—	(294)
Philippine Peso,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	PHP	15,200	285,929	276,298	9,631	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	PHP	9,930	180,408	180,130	278	—
Expiring 09/21/22	Citibank, N.A.	PHP	93,994	1,699,000	1,698,377	623	—
Polish Zloty,
Expiring 07/07/22	Bank of America, N.A.	PLN	1,695	378,424	377,879	545	—
Expiring 07/07/22	Bank of America, N.A.	PLN	1,450	325,540	323,259	2,281	—
Expiring 07/07/22	Citibank, N.A.	PLN	945	218,482	210,676	7,806	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	PLN	1,168	268,000	259,869	8,131	—
Expiring 08/05/22	Citibank, N.A.	PLN	2,010	444,206	446,217	—	(2,011)
Expiring 08/05/22	Citibank, N.A.	PLN	945	208,843	209,788	—	(945)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	PLN	1,300	287,839	288,597	—	(758)
Singapore Dollar,
Expiring 07/07/22	Citibank, N.A.	SGD	1,605	1,167,665	1,155,252	12,413	—

SEE NOTES TO FINANCIAL STATEMENTS.
A286

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 07/07/22	Citibank, N.A.	SGD	925	$672,953	$665,799	$7,154	$—
Expiring 08/05/22	Citibank, N.A.	SGD	1,605	1,152,297	1,155,330	—	(3,033)
Expiring 08/05/22	Citibank, N.A.	SGD	490	351,792	352,718	—	(926)
South African Rand,
Expiring 07/07/22	Bank of America, N.A.	ZAR	16,570	1,022,846	1,017,805	5,041	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	11,980	766,563	735,866	30,697	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	7,310	478,246	449,013	29,233	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	7,140	447,635	438,572	9,063	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	4,890	303,670	300,366	3,304	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	4,760	298,436	292,381	6,055	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	4,720	305,373	289,924	15,449	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	4,700	298,204	288,695	9,509	—
Expiring 07/07/22	Bank of America, N.A.	ZAR	4,700	300,592	288,695	11,897	—
Expiring 07/07/22	Citibank, N.A.	ZAR	110,240	6,712,374	6,771,445	—	(59,071)
Expiring 07/07/22	Citibank, N.A.	ZAR	3,270	205,179	200,858	4,321	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	11,990	734,231	736,480	—	(2,249)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	ZAR	11,910	769,347	731,567	37,780	—
Expiring 09/21/22	Deutsche Bank AG	ZAR	20,367	1,244,000	1,241,297	2,703	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ZAR	9,920	632,654	604,618	28,036	—
South Korean Won,
Expiring 07/07/22	Bank of America, N.A.	KRW	959,790	758,919	744,713	14,206	—
Expiring 07/07/22	Citibank, N.A.	KRW	1,906,580	1,485,454	1,479,340	6,114	—
Expiring 07/07/22	Deutsche Bank AG	KRW	1,918,760	1,521,618	1,488,790	32,828	—
Expiring 07/07/22	Deutsche Bank AG	KRW	1,906,580	1,478,313	1,479,340	—	(1,027)
Expiring 07/07/22	Deutsche Bank AG	KRW	959,380	759,995	744,395	15,600	—
Expiring 07/07/22	Deutsche Bank AG	KRW	956,960	767,102	742,517	24,585	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	7,517,864	5,989,280	5,833,205	156,075	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	2,481,310	1,976,793	1,925,280	51,513	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	373,490	287,743	289,796	—	(2,053)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	KRW	286,920	221,611	222,625	—	(1,014)
Expiring 08/05/22	Citibank, N.A.	KRW	6,263,545	4,820,114	4,862,420	—	(42,306)
Expiring 08/05/22	Citibank, N.A.	KRW	2,139,330	1,646,322	1,660,772	—	(14,450)
Expiring 09/21/22	BNP Paribas S.A.	KRW	3,941,986	3,172,395	3,064,511	107,884	—
Expiring 09/21/22	Goldman Sachs International	KRW	2,647,868	2,055,000	2,058,460	—	(3,460)
Expiring 09/21/22	HSBC Bank PLC	KRW	1,999,481	1,547,000	1,554,402	—	(7,402)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	2,879,118	2,220,000	2,238,234	—	(18,234)
Swedish Krona,
Expiring 07/07/22	Citibank, N.A.	SEK	7,540	769,889	737,223	32,666	—
Expiring 07/07/22	Citibank, N.A.	SEK	7,540	768,516	737,223	31,293	—
Expiring 07/07/22	Citibank, N.A.	SEK	5,454	554,912	533,264	21,648	—
Expiring 07/07/22	Citibank, N.A.	SEK	2,038	197,813	199,265	—	(1,452)
Expiring 07/07/22	Deutsche Bank AG	SEK	7,580	745,121	741,134	3,987	—
Expiring 07/07/22	Deutsche Bank AG	SEK	4,970	503,949	485,942	18,007	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	SEK	3,000	307,887	293,325	14,562	—
Expiring 08/05/22	Citibank, N.A.	SEK	5,454	529,849	533,840	—	(3,991)
Expiring 08/05/22	Citibank, N.A.	SEK	3,220	315,991	315,176	815	—
Swiss Franc,
Expiring 07/07/22	Citibank, N.A.	CHF	740	769,148	775,457	—	(6,309)
Expiring 07/07/22	Citibank, N.A.	CHF	740	770,229	775,457	—	(5,228)
Expiring 07/07/22	Citibank, N.A.	CHF	720	744,502	754,499	—	(9,997)
Expiring 07/07/22	Deutsche Bank AG	CHF	745	748,093	780,696	—	(32,603)
Expiring 07/07/22	Deutsche Bank AG	CHF	745	747,739	780,697	—	(32,958)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	1,800	1,873,454	1,886,246	—	(12,792)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	740	772,207	775,457	—	(3,250)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	740	773,243	775,457	—	(2,214)

SEE NOTES TO FINANCIAL STATEMENTS.
A287

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	740	$761,530	$775,457	$—	$(13,927)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	720	747,314	754,499	—	(7,185)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	705	738,610	738,780	—	(170)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	45	44,971	47,156	—	(2,185)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	CHF	45	46,292	47,156	—	(864)
Expiring 07/19/22	Barclays Bank PLC	CHF	997	1,073,205	1,045,646	27,559	—
Expiring 07/19/22	Barclays Bank PLC	CHF	545	586,632	571,568	15,064	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CHF	1,800	1,884,428	1,889,854	—	(5,426)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	CHF	472	494,139	495,562	—	(1,423)
Thai Baht,
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	32,600	949,062	922,298	26,764	—
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	THB	24,690	718,784	698,514	20,270	—
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	THB	32,600	922,337	923,538	—	(1,201)
Expiring 08/05/22	JPMorgan Chase Bank, N.A.	THB	24,690	698,543	699,453	—	(910)
Expiring 09/21/22	Goldman Sachs International	THB	43,240	1,266,000	1,227,840	38,160	—
Expiring 09/21/22	Goldman Sachs International	THB	38,625	1,125,970	1,096,795	29,175	—
Expiring 09/21/22	HSBC Bank PLC	THB	72,342	2,076,000	2,054,218	21,782	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	202,825	5,943,752	5,759,363	184,389	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	114,089	3,282,660	3,239,642	43,018	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	88,212	2,489,000	2,504,849	—	(15,849)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	82,081	2,336,000	2,330,760	5,240	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	51,666	1,506,030	1,467,093	38,937	—
Turkish Lira,
Expiring 07/07/22	Bank of America, N.A.	TRY	11,393	660,694	680,842	—	(20,148)
Expiring 07/07/22	Deutsche Bank AG	TRY	4,300	244,388	256,967	—	(12,579)
Expiring 07/07/22	JPMorgan Chase Bank, N.A.	TRY	8,160	466,153	487,639	—	(21,486)
Expiring 08/05/22	Bank of America, N.A.	TRY	5,125	300,410	300,115	295	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TRY	5,600	317,262	312,471	4,791	—

				$895,721,553	$879,993,712	17,517,327	(1,789,486)

						$18,798,835	$(8,175,428)

Cross currency exchange contracts outstanding at June 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/22	Buy	EUR	480	CZK	12,278	$—	$(15,003)	HSBC Bank PLC
07/19/22	Buy	EUR	500	HUF	188,535	27,810	—	HSBC Bank PLC
07/19/22	Buy	HUF	195,872	EUR	511	—	(20,018)	JPMorgan Chase Bank, N.A.

						$27,810	$(35,021)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/27	1.000%(Q)	1,000	$337,051	$2,339	$334,712	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D01)	06/20/27	1.000%(Q)	1,000	(14,117)	2,339	(16,456)	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.
A288

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federation of Malaysia (D01)	06/20/27	1.000%(Q)	1,500	$2,321	$3,509	$(1,188)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D01)	06/20/27	1.000%(Q)	6,000	501,545	14,035	487,510	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D01)	06/20/27	1.000%(Q)	1,000	(13,217)	2,339	(15,556)	Morgan Stanley & Co. International PLC
People’s Republic of China (D01)	06/20/27	1.000%(Q)	6,000	(40,796)	14,035	(54,831)	Morgan Stanley & Co. International PLC
Republic of Argentina (D01)	06/20/27	1.000%(Q)	1,000	781,126	2,339	778,787	Morgan Stanley & Co. International PLC
Republic of Chile (D01)	06/20/27	1.000%(Q)	1,500	8,304	3,509	4,795	Morgan Stanley & Co. International PLC
Republic of Colombia (D01)	06/20/27	1.000%(Q)	3,000	248,964	7,018	241,946	Morgan Stanley & Co. International PLC
Republic of Indonesia (D01)	06/20/27	1.000%(Q)	4,500	85,548	10,526	75,022	Morgan Stanley & Co. International PLC
Republic of Panama (D01)	06/20/27	1.000%(Q)	1,000	14,731	2,339	12,392	Morgan Stanley & Co. International PLC
Republic of Peru (D01)	06/20/27	1.000%(Q)	1,500	16,173	3,509	12,664	Morgan Stanley & Co. International PLC
Republic of Philippines (D01)	06/20/27	1.000%(Q)	1,000	12,240	2,339	9,901	Morgan Stanley & Co. International PLC
Republic of South Africa (D01)	06/20/27	1.000%(Q)	6,000	551,904	14,035	537,869	Morgan Stanley & Co. International PLC
Republic of Turkey (D01)	06/20/27	1.000%(Q)	6,000	1,612,502	14,035	1,598,467	Morgan Stanley & Co. International PLC
Republic of Ukraine (D01)	06/20/27	1.000%(Q)	1,000	781,036	2,339	778,697	Morgan Stanley & Co. International PLC
State of Qatar (D01)	06/20/27	1.000%(Q)	1,000	(13,903)	2,339	(16,242)	Morgan Stanley & Co. International PLC
United Mexican States (D01)	06/20/27	1.000%(Q)	6,000	200,276	14,035	186,241	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D02)	06/20/27	1.000%(Q)	1,000	337,051	2,339	334,712	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D02)	06/20/27	1.000%(Q)	1,000	(14,117)	2,339	(16,456)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D02)	06/20/27	1.000%(Q)	1,500	2,321	3,509	(1,188)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D02)	06/20/27	1.000%(Q)	6,000	501,545	14,035	487,510	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D02)	06/20/27	1.000%(Q)	1,000	(13,217)	2,339	(15,556)	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	06/20/27	1.000%(Q)	6,000	(40,796)	14,035	(54,831)	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	06/20/27	1.000%(Q)	1,000	781,126	2,339	778,787	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	06/20/27	1.000%(Q)	1,500	8,304	3,509	4,795	Morgan Stanley & Co. International PLC
Republic of Colombia (D02)	06/20/27	1.000%(Q)	3,000	248,964	7,018	241,946	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	06/20/27	1.000%(Q)	4,500	85,548	10,526	75,022	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	06/20/27	1.000%(Q)	1,000	14,731	2,339	12,392	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.
A289

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Peru (D02)	06/20/27	1.000%(Q)	1,500	$16,173	$3,509	$12,664	Morgan Stanley & Co. International PLC
Republic of Philippines (D02)	06/20/27	1.000%(Q)	1,000	12,240	2,339	9,901	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	06/20/27	1.000%(Q)	6,000	551,904	14,035	537,869	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	06/20/27	1.000%(Q)	6,000	1,612,502	14,035	1,598,467	Morgan Stanley & Co. International PLC
Republic of Ukraine (D02)	06/20/27	1.000%(Q)	1,000	781,036	2,339	778,697	Morgan Stanley & Co. International PLC
State of Qatar (D02)	06/20/27	1.000%(Q)	1,000	(13,903)	2,339	(16,242)	Morgan Stanley & Co. International PLC
United Mexican States (D02)	06/20/27	1.000%(Q)	6,000	200,276	14,035	186,241	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D03)	06/20/27	1.000%(Q)	1,000	337,052	2,397	334,655	Barclays Bank PLC
Emirate of Abu Dhabi (D03)	06/20/27	1.000%(Q)	1,000	(14,117)	2,397	(16,514)	Barclays Bank PLC
Federation of Malaysia (D03)	06/20/27	1.000%(Q)	1,500	2,320	3,595	(1,275)	Barclays Bank PLC
Federative Republic of Brazil (D03)	06/20/27	1.000%(Q)	6,000	501,546	14,381	487,165	Barclays Bank PLC
Kingdom of Saudi Arabia (D03)	06/20/27	1.000%(Q)	1,000	(13,217)	2,397	(15,614)	Barclays Bank PLC
People’s Republic of China (D03)	06/20/27	1.000%(Q)	6,000	(40,796)	14,381	(55,177)	Barclays Bank PLC
Republic of Argentina (D03)	06/20/27	1.000%(Q)	1,000	781,126	2,397	778,729	Barclays Bank PLC
Republic of Chile (D03)	06/20/27	1.000%(Q)	1,500	8,303	3,595	4,708	Barclays Bank PLC
Republic of Colombia (D03)	06/20/27	1.000%(Q)	3,000	248,965	7,191	241,774	Barclays Bank PLC
Republic of Indonesia (D03)	06/20/27	1.000%(Q)	4,500	85,548	10,786	74,762	Barclays Bank PLC
Republic of Panama (D03)	06/20/27	1.000%(Q)	1,000	14,731	2,397	12,334	Barclays Bank PLC
Republic of Peru (D03)	06/20/27	1.000%(Q)	1,500	16,172	3,595	12,577	Barclays Bank PLC
Republic of Philippines (D03)	06/20/27	1.000%(Q)	1,000	12,240	2,397	9,843	Barclays Bank PLC
Republic of South Africa (D03)	06/20/27	1.000%(Q)	6,000	551,904	14,381	537,523	Barclays Bank PLC
Republic of Turkey (D03)	06/20/27	1.000%(Q)	6,000	1,612,502	14,381	1,598,121	Barclays Bank PLC
Republic of Ukraine (D03)	06/20/27	1.000%(Q)	1,000	781,036	2,397	778,639	Barclays Bank PLC
State of Qatar (D03)	06/20/27	1.000%(Q)	1,000	(13,903)	2,397	(16,300)	Barclays Bank PLC
United Mexican States (D03)	06/20/27	1.000%(Q)	6,000	200,276	14,381	185,895	Barclays Bank PLC
Arab Republic of Egypt (D04)	06/20/27	1.000%(Q)	200	67,410	215	67,195	Barclays Bank PLC
Emirate of Abu Dhabi (D04)	06/20/27	1.000%(Q)	200	(2,823)	215	(3,038)	Barclays Bank PLC
Federation of Malaysia (D04)	06/20/27	1.000%(Q)	300	464	322	142	Barclays Bank PLC
Federative Republic of Brazil (D04)	06/20/27	1.000%(Q)	1,200	100,309	1,289	99,020	Barclays Bank PLC
Kingdom of Saudi Arabia (D04)	06/20/27	1.000%(Q)	200	(2,643)	215	(2,858)	Barclays Bank PLC
People’s Republic of China (D04)	06/20/27	1.000%(Q)	1,200	(8,159)	1,289	(9,448)	Barclays Bank PLC
Republic of Argentina (D04)	06/20/27	1.000%(Q)	200	156,225	215	156,010	Barclays Bank PLC
Republic of Chile (D04)	06/20/27	1.000%(Q)	300	1,660	322	1,338	Barclays Bank PLC
Republic of Colombia (D04)	06/20/27	1.000%(Q)	600	49,793	645	49,148	Barclays Bank PLC
Republic of Indonesia (D04)	06/20/27	1.000%(Q)	900	17,110	967	16,143	Barclays Bank PLC
Republic of Panama (D04)	06/20/27	1.000%(Q)	200	2,946	215	2,731	Barclays Bank PLC
Republic of Peru (D04)	06/20/27	1.000%(Q)	300	3,234	322	2,912	Barclays Bank PLC
Republic of Philippines (D04)	06/20/27	1.000%(Q)	200	2,448	215	2,233	Barclays Bank PLC
Republic of South Africa (D04)	06/20/27	1.000%(Q)	1,200	110,381	1,289	109,092	Barclays Bank PLC
Republic of Turkey (D04)	06/20/27	1.000%(Q)	1,200	322,500	1,289	321,211	Barclays Bank PLC
Republic of Ukraine (D04)	06/20/27	1.000%(Q)	200	156,207	215	155,992	Barclays Bank PLC
State of Qatar (D04)	06/20/27	1.000%(Q)	200	(2,780)	215	(2,995)	Barclays Bank PLC
United Mexican States (D04)	06/20/27	1.000%(Q)	1,200	40,055	1,289	38,766	Barclays Bank PLC
Arab Republic of Egypt (D05)	06/20/27	1.000%(Q)	500	168,526	1,170	167,356	Citibank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.
A290

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Emirate of Abu Dhabi (D05)	06/20/27	1.000%(Q)	500	$(7,058)	$1,170	$(8,228)	Citibank, N.A.
Federation of Malaysia (D05)	06/20/27	1.000%(Q)	750	1,160	1,754	(594)	Citibank, N.A.
Federative Republic of Brazil (D05)	06/20/27	1.000%(Q)	3,000	250,773	7,018	243,755	Citibank, N.A.
Kingdom of Saudi Arabia (D05)	06/20/27	1.000%(Q)	500	(6,608)	1,170	(7,778)	Citibank, N.A.
People’s Republic of China (D05)	06/20/27	1.000%(Q)	3,000	(20,398)	7,018	(27,416)	Citibank, N.A.
Republic of Argentina (D05)	06/20/27	1.000%(Q)	500	390,564	1,170	389,394	Citibank, N.A.
Republic of Chile (D05)	06/20/27	1.000%(Q)	750	4,152	1,754	2,398	Citibank, N.A.
Republic of Colombia (D05)	06/20/27	1.000%(Q)	1,500	124,482	3,509	120,973	Citibank, N.A.
Republic of Indonesia (D05)	06/20/27	1.000%(Q)	2,250	42,774	5,263	37,511	Citibank, N.A.
Republic of Panama (D05)	06/20/27	1.000%(Q)	500	7,366	1,170	6,196	Citibank, N.A.
Republic of Peru (D05)	06/20/27	1.000%(Q)	750	8,086	1,754	6,332	Citibank, N.A.
Republic of Philippines (D05)	06/20/27	1.000%(Q)	500	6,120	1,170	4,950	Citibank, N.A.
Republic of South Africa (D05)	06/20/27	1.000%(Q)	3,000	275,952	7,018	268,934	Citibank, N.A.
Republic of Turkey (D05)	06/20/27	1.000%(Q)	3,000	806,251	7,018	799,233	Citibank, N.A.
Republic of Ukraine (D05)	06/20/27	1.000%(Q)	500	390,518	1,170	389,348	Citibank, N.A.
State of Qatar (D05)	06/20/27	1.000%(Q)	500	(6,951)	1,170	(8,121)	Citibank, N.A.
United Mexican States (D05)	06/20/27	1.000%(Q)	3,000	100,139	7,018	93,121	Citibank, N.A.

				$18,765,249	$422,986	$18,342,263

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.37.V1 (D01)	06/20/27	1.000%(Q)	50,000	3.388%	$(5,004,737)	$(166,496)	$(4,838,241)	Morgan Stanley & Co. International PLC
CDX.EM.37.V1 (D02)	06/20/27	1.000%(Q)	50,000	3.388%	(5,004,737)	(166,496)	(4,838,241)	Morgan Stanley & Co. International PLC
CDX.EM.37.V1 (D03)	06/20/27	1.000%(Q)	50,000	3.388%	(5,004,737)	(169,433)	(4,835,304)	Barclays Bank PLC
CDX.EM.37.V1 (D04)	06/20/27	1.000%(Q)	10,000	3.388%	(1,000,948)	(18,480)	(982,468)	Barclays Bank PLC
CDX.EM.37.V1 (D05)	06/20/27	1.000%(Q)	25,000	3.388%	(2,502,369)	(83,248)	(2,419,121)	Citibank, N.A.

					$(18,517,528)	$(604,153)	$(17,913,375)

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D05).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	09/20/22	1.000%(Q)	400	$123,764	$59,891	$63,873	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	1,520	763,492	618,653	144,839	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	606	362,562	383,641	(21,079)	Barclays Bank PLC
Russian Federation	12/20/25	1.000%(Q)	1,900	1,422,450	1,132,307	290,143	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)	300	224,597	213,756	10,841	Citibank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.
A291

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Russian Federation	12/20/31	1.000%(Q)	2,100	$1,572,182	$1,402,376	$169,806	HSBC Bank PLC

				$4,469,047	$3,810,624	$658,423

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Comision Federal De Electricidad	12/20/22	1.000%(Q)	295	1.407%	$(488)	$702	$(1,190)	Citibank, N.A.
Hellenic Republic	12/20/28	1.000%(Q)	1,200	1.943%	(62,657)	(10,594)	(52,063)	JPMorgan Chase Bank, N.A.
Republic of Estonia	12/20/26	1.000%(Q)	240	0.636%	3,727	2,034	1,693	JPMorgan Chase Bank, N.A.
Russian Federation	03/20/25	1.000%(Q)	1,900	*	(1,422,450)	(1,111,076)	(311,374)	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)	300	*	(224,597)	(215,200)	(9,397)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/30	1.000%(Q)	2,100	*	(1,572,181)	(1,402,134)	(170,047)	HSBC Bank PLC
State of Israel	09/20/22	1.000%(Q)	300	0.112%	687	610	77	HSBC Bank PLC

					$(3,277,959)	$(2,735,658)	$(542,301)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	141,000	$(1,351,027)	$1,619	$1,352,646
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	69,135	(354,276)	793	355,069

				$(1,705,303)	$2,412	$1,707,715

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

SEE NOTES TO FINANCIAL STATEMENTS.
A292

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2022:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Inflation Swap Agreements:
EUR 2,040	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$11,376	$—	$11,376	JPMorgan Chase Bank, N.A.
EUR 910	03/15/27	3.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(3,555)	—	(3,555)	Goldman Sachs International
EUR 915	03/15/27	3.525%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(7,608)	—	(7,608)	Goldman Sachs International
EUR 480	03/15/32	2.608%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	4,638	—	4,638	JPMorgan Chase Bank, N.A.
EUR 480	03/15/32	2.705%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(618)	—	(618)	JPMorgan Chase Bank, N.A.

				$4,233	$—	$4,233

Interest rate swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	2,208	09/18/27	3.500%(Q)	3 Month BBSW(2)(Q)	$317	$(15,779)	$(16,096)
AUD	2,943	12/21/27	4.031%(S)	6 Month BBSW(2)(S)	(37,600)	2,782	40,382
AUD	3,755	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	351,006	(262,449)	(613,455)
AUD	708	12/21/32	4.094%(S)	6 Month BBSW(2)(S)	(11,960)	(3,184)	8,776
CAD	3,380	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	58,804	(36,047)	(94,851)
CAD	2,940	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	120,031	(84,835)	(204,866)
CAD	2,111	06/19/27	2.219%(S)	3 Month CDOR(2)(S)	(55,848)	(53,275)	2,573
CAD	1,274	12/21/27	3.594%(S)	3 Month CDOR(1)(S)	18,930	(3,004)	(21,934)
CAD	642	12/21/32	3.875%(S)	3 Month CDOR(2)(S)	3,920	6,770	2,850
CAD	1,340	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	123,028	(144,662)	(267,690)
CAD	2,030	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	222,059	(225,844)	(447,903)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(244,560)	(244,560)
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(35,189)	(35,189)
CNH	81,245	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(99)	(13,933)	(13,834)
CNH	114,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(408)	(57,946)	(57,538)
COP	851,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(39,226)	(39,226)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(138,908)	(138,908)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)	(22,192)	(34,809)	(12,617)
EUR	33,065	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(673,917)	(673,917)
EUR	16,945	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(744,450)	(744,450)
EUR	1,430	12/18/27	2.000%(A)	6 Month EURIBOR(2)(S)	(14,516)	(6,082)	8,434
EUR	1,918	12/21/27	1.938%(A)	6 Month EURIBOR(2)(S)	(37,519)	(4,983)	32,536
EUR	430	12/21/32	2.125%(A)	6 Month EURIBOR(2)(S)	(11,493)	(7,135)	4,358
EUR	843	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(59,837)	(59,837)
EUR	1,720	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	99,421	99,421
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	134,704	134,704
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(139,506)	(139,506)

SEE NOTES TO FINANCIAL STATEMENTS.
A293

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	$—	$315,514	$315,514
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(327,409)	(327,409)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	—	(626,130)	(626,130)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	101,464	101,464
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(105,948)	(105,948)
EUR	867	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(30,358)	(30,358)
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(65,128)	120,639	185,767
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(79,656)	389,702	469,358
GBP	1,250	12/18/27	2.313%(A)	1 Year SONIA(1)(A)	11,689	154	(11,535)
GBP	797	12/21/27	2.531%(A)	1 Year SONIA(1)(A)	15,092	(1,423)	(16,515)
GBP	3,932	12/07/30	1.009%(A)	1 Day SONIA(2)(A)	—	(471,851)	(471,851)
GBP	12,530	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(965,491)	1,423,715	2,389,206
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(13,710)	67,606	81,316
GBP	695	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	99,282	86,422	(12,860)
GBP	886	12/15/32	2.031%(A)	1 Year SONIA(1)(A)	13,752	5,997	(7,755)
GBP	386	12/21/32	2.281%(A)	1 Year SONIA(1)(A)	14,331	2,492	(11,839)
GBP	1,690	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	254,587	(312,945)	(567,532)
GBP	1,045	05/08/42	1.250%(A)	1 Day SONIA(1)(A)	57,189	199,924	142,735
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	714,779	(827,254)	(1,542,033)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)	44,587	73,182	28,595
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(84,835)	(84,835)
ILS	1,275	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(49,422)	(49,422)
JPY	970,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	5,113	(6,529)	(11,642)
JPY	180,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)	(2,465)	(3,855)	(1,390)
JPY	800,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	16,950	(53,159)	(70,109)
JPY	189,344	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(7,537)	(13,524)	(5,987)
JPY	875,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	8,378	(125,564)	(133,942)
JPY	725,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	13,694	(205,844)	(219,538)
JPY	55,931	12/21/32	0.375%(A)	1 Day TONAR(1)(A)	10,542	6,445	(4,097)
JPY	735,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	19,014	(352,059)	(371,073)
JPY	500,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	16,175	(383,285)	(399,460)
JPY	335,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	43,670	(318,464)	(362,134)
JPY	380,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	46,647	(400,765)	(447,412)
KRW	5,430,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(577,960)	(577,960)
MXN	19,550	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(53)	(101,519)	(101,466)
MXN	40,006	06/02/32	7.970%(M)	28 Day Mexican Interbank Rate(2)(M)	24,054	(121,505)	(145,559)
NOK	10,188	09/21/27	2.406%(A)	6 Month NIBOR(1)(S)	6,261	42,160	35,899
NOK	15,502	12/18/27	3.285%(A)	6 Month NIBOR(1)(S)	—	(2,023)	(2,023)
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(26,952)	(26,952)
NOK	11,454	09/15/32	2.375%(A)	6 Month NIBOR(1)(S)	1,174	41,989	40,815
NOK	4,766	12/21/32	3.219%(A)	6 Month NIBOR(1)(S)	2,231	4,015	1,784
NZD	2,556	06/19/27	3.130%(S)	3 Month BBR(1)(Q)	1,526	37,403	35,877
NZD	1,709	09/21/27	3.281%(S)	3 Month BBR(1)(Q)	36,751	38,955	2,204
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(71,524)	(71,524)
NZD	784	09/21/32	3.703%(S)	3 Month BBR(1)(Q)	—	17,720	17,720
NZD	2,018	12/15/32	4.165%(S)	3 Month BBR(1)(Q)	—	2,319	2,319
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)	—	(113,143)	(113,143)
SEK	20,243	12/21/27	2.844%(A)	3 Month STIBOR(2)(Q)	(16,022)	(1,813)	14,209
SEK	8,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)	—	(138,956)	(138,956)
SEK	10,905	09/15/32	2.594%(A)	3 Month STIBOR(1)(Q)	436	13,075	12,639
SEK	5,041	09/21/32	2.281%(A)	3 Month STIBOR(2)(Q)	435	(24,252)	(24,687)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)	(4,679)	(131,285)	(126,606)
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)	—	(135,960)	(135,960)
	15,397	05/18/25	2.751%(A)	1 Year SOFR(2)(A)	—	(12,335)	(12,335)
	7,700	05/18/25	2.774%(A)	1 Year SOFR(2)(A)	—	(2,804)	(2,804)
	7,700	05/18/25	2.776%(A)	1 Year SOFR(2)(A)	—	(2,441)	(2,441)
	7,200	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(147,661)	(147,661)
	8,070	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(161,611)	(161,611)
	4,032	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(80,464)	(80,464)

SEE NOTES TO FINANCIAL STATEMENTS.
A294

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	9,507	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	$—	$(187,653)	$(187,653)
	8,896	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(218,035)	(218,035)
	7,410	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(178,007)	(178,007)
	7,415	03/20/26	1.350%(A)	1 Day SOFR(2)(A)	—	(168,890)	(168,890)
	7,395	03/20/26	1.354%(A)	1 Day SOFR(2)(A)	—	(167,886)	(167,886)
	7,430	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(168,475)	(168,475)
	4,450	03/20/26	1.377%(A)	1 Day SOFR(2)(A)	—	(99,131)	(99,131)
	1,485	03/20/26	1.379%(A)	1 Day SOFR(2)(A)	—	(33,026)	(33,026)
	7,382	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(163,693)	(163,693)
	7,380	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	—	(161,328)	(161,328)
	10,949	03/20/26	2.693%(A)	1 Year SOFR(2)(A)	—	23,079	23,079
	1,748	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	15,209	58,395	43,186
	2,090	12/21/27	2.844%(A)	1 Year SOFR(2)(A)	(35,004)	6,611	41,615
	3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	272,803	272,803
	5	09/21/32	2.000%(A)	1 Day SOFR(2)(A)	(9)	(344)	(335)
	3,431	05/18/33	2.602%(A)	1 Year SOFR(1)(A)	—	49,576	49,576
	1,715	05/18/33	2.741%(A)	1 Year SOFR(1)(A)	—	4,443	4,443
	1,715	05/18/33	2.743%(A)	1 Year SOFR(1)(A)	—	4,140	4,140
	1,535	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	142,933	142,933
	1,725	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	159,257	159,257
	859	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	78,782	78,782
	2,025	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	185,602	185,602
	1,880	03/20/34	1.407%(A)	1 Day SOFR(1)(A)	—	212,563	212,563
	1,570	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	172,309	172,309
	1,565	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	170,817	170,817
	1,570	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	170,382	170,382
	1,570	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	168,943	168,943
	1,563	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	168,059	168,059
	1,560	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	167,324	167,324
	940	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	100,367	100,367
	315	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	33,450	33,450
	1,855	03/20/34	2.745%(A)	1 Year SOFR(1)(A)	—	2,817	2,817
	2,269	03/20/34	2.751%(A)	1 Year SOFR(1)(A)	—	2,311	2,311
ZAR	139,000	08/06/31	7.185%(Q)	3 Month JIBAR(2)(Q)	(4,156)	(915,619)	(911,463)
ZAR	37,163	06/15/32	8.130%(Q)	3 Month JIBAR(2)(Q)	25,667	(136,849)	(162,516)

					$1,031,765	$(6,593,795)	$(7,625,560)

Notional						Upfront	Unrealized
Amount		Termination	Fixed	Floating	Fair	Premiums	Appreciation
(000)#		Date	Rate	Rate	Value	Paid(Received)	(Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	295,260	09/15/26	2.633%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$147,629	$—	$147,629	JPMorgan Chase Bank, N.A.
CNH	4,606	12/15/26	2.514%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,584)	—	(1,584)	Citibank, N.A.
CNH	5,826	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,059)	—	(1,059)	JPMorgan Chase Bank, N.A.
CNH	5,485	06/15/27	2.411%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(7,263)	—	(7,263)	Citibank, N.A.
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(81,235)	(114)	(81,121)	HSBC Bank PLC

					$56,488	$(114)	$56,602

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.
A295

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Total return swap agreements outstanding at June 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Bloomberg Commodity Index(Q)	3 Month U.S. Treasury Bill(Q)	Bank of America, N.A.	03/31/23	14,286	$(726)	$—	$(726)
MSCI Emerging Latin America Net	1 Day Fed	Morgan Stanley & Co.
Total Return USD Index(Q)	Funds -35bps(Q)	International PLC	07/20/22	7,730	(1,457,228)	—	(1,457,228)
U.S. Treasury Bond(T)	1 Day USOIS +3bps(T)	Goldman Sachs International	08/03/22	5,236	(113,132)	—	(113,132)

					$(1,571,086)	$—	$(1,571,086)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$4,236,956	$(3,343,271)	$19,571,080	$(20,536,321)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$100,000	$6,877,906
Goldman Sachs & Co. LLC	—	26,199,408
J.P. Morgan Securities LLC	290,000	12,178,508
Morgan Stanley & Co. LLC	—	269,094

Total	$390,000	$45,524,916

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds	$1,178,906,065	$—	$—
Common Stocks	760,182,219	236,669,202	2
Exchange-Traded Funds	114,868,067	—	—
Preferred Stocks	53,906	1,254,173	—
Rights	—	503	—

SEE NOTES TO FINANCIAL STATEMENTS.
A296

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Asset-Backed Securities
Automobiles	$—	$10,647,928	$—
Collateralized Loan Obligations	—	418,165,488	—
Consumer Loans	—	6,330,012	—
Credit Cards	—	127,969	—
Equipment	—	245,110	—
Home Equity Loans	—	77,322	—
Manufactured Housing	—	94,957	—
Other	—	564,934	—
Residential Mortgage-Backed Securities	—	476,436	—
Student Loans	—	988,009	—
Bank Loans	—	8,205,618	—
Commercial Mortgage-Backed Securities	—	36,891,697	—
Corporate Bonds	—	382,583,282	—
Municipal Bonds	—	2,105,472	—
Residential Mortgage-Backed Securities	—	6,868,111	557,773
Sovereign Bonds	—	205,208,467	—
U.S. Government Agency Obligations	—	59,390,403	—
U.S. Treasury Obligations	—	146,277,390	—
Short-Term Investments
Affiliated Mutual Funds	640,412,167	—	—
Commercial Paper	—	3,698,293	—
Foreign Treasury Obligations	—	6,846,289	—
U.S. Treasury Obligations	—	27,306,287	—
Unaffiliated Fund	8,467,572	—	—
Options Purchased	—	1,705,343	—

Total	$2,702,889,996	$1,562,728,695	$557,775

Liabilities
Options Written	$—	$(576,343)	$—

Other Financial Instruments*
Assets
Futures Contracts	$7,119,641	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	18,798,835	—
OTC Cross Currency Exchange Contracts	—	27,810	—
OTC Packaged Credit Default Swap Agreements	—	19,068,768	—
Centrally Cleared Credit Default Swap Agreements	—	1,707,715	—
OTC Credit Default Swap Agreements	—	4,473,461	—
OTC Inflation Swap Agreements	—	16,014	—
Centrally Cleared Interest Rate Swap Agreements	—	6,586,213	—
OTC Interest Rate Swap Agreement	—	147,629	—

Total	$7,119,641	$50,826,445	$—

Liabilities
Futures Contracts	$(1,774,776)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(8,175,428)	—
OTC Cross Currency Exchange Contracts	—	(35,021)	—
OTC Packaged Credit Default Swap Agreements	—	(18,821,047)	—
OTC Credit Default Swap Agreements	—	(3,282,373)	—
OTC Inflation Swap Agreements	—	(11,781)	—
Centrally Cleared Interest Rate Swap Agreements	—	(14,211,773)	—
OTC Interest Rate Swap Agreements	—	(91,141)	—
OTC Total Return Swap Agreements	—	(1,571,086)	—

Total	$(1,774,776)	$(46,199,650)	$—

SEE NOTES TO FINANCIAL STATEMENTS.
A297

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	43.2%
Collateralized Loan Obligations	9.9
Sovereign Bonds	4.9
U.S. Treasury Obligations	4.1
Exchange-Traded Funds	2.7
Banks	2.7
Pharmaceuticals	1.8
Software	1.6
U.S. Government Agency Obligations	1.4
Oil, Gas & Consumable Fuels	1.2
Technology Hardware, Storage & Peripherals	1.0
Diversified Financial Services	1.0
Semiconductors & Semiconductor Equipment	1.0
Insurance	0.9
IT Services	0.9
Commercial Mortgage-Backed Securities	0.9
Interactive Media & Services	0.8
Automobiles	0.8
Capital Markets	0.7
Electric	0.7
Health Care Providers & Services	0.7
Equity Real Estate Investment Trusts (REITs)	0.7
Chemicals	0.6
Aerospace & Defense	0.5
Health Care Equipment & Supplies	0.5
Media	0.5
Electric Utilities	0.5
Telecommunications	0.5
Hotels, Restaurants & Leisure	0.5
Biotechnology	0.5
Internet & Direct Marketing Retail	0.5
Oil & Gas	0.5
Beverages	0.4
Specialty Retail	0.4
Food Products	0.4
Real Estate Investment Trusts (REITs)	0.4
Food & Staples Retailing	0.4
Foods	0.4
Healthcare-Services	0.4
Metals & Mining	0.4
Machinery	0.4
Entertainment	0.4
Life Sciences Tools & Services	0.3
Multi-Utilities	0.3
Textiles, Apparel & Luxury Goods	0.3
Diversified Telecommunication Services	0.3
Auto Manufacturers	0.3
Commercial Services	0.3
Household Products	0.3
Pipelines	0.3
Tobacco	0.3
Healthcare-Products	0.2

Real Estate	0.2%
Trading Companies & Distributors	0.2
Industrial Conglomerates	0.2
Unaffiliated Fund	0.2
Home Builders	0.2
Road & Rail	0.2
Retail	0.2
Building Products	0.2
Residential Mortgage-Backed Securities	0.2
Engineering & Construction	0.2
Personal Products	0.2
Electronic Equipment, Instruments & Components	0.2
Foreign Treasury Obligations	0.2
Consumer Loans	0.2
Electrical Equipment	0.2
Communications Equipment	0.2
Airlines	0.2
Packaging & Containers	0.1
Professional Services	0.1
Air Freight & Logistics	0.1
Building Materials	0.1
Wireless Telecommunication Services	0.1
Agriculture	0.1
Consumer Finance	0.1
Multiline Retail	0.1
Marine	0.1
Iron/Steel	0.1
Machinery-Diversified	0.1
Commercial Paper	0.1
Containers & Packaging	0.1
Commercial Services & Supplies	0.1
Household Durables	0.1
Auto Components	0.1
Semiconductors	0.1
Transportation	0.1
Energy Equipment & Services	0.1
Apparel	0.1
Lodging	0.1
Gas	0.1
Computers	0.1
Auto Parts & Equipment	0.0	*
Municipal Bonds	0.0	*
Multi-National	0.0	*
Construction & Engineering	0.0	*
Construction Materials	0.0	*
Options Purchased	0.0	*
Distribution/Wholesale	0.0	*
Real Estate Management & Development	0.0	*
Water Utilities	0.0	*
Mining	0.0	*
Gas Utilities	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Diversified Consumer Services	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.
A298

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Student Loans	0.0	*%
Internet	0.0	*
Cosmetics/Personal Care	0.0	*
Distributors	0.0	*
Health Care Technology	0.0	*
Leisure Products	0.0	*
Other	0.0	*
Office/Business Equipment	0.0	*
Water	0.0	*
Trucking & Leasing	0.0	*
Paper & Forest Products	0.0	*
Equipment	0.0	*

Forest Products & Paper	0.0	*%
Credit Cards	0.0	*
Manufactured Housing	0.0	*
Electronics	0.0	*
Home Equity Loans	0.0	*

	101.3
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$726
Credit contracts	Due from/to broker-variation margin swaps	1,707,715	*	—	—
Credit contracts	Premiums paid for OTC swap agreements	4,236,956		Premiums received for OTC swap agreements	3,343,157
Credit contracts	Unaffiliated investments	1,650,202		Options written outstanding, at value	543,432
Credit contracts	Unrealized appreciation on OTC swap agreements	19,407,437		Unrealized depreciation on OTC swap agreements	18,862,427
Equity contracts	Due from/to broker-variation margin futures	382,044	*	Due from/to broker-variation margin futures	23,201	*
Equity contracts	—	—		Unrealized depreciation on OTC swap agreements	1,457,228
Foreign exchange contracts	Due from/to broker-variation margin futures	3,086,197	*	—	—
Foreign exchange contracts	Unaffiliated investments	55,141		Options written outstanding, at value	32,911
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	27,810		Unrealized depreciation on OTC cross currency exchange contracts	35,021
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	18,798,835		Unrealized depreciation on OTC forward foreign currency exchange contracts	8,175,428
Interest rate contracts	Due from/to broker-variation margin futures	3,651,400	*	Due from/to broker-variation margin futures	1,751,575	*
Interest rate contracts	Due from/to broker-variation margin swaps	6,586,213	*	Due from/to broker-variation margin swaps	14,211,773	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	114

SEE NOTES TO FINANCIAL STATEMENTS.
A299

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$163,643	Unrealized depreciation on OTC swap agreements	$215,940

		$59,753,593		$48,652,933

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$1,749,119
Credit contracts	(860,968)	853,442	—	—	1,552,255
Equity contracts	—	—	(51,670,899)	—	—
Foreign exchange contracts	13,353	763,145	8,267,317	27,877,198	—
Interest rate contracts	—	—	(63,866,924)	—	(22,988,805)

Total	$(847,615)	$1,616,587	$(107,270,506)	$27,877,198	$(19,687,431)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(726)
Credit contracts	1,264,895	197,816	—	—	2,292,724
Equity contracts	—	—	(3,558,791)	—	(1,457,228)
Foreign exchange contracts	(199,922)	23,135	3,595,073	11,707,942	—
Interest rate contracts	—	—	(4,653,480)	—	(878,606)

Total	$1,064,973	$220,951	$(4,617,198)	$11,707,942	$(43,836)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 696,039
Options Written (2)	396,494,182
Futures Contracts - Long Positions (2)	1,384,119,708
Futures Contracts - Short Positions (2)	917,942,350
Forward Foreign Currency Exchange Contracts - Purchased (3)	359,376,613
Forward Foreign Currency Exchange Contracts - Sold (3)	826,736,757
Cross Currency Exchange Contracts (4)	2,089,546
Interest Rate Swap Agreements (2)	506,448,376
Credit Default Swap Agreements - Buy Protection (2)	174,617,000

SEE NOTES TO FINANCIAL STATEMENTS.
A300

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Credit Default Swap Agreements - Sell Protection (2)	$ 71,663,333
Total Return Swap Agreements (2)	27,974,546
Inflation Swap Agreements (2)	2,791,703

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$64,549,762	$(64,549,762)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.(3)	$—	$(726)	$(726)	$726	$—
Bank of America, N.A.(5)	1,372,471	(624,339)	748,132	—	748,132
Barclays Bank PLC(4-a)	9,561,513	(5,495,841)	4,065,672	(3,257,599)	808,073
Barclays Bank PLC(4-b)	1,183,999	(1,118,640)	65,359	(9,930)	55,429
BNP Paribas S.A.(4-a)	1,419,938	(191,032)	1,228,906	(1,228,906)	—
BNP Paribas S.A.(4-b)	436,388	(139,147)	297,241	(257,099)	40,142
Citibank, N.A.(4-a)	686,474	(705,226)	(18,752)	18,752	—
Citibank, N.A.(4-b)	2,819,709	(2,660,974)	158,735	(80,000)	78,735
Citibank, N.A.(5)	2,845,837	(1,485,617)	1,360,220	—	1,360,220
Deutsche Bank AG(4-a)	1,979,841	(77,351)	1,902,490	(1,902,490)	—
Deutsche Bank AG(4-b)	1,524	—	1,524	(1,524)	—
Deutsche Bank AG(5)	795,992	(507,002)	288,990	(140,000)	148,990
Goldman Sachs International(4-a)	98,099	(170,438)	(72,339)	—	(72,339)
Goldman Sachs International(5)	—	(11,163)	(11,163)	11,163	—
HSBC Bank PLC(4-a)	159,229	(298,658)	(139,429)	139,429	—
HSBC Bank PLC(4-b)	3,053,735	(3,302,689)	(248,954)	240,000	(8,954)
JPMorgan Chase Bank, N.A.(4-a)	520,145	(1,276,541)	(756,396)	756,396	—
JPMorgan Chase Bank, N.A.(4-b)	3,727	(236,461)	(232,734)	200,000	(32,734)
JPMorgan Chase Bank, N.A.(5)	3,977,180	(1,791,442)	2,185,738	(440,000)	1,745,738
Morgan Stanley & Co. International PLC(3)	—	(1,457,228)	(1,457,228)	1,457,228	—
Morgan Stanley & Co. International PLC(4-a)	10,790,707	(10,357,197)	433,510	(203,000)	230,510
Morgan Stanley & Co. International PLC(4-b)	1,059,543	(633,350)	426,193	(422,000)	4,193
Morgan Stanley & Co. International PLC(5)	4,777	(233)	4,544	—	4,544
The Toronto-Dominion Bank(4-a)	1,569,196	(98,539)	1,470,657	(1,470,657)	—
The Toronto-Dominion Bank(4-b)	—	(26,550)	(26,550)	—	(26,550)

	$44,340,024	$(32,666,384)	$11,673,640	$(6,589,511)	$5,084,129

SEE NOTES TO FINANCIAL STATEMENTS.
A301

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3)	PGIM Quant Solutions
(4-a)	PGIM Fixed Income (Core Plus)
(4-b)	PGIM Fixed Income (Global Bond)
(5)	Wellington Management Company, LLP

SEE NOTES TO FINANCIAL STATEMENTS.
A302

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2022	STATEMENT OF OPERATIONS (unaudited) Six Months Ended June 30, 2022

ASSETS
Investments at value, including securities on loan of $64,549,762:
Unaffiliated investments (cost $2,821,848,366)	$2,446,858,234
Affiliated investments (cost $1,806,766,706)	1,819,318,232
Cash	1,887,386
Foreign currency, at value (cost $1,227,571)	1,223,861
Cash segregated for counterparty — OTC	440,000
Receivable for investments sold	91,402,505
Unrealized appreciation on OTC swap agreements	19,571,080
Unrealized appreciation on OTC forward foreign currency exchange contracts	18,798,835
Dividends and interest receivable	9,991,990
Premiums paid for OTC swap agreements	4,236,956
Receivable for Portfolio shares sold	3,845,269
Due from broker-variation margin futures	3,513,217
Tax reclaim receivable	505,130
Due from broker-variation margin swaps	478,639
Deposit with broker for centrally cleared/exchange-traded derivatives	390,000
Unrealized appreciation on OTC cross currency exchange contracts	27,810
Receivable from affiliate	23,004
Prepaid expenses	2,952

Total Assets	4,422,515,100

LIABILITIES
Payable for investments purchased	105,955,764
Payable to broker for collateral for securities on loan	66,523,718
Unrealized depreciation on OTC swap agreements	20,536,321
Unrealized depreciation on OTC forward foreign currency exchange contracts	8,175,428
Premiums received for OTC swap agreements	3,343,271
Accrued expenses and other liabilities	2,087,770
Payable for Portfolio shares purchased	1,747,097
Management fee payable	1,004,890
Options written outstanding, at value (premiums received $692,314)	576,343
Due to broker-variation margin futures	461,650
Payable to affiliate	143,381
Distribution fee payable	107,771
Unrealized depreciation on OTC cross currency exchange contracts	35,021
Foreign capital gains tax liability accrued	1,722
Trustees’ fees payable	1,158
Affiliated transfer agent fee payable	512

Total Liabilities	210,701,817

NET ASSETS	$4,211,813,283

Net assets were comprised of:
Partners’ Equity	$4,211,813,283

Net asset value and redemption price per share, $ 4,211,813,283 / 236,335,854 outstanding shares of beneficial interest	$17.82

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $20,112 foreign withholding tax)	$29,943,148
Unaffiliated dividend income (net of $811,595 foreign withholding tax, of which $100,875 is reimbursable by an affiliate)	14,577,740
Affiliated dividend income	1,813,224
Income from securities lending, net (including affiliated income of $51,249)	83,877

Total income	46,417,989

EXPENSES
Management fee	15,943,740
Distribution fee	6,440,804
Custodian and accounting fees	399,978
Trustees’ fees	43,348
Audit fee	32,274
Legal fees and expenses	23,485
Shareholders’ reports	5,587
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,716
Miscellaneous	37,978

Total expenses	22,930,910
Less: Fee waiver and/or expense reimbursement	(1,725,722)
Distribution fee waiver	(457,020)

Net expenses	20,748,168

NET INVESTMENT INCOME (LOSS)	25,669,821

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $ 20,290,937)	(88,549,106)
Net capital gain distributions received	16,632
In-kind transactions(1)	(167,097,716)
Futures transactions	(107,270,506)
Forward and cross currency contract transactions	27,877,198
Options written transactions	1,616,587
Swap agreements transactions	(19,687,431)
Foreign currency transactions	(15,343,256)

(368,437,598)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $ (91,706,519)) (net of change in foreign capital gains taxes $3,174)	(512,819,330)
Futures	(4,617,198)
Forward and cross currency contracts	11,707,942
Options written	220,951
Swap agreements	(43,836)
Foreign currencies	720,505

(504,830,966)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(873,268,564)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(847,598,743)

SEE NOTES TO FINANCIAL STATEMENTS.
A303

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$25,669,821	$6,535,370
Net realized gain (loss) on investment and foreign currency transactions	(368,454,230)	1,089,929,187
Net capital gain distributions received	16,632	36,462
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(504,830,966)	(716,287,708)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(847,598,743)	380,213,311

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,969,675 and 1,828,710 shares, respectively]	109,988,812	36,984,166
Portfolio shares purchased [57,637,127 and 43,152,105 shares, respectively]	(1,078,963,132)	(875,425,817)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(968,974,320)	(838,441,651)

TOTAL INCREASE (DECREASE)	(1,816,573,063)	(458,228,340)
NET ASSETS:
Beginning of period	6,028,386,346	6,486,614,686

End of period	$4,211,813,283	$6,028,386,346

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.
A304

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$20.93		$19.70	$18.06	$15.74		$16.19		$14.70

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.02	(0.01)	0.01		—	(b)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.21)		1.21	1.65	2.31		(0.45)		1.50

Total from investment operations	(3.11)		1.23	1.64	2.32		(0.45)		1.49

Capital Contributions	—		—	—	—	(b)(c)	—	(b)(d)	—

Net Asset Value, end of period	$17.82		$20.93	$19.70	$18.06		$15.74		$16.19

Total Return(e)	(14.86)%		6.24%	9.08%	14.74	%(f)	(2.78	)%(f)	10.14%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,212		$6,028	$6,487	$6,407		$5,833		$6,996
Average net assets (in millions)	$5,195		$6,263	$6,109	$6,305		$6,573		$6,908
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.81	%(h)	0.45%	0.16%	0.16%		0.16%		0.16%
Expenses before waivers and/or expense reimbursement	0.89	%(h)	0.57%	0.16%	0.16%		0.16%		0.16%
Net investment income (loss)	1.00	%(h)	0.10%	(0.08)%	0.05%		0.03%		(0.06)%
Portfolio turnover rate(i)	36%		79%	41%	26%		14%		16%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(d)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.
A305

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 78.4%

AFFILIATED MUTUAL FUND — 9.7%
AST PGIM Fixed Income Central Fund* (cost $1,191,282,348)(wd)	119,128,235	$1,199,621,324

COMMON STOCKS — 54.0%
Aerospace & Defense — 0.8%
Airbus SE (France)	50,641	4,929,468
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	270,667	371,419
Austal Ltd. (Australia)	622,182	773,237
Axon Enterprise, Inc.*	55	5,124
BAE Systems PLC (United Kingdom)	226,980	2,291,576
Bharat Electronics Ltd. (India)	9,416	27,985
Boeing Co. (The)*	4,310	589,263
BWX Technologies, Inc.	415	22,862
Curtiss-Wright Corp.	428	56,522
Dassault Aviation SA (France)	1,836	286,287
General Dynamics Corp.	52,414	11,596,598
HEICO Corp.	106	13,899
HEICO Corp. (Class A Stock)	14,147	1,490,811
Hexcel Corp.	910	47,602
Howmet Aerospace, Inc.	394,345	12,402,150
Huntington Ingalls Industries, Inc.	388	84,514
L3Harris Technologies, Inc.	2,137	516,513
Leonardo SpA (Italy)	32,870	338,355
Lockheed Martin Corp.	40,529	17,425,849
Mercury Systems, Inc.*	610	39,241
Moog, Inc. (Class A Stock)	4,500	357,255
Northrop Grumman Corp.	25,012	11,969,993
Parsons Corp.*	4,100	165,722
Raytheon Technologies Corp.(a)	201,706	19,385,964
Rheinmetall AG (Germany)	3,872	894,766
Singapore Technologies Engineering Ltd. (Singapore)	319,200	938,442
Spirit AeroSystems Holdings, Inc. (Class A Stock)(a)	12,593	368,975
Textron, Inc.	46,805	2,858,381
TransDigm Group, Inc.*	15,581	8,361,855
Vectrus, Inc.*	19,800	662,508
Virgin Galactic Holdings, Inc.*	190	1,144
Woodward, Inc.	671	62,061

		99,336,341

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	1,125	114,041
Deutsche Post AG (Germany)	15,159	569,595
DSV A/S (Denmark)	51,939	7,302,421
Expeditors International of Washington, Inc.	1,218	118,706
FedEx Corp.	30,759	6,973,373
GXO Logistics, Inc.*	888	38,424
Hub Group, Inc. (Class A Stock)*	12,500	886,750
Hyundai Glovis Co. Ltd. (South Korea)	300	41,690
Maruwa Unyu Kikan Co. Ltd. (Japan)	60,500	596,039
SBS Holdings, Inc. (Japan)	95,900	1,925,436
United Parcel Service, Inc. (Class B Stock)	43,569	7,953,085

	Shares	Value

COMMON STOCKS (continued)
Air Freight & Logistics (cont’d.)
YTO Express Group Co. Ltd. (China) (Class A Stock)	2,300	$7,011

		26,526,571

Airlines — 0.2%
Alaska Air Group, Inc.*	77,445	3,101,672
American Airlines Group, Inc.*(a)	6,970	88,380
Copa Holdings SA (Panama) (Class A Stock)*	365	23,130
Delta Air Lines, Inc.*	134,125	3,885,601
Eva Airways Corp. (Taiwan)*	17,000	18,099
JetBlue Airways Corp.*	3,460	28,960
SkyWest, Inc.*	43,100	915,875
Southwest Airlines Co.*	385,550	13,926,066
Sun Country Airlines Holdings, Inc.*(a)	17,774	325,975
United Airlines Holdings, Inc.*	3,530	125,033

		22,438,791

Auto Components — 0.1%
Adient PLC*(a)	19,800	586,674
Aptiv PLC*	2,407	214,392
ARB Corp. Ltd. (Australia)	24,507	476,447
BorgWarner, Inc.	2,615	87,263
Cie Generale des Etablissements Michelin SCA (France)(a)	92,949	2,531,200
Gentex Corp.	27,785	777,147
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	17,600	60,502
Johnson Electric Holdings Ltd. (Hong Kong)	497,000	647,199
Koito Manufacturing Co. Ltd. (Japan)	8,400	264,811
Lear Corp.	655	82,458
Modine Manufacturing Co.*	80,000	842,400
Nifco, Inc. (Japan)	16,500	383,820
Press Kogyo Co. Ltd. (Japan)	159,800	469,359
QuantumScape Corp.*	1,915	16,450
Tenneco, Inc. (Class A Stock)*(a)	21,000	360,360
Toyota Boshoku Corp. (Japan)	58,200	862,720
TPR Co. Ltd. (Japan)	226,200	1,996,354
Visteon Corp.*	17,200	1,781,576
Yokohama Rubber Co. Ltd. (The) (Japan)	36,000	485,321

		12,926,453

Automobiles — 1.3%
Astra International Tbk PT (Indonesia)	2,437,700	1,085,725
Bayerische Motoren Werke AG (Germany)	63,672	4,900,339
BYD Co. Ltd. (China) (Class H Stock)	168,249	6,751,378
Chongqing Changan Automobile Co. Ltd. (China) (Class A Stock)	29,120	75,323
Ferrari NV (Italy)	45,303	8,318,258
Ford Motor Co.	669,610	7,452,759
Ford Otomotiv Sanayi A/S (Turkey)	663	10,648
General Motors Co.*	167,685	5,325,676
Harley-Davidson, Inc.	1,670	52,872
Kia Corp. (South Korea)	6,599	394,917

SEE NOTES TO FINANCIAL STATEMENTS.
A306

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Automobiles (cont’d.)
Lordstown Motors Corp. (Class A Stock)*(a)	114,200	$180,436
Lucid Group, Inc.*	105	1,802
Mahindra & Mahindra Ltd. (India)	75,777	1,053,407
Mazda Motor Corp. (Japan)	40,600	329,252
Mercedes-Benz Group AG (Germany)	23,080	1,335,280
Rivian Automotive, Inc. (Class A Stock)*(a)	1,830	47,104
Stellantis NV	724,175	8,960,408
Tesla, Inc.*	159,795	107,609,149
Thor Industries, Inc.(a)	6,329	472,966
Toyota Motor Corp. (Japan)	324,500	4,988,067
Trigano SA (France)	11,634	1,139,165
Volkswagen AG (Germany)	3,326	608,190
XPeng, Inc. (China), ADR*(a)	27,994	888,530

		161,981,651

Banks — 2.9%
77 Bank Ltd. (The) (Japan)	130,800	1,749,116
Absa Group Ltd. (South Africa)	33,589	319,224
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	8,204	16,738
Agricultural Bank of China Ltd. (China) (Class H Stock)	2,540,000	960,686
Akbank TAS (Turkey)	1,849,191	892,613
Al Rajhi Bank (Saudi Arabia)	1,841	40,523
Ameris Bancorp	28,200	1,133,076
Associated Banc-Corp.	12,000	219,120
Banc of California, Inc.	66,500	1,171,730
Banco BPM SpA (Italy)	2,821,600	8,049,276
Banco Bradesco SA (Brazil)	29,012	79,550
Banco de Sabadell SA (Spain)	300,501	238,044
Banco do Brasil SA (Brazil)	411,600	2,622,122
Banco Santander SA (Spain)	1,696,296	4,786,902
Bancolombia SA (Colombia)	4,987	40,844
Bancorp, Inc. (The)*	40,400	788,608
Bank Central Asia Tbk PT (Indonesia)	2,789,990	1,358,426
Bank Hapoalim BM (Israel)	407,093	3,409,720
Bank Leumi Le-Israel BM (Israel)	925,575	8,227,746
Bank Mandiri Persero Tbk PT (Indonesia)	589,600	314,353
Bank of America Corp.	755,806	23,528,241
Bank of Chengdu Co. Ltd. (China) (Class A Stock)	23,900	59,231
Bank of China Ltd. (China) (Class H Stock)*	720,000	287,549
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,517,000	1,047,055
Bank of Hawaii Corp.	475	35,340
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	62,500	66,474
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	39,000	60,701
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	29,900	932,581
Bank OZK	1,295	48,601
Bank Polska Kasa Opieki SA (Poland)	1,204	22,006
Bankinter SA (Spain)	854,780	5,345,990
BankUnited, Inc.	16,230	577,301

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom)	5,872,515	$11,005,646
BDO Unibank, Inc. (Philippines)	14,720	29,597
Bendigo & Adelaide Bank Ltd. (Australia)	206,429	1,289,173
Berkshire Hills Bancorp, Inc.(a)	28,400	703,468
BNK Financial Group, Inc. (South Korea)	32,678	168,929
BOK Financial Corp.	365	27,587
Cathay General Bancorp(a)	20,800	814,320
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	2,767,000	1,237,691
China Construction Bank Corp. (China) (Class H Stock)	2,324,000	1,563,250
China Everbright Bank Co. Ltd. (China) (Class H Stock)	556,000	179,947
China Merchants Bank Co. Ltd. (China) (Class H Stock)	26,000	174,202
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	99,400	54,944
Citigroup, Inc.	341,445	15,703,056
Citizens Financial Group, Inc.	357,590	12,762,387
Coastal Financial Corp.*	6,200	236,344
Comerica, Inc.	1,430	104,933
Commerce Bancshares, Inc.	1,206	79,174
Commonwealth Bank of Australia (Australia)	6,128	382,109
ConnectOne Bancorp, Inc.	20,900	511,005
Cullen/Frost Bankers, Inc.	624	72,665
Customers Bancorp, Inc.*	24,600	833,940
DBS Group Holdings Ltd. (Singapore)	535,200	11,452,518
DNB Bank ASA (Norway)	104,397	1,868,777
Dubai Islamic Bank PJSC (United Arab Emirates)	21,000	32,914
East West Bancorp, Inc.	54,050	3,502,440
Eastern Bankshares, Inc.	64,488	1,190,448
Enterprise Financial Services Corp.	22,957	952,715
Fifth Third Bancorp(a)	28,150	945,840
Financial Institutions, Inc.	31,800	827,436
First Abu Dhabi Bank PJSC (United Arab Emirates)	20,745	106,086
First Bancorp	9,967	347,848
First BanCorp. (Puerto Rico)	154,100	1,989,431
First Citizens BancShares, Inc. (Class A Stock)	129	84,338
First Hawaiian, Inc.	1,390	31,567
First Horizon Corp.	5,775	126,242
First Internet Bancorp	12,500	460,250
First Merchants Corp.(a)	30,000	1,068,600
First Republic Bank	1,987	286,525
FNB Corp.	3,735	40,562
Fulton Financial Corp.	11,600	167,620
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	17,400	97,256
Haci Omer Sabanci Holding A/S (Turkey)	69,874	79,586
Hana Financial Group, Inc. (South Korea)	39,617	1,205,242
Hancock Whitney Corp.	68,900	3,054,337
Hanmi Financial Corp.	42,700	958,188

SEE NOTES TO FINANCIAL STATEMENTS.
A307

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
HDFC Bank Ltd. (India), ADR	75,706	$4,160,802
Heartland Financial USA, Inc.	23,100	959,574
Hirogin Holdings, Inc. (Japan)	96,000	445,933
Hope Bancorp, Inc.	83,900	1,161,176
Horizon Bancorp, Inc.	28,400	494,728
HSBC Holdings PLC (United Kingdom)	109,767	717,652
Huaxia Bank Co. Ltd. (China) (Class A Stock)	78,200	60,861
Huntington Bancshares, Inc.	15,840	190,555
ICICI Bank Ltd. (India)	9,281	83,447
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,031,000	1,205,928
Industrial Bank Co. Ltd. (China) (Class A Stock)	31,000	92,232
Industrial Bank of Korea (South Korea)	516,324	3,824,598
ING Groep NV (Netherlands)	160,347	1,590,119
International Bancshares Corp.	10,300	412,824
Israel Discount Bank Ltd. (Israel) (Class A Stock)	110,789	575,997
JPMorgan Chase & Co.	339,671	38,250,351
KB Financial Group, Inc. (South Korea)	21,329	791,086
KeyCorp(a)	220,840	3,805,073
Lloyds Banking Group PLC (United Kingdom)	15,015,496	7,732,716
M&T Bank Corp.(a)	38,781	6,181,304
Metropolitan Bank Holding Corp.*	15,200	1,055,184
MidWestOne Financial Group, Inc.	38,500	1,144,220
Mizrahi Tefahot Bank Ltd. (Israel)	16,406	542,491
NatWest Group PLC (United Kingdom)	3,956,968	10,566,613
Nedbank Group Ltd. (South Africa)	3,366	42,901
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	471,270	1,762,550
OceanFirst Financial Corp.	59,300	1,134,409
OFG Bancorp (Puerto Rico)	63,300	1,607,820
Old National Bancorp	23,500	347,565
Origin Bancorp, Inc.	5,400	209,520
Oversea-Chinese Banking Corp. Ltd. (Singapore)	110,700	908,521
PacWest Bancorp	12,475	332,583
Peoples Bancorp, Inc.(a)	20,400	542,640
Ping An Bank Co. Ltd. (China) (Class A Stock)*	33,100	74,035
Pinnacle Financial Partners, Inc.	52,231	3,776,824
PNC Financial Services Group, Inc. (The)	108,811	17,167,111
Popular, Inc. (Puerto Rico)	35,365	2,720,629
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	54,000	42,889
Premier Financial Corp.	3,700	93,795
Prosperity Bancshares, Inc.	975	66,563
QCR Holdings, Inc.(a)	6,500	350,935
Raiffeisen Bank International AG (Austria)	54,554	588,431
Regions Financial Corp.	10,500	196,875
Republic Bancorp, Inc. (Class A Stock)	2,600	125,450
Riyad Bank (Saudi Arabia)	29,896	255,859
S&T Bancorp, Inc.	27,100	743,353
Sberbank of Russia PJSC (Russia), ADR*^	20,832	2

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Shinhan Financial Group Co. Ltd. (South Korea)	26,630	$760,185
Signature Bank	665	119,175
SouthState Corp.	10,500	810,075
SpareBank 1 Nord Norge (Norway)	161,350	1,435,741
SpareBank 1 SMN (Norway)	155,181	1,826,364
Standard Bank Group Ltd. (South Africa)	7,931	75,605
State Bank of India (India)	10,294	60,976
SVB Financial Group*	280	110,597
Sydbank A/S (Denmark)	5,642	172,739
Synovus Financial Corp.	40,730	1,468,316
Towne Bank(a)	26,300	714,045
Truist Financial Corp.	709,306	33,642,384
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	2,338,979	616,944
U.S. Bancorp	151,095	6,953,392
Umpqua Holdings Corp.	2,360	39,577
United Overseas Bank Ltd. (Singapore)	85,300	1,613,114
Valiant Holding AG (Switzerland)	7,353	645,930
Valley National Bancorp	74,600	776,586
Virgin Money UK PLC (United Kingdom)	95,718	152,786
Webster Financial Corp.	4,247	179,011
Wells Fargo & Co.	776,410	30,411,980
WesBanco, Inc.	34,700	1,100,337
Western Alliance Bancorp	535	37,771
Wintrust Financial Corp.	32,217	2,582,193
Woori Financial Group, Inc. (South Korea)	457,807	4,269,537
Zions Bancorp NA	1,630	82,967

		357,035,671

Beverages — 0.8%
Arca Continental SAB de CV (Mexico)	3,300	21,765
Brown-Forman Corp. (Class A Stock)	250	16,910
Brown-Forman Corp. (Class B Stock)	1,010	70,862
Coca-Cola Co. (The)	535,650	33,697,741
Coca-Cola Consolidated, Inc.	300	169,170
Constellation Brands, Inc. (Class A Stock)	1,699	395,969
Diageo PLC (United Kingdom)	14,205	611,693
Heineken Holding NV (Netherlands)	5,310	387,366
Keurig Dr. Pepper, Inc.(a)	107,634	3,809,167
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	300	91,731
Luzhou Laojiao Co. Ltd. (China) (Class A Stock)	500	18,420
Molson Coors Beverage Co. (Class B Stock)	1,950	106,295
Monster Beverage Corp.*	290	26,883
National Beverage Corp.(a)	23,200	1,135,408
PepsiCo, Inc.	281,631	46,936,622
Pernod Ricard SA (France)	33,865	6,216,920
Remy Cointreau SA (France)	20,242	3,545,588

		97,258,510

Biotechnology — 1.3%
AbbVie, Inc.	296,337	45,386,975

SEE NOTES TO FINANCIAL STATEMENTS.
A308

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
ACADIA Pharmaceuticals, Inc.*	7,300	$102,857
Agios Pharmaceuticals, Inc.*(a)	22,400	496,608
Albireo Pharma, Inc.*(a)	15,800	313,788
Alkermes PLC*	58,600	1,745,694
ALX Oncology Holdings, Inc.*(a)	16,500	133,485
Amgen, Inc.	27,291	6,639,900
Apellis Pharmaceuticals, Inc.*	14,830	670,613
Arbutus Biopharma Corp.*(a)	186,000	504,060
Argenx SE (Netherlands), ADR*(a)	18,931	7,172,577
Avid Bioservices, Inc.*	13,455	205,323
Biogen, Inc.*	1,592	324,672
BioMarin Pharmaceutical, Inc.*	14,390	1,192,499
Catalyst Pharmaceuticals, Inc.*	282,200	1,978,222
ChemoCentryx, Inc.*(a)	58,200	1,442,196
Chongqing Zhifei Biological Products Co. Ltd. (China) (Class A Stock)	4,600	76,376
Daan Gene Co. Ltd. (China) (Class A Stock)	22,700	58,302
Eagle Pharmaceuticals, Inc.*	11,000	488,730
Emergent BioSolutions, Inc.*	30,900	959,136
Exact Sciences Corp.*	1,402	55,225
Exelixis, Inc.*	494,135	10,287,891
Forma Therapeutics Holdings, Inc.*	20,800	143,312
Geron Corp.*	89,900	139,345
Gilead Sciences, Inc.	303,655	18,768,916
Halozyme Therapeutics, Inc.*	68,600	3,018,400
Horizon Therapeutics PLC*	67,844	5,411,237
Incyte Corp.*	290	22,031
Ionis Pharmaceuticals, Inc.*	150	5,553
Iovance Biotherapeutics, Inc.*	1,135	12,530
Karyopharm Therapeutics, Inc.*	25,800	116,358
Kodiak Sciences, Inc.*	42,000	320,880
Lexicon Pharmaceuticals, Inc.*	119,800	222,828
MiMedx Group, Inc.*	113,100	392,457
Mirati Therapeutics, Inc.*	350	23,496
Mirum Pharmaceuticals, Inc.*(a)	63,300	1,231,818
Moderna, Inc.*	80,370	11,480,854
Myriad Genetics, Inc.*	10,400	188,968
Natera, Inc.*	70	2,481
Organogenesis Holdings, Inc.*(a)	157,700	769,576
PTC Therapeutics, Inc.*(a)	52,600	2,107,156
Regeneron Pharmaceuticals, Inc.*	3,695	2,184,225
Sage Therapeutics, Inc.*	315	10,175
Sarepta Therapeutics, Inc.*	11,400	854,544
Seagen, Inc.*	60	10,616
Swedish Orphan Biovitrum AB (Sweden)*	13,618	294,551
Ultragenyx Pharmaceutical, Inc.*(a)	12,025	717,412
United Therapeutics Corp.*	16,478	3,882,876
Vanda Pharmaceuticals, Inc.*	97,300	1,060,570
Veracyte, Inc.*(a)	21,600	429,840
Vertex Pharmaceuticals, Inc.*	71,838	20,243,230
Vir Biotechnology, Inc.*	19,600	499,212
Zhejiang Orient Gene Biotech Co. Ltd. (China) (Class A Stock)	2,914	49,782

		154,850,358

Building Products — 0.4%
A.O. Smith Corp.	1,225	66,983

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
AGC, Inc. (Japan)	67,500	$2,341,274
Allegion PLC	259	25,356
Armstrong World Industries, Inc.	6,105	457,631
AZEK Co., Inc. (The)*	610	10,211
Builders FirstSource, Inc.*	39,170	2,103,429
Bunka Shutter Co. Ltd. (Japan)	307,700	2,263,319
Carlisle Cos., Inc.	55,921	13,343,310
Carrier Global Corp.	9,150	326,289
Cie de Saint-Gobain (France)	217,148	9,345,741
Daikin Industries Ltd. (Japan)	18,500	2,959,288
Fletcher Building Ltd. (New Zealand)	156,174	492,674
Fortune Brands Home & Security, Inc.	1,100	65,868
Griffon Corp.	6,200	173,786
Hayward Holdings, Inc.*	775	11,152
Insteel Industries, Inc.	8,500	286,195
Inwido AB (Sweden)	90,852	1,002,778
JELD-WEN Holding, Inc.*	340	4,961
Johnson Controls International PLC	94,815	4,539,742
Lennox International, Inc.	362	74,786
Masco Corp.	2,610	132,066
Nichiha Corp. (Japan)	31,600	613,871
Owens Corning	111,695	8,300,055
Resideo Technologies, Inc.*	41,300	802,046
Trane Technologies PLC	1,155	150,000
UFP Industries, Inc.	38,500	2,623,390
Uponor OYJ (Finland)	20,351	281,202
Zehnder Group AG (Switzerland)	6,597	391,091
Zurn Water Solutions Corp.	9,901	269,703

		53,458,197

Capital Markets — 1.5%
3i Group PLC (United Kingdom)	124,798	1,682,209
Affiliated Managers Group, Inc.	437	50,954
Ameriprise Financial, Inc.	22,400	5,324,032
Anima Holding SpA (Italy), 144A	178,500	656,371
Ares Management Corp. (Class A Stock)	225	12,794
AssetMark Financial Holdings, Inc.*(a)	14,553	273,160
ASX Ltd. (Australia)	13,761	775,040
Azimut Holding SpA (Italy)	245,424	4,276,791
B3 SA - Brasil Bolsa Balcao (Brazil)	495,138	1,041,659
Bank of New York Mellon Corp. (The)	246,545	10,283,392
BGC Partners, Inc. (Class A Stock)	52,500	176,925
BlackRock, Inc.	1,675	1,020,142
Blackstone, Inc.	108,940	9,938,596
Bridge Investment Group Holdings, Inc. (Class A Stock)	27,382	398,134
Brightsphere Investment Group, Inc.	12,032	216,696
Carlyle Group, Inc. (The)	2,100	66,486
Cboe Global Markets, Inc.	43,063	4,874,301
Charles Schwab Corp. (The)	67,495	4,264,334
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	202,500	117,034
CME Group, Inc.	26,587	5,442,359
Coinbase Global, Inc. (Class A Stock)*(a)	1,615	75,937
Daiwa Securities Group, Inc. (Japan)	97,800	435,938
Deutsche Bank AG (Germany)	178,101	1,555,494
Donnelley Financial Solutions, Inc.*	22,800	667,812

SEE NOTES TO FINANCIAL STATEMENTS.
A309

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
East Money Information Co. Ltd. (China) (Class A Stock)	488,900	$1,856,591
Evercore, Inc. (Class A Stock)	417	39,035
FactSet Research Systems, Inc.	5,830	2,242,043
Focus Financial Partners, Inc. (Class A Stock)*(a)	8,005	272,650
Franklin Resources, Inc.	3,155	73,543
Goldman Sachs Group, Inc. (The)	135,600	39,348,132
IG Group Holdings PLC (United Kingdom)	155,206	1,307,014
Interactive Brokers Group, Inc. (Class A Stock)	875	48,134
Intercontinental Exchange, Inc.	32,077	3,016,521
Intermediate Capital Group PLC (United Kingdom)	27,081	431,335
Invesco Ltd.	43,855	707,381
Investec PLC (United Kingdom)	286,537	1,558,575
JAFCO Group Co. Ltd. (Japan)	133,900	1,608,982
Janus Henderson Group PLC	1,845	43,376
Jefferies Financial Group, Inc.	2,340	64,631
Julius Baer Group Ltd. (Switzerland)	19,110	880,902
KKR & Co., Inc.	80,237	3,714,171
Korea Investment Holdings Co. Ltd. (South Korea)	27,972	1,332,707
Lazard Ltd. (Class A Stock)(a)	59,661	1,933,613
Macquarie Group Ltd. (Australia)	59,143	6,714,332
Man Group PLC (United Kingdom)	1,126,536	3,437,246
Meritz Securities Co. Ltd. (South Korea)	409,218	1,430,019
Mirae Asset Securities Co. Ltd. (South Korea)	489,609	2,496,018
Moody’s Corp.	100	27,197
Morgan Stanley	194,650	14,805,079
Morningstar, Inc.	17,529	4,239,038
MSCI, Inc.	250	103,037
Nasdaq, Inc.	1,271	193,878
NH Investment & Securities Co. Ltd. (South Korea)	196,947	1,372,581
Nomura Holdings, Inc. (Japan)	141,800	516,852
Northern Trust Corp.	2,239	216,019
Open Lending Corp. (Class A Stock)*	12,915	132,120
Partners Group Holding AG (Switzerland)	615	553,722
Piper Sandler Cos.(a)	7,600	861,536
Raymond James Financial, Inc.	2,097	187,493
Robinhood Markets, Inc. (Class A Stock)*	5,325	43,771
S&P Global, Inc.	18,886	6,365,715
Samsung Securities Co. Ltd. (South Korea)	55,672	1,434,101
SBI Holdings, Inc. (Japan)	45,500	891,058
SEI Investments Co.	1,165	62,933
Singapore Exchange Ltd. (Singapore)	78,200	532,722
State Street Corp.	145,385	8,962,985
Stifel Financial Corp.	36,115	2,023,162
T. Rowe Price Group, Inc.(a)	2,447	278,004
Tradeweb Markets, Inc. (Class A Stock)	615	41,974
UBS Group AG (Switzerland)	851,196	13,745,462

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Value Partners Group Ltd. (Hong Kong)	774,000	$292,046
Virtu Financial, Inc. (Class A Stock)	66,055	1,546,348
Virtus Investment Partners, Inc.	7,000	1,197,140

		188,809,514

Chemicals — 1.0%
ADEKA Corp. (Japan)	6,000	103,417
AdvanSix, Inc.	26,900	899,536
Air Products & Chemicals, Inc.	2,454	590,138
Albemarle Corp.	693	144,823
Arkema SA (France)	5,105	455,783
Ashland Global Holdings, Inc.	9,760	1,005,768
Asian Paints Ltd. (India)	10,855	372,255
Avient Corp.	24,570	984,766
Axalta Coating Systems Ltd.*	1,830	40,461
Cabot Corp.(a)	20,500	1,307,695
Celanese Corp.	17,948	2,110,864
CF Industries Holdings, Inc.	56,450	4,839,459
Chemours Co. (The)	840	26,897
Corteva, Inc.	7,970	431,496
Croda International PLC (United Kingdom)	7,691	605,127
Daicel Corp. (Japan)	15,900	98,128
Diversey Holdings Ltd.*	110	726
Dow, Inc.	280,980	14,501,378
DuPont de Nemours, Inc.	134,099	7,453,222
Eastman Chemical Co.	39,762	3,569,435
Ecolab, Inc.	329	50,587
Ecovyst, Inc.	84,800	835,280
Element Solutions, Inc.	2,525	44,945
Elkem ASA (Norway), 144A	167,239	533,097
ENN Natural Gas Co. Ltd. (China) (Class A Stock)	16,500	45,864
FMC Corp.	1,036	110,862
Fujimi, Inc. (Japan)	9,600	403,198
Ginkgo Bioworks Holdings, Inc.*	4,665	11,103
Givaudan SA (Switzerland)	1,021	3,588,693
Huafon Chemical Co. Ltd. (China) (Class A Stock)	52,500	66,222
Hubei Xingfa Chemicals Group Co. Ltd. (China) (Class A Stock)	3,900	25,588
Huntsman Corp.	37,265	1,056,463
ICL Group Ltd. (Israel)	180,676	1,643,813
Ingevity Corp.*	8,300	524,062
International Flavors & Fragrances, Inc.	2,778	330,915
K+S AG (Germany)	144,977	3,526,955
Kumho Petrochemical Co. Ltd. (South Korea)	137	14,733
Kureha Corp. (Japan)	8,100	568,853
Linde PLC (United Kingdom)(a)	91,533	26,318,484
Livent Corp.*(a)	92,600	2,101,094
Luxi Chemical Group Co. Ltd. (China) (Class A Stock)*	24,900	64,314
LyondellBasell Industries NV (Class A Stock)	39,387	3,444,787
Minerals Technologies, Inc.	11,000	674,740
Mitsubishi Chemical Group Corp. (Japan)	128,800	703,984

SEE NOTES TO FINANCIAL STATEMENTS.
A310

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Mitsubishi Gas Chemical Co., Inc. (Japan)	11,300	$162,738
Mitsui Chemicals, Inc. (Japan)	304,700	6,489,491
Mosaic Co. (The)	3,820	180,419
Nan Ya Plastics Corp. (Taiwan)	9,000	25,109
NewMarket Corp.	77	23,174
OCI NV (Netherlands)	6,940	229,507
Olin Corp.	60,230	2,787,444
Orbia Advance Corp. SAB de CV (Mexico)	8,000	18,777
Orion Engineered Carbons SA (Germany)	9,100	141,323
Petronas Chemicals Group Bhd (Malaysia)	18,000	36,774
PhosAgro PJSC (Russia)^	276	—
PhosAgro PJSC (Russia), GDR^	43,074	4
PPG Industries, Inc.	1,340	153,216
PTT Global Chemical PCL (Thailand)	74,400	96,114
RPM International, Inc.	1,255	98,794
SABIC Agri-Nutrients Co. (Saudi Arabia)	1,575	57,904
Sahara International Petrochemical Co. (Saudi Arabia)	2,700	36,067
Sasol Ltd. (South Africa)*	3,640	83,664
Saudi Basic Industries Corp. (Saudi Arabia)	15,554	421,770
Scotts Miracle-Gro Co. (The)	200	15,798
Solvay SA (Belgium)	6,020	487,350
SRF Ltd. (India)	1,056	30,226
Sumitomo Chemical Co. Ltd. (Japan)	879,600	3,424,582
Symrise AG (Germany)	30,048	3,276,584
Tosoh Corp. (Japan)	451,100	5,593,140
UPL Ltd. (India)	3,861	30,990
Valvoline, Inc.	415	11,964
Wacker Chemie AG (Germany)	19,492	2,818,851
Westlake Corp.	101,690	9,967,654
Yara International ASA (Brazil)	32,869	1,374,523

		124,303,961

Commercial Services & Supplies — 0.1%
ABM Industries, Inc.	16,300	707,746
ACCO Brands Corp.	28,900	188,717
Aris Water Solution, Inc. (Class A Stock)	8,700	145,116
Brink’s Co. (The)	2,000	121,420
Cintas Corp.	2,058	768,725
Clean Harbors, Inc.*	550	48,218
Copart, Inc.*	6,300	684,558
Dai Nippon Printing Co. Ltd. (Japan)	15,400	331,750
Deluxe Corp.	5,900	127,853
Driven Brands Holdings, Inc.*	585	16,111
GEO Group, Inc. (The), REIT*(a)	76,195	502,887
GFL Environmental, Inc. (Canada)(a)	10,265	264,837
Harsco Corp.*	25,934	184,391
HNI Corp.	19,800	686,862
MSA Safety, Inc.	279	33,779
Pilot Corp. (Japan)	3,000	106,683
Republic Services, Inc.	16,940	2,216,938
Rollins, Inc.	215	7,508

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Securitas AB (Sweden) (Class B Stock)	26,150	$225,856
Serco Group PLC (United Kingdom)	120,330	254,819
Sohgo Security Services Co. Ltd. (Japan)	5,000	138,623
SP Plus Corp.*	9,000	276,480
Stericycle, Inc.*	1,000	43,850
Tetra Tech, Inc.	6,290	858,899
Waste Management, Inc.	37,974	5,809,263

		14,751,889

Communications Equipment — 0.3%
Arista Networks, Inc.*	125	11,718
Ciena Corp.*	8,028	366,880
Cisco Systems, Inc.	642,758	27,407,201
F5, Inc.*	654	100,088
Juniper Networks, Inc.(a)	40,985	1,168,073
Lumentum Holdings, Inc.*	790	62,742
Motorola Solutions, Inc.	1,817	380,843
NetScout Systems, Inc.*	40,500	1,370,925
Nokia OYJ (Finland)	1,646,567	7,633,234
Spirent Communications PLC (United Kingdom)	380,342	1,145,561
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	229,116	1,708,490
Ubiquiti, Inc.	15	3,723
Viasat, Inc.*	770	23,585

		41,383,063

Construction & Engineering — 0.1%
Ackermans & van Haaren NV (Belgium)	1,230	183,940
AECOM	1,460	95,221
API Group Corp.*	74,800	1,119,756
Balfour Beatty PLC (United Kingdom)	57,300	177,454
China Railway Group Ltd. (China) (Class H Stock)	31,000	19,171
Comfort Systems USA, Inc.	9,300	773,295
Eiffage SA (France)	37,100	3,344,115
EMCOR Group, Inc.	42,700	4,396,392
Great Lakes Dredge & Dock Corp.*	64,230	842,055
Maire Tecnimont SpA (Italy)(a)	285,194	822,607
MasTec, Inc.*	630	45,146
MDU Resources Group, Inc.	2,200	59,378
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	136,001	71,088
Quanta Services, Inc.(a)	6,225	780,242
Samsung Engineering Co. Ltd. (South Korea)*	6,430	106,719
Sterling Infrastructure, Inc.*	12,900	282,768
Valmont Industries, Inc.	225	50,542
Vinci SA (France)	38,292	3,414,597
WillScot Mobile Mini Holdings Corp.*(a)	27,560	893,495

		17,477,981

Construction Materials — 0.1%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (China) (Class A Stock)	144,978	1,114,658

SEE NOTES TO FINANCIAL STATEMENTS.
A311

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Construction Materials (cont’d.)
Buzzi Unicem SpA (Italy)	55,573	$911,433
Eagle Materials, Inc.	93,337	10,261,470
James Hardie Industries PLC, CDI	25,648	561,124
Martin Marietta Materials, Inc.	657	196,601
Summit Materials, Inc. (Class A Stock)*(a)	62,474	1,455,019
Vulcan Materials Co.	804	114,248

		14,614,553

Consumer Finance — 0.3%
Ally Financial, Inc.	3,685	123,484
American Express Co.	15,800	2,190,196
Atlanticus Holdings Corp.*	3,500	123,095
Bajaj Finance Ltd. (India)	7,670	527,059
Capital One Financial Corp.	158,589	16,523,388
Credit Acceptance Corp.*	76	35,979
Discover Financial Services	3,095	292,725
Enova International, Inc.*	105,400	3,037,628
LendingClub Corp.*	126,300	1,476,447
Navient Corp.	79,000	1,105,210
OneMain Holdings, Inc.	1,195	44,669
Oportun Financial Corp.*	38,400	317,568
SLM Corp.	240,352	3,831,211
SoFi Technologies, Inc.*(a)	8,035	42,344
Synchrony Financial	212,125	5,858,893
Upstart Holdings, Inc.*	535	16,917

		35,546,813

Containers & Packaging — 0.2%
Amcor PLC	16,520	205,344
AptarGroup, Inc.	717	74,002
Ardagh Group SA*^	250	—
Ardagh Metal Packaging SA	1,200	7,320
Avery Dennison Corp.	377	61,025
Ball Corp.	2,185	150,262
Berry Global Group, Inc.*	835	45,624
Crown Holdings, Inc.	67,237	6,197,234
Graphic Packaging Holding Co.	1,005	20,602
Greif, Inc. (Class A Stock)	35,500	2,214,490
International Paper Co.	160,725	6,723,127
Klabin SA (Brazil), UTS	205,200	792,028
O-I Glass, Inc.*	10,400	145,600
Packaging Corp. of America	1,022	140,525
Pactiv Evergreen, Inc.	14,000	139,440
Sealed Air Corp.	75	4,329
Silgan Holdings, Inc.	915	37,835
Sonoco Products Co.	1,070	61,033
Westrock Co.	244,340	9,734,506

		26,754,326

Distributors — 0.1%
Arata Corp. (Japan)	14,400	414,054
Genuine Parts Co.	14,418	1,917,594
Inchcape PLC (United Kingdom)	100,055	853,407
LKQ Corp.	60,970	2,993,017

		6,178,072

	Shares	Value

COMMON STOCKS (continued)
Diversified Consumer Services — 0.0%
ADT, Inc.	1,730	$10,639
Bright Horizons Family Solutions, Inc.*	376	31,780
Chegg, Inc.*	390	7,324
Frontdoor, Inc.*	295	7,104
G8 Education Ltd. (Australia)	612,316	445,272
Grand Canyon Education, Inc.*	430	40,502
H&R Block, Inc.	350	12,362
Laureate Education, Inc. (Class A Stock)(a)	104,200	1,205,594
Mister Car Wash, Inc.*	110	1,197
New Oriental Education & Technology Group, Inc. (China), ADR*	13,850	281,986
Service Corp. International	1,750	120,960
TAL Education Group (China), ADR*(a)	2,400	11,688
Terminix Global Holdings, Inc.*	1,325	53,861

		2,230,269

Diversified Financial Services — 0.5%
A-Mark Precious Metals, Inc.(a)	12,600	406,350
Apollo Global Management, Inc.	1,448	70,199
Banca IFIS SpA (Italy)	10,810	153,522
Berkshire Hathaway, Inc. (Class B Stock)*	165,413	45,161,057
Cannae Holdings, Inc.*	51,300	992,142
Challenger Ltd. (Australia)	153,734	722,829
Equitable Holdings, Inc.	3,995	104,150
FirstRand Ltd. (South Africa)	84,846	325,192
Grupo de Inversiones Suramericana SA (Colombia)	31,963	306,436
Industrivarden AB (Sweden) (Class A Stock)	18,222	410,512
Investor AB (Sweden) (Class A Stock)	41,552	747,068
Investor AB (Sweden) (Class B Stock)	131,382	2,163,202
Meritz Financial Group, Inc. (South Korea)	28,468	567,853
ORIX Corp. (Japan)	198,400	3,317,637
Voya Financial, Inc.	1,205	71,734

		55,519,883

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	595,530	12,482,309
ATN International, Inc.(a)	6,700	314,297
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	228,371	354,363
China Tower Corp. Ltd. (China) (Class H Stock), 144A	2,520,000	324,176
Chunghwa Telecom Co. Ltd. (Taiwan)	21,000	86,231
Deutsche Telekom AG (Germany)	363,375	7,217,164
Frontier Communications Parent, Inc.*	2,525	59,438
Hellenic Telecommunications Organization SA (Greece)	112,559	2,017,195
Internet Initiative Japan, Inc. (Japan)	10,100	352,479
Koninklijke KPN NV (Netherlands)	348,601	1,241,661
LG Uplus Corp. (South Korea)*	16,566	163,099
Liberty Latin America Ltd. (Chile) (Class A Stock)*	70,300	548,340
Liberty Latin America Ltd. (Chile) (Class C Stock)*	181,500	1,413,885
Lumen Technologies, Inc.	11,135	121,483

SEE NOTES TO FINANCIAL STATEMENTS.
A312

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Nippon Telegraph & Telephone Corp. (Japan)	34,200	$981,937
Ooredoo QPSC (Qatar)	59,955	126,755
Saudi Telecom Co. (Saudi Arabia)	3,472	90,028
Spark New Zealand Ltd. (New Zealand)	597,943	1,792,123
Telefonica Deutschland Holding AG (Germany)	298,282	855,649
Telefonica SA (Spain)	441,571	2,248,665
Telekom Austria AG (Austria)*	43,113	286,292
Telenor ASA (Norway)	57,512	763,487
Telia Co. AB (Sweden)	190,774	730,116
Verizon Communications, Inc.	492,290	24,983,717

		59,554,889

Electric Utilities — 0.9%
ALLETE, Inc.	17,100	1,005,138
Alliant Energy Corp.	2,730	160,005
American Electric Power Co., Inc.	45,027	4,319,890
Avangrid, Inc.	750	34,590
Centrais Eletricas Brasileiras SA (Brazil)	10,724	94,608
CEZ A/S (Czech Republic)	17,080	771,914
Constellation Energy Corp.	3,629	207,797
CPFL Energia SA (Brazil)	2,800	16,532
Duke Energy Corp.	8,620	924,150
Edison International(a)	221,085	13,981,415
Electricite de France SA (France)	45,660	372,984
Endesa SA (Spain)(a)	271,250	5,121,504
Enel SpA (Italy)	1,471,872	8,065,729
Energisa SA (Brazil), UTS	274,200	2,113,039
Entergy Corp.	2,255	254,003
Equatorial Energia SA (Brazil)	128,700	562,661
Evergy, Inc.	86,695	5,656,849
Eversource Energy	3,840	324,365
Exelon Corp.(a)	406,845	18,438,215
FirstEnergy Corp.	142,135	5,456,563
Fortum OYJ (Finland)	158,186	2,371,001
Hawaiian Electric Industries, Inc.	1,150	47,035
Iberdrola SA (Spain)	482,342	5,001,215
IDACORP, Inc.	549	58,150
Inter RAO UES PJSC (Russia)^	2,620,300	5
Interconexion Electrica SA ESP (Colombia)	3,360	16,883
NextEra Energy, Inc.	126,623	9,808,218
NRG Energy, Inc.	19,090	728,665
OGE Energy Corp.	2,180	84,061
Otter Tail Corp.	27,100	1,819,223
PG&E Corp.*	312,710	3,120,846
PGE Polska Grupa Energetyczna SA (Poland)*	282,606	674,139
Pinnacle West Capital Corp.(a)	1,230	89,938
PNM Resources, Inc.	3,272	156,336
Portland General Electric Co.(a)	13,700	662,121
Power Grid Corp. of India Ltd. (India)	18,401	49,457
PPL Corp.	239,910	6,508,758
Red Electrica Corp. SA (Spain)	31,715	599,521
Saudi Electricity Co. (Saudi Arabia)	5,934	38,239
Southern Co. (The)	11,885	847,519

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
SSE PLC (United Kingdom)	489,420	$9,633,644
Terna - Rete Elettrica Nazionale (Italy)	99,891	783,874
Xcel Energy, Inc.	6,090	430,928

		111,411,727

Electrical Equipment — 0.4%
Acuity Brands, Inc.	378	58,227
AMETEK, Inc.	8,514	935,603
Atkore, Inc.*	109,900	9,122,799
AZZ, Inc.	27,300	1,114,386
ChargePoint Holdings, Inc.*	765	10,473
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	11,005	876,759
Daihen Corp. (Japan)	5,400	167,023
Eaton Corp. PLC	4,423	557,254
Emerson Electric Co.	150,265	11,952,078
Encore Wire Corp.(a)	44,100	4,582,872
Eve Energy Co. Ltd. (China) (Class A Stock)*	36,316	534,062
Fluence Energy, Inc.*	215	2,038
Fujikura Ltd. (Japan)	475,600	2,696,325
Havells India Ltd. (India)	1,829	25,524
Hubbell, Inc.	35,384	6,318,875
LG Energy Solution Ltd. (South Korea)*	1,662	478,545
Mitsubishi Electric Corp. (Japan)	158,400	1,715,878
Nidec Corp. (Japan)	9,600	591,391
nVent Electric PLC	1,815	56,864
Plug Power, Inc.*	2,490	41,259
Regal Rexnord Corp.	18,064	2,050,625
Rockwell Automation, Inc.	498	99,256
Sensata Technologies Holding PLC	1,700	70,227
Shoals Technologies Group, Inc. (Class A Stock)*	620	10,218
Signify NV, 144A	36,056	1,197,436
Sunrun, Inc.*	2,210	51,626
TBEA Co. Ltd. (China) (Class A Stock)	14,900	60,984
Vertiv Holdings Co.	2,030	16,687

		45,395,294

Electronic Equipment, Instruments & Components — 0.5%
Alps Alpine Co. Ltd. (Japan)	110,400	1,101,968
ALSO Holding AG (Switzerland)*	7,597	1,497,919
Amphenol Corp. (Class A Stock)	1,840	118,459
Arrow Electronics, Inc.*	738	82,722
AUO Corp. (Taiwan)	1,056,000	567,236
Avnet, Inc.	1,080	46,310
Belden, Inc.(a)	24,900	1,326,423
CDW Corp.	9,800	1,544,088
Citizen Watch Co. Ltd. (Japan)	25,900	105,219
Coherent, Inc.*	38	10,116
Comet Holding AG (Switzerland)	2,526	397,938
CONEXIO Corp. (Japan)	26,200	256,305
Corning, Inc.	436,520	13,754,745
CTS Corp.	6,700	228,135
Daiwabo Holdings Co. Ltd. (Japan)	40,700	530,105
Dexerials Corp. (Japan)	160,700	4,271,451
E Ink Holdings, Inc. (Taiwan)	7,000	44,549
ePlus, Inc.*(a)	21,700	1,152,704

SEE NOTES TO FINANCIAL STATEMENTS.
A313

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Esprinet SpA (Italy)	111,076	$798,563
Fabrinet (Thailand)*	10,000	811,000
Foxconn Technology Co. Ltd. (Taiwan)	266,000	440,973
Hamamatsu Photonics KK (Japan)	12,000	465,221
Hirose Electric Co. Ltd. (Japan)	2,600	344,296
Hon Hai Precision Industry Co. Ltd. (Taiwan)	120,000	440,870
Hosiden Corp. (Japan)	65,500	595,506
II-VI, Inc.*	1,030	52,479
Innolux Corp. (Taiwan)	1,375,000	559,344
Insight Enterprises, Inc.*	1,300	112,164
IPG Photonics Corp.*	364	34,263
Jabil, Inc.	129,050	6,608,651
Keyence Corp. (Japan)	9,339	3,170,617
Keysight Technologies, Inc.*	15,833	2,182,579
L&F Co. Ltd. (South Korea)*	111	18,081
LG Innotek Co. Ltd. (South Korea)	1,075	284,289
Littelfuse, Inc.	21,186	5,382,092
Macnica Fuji Electronics Holdings, Inc. (Japan)	35,300	678,981
Murata Manufacturing Co. Ltd. (Japan)	118,000	6,457,633
Nan Ya Printed Circuit Board Corp. (Taiwan)	9,000	79,400
National Instruments Corp.	1,445	45,127
Nippon Signal Co. Ltd. (Japan)	35,600	257,567
Nissha Co. Ltd. (Japan)	26,000	281,221
Samsung Electro-Mechanics Co. Ltd. (South Korea)	370	37,266
Samsung SDI Co. Ltd. (South Korea)	2,376	984,285
Sanmina Corp.*	55,200	2,248,296
ScanSource, Inc.*	32,600	1,015,164
Sensirion Holding AG (Switzerland), 144A*	3,756	380,641
Synnex Technology International Corp. (Taiwan)	338,000	604,906
Taiyo Yuden Co. Ltd. (Japan)	8,400	284,156
TD SYNNEX Corp.(a)	453	41,268
TDK Corp. (Japan)	32,400	994,517
Teledyne Technologies, Inc.*	500	187,555
Trimble, Inc.*	2,735	159,259
Unimicron Technology Corp. (Taiwan)	21,000	112,009
Vishay Intertechnology, Inc.	33,900	604,098
Vontier Corp.	845	19,427
WPG Holdings Ltd. (Taiwan)	339,000	628,913
Yageo Corp. (Taiwan)	2,000	20,797
Zebra Technologies Corp. (Class A Stock)*	320	94,064
Zhen Ding Technology Holding Ltd. (Taiwan)	170,000	589,293

		66,143,223

Energy Equipment & Services — 0.2%
Baker Hughes Co.(a)	10,110	291,876
Bristow Group, Inc.*	20,800	486,720
ChampionX Corp.(a)	129,600	2,572,560
Halliburton Co.	49,210	1,543,226
Newpark Resources, Inc.*	44,700	138,123
NOV, Inc.	4,255	71,952
Patterson-UTI Energy, Inc.(a)	23,753	374,347

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
ProPetro Holding Corp.*	158,000	$1,580,000
RPC, Inc.*	29,300	202,463
Schlumberger NV	459,327	16,425,533
Select Energy Services, Inc. (Class A Stock)*	74,100	505,362
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	27,600	300,288
TETRA Technologies, Inc.*	256,100	1,039,766
U.S. Silica Holdings, Inc.*	42,000	479,640

		26,011,856

Entertainment — 0.5%
37 Interactive Entertainment Network Technology Group Co. Ltd. (China) (Class A Stock)	17,600	55,724
Activision Blizzard, Inc.	131,710	10,254,941
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	5,110	69,241
Bilibili, Inc. (China), ADR*(a)	13,861	354,842
Capcom Co. Ltd. (Japan)	26,800	652,127
Electronic Arts, Inc.	3,062	372,492
G-bits Network Technology Xiamen Co. Ltd. (China) (Class A Stock)	100	5,795
GungHo Online Entertainment, Inc. (Japan)	134,900	2,378,824
Kingsoft Corp. Ltd. (China)	7,000	27,248
Konami Group Corp. (Japan)	9,100	502,922
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	285	16,521
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	2,160	137,095
Lions Gate Entertainment Corp. (Class A Stock)*(a)	38,200	355,642
Lions Gate Entertainment Corp. (Class B Stock)*(a)	82,400	727,592
Live Nation Entertainment, Inc.*	930	76,799
Madison Square Garden Sports Corp.* .	129	19,479
Marcus Corp. (The)*(a)	32,500	480,025
NetEase, Inc. (China), ADR(a)	17,585	1,641,736
Netflix, Inc.*	40,650	7,108,466
Nintendo Co. Ltd. (Japan)	11,500	4,988,579
ROBLOX Corp. (Class A Stock)*(a)	53,797	1,767,769
Roku, Inc.*	875	71,873
Sea Ltd. (Singapore), ADR*(a)	5,188	346,870
Spotify Technology SA*	43,000	4,034,690
Take-Two Interactive Software, Inc.*	395	48,399
Walt Disney Co. (The)*	185,299	17,492,226
Warner Bros Discovery, Inc.*	787,143	10,563,459
World Wrestling Entertainment, Inc. (Class A Stock)	80	4,999

		64,556,375

Equity Real Estate Investment Trusts (REITs) — 2.0%
Acadia Realty Trust(a)	52,470	819,581
Advance Residence Investment Corp. (Japan)	606	1,613,484
Aedifica SA (Belgium)	4,992	478,484
Agree Realty Corp.(a)	13,494	973,322
Alexandria Real Estate Equities, Inc.(a)	35,409	5,135,367

SEE NOTES TO FINANCIAL STATEMENTS.
A314

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Assets Trust, Inc.	13,400	$397,980
American Campus Communities, Inc.	71,987	4,641,002
American Homes 4 Rent (Class A Stock)	26,807	950,040
American Tower Corp.	26,230	6,704,126
Americold Realty Trust, Inc.(a)	20,693	621,618
Apartment Income REIT Corp.	1,705	70,928
Apple Hospitality REIT, Inc.(a)	195,300	2,865,051
Armada Hoffler Properties, Inc.	9,000	115,560
Ashford Hospitality Trust, Inc.*	33,000	197,340
AvalonBay Communities, Inc.	31,313	6,082,550
Big Yellow Group PLC (United Kingdom)	37,643	604,563
Boardwalk Real Estate Investment Trust (Canada)	2,512	81,730
Boston Properties, Inc.(a)	8,902	792,100
Braemar Hotels & Resorts, Inc.(a)	103,000	441,870
Brandywine Realty Trust	100,000	964,000
British Land Co. PLC (The) (United Kingdom)	35,439	193,429
Brixmor Property Group, Inc.	10,527	212,751
Camden Property Trust(a)	41,355	5,561,420
Capital & Counties Properties PLC (United Kingdom)	237,774	405,733
CapitaLand Integrated Commercial Trust (Singapore)	520,068	812,641
Charter Hall Group (Australia)	344,686	2,567,458
Chatham Lodging Trust*	18,600	194,370
City Office REIT, Inc.	43,100	558,145
Cofinimmo SA (Belgium)	1,258	136,545
Community Healthcare Trust, Inc.	12,284	444,804
Cousins Properties, Inc.(a)	107,586	3,144,739
Covivio (France)	715	39,780
Crown Castle International Corp.	7,600	1,279,688
CubeSmart.	35,057	1,497,635
Daiwa House REIT Investment Corp. (Japan)	70	158,687
Daiwa Office Investment Corp. (Japan)	25	128,188
Dexus (Australia)	346,864	2,118,266
DiamondRock Hospitality Co.*	113,700	933,477
Digital Core REIT Management Pte Ltd. (Singapore)*	255,914	197,509
Digital Realty Trust, Inc.(a)	15,531	2,016,390
Diversified Healthcare Trust	231,700	421,694
Douglas Emmett, Inc.	1,815	40,620
Duke Realty Corp.	4,265	234,362
EastGroup Properties, Inc.	450	69,448
EPR Properties	153,369	7,197,607
Equinix, Inc.	15,510	10,190,380
Equity LifeStyle Properties, Inc.	17,129	1,207,081
Equity Residential	48,422	3,497,037
Essential Properties Realty Trust, Inc.	31,971	687,057
Essex Property Trust, Inc.	8,479	2,217,343
Extra Space Storage, Inc.	5,782	983,634
Federal Realty OP LP	2,211	211,681
Fibra Uno Administracion SA de CV (Mexico)	23,200	23,143
First Industrial Realty Trust, Inc.	1,405	66,709
Franklin Street Properties Corp.	120,554	502,710

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Gaming & Leisure Properties, Inc.	127,312	$5,838,528
Global Medical REIT, Inc.	24,313	273,035
GLP J-REIT (Japan)	367	448,638
Goodman Group (Australia)	858,994	10,545,161
Healthcare Trust of America, Inc. (Class A Stock)	33,778	942,744
Healthpeak Properties, Inc.	5,970	154,683
Hersha Hospitality Trust*	93,400	916,254
Highwoods Properties, Inc.(a)	29,820	1,019,546
Host Hotels & Resorts, Inc.	445,232	6,981,238
Hudson Pacific Properties, Inc.	1,620	24,041
Ichigo Office REIT Investment Corp. (Japan)	2,131	1,325,942
Independence Realty Trust, Inc.(a)	41,127	852,563
Ingenia Communities Group (Australia)	97,139	266,071
InterRent Real Estate Investment Trust (Canada)(a)	45,028	419,426
Invincible Investment Corp. (Japan)	1,863	549,309
Invitation Homes, Inc.	19,807	704,733
Iron Mountain, Inc.	925	45,038
Japan Hotel REIT Investment Corp. (Japan)	1,221	611,499
Japan Metropolitan Fund Investment Corp. (Japan)	893	696,036
JBG SMITH Properties	1,335	31,559
Kenedix Office Investment Corp. (Japan)	60	301,214
Kilroy Realty Corp.	1,265	66,197
Kimco Realty Corp.	63,733	1,260,001
Kite Realty Group Trust(a)	72,085	1,246,350
Klepierre SA (France)*	61,374	1,179,190
Lamar Advertising Co. (Class A Stock)(a)	39,520	3,476,574
Land Securities Group PLC (United Kingdom)	56,867	460,689
Lendlease Global Commercial REIT (Singapore)	1,021,890	584,492
Life Storage, Inc.	14,632	1,633,809
Link REIT (Hong Kong)	120,481	983,303
Macerich Co. (The)(a)	99,937	870,451
Mapletree Commercial Trust (Singapore)	175,200	230,971
Medical Properties Trust, Inc.	6,530	99,713
Mid-America Apartment Communities, Inc.	2,636	460,430
Mori Hills REIT Investment Corp. (Japan)	208	233,330
National Retail Properties, Inc.	7,989	343,527
National Storage Affiliates Trust	100,336	5,023,823
National Storage REIT (Australia)	257,982	379,738
Necessity Retail REIT, Inc. (The)(a)	64,300	468,104
NETSTREIT Corp.(a)	30,157	569,063
Nippon Accommodations Fund, Inc. (Japan)	56	281,375
Nippon Building Fund, Inc. (Japan)	160	797,406
Nomura Real Estate Master Fund, Inc. (Japan)	523	652,204
Omega Healthcare Investors, Inc.	2,605	73,435
Orion Office REIT, Inc.	618	6,773

SEE NOTES TO FINANCIAL STATEMENTS.
A315

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Paramount Group, Inc.(a)	226,400	$1,636,872
Park Hotels & Resorts, Inc.(a)	87,419	1,186,276
Pebblebrook Hotel Trust(a)	29,100	482,187
Piedmont Office Realty Trust, Inc. (Class A Stock)	141,800	1,860,416
Plymouth Industrial REIT, Inc.	12,581	220,671
PotlatchDeltic Corp.(a)	23,900	1,056,141
Prologis, Inc.	235,524	27,709,399
Public Storage	6,969	2,178,997
Rayonier, Inc.	1,550	57,939
Realty Income Corp.(a)	6,726	459,117
Regency Centers Corp.	1,845	109,427
Retail Opportunity Investments Corp.	24,374	384,622
Rexford Industrial Realty, Inc.	19,231	1,107,513
RioCan Real Estate Investment Trust (Canada)	41,100	639,234
RLJ Lodging Trust	138,000	1,522,140
Ryman Hospitality Properties, Inc.*	15,500	1,178,465
Safestore Holdings PLC (United Kingdom)	143,974	1,863,393
Sasseur Real Estate Investment Trust (Singapore)	2,185,200	1,227,539
SBA Communications Corp.	46,200	14,786,310
Scentre Group (Australia)	422,859	755,974
Segro PLC (United Kingdom)	99,202	1,182,143
Service Properties Trust	318,700	1,666,801
Simon Property Group, Inc.	57,676	5,474,606
SL Green Realty Corp.(a)	738	34,059
Spirit Realty Capital, Inc.	1,450	54,781
Stockland (Australia)	2,427,339	6,045,651
STORE Capital Corp.	2,775	72,372
Summit Hotel Properties, Inc.*	120,200	873,854
Summit Industrial Income REIT (Canada)	71,584	951,524
Sun Communities, Inc.(a)	6,290	1,002,374
Suntec Real Estate Investment Trust (Singapore)	1,720,500	2,005,537
Tritax Big Box REIT PLC (United Kingdom)	281,241	622,837
UDR, Inc.	20,322	935,625
UMH Properties, Inc.	4,383	77,404
Unibail-Rodamco-Westfield (France)*	12,843	655,712
UNITE Group PLC (The) (United Kingdom)	13,569	175,872
Ventas, Inc.	94,840	4,877,621
VICI Properties, Inc.(a)	10,720	319,349
Vornado Realty Trust	1,915	54,750
Warehouses De Pauw CVA (Belgium)	11,556	363,538
Waypoint REIT Ltd. (Australia)	113,848	182,136
Welltower, Inc.(a)	94,142	7,752,594
Weyerhaeuser Co.(a)	449,590	14,890,421
Whitestone REIT	19,700	211,775
WP Carey, Inc.	2,065	171,106
Xenia Hotels & Resorts, Inc.*	83,200	1,208,896

		251,317,033

Food & Staples Retailing — 0.9%
Albertson’s Cos., Inc. (Class A Stock)(a)	395,775	10,575,108

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
Alimentation Couche-Tard, Inc. (Canada)	3,300	$128,724
Andersons, Inc. (The)	3,400	112,166
BIM Birlesik Magazalar A/S (Turkey)	132,069	640,755
BJ’s Wholesale Club Holdings, Inc.*	425	26,486
Carrefour SA (France)	44,936	795,597
Casey’s General Stores, Inc.	404	74,732
Cencosud SA (Chile)	995,433	1,267,003
Chefs’ Warehouse, Inc. (The)*	9,800	381,122
Coles Group Ltd. (Australia)	169,553	2,082,105
Costco Wholesale Corp.	57,996	27,796,323
E-MART, Inc. (South Korea)	140	11,370
Empire Co. Ltd. (Canada) (Class A Stock)	60,500	1,863,599
Endeavour Group Ltd. (Australia)	113,796	593,446
George Weston Ltd. (Canada)	18,500	2,161,160
GrainCorp Ltd. (Australia) (Class A Stock)	486,781	3,197,933
Grocery Outlet Holding Corp.*	955	40,712
Jeronimo Martins SGPS SA (Portugal)	71,174	1,548,922
Kesko OYJ (Finland) (Class B Stock)	25,513	601,663
Koninklijke Ahold Delhaize NV (Netherlands)	458,497	11,957,047
Kroger Co. (The)(a)	41,305	1,954,966
Loblaw Cos. Ltd. (Canada)	62,900	5,672,825
Magnit PJSC (Russia), GDR^	25,795	3
Metcash Ltd. (Australia)	371,903	1,087,690
Metro, Inc. (Canada)	17,000	912,469
Performance Food Group Co.*	57,842	2,659,575
PriceSmart, Inc.	12,000	859,560
Sheng Siong Group Ltd. (Singapore)	186,000	203,551
Sonae SGPS SA (Portugal)	601,131	739,386
Sprouts Farmers Market, Inc.*	8,700	220,284
Sysco Corp.	25,584	2,167,221
Tesco PLC (United Kingdom)	546,288	1,696,464
United Natural Foods, Inc.*(a)	16,200	638,280
US Foods Holding Corp.*	124,410	3,816,899
Walgreens Boots Alliance, Inc.	7,835	296,946
Walmart, Inc.	103,862	12,627,542
Woolworths Group Ltd. (Australia)	141,298	3,468,871

		104,878,505

Food Products — 0.9%
Adecoagro SA (Brazil)	47,450	401,427
Archer-Daniels-Midland Co.	77,495	6,013,612
Austevoll Seafood ASA (Norway)	112,698	1,319,181
Beyond Meat, Inc.*	95	2,274
Bunge Ltd.	54,595	4,951,221
Campbell Soup Co.	2,130	102,347
Charoen Pokphand Foods PCL (Thailand)	30,000	22,076
China Feihe Ltd. (China), 144A	26,000	29,914
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,468,266
CJ CheilJedang Corp. (South Korea)	60	17,510
Conagra Brands, Inc.	5,115	175,138
Darling Ingredients, Inc.*	244,350	14,612,130
Elders Ltd. (Australia)	97,460	845,846
First Resources Ltd. (Indonesia)	201,300	236,867

SEE NOTES TO FINANCIAL STATEMENTS.
A316

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Flowers Foods, Inc.	2,045	$53,824
Freshpet, Inc.*	110	5,708
General Mills, Inc.	6,665	502,874
Glanbia PLC (Ireland)	15,479	167,871
Golden Agri-Resources Ltd. (Indonesia)	4,824,000	869,556
Gruma SAB de CV (Mexico) (Class B Stock)	1,620	17,888
Hain Celestial Group, Inc. (The)*	565	13,413
Hershey Co. (The)	22,762	4,897,472
Hormel Foods Corp.	3,090	146,342
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	19,200	12,322
Indofood Sukses Makmur Tbk PT (Indonesia)	646,600	307,039
Ingredion, Inc.	730	64,357
IOI Corp. Bhd (Malaysia)	19,200	16,726
J.M. Smucker Co. (The)	1,140	145,931
JBS SA	295,000	1,784,053
Kellogg Co.(a)	1,470	104,870
Kraft Heinz Co. (The)	161,765	6,169,717
Kuala Lumpur Kepong Bhd (Malaysia)	7,500	37,318
Lamb Weston Holdings, Inc.	190	13,577
McCormick & Co., Inc.	2,725	226,856
Mondelez International, Inc. (Class A Stock)	106,669	6,623,078
Mowi ASA (Norway)	29,783	677,625
Nestle SA	166,378	19,415,579
Nippon Suisan Kaisha Ltd. (Japan)	329,800	1,393,746
Nisshin Oillio Group Ltd. (The) (Japan)	26,800	619,541
Pilgrim’s Pride Corp.*	188,950	5,900,909
Post Holdings, Inc.*(a)	8,126	669,176
PPB Group Bhd (Malaysia)	4,800	17,289
Premier Foods PLC (United Kingdom)	656,977	901,654
Sanderson Farms, Inc.(a)	14,900	3,211,397
Seaboard Corp.	4	15,530
Sime Darby Plantation Bhd (Malaysia)	26,400	25,946
Thai Union Group PCL (Thailand)	16,200	7,845
Tongwei Co. Ltd. (China) (Class A Stock)	8,500	76,085
Tyson Foods, Inc. (Class A Stock)	196,835	16,939,620
Want Want China Holdings Ltd. (China).	35,000	30,405
WH Group Ltd. (Hong Kong), 144A	4,813,860	3,769,997
Wilmar International Ltd. (China)	3,082,900	8,978,411

		115,029,356

Gas Utilities — 0.1%
Atmos Energy Corp.(a)	1,465	164,226
Beijing Enterprises Holdings Ltd. (China)	8,500	30,216
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	2,700	114,750
China Gas Holdings Ltd. (China)	22,400	34,645
Enagas SA (Spain)	40,924	904,932
GAIL India Ltd. (India)	64,969	111,582
Italgas SpA (Italy)	424,345	2,473,227
Kunlun Energy Co. Ltd. (China)	100,000	82,283
National Fuel Gas Co.(a)	35,150	2,321,657
Naturgy Energy Group SA (Spain)	21,051	605,623

	Shares	Value

COMMON STOCKS (continued)
Gas Utilities (cont’d.)
New Jersey Resources Corp.	10,700	$476,471
Northwest Natural Holding Co.(a)	28,300	1,502,730
Osaka Gas Co. Ltd. (Japan)	25,900	495,864
Rubis SCA (France)	8,640	202,167
Snam SpA (Italy)	145,270	760,865
Spire, Inc.	1,600	118,992
UGI Corp.	2,270	87,645

		10,487,875

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	466,225	50,655,346
Alcon, Inc. (Switzerland)	73,257	5,100,644
Align Technology, Inc.*	190	44,967
AngioDynamics, Inc.*	5,300	102,555
Avanos Medical, Inc.*	24,000	656,160
Baxter International, Inc.	103,660	6,658,082
Becton, Dickinson & Co.	3,156	778,049
Boston Scientific Corp.*	272,920	10,171,728
Cooper Cos., Inc. (The)	525	164,388
DENTSPLY SIRONA, Inc.	2,370	84,680
Dexcom, Inc.*	28,603	2,131,782
Edwards Lifesciences Corp.*	173,400	16,488,606
Embecta Corp.*	464	11,748
Enovis Corp.*	551	30,305
Envista Holdings Corp.*(a)	178,333	6,872,954
Figs, Inc. (Class A Stock)*	705	6,423
Getinge AB (Sweden) (Class B Stock)	58,796	1,359,806
Globus Medical, Inc. (Class A Stock)*	810	45,473
Haemonetics Corp.*	12,500	814,750
Hartalega Holdings Bhd (Malaysia)	503,200	349,419
Hologic, Inc.*	2,700	187,110
ICU Medical, Inc.*	215	35,344
Inari Medical, Inc.*(a)	4,145	281,819
Intco Medical Technology Co. Ltd. (China) (Class A Stock)	18,630	70,488
Integer Holdings Corp.*	31,900	2,254,054
Integra LifeSciences Holdings Corp.*	790	42,684
Intuitive Surgical, Inc.*	11,734	2,355,131
iRadimed Corp.	10,400	352,976
iRhythm Technologies, Inc.*	17,400	1,879,722
Kossan Rubber Industries Bhd (Malaysia)	102,600	30,756
Lantheus Holdings, Inc.*	71,600	4,727,748
Masimo Corp.*	160	20,907
Medtronic PLC.	201,122	18,050,699
Menicon Co. Ltd. (Japan)	107,784	2,470,962
Merit Medical Systems, Inc.*(a)	49,500	2,686,365
Natus Medical, Inc.*	17,100	560,367
Nihon Kohden Corp. (Japan)	6,500	131,421
Outset Medical, Inc.*	9,800	145,628
QuidelOrtho Corp.*	450	43,731
ResMed, Inc.	65	13,626
Shockwave Medical, Inc.*	3,400	649,978
Sonova Holding AG (Switzerland)	8,029	2,552,636
Sri Trang Gloves Thailand PCL (Thailand)(a)	1,018,200	470,167
STAAR Surgical Co.*	13,500	957,555
STERIS PLC	918	189,246
Straumann Holding AG (Switzerland)	17,902	2,149,457

SEE NOTES TO FINANCIAL STATEMENTS.
A317

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Stryker Corp.	1,898	$377,569
Tandem Diabetes Care, Inc.*	50	2,959
Teleflex, Inc.	496	121,942
Top Glove Corp. Bhd (Malaysia)	2,214,000	522,855
Zimmer Biomet Holdings, Inc.	2,278	239,327
Zimvie, Inc.*	266	4,259

		147,107,353

Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.*	13,276	897,856
agilon health, Inc.*	115	2,510
Alignment Healthcare, Inc.*	14,100	160,881
Amedisys, Inc.*	280	29,434
AmerisourceBergen Corp.	78	11,035
Apollo Hospitals Enterprise Ltd. (India)	6,192	289,593
Aveanna Healthcare Holdings, Inc.*	89,600	202,496
Bumrungrad Hospital PCL (Thailand)	107,969	547,404
Cardinal Health, Inc.	2,890	151,060
Centene Corp.*	154,021	13,031,717
Chemed Corp.	120	56,327
Cigna Corp.	108,936	28,706,815
CorVel Corp.*	9,500	1,399,065
CVS Health Corp.	180,820	16,754,781
DaVita, Inc.*	141	11,274
Elevance Health, Inc.	39,908	19,258,803
Encompass Health Corp.	935	52,407
Ensign Group, Inc. (The)	25,000	1,836,750
Fresenius SE & Co. KGaA (Germany)	35,274	1,070,515
H.U. Group Holdings, Inc. (Japan)	68,100	1,482,528
HCA Healthcare, Inc.	2,330	391,580
Henry Schein, Inc.*	1,515	116,261
Humana, Inc.	440	205,951
Laboratory Corp. of America Holdings	30,037	7,039,471
McKesson Corp.	21,744	7,093,110
Medipal Holdings Corp. (Japan)	113,600	1,601,006
Molina Healthcare, Inc.*	20,479	5,726,133
National HealthCare Corp.(a)	9,500	664,050
NMC Health PLC (United Arab Emirates)*^	21,382	3
Oak Street Health, Inc.*	850	13,974
OPKO Health, Inc.*(a)	67,600	171,028
Premier, Inc. (Class A Stock)	1,295	46,206
Privia Health Group, Inc.*(a)	48,600	1,415,232
Progyny, Inc.*(a)	9,164	266,214
Quest Diagnostics, Inc.(a)	1,332	177,129
Select Medical Holdings Corp.	76,800	1,814,016
Signify Health, Inc. (Class A Stock)*	770	10,626
Sonic Healthcare Ltd. (Australia)	411,610	9,387,154
Summerset Group Holdings Ltd. (New Zealand)	190,249	1,139,343
Tenet Healthcare Corp.*	25,730	1,352,369
Toho Holdings Co. Ltd. (Japan)	92,900	1,436,788
UnitedHealth Group, Inc.	136,768	70,248,148
Universal Health Services, Inc. (Class B Stock)	777	78,252

		196,347,295

Health Care Technology — 0.0%
Certara, Inc.*	545	11,696

	Shares	Value

COMMON STOCKS (continued)
Health Care Technology (cont’d.)
Change Healthcare, Inc.*	2,730	$62,954
Computer Programs & Systems, Inc.*(a)	26,500	847,205
Definitive Healthcare Corp.*(a)	9,570	219,440
Doximity, Inc. (Class A Stock)*	370	12,883
Evolent Health, Inc. (Class A Stock)*	15,300	469,863
Multiplan Corp.*(a)	83,400	457,866
NextGen Healthcare, Inc.*	97,900	1,707,376
Sophia Genetics SA (Switzerland)*(a)	13,760	49,811
Teladoc Health, Inc.*	1,652	54,863
Veeva Systems, Inc. (Class A Stock)*	9,600	1,901,184

		5,795,141

Hotels, Restaurants & Leisure — 1.1%
888 Holdings PLC (United Kingdom)	574,541	1,173,532
Accel Entertainment, Inc.*(a)	48,000	509,760
Airbnb, Inc. (Class A Stock)*	69,381	6,180,460
Aramark	2,530	77,494
Aristocrat Leisure Ltd. (Australia)	121,914	2,883,957
Bally’s Corp.*	7,166	141,744
Biglari Holdings, Inc. (Class B Stock)*	2,640	323,928
Bloomin’ Brands, Inc.	58,172	966,819
Bluegreen Vacations Holding Corp.	3,800	94,848
Booking Holdings, Inc.*	1,200	2,098,788
Boyd Gaming Corp.	705	35,074
Caesars Entertainment, Inc.*	845	32,364
Carnival Corp.*	9,425	81,526
Chipotle Mexican Grill, Inc.*	5,612	7,336,343
Churchill Downs, Inc.	19,200	3,677,376
Chuy’s Holdings, Inc.*(a)	17,200	342,624
Compass Group PLC (United Kingdom)	696,861	14,247,421
Darden Restaurants, Inc.	443	50,112
Dave & Buster’s Entertainment, Inc.*	96,900	3,176,382
Domino’s Pizza, Inc.	125	48,714
Evolution AB (Sweden), 144A	92,293	8,375,707
First Watch Restaurant Group, Inc.*	8,500	122,570
Golden Entertainment, Inc.*	16,500	652,575
Greggs PLC (United Kingdom)	72,571	1,604,540
Hilton Grand Vacations, Inc.*(a)	24,600	878,958
Hilton Worldwide Holdings, Inc.	105,054	11,707,218
Hyatt Hotels Corp. (Class A Stock)*	585	43,237
InterContinental Hotels Group PLC (United Kingdom)	12,919	685,813
Jollibee Foods Corp. (Philippines)	3,500	12,969
Kura Sushi USA, Inc. (Class A Stock)*	11,200	554,736
La Francaise des Jeux SAEM (France), 144A.	9,612	333,240
Las Vegas Sands Corp.*	46,465	1,560,759
Life Time Group Holdings, Inc.*(a)	8,300	106,904
MakeMyTrip Ltd. (India)*(a)	51,012	1,309,988
Marriott International, Inc. (Class A Stock)	180,983	24,615,498
Marriott Vacations Worldwide Corp.	450	52,290
McDonald’s Corp.	86,593	21,378,080
McDonald’s Holdings Co. Japan Ltd. (Japan)	42,000	1,528,986
MGM Resorts International	4,120	119,274
Minor International PCL (Thailand)*	947,433	911,769

SEE NOTES TO FINANCIAL STATEMENTS.
A318

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Norwegian Cruise Line Holdings Ltd.*	4,035	$44,869
OPAP SA (Greece)	242,183	3,480,570
Penn National Gaming, Inc.*(a)	126,117	3,836,479
Planet Fitness, Inc. (Class A Stock)*	285	19,383
RCI Hospitality Holdings, Inc.	14,700	710,892
Red Rock Resorts, Inc. (Class A Stock)(a)	10,700	356,952
Resorttrust, Inc. (Japan)	17,600	287,959
Round One Corp. (Japan)	8,800	98,797
Royal Caribbean Cruises Ltd.*	2,395	83,609
Rush Street Interactive, Inc.*	18,202	85,003
Six Flags Entertainment Corp.*	520	11,284
Skylark Holdings Co. Ltd. (Japan)*	18,000	210,588
Sodexo SA (France)	8,532	600,747
Starbucks Corp.	40,930	3,126,643
Texas Roadhouse, Inc.	19,400	1,420,080
Travel + Leisure Co.	310	12,034
Whitbread PLC (United Kingdom)	16,511	498,245
Wyndham Hotels & Resorts, Inc.	400	26,288
Wynn Resorts Ltd.*	885	50,427
Yoshinoya Holdings Co. Ltd. (Japan)	62,500	1,148,322
Yum China Holdings, Inc. (China)	270	13,095
Yum! Brands, Inc.	2,885	327,476
Zensho Holdings Co. Ltd. (Japan)	6,500	155,957

		136,640,076

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	191,962	1,067,593
Beazer Homes USA, Inc.*	19,300	232,951
Bellway PLC (United Kingdom)	66,445	1,740,322
Berkeley Group Holdings PLC (United Kingdom)*	69,217	3,130,761
Cavco Industries, Inc.*	4,300	842,757
Century Communities, Inc.	10,225	459,818
D.R. Horton, Inc.	1,890	125,099
Garmin Ltd.	1,651	162,211
Leggett & Platt, Inc.	1,450	50,141
Lennar Corp. (Class A Stock)	136,006	9,597,943
Lennar Corp. (Class B Stock)	210	12,329
M/I Homes, Inc.*	5,000	198,300
MDC Holdings, Inc.	3,600	116,316
Meritage Homes Corp.*	12,300	891,750
Mohawk Industries, Inc.*	595	73,834
Newell Brands, Inc.	4,155	79,111
NVR, Inc.*	11	44,046
Open House Group Co. Ltd. (Japan)	7,200	286,031
Persimmon PLC (United Kingdom)	39,857	902,913
PulteGroup, Inc.	1,915	75,891
Redrow PLC (United Kingdom)	299,550	1,785,339
Tamron Co. Ltd. (Japan)	26,100	483,026
Taylor Morrison Home Corp.*(a)	149,500	3,492,320
Taylor Wimpey PLC (United Kingdom)	2,005,740	2,853,268
Tempur Sealy International, Inc.	1,545	33,017
Toll Brothers, Inc.	276,409	12,327,841
TopBuild Corp.*	80	13,373
Tri Pointe Homes, Inc.*	123,700	2,086,819
Vistry Group PLC (United Kingdom)	25,091	255,030

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Whirlpool Corp.	625	$96,794

		43,516,944

Household Products — 0.5%
Central Garden & Pet Co. (Class A Stock)*	10,400	416,104
Church & Dwight Co., Inc.	1,540	142,696
Clorox Co. (The)	253	35,668
Colgate-Palmolive Co.	3,640	291,710
Essity AB (Sweden) (Class B Stock)	37,433	976,677
Henkel AG & Co. KGaA (Germany)	9,447	578,467
Kimberly-Clark Corp.	86,476	11,687,231
Procter & Gamble Co. (The)	312,540	44,940,127
Reynolds Consumer Products, Inc.	595	16,226
Spectrum Brands Holdings, Inc.	435	35,679
Unilever Indonesia Tbk PT (Indonesia)	49,400	15,833

		59,136,418

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	255,110	5,359,861
Brookfield Renewable Corp. (Class A Stock)	1,205	42,910
Clearway Energy, Inc. (Class A Stock)	6,900	220,593
Clearway Energy, Inc. (Class C Stock)(a)	31,300	1,090,492
Colbun SA (Chile)	1,175,895	81,383
Engie Brasil Energia SA (Brazil)	74,200	584,135
NextEra Energy Partners LP(a)	8,416	624,131
NTPC Ltd. (India)	35,445	64,290
Ormat Technologies, Inc.(a)	14,100	1,104,735
Vistra Corp.	319,830	7,308,115

		16,480,645

Industrial Conglomerates — 0.4%
3M Co.	6,315	817,224
Bidvest Group Ltd. (The) (South Africa)	2,040	26,363
CITIC Ltd. (China)	271,000	274,319
CJ Corp. (South Korea)	1,944	116,371
CK Hutchison Holdings Ltd. (United Kingdom)	338,000	2,309,494
DCC PLC (United Kingdom)	9,140	568,626
General Electric Co.	11,792	750,797
GS Holdings Corp. (South Korea)	18,522	596,703
Honeywell International, Inc.	97,464	16,940,218
Industries Qatar QSC (Qatar)	1,110,050	4,860,664
Jardine Matheson Holdings Ltd. (Hong Kong)	94,200	4,947,031
KOC Holding A/S (Turkey)	471,897	1,039,014
LG Corp. (South Korea)	1,759	105,728
Nisshinbo Holdings, Inc. (Japan)	284,100	2,134,433
Samsung C&T Corp. (South Korea)	610	57,854
SK, Inc. (South Korea)	296	48,957
Smiths Group PLC (United Kingdom)	31,185	530,936
Toshiba Corp. (Japan)	202,400	8,222,628
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	687,414	889,166

		45,236,526

SEE NOTES TO FINANCIAL STATEMENTS.
A319

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance — 1.6%
Aegon NV (Netherlands)	266,974	$1,157,275
Aflac, Inc.	7,195	398,099
Ageas SA/NV (Belgium)	28,927	1,271,119
AIA Group Ltd. (Hong Kong)	42,200	458,228
Alleghany Corp.*	4,914	4,093,853
Allstate Corp. (The)	3,123	395,778
American Financial Group, Inc.	60,603	8,412,302
American International Group, Inc.	318,955	16,308,169
Aon PLC (Class A Stock)	185	49,891
Arch Capital Group Ltd.*	100,125	4,554,686
Argo Group International Holdings Ltd.(a)	29,800	1,098,428
Arthur J. Gallagher & Co.	2,148	350,210
ASR Nederland NV (Netherlands)	138,847	5,626,019
Assicurazioni Generali SpA (Italy)	37,608	600,800
Assurant, Inc.	670	115,810
Assured Guaranty Ltd.	890	49,653
AXA SA (France)	81,422	1,859,710
Axis Capital Holdings Ltd.	100,927	5,761,922
BB Seguridade Participacoes SA (Brazil)	5,400	26,827
Brighthouse Financial, Inc.*	1,055	43,276
Brown & Brown, Inc.	2,565	149,642
China Life Insurance Co. Ltd. (China) (Class H Stock)	42,000	73,062
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	19,600	47,954
China Taiping Insurance Holdings Co. Ltd. (China)	12,000	14,834
Chubb Ltd.	158,384	31,135,127
Cincinnati Financial Corp.	1,709	203,337
CNA Financial Corp.	500	22,450
Dai-ichi Life Holdings, Inc. (Japan)	521,600	9,534,849
DB Insurance Co. Ltd. (South Korea)	21,289	1,003,349
eHealth, Inc.*	12,600	117,558
Employers Holdings, Inc.	6,100	255,529
Enstar Group Ltd.*	7,600	1,626,248
Erie Indemnity Co. (Class A Stock)	127	24,408
Everest Re Group Ltd.	360	100,901
Fidelity National Financial, Inc.	3,215	118,826
First American Financial Corp.	1,330	70,384
Fubon Financial Holding Co. Ltd. (Taiwan)	41,762	83,902
Globe Life, Inc.	1,185	115,502
GoHealth, Inc. (Class A Stock)*	13,235	7,913
Hanover Insurance Group, Inc. (The)	445	65,081
Hartford Financial Services Group, Inc. (The)	3,780	247,325
James River Group Holdings Ltd.	4,954	122,760
Japan Post Holdings Co. Ltd. (Japan)	774,600	5,518,815
Just Group PLC (United Kingdom)	514,639	449,812
Kemper Corp.	840	40,236
Kinsale Capital Group, Inc.	10,500	2,411,220
Lemonade, Inc.*	650	11,869
Lincoln National Corp.	65,045	3,042,155
Loews Corp.	2,430	144,002
Markel Corp.*	126	162,950
Marsh & McLennan Cos., Inc.	91,195	14,158,024
Medibank Private Ltd. (Australia)	196,380	440,344

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Mercury General Corp.	295	$13,069
Meritz Fire & Marine Insurance Co. Ltd. (South Korea)	23,056	591,121
MetLife, Inc.	297,367	18,671,674
MS&AD Insurance Group Holdings, Inc. (Japan)	264,700	8,087,992
New China Life Insurance Co. Ltd. (China) (Class H Stock)	33,400	93,835
NN Group NV (Netherlands)	205,435	9,333,861
Old Mutual Ltd. (South Africa)	81,843	55,459
Old Republic International Corp.	3,445	77,030
Palomar Holdings, Inc.*	4,700	302,680
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	62,000	18,975
Phoenix Group Holdings PLC (United Kingdom)	81,508	587,534
Phoenix Holdings Ltd. (The) (Israel)	20,466	202,333
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	138,000	143,443
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	35,500	240,869
Poste Italiane SpA (Italy), 144A	526,317	4,925,826
Powszechny Zaklad Ubezpieczen SA (Poland)	22,321	149,893
Primerica, Inc.	498	59,606
Principal Financial Group, Inc.	2,950	197,030
Progressive Corp. (The)	965	112,201
Reinsurance Group of America, Inc.	48,701	5,712,140
RenaissanceRe Holdings Ltd. (Bermuda)	33,811	5,287,026
Ryan Specialty Holdings, Inc. (Class A Stock)*(a)	58,346	2,286,580
Sampo OYJ (Finland) (Class A Stock)	42,880	1,867,030
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	222	34,459
SiriusPoint Ltd. (Bermuda)*	64,700	350,674
Sompo Holdings, Inc. (Japan)	117,300	5,142,990
Stewart Information Services Corp.	20,700	1,029,825
Suncorp Group Ltd. (Australia)	91,785	695,062
Tokio Marine Holdings, Inc. (Japan)	51,200	3,007,528
Travelers Cos., Inc. (The)	2,679	453,099
Unipol Gruppo SpA (Italy)	183,322	835,211
United Fire Group, Inc.	12,600	431,298
Unum Group	2,480	84,370
W.R. Berkley Corp.	15,137	1,033,252
White Mountains Insurance Group Ltd.	39	48,599
Willis Towers Watson PLC	1,305	257,594
Zurich Insurance Group AG (Switzerland)	10,915	4,742,118

		201,315,709

Interactive Media & Services — 1.9%
Alphabet, Inc. (Class A Stock)*	48,978	106,735,796
Alphabet, Inc. (Class C Stock)*	31,872	69,718,406
Baidu, Inc. (China), ADR*	1,800	267,714
Cars.com, Inc.*	47,900	451,697
Eventbrite, Inc. (Class A Stock)*(a)	47,100	483,717
IAC/InterActiveCorp*	835	63,435
Info Edge India Ltd. (India)	552	26,369

SEE NOTES TO FINANCIAL STATEMENTS.
A320

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
JOYY, Inc. (China), ADR(a)	300	$8,958
Kanzhun Ltd. (China), ADR*(a)	74,395	1,955,101
Match Group, Inc.*	95	6,620
Meta Platforms, Inc. (Class A Stock)*	323,599	52,180,339
Outbrain, Inc.*(a)	52,400	263,572
Pinterest, Inc. (Class A Stock)*	4,685	85,080
QuinStreet, Inc.*	16,400	164,984
Snap, Inc. (Class A Stock)*	116,832	1,534,004
Tencent Holdings Ltd. (China)	31,200	1,399,970
TripAdvisor, Inc.*	620	11,036
Twitter, Inc.*	925	34,586
Vimeo, Inc.*	135	813
ZoomInfo Technologies, Inc.*(a)	54,154	1,800,079

		237,192,276

Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd. (China)*	86,456	1,231,146
Amazon.com, Inc.*	1,040,720	110,534,871
Coupang, Inc. (South Korea)*(a)	78,808	1,004,802
DoorDash, Inc. (Class A Stock)*	210	13,476
Duluth Holdings, Inc. (Class B Stock)*(a)	105,100	1,002,654
eBay, Inc.	206,485	8,604,230
JD.com, Inc. (China), ADR(a)	18,774	1,205,666
Liquidity Services, Inc.*	40,800	548,352
Meituan (China) (Class B Stock), 144A*	13,100	327,962
MercadoLibre, Inc. (Brazil)*	13,129	8,361,466
Pinduoduo, Inc. (China), ADR*	24,307	1,502,173
Qurate Retail, Inc. (Class A Stock)	3,490	10,017
Revolve Group, Inc.*(a)	13,700	354,967
Wayfair, Inc. (Class A Stock)*	413	17,990

		134,719,772

IT Services — 2.2%
Accenture PLC (Class A Stock)	89,025	24,717,791
Adyen NV (Netherlands), 144A*	13,417	19,522,948
Affirm Holdings, Inc.*	1,415	25,555
Akamai Technologies, Inc.*	1,753	160,101
Alten SA (France)	1,897	206,045
Amdocs Ltd.	1,340	111,635
Automatic Data Processing, Inc.	90,467	19,001,689
Block, Inc.*	5,630	346,020
Bread Financial Holdings, Inc.	191	7,078
Broadridge Financial Solutions, Inc.	110	15,680
Capgemini SE (France)	60,937	10,424,895
Cloudflare, Inc. (Class A Stock)*	170	7,437
Cognizant Technology Solutions Corp. (Class A Stock)	39,155	2,642,571
Computacenter PLC (United Kingdom)	71,658	2,052,468
Computershare Ltd. (Australia)	47,169	800,866
Concentrix Corp.(a)	6,858	930,219
Data#3 Ltd. (Australia)	125,808	404,645
Dlocal Ltd. (Uruguay)*(a)	75,072	1,970,640
DXC Technology Co.*	2,660	80,625
Euronet Worldwide, Inc.*	6,174	621,043
Evo Payments, Inc. (Class A Stock)*	55,871	1,314,086
Fastly, Inc. (Class A Stock)*	620	7,198

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.	6,718	$615,839
Fiserv, Inc.*	41,994	3,736,206
FleetCor Technologies, Inc.*	8,285	1,740,761
Fujitsu Ltd. (Japan)	63,200	7,878,385
Gartner, Inc.*	32,522	7,864,795
Genpact Ltd.	1,140	48,290
Global Payments, Inc.	3,086	341,435
Globant SA*	16,547	2,879,178
GMO Payment Gateway, Inc. (Japan)	8,682	611,696
GoDaddy, Inc. (Class A Stock)*	41,545	2,889,870
Hackett Group, Inc. (The)	38,900	737,933
HCL Technologies Ltd. (India)	181,206	2,238,162
Indra Sistemas SA (Spain)*	50,980	486,998
Infosys Ltd. (India)	54,446	1,010,006
International Business Machines Corp.	42,977	6,067,923
International Money Express, Inc.*	42,600	872,022
Itochu Techno-Solutions Corp. (Japan)	26,600	650,675
Jack Henry & Associates, Inc.	25,442	4,580,069
Kyndryl Holdings, Inc.*	2,450	23,961
Larsen & Toubro Infotech Ltd. (India), 144A	9,835	496,802
Mastercard, Inc. (Class A Stock)	161,551	50,966,109
Mindtree Ltd. (India)	1,150	42,131
Mphasis Ltd. (India)	30,942	901,867
NEC Corp. (Japan)	16,400	635,634
Nomura Research Institute Ltd. (Japan)	22,100	586,847
NSD Co. Ltd. (Japan)	43,500	757,264
NTT Data Corp. (Japan)	123,500	1,708,795
Okta, Inc.*	1,075	97,180
Otsuka Corp. (Japan)	21,400	633,359
Paychex, Inc.	64	7,288
PayPal Holdings, Inc.*	8,700	607,608
Paysafe Ltd.*	3,300	6,435
Perficient, Inc.*	2,600	238,394
Reply SpA (Italy)	16,336	1,977,517
SCSK Corp. (Japan)	42,000	708,822
Shift4 Payments, Inc. (Class A Stock)*(a)	12,864	425,284
Snowflake, Inc. (Class A Stock)*	29,043	4,038,720
Softcat PLC (United Kingdom)	12,000	193,168
SolarWinds Corp.	473	4,848
Sopra Steria Group SACA (France)	1,085	161,870
SS&C Technologies Holdings, Inc.	79,145	4,595,950
StoneCo Ltd. (Brazil) (Class A Stock)*	205	1,579
Switch, Inc. (Class A Stock)	305	10,217
Tata Consultancy Services Ltd. (India)	36,193	1,499,882
Tech Mahindra Ltd. (India)	49,725	630,959
TELUS International CDA, Inc. (Philippines)*(a)	20,768	520,654
Thoughtworks Holding, Inc.*	305	4,304
TIS, Inc. (Japan)	26,900	703,284
Transcosmos, Inc. (Japan)	71,700	1,841,097
TTEC Holdings, Inc.	13,200	896,148
Twilio, Inc. (Class A Stock)*	1,307	109,540
Uchida Yoko Co. Ltd. (Japan)	12,400	457,916
VeriSign, Inc.*	5,206	871,120
Visa, Inc. (Class A Stock)(a)	327,520	64,485,413
Western Union Co. (The)	3,225	53,116

SEE NOTES TO FINANCIAL STATEMENTS.
A321

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
WEX, Inc.*	5,671	$882,181
Wipro Ltd. (India)	47,244	249,960

		273,654,701

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	19,800	1,396,392
Brunswick Corp.	12,137	793,517
Hasbro, Inc.	1,395	114,222
MasterCraft Boat Holdings, Inc.*	30,500	642,025
Mattel, Inc.*	1,690	37,738
Peloton Interactive, Inc. (Class A Stock)*	2,590	23,776
Polaris, Inc.(a)	214	21,246
Sankyo Co. Ltd. (Japan)	9,600	290,889
Sega Sammy Holdings, Inc. (Japan)	12,600	201,542
Smith & Wesson Brands, Inc.(a)	21,900	287,547

		3,808,894

Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp.*	160	1,294
Agilent Technologies, Inc.	335	39,788
Avantor, Inc.*	245	7,620
Azenta, Inc.	725	52,272
Bio-Rad Laboratories, Inc. (Class A Stock)*	231	114,345
Charles River Laboratories International, Inc.*	3,230	691,123
Danaher Corp.	156,090	39,571,937
Divi’s Laboratories Ltd. (India)	5,857	269,775
Eurofins Scientific SE (Luxembourg)	82,859	6,528,848
ICON PLC (Ireland)*	16,481	3,571,433
Illumina, Inc.*	1,720	317,099
IQVIA Holdings, Inc.*	36,361	7,889,973
Lonza Group AG (Switzerland)	9,283	4,944,337
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	301,500	8,565,615
Medpace Holdings, Inc.*	3,700	553,779
PerkinElmer, Inc.	1,371	194,984
QIAGEN NV*	2,475	116,820
Repligen Corp.*	135	21,924
Syneos Health, Inc.*	965	69,171
Thermo Fisher Scientific, Inc.	33,557	18,230,847
Waters Corp.*	43	14,232
Wuxi Biologics Cayman, Inc. (China), 144A*	454,296	4,163,889

		95,931,105

Machinery — 0.9%
Aalberts NV (Netherlands)	7,188	280,659
AGCO Corp.	19,814	1,955,642
Allison Transmission Holdings, Inc.	305	11,727
Altra Industrial Motion Corp.	94,300	3,324,075
Amada Co. Ltd. (Japan)	139,300	1,024,819
ANDRITZ AG (Austria)	63,451	2,548,782
Ashok Leyland Ltd. (India)	307,295	577,439
Atlas Copco AB (Sweden) (Class A Stock)	216,716	2,026,942

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Atlas Copco AB (Sweden) (Class B Stock)	145,433	$1,218,354
Bucher Industries AG (Switzerland)	3,264	1,134,576
Caterpillar, Inc.	54,509	9,744,029
Chart Industries, Inc.*(a)	600	100,428
CNH Industrial NV (United Kingdom)	59,600	690,729
Crane Holdings Co.	535	46,845
Cummins, Inc.	10,465	2,025,291
Daimler Truck Holding AG (Germany)*	33,250	868,689
Deere & Co.	12,684	3,798,478
DMG Mori Co. Ltd. (Japan)	7,600	93,913
Donaldson Co., Inc.	1,180	56,805
Dover Corp.	1,565	189,866
Ebara Corp. (Japan)	26,000	971,082
Energy Recovery, Inc.*(a)	12,988	252,227
Enerpac Tool Group Corp.(a)	23,901	454,597
Epiroc AB (Sweden) (Class B Stock)	36,845	498,321
Esab Corp.(a)	21,251	929,731
Flowserve Corp.	1,420	40,655
Fortive Corp.	71,461	3,886,049
Gates Industrial Corp. PLC*	41,192	445,286
Graco, Inc.	695	41,290
Hillenbrand, Inc.	88,200	3,612,672
Hydrofarm Holdings Group, Inc.*	24,100	83,868
IDEX Corp.	766	139,129
IHI Corp. (Japan)	124,000	3,321,647
Illinois Tool Works, Inc.	352	64,152
Ingersoll Rand, Inc.	108,165	4,551,583
ITT, Inc.	940	63,206
Japan Steel Works Ltd. (The) (Japan)	23,000	499,132
Kawasaki Heavy Industries Ltd. (Japan)	9,600	179,869
Keda Industrial Group Co. Ltd. (China)	22,500	69,413
Komatsu Ltd. (Japan)	70,900	1,570,797
LK Technology Holdings Ltd. (Hong Kong)(a)	1,130,000	2,165,424
Makino Milling Machine Co. Ltd. (Japan)	7,700	239,150
Middleby Corp. (The)*	509	63,808
MISUMI Group, Inc. (Japan)	102,000	2,172,102
Mueller Industries, Inc.	84,900	4,524,321
NGK Insulators Ltd. (Japan)	193,400	2,601,963
Nordson Corp.	8,748	1,770,945
Obara Group, Inc. (Japan)	19,500	414,931
Oshkosh Corp.	721	59,223
Otis Worldwide Corp.	66,031	4,666,411
PACCAR, Inc.	112,420	9,256,663
Parker-Hannifin Corp.	37,768	9,292,816
Pentair PLC	1,805	82,615
REV Group, Inc.	15,200	165,224
Schindler Holding AG (Switzerland)	2,524	453,508
SFS Group AG (Switzerland)	1,805	182,491
Shyft Group, Inc. (The)	33,100	615,329
Snap-on, Inc.	573	112,898
Standex International Corp.	16,100	1,364,958
Stanley Black & Decker, Inc.	1,760	184,554
Sumitomo Heavy Industries Ltd. (Japan)	19,800	438,910

SEE NOTES TO FINANCIAL STATEMENTS.
A322

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
Techtronic Industries Co. Ltd. (Hong Kong)	145,911	$1,523,575
Terex Corp.	17,800	487,186
THK Co. Ltd. (Japan)	9,000	168,877
Timken Co. (The)	700	37,135
Titan International, Inc.*(a)	61,600	930,160
Toro Co. (The)	76	5,760
Trinity Industries, Inc.(a)	47,326	1,146,236
Tsugami Corp. (Japan)	207,500	1,719,491
VAT Group AG (Switzerland), 144A	5,090	1,208,965
Volvo AB (Sweden) (Class A Stock)	24,006	386,526
Volvo AB (Sweden) (Class B Stock)	109,594	1,702,462
Westinghouse Air Brake Technologies Corp.	46,413	3,809,579
Xylem, Inc.	1,624	126,964
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)	20,800	11,121

		107,485,075

Marine — 0.3%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	338	782,458
AP Moller - Maersk A/S (Denmark) (Class B Stock)	6,346	14,853,063
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	204,950	281,535
D/S Norden A/S (Denmark)	93,633	3,247,495
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	264,000	752,629
Kirby Corp.*	5,283	321,418
Kuehne + Nagel International AG (Switzerland)	30,321	7,162,248
Matson, Inc.	13,600	991,168
Orient Overseas International Ltd. (Hong Kong)	1,000	26,562
Pacific Basin Shipping Ltd. (Hong Kong)	3,042,000	1,165,829
SITC International Holdings Co. Ltd. (China)	1,396,000	3,955,042
Wan Hai Lines Ltd. (Taiwan)	155,400	625,005
Yang Ming Marine Transport Corp. (Taiwan)	183,000	510,203
ZIM Integrated Shipping Services Ltd. (Israel)	74,500	3,518,635

		38,193,290

Media — 0.4%
Advantage Solutions, Inc.*	80,800	307,040
Altice USA, Inc. (Class A Stock)*	1,175	10,869
Cable One, Inc.	28	36,101
Cardlytics, Inc.*	5,667	126,431
Charter Communications, Inc. (Class A Stock)*	22	10,308
Cheil Worldwide, Inc. (South Korea)	15,606	285,357
Comcast Corp. (Class A Stock)	492,245	19,315,694
CyberAgent, Inc. (Japan)	54,500	541,558
Cyfrowy Polsat SA (Poland)	129,206	613,539
Dentsu Group, Inc. (Japan)	18,400	551,476

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
DISH Network Corp. (Class A Stock)*	2,715	$48,680
Entravision Communications Corp. (Class A Stock)	82,700	377,112
Fox Corp. (Class A Stock)(a)	59,100	1,900,656
Fox Corp. (Class B Stock)	1,620	48,114
Gray Television, Inc.	51,100	863,079
Interpublic Group of Cos., Inc. (The)	4,280	117,828
Liberty Broadband Corp. (Class A Stock)*	210	23,845
Liberty Broadband Corp. (Class C Stock)*	849	98,178
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	860	30,994
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	1,505	54,255
Loyalty Ventures, Inc.*	270	964
MFE-MediaForEurope NV (Italy) (Class B Stock)(a)	851,058	601,407
New York Times Co. (The) (Class A Stock)	1,800	50,220
News Corp. (Class A Stock)	4,255	66,293
News Corp. (Class B Stock)	1,320	20,975
Nexstar Media Group, Inc. (Class A Stock)	394	64,175
Nine Entertainment Co. Holdings Ltd. (Australia)	135,877	170,477
Omnicom Group, Inc.	2,260	143,759
Paramount Global (Class A Stock)	80	2,181
Paramount Global (Class B Stock)	6,365	157,088
ProSiebenSat.1 Media SE (Germany)	11,724	108,738
Publicis Groupe SA (France)	151,661	7,424,393
SES SA (Luxembourg)	33,166	290,223
Sirius XM Holdings, Inc.(a)	9,505	58,266
TEGNA, Inc.	7,500	157,275
WPP PLC (United Kingdom)	944,942	9,525,190

		44,202,738

Metals & Mining — 0.9%
Acerinox SA (Spain)	24,839	240,712
African Rainbow Minerals Ltd. (South Africa)	55,022	728,904
Alcoa Corp.	2,010	91,616
Alrosa PJSC (Russia)^	575,990	1
Aluminum Corp. of China Ltd. (China) (Class H Stock)	22,000	8,440
Anglo American Platinum Ltd. (South Africa)	224	19,687
Anglo American PLC (South Africa)	166,155	5,942,829
Antofagasta PLC (Chile)	36,274	509,338
ArcelorMittal SA (Luxembourg)	406,775	9,165,749
Aurubis AG (Germany)	40,399	2,744,434
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	9,600	8,617
BHP Group Ltd. (Australia)	408,502	11,593,790
BlueScope Steel Ltd. (Australia)	811,222	8,846,865
Carpenter Technology Corp.	14,600	407,486
China Hongqiao Group Ltd. (China)	15,500	17,596
Cia Siderurgica Nacional SA (Brazil)	204,400	601,860
Cleveland-Cliffs, Inc.*(a)	5,650	86,841

SEE NOTES TO FINANCIAL STATEMENTS.
A323

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Coronado Global Resources, Inc. (Australia), CDI, 144A	1,851,070	$2,118,773
E-Commodities Holdings Ltd. (China)	318,000	95,281
Eramet SA (France)	921	96,183
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	576,847	939,170
ERO Copper Corp. (Brazil)*	22,003	185,808
Fortescue Metals Group Ltd. (Australia).	658,969	7,943,941
Freeport-McMoRan, Inc.	438,535	12,831,534
Glencore PLC (Australia)*	840,702	4,549,412
Hindalco Industries Ltd. (India)	52,019	224,271
Hyundai Steel Co. (South Korea)	675	16,788
Impala Platinum Holdings Ltd. (South Africa)	39,004	436,793
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	8,000	10,949
KGHM Polska Miedz SA (Poland)	918	24,469
Kumba Iron Ore Ltd. (South Africa)	25,737	834,051
Mineral Resources Ltd. (Australia)	27,422	910,808
Mitsui Mining & Smelting Co. Ltd. (Japan)	33,000	768,497
MMC Norilsk Nickel PJSC (Russia)^	8,156	—
MMG Ltd. (China)*	36,000	13,382
MP Materials Corp.*(a)	26,300	843,704
Newmont Corp.	8,875	529,571
Norsk Hydro ASA (Norway)	28,256	158,799
Northam Platinum Holdings Ltd. (South Africa)*	59,459	629,298
Novolipetsk Steel PJSC (Russia)^	2,758,930	5
Nucor Corp.	10,270	1,072,291
Outokumpu OYJ (Finland)	59,312	245,450
Perseus Mining Ltd. (Australia)	528,791	575,692
POSCO Holdings, Inc. (South Korea)	537	95,475
Reliance Steel & Aluminum Co.	7,773	1,320,322
Rio Tinto Ltd. (Australia)	59,809	4,244,133
Rio Tinto PLC (Australia)	137,911	8,258,112
Royal Gold, Inc.	718	76,668
Ryerson Holding Corp.	60,000	1,277,400
Schnitzer Steel Industries, Inc. (Class A Stock)	11,500	377,660
Severstal PAO (Russia)^	337,573	1
Shanxi Taigang Stainless Steel Co. Ltd. (China) (Class A Stock)	82,000	66,621
Sibanye Stillwater Ltd. (South Africa)	253,110	633,248
South32 Ltd. (Australia)	320,667	870,573
Southern Copper Corp. (Peru)	775	38,603
SSAB AB (Sweden) (Class A Stock)	879,619	3,848,893
SSAB AB (Sweden) (Class B Stock)	68,815	285,008
SSR Mining, Inc. (Canada)	2,235	37,325
Steel Dynamics, Inc.	103,170	6,824,695
Tata Steel Ltd. (India)	27,150	299,168
TimkenSteel Corp.*(a)	130,000	2,432,300
Tokyo Steel Manufacturing Co. Ltd. (Japan)	17,600	193,922
UACJ Corp. (Japan)	33,200	505,667
United States Steel Corp.(a)	36,825	659,536
Vale SA (Brazil)	410,664	6,012,301
Vedanta Ltd. (India)	67,674	190,619

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	26,000	$31,673

		115,649,608

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	5,725	63,376
Annaly Capital Management, Inc.	16,480	97,397
Granite Point Mortgage Trust, Inc.	21,400	204,798
Ladder Capital Corp.(a)	116,796	1,231,030
New Residential Investment Corp.	4,725	44,037
Redwood Trust, Inc.(a)	38,700	298,377
Starwood Property Trust, Inc.(a)	25,078	523,879
TPG RE Finance Trust, Inc.	72,600	654,126

		3,117,020

Multiline Retail — 0.2%
Central Retail Corp. PCL (Thailand)	13,600	13,502
Dollar General Corp.	50,740	12,453,626
Dollar Tree, Inc.*	6,199	966,114
Europris ASA (Norway), 144A	50,385	235,467
Kohl’s Corp.	1,510	53,892
Macy’s, Inc.(a)	287,205	5,261,596
Next PLC (United Kingdom)	8,456	603,533
Nordstrom, Inc.	230	4,860
Ollie’s Bargain Outlet Holdings, Inc.*	685	40,244
Target Corp.	45,263	6,392,493
Woolworths Holdings Ltd. (South Africa)	83,199	277,564

		26,302,891

Multi-Utilities — 0.5%
A2A SpA (Italy)	114,710	145,825
AGL Energy Ltd. (Australia)	53,808	306,947
Ameren Corp.	56,614	5,115,641
Black Hills Corp.	1,600	116,432
CenterPoint Energy, Inc.	184,814	5,466,798
Centrica PLC (United Kingdom)*	541,728	527,407
CMS Energy Corp.	25,308	1,708,290
Consolidated Edison, Inc.	3,960	376,596
Dominion Energy, Inc.	135,962	10,851,127
DTE Energy Co.	36,937	4,681,765
E.ON SE (Germany)	1,108,731	9,320,495
Engie SA (France)	634,532	7,308,967
Hera SpA (Italy)	81,992	237,348
Iren SpA (Italy)	434,730	951,652
NiSource, Inc.	4,485	132,263
Public Service Enterprise Group, Inc.	5,505	348,356
Sempra Energy	108,593	16,318,270
Unitil Corp.	2,500	146,800
WEC Energy Group, Inc.	3,520	354,253

		64,415,232

Oil, Gas & Consumable Fuels — 2.6%
Adaro Energy Indonesia Tbk PT (Indonesia)	5,091,600	974,811
Aker BP ASA (Norway), SDR*	15,315	531,851
Antero Midstream Corp.	3,650	33,033
Antero Resources Corp.*	895	27,432

SEE NOTES TO FINANCIAL STATEMENTS.
A324

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
APA Corp.	3,955	$138,030
Berry Corp.	48,300	368,046
BP PLC (United Kingdom)	1,584,880	7,470,801
BW LPG Ltd. (Singapore), 144A	1,207,277	8,933,369
California Resources Corp.	21,400	823,900
Canadian Natural Resources Ltd. (Canada)	11,100	596,478
Centennial Resource Development, Inc. (Class A Stock)*(a)	80,800	483,184
Cheniere Energy, Inc.	95,340	12,683,080
Chesapeake Energy Corp.	1,325	107,458
Chevron Corp.	392,342	56,803,275
China Petroleum & Chemical Corp. (China) (Class H Stock)	178,000	79,921
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	113,000	324,968
Civitas Resources, Inc.(a)	19,300	1,009,197
ConocoPhillips	356,177	31,988,256
CONSOL Energy, Inc.*	174,400	8,611,872
Continental Resources, Inc.	285	18,625
Coterra Energy, Inc.	7,300	188,267
Devon Energy Corp.	15,190	837,121
Diamondback Energy, Inc.	92,594	11,217,763
DT Midstream, Inc.	1,054	51,667
Earthstone Energy, Inc. (Class A Stock)*(a)	6,100	83,265
Ecopetrol SA (Colombia)	37,008	20,129
ENEOS Holdings, Inc. (Japan)	189,300	714,509
Eni SpA (Italy)	256,340	3,049,728
EOG Resources, Inc.	1,880	207,627
EQT Corp.	3,895	133,988
Equinor ASA (Norway)	337,340	11,771,982
Exxon Mobil Corp.	412,972	35,366,922
Galp Energia SGPS SA (Portugal)	52,393	612,351
Guanghui Energy Co. Ltd. (China) (Class A Stock)	45,600	71,760
Hess Corp.	58,823	6,231,709
HF Sinclair Corp.	1,635	73,837
Imperial Oil Ltd. (Canada)	15,700	740,115
Inpex Corp. (Japan)	253,100	2,731,069
Kinder Morgan, Inc.	21,810	365,536
LUKOIL PJSC (Russia)^	3,043	—
Lundin Energy AB (Sweden)(a)	16,104	10,931
Marathon Oil Corp.	8,455	190,068
Marathon Petroleum Corp.	119,705	9,840,948
Matador Resources Co.(a)	63,800	2,972,442
MOL Hungarian Oil & Gas PLC (Hungary)	3,040	23,468
Murphy Oil Corp.(a)	268,400	8,102,996
New Fortress Energy, Inc.(a)	63,400	2,508,738
New Hope Corp. Ltd. (Australia)	43,500	104,072
Oasis Petroleum, Inc.	15,817	1,924,138
Occidental Petroleum Corp.	1,810	106,573
Oil & Natural Gas Corp. Ltd. (India)	18,725	36,009
OMV AG (Austria)	140,302	6,596,814
ONEOK, Inc.	4,645	257,798
Ovintiv, Inc.	45,550	2,012,854
PDC Energy, Inc.	23,363	1,439,394

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
PetroChina Co. Ltd. (China) (Class H Stock)	702,000	$333,055
Petroleo Brasileiro SA (Brazil)	375,300	2,191,512
Phillips 66	38,905	3,189,821
Pioneer Natural Resources Co.	17,675	3,942,939
Range Resources Corp.*	680	16,830
Ranger Oil Corp. (Class A Stock)*(a)	23,500	772,445
Reliance Industries Ltd. (India)*	26,508	873,093
Repsol SA (Spain)(a)	150,631	2,212,473
Rosneft Oil Co. PJSC (Russia)^	19,154	—
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	21,700	68,667
Shanxi Coking Coal Energy Group Co. Ltd. (China) (Class A Stock)	4,900	9,772
Shell PLC (Netherlands)	658,832	17,008,698
Sitio Royalties Corp.	4,400	101,992
SM Energy Co.	44,800	1,531,712
Southwestern Energy Co.*	10,385	64,906
Suncor Energy, Inc. (Canada)	16,800	589,410
Surgutneftegas PJSC (Russia)^	55,200	—
Talos Energy, Inc.*	14,400	222,768
Targa Resources Corp.	58,212	3,473,510
Tatneft PJSC (Russia)^	133,140	—
TotalEnergies SE (France)	263,339	13,864,029
United Tractors Tbk PT (Indonesia)	317,000	605,014
Valero Energy Corp.(a)	130,876	13,909,501
Williams Cos., Inc. (The)	326,839	10,200,645
Woodside Energy Group Ltd. (Australia)	67,161	1,474,234
World Fuel Services Corp.	122,100	2,498,166
Yankuang Energy Group Co. Ltd. (China) (Class H Stock)	10,000	31,454

		321,790,821

Paper & Forest Products — 0.0%
Hokuetsu Corp. (Japan)	94,300	486,958
Louisiana-Pacific Corp.	885	46,383
Mondi PLC (Austria)	35,346	625,651
Stora Enso OYJ (Finland) (Class R Stock)	40,082	627,119
Suzano SA (Brazil)	66,100	629,115
Sylvamo Corp.	356	11,634

		2,426,860

Personal Products — 0.4%
BellRing Brands, Inc.*(a)	17,800	443,042
Best World International Ltd. (Singapore)*^	25,901	2
By-health Co. Ltd. (China) (Class A Stock)	23,700	76,651
Colgate-Palmolive India Ltd. (India)	953	17,965
Coty, Inc. (Class A Stock)*	406,120	3,253,021
Estee Lauder Cos., Inc. (The) (Class A Stock)	35,929	9,150,038
Hengan International Group Co. Ltd. (China)	5,000	23,486
Herbalife Nutrition Ltd.*	430	8,793
L’Oreal SA (France)	42,183	14,579,099
Medifast, Inc.	4,800	866,448

SEE NOTES TO FINANCIAL STATEMENTS.
A325

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Personal Products (cont’d.)
Olaplex Holdings, Inc.*	710	$10,004
Unilever PLC (United Kingdom)	382,538	17,400,955
YA-MAN Ltd. (Japan)	117,300	1,491,440

		47,320,944

Pharmaceuticals — 3.2%
Amneal Pharmaceuticals, Inc.*	106,000	337,080
Amphastar Pharmaceuticals, Inc.*(a)	23,900	831,481
Astellas Pharma, Inc. (Japan)	138,000	2,149,110
AstraZeneca PLC (United Kingdom)	45,849	6,031,520
AstraZeneca PLC (United Kingdom), ADR	147,865	9,769,441
Bayer AG (Germany)	94,718	5,631,942
Bristol-Myers Squibb Co.	427,100	32,886,700
Catalent, Inc.*	1,423	152,674
China Medical System Holdings Ltd. (China)	139,000	217,263
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (China) (Class A Stock)	2,200	14,791
Chugai Pharmaceutical Co. Ltd. (Japan)	99,300	2,537,729
Cipla Ltd. (India)	52,916	615,273
CSPC Pharmaceutical Group Ltd. (China)	65,600	65,248
Dr. Reddy’s Laboratories Ltd. (India)	11,645	649,498
Elanco Animal Health, Inc.*	4,860	95,402
Eli Lilly & Co.	165,267	53,584,519
Evolus, Inc.*(a)	56,200	651,920
Faes Farma SA (Spain)	103,282	420,569
GSK PLC	774,339	16,679,403
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class A Stock)	13,000	61,314
Harmony Biosciences Holdings, Inc.*(a)	4,900	238,973
Hypera SA (Brazil)	71,563	520,575
Indivior PLC (United Kingdom)*	63,925	240,516
Intra-Cellular Therapies, Inc.*	62,300	3,556,084
Ipsen SA (France)	36,626	3,448,610
Jazz Pharmaceuticals PLC*(a)	4,604	718,270
Johnson & Johnson	203,708	36,160,207
Kaken Pharmaceutical Co. Ltd. (Japan)	45,400	1,275,302
Kalbe Farma Tbk PT (Indonesia)	117,300	13,069
Laboratorios Farmaceuticos Rovi SA (Spain)	1,712	104,789
Merck & Co., Inc.	464,259	42,326,493
Merck KGaA (Germany)	59,168	10,001,532
Nektar Therapeutics*	1,970	7,486
Nippon Shinyaku Co. Ltd. (Japan)	3,300	200,440
Novartis AG (Switzerland)	177,972	15,040,978
Novo Nordisk A/S (Denmark), ADR	152,457	16,988,284
Novo Nordisk A/S (Denmark) (Class B Stock)	226,079	25,151,501
Ono Pharmaceutical Co. Ltd. (Japan)	36,800	942,178
Organon & Co.	2,770	93,487
Orion OYJ (Finland) (Class B Stock)	15,655	699,866
Otsuka Holdings Co. Ltd. (Japan)	28,300	1,003,875
Pacira BioSciences, Inc.*	5,875	342,512

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Perrigo Co. PLC	1,460	$59,232
Pfizer, Inc.	869,295	45,577,137
Prestige Consumer Healthcare, Inc.*	67,900	3,992,520
Revance Therapeutics, Inc.*	17,837	246,507
Richter Gedeon Nyrt (Hungary)	34,583	625,730
Roche Holding AG	54,366	18,142,964
Royalty Pharma PLC (Class A Stock)	3,925	165,007
Sanofi (France)	172,303	17,318,264
Shionogi & Co. Ltd. (Japan)	21,800	1,116,285
Sun Pharmaceutical Industries Ltd. (India)	95,262	1,003,162
Takeda Pharmaceutical Co. Ltd. (Japan)	236,300	6,647,276
Torii Pharmaceutical Co. Ltd. (Japan)	66,600	1,574,752
Torrent Pharmaceuticals Ltd. (India)	405	14,686
Tsumura & Co. (Japan)	13,100	293,540
Viatris, Inc.	13,200	138,204
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (China) (Class A Stock)	300	15,994
Zoetis, Inc.	68	11,689

		389,400,853

Professional Services — 0.4%
ALS Ltd. (Australia)	51,663	379,530
ASGN, Inc.*(a)	26,311	2,374,568
Barrett Business Services, Inc.	7,000	510,090
BayCurrent Consulting, Inc. (Japan)	5,600	1,478,376
CACI International, Inc. (Class A Stock)*	255	71,854
Clarivate PLC*	5,080	70,409
CoStar Group, Inc.*	127,045	7,674,788
Dun & Bradstreet Holdings, Inc.*	2,290	34,419
Equifax, Inc.	749	136,902
FTI Consulting, Inc.*	284	51,361
Heidrick & Struggles International, Inc.	3,200	103,552
HireRight Holdings Corp.*	9,883	140,437
Huron Consulting Group, Inc.*	3,764	244,622
Insperity, Inc.	12,700	1,267,841
Jacobs Engineering Group, Inc.	6,310	802,190
KBR, Inc.(a)	20,870	1,009,899
Kelly Services, Inc. (Class A Stock)	16,600	329,178
Kforce, Inc.(a)	12,700	779,018
Korn Ferry	114,200	6,625,884
Legalzoom.com, Inc.*	455	5,000
Leidos Holdings, Inc.	7,540	759,353
ManpowerGroup, Inc.	594	45,388
Nielsen Holdings PLC	3,900	90,558
Pagegroup PLC (United Kingdom)	46,095	225,499
Randstad NV (Netherlands)	290,497	14,098,990
Robert Half International, Inc.	27,755	2,078,572
Science Applications International Corp.	620	57,722
SmartGroup Corp. Ltd. (Australia)	179,961	759,123
TransUnion	660	52,793
TriNet Group, Inc.*	14,100	1,094,442
TrueBlue, Inc.*	8,700	155,730
Verisk Analytics, Inc.	70	12,116
Visional, Inc. (Japan)*	37,300	1,661,830

SEE NOTES TO FINANCIAL STATEMENTS.
A326

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Wolters Kluwer NV (Netherlands)	75,927	$7,367,392

		52,549,426

Real Estate Management & Development — 0.4%
Aldar Properties PJSC (United Arab Emirates)	474,942	575,756
Capitaland Investment Ltd. (Singapore)	473,004	1,301,919
CBRE Group, Inc. (Class A Stock)*	24,160	1,778,418
China Jinmao Holdings Group Ltd. (China)	2,574,000	693,367
China Overseas Land & Investment Ltd. (China)	253,000	801,714
China Overseas Property Holdings Ltd. (China)	215,000	231,597
China Resources Land Ltd. (China)	22,000	102,796
China Resources Mixc Lifestyle Services Ltd. (China), 144A	11,000	54,565
City Developments Ltd. (Singapore)	148,800	874,337
CK Asset Holdings Ltd. (Hong Kong)	874,557	6,188,428
Cushman & Wakefield PLC*(a)	27,900	425,196
Daito Trust Construction Co. Ltd. (Japan)	5,100	439,861
DigitalBridge Group, Inc.*	22,100	107,848
DLF Ltd. (India)	4,515	17,981
Emaar Properties PJSC (United Arab Emirates)	450,083	638,134
ESR Group Ltd. (China), 144A*	186,200	502,296
eXp World Holdings, Inc.(a)	8,100	95,337
Fabege AB (Sweden)	11,438	108,145
Fastighets AB Balder (Sweden) (Class B Stock)*	33,139	158,479
Grainger PLC (United Kingdom)	139,777	479,981
Hang Lung Properties Ltd. (Hong Kong)	336,000	638,000
Henderson Land Development Co. Ltd. (Hong Kong)	172,200	645,813
Hongkong Land Holdings Ltd. (Hong Kong)	29,700	149,225
Hopson Development Holdings Ltd. (China)	437,745	670,598
Howard Hughes Corp. (The)*	7,190	489,279
Intershop Holding AG (Switzerland)	602	389,904
Jones Lang LaSalle, Inc.*(a)	12,446	2,176,308
K Wah International Holdings Ltd. (Hong Kong)	7,637,000	2,815,164
KE Holdings, Inc. (China), ADR*	98,896	1,775,183
Kennedy-Wilson Holdings, Inc.	32,700	619,338
Kerry Properties Ltd. (Hong Kong)	311,500	865,145
Kojamo OYJ (Finland)	33,455	576,957
Land & Houses PCL (Thailand)	3,861,300	913,078
Longfor Group Holdings Ltd. (China), 144A	78,500	371,660
Marcus & Millichap, Inc.	9,200	340,308
Mitsubishi Estate Co. Ltd. (Japan)	39,516	580,168
Mitsui Fudosan Co. Ltd. (Japan)	65,360	1,403,825
New World Development Co. Ltd. (Hong Kong)	352,500	1,265,404
Newmark Group, Inc. (Class A Stock)	244,200	2,361,414
Nexity SA (France)	26,843	719,421

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Opendoor Technologies, Inc.*(a)	3,980	$18,746
Pandox AB (Sweden)*	47,598	534,520
Powerlong Real Estate Holdings Ltd. (China)	91,000	15,276
Relo Group, Inc. (Japan)	23,800	382,536
Samhallsbyggnadsbolaget i Norden AB (Sweden)	57,379	95,519
Savills PLC (United Kingdom)	10,675	132,212
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	1,868,411
Shurgard Self Storage SA (Belgium)	8,226	383,031
Sino Land Co. Ltd. (Hong Kong)	678,000	1,003,321
Sun Hung Kai Properties Ltd. (Hong Kong)	93,441	1,103,849
Sunac China Holdings Ltd. (China)^	23,000	11,040
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	194,500	1,159,548
Swire Properties Ltd. (Hong Kong)	154,608	384,285
Tokyu Fudosan Holdings Corp. (Japan)	78,900	413,141
VGP NV (Belgium)	2,381	379,947
Vonovia SE (Germany)(a)	8,440	260,362
WeWork, Inc. (Class A Stock)*	200	1,004
Wharf Holdings Ltd. (The) (China)	189,000	688,023
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	281,718	1,342,932
Yanlord Land Group Ltd. (China)	2,005,100	1,530,539
Yuexiu Property Co. Ltd. (China)	912,400	1,169,869
Zillow Group, Inc. (Class A Stock)*	385	12,247
Zillow Group, Inc. (Class C Stock)*	1,495	47,466

		48,280,171

Road & Rail — 0.4%
AMERCO	107	51,171
Avis Budget Group, Inc.*(a)	280	41,182
CSX Corp.	128,455	3,732,902
Daqin Railway Co. Ltd. (China) (Class A Stock)	7,500	7,383
Daseke, Inc.*	25,200	161,028
Full Truck Alliance Co. Ltd. (China), ADR*(a)	258,288	2,340,089
Hertz Global Holdings, Inc.*(a)	2,160	34,214
J.B. Hunt Transport Services, Inc.	9,989	1,572,968
Knight-Swift Transportation Holdings, Inc.	1,755	81,239
Landstar System, Inc.	58	8,434
Lyft, Inc. (Class A Stock)*	190	2,523
Norfolk Southern Corp.	2,639	599,818
Old Dominion Freight Line, Inc.	46	11,789
Redde Northgate PLC (United Kingdom)	316,460	1,308,095
Ryder System, Inc.	5,970	424,228
Saia, Inc.*	3,455	649,540
Schneider National, Inc. (Class B Stock)(a)	119,365	2,671,389
TuSimple Holdings, Inc. (Class A Stock)*	1,400	10,122
Uber Technologies, Inc.*	215,775	4,414,757
Union Pacific Corp.(a)	118,251	25,220,573

SEE NOTES TO FINANCIAL STATEMENTS.
A327

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Road & Rail (cont’d.)
XPO Logistics, Inc.*	60,393	$2,908,527

		46,251,971

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*	36,850	2,817,919
AIXTRON SE (Germany)	8,592	216,775
Alpha & Omega Semiconductor Ltd.*(a)	3,200	106,688
Amkor Technology, Inc.(a)	82,300	1,394,985
Analog Devices, Inc.	4,629	676,251
Applied Materials, Inc.	30,100	2,738,498
ASE Technology Holding Co. Ltd. (Taiwan)	212,000	543,519
ASML Holding NV (Netherlands) (XAMS)	27,889	13,273,648
ASML Holding NV (Netherlands) (XNGS)	4,759	2,264,713
Axcelis Technologies, Inc.*	11,200	614,208
Broadcom, Inc.	92,978	45,169,642
Cirrus Logic, Inc.*	620	44,975
Diodes, Inc.*	30,600	1,975,842
Enphase Energy, Inc.*	33,200	6,481,968
First Solar, Inc.*	1,155	78,690
GLOBALFOUNDRIES, Inc.*(a)	355	14,321
Intel Corp.	765,235	28,627,441
KLA Corp.(a)	6,400	2,042,112
Lam Research Corp.	5,598	2,385,588
LONGi Green Energy Technology Co. Ltd. (China) (Class A Stock)	101,364	1,010,249
MACOM Technology Solutions Holdings, Inc.*	2,579	118,892
Marvell Technology, Inc.	9,355	407,223
MaxLinear, Inc.*	57,303	1,947,156
MediaTek, Inc. (Taiwan)	9,000	196,993
Microchip Technology, Inc.	133,141	7,732,829
Micron Technology, Inc.(a)	314,770	17,400,486
MKS Instruments, Inc.	546	56,036
Nanya Technology Corp. (Taiwan)	31,000	51,802
Novatek Microelectronics Corp. (Taiwan)	54,000	547,670
NVIDIA Corp.	239,027	36,234,103
NXP Semiconductors NV (China)(a)	84,659	12,532,072
ON Semiconductor Corp.*(a)	258,220	12,991,048
Onto Innovation, Inc.*	5,100	355,674
PDF Solutions, Inc.*	27,400	589,374
Photronics, Inc.*	130,100	2,534,348
Power Integrations, Inc.(a)	13,000	975,130
Powerchip Semiconductor Manufacturing Corp. (Taiwan)	18,000	24,298
Qorvo, Inc.*	1,179	111,203
QUALCOMM, Inc.	343,954	43,936,684
Realtek Semiconductor Corp. (Taiwan)	42,000	514,425
Renesas Electronics Corp. (Japan)*	337,600	3,055,449
Semtech Corp.*	28,700	1,577,639
Shinko Electric Industries Co. Ltd. (Japan)	81,100	2,079,269
Silergy Corp. (China)	6,892	554,124
Silicon Laboratories, Inc.*(a)	2,300	322,506
SiTime Corp.*	13,300	2,168,299

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
SK Hynix, Inc. (South Korea)	10,582	$742,334
SK Square Co. Ltd. (South Korea)*	18,513	557,001
Skyworks Solutions, Inc.	1,721	159,433
STMicroelectronics NV (Singapore)	159,128	5,007,715
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	162,000	2,591,587
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	71,525	5,847,169
Teradyne, Inc.	6,885	616,552
Texas Instruments, Inc.	56,967	8,752,979
Tower Semiconductor Ltd. (Israel)*	20,373	940,825
United Microelectronics Corp. (Taiwan)	483,614	642,607
Universal Display Corp.	3,638	367,947
Vanguard International Semiconductor Corp. (Taiwan)	15,000	38,679
Winbond Electronics Corp. (Taiwan)	21,000	15,338
Wolfspeed, Inc.*(a)	1,260	79,947

		287,852,877

Software — 3.8%
A10 Networks, Inc.	163,700	2,354,006
ACI Worldwide, Inc.*	7,800	201,942
Adobe, Inc.*	72,609	26,579,251
Agilysys, Inc.*	18,400	869,768
ANSYS, Inc.*	510	122,038
Atlassian Corp. PLC (Class A Stock)*	25,646	4,806,060
Autodesk, Inc.*	12,400	2,132,304
Bill.com Holdings, Inc.*	1,030	113,238
Black Knight, Inc.*	1,660	108,547
Blackbaud, Inc.*(a)	27,900	1,620,153
Box, Inc. (Class A Stock)*(a)	23,000	578,220
C3.ai, Inc. (Class A Stock)*	530	9,678
Cadence Design Systems, Inc.*	47,400	7,111,422
CCC Intelligent Solutions Holdings, Inc.*	345	3,174
CDK Global, Inc.	1,175	64,355
Ceridian HCM Holding, Inc.*	1,430	67,324
ChannelAdvisor Corp.*	55,000	801,900
Citrix Systems, Inc.	871	84,635
Clear Secure, Inc. (Class A Stock)*(a)	13,712	274,240
CommVault Systems, Inc.*	31,100	1,956,190
Computer Engineering & Consulting Ltd. (Japan)	48,500	407,866
Consensus Cloud Solutions, Inc.*	2,865	125,143
Coupa Software, Inc.*	245	13,990
Crowdstrike Holdings, Inc. (Class A Stock)*	76,435	12,883,884
Dassault Systemes SE (France)	403,677	14,857,217
Descartes Systems Group, Inc. (The) (Canada)*	2,978	184,815
Dolby Laboratories, Inc. (Class A Stock)	702	50,235
Duck Creek Technologies, Inc.*	645	9,578
Dynatrace, Inc.*	145	5,719
eGain Corp.*	128,300	1,250,925
EngageSmart, Inc.*	25,600	411,648
Fortinet, Inc.*(a)	300,500	17,002,290
Guidewire Software, Inc.*	917	65,098
HubSpot, Inc.*	5,685	1,709,195

SEE NOTES TO FINANCIAL STATEMENTS.
A328

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Informatica, Inc. (Class A Stock)*	70	$1,454
Intuit, Inc.	6,438	2,481,463
Jamf Holding Corp.*	105	2,601
KnowBe4, Inc. (Class A Stock)*(a)	26,617	415,758
LiveVox Holdings, Inc.*	10,088	16,746
Mandiant, Inc.*	2,220	48,440
Manhattan Associates, Inc.*	316	36,214
Microsoft Corp.	962,030	247,078,165
N-able, Inc.*	472	4,248
nCino, Inc.*	285	8,812
NCR Corp.*	1,105	34,377
Nemetschek SE (Germany)	29,192	1,761,265
NortonLifeLock, Inc.	4,410	96,844
Nutanix, Inc. (Class A Stock)*	615	8,997
OneSpan, Inc.*	27,000	321,300
Oracle Corp.	253,500	17,712,045
Oracle Corp. (Japan)	11,600	672,171
PagerDuty, Inc.*(a)	6,616	163,944
Palo Alto Networks, Inc.*	13,544	6,689,923
Paycom Software, Inc.*	48,112	13,477,133
Paycor HCM, Inc.*	55,091	1,432,366
Pegasystems, Inc.	31	1,483
Procore Technologies, Inc.*	155	7,035
Progress Software Corp.	11,700	530,010
Roper Technologies, Inc.(a)	35,367	13,957,587
Salesforce, Inc.*	148,250	24,467,180
SAP SE (Germany)	1,726	156,759
SentinelOne, Inc. (Class A Stock)*	270	6,299
ServiceNow, Inc.*	6,500	3,090,880
Smartsheet, Inc. (Class A Stock)*	9,141	287,302
Sprout Social, Inc. (Class A Stock)*(a)	13,787	800,611
SPS Commerce, Inc.*	29,600	3,346,280
Synopsys, Inc.*	59,138	17,960,211
Tata Elxsi Ltd. (India)	232	24,132
Tenable Holdings, Inc.*	16,800	762,888
Teradata Corp.*	330	12,213
Trade Desk, Inc. (The) (Class A Stock)*	55,072	2,306,966
Trend Micro, Inc. (Japan)	13,500	659,632
Tyler Technologies, Inc.*	60	19,949
UiPath, Inc. (Class A Stock)*	3,430	62,392
Unity Software, Inc.*	590	21,724
Upland Software, Inc.*	50,500	733,260
Verint Systems, Inc.*	80,295	3,400,493
Veritone, Inc.*(a)	19,800	129,294
VMware, Inc. (Class A Stock)	1,311	149,428
Xperi Holding Corp.	57,600	831,168
Zoom Video Communications, Inc. (Class A Stock)*	25,740	2,779,148

		467,804,638

Specialty Retail — 1.0%
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	75,060	86,211
Academy Sports & Outdoors, Inc.(a)	15,400	547,316
Advance Auto Parts, Inc.	674	116,663
Asbury Automotive Group, Inc.*	29,300	4,961,662
AutoNation, Inc.*(a)	73,850	8,253,476
AutoZone, Inc.*	2,426	5,213,765

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Bath & Body Works, Inc.(a)	32,415	$872,612
Best Buy Co., Inc.(a)	1,717	111,931
Big 5 Sporting Goods Corp.(a)	27,900	312,759
Burlington Stores, Inc.*	56	7,629
CarMax, Inc.*(a)	1,625	147,030
China Meidong Auto Holdings Ltd. (China)	6,000	18,903
Chow Tai Fook Jewellery Group Ltd. (China)	598,800	1,122,163
Citi Trends, Inc.*(a)	7,617	180,142
Dick’s Sporting Goods, Inc.	660	49,744
Dunelm Group PLC (United Kingdom)	82,821	826,278
Fnac Darty SA (France)	20,650	876,971
Foot Locker, Inc.(a)	410	10,352
Foschini Group Ltd. (The) (South Africa)	2,323	17,448
Frasers Group PLC (United Kingdom)*	38,806	316,029
GameStop Corp. (Class A Stock)*(a)	700	85,610
Gap, Inc. (The)	2,200	18,128
Group 1 Automotive, Inc.	42,400	7,199,520
Home Depot, Inc. (The)	102,671	28,159,575
Home Product Center PCL (Thailand)	39,900	14,342
Hornbach Holding AG & Co. KGaA (Germany)	4,478	367,720
IDOM, Inc. (Japan)	96,500	530,443
Industria de Diseno Textil SA (Spain)	79,482	1,800,688
JB Hi-Fi Ltd. (Australia)	182,161	4,832,076
JD Sports Fashion PLC (United Kingdom)	1,995,075	2,809,558
JUMBO SA (Greece)	54,577	793,742
Kingfisher PLC (United Kingdom)	927,591	2,753,989
Komeri Co. Ltd. (Japan)	42,600	827,323
Leslie’s, Inc.*	165	2,505
Lithia Motors, Inc.	290	79,695
Lowe’s Cos., Inc.	59,688	10,425,703
MarineMax, Inc.*	16,500	595,980
Mr. Price Group Ltd. (South Africa)	1,610	17,631
Nishimatsuya Chain Co. Ltd. (Japan)	21,600	227,209
ODP Corp. (The)*	7,200	217,728
O’Reilly Automotive, Inc.*	16,414	10,369,709
Penske Automotive Group, Inc.	38,430	4,023,237
Pepkor Holdings Ltd. (South Africa), 144A	9,984	11,755
Petco Health & Wellness Co., Inc.*	565	8,328
Premier Investments Ltd. (Australia)	83,238	1,104,536
PTT Oil & Retail Business PCL (Thailand)	20,800	14,972
RH*	90	19,103
Ross Stores, Inc.	2,125	149,239
Shimamura Co. Ltd. (Japan)	74,800	6,560,562
Signet Jewelers Ltd.	16,500	882,090
Sonic Automotive, Inc. (Class A Stock)(a)	27,300	999,999
Tilly’s, Inc. (Class A Stock)	92,600	650,052
TJX Cos., Inc. (The)	141,838	7,921,652
TravelCenters of America, Inc.*	3,400	117,198
Ulta Beauty, Inc.*	23,298	8,980,913
USS Co. Ltd. (Japan)	85,400	1,477,008
Victoria’s Secret & Co.*	395	11,048

SEE NOTES TO FINANCIAL STATEMENTS.
A329

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Vroom, Inc.*	1,165	$1,456
Warby Parker, Inc. (Class A Stock)*(a)	8,139	91,645
Williams-Sonoma, Inc.	188	20,859
Zhongsheng Group Holdings Ltd. (China)	26,500	187,068

		129,410,678

Technology Hardware, Storage & Peripherals — 2.2%
Acer, Inc. (Taiwan)	683,000	499,406
Advantech Co. Ltd. (Taiwan)	58,188	675,936
Apple, Inc.	1,865,947	255,112,274
Asustek Computer, Inc. (Taiwan)	79,000	826,897
Canon, Inc. (Japan)	74,200	1,682,380
Catcher Technology Co. Ltd. (Taiwan)	111,000	619,492
Compal Electronics, Inc. (Taiwan)	812,000	622,875
Dell Technologies, Inc. (Class C Stock)	69,460	3,209,747
Hewlett Packard Enterprise Co.	14,200	188,292
HP, Inc.	6,715	220,118
Lenovo Group Ltd. (China)	52,000	48,483
Lite-On Technology Corp. (Taiwan)	328,000	639,732
MCJ Co. Ltd. (Japan)	193,900	1,254,638
Micro-Star International Co. Ltd. (Taiwan)	147,000	560,740
NetApp, Inc.	170	11,091
Pegatron Corp. (Taiwan)	263,000	505,353
Pure Storage, Inc. (Class A Stock)*	24,030	617,811
Quadient SA (France)	45,264	772,418
Samsung Electronics Co. Ltd. (South Korea)	34,447	1,514,057
Super Micro Computer, Inc.*	25,600	1,032,960
Western Digital Corp.*	36,205	1,623,070
Wistron Corp. (Taiwan)	635,000	570,107
Xerox Holdings Corp.	690	10,246

		272,818,123

Textiles, Apparel & Luxury Goods — 0.8%
Brunello Cucinelli SpA (Italy)	39,742	1,797,232
Burberry Group PLC (United Kingdom)	214,655	4,291,213
Capri Holdings Ltd.*	26,775	1,098,043
Carter’s, Inc.	450	31,716
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	54,337	5,797,268
Columbia Sportswear Co.	451	32,283
Deckers Outdoor Corp.*	80	20,428
Dr. Martens PLC (United Kingdom)	72,495	211,311
F&F Co. Ltd. (South Korea)	130	13,467
Goldwin, Inc. (Japan)	15,200	853,781
Hanesbrands, Inc.	3,140	32,311
Hermes International (France)	8,412	9,449,816
HUGO BOSS AG (Germany)	46,715	2,459,324
Kontoor Brands, Inc.(a)	15,756	525,778
Li Ning Co. Ltd. (China)	18,000	166,850
Lululemon Athletica, Inc.*	27,842	7,590,008
LVMH Moet Hennessy Louis Vuitton SE (France)	60,123	36,660,159
NIKE, Inc. (Class B Stock)	100,070	10,227,154
On Holding AG (Switzerland) (Class A Stock)*(a)	13,827	244,600
Page Industries Ltd. (India)	602	306,548

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
PVH Corp.	132,259	$7,525,537
Ralph Lauren Corp.(a)	39,660	3,555,519
Skechers USA, Inc. (Class A Stock)*	1,275	45,364
Swatch Group AG (The) (Switzerland)	2,659	629,941
Swatch Group AG (The) (registered shares) (Switzerland)	7,302	324,689
Tapestry, Inc.	2,595	79,199
Titan Co. Ltd. (India)	25,723	634,290
Under Armour, Inc. (Class A Stock)*	2,055	17,118
Under Armour, Inc. (Class C Stock)*	2,225	16,866
VF Corp.	3,750	165,637

		94,803,450

Thrifts & Mortgage Finance — 0.0%
Deutsche Pfandbriefbank AG (Germany), 144A	146,011	1,317,204
Enact Holdings, Inc.(a)	29,100	625,068
Genworth Mortgage Insurance Australia Ltd. (Australia)	107,107	170,655
Housing Development Finance Corp. Ltd. (India)	1,956	53,969
MGIC Investment Corp.	3,485	43,911
New York Community Bancorp, Inc.	4,930	45,011
NMI Holdings, Inc. (Class A Stock)*	70,800	1,178,820
PennyMac Financial Services, Inc.	8,500	371,535
Provident Financial Services, Inc.	19,300	429,618
Radian Group, Inc.	6,800	133,620
TFS Financial Corp.	585	8,032
UWM Holdings Corp.	650	2,301
WSFS Financial Corp.	14,422	578,178

		4,957,922

Tobacco — 0.4%
Altria Group, Inc.	177,150	7,399,555
British American Tobacco PLC (United Kingdom)	363,763	15,568,087
Imperial Brands PLC (United Kingdom)	458,897	10,263,320
ITC Ltd. (India)	101,666	353,066
Japan Tobacco, Inc. (Japan)	216,500	3,741,009
KT&G Corp. (South Korea)	864	54,609
Philip Morris International, Inc.	51,820	5,116,707
Scandinavian Tobacco Group A/S (Denmark), 144A	319,099	6,244,693
Swedish Match AB (Sweden)	107,381	1,093,580
Turning Point Brands, Inc.	8,200	222,466
Vector Group Ltd.	70,600	741,300

		50,798,392

Trading Companies & Distributors — 0.6%
Adani Enterprises Ltd. (India)	1,888	52,597
Air Lease Corp.	1,170	39,113
Applied Industrial Technologies, Inc.	12,800	1,230,976
Ashtead Group PLC (United Kingdom)	76,047	3,178,225
Beijing United Information Technology Co. Ltd. (China) (Class A Stock)	540	7,157
Boise Cascade Co.	78,800	4,687,812
Brenntag SE (Germany)	18,078	1,179,177
Bunzl PLC (United Kingdom)	46,272	1,529,374

SEE NOTES TO FINANCIAL STATEMENTS.
A330

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Core & Main, Inc. (Class A Stock)*(a)	81,862	$1,825,523
Fastenal Co.	165	8,237
Ferguson PLC	11,301	1,252,428
Grafton Group PLC (United Kingdom), UTS	122,629	1,160,090
Howden Joinery Group PLC (United Kingdom)	475,389	3,486,122
IMCD NV (Netherlands)	2,099	288,416
Inabata & Co. Ltd. (Japan)	34,900	570,231
Kloeckner & Co. SE (Germany)	26,719	203,782
Marubeni Corp. (Japan)	886,100	7,977,841
Mitsui & Co. Ltd. (Japan)	473,200	10,433,386
MSC Industrial Direct Co., Inc. (Class A Stock)	490	36,804
Rexel SA (France)*	14,797	227,416
RS Group PLC (United Kingdom)	27,698	294,181
Rush Enterprises, Inc. (Class A Stock)	36,261	1,747,780
SiteOne Landscape Supply, Inc.*	230	27,340
Sumitomo Corp. (Japan)	747,000	10,234,819
Titan Machinery, Inc.*	33,200	744,012
Travis Perkins PLC (United Kingdom)	68,080	804,220
United Rentals, Inc.*	473	114,896
Univar Solutions, Inc.*	211,925	5,270,575
Veritiv Corp.*	46,400	5,036,720
W.W. Grainger, Inc.(a)	7,721	3,508,654
Watsco, Inc.	206	49,197
WESCO International, Inc.*	4,020	430,542
Xiamen C & D, Inc. (China) (Class A Stock)	38,700	75,523
Yuasa Trading Co. Ltd. (Japan)	10,700	264,234

		67,977,400

Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)*	445,526	896,376
China Merchants Port Holdings Co. Ltd. (China)	10,000	16,987
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	1,620	31,934
International Container Terminal Services, Inc. (Philippines)	7,450	24,950
Shanghai International Port Group Co. Ltd. (China) (Class A Stock)	67,640	58,899

		1,029,146

Water Utilities — 0.1%
American States Water Co.	1,400	114,114
American Water Works Co., Inc.	22,182	3,300,016
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	72,200	579,564
Essential Utilities, Inc.(a)	130,055	5,963,022
SJW Group	11,100	692,751

		10,649,467

Wireless Telecommunication Services — 0.2%
Airtel Africa PLC (Nigeria), 144A	138,483	228,945
America Movil SAB de CV (Mexico) (Class L Stock)	202,500	207,238

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
Far EasTone Telecommunications Co. Ltd. (Taiwan)*	12,000	$33,753
Freenet AG (Germany)	5,015	124,541
Globe Telecom, Inc. (Philippines)	14,510	598,970
KDDI Corp. (Japan)	19,100	603,106
Mobile Telecommunications Co. (Kuwait)	14,848	28,773
PLDT, Inc. (Philippines)	1,480	45,227
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	551,000	291,064
SoftBank Corp. (Japan)(a)	266,300	2,956,365
SoftBank Group Corp. (Japan)	190,700	7,368,995
Taiwan Mobile Co. Ltd. (Taiwan)	13,000	47,207
TIM SA (Brazil)	5,400	13,176
T-Mobile US, Inc.*	45,533	6,126,010

		18,673,370

TOTAL COMMON STOCKS (cost $7,124,931,930)		6,679,214,218

EXCHANGE-TRADED FUNDS — 2.7%
Energy Select Sector SPDR Fund	151,000	10,798,010
Financial Select Sector SPDR Fund	671,500	21,118,675
Invesco QQQ Trust Series 1	235,400	65,977,912
iShares Core S&P 500 ETF	311,600	118,143,140
iShares MSCI EAFE ETF(a)	94,346	5,895,681
iShares MSCI EAFE Small-Cap ETF(a)	75,900	4,143,381
iShares Russell 1000 Value ETF(a)	15,100	2,189,047
Materials Select Sector SPDR Fund	57,500	4,232,000
SPDR S&P 500 ETF Trust	275,000	103,743,750

TOTAL EXCHANGE-TRADED FUNDS (cost $393,188,517)		336,241,596

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	7,508	533,625
Hyundai Motor Co. (South Korea) (2nd PRFC)	745	49,849
Hyundai Motor Co. (South Korea) (PRFC)	520	34,429
Porsche Automobil Holding SE (Germany) (PRFC)	12,478	823,229
Volkswagen AG (Germany) (PRFC)	16,268	2,177,540

		3,618,672

Banks — 0.0%
Bancolombia SA (Colombia) (PRFC)	3,255	25,247
Itausa SA (Brazil) (PRFC)	172,700	275,214

		300,461

Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	60,000	1,494,000

Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	204,600	1,454,322

SEE NOTES TO FINANCIAL STATEMENTS.
A331

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Shares	Value

PREFERRED STOCKS (continued)
Chemicals (cont’d.)
LG Chem Ltd. (South Korea) (PRFC)	169	$31,520

		1,485,842

Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	75,600	674,462
Cia Energetica de Minas Gerais (Brazil) (PRFC)	536,453	1,070,149
Cia Paranaense de Energia (Brazil) (PRFC B)	66,100	86,391

		1,831,002

Health Care Equipment & Supplies — 0.1%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	9,869	513,932
Sartorius AG (Germany) (PRFC)	17,244	6,038,563

		6,552,495

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	190,900	816,718

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	281,300	1,500,711
Surgutneftegas PJSC (Russia) (PRFC)^	144,000	—

		1,500,711

Personal Products — 0.0%
LG H&H Co. Ltd. (South Korea) (PRFC)	32	8,044

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	14,155	569,530

TOTAL PREFERRED STOCKS (cost $22,957,052)		18,177,475

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.4%
Automobiles — 0.1%
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	2,000	1,872,235
JPMorgan Chase Bank, NA,
Series 2021-02, Class E, 144A
2.280%	12/26/28	372	360,263
Series 2021-03, Class D, 144A
1.009%	02/26/29	198	189,361
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	476	472,276
Santander Bank NA,
Series 2021-01A, Class C, 144A
3.268%	12/15/31	439	426,857

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		600	$551,790

				3,872,782

Collateralized Loan Obligations — 4.3%
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.284%(c)	10/25/33		11,250	10,923,099
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class AR2A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.425%(c)	10/27/34		10,500	10,096,367
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.250%(c)	04/15/30	EUR	2,000	1,988,650
ArrowMark Colorado Holdings (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.427%(c)	01/25/35		17,500	16,815,909
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.144%(c)	10/17/32		8,000	7,789,607
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	01/24/33	EUR	14,000	14,380,478
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.054%(c)	10/15/33		5,000	4,887,177
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.313%(c)	01/20/34		15,700	15,239,458
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.994%(c)	10/15/30		26,100	25,602,096
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.063%(c)	10/20/30		10,000	9,823,056
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	01/20/35		10,125	9,718,020
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	07/20/34		8,250	7,941,153
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.050%(c)	01/15/34	EUR	15,250	15,447,811

SEE NOTES TO FINANCIAL STATEMENTS.
A332

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	07/15/34		9,000	$8,671,016
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	09/15/31	EUR	5,450	5,555,573
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.513%(c)	10/20/33		10,000	9,819,612
Series 2020-04A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
2.434%(c)	01/17/34		5,250	5,124,333
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.000%(c)	10/15/34	EUR	8,500	8,380,728
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.286%(c)	01/22/31		15,000	14,746,941
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.184%(c)	04/15/34		10,000	9,643,845
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.243%(c)	10/20/31		7,000	6,860,953
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
2.455%(c)	04/15/33		19,000	18,577,155
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.100%(c)	11/17/32	EUR	26,500	27,259,250
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	9,000	9,176,792
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.224%(c)	01/15/31		13,500	13,284,273
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
2.364%(c)	01/15/32		28,850	28,457,767
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.124%(c)	10/15/32		15,500	15,033,335
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.385%(c)	01/18/34		8,500	8,273,712

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.111%(c)	11/15/31		35,000	$34,648,015
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
2.293%(c)	10/20/34		13,250	12,767,754
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.011%(c)	10/12/30		5,500	5,409,137
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
2.343%(c)	01/20/32		11,750	11,544,920
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.303%(c)	07/20/30		10,646	10,543,763
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
2.383%(c)	10/20/32		39,250	38,592,778
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.830%(c)	04/25/30	EUR	4,993	5,119,560
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.364%(c)	07/25/34		5,150	4,960,625
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.284%(c)	01/17/30		11,270	11,159,896
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.273%(c)	10/20/34		12,000	11,615,875
Voya Euro CLO DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)
0.970%(c)	10/15/34	EUR	10,000	9,987,865
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.374%(c)	07/20/32		13,600	13,266,245
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
2.254%(c)	10/15/34		3,750	3,609,509
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
2.334%(c)	04/15/30		6,841	6,756,507

SEE NOTES TO FINANCIAL STATEMENTS.
A333

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.994%(c)	04/15/29		11,533	$11,389,234

				530,889,849

Consumer Loans — 0.0%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	300	219,225
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		600	595,310
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A
1.760%	03/08/28		300	282,252
Series 2021-A, Class C, 144A
3.440%	03/08/28		200	188,310

				1,285,097

Credit Cards — 0.0%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
2.340%(c)	11/15/28	GBP	1,200	1,462,505

Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.974%(c)	08/25/33		647	646,869
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.324%(c)	05/25/33		1,052	1,036,751
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.424%(c)	08/25/35		719	679,690
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.644%(c)	10/25/33		237	232,222

				2,595,532

Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
4.203%(cc)	03/25/44		559	540,788
LSF11 Boson Investments Sarl Compartment 2 (Luxembourg),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
1.637%(c)	11/25/60	EUR	549	562,537
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.527%(cc)	11/25/35		538	525,543

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
1.500%(c)	09/27/75	EUR	863	$868,646

				2,497,514

TOTAL ASSET-BACKED SECURITIES (cost $568,856,227)				542,603,279

BANK LOANS — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, Term SOFR + 8.000%
9.181%(c)	05/25/26		112	110,519
Second Lien Term Loan, Term SOFR + 3.250%
4.431%(c)	08/24/26		1,037	239,111

				349,630

Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.021%(c)	11/01/25		354	371,700

Pharmaceuticals — 0.0%
Ceva Sante Animale (France),
Term Loan, 6 Month EURIBOR + 4.250% (Cap N/A, Floor 0.000%)
4.250%(c)	04/13/26	EUR	2,830	2,772,928

Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	2,844	2,673,986
Term B, SONIA + 4.869%
6.058%(c)	02/06/25	GBP	1,283	1,380,942
EG Group Ltd. (United Kingdom),
Term Loan, 3 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)
7.000%(c)	04/30/27		5,200	4,550,199

				8,605,127

TOTAL BANK LOANS (cost $15,672,015)				12,099,385

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	6,101,349
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		5,431	5,324,572
Series 2015-DC01, Class A4
3.078%	02/10/48		5,000	4,871,443
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		6,495	6,306,690
Series 2015-C03, Class A3
3.447%	08/15/48		6,593	6,440,056

SEE NOTES TO FINANCIAL STATEMENTS.
A334

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO
0.877%(cc)	10/25/22		10,540	$13,343
Series K052, Class X1, IO
0.775%(cc)	11/25/25		101,706	1,845,563
Series K055, Class X1, IO
1.484%(cc)	03/25/26		30,462	1,265,050
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)
3.753%(c)	08/01/23		2,500	2,455,596
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		3,661	3,599,105
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31		5,200	5,043,401
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
3.964%(c)	06/15/38		2,200	1,999,144
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
4.714%(c)	06/15/38		1,960	1,777,341
Series 2021-NYAH, Class XCP, IO, 144A
0.515%(cc)	06/15/38		188,390	1,360,477
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
3.679%(c)	03/15/39		750	735,409
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
4.129%(c)	03/15/39		1,950	1,910,839
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		8,050	7,724,420
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
3.272%(c)	10/15/36		5,450	4,896,645
Taurus UK DAC (Ireland),
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)
2.108%(c)	08/17/31	GBP	861	1,038,485
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
2.358%(c)	08/17/31	GBP	1,195	1,440,968
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
2.708%(c)	08/17/31	GBP	1,003	1,117,866
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		5,000	4,828,421
Series 2021-FCMT, Class B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.174%(c)	05/15/31		300	286,378
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
3.724%(c)	05/15/31		200	189,881

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
4.824%(c)	05/15/31		300	$283,092

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $77,188,680)				72,855,534

CORPORATE BONDS — 3.9%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		655	442,240
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	(a)	1,350	1,012,866
7.125%	06/15/26	(a)	1,100	897,423
7.500%	03/15/25		5,632	5,090,986
7.875%	04/15/27	(a)	6,025	5,014,724

				12,458,239

Agriculture — 0.0%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		3,550	2,955,791

Airlines — 0.0%
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		490	494,339
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		1,357	1,235,039
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		2,220	1,968,965
4.625%	04/15/29		495	419,757

				4,118,100

Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	(a)	480	384,853

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		3,700	2,637,430
5.291%	12/08/46		2,140	1,645,038
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		675	544,290
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38		165	144,474
6.250%	10/02/43		390	371,866
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30		1,995	1,727,348

SEE NOTES TO FINANCIAL STATEMENTS.
A335

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31	(a)		540	$428,640
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27		EUR	2,000	1,818,499

					9,317,585

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)		1,040	913,129
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27	(a)		3,000	2,656,185
Dana, Inc.,
Sr. Unsec’d. Notes
4.500%	02/15/32			2,475	1,835,722
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30			675	575,597

					5,980,633

Banks — 0.7%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.800%	02/23/28			1,600	1,498,227
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25	(oo)		3,565	3,021,857
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27	(oo)		1,650	1,368,242
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32			770	635,358
2.592%(ff)	04/29/31			335	284,125
2.687%(ff)	04/22/32			1,700	1,428,466
Sr. Unsec’d. Notes, MTN
4.083%(ff)	03/20/51			2,470	2,126,510
Sub. Notes
6.110%	01/29/37			650	704,367
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33		MXN	15,000	223,184
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31			2,810	2,332,364
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27			1,235	1,090,629
1.904%(ff)	09/30/28			1,230	1,049,908
2.159%(ff)	09/15/29			890	745,484
2.591%(ff)	01/20/28			1,370	1,233,736
2.871%(ff)	04/19/32			800	664,538
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.045%(ff)	10/19/27			1,510	1,332,323

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25	(oo)		2,600	$2,147,723
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32			230	186,475
2.561%(ff)	05/01/32			4,890	4,033,058
2.572%(ff)	06/03/31			2,705	2,275,514
Sub. Notes
4.125%	07/25/28	(a)		485	465,639
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26			2,110	1,942,905
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26			1,275	1,161,757
3.091%(ff)	05/14/32			2,500	1,999,344
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.447%(ff)	04/01/25			5,045	4,718,628
2.552%(ff)	01/07/28			1,170	1,012,253
Sub. Notes
3.742%(ff)	01/07/33			4,890	3,615,320
Sub. Notes, EMTN
3.662%(ff)	04/10/25		CNH	2,000	292,265
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26			695	657,553
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
4.050%	09/24/25		CNH	3,100	457,713
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28		AUD	1,000	677,432
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23			1,040	1,036,209
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26	(oo)		1,950	1,523,044
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26	(oo)		1,075	881,831
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27			4,660	4,090,138
2.600%	02/07/30	(a)		770	656,389
2.615%(ff)	04/22/32			2,550	2,115,666
3.500%	04/01/25			295	289,848
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29			1,225	1,028,868
2.804%(ff)	05/24/32			1,155	948,228
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27			1,175	1,049,850
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32			1,205	888,917

SEE NOTES TO FINANCIAL STATEMENTS.
A336

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25	(oo)		2,090	$1,772,348
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32			4,535	3,622,361
2.545%(ff)	11/08/32			830	689,628
2.580%(ff)	04/22/32			1,120	943,047
3.509%(ff)	01/23/29			185	173,179
3.964%(ff)	11/15/48			1,370	1,167,797
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25		EUR	1,200	1,189,520
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.554%(ff)	07/09/27			2,960	2,602,671
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27		EUR	1,100	1,025,501
1.593%(ff)	05/04/27			1,455	1,297,841
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32			1,000	628,488
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31			2,475	2,145,675
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32			220	182,168
3.971%(ff)	07/22/38			130	116,255
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28			2,465	2,201,627
2.889%(ff)	06/09/32			345	275,677
3.337%(ff)	01/21/33			590	483,122
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25			900	857,014
3.875%	03/28/24			1,415	1,401,286
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27	(oo)		2,600	2,004,355
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.494%(ff)	08/10/27			1,900	1,659,423
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27			1,220	1,055,364
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31			2,280	1,960,289

					89,346,521

Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46			1,095	1,032,771
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39			725	736,366

					1,769,137

Interest Rate	Maturity Date		Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30			1,500		$1,186,438
4.750%	01/15/28	(a)		1,725		1,474,878
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	(a)		1,000		882,366

						3,543,682

Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43			200		179,500
5.375%	03/15/44			510		475,624
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26		EUR	6,500		5,739,511
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23			—	(r)	—

						6,394,635

Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	(a)		1,575		1,147,016
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28			940		777,816
4.625%	06/01/28			585		480,531
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29	(a)		1,950		1,574,850
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26		EUR	700		714,138
4.250%	09/25/30		GBP	1,000		1,202,291
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31			850		678,525
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37			375		433,825
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29	(a)	EUR	4,930		3,595,911
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	(a)		325		267,249
4.875%	01/15/28			2,900		2,745,790
5.250%	01/15/30	(a)		3,679		3,414,658

						17,032,600

SEE NOTES TO FINANCIAL STATEMENTS.
A337

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Computers — 0.0%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25			1,850	$1,765,990

Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	(a)		2,700	2,182,068

Diversified Financial Services — 0.1%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24			1,005	963,309
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25			575	566,449
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%
3.793%(c)	05/31/25^			2,800	2,744,000
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31			1,900	1,462,283
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28	(a)		1,070	860,262
6.000%	01/15/27	(a)		915	794,976
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31			475	378,023
2.999%	01/22/32			1,865	1,514,408
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	(a)		2,075	1,587,833
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28		EUR	700	613,919
Sherwood Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.000%	11/15/26		GBP	1,725	1,683,164

					13,168,626

Electric — 0.3%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28		EUR	2,700	2,301,406
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	(a)		2,000	1,628,546
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	(a)		470	390,410
5.000%	02/01/31	(a)		3,310	2,729,285
5.125%	03/15/28	(a)		2,500	2,217,061
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50			400	351,658
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36			1,896	1,665,257

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28			2,000	$1,804,390
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23			1,000	1,024,119
7.875%	12/15/26			2,000	2,199,065
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	(a)		1,750	1,608,631
6.625%	01/15/27			1,144	1,121,780
Gtd. Notes, 144A
5.250%	06/15/29			2,500	2,233,408
Sr. Sec’d. Notes, 144A
2.000%	12/02/25			160	144,679
2.450%	12/02/27			700	604,566
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27		EUR	1,700	1,651,750
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31		CAD	500	270,128
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31		EUR	1,000	792,885
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
2.875%	10/25/25		EUR	400	409,096
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30			1,515	1,409,490
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47			1,295	1,050,389
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26	(oo)		1,550	1,410,500
8.000%(ff)	10/15/26	(oo)		5,600	5,373,850
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29			1,100	924,059
5.000%	07/31/27			2,500	2,266,060
5.625%	02/15/27	(a)		4,100	3,854,901

					41,437,369

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25			965	962,759
7.250%	06/15/28			925	914,578

					1,877,337

Engineering & Construction — 0.1%
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
2.000%	02/15/33		EUR	4,600	3,200,321

SEE NOTES TO FINANCIAL STATEMENTS.
A338

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Engineering & Construction (cont’d.)
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30		EUR	2,500	$1,873,635
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32			650	509,796

					5,583,752

Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29	(a)		950	741,392
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26	(a)		2,725	2,472,972
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42			600	510,264
5.141%	03/15/52			810	680,025
5.391%	03/15/62			170	142,573
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29	(a)		625	446,013
5.875%	09/01/31	(a)		1,275	884,429

					5,877,668

Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28	(a)		3,700	3,459,885
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	02/16/26		GBP	1,500	1,421,158
Sr. Sec’d. Notes, 144A
3.250%	02/16/26		GBP	5,900	5,589,888
4.500%	02/16/26		GBP	4,450	4,336,031
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27		GBP	1,900	1,597,442
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30			1,100	929,074
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29			129	131,264
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39			850	745,181
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30			925	804,727
4.375%	01/31/32			925	804,392
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27		GBP	6,100	5,643,403

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31			775	$646,549
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29	(a)		625	559,954
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31			1,247	1,023,809

					27,692,757

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24			1,000	972,561
5.750%	05/20/27			2,361	2,173,662
5.875%	08/20/26			2,200	2,060,498

					5,206,721

Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31		EUR	1,000	911,801
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25		EUR	1,500	1,462,148
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	4,460	3,258,022
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29			2,275	1,939,381
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	(a)		525	436,364
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31		EUR	600	571,339
2.250%	03/07/39		EUR	1,005	881,087
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39		EUR	2,150	1,626,528
1.875%	10/01/49		EUR	1,430	1,025,923

					12,112,593

Healthcare-Services — 0.1%
CAB SELAS (France),
Sr. Sec’d. Notes, 144A
3.375%	02/01/28		EUR	5,250	4,423,157
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29			1,973	1,801,621
4.500%	02/15/27			235	226,129
5.125%	06/15/39			420	368,118
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30			1,090	923,202

SEE NOTES TO FINANCIAL STATEMENTS.
A339

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29		EUR	1,500	$1,242,668
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.625%	07/15/24			186	178,712
Sr. Sec’d. Notes, 144A
4.250%	06/01/29	(a)		1,275	1,077,431
4.375%	01/15/30			1,225	1,040,733
4.625%	06/15/28			315	274,934
6.125%	06/15/30			825	773,358
Sr. Unsec’d. Notes
6.750%	06/15/23			1,900	1,966,272

					14,296,335

Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29			1,075	825,030
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29			3,000	2,395,743
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	(a)		2,000	1,455,621
6.250%	09/15/27			865	724,008
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29			1,200	914,735
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	(a)		3,000	2,866,241
KB Home,
Gtd. Notes
4.000%	06/15/31	(a)		1,050	810,034
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	(a)		5,725	4,221,243
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28			2,350	2,111,044
5.875%	06/15/27			1,620	1,496,523

					17,820,222

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	(a)		800	645,431

Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31	(a)		450	362,096
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR	2,000	1,988,828

					2,350,924

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.100%	04/01/23			7,518	$7,455,102
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	(a)		1,725	1,302,859

					8,757,961

Insurance — 0.0%
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43			390	378,405
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44			595	555,438
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR	2,200	2,287,985
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44			290	282,019
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51			1,030	761,050

					4,264,897

Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	(a)		2,750	2,188,519
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30			220	209,827
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)		768	681,601

					3,079,947

Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	(a)		5,825	4,715,975
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30			880	752,678
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47			1,485	1,271,175
6.384%	10/23/35			830	837,707
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31			2,460	1,825,435
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55			325	227,017
5.300%	05/15/49			559	481,746

SEE NOTES TO FINANCIAL STATEMENTS.
A340

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29			3,000	$1,823,039
7.750%	07/01/26			400	310,450
Paramount Global,
Sr. Unsec’d. Notes
5.250%	04/01/44			145	124,092
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24			395	394,980
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30		GBP	1,900	1,861,621

					14,625,915

Mining — 0.0%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39			1,140	1,209,475
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32			270	247,316
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26	(a)		1,775	1,504,806
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.400%	02/01/43			1,100	1,029,264

					3,990,861

Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37		CAD	600	246,795

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26			1,085	967,444

Oil & Gas — 0.3%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26			998	1,054,954
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26			800	746,031
9.000%	11/01/27			186	236,660
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25	(oo)		1,735	1,638,279
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33			735	795,116
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32			140	115,953
3.750%	02/15/52			105	79,863
5.250%	06/15/37			840	818,474

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
6.800%	09/15/37			515	$566,821
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29	(a)		2,200	2,074,271
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26			2,230	2,176,516
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28			2,450	2,333,666
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23		CHF	3,350	1,579,113
2.500%	03/21/26		EUR	1,200	345,823
4.250%	04/06/24		GBP	1,100	401,709
4.950%	07/19/22			1,000	750,000
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	(a)		425	370,939
6.000%	02/01/31	(a)		425	367,889
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41			1,350	1,468,711
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27	(a)		2,000	2,017,641
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	(a)		3,500	3,611,324
7.500%	05/01/31			2,450	2,639,875
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29		GBP	100	107,851
6.625%	01/16/34		GBP	2,600	2,907,121
Gtd. Notes, EMTN
6.250%	12/14/26		GBP	200	236,717
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28		EUR	5,800	4,822,250
Phillips 66 Co.,
Gtd. Notes, 144A
3.605%	02/15/25	(a)		265	262,036
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38			295	324,148
6.800%	05/15/38			370	415,151
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29		EUR	1,250	975,894

					36,240,796

Packaging & Containers — 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%
5.000%	06/30/27		EUR	3,023	2,281,255

SEE NOTES TO FINANCIAL STATEMENTS.
A341

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	(a)		1,350	$1,153,399
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28		EUR	1,800	1,547,045

					4,981,699

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49			885	784,437
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	(a)		1,000	701,387
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28			250	133,206
5.000%	02/15/29			75	38,961
5.250%	01/30/30			625	325,401
5.250%	02/15/31			825	423,630
6.250%	02/15/29			2,965	1,582,797
7.000%	01/15/28			565	323,462
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27			10	9,616
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	(a)		1,225	1,084,061
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	(a)		600	517,830
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46			955	769,373
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40			820	577,462
4.000%	06/22/50			570	379,798

					7,651,421

Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28			2,500	2,277,302
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30	(oo)		2,990	2,571,443
Sr. Unsec’d. Notes
4.950%	06/15/28			800	788,300
5.000%	05/15/50			595	506,218
5.875%	01/15/24			275	280,279
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24	(a)		600	586,181
5.600%	04/01/44			350	252,722

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39		210	$222,847
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30		730	617,357
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45		145	136,963
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		60	54,266
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		745	762,641
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		360	305,450
6.350%	01/15/31		630	658,456
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43		620	465,890
4.700%	06/15/44		855	677,054
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		3,050	2,551,999
7.500%	10/01/25		1,000	971,413
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		285	249,866
4.125%	08/15/31		210	180,365
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	318,566
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		405	399,047
5.400%	03/04/44		1,095	1,043,660

				16,878,285

Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	(a)	3,500	2,711,554
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29		1,125	966,290
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		255	217,160

				3,895,004

Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		270	212,314
4.050%	07/01/30		575	518,175

SEE NOTES TO FINANCIAL STATEMENTS.
A342

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31			1,245	$847,304
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26			85	83,182
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31			555	478,081
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31			590	477,082
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
2.500%	03/24/26		GBP	2,750	2,971,735
3.325%	03/24/25		EUR	4,225	4,191,117
3.692%	06/05/28		GBP	3,900	4,122,291
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	(h)		1,655	1,563,565
Simon Property Group LP,
Sr. Unsec’d. Notes
2.250%	01/15/32			1,500	1,194,370
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25			5,150	4,969,584
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30			1,410	1,333,254
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26			1,925	1,773,595
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29			1,400	1,178,186

					25,913,835

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28			1,325	1,152,551
At Home Group, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/28			575	420,533
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30			845	793,462
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	10/30/25		EUR	2,600	2,442,354
Sr. Sec’d. Notes, 144A
6.250%	10/30/25		EUR	2,200	2,066,607
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29			1,350	949,220

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)		4,435	$4,169,706

					11,994,433

Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36			3,400	2,582,614

Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27			3,000	2,764,320
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41			1,280	1,023,103
3.500%	09/15/53			1,525	1,156,510
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27		EUR	2,000	1,913,855
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26		EUR	1,000	933,941
6.500%	10/15/26	(a)		500	449,842
7.000%	10/15/28	(a)		475	415,182
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27			1,795	1,556,733
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes
3.125%	09/15/26		EUR	1,687	1,502,708
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22			2,175	2,190,467
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29			2,800	2,354,491
Sr. Sec’d. Notes
2.550%	02/15/31			3,090	2,599,459
3.000%	02/15/41			100	74,294
3.875%	04/15/30			270	252,080
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51		CAD	465	283,630
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31		EUR	1,500	1,210,382

					20,680,997

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26	(a)		1,300	1,193,918

Transportation — 0.1%
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23			1,785	1,756,747

SEE NOTES TO FINANCIAL STATEMENTS.
A343

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Kazakhstan Temir Zholy Finance BV (Kazakhstan),
Gtd. Notes
6.950%	07/10/42		200	$181,353
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	1,500	1,459,635
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	867,629
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	635	621,600
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31(d)	GBP	1,500	91,297
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25(a)		2,765	2,751,094

				7,729,355

TOTAL CORPORATE BONDS (cost $588,387,287)				480,995,746

MUNICIPAL BOND — 0.0%
Puerto Rico
Commonwealth of Puerto Rico,
General Obligation, Subseries C
—%(p)	11/01/43		1,300	646,340

(cost $719,265)

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Bellemeade Re Ltd. (Bermuda),
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.474%(c)	10/25/30		346	346,657
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
5.324%(c)	10/25/30		650	651,683
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
2.326%(c)	09/25/31		150	139,055
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
2.783%(c)	09/12/26^		1,121	1,115,546
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
4.026%(c)	10/25/41		750	642,413
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
2.476%(c)	10/25/41		150	139,129
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
4.076%(c)	12/25/41		1,290	1,100,552
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
7.176%(c)	03/25/42		220	214,850

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
6.176%(c)	03/25/42	180	$167,837
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.424%(c)	04/25/29	620	614,175
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
4.024%(c)	05/25/30	892	893,375
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
4.226%(c)	11/25/41	190	162,503
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.926%(c)	11/25/41	90	80,323
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.926%(c)	11/25/50	2,075	1,954,142
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
4.576%(c)	11/25/41	90	76,986
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
3.726%(c)	10/25/50	581	582,113
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
3.976%(c)	01/25/34	470	403,389
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
2.576%(c)	01/25/34	293	282,410
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
4.326%(c)	10/25/41	250	213,851
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
4.076%(c)	12/25/33	300	236,050
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
4.276%(c)	09/25/41	430	360,854
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
3.026%(c)	09/25/41	830	725,437
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
4.676%(c)	12/25/41	220	181,604
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
3.276%(c)	12/25/41	500	431,444
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
3.826%(c)	04/25/42	580	545,216

SEE NOTES TO FINANCIAL STATEMENTS.
A344

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		2,035	$1,940,377
Home Re Ltd. (Bermuda),
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
4.874%(c)	10/25/30		71	71,360
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
2.526%(c)	01/25/34		395	385,742
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
3.726%(c)	01/25/34		640	602,682
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month LIBOR + 0.820% (Cap 11.500%, Floor 0.820%)
2.444%(c)	05/25/36		64	57,711
Jupiter Mortgage PLC (United Kingdom),
Series 01A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.861%(c)	07/20/60	GBP	700	842,403
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,861	1,713,278
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
2.526%(c)	04/25/34		3,200	3,116,722
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
3.826%(c)	04/25/34		800	746,050
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
5.467%(c)	12/25/22		1,439	1,426,485
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.024%(c)	03/25/28		209	209,208
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)
2.576%(c)	12/27/33		510	506,238

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $25,456,827)				23,879,850

SOVEREIGN BONDS — 1.1%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	200	179,410
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	566,308
4.690%	10/28/34	EUR	200	234,222
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	420,421

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		7,238	$7,102,148
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	651,295
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
9.850%	06/28/27	COP	1,000,000	235,755
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	8,000	7,934,854
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.500%	06/17/31	EUR	3,000	2,691,669
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	3,969,741
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	13,736	11,461,343
1.875%	01/24/52	EUR	195	124,829
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,272,103
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	5,000	4,001,151
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	5,000	4,626,973
1.100%	03/12/33	EUR	2,000	1,488,089
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	5,000	5,134,955
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	595,377
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.900%	04/01/31	EUR	2,145	1,867,453
Sr. Unsec’d. Notes, 144A
1.700%	09/01/51	EUR	1,360	959,745
1.800%	03/01/41	EUR	1,000	804,565
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	1,293	981,388
2.375%	11/09/28	EUR	2,300	2,184,724
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	10/22/35	EUR	300	286,683
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	4,000	3,243,657
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	3,671,208
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	751,274

SEE NOTES TO FINANCIAL STATEMENTS.
A345

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33		EUR	3,500	$2,600,349
2.750%	01/30/26		EUR	2,500	2,554,723
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25		EUR	300	292,374
0.700%	02/03/29		EUR	2,000	1,742,708
1.200%	04/28/33		EUR	1,250	979,834
1.750%	04/28/41		EUR	545	385,590
Portugal Obrigacoes do Tesouro OT (Portugal),
Unsec’d. Notes, 144A
1.000%	04/12/52		EUR	7,000	4,377,300
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32		EUR	1,000	891,496
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43		EUR	967	914,815
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29			200	176,703
4.000%	10/17/49	(a)		1,000	824,597
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36		EUR	300	324,959
5.200%	07/31/34		EUR	400	469,257
5.250%	12/07/34		GBP	777	1,041,711
5.345%	01/27/48		EUR	1,000	1,260,897
6.000%	08/04/28		GBP	12,470	16,908,432
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes
0.942%(s)	02/20/31		EUR	2,760	2,097,834
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27	(d)		1,000	260,000
4.375%	03/21/29			5,600	1,456,000
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39		EUR	3,100	2,487,867
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30		EUR	100	86,570
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29		EUR	900	682,228
3.125%	05/15/27		EUR	5,500	5,058,517
Slovenia Government Bond (Slovenia),
Bonds, Series RS77
2.250%	03/03/32		EUR	100	104,097
Unsec’d. Notes, Series RS86
0.000%	02/12/31		EUR	100	86,244
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50		EUR	1,610	1,046,166
1.200%	10/31/40	(k)	EUR	10,000	7,992,647
2.350%	07/30/33	(k)	EUR	3,375	3,490,700
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29		GBP	625	864,603

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30		EUR	200	$50,302
6.750%	06/20/26	(d)	EUR	10,000	2,646,074

TOTAL SOVEREIGN BONDS (cost $194,690,956)					131,596,934

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32			910	1,129,484
6.750%	03/15/31	(k)		2,800	3,506,838
Federal Home Loan Mortgage Corp., MTN
2.916%(s)	12/14/29	(k)		1,475	1,153,336
Federal National Mortgage Assoc.
3.500%	TBA			15,500	14,885,998
6.625%	11/15/30	(k)		1,690	2,088,885
7.125%	01/15/30			100	125,507
Tennessee Valley Authority Generic Strips, Bonds
2.768%(s)	09/15/30			2,350	1,706,722
2.897%(s)	03/15/33			461	304,973

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $25,218,696)					24,901,743

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds
1.250%	05/15/50			545	346,671
1.375%	11/15/40			13,010	9,367,200
2.000%	11/15/41	(h)		1,405	1,115,658
2.375%	02/15/42	(h)		90,210	76,481,166
2.875%	05/15/43			185	168,552
3.125%	02/15/43	(k)		3,205	3,043,748
U.S. Treasury Notes
0.375%	07/31/27			22,000	19,225,937
0.750%	01/31/28			3,000	2,642,344
1.375%	12/31/28			500	450,625
1.500%	02/15/25			4,745	4,560,019
1.875%	02/28/29			475	441,602
2.375%	03/31/29	(k)		2,535	2,427,263
2.875%	04/30/29			1,050	1,037,859
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26			5,000	4,455,469
1.279%(s)	11/15/41	(k)		21,500	10,786,953
1.458%(s)	08/15/40	(k)		24,145	12,982,653
1.559%(s)	02/15/26			14,500	13,022,246
1.775%(s)	02/15/40	(k)		7,770	4,302,941
1.851%(s)	11/15/40			5,490	2,919,565
U.S. Treasury Strips Principal
1.333%(s)	02/15/49	(k)		295	125,951

TOTAL U.S. TREASURY OBLIGATIONS (cost $206,199,129)					169,904,422

TOTAL LONG-TERM INVESTMENTS (cost $10,434,748,929)					9,692,737,846

			Shares

SHORT-TERM INVESTMENTS — 24.6%

AFFILIATED MUTUAL FUNDS — 23.4%
PGIM Core Ultra Short Bond Fund(wd)2,494,451,297					2,494,451,297

SEE NOTES TO FINANCIAL STATEMENTS.
A346

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

		Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $400,568,024; includes $400,204,737 of cash collateral for securities on loan)(b)(wd)		400,901,615	$400,540,803

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,895,019,321)			2,894,992,100

		Principal
Interest Rate	Maturity Date	Amount (000)#

U.S. TREASURY OBLIGATION(h)(k)(n) — 1.1%
U.S. Treasury Bills
1.228%	09/15/22	129,320	128,886,192
(cost $128,981,181)

OPTIONS PURCHASED*~ — 0.1% (cost $19,409,569)			14,076,088

TOTAL SHORT-TERM INVESTMENTS (cost $3,043,410,071)			3,037,954,380

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.0% (cost $13,478,159,000)			12,730,692,226

OPTIONS WRITTEN*~ — (0.0)% (premiums received $750,830)			(642,617)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.0% (cost $13,477,408,170)			12,730,049,609
Liabilities in excess of other assets(z) — (3.0)%			(375,585,757)

NET ASSETS — 100.0%			$12,354,463,852

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

Options Purchased:

Exchange Traded

~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,883,422 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $387,487,952; cash collateral of $400,204,737 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	08/11/26	$4,450.00	108	11	$4,940,335
S&P 500 Index (FLEX)	Call	08/12/27	$4,460.00	130	13	7,188,360

Total Exchange Traded (cost $ 18,701,607)						$12,128,695

SEE NOTES TO FINANCIAL STATEMENTS.
A347

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,170	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	28,450	—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,170	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	28,450	—
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	28,450	15
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,530	9
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,540	9
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	28,450	409,126
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	28,450	344,873
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,170	298,788
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,170	298,788
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	28,450	332,171
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,540	138,427
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,530	125,187

Total OTC Swaptions (cost $707,962)								$1,947,393

Total Options Purchased (cost $19,409,569)								$14,076,088

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	28,450	$(168)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	28,450	(360)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,170	(705)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	27,170	(705)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	28,450	(3,358)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	08/17/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,540	(2,531)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	08/17/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	17,530	(3,814)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	28,450	(117,549)

SEE NOTES TO FINANCIAL STATEMENTS.
A348

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	28,450	$(99,266)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,170	(56,704)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	27,170	(56,704)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	28,450	(124,790)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	08/17/22	1.13%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,540	(52,580)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	08/17/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	17,530	(47,893)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.33%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,310	(42,229)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	09/21/22	1.45%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,310	(31,908)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	15,910	(480)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	30,660	(873)

Total Options Written (premiums received $750,830)								$(642,617)

Futures contracts outstanding at June 30, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,820	2 Year U.S. Treasury Notes	Sep. 2022	$382,228,439	$(1,166,397)
4,617	5 Year U.S. Treasury Notes	Sep. 2022	518,258,250	(983,310)
4,197	10 Year U.S. Treasury Notes	Sep. 2022	497,475,656	1,832,444
162	10 Year U.S. Ultra Treasury Notes	Sep. 2022	20,634,750	(114,590)
512	20 Year U.S. Treasury Bonds	Sep. 2022	70,976,000	(124,740)
1,004	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	154,961,125	(1,441,587)
94	Euro Schatz Index	Sep. 2022	10,751,579	1,853
61	Euro-OAT	Sep. 2022	8,855,523	(335,870)
2,097	Mini MSCI EAFE Index	Sep. 2022	194,664,510	998,316
61	Mini MSCI Emerging Markets Index	Sep. 2022	3,058,235	31,638
149	NASDAQ 100 E-Mini Index	Sep. 2022	34,357,910	602,577
126	Russell 2000 E-Mini Index	Sep. 2022	10,760,400	(47,923)
6,443	S&P 500 E-Mini Index	Sep. 2022	1,220,787,425	928,734

				181,145

Short Positions:
218	5 Year Euro-Bobl	Sep. 2022	28,371,590	217,846
360	10 Year Euro-Bund	Sep. 2022	56,129,040	1,240,962
33	10 Year U.K. Gilt	Sep. 2022	4,578,679	168,170
228	10 Year U.S. Ultra Treasury Notes	Sep. 2022	29,041,500	163,611
711	20 Year U.S. Treasury Bonds	Sep. 2022	98,562,375	(2,559,240)
100	British Pound Currency	Sep. 2022	7,624,375	259,783
1,203	Euro Currency	Sep. 2022	158,465,175	3,267,485

SEE NOTES TO FINANCIAL STATEMENTS.
A349

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Futures contracts outstanding at June 30, 2022 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
14	Euro Schatz Index	Sep. 2022	$1,601,299	$3,488

				2,762,105

				$2,943,250

Forward foreign currency exchange contracts outstanding at June 30, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	BNP Paribas S.A.	AUD	1,878	$1,398,940	$1,296,744	$—	$(102,196)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	1,194	828,186	824,260	—	(3,926)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	924	663,000	637,851	—	(25,149)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	896	624,000	618,459	—	(5,541)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	492	353,052	339,544	—	(13,508)
Brazilian Real,
Expiring 07/05/22	Barclays Bank PLC	BRL	11,294	2,190,000	2,154,813	—	(35,187)
Expiring 07/05/22	Citibank, N.A.	BRL	36,794	7,556,751	7,019,899	—	(536,852)
Expiring 07/05/22	Citibank, N.A.	BRL	16,333	3,354,503	3,116,190	—	(238,313)
Expiring 08/02/22	Goldman Sachs International	BRL	7,050	1,337,000	1,333,658	—	(3,342)
Expiring 08/02/22	The Toronto-Dominion Bank	BRL	48,469	9,194,976	9,168,339	—	(26,637)
British Pound,
Expiring 07/05/22	Barclays Bank PLC	GBP	593	728,200	722,012	—	(6,188)
Expiring 07/05/22	BNP Paribas S.A.	GBP	28,723	35,223,446	34,966,733	—	(256,713)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	GBP	6,599	8,121,478	8,035,733	—	(85,745)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	995	1,208,057	1,211,049	2,992	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	890	1,118,543	1,084,235	—	(34,308)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	GBP	560	705,632	681,600	—	(24,032)
Canadian Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	1,092	842,000	848,094	6,094	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	846	657,283	657,492	209	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	CAD	570	445,737	442,660	—	(3,077)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CAD	768	595,121	596,406	1,285	—
Chilean Peso,
Expiring 09/21/22	BNP Paribas S.A.	CLP	557,863	668,099	597,457	—	(70,642)
Chinese Renminbi,
Expiring 08/23/22	Morgan Stanley & Co. International PLC	CNH	5,023	749,847	750,210	363	—
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	12,897,058	3,334,081	3,063,715	—	(270,366)
Expiring 09/21/22	Citibank, N.A.	COP	5,840,695	1,509,906	1,387,465	—	(122,441)
Czech Koruna,
Expiring 07/19/22	Barclays Bank PLC	CZK	40,496	1,722,000	1,710,605	—	(11,395)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CZK	57,083	2,428,000	2,411,288	—	(16,712)
Euro,
Expiring 07/05/22	Citibank, N.A.	EUR	1,501	1,564,917	1,573,855	8,938	—
Expiring 07/05/22	HSBC Bank PLC	EUR	897	938,455	939,865	1,410	—
Expiring 07/05/22	Morgan Stanley & Co. International PLC	EUR	67,376	71,266,561	70,628,319	—	(638,242)
Expiring 07/05/22	Morgan Stanley & Co. International PLC	EUR	1,577	1,663,817	1,653,274	—	(10,543)
Expiring 07/19/22	Barclays Bank PLC	EUR	1,285	1,353,877	1,347,807	—	(6,070)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	EUR	30,975	32,867,971	32,500,523	—	(367,448)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	EUR	1,163	1,249,151	1,220,459	—	(28,692)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	3,665	3,835,479	3,845,923	10,444	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	EUR	3,471	3,676,374	3,641,809	—	(34,565)
Expiring 07/19/22	Standard Chartered Bank	EUR	1,500	1,580,743	1,573,870	—	(6,873)

SEE NOTES TO FINANCIAL STATEMENTS.
A350

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 07/19/22	Barclays Bank PLC	HUF	803,870	$2,277,575	$2,118,296	$—	$(159,279)
Expiring 07/19/22	Barclays Bank PLC	HUF	542,330	1,536,563	1,429,106	—	(107,457)
Expiring 07/19/22	Goldman Sachs International	HUF	629,934	1,709,000	1,659,953	—	(49,047)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	420,697	1,114,000	1,108,587	—	(5,413)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	798,540	2,095,000	2,104,252	9,252	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	516,094	1,367,000	1,359,972	—	(7,028)
Expiring 07/19/22	UBS AG	HUF	583,085	1,532,000	1,536,501	4,501	—
Expiring 07/19/22	UBS AG	HUF	422,671	1,109,000	1,113,790	4,790	—
Israeli Shekel,
Expiring 09/21/22	Barclays Bank PLC	ILS	1,432	432,008	412,383	—	(19,625)
Expiring 09/21/22	Citibank, N.A.	ILS	1,432	432,400	412,383	—	(20,017)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	ILS	2,104	623,000	605,972	—	(17,028)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	1,219	350,129	351,235	1,106	—
Japanese Yen,
Expiring 07/19/22	Barclays Bank PLC	JPY	90,139	701,741	665,087	—	(36,654)
Expiring 07/19/22	HSBC Bank PLC	JPY	239,166	1,916,056	1,764,684	—	(151,372)
Expiring 07/19/22	HSBC Bank PLC	JPY	210,039	1,682,707	1,549,769	—	(132,938)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	JPY	123,441	909,298	910,807	1,509	—
Mexican Peso,
Expiring 09/21/22	BNP Paribas S.A.	MXN	30,761	1,540,000	1,506,280	—	(33,720)
Expiring 09/21/22	HSBC Bank PLC	MXN	146,680	7,306,795	7,182,573	—	(124,222)
Expiring 09/21/22	HSBC Bank PLC	MXN	18,077	900,510	885,201	—	(15,309)
New Zealand Dollar,
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	3,119	2,128,023	1,947,450	—	(180,573)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	NZD	1,851	1,263,267	1,156,072	—	(107,195)
Norwegian Krone,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	NOK	6,839	776,316	694,529	—	(81,787)
Peruvian Nuevo Sol,
Expiring 09/21/22	Bank of America, N.A.	PEN	3,973	1,058,157	1,028,658	—	(29,499)
Expiring 09/21/22	Barclays Bank PLC	PEN	3,203	853,649	829,440	—	(24,209)
Expiring 09/21/22	Barclays Bank PLC	PEN	1,783	475,194	461,715	—	(13,479)
Expiring 09/21/22	BNP Paribas S.A.	PEN	13,830	3,635,067	3,580,885	—	(54,182)
Philippine Peso,
Expiring 09/21/22	Bank of America, N.A.	PHP	167,241	3,079,000	3,021,874	—	(57,126)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	143,558	2,665,000	2,593,958	—	(71,042)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	PHP	114,431	2,136,896	2,067,654	—	(69,242)
Expiring 09/21/22	Standard Chartered Bank	PHP	170,933	3,192,916	3,088,590	—	(104,326)
Expiring 09/21/22	The Toronto-Dominion Bank	PHP	162,266	3,033,000	2,931,981	—	(101,019)
Polish Zloty,
Expiring 07/19/22	BNP Paribas S.A.	PLN	8,002	1,866,000	1,780,848	—	(85,152)
Expiring 07/19/22	BNP Paribas S.A.	PLN	4,775	1,064,000	1,062,710	—	(1,290)
Expiring 07/19/22	Citibank, N.A.	PLN	3,464	774,000	770,894	—	(3,106)
Expiring 07/19/22	HSBC Bank PLC	PLN	8,931	2,070,303	1,987,517	—	(82,786)
Expiring 07/19/22	HSBC Bank PLC	PLN	7,547	1,739,965	1,679,488	—	(60,477)
Expiring 07/19/22	HSBC Bank PLC	PLN	4,865	1,127,000	1,082,749	—	(44,251)
Expiring 07/19/22	HSBC Bank PLC	PLN	4,860	1,126,669	1,081,617	—	(45,052)
Expiring 07/19/22	HSBC Bank PLC	PLN	4,107	946,898	913,986	—	(32,912)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	8,173	1,823,000	1,818,857	—	(4,143)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	6,294	1,419,000	1,400,797	—	(18,203)
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	PLN	5,734	1,283,000	1,276,178	—	(6,822)
Singapore Dollar,
Expiring 09/21/22	BNP Paribas S.A.	SGD	1,276	929,536	918,979	—	(10,557)
Expiring 09/21/22	HSBC Bank PLC	SGD	1,730	1,250,000	1,245,908	—	(4,092)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	SGD	1,713	1,236,000	1,233,512	—	(2,488)

SEE NOTES TO FINANCIAL STATEMENTS.
A351

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 09/21/22	HSBC Bank PLC	ZAR	10,860	$664,703	$661,872	$—	$(2,831)
Expiring 09/21/22	HSBC Bank PLC	ZAR	3,276	208,451	199,690	—	(8,761)
Expiring 09/21/22	Standard Chartered Bank	ZAR	24,391	1,503,000	1,486,557	—	(16,443)
South Korean Won,
Expiring 09/21/22	BNP Paribas S.A.	KRW	1,243,945	1,001,090	967,046	—	(34,044)
Swedish Krona,
Expiring 07/19/22	BNP Paribas S.A.	SEK	5,072	537,953	496,119	—	(41,834)
Expiring 07/19/22	BNP Paribas S.A.	SEK	3,475	355,742	339,935	—	(15,807)
Swiss Franc,
Expiring 07/05/22	Morgan Stanley & Co. International PLC	CHF	542	565,891	568,087	2,196	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	CHF	518	536,540	543,432	6,892	—

				$285,415,191	$280,198,630	61,981	(5,278,542)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/22	BNP Paribas S.A.	AUD	3,103	$2,310,801	$2,141,991	$168,810	$—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	1,787	1,283,209	1,233,629	49,580	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	AUD	884	619,000	610,153	8,847	—
Brazilian Real,
Expiring 07/05/22	BNP Paribas S.A.	BRL	16,333	3,339,831	3,116,190	223,641	—
Expiring 07/05/22	The Toronto-Dominion Bank	BRL	48,088	9,194,736	9,174,713	20,023	—
British Pound,
Expiring 07/05/22	BNP Paribas S.A.	GBP	29,316	36,649,779	35,688,745	961,034	—
Expiring 07/19/22	The Toronto-Dominion Bank	GBP	27,593	35,997,254	33,598,817	2,398,437	—
Expiring 08/02/22	BNP Paribas S.A.	GBP	28,723	35,240,536	34,985,226	255,310	—
Canadian Dollar,
Expiring 07/19/22	Barclays Bank PLC	CAD	923	730,880	716,744	14,136	—
Chinese Renminbi,
Expiring 08/23/22	Goldman Sachs International	CNH	9,935	1,454,000	1,483,794	—	(29,794)
Expiring 08/23/22	HSBC Bank PLC	CNH	21,192	3,162,000	3,164,870	—	(2,870)
Expiring 08/23/22	HSBC Bank PLC	CNH	4,954	732,473	739,830	—	(7,357)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	161,666	23,610,146	24,143,660	—	(533,514)
Expiring 08/23/22	JPMorgan Chase Bank, N.A.	CNH	13,893	2,028,904	2,074,751	—	(45,847)
Euro,
Expiring 07/05/22	Morgan Stanley & Co. International PLC	EUR	71,351	76,328,847	74,795,313	1,533,534	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	43,207	46,974,425	45,334,777	1,639,648	—
Expiring 07/19/22	BNP Paribas S.A.	EUR	623	675,000	654,091	20,909	—
Expiring 07/19/22	Standard Chartered Bank	EUR	56,694	62,109,502	59,485,516	2,623,986	—
Expiring 08/02/22	Morgan Stanley & Co. International PLC	EUR	67,376	71,397,607	70,761,107	636,500	—
Hungarian Forint,
Expiring 07/19/22	Bank of America, N.A.	HUF	276,936	759,000	729,760	29,240	—
Expiring 07/19/22	Barclays Bank PLC	HUF	465,188	1,243,000	1,225,827	17,173	—
Expiring 07/19/22	Citibank, N.A.	HUF	309,627	845,000	815,904	29,096	—
Expiring 07/19/22	Citibank, N.A.	HUF	236,335	652,000	622,772	29,228	—
Expiring 07/19/22	JPMorgan Chase Bank, N.A.	HUF	801,940	2,070,000	2,113,209	—	(43,209)
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	440,843	1,194,000	1,161,674	32,326	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	331,660	904,000	873,963	30,037	—
Expiring 07/19/22	Morgan Stanley & Co. International PLC	HUF	331,478	881,000	873,485	7,515	—
Indian Rupee,
Expiring 09/21/22	Barclays Bank PLC	INR	50,372	639,000	633,041	5,959	—
Expiring 09/21/22	Credit Suisse International	INR	168,159	2,138,885	2,113,293	25,592	—

SEE NOTES TO FINANCIAL STATEMENTS.
A352

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	IDR	13,257,785	$917,050	$883,855	$33,195	$—
Expiring 09/21/22	Standard Chartered Bank	IDR	38,193,118	2,597,000	2,546,216	50,784	—
Israeli Shekel,
Expiring 09/21/22	Barclays Bank PLC	ILS	14,368	4,335,293	4,138,346	196,947	—
Expiring 09/21/22	Barclays Bank PLC	ILS	5,481	1,644,000	1,578,619	65,381	—
Expiring 09/21/22	Citibank, N.A.	ILS	14,368	4,339,221	4,138,346	200,875	—
Expiring 09/21/22	Citibank, N.A.	ILS	10,933	3,180,000	3,149,015	30,985	—
Expiring 09/21/22	Citibank, N.A.	ILS	7,122	2,141,000	2,051,131	89,869	—
Expiring 09/21/22	Citibank, N.A.	ILS	4,543	1,319,000	1,308,542	10,458	—
Expiring 09/21/22	Citibank, N.A.	ILS	4,512	1,319,000	1,299,576	19,424	—
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ILS	9,969	2,861,000	2,871,275	—	(10,275)
Japanese Yen,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	JPY	84,388	643,000	622,653	20,347	—
New Taiwanese Dollar,
Expiring 09/21/22	Citibank, N.A.	TWD	104,088	3,553,093	3,524,853	28,240	—
Expiring 09/21/22	Citibank, N.A.	TWD	70,348	2,394,000	2,382,269	11,731	—
Expiring 09/21/22	Goldman Sachs International	TWD	120,530	4,119,412	4,081,649	37,763	—
Expiring 09/21/22	HSBC Bank PLC	TWD	128,444	4,390,189	4,349,647	40,542	—
Expiring 09/21/22	HSBC Bank PLC	TWD	55,751	1,913,000	1,887,949	25,051	—
Expiring 09/21/22	HSBC Bank PLC	TWD	18,386	625,000	622,636	2,364	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	109,322	3,732,000	3,702,111	29,889	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	TWD	92,444	3,132,000	3,130,536	1,464	—
Philippine Peso,
Expiring 09/21/22	Citibank, N.A.	PHP	125,749	2,273,000	2,272,166	834	—
Polish Zloty,
Expiring 07/19/22	Morgan Stanley & Co. International PLC	PLN	1,917	440,000	426,650	13,350	—
South African Rand,
Expiring 09/21/22	Deutsche Bank AG	ZAR	27,243	1,664,000	1,660,384	3,616	—
Expiring 09/21/22	Standard Chartered Bank	ZAR	50,259	3,207,322	3,063,138	144,184	—
South Korean Won,
Expiring 09/21/22	BNP Paribas S.A.	KRW	5,422,880	4,364,175	4,215,762	148,413	—
Expiring 09/21/22	Goldman Sachs International	KRW	3,506,009	2,721,000	2,725,581	—	(4,581)
Expiring 09/21/22	HSBC Bank PLC	KRW	2,644,433	2,046,000	2,055,790	—	(9,790)
Expiring 09/21/22	Morgan Stanley & Co. International PLC	KRW	3,853,090	2,971,000	2,995,403	—	(24,403)
Swiss Franc,
Expiring 07/05/22	Citibank, N.A.	CHF	542	563,264	568,086	—	(4,822)
Expiring 07/19/22	Barclays Bank PLC	CHF	1,646	1,771,241	1,725,758	45,483	—
Expiring 07/19/22	Barclays Bank PLC	CHF	646	695,597	677,735	17,862	—
Expiring 08/02/22	Morgan Stanley & Co. International PLC	CHF	542	566,814	569,104	—	(2,290)
Thai Baht,
Expiring 09/21/22	Goldman Sachs International	THB	56,629	1,658,000	1,608,024	49,976	—
Expiring 09/21/22	Goldman Sachs International	THB	50,630	1,475,910	1,437,667	38,243	—
Expiring 09/21/22	HSBC Bank PLC	THB	94,749	2,719,000	2,690,472	28,528	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	265,525	7,781,185	7,539,794	241,391	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	149,358	4,297,451	4,241,134	56,317	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	117,770	3,323,000	3,344,160	—	(21,160)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	108,575	3,090,000	3,083,068	6,932	—
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	THB	67,723	1,974,090	1,923,051	51,039	—
Turkish Lira,
Expiring 09/21/22	UBS AG	TRY	7,090	399,399	395,657	3,742	—

				$524,320,521	$512,554,653	12,505,780	(739,912)

						$12,567,761	$(6,018,454)

SEE NOTES TO FINANCIAL STATEMENTS.
A353

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2022:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/22	Buy	EUR	604	CZK	15,450	$—	$(18,878)	HSBC Bank PLC
07/19/22	Buy	EUR	610	HUF	230,013	33,928	—	HSBC Bank PLC
07/19/22	Buy	HUF	243,019	EUR	634	—	(24,837)	JPMorgan Chase Bank, N.A.

						$33,928	$(43,715)

Credit default swap agreements outstanding at June 30, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/27	1.000%(Q)	1,000	$337,052	$1,047	$336,005	Bank of America, N.A.
Emirate of Abu Dhabi (D01)	06/20/27	1.000%(Q)	1,000	(14,117)	1,047	(15,164)	Bank of America, N.A.
Federation of Malaysia (D01)	06/20/27	1.000%(Q)	1,500	2,320	1,570	750	Bank of America, N.A.
Federative Republic of Brazil (D01)	06/20/27	1.000%(Q)	6,000	501,546	6,282	495,264	Bank of America, N.A.
Kingdom of Saudi Arabia (D01)	06/20/27	1.000%(Q)	1,000	(13,217)	1,047	(14,264)	Bank of America, N.A.
People’s Republic of China (D01)	06/20/27	1.000%(Q)	6,000	(40,796)	6,282	(47,078)	Bank of America, N.A.
Republic of Argentina (D01)	06/20/27	1.000%(Q)	1,000	781,126	1,047	780,079	Bank of America, N.A.
Republic of Chile (D01)	06/20/27	1.000%(Q)	1,500	8,303	1,570	6,733	Bank of America, N.A.
Republic of Colombia (D01)	06/20/27	1.000%(Q)	3,000	248,964	3,141	245,823	Bank of America, N.A.
Republic of Indonesia (D01)	06/20/27	1.000%(Q)	4,500	85,548	4,711	80,837	Bank of America, N.A.
Republic of Panama (D01)	06/20/27	1.000%(Q)	1,000	14,731	1,047	13,684	Bank of America, N.A.
Republic of Peru (D01)	06/20/27	1.000%(Q)	1,500	16,172	1,570	14,602	Bank of America, N.A.
Republic of Philippines (D01)	06/20/27	1.000%(Q)	1,000	12,240	1,047	11,193	Bank of America, N.A.
Republic of South Africa (D01)	06/20/27	1.000%(Q)	6,000	551,904	6,282	545,622	Bank of America, N.A.
Republic of Turkey (D01)	06/20/27	1.000%(Q)	6,000	1,612,502	6,282	1,606,220	Bank of America, N.A.
Republic of Ukraine (D01)	06/20/27	1.000%(Q)	1,000	781,036	1,047	779,989	Bank of America, N.A.
State of Qatar (D01)	06/20/27	1.000%(Q)	1,000	(13,903)	1,047	(14,950)	Bank of America, N.A.
United Mexican States (D01)	06/20/27	1.000%(Q)	6,000	200,276	6,282	193,994	Bank of America, N.A.
Arab Republic of Egypt (D02)	06/20/27	1.000%(Q)	800	269,641	1,147	268,494	Goldman Sachs International
Emirate of Abu Dhabi (D02)	06/20/27	1.000%(Q)	800	(11,293)	1,147	(12,440)	Goldman Sachs International
Federation of Malaysia (D02)	06/20/27	1.000%(Q)	1,200	1,856	1,720	136	Goldman Sachs International
Federative Republic of Brazil (D02)	06/20/27	1.000%(Q)	4,800	401,237	6,881	394,356	Goldman Sachs International
Kingdom of Saudi Arabia (D02)	06/20/27	1.000%(Q)	800	(10,573)	1,147	(11,720)	Goldman Sachs International
People’s Republic of China (D02)	06/20/27	1.000%(Q)	4,800	(32,637)	6,881	(39,518)	Goldman Sachs International
Republic of Argentina (D02)	06/20/27	1.000%(Q)	800	624,901	1,147	623,754	Goldman Sachs International
Republic of Chile (D02)	06/20/27	1.000%(Q)	1,200	6,643	1,720	4,923	Goldman Sachs International
Republic of Colombia (D02)	06/20/27	1.000%(Q)	2,400	199,171	3,440	195,731	Goldman Sachs International
Republic of Indonesia (D02)	06/20/27	1.000%(Q)	3,600	68,439	5,161	63,278	Goldman Sachs International
Republic of Panama (D02)	06/20/27	1.000%(Q)	800	11,785	1,147	10,638	Goldman Sachs International
Republic of Peru (D02)	06/20/27	1.000%(Q)	1,200	12,938	1,720	11,218	Goldman Sachs International
Republic of Philippines (D02)	06/20/27	1.000%(Q)	800	9,792	1,147	8,645	Goldman Sachs International
Republic of South Africa (D02)	06/20/27	1.000%(Q)	4,800	441,523	6,881	434,642	Goldman Sachs International
Republic of Turkey (D02)	06/20/27	1.000%(Q)	4,800	1,290,002	6,881	1,283,121	Goldman Sachs International
Republic of Ukraine (D02)	06/20/27	1.000%(Q)	800	624,829	1,147	623,682	Goldman Sachs International
State of Qatar (D02)	06/20/27	1.000%(Q)	800	(11,122)	1,147	(12,269)	Goldman Sachs International
United Mexican States (D02)	06/20/27	1.000%(Q)	4,800	160,221	6,881	153,340	Goldman Sachs International
Arab Republic of Egypt (D03)	06/20/27	1.000%(Q)	200	67,410	320	67,090	Goldman Sachs International
Emirate of Abu Dhabi (D03)	06/20/27	1.000%(Q)	200	(2,824)	320	(3,144)	Goldman Sachs International
Federation of Malaysia (D03)	06/20/27	1.000%(Q)	300	464	480	(16)	Goldman Sachs International

SEE NOTES TO FINANCIAL STATEMENTS.
A354

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D03)	06/20/27	1.000%(Q)	1,200	$100,309	$1,921	$98,388	Goldman Sachs International
Kingdom of Saudi Arabia (D03)	06/20/27	1.000%(Q)	200	(2,644)	320	(2,964)	Goldman Sachs International
People’s Republic of China (D03)	06/20/27	1.000%(Q)	1,200	(8,159)	1,921	(10,080)	Goldman Sachs International
Republic of Argentina (D03)	06/20/27	1.000%(Q)	200	156,225	320	155,905	Goldman Sachs International
Republic of Chile (D03)	06/20/27	1.000%(Q)	300	1,660	480	1,180	Goldman Sachs International
Republic of Colombia (D03)	06/20/27	1.000%(Q)	600	49,793	961	48,832	Goldman Sachs International
Republic of Indonesia (D03)	06/20/27	1.000%(Q)	900	17,110	1,441	15,669	Goldman Sachs International
Republic of Panama (D03)	06/20/27	1.000%(Q)	200	2,946	320	2,626	Goldman Sachs International
Republic of Peru (D03)	06/20/27	1.000%(Q)	300	3,234	480	2,754	Goldman Sachs International
Republic of Philippines (D03)	06/20/27	1.000%(Q)	200	2,448	320	2,128	Goldman Sachs International
Republic of South Africa (D03)	06/20/27	1.000%(Q)	1,200	110,381	1,921	108,460	Goldman Sachs International
Republic of Turkey (D03)	06/20/27	1.000%(Q)	1,200	322,500	1,921	320,579	Goldman Sachs International
Republic of Ukraine (D03)	06/20/27	1.000%(Q)	200	156,207	320	155,887	Goldman Sachs International
State of Qatar (D03)	06/20/27	1.000%(Q)	200	(2,781)	320	(3,101)	Goldman Sachs International
United Mexican States (D03)	06/20/27	1.000%(Q)	1,200	40,055	1,921	38,134	Goldman Sachs International
Arab Republic of Egypt (D04)	06/20/27	1.000%(Q)	600	202,231	1,404	200,827	Bank of America, N.A.
Emirate of Abu Dhabi (D04)	06/20/27	1.000%(Q)	600	(8,470)	1,404	(9,874)	Bank of America, N.A.
Federation of Malaysia (D04)	06/20/27	1.000%(Q)	900	1,392	2,105	(713)	Bank of America, N.A.
Federative Republic of Brazil (D04)	06/20/27	1.000%(Q)	3,600	300,927	8,421	292,506	Bank of America, N.A.
Kingdom of Saudi Arabia (D04)	06/20/27	1.000%(Q)	600	(7,930)	1,404	(9,334)	Bank of America, N.A.
People’s Republic of China (D04)	06/20/27	1.000%(Q)	3,600	(24,478)	8,421	(32,899)	Bank of America, N.A.
Republic of Argentina (D04)	06/20/27	1.000%(Q)	600	468,676	1,404	467,272	Bank of America, N.A.
Republic of Chile (D04)	06/20/27	1.000%(Q)	900	4,982	2,105	2,877	Bank of America, N.A.
Republic of Colombia (D04)	06/20/27	1.000%(Q)	1,800	149,379	4,211	145,168	Bank of America, N.A.
Republic of Indonesia (D04)	06/20/27	1.000%(Q)	2,700	51,329	6,316	45,013	Bank of America, N.A.
Republic of Panama (D04)	06/20/27	1.000%(Q)	600	8,839	1,404	7,435	Bank of America, N.A.
Republic of Peru (D04)	06/20/27	1.000%(Q)	900	9,703	2,105	7,598	Bank of America, N.A.
Republic of Philippines (D04)	06/20/27	1.000%(Q)	600	7,344	1,404	5,940	Bank of America, N.A.
Republic of South Africa (D04)	06/20/27	1.000%(Q)	3,600	331,142	8,421	322,721	Bank of America, N.A.
Republic of Turkey (D04)	06/20/27	1.000%(Q)	3,600	967,501	8,421	959,080	Bank of America, N.A.
Republic of Ukraine (D04)	06/20/27	1.000%(Q)	600	468,622	1,404	467,218	Bank of America, N.A.
State of Qatar (D04)	06/20/27	1.000%(Q)	600	(8,341)	1,404	(9,745)	Bank of America, N.A.
United Mexican States (D04)	06/20/27	1.000%(Q)	3,600	120,166	8,421	111,745	Bank of America, N.A.
Arab Republic of Egypt (D05)	06/20/27	1.000%(Q)	2,000	674,103	4,909	669,194	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D05)	06/20/27	1.000%(Q)	2,000	(28,234)	4,909	(33,143)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D05)	06/20/27	1.000%(Q)	3,000	4,642	7,364	(2,722)	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D05)	06/20/27	1.000%(Q)	12,000	1,003,092	29,456	973,636	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D05)	06/20/27	1.000%(Q)	2,000	(26,434)	4,909	(31,343)	Morgan Stanley & Co. International PLC
People’s Republic of China (D05)	06/20/27	1.000%(Q)	12,000	(81,592)	29,456	(111,048)	Morgan Stanley & Co. International PLC
Republic of Argentina (D05)	06/20/27	1.000%(Q)	2,000	1,562,252	4,909	1,557,343	Morgan Stanley & Co. International PLC
Republic of Chile (D05)	06/20/27	1.000%(Q)	3,000	16,608	7,364	9,244	Morgan Stanley & Co. International PLC
Republic of Colombia (D05)	06/20/27	1.000%(Q)	6,000	497,928	14,728	483,200	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.
A355

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Indonesia (D05)	06/20/27	1.000%(Q)	9,000	$171,096	$22,092	$149,004	Morgan Stanley & Co. International PLC
Republic of Panama (D05)	06/20/27	1.000%(Q)	2,000	29,462	4,909	24,553	Morgan Stanley & Co. International PLC
Republic of Peru (D05)	06/20/27	1.000%(Q)	3,000	32,345	7,364	24,981	Morgan Stanley & Co. International PLC
Republic of Philippines (D05)	06/20/27	1.000%(Q)	2,000	24,479	4,909	19,570	Morgan Stanley & Co. International PLC
Republic of South Africa (D05)	06/20/27	1.000%(Q)	12,000	1,103,809	29,456	1,074,353	Morgan Stanley & Co. International PLC
Republic of Turkey (D05)	06/20/27	1.000%(Q)	12,000	3,225,004	29,456	3,195,548	Morgan Stanley & Co. International PLC
Republic of Ukraine (D05)	06/20/27	1.000%(Q)	2,000	1,562,071	4,909	1,557,162	Morgan Stanley & Co. International PLC
State of Qatar (D05)	06/20/27	1.000%(Q)	2,000	(27,806)	4,909	(32,715)	Morgan Stanley & Co. International PLC
United Mexican States (D05)	06/20/27	1.000%(Q)	12,000	400,553	29,456	371,097	Morgan Stanley & Co. International PLC

				$23,329,766	$441,340	$22,888,426

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.37.V1 (D01)	06/20/27	1.000%(Q)	50,000	3.388%	$(5,004,737)	$(91,008)	$(4,913,729)	Bank of America, N.A.
CDX.EM.37.V1 (D02)	06/20/27	1.000%(Q)	40,000	3.388%	(4,003,789)	(96,289)	(3,907,500)	Goldman Sachs International
CDX.EM.37.V1 (D03)	06/20/27	1.000%(Q)	10,000	3.388%	(1,000,947)	(25,778)	(975,169)	Goldman Sachs International
CDX.EM.37.V1 (D04)	06/20/27	1.000%(Q)	30,000	3.388%	(3,002,843)	(99,898)	(2,902,945)	Bank of America, N.A.
CDX.EM.37.V1 (D05)	06/20/27	1.000%(Q)	100,000	3.388%	(10,009,475)	(344,753)	(9,664,722)	Morgan Stanley & Co. International PLC

					$(23,021,791)	$(657,726)	$(22,364,065)

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D05).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	07/14/22	0.500%(M)	8,658	0.500%	$7,213	$(837)	$8,050	Goldman Sachs International
GS_21-PJA	07/14/22	0.250%(M)	16,685	*	6,950	(807)	7,757	Goldman Sachs International

					$14,163	$(1,644)	$15,807

SEE NOTES TO FINANCIAL STATEMENTS.
A356

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	09/20/22	1.000%(Q)	1,000	$309,411	$149,727	$159,684	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	1,893	950,850	756,312	194,538	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	1,740	873,998	708,195	165,803	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	1,343	803,500	530,649	272,851	HSBC Bank PLC
Russian Federation	12/20/25	1.000%(Q)	3,500	2,620,303	2,085,828	534,475	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)	1,000	748,658	765,657	(16,999)	Citibank, N.A.
Russian Federation	06/20/27	1.000%(Q)	400	299,463	285,008	14,455	Citibank, N.A.
Russian Federation	12/20/31	1.000%(Q)	3,900	2,919,766	2,604,412	315,354	HSBC Bank PLC
United Mexican States	06/20/23	1.000%(Q)	2,550	(5,613)	4,056	(9,669)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	2,520	(5,546)	10,183	(15,729)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	845	(1,860)	3,797	(5,657)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(1,849)	3,489	(5,338)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(1,849)	1,263	(3,112)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	435	(958)	694	(1,652)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	335	1,361	1,167	194	Citibank, N.A.

				$9,509,635	$7,910,437	$1,599,198

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Comision Federal de Electricidad	12/20/22	1.000%(Q)		540	1.407%	$(892)	$1,285	$(2,177)	Citibank, N.A.
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	1,210	0.729%	2,033	5,625	(3,592)	Goldman Sachs International
Halliburton Co.	12/20/26	1.000%(Q)		610	1.203%	(4,894)	5,233	(10,127)	Goldman Sachs International
Hellenic Republic	12/20/28	1.000%(Q)		2,000	1.943%	(104,427)	(17,656)	(86,771)	JPMorgan Chase Bank, N.A.
Hellenic Republic	12/20/31	1.000%(Q)		4,000	2.209%	(356,845)	(112,787)	(244,058)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		2,125	4.556%	(70,890)	(29,927)	(40,963)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		2,100	4.556%	(70,056)	(35,525)	(34,531)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		705	4.556%	(23,519)	(12,221)	(11,298)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		700	4.556%	(23,352)	(9,905)	(13,447)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		700	4.556%	(23,352)	(11,915)	(11,437)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		355	4.556%	(11,842)	(4,994)	(6,848)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)		335	5.799%	(35,599)	(15,637)	(19,962)	Citibank, N.A.
Republic of Estonia	12/20/26	1.000%(Q)		450	0.636%	6,988	3,814	3,174	JPMorgan Chase Bank, N.A.
Republic of Italy	09/20/22	1.000%(Q)		2,180	0.320%	4,025	4,517	(492)	Bank of America, N.A.
Republic of Panama	12/20/26	1.000%(Q)		1,430	1.236%	(13,499)	3,684	(17,183)	Citibank, N.A.
Russian Federation	03/20/25	1.000%(Q)		3,500	*	(2,620,302)	(2,046,718)	(573,584)	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)		400	*	(299,463)	(286,934)	(12,529)	Morgan Stanley & Co. International PLC
Russian Federation	12/20/30	1.000%(Q)		3,900	*	(2,919,766)	(2,603,964)	(315,802)	HSBC Bank PLC
State of Israel	09/20/22	1.000%(Q)		400	0.112%	915	813	102	HSBC Bank PLC
Teck Resources Ltd.	06/20/26	5.000%(Q)		2,050	1.868%	235,704	305,851	(70,147)	Barclays Bank PLC

						$(6,329,033)	$(4,857,361)	$(1,471,672)

SEE NOTES TO FINANCIAL STATEMENTS.
A357

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Credit default swap agreements outstanding at June 30, 2022 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	166,400	$(1,619,757)	$1,910	$1,621,667
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	42,840	29,591	491	(29,100)

				$(1,590,166)	$2,401	$1,592,567

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2022:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,820	3 Month LIBOR	(Q)	JPY	510,000	3 Month JPY LIBOR minus 29.5bps(Q)	JPMorgan Chase Bank, N.A.	02/22/25	$1,047,594	$—	$1,047,594

SEE NOTES TO FINANCIAL STATEMENTS.
A358

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Interest rate swap agreements outstanding at June 30, 2022:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	10,885	02/19/31	1.398%(S)	6 Month BBSW(2)(S)	$—	$(1,413,369)	$(1,413,369)
CAD	9,015	02/17/26	1.060%(S)	3 Month CDOR(2)(S)	(87)	(581,740)	(581,653)
CAD	6,000	02/16/31	1.608%(S)	3 Month CDOR(2)(S)	(130)	(692,558)	(692,428)
CAD	1,500	02/16/41	2.104%(S)	3 Month CDOR(2)(S)	(50)	(266,618)	(266,568)
CAD	5,000	02/16/46	2.153%(S)	3 Month CDOR(2)(S)	(175)	(966,196)	(966,021)
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)	(5,323)	(471,558)	(466,235)
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)	—	(106,052)	(106,052)
CNH	582,485	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(938)	1,360,415	1,361,353
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)	—	(18,069)	(18,069)
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)	(37,194)	(81,584)	(44,390)
EUR	100,000	02/19/23	(0.499)%(A)	1 Day EuroSTR(1)(A)	52,135	490,098	437,963
EUR	63,710	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(1,298,510)	(1,298,510)
EUR	35,180	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(1,545,575)	(1,545,575)
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)	(1,733)	(606,349)	(604,616)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)	14,753	195,691	180,938
EUR	1,616	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(114,706)	(114,706)
EUR	3,300	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	190,749	190,749
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	259,214	259,214
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(268,455)	(268,455)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	607,114	607,114
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(630,003)	(630,003)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	202,483	202,483
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(211,432)	(211,432)
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)	(23,999)	(467,909)	(443,910)
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)	20,621	364,965	344,344
EUR	1,664	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(58,264)	(58,264)
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)	(49,030)	(90,324)	(41,294)
GBP	1,115	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(25,404)	16,744	42,148
GBP	1,500	05/08/23	0.950%(A)	1 Day SONIA(2)(A)	14,015	(22,535)	(36,550)
GBP	25	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	633	919	286
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(339,945)	616,204	956,149
GBP	6,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	59,474	406,646	347,172
GBP	1,345	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	63,791	106,250	42,459
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	350,875	350,875
GBP	1,925	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	219,395	187,720	(31,675)
GBP	5,285	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(313,947)	568,320	882,267
GBP	4,871	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	276,045	(551,869)	(827,914)
GBP	2,920	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(159,541)	331,783	491,324
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)	—	(698,588)	(698,588)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)	(66)	(691,372)	(691,306)
GBP	1,040	05/08/41	1.250%(A)	1 Day SONIA(1)(A)	(100,352)	192,580	292,932
GBP	555	05/08/42	1.250%(A)	1 Day SONIA(1)(A)	30,373	106,179	75,806
GBP	3,500	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	402,912	(746,234)	(1,149,146)
GBP	3,120	02/17/51	0.768%(A)	1 Day SONIA(2)(A)	(84)	(1,117,747)	(1,117,663)
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	(22,284)	(194,508)	(172,224)
ILS	2,880	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)	—	(113,330)	(113,330)
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)	(1,002)	(212,379)	(211,377)
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)	(4,330)	(341,831)	(337,501)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(2)(S)	(4,116)	(337,758)	(333,642)
JPY	758,500	07/08/32	0.050%(A)	1 Day TONAR(1)(A)	123,696	236,535	112,839
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)	(9,137)	(545,268)	(536,131)
JPY	2,200,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)	(22,126)	(1,332,803)	(1,310,677)
JPY	975,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)	474,210	747,331	273,121
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)	(8,143)	(530,571)	(522,428)
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)	(9,386)	(663,272)	(653,886)
KRW	10,100,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)	—	(1,095,334)	(1,095,334)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(129,323)	(129,323)
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(97)	(269,105)	(269,008)

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)	$—	$(46,590)	$(46,590)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)	—	(169,728)	(169,728)
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)	(17,768)	(151,930)	(134,162)
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)	—	(220,773)	(220,773)
SGD	2,135	07/29/31	1.120%(S)	6 Month SIBOR(2)(S)	13,570	(233,578)	(247,148)
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)	—	(300,137)	(300,137)
	100,000	02/18/23	0.104%(A)	1 Day USOIS(1)(A)	—	1,892,820	1,892,820
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	535,529	535,529
ZAR	200,000	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	(109,208)	(1,439,146)	(1,329,938)
ZAR	18,600	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(601)	(86,061)	(85,460)
ZAR	35,000	03/25/31	7.600%(Q)	3 Month JIBAR(2)(Q)	(869)	(171,821)	(170,952)
ZAR	30,000	04/09/31	7.470%(Q)	3 Month JIBAR(2)(Q)	(755)	(151,218)	(150,463)
ZAR	17,750	10/07/31	7.670%(Q)	3 Month JIBAR(2)(Q)	(121)	(82,675)	(82,554)

					$497,682	$(12,569,591)	$(13,067,273)

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreement:

MYR 9,500	02/17/31	2.875	%(Q)	3 Month KLIBOR(2)(Q)	$(181,262)	$(106)	$(181,156)	JPMorgan Chase Bank, N.A.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2022:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreement:
Bloomberg Commodity Index(Q)	3 Month U.S. Treasury Bill(Q)	Bank of America, N.A.	03/31/23	12,864	$(654)	$—	$(654)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$8,682,599	$(5,847,659)	$26,072,701	$(24,539,223)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$23,107,554
Goldman Sachs & Co. LLC	—	126,892,901
J.P. Morgan Securities LLC	—	5,976,832

Total	$—	$155,977,287

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Fund	$1,199,621,324	$—	$—
Common Stocks	5,111,130,630	1,568,072,522	11,066
Exchange-Traded Funds	336,241,596	—	—
Preferred Stocks	7,397,214	10,780,261	—
Asset-Backed Securities
Automobiles	—	3,872,782	—
Collateralized Loan Obligations	—	530,889,849	—
Consumer Loans	—	1,285,097	—
Credit Cards	—	1,462,505	—
Home Equity Loans	—	2,595,532	—
Residential Mortgage-Backed Securities	—	2,497,514	—
Bank Loans	—	12,099,385	—
Commercial Mortgage-Backed Securities	—	72,855,534	—
Corporate Bonds	—	478,251,746	2,744,000
Municipal Bond	—	646,340	—
Residential Mortgage-Backed Securities	—	22,764,304	1,115,546
Sovereign Bonds	—	131,596,934	—
U.S. Government Agency Obligations	—	24,901,743	—
U.S. Treasury Obligations	—	169,904,422	—
Short-Term Investments
Affiliated Mutual Funds	2,894,992,100	—	—
U.S. Treasury Obligation	—	128,886,192	—
Options Purchased	—	14,076,088	—

Total	$9,549,382,864	$3,177,438,750	$3,870,612

Liabilities
Options Written	$—	$(641,264)	$(1,353)

Other Financial Instruments*
Assets
Futures Contracts	$9,716,907	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	12,567,761	—
OTC Cross Currency Exchange Contracts	—	33,928	—
OTC Packaged Credit Default Swap Agreements	—	23,707,117	—
Centrally Cleared Credit Default Swap Agreement	—	1,621,667	—
OTC Credit Default Swap Agreements	—	9,776,975	14,163
OTC Currency Swap Agreement	—	1,047,594	—
Centrally Cleared Interest Rate Swap Agreements	—	9,879,885	—

Total	$9,716,907	$58,634,927	$14,163

Liabilities
Futures Contracts	$(6,773,657)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(6,018,454)	—
OTC Cross Currency Exchange Contracts	—	(43,715)	—
OTC Packaged Credit Default Swap Agreements	—	(23,399,142)	—
Centrally Cleared Credit Default Swap Agreement	—	(29,100)	—
OTC Credit Default Swap Agreements	—	(6,596,373)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$(22,947,158)	$—
OTC Interest Rate Swap Agreement	—	(181,262)	—
OTC Total Return Swap Agreement	—	(654)	—

Total	$(6,773,657)	$(59,215,858)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2022 were as follows:

Affiliated Mutual Funds (3.2% represents investments purchased with collateral from securities on loan)	33.1%
Collateralized Loan Obligations	4.3
Software	3.8
Banks	3.6
Pharmaceuticals	3.3
Exchange-Traded Funds	2.7
Oil, Gas & Consumable Fuels	2.6
U.S. Treasury Obligations	2.5
Semiconductors & Semiconductor Equipment	2.3
IT Services	2.2
Technology Hardware, Storage & Peripherals	2.2
Equity Real Estate Investment Trusts (REITs)	2.0
Interactive Media & Services	1.9
Insurance	1.6
Health Care Providers & Services	1.6
Capital Markets	1.5
Automobiles	1.4
Biotechnology	1.3
Health Care Equipment & Supplies	1.3
Hotels, Restaurants & Leisure	1.1
Internet & Direct Marketing Retail	1.1
Chemicals	1.1
Sovereign Bonds	1.1
Specialty Retail	1.0
Metals & Mining	0.9
Food Products	0.9
Electric Utilities	0.9
Aerospace & Defense	0.9
Machinery	0.9
Food & Staples Retailing	0.9
Beverages	0.8
Life Sciences Tools & Services	0.8
Textiles, Apparel & Luxury Goods	0.8
Commercial Mortgage-Backed Securities	0.6
Entertainment	0.6
Diversified Financial Services	0.6
Trading Companies & Distributors	0.6
Electronic Equipment, Instruments & Components	0.5
Multi-Utilities	0.5
Diversified Telecommunication Services	0.5
Media	0.5
Household Products	0.5
Building Products	0.4
Professional Services	0.4

Tobacco	0.4%
Real Estate Management & Development	0.4
Personal Products	0.4
Road & Rail	0.4
Electrical Equipment	0.4
Industrial Conglomerates	0.4
Household Durables	0.4
Electric	0.3
Communications Equipment	0.3
Marine	0.3
Oil & Gas	0.3
Consumer Finance	0.3
Foods	0.2
Containers & Packaging	0.2
Airlines	0.2
Air Freight & Logistics	0.2
Residential Mortgage-Backed Securities	0.2
Multiline Retail	0.2
Energy Equipment & Services	0.2
Real Estate Investment Trusts (REITs)	0.2
U.S. Government Agency Obligations	0.2
Telecommunications	0.2
Retail	0.2
Wireless Telecommunication Services	0.2
Home Builders	0.2
Construction & Engineering	0.1
Commercial Services	0.1
Pipelines	0.1
Independent Power & Renewable Electricity Producers	0.1
Commercial Services & Supplies	0.1
Construction Materials	0.1
Healthcare-Services	0.1
Options Purchased	0.1
Auto Components	0.1
Healthcare-Products	0.1
Water Utilities	0.1
Gas Utilities	0.1
Auto Manufacturers	0.1
Housewares	0.1
Transportation	0.1
Distributors	0.1
Auto Parts & Equipment	0.1
Engineering & Construction	0.1
Gas	0.1
Packaging & Containers	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Industry Classification (continued):

Health Care Technology	0.0	*%
Thrifts & Mortgage Finance	0.0	*
Mining	0.0	*
Real Estate	0.0	*
Leisure Products	0.0	*
Building Materials	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Lodging	0.0	*
Agriculture	0.0	*
Home Equity Loans	0.0	*
Semiconductors	0.0	*
Paper & Forest Products	0.0	*
Household Products/Wares	0.0	*
Diversified Consumer Services	0.0	*
Distribution/Wholesale	0.0	*
Electrical Components & Equipment	0.0	*
Computers	0.0	*

Credit Cards	0.0	*%
Consumer Loans	0.0	*
Toys/Games/Hobbies	0.0	*
Transportation Infrastructure	0.0	*
Office/Business Equipment	0.0	*
Municipal Bond	0.0	*
Home Furnishings	0.0	*
Apparel	0.0	*
Multi-National	0.0	*

	103.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.0)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	—	$—		Unrealized depreciation on OTC swap agreements	$654
Credit contracts	Due from/to broker-variation margin swaps	1,621,667	*	Due from/to broker-variation margin swaps	29,100	*
Credit contracts	Premiums paid for OTC swap agreements	8,682,599		Premiums received for OTC swap agreements	5,847,553
Credit contracts	Unaffiliated investments	1,947,393		Options written outstanding, at value	642,617
Credit contracts	Unrealized appreciation on OTC swap agreements	25,025,107		Unrealized depreciation on OTC swap agreements	24,357,413
Equity contracts	Due from/to broker-variation margin futures	2,561,265	*	Due from/to broker-variation margin futures	47,923	*
Equity contracts	Unaffiliated investments	12,128,695		—	—
Foreign exchange contracts	Due from/to broker-variation margin futures	3,527,268	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	33,928		Unrealized depreciation on OTC cross currency exchange contracts	43,715
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	12,567,761		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,018,454
Interest rate contracts	Due from/to broker-variation margin futures	3,628,374	*	Due from/to broker-variation margin futures	6,725,734	*
Interest rate contracts	Due from/to broker-variation margin swaps	9,879,885	*	Due from/to broker-variation margin swaps	22,947,158	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	106

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$1,047,594	Unrealized depreciation on OTC swap agreements	$181,156

		$82,651,536		$66,841,583

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Commodity contracts	$—	$—	$—	$—	$(2,141,562)
Credit contracts	(1,159,221)	1,130,230	—	—	1,687,502
Equity contracts	536,006	—	(360,983,928)	—	—
Foreign exchange contracts	—	—	10,265,881	19,983,106	—
Interest rate contracts	—	—	(146,591,339)	—	(48,566,088)

Total	$(623,215)	$1,130,230	$(497,309,386)	$19,983,106	$(49,020,148)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(654)
Credit contracts	1,508,302	242,113	—	—	2,466,591
Equity contracts	(15,769,527)	—	(21,523,920)	—	—
Foreign exchange contracts	—	—	4,664,315	7,328,925	—
Interest rate contracts	—	—	(13,573,516)	—	16,683,752

Total	$(14,261,225)	$242,113	$(30,433,121)	$7,328,925	$19,149,689

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2022, the Portfolio’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 23,169,159
Options Written (2)	515,736,667
Futures Contracts - Long Positions (2)	3,549,904,774
Futures Contracts - Short Positions (2)	914,772,960
Forward Foreign Currency Exchange Contracts - Purchased (3)	229,410,554
Forward Foreign Currency Exchange Contracts - Sold (3)	548,725,036
Cross Currency Exchange Contracts (4)	2,337,431
Interest Rate Swap Agreements (2)	937,235,110
Credit Default Swap Agreements - Buy Protection (2)	208,962,333

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

Derivative Contract Type	Average Volume of Derivative Activities*
Credit Default Swap Agreements - Sell Protection (2)	$ 155,063,127
Currency Swap Agreements (2)	4,819,960
Total Return Swap Agreements (2)	4,288,049
Inflation Swap Agreements (2)	12,120,000

*	Average volume is based on average quarter end balances as noted for the six months ended June 30, 2022.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$387,487,952	$(387,487,952)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.(3-a)	$3,139,336	$(3,152,525)	$(13,189)	$13,189	$—
Bank of America, N.A.(3-b)	5,163,143	(5,096,193)	66,950	—	66,950
Bank of America, N.A.(4)	—	(654)	(654)	654	—
Barclays Bank PLC(3-a)	2,231,556	(575,208)	1,656,348	(1,656,348)	—
Barclays Bank PLC(3-b)	1,611,595	(291,893)	1,319,702	(1,238,137)	81,565
BNP Paribas S.A.(3-a)	1,977,780	(255,543)	1,722,237	(1,722,237)	—
BNP Paribas S.A.(3-b)	1,439,985	(450,594)	989,391	(989,391)	—
Citibank, N.A.(3-a)	1,540,028	(1,184,499)	355,529	(120,000)	235,529
Citibank, N.A.(3-b)	313,370	(761,798)	(448,428)	448,428	—
Credit Suisse International(3-a)	25,592	—	25,592	—	25,592
Deutsche Bank AG(3-a)	128,812	(51,707)	77,105	—	77,105
Goldman Sachs International(3-a)	5,308,728	(5,189,749)	118,979	—	118,979
Goldman Sachs International(3-b)	10,858	(13,719)	(2,861)	—	(2,861)
HSBC Bank PLC(3-a)	130,413	(480,304)	(349,891)	—	(349,891)
HSBC Bank PLC(3-b)	6,345,894	(5,803,662)	542,232	(542,232)	—
JPMorgan Chase Bank, N.A.(3-a)	590,198	(1,540,594)	(950,396)	890,172	(60,224)
JPMorgan Chase Bank, N.A.(3-b)	1,054,582	(484,008)	570,574	(570,574)	—
Morgan Stanley & Co. International PLC(3-a)	10,845,244	(10,378,490)	466,754	—	466,754
Morgan Stanley & Co. International PLC(3-b)	2,196,821	(1,125,230)	1,071,591	(1,064,600)	6,991
Standard Chartered Bank(3-a)	2,818,954	(127,642)	2,691,312	(2,680,000)	11,312
The Toronto-Dominion Bank(3-a)	2,418,460	(127,656)	2,290,804	(2,290,804)	—
UBS AG(3-a)	13,033	—	13,033	—	13,033

	$49,304,382	$(37,091,668)	$12,212,714	$(11,521,880)	$690,834

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3-a)	PGIM Fixed Income (Bond)
(3-b)	PGIM Fixed Income (Global Total Return)

SEE NOTES TO FINANCIAL STATEMENTS.

A365

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2022 (unaudited)

(4)	QMA (Allocation Liquidity)

SEE NOTES TO FINANCIAL STATEMENTS.

A366

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2022

ASSETS
Investments at value, including securities on loan of $387,487,952:
Unaffiliated investments (cost $9,391,857,331)	$8,636,078,802
Affiliated investments (cost $4,086,301,669)	4,094,613,424
Foreign currency, at value (cost $11,688,816)	11,629,620
Cash segregated for counterparty — OTC	927,780
Cash	853,508
Receivable for investments sold	357,992,820
Unrealized appreciation on OTC swap agreements	26,072,701
Dividends and interest receivable	21,145,903
Unrealized appreciation on OTC forward foreign currency exchange contracts	12,567,761
Tax reclaim receivable	9,890,044
Premiums paid for OTC swap agreements	8,682,599
Receivable for Portfolio shares sold	6,109,628
Due from broker-variation margin futures	3,654,737
Due from broker-variation margin swaps	601,673
Receivable from affiliate	101,961
Unrealized appreciation on OTC cross currency exchange contracts	33,928
Prepaid expenses and other assets	247,177

Total Assets	13,191,204,066

LIABILITIES
Payable to broker for collateral for securities on loan	400,204,737
Payable for investments purchased	384,163,397
Unrealized depreciation on OTC swap agreements	24,539,223
Due to broker-variation margin futures	6,705,007
Unrealized depreciation on OTC forward foreign currency exchange contracts	6,018,454
Premiums received for OTC swap agreements	5,847,659
Payable to affiliate	3,404,686
Management fee payable	3,219,161
Accrued expenses and other liabilities	1,522,418
Options written outstanding, at value (premiums received $750,830)	642,617
Distribution fee payable	342,246
Unrealized depreciation on OTC cross currency exchange contracts	43,715
Payable for Portfolio shares purchased	42,299
Foreign capital gains tax liability accrued	40,806
Trustees’ fees payable	3,277
Affiliated transfer agent fee payable	512

Total Liabilities	836,740,214

NET ASSETS	$12,354,463,852

Net assets were comprised of:
Partners’ Equity	$12,354,463,852

Net asset value and redemption price per share, $12,354,463,852 / 674,829,564 outstanding shares of beneficial interest	$18.31

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2022

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $5,893,448 foreign withholding tax, of which $562,019 is reimbursable by an affiliate)	$97,563,012
Interest income (net of $52,703 foreign withholding tax)	45,067,548
Affiliated dividend income	6,442,416
Income from securities lending, net (including affiliated income of $211,157)	435,269

Total income	149,508,245

EXPENSES
Management fee	47,493,797
Distribution fee	19,295,923
Custodian and accounting fees	836,712
Trustees’ fees	120,967
Legal fees and expenses	49,379
Audit fee	26,927
Shareholders’ reports	8,430
Transfer agent’s fees and expenses (including affiliated expense of $1,483)	3,714
Miscellaneous	190,228

Total expenses	68,026,077

NET INVESTMENT INCOME (LOSS)	81,482,168

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(29,526)) (net of foreign capital gains taxes $(268,224))	(166,847,897)
In-kind transactions(1)	(141,345,458)
Futures transactions	(497,309,386)
Forward and cross currency contract transactions	19,983,106
Options written transactions	1,130,230
Swap agreements transactions	(49,020,148)
Foreign currency transactions	(8,364,476)

(841,774,029)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $8,311,755) (net of change in foreign capital gains taxes $1,958,268)	(2,517,890,336)
Futures	(30,433,121)
Forward and cross currency contracts	7,328,925
Options written	242,113
Swap agreements	19,149,689
Foreign currencies	855,994

(2,520,746,736)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(3,362,520,765)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,281,038,597)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$81,482,168	$150,994,926
Net realized gain (loss) on investment and foreign currency transactions	(841,774,029)	2,948,028,650
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,520,746,736)	(296,642,077)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,281,038,597)	2,802,381,499

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [26,897,527 and 3,146,900 shares, respectively]	521,828,126	64,374,315
Portfolio shares purchased [162,502,444 and 104,460,140 shares, respectively]	(3,181,527,718)	(2,203,476,505)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(2,659,699,592)	(2,139,102,190)

TOTAL INCREASE (DECREASE)	(5,940,738,189)	663,279,309
NET ASSETS:
Beginning of period	18,295,202,041	17,631,922,732

End of period	$12,354,463,852	$18,295,202,041

(1)	See Note 9, Purchases & Redemption In-kind, in Notes to Financial Statements

SEE NOTES TO FINANCIAL STATEMENTS.

A367

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

FINANCIAL HIGHLIGHTS (unaudited)

	Six Months Ended June 30, 2022		Year Ended December 31,
			2021	2020	2019		2018		2017
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$22.57		$19.34	$18.27	$15.33		$16.59		$14.29

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.18	0.19	0.29		0.26		0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.37)		3.05	0.88	2.65		(1.53)		2.10

Total from investment operations	(4.26)		3.23	1.07	2.94		(1.27)		2.30

Capital Contributions	—		—	—	—	(b)(c)(d)	0.01	(c)	—

Net Asset Value, end of period	$18.31		$22.57	$19.34	$18.27		$15.33		$16.59

Total Return(e)	(18.87)%		16.70%	5.86%	19.18	%(f)	(7.59	)%(g)	16.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12,354		$18,295	$17,632	$18,629		$15,626		$20,625
Average net assets (in millions)	$15,565		$18,224	$15,684	$17,922		$19,406		$17,318
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.88	%(i)	0.87%	0.88%	0.87%		0.87%		0.87%
Expenses before waivers and/or expense reimbursement	0.88	%(i)	0.87%	0.88%	0.87%		0.87%		0.87%
Net investment income (loss)	1.06	%(i)	0.83%	1.10%	1.71%		1.56%		1.32%
Portfolio turnover rate(j)	46%		116%	154%	89%		111%		157%

(a)	Calculated based on average shares outstanding during the period.
(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (7.65)%.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

A368

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1. Organization

Advanced Series Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2022 consisted of 60 separate portfolios. The information presented in these financial statements pertains only to the 6 Portfolios listed below (each, a “Portfolio” and collectively, the “Portfolios”) together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios have the following investment objective(s):

Portfolio	Investment Objective(s)

AST Advanced Strategies Portfolio (“Advanced Strategies”)	High level of absolute return by using traditional and non-traditional investment strategies and investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.

AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.

AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”)	High total return consistent with a moderate level of risk.

AST Moderate Multi-Asset Portfolio (“Moderate Multi-Asset”) formerly known as AST AllianzGI World Trends Portfolio	Highest potential total return consistent with its specified level of risk tolerance.

AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.

AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”)	Total return.

2. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

B1

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Portfolios’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

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OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, of the applicable Portfolios in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is

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realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating Rate Notes Issued in Conjunction with Securities Held: Certain Portfolios invested in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash.At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation. Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Schedule of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from the registration requirements of the Securities Act of 1933 under Rule 144A.

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Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a

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credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Bank Loans: Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: Certain Portfolios entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements: The Portfolio enters reverse repurchase agreements with qualified third-party broker-dealers in which the Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Portfolio receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Portfolio upon the maturity of the transaction. During the term of the agreement, the Portfolio continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Portfolio to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Portfolio. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities

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may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

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Payment-In-Kind: Certain Portfolios invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Portfolios invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolios become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes,

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as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in the below table as subadvisers for their respective Portfolios.

Portfolio	Subadviser(s)

Advanced Strategies	LSV Asset Management; PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited; Pacific Investment Management Company, LLC (“PIMCO”); PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions) (a wholly-owned subsidiary of PGIM, Inc.); T. Rowe Price Associates, Inc. (“T. Rowe”); William Blair Investment Management, LLC; Effective April 23, 2022, Massachusetts Financial Services, Inc. (“MFS”); Until April 22, 2022, Brown Advisory LLC, Loomis Sayles & Company, L.P.

Balanced Asset Allocation	ClearBridge Investments, LLC (“ClearBridge”); J.P. Morgan Investment Management, Inc. (“J.P. Morgan”); Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.); MFS; PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited; PGIM Quantitative Solutions; Wellington Management Company, LLP (“Wellington”)

BlackRock Global Strategies	BlackRock Financial Management, Inc.; BlackRock International Limited
Moderate Multi-Asset	Allianz Global Investors U.S. LLC; Effective June 5, 2022: PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Quantitative Solutions; Wellington
Preservation Asset Allocation	ClearBridge; J.P. Morgan; Jennison; MFS; PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited; PGIM Quantitative Solutions; Wellington

Prudential Growth Allocation	Jennison; PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited; PGIM Quantitative Solutions; PGIM Real Estate (a business unit of PGIM, Inc.)

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Fees and/or expenses waived and/or reimbursed by the

B9

Investment Manager may be recouped by the Investment Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

Advanced Strategies	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.64%	0.60%

Balanced Asset Allocation#	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% on next $2.5 billion; 0.6225% on next $2.5 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.62%	0.53%

BlackRock Global Strategies	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.76%	0.73%

Moderate Multi-Asset	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.75%	0.71%

B10

Portfolio	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements

Preservation Asset Allocation#	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% on next $2.5 billion; 0.6225% on next $2.5 billion; 0.6025% on next $5 billion; 0.5825% on next $5 billion; 0.5625% on next $5 billion; 0.5425% on next $5 billion; 0.5225% on next $5 billion; 0.5025% in excess of $40 billion	0.62%	0.55%

Prudential Growth Allocation	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.62%	0.62%

Portfolio	Fee Waivers and/or Expense Limitations

Advanced Strategies	contractually waive 0.0242% through June 30, 2023; effective April 23, 2022, contractually waive additional 0.002% through June 30, 2023; effective July 1, 2022, contractually waive additional 0.002% through June 30, 2023(1)

Balanced Asset Allocation	contractually waive 0.02% through June 30, 2023; effective February 12, 2022, contractually waive additional 0.0004% through June 30, 2023; contractually limit expenses to 0.89% through June 30, 2023(2)

BlackRock Global Strategies	contractually waive 0.0249% through June 30, 2023

Moderate Multi-Asset	contractually waive 0.047% through June 14, 2022; effective June 15, 2022, contractually limit expenses to 0.89% through June 30, 2023

Preservation Asset Allocation	contractually waive 0.02% through June 30, 2023; effective February 12, 2022, contractually waive additional 0.0007% through June 30, 2023; contractually limit expenses to 0.89% through June 30, 2023(2)

B11

#	Management fees are calculated based on an aggregation of net assets of Academic Strategies, Balanced Asset Allocation, Capital Growth Asset Allocation and Preservation Asset Allocation.

(1)

The Investment Manager has voluntarily agreed to waive the Portfolio’s investment management fee to the extent Portfolio assets are invested in underlying AST portfolios to gain exposure to small-cap equity securities.

(2)

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio. For assets that are invested in other Portfolios, no 12b-1 fee is charged for the assets of Advanced Strategies. Effective June 5, 2021, for assets that are invested in other Portfolios, the 12b-1 fee is waived for the assets of Balanced Asset Allocation and Preservation Asset Allocation. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2022, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Advanced Strategies	$39,991
Balanced Asset Allocation	11,150
Moderate Multi-Asset	23,917
Preservation Asset Allocation	3,582
Prudential Growth Allocation	15,581

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM Limited, PGIM, Inc. and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential.

4. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or any Trustee who receives compensation from the Investment Manager, a subadviser or their respective affiliates. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, certain Portfolios changed their overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

B12

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended June 30, 2022, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
Balanced Asset Allocation	$269,039	$—	$—
Preservation Asset Allocation	84,752	—	—

b.) Foreign Withholding Tax Reclaims

The Portfolios are considered partnerships for tax purposes rather than regulated investment companies (RICs). As a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”).

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) or permanent detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable) resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2022 Payments
Advanced Strategies	$392,404
Balanced Asset Allocation	266,413
BlackRock Global Strategies	57,156
Moderate Multi-Asset	153,123
Preservation Asset Allocation	100,875
Prudential Growth Allocation	562,019

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2022 Payments
Advanced Strategies	$350,636
Balanced Asset Allocation	190,229
BlackRock Global Strategies	72,684
Moderate Multi-Asset	179,778

B13

Portfolio	2022 Payments
Preservation Asset Allocation	$ 73,669
Prudential Growth Allocation	417,910

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2022, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Advanced Strategies	$4,756,185,608	$5,319,151,358
Balanced Asset Allocation	2,841,951,750	3,338,274,801
BlackRock Global Strategies	1,434,879,388	1,548,488,649
Moderate Multi-Asset	3,019,072,013	4,267,799,032
Preservation Asset Allocation	1,474,636,507	1,943,468,444
Prudential Growth Allocation	5,629,819,592	8,188,107,722

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended June 30, 2022, is presented as follows:

Advanced Strategies

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST Goldman Sachs Small-Cap Value Portfolio*(1)

$ 39,902,072	$ —	$ 37,467,344	$(25,437,284)	$23,002,556	$ —	—	$ —

AST PGIM Fixed Income Central Fund*(1)

—	413,213,438	—	2,892,494	—	416,105,932	41,321,344	—

AST Small-Cap Growth Opportunities Portfolio*(1)

51,387,874	500,001	5,972,000	(16,907,298)	1,315,802	30,324,379	1,397,437	—

AST Small-Cap Growth Portfolio*(1)

56,361,948	500,000	6,649,000	(17,970,965)	2,068,071	34,310,054	598,988	—

AST Small-Cap Value Portfolio*(1)

85,768,757	35,655,343	15,543,000	(23,808,127)	7,558,249	89,631,222	2,801,851	—

$ 233,420,651	$ 449,868,782	$ 65,631,344	$(81,231,180)	$33,944,678	$ 570,371,587		$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)

1,212,553,474	2,040,723,977	2,392,699,644	—	—	860,577,807	860,577,807	2,400,244

PGIM Institutional Money Market Fund(1)(b)(wd)

359,916,125	1,747,294,660	1,746,966,754	(35,702)	(53,876)	360,154,453	360,478,884	280,433(2)

$1,572,469,599	$3,788,018,637	$4,139,666,398	$ (35,702)	$ (53,876)	$1,220,732,260		$2,680,677

$1,805,890,250	$4,237,887,419	$4,205,297,742	$(81,266,882)	$33,890,802	$1,791,103,847		$2,680,677

B14

Balanced Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST ClearBridge Dividend Growth Portfolio*(1)

$ 216,579,440	$—	$21,720,000	$(31,002,068)	$7,640,926	$171,498,298	6,647,221	$—

AST Emerging Markets Equity Portfolio*(1)

33,764,758	—	25,444,999	(3,236,763)	978,591	6,061,587	725,939	—

AST Goldman Sachs Small-Cap Value Portfolio*(1)

74,101,508	—	69,352,982	(31,759,077)	27,010,551	—	—	—

AST High Yield Portfolio*(1)

84,966,044	—	60,285,001	(8,831,175)	2,360,159	18,210,027	1,693,956	—

AST Jennison Large-Cap Growth Portfolio*(1)

97,146,605	1,270,000	77,618,424	(21,526,483)	728,302	—	—	—

AST Large-Cap Growth Portfolio*(1)

92,734,193	228,765,148	8,105,000	(52,291,773)	763,653	261,866,221	5,073,943	—

AST Large-Cap Value Portfolio*(1)

78,203,842	72,520,708	18,550,000	5,386,948	5,106,617	142,668,115	3,513,128	—

AST MFS Growth Portfolio*(1)

107,844,636	1,430,000	86,214,620	(24,052,673)	992,657	—	—	—

AST MFS Large-Cap Value Portfolio*(1)

101,812,483	—	73,655,708	(28,515,967)	359,192	—	—	—

AST PGIM Fixed Income Central Fund*(1)

—	985,356,674	—	6,897,497	—	992,254,171	98,535,667	—

AST Small-Cap Growth Opportunities Portfolio*(1)

76,131,357	6,000,000	9,115,000	(25,157,721)	1,811,225	49,669,861	2,288,934	—

AST Small-Cap Growth Portfolio*(1)

77,640,681	6,000,000	9,205,000	(25,504,350)	3,317,078	52,248,409	912,158	—

AST Small-Cap Value Portfolio*(1)

74,809,435	67,117,982	21,690,000	(26,054,208)	7,760,709	101,943,918	3,186,743	—

AST T. Rowe Price Natural Resources Portfolio*(1)

77,493,078	—	11,415,000	(5,591,739)	2,015,899	62,502,238	2,445,314	—

AST Western Asset Emerging Markets Debt Portfolio*(1)

55,337,924	—	37,845,000	(2,606,953)	(4,056,375)	10,829,596	1,050,397	—

$1,248,565,984	$1,368,460,512	$530,216,734	$(273,846,505)	$56,789,184	$1,869,752,441		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)

1,918,883,612	1,922,527,700	2,344,376,977	—	—	1,497,034,335	1,497,034,335	4,164,275

PGIM Institutional Money Market Fund(1)(b)(wd)

80,487,908	394,637,943	364,025,595	(8,365)	(9,118)	111,082,773	111,182,837	59,753(	2)

$1,999,371,520	$2,317,165,643	$2,708,402,572	$(8,365)	$(9,118)	$1,608,117,108		$4,224,028

$3,247,937,504	$3,685,626,155	$3,238,619,306	$(273,854,870)	$56,780,066	$3,477,869,549		$4,224,028

B15

BlackRock Global Strategies

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)

$533,608,244	$561,877,631	$ 728,050,949	$ —	$ —	$367,434,926	367,434,926	$1,049,421

PGIM Institutional Money Market Fund(1)(b)(wa)

101,037,191	391,142,975	363,601,090	(11,265)	(7,836)	128,559,975	128,675,783	41,134(	2)

$634,645,435	$953,020,606	$1,091,652,039	$(11,265)	$(7,836)	$495,994,901		$1,090,555

Moderate Multi-Asset

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST ClearBridge Dividend Growth Portfolio*(1)

$ —	$ 187,992,650	$—	$2,321,528	$—	$190,314,178	7,376,519	$ —

AST High Yield Portfolio*(1)

—	4,969,580	—	(108,526)	—	4,861,054	452,191	—

AST International Growth Portfolio*(1)

—	27,539,825	—	67,011	—	27,606,836	1,320,901	—

AST International Value Portfolio*(1)

—	28,879,298	—	(818,388)	—	28,060,910	1,428,036	—

AST Large-Cap Growth Portfolio*(1)

—	112,463,414	—	(239,515)	—	112,223,899	2,174,460	—

AST Large-Cap Value Portfolio*(1)

—	121,762,774	—	(548,787)	—	121,213,987	2,984,831	—

AST Small-Cap Growth Opportunities Portfolio*(1)

—	692,945	—	(6,215)	—	686,730	31,647	—

AST Small-Cap Growth Portfolio*(1)

—	700,445	—	(14,218)	—	686,227	11,980	—

AST Small-Cap Value Portfolio*(1)

—	1,443,711	—	(46,784)	—	1,396,927	43,668	—

AST T. Rowe Price Natural Resources Portfolio*(1)

—	26,147,311	—	(1,823,418)	—	24,323,893	951,639	—

AST Western Asset Emerging Markets Debt Portfolio*(1)

—	2,981,748	—	(73,345)	—	2,908,403	282,095	—

$ —	$ 515,573,701	$—	$(1,290,657)	$—	$514,283,044		$ —

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)

99,942,936	1,357,310,891	654,636,431	—	—	802,617,396	802,617,396	358,455

PGIM Institutional Money Market Fund(1)(b)(wd)

204,658,413	1,126,817,639	1,331,443,915	—	(32,137)	—	—	86,059(	2)

$304,601,349	$2,484,128,530	$1,986,080,346	$—	$(32,137)	$802,617,396		$444,514

$304,601,349	$2,999,702,231	$1,986,080,346	$(1,290,657)	$(32,137)	$1,316,900,440		$444,514

B16

Preservation Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST ClearBridge Dividend Growth Portfolio*(1)

$ 69,861,248	$—	$11,418,315	$(11,233,177)	$4,028,110	$51,237,866	1,985,964	$—

AST Emerging Markets Equity Portfolio*(1)

8,903,672	—	6,880,000	(804,419)	227,762	1,447,015	173,295	—

AST Goldman Sachs Small-Cap Value Portfolio*(1)

23,969,215	—	22,439,927	(8,298,706)	6,769,418	—	—	—

AST High Yield Portfolio*(1)

79,426,310	—	56,525,000	(8,259,302)	2,211,854	16,853,862	1,567,801	—

AST Jennison Large-Cap Growth Portfolio*(1)

30,657,359	200,000	24,272,580	(6,970,027)	385,248	—	—	—

AST Large-Cap Growth Portfolio*(1)

29,234,693	66,879,259	4,683,120	(15,669,522)	357,496	76,118,806	1,474,885	—

AST Large-Cap Value Portfolio*(1)

25,819,107	23,730,709	9,183,025	1,347,938	2,532,167	44,246,896	1,089,557	—

AST MFS Growth Portfolio*(1)

34,073,414	225,000	27,048,644	(7,794,667)	544,897	—	—	—

AST MFS Large-Cap Value Portfolio*(1)

33,786,237	—	24,310,709	(9,659,494)	183,966	—	—	—

AST PGIM Fixed Income Central Fund*(1)

—	892,295,771	—	6,246,070	—	898,541,841	89,229,577	—

AST Small-Cap Growth Opportunities Portfolio*(1)

24,416,835	1,980,000	4,125,000	(8,500,439)	1,152,612	14,924,008	687,742	—

AST Small-Cap Growth Portfolio*(1)

25,010,684	1,980,000	4,220,000	(8,512,511)	1,523,906	15,782,079	275,525	—

AST Small-Cap Value Portfolio*(1)

24,117,664	21,594,927	9,355,000	(9,162,370)	3,524,406	30,719,627	960,288	—

AST T. Rowe Price Natural Resources Portfolio*(1)

24,956,985	—	5,700,000	(1,935,120)	1,010,348	18,332,213	717,223	—

AST Western Asset Emerging Markets Debt Portfolio*(1)

55,235,190	—	37,885,000	(2,498,222)	(4,150,116)	10,701,852	1,038,007	—

$ 489,468,613	$1,008,885,666	$248,046,320	$(91,703,968)	$20,302,074	$1,178,906,065		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)

914,310,852	1,215,086,689	1,555,579,140	—	—	573,818,401	573,818,401	1,813,224

PGIM Institutional Money Market Fund(1)(b)(wd)

63,160,780	248,357,455	244,910,781	(2,551)	(11,137)	66,593,766	66,653,755	51,249(	2)

$ 977,471,632	$1,463,444,144	$1,800,489,921	$(2,551)	$(11,137)	$640,412,167		$1,864,473

$1,466,940,245	$2,472,329,810	$2,048,536,241	$(91,706,519)	$20,290,937	$1,819,318,232		$1,864,473

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Prudential Growth Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wd):

AST PGIM Fixed Income Central Fund*(1)

$ —	$1,191,282,348	$ —	$8,338,976	$ —	$1,199,621,324	119,128,235	$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wd)

3,015,526,675	5,773,458,268	6,294,533,646	—	—	2,494,451,297	2,494,451,297	6,442,416

PGIM Institutional Money Market Fund(1)(b)(wd)

385,219,259	1,092,331,716	1,076,953,425	(27,221)	(29,526)	400,540,803	400,901,615	211,157(	2)

$3,400,745,934	$6,865,789,984	$7,371,487,071	$ (27,221)	$(29,526)	$2,894,992,100		$6,653,573

$3,400,745,934	$8,057,072,332	$7,371,487,071	$8,311,755	$(29,526)	$4,094,613,424		$6,653,573

*	Non-income producing security.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

6. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2021 are subject to such review.

7. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

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Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The following Portfolio utilized the SCA during the reporting period ended June 30, 2022. The average balance outstanding is for the number of days the Portfolio(s) utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2022
Moderate Multi-Asset	$8,518,000	2.71%	1	$8,518,000	$—

8. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2022, all Portfolios offer only a single share class to investors.

As of June 30, 2022, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Advanced Strategies	3	99.9%
Balanced Asset Allocation	3	99.8
BlackRock Global Strategies	2	96.3
Moderate Multi-Asset	3	99.9
Preservation Asset Allocation	3	99.7
Prudential Growth Allocation	3	99.9

9. Purchases & Redemption In-kind

As of the close of business on June 10, 2022, Balanced Asset Allocation and Preservation Asset Allocation settled the purchase into the AST Large-Cap Growth Portfolio by delivering portfolio securities and other assets in the amounts of $81,097,103 and $23,787,896, respectively, in exchange for shares of the AST Large-Cap Growth Portfolio.

As of the close of business on June 27, 2022, Advanced Strategies, Balanced Asset Allocation, Preservation Asset Allocation, and Prudential Growth Allocation settled the purchase into the AST PGIM Fixed Income Central Portfolio (“PGIM Fixed Income Central”) by delivering portfolio securities and other assets in exchange for shares of the PGIM Fixed Income Central. The following table is a summary of the value of such securities and other assets that were transferred in-kind along with the shares received.

Portfolio	Market Value of Net Assets Received	Applicable Underlying Portfolio Shares Transferred
Advanced Strategies	$413,213,438	41,321,344
Balanced Asset Allocation	985,356,674	98,535,667
Preservation Asset Allocation	892,295,771	89,229,577
Prudential Growth Allocation	1,191,282,348	119,128,235

For U.S. GAAP purposes, the securities and other assets transferred were recorded at fair value, and the historical cost basis of the assets transferred was not carried forward to the Portfolios.

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10. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Risks	Advanced Strategies	Balanced Asset Allocation	BlackRock Global Strategies	Moderate Multi- Asset	Preservation Asset Allocation	Prudential Growth Allocation
Asset Allocation	–	X	–	–	X	X
Asset-Backed and/or Mortgage-Backed Securities	X	X	X	X	X	–
Asset Transfer Program	X	X	X	X	X	X
Bank Loan Investments	X	X	–	–	X	–
Blend Style	X	X	X	X	X	X
Commodity	–	–	X	X	–	–
Covenant-Lite	X	X	–	–	X	–
Derivatives	X	X	X	X	X	X
Economic and Market Events	X	X	X	X	X	X
Emerging Markets	–	–	X	X	–	–
Equity Securities	X	X	X	X	X	X
Exchange-Traded Funds (ETF)	X	X	X	X	X	–
Exchange-Traded Notes	X	–	–	–	–	–
Expense	X	X	X	X	X	–
Fixed Income Securities	X	X	X	X	X	X
Foreign Investment	X	X	X	X	X	X
Fund of Funds	–	X	–	–	X	–
High Yield	X	X	X	X	X	X
Investment Style	X	–	–	–	–	X
Leverage	X	–	–	–	–	–
Liquidity Allocation	–	X	–	–	X	–
Liquidity and Valuation	X	X	X	X	X	X
Market and Management	X	X	X	X	X	X
Portfolio Turnover	X	–	X	–	–	X
Quantitative Model	–	–	–	–	–	X
Real Estate	X	–	X	–	–	–
Regulatory	X	X	X	X	X	X
Short Sale	X	–	–	–	–	–
Small-Sized Company	–	–	–	X	–	–

Asset Allocation Risk: The Portfolio’s overall allocations to stocks and bonds, and the allocations to the various asset classes and market sectors within those broad categories, could cause the Portfolio to underperform other funds with a similar investment objective. As a fund that has a larger allocation to equity securities relative to its fixed income allocation, the Portfolio risk of loss and share price fluctuation (and potential for gain) will tend to be more closely aligned with funds investing a greater portion of assets in equity securities and notably more than funds investing primarily in fixed income securities. Additionally, both equity and fixed income securities may decline in value. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Asset-Backed and/or Mortgage-Backed Securities Risk: Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower-than-expected returns.

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Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk: Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Bank Loan Investments Risk: The Portfolio’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolio to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolio and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolio’s access to collateral, if any, may be limited by bankruptcy laws. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Portfolio to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. To the extent the Portfolio invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Portfolio, may not have the benefit of these protections.

Blend Style Risk: The Portfolio’s blend investment style may subject the Portfolio to risks of both value and growth investing. The portion of the Portfolio’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking high-quality stocks with good future growth prospects. The portion of the Portfolio’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or that a stock judged to be undervalued may actually be appropriately priced. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Portfolio’s assessment of market conditions or a company’s value is inaccurate, the Portfolio could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the overall Portfolio to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Commodity Risk: The value of a commodity-linked investment is affected by, among other things, overall market movements, factors affecting a particular industry or commodity, and changes in interest and exchange rates and may be more volatile than traditional equity and debt securities.

Covenant-Lite Risk: Some of the loans or debt obligations in which the Portfolio may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Portfolio in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Portfolio may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Portfolio’s exposure to losses may be increased, which could result in an adverse impact on the Portfolio’s net income and NAV.

B21

Derivatives Risk: A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Economic and Market Events Risk: Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of non-US investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic, political and social systems that are less developed, and can be expected to be less stable, than those of more developed countries. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect the ability of the Manager or a Portfolio’s Subadviser(s) to evaluate local companies or their potential impact on a Portfolio’s performance. For example, the economies of such countries can be subject to currency devaluations and rapid and unpredictable (and in some cases, extremely high) rates of inflation or deflation. Low trading volumes may result in a lack of liquidity, price volatility and valuation difficulties. Regulatory regimes outside of the US may not require or enforce corporate governance standards comparable to that of the US, which may result in less protections for investors in such issuers and make such issuers more susceptible to actions not in the best interest of the issuer or its investors. Emerging market countries may have policies that restrict investments by foreign investors, or that prevent foreign investors from withdrawing their money at will, which may make it difficult for a Portfolio to invest in such countries or increase the administrative costs of such investments. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. A Portfolio may invest in some emerging markets through trading structures or protocols that subject it to risks such as those associated with decreased liquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity Securities Risk: The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio. In addition, due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price.

Exchange-Traded Funds (ETF) Risk: An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objective, strategies and policies. In addition, the market price of an ETF’s shares may trade above or below its net asset value and there may not be an active trading market for an ETF’s shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Exchange-Traded Notes Risk: Because exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Portfolio to the risk that an ETN’s issuer may be unable to pay. In addition, the Portfolio will bear its proportionate share of the fees and expenses of the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Expense Risk: The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table in the Portfolio’s prospectus for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk: Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

B22

Foreign Investment Risk: Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including military conflict (including Russia’s military invasion in Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

Fund of Funds Risk: In addition to the risks associated with the investment in the Underlying Portfolios, the Portfolio is exposed to the investment objectives, investment risks, and investment performance of the Underlying Portfolios. The Portfolio is also subject to a potential conflict of interest between the Portfolio and its investment manager(s) and subadviser(s), which could impact the Portfolio. Moreover, the Portfolio will incur its pro rata share of the Underlying Portfolios’ expenses, which will reduce the Portfolio’s performance.

High Yield Risk: Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Investment Style Risk: Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Leverage Risk: Using leverage, the investment of borrowed cash, may amplify the Portfolio’s gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity Allocation Risk: The Portfolio’s liquidity strategy will result in a decrease in the amount of the Portfolio’s assets held in individual securities and an increase in the amount invested in derivatives (e.g., futures and options) and in short-term money market instruments. Under certain market conditions, performance may be adversely affected as a result of this strategy.

Liquidity and Valuation Risk: The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust’s Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk: Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio are subject to human error and may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of domestic or global events, including war, terrorism, environmental disasters, natural disasters or events, political or civil instability, and public health emergencies (such as the spread of infectious diseases, pandemics, or epidemics), among others. Such events may reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and significantly adversely impact the economy. There is no guarantee that the investment objective of the Portfolio will be achieved.

Portfolio Turnover Risk: A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio’s securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Quantitative Model Risk: The Portfolio and certain Underlying Portfolios, if applicable, may use quantitative models as part of its investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Portfolio to achieve its objective. A

B23

given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance.

Real Estate Risk: Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Regulatory Risk: The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the Securities and Exchange Commission, and depending on the Portfolio, the Commodity Futures Trading Commission. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Short Sale Risk: A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Small-Sized Company Risk: Securities of small-sized companies tend to be less liquid than those of larger, more established companies, which can have an adverse effect on the price of these securities and on the Portfolio’s ability to sell these securities. The market price of such investments also may rise more in response to buying demand and fall more in response to selling pressure and be more volatile than investments in larger companies.

11. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Portfolios.

12. Subsequent Event

On June 13-14, 2022, the Board approved the reorganization (the “Reorganization”) of Moderate Multi-Asset (the “Target Portfolio”) into Balanced Asset Allocation (the “Acquiring Portfolio”). The Reorganization is subject to shareholder approval by the Target Portfolio. A special meeting of the Target Portfolio shareholders will be held on November 11, 2022. It is expected that the Reorganization, if approved, would be completed on or about December 5, 2022.

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Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 8-10, 2022, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from January 1, 2021 through December 31, 2021 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

B25

Advanced Series Trust

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of eight individuals, seven of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-14, 2022 (the Meeting) and approved the renewal of the agreements through July 31, 2023, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s

[1]

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and PGIM Quantitative Solutions, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2021, except as otherwise noted below. The Board compared the historical gross performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2021. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Advanced Strategies Portfolio*

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

●	The Board noted that the Manager had contractually agreed to waive 0.0262% of its management fee through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Balanced Asset Allocation Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one-year period and underperformed its benchmark index over the three-, five-, and ten-year periods.

●

The Board considered changes it approved to the Portfolio’s principal investment strategies that moved the Portfolio from a fund-of-fund structure to one that primarily invests directly in investments, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which took effect in July 2021. As a result of these changes, the Board concluded that the Portfolio should be afforded more time to develop its performance record.

●

The Board noted that the Manager had contractually agreed to waive 0.0204% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 0.89% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Global Strategies Portfolio*

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	2nd Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 4th Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods and underperformed its benchmark index over the three- and five-year periods.

●

The Board noted recent actions it had approved to address performance, including a proposal to improve the Portfolio’s liquidity profile that would have a potential for better performance during periods of down markets, which were implemented in February 2021. The Board considered that the Portfolio’s recent performance had improved, with the Portfolio ranking in the second quartile of its Peer Universe for the one-year period.

AST Moderate Multi-Asset Portfolio (formerly AST AllianzGI World Trends Portfolio)

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	4th Quartile

Actual Management Fees: 4th Quartile

Net Total Expenses: 3rd Quartile

●	The Board noted that the Portfolio underperformed its benchmark index over the one-, five-, and ten-year periods, and outperformed over the three-year period.

●

The Board considered that on May 17, 2022, the U.S. Department of Justice and Securities and Exchange Commission (“SEC”) announced that Allianz Global Investors U.S. LLC (AllianzGI) agreed to plead guilty to criminal securities fraud in connection with an options trading strategy that was unrelated to the Portfolio. As a consequence, AllianzGI was disqualified from providing subadvisory services to registered investment companies, including the Portfolio, and the SEC granted AllianzGI a brief transition period to transition subadvisory responsibilities for the Portfolio to another subadviser. As a result, the Manager did not recommend the renewal of the Subadvisory Agreement with AllianzGI. In June 2022, the Board approved a proposal to replace AllianzGI as subadviser to the Portfolio to be effective in July 2022.

●

The Board noted that the Manager had contractually agreed to waive 0.047% of its management fee through June 30, 2023. The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

●	The Board noted that the Manager had contractually agreed to waive 0.0249% of its management fee through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Preservation Asset Allocation Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

●	The Board noted that the Portfolio underperformed its custom benchmark index over all periods.

●

The Board considered changes it approved to the Portfolio’s principal investment strategies that moved the Portfolio from a fund-of-fund structure to one that primarily invests directly in investments, as well changes in the strategic allocations to certain assets classes and the addition of subadvisers, all of which took effect in July 2021. The Board considered that the Portfolio’s recent performance had improved, with the Portfolio ranking in the second quartile of its Peer Universe for the one-year period.

●

The Board noted that the Manager had contractually agreed to waive 0.0207% of its investment management fee through June 30, 2023; and contractually agreed to waive a portion of its management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s management fee plus certain other expenses do not exceed 0.89% of the Portfolio’s average daily net assets through June 30, 2023.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Growth Allocation Portfolio

Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	4th Quartile	3rd Quartile	3rd Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

●	The Board noted that the Portfolio outperformed its benchmark index over the one-year period and underperformed its benchmark index over the three-, five-, and ten-year periods.

●

The Board considered recent changes it approved to the Portfolio’s principal investment strategy resulting in several changes to the Portfolio’s underlying sleeves and the addition of new subadvisers to the Portfolio, all of which took effect in February 2021. The Board considered that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index over the one-year period and ranking in the first quartile of its Peer Universe.

●

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (800) 944-8786 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Every year we will send you an updated summary prospectus. We will also send you, or make available to you pursuant to Rule 30e-3 under the Investment Company Act of 1940, an annual report and a semi-annual report, which contain important financial information about the Portfolios.

To reduce Portfolio expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household (householding), unless you instruct us or the relevant participating insurance company otherwise. Householding is not yet available on all products. You should be aware that by calling (800) 778-2255, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive. Note: Effective January 1, 2021 you may no longer receive mailed copies of the annual and semi-annual reports, unless you elect to continue to receive these mailings.

©2022 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-C

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

APPENDIX A:

Advanced Series Trust (1 of 2 AST Filings)-

AST Advanced Strategies Portfolio

AST American Funds Growth Allocation Portfolio

AST Balanced Asset Allocation Portfolio

AST BlackRock 60/40 Portfolio

AST BlackRock 80/20 Portfolio

AST BlackRock Global Strategies Portfolio

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Bond Portfolio 2031

AST Bond Portfolio 2032

AST Bond Portfolio 2033

AST ClearBridge Dividend Growth Portfolio

AST Cohen & Steers Realty Portfolio

AST Cohen and Steers Global Realty Portfolio

AST Core Fixed Income Portfolio

AST Emerging Markets Equity Portfolio

AST Franklin 85/15 Diversified Allocation Portfolio

AST Government Money Market Portfolio

AST High Yield Portfolio

AST International Growth Portfolio

AST International Value Portfolio

AST Investment Grade Bond Portfolio

AST J.P. Morgan International Equity Portfolio

AST Large-Cap Core Portfolio

AST Large-Cap Growth

AST Large-Cap Value Portfolio

AST MFS Global Equity Portfolio

AST MFS Growth Allocation Portfolio

AST Mid-Cap Growth Portfolio

AST Mid-Cap Value Portfolio

AST Moderate Multi Asset Portfolio

AST Multi-Sector Fixed Income Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Flexible Multi-Strategy Portfolio

AST Prudential Growth Allocation Portfolio

AST QMA International Core Equity Portfolio

AST Quantitative Modeling Portfolio

AST Small-Cap Growth Opportunities Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Diversified Real Growth Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Wellington Management Hedged Equity Portfolio

AST Western Asset Emerging Markets Debt Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date:	August 18, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	August 18, 2022